          As filed with the Securities and Exchange Commission on April 11, 2013

                                             1933 Act Registration No. 333-40937

                                             1940 Act Registration No. 811-08517

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      POST-EFFECTIVE AMENDMENT NO. 54 /X/

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             AMENDMENT NO. 351 /X/

                    Lincoln Life Variable Annuity Account N
                           (Exact Name of Registrant)

              Lincoln ChoicePlusSM, Lincoln ChoicePlusSM II, and
                    Lincoln ChoicePlus AssuranceSM (B Share)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Adam C. Ciongoli, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                          Scott C. Durocher, Esquire
                  The Lincoln National Life Insurance Company
                               350 Church Street
                          Hartford, Connecticut 06103

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485

/x/ on May 1, 2013, pursuant to paragraph (b) of Rule 485

/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ / on __________, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                         PROSPECTUS 1

Lincoln ChoicePlusSM
Lincoln Life Variable Annuity Account N
Individual Variable Annuity Contracts
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnFinancial.com
1-888-868-2583


This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life or Company). This contract is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth
IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. However, IRAs provide tax deferral whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate Contract Value and to provide retirement income over a certain period of time, or for life, subject to certain conditions. The benefits offered under this contract may be a variable or fixed amount, if available, or a combination of both. If you die before the Annuity Commencement Date, we will pay your Beneficiary a Death Benefit. In the alternative, you generally may choose to receive a Death Benefit upon the death of the Annuitant.

The state in which your contract is issued will govern whether or not certain features, riders, restrictions, limitations, charges and fees will apply to your contract. You should refer to your contract for these state-specific features. Please check with your registered representative regarding their availability.

The minimum initial Purchase Payment for the contract is $10,000 for a nonqualified plan or Section 403(b) transfer/rollovers; and $2,000 for any other qualified plan. Additional Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. Purchase Payments allocated to any Subaccount or to the fixed side of the contract must be at least $100 or $2,000 respectively.

Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. Also, a Market Value Adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a Guaranteed Period.

All Purchase Payments for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract's variable options. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.


The available funds are listed below:


AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I):
   Invesco V.I. American Franchise Fund
    (formerly Invesco Van Kampen V.I. American Franchise Fund)
     Invesco V.I. Core Equity Fund
     Invesco V.I. International Growth Fund

AllianceBernstein Variable Products Series Fund (Class B):
     AllianceBernstein VPS Global Thematic Growth Portfolio AllianceBernstein VPS Growth and Income Portfolio** AllianceBernstein VPS International Value Portfolio*, **

     AllianceBernstein VPS Large Cap Growth Portfolio
     AllianceBernstein VPS Small/Mid Cap Value Portfolio

American Century Variable Portfolios II, Inc. (Class II):
   American Century Investments VP Inflation Protection Fund**

American Funds Insurance Series (Reg. TM) (Class 2):
     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund

     American Funds International Fund

BlackRock Variable Series Funds, Inc. (Class III):
     BlackRock Global Allocation V.I. Fund

Delaware VIP (Reg. TM) Trust (Service Class):
     Delaware VIP (Reg. TM) Diversified Income Series
     Delaware VIP (Reg. TM) Emerging Markets Series
     Delaware VIP (Reg. TM) Limited-Term Diversified Income Series Delaware VIP (Reg. TM) U.S. Growth Series

Delaware VIP (Reg. TM) Trust (Standard Class):
     Delaware VIP (Reg. TM) High Yield Series
     Delaware VIP (Reg. TM) International Value Equity Series*
     Delaware VIP (Reg. TM) REIT Series
     Delaware VIP (Reg. TM) Small Cap Value Series
     Delaware VIP (Reg. TM) Smid Cap Growth Series
     Delaware VIP (Reg. TM) Value Series

DWS Investments VIT Funds (Class A):
     DWS Equity 500 Index VIP**
     DWS Small Cap Index VIP

DWS Variable Series II (Class B):
     DWS Alternative Asset Allocation VIP Portfolio

Fidelity (Reg. TM) Variable Insurance Products (Service Class 2):
     Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio

     Fidelity (Reg. TM) VIP Mid Cap Portfolio


Fidelity (Reg. TM) Variable Insurance Products (Initial Class):
     Fidelity (Reg. TM) VIP Equity-Income Portfolio**
     Fidelity (Reg. TM) VIP Growth Portfolio
     Fidelity (Reg. TM) VIP Overseas Portfolio**

Franklin Templeton Variable Insurance Products Trust (Class 2):
     FTVIPT Franklin Income Securities Fund
     FTVIPT Franklin Small-Mid Cap Growth Securities Fund**
     FTVIPT Mutual Shares Securities Fund
     FTVIPT Templeton Global Bond Securities Fund
     FTVIPT Templeton Growth Securities Fund

Janus Aspen Series (Service Share):
     Janus Aspen Balanced Portfolio
     Janus Aspen Enterprise Portfolio
   Janus Aspen Global Research Portfolio
     (formerly Janus Aspen Worldwide Portfolio)

Lincoln Variable Insurance Products Trust (Service Class):
     LVIP Baron Growth Opportunities Fund
     LVIP BlackRock Emerging Markets RPM Fund
    (formerly LVIP BlackRock Emerging Markets Index RPM Fund)
     LVIP BlackRock Inflation Protected Bond Fund
     LVIP Capital Growth Fund
     LVIP Clarion Global Real Estate Fund
     (formerly LVIP Cohen & Steers Global Real Estate Fund)
     LVIP Columbia Small-Mid Cap Growth RPM Fund
     (formerly LVIP Turner Mid-Cap Growth Fund)
     LVIP Delaware Diversified Floating Rate Fund
     LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund LVIP Delaware Growth and Income Fund
     LVIP Delaware Special Opportunities Fund
   LVIP Dimensional Non-U.S. Equity RPM Fund
     (formerly LVIP Dimensional Non-U.S. Equity Fund)

   LVIP Dimensional U.S. Equity RPM Fund
     (formerly LVIP Dimensional U.S. Equity Fund)
     LVIP Dimensional/Vanguard Total Bond Fund
     LVIP Global Income Fund
     LVIP JPMorgan High Yield Fund
     (formerly LVIP J.P. Morgan High Yield Fund)
     LVIP JPMorgan Mid Cap Value RPM Fund
     (formerly LVIP Columbia Value Opportunities Fund)
     LVIP MFS International Growth Fund
     LVIP MFS International Growth RPM Fund*
     LVIP MFS Value Fund
     LVIP Mid-Cap Value Fund
     LVIP RPM BlackRock Global Allocation V.I. Fund*
     LVIP RPM Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio* LVIP SSgA Bond Index Fund
     LVIP SSgA Conservative Index Allocation Fund
     LVIP SSgA Conservative Structured Allocation Fund
     LVIP SSgA Developed International 150 Fund
     LVIP SSgA Emerging Markets 100 Fund
     LVIP SSgA Global Tactical Allocation RPM Fund
     (formerly SSgA Global Tactical Allocation Fund)
     LVIP SSgA International Index Fund
     LVIP SSgA Large Cap 100 Fund
     LVIP SSgA Large Cap RPM Fund*
     LVIP SSgA Moderate Index Allocation Fund
     LVIP SSgA Moderate Structured Allocation Fund
     LVIP SSgA Moderately Aggressive Index Allocation Fund
     LVIP SSgA Moderately Aggressive Structured Allocation Fund
     LVIP SSgA Small-Cap Index Fund
     LVIP SSgA Small-Cap RPM Fund*
     LVIP SSgA Small-Mid Cap 200 Fund
     LVIP T. Rowe Price Growth Stock Fund
     LVIP T. Rowe Price Structured Mid-Cap Growth Fund
     LVIP Templeton Growth RPM Fund
     (formerly LVIP Templeton Growth Fund)
     LVIP UBS Large Cap Growth RPM Fund
     (formerly LVIP Janus Capital Appreciation Fund)
     LVIP Vanguard Domestic Equity ETF Fund
     LVIP Vanguard International Equity ETF Fund
     LVIP Protected Profile 2010 Fund
     LVIP Protected Profile 2020 Fund
     LVIP Protected Profile 2030 Fund
     LVIP Protected Profile 2040 Fund
     LVIP Protected Profile Conservative Fund
     LVIP Protected Profile Growth Fund
     LVIP Protected Profile Moderate Fund

Lincoln Variable Insurance Products Trust (Standard Class):
     LVIP Delaware Bond Fund
     LVIP Delaware Social Awareness Fund
     LVIP Mondrian International Value Fund
     LVIP Money Market Fund
     LVIP SSgA S&P 500 Index Fund***

MFS (Reg. TM) Variable Insurance TrustSM (Service Class):

     MFS (Reg. TM) VIT Core Equity Series

MFS (Reg. TM) Variable Insurance TrustSM (Initial Class):
     MFS (Reg. TM) VIT Growth Series
     MFS (Reg. TM) VIT Total Return Series

     MFS (Reg. TM) VIT Utilities Series


Neuberger Berman Advisers Management Trust (I Class):
     Neuberger Berman AMT Mid-Cap Growth Portfolio**
     Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio*

PIMCO Variable Insurance Trust (Advisor Class):
     PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio

Putnam Variable Trust (Class IB):
     Putnam VT Growth & Income Fund
     Putnam VT Global Health Care Fund

* Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.

**It is currently anticipated that on May 17, 2013, we will close and replace these investment options. See the Description of the Funds section for further information.

*** "Standard & Poor's (Reg. TM)", "S&P 500 (Reg. TM)", "Standard & Poor's 500 (Reg. TM)" and "500" are trademarks of Standard & Poor's Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.





This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.


Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

May 1, 2013

Table of Contents




Item                                                          Page
Special Terms                                                   5
Expense Tables                                                  8
Summary of Common Questions                                    12
The Lincoln National Life Insurance Company                    16
Variable Annuity Account (VAA)                                 16
Investments of the Variable Annuity Account                    17
Charges and Other Deductions                                   23
The Contracts                                                  33
 Purchase Payments                                             34
 Transfers On or Before the Annuity Commencement Date          35
 Surrenders and Withdrawals                                    38
 Death Benefit                                                 41
 Investment Requirements                                       45
 Living Benefit Riders                                         52
 Lincoln Lifetime IncomeSM Advantage 2.0                       52
 Lincoln Lifetime IncomeSM Advantage                           63
 Lincoln SmartSecurity (Reg. TM) Advantage                     71
 4LATER (Reg. TM) Advantage Protected Funds                    77
 i4LIFE (Reg. TM) Advantage                                    80
 Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage     85
 4LATER (Reg. TM) Advantage                                    92
 Annuity Payouts                                               96
 Fixed Side of the Contract                                   104
Distribution of the Contracts                                 106
Federal Tax Matters                                           108
Additional Information                                        113
 Voting Rights                                                113
 Return Privilege                                             113
 Other Information                                            114
 Legal Proceedings                                            114
Contents of the Statement of Additional Information (SAI)
for Lincoln Life Variable Annuity Account N                   115
Appendix A - Condensed Financial Information                  A-1

Special Terms
In this prospectus, the following terms have the indicated meanings:

4LATER (Reg. TM) Advantage or 4LATER (Reg. TM)-An option that provides an Income Base during the accumulation period, which can be used to establish a Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage in the future.


4LATER (Reg. TM) Advantage Protected Funds-An option that provides an Income Base during the accumulation period, which can be used to establish a Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds if you adhere to certain Investment Requirements.

5% Enhancement-A feature under Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 and 4LATER (Reg. TM) Advantage Protected Funds in which the Guaranteed Amount or Income Base, as applicable, minus Purchase Payments received in that year, will be increased by 5%, subject to certain conditions.

Access Period-Under i4LIFE (Reg. TM) Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.

Account or Variable Annuity Account (VAA)-The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Account Value-Under i4LIFE (Reg. TM) Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE (Reg. TM) Advantage is effective (or initial Purchase Payment if i4LIFE (Reg. TM) Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments, and withdrawals.

Accumulation Unit-A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE (Reg. TM) Advantage Account Value during the Access Period.


Adjustment Date-Under Lincoln SmartIncomeSM Inflation, the first day of January each year. The Scheduled Payment and the Reserve Value will be adjusted on each Adjustment Date.


Annuitant-The person upon whose life the annuity benefit payments are based, and upon whose life a Death Benefit may be paid.

Annuity Commencement Date-The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE (Reg. TM) Advantage).

Annuity Payout-A regularly Scheduled Payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE (Reg. TM) Advantage has been elected). Payments may be variable or fixed, or a combination of both.

Annuity Unit-A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date. See Annuity Payouts.


Automatic Annual Step-up-Under Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 and 4LATER (Reg. TM) Advantage Protected Funds, the Guaranteed Amount or Income Base, as applicable, will automatically step-up to the contract value on each Benefit Year anniversary, subject to certain conditions.


Beneficiary-The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.

Benefit Year-Under Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity (Reg. TM) Advantage and 4LATER (Reg.
TM) Advantage Protected Funds, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity (Reg. TM) Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.

Contractowner (you, your, owner)-The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.

Contract Value (may be referred to as Account Value in marketing materials)-At a given time before the Annuity Commencement Date, the total value of all Accumulation Units for a contract plus the value of the fixed side of the contract, if any.

Contract Year-Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.


CPI-The Consumer Price Index used to measure inflation.

CPI Adjustment-Under Lincoln SmartIncomeSM Inflation, adjustments made to the Scheduled Payments and the Reserve Value as a result of fluctuations in the CPI.

CPI Value-The number published monthly by the Bureau of Labor Statistics that represents the Consumer Price Index. Under Lincoln SmartIncomeSM Inflation, the CPI Value is used to determine if the Scheduled Payments and Reserve Value will go up or down each year.

Death Benefit-Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies or, if selected, to the Contractowner if the Annuitant dies. See The Contracts - Death Benefit for a description of the various Death Benefit options.

Enhancement Period-Under Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage, and 4LATER (Reg. TM) Advantage Protected Funds, the 10-year period during which the 5% Enhancement is in effect. A new Enhancement Period will begin each time an Automatic Annual Step-up to the Contract Value occurs.


Excess Withdrawals-Amounts withdrawn during a Benefit Year, as specified for each Living Benefit rider, which decrease or eliminate the guarantees under the rider.


Good Order-The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.


Guaranteed Amount-The value used to calculate your withdrawal benefit under Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity (Reg. TM) Advantage.


Guaranteed Amount Annuity Payout Option-A fixed Annuity Payout option available under Lincoln SmartSecurity (Reg. TM) Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.

Guaranteed Annual Income-The guaranteed periodic withdrawal amount available from the contract each year for life under Lincoln Lifetime IncomeSM Advantage 2.0.

Guaranteed Annual Income Amount Annuity Payout Option-A payout option available under Lincoln Lifetime IncomeSM Advantage 2.0 in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life.

Guaranteed Income Benefit-An option that provides a guaranteed minimum payout floor for the i4LIFE (Reg. TM) Advantage Regular Income Payments. The calculation of the Guaranteed Income Benefit or the features applicable to the Guaranteed Income Benefit may vary based on the rider provisions applicable to certain Contractowners.


Guaranteed Minimum Scheduled Payment-The minimum payment you will receive under Lincoln SmartIncomeSM Inflation (as adjusted for Unscheduled Payments, charges and taxes).


Guaranteed Period-The length of the period during which Contract Value in a fixed account will be credited a guaranteed interest rate.

i4LIFE (Reg. TM) Advantage-An Annuity Payout option which combines periodic variable Regular Income Payments for life and a Death Benefit with the ability to make withdrawals during a defined period, the Access Period.


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds-i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is an optional feature under i4LIFE (Reg. TM) Advantage that provides a higher Guaranteed Income Benefit percentage if you adhere to certain Investment Requirements.

Income Base-Under the Lincoln Lifetime IncomeSM Advantage 2.0, a value used to calculate the Guaranteed Annual Income amount. Under 4LATER (Reg. TM) Advantage or 4LATER (Reg. TM) Advantage Protected Funds, the Income Base will be used to calculate the minimum payouts available under your contract at a later date. The amount of the Income Base varies based on when you elect the rider, and is adjusted as set forth in this prospectus.


Investment Requirements-Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit riders.

Lifetime Income Period-Under i4LIFE (Reg. TM) Advantage, the period of time following the Access Period during which we make Regular Income Payments to you (and Secondary Life, if applicable) for the rest of your life. During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.


Lincoln Life (we, us, our, Company)-The Lincoln National Life Insurance
Company.

Lincoln Lifetime IncomeSM Advantage 2.0-Provides minimum guaranteed lifetime periodic withdrawals that may increase based on automatic enhancements and age-based increases to the withdrawal amount, regardless of the investment performance of the contract and provided certain conditions are met.


Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds- An optional feature under Lincoln Lifetime IncomeSM Advantage 2.0 that provides a higher Guaranteed Annual Income amount percentage if you adhere to certain Investment Requirements.

Lincoln Lifetime IncomeSM Advantage-Provides minimum guaranteed lifetime periodic withdrawals that may increase, regardless of the investment performance of the contract and provided certain conditions are met. The Lincoln Lifetime IncomeSM Advantage Plus may provide an amount equal to the excess of the initial Guaranteed Amount over the current Contract Value.

Lincoln SmartIncomeSM Inflation-A fixed Annuity Payout option that provides periodic Annuity Payouts that may increase or decrease annually based on fluctuations in the Consumer Price Index.


Lincoln SmartSecurity (Reg. TM) Advantage-Provides minimum guaranteed periodic withdrawals (for life, if the 1 Year Automatic

Step-Up option is chosen), regardless of the investment performance of the contract and provided certain conditions are met, that may increase due to subsequent Purchase Payments and step-ups.


Living Benefit-A general reference to certain riders that may be available for purchase that provide some type of a minimum guarantee while you are alive. These riders are the Lincoln SmartSecurity (Reg. TM) Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage, 4LATER (Reg. TM) Advantage Protected Funds, 4LATER (Reg. TM) Advantage and i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit). If you select a Living Benefit rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.


Market Value Adjustment-An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.


Maximum Annual Withdrawal-The guaranteed periodic withdrawal available under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage.


Maximum Annual Withdrawal Amount Annuity Payout Option - A fixed Annuity Payout option available under Lincoln Lifetime IncomeSM Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.


Nursing Home Enhancement-A feature that will increase the Guaranteed Annual Income amount under Lincoln Lifetime IncomeSM Advantage 2.0 or the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage upon admittance to an approved nursing care facility, subject to certain conditions.



Periodic Income Commencement Date-The Valuation Date on which the amount of i4LIFE (Reg. TM) Advantage Regular Income Payments are determined.

Purchase Payments-Amounts paid into the contract.


Regular Income Payments-The variable, periodic income payments paid under i4LIFE (Reg. TM) Advantage.


Reserve Value-Under Lincoln SmartIncomeSM Inflation, the value that is established to determine the amount available for Unscheduled Payments and the Death Benefit, if any. The Reserve Value will be adjusted either up or down on an annual basis depending on the percentage change of the CPI.


Rider Date-The effective date of the Lincoln SmartIncomeSM Inflation rider.

Rider Year-Under Lincoln SmartIncomeSM Inflation, each 12-month period starting with the Rider Date and starting each Rider Date anniversary after that.


Scheduled Payments-Under Lincoln SmartIncomeSM Inflation, Annuity Payouts for the life of the Annuitant (and Secondary Life, if applicable). The Scheduled Payment will be adjusted either up or down on an annual basis depending on the percentage change of the CPI.

Secondary Life-Under i4LIFE (Reg. TM) Advantage, 4LATER (Reg. TM) Advantage Protected Funds, and Lincoln SmartIncomeSM Inflation, the person designated by the Contractowner upon whose life the Annuity Payouts will also be contingent.

Selling Group Individuals-A Contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a sales representative under contract with us:

 o Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us) and their spouses and minor children.
 o Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children, of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.


Subaccount-The portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.


Unscheduled Payments-Under Lincoln SmartIncomeSM Inflation, withdrawals that are in addition to your Scheduled Payments up to the amount of the Reserve Value less any related charges and deductions for premium tax. Unscheduled Payments will reduce the Scheduled Payments and Guaranteed Minimum Scheduled Payment in the same proportion that they reduce the Reserve Value.


Valuation Date-Each day the New York Stock Exchange (NYSE) is open for trading.


Valuation Period-The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation
Date) and ending at the close of such trading on the next Valuation Date.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.


The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or (if available) the fixed account. State premium taxes may also be deducted.



                       CONTRACTOWNER TRANSACTION EXPENSES




Accumulation Phase:
  Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):1......    7.00%
We may also apply a market value adjustment to amounts being withdrawn, surrendered or transferred from a
Guaranteed Period account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum
Annual Withdrawal amount under Lincoln SmartSecurity (Reg. TM) Advantage and Regular
Income Payments under i4LIFE (Reg. TM)
Advantage). See Fixed Side of the Contract.





Payout Phase:
  Maximum Lincoln SmartIncomeSM Inflation Unscheduled Payment charge (as a percentage of the Unscheduled
   Payment):2.............................................................................    7.00%


1 The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions - Surrender Charge.

2 The Unscheduled Payment charge percentage is reduced over time.



The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE (Reg. TM) Advantage rider.

 o Table A reflects the expenses for a contract that has not elected the i4LIFE (Reg. TM) Advantage (Base contract).
 o Table B reflects the expenses for a contract that has elected the i4LIFE (Reg. TM) Advantage.
 o Table C reflects the expenses for a contract that has elected i4LIFE (Reg.
   TM) Advantage and previously purchased the Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds.
 o Table D reflects the expenses for a contract that has elected i4LIFE (Reg.
   TM) Advantage and previously purchased the 4LATER (Reg. TM) Advantage.

                                    TABLE A



Annual Account Fee:1......................................................................     $    35
Separate Account Annual Expenses (as a percentage of average daily net assets in the
  Subaccounts):2
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Mortality and Expense Risk Charge.......................................................        1.25%
  Administrative Charge...................................................................        0.15%
  Total Separate Account Expenses.........................................................        1.40%
Estate Enhancement Benefit (EEB)
  Mortality and Expense Risk Charge.......................................................        1.45%
  Administrative Charge...................................................................        0.15%
  Total Separate Account Expenses.........................................................        1.60%





                                               Single      Joint
Optional Living Benefit Rider Charges:3         Life        Life
Lincoln Lifetime IncomeSM Advantage 2.0:4,5
  Guaranteed Maximum Charge................     2.00%      2.00%
  Current Charge...........................     1.05%      1.25%

Lincoln Lifetime IncomeSM Advantage:6
  Guaranteed Maximum Charge.....................................................    1.50%      1.50%
  Current Charge................................................................    0.90%      0.90%
  Additional Charge for Lincoln Lifetime IncomeSM Advantage Plus................    0.15%      0.15%
Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option:7
  Guaranteed Maximum Charge.....................................................    1.50%      1.50%
  Current Charge................................................................    0.85%      1.00%
Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option:7
  Guaranteed Maximum Charge.....................................................    0.95%       N/A
  Current Charge................................................................    0.85%       N/A
4LATER (Reg. TM) Advantage:8
  Guaranteed Maximum Charge.....................................................    1.50%       N/A
  Current Charge................................................................    0.65%       N/A
4LATER (Reg. TM) Advantage Protected Funds:9
  Guaranteed Maximum Charge.....................................................    2.00%      2.00%
  Current Charge................................................................    1.05%      1.25%




1 The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee may be less in some states and will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.


2 The mortality and expense risk charge and administrative charge together are 1.40% on and after the Annuity Commencement Date.

3 Only one Living Benefit rider may be elected from this chart.


4 As an annualized percentage of the Income Base (initial Purchase Payment or
  Contract Value at the time of election), as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and decreased by Excess Withdrawals. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage 2.0 Charge for a discussion of these changes to the Income Base. This charge is deducted from the Contract Value on a quarterly basis.


5 There is no additional charge for Lincoln Lifetime IncomeSM Advantage 2.0
  Protected Funds over and above the charge for Lincoln Lifetime IncomeSM Advantage 2.0.


6 As an annualized percentage of the Guaranteed Amount (initial Purchase
  Payment or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln Lifetime IncomeSM Advantage riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge for further information. After December 31, 2010 (or later in some states), these riders are no longer available for sale.

7 As an annualized percentage of the Guaranteed Amount (initial Purchase
  Payment or Contract Value at the time of election), as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option riders purchased prior to December 3, 2012, the current annual percentage charge will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option riders the current annual percentage charge will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount. Beginning January 16, 2009, the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option is no longer available for purchase. Beginning on May 20, 2013 Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will no longer be available for purchase. See Charges and Other Deductions - Lincoln SmartSecurity (Reg. TM) Advantage Charge for further information.

8 As an annualized percentage of the Income Base (initial Purchase Payment or
  Contract Value at the time of election), as increased for subsequent Purchase Payments, automatic 15% Enhancements, and resets and decreased for withdrawals. This charge is deducted from the Subaccounts on a quarterly basis. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions - 4LATER (Reg.
  TM) Advantage Charge for further information. As of July 16, 2012, (or later in some states) this rider is no longer available for sale.

9 As an annualized percentage of the Income Base (initial Purchase Payment or
  Contract Value at the time of election), as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and decreased by withdrawals. See Charges and Other Deductions - 4LATER (Reg. TM) Advantage Protected Funds Charge for a discussion of these changes to the Income Base.




                                    TABLE B



Annual Account Fee:1......................................................     $    35
i4LIFE (Reg. TM) Advantage without Guaranteed Income Benefit (version 4):2
  Account Value Death Benefit.............................................        1.65%
  Enhanced Guaranteed Minimum Death Benefit (EGMDB).......................        1.85%

                                                                             Single      Joint
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4):3,4     Life        Life
Account Value Death Benefit
  Guaranteed Maximum Charge..............................................     3.65%      3.65%
  Current Charge.........................................................     2.30%      2.50%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Guaranteed Maximum Charge..............................................     3.85%      3.85%
  Current Charge.........................................................     2.50%      2.70%






i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (versions 1, 2 and 3):5
Account Value Death Benefit
  Guaranteed Maximum Charge......................................................    3.15%
  Current Charge.................................................................    2.15%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Guaranteed Maximum Charge......................................................    3.35%
  Current Charge.................................................................    2.35%




1 The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee may be less in some states and will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.


2 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE (Reg. TM) Advantage. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Rider Charge for further information. These charges continue during the Access Period. The i4LIFE (Reg. TM) Advantage charge is reduced to 1.65% during the Lifetime Income Period.

3 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit (version 4) is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge of 2.00%. These charges are added to the i4LIFE (Reg. TM) Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE (Reg. TM) Advantage charge of 1.65%. See Charges and Other Deductions - i4LIFE (Reg.
  TM) Advantage with Guaranteed Income Benefit (version 4) Charge for further information.

4 There is no additional charge for i4LIFE (Reg. TM) Advantage Guaranteed
  Income Benefit Protected Funds over and above the charge for i4LIFE (Reg.
  TM) Advantage Guaranteed Income Benefit (version 4).

5 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit is 0.50% of Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE (Reg. TM) Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE (Reg. TM) Advantage charge of 1.65%. The percentage charge may change to the current charge in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge percentage. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Charge for further information.



                                    TABLE C



Annual Account Fee:1......................................................................                 $    35
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for purchasers who      Single       Joint
  previously purchased
Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds:....     Life         Life
Separate Account Annual Expenses (as a percentage of average daily net assets in the
  Subaccounts):
  Enhanced Guaranteed Minimum Death Benefit (EGMDB).......................................     1.40%          1.40%
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4):2,3
  Guaranteed Maximum Charge...............................................................     2.00%          2.00%
  Current Charge..........................................................................     1.05%          1.25%




1 The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee may be less in some states and will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.

2 As an annualized percentage of the greater of the Income Base (associated with Lincoln Lifetime IncomeSM Advantage 2.0) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE (Reg. TM) Advantage. In the event of an automatic step-up in the

 Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge rate. (The Lincoln Lifetime IncomeSM Advantage 2.0 charge continues to be a factor in determining the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit charge.) See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds.

3 As an annualized percentage of the greater of the Income Base (associated with the 4LATER (Reg. TM) Advantage Protected Funds) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE (Reg. TM) Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and
  2) the dollar amount of the charge will also increase by the percentage increase, if any, to the 4LATER (Reg. TM) Advantage Protected Funds current charge rate. (The 4LATER (Reg. TM) Advantage Protected Funds charge continues to be a factor in determining the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit charge.) See Charges and Other Deductions -i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds.



                                    TABLE D



Annual Account Fee:1......................................................................     $    35
i4LIFE (Reg. TM) Advantage with 4LATER (Reg. TM) Advantage Guaranteed Income Benefit for
purchasers who previously purchased
4LATER (Reg. TM) Advantage:2
Account Value Death Benefit
  Guaranteed Maximum Charge...............................................................        3.15%
  Current Charge..........................................................................        2.30%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Guaranteed Maximum Charge...............................................................        3.35%
  Current Charge..........................................................................        2.50%




1 The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee may be less in some states and will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.


2 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE (Reg. TM) Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE (Reg. TM) Advantage charge of 1.65%. The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge percentage. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions - 4LATER (Reg. TM) Advantage Guaranteed Income Benefit Charge for further information.



The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2012. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.





                                                                             Minimum   Maximum
                                                                            --------- --------
      Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service
       (12b-1) fees, and other expenses)...................................  0.25%     2.21%
      Net Total Annual Fund Operating Expenses (after contractual waivers/
       reimbursements*)....................................................  0.25%     1.85%



* Several of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2014.



EXAMPLES


The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.


The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the i4LIFE (Reg. TM) Advantage with the EGMDB Death Benefit and Guaranteed Income Benefit (version 4) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



1) If you surrender your contract at the end of the applicable time period:




   1 year       3 years      5 years      10 years
-----------    ---------    ---------    ---------
   $1,308       $2,303       $3,271       $5,781


2) If you annuitize or do not surrender your contract at the end of the applicable time period:




 1 year      3 years      5 years      10 years
--------    ---------    ---------    ---------
   $608      $1,803       $2,971       $5,781



The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB Death Benefit and Lincoln Lifetime IncomeSM Advantage 2.0 at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



1) If you surrender your contract at the end of the applicable time period:




   1 year       3 years      5 years      10 years
-----------    ---------    ---------    ---------
   $1,285       $2,275       $3,292       $6,152


2) If you annuitize or do not surrender your contract at the end of the applicable time period:




 1 year      3 years      5 years      10 years
--------    ---------    ---------    ---------
   $585      $1,775       $2,992       $6,152



For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See The Contracts - Annuity Payouts, including Lincoln SmartIncomeSM Inflation. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.


Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase ("redemption fees"). As of the date of this prospectus, none have done so. See The Contracts
- Market Timing for a discussion of redemption fees.

For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.



Summary of Common Questions

What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln Life. You may allocate your Purchase Payments to the VAA or to the fixed account. This prospectus primarily describes the variable side of the contract. See The Contracts. This contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state specific provisions as not all state variations are discussed in this prospectus. Please check with your registered representative regarding their availability. This contract is no longer offered for sale.

What is the Variable Annuity Account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.

What are Asset Allocation Models? Asset allocation models are designed to assist you in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts - Asset Allocation Models.

What are Investment Requirements? If you elect a Living Benefit rider (except i4LIFE (Reg. TM) Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds or 4LATER (Reg. TM) Advantage Protected Funds, you will have more restrictive Investment Requirements. Lincoln Lifetime IncomeSM Advantage Plus also has specific Investment Requirements, but is no longer available for sale. See The Contracts - Investment Requirements.

What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments to buy shares in one or more of the investment options. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account - Description of the Funds.


Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account - Description of the Funds.


How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you buy Accumulation Units. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.

What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge according to the Death Benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. The charges for any riders applicable to your contract will also be deducted from your Contract Value or Account Value if i4LIFE (Reg. TM) Advantage is elected. See Charges and Other Deductions.

If you withdraw Purchase Payments, you pay a surrender charge from 0% to 7.00% of the surrendered or withdrawn Purchase Payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and Other Deductions - Surrender Charge.

We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.


See Expense Tables and Charges and Other Deductions for additional fees and expenses in these contracts.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.


The surrender, withdrawal or transfer of value from a Guaranteed Period of the fixed account may be subject to the Market Value Adjustment, if applicable. See Fixed Side of the Contract.

Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE (Reg. TM) Advantage, if elected. See The Contracts and Annuity Payouts.


For information about the compensation we pay for sales of contracts, see The Contracts - Distribution of the Contracts.


What Purchase Payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The Contracts - Purchase Payments.

Am I limited in the amount of Purchase Payments I can make into the contract? Yes, Purchase Payments totaling $1 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all contracts issued by the Company (or its affiliates) in which you are the Contractowner, joint owner, or Annuitant. In addition, if you elect a Living Benefit rider, you may be subject to additional restrictions in terms of your ability to make Purchase Payments. For more information about these restrictions and limitations, please see The Contracts - Purchase Payments section in this prospectus.

How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, you may choose to receive a Death Benefit on the death of the Annuitant. See The Contracts - Death Benefit.

May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than twelve (12) per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to the Subaccount, you may only transfer 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. Transfers from the fixed account may be subject to a Market Value Adjustment. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts - Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract and Guaranteed Periods.

What are Living Benefit riders? Living Benefit riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders offer either a minimum withdrawal benefit

(Lincoln SmartSecurity (Reg. TM) Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, and Lincoln Lifetime IncomeSM Advantage) or, a minimum Annuity Payout (4LATER (Reg. TM) Advantage, 4LATER (Reg. TM) Advantage Protected Funds and i4LIFE (Reg. TM) Advantage with or without the Guaranteed Income Benefit). If you select a Living Benefit rider, Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements (unless you elect i4LIFE (Reg.
TM) Advantage without the Guaranteed Income Benefit). Excess Withdrawals under certain Living Benefit riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit rider. These riders are discussed in detail in this prospectus. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.

What is Lincoln Lifetime IncomeSM Advantage 2.0? Lincoln Lifetime IncomeSM Advantage 2.0 is a rider that you may purchase for an additional charge and which provides on an annual basis guaranteed lifetime periodic withdrawals up to a guaranteed amount based on an Income Base, a 5% Enhancement to the Income Base (less Purchase Payments received in that year) or automatic annual step-ups to the Income Base, and age-based increases to the guaranteed periodic withdrawal amount. Withdrawals may be made up to the Guaranteed Annual Income amount as long as that amount is greater than zero. The Income Base is not available as a separate benefit upon death or surrender and is increased by subsequent Purchase Payments, 5% Enhancements to the Income Base (less Purchase Payments received in that year), Automatic Annual Step-ups to the Income Base and is decreased by certain withdrawals in accordance with provisions described in this prospectus. See The Contracts - Lincoln Lifetime IncomeSM Advantage
2.0. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage 2.0 and another one of the Living Benefit riders. By electing this rider you will be subject to Investment Requirements. See The Contracts - Investment Requirements.

What is Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds? Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is an optional feature under Lincoln Lifetime IncomeSM Advantage 2.0 that provides a higher Guaranteed Annual Income amount percentage if you adhere to more restrictive Investment Requirements. See The Contracts - Investment Requirements. All of the other terms and conditions of Lincoln Lifetime IncomeSM Advantage 2.0 continue to apply to Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds.

What is Lincoln Lifetime IncomeSM Advantage? Lincoln Lifetime IncomeSM Advantage is a rider that provides minimum guaranteed, periodic withdrawals for your life (single life option) or for the lives of you and your spouse (joint life option) regardless of the investment performance of the contract provided certain conditions are met. Withdrawals are based on the Guaranteed Amount which is equal to the initial Purchase Payment (or Contract Value if elected after contract issue). The Guaranteed Amount is not available as a separate benefit upon death or surrender and is increased by subsequent Purchase Payments, Automatic Annual Step-ups, the 5% Enhancements, and the Step-up to 200% (if applicable to your contract) of the initial Guaranteed Amount and is decreased by withdrawals in accordance with provisions described later in this prospectus. See The Contracts - Lincoln Lifetime IncomeSM Advantage. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage and another one of the Living Benefit riders. By electing this rider you will be subject to Investment Requirements. See The Contracts - Investment Requirements. This rider is no longer available for sale.

What is Lincoln Lifetime IncomeSM Advantage Plus? Lincoln Lifetime IncomeSM Advantage Plus provides an increase in your Contract Value of an amount equal to the excess of the initial Guaranteed Amount over the current Contract Value on the seventh Benefit Year anniversary so long as no withdrawals have been taken and you adhere to certain Investment Requirements. This rider is no longer available for sale.

What is Lincoln SmartSecurity (Reg. TM) Advantage? This benefit provides a Guaranteed Amount equal to the initial Purchase Payment (or Contract Value at the time of election) as adjusted. You may access this benefit through periodic withdrawals. Excess Withdrawals will adversely affect the Guaranteed Amount. See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage. You cannot simultaneously elect Lincoln SmartSecurity (Reg. TM) Advantage with any other Living Benefit rider. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - Investment Requirements. Beginning on January 16, 2009, the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option is no longer available for purchase. Beginning on May 20, 2013, the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will no longer be available for purchase.

What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic variable lifetime income payments, a Death Benefit, and the ability to make withdrawals during a defined period of time (Access Period). For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg. TM) Advantage Death Benefit you choose and whether or not the Guaranteed Income Benefit is in effect.

What is the Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE (Reg. TM) Advantage Regular Income Payments. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - Investment Requirements. The Guaranteed Income Benefit is purchased when you elect i4LIFE (Reg. TM) Advantage or any time during the Access Period subject to terms and conditions at that time. The minimum floor is based on the Contract Value at the time you elect i4LIFE (Reg.
TM) Advantage with the Guaranteed Income Benefit. Certain Living Benefit riders have features that may be used to establish the amount of the Guaranteed Income Benefit. You may use your Guaranteed Amount from Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage or your Income Base from Lincoln Lifetime IncomeSM Advantage 2.0, 4LATER (Reg. TM) Advantage Protected Funds or 4LATER (Reg. TM) Advantage to establish the Guaranteed Income Benefit at the time you terminate that rider to purchase i4LIFE (Reg. TM) Advantage. See The Contracts - Living Benefit Riders
- i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, 4LATER (Reg. TM) Advantage Protected Funds, 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, Lincoln Lifetime IncomeSM Advantage 2.0 - i4LIFE (Reg. TM) Advantage option, and Lincoln Lifetime IncomeSM Advantage - i4LIFE (Reg. TM) Advantage option.

What is i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds? i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is an optional feature under i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit that provides a higher initial Guaranteed Income Benefit percentage and shorter minimum required Access Period if you adhere to more restrictive Investment Requirements. See The Contracts - Investment Requirements. All other terms and conditions of i4LIFE (Reg. TM) Advantage continue to apply to i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds.

What is 4LATER (Reg. TM) Advantage? 4LATER (Reg. TM) Advantage is a way to guarantee today a minimum payout floor (a Guaranteed Income Benefit) in the future for the i4LIFE (Reg. TM) Advantage Regular Income Payments. 4LATER (Reg.
TM) Advantage is purchased prior to the time you elect i4LIFE (Reg. TM) Advantage and provides a guaranteed value, the Income Base, which can be used to establish the Guaranteed Income Benefit floor in the future. 4LATER (Reg.
TM) Advantage provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of the annuity. By electing this benefit, you will be subject to Investment Requirements. See The Contracts
- 4LATER (Reg. TM) Advantage. As of July 16, 2012 (or later in some states), this rider is no longer available for purchase.

What is 4LATER (Reg. TM) Advantage Protected Funds? 4LATER (Reg. TM) Advantage Protected Funds is a rider that provides an Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of the i4LIFE (Reg. TM) Advantage rider. If you elect 4LATER (Reg. TM) Advantage Protected Funds, you must later elect the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds feature under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4) to receive a benefit from 4LATER (Reg. TM) Advantage Protected Funds. There is an additional charge for this rider, and you will be subject to more restrictive Investment Requirements. See The Contracts - Investment Requirements.

What is Lincoln SmartIncomeSM Inflation? Lincoln SmartIncomeSM Inflation is a fixed Annuity Payout option that provides periodic Annuity Payouts that may increase or decrease each year based on changes in a consumer price index that measures inflation. Lincoln SmartIncomeSM Inflation also provides a guaranteed minimum payout, a Death Benefit and access to a Reserve Value from which Unscheduled Payments may be taken. See The Contracts - Annuity Payouts - Lincoln SmartIncomeSM Inflation.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts - Surrenders and Withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and Other Deductions. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home Office. In most states you assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.

Where may I find more information about Accumulation Unit values? Appendix A to this prospectus provides more information about Accumulation Unit values.




Investment Results

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

Note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to the contract fees and expenses, the yields of any Subaccount investing in a money market fund may also become extremely low and possibly negative.

The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.

The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life or Company), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.


Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. With respect to the issuance of the contracts, Lincoln Life does not file periodic financial reports with the SEC pursuant to the exemption for life insurance companies provided under Rule 12h-7 of the Securities Exchange Act of 1934.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company's general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.

The general account is not segregated or insulated from the claims of the insurance company's creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.


Our Financial Condition. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.

In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our policyholders. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

How to Obtain More Information. We encourage both existing and prospective policyholders to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the Statement of Additional Information.

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.



Variable Annuity Account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.




Financial Statements

The December 31, 2012 financial statements of the VAA and the December 31, 2012 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.




Investments of the Variable Annuity Account

You decide the Subaccount(s) to which you allocate Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.



Investment Advisers

As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.


Certain Payments We Receive with Regard to the Funds


With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate). It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some funds may pay us significantly more than other funds and the amount we receive may be substantial. These percentages currently range up to 0.53%. We (or our affiliates) may profit from these payments or use these payments for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contracts and, in our role as intermediary, the funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.

In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans). The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.



Description of the Funds


Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.


Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.

Certain funds invest substantially all of their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds. Funds of funds or master-feeder structures may have higher expenses than funds that invest directly in debt or equity securities.


Certain funds may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit riders, which can limit the contract's upside participation in the markets. You should consult with your financial representative to determine which combination of investment choices and Death Benefit and/or rider purchases (if any) are appropriate for you.


Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.


We currently anticipate closing and replacing the following funds on or after May 17, 2013:
 o AllianceBernstein VPS Growth and Income Portfolio with LVIP SSgA S&P 500 Index Fund
 o AllianceBernstein VPS International Value Portfolio with LVIP Mondrian International Value Fund
 o American Century VP Inflation Protection Fund with LVIP BlackRock Inflation Protected Bond Fund
 o DWS Equity 500 Index VIP Portfolio with LVIP SSgA S&P 500 Index Fund
 o Fidelity VIP Equity-Income Portfolio with LVIP SSgA S&P 500 Index Fund
 o Fidelity VIP Overseas Portfolio with LVIP SSgA International Index Fund
 o FTVIPT Franklin Small-Mid Cap Growth Securities Fund with LVIP SSgA Small-Cap Index Fund
 o Neuberger Berman AMT Mid-Cap Growth Portfolio with LVIP SSgA S&P 500 Index
Fund



AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.


  o Invesco V.I. American Franchise Fund: Long-term growth of capital. (formerly Invesco Van Kampen V.I. American Franchise Fund)

  o Invesco V.I. Core Equity Fund: Long-term growth of capital.

  o Invesco V.I. International Growth Fund: Long-term growth of capital.



AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.


  o Global Thematic Growth Portfolio: Long-term growth of capital.

  o Growth and Income Portfolio: Long-term growth of capital.

  o International Value Portfolio: Long-term growth of capital.
     This fund is not available in contracts issued on or after May 21, 2012.

  o Large Cap Growth Portfolio: Long-term growth of capital.

  o Small/Mid Cap Value Portfolio: Long-term growth of capital.


American Century Variable Portfolios II, Inc., advised by American Century Investment Management, Inc.

  o Inflation Protection Fund: Long-term total return using a strategy that seeks to protect against U.S. inflation.


American Funds Insurance Series (Reg. TM), advised by Capital Research and Management Company


  o Global Growth Fund: Long-term growth of capital.


  o Global Small Capitalization Fund: Long-term capital growth.


  o Growth Fund: Growth of capital.

  o Growth-Income Fund: Long-term growth of capital and income.

  o International Fund: Long-term growth of capital.



BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC and sub-advised by BlackRock Investment Management, LLC


  o BlackRock Global Allocation V.I. Fund: High total investment return.


Delaware VIP (Reg. TM) Trust, advised by Delaware Management Company*


  o Diversified Income Series: Maximum long-term total return consistent with reasonable risk.


  o Emerging Markets Series: Long-term capital appreciation.


  o High Yield Series: Total return and, as a secondary objective, high current income.

  o International Value Equity Series: Long-term growth without undue risk to principal.
     This fund is not offered in contracts issued on or after February 22, 2000.

  o Limited-Term Diversified Income Series: Maximum total return, consistent with reasonable risk.

  o REIT Series: Maximum long-term total return, with capital appreciation as a secondary objective.

  o Small Cap Value Series: Capital appreciation.

  o Smid Cap Growth Series: Long-term capital appreciation.


  o U.S. Growth Series: Long-term capital appreciation.

  o Value Series: Long-term capital appreciation.



DWS Investments VIT Funds, advised by Deutsche Investment Management Americas, Inc. and sub-advised by Northern Trust Investments, Inc.

  o DWS Equity 500 Index VIP: To replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 (Reg. TM) Index"), which emphasizes stocks of large US companies.

  o DWS Small Cap Index VIP: To replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 (Reg. TM) Index, which emphasizes stocks of small US companies..


DWS Variable Series II, advised by Deutsche Investment Management Americas,
    Inc. and sub-advised by RREEF America L.L.C.

  o DWS Alternative Asset Allocation Portfolio: Capital appreciation; a fund of funds.


Fidelity (Reg. TM) Variable Insurance Products, advised by Fidelity Management and Research Company and sub-advised by FMR Co., Inc.


  o Contrafund (Reg. TM) Portfolio: Long-term capital appreciation.


  o Equity-Income Portfolio: Reasonable income with consideration of the potential for capital appreciation.

  o Growth Portfolio: To achieve capital appreciation.


  o Mid Cap Portfolio: Long-term growth of capital.

  o Overseas Portfolio: Long-term growth of capital.


Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income Securities Fund and the Franklin Small-Mid Cap Growth Securities Fund, by Templeton Global Advisors Limited for the Templeton Global Bond Securities Fund and the Templeton Growth Securities Fund, and by Franklin Mutual Advisors, LLC for the Mutual Shares Securities Fund.


  o Franklin Income Securities Fund: To maximize income while maintaining prospects for capital appreciation.


  o Franklin Small-Mid Cap Growth Securities Fund: Long-term capital growth.


  o Mutual Shares Securities Fund: Capital appreciation; income is a secondary consideration.

  o Templeton Global Bond Securities Fund: High current income consistent with preservation of capital; capital appreciation is a secondary objective.

  o Templeton Growth Securities Fund: Long-term capital growth.
     (Sub-advised by Templeton Asset Management Ltd.)



Janus Aspen Series, advised by Janus Capital Management LLC


  o Balanced Portfolio: Long-term capital growth, consistent with preservation of capital and balanced by current income.

  o Enterprise Portfolio: Long-term growth of capital.

  o Global Research Portfolio: Long-term growth of capital.
     (formerly Worldwide Portfolio)



Lincoln Variable Insurance Products Trust, advised by Lincoln Investment
    Advisors Corporation.

  o LVIP Baron Growth Opportunities Fund: Capital appreciation.

     (Sub-advised by BAMCO, Inc.)

  o LVIP BlackRock Emerging Markets RPM Fund: To invest primarily in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility.
    (Sub-advised by BlackRock Investment Management, LLC)
     (formerly LVIP BlackRock Emerging Markets Index RPM Fund)

  o LVIP BlackRock Inflation Protected Bond Fund: To maximize real return, consistent with preservation of real capital and prudent investment management.
     (Sub-advised by BlackRock Financial Management, Inc.)

  o LVIP Capital Growth Fund: Capital growth.
     (Sub-advised by Wellington Management)

  o LVIP Clarion Global Real Estate Fund: Total return through a combination of current income and long-term capital appreciation.
     (Sub-advised by CBRE Clarion Securities LLC)
     (formerly LVIP Cohen & Steers Global Real Estate Fund)

  o LVIP Columbia Small-Mid Cap Growth RPM Fund: Long-term capital appreciation.
    (Sub-advised by Columbia Management Investment Advisers, LLC)
     (formerly LVIP Turner Mid-Cap Growth Fund)

  o LVIP Delaware Bond Fund: Maximum current income (yield) consistent with a prudent investment strategy.
     (Sub-advised by Delaware Management Company)*


  o LVIP Delaware Diversified Floating Rate Fund: Total return.

     (Sub-advised by Delaware Management Company)*


  o LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund: Long-term capital growth.

     (Sub-advised by Delaware Management Company)*

  o LVIP Delaware Growth and Income Fund: To maximize long-term capital appreciation.
     (Sub-advised by Delaware Management Company)*

  o LVIP Delaware Social Awareness Fund: To maximize long-term capital appreciation.
     (Sub-advised by Delaware Management Company)*

  o LVIP Delaware Special Opportunities Fund: To maximize long-term capital appreciation.
     (Sub-advised by Delaware Management Company)*

  o LVIP Dimensional Non-U.S. Equity RPM Fund: Long-term capital appreciation; a fund of funds.
     (formerly LVIP Dimensional Non-U.S. Equity Fund)

  o LVIP Dimensional U.S. Equity RPM Fund: Long-term capital appreciation; a fund of funds.
     (formerly LVIP Dimensional U.S. Equity Fund)

  o LVIP Dimensional/Vanguard Total Bond Fund: Total return consistent with preservation of capital.


  o LVIP Global Income Fund: Current income consistent with preservation of capital.

     (Sub-advised by Mondrian Investment Partners Limited and Franklin Advisors, Inc.)

  o LVIP JPMorgan High Yield Fund: A high level of current income; capital appreciation is the secondary objective.
    (Sub-advised by J.P. Morgan Investment Management Inc.)
     (formerly LVIP J.P. Morgan High Yield Fund)

  o LVIP JPMorgan Mid Cap Value RPM Fund: Long-term capital appreciation. (Sub-advised by J.P. Morgan Investment Management Inc.)
     (formerly LVIP Columbia Value Opportunities Fund)

  o LVIP MFS International Growth Fund: Long-term capital appreciation. (Sub-advised by Massachusetts Financial Services Company)

  o LVIP MFS International Growth RPM Fund: Capital appreciation; a fund of funds.
     This fund will be available on or about May 20, 2013. Consult your financial advisor.

  o LVIP MFS Value Fund: Capital appreciation.
     (Sub-advised by Massachusetts Financial Services Company)

  o LVIP Mid-Cap Value Fund: Long-term capital appreciation.
     (Sub-advised by Wellington Management)

  o LVIP Mondrian International Value Fund: Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
     (Sub-advised by Mondrian Investment Partners Limited)

  o LVIP Money Market Fund: To maximize current income while maintaining a stable value of your shares (providing stability of net asset value) and preserving the value of your initial investment (preservation of capital).

     (Sub-advised by Delaware Management Company)*

  o LVIP RPM BlackRock Global Allocation V.I. Fund: Capital appreciation; a fund of funds.
     This fund will be available on or about May 20, 2013. Consult your financial advisor.

  o LVIP RPM Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio: Capital appreciation; a fund of funds.
     This fund will be available on or about May 20, 2013. Consult your financial advisor.

  o LVIP SSgA Bond Index Fund: To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP SSgA Conservative Index Allocation Fund: A high level of current income, with some consideration given to growth of capital; a fund of funds.

  o LVIP SSgA Conservative Structured Allocation Fund: A high level of current income, with some consideration given to growth of capital; a fund of funds.

  o LVIP SSgA Developed International 150 Fund: To maximize long-term capital appreciation.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Emerging Markets 100 Fund: To maximize long-term capital appreciation.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Global Tactical Allocation RPM Fund: Long-term growth of capital; a fund of funds.
    (Sub-advised by SSgA Funds Management, Inc.)
     (formerly LVIP SSgA Global Tactical Allocation Fund)

  o LVIP SSgA International Index Fund: To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
    (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Large Cap 100 Fund: To maximize long-term capital appreciation.

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP SSgA Large Cap RPM Fund: Capital appreciation; a fund of funds. This fund will be available on or about May 20, 2013. Consult your financial advisor.

  o LVIP SSgA Moderate Index Allocation Fund: A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

  o LVIP SSgA Moderate Structured Allocation Fund: A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.

  o LVIP SSgA Moderately Aggressive Index Allocation Fund: A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

  o LVIP SSgA Moderately Aggressive Structured Allocation Fund: A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

  o LVIP SSgA Small-Mid Cap 200 Fund: To maximize long-term capital appreciation.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA S&P 500 Index Fund: To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.**
     (Sub-advised by SSgA Funds Management, Inc)

  o LVIP SSgA Small-Cap Index Fund: To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000 (Reg. TM) Index*, which emphasizes stocks of small U.S. companies.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Small-Cap RPM Fund: Capital appreciation; a fund of funds. This fund will be available on or about May 20, 2013. Consult your financial advisor.

  o LVIP T. Rowe Price Growth Stock Fund: Long-term capital growth. (Sub-advised by T. Rowe Price Associates, Inc.)

  o LVIP T. Rowe Price Structured Mid-Cap Growth Fund: To maximize capital appreciation.
     (Sub-advised by T. Rowe Price Associates, Inc.)

  o LVIP Templeton Growth RPM Fund: Long-term capital growth.
    (Sub-advised by Templeton Investment Counsel, LLC)
     (formerly LVIP Templeton Growth Fund)

  o LVIP UBS Large Cap Growth RPM Fund: Long-term growth of capital in a manner consistent with the preservation of capital.
    (Sub-advised by UBS Global Asset Management (Americas), Inc.)
     (formerly LVIP Janus Capital Appreciation Fund)

  o LVIP Vanguard Domestic Equity ETF Fund: Long-term capital appreciation; a fund of funds.

  o LVIP Vanguard International Equity ETF Fund: Long-term capital appreciation; a fund of funds.

  o LVIP Protected Profile 2010 Fund: The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.

  o LVIP Protected Profile 2020 Fund: The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.

  o LVIP Protected Profile 2030 Fund: The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.

  o LVIP Protected Profile 2040 Fund: The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.

  o LVIP Protected Profile Conservative Fund: A high level of current income with some consideration given to growth of capital; a fund of funds.

  o LVIP Protected Profile Growth Fund: A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

  o LVIP Protected Profile Moderate Fund: A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.



MFS (Reg. TM) Variable Insurance TrustSM, advised by Massachusetts Financial
    Services Company

  o Core Equity Series: Capital appreciation.

  o Growth Series: Capital appreciation.

  o Total Return Series: Total return.

  o Utilities Series: Total return.



Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc. and sub-advised by Neuberger Berman, LLC.

  o Mid-Cap Growth Portfolio: Growth of capital.

  o Mid Cap Intrinsic Value Portfolio: Growth of capital.



PIMCO Variable Insurance Trust, advised by PIMCO

  o PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio: Maximum real return.


Putnam Variable Trust, advised by Putnam Investment Management, LLC


  o Global Health Care Fund: Capital appreciation.
     (Sub-advised by Putnam Advisory Company, LLC and Putnam Investments
Limited)

  o Growth & Income Fund: Capital growth and current income.
     (Sub-advised by Putnam Investments Limited)


*Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.

** "Standard & Poor's (Reg. TM)", "S&P 500 (Reg. TM)", "Standard & Poor's 500
   (Reg. TM)" and "500" are trademarks of Standard & Poor's Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.

Fund Shares


We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.


When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.


The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.



Reinvestment of Dividends and Capital Gain Distributions


All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.



Addition, Deletion or Substitution of Investments


We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.

Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.


We also may:

 o remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;

 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.


We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.




Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;

 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional Services and the SAI for more information on these programs);

 o maintaining records;

 o administering Annuity Payouts;

 o furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and

 o furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.

The risks we assume include:
 o the risk that Annuitants receiving Annuity Payouts, including Lincoln SmartIncomeSM Inflation payouts, live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
 o the risk that lifetime payments to individuals from Lincoln SmartSecurity (Reg. TM) Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage will exceed the Contract Value;
 o the risk that Death Benefits paid will exceed the actual Contract Value;

 o the risk that more owners than expected will qualify for waivers of the surrender charge;
 o the risk that, if i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit or 4LATER (Reg. TM) Guaranteed Income Benefit is in effect, the required Regular Income Payments will exceed the Account Value; and
 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.



Deductions from the VAA



For the base contract, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:





                                                                                           With Enhanced
                                                               With Estate              Guaranteed Minimum
                                                     Enhancement Benefit Rider (EEB)   Death Benefit (EGMDB)
                                                    --------------------------------- ----------------------
      Mortality and expense risk charge............              1.45%                        1.25%
      Administrative charge........................              0.15%                        0.15%
                                                                  ----                         ----
      Total annual charge for each Subaccount......              1.60%                        1.40%


Surrender Charge


A surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the periods indicated below. The surrender charge is calculated separately for each Purchase Payment. The contract anniversary is the annually occurring date beginning with the effective date of the contract. For example, if the effective date of your contract is January 1, 2012, your first contract anniversary would be on January 1, 2013, your second contract anniversary would be on January 1, 2014, and so forth.





                                                             Number of contract anniversaries since
                                                                 Purchase Payment was invested
                                                             --------------------------------------
                                                               0    1    2    3    4    5    6   7+
                                                             ---- ---- ---- ---- ---- ---- ---- ---
      Surrender charge as a percentage of the surrendered or
       withdrawn Purchase Payments.......................... 7%   6%   5%   4%   3%   2%   1%    0



An account fee will be deducted and any Market Value Adjustment will be made before the deduction of the surrender charge.


A surrender charge does not apply to:

 o A surrender or withdrawal of a Purchase Payment beyond the seventh anniversary since the Purchase Payment was invested;
 o Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current Contract Year does not exceed the free amount which is equal to 15% of the total Purchase Payments (this does not apply upon surrender of the contract);

 o When the surviving spouse assumes ownership of the contract as a result of the death of the original owner (however the surrender charge schedule of the original contract will continue to apply to the spouse's contract);

 o A surrender or withdrawal equal to a maximum of 75% of the Contract Value as a result of admittance of the Contractowner into an accredited nursing home or equivalent health care facility, where the admittance into such facility occurs after the effective date of the contract and the owner has been confined for at least 180 consecutive days;
 o A surrender of the contract as a result of the death of the Contractowner, joint owner or Annuitant;
 o Purchase Payments when used in the calculation of the initial periodic income payment and the initial Account Value under the i4LIFE (Reg. TM) Advantage option or the Contract Value applied to calculate the benefit amount under any Annuity Payout option made available by us;
 o Regular Income Payments made under i4LIFE (Reg. TM) Advantage, including any payments to provide 4LATERSM or i4LIFE (Reg. TM) Guaranteed Income benefits, or periodic payments made under any Annuity Payout option made available by us;
 o A surrender of a contract or withdrawal of Contract Value from contracts issued to Selling Group Individuals;
 o Withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity (Reg. TM) Advantage, Lincoln Lifetime IncomeSM Advantage or the Guaranteed Annual Income amount under Lincoln Lifetime IncomeSM Advantage 2.0, subject to certain conditions;


For purposes of calculating the surrender charge on withdrawals, we assume that:


1. The free amount will be withdrawn from Purchase Payments on a "first in-first out (FIFO)" basis.

2. Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
  o from Purchase Payments (on a FIFO basis) until exhausted; then

  o from earnings until exhausted.


3. On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
  o from Purchase Payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then

  o from earnings until exhausted; then

  o from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted.

We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.

If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.



Account Fee


During the accumulation period, we will deduct an account fee of $35 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the Contract Value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $100,000 on the contract anniversary. There is no account fee on contracts issued to Selling Group Individuals.



Rider Charges

A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.

Lincoln Lifetime IncomeSM Advantage 2.0 Charge. While this rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage 2.0. The rider charge is currently equal to an annual rate of 1.05% (0.2625% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 single life option and 1.25% (0.3125% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 joint life option. There is no additional charge for Lincoln Lifetime IncomeSM Advantage
2.0 Protected Funds over and above the charge for Lincoln Lifetime IncomeSM Advantage 2.0.


The charge is applied to the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements, and decreased for Excess Withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider's effective date. This deduction will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income

Base. Refer to the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base section for a discussion and example of the impact of the changes to the Income Base.


The annual rider percentage charge may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. An Automatic Annual Step-up is a feature that will increase the Income Base to equal the Contract Value on a Benefit Year anniversary if all conditions are met. The Benefit Year is a 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. If you opt out of the step-up, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.

The 5% Enhancement to the Income Base (less Purchase Payments received in that year) occurs if a 10-year Enhancement Period is in effect as described further in the Lincoln Lifetime IncomeSM Advantage 2.0 section. During the first ten Benefit Years an increase in the Income Base as a result of the 5% Enhancement will not cause an increase in the annual rider percentage charge but will increase the dollar amount of the charge. After the 10th Benefit Year anniversary the annual rider percentage charge may increase each time the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. If your percentage charge is increased, you may opt-out of the 5% Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. If you opt out of the 5% Enhancement, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your percentage charge to increase) if you do not want the 5% Enhancement.

The rider percentage charge will increase to the then current rider percentage charge, if after the first Benefit Year anniversary, cumulative Purchase Payments added to the contract, equal or exceed $100,000. You may not opt-out of this rider charge increase. See The Contracts - Living Benefit Riders - Lincoln Lifetime IncomeSM Advantage 2.0 - Income Base.


The rider charge will be discontinued upon termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider (except for death) or surrender of the contract.


If the Contract Value is reduced to zero while the Contractowner is receiving a Guaranteed Annual Income, no rider charge will be deducted.

Lincoln Lifetime IncomeSM Advantage Charge. While this rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage. The rider charge is currently equal to an annual rate of 0.90% of the Guaranteed Amount (0.225% quarterly) for the Lincoln Lifetime IncomeSM Advantage single life or joint life option. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. If the Lincoln Lifetime IncomeSM Advantage Plus is purchased, an additional 0.15% is added, for a total current cost of 1.05% of the Guaranteed Amount. See The Contracts - Living Benefit Riders - Lincoln Lifetime IncomeSM Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

The charge is applied to the Guaranteed Amount as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up and decreased for withdrawals. The 200% Step-up is not available for riders purchased on or after October 5, 2009. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. For Riders purchased on or after March 2, 2009, the charge is also deducted in proportion to the value in the fixed account used for dollar cost averaging purposes. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln Lifetime IncomeSM Advantage Guaranteed Amount section for a discussion and example of the impact of the changes to the Guaranteed Amount.

The annual rider percentage charge may increase each time the Guaranteed Amount increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 1.50% of the Guaranteed Amount. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. This opt out will only apply for this particular Automatic Annual Step-up and is not available if additional Purchase Payments would cause your charge to increase (see below). You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.


An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% Step-up will not cause an increase in the annual rider percentage charge but will increase the dollar amount of charge.

Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Purchase Payment will potentially cause the charge for your rider to change to the current charge in effect on the next Benefit Year anniversary, but the charge will never exceed the guaranteed maximum annual charge. The new charge will become effective on the Benefit Year anniversary.


The rider charge will be discontinued upon termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider (except for death) or surrender of the contract.


If the Guaranteed Amount is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.


If you purchase Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% of the Guaranteed Amount will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge of 1.05% applied to the Guaranteed Amount. This total charge (which may change as discussed above) is in effect until the 7th Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the 7th Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the 7th Benefit Year anniversary, you will not be able to exercise the Plus Option, but the additional 0.15% charge will remain on your contract until the 7th Benefit Year anniversary.

As of December 31, 2010 (or later in certain states), this rider is no longer available for purchase.

4LATER (Reg. TM) Advantage Protected Funds Charge. While this rider is in effect, there is a charge for the 4LATER (Reg. TM) Advantage Protected Funds. The rider charge is currently equal to an annual rate of 1.05% (0.2625% quarterly) for the single life option and 1.25% (0.3125% quarterly) for the joint life option.


The charge is applied to the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider's effective date. This deduction will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to the 4LATER (Reg. TM) Advantage Protected Funds Income Base section for a discussion and example of the impact of the changes to the Income Base.

The annual rate for the charge may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. An Automatic Annual Step-up is a feature that will increase the Income Base to equal the Contract Value on a Benefit Year anniversary if all conditions are met. The Benefit Year is a 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Therefore, your percentage charge could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt-out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. If you opt out of the step-up, your current charge will remain in effect and the Income Base will be returned to the prior Income Base subject to withdrawals. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.

The 5% Enhancement to the Income Base (less Purchase Payments received in that year) occurs if a 10-year Enhancement Period is in effect as described further in the 4LATER (Reg. TM) Advantage Protected Funds section. During the first 10 Benefit Years an increase in the Income Base as a result of the 5% Enhancement will not cause an increase in the annual rider percentage charge but will increase the dollar amount of charge. After the 10th Benefit Year anniversary the percentage charge may increase each time the Income Base increases as a result of the 5% Enhancement, but the percentage charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. If your percentage charge is increased, you may opt-out of the 5% Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. If you opt out of the 5% Enhancement, your current percentage charge will remain in effect and the Income Base will be returned to the prior Income Base adjusted for withdrawals. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your percentage charge to increase) if you do not want the 5% Enhancement.

The percentage charge will increase to the then current annual percentage charge, if after the first Benefit Year anniversary, cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt-out of this rider charge increase. See the 4LATER (Reg. TM) Advantage Protected Funds
- Income Base.

The rider charge will be discontinued upon termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider (except for death) or surrender of the contract.


Lincoln SmartSecurity (Reg. TM) Advantage Charge. While this rider is in effect, there is a charge for the Lincoln SmartSecurity (Reg. TM) Advantage. The rider charge is currently equal to an annual rate of:

1) 0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option (the current annual percentage charge will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount); or

2) 0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, single life option (and also the prior version of Lincoln SmartSecurity (Reg. TM) Advantage - 1
   Year Automatic Step-up) (for riders purchased prior to December 3, 2012, the current annual percentage charge will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or

3) 1.00% of the Guaranteed Amount (0.25% quarterly) for Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, joint life option (for riders purchased prior to December 3, 2012, the current annual percentage charge will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

Beginning on January 16, 2009, the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option is no longer available for purchase. Beginning on May 20, 2013, the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will no longer be available for purchase.

The charge is applied to the Guaranteed Amount (initial Purchase Payment, if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the rider charge is assessed. In Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up (without the single or joint life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln SmartSecurity (Reg. TM) Advantage, Guaranteed Amount section, for a discussion and example of the impact of changes to the Guaranteed Amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the 10th Benefit Year if conditions are met as described in the Lincoln SmartSecurity (Reg. TM) Advantage section. Additional 10-year periods of step-ups may be elected. The annual rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount within the 10-year period.

If you elect to step-up the Guaranteed Amount for another 10-year step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a pro-rata deduction of the rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the Valuation Date of the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity (Reg.
TM) Advantage - 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE (Reg. TM) Advantage or termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider or surrender of the contract.

Rider Charge Waiver. For the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.

Whenever the above conditions are met, on each valuation date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Purchase Payments made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.

4LATER (Reg. TM) Advantage Charge. Prior to the Periodic Income Commencement Date (which is defined as the Valuation Date the initial Regular Income Payment under i4LIFE (Reg. TM) Advantage is determined), the annual 4LATER (Reg. TM) charge is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. The Income Base is increased for subsequent Purchase Payments, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER (Reg. TM) rider charge multiplied by the Income Base will be deducted from the Subaccounts on every third month anniversary of the later of the 4LATER (Reg.
TM) rider effective date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER (Reg. TM) rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.

Upon a reset of the Income Base, a pro-rata deduction of the 4LATER (Reg. TM) rider charge based on the Income Base immediately prior to the reset will be made on the Valuation Date of the reset. This deduction covers the cost of the 4LATER (Reg. TM) rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER (Reg. TM) rider charge for the reset Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect at the time of reset, not to exceed the guaranteed maximum charge of 1.50% of the Income Base. If you never elect to reset your Income Base, your 4LATER (Reg. TM) rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.


Prior to the Periodic Income Commencement Date, a pro-rata amount of the 4LATER (Reg. TM) rider charge will be deducted upon termination of the 4LATER (Reg.
TM) rider for any reason other than death. On the Periodic Income Commencement Date, a pro-rata deduction of the 4LATER (Reg. TM) rider charge will be made to cover the cost of 4LATER (Reg. TM) since the previous deduction.


As of July 16, 2012 (or later in some states), this rider is no longer available for purchase.

i4LIFE (Reg. TM) Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE (Reg. TM) Advantage. i4LIFE (Reg. TM) Advantage is subject to a daily charge that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE (Reg. TM) Advantage becomes effective (or your initial Purchase Payment if i4LIFE (Reg.
TM) Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as withdrawals. i4LIFE (Reg. TM) Advantage provides Regular Income Payments for your life, subject to certain conditions, during two time periods: the Access Period and the Lifetime Income Period. During the Access Period, you have access to your Account Value. You select when the Access Period begins and ends at the time you elect i4LIFE (Reg. TM) Advantage. The Lifetime Income Period begins immediately after the Access Period ends. The Lifetime Income Period ends when you die (or upon the death of a Secondary Life, if any).

The annual rate of the i4LIFE (Reg. TM) Advantage charge during the Access Period is: 1.65% for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit; and 1.85% for the i4LIFE (Reg. TM) Advantage EGMDB. During the Lifetime Income Period, the charge for all Death Benefit options is 1.65%. This charge consists of a mortality and expense risk charge, and an administrative charge. These charges replace the Separate Account Annual Expenses for the base contract. If i4LIFE (Reg. TM) Advantage is elected at the time the contract is issued, i4LIFE (Reg. TM) Advantage will become effective as of the contract's effective date, and we will begin deducting the charge at that time. If i4LIFE (Reg. TM) is elected at any point after the contract has been issued, i4LIFE (Reg. TM) Advantage will become effective as of the next Valuation Date after we receive a completed election form in Good Order at our Home Office. We will begin deducting the charge at that time. Refer to the i4LIFE (Reg. TM) Advantage section for explanations of the Account Value, the Access Period, and the Lifetime Income Period.

i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit Charge. The Guaranteed Income Benefit (version 4) which is available for purchase with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.65% of the Account Value (0.50% for versions 1, 2 and 3) (single life option), which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.30% (2.15% for version 1, 2 and 3) for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit; and 2.50% (2.35% for version 1, 2 and 3) for the i4LIFE (Reg. TM) Advantage EGMDB.

If you elect the joint life option, the charge for the Guaranteed Income Benefit (version 4) which is purchased with i4LIFE (Reg. TM) Advantage will be subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.50% for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit; and 2.70% for the i4LIFE (Reg. TM) Advantage EGMDB. These charges replace the Separate Account Annual Expenses for the base contract. There is no additional charge for i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds over and above the charge for i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4).


The Guaranteed Income Benefit percentage charge will not change until there is an automatic step up of the Guaranteed Income Benefit (version 4) or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus). At the time of the step-up the Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% (version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up (version 4) or step-up period election (versions 2 or 3) for you and your percentage charge is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up or the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE (Reg. TM) Advantage section of this prospectus). For version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.

After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE (Reg. TM) Advantage charge will continue.


i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) charge for purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds. Purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 may carry over certain features of the Lincoln Lifetime IncomeSM Advantage 2.0 rider to elect i4LIFE (Reg. TM)Advantage with Guaranteed Income Benefit (version 4). Purchasers who previously purchased 4LATER (Reg. TM) Advantage Protected Funds may carry over certain features of 4LATER (Reg. TM) Advantage Protected Funds to elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds. If you make this election, then the current Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds charge will be your initial charge for i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit (version 4). This charge is in addition to the daily mortality and expense risk and administrative charge of the base contract for your Death Benefit option set out under Deductions of the VAA. The charges and calculations described earlier for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit will not apply.

For purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds, the charges for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) are combined into a single charge that is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE (Reg. TM) Advantage and every three months thereafter. The current initial charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) is equal to an annual rate of 1.05% (0.2625% quarterly) for the single life option and 1.25% (0.3125% quarterly) for the joint life option. The charge is a percentage of the greater of the Income Base or the Account Value. Refer to Lincoln Lifetime IncomeSM Advantage
2.0 or 4LATER (Reg. TM) Advantage Protected Funds for a description of the Income Base. The total annual Subaccount charges of 1.40% for the EGMDB also apply. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg.
TM) Advantage Protected Funds are guaranteed that in the future the guaranteed maximum initial charge for both i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) will be the guaranteed maximum charge then in effect at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds.

The charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds will not change until there is an automatic step-up of the Guaranteed Income Benefit (described later in the i4LIFE (Reg.
TM) Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds current charge rate. (The Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds charge continues to be used as a factor in determining the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit charge.) The charge rate is based upon surrender experience, mortality experience, Contractowner investment experience, solvency and profit margins, and the goals and objectives of the Lincoln hedging experience. Significant changes in one or more of these categories could result in an increase in the charge. This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.

The following example shows how the initial charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 and 4LATER (Reg. TM) Advantage Protected Funds is calculated as well as adjustments due to increases to the Guaranteed Income Benefit (version 4) and the Lincoln Lifetime IncomeSM Advantage 2.0 charge. The example is a nonqualified contract and assumes the Contractowner is 65 years old on the effective date of electing the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). Pursuant to the provisions of the Guaranteed Income Benefit (version 4) the initial Guaranteed Income Benefit is set at 4% of the Income Base based upon the Contractowner's age (see Guaranteed Income Benefit (version 4) for a more detailed description). The example also assumes that the current charge for Lincoln Lifetime IncomeSM Advantage 2.0 is 1.05%. The first example demonstrates how the initial charge is determined for an existing contract with an Account Value and Income Base. (The same calculation method applies to purchasers of 4LATER (Reg. TM) Advantage Protected Funds except for the different initial Guaranteed Income Benefit rates set forth in the Guaranteed Income Benefit (version 4) description later in this prospectus.)

1/1/13 Initial i4LIFE (Reg. TM) Advantage Account Value...................................  $ 100,000
1/1/13 Income Base as of the last Valuation Date under Lincoln Lifetime IncomeSM            $ 125,000
  Advantage 2.0  .
1/1/13 Initial Annual Charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income
Benefit (version 4) ($125,000 * 1.05%
 current charge for Lincoln Lifetime IncomeSM Advantage 2.0) (charge is assessed against the Income Base since it is
 larger than the Account Value)...........................................................  $1,312.50
1/2/13 Amount of initial i4LIFE (Reg. TM) Advantage Regular Income Payment (an example of how the Regular Income Payment
 is calculated is shown in the SAI).......................................................  $   5,066
1/2/13 Initial Guaranteed Income Benefit (4% * $125,000 Income Base) .                      $   5,000


The next example shows how the charge will increase if the Guaranteed Income Benefit is stepped up to 75% of the Regular Income Payment.





1/2/14 Recalculated Regular Income Payment (due to market gain in Account Value).........  $   6,900
1/2/14 New Guaranteed Income Benefit (75% * $6,900 Regular Income Payment)...............  $   5,175
1/2/14 Annual Charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit
(version 4) ($1,312.50 * ($5,175/$5,000))
 Prior charge * [ratio of increased Guaranteed Income Benefit to prior Guaranteed Income   $1,358.44
  Benefit]  .


If the Lincoln Lifetime IncomeSM Advantage 2.0 charge has also increased, subject to a maximum charge of 2.00%, the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) charge will increase upon a step-up. (The Lincoln Lifetime IncomeSM Advantage 2.0 charge continues to be used in the calculation of the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit charge.)


Continuing the above example:




1/2/14 Annual Charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit          $1,358.44
  (version 4)  .
1/2/15 Recalculated Regular Income Payment (due to Account Value increase)................  $   7,400
1/2/15 New Guaranteed Income Benefit (75% * $7,400 Regular Income Payment) .                $   5,550
Assume the Lincoln Lifetime IncomeSM Advantage 2.0 charge increases from 1.05% to 1.15%.
1/2/15 Annual Charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit
($1,358.44 * ($5,550/$5,175) *
 (1.15%/1.05%))...........................................................................  $1,595.63


The new annual charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) is $1,595.63 which is equal to the current annual charge of $1,358.44 multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) times the percentage increase to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge (1.15%/1.05%).

If the Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds percentage charge is increased, we will notify you in writing. You may contact us in writing or at the telephone number listed on the first page of this prospectus to reverse the step-up within 30 days after the date on which the step-up occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred, reduced by any Excess Withdrawals. Future step-ups as described in the rider would continue.


After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, i4LIFE (Reg. TM) Advantage will also be terminated and the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit charge will cease.

i4LIFE (Reg. TM) Advantage with 4LATER (Reg. TM) Guaranteed Income Benefit Charge for purchasers who previously purchased 4LATER (Reg. TM) Advantage. The 4LATER (Reg. TM) Guaranteed Income Benefit for purchasers who previously purchased 4LATER (Reg. TM) Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.30% for the i4LIFE (Reg. TM) Account Value Death Benefit; and 2.50% for the EGMDB. (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE (Reg. TM) Advantage payout phase.


On and after the Periodic Income Commencement Date, the 4LATER (Reg. TM) Guaranteed Income Benefit charge will be added to the i4LIFE (Reg. TM) charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER (Reg. TM) charge because after the Periodic Income Commencement Date, when the 4LATER (Reg. TM) Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER (Reg. TM) charge is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the average daily Account Value after the Periodic Income Commencement Date.


After the Periodic Income Commencement Date, the 4LATER (Reg. TM) Guaranteed Income Benefit percentage charge will not change unless the Contractowner elects additional 15-year step-up periods during which the 4LATER (Reg. TM) Guaranteed Income Benefit (described later) is stepped-up to 75% of the current Regular Income Payment. At the time you elect a new 15-year step-up period, the 4LATER (Reg. TM) Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.

After the Periodic Income Commencement Date, if the 4LATER (Reg. TM) Guaranteed Income Benefit is terminated, the 4LATER (Reg. TM) Guaranteed Income Benefit annual charge will also terminate but the i4LIFE (Reg. TM) Advantage charge will continue.


Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit (version 2 or 3 as stated in your rider), the Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE (Reg.
TM)Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.15% for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit; and 2.35% for the i4LIFE (Reg. TM) Advantage EGMDB.


Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase the Lincoln Lifetime IncomeSM Advantage.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus).

After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE (Reg. TM) Advantage charge will continue.


Deductions for Premium Taxes


Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.


The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 3.5%.


Other Charges and Deductions


The surrender, withdrawal or transfer of value from a Guaranteed Period may be subject to the Market Value Adjustment if applicable. See Fixed Side of the Contract.

The mortality and expense risk and administrative charge of 1.40% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.


There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.

Charges for Lincoln SmartIncomeSM Inflation. There is no charge for Lincoln SmartIncomeSM Inflation unless Unscheduled Payments are taken. The following table describes the Unscheduled Payment charge for the Lincoln SmartIncomeSM Inflation on and after the Annuity Commencement Date. See The Contracts - Annuity Payouts for a complete description of Lincoln SmartIncomeSM Inflation.

Lincoln SmartIncomeSM Inflation Unscheduled Payment charge

(as a percentage of the Unscheduled Payment)*

                                 Rider Year
                   --------------------------------------
                     1    2    3    4    5    6    7   8
                   ---- ---- ---- ---- ---- ---- ---- ---
  Charge.......... 7%   7%   7%   6%   5%   4%   3%   0%

* A new Rider Year starts on each Rider Date anniversary. The charge is applied only to amounts in excess of the annual 10% Reserve Value free amount. See The Contracts - Annuity Payouts, Annuity Options for a detailed description of Reserve Value.



Unscheduled Payments of up to 10% of the then current Reserve Value may be taken each Rider Year without charge, as long as the then current Reserve Value is greater than zero. The Unscheduled Payment charge is assessed against Unscheduled Payments in excess of 10% of the then current Reserve Value in a Rider Year. Unscheduled Payments that do not exceed on a cumulative basis more than 10% of the then current Reserve Value each year are not subject to an Unscheduled Payment charge. If an Unscheduled Payment is subject to an Unscheduled Payment charge, the charge will be deducted from the Unscheduled Payment so that you will receive less than the amount requested. If the Annuitant or Secondary Life is diagnosed with a terminal illness or confined to an extended care facility after the first Rider Year, then no Unscheduled Payment charges are assessed on any Unscheduled Payment. The Unscheduled Payment charge is also waived upon payment of a Death Benefit as described in the Lincoln SmartIncomeSM Inflation section of this prospectus.



Additional Information

The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.



The Contracts

Purchase of Contracts

If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.

When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.



Who Can Invest


To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86. Certain Death Benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.

In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the Contractowner, and held in that account until instructions are received from the appropriate regulator.


Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.


Replacement of Existing Insurance

Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.


Purchase Payments


You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000 for a non-qualified plan or
Section 403(b) transfer/rollovers; and $2,000 for any other qualified plan. The minimum annual amount for additional Purchase Payments is $100. Please check with your registered representative about making additional Purchase Payments since the requirements of your state may vary. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.

Purchase Payments totaling $1 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all contracts issued by the Company (or its affiliates) in which you are a Contractowner, joint owner, or Annuitant. If you elect a Living Benefit rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. If you stop making Purchase Payments, the contract will remain in force, however, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first. Upon advance written notice, we reserve the right to further limit Purchase Payments made to the contract.

If you elect a Living Benefit rider (other than i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. State variations may apply. Please see your contract or contact your registered representative for more information. If you elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit, no additional Purchase Payments can be made. This means that you will be limited in your ability to build your Contract Value and/or increase the amount of any guaranteed benefit under a Living Benefit rider by making additional Purchase Payments to the contract.

You should carefully consider these limitations, and any other limitations of the contract, and how they may impact your long-term investment plans, especially if you intend to build Contract Value by making additional Purchase Payments over a long period of time. See the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit rider.



Valuation Date


Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.



Allocation of Purchase Payments


Purchase Payments allocated to the variable account are placed into the VAA's Subaccounts, according to your instructions. You may also allocate Purchase Payments in the fixed account, if available.

The minimum amount of any Purchase Payment which can be put into any one Subaccount is $50. The minimum amount of any Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000, subject to state approval.

If we receive your Purchase Payment from you or your broker-dealer in Good Order at our Home Office prior to 4:00 p.m., New York time, we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If we receive your Purchase Payment in Good Order at or after 4:00 p.m., New York time, we will use the Accumulation Unit value computed on the next Valuation Date. If you submit your Purchase Payment to your registered representative, we will generally not begin processing the Purchase Payment until we receive it from your representative's broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to 4:00 p.m., New York time, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If your Purchase Payment was placed with your broker-dealer at or after 4:00 p.m., New York time, then we will use the Accumulation Unit value computed on the next Valuation Date.

The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.



Valuation of Accumulation Units


Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:

1. The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus

2. The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3. The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.

The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.



Transfers On or Before the Annuity Commencement Date


After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received. We reserve the right to charge a $10 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during a Contract Year.

The minimum amount which may be transferred between Subaccounts is $50 (or the entire amount in the Subaccount, if less than $50). If the transfer from a Subaccount would leave you with less than $50 in the Subaccount, we may transfer the total balance of the Subaccount. Transfers will also be subject to any restrictions that may be imposed by the funds themselves.

A transfer request may be made to our Home Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Home Office before the end of the Valuation Date (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order at or after 4:00 p.m., New York time, we will process the request using the Accumulation Unit value computed on the next Valuation Date.

If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $50 in the Subaccount, we may transfer the total amount to the fixed side of the contract.


You may also transfer part of the contract value from a fixed account to the various subaccount(s) except that the sum of the percentages of a fixed account transferred is limited to 15% of the value of that fixed account in any contract year.

Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE (Reg. TM) Advantage transfers) may be subject to market value adjustment, if applicable. For a description of the market value adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Market Value Adjustment.


Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.



Telephone and Electronic Transactions

A surrender, withdrawal, or transfer request may be made to our Home Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.



Market Timing


Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.

In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.

You should be aware that the purchase and redemption orders received by the funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from policy owners engaged in disruptive trading activity, the fund may reject the entire omnibus order.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.

Once a Contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.

Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan Participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.


Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.


Transfers After the Annuity Commencement Date


You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment. Once elected, the fixed annuity payment is irrevocable.


These provisions also apply during the i4LIFE (Reg. TM) Advantage Lifetime Income Period. See i4LIFE (Reg. TM) Advantage.


Ownership


The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the Annuitant(s) will be the owner. The owner may name a joint owner.

As Contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Non-qualified contracts may not be collaterally assigned. Assignments may have an adverse impact on any Death Benefit or Living Benefits in this product and may be prohibited under the terms of a particular feature. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.

Joint Ownership

If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.


Annuitant


The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant [unless you are a tax-exempt entity, then you can name two joint Annuitants]. You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us of the change, however we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the Death Benefits or Living Benefits. See The Contracts - Death Benefit. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.



Surrenders and Withdrawals


Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.

The amount available upon the surrender/withdrawal is the cash surrender value (Contract Value, plus or minus any Market Value Adjustment, less any applicable surrender charges, account fees and premium tax charges) at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at or after 4:00 p.m., New York time, we will process the request using the Accumulation Unit Value computed on the next Valuation Date. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to a Market Value Adjustment. The maximum amount which can be withdrawn without incurring any surrender charges is explained under Charges and other deductions. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act.

There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.

The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters - Taxation of Withdrawals and Surrenders.



Additional Services


These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home Office. For further detailed information on these services, please see Additional Services in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable Subaccounts into the variable Subaccounts on a monthly basis or in accordance with other terms we make available.

You may elect to participate in the DCA program at the time of application or at anytime before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged (DCA'd) is $1,500 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
 o the Annuity Commencement Date;
 o the value of the amount being DCA'd is depleted; or

 o you cancel the program by written request or by telephone if we have your telephone authorization on file.

We reserve the right to restrict access to this program at any time.


A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Market Value Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the variable Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. DCA does not assure a profit or protect against loss.

The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges and Market Value Adjustments. See Charges and Other Deductions - Surrender Charge and Fixed Side of the Contract - Market Value Adjustment.

The cross-reinvestment service automatically transfers the Contract Value in a designated variable Subaccount that exceeds a baseline amount to another specific variable Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period. As of May 1, 2010, this service is no longer available unless the Contractowner had enrolled in this service prior to this date.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each variable account Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.


Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously.


Asset Allocation Models


Your registered representative may discuss asset allocation models with you to assist you in deciding how to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. The models listed below were designed and prepared by the Company, in consultation with SSgA Funds Management, Inc., for use by Lincoln Financial Distributors, Inc., (LFD) the principal underwriter of the contracts. LFD provides models to broker dealers who may offer the models to their own clients. The models do not constitute investment advice and you should consult with your broker dealer representative to determine whether you should utilize a model or which model is suitable for you based upon your goals, risk tolerance and time horizon.

Each model invests different percentages of Contract Value in some or all of the LVIP Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model's asset allocation strategy. You may not make transfers among the Subaccounts. We will deduct any withdrawals you make from the Subaccounts in the asset allocation model on a pro rata basis. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.


Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help reduce volatility and boost returns over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.

The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.


In order to maintain the model's specified Subaccount allocation percentages, you agree to be automatically enrolled in and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.


The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.

The election of certain Living Benefit riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts - Investment Requirements.


The models are as follows:

 o The Lincoln SSgA Conservative Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately
   40% in three equity Subaccounts and 60% in one fixed income Subaccount.
   This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Moderate Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 60% in three equity Subaccounts and 40% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Moderately Aggressive Equity Index Model (formerly known as the Lincoln SSgA Moderately Aggressive Index Model) is composed of specified underlying Subaccounts representing a target allocation of approximately 80% in three equity Subaccounts and 20% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Moderately Aggressive Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately
   70% in three equity Subaccounts and 30% in one fixed income Subaccount.
   This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Aggressive Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 90% in three equity Subaccounts and 10% in one fixed income Subaccount. This model seeks long term growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Structured Conservative Model is composed of specified underlying Subaccounts representing a target allocation of approximately
   40% in seven equity Subaccounts and 60% in one fixed income Subaccount.
   This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.


 o The Lincoln SSgA Structured Moderate Model is composed of specified underlying Subaccounts representing a target allocation of approximately 60% in seven equity Subaccounts and 40% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Moderately Aggressive Equity Model (formerly known as the Lincoln SSgA Structured Moderately Aggressive Model) is composed of specified underlying Subaccounts representing a target allocation of approximately 80% in seven equity Subaccounts and 20% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Moderately Aggressive Model is composed of specified underlying Subaccounts representing a target allocation of approximately 70% in seven equity Subaccounts and 30% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Aggressive Model is composed of specified underlying Subaccounts representing a target allocation of approximately 90% in seven equity Subaccounts and 10% in one fixed income Subaccount. This model seeks long term growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.


Your registered representative will have more information on the specific investments of each model.


Franklin Templeton Founding Investment Strategy: Through the Franklin Templeton Founding Investment Strategy you may allocate Purchase Payments and/or Contract Values to three underlying funds as listed below. This is not an asset allocation model. If you choose to follow this strategy you will invest 100% of your Contract Value according to the strategy. You may invest in any of the three funds without adopting the strategy. Upon selection of this program you agree to be automatically enrolled in portfolio rebalancing and authorize us to automatically rebalance your Contract Value on a quarterly basis in accordance with the strategy. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. You may terminate the strategy at any time and reallocate your Contract Value to other investment options. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.

                                               % of Contract Value
                                              --------------------
      FTVIPT Franklin Income Securities......         34%
      FTVIPT Mutual Shares Securities........         33%
      LVIP Templeton Growth Fund.............         33%


Death Benefit


The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE (Reg. TM) Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.





 UPON DEATH OF:    AND...
Contractowner     There is a surviving joint owner
 Contractowner     There is no surviving joint owner
Contractowner     There is no surviving joint owner
                  and the Beneficiary predeceases the
                  Contractowner
 Annuitant         The Contractowner is living
Annuitant         The Contractowner is living
 Annuitant**       The Contractowner is a trust or
                  other non-natural person



 UPON DEATH OF:    AND...                                 DEATH BENEFIT PROCEEDS PASS TO:
Contractowner     The Annuitant is living or deceased    joint owner
 Contractowner     The Annuitant is living or deceased    designated Beneficiary
Contractowner     The Annuitant is living or deceased    Contractowner's estate
 Annuitant         There is no contingent Annuitant       The youngest Contractowner
                                                         becomes the contingent Annuitant
                                                         and the contract continues. The
                                                         Contractowner may waive* this
                                                         continuation and receive the Death
                                                         Benefit proceeds.
Annuitant         The contingent Annuitant is living     contingent Annuitant becomes the
                                                         Annuitant and the contract continues
 Annuitant**       No contingent Annuitant allowed        designated Beneficiary
                  with non-natural Contractowner




* Notification from the Contractowner to select the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.



** Death of Annuitant is treated like death of the Contractowner.


If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE (Reg. TM) Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit the greater the protection.

You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.

You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.

Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.

If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.

A Death Benefit payable on the death of the Annuitant will not be paid if the Annuitant has been changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Annuitant.

Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the EGMDB is in effect, the Death Benefit paid will be the greatest of:
 o the Contract Value as of the Valuation Date we approve the payment of the claim; or
 o the sum of all Purchase Payments less the sum of all withdrawals, partial annuitizations and premium tax incurred; or

 o the highest Contract Value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) for ages up to, and including, the deceased's age 80. The highest Contract Value is increased by Purchase Payments and is decreased by partial withdrawals, partial annuitizations, and any premium taxes incurred on or subsequent to the anniversary date on which the highest Contract Value is obtained.

Estate Enhancement Benefit Rider (EEB Rider). The amount of Death Benefit payable under this rider is the greatest of the following amounts:
 o the current Contract Value as of the Valuation Date we approve the payment of the claim; or
 o the sum of all Purchase Payments reduced by the sum of all withdrawals; or
 o the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner or Annuitant for whom a death claim is approved for payment. The highest Contract Value is adjusted for certain transactions. It is increased by Purchase Payments made on or after that contract anniversary on which the highest Contract Value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date on a dollar for dollar basis; or
 o the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:

  o the contract earnings; or
  o the covered earnings limit.

Note: If there are no contract earnings, there will not be an amount provided under this item.

All references to withdrawals include deductions for any applicable charges associated with that withdrawal (surrender charges for example) and premium taxes, if any.


The Enhancement Rate is based on the age of the oldest Contractowner, joint owner (if applicable), or Annuitant on the date when the rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB rider is not available if the oldest Contractowner, joint owner (if applicable), or Annuitant is age 76 or older at the time the rider would become effective.


Contract earnings equal:

 o the Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
 o the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); minus
 o each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus

 o any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where

(A) is the amount of the withdrawal minus the greater of $0 and (B); where

(B) is the result of [(i) - (ii)]; where


     (i) is the Contract Value immediately prior to the withdrawal; and

     (ii) is the amount of Purchase Payments made into the contract prior to the withdrawal.


The covered earnings limit equals 200% of:

 o the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); plus
 o each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the Contractowner, joint owner (if applicable) or Annuitant; minus

 o any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where

(A) is the amount of the withdrawal minus the greater of $0 and (B); where

(B) is the result of [(i) - (ii)]; where


     (i) is the Contract Value immediately prior to the withdrawal; and

     (ii) is the amount of Purchase Payments made into the contract prior to the withdrawal.

Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.

The EEB rider may not be available in all states. Please check with your registered investment representative regarding availability of this rider. The EEB rider can only be elected at the time the contract is purchased.

The EEB rider may not be terminated unless you surrender the contract or the contract is in the Annuity Payout period.

Accumulated Benefit Enhancement (ABE). This is no longer available unless you had elected this Death Benefit option prior to January 15, 2003. An Accumulated Benefit Enhancement may also be available for non-qualified i4LIFE (Reg. TM) Advantage contracts. See i4LIFE (Reg. TM) Advantage. There is no additional charge for this benefit.

Whenever this ABE Death Benefit is in effect, the Death Benefit amount will be the greater of the Death Benefit chosen under the contract and this ABE Death Benefit. Any Death Benefit will be paid in the manner defined within the contract (see the discussions on Death Benefits Before the Annuity Commencement Date and General Death Benefit Information in the prospectus).

Upon the death of any Contractowner, joint owner or Annuitant, the ABE Death Benefit will be equal to the sum of all Purchase Payments made under the new contract, plus the Enhancement Amount minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first Contract Year, only 75% of the Enhancement Amount will be used to calculate the ABE Death Benefit.

The Enhancement Amount is equal to the excess of the prior contract's documented Death Benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's Death Benefit equal to the lesser of:

 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.


In addition, if the actual cash surrender value received by us is less than 95% of the documented cash value from the prior insurance company, the prior contract's Death Benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Death Benefit to be effective, documentation of the Death Benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include:

 o the prior company's periodic customer statement;
 o a statement on the prior company's letterhead;
 o or a printout from the prior company's website.

This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.


If more than one annuity contract is exchanged to us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount. Under the new contract, upon the death of any Contractowner, joint owner or Annuitant who was not a Contractowner or Annuitant on the effective date of the new contract, the ABE Death Benefit will be equal to the Contract Value under the new contract as of the date the death claim is approved by us for payment (unless the change occurred because of the death of a Contractowner, joint owner or Annuitant). If any Contractowner, joint owner or Annuitant is changed due to a death and the new Contractowner, joint owner or Annuitant is age 76 or older when added to the contract, then the ABE Death Benefit for this new Contractowner, joint owner or Annuitant will be equal to the contract value as of the date the death claim is approved by us for payment.


The ABE Death Benefit will terminate on the earliest of:

 o the Valuation Date the selected Death Benefit option of the contract is changed; or
 o the Annuity Commencement Date.

It is important to realize that even with the ABE Enhancement Amount, your Death Benefit will in many cases be less than the Death Benefit from your prior company. This is always true in the first year, when only 75% of the Enhancement Amount is available.

General Death Benefit Information


Only one of these Death Benefits may be in effect at any one time. This benefit terminates if you elect i4LIFE (Reg. TM) Advantage (which provides a Death Benefit) or if you elect an annuitization option.

If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).

If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Pursuant to the Federal Defense of Marriage Act, same-sex marriages are not recognized for purposes of federal law. Therefore, the favorable tax treatment provided by federal tax law to an opposite-sex spouse is not available to a same-sex spouse. Same-sex spouses should consult a tax advisor prior to purchasing annuity products that provide benefits based upon status as a spouse, and prior to exercising any spousal rights under an annuity. Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the date the surviving spouse elects to continue will be added to the Contract Value. If the contract is continued in this way the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit. If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the Annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current Contract Value (after crediting any Death Benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving Annuitant is 76 or older the Death Benefit payable will become the EGMDB and the total annual charge will be reduced to, 1.40%.

The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in good order. To be in Good Order, we require all the following:


1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).


Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.

Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
 o If any Beneficiary dies before the Contractowner, that Beneficiary's interest will go to any other Beneficiaries named, according to their respective interests; and/or
 o If no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner's estate.

If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.

Unless the Contractowner has already selected a settlement option, the Beneficiary may choose the method of payment of the Death Benefit. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner's date of death unless the Beneficiary begins receiving within one year of the Contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary's life expectancy.

Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If the Death Benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

In the case of a death of one of the parties to the annuity contract, if the recipient of the Death Benefit has elected a lump sum settlement and the Death Benefit is over $10,000, the proceeds will be placed into a SecureLine (Reg.
TM) account in the recipient's name as the owner of the account. SecureLine (Reg. TM) is a service we offer to help the recipient manage the Death Benefit proceeds. With SecureLine (Reg. TM), an interest bearing account is established from the proceeds payable on a policy or contract administered by us. The recipient is the owner of the account, and is the only one authorized to transfer proceeds from the account. Instead of mailing the recipient a check, we will send a checkbook so that the recipient will have access to the account by writing a check. The recipient may choose to leave the proceeds in this account, or may begin writing checks right away. If the recipient decides he or she wants the entire proceeds immediately, the recipient may write one check for the entire account balance. The recipient can write as many checks as he or she wishes. We may at our discretion set minimum withdrawal amounts per check. The total of all checks written cannot exceed the account balance. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account. The recipient may request that surrender proceeds be paid directly to him or her instead of applied to a SecureLine (Reg. TM) account.

Interest credited in the SecureLine (Reg. TM) account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that the recipient consult a tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine (Reg. TM) account. The balance in the recipient's SecureLine (Reg.
TM) account starts earning interest the day the account is opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to the recipient's account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to the recipient's SecureLine (Reg. TM) account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine (Reg.
TM) account is not necessarily that credited to the fixed account.

There are no monthly fees. The recipient may be charged a fee for a stop payment or if a check is returned for insufficient funds.


Investment Requirements


If you purchase a Living Benefit rider (except i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit), you will be subject to Investment Requirements. This requirement means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider.

If you elect a Living Benefit rider, Investment Requirements apply whether you purchase the rider at contract issue or add it to an existing contract. The Living Benefit rider you purchase and the date of purchase will determine which Investment Requirements Option will apply to your contract. See Option 1, Option 2, and Option 3 below. Currently, if you purchase i4LIFE (Reg. TM) without the Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future.

Certain of the underlying funds employ investment strategies that are intended to provide downside protection and manage volatility. These funds are included under the Investment Requirements, in part, to reduce the risk of investment losses that would require us to use our own assets to make guaranteed payments under the Living Benefit riders that are offered under the contract. Our financial interest in reducing loss and the volatility of overall contract values, in light of our obligations to provide benefits under the riders, may be deemed to present a potential conflict of interest with respect to the interests of contractowners. For more information about the funds and the investment strategies they employ, please refer to the funds' current prospectuses. Fund prospectuses are available by contacting us.

Under each option, we have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.


The chart below is provided to help you determine which option of Investment Requirements, if any, applies to the Living Benefit rider you purchase. If you do not elect a Living Benefit rider, the Investment Requirements will not apply to your contract. Different Investment Requirements may apply if you drop one rider and elect another rider.




 IF YOU ELECT...                                                   AND THE DATE OF ELECTION IS...
4LATER (Reg. TM) Advantage Protected Funds                        On or after July 16, 2012
 i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected    On or after May 21, 2012
Funds
Lincoln Lifetime IncomeSM Advantage 2.0 Protected                 On or after April 2, 2012
Funds

Lincoln Lifetime IncomeSM Advantage 2.0                           On or after November 15, 2010
 Lincoln Lifetime IncomeSM Advantage                               February 19, 2008 through January 19, 2009
                                                                  On or after January 20, 2009



                                                                   YOU WILL BE SUBJECT TO
 IF YOU ELECT...                                                  INVESTMENT REQUIREMENTS
4LATER (Reg. TM) Advantage Protected Funds                        Option 3 for Protected
                                                                  Funds Riders
 i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected    Option 3 for Protected
Funds                                                             Funds riders
Lincoln Lifetime IncomeSM Advantage 2.0 Protected                 Option 3 for Protected
Funds                                                             Funds riders

Lincoln Lifetime IncomeSM Advantage 2.0                           Option 3
 Lincoln Lifetime IncomeSM Advantage                               Option 2
                                                                  Option 3

 IF YOU ELECT...                                                    AND THE DATE OF ELECTION IS...
Lincoln SmartSecurity (Reg. TM) Advantage                          Prior to April 10, 2006
                                                                   April 10, 2006 through January 19, 2009
                                                                   On or after January 20, 2009
 4LATER (Reg. TM) Advantage                                         April 10, 2006 through January 19, 2009
                                                                   On or after January 20, 2009
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.1)    Prior to April 10, 2006
                                                                   On or after April 10, 2006
 i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.2)    April 10, 2006 through January 19, 2009
                                                                   On or after January 20, 2009
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.3)    October 6, 2008 through January 19, 2009
                                                                   On or after January 20, 2009
 i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.4)    On or after November 15, 2010



                                                                    YOU WILL BE SUBJECT TO
 IF YOU ELECT...                                                   INVESTMENT REQUIREMENTS
Lincoln SmartSecurity (Reg. TM) Advantage                          N/A
                                                                   Option 1
                                                                   Option 3
 4LATER (Reg. TM) Advantage                                         Option 1
                                                                   Option 3
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.1)    N/A
                                                                   Option 1
 i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.2)    Option 1
                                                                   Option 3
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.3)    Option 2
                                                                   Option 3
 i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.4)    Option 3

Investment Requirements - Option 1


No more than 35% of your Contract Value (includes Account Value if i4LIFE (Reg.
TM) Advantage is in effect) can be invested in the following Subaccounts ("Limited Subaccounts") (Note: not all Subaccounts are available with all contracts):

 o AllianceBernstein VPS Global Thematic Growth Portfolio
 o AllianceBernstein VPS International Value Portfolio
 o AllianceBernstein VPS Small/Mid Cap Value Portfolio
 o American Funds Global Growth Fund
 o American Funds Global Small Capitalization Fund
 o American Funds International Fund
 o Delaware VIP (Reg. TM) Emerging Markets Series
 o Delaware VIP (Reg. TM) High Yield Series
 o Delaware VIP (Reg. TM) International Value Equity Series
 o Delaware VIP (Reg. TM) REIT Series
 o Delaware VIP (Reg. TM) Small Cap Value Series
 o Delaware VIP (Reg. TM) Smid Cap Growth Series
 o DWS Small Cap Index VIP
 o Fidelity (Reg. TM) VIP Mid-Cap Portfolio
 o Fidelity (Reg. TM) VIP Overseas Portfolio
 o FTVIPT Franklin Income Securities Fund
 o FTVIPT Franklin Small-Mid Cap Growth Securities Fund
 o FTVIPT Mutual Shares Securities Fund
 o FTVIPT Templeton Growth Securities Fund
 o Invesco V.I. International Growth Fund
 o Janus Aspen Enterprise Portfolio
 o Janus Aspen Global Research Portfolio
 o LVIP Baron Growth Opportunities Fund
 o LVIP BlackRock Emerging Markets RPM Fund o LVIP Clarion Global Real Estate
Fund
 o LVIP Columbia Small-Mid Cap Growth RPM Fund
 o LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund
 o LVIP Delaware Special Opportunities Fund
 o LVIP Dimensional Non-U.S. Equity RPM Fund
 o LVIP JPMorgan High Yield Fund
 o LVIP JPMorgan Mid Cap Value RPM Fund
 o LVIP MFS International Growth Fund
 o LVIP Mid-Cap Value Fund
 o LVIP Mondrian International Value Fund
 o LVIP SSgA Developed International 150 Fund
 o LVIP SSgA Emerging Markets 100 Fund
 o LVIP SSgA International Index Fund
 o LVIP SSgA Small-Cap Index Fund
 o LVIP SSgA Small-Mid Cap 200 Fund
 o LVIP T. Rowe Price Structured Mid-Cap Growth Fund
 o LVIP Templeton Growth RPM Fund
 o LVIP Vanguard International Equity ETF Fund
 o LVIP Protected Profile 2040 Fund
 o MFS (Reg. TM) VIT Growth Series
 o MFS (Reg. TM) VIT Utilities Series
 o Neuberger Berman AMT Mid-Cap Growth Portfolio
 o Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio

 o Putnam VT Global Health Care Fund


All other variable Subaccounts will be referred to as "Non-Limited Subaccounts" except DWS Alternative Asset Allocation VIP Portfolio and PIMCO VIT Commodity Real Return (Reg. TM) Strategy Portfolio, which are unavailable to any contract holder with a Living Benefit rider. The Lincoln SSgA Aggressive Index Model, the Lincoln SSgA Structured Aggressive Model and the Franklin Templeton Founding Investment Strategy are also unavailable for investment.

You can select the percentages of Contract Value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total Contract Value. On each quarterly anniversary of the effective date of any of these benefits, if the Contract Value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your Contract Value so that the Contract Value in the Limited Subaccounts is 30%. If you are enrolled in portfolio rebalancing, the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of total Contract Value. If your current portfolio rebalancing does not adhere to this requirement, your portfolio rebalancing program will be terminated.

If rebalancing is required, the Contract Value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the Contract Value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no Contract Value in the Non-Limited Subaccounts at that time, all Contract Value removed from the Limited Subaccounts will be placed in the Delaware VIP (Reg. TM) Limited-Term Diversified Income Series Subaccount. We reserve the right to designate a different investment option other than the Delaware VIP (Reg. TM) Limited-Term Diversified Income Series as the default investment option should there be no Contract Value in the Non-Limited Subaccounts. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.

We may move Subaccounts on or off the Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of Contract Value allowed in the Limited Subaccounts or change the frequency of the Contract Value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.


At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements;


2. submit your own reallocation instructions for the Contract Value in excess of 35% in the Limited Subaccounts; or


3. take no action and be subject to the quarterly rebalancing as described above.


Investment Requirements - Option 2


You can select the percentages of Contract Value (includes Account Value if i4LIFE (Reg. TM) Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not contain any Subaccounts that meet the Investment Requirements, then that portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP (Reg. TM) Limited-Term Diversified Income Series as the default investment option (or any other Subaccount that we may designate for that purpose). These investments will become your allocation instructions until you tell us otherwise.

We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.


At the time you receive notice of a change to the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements;


2. submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or

3. if you take no action, such changes will apply only to additional Purchase Payments or to future transfers of contract value. You will not be required to change allocations to existing Subaccounts, but you will not be allowed to add money, by either an additional Purchase Payment or a contract transfer, in excess of the new percentage applicable to a Subaccount or Subaccount group. This does not apply to Subaccounts added to Investment Requirements on or after June 30, 2009.

4. for Subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.


At this time, the Subaccount groups are as follows:






                                                                          Group 2
                                                                          Investments cannot exceed 75% of Contract Value or
Group 1                                                                   Account Value (if
Investments must be at least 25% of Contract Value or Account Value (if   i4LIFE (Reg. TM) Advantage with Guaranteed Income
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is in effect)   Benefit is in effect) ----------------------------
------------------------------------------------------------------------- ----------------------
American Century VP Inflation Protection Fund                             All other investment options except as discussed
                                                                          below.
Delaware VIP (Reg. TM) Diversified Income Series
Delaware VIP (Reg. TM) High Yield Series
Delaware VIP (Reg. TM) Limited-Term Diversified Income Series
FTVIPT Templeton Global Bond Securities Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP SSgA Bond Index Fund





Group 3
Investments cannot exceed 10% of Contract Value or Account Value (if
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is in effect)
-------------------------------------------------------------------------
Delaware VIP (Reg. TM) REIT Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Emerging Markets RPM Fund
LVIP SSgA Emerging Markets 100 Fund



To satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the funds on the following list, as applicable to your contract. If you allocate less than 100% of Contract Value to or among these funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. In addition, you can allocate 100% of your Contract Value to the Franklin Templeton Founding Investment Strategy (FTVIPT Franklin Income Securities Fund 34%, LVIP Templeton Growth Fund 33% and FTVIPT Mutual Shares Securities Fund 33%). The PIMCO VIT Commodity Real Return (Reg. TM) Strategy Portfolio and the fixed accounts are not available with these riders. The fixed account is only available for dollar cost averaging.

o American Century VP Inflation Protection Fund
o BlackRock Global Allocation VI Fund
o Delaware VIP (Reg. TM) Diversified Income Series
o Delaware VIP (Reg. TM) High Yield Series
o Delaware VIP (Reg. TM) Limited-Term Diversified Income Series
o FTVIPT Franklin Income Securities Fund
o FTVIPT Templeton Global Bond Securities Fund
o LVIP BlackRock Inflation Protected Bond Fund
o LVIP Delaware Bond Fund
o LVIP Delaware Diversified Floating Rate Fund
o LVIP Dimensional/Vanguard Total Bond Fund
o LVIP Global Income Fund
o LVIP SSgA Bond Index Fund
o LVIP SSgA Global Tactical Allocation RPM Fund
o LVIP SSgA Conservative Index Allocation Fund

o LVIP SSgA Conservative Structured Allocation Fund
o LVIP SSgA Moderate Index Allocation Fund
o LVIP SSgA Moderate Structured Allocation Fund
o LVIP SSgA Moderately Aggressive Index Allocation Fund
o LVIP SSgA Moderately Aggressive Structured Allocation Fund
o LVIP Protected Profile 2010 Fund
o LVIP Protected Profile 2020 Fund
o LVIP Protected Profile 2030 Fund
o LVIP Protected Profile 2040 Fund
o LVIP Protected Profile Conservative Fund
o LVIP Protected Profile Growth Fund
o LVIP Protected Profile Moderate Fund
o LVIP RPM BlackRock Global Allocation V.I. Fund
o MFS (Reg. TM) VIT Total Return Series

To satisfy these Investment Requirements, Contract Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Structured Moderately Aggressive Equity Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, Lincoln SSgA Moderately Aggressive Index Model and Lincoln SSgA Moderately Aggressive Equity Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1, Group 2 or Group 3 Subaccounts as described above.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Protected Profile Moderate Fund, the LVIP Protected Profile Conservative Fund, the LVIP SSgA Conservative Structured Allocation Fund, the LVIP SSgA Conservative Index Allocation Fund (each a fund of funds) or the FTVIPT Franklin Income Securities Fund or to one of the following models: Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, Lincoln SSgA Structured Conservative Model, and Lincoln SSgA Structured Moderate Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.



Investment Requirements - Option 3


If you elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds or 4LATER (Reg.
TM) Advantage Protected Funds you must allocate your Contract Value among one or more of the Subaccounts listed in the Investment Requirements for Protected Funds section below. If you elect any other Living Benefit rider, you must allocate your Contract Value among one or more of the Subaccounts listed in the Investment Requirements for other Living Benefit Riders section below. For all Living Benefit riders, you can select the percentages of Contract Value (or Account Value if i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.

You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not contain any Subaccounts that meet the Investment Requirements then that portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP (Reg.
TM) Limited-Term Diversified Income Series as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.

We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.


At the time you receive notice of a change to the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements; or


2. submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or

3. take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.

Option 3 - Investment Requirements for Protected Funds Riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds, or 4LATER (Reg. TM) Advantage Protected Funds, you must allocate your Contract Value among one or more of the following Subaccounts only.

                                                                                  Group 2
                                                                                  Investments cannot exceed 70% of Contract
                                                                                  Value or Account Value (if
Group 1                                                                           i4LIFE (Reg. TM) Advantage with Guaranteed
Investments must be at least 30% of Contract Value or Account Value (if           Income Benefit Protected Funds is in
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit Protected Funds is in   effect)
effect)                                                                                                             ------------
--------------------------------------------------------------------------------- ----------------------------------
Delaware VIP (Reg. TM) Diversified Income Series
Delaware VIP (Reg. TM) Limited-Term Diversified Income Series                     LVIP Columbia Small-Mid Cap Growth RPM Fund
LVIP BlackRock Inflation Protected Bond Fund                                      LVIP Dimensional Non-U.S. Equity RPM Fund
LVIP Delaware Bond Fund                                                           LVIP Dimensional U.S. Equity RPM Fund
LVIP Delaware Diversified Floating Rate Fund                                      LVIP JPMorgan Mid Cap Value RPM Fund
LVIP Dimensional/Vanguard Total Bond Fund                                         LVIP MFS International Growth RPM Fund
LVIP SSgA Bond Index Fund                                                         LVIP Protected Profile Conservative Fund
                                                                                  LVIP Protected Profile Growth Fund
                                                                                  LVIP Protected Profile Moderate Fund
                                                                                  LVIP RPM BlackRock Global Allocation V.I.
                                                                                  Fund
                                                                                  LVIP RPM Fidelity (Reg. TM) VIP Contrafund
                                                                                  (Reg. TM) Portfolio
                                                                                  LVIP SSgA Global Tactical Allocation RPM Fund
                                                                                  LVIP SSgA Large Cap RPM Fund
                                                                                  LVIP SSgA Small-Cap RPM Fund
                                                                                  LVIP Templeton Growth RPM Fund
                                                                                  LVIP UBS Large Cap Growth RPM Fund







Group 3
Investments cannot exceed 10% of Contract Value or Account Value (if
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit Protected Funds is in effect)
--------------------------------------------------------------------------------
LVIP BlackRock Emerging Markets RPM Fund



As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the funds listed below. If you allocate less than 100% of Contract Value or i4LIFE (Reg. TM) Account Value among these funds, then the funds listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. *Any remaining funds listed below that are not listed in Group 1 will fall will fall into Group 2 and be subject to Group 2 restrictions. The fixed account is only available for dollar cost averaging.

o Delaware VIP (Reg. TM) Limited-Term Diversified Income Series*
o Delaware VIP (Reg. TM) Diversified Income Series*
o LVIP BlackRock Inflation Protected Bond Fund*
o LVIP Delaware Bond Fund*
o LVIP Delaware Diversified Floating Rate Fund*
o LVIP Dimensional/Vanguard Total Bond Fund*

o LVIP Protected Profile Conservative Fund
o LVIP Protected Profile Growth Fund
o LVIP Protected Profile Moderate Fund
o LVIP RPM BlackRock Global Allocation V.I. Fund
o LVIP SSgA Bond Index Fund*
o LVIP SSgA Global Tactical Allocation RPM Fund




Option 3 - Investment Requirements for other Living Benefit Riders. If you elect a Living Benefit rider other than Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds, or 4LATER (Reg. TM) Advantage Protected Funds, you must allocate your Contract Value among one or more of the following Subaccounts only.






                                                                          Group 2
                                                                          Investments cannot exceed 70% of Contract Value or
Group 1                                                                   Account Value (if
Investments must be at least 30% of Contract Value or Account Value (if   i4LIFE (Reg. TM) Advantage with Guaranteed Income
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is in effect)   Benefit is in effect) ----------------------------
------------------------------------------------------------------------- ----------------------
American Century VP Inflation Protection Fund                             All other funds except as described below.
Delaware VIP (Reg. TM) Diversified Income Series
Delaware VIP (Reg. TM) Limited-Term Diversified Income Series
FTVIPT Templeton Global Bond Securities Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund

                                                                          Group 2
                                                                          Investments cannot exceed 70% of Contract Value or
Group 1                                                                   Account Value (if
Investments must be at least 30% of Contract Value or Account Value (if   i4LIFE (Reg. TM) Advantage with Guaranteed Income
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is in effect)   Benefit is in effect) ----------------------------
------------------------------------------------------------------------- ----------------------
LVIP Global Income Fund
LVIP SSgA Bond Index Fund





Group 3
Investments cannot exceed 10% of Contract Value or Account Value (if
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is in effect)
-------------------------------------------------------------------------
AllianceBernstein VPS Global Thematic Growth Portfolio
Delaware VIP (Reg. TM) Emerging Markets Series
Delaware VIP (Reg. TM) REIT Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Emerging Markets RPM Fund
LVIP Clarion Global Real Estate Fund
LVIP SSgA Emerging Markets 100 Fund
MFS (Reg. TM) VIT Utilities Series



As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the funds listed below. If you allocate less than 100% of Contract Value or i4LIFE (Reg. TM) Account Value among these funds, then the funds listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. *Any remaining funds listed below that are not listed in Group 1 will fall will fall into Group 2 and be subject to Group 2 restrictions. The PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio, the Franklin Templeton Founding Investment Strategy and the fixed accounts are not available with these riders. The fixed account is only available for dollar cost averaging.

o American Century VP Inflation Protection Fund*
o BlackRock Global Allocation VI Fund
o Delaware VIP (Reg. TM) Diversified Income Series*
o Delaware VIP (Reg. TM) Limited-Term Diversified Income Series*
o FTVIPT Templeton Global Bond Securities Fund*
o LVIP BlackRock Inflation Protected Bond Fund*
o LVIP Delaware Bond Fund*
o LVIP Delaware Diversified Floating Rate Fund*
o LVIP Dimensional/Vanguard Total Bond Fund*
o LVIP Global Income Fund*
o LVIP RPM BlackRock Global Allocation V.I. Fund
o LVIP SSgA Bond Index Fund*
o LVIP SSgA Global Tactical Allocation RPM Fund

o LVIP SSgA Conservative Index Allocation Fund
o LVIP SSgA Conservative Structured Allocation Fund
o LVIP SSgA Moderate Index Allocation Fund
o LVIP SSgA Moderate Structured Allocation Fund
o LVIP SSgA Moderately Aggressive Index Allocation Fund
o LVIP SSgA Moderately Aggressive Structured Allocation Fund
o LVIP Protected Profile 2010 Fund
o LVIP Protected Profile 2020 Fund
o LVIP Protected Profile Conservative Fund
o LVIP Protected Profile Growth Fund
o LVIP Protected Profile Moderate Fund
o MFS (Reg. TM) VIT Total Return Series

To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model and Lincoln SSgA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. These models are not available for contracts issued on or after November 15, 2010.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Protected Profile Conservative Fund, the LVIP SSgA Conservative Structured Allocation Fund or the LVIP SSgA Conservative Index Allocation Fund (each a fund of funds), or, if your contract was purchased prior to November 15, 2010, to one of the following models: Lincoln SSgA Conservative Index Model and the Lincoln SSgA Structured Conservative Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.

Living Benefit Riders


The optional Living Benefit riders offered under this variable annuity contract are described in the following sections. The riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage, and Lincoln SmartSecurity (Reg. TM) Advantage) or a minimum Annuity Payout (i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit, 4LATER (Reg. TM) Advantage Protected Funds, and 4LATER (Reg. TM) Advantage). You may not elect more than one Living Benefit rider at any one time. Upon election of a Living Benefit rider, you will be subject to Investment Requirements (unless you elect i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit).

Excess Withdrawals under certain Living Benefit riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit rider. Terms and conditions may change after the contract is purchased.

The benefits and features of the optional Living Benefit riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under this contract. The riders do not guarantee the investment results of the funds.


Lincoln Lifetime IncomeSM Advantage 2.0


Lincoln Lifetime IncomeSM Advantage 2.0 is a Living Benefit rider available for purchase in your contract that provides:

 o Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base (a value equal to either your initial Purchase Payment or Contract Value, if elected after the contract's effective date);
 o A 5% Enhancement to the Income Base (less Purchase Payments received in that year) if greater than an Automatic Annual Step-up so long as no withdrawals are made in that year and the rider is within the Enhancement Period;
 o Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the 5% Enhancement;

 o Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
 o An optional feature, Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, if elected, that provides a higher Guaranteed Annual Income percentage if you adhere to additional Investment Requirements.

All terms that apply to Lincoln Lifetime IncomeSM Advantage 2.0 apply to Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds except as noted.


Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount or that are not payable to the original Contractowner or original Contractowner's bank account (or to the original Annuitant or the original Annuitant's bank account, if the owner is a non-natural person) (Excess Withdrawals) may significantly reduce your Income Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and will terminate the rider if the Income Base is reduced to zero.

In order to purchase Lincoln Lifetime IncomeSM Advantage 2.0, the Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. This rider provides guaranteed, periodic withdrawals for your life as Contractowner/
Annuitant (single life option) or for the lives of you as Contractowner/Annuitant and your spouse as joint owner (joint life option). The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral. An Income Base is used to calculate the Guaranteed Annual Income payment from your contract, but is not available as a separate benefit upon death or surrender. The Income Base is equal to the initial Purchase Payment (or Contract Value if elected after contract issue), increased by subsequent Purchase Payments, Automatic Annual Step-ups and 5% Enhancements, and decreased by Excess Withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason. No additional Purchase Payments are allowed after the Nursing Home Enhancement is requested and approved by us (described later in this prospectus).


This rider provides for guaranteed, periodic withdrawals up to the Guaranteed Annual Income amount commencing after the younger of you or your spouse (joint life option) reach age 55. The Guaranteed Annual Income payments are based upon specified percentages of the Income Base. The specified withdrawal percentages of the Income Base are age based and may increase over time. With the single life option, you may receive Guaranteed Annual Income payments for your lifetime. If you purchase the joint life option, Guaranteed Annual Income amounts for the lifetimes of you and your spouse will be available.


Withdrawals in excess of the Guaranteed Annual Income amount or that are made prior to age 55 or that are not payable to the original Contractowner or original Contractowner's bank account (or to the original Annuitant or the original Annuitant's bank account, if the owner is a non-natural person) (Excess Withdrawals) may significantly reduce your Income Base and your Guaranteed Annual

Income payments by an amount greater than the dollar amount of the Excess Withdrawal and may terminate the rider and the contract if the Income Base is reduced to zero. Withdrawals will also negatively impact the availability of the 5% Enhancement. Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount. These options are discussed below in detail.


Lincoln Life offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your Contract Value and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage 2.0 and these other riders is included later in this discussion. Not all riders will be available at all times. You may consider purchasing Lincoln Lifetime IncomeSM Advantage 2.0 if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up or 5% Enhancement. The cost of Lincoln Lifetime IncomeSM Advantage 2.0 may be higher than other Living Benefit riders that you may purchase in your contract. The age at which you may start receiving the Guaranteed Annual Income amount may be different than the ages that you may receive guaranteed payments under other riders.

Availability. Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is available for purchase with new and existing nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be under age 86 at the time this rider is elected. You cannot elect the rider and any other Living Benefit rider offered in your contract at the same time. You may not elect the rider if you have also elected i4LIFE (Reg. TM) Advantage or Lincoln SmartIncomeSM Inflation, which are Annuity Payout options. You must wait at least 12 months after terminating your Living Benefit rider or any other Living Benefits we may offer in the future before electing Lincoln Lifetime IncomeSM Advantage 2.0. See The Contracts - Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity (Reg. TM) Advantage, 4LATER (Reg. TM) Advantage, 4LATER (Reg. TM) Advantage Protected Funds, i4LIFE (Reg. TM) Advantage and Annuity Payouts - Lincoln SmartIncomeSM Inflation for more information. There is no guarantee that Lincoln Lifetime IncomeSM Advantage 2.0 will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. In addition, we may make different versions of Lincoln Lifetime IncomeSM Advantage
2.0 available to new purchasers.

If you purchased Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012, you are not eligible to purchase Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds as there would be no additional benefit to you.

If you are an existing Contractowner and have elected a Living Benefit rider (other than Lincoln Lifetime IncomeSM Advantage 2.0) and wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you must first terminate your existing Living Benefit rider, subject to the termination rules, before you will be able to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. For further information on termination rules, see the "Termination" section associated with your Living Benefit rider. In all cases, by terminating your existing Living Benefit rider, you will no longer be entitled to any of the benefits that have accrued under that rider.

If you purchase Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you will be limited in your ability to invest within the Subaccounts offered within your contract. You will be required to adhere to Investment Requirements - Option 3.

If you purchase Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you will be subject to additional Investment Requirements over and above those for Lincoln Lifetime IncomeSM Advantage 2.0, as set forth in the Investment Requirements section of this prospectus. In addition, the fixed account is not available for either option except for use with dollar cost averaging. See Investment Requirements for more information.

If the rider is elected at contract issue, then the rider will be effective on the contract's effective date. If the rider is elected after the contract is issued (by sending a written request to our Home Office), the rider will be effective on the next Valuation Date following approval by us.


Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.


Income Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The Income Base is not available to you as a lump sum withdrawal or a Death Benefit. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment . If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The maximum Income Base is $10,000,000. This maximum takes into consideration the total guaranteed amounts under the Living Benefit riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.

Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payment (not to exceed the maximum Income Base); for example, a $10,000 additional Purchase Payment will increase the Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional

Purchase Payments equal or exceed $100,000, the charge for Lincoln Lifetime IncomeSM Advantage 2.0 will change to the then current charge in effect on the next Benefit Year anniversary. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.


Excess Withdrawals reduce the Income Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base.


Since the charge for the rider is based on the Income Base, the cost of the rider increases when additional Purchase Payments, Automatic Annual Step-ups and 5% Enhancements are made, and the cost decreases as Excess Withdrawals are made because these transactions all adjust the Income Base. In addition, the percentage charge may change when Automatic Annual Step-ups or 5% Enhancements occur as discussed below or additional Purchase Payments occur. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage 2.0 Charge.

5% Enhancement. On each Benefit Year anniversary, the Income Base, minus Purchase Payments received in that year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) are under age 86, if there were no withdrawals in that year and the rider is within the Enhancement Period. The Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the 5% Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.

If you decline an Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the Lincoln Lifetime IncomeSM Advantage 2.0 charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year Anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year. In order to be eligible to receive further 5% Enhancements the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) must still be living and be under age 86.

Note: The 5% Enhancement is not available in any year there is a withdrawal from Contract Value including a Guaranteed Annual Income payment. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.



The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals ):


Initial Purchase Payment = $100,000; Income Base = $100,000

Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000

Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000

On the first Benefit Year anniversary, the Income Base will not be less than $130,750 ($115,000 times 1.05%=$120,750 plus $10,000). The $10,000 Purchase
Payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.

The 5% Enhancement will be in effect for 10 years (the Enhancement Period) from the effective date of the rider. A new Enhancement Period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement. If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10,000,000.


You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal, including a Guaranteed Annual Income payment from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.

An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawal Amount section below.

If during the first 10 Benefit Years your Income Base is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the rider will not change on the Benefit Year anniversary. However, the amount you pay for the rider will increase since the charge for the rider is based on the Income Base. After the 10th Benefit Year anniversary the annual rider percentage charge may increase to the current charge each year if the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage 2.0 Charge.

If your percentage charge for this rider is increased due to a 5% Enhancement that occurs after the 10th Benefit Year anniversary, you may opt-out of the 5% Enhancement by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your percentage charge to increase) if you do not want the 5% Enhancement. You may not opt-out of the 5% Enhancement if the current charge for the rider increases due to additional Purchase Payment made during that Benefit Year that exceeds the $100,000 Purchase Payment restriction after the first Benefit Year. See Income Base section for more details.

Automatic Annual Step-ups of the Income Base. The Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:

   a. the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are still living and under age 86; and

   b. the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the rider charge and account fee), plus any Purchase Payments made on that date is equal to or greater than the Income Base after the 5% Enhancement (if any).

Each time the Income Base is stepped up to the current Contract Value as described above, your percentage charge for the rider will be the current charge for the rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage 2.0 Charge.


Each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.


If your percentage charge for this rider is increased upon an Automatic Annual Step-up, you may opt-out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. As stated above, if you decline an Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the Lincoln Lifetime IncomeSM Advantage
2.0 charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year. See the earlier Income Base section. You may not opt-out of the Automatic Annual Step-up if an additional Purchase Payment made during that Benefit Year caused the charge for the rider to increase to the current charge.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments):




                                                                                        Potential
                                            Contract   Income Base with                 for Charge
                                              Value     5% Enhancement    Income Base   to Change
                                           ---------- ------------------ ------------- -----------
      Initial Purchase Payment $50,000 .    $50,000          N/A            $50,000        N/A
      1st Benefit Year Anniversary........  $54,000         $52,500         $54,000        Yes
      2nd Benefit Year Anniversary........  $53,900         $56,700         $56,700        No
      3rd Benefit Year Anniversary........  $56,000         $59,535         $59,535        No
      4th Benefit Year Anniversary........  $64,000         $62,512         $64,000        Yes


On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10,000,000.

Withdrawal Amount. You may make periodic withdrawals up to the Guaranteed Annual Income amount each Benefit Year for your (Contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option) as long as your Guaranteed Annual Income amount is greater than zero. You may start taking Guaranteed Annual Income withdrawals when you (single life option) or the younger of you and your spouse (joint life option) turns age 55.



The initial Guaranteed Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time the rider is elected the initial Guaranteed Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time the rider is elected the initial Guaranteed Annual Income amount will be equal to a specified percentage of the Income Base. The specified percentage of the Income Base will be based on your age (or younger of you and your spouse if the joint life option is elected). Upon your first withdrawal the Guaranteed Annual Income percentage is based on your age (single life option) or the younger of you and your spouse's age (joint life option) at the time of the withdrawal. For example, if you purchase Lincoln Lifetime IncomeSM Advantage
2.0 Protected Funds at age 60 (single life option), your Guaranteed Annual Income percentage is 4%. If you waited until you were age 70 (single life option) to make your first withdrawal your Guaranteed Annual Income percentage would be 5%. During the first Benefit Year the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider (including any Purchase Payments made within the first 90 days after the effective date of the rider). After the first Benefit Year anniversary we will use the Income Base calculated on the most recent Benefit Year anniversary for calculating the Guaranteed Annual Income amount. After your first withdrawal the Guaranteed Annual Income amount percentage will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income amount percentage will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.


Guaranteed Annual Income Percentages by Ages for rider elections on or after
                                 May 20, 2013:


            Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds





                Single Life Option                                    Joint Life Option
--------------------------------------------------    --------------------------------------------------
                                                               Age
                         Guaranteed Annual Income      (younger of you and      Guaranteed Annual Income
         Age                 amount percentage          your spouse's age)         amount percentage
--------------------    --------------------------    ---------------------    -------------------------
  55 - under 591/2                3.50%                 55 - under 591/2                 3.50%
     591/2 - 64                   4.00%                    591/2 - 64                    4.00%
         65+                      5.00%                     65 - 74                      4.50%
                                                              75+                        5.00%



                    Lincoln Lifetime IncomeSM Advantage 2.0






                Single Life Option                                    Joint Life Option
--------------------------------------------------    --------------------------------------------------
                                                               Age
                         Guaranteed Annual Income      (younger of you and      Guaranteed Annual Income
         Age                 amount percentage          your spouse's age)         amount percentage
--------------------    --------------------------    ---------------------    -------------------------
  55 - under 591/2                3.00%                 55 - under 591/2                 3.00%
     591/2 - 64                   3.50%                    591/2 - 64                    3.50%
       65 - 69                    4.50%                     65 - 69                      4.00%
         70+                      5.00%                       70+                        4.50%




Guaranteed Annual Income Percentages by Ages for rider elections on or after
                  December 3, 2012 but prior to May 20, 2013:


            Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds





 Single & Joint Life Option*      Single & Joint Life Option
-----------------------------    ---------------------------
                                   Guaranteed Annual Income
             Age                      amount percentage
-----------------------------    ---------------------------
       55 - under 591/2                     3.50%
          591/2 - 64                        4.00%
             65+                            5.00%



                    Lincoln Lifetime IncomeSM Advantage 2.0






 Single & Joint Life Option*      Single & Joint Life Option
-----------------------------    ---------------------------
                                   Guaranteed Annual Income
             Age                      amount percentage
-----------------------------    ---------------------------
       55 - under 591/2                     3.00%
          591/2 - 64                        3.50%
           65 - 69                          4.50%
             70+                            5.00%



*If joint life option is in effect, the younger of you and your spouse's age applies.

Guaranteed Annual Income Percentage by Ages for rider elections on or after
                  April 2, 2012 but prior to December 3, 2012:


            Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds





                Single Life Option                                    Joint Life Option
--------------------------------------------------    --------------------------------------------------
                                                               Age
                         Guaranteed Annual Income      (younger of you and      Guaranteed Annual Income
         Age                 amount percentage          your spouse's age)         amount percentage
--------------------    --------------------------    ---------------------    -------------------------
  55 - under 591/2                4.00%                     55 - 64                      4.00%
       591/2+                     5.00%                       65+                        5.00%



                    Lincoln Lifetime IncomeSM Advantage 2.0






                Single Life Option                                    Joint Life Option
--------------------------------------------------    --------------------------------------------------
                                                               Age
                         Guaranteed Annual Income      (younger of you and      Guaranteed Annual Income
         Age                 amount percentage          your spouse's age)         amount percentage
--------------------    --------------------------    ---------------------    -------------------------
  55 - under 591/2                3.50%                     55 - 64                      3.50%
     591/2 - 64                   4.00%                     65 - 69                      4.50%
       65 - 69                    4.50%                       70+                        5.00%
         70+                      5.00%




Guaranteed Annual Income Percentages by Ages for rider elections prior to April
                                    2, 2012:


                    Lincoln Lifetime IncomeSM Advantage 2.0





                Single Life Option                                    Joint Life Option
--------------------------------------------------    --------------------------------------------------
                                                               Age
                         Guaranteed Annual Income      (younger of you and      Guaranteed Annual Income
         Age                 amount percentage          your spouse's age)         amount percentage
--------------------    --------------------------    ---------------------    -------------------------
  55 - under 591/2                4.00%                     55 - 64                      4.00%
       591/2+                     5.00%                       65+                        5.00%




If your Contract Value is reduced to zero because of market performance or rider charges, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse's life if applicable) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If the Income Base is reduced to zero due to an Excess Withdrawal the rider and contract will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.

Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base. All withdrawals you make will decrease the Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount.

The following example shows the calculation of the Guaranteed Annual Income amount for Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds and how withdrawals less than or equal to the Guaranteed Annual Income amount affect the Income Base and the Contract Value. The Contractowner is age 60 (4% Guaranteed Annual Income percentage for Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds) on the rider's effective date, and makes an initial Purchase Payment of $200,000 into the contract:

    Contract value on the rider's effective date....................    $200,000
    Income Base on the rider's effective date.......................    $200,000
    Initial Guaranteed Annual Income amount on the rider's effective
    date ($200,000 x 4%) .                                              $  8,000
    Contract Value six months after rider's effective date..........    $210,000
    Income Base six months after rider's effective date.............    $200,000
    Withdrawal six months after rider's effective date when
    Contractowner is still age 60...................................    $  8,000
    Contract Value after withdrawal ($210,000 - $8,000) .               $202,000
    Income Base after withdrawal ($200,000 - $0) .                      $200,000
    Contract Value on first Benefit Year anniversary................    $205,000
    Income Base on first Benefit Year anniversary...................    $205,000
    Guaranteed Annual Income amount on first Benefit Year
    anniversary ($205,000 x 4%) .                                       $  8,200



Since there was a withdrawal during the first year, the 5% Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base to the Contract Value of $205,000. On the first anniversary of the rider's effective date, the Guaranteed Annual Income amount is $8,200 (4% x $205,000).

Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income amount percentage multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner is age 60 (single life option), if the Guaranteed Annual Income amount of $2,000 (4% of $50,000 Income Base) is in effect and an additional Purchase Payment of $10,000 is made, the new Guaranteed Annual Income amount that Benefit Year is $2,400 ($2,000 + 4% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.

After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. No additional Purchase Payments are allowed after the Nursing Home Enhancement is requested and approved by us (described below).


5% Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by a 5% Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income percentage.


Nursing Home Enhancement. (The Nursing Home Enhancement is not available in certain states. Please check with your registered representative.) The Guaranteed Annual Income amount will be increased to 10%, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 70 or older or the youngest of the Contractowner and spouse is age 70 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. For Lincoln Lifetime IncomeSM Advantage 2.0 elections prior to May 20, 2013, the Nursing Home Enhancement is available when the Contractowner/
Annuitant is age 65 or older or the youngest of the Contractowner and spouse is age 65 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider, the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. For the joint life option if both spouses qualify, the Nursing Home Enhancement is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Guaranteed Annual Income rate is only available for one measuring life before an election is made.

If a withdrawal has been taken since the rider's effective date, the Nursing Home Enhancement will be available on the next Benefit Year anniversary after the Contractowner/Annuitant is age 70 or the youngest of the Contractowner and spouse is age 70 (joint life option) (age 65 for Lincoln Lifetime IncomeSM Advantage 2.0 elections prior to May 20, 2013). You may request the Nursing Home Enhancement by filling out a request form provided by us. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Guaranteed Annual Income amount will be reduced to the amount you would otherwise be eligible to receive starting after the next Benefit Year anniversary. Any withdrawals made prior to the entrance into a nursing home and during the Benefit Year that the Nursing Home Enhancement commences, will reduce the amount available that year for the Nursing Home Enhancement. Purchase Payments may not be made into the contract after a request for the Nursing Home Enhancement is approved by us and any Purchase Payments made either in the 12 months prior to entering the nursing home or while you are residing in a nursing home will not be included in the calculation of the Nursing Home Enhancement.

The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. The admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States. The remaining references to the Guaranteed Annual Income amount also include the Nursing Home Enhancement amount.

Contractowners who elect Lincoln Lifetime IncomeSM Advantage 2.0 on or after January 1, 2013, in South Dakota have the option to increase the Guaranteed Annual Income amount under Lincoln Lifetime IncomeSM Advantage 2.0 upon the diagnosis of a terminal illness, subject to certain conditions. The Guaranteed Annual Income amount will be increased to 10% during a Benefit Year when the Contractowner/Annuitant is age 70 or older or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is diagnosed by a licensed physician that his or her life expectancy is twelve months or less. For Lincoln Lifetime IncomeSM Advantage 2.0 elections from January 1, 2013 to May 20, 2013, the terminal illness provision is available when the Contractowner/
Annuitant is age 65 or older or the youngest of the Contractowner and spouse is age 65 or older (joint life option), and one is diagnosed by a licensed physician that his or her life expectancy is twelve months or less. This provision applies if the diagnosis of terminal illness occurs 60 months or more after the effective date of the rider and the diagnosis was not made in the year prior to the effective date of the rider. For the joint life option if both spouses qualify, this provision for terminal illness is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Guaranteed Annual Income rate is only available for one measuring life before an election is made.

Once either the Nursing Home Enhancement or the terminal illness enhancement is elected for one spouse, neither enhancement will be available for the other spouse. If a withdrawal has been taken since the rider's effective date, the terminal illness enhancement will be available on the next Benefit Year anniversary after the Contractowner/Annuitant is age 70 or the younger of the Contractowner and spouse is age 70 (joint life option) (age 65 for Lincoln Lifetime IncomeSM Advantage 2.0 elections from January 1, 2013 to May 20,
2013). You may request the terminal illness enhancement by filling out a request form provided by us. Any withdrawals made prior to the diagnosis of a terminal illness and during the Benefit Year that the terminal illness enhancement commences will reduce the amount available that year for the terminal illness enhancement. Purchase Payments may not be made into the contract after a request for the terminal illness enhancement is approved by us and any Purchase Payments made either in the 12 months prior to the terminal illness diagnosis or during the duration of the terminal illness will not be included in the calculation of the terminal illness enhancement. Any requirements to qualify for the terminal illness enhancement are set forth in the Terminal Illness Claim Form. The remaining references to the Guaranteed Annual Income amount also include the terminal illness enhancement amount for Contractowners in South Dakota only.

Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal or are withdrawals made prior to age 55 (younger of you or your spouse for joint life) or that are not payable to the original Contractowner or original Contractowner's bank account (or to the original Annuitant or the original Annuitant's bank account, if the owner is a non-natural person).


When an Excess Withdrawal occurs:


   1. The Income Base is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal; and


   2. The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income amount percentage multiplied by the new (reduced) Income Base (after the pro rata reduction for the Excess Withdrawal).


We will provide you with quarterly statements that will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided on the front page of this prospectus if you have questions about Excess Withdrawals.

The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Guaranteed Annual Income amount and the Contract Value under Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. The Contractowner who is age 60 (single life option) makes a $12,000 withdrawal which causes a $12,915.19 reduction in the Income Base.


Prior to Excess Withdrawal:

Contract Value = $60,000

Income Base = $85,000
Guaranteed Annual Income amount = $3,400 (4% of the Income Base of $85,000) After a $12,000 Withdrawal ($3,400 is within the Guaranteed Annual Income amount, $8,600 is the Excess Withdrawal):

The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $3,400 and the Income Base is not reduced:

Contract Value = $56,600 ($60,000 - $3,400)

Income Base = $85,000

The Contract Value is also reduced by the $8,600 Excess Withdrawal and the Income Base is reduced by 15.19435%, the same proportion that the Excess Withdrawal reduced the $56,600 Contract Value ($8,600 - $56,600)

Contract Value = $48,000 ($56,600 - $8,600)

Income Base = $72,084.81 ($85,000 x 15.19435% = $12,915.19; $85,000 -
$12,915.19 = $72,084.81)
Guaranteed Annual Income amount = $2,883.39 (4% of $72,084.81 Income Base)

On the following Benefit Year anniversary:


Contract Value = $43,000

Income Base = $72,084.81
Guaranteed Annual Income amount = $2,883.39 (4% x $72,084.81)


In a declining market, Excess Withdrawals may significantly reduce your Income Base as well as your Guaranteed Annual Income amount. If the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.

Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $3,400 Guaranteed Annual Income amount is not subject to surrender charges; the $8,600 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in this prospectus. See Charges and Other Deductions - Surrender Charge.

Withdrawals from IRA contracts will be treated as within the Guaranteed Annual Income amount (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

     1. Lincoln's automatic withdrawal service is used to calculate and pay the RMD;


     2. The RMD calculation must be based only on the value in this contract;
   and

     3. No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph).

If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.


Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters for a discussion of the tax consequences of withdrawals.

Guaranteed Annual Income Amount Annuity Payout Option. If you are required to take annuity payments because you have reached the maturity date of the contract, you have the option of electing the Guaranteed Annual Income Amount Annuity Payout Option. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the Guaranteed Annual Income Amount Annuity Payout Option. If you are receiving the Guaranteed Annual Income Amount Annuity Payout Option, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life.

The Guaranteed Annual Income Amount Annuity Payout Option is an Annuity Payout option which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life (this option is different from other Annuity Payout options, including i4LIFE (Reg.
TM) Advantage, which are based on your Contract Value). Contractowners may decide to choose the Guaranteed Annual Income Amount Annuity Payout Option over i4LIFE (Reg. TM) Advantage if they feel this may provide a higher final payment option over time and they may place more importance on this over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.

The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the Guaranteed Annual Income Amount Annuity Payout Option will reduce the final payment dollar for dollar.

Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage 2.0 has no provision for a payout of the Income Base or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage 2.0 does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage 2.0 will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). If the Beneficiary elects to continue the contract after the death of the single life (through a separate provision of the contract), the Beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage 2.0 if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Income Base.

Upon the first death under the joint life option, the lifetime payout of the Guaranteed Annual Income amount will continue for the life of the surviving spouse. The 5% Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage 2.0 will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).

As an alternative, after the first death, the surviving spouse if under age 86 may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Income Base and the Guaranteed Annual Income amount to decrease.

Termination. After the fifth anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Lifetime IncomeSM Advantage 2.0 will automatically terminate:
 o on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);

 o upon the death under the single life option or the death of the surviving spouse under the joint life option;

 o when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;

 o upon surrender of the contract; or
 o upon termination of the underlying annuity contract.


The termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can re-elect any Living Benefit rider or any other living benefits we may offer in the future.

i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0. i4LIFE (Reg. TM) Advantage is an optional Annuity Payout rider that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for election at the time you elect i4LIFE (Reg. TM) Advantage. You cannot have both i4LIFE (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage 2.0 in effect on your contract at the same time.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and elect i4LIFE (Reg.
TM) Advantage with Guaranteed Income Benefit (version 4) even if it is no longer available for sale as long as the election occurs prior to the Annuity Commencement Date. Contractowners are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those in effect at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0. If the decision to drop Lincoln Lifetime IncomeSM Advantage 2.0 is made, the Contractowner can use the greater of the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up (or inception date) or the Account Value immediately prior to electing i4LIFE (Reg. TM) Advantage to establish the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). This decision must be made by the maximum age to elect i4LIFE (Reg. TM) Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds and purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012, who have waited until after the 5th Benefit Year anniversary may elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit until age 99 for nonqualified contracts and age 85 for qualified contracts.

If you choose to drop Lincoln Lifetime IncomeSM Advantage 2.0 and have the single life option, you must purchase i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) single life option. If you drop Lincoln Lifetime IncomeSM Advantage 2.0 and have the joint life option, you must purchase i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) joint life option. Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds must elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds. The minimum length of the i4LIFE (Reg. TM) Advantage Access Period will vary based upon when you purchased your Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds rider and how long the rider was in effect before you decided to purchase i4LIFE (Reg. TM) Advantage. These requirements are specifically listed in the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit section of this prospectus under Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments.

For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments. While i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.

When deciding whether to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) you should consider that depending on a person's age and the selected length of the Access Period, i4LIFE (Reg. TM) Advantage may provide a higher payout than the Guaranteed Annual Income amounts under Lincoln Lifetime IncomeSM Advantage
2.0. You should consider electing i4LIFE (Reg. TM) Advantage when you are ready to immediately start receiving i4LIFE (Reg. TM) Advantage payments whereas with Lincoln Lifetime IncomeSM Advantage 2.0 you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE (Reg. TM) Advantage rider are treated as "amounts received as an annuity" under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an "exclusion ratio" as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under Lincoln Lifetime IncomeSM Advantage
2.0 are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.

You should consider that not all i4LIFE (Reg. TM) Advantage Death Benefit options will be available to you. Refer to the Expense Table: i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 for available Death Benefit options.

The initial charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) will be equal to the current annual rate in effect for your Lincoln Lifetime IncomeSM Advantage 2.0 rider. This charge is in addition to the mortality and expense risk and administrative charge for your base contract Death Benefit option. The charge is calculated based upon the greater of the value of the Income Base or Contract Value as of the last Valuation Date under Lincoln Lifetime IncomeSM Advantage 2.0 prior to election of i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). During the Access Period, this charge is deducted from the i4LIFE (Reg. TM) Advantage Account Value on a quarterly basis with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). During the Lifetime Income Period, this charge is deducted annually. The initial charge may increase annually upon a step-up of the Guaranteed Income Benefit by an amount equal to the prior charge rate (or initial charge rate if the first anniversary of the rider's effective date) multiplied by the percentage increase, if any, to the Guaranteed Income Benefit and the percentage increase if any to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge. If an Excess Withdrawal occurs, the charge will decrease by the same percentage as the percentage change to the Account Value.

Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The Death Benefit calculation for certain Death Benefit options in effect prior to the Annuity Commencement Date may change for Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0. Certain Death Benefit options provide that all withdrawals reduce the Death Benefit in the same proportion that the withdrawals reduce the Contract Value. If you elect Lincoln Lifetime IncomeSM Advantage 2.0, withdrawals less than or equal to the Guaranteed Annual Income will reduce the sum of all Purchase Payment amounts on a dollar for dollar basis for purposes of calculating the EGMDB Death Benefit. See The Contracts - Death Benefits. Any Excess Withdrawals will reduce the sum of all Purchase Payments in the same proportion that the withdrawals reduced the Contract Value under any Death Benefit option in which proportionate withdrawals are in effect. This change has no impact on Death Benefit options in which all withdrawals reduce the Death Benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract while this rider is in effect.

The following example demonstrates how a withdrawal will reduce the Death Benefit if both the EGMDB and Lincoln Lifetime IncomeSM Advantage 2.0 are in effect when the Contractowner dies. Note that this calculation applies only to the sum of all Purchase Payments calculation and not for purposes of reducing the highest anniversary Contract Value under the EGMDB:
Contract Value before withdrawal $80,000
Guaranteed Annual Income amount $5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:
   a) Contract Value $80,000
   b) Sum of Purchase Payments $100,000
     c) Highest anniversary Contract Value $150,000
Withdrawal of $9,000 will impact the Death Benefit calculation as follows:
   a) $80,000 - $9,000 = $71,000 (Reduction $9,000)

   b) $100,000 - $5,000 = $95,000 (reduction by the amount of the Guaranteed Annual Income amount)

   ($95,000 - $5,067 = $89,933 [$95,000 times ($4,000/$75,000) = $5,067]
   Proportional reduction of Excess Withdrawal. Total reduction = $10,067.

   c) $150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875].
   The entire $9,000 withdrawal reduced the Death Benefit option proportionally. Total reduction = $16,875.

Item c) provides the largest Death Benefit of $133,125.



Lincoln Lifetime IncomeSM Advantage


The Lincoln Lifetime IncomeSM Advantage rider provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/
Annuitant (single life option) or for the lives of you as Contractowner/Annuitant and your spouse as joint owner or primary Beneficiary (joint life option) regardless of the investment performance of the contract, provided that certain conditions are met. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial purchase payment (or Contract Value if elected after contract issue) increased by subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and the Step-up to 200% of the initial Guaranteed Amount (if applicable to your contract) and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional purchase payments are allowed if the Contract Value decreases to zero for any reason. The Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus riders are no longer available for purchase as of December 31, 2010.

This rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the single life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchase the joint life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse will be available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 591/2 (for the single life option) or age 65 (for the joint life option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% Step-up (if applicable to your contract) and Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.

An additional option, available for purchase with your Lincoln Lifetime IncomeSM Advantage provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your Contract Value of an amount equal to the excess of your initial Guaranteed Amount (and purchase payments made within 90 days of rider election) over your Contract Value. This option is called Lincoln Lifetime IncomeSM Advantage Plus and is discussed in detail below. You may consider purchasing this option if you want to guarantee at least a return of your initial purchase payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must be purchased with Lincoln Lifetime IncomeSM Advantage.

By purchasing the Lincoln Lifetime IncomeSM Advantage rider, you will be limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts - Investment Requirements - Option 3 if you purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. See The Contracts - Investment Requirements - Option 2 if you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009.

Lincoln Life offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your Contract Value and may provide certain guarantees. These riders are fully discussed in this prospectus. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage and these other riders is included later in this prospectus (see i4LIFE (Reg. TM) Advantage option). Not all riders will be available at all times.

We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you (and your spouse, if applicable) die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your (or your spouse's) death.

If the rider is elected at contract issue, then the rider will be effective on the contract's effective date. If the rider is elected after the contract is issued (by sending a written request to our Home Office), the rider will be effective on the next Valuation Date following approval by us. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit rider.


Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.


Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Guaranteed Amount will equal your initial Purchase Payment . If you elect the rider after we issue the contract, the initial Guaranteed Amount will equal the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total guaranteed amounts under the Living Benefit riders from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if joint life option) are the covered life.

Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000 the charge for Lincoln Lifetime IncomeSM Advantage will change to the then current charge in effect on the next Benefit Year anniversary. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage Charge. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.

The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:





    Initial Purchase Payment...................    $100,000
    Additional Purchase Payment in Year 2......    $ 95,000   No change to charge
    Additional Purchase Payment in Year 3......    $ 50,000   Charge will be the then current charge
    Additional Purchase Payment in Year 4......    $ 25,000   Charge will be the then current charge


Each withdrawal reduces the Guaranteed Amount as discussed below.


Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments , Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up (if applicable to your contract) are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the percentage charge may change when cumulative Purchase Payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage Charge.

5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus Purchase Payments received in that year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) are under age 86 and the rider is within the 10 year period described below. Additional Purchase Payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that Purchase Payment . Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.

Note: The 5% Enhancement is not available in any year there is a withdrawal from Contract Value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.


The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount :


Initial Purchase Payment = $100,000; Guaranteed Amount = $100,000

Additional Purchase Payment on day 30 = $15,000; Guaranteed Amount = $115,000

Additional Purchase Payment on day 95 = $10,000; Guaranteed Amount = $125,000

On the first Benefit Year anniversary, the Guaranteed Amount is $130,750 ($115,000 times 1.05%=$120,750 plus $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.

The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or upon the death of the survivor of the Contractowner or spouse (if joint life option is in effect) or when the oldest of these individuals reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Automatic Annual Step-up.

Any withdrawal from the Contract Value limits the 5% Enhancement as follows:


   a. The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following

     Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period as long as the Contractowner/Annuitant (single life option) is 591/2 or older or the Contractowner and spouse (joint life option) are age 65 or older.

   b. If the Contractowner/Annuitant (single life option) is under age 591/2 or the Contractowner or spouse (joint life option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the Contract Value (as described below) occurs.


An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.


If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Guaranteed Amount. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage Charge.

Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary if:

   a. the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are both still living and under age 86; and


   b. the Contract Value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% Step-up (if any, as described below).

Each time the Guaranteed Amount is stepped up to the current Contract Value as described above, your percentage charge for the rider will be the current charge for the rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage Charge.

If your percentage rider charge is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline the Automatic Annual Step-up, you will receive the 200% Step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional Purchase Payments would cause your charge to increase. See the earlier Guaranteed Amount section.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments and issue age above 591/2 (single life) or 65 (joint life):





                                                                    Potential for   Length of 5%
                                            Contract   Guaranteed     Charge to     Enhancement
                                              Value      Amount         Change         Period
                                           ---------- ------------ --------------- -------------
      Initial Purchase Payment $50,000 .    $50,000      $50,000         No              10
      1st Benefit Year anniversary........  $54,000      $54,000        Yes              10
      2nd Benefit Year anniversary........  $53,900      $56,700         No               9
      3rd Benefit Year anniversary........  $57,000      $59,535         No               8
      4th Benefit Year anniversary........  $64,000      $64,000        Yes              10



On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Guaranteed Amount to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535) and a new 10-year Enhancement period began.


An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.


Step-up to 200% of the initial Guaranteed Amount. If you purchased Lincoln Lifetime IncomeSM Advantage on or after October 5, 2009, the 200% Step-up will not be available. For Contractowners who purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009 but before October 5, 2009, on the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 65, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any Purchase Payments made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% Step-up applies.) This Step-up will not occur if:

     1) any withdrawal was made prior to age 591/2 (single life) or age 65 (joint life);

     2) an Excess Withdrawal (defined below) has occurred; or


3) cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).


   For example, assume the initial Guaranteed Amount is $200,000. A $10,000 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,000 Maximum Annual Withdrawal was made at age 67, the Step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).

If you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009, you will not be eligible to receive the 200% Step-up of the Guaranteed Amount until the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 70, or the rider has been in effect for 10 years, whichever event is later.


This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.

This Step-up will not cause a change to the percentage charge for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage Charge.


The following example demonstrates the impact of this Step-up on the Guaranteed
Amount:


Initial Purchase Payment at age 55 = $200,000; Guaranteed Amount = $200,000; Maximum Annual Withdrawal amount = $10,000.

After 10 years, at age 65, the Guaranteed Amount is $272,339 (after applicable 5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the Contract Value is $250,000. Since the Guaranteed Amount is less than $360,000 ($200,000 initial Guaranteed Amount reduced by the two $10,000 withdrawals times 200%), the Guaranteed Amount is increased to $360,000.


The 200% Step-up (if applicable to your contract) cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.


Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (Contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option)as long as you are at least age 591/2 (single life option) or you and your spouse are both at least age 65 (joint life option) and your Maximum Annual Withdrawal amount is greater than zero.


On the effective date of the rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.


If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life (and your spouse if applicable under joint life option) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.

Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% Step-up (see above).


The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.


All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value.

The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 591/2 or older or the Contractowner and spouse (joint life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider (36 months or more for Contractowners who purchased this rider prior to January 20, 2009), the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.


The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. For riders purchased on or after January 20, 2009, the admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States.

The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.


The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments . For example, if the Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made , the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000).


5% Enhancements, Automatic Annual Step-ups and the 200% Step-up (if applicable to your contract) will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:

   a. the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% Step-up; or

     b. 5% of the Guaranteed Amount on the Benefit Year anniversary.

See the chart below for examples of the recalculation.

The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if joint life option) can never exceed 5% of the maximum Guaranteed Amount.

Withdrawals after age 591/2 (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 591/2 (single life) or age 65 (joint life) are within the Maximum Annual Withdrawal amount, then:

     1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

     2. the Maximum Annual Withdrawal amount will remain the same.


The impact of withdrawals prior to age 591/2 or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional Purchase Payments and the Contractowner (single life) is older than 591/2 and the Contractowner and spouse (joint life) are both older than 65):





                                             Contract   Guaranteed    Maximum Annual
                                               Value      Amount     Withdrawal Amount
                                            ---------- ------------ ------------------
      Initial Purchase Payment $50,000 .     $50,000      $50,000         $2,500
      1st Benefit Year anniversary.........  $54,000      $54,000         $2,700
      2nd Benefit Year anniversary.........  $51,000      $51,300         $2,700
      3rd Benefit Year anniversary.........  $57,000      $57,000         $2,850
      4th Benefit Year anniversary.........  $64,000      $64,000         $3,200


The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (1st, 3rd and 4th anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.


Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges. Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

     1. Lincoln's automatic withdrawal service is used to calculate and pay the RMD;


     2. The RMD calculation must be based only on the value in this contract;
   and

     3. No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph).

If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).

Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.


Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:


   1. The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.


   2. The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the pro rata reduction for the Excess Withdrawal); and

     3. The 200% Step-up will never occur.

The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):


The Contract Value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000:


Contract Value = $55,000
Guaranteed Amount = $80,000


The Contract Value is reduced by the $7,000 Excess Withdrawal and the Guaranteed Amount is reduced by 12.73%, the same proportion that the Excess Withdrawal reduced the $55,000 Contract Value ($7,000 / $55,000)

Contract Value = $48,000

Guaranteed Amount = $69,818 ($80,000 X 12.73% = $10,182; $80,000 - $10,182 =
$69,818)

Maximum Annual Withdrawal amount = $3,491.00 (5% of $69,818)

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.

Excess Withdrawals will be subject to surrender charges unless one of the waiver of surrender charge provisions set forth in your prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $5,000 Maximum Annual Withdrawal amount is not subject to surrender charges; the $7,000 Excess Withdrawal may be subject to surrender charges. See Charges and Other Deductions - Surrender Charge.


Withdrawals before age 591/2/65. If any withdrawal is made prior to the time the Contractowner is age 591/2 (single life) or the Contractowner and spouse (joint life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:


   1. The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the contract value (this means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction);

     2. The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;


   3. The 5% Enhancement to the Guaranteed Amount is not available until after an Automatic Annual Step-up to the Contract Value occurs. This Automatic Annual Step-up will not occur until the Contract Value exceeds the Guaranteed Amount on a Benefit Year anniversary (see the 5% Enhancement section above); and


     4. The 200% Step-up will never occur.

The following is an example of the impact of a withdrawal prior to age 591/2 for single or age 65 for joint:

 o $100,000 Purchase Payment

 o $100,000 Guaranteed Amount

 o A 10% market decline results in a Contract Value of $90,000

 o $5,000 Maximum Annual Withdrawal amount

If a $5,000 withdrawal is made before age 591/2, the Guaranteed Amount will be $94,444 ($100,000 reduced by 5.56% ($5,000/
$90,000) and the new Maximum Annual Withdrawal amount is $4,722 (5% times $94,444). Surrender charges will apply unless one of the waiver of surrender charge provisions is applicable. See Charges and Other Deductions - Surrender Charge.

In a declining market, withdrawals prior to age 591/2 (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.


Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus ("Plus Option"), on the seventh Benefit Year anniversary, you may elect to receive an increase in your Contract Value equal to the excess of your initial Guaranteed Amount (plus any Purchase Payments made within 90 days of the rider effective date), over your current Contract Value. Making this election will terminate the Plus Option as well as Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the Contract Value and the initial Guaranteed Amount (plus any Purchase Payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary. If you choose to surrender your contract at this time, any applicable surrender charges will apply.

You may not elect to receive an increase in Contract Value if any withdrawal is made, including Maximum Annual Withdrawal amounts or RMDs, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.


If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.

The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:


Initial Purchase Payment of $100,000; Initial Guaranteed Amount of $100,000.

On the seventh Benefit Year anniversary, if the current Contract Value is $90,000; the Contractowner may choose to have $10,000 placed in the contract and the Plus Option (including the right to continue Lincoln Lifetime IncomeSM Advantage) will terminate at that time.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option, you have limited investment options until the seventh Benefit Year anniversary as set forth in the Investment Requirements section of this prospectus. After the seventh Benefit Year anniversary, if your contract continues, you may invest in other Subaccounts in your contract, subject to the Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.


Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount, because you have reached the maturity date of the contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.


The Maximum Annual Withdrawal Amount Annuity Payout Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the joint life option.

If the Contract Value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.

If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your Beneficiary may be eligible for a final payment upon death of the single life or surviving joint life.

The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the Purchase Payments dollar for dollar. If your Death Benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of Lincoln Lifetime Income (Reg. TM) Advantage will reduce the sum of all Purchase Payments on a dollar for dollar basis.

Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect. If the Beneficiary elects to continue the contract after the death of the single life (through a separate provision of the contract), the Beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.

Upon the first death under the joint life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% Step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.


As an alternative, after the first death, the surviving spouse may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. The surviving spouse must be under age 65. In deciding whether to make this change, the surviving spouse should consider: 1) if the change will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the single life rider option for new issues will provide an earlier age (591/2) to receive Maximum Annual Withdrawal amounts.


Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may terminate the joint life option and purchase a single life option, if available, (if the Contractowner is under age 65) at the current rider charge and the terms in effect for new sales of the single life option.

After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.

Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
 o Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the Contract Value equal to the excess of your initial Guaranteed Amount over the Contract Value;

 o on the Annuity Commencement Date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
 o upon the death under the single life option or the death of the surviving spouse under the joint life option;
 o when the Maximum Annual Withdrawal amount is reduced to zero; or
 o upon termination of the underlying annuity contract.


The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.

If you terminate the rider, you must wait one year before you can elect any other Living Benefit rider or any other Living Benefits we may offer in the future. If you have elected to receive an increase in your Contract Value under Lincoln Lifetime IncomeSM Advantage Plus (after the seventh Benefit Year), you may elect a new Living Benefit rider at any time.

i4LIFE (Reg. TM) Advantage Option. i4LIFE (Reg. TM) Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic Regular Income Payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE (Reg. TM) Advantage. Depending on a person's age and the selected length of the Access Period, i4LIFE (Reg. TM) Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to drop Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE (Reg. TM) Advantage since i4LIFE (Reg. TM) Advantage provides a different income stream. If this decision is made, the Contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage. Owners of the Lincoln Lifetime IncomeSM Advantage rider are guaranteed the ability to purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit in the future even if it is no longer generally available for purchase. Owners of Lincoln Lifetime IncomeSM Advantage are also guaranteed that the annuity factors that are used to calculate the initial Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage will be the annuity factors in effect as of the day they purchased Lincoln Lifetime IncomeSM Advantage. In addition, owners of Lincoln Lifetime IncomeSM Advantage may in the future purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase Lincoln Lifetime IncomeSM Advantage.


i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit for Lincoln Lifetime IncomeSM Advantage purchasers must be elected before the Annuity Commencement Date and by age 99 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit sections of this prospectus. The charges for these benefits will be the current charge for new purchasers in effect for the i4LIFE (Reg. TM) Advantage and the current Guaranteed Income Benefit charge in effect for prior purchasers of Lincoln

Lifetime IncomeSM Advantage at the time of election of these benefits. If you use your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years.


Below is an example of how the Guaranteed Amount from Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE (Reg.
TM) Advantage.


Prior to i4LIFE (Reg. TM) Advantage election:

Contract Value = $100,000

Guaranteed Amount = $150,000

After i4LIFE (Reg. TM)Advantage election:

Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE (Reg. TM) Advantage annuity factor

Guaranteed Income Benefit = $7,537.50 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime IncomeSM Advantage rider.


Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The Death Benefit calculation for certain Death Benefit options in effect prior to the Annuity Commencement Date may change for Contractowners with an active Lincoln Lifetime IncomeSM Advantage. Certain Death Benefit options provide that all withdrawals reduce the Death Benefit in the same proportion that the withdrawals reduce the Contract Value. If you elect Lincoln Lifetime IncomeSM Advantage, withdrawals less than or equal to the Maximum Annual Withdrawal amount, after age 591/2 for the single life option or age 65 for joint life option, will reduce the sum of all Purchase Payments option of the Death Benefit on a dollar for dollar basis. This applies to the sum of all Purchase Payments alternative of the Enhanced Guaranteed Minimum Death Benefit or the Estate Enhancement Benefit, whichever is in effect. See The Contracts - Death Benefits. Any Excess Withdrawals and all withdrawals prior to age 591/2 for single life or age 65 for joint life will reduce the sum of all Purchase Payments in the same proportion that the withdrawals reduced the Contract Value under any Death Benefit option in which proportionate withdrawals are in effect. This change has no impact on Death Benefit options in which all withdrawals reduce the Death Benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract.

The following example demonstrates how a withdrawal will reduce the Death Benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and Lincoln Lifetime IncomeSM Advantage are in effect when the Contractowner dies. Note that this calculation applies only to the sum of all Purchase Payments calculation and not for purposes of reducing the highest anniversary Contract Value under the EGMDB:

Contract Value before withdrawal $80,000


Maximum Annual Withdrawal Amount $5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:


     a) Contract Value $80,000

     b) Sum of Purchase Payments $100,000

     c) Highest anniversary Contract Value $150,000

Withdrawal of $9,000 will impact the Death Benefit calculations as follows:


     a) $80,000 - $9,000 = $71,000 (Reduction $9,000)

     b) $100,000 - $5,000 = $95,000 (dollar for dollar reduction of Maximum Annual Withdrawal amount)
     $95,000 - $5,067 = $89,933 [$95,000 times ($4,000/$75,000) = $5,067] Pro rata reduction of Excess Withdrawal. Total reduction = $10,067.


   c) $150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875]
     The entire $9,000 withdrawal reduces the Death Benefit option pro rata. Total reduction = $16,875.

Item c) provides the largest Death Benefit of $133,125.


Lincoln Lifetime IncomeSM Advantage is no longer available for purchase.


Lincoln SmartSecurity (Reg. TM) Advantage


The Lincoln SmartSecurity (Reg. TM) Advantage is a rider that is available for purchase with your variable annuity contract. This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent

Purchase Payments, step-ups and withdrawals in accordance with the provisions set forth below. There are two options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up):

     Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up or

     Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up

Beginning on January 16, 2009, the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option is no longer available for purchase. Beginning on May 20, 2013, the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will no longer be available for purchase. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value, if higher, on each Benefit Year anniversary through the 10th anniversary. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, the Contractowner can also initiate additional 10-year periods of automatic step-ups.

You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse. These options are discussed below in detail.

By purchasing this rider, you will be limited in how much you can invest in certain Subaccounts. See The Contracts - Investment Requirements. We offer other optional riders available for purchase with variable annuity contracts. These riders, which are fully discussed in this prospectus, provide different methods to take income from your Contract Value and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. In particular, before you elect Lincoln SmartSecurity (Reg. TM) Advantage, you may want to compare it to Lincoln Lifetime IncomeSM Advantage 2.0, which provides minimum guaranteed, periodic withdrawals for life.

If the benefit is elected at contract issue, then the rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our Home Office), the rider will be effective on the next Valuation Date following approval by us.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step-up the Guaranteed Amount (this does not include automatic annual step-ups within a 10-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial Purchase Payment . If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration the combined guaranteed amounts under the Living Benefit riders of all Lincoln Life contracts (or contracts issued by our affiliates) owned by you (or on which you or your spouse, if joint owner, are the Annuitant).

Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.


Each withdrawal reduces the Guaranteed Amount as discussed below.


Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments and step-ups are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.

Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the 10th Benefit Year if:

     a. the Contractowner or joint owner is still living; and

   b. the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including surrender charges and market value adjustments), the rider charge and account fee plus any Purchase Payments made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.

After the 10th Benefit Year anniversary, you may initiate another 10-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

     a. each Contractowner and Annuitant is under age 81; and

     b. the Contractowner or joint owner is still living.


If you choose, we will administer this election for you automatically, so that a new 10-year period of step-ups will begin at the end of each prior 10-year step-up period.


Following is an example of how the step-ups work in the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):





                                              Contract   Guaranteed
                                                Value      Amount
                                             ---------- -----------
      Initial Purchase Payment $50,000......  $50,000     $50,000
      1st Benefit Year anniversary..........  $54,000     $54,000
      2nd Benefit Year anniversary..........  $53,900     $54,000
      3rd Benefit Year anniversary..........  $57,000     $57,000



Annual step-ups, if the conditions are met, will continue until (and including) the 10th Benefit Year anniversary. If you had elected to have the next 10-year period of step-ups begin automatically after the prior 10-year period, annual step-ups, if conditions are met, will continue beginning on the 11th Benefit Year anniversary.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.

Under both the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date after we receive your request and a new Benefit Year will begin. Purchase Payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.

A Contractowner elected step-up (including Contractowner step-ups that we administer for you to begin a new 10-year step-up period) may cause a change in the percentage charge for this benefit. There is no change in the percentage charge when automatic, annual step-ups occur during a 10-year period. See Charges and Other Deductions - Rider Charges - Lincoln SmartSecurity (Reg. TM) Advantage Charge.


Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.

On the effective date of the rider, the Maximum Annual Withdrawal amount is:
 o 7% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and
 o 5% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option.


If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Purchase Payments. For example, if the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:


     a. the Maximum Annual Withdrawal amount immediately prior to the step-up;
or

     b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:

     1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

     2. the Maximum Annual Withdrawal amount will remain the same.

Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges or the market value adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the

Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this Contract Value. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.


When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:


     1. The Guaranteed Amount is reduced to the lesser of:

  o the Contract Value immediately following the withdrawal, or

  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

     2. The Maximum Annual Withdrawal amount will be the least of:
  o the Maximum Annual Withdrawal amount immediately prior to the withdrawal;
    or
  o the greater of:
   o 7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or

   o 7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or

  o the new Guaranteed Amount.

The following example of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 withdrawal caused a $32,000 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650


The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000
- $7,000 = $78,000).


The Maximum Annual Withdrawal amount was reduced to the least of:

     1) Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
     2) The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the contract value following the withdrawal ($2,650); or
     3) The new Guaranteed Amount ($53,000).

The least of these three items is $2,650.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.


Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to surrender charges (to the extent that total withdrawals exceed the free amount of withdrawals allowed during a Contract Year) and a Market Value Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Market Value Adjustment calculation.

Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up single or joint life options and not the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or the prior version of the Lincoln

SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (if you purchase the single life option) or for the lifetimes of you (Contractowner) and your spouse (if the joint life option is purchased), as long as:


     1) No withdrawals are made before you (and your spouse if a joint life) are age 65; and

     2) An Excess Withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.

If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.

If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:


   1) If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or

   2) The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:

     a. the Contractowner (and spouse if applicable) is age 65;

 b. the contract is currently within a 10-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new 10-year automatic step-up period) (the Contractowner must be eligible to elect a step-up; i.e., all Contractowners and the Annuitant must be alive and under age 81); and


     c. you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.

As an example of these two situations, if you purchased the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up single life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a 10-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless Excess Withdrawals are made.

The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.


All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.


Guaranteed Amount Annuity Payout Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payout Option is available.


The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.

If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.

Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the single life under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up - single life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount; and 3) the cost of the single life option.

Upon the first death under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up - joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the single life option is less than the cost of the joint life option.

If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up.

If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity (Reg. TM) Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity (Reg. TM) Advantage equal to his or her share of the Death Benefit.

Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if the Contractowner is under age 81) at the current rider charge for new sales of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.

After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.

Termination. After the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. Lincoln SmartSecurity (Reg. TM) Advantage will automatically terminate:

 o on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
 o upon the election of i4LIFE (Reg. TM) Advantage;

 o if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;

 o upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
 o when a withdrawal in excess of the Maximum Annual Withdrawal amount reduces the Guaranteed Amount to zero; or
 o upon termination of the underlying annuity contract.


The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.

If you terminate the rider, you must wait one year before you can purchase Lincoln Lifetime IncomeSM Advantage 2.0 or any other Living Benefit we are offering in the future.

i4LIFE (Reg. TM) Advantage Option. Contractowners with an active Lincoln SmartSecurity (Reg. TM) Advantage who decide to terminate the Lincoln SmartSecurity (Reg. TM) Advantage rider and purchase i4LIFE (Reg. TM) Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage terms and charge in effect at the time of the i4LIFE (Reg. TM) Advantage election (i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is not available). Contractowners may consider this if i4LIFE (Reg. TM) Advantage will provide a higher payout amount, among other reasons. There are many factors to consider when making this decision, including the cost of the riders, the payout amounts and applicable guarantees. You should discuss this decision with your registered representative. See The Contracts - Living Benefit Riders - i4LIFE (Reg. TM) Advantage.


4LATER (Reg. TM) Advantage Protected Funds

4LATER (Reg. TM) Advantage Protected Funds is a rider that provides an Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of the i4LIFE (Reg. TM) Advantage rider. If you elect 4LATER (Reg. TM) Advantage Protected Funds, you must later elect the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds feature under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4) to receive a benefit from 4LATER (Reg. TM) Advantage Protected Funds. You will be subject to certain Investment Requirements in which your Contract Value must be allocated among specified Subaccounts. See The Contracts - Investment Requirements.

Income Base. The Income Base is an amount used to calculate the Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds at a later date. The Income Base is not available to you as a lump sum withdrawal or as a Death Benefit. The initial Income Base varies based on when you elect the rider. If you elect the 4LATER (Reg. TM) Advantage Protected Funds at the time you purchase the contract, the Income Base will be equal to the initial Purchase Payment . If you elect the rider after you have purchased the contract, the initial Income Base will equal the Contract Value on the effective date of 4LATER (Reg. TM) Advantage Protected Funds. The maximum Income Base is $10,000,000. The maximum takes into consideration the total guaranteed amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life, if joint life option) are the covered lives.

Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments (not to exceed the maximum Income Base). For example, an additional Purchase Payment of $10,000 will increase the Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the charge for 4LATER (Reg. TM) Advantage Protected Funds will change to the then current charge in effect on the next Benefit Year anniversary. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.

Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal.

The following example demonstrates the impact of a withdrawal on the Income Base and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Income Base.

Prior to the withdrawal:
Contract Value = $112,000

Income Base = $125,500


After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Income Base is also reduced by 10%, the same proportion that the withdrawal reduced the Contract Value ($11,200 - $112,000)

Contract Value = $100,800 ($112,000 - $11,200)
Income Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 =
$112,950)

In a declining market, withdrawals may significantly reduce your Income Base. If the Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the contract will terminate.

Automatic Annual Step-up. The Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:

     a. the Annuitant (single life option), or the Secondary Life (joint life option) are still living and under age 86; and

   b. the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the rider charge and account fee), plus any Purchase Payments made on that date is equal to or greater than the Income Base after the 5% Enhancement (if any).


The Automatic Annual Step-up is available even in years in which a withdrawal has occurred.


5% Enhancement. On each Benefit Year anniversary, the Income Base, minus Purchase Payments received in that year, will be increased by 5% if:

     a. the Annuitant (as well as the Secondary Life if the joint life option is in effect) are under age 86; and


     b. if there were no withdrawals in that year; and

     c. the rider is within the Enhancement Period described below.


The Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the 5% Enhancements will terminate at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any new Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base. However, any new Purchase Payment must be invested in the contract for at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any new Purchase Payments made within the first 90 days after the effective date of 4LATER (Reg. TM) Advantage Protected Funds will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.

If you decline the Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the 4LATER (Reg. TM) Advantage Protected Funds charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year. In order to be eligible to receive further 5% Enhancements the Annuitant (single life option), or the Secondary Life (joint life option) must still be living and be under age 86.

Note: The 5% Enhancement is not available in any year there is a withdrawal from Contract Value. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.


The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):


Initial Purchase Payment = $100,000; Income Base = $100,000

Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000

Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000

On the first Benefit Year anniversary, the Income Base will not be less than $130,750 ($115,000 times 1.05%=$120,750 plus $10,000). The $10,000 Purchase
Payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.


As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement. If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10,000,000.

You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.


The following is an example of how the Automatic Annual Step-ups and the 5% Enhancement affect the Income Base and the potential for the charge to increase or decrease (assuming there have been no withdrawals or new Purchase Payments ):

                                                                                Potential for
                                    Contract   Income Base with                    Charge
                                      Value     5% Enhancement    Income Base     to Change
                                   ---------- ------------------ ------------- --------------
Initial Purchase Payment $50,000 .  $50,000          N/A            $50,000         N/A
1st Benefit Year anniversary......  $54,000         $52,500         $54,000         Yes
2nd Benefit Year anniversary......  $53,900         $56,700         $56,700          No
3rd Benefit Year anniversary......  $56,000         $59,535         $59,535          No
4th Benefit Year anniversary......  $64,000         $62,512         $64,000         Yes



On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10,000,000.

Death Prior to the Annuity Commencement Date. 4LATER (Reg. TM) Advantage Protected Funds has no provision for a payout of the Income Base or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of the 4LATER (Reg. TM) Advantage Protected Funds does not impact the Death Benefit options available for purchase with your annuity contract. Generally all Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as amended. See The Contracts - Death Benefit.

If the Contractowner is not also named as the Annuitant or the Secondary Life, upon the first death of the Annuitant or Secondary Life, the 4LATER (Reg. TM) Advantage Protected Funds rider will continue. Upon the second death of either the Annuitant or Secondary Life, 4LATER (Reg. TM) Advantage Protected Funds will terminate.

Upon the death of the Contractowner, the 4LATER (Reg. TM) Advantage Protected Funds rider will continue only if either Annuitant or the Secondary Life becomes the new Contractowner and payments under i4LIFE (Reg. TM) Advantage begin within one year after the death of the Contractowner.

Eligibility. To purchase 4LATER (Reg. TM) Advantage Protected Funds, the Annuitant and Secondary Life must be age 85 or younger.


4LATER (Reg. TM) Advantage Protected Funds is not available for purchase with qualified contracts. 4LATER (Reg. TM) Advantage Protected Funds is designed primarily for purchasers of non-qualified contracts with joint life benefits where the Secondary Life is not a spouse. If you are eligible to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds and you purchase joint life benefits where Secondary Life is a spouse, Lincoln Lifetime IncomeSM Advantage
2.0 Protected Funds generally offers better benefits for the same charge. Please see Living Benefits Riders - Lincoln Lifetime IncomeSM Advantage 2.0, for more information about Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds.

Contractowners with an active 4LATER (Reg. TM) Advantage that wish to terminate 4LATER (Reg. TM) Advantage and elect 4LATER (Reg. TM) Advantage Protected Funds will have a transition period of 30 days prior to or after the first anniversary that 4LATER (Reg. TM) Advantage became effective (and after 4LATER (Reg. TM) Advantage Protected Funds becomes available in your state) to terminate 4LATER (Reg. TM) Advantage and elect 4LATER (Reg. TM) Advantage Protected Funds. Outside of the transition period, you must first terminate 4LATER (Reg. TM) Advantage (subject to the termination rules) before you will be able to elect 4LATER (Reg. TM) Advantage Protected Funds. See the 4LATER (Reg. TM) Advantage Termination section of this prospectus for further information about the termination rules. In all cases, by terminating any existing Living Benefit rider, you will no longer be entitled to any of the benefits that have accrued under that rider.


Termination. After the 5th anniversary of the effective date of the 4LATER (Reg. TM) Advantage Protected Funds rider, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. 4LATER (Reg. TM) Advantage Protected Funds will automatically terminate:

 o on the Annuity Commencement Date; or

 o if the Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral; or
 o upon the second death of either the Annuitant or Secondary Life; or

 o when the Income Base is reduced to zero due to withdrawals; or

 o the last day that you can elect i4LIFE (Reg. TM) Advantage (age 85 for qualified contracts and age 99 for non-qualified contracts); or

 o upon termination of the underlying contract.


If you terminate this rider, you must wait at least one year before you can re-elect it or any other Living Benefit we offer in the future.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds for purchasers who previously purchased 4LATER (Reg. TM) Advantage Protected Funds. Contractowners with an active 4LATER (Reg. TM) Advantage Protected Funds will purchase i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds at the terms in effect when the Contractowner purchased 4LATER (Reg. TM) Advantage Protected Funds rider.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is a feature under i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds provides for periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period), a Death Benefit during the Access Period, and a minimum payout floor, called the Guaranteed Income Benefit. You will be required to adhere to certain Investment Requirements during the time you own i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds. See Living Benefit Riders - i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for more information.


Once you elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds, you can use the greater of the Income Base under 4LATER (Reg. TM) Advantage Protected Funds or Account Value to establish the Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds. This decision must be made by the maximum age to elect i4LIFE (Reg. TM) Advantage, which is age 95. Purchasers of 4LATER (Reg. TM) Advantage Protected Funds who have waited until after the 5th Benefit Year anniversary may elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit until age 99.

If you elected the 4LATER (Reg. TM) Advantage Protected Funds joint life option, you must purchase i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds joint life option.

Contractowners who elect 4LATER (Reg. TM) Advantage Protected Funds are guaranteed the ability in the future to elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds even if it is no longer available for sale. They are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those at the time they elected 4LATER (Reg. TM) Advantage Protected Funds. The minimum length of the i4LIFE (Reg. TM) Advantage Access Period will vary based upon when you purchased your 4LATER (Reg. TM) Advantage Protected Funds rider and how long the rider was in effect before you decided to purchase i4LIFE (Reg.
TM) Advantage. These requirements are specifically listed in the i4LIFE (Reg.
TM) Advantage Guaranteed Income Benefit section of this prospectus under Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments.


The Contractowner must elect the levelized option for Regular Income Payments. While i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.

You should consider electing i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds when you are ready to immediately start receiving i4LIFE (Reg. TM) Advantage payments. Payments from a nonqualified contract that a person receives under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds are treated as "amounts received as an annuity" under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an "exclusion ratio" as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of Purchase Payments.



i4LIFE (Reg. TM) Advantage


i4LIFE (Reg. TM) Advantage (the Variable Annuity Payout Option rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit or the 4LATER (Reg. TM) Guaranteed Income Benefit (described below) for an additional charge. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charges.

i4LIFE (Reg. TM) Advantage is an Annuity Payout option that provides you with variable, periodic Regular Income Payments for life subject to certain conditions. These payouts are made during two time periods: an Access Period and a Lifetime Income Period. During the Access Period, you have access to your Account Value, which means you may surrender the contract, make withdrawals, and have a Death Benefit. During the Lifetime Income Period, you no longer have access to your Account Value. You choose the length of the Access Period when you select i4LIFE (Reg. TM) Advantage; the Lifetime Income Period begins immediately after the Access Period ends and continues until your death (or the death of a Secondary Life, if later). i4LIFE (Reg. TM) Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE (Reg.
TM) Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your Regular Income Payments. You choose when you want to receive your first Regular Income Payment and the frequency with which you will receive Regular Income Payments. The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving the Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. Regular Income Payments must begin within one year of the date you elect i4LIFE (Reg.
TM) Advantage. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. This option is available on non-qualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). This option is subject to a charge while the i4LIFE (Reg. TM) Advantage is in effect computed daily on the Account Value. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charges.

i4LIFE (Reg. TM) Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option under this contract is elected by sending a written request to our Home Office. When you elect i4LIFE (Reg. TM) Advantage, you must choose the Annuitant, Secondary Life, if applicable, and make several choices about your Regular Income Payments. The Annuitant and Secondary Life may not be changed after i4LIFE (Reg. TM) Advantage is elected. For qualified contracts the Secondary Life must be the spouse. See i4LIFE (Reg.
TM) Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE (Reg. TM) Advantage election.

i4LIFE (Reg. TM) Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 591/2 or older at the time the option is elected. i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on non-qualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless the 4LATER (Reg. TM) Advantage Guaranteed Income Benefit or i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a non-qualified annuity contract.

If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The Contracts - Transfers on or before the Annuity Commencement Date.

When you elect i4LIFE (Reg. TM) Advantage, the Death Benefit option that you had previously elected will become the Death Benefit under i4LIFE (Reg. TM) Advantage, unless you elect a less expensive Death Benefit option. If you had previously elected an EEB Death Benefit or a 5% Step-up Death Benefit, you must elect a new Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE (Reg. TM) Advantage began (if premium taxes have been deducted from the Contract Value). See The Contracts - i4LIFE (Reg. TM) Advantage Death Benefits.

Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins on the Periodic Income Commencement Date. The Access Period is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). This is called the Lifetime Income Period. During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.



We will establish the minimum (currently 5 years) and maximum (currently the length of time between your current age and age 115 for non-qualified contracts or to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. Additional restrictions may apply if you are under age 591/2 when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE (Reg. TM) Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See The Contracts - Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.


Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE (Reg. TM) Advantage is effective (or your initial Purchase Payment if i4LIFE (Reg. TM) Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made and any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.

Regular Income Payments during the Access Period. i4LIFE (Reg. TM) Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE (Reg. TM) Advantage, you will have to choose the date you will receive the initial Regular Income Payment. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. Regular Income Payments must begin within one year of the date you elect i4LIFE (Reg.
TM) Advantage. You also select when the Access Period ends and when the Lifetime Income Period begins. You must also select the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your Regular Income Payments.


If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have Regular Income Payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, 5%, or 6% may be available. The higher the assumed investment return you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. You also choose the length of the Access Period. At this time, changes can only be made on Periodic Income Commencement Date anniversaries.


Regular Income Payments are not subject to any surrender charges or applicable Market Value Adjustments. See Charges and other deductions. For information regarding income tax consequences of Regular Income Payments, see Federal tax matters.

The amount of the initial Regular Income Payment is determined on the Periodic Income Commencement Date by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:
  o the age and sex of the Annuitant and Secondary Life, if applicable;

  o the length of the Access Period selected;
  o the frequency of the Regular Income Payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.


The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit of the entire Account Value will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit of the full Account Value was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.

The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the Regular Income Payment will decrease by approximately 3%.


Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be reduced in the same proportion that withdrawals reduce the Account Value.


For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment.

For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE (Reg. TM) Advantage (and the Guaranteed Income Benefit if applicable) will terminate.

Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, assumed investment return and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
  o the age and sex of the Annuitant and Secondary Life (if living);

  o the frequency of the Regular Income Payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.


The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln

Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of Annuity Units.

Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.

During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.



i4LIFE (Reg. TM) Advantage Death Benefits


i4LIFE (Reg. TM) Advantage Account Value Death Benefit. The i4LIFE (Reg. TM) Advantage Account Value Death Benefit is available during the Access Period. This Death Benefit is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.


i4LIFE (Reg. TM) Advantage EGMDB. The i4LIFE (Reg. TM) Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:

  o the Account Value as of the Valuation Date on which we approve the payment of the claim; or
  o the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals, if any. Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, and other withdrawals, if any, reduce the Death Benefit on a dollar for dollar basis.

References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage; or
  o the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments and withdrawals are deducted on a dollar for dollar basis.

If your contract has the ABE Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement) specified in your contract benefit data pages as applicable on the date of death, this Enhancement Amount will be added to the sum of the Purchase Payments, but will be reduced by the Regular Income Payments and withdrawals on either a dollar for dollar basis or in the same proportion that the Regular Income Payment or withdrawal reduced the Contract Value or Account Value, depending on the terms of your contract.

We will look at the Contract Value before i4LIFE (Reg. TM) Advantage and the Account Value after the i4LIFE (Reg. TM) Advantage election to determine the highest anniversary value.

All references to withdrawals include deductions for any applicable charges associated with that withdrawal (surrender charges for example) and premium taxes, if any.

Contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Account Value Death Benefit. We will effect the change in Death Benefit on the Valuation Date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage EGMDB.

General Death Benefit Provisions. For all Death Benefit options, following the Access Period, there is no Death Benefit. The Death Benefits also terminate when the Account Value equals zero, because the Access Period terminates.

If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE (Reg. TM) Advantage Account Value Death Benefit.

For non-qualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.

If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. A spouse Beneficiary may start a new i4LIFE (Reg. TM) Advantage program.

If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:


1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).


Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.

Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Accumulated Benefit Enhancement (ABESM) (Non-qualified contracts only). This benefit is no longer available to contract purchasers after November 1, 2005. We provide to eligible Contractowners of non-qualified i4LIFE (Reg. TM) Advantage contracts only an ABE Enhancement Amount, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Enhancement Amount if:
 o you are purchasing i4LIFE (Reg. TM) Advantage with the EGMDB Death Benefit;

 o you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with us to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;
 o the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require our approval);


 o all Contractowners, joint owners and Annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; or
 o the Contractowners, joint owners and Annuitants of this contract must have been owner(s) or Annuitants of the prior contract(s).

Upon the death of any Contractowner, joint owner or Annuitant, the ABE Enhancement Amount will be payable in accordance with the terms of the i4LIFE (Reg. TM) Advantage EGMDB Death Benefit. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount is available.

The ABE Enhancement Amount is equal to the excess of the prior contract's documented Death Benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's Death Benefit equal to the lesser of:

 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.


In addition, if the actual cash surrender value we receive is less than 95% of the documented cash value from the prior insurance company, the prior contract's Death Benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Enhancement Amount to be effective, documentation of the Death Benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.


If more than one annuity contract is exchanged to a contract with us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.


Upon the death of any Contractowner or joint owner who was not a Contractowner on the effective date of the i4LIFE (Reg. TM) Advantage EGMDB Death Benefit, the ABE Enhancement Amount will be equal to zero (unless the change occurred because of the death of a Contractowner or joint owner). If any Contractowner or joint owner is changed due to a death and the new Contractowner or joint owner is age 76 or older when added to the contract, then the ABE Enhancement Amount for this new Contractowner or joint owner will be equal to zero.

The ABE Enhancement Amount will terminate on the Valuation Date the i4LIFE (Reg. TM) Advantage EGMDB Death Benefit option of the contract is changed or terminated.

It is important to realize that even with the ABE Enhancement Amount, your Death Benefit will in many cases be less than the Death Benefit from your prior company. This is always true in the first year, when only 75% of the ABE Enhancement Amount is available.

Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage


A Guaranteed Income Benefit (version 4) is available for purchase when you elect i4LIFE (Reg. TM) Advantage which ensures that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is an optional feature available for purchase that provides a higher Guaranteed Income Benefit percentage if you adhere to certain Investment Requirements. See Investment Requirements in this prospectus for more information about the Investment Requirements applicable to i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds. You will be subject to Investment Requirements applicable to i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds for the entire time you own this rider. Failure to comply with the Investment Requirements will result in the termination of i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4). See i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit - Termination for more information. All of the other terms and conditions of i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4) continue to apply to i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds.

As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity (Reg. TM) Advantage, Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage 2.0 (withdrawal benefit riders) or 4LATER (Reg. TM) Advantage Protected Funds prior to electing i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit (Annuity Payout rider). Refer to the 4LATER (Reg. TM) Advantage section of this prospectus for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit.

Additional Purchase Payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain Subaccounts. See the Contracts - Investment Requirements. The version of the Guaranteed Income Benefit, the date that you purchased it, and/or whether you previously owned Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage will determine which Investment Requirement option applies to you.

There is no guarantee that the i4LIFE (Reg. TM) Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit riders. However, a Contractowner with the Lincoln Lifetime IncomeSM Advantage or the Lincoln Lifetime IncomeSM Advantage 2.0 (including Lincoln Lifetime IncomeSM Advantage
2.0 Protected Funds) who decides to drop Lincoln Lifetime IncomeSM Advantage or the Lincoln Lifetime IncomeSM Advantage 2.0 to purchase i4LIFE (Reg. TM) Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage or the Lincoln Lifetime IncomeSM Advantage 2.0 rider.


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, if available, is elected when you elect i4LIFE (Reg. TM) Advantage or during the Access Period, if still available for election, subject to terms and conditions at that time. You may choose not to purchase the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit at the time you purchase i4LIFE (Reg. TM) Advantage by indicating that you do not want the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE (Reg. TM) Advantage. If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity (Reg.
TM) Advantage or the Lincoln Lifetime IncomeSM Advantage riders or the Income Base from the Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE (Reg. TM) Advantage.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. See i4LIFE (Reg. TM) Advantage - General i4LIFE (Reg. TM) Provisions for an example.


There are four versions of the Guaranteed Income Benefit. Guaranteed Income Benefit (version 1) is no longer available for election. Guaranteed Income Benefit (version 2 and version 3) may only be elected if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect these versions. Guaranteed Income Benefit (version 4) is the only version of the Guaranteed Income Benefit currently available for election unless you are guaranteed the right to elect a prior version pursuant to the terms of your Living Benefit rider. Contractowners with Lincoln Lifetime IncomeSM Advantage
2.0 Protected Funds or 4LATER (Reg. TM) Advantage Protected Funds who wish to elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) must elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds. Please refer to your Living Benefit rider regarding the availability of prior versions of Guaranteed Income Benefit.

Guaranteed Income Benefit (version 4). For Guaranteed Income Benefit (version
4) the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount as applicable), based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the applicable table below. Lincoln SmartSecurity (Reg. TM) Advantage purchasers use the date of the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit election to determine the table applicable to their contracts. (i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is not available to Lincoln SmartSecurity (Reg. TM) Advantage purchasers.)

 Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds elections or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0
Protected Funds or 4LATER (Reg. TM) Advantage Protected Funds on
                            or after May 20, 2013.





              Single Life Option                                  Joint Life Option
-----------------------------------------------    -----------------------------------------------
                                                            Age
                         Percentage of Account      (younger of you and      Percentage of Account
         Age             Value or Income Base*       your spouse's age)      Value or Income Base*
--------------------    -----------------------    ---------------------    ----------------------
    Under age 40                2.50%                  Under age 40                 2.50%
       40 - 54                  3.00%                    40 - 54                    3.00%
  55 - under 591/2              3.50%                55 - under 591/2               3.50%
     591/2 - 64                 4.00%                   591/2 - 69                  4.00%
       65 - 69                  4.50%                    70 - 74                    4.50%
       70 - 79                  5.00%                    75 - 79                    5.00%
         80+                    5.50%                      80+                      5.50%



* Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider's effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER (Reg. TM) Advantage Protected Funds may use any remaining Income Base to establish the initial Guaranteed Income Benefit.


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit elections or for purchasers


     of Lincoln Lifetime IncomeSM Advantage 2.0 on or after May 20, 2013.





              Single Life Option                                  Joint Life Option
-----------------------------------------------    -----------------------------------------------
                         Percentage of Account              Age              Percentage of Account
                         Value, Income Base or      (younger of you and      Value, Income Base or
         Age               Guaranteed Amount*        your spouse's age)       Guaranteed Amount*
--------------------    -----------------------    ---------------------    ----------------------
    Under age 40                2.00%                  Under age 40                 2.00%
       40 - 54                  2.50%                    40 - 54                    2.50%
  55 - under 591/2              3.00%                55 - under 591/2               3.00%
     591/2 - 64                 3.50%                   591/2 - 69                  3.50%
       65 - 69                  4.00%                    70 - 74                    4.00%
       70 - 74                  4.50%                      75+                      4.50%
         75+                    5.00%



* Purchasers of Lincoln SmartSecurity (Reg. TM) Advantage (regardless of the rider effective date) may use remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds between April 2, 2012 and May 19, 2013, or 4LATER (Reg. TM) Advantage Protected Funds between July 16, 2012 and May 19, 2013.





 Single & Joint Life Option*      Single & Joint Life Option*
-----------------------------    ----------------------------
                                         Percentage of
                                         Account Value
             Age                       or Income Base**
-----------------------------    ----------------------------
         Under age 40                       2.50%
           40 - 54                          3.00%
       55 - under 591/2                     3.50%
          591/2 - 64                        4.00%
           65 - 69                          4.50%
           70 - 79                          5.00%
             80+                            5.50%




* If joint life option is in effect, the younger of you and your spouse's age applies.

** Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider's effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER (Reg. TM) Advantage Protected Funds may use any remaining Income Base to establish the initial Guaranteed Income Benefit.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime
IncomeSM Advantage 2.0 between April 2, 2012 and May 19, 2013.






 Single & Joint Life Option*      Single & Joint Life Option*
-----------------------------    ----------------------------
                                     Percentage of Account
                                     Value, Income Base or
             Age                      Guaranteed Amount**
-----------------------------    ----------------------------
         Under age 40                       2.00%
           40 - 54                          2.50%
       55 - under 591/2                     3.00%
          591/2 - 64                        3.50%
           65 - 69                          4.00%
           70 - 74                          4.50%
             75+                            5.00%




* If joint life option is in effect, the younger of you and your spouse's age applies.

** Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit elections prior to May 21, 2012, or for purchasers of Lincoln Lifetime
                IncomeSM Advantage 2.0 prior to April 2, 2012.





 Single & Joint Life Option*      Single & Joint Life Option*
-----------------------------    ----------------------------
                                     Percentage of Account
                                     Value, Income Base or
             Age                      Guaranteed Amount**
-----------------------------    ----------------------------
         Under age 40                       2.50%
           40 - 54                          3.00%
       55 - under 591/2                     3.50%
          591/2 - 64                        4.00%
           65 - 69                          4.50%
           70 - 79                          5.00%
             80+                            5.50%




* If joint life option is in effect, the younger of you and your spouse's age applies.

** Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.




If the amount of your i4LIFE (Reg. TM) Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment.) (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.


The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:

    i4LIFE (Reg. TM) Account Value before market decline............    $135,000
    i4LIFE (Reg. TM) Account Value after market decline.............    $100,000
    Guaranteed Income Benefit.......................................    $    810
    Regular Income Payment after market decline.....................    $    769
    Account Value after market decline and Guaranteed Income Benefit
    payment.........................................................    $ 99,190



The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.

The Guaranteed Income Benefit (version 4) will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For non-qualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the Valuation Date of the first periodic income payment of each calendar year. The first step-up is the Valuation Date of the first periodic income payment in the next calendar year following the Periodic Income Commencement Date.

The following example illustrates how the initial Guaranteed Income Benefit (version 4) is calculated for a 60-year old Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 3.5% for a 60-year old (single life) per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for i4LIFE (Reg. TM) Advantage Elections on or after May 20, 2013, table above. The example also assumes that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See The Contracts - i4LIFE (Reg. TM) Advantage - Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.






8/1/2013 Amount of initial Regular Income Payment...............................  $  4,801
8/1/2013 Account Value at election of Guaranteed Income Benefit (version 4).....  $100,000
8/1/2013 Initial Guaranteed Income Benefit (3.5% times $100,000 Account Value) .  $  3,500
8/1/2014 Recalculated Regular Income Payment....................................  $  6,000
8/1/2014 Guaranteed Income Benefit after step-up (75% of $6,000) .                $  4,500



The Contractowner's Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.


At the time of a step-up of the Guaranteed Income Benefit the i4LIFE (Reg. TM) Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 2.00%. This means that your charge may change every year. If we automatically administer a new step-up for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date of the step-up. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Step-ups will continue after a request to reverse a step-up. i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in Guaranteed Income Benefit (version 4).


Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after October 6, 2008 to December 31, 2010 or when Guaranteed Income Benefit (version 4) was approved in your state, whichever occurred later (unless version 3 is available for election at any time per the terms of a Living Benefit rider). For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE (Reg. TM) Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.


The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.

At the time of a reset of the step-up period the i4LIFE (Reg. TM) Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every five years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the Periodic Income Commencement Date anniversary. If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to October 6, 2008 (unless version 2 is available for election at any time per the terms of a Living Benefit rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE (Reg. TM) Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.

The Guaranteed Income Benefit will automatically step-up every three years on the Periodic Income Commencement Date anniversary to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.

At the time of a reset of the 15-year step-up period the i4LIFE (Reg. TM) Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every 15 years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the Periodic Income Commencement Date anniversary. If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election.

The next section describes certain guarantees in Living Benefit riders relating to the election of the Guaranteed Income Benefit.


Lincoln Lifetime IncomeSM Advantage 2.0. Contractowners who purchase Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed the ability in the future to purchase i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) even if it is no longer available for sale. They are also guaranteed that the Guaranteed Income Benefit percentages and Access Period requirements will be at least as favorable as those available at the time they purchased Lincoln Lifetime IncomeSM Advantage 2.0. See The Contracts- Living Benefit Riders - Lincoln Lifetime IncomeSM Advantage 2.0.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) in accordance with the terms set out above for i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4). If this decision is made, the Contractowner can use the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or since the rider's effective date (if there has not been an Automatic Annual Step-up) if greater than the Account Value to establish the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) at the terms in effect for purchasers of this rider.

Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. Contractowners who elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds and purchase i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds in accordance with the same terms set out above for i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4). If this decision is made, the Contractowner can use the greater of the Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the Account Value to establish the Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds.

Lincoln SmartSecurity (Reg. TM) Advantage. Contractowners who purchased the Lincoln SmartSecurity (Reg. TM) Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the initial Guaranteed Income Benefit is determined, to calculate the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percentage based on either the Contractowner's age (single life) or the youngest age of either the Contractowner or Secondary Life (if applicable), at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for elections on or after May 20, 2013 table above. In other words, the initial Guaranteed Income Benefit will equal the applicable percentage based on the Contractowner's age multiplied by the remaining Guaranteed Amount (if greater than the Account Value).

The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity (Reg. TM) Advantage or the Income Base from Lincoln Lifetime IncomeSM Advantage 2.0 may be used to calculate the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). The example assumes that on the date that i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) is elected the Contractowner is

70 years of age and has made no withdrawals from the contract. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4.5% for a 70-year old per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for elections on or after May 20, 2013 table above. The example assumes an annual payment mode has been elected.






           Account Value (equals Contract Value on date i4LIFE (Reg. TM) Advantage
    with Guaranteed Income Benefit (version 4) is elected)........................    $100,000
           Guaranteed Amount/Income Base on date i4LIFE (Reg. TM) Advantage with
    Guaranteed Income Benefit (version 4) is elected..............................    $140,000
           Amount of initial Regular Income Payment...............................    $  5,411   per year
           Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed
    Amount/Income Base which is greater than $100,000 Account
    Value)........................................................................    $  6,300



4LATER (Reg. TM) Advantage Protected Funds. Contractowners who elect the 4LATER (Reg. TM) Advantage Protected Funds rider must elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds in accordance with the same terms set out above for i4LIFE (Reg. TM) Advantage Guaranteed Income. When this decision is made, the Contractowner can use the greater of the Income Base under 4LATER (Reg. TM) Advantage Protected Funds or the Account Value under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds to calculate the amount of the initial Guaranteed Income Benefit. All other provisions of i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit apply.

Lincoln Lifetime IncomeSM Advantage. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit (version 2 or version 3 only). The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE (Reg. TM) Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial Regular Income Payment times the remaining Guaranteed Amount divided by the Contract Value, if the Guaranteed Amount is greater than the Contract Value. See the Lincoln Lifetime IncomeSM Advantage - i4LIFE (Reg. TM) Advantage Option section for an example of calculation of the Guaranteed Income Benefit using the purchased Lincoln Lifetime IncomeSM Advantage Guaranteed Amount.

Contractowners who purchased Lincoln Lifetime IncomeSM Advantage may also choose to drop Lincoln Lifetime IncomeSM Advantage to purchase the version of the Guaranteed Income Benefit that is then currently available; however, only the Account Value and not the Guaranteed Amount will be used to establish the Guaranteed Income Benefit. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be equal to the applicable percentage, which is based on the age of either the Contractowner (single life option) or the youngest age of either the Contractowner or Secondary Life (joint life option) at the time the Guaranteed Income Benefit is elected, multiplied by the Account Value. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above.


Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. When you select the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
  o A 4% assumed investment return (AIR) will be used to calculate the Regular Income Payments.

  o The minimum Access Period required for Guaranteed Income Benefit (version
     4) is the longer of 20 years (15 years for versions 2 and 3) or the difference between your age (nearest birthday) and age 100 (age 90 for version 4 prior to May 21, 2012; age 85 for versions 2 and 3). The minimum Access Period required for i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is the longer of 20 years or the difference between your age (nearest birthday) and age 90. We may change this Access Period requirement prior to election of the Guaranteed Income Benefit. Different minimum Access Period requirements apply if you use the greater of the Account Value or Income Base (less amounts paid since the last Automatic Step-up) under Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds or 4LATER (Reg. TM) Advantage Protected Funds to calculate the Guaranteed Income Benefit as set forth below:

                                  Minimum Access Period
                                            Elections of i4LIFE (Reg. TM) Advantage prior
                                                 to the 5th Benefit Year anniversary
 Purchasers of Lincoln Lifetime IncomeSM   Longer of 20 years or the difference
 Advantage 2.0 on or after April 2, 2012   between your age and age 100
 Purchasers of Lincoln Lifetime IncomeSM   Longer of 20 years or the difference
 Advantage 2.0 Protected Funds             between your age and age 90
 Purchasers of 4LATER (Reg. TM) Advantage
 Protected Funds
 Purchasers of Lincoln Lifetime IncomeSM
 Advantage 2.0 prior to April 2, 2012



                                            Elections of i4LIFE (Reg. TM) Advantage on and
                                                after the 5th Benefit Year anniversary
 Purchasers of Lincoln Lifetime IncomeSM   Longer of 20 years or the difference
 Advantage 2.0 on or after April 2, 2012   between your age and age 95
 Purchasers of Lincoln Lifetime IncomeSM   Longer of 15 years or the difference
 Advantage 2.0 Protected Funds             between your age and age 85
 Purchasers of 4LATER (Reg. TM) Advantage
 Protected Funds
 Purchasers of Lincoln Lifetime IncomeSM
 Advantage 2.0 prior to April 2, 2012




  o The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your Regular Income Payment will be reduced. For versions 1, 2 and 3 of Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit in proportion to the reduction in the Regular Income Payment. This reduction of the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit does not apply to Guaranteed Income Benefit (version 4). If you choose to shorten your Access Period, the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATER (Reg. TM) Guaranteed Income Benefit section of this prospectus.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate due to any of the following events:

  o the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
  o a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency; or

  o upon written notice to us; or
  o assignment of the contract; or
  o failure to comply with Investment Requirements.


A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified. However if you used the greater of the Account Value or Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds to establish the Guaranteed Income Benefit any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE (Reg. TM) Advantage election. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE (Reg. TM) Advantage Regular Income Payments will be recalculated. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.

Availability. The Guaranteed Income Benefit (version 4) is available with qualified and nonqualified (IRAs and Roth IRAs) annuity contracts. The Contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected.

Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Market Value Adjustment may apply.


The following example demonstrates the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit payments:

        i4LIFE (Reg. TM) Regular Income Payment before Withdrawal.....    $  1,200
        Guaranteed Income Benefit before Withdrawal...................    $    900
        Account Value at time of Additional Withdrawal................    $150,000
        Additional Withdrawal.........................................    $ 15,000   (a 10% withdrawal)


     Reduction in i4LIFE (Reg. TM) Regular Income Payment for Withdrawal = $1,200 X 10 % = $120
     i4LIFE (Reg. TM) Regular Income Payment after Withdrawal = $1,200 - $120 = $1,080

     Reduction in Guaranteed Income Benefit for Withdrawal = $900 X 10% = $90 Guaranteed Income Benefit after Withdrawal = $900 - $90 = $810


Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Market Value Adjustment may apply.

Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE (Reg. TM) Advantage Death Benefit will terminate and you will receive the EGMDB option. Upon termination, we will stop assessing the charge for i4LIFE (Reg.
TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new Death Benefit option. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE (Reg. TM) Advantage.


For non-qualified contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.


4LATER (Reg. TM) Advantage


4LATER (Reg. TM) Advantage is a rider that is available to protect against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elect 4LATER (Reg. TM) Advantage, you must elect i4LIFE (Reg. TM) Advantage with the 4LATER (Reg. TM) Guaranteed Income Benefit to receive a benefit from 4LATER (Reg. TM) Advantage. Election of these riders may limit how much you can invest in certain Subaccounts. See The Contracts - Investment Requirements. See Charges and Other Deductions for a discussion of the 4LATER (Reg. TM) Advantage charge. This rider is no longer available for sale as of July 16, 2012, or when the 4LATER (Reg. TM) Advantage Protected Funds rider is available in your state, whichever is later. Please check with your registered representative for availability.



4LATER (Reg. TM) Advantage Before Payouts Begin

The following discussion applies to 4LATER (Reg. TM) Advantage during the accumulation phase of your annuity, referred to as 4LATER (Reg. TM). This is prior to the time any payouts begin under i4LIFE (Reg. TM) Advantage with the 4LATER (Reg. TM) Guaranteed Income Benefit.


Income Base. The Income Base is a value established when you purchase 4LATER (Reg. TM) and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a Death Benefit. If you elect 4LATER (Reg. TM) at the time you purchase the contract, the Income Base initially equals the Purchase Payments. If you elect 4LATER (Reg. TM) after we issue the contract, the Income Base will initially equal the Contract Value on the 4LATER (Reg. TM) effective date. Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments . After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.

As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE (Reg. TM) Advantage and establish the 4LATER (Reg. TM) Guaranteed Income Benefit, the Income Base (if higher than the Contract Value) is used in the 4LATER (Reg. TM) Advantage Guaranteed Income Benefit calculation.

Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER (Reg. TM) Effective Date, or on the date of any reset of the Income Base to the Contract Value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for Purchase Payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.

Future Income Base. 4LATER (Reg. TM) provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE (Reg. TM) Advantage is elected, you terminate 4LATER (Reg. TM) or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER (Reg. TM) charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.


Any Purchase Payment made after the 4LATER (Reg. TM) Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the Purchase Payment, plus 15% of that Purchase Payment.



Example:




        Initial Purchase Payment................................    $100,000
        Purchase Payment 60 days later..........................    $ 10,000
                                                                    --------
        Income Base.............................................    $110,000
        Future Income Base (during the 1st Waiting Period)......    $126,500   ($110,000 x 115%)
        Income Base (after 1st Waiting Period)..................    $126,500
        New Future Income Base (during 2nd Waiting Period)......    $145,475   ($126,500 x 115%)


Any Purchase Payments made after the 4LATER (Reg. TM) Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the Purchase Payment plus 15% of that Purchase Payment on a pro-rata basis for the number of full years remaining in the current Waiting Period.



Example:





        Income Base................................................    $100,000
        Purchase Payment in Year 2.................................    $ 10,000
                                                                       --------
        New Income Base............................................    $110,000
        Future Income Base (during 1st Waiting Period-Year 2)......    $125,500   ($100,000 x 115%) +
                                                                                  ($10,000 x 100%) +
                                                                                  ($10,000 x 15% x 1/3)
        Income Base (after 1st Waiting Period).....................    $125,500
        New Future Income Base (during 2nd Waiting Period).........    $144,325   (125,500 x 115%)



Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.

During any subsequent Waiting Periods, if you elect to reset the Income Base to the contract value, the Future Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current Contract Value below.

In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the Contractowner to establish a 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.

Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER (Reg. TM) Effective Date. The Maximum Income Base will be increased by 200% of any additional Purchase Payments. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined guaranteed amounts from any Living Benefit riders under all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.

After a reset to the current Contract Value, the Maximum Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10,000,000.

Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.



Example:

   Income Base.................................  $100,000   Maximum Income Base...................  $200,000
   Purchase Payment in Year 2..................  $ 10,000   Increase to Maximum Income Base.......  $ 20,000
   New Income Base.............................  $110,000   New Maximum Income Base...............  $220,000
   Future Income Base after Purchase Payment...  $125,500   Maximum Income Base...................  $220,000
   Income Base (after 1st Waiting Period)......  $125,500
   Future Income Base (during 2nd Waiting Period)$144,325   Maximum Income Base...................  $220,000
   Contract Value in Year 4....................  $112,000
   Withdrawal of 10%...........................  $ 11,200
   After Withdrawal (10% adjustment)
   Contract Value..............................  $100,800
   Income Base.................................  $112,950
   Future Income Base..........................  $129,892   Maximum Income Base...................  $198,000


Resets of the Income Base to the current Contract Value ("Resets"). You may elect to reset the Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER (Reg. TM) Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the Annuitant must be under age 81. You might consider resetting the Income Base if your Contract Value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the Contract Value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.

This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE (Reg. TM) Advantage, the Annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.

At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us.

We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER (Reg. TM) Effective Date and starting with each anniversary of the 4LATER (Reg. TM) Effective Date after that. If the Contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.

Eligibility. To purchase 4LATER (Reg. TM) Advantage, the Annuitant must be age 80 or younger. If you plan to elect i4LIFE (Reg. TM) Advantage within three years of the issue date of 4LATER (Reg. TM) Advantage, you will not receive the benefit of the Future Income Base. i4LIFE (Reg. TM) Advantage with 4LATER (Reg.
TM) Guaranteed Income Benefit must be elected by age 85 for qualified contracts or age 99 for non-qualified contracts.

4LATER (Reg. TM) Rider Effective Date. If 4LATER (Reg. TM) is elected at contract issue, then it will be effective on the contract's effective date. If 4LATER (Reg. TM) is elected after the contract is issued (by sending a written request to our Home Office), then it will be effective on the next Valuation Date following approval by us.



4LATER (Reg. TM) Guaranteed Income Benefit


When you are ready to elect i4LIFE (Reg. TM) Advantage Regular Income Payments, the greater of the Income Base accumulated under 4LATER (Reg. TM) or the Contract Value will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. The 4LATER (Reg. TM) Guaranteed Income Benefit is a minimum payout floor for your i4LIFE (Reg. TM) Advantage Regular Income Payments. See Charges and Other Deductions for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit charge.

The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1000 and multiplying the result by the rate per $1000 from the Guaranteed Income Benefit Table in your 4LATER (Reg.
TM) rider. If the Contract Value is used to establish the 4LATER (Reg. TM) Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE (Reg. TM) Advantage Regular Income Payment (which is also based on the Contract Value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE (Reg. TM) Advantage Regular Income Payment.

If the amount of your i4LIFE (Reg. TM) Advantage Regular Income Payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) has fallen below the 4LATER (Reg. TM) Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER (Reg. TM) Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER (Reg. TM) Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE (Reg.
TM) Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER (Reg. TM) Guaranteed Income Benefit, we will reduce your i4LIFE (Reg. TM) Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER (Reg. TM) Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account on a pro-rata basis according to your investment allocations.


The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:





    i4LIFE (Reg. TM) Account Value before market decline............    $135,000
    i4LIFE (Reg. TM) Account Value after market decline.............    $100,000
    Guaranteed Income Benefit.......................................    $    810
    Regular Income Payment after market decline.....................    $    769
    Account Value after market decline and Guaranteed Income Benefit
    payment.........................................................    $ 99,190


If your Account Value reaches zero as a result of withdrawals to provide the 4LATER (Reg. TM) Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER (Reg. TM) Guaranteed Income Benefit.


When your Account Value reaches zero, your i4LIFE (Reg. TM) Advantage Access Period will end and the i4LIFE (Reg. TM) Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER (Reg. TM) Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER (Reg. TM) Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE (Reg. TM) Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.


If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER (Reg. TM) Guaranteed Income Benefit, the 4LATER (Reg. TM) Guaranteed Income Benefit will never come into effect.


The 4LATER (Reg. TM) Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER (Reg. TM) Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATER (Reg. TM) Guaranteed Income Benefit will become the current charge up to the guaranteed maximum charge of 1.50% (i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charge). After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred.

Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER (Reg. TM) Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.


Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period. See i4LIFE (Reg. TM) Advantage - Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE (Reg. TM) Advantage Regular Income Payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER (Reg. TM) Guaranteed Income Benefit currently is the longer of 15 years or the difference between your current age (nearest birthday) and age 85. We reserve the right to increase this minimum prior to election of 4LATER (Reg. TM) Advantage, subject to the terms in your rider. (Note: i4LIFE (Reg. TM) Advantage may allow a shorter Access Period if a Guaranteed Income Benefit is not provided.)

If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your Regular Income Payment, your 4LATER (Reg. TM) Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER (Reg. TM) Guaranteed Income Benefit will be adjusted in proportion to the reduction in the Regular Income Payment. If you choose to shorten your Access Period, the 4LATER (Reg. TM) rider will terminate.

When you make your 4LATER (Reg. TM) Guaranteed Income Benefit and i4LIFE (Reg.
TM) Advantage elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE (Reg. TM) Advantage Regular Income Payments. Once you have elected 4LATER (Reg. TM), the assumed investment return rate will not change; however, we may change the required assumed investment return rate in the future for new purchasers only.

The following is an example of what happens when you extend the Access Period:

   Assume:
     i4LIFE (Reg. TM) Advantage remaining Access Period = 10 years Current i4LIFE (Reg. TM) Advantage Regular Income Payment = $6,375 Current 4LATER (Reg. TM) Guaranteed Income Benefit = $5,692

     Extend Access Period 5 years:
     i4LIFE (Reg. TM) Advantage Regular Income Payment after extension = $5,355 Percentage change in i4LIFE (Reg. TM) Advantage Regular Income Payment =
   $5,355 - $6,375 = 84%
     New 4LATER (Reg. TM) Guaranteed Income Benefit = $5,692 x 84% = $4,781

Termination. After the later of the third anniversary of the 4LATER (Reg. TM) rider Effective Date or the most recent Reset, the 4LATER (Reg. TM) rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER (Reg. TM) will automatically terminate upon any of the following events:
 o termination of the contract to which the 4LATER (Reg. TM) rider is attached;

 o the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or
 o the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract; or
 o the last day that you can elect i4LIFE (Reg. TM) Advantage (age 85 for qualified contracts and age 99 for non-qualified contracts).


After the Periodic Income Commencement Date, the 4LATER (Reg. TM) rider will terminate due to any of the following events:

 o the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
 o a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.

A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER (Reg. TM) Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified.

If you terminate 4LATER (Reg. TM) prior to the Periodic Income Commencement Date, you must wait one year before you can re-elect 4LATER (Reg. TM) or purchase the Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage 2.0. If you terminate the 4LATER (Reg. TM) rider on or after the Periodic Income Commencement Date, you cannot re-elect it. You may be able to elect the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, if available, after one year. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.



Annuity Payouts


When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 90th birthday. However, you must elect to receive Annuity Payouts by the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity (Reg. TM) Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payout Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout option. Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 may elect the Guaranteed Annual Income Amount Annuity Payout option.

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.

You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.



Annuity Options


The annuity options outlined below do not apply to Contractowners who have elected i4LIFE (Reg. TM) Advantage, the Maximum Annual Withdrawal Amount Annuity Payout option, the Guaranteed Amount Annuity Payout option, or the Guaranteed Annual Income Amount Annuity Payout option.

Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
 o the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.

The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Home Office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Home Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.

Lincoln SmartIncomeSM Inflation. The Lincoln SmartIncomeSM Inflation Fixed Annuity Payout Option ("Lincoln SmartIncomeSM Inflation") is an Annuity Payout option that provides:
 o Scheduled Payments (the periodic Annuity Payouts under this rider) for the life of the Annuitant and Secondary Life (Secondary Life may also be referred to as joint life), if applicable, that may change each January based on changes in the Consumer Price Index-Urban (CPI). The CPI is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for all Urban Consumers published by the U.S. Bureau of Labor Statistics and is widely used to measure inflation.

 o A Guaranteed Minimum Scheduled Payment.

 o A Death Benefit based on the Reserve Value.

 o A Reserve Value from which additional withdrawals, called Unscheduled Payments, may be taken at any time as long as the Reserve Value is greater than zero and up to the amount of the Reserve Value less any related charges and taxes.


You must wait at least one year from the effective date of the contract to elect Lincoln SmartIncomeSM Inflation. For non-qualified annuities the Annuitant and joint Annuitant must be at least 50 years of age and not older than 85 years of age (50 years and not more than 75 years of age for qualified annuities). The minimum Contract Value that may be credited to this Annuity Payout option is $50,000 and the maximum is $1,000,000.

You may consider electing this Annuity Payout option if you would like an Annuity Payout that may increase or decrease as inflation, as measured by the CPI, increases or decreases. Lincoln SmartIncomeSM Inflation also provides a guaranteed minimum payout, Death Benefits and access to the Reserve Value from which you can take Unscheduled Payments. We offer other fixed Annuity Payout options that have a higher income factor and would result in a higher payment than Lincoln SmartIncomeSM Inflation but do not offer Unscheduled Payments or a Death Benefit. You should carefully consider whether or not Lincoln SmartIncomeSM Inflation is the appropriate choice for you.

All or a portion of your Contract Value may be used to fund the Lincoln SmartIncomeSM Inflation. You may select both Lincoln SmartIncomeSM Inflation and another Annuity Payout option at the same time by allocating less than 100% of your Contract Value to Lincoln SmartIncomeSM Inflation and the remainder to the other Annuity Payout option. If only a portion of your Contract Value is used to fund Lincoln SmartIncomeSM Inflation, the remainder of the Contract Value must be used to fund another Annuity Payout option.


The Lincoln SmartIncomeSM Inflation may not be available for purchase in the future as we reserve the right not to offer it for sale. The availability of Lincoln SmartIncomeSM Inflation will depend upon your state's approval of the contract rider. We also reserve the right to substitute an appropriate index for the CPI, if:

     1. The CPI is discontinued, delayed, or otherwise not available for this use; or

     2. The composition, base or method of calculating the CPI changes so that we deem it inappropriate for use.

If the CPI is discontinued, delayed or otherwise not available, or if the composition, base or method of, calculating the CPI changes so that we deem it inappropriate for use in Lincoln SmartIncomeSM Inflation, we will substitute an appropriate index for the CPI. In the case of a substitution, we will give you written notification at least 30 days in advance of this change, as well as provide you with an amendment to the prospectus. We will attempt to utilize a substitute index generated by the government that is a measure of inflation. We will not substitute an index created by us or one of our affiliates. Upon substitution of the CPI, annuity payment values will be calculated consistent with the formulas currently used but with different index values for calculating the Scheduled Payment and Reserve Value adjustments. If we substitute a different index of the CPI you may cancel the rider per the terms of the termination provisions of rider and may be subject to an Unscheduled Payment charge. See Termination and Unscheduled Payments.

Rider Year and Rider Date. The Rider Date is the effective date of the rider. The Rider Date anniversary is the same calendar day as the Rider Date each calendar year. A Rider Year is each 12-month period starting with the Rider Date and starting each Rider Date anniversary after that.


Scheduled Payment and Guaranteed Minimum Scheduled Payment. Scheduled Payments are Annuity Payouts for the life of the Annuitant (and Secondary Life if applicable).You choose when payments will begin and whether the Scheduled Payment is paid monthly, quarterly, semi-annually or annually. Once the Scheduled Payment frequency is established it cannot be changed. The frequency of the Scheduled Payments will affect the dollar amount of each Scheduled Payment. For example, a more frequent payment schedule will reduce the dollar amount of each Scheduled Payment. The first payment must be at least 30 days after the Rider Date and before the first Rider Date anniversary. The Scheduled Payment will be adjusted either up or down on an annual basis depending on the percentage change of the CPI. Scheduled Payments are also adjusted for Unscheduled Payments, any related Unscheduled Payment charge and any deduction for premium taxes. If adjustments to the Scheduled Payment cause it to be less than the Guaranteed Minimum Scheduled Payment, as adjusted, you will receive the Guaranteed Minimum Scheduled Payment, as adjusted, unless Unscheduled Payments have reduced the Reserved Value to zero, in which case the rider will terminate.


Lincoln SmartIncomeSM Inflation also provides a Guaranteed Minimum Scheduled Payment which is initially equal to the first Scheduled Payment. The Guaranteed Minimum Scheduled Payment may be adjusted for Unscheduled Payments, any related Unscheduled Payment charge and any deductions for premium taxes, but is not adjusted for changes in the CPI. (See further discussion and example of reductions to the Scheduled Payment and Guaranteed Minimum Scheduled Payment for Unscheduled Payment in the Unscheduled Payment section below.)


The initial Scheduled Payment is calculated by multiplying the Contract Value allocated to Lincoln SmartIncomeSM Inflation, reduced for any premium tax, by an income factor. The income factor is based upon:
 o the age and sex of the Annuitant and Secondary Life;

 o the frequency of the Scheduled Payments;
 o the Scheduled Payments start date.


For a given Contractowner with the same characteristics (sex, age, frequency of Annuity Payouts and Annuity Payout start date) the income factor for a fixed lifetime Annuity Payout option would be higher than the income factor for Lincoln SmartIncomeSM Inflation. You may request an illustration of annuity values prior to purchasing Lincoln SmartIncomeSM Inflation which will illustrate the Scheduled Payment and Guaranteed Minimum Scheduled Payment you may expect.

Reserve Value. The Reserve Value is a value we establish to determine the amount available for Unscheduled Payments and the Death Benefit, if any. The initial Reserve Value on the Rider Date is equal to the amount of the Contract Value used to purchase Lincoln SmartIncomeSM Inflation, less any outstanding premium taxes that have not previously been deducted. Each January 1, the Reserve Value will be adjusted either up or down by the percentage change in the CPI during the preceding calendar year, as described below. The Reserve Value is decreased dollar for dollar by any Scheduled or Unscheduled Payments and related Unscheduled Payment charges or any premium taxes. There is no minimum floor to the Reserve Value. If the Reserve Value falls to zero because of Scheduled Payments and/or negative CPI Adjustments (and not due to the deduction of Unscheduled Payments and related Unscheduled

Payment charges and taxes) there will be no more annual adjustments to the Reserve Value and there will be no more Unscheduled Payments or Death Benefit. However, the Scheduled Payments will continue for the life of the Annuitant and Secondary Life, if applicable.


If the deduction of an Unscheduled Payment and related Unscheduled Payment charge reduces the Reserve Value to zero the Lincoln SmartIncomeSM Inflation will terminate.

Adjustment of the Scheduled Payment and Reserve Value. Each January 1st (Adjustment Date) the Scheduled Payment and Reserve Value may be adjusted up or down by the same percentage, which will be the percentage change in the CPI during the preceding calendar year. The CPI is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for all Urban Consumers and is published monthly by the United States Department of Labor, Bureau of Labor Statistics (BLS). The CPI measures over time the average price change paid by urban consumers for consumer goods and services. The CPI is published as a number (CPI Value).You may obtain information regarding the CPI from BLS electronically (www.bls.gov/cpi), through subscriptions to publications, and via telephone and fax, through automated recordings.

The adjustment to the Scheduled Payment and to the Reserve Value each Adjustment Date may be positive or negative, depending upon whether the CPI Value has risen or fallen in the preceding calendar year. A rise in the CPI Value will result in a positive adjustment. A fall in the CPI Value will result in a negative adjustment. The percentage change in the CPI is measured by the change in the CPI Value published each December immediately preceding the Adjustment Date compared to either the initial CPI Value (first adjustment) or the CPI Value published in December two calendar years preceding the Adjustment Date (all subsequent adjustments after the first). The CPI Value published in December is the CPI Value for the month of November. The first adjustment to the Scheduled Payment and Reserve Value will be made on the next Adjustment Date following the Rider Date. For the first adjustment the initial CPI Value will be the CPI Value published in the month preceding the Rider Date. The calculation of the first adjustment percentage will be equal to [(i)/(ii)] where:

     (i) is the CPI Value published in December of the calendar year immediately preceding the Adjustment Date

     (ii) is the initial CPI Value

Following is an example of the calculation of the first adjustment percentage and the first adjustment to the Reserve Value using hypothetical CPI values:




      Initial Reserve Value on Rider Date 4/15/2012......................  $ 150,000
      Initial Scheduled Payment on 4/15/2012.............................  $   8,000
      Initial CPI Value published in March 2012..........................        150
      CPI Value published in December 2012...............................        155
      Adjustment percentage (155/150)....................................   1.033333
      Reserve Value After 1/1/2013 Adjustment ($150,000 x 1.033333) .      $ 155,000
      Scheduled Payment After 1/1/2013 Adjustment ($8,000 x 1.033333) .    $8,266.67


Subsequent adjustments will be calculated on each subsequent Adjustment Date. Subsequent adjustments will be based upon the percentage change in the CPI Value published in December immediately preceding the Adjustment Date compared with the CPI Value published two calendar years prior to the Adjustment Date. Calculations of the adjustment percentage after calculation of the first adjustment percentage will be equal to [(i)/ (ii)] where:

     (i) is the CPI Value published in December of the calendar year immediately preceding the Adjustment Date

     (ii) is the CPI Value published in December two calendar years preceding the Adjustment Date.

If adjustments to the Scheduled Payment cause it to be less than the Guaranteed Minimum Scheduled Payment you will receive the Guaranteed Minimum Scheduled Payment. While you are receiving the Guaranteed Minimum Scheduled Payment we will continue to adjust the Scheduled Payment by the percentage change of the CPI Value published each December immediately preceding the Adjustment Date compared to the CPI Value published two calendar years prior to the Adjustment Date. You will start to receive the Scheduled Payment again in the year that it is adjusted so that it is greater than the Guaranteed Minimum Scheduled Payment.

The following example demonstrates the impact of a positive change in a hypothetical CPI Value resulting in a positive adjustment to the Scheduled Payment and Reserve Value:

      Annual Scheduled Payment for calendar year 2012..........................  $   5,000
      Guaranteed Minimum Scheduled Payment for calendar year 2012..............  $   4,800
      Reserve Value 12/31/2012.................................................  $ 100,000
      CPI Value published in December 2012.....................................        120
      CPI Value published in December 2011.....................................        115
      Adjustment percentage (120/115)..........................................   1.043782
      Reserve Value after 1/1/2013 adjustment ($100,000 x 1.043782) .            $ 104,378
      Annual Scheduled Payment for calendar year 2013 after 1/1/2013 adjustment
       ($5,000 x 1.043782) .                                                     $5,217.39



Since the Scheduled Payment (after the adjustment) for 2013 of $5,217.39 is greater than the Guaranteed Scheduled Payment of $4,800, the payment you will receive in 2013 will equal the Scheduled Payment of $5,217.39.


The following example demonstrates the impact of a negative change in a hypothetical CPI Value resulting in a negative adjustment to the Scheduled Payment and Reserve Value:




      Annual Scheduled Payment for calendar year 2012..........................  $    5,000
      Guaranteed Minimum Scheduled Payment for calendar year 2012..............  $    4,800
      Reserve Value 12/31/2012.................................................  $  100,000
      CPI Value published in December 2012.....................................         120
      CPI Value published in December 2011.....................................         130
      Adjustment percentage (120/130)..........................................   0.9230769
      Reserve Value after 1/1/2013 adjustment ($100,000 x 0.9230769) .           $   92,308
      Annual Scheduled Payment for calendar year 2013 after 1/1/2013 adjustment
       ($5,000 x 0.9230769) .                                                    $ 4,615.38



Since the Scheduled Payment (after adjustment) for 2013 of $4,615.38 is less than the Guaranteed Minimum Scheduled Payment of $4,800, the payment you will receive in 2013 will equal the Guaranteed Minimum Scheduled Payment of $4,800.



Continuing this example for the next year's adjustment:




      Annual Scheduled Payment for calendar year 2013..........................  $   4,800
      Guaranteed Minimum Scheduled Payment for calendar year 2013..............  $   4,800
      Reserve Value 12/31/2013 ($92,308 - $4,800) .                              $  87,508
      CPI Value published in December 2013.....................................        140
      CPI Value published in December 2012.....................................        120
      Adjustment percentage (140/120)..........................................    1.16666
      Reserve Value after 1/1/2014 adjustment ($87,508 x 1.166666) .             $ 102,093
      Annual Scheduled Payment for calendar year 2014 after 1/1/2014 adjustment
       ($4,615.38 x 1.166666) .                                                  $5,384.61



The adjustment is applied to the previously calculated Scheduled Payment ($4,615.38) and not the Guaranteed Minimum Scheduled Payment $4,800. Since the adjusted Scheduled Payment is greater than the Guaranteed Minimum Scheduled Payment, the Scheduled Payment will be paid out in calendar year 2014.


Unscheduled Payments. You may take withdrawals in addition to your Scheduled Payments (Unscheduled Payments) up to the amount of the Reserve Value less any related Unscheduled Payment charges and any deduction for any premium taxes. Unscheduled Payments and any related Unscheduled Payment charges or premium taxes will reduce the Reserve Value on a dollar for dollar basis. Unscheduled Payments will reduce the Scheduled Payments and Guaranteed Minimum Scheduled Payment in the same proportion the Unscheduled Payment reduces the Reserve Value (including Unscheduled Payment charges and taxes). Because the Reserve Value is reduced over time (due to Scheduled Payments, Unscheduled Payments and related Unscheduled Payment charges and any premium taxes) an Unscheduled Payment taken in the later years of the rider when the Reserve Value is smaller may result in a larger proportional reduction to the Scheduled Payment and Guaranteed Minimum Scheduled Payment than if the same Unscheduled Payment was taken in the early years of the rider when the Reserve Value was larger and may also result in a proportional reduction of the Scheduled Payment and Guaranteed Minimum Scheduled Payment that is more than the Unscheduled Payment amount taken.


If the Reserve Value falls to zero because of Scheduled Payments and/or negative CPI Adjustments (other than due to the deduction of Unscheduled Payments and related Unscheduled Payment charges and taxes) there will be no more annual adjustments to the Reserve Value and there will be no more Unscheduled Payments or Death Benefit. However, the Scheduled Payments will continue for the life of the Annuitant and Secondary Life, if applicable. If the deduction of an Unscheduled Payment and related Unscheduled Payment charge reduces the Reserve Value to zero the Lincoln SmartIncomeSM Inflation will terminate.

The following example shows how an Unscheduled Payment of $2,000 taken in the early years of the rider results in a $300 proportional reduction of the Guaranteed Minimum Scheduled Payment. The example assumes that no other Unscheduled Payments have been taken.




      Reserve Value 1/1/2013.....................................................  $100,000
      Guaranteed Minimum Scheduled Payment 1/1/2013..............................  $ 15,000
      Unscheduled Payment 1/2/2013...............................................  $  2,000
      Proportional reduction percentage ($2,000/$100,000) .                             .02
      Proportional reduction to the Guaranteed Minimum Scheduled Payment (.02 x
       $15,000) .                                                                  $    300
      New Guaranteed Minimum Scheduled Payment...................................  $ 14,700


The example next shows how the same $2,000 Unscheduled Payment taken in the later years of the rider results in a $3,000 proportional reduction of the Guaranteed Minimum Scheduled Payment which is more than the actual Unscheduled Payment amount.




      Reserve Value 1/1/2013...................................................  $10,000
      Guaranteed Minimum Scheduled Payment.....................................  $15,000
      Unscheduled Payment 1/2/2013.............................................  $ 2,000
      Proportional reduction percentage ($2,000/$10,000) .                           .20
      Proportional reduction to the Guaranteed Minimum Scheduled Payment (.20 x
       $15,000) .                                                                $ 3,000
      New Guaranteed Minimum Scheduled Payment ($15,000 - $3,000) .              $12,000


Please note that any Unscheduled Payments may significantly reduce your future Scheduled Payments, Guaranteed Minimum Scheduled Payment, as well as your Reserve Value, so carefully consider this before deciding to take an Unscheduled Payment.


If the Unscheduled Payment is taken during the first seven Rider Years an Unscheduled Payment charge is assessed on the amount of the Unscheduled Payment that exceeds the 10% free amount per Rider Year. Unscheduled Payments of up to 10% of the then current Reserve Value may be taken each Rider Year without charge, as long as the then current Reserve Value is greater than zero. The Unscheduled Payment charge is assessed against Unscheduled Payments in excess of 10% of the then current Reserve Value in a Rider Year. Unscheduled Payments that do not exceed on a cumulative basis more than 10% of the then current Reserve Value each year are not subject to an Unscheduled Payment charge. If an Unscheduled Payment is subject to an Unscheduled Payment charge the charge will be deducted from the Unscheduled Payment so that you will receive less than the amount requested. If the Annuitant or Secondary Life is diagnosed with a terminal illness or confined to an extended care facility after the first Rider Year, then no Unscheduled Payment charges are assessed on any Unscheduled Payment. The Unscheduled Payment charge is also waived upon payment of a Death Benefit as described below. See Charges and Other Deductions - Charges for Lincoln SmartIncomeSM Inflation for a schedule of Unscheduled Payment charges.


The following example demonstrates the Unscheduled Payment charge for an Unscheduled Payment taken in the third Rider Year and the impact to Scheduled Payments and the Guaranteed Minimum Scheduled Payment:

Guaranteed Minimum Scheduled Payment for calendar year 2013...............................  $    4,800
Annual Scheduled Payment for calendar year 2013 paid 1/1/2013.............................  $    5,000
Reserve Value 1/1/2013 before Scheduled Payment...........................................  $  515,000
Reserve Value 1/2/2013 after Scheduled Payment ($515,000 - $5,000) .                        $  510,000
Unscheduled Payment charge percent........................................................           7%
Then current Reserve Value before Unscheduled Payment on 1/15/2013........................  $  510,000
Free amount on 1/15/2013 (10% x $510,000) .                                                 $   51,000
Unscheduled Payment 1/15/2013.............................................................  $   10,000
[since Unscheduled Payment is within the 10% free amount ($10,000 < = $51,000) there is no Unscheduled Payment
 charge]..................................................................................
Reserve Value 1/15/2013 after Unscheduled Payment ($510,000 - $10,000) .                    $  500,000
Proportional reduction percentage due to Unscheduled Payment ($10,000/$510,000) .              1.96078%
Scheduled Payment after proportional reduction for Unscheduled Payment [$5,000 - ($5,000    $    4,902
  x .0196078)] .
Guaranteed Scheduled Payment after proportional reduction [$4,800 - ($4,800 x .0196078)] .  $    4,706
Then current Reserve Value 2/1/2013 before second Unscheduled Payment.....................  $  500,000
2nd Unscheduled Payment 2/1/2013..........................................................  $   75,000
Free amount on 2/1/2013 (10% x $500,000) .                                                  $   50,000
Remaining free amount ($50,000 - $10,000 prior Unscheduled Payment) .                       $   40,000
Unscheduled Payment charge [($75,000 - $40,000) x .07] .                                    $    2,450
Unscheduled Payment paid (minus Unscheduled Payment charge ($75,000 - $2,450) .             $   72,550
Proportional reduction percentage due to Unscheduled Payment ($75,000/$500,000) .                   15%
Scheduled Payment after proportional reduction for Unscheduled Payment [$5,000 - ($5,000    $    4,250
  x .15)] .
Guaranteed Minimum Scheduled Payment after proportional reduction for Unscheduled Payment
[$4,800 - ($4,800 x
 .15)]....................................................................................  $    4,000
Reserve Value after 2/2/2013 Unscheduled Payment and Unscheduled Payment charge ($500,000   $  425,000
  - $75,000) .


If the deduction for an Unscheduled Payment, including any related Unscheduled Payment charge and premium taxes, reduces the Reserve Value to zero, Lincoln SmartIncomeSM Inflation will terminate.


Death of Contractowner, Annuitant or Secondary Life. On or after the Annuity Commencement Date, upon the death of the Contractowner, Annuitant or the Secondary Life a Death Benefit will be paid if there is a Reserve Value. The Death Benefit will be determined as of the date due proof of death is received by us. See Annuity Options-General Information.

The Death Benefit paid under Lincoln SmartIncomeSM Inflation will be the greater of:


     a. the current Reserve Value as of the date due proof of death is received by us; or

     b. the initial Reserve Value, less all Scheduled and Unscheduled Payments, less any Unscheduled Payment charges.


Following is an example of the calculation of a Death Benefit upon the death of the Contractowner demonstrating the impact of a negative hypothetical CPI factor:






7/15/2012 Initial Reserve Value......................................  $100,000
1/10/2013 Reserve Value is adjusted due to negative CPI Value of -.10
 ($100,000 x .10 = $10,000 Adjustment)
 ($100,000 - $10,000 = $90,000 Reserve Value) .                        $ 90,000
2/1/2013 Scheduled Payment of $45,000 reduces the Reserve Value
 Reserve Value is reduced by the amount of the Scheduled Payment
 ($90,000 - $45,000 = $45,000) .                                       $ 45,000
8/6/2013 Death of a Contractowner
 Death Benefit is greater of
  a) current Reserve Value ($45,000); or
  b) initial Reserve Value minus Scheduled Payment
   ($100,000 - $45,000 = $55,000) .
8/5/2013 Death Benefit paid..........................................  $ 55,000

If any Contractowner (who is not the Annuitant) dies while Lincoln SmartIncomeSM Inflation is in force, the holder of the rights of ownership (i.e. the Beneficiary or successor owner) pursuant to the terms of the underlying contract may:

     1. Terminate the contract and receive the Death Benefit, if any, in a lump-sum; or

   2. Continue the contract in force and receive Scheduled Payments and Unscheduled Payments less any Unscheduled Payment charge until the later of (i) the Reserve Value being reduced to zero, or (ii) the death(s) of the Annuitant and any Secondary Life.

If the Annuitant dies (whether or not the Annuitant is an owner) while Lincoln SmartIncomeSM Inflation is in force, the holder of the rights of ownership pursuant to the terms of the underlying contract may:

     1. Terminate the contract and receive the Death Benefit, if any, in a lump-sum; or

   2. Continue the contract in force and receive Scheduled Payments and Unscheduled Payments less any Unscheduled Payment charge until the later of (i) the Reserve Value being reduced to zero (this may result in a reduced final Scheduled Payment where the Reserve Value is less than the Scheduled Payment to reduce the Reserve Value to zero), or (ii) the death of any Secondary Life.

If the Secondary Life (who is not an owner) dies while Lincoln SmartIncomeSM Inflation is in force the holder of the rights of ownership pursuant to the terms of the underlying contract, may:

     1. Terminate the contract and receive the Death Benefit, if any in a lump-sum; or

   2. Continue the contract in force and receive Scheduled Payments and Unscheduled Payments, less Unscheduled Payment charge until the later of
     (i) the Reserve Value being reduced to zero (this may result in a reduced final Scheduled Payment where the Reserve Value is less than the Scheduled Payment to reduce the Reserve Value to zero), or (ii) the death of the Annuitant.

Once you elect Lincoln SmartIncomeSM Inflation, any prior Death Benefit elections will terminate (other than any Death Benefit in effect under i4LIFE (Reg. TM) Advantage) and the Lincoln SmartIncomeSM Inflation Death Benefit will be in effect. If you have elected i4LIFE (Reg. TM) Advantage, the i4LIFE (Reg.
TM) Advantage Death Benefit will be in effect only on the portion of the Contract Value invested in i4LIFE (Reg. TM) Advantage.

If we were not notified of a death and we continue to make Scheduled or Unscheduled Payments after the date that Lincoln SmartIncomeSM Inflation should have been terminated, any such payments made are recoverable by us. The Contractowner(s) or the holder of the rights of ownership will be liable to the Company for the amount of such payments made.

Termination. You may terminate Lincoln SmartIncomeSM Inflation by taking an Unscheduled Payment that results in the Reserve Value being reduced to zero due to the deduction of the Unscheduled Payment and any related Unscheduled Payment charge and any premium taxes. Upon termination of the rider due to the deduction of an Unscheduled Payment, and any related Unscheduled Payment charge and any premium taxes, there will be no further Scheduled Payments made or received under the rider.


If the Reserve Value is reduced to zero and the sum of the Scheduled and Unscheduled Payments made, plus all Unscheduled Payment charges incurred, is less than the initial Reserve Value, we will pay the holder of the rights of ownership, the difference. The payment of the difference between the initial Reserve Value and the sum of all Scheduled and Unscheduled Payments made, plus charges incurred may occur under circumstances where changes in the CPI have been negative, thus resulting in a lowered Reserve Value.

The following example shows how negative changes to the CPI result in a payment of the difference between the initial Reserve Value and the sum of all Scheduled and Unscheduled Payments made plus incurred charges:





7/15/2012 Initial Reserve Value...........................................................  $100,000
1/10/2013 Reserve Value is adjusted due to negative CPI Value of -.10
 ($100,000 x .10 = $10,000 Adjustment)
 ($100,000 - $10,000 = $90,000 Reserve Value) .                                             $ 90,000
2/1/2013 Scheduled Payment of $45,000 reduces the Reserve Value
 Reserve Value is reduced by the amount of the Scheduled Payment ($90,000 - $45,000 =       $ 45,000
  $45,000) .
8/6/2013 Unscheduled Payment..............................................................  $ 45,000
Reserve Value.............................................................................  $      0
Reserve Value is reduced to zero which results in termination of the rider
 Initial Reserve Value is greater than payments received
 [$100,000 > ($45,000 + $45,000) = $90,000] .
Final payment made to holder of rights of ownership.......................................  $ 10,000

General Information


Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Home Office. You must give us at least 30 days notice before the date on which you want payouts to begin. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.

Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant's death (or surviving Annuitant's death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:

 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.


Variable Annuity Payouts


Variable Annuity Payouts will be determined using:
 o The Contract Value on the Annuity Commencement Date, less applicable premium taxes;

 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then


2. Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and

3. Calculate the value of the Annuity Units each period thereafter.


We assume an investment return of 4% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the 4% assumed rate. If the actual net investment rate (annualized) exceeds 4%, the annuity payout will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than 4% annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.


Fixed Side of the Contract


Purchase Payments allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.


In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.


We guarantee an effective interest rate of not less than 3.00% per year on amounts held in a fixed account. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the Guaranteed Period is subject to the Market Value Adjustment (see Market Value Adjustment and Charges and Other Deductions). The Market Value Adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 3.00% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed account. Refer to Transfers before the Annuity Commencement Date and Transfers after the Annuity Commencement Date for additional transfer restrictions from the fixed account.


ANY INTEREST IN EXCESS OF 3.00% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.


Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time.

Guaranteed Periods

The fixed account is divided into separate Guaranteed Periods which credit guaranteed interest.


You may allocate Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Purchase Payment allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Market Value Adjustment. Each Guaranteed Period Purchase Payment will be treated separately for purposes of determining any applicable Market Value Adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable surrender charges, account fees and premium taxes. You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:

 o fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
 o the minimum amount that can be transferred is $50 or, if less, the amount in the fixed account.


Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. Any amount withdrawn from the fixed account may be subject to any applicable surrender charges, account fees and premium taxes.

We will notify the Contractowner in writing at least 60 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different fixed account or to a variable Subaccount from among those being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per Contract Year or the additional fixed account transfer restrictions.



Market Value Adjustment


Any surrender, withdrawal or transfer of a Guaranteed Period amount before the end of the Guaranteed Period (other than dollar cost averaging, cross-reinvestment, Maximum Annual Withdrawals under Lincoln SmartSecurity (Reg. TM) Advantage or Regular Income Payments under i4LIFE (Reg. TM) Advantage) will be subject to the Market Value Adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the Guaranteed Period will not be subject to the Market Value Adjustment. The Market Value Adjustment will be applied to the amount being surrendered, withdrawn or transferred. The Market Value Adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. In general, the Market Value Adjustment reflects the relationship between the yield rate in effect at the time a Purchase Payment is allocated to a Guaranteed Period under the contract and the yield rate in effect at the time of the Purchase Payment's surrender, withdrawal or transfer. It also reflects the time remaining in the Guaranteed Period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the Purchase Payment was allocated, then the application of the Market Value Adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the Purchase Payment, then the application of the Market Value Adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.


The Market Value Adjustment is calculated by multiplying the transaction amount by:




  (1+A)n
---------
          -1
  (1+B)n

where:

   A = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

   B = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount's guaranteed period, determined at the time of surrender or transfer, plus a 0.50% adjustment (unless otherwise limited by applicable state law). If Index Rates "A" and "B" are within .25% of each other when the index rate is determined, no such percentage adjustment to "B" will be made, unless required by state law. This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.50% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no market value adjustment.

     N = the number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

     Straight-Line interpolation is used for periods to maturity not quoted.

     See the SAI for examples of the application of the market value adjustment.


Small Contract Surrenders

We may surrender your contract, in accordance with the laws of your state if:

 o your Contract Value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
 o no Purchase Payments have been received for three (3) full, consecutive Contract Years; and

 o the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month (these requirements may differ in some states).


At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit riders.



Delay of Payments

Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or

 o when the SEC so orders to protect Contractowners.

If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market Subaccount until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.



Reinvestment Privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.


This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.



Amendment of Contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).



Distribution of the Contracts
Lincoln Financial Distributors, Inc. ("LFD") serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation

(collectively "LFN"), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us ("Selling Firms"). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer "non-cash compensation", as defined under FINRA's rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.

Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 6.50% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.


Lincoln Life also pays for the operating and other expenses of LFN, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its sales representatives a portion of the commissions received for their sales of contracts. LFN sales representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN sales representatives and/or their managers qualify for such benefits. LFN sales representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.


Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 6.50% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.

LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.


Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.


These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2012 is contained in the SAI.


Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. A marketing expense allowance is paid to American Funds Distributors (AFD) in consideration of the marketing assistance AFD provides to LFD. This allowance, which ranges from 0.10% to 0.16% is based on the amount of purchase payments initially allocated to the American Funds Insurance Series underlying the variable annuity. Commissions and other incentives or payments described above are not charged directly to contract owners or the Separate Account. All compensation is paid from our resources, which include fees and charges imposed on your contract.

Contractowner Questions

The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.



Federal Tax Matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("Code"), Treasury Regulations and applicable IRS guidance to your individual situation.


Nonqualified Annuities

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.


Tax Deferral On Earnings


Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:

 o An individual must own the contract (or the Code must treat the contract as owned by an individual).

 o The investments of the VAA must be "adequately diversified" in accordance with Treasury regulations.

 o Your right to choose particular investments for a contract must be limited.

 o The Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.



Contracts Not Owned By An Individual


If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the Purchase Payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, Bonus Credits and Persistency Credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:

 o Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;

 o Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;

 o Contracts acquired by an estate of a decedent;
 o Certain qualified contracts;
 o Contracts purchased by employers upon the termination of certain qualified plans; and
 o Certain contracts used in connection with structured settlement agreements.


Investments In The VAA Must Be Diversified


For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered "adequately diversified."



Restrictions


The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, Bonus Credits, Persistency Credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code, you as the owner of the assets of the VAA.


Loss Of Interest Deduction


After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner's spouse at the time first covered by the contract.



Age At Which Annuity Payouts Begin


The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract's Purchase Payments, Bonus Credits, Persistency Credits and earnings. If Annuity Payouts under the contract begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the contract will not be treated as an annuity for purposes of the Code. In that event, you would be currently taxed on the excess of the Contract Value over the Purchase Payments of the contract.



Tax Treatment Of Payments


We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.



Taxation Of Withdrawals And Surrenders


You will pay tax on withdrawals to the extent your Contract Value exceeds your Purchase Payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your Purchase Payments. In certain circumstances, your Purchase Payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax adviser.



Taxation Of Annuity Payouts, Including Regular Income Payments


The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your Purchase Payments in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the Purchase Payment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant's death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE (Reg. TM) Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.



Taxation Of Death Benefits


We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.


Death prior to the Annuity Commencement Date:

 o If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
 o If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.


Death after the Annuity Commencement Date:

 o If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
 o If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the Purchase Payments not yet distributed from the contract. All Annuity Payouts in excess of the Purchase Payments not previously received are includible in income.

 o If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.



Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts


The Code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:

 o you receive on or after you reach 591/2,
 o you receive because you became disabled (as defined in the Code),
 o you receive from an immediate annuity,

 o a Beneficiary receives on or after your death, or

 o you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).


Unearned Income Medicare Contribution


Congress enacted the "Unearned Income Medicare Contribution" as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's "unearned income", or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. The tax is effective for tax years after December 31, 2012. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code "D" in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.



Special Rules If You Own More Than One Annuity Contract


In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the penalty tax described previously.



Loans and Assignments


Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.



Gifting A Contract


If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your Contract's Value, you will pay tax on your Contract Value to the extent it exceeds your Purchase Payments not previously received. The new owner's Purchase Payments in the contract would then be increased to reflect the amount included in income.



Charges for Additional Benefits


Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.



Qualified Retirement Plans


We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax adviser.



Types of Qualified Contracts and Terms of Contracts


Qualified retirement plans may include the following:

 o Individual Retirement Accounts and Annuities ("Traditional IRAs")

 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)

 o 401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)

 o 403(a) plans (qualified annuity plans)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)



Discontinuance of Use with Qualified Retirement Plans

Beginning September 24, 2007, our individual variable annuity products are no longer available for purchase under a 403(b) plan. Beginning July 31, 2008, we do not accept additional premiums or transfers to existing 403(b) contracts. We require confirmation from your 403(b) plan sponsor that surrenders, loans or transfers you request comply with applicable tax requirements and decline requests that are not in compliance. We will defer processing payments you request until all information required under the Code has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, your contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

Beginning January 1, 2012, our individual variable annuity products are no longer available for use in connection with all other qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA and Roth IRA arrangements.

We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code's requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.



Tax Treatment of Qualified Contracts


The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
 o Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified retirement plan and the participant's specific circumstances (e.g., the participant's compensation).
 o Minimum annual distributions are required under some qualified retirement plans once you reach age 701/2 or retire, if later as described below.
 o Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.

Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.



Tax Treatment of Payments


The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include Purchase Payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for Purchase Payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.




Required Minimum Distributions


Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70 1/2 or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70 1/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.


Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced death benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of Purchase Payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.


Federal Penalty Tax on Early Distributions from Qualified Retirement Plans

The Code may impose a 10% penalty tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% penalty tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
 o Distribution received on or after the Annuitant reaches 591/2
 o Distribution received on or after the Annuitant's death or because of the Annuitant's disability (as defined in the Code)
 o Distribution received as a series of substantially equal periodic payments based on the Annuitant's life (or life expectancy), or
 o Distribution received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.



Unearned Income Medicare Contribution


Congress enacted the "Unearned Income Medicare Contribution" as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's "unearned income", or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. The tax is effective for tax years after December 31, 2012. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.



Transfers and Direct Rollovers

As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.


Death Benefit and IRAs


Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.



Federal Income Tax Withholding


We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.


Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.

Our Tax Status

Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.


Changes in the Law

The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Additional Information

Voting Rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.

Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a "quorum"), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each Contractowner provide their voting instructions to us. Even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, subject to fair representation requirements, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account - Fund Shares.



Return Privilege


Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to The Lincoln National Life Insurance Company at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. No surrender charges or Market Value Adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the Purchase Payment(s) or Contract Value as of the Valuation Date we receive the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.



State Regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home Office, at least semi-annually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.


Other Information

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.


Legal Proceedings

In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period.

Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N



Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Market Value Adjustment Example
Annuity Payouts
Examples of Regular Income Payment
Calculations
Determination of Accumulation and Annuity Unit
Value
Capital Markets
Advertising & Ratings
Additional Services
Other Information
Financial Statements


For a free copy of the SAI complete the form below.











                Statement of Additional Information Request Card
                              Lincoln ChoicePlusSM
                    Lincoln Life Variable Annuity Account N










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Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln ChoicePlusSM.


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Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.

Appendix A - Condensed Financial Information

Accumulation Unit Values

The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.





                              with EEB                                     with EGMDB
             -------------------------------------------    ----------------------------------------
              Accumulation unit value                       Accumulation unit value
             --------------------------      Number of      -----------------------      Number of
              Beginning        End of       accumulation     Beginning      End of      accumulation
              of period        period          units         of period      period         units
             -----------    -----------    -------------    -----------    --------    -------------
               (Accumulation unit value in dollars and Number of accumulation units in thousands)
ABVPSF Global Thematic Growth
2003  .          7.374         10.435             5             2.936        4.163         1,949
2004  .         10.435         10.791             5             4.163        4.314         1,548
2005  .         10.791         11.007             4             4.314        4.410         1,123
2006  .         11.007         11.740             4             4.410        4.713         1,321
2007  .         11.740         13.854             5             4.713        5.572         1,071
2008  .         13.854          7.162             2             5.572        2.887           454
2009  .          7.162         10.794             2             2.887        4.359           411
2010  .         10.794         12.597             2             4.359        5.097           351
2011  .          N/A            N/A             N/A             5.097        3.850           322
2012  .          N/A            N/A             N/A             3.850        4.299           252
---------       ------         ------           ---             -----        -----         -----
ABVPSF Growth and Income
2003  .          7.918         10.300            32             9.451       12.320         2,871
2004  .         10.300         11.274            28            12.320       13.512         2,455
2005  .         11.274         11.605            27            13.512       13.936         2,083
2006  .         11.605         13.361            25            13.936       16.076         1,718
2007  .         13.361         13.788            23            16.076       16.624         1,330
2008  .         13.788          8.047            16            16.624        9.722           891
2009  .          8.047          9.531            13             9.722       11.537           656
2010  .          9.531         10.580             6            11.537       12.833           550
2011  .         10.580         11.044             6            12.833       13.423           456
2012  .         11.044         12.743             5            13.423       15.519           379
---------       ------         ------           ---            ------       ------         -----
ABVPSF International Value
2006  .         10.661         11.846             4             9.596       11.861            68
2007  .         11.846         12.309             6            11.861       12.348           143
2008  .         12.309          5.659             7            12.348        5.688           112
2009  .          5.659          7.482             4             5.688        7.537            79
2010  .          7.482          7.680             4             7.537        7.751            46
2011  .          7.680          6.089             3             7.751        6.158            42
2012  .          6.089          6.843             3             6.158        6.934            36
---------       ------         ------           ---            ------       ------         -----
ABVPSF Large Cap Growth
2003  .          7.492          9.096             6             4.966        6.042         1,692
2004  .          9.096          9.698             3             6.042        6.455         1,415
2005  .          9.698         10.961             3             6.455        7.310         1,160
2006  .         10.961         10.718             3             7.310        7.162           953
2007  .         10.718         11.984             3             7.162        8.024           728
2008  .         11.984          7.097             2             8.024        4.762           562
2009  .          7.097          9.576             2             4.762        6.438           433
2010  .          9.576         10.351             1*            6.438        6.973           347
2011  .         10.351          9.853             1*            6.973        6.651           290
2012  .          9.853         11.260             1*            6.651        7.616           242
---------       ------         ------           ---            ------       ------         -----
ABVPSF Small/Mid Cap Value
2003  .         10.943         15.174             1*           10.971       15.243            81
2004  .          N/A            N/A             N/A            15.243       17.898            75
2005  .         17.781         18.659             1*           17.898       18.820            77
2006  .         18.659         20.971             1*           18.820       21.194           103
2007  .         20.971         20.954             3            21.194       21.219           113
2008  .         20.954         13.250             3            21.219       13.444            43
2009  .         13.250         18.601             1*           13.444       18.912            34
2010  .         18.601         23.174             1*           18.912       23.608            40
2011  .         23.174         20.839             1*           23.608       21.273            39
2012  .         20.839         24.297             1*           21.273       24.851            22
---------       ------         ------           ---            ------       ------         -----

                             with EEB                                   with EGMDB
             ----------------------------------------    ----------------------------------------
             Accumulation unit value                     Accumulation unit value
             -----------------------      Number of      -----------------------      Number of
              Beginning      End of      accumulation     Beginning      End of      accumulation
              of period      period         units         of period      period         units
             -----------    --------    -------------    -----------    --------    -------------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
American Century VP Inflation Protection
2004  .          N/A           N/A           N/A            10.000       10.420            299
2005  .          N/A           N/A           N/A            10.420       10.435            504
2006  .          N/A           N/A           N/A            10.435       10.452            398
2007  .          N/A           N/A           N/A            10.452       11.287            313
2008  .         11.352       10.851            9            11.287       10.952            554
2009  .         10.851       11.772            7            10.952       11.905            956
2010  .         11.772       12.176            7            11.905       12.338            329
2011  .         12.176       13.390            5            12.338       13.596            313
2012  .         13.390       14.151            5            13.596       14.397            276
---------       ------       ------          ---            ------       ------            ---
American Funds Global Growth
2004  .          N/A           N/A           N/A            10.221       11.283             32
2005  .         11.269       12.652            1*           11.283       12.692             88
2006  .         12.652       14.994            1*           12.692       15.072            179
2007  .         14.994       16.947            2            15.072       17.070            217
2008  .         16.947       10.275            3            17.070       10.370            208
2009  .         10.275       14.390            3            10.370       14.553            135
2010  .         14.390       15.825            3            14.553       16.036            115
2011  .         15.825       14.190            3            16.036       14.408            100
2012  .         14.190       17.116            2            14.408       17.413             87
---------       ------       ------          ---            ------       ------            ---
American Funds Global Small Capitalization
2003  .          8.870       13.402            6             4.746        7.186          1,260
2004  .         13.402       15.943            7             7.186        8.566          1,485
2005  .         15.943       19.668            9             8.566       10.588          1,397
2006  .         19.668       24.011           12            10.588       12.952          1,178
2007  .         24.011       28.694           12            12.952       15.509            893
2008  .         28.694       13.124           10            15.509        7.108            615
2009  .         13.124       20.833            6             7.108       11.306            508
2010  .         20.833       25.098            5            11.306       13.647            427
2011  .         25.098       19.971            4            13.647       10.881            344
2012  .         19.971       23.227            3            10.881       12.680            276
---------       ------       ------          ---            ------       ------          -----
American Funds Growth
2003  .          8.044       10.830           72             5.826        7.860         12,954
2004  .         10.830       11.990           77             7.860        8.720         12,415
2005  .         11.990       13.711           76             8.720        9.991         11,142
2006  .         13.711       14.872           71             9.991       10.858          9,262
2007  .         14.872       16.443           69            10.858       12.029          6,907
2008  .         16.443        9.066           56            12.029        6.646          4,966
2009  .          9.066       12.439           35             6.646        9.137          4,043
2010  .         12.439       14.529           29             9.137       10.693          3,230
2011  .         14.529       13.686           27            10.693       10.093          2,674
2012  .         13.686       15.879           25            10.093       11.734          2,261
---------       ------       ------          ---            ------       ------         ------
American Funds Growth-Income
2003  .          8.466       11.033          209             9.185       11.994          8,781
2004  .         11.033       11.984          221            11.994       13.055          8,425
2005  .         11.984       12.482          216            13.055       13.624          7,340
2006  .         12.482       14.151          194            13.624       15.477          6,098
2007  .         14.151       14.629          180            15.477       16.031          4,757
2008  .         14.629        8.948          141            16.031        9.825          3,590
2009  .          8.948       11.557          104             9.825       12.715          2,870
2010  .         11.557       12.673           52            12.715       13.971          2,411
2011  .         12.673       12.243           30            13.971       13.525          1,922
2012  .         12.243       14.156           28            13.525       15.668          1,628
---------       ------       ------          ---            ------       ------         ------

                             with EEB                                   with EGMDB
             ----------------------------------------    ----------------------------------------
             Accumulation unit value                     Accumulation unit value
             -----------------------      Number of      -----------------------      Number of
              Beginning      End of      accumulation     Beginning      End of      accumulation
              of period      period         units         of period      period         units
             -----------    --------    -------------    -----------    --------    -------------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds International
2003  .          8.568      11.371            12             4.541        6.038         6,117
2004  .         11.371      13.353            17             6.038        7.104         6,101
2005  .         13.353      15.966            19             7.104        8.512         6,102
2006  .         15.966      18.695            20             8.512        9.987         5,394
2007  .         18.695      22.082            20             9.987       11.820         4,184
2008  .         22.082      12.577            15            11.820        6.746         2,988
2009  .         12.577      17.709            11             6.746        9.517         2,270
2010  .         17.709      18.689            11             9.517       10.063         1,939
2011  .         18.689      15.823            10            10.063        8.538         1,636
2012  .         15.823      18.361             8             8.538        9.927         1,401
---------       ------      ------            --            ------       ------         -----
BlackRock Global Allocation V.I.
2009  .          N/A          N/A            N/A            10.005       11.587            51
2010  .          N/A          N/A            N/A            11.587       12.541           126
2011  .         12.501      11.854             7            12.541       11.917           182
2012  .         11.854      12.829             7            11.917       12.922           168
---------       ------      ------           ---            ------       ------         -----
Delaware VIP Diversified Income
2004  .          N/A          N/A            N/A            10.000       10.888           306
2005  .         10.875      10.639             5            10.888       10.673           546
2006  .         10.639      11.263             2            10.673       11.321           581
2007  .         11.263      11.906            10            11.321       11.992           621
2008  .         11.906      11.143            13            11.992       11.246           517
2009  .         11.143      13.889             6            11.246       14.046           527
2010  .         13.889      14.744             6            14.046       14.940           493
2011  .         14.744      15.403             4            14.940       15.639           415
2012  .         15.403      16.201             4            15.639       16.482           391
---------       ------      ------           ---            ------       ------         -----
Delaware VIP High Yield
2003  .         10.354      13.119             3             7.504        9.527         2,489
2004  .         13.119      14.750             9             9.527       10.733         1,765
2005  .         14.750      15.036             8            10.733       10.963         1,340
2006  .         15.036      16.639             6            10.963       12.156         1,150
2007  .         16.639      16.833             4            12.156       12.322         1,248
2008  .         16.833      12.561             5            12.322        9.213           838
2009  .         12.561      18.416             2             9.213       13.535           558
2010  .         18.416      20.899             1*           13.535       15.391           737
2011  .         20.899      21.057             1*           15.391       15.539           324
2012  .         21.057      24.417             1*           15.539       18.054           548
---------       ------      ------           ---            ------       ------         -----
Delaware VIP International Value Equity
2003  .          N/A          N/A            N/A             8.713       12.325           175
2004  .          N/A          N/A            N/A            12.325       14.802           148
2005  .          N/A          N/A            N/A            14.802       16.475           170
2006  .          N/A          N/A            N/A            16.475       20.078           136
2007  .          N/A          N/A            N/A            20.078       20.836            77
2008  .          N/A          N/A            N/A            20.836       11.830            34
2009  .          N/A          N/A            N/A            11.830       15.717            23
2010  .          N/A          N/A            N/A            15.717       17.191            19
2011  .          N/A          N/A            N/A            17.191       14.505            14
2012  .          N/A          N/A            N/A            14.505       16.477            12
---------       ------      ------           ---            ------       ------         -----
Delaware VIP Limited-Term Diversified Income
2005  .          N/A          N/A            N/A             9.922        9.936            21
2006  .          N/A          N/A            N/A             9.936       10.222             8
2007  .         10.493      10.504             2            10.222       10.506            34
2008  .         10.504      10.270             2            10.506       10.293            75
2009  .         10.270      11.379             2            10.293       11.427           198
2010  .         11.379      11.680             2            11.427       11.752           283
2011  .         11.680      11.788             2            11.752       11.885           231
2012  .         11.788      11.894             4            11.885       12.016           203
---------       ------      ------           ---            ------       ------         -----

                              with EEB                                     with EGMDB
             -------------------------------------------    ----------------------------------------
              Accumulation unit value                       Accumulation unit value
             --------------------------      Number of      -----------------------      Number of
              Beginning        End of       accumulation     Beginning      End of      accumulation
              of period        period          units         of period      period         units
             -----------    -----------    -------------    -----------    --------    -------------
               (Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP REIT
2003  .         11.041         14.563            12            13.915       18.391         1,249
2004  .         14.563         18.829            11            18.391       23.826         1,194
2005  .         18.829         19.859             9            23.826       25.179           883
2006  .         19.859         25.921             7            25.179       32.931           713
2007  .         25.921         21.954             7            32.931       27.946           448
2008  .         21.954         14.030             4            27.946       17.895           292
2009  .         14.030         17.025             1*           17.895       21.760           205
2010  .         17.025         21.277             1*           21.760       27.248           174
2011  .         21.277         23.234             1*           27.248       29.814           137
2012  .         23.234         26.740             1*           29.814       34.381           109
---------       ------         ------            --            ------       ------         -----
Delaware VIP Small Cap Value
2003  .         10.212         14.269            15            11.773       16.483         1,885
2004  .         14.269         17.059            13            16.483       19.746         1,722
2005  .         17.059         18.369            14            19.746       21.305         1,491
2006  .         18.369         21.004            13            21.305       24.410         1,230
2007  .         21.004         19.302             9            24.410       22.476           886
2008  .         19.302         13.320             8            22.476       15.542           599
2009  .         13.320         17.281             7            15.542       20.204           424
2010  .         17.281         22.495             6            20.204       26.352           348
2011  .         22.495         21.843             5            26.352       25.640           282
2012  .         21.843         24.485             5            25.640       28.799           237
---------       ------         ------            --            ------       ------         -----
Delaware VIP Smid Cap Growth(10)
2003  .          8.942         11.890             7            11.040       14.708         2,667
2004  .         11.890         13.176             7            14.708       16.332         2,346
2005  .         13.176         13.726             6            16.332       17.049         1,785
2006  .         13.726         14.534             3            17.049       18.088         1,362
2007  .         14.534         15.841             4            18.088       19.754           946
2008  .         15.841          8.303             2            19.754       10.375           654
2009  .          8.303         12.643             1*           10.375       15.829           516
2010  .         15.048         17.058             1*           18.869       21.399           428
2011  .         17.058         18.152             1*           21.399       22.817           362
2012  .         18.152         19.832             1*           22.817       24.979           302
---------       ------         ------            --            ------       ------         -----
Delaware VIP U.S. Growth
2003  .          N/A            N/A             N/A             8.127        9.886            30
2004  .          N/A            N/A             N/A             9.886       10.044            41
2005  .          N/A            N/A             N/A            10.044       11.331            74
2006  .          N/A            N/A             N/A            11.331       11.404            48
2007  .          N/A            N/A             N/A            11.404       12.637            60
2008  .          N/A            N/A             N/A            12.637        7.121            38
2009  .          N/A            N/A             N/A             7.121       10.037            35
2010  .          N/A            N/A             N/A            10.037       11.238            18
2011  .          N/A            N/A             N/A            11.238       11.913            20
2012  .         12.838         13.331             1*           11.913       13.621            17
---------       ------         ------           ---            ------       ------         -----
Delaware VIP Value(2)
2003  .          8.265         10.435             7             7.993       10.112         1,624
2004  .         10.435         11.803             7            10.112       11.461         1,483
2005  .         11.803         12.315             7            11.461       11.983         1,452
2006  .         12.315         15.041             9            11.983       14.664         1,236
2007  .         15.041         14.399            10            14.664       14.066         1,024
2008  .         14.399          9.434             6            14.066        9.235           647
2009  .          9.434         10.952             1*            9.235       10.742           530
2010  .         10.952         12.463             1*           10.742       12.248           479
2011  .         12.463         13.434             1*           12.248       13.229           408
2012  .         13.434         15.169             1*           13.229       14.967           355
---------       ------         ------           ---            ------       ------         -----

                              with EEB                                     with EGMDB
             -------------------------------------------    ----------------------------------------
              Accumulation unit value                       Accumulation unit value
             --------------------------      Number of      -----------------------      Number of
              Beginning        End of       accumulation     Beginning      End of      accumulation
              of period        period          units         of period      period         units
             -----------    -----------    -------------    -----------    --------    -------------
               (Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP (Reg. TM) Emerging Markets(1)
2004  .          N/A            N/A             N/A            10.103       13.584           206
2005  .         19.378         24.241             2            13.584       17.027           300
2006  .         24.241         30.253             2            17.027       21.293           198
2007  .         30.253         41.238             3            21.293       29.082           188
2008  .         41.238         19.608             2            29.082       13.856           122
2009  .         19.608         34.285             1*           13.856       24.276           109
2010  .         34.285         39.886             1*           24.276       28.298            89
2011  .         39.886         31.401             1*           28.298       22.323            70
2012  .         31.401         35.287             1*           22.323       25.136            61
---------       ------         ------           ---            ------       ------           ---
DWS Alternative Asset Allocation
2009  .          N/A            N/A             N/A            11.437       11.503             2
2010  .          N/A            N/A             N/A            11.503       12.722            12
2011  .          N/A            N/A             N/A            12.722       12.154            29
2012  .          N/A            N/A             N/A            12.154       13.107            30
---------       ------         ------           ---            ------       ------           ---
DWS VIT Equity 500 Index
2003  .          8.020         10.116            26             7.302        9.229         6,076
2004  .         10.116         11.010            24             9.229       10.064         4,840
2005  .         11.010         11.342             8            10.064       10.388         3,557
2006  .         11.342         12.894             6            10.388       11.834         2,494
2007  .         12.894         13.361             6            11.834       12.287         1,832
2008  .         13.361          8.264             5            12.287        7.615         1,325
2009  .          8.264         10.274             2             7.615        9.486         1,070
2010  .         10.274         11.597             1*            9.486       10.729           904
2011  .         11.597         11.622             1*           10.729       10.774           734
2012  .         11.622         13.234             1*           10.774       12.292           662
---------       ------         ------           ---            ------       ------         -----
DWS VIT Small Cap Index(4)
2003  .          9.470         13.647             1*            9.494       13.708           424
2004  .         13.647         15.815             1*           13.708       15.918           422
2005  .         15.815         16.227             1*           15.918       16.366           324
2006  .         16.227         18.763             1*           16.366       18.961           245
2007  .         18.763         18.114             1*           18.961       18.342           173
2008  .         18.114         11.743             1*           18.342       11.915           120
2009  .          N/A            N/A             N/A            11.915       14.872           107
2010  .          N/A            N/A             N/A            14.872       18.536            82
2011  .          N/A            N/A             N/A            18.536       17.471            69
2012  .          N/A            N/A             N/A            17.471       20.028            60
---------       ------         ------           ---            ------       ------         -----
Fidelity VIP Contrafund
2003  .          N/A            N/A             N/A             9.757       12.334            69
2004  .          N/A            N/A             N/A            12.334       14.007           287
2005  .         13.912         15.972             2            14.007       16.113           656
2006  .         15.972         17.515             9            16.113       17.705           646
2007  .         17.515         20.219             9            17.705       20.480           465
2008  .         20.219         11.403            10            20.480       11.574           367
2009  .         11.403         15.203             9            11.574       15.460           307
2010  .         15.203         17.494             6            15.460       17.826           268
2011  .         17.494         16.737             6            17.826       17.089           227
2012  .         16.737         19.130             6            17.089       19.571           192
---------       ------         ------           ---            ------       ------         -----
Fidelity VIP Equity-Income
2003  .          8.422         10.802            26             8.689       11.166         2,884
2004  .         10.802         11.857            28            11.166       12.281         2,659
2005  .         11.857         12.353            27            12.281       12.820         2,145
2006  .         12.353         14.612            18            12.820       15.195         1,685
2007  .         14.612         14.600            20            15.195       15.213         1,256
2008  .         14.600          8.239            10            15.213        8.603           858
2009  .          8.239         10.558             1*            8.603       11.046           675
2010  .         10.558         11.965             1*           11.046       12.542           547
2011  .         11.965         11.889             1*           12.542       12.488           461
2012  .         11.889         13.726             1*           12.488       14.446           412
---------       ------         ------           ---            ------       ------         -----

                              with EEB                                     with EGMDB
             -------------------------------------------    ----------------------------------------
              Accumulation unit value                       Accumulation unit value
             --------------------------      Number of      -----------------------      Number of
              Beginning        End of       accumulation     Beginning      End of      accumulation
              of period        period          units         of period      period         units
             -----------    -----------    -------------    -----------    --------    -------------
               (Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity VIP Growth
2003  .          7.859         10.275             3             7.055        9.242         3,043
2004  .         10.275         10.454             3             9.242        9.421         2,542
2005  .         10.454         10.884             2             9.421        9.829         1,950
2006  .         10.884         11.445             1*            9.829       10.356         1,411
2007  .         11.445         14.300             1*           10.356       12.966         1,036
2008  .         14.300          7.435             1*           12.966        6.755           755
2009  .          7.435          9.386             1*            6.755        8.545           633
2010  .          9.386         11.470             1*            8.545       10.463           525
2011  .         11.470         11.311             1*           10.463       10.339           448
2012  .         11.311         12.767             1*           10.339       11.693           394
---------       ------         ------             -            ------       ------         -----
Fidelity VIP Mid Cap
2005  .         10.000         11.568             2            10.000       11.581           128
2006  .         11.568         12.796             8            11.581       12.836           357
2007  .         12.796         14.524             8            12.836       14.599           293
2008  .         14.524          8.632             7            14.599        8.694           221
2009  .          8.632         11.872             5             8.694       11.981           182
2010  .         11.872         15.022             3            11.981       15.191           247
2011  .         15.022         13.179             3            15.191       13.354           211
2012  .         13.179         14.859             3            13.354       15.086           166
---------       ------         ------             -            ------       ------         -----
Fidelity VIP Overseas
2003  .          8.528         12.033             1*            6.926        9.793           711
2004  .         12.033         13.457             1*            9.793       10.973           676
2005  .         13.457         15.766             1*           10.973       12.882           588
2006  .         15.766         18.320             1*           12.882       14.999           466
2007  .         18.320         21.152             1*           14.999       17.351           356
2008  .         21.152         11.698             1*           17.351        9.615           264
2009  .          N/A            N/A             N/A             9.615       11.996           200
2010  .          N/A            N/A             N/A            11.996       13.381           158
2011  .          N/A            N/A             N/A            13.381       10.930           142
2012  .          N/A            N/A             N/A            10.930       13.014           112
---------       ------         ------           ---            ------       ------         -----
FTVIPT Franklin Income Securities
2006  .         10.581         11.225             5            10.183       11.239           127
2007  .         11.225         11.462             5            11.239       11.499           285
2008  .         11.462          7.935             8            11.499        7.976           267
2009  .          7.935         10.589             3             7.976       10.665           311
2010  .         10.589         11.741             4            10.665       11.850           236
2011  .         11.741         11.830             3            11.850       11.964           218
2012  .         11.830         13.116             3            11.964       13.290           164
---------       ------         ------           ---            ------       ------         -----
FTVIPT Franklin Small-Mid Cap Growth Securities
2003  .          8.631         11.658             6             4.431        5.997         1,519
2004  .         11.658         12.789             6             5.997        6.592         1,253
2005  .         12.789         13.189             2             6.592        6.812         1,081
2006  .         13.189         14.108             3             6.812        7.301           868
2007  .         14.108         15.445             2             7.301        8.009           666
2008  .         15.445          8.740             2             8.009        4.541           467
2009  .          8.740         12.350             2             4.541        6.430           383
2010  .         12.350         15.511             2             6.430        8.092           344
2011  .         15.511         14.527             2             8.092        7.594           276
2012  .         14.527         15.848             1*            7.594        8.301           223
---------       ------         ------           ---            ------       ------         -----
FTVIPT Mutual Shares Securities
2006  .         10.492         11.270             3            10.234       11.284           142
2007  .         11.270         11.477             5            11.284       11.514           262
2008  .         11.477          7.104             7            11.514        7.141           232
2009  .          7.104          8.812             2             7.141        8.876           150
2010  .          8.812          9.643             4             8.876        9.732           133
2011  .          9.643          9.391             3             9.732        9.497            93
2012  .          9.391         10.558             2             9.497       10.699            78
---------       ------         ------           ---            ------       ------         -----

                              with EEB                                      with EGMDB
             -------------------------------------------    -------------------------------------------
              Accumulation unit value                        Accumulation unit value
             --------------------------      Number of      --------------------------      Number of
              Beginning        End of       accumulation     Beginning        End of       accumulation
              of period        period          units         of period        period          units
             -----------    -----------    -------------    -----------    -----------    -------------
                 (Accumulation unit value in dollars and Number of accumulation units in thousands)
FTVIPT Templeton Global Bond Securities
2005  .          N/A            N/A             N/A             9.952          9.887             13
2006  .         10.526         10.960             7             9.887         10.995            465
2007  .         10.960         11.973             8            10.995         12.035            168
2008  .         11.973         12.514            12            12.035         12.604            383
2009  .         12.514         14.617             7            12.604         14.751            213
2010  .         14.617         16.463             7            14.751         16.647            257
2011  .         16.463         16.061             6            16.647         16.273            234
2012  .         16.061         18.187             6            16.273         18.464            209
---------       ------         ------           ---            ------         ------            ---
FTVIPT Templeton Growth Securities
2003  .          8.962         11.654             5             8.627         11.241            511
2004  .         11.654         13.307             5            11.241         12.861            514
2005  .         13.307         14.256             8            12.861         13.806            569
2006  .         14.256         17.090             4            13.806         16.583            479
2007  .         17.090         17.213             4            16.583         16.737            363
2008  .         17.213          9.770             4            16.737          9.519            242
2009  .          9.770         12.606             3             9.519         12.306            157
2010  .         12.606         13.323             3            12.306         13.032            131
2011  .         13.323         12.197             3            13.032         11.954            107
2012  .         12.197         14.532             3            11.954         14.272             86
---------       ------         ------           ---            ------         ------            ---
Invesco V.I. Core Equity
2006  .         10.151         10.962            11             9.843         10.644          1,906
2007  .         10.962         11.664            11            10.644         11.348          1,405
2008  .         11.664          8.019            11            11.348          7.817          1,041
2009  .          8.019         10.125             5             7.817          9.890            881
2010  .         10.125         10.916             4             9.890         10.685            742
2011  .         10.916         10.736             4            10.685         10.529            616
2012  .         10.736         12.032             4            10.529         11.824            520
---------       ------         ------           ---            ------         ------          -----
Invesco V.I. International Growth
2003  .          N/A            N/A             N/A             7.148          9.098          1,014
2004  .          N/A            N/A             N/A             9.098         11.125            830
2005  .          N/A            N/A             N/A            11.125         12.937            693
2006  .          N/A            N/A             N/A            12.937         16.359            558
2007  .         19.697         22.584             1*           16.359         18.506            422
2008  .         22.584         13.251             1*           18.506         10.880            274
2009  .          N/A            N/A             N/A            10.880         14.509            224
2010  .          N/A            N/A             N/A            14.509         16.148            173
2011  .          N/A            N/A             N/A            16.148         14.850            146
2012  .          N/A            N/A             N/A            14.850         16.918            130
---------       ------         ------           ---            ------         ------          -----
Invesco Van Kampen V.I. American Franchise
2012  .          N/A            N/A             N/A             7.073          6.831            310
---------       ------         ------           ---            ------         ------          -----
Invesco Van Kampen V.I. Capital Growth
2006  .         11.266         11.113             5             8.055          7.957            959
2007  .         11.113         12.251             5             7.957          8.789            711
2008  .         12.251          6.933             3             8.789          4.984            539
2009  .          6.933          8.261             3             4.984          5.951            458
2010  .          8.261          9.390             3             5.951          6.777            392
2011  .          N/A            N/A             N/A             6.777          6.154            344
---------       ------         ------           ---            ------         ------          -----
Janus Aspen Series Balanced
2003  .          N/A            N/A             N/A             N/A            N/A             N/A
2004  .         10.960         11.680             1*           11.011         11.758             56
2005  .         11.680         12.376             1*           11.758         12.483             97
2006  .         12.376         13.448             1*           12.483         13.591             64
2007  .         13.448         14.596             1*           13.591         14.781             81
2008  .         14.596         12.057             1*           14.781         12.235             80
2009  .         12.057         14.901             1*           12.235         15.151             70
2010  .         14.901         15.856             1*           15.151         16.154             33
2011  .          N/A            N/A             N/A            16.154         16.145             35
2012  .          N/A            N/A             N/A            16.145         18.050             35
---------       ------         ------           ---            ------         ------          -----

                              with EEB                                     with EGMDB
             -------------------------------------------    ----------------------------------------
              Accumulation unit value                       Accumulation unit value
             --------------------------      Number of      -----------------------      Number of
              Beginning        End of       accumulation     Beginning      End of      accumulation
              of period        period          units         of period      period         units
             -----------    -----------    -------------    -----------    --------    -------------
               (Accumulation unit value in dollars and Number of accumulation units in thousands)
Janus Aspen Series Enterprise
2003  .          8.052         10.679             1*            8.073       10.729           10
2004  .         10.679         12.662             1*           10.729       12.746           58
2005  .         12.662         13.959             1*           12.746       14.080           88
2006  .         13.959         15.566             1*           14.080       15.732           75
2007  .         15.566         18.649             1*           15.732       18.886           75
2008  .         18.649         10.304             1*           18.886       10.455           44
2009  .         10.304         14.647             1*           10.455       14.892           36
2010  .         14.647         18.093             1*           14.892       18.433           31
2011  .         18.093         17.512             1*           18.433       17.876           30
2012  .         17.512         20.160             1*           17.876       20.622           23
---------       ------         ------             -            ------       ------           --
Janus Aspen Series Worldwide
2003  .          N/A            N/A             N/A             8.439       10.292            6
2004  .          N/A            N/A             N/A            10.292       10.609            6
2005  .          N/A            N/A             N/A            10.609       11.044            9
2006  .          N/A            N/A             N/A            11.044       12.843            6
2007  .          N/A            N/A             N/A            12.843       13.851            7
2008  .         12.455          7.429             1*           13.851        7.538            4
2009  .          7.429         10.046             1*            7.538       10.214            2
2010  .         10.046         11.421             1*           10.214       11.635            5
2011  .          N/A            N/A             N/A            11.635        9.868            3
2012  .          N/A            N/A             N/A             9.868       11.664            2
---------       ------         ------           ---            ------       ------           --
LVIP Baron Growth Opportunities(8)
2006  .          9.758         10.619             2            10.172       10.632           28
2007  .         10.619         10.808             3            10.632       10.843           52
2008  .         10.808          6.474             3            10.843        6.508           71
2009  .          6.474          8.813             3             6.508        8.877           59
2010  .          8.813         10.961             3             8.877       11.063           49
2011  .         10.961         11.221             3            11.063       11.348           45
2012  .         11.221         13.058             3            11.348       13.232           43
---------       ------         ------           ---            ------       ------           --
LVIP BlackRock Emerging Markets Index RPM
2012  .          N/A            N/A             N/A            10.318       10.980            1*
---------       ------         ------           ---            ------       ------           --
LVIP BlackRock Inflation Protected Bond
2010  .          N/A            N/A             N/A             9.972       10.112            1*
2011  .          N/A            N/A             N/A            10.112       11.156           44
2012  .          N/A            N/A             N/A            11.156       11.687           47
---------       ------         ------           ---            ------       ------           --
LVIP Capital Growth
2007  .          N/A            N/A             N/A             9.772       10.717            1*
2008  .          N/A            N/A             N/A            10.717        6.158           13
2009  .          N/A            N/A             N/A             6.158        8.169           20
2010  .          N/A            N/A             N/A             8.169        9.559            7
2011  .          N/A            N/A             N/A             9.559        8.555            7
2012  .          9.310          9.907             1*            8.555       10.019            8
---------       ------         ------           ---            ------       ------           --
LVIP Clarion Global Real Estate
2007  .          N/A            N/A             N/A             9.558        8.231           50
2008  .          N/A            N/A             N/A             8.231        4.693           80
2009  .          N/A            N/A             N/A             4.693        6.363           80
2010  .          N/A            N/A             N/A             6.363        7.383           67
2011  .          N/A            N/A             N/A             7.383        6.632           64
2012  .          N/A            N/A             N/A             6.632        8.135           72
---------       ------         ------           ---            ------       ------           --
LVIP Columbia Small-Mid Cap Growth RPM
2007  .          N/A            N/A             N/A             9.907       10.853           10
2008  .          N/A            N/A             N/A            10.853        5.411           14
2009  .          N/A            N/A             N/A             5.411        7.900           27
2010  .          N/A            N/A             N/A             7.900        9.889           25
2011  .          N/A            N/A             N/A             9.889        8.988           16
2012  .          N/A            N/A             N/A             8.988        9.414           11
---------       ------         ------           ---            ------       ------           --

                              with EEB                                     with EGMDB
             -------------------------------------------    ----------------------------------------
              Accumulation unit value                       Accumulation unit value
             --------------------------      Number of      -----------------------      Number of
              Beginning        End of       accumulation     Beginning      End of      accumulation
              of period        period          units         of period      period         units
             -----------    -----------    -------------    -----------    --------    -------------
               (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Bond
2003  .         10.951        11.561             46            12.312       13.025         8,138
2004  .         11.561        11.981             44            13.025       13.525         6,719
2005  .         11.981        12.102             42            13.525       13.689         5,626
2006  .         12.102        12.472             32            13.689       14.135         4,174
2007  .         12.472        12.942             25            14.135       14.697         3,175
2008  .         12.942        12.364             18            14.697       14.069         2,333
2009  .         12.364        14.468             10            14.069       16.496         1,838
2010  .         14.468        15.447              7            16.496       17.647         1,543
2011  .         15.447        16.363              8            17.647       18.731         1,541
2012  .         16.363        17.167              5            18.731       19.692         1,277
---------       ------        ------             --            ------       ------         -----
LVIP Delaware Diversified Floating Rate
2010  .          N/A            N/A             N/A            10.047       10.053             3
2011  .          N/A            N/A             N/A            10.053        9.865            13
2012  .          N/A            N/A             N/A             9.865       10.113            14
---------       ------        ------            ---            ------       ------         -----
LVIP Delaware Foundation Aggressive Allocation(9)
2003  .         10.612        11.346              1*           10.588       11.360             4
2004  .         11.346        12.648              1*           11.360       12.688            46
2005  .         12.648        13.260              2            12.688       13.329            74
2006  .         13.260        14.905              2            13.329       15.014            67
2007  .         14.905        15.566              3            15.014       15.710            72
2008  .         15.566        10.204              3            15.710       10.319            47
2009  .         10.204        13.221              3            10.319       13.397            29
2010  .         13.221        14.599              1*           13.397       14.823            28
2011  .         14.599        14.041              1*           14.823       14.285            12
2012  .         14.041        15.616              1*           14.285       15.919             8
---------       ------        ------            ---            ------       ------         -----
LVIP Delaware Growth and Income
2005  .          N/A            N/A             N/A            10.058       10.379            14
2006  .          N/A            N/A             N/A            10.379       11.471            20
2007  .          N/A            N/A             N/A            11.471       11.973            29
2008  .          N/A            N/A             N/A            11.973        7.557            15
2009  .          N/A            N/A             N/A             7.557        9.258            26
2010  .          N/A            N/A             N/A             9.258       10.275            25
2011  .          N/A            N/A             N/A            10.275       10.217            18
2012  .          N/A            N/A             N/A            10.217       11.578            13
---------       ------        ------            ---            ------       ------         -----
LVIP Delaware Social Awareness(3)
2003  .          9.248        11.466              1*            8.845       11.501           424
2004  .         11.466        12.717              1*           11.501       12.782           427
2005  .         12.717        14.021              1*           12.782       14.120           420
2006  .         14.021        15.496              1*           14.120       15.638           307
2007  .         15.496        15.703              1*           15.638       15.878           220
2008  .         15.703        10.136              1*           15.878       10.269           174
2009  .          N/A            N/A             N/A            10.269       13.164           124
2010  .          N/A            N/A             N/A            13.164       14.483           110
2011  .          N/A            N/A             N/A            14.483       14.373            93
2012  .          N/A            N/A             N/A            14.373       16.339            79
---------       ------        ------            ---            ------       ------         -----
LVIP Delaware Special Opportunities
2007  .          N/A            N/A             N/A            10.033        9.154            10
2008  .          N/A            N/A             N/A             9.154        5.700            43
2009  .          N/A            N/A             N/A             5.700        7.306            30
2010  .          N/A            N/A             N/A             7.306        9.379            50
2011  .          9.311         8.656              1*            9.379        8.737            36
2012  .          8.656         9.757              1*            8.737        9.868            30
---------       ------        ------            ---            ------       ------         -----
LVIP Dimensional Non-U.S. Equity
2011  .          N/A            N/A             N/A             9.959        8.311             3
2012  .          N/A            N/A             N/A             8.311        9.709             3
---------       ------        ------            ---            ------       ------         -----
LVIP Dimensional U.S. Equity
2011  .          N/A            N/A             N/A            10.034        9.367             3
2012  .          N/A            N/A             N/A             9.367       10.818             3
---------       ------        ------            ---            ------       ------         -----

                              with EEB                                     with EGMDB
             -------------------------------------------    ----------------------------------------
              Accumulation unit value                       Accumulation unit value
             --------------------------      Number of      -----------------------      Number of
              Beginning        End of       accumulation     Beginning      End of      accumulation
              of period        period          units         of period      period         units
             -----------    -----------    -------------    -----------    --------    -------------
               (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Dimensional/Vanguard Total Bond
2011  .         10.325         10.344             1*           10.072       10.357           30
2012  .         10.344         10.534             1*           10.357       10.568           44
---------       ------         ------             -            ------       ------           --
LVIP Global Income
2009  .          N/A            N/A             N/A            10.118       10.688           19
2010  .         10.673         11.492             4            10.688       11.532           33
2011  .         11.492         11.404             4            11.532       11.466           29
2012  .         11.404         12.056             3            11.466       12.146           17
---------       ------         ------           ---            ------       ------           --
LVIP Growth Fund(6)
2005  .          N/A            N/A             N/A            10.093       10.849            1*
2006  .          N/A            N/A             N/A            10.849       11.358            6
---------       ------         ------           ---            ------       ------           --
LVIP Growth Opportunities(7)
2005  .          N/A            N/A             N/A            10.494       11.456           16
2006  .          N/A            N/A             N/A            11.456       12.414            3
---------       ------         ------           ---            ------       ------           --
LVIP JPMorgan High Yield
2010  .          N/A            N/A             N/A            10.742       10.819            1*
2011  .          N/A            N/A             N/A            10.819       10.939           91
2012  .          N/A            N/A             N/A            10.939       12.365           70
---------       ------         ------           ---            ------       ------           --
LVIP JPMorgan Mid Cap Value RPM
2007  .          N/A            N/A             N/A             N/A           N/A           N/A
2008  .          N/A            N/A             N/A             8.144        6.086           21
2009  .          N/A            N/A             N/A             6.086        7.463           19
2010  .          N/A            N/A             N/A             7.463        9.158           18
2011  .          N/A            N/A             N/A             9.158        8.850           14
2012  .          N/A            N/A             N/A             8.850        9.902           11
---------       ------         ------           ---            ------       ------          ---
LVIP MFS International Growth
2007  .          N/A            N/A             N/A             9.717       11.163           29
2008  .          N/A            N/A             N/A            11.163        5.606           20
2009  .          N/A            N/A             N/A             5.606        7.491           17
2010  .          N/A            N/A             N/A             7.491        8.335          593
2011  .          N/A            N/A             N/A             8.335        7.388           16
2012  .          7.726          8.581             1*            7.388        8.678           13
---------       ------         ------           ---            ------       ------          ---
LVIP MFS Value
2007  .          N/A            N/A             N/A             9.710        9.721            1*
2008  .          N/A            N/A             N/A             9.721        6.475           19
2009  .          N/A            N/A             N/A             6.475        7.704           58
2010  .          N/A            N/A             N/A             7.704        8.456          161
2011  .          N/A            N/A             N/A             8.456        8.309          164
2012  .          8.915          9.402             1*            8.309        9.508          126
---------       ------         ------           ---            ------       ------          ---
LVIP Mid-Cap Value
2007  .          N/A            N/A             N/A             9.785        8.649            6
2008  .          N/A            N/A             N/A             8.649        5.044           13
2009  .          N/A            N/A             N/A             5.044        7.068           20
2010  .          N/A            N/A             N/A             7.068        8.614           31
2011  .          N/A            N/A             N/A             8.614        7.683           23
2012  .          N/A            N/A             N/A             7.683        9.380           22
---------       ------         ------           ---            ------       ------          ---
LVIP Mondrian International Value
2003  .          N/A            N/A             N/A             9.706       13.554           69
2004  .          N/A            N/A             N/A            13.554       16.164          173
2005  .         16.060         17.788             1*           16.164       17.939          239
2006  .         17.788         22.758             1*           17.939       22.998          266
2007  .         22.758         24.970             1*           22.998       25.283          197
2008  .         24.970         15.566             1*           25.283       15.793          135
2009  .          N/A            N/A             N/A            15.793       18.880           91
2010  .          N/A            N/A             N/A            18.880       19.076           73
2011  .          N/A            N/A             N/A            19.076       18.018           60
2012  .          N/A            N/A             N/A            18.018       19.476           53
---------       ------         ------           ---            ------       ------          ---

                              with EEB                                      with EGMDB
             -------------------------------------------    -------------------------------------------
              Accumulation unit value                        Accumulation unit value
             --------------------------      Number of      --------------------------      Number of
              Beginning        End of       accumulation     Beginning        End of       accumulation
              of period        period          units         of period        period          units
             -----------    -----------    -------------    -----------    -----------    -------------
                 (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Money Market
2003  .         10.009          9.917            27            11.119         11.039          3,443
2004  .          9.917          9.845            23            11.039         10.981          2,773
2005  .          9.845          9.959            20            10.981         11.131          2,440
2006  .          9.959         10.260            22            11.131         11.490          1,755
2007  .         10.260         10.598            36            11.490         11.892          2,055
2008  .         10.598         10.675            30            11.892         12.002          2,601
2009  .         10.675         10.537            17            12.002         11.871          1,454
2010  .         10.537         10.375            12            11.871         11.711          1,000
2011  .         10.375         10.213             9            11.711         11.552            895
2012  .         10.213         10.054             4            11.552         11.394            699
---------       ------         ------            --            ------         ------          -----
LVIP Protected Profile 2010
2007  .          N/A            N/A             N/A             9.815         10.450             20
2008  .          N/A            N/A             N/A             N/A            N/A             N/A
2009  .          N/A            N/A             N/A             8.856          9.571              5
2010  .          N/A            N/A             N/A             9.571         10.494              5
2011  .          N/A            N/A             N/A            10.494         10.450              7
2012  .          N/A            N/A             N/A            10.450         11.158              7
---------       ------         ------           ---            ------         ------          -----
LVIP Protected Profile 2020
2007  .          N/A            N/A             N/A             9.551         10.296             17
2008  .          N/A            N/A             N/A            10.296          7.404             19
2009  .          N/A            N/A             N/A             7.404          9.152             31
2010  .          N/A            N/A             N/A             9.152         10.086             30
2011  .          N/A            N/A             N/A            10.086          9.941             25
2012  .          N/A            N/A             N/A             9.941         10.597             11
---------       ------         ------           ---            ------         ------          -----
LVIP Protected Profile 2030
2007  .          N/A            N/A             N/A             N/A            N/A             N/A
2008  .          N/A            N/A             N/A             N/A            N/A             N/A
2009  .          N/A            N/A             N/A             5.945          8.915              1*
2010  .          N/A            N/A             N/A             8.915          9.869              2
2011  .          N/A            N/A             N/A             9.869          9.653              2
2012  .          N/A            N/A             N/A             9.653         10.245              2
---------       ------         ------           ---            ------         ------          -----
LVIP Protected Profile 2040
2007  .          N/A            N/A             N/A             N/A            N/A             N/A
2008  .          N/A            N/A             N/A             N/A            N/A             N/A
2009  .          N/A            N/A             N/A             N/A            N/A             N/A
2010  .          N/A            N/A             N/A             N/A            N/A             N/A
2011  .          N/A            N/A             N/A             N/A            N/A             N/A
2012  .          N/A            N/A             N/A             N/A            N/A             N/A
---------       ------         ------           ---            ------         ------          -----
LVIP Protected Profile Conservative
2005  .          N/A            N/A             N/A             9.991         10.266            113
2006  .          N/A            N/A             N/A            10.266         11.041            183
2007  .          N/A            N/A             N/A            11.041         11.705            228
2008  .          N/A            N/A             N/A            11.705          9.390            265
2009  .          N/A            N/A             N/A             9.390         11.532            258
2010  .          N/A            N/A             N/A            11.532         12.535            219
2011  .          N/A            N/A             N/A            12.535         12.784            190
2012  .          N/A            N/A             N/A            12.784         13.805            153
---------       ------         ------           ---            ------         ------          -----
LVIP Protected Profile Growth
2005  .          N/A            N/A             N/A             9.989         10.661             99
2006  .          N/A            N/A             N/A            10.661         11.970            124
2007  .          N/A            N/A             N/A            11.970         12.929            177
2008  .          N/A            N/A             N/A            12.929          8.468            123
2009  .          N/A            N/A             N/A             8.468         10.748            135
2010  .          N/A            N/A             N/A            10.748         11.915             96
2011  .          N/A            N/A             N/A            11.915         11.721             75
2012  .         12.153         12.395             7            11.721         12.584             78
---------       ------         ------           ---            ------         ------          -----

                             with EEB                                    with EGMDB
             ----------------------------------------    -------------------------------------------
             Accumulation unit value                      Accumulation unit value
             -----------------------      Number of      --------------------------      Number of
              Beginning      End of      accumulation     Beginning        End of       accumulation
              of period      period         units         of period        period          units
             -----------    --------    -------------    -----------    -----------    -------------
               (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Protected Profile Moderate
2005  .      N/A              N/A            N/A            10.041         10.484            93
2006  .      N/A              N/A            N/A            10.484         11.555           348
2007  .      N/A              N/A            N/A            11.555         12.420           386
2008  .      N/A              N/A            N/A            12.420          8.964           353
2009  .      N/A              N/A            N/A             8.964         11.290           368
2010  .      N/A              N/A            N/A            11.290         12.433           309
2011  .      12.296         12.211             1*           12.433         12.372           290
2012  .      12.211         13.137             1*           12.372         13.338           273
---------    ------         ------           ---            ------         ------           ---
LVIP SSgA Bond Index
2008  .      N/A              N/A            N/A            10.103         10.470           128
2009  .      N/A              N/A            N/A            10.470         10.765           231
2010  .      N/A              N/A            N/A            10.765         11.221           330
2011  .      N/A              N/A            N/A            11.221         11.854           673
2012  .      N/A              N/A            N/A            11.854         12.110           284
---------    ------         ------           ---            ------         ------           ---
LVIP SSgA Conservative Index Allocation
2010  .      N/A              N/A            N/A             N/A            N/A             N/A
2011  .      N/A              N/A            N/A             N/A            N/A             N/A
2012  .      N/A              N/A            N/A            11.192         11.327            11
---------    ------         ------           ---            ------         ------           ---
LVIP SSgA Conservative Structured Allocation
2010  .      N/A              N/A            N/A            10.333         10.403             1*
2011  .      N/A              N/A            N/A            10.403         10.519             1*
2012  .      N/A              N/A            N/A            10.519         11.211             4
---------    ------         ------           ---            ------         ------           ---
LVIP SSgA Developed International 150
2008  .      N/A              N/A            N/A             9.170          6.267            12
2009  .      N/A              N/A            N/A             6.267          8.919            26
2010  .      N/A              N/A            N/A             8.919          9.410            30
2011  .      N/A              N/A            N/A             9.410          8.133            35
2012  .      N/A              N/A            N/A             8.133          9.092            33
---------    ------         ------           ---            ------         ------           ---
LVIP SSgA Emerging Markets 100
2008  .      N/A              N/A            N/A             9.499          6.058            10
2009  .      N/A              N/A            N/A             6.058         11.319            34
2010  .      N/A              N/A            N/A            11.319         14.213            46
2011  .      N/A              N/A            N/A            14.213         11.891            44
2012  .      N/A              N/A            N/A            11.891         13.178            36
---------    ------         ------           ---            ------         ------           ---
LVIP SSgA Global Tactical Allocation RPM(11)
2005  .      N/A              N/A            N/A            10.102         10.897            82
2006  .      N/A              N/A            N/A            10.897         12.492           171
2007  .      N/A              N/A            N/A            12.492         13.642           116
2008  .      N/A              N/A            N/A            13.642          7.988           102
2009  .      N/A              N/A            N/A             7.988         10.277           128
2010  .      N/A              N/A            N/A            10.277         10.994            31
2011  .      10.872         10.695             1*           10.994         10.837            22
2012  .      10.695         11.670             1*           10.837         11.848            19
---------    ------         ------           ---            ------         ------           ---
LVIP SSgA International Index
2008  .      N/A              N/A            N/A             9.474          6.403            13
2009  .      N/A              N/A            N/A             6.403          8.053            30
2010  .      N/A              N/A            N/A             8.053          8.479            58
2011  .      N/A              N/A            N/A             8.479          7.308            67
2012  .      N/A              N/A            N/A             7.308          8.491            66
---------    ------         ------           ---            ------         ------           ---
LVIP SSgA Large Cap 100
2008  .      N/A              N/A            N/A             9.119          6.980            24
2009  .      N/A              N/A            N/A             6.980          9.289            41
2010  .      N/A              N/A            N/A             9.289         10.891            59
2011  .      N/A              N/A            N/A            10.891         10.961            72
2012  .      N/A              N/A            N/A            10.961         12.100            57
---------    ------         ------           ---            ------         ------           ---
LVIP SSgA Moderate Index Allocation
2010  .      N/A              N/A            N/A             N/A            N/A             N/A
2011  .      N/A              N/A            N/A             N/A            N/A             N/A
2012  .      N/A              N/A            N/A             N/A            N/A             N/A
---------    ------         ------           ---            ------         ------           ---

                              with EEB                                     with EGMDB
             -------------------------------------------    ----------------------------------------
              Accumulation unit value                       Accumulation unit value
             --------------------------      Number of      -----------------------      Number of
              Beginning        End of       accumulation     Beginning      End of      accumulation
              of period        period          units         of period      period         units
             -----------    -----------    -------------    -----------    --------    -------------
               (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Moderate Structured Allocation
2010  .          N/A            N/A             N/A             N/A           N/A           N/A
2011  .         10.555         10.392             1*           10.564       10.421           24
2012  .         10.392         11.276             1*           10.421       11.331           24
---------       ------         ------           ---            ------       ------          ---
LVIP SSgA Moderately Aggressive Index Allocation
2010  .          N/A            N/A             N/A             N/A           N/A           N/A
2011  .          N/A            N/A             N/A             N/A           N/A           N/A
2012  .          N/A            N/A             N/A            10.759       11.492           13
---------       ------         ------           ---            ------       ------          ---
LVIP SSgA Moderately Aggressive Structured Allocation
2010  .          N/A            N/A             N/A             N/A           N/A           N/A
2011  .          N/A            N/A             N/A            10.859       10.495            5
2012  .          N/A            N/A             N/A            10.495       11.499            5
---------       ------         ------           ---            ------       ------          ---
LVIP SSgA S&P 500 Index(5)
2005  .          N/A            N/A             N/A            10.095       10.275           13
2006  .          N/A            N/A             N/A            10.275       11.545           12
2007  .          N/A            N/A             N/A            11.551       11.468           20
2008  .          N/A            N/A             N/A            11.468        7.102           60
2009  .          7.792          8.751             1*            7.102        8.832          105
2010  .          8.751          9.881             1*            8.832        9.992          112
2011  .          9.881          9.904             1*            9.992       10.035          123
2012  .          9.904         11.272             1*           10.035       11.444           91
---------       ------         ------           ---            ------       ------          ---
LVIP SSgA Small-Cap Index
2007  .          N/A            N/A             N/A             9.914        9.158            8
2008  .          N/A            N/A             N/A             9.158        5.948           30
2009  .          N/A            N/A             N/A             5.948        7.373           47
2010  .          N/A            N/A             N/A             7.373        9.152           44
2011  .          N/A            N/A             N/A             9.152        8.591           55
2012  .          N/A            N/A             N/A             8.591        9.794           44
---------       ------         ------           ---            ------       ------          ---
LVIP SSgA Small-Mid Cap 200
2008  .          N/A            N/A             N/A             9.073        7.231            7
2009  .          9.219         10.755             1*            7.231       10.788           12
2010  .         10.755         13.488             1*           10.788       13.556           18
2011  .         13.488         12.948             1*           13.556       13.039           14
2012  .         12.948         14.468             1*           13.039       14.600           12
---------       ------         ------           ---            ------       ------          ---
LVIP T. Rowe Price Growth Stock
2007  .          N/A            N/A             N/A             9.841        9.936           17
2008  .          N/A            N/A             N/A             9.936        5.684           18
2009  .          N/A            N/A             N/A             5.684        7.999           38
2010  .          7.958          9.119             1*            7.999        9.185           34
2011  .          9.119          8.804             1*            9.185        8.886           36
2012  .          8.804         10.225             1*            8.886       10.341           36
---------       ------         ------           ---            ------       ------          ---
LVIP T. Rowe Price Structured Mid-Cap Growth
2003  .          N/A            N/A             N/A            11.106       12.339            3
2004  .          N/A            N/A             N/A            12.339       13.795            2
2005  .          N/A            N/A             N/A            13.795       14.902           15
2006  .          N/A            N/A             N/A            14.902       16.017            5
2007  .          N/A            N/A             N/A            16.017       17.895            6
2008  .          N/A            N/A             N/A            17.895       10.073           13
2009  .          N/A            N/A             N/A            10.073       14.499           24
2010  .          N/A            N/A             N/A            14.499       18.309           30
2011  .          N/A            N/A             N/A            18.309       17.311           28
2012  .          N/A            N/A             N/A            17.311       19.805           28
---------       ------         ------           ---            ------       ------          ---
LVIP Templeton Growth RPM
2007  .          N/A            N/A             N/A             9.811        9.807           14
2008  .          N/A            N/A             N/A             9.807        6.005           18
2009  .          N/A            N/A             N/A             6.005        7.569           14
2010  .          N/A            N/A             N/A             7.569        7.934           11
2011  .          N/A            N/A             N/A             7.934        7.562           15
2012  .          N/A            N/A             N/A             7.562        9.017           14
---------       ------         ------           ---            ------       ------          ---

                              with EEB                                     with EGMDB
             -------------------------------------------    ----------------------------------------
              Accumulation unit value                       Accumulation unit value
             --------------------------      Number of      -----------------------      Number of
              Beginning        End of       accumulation     Beginning      End of      accumulation
              of period        period          units         of period      period         units
             -----------    -----------    -------------    -----------    --------    -------------
               (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP UBS Large Cap Growth RPM
2003  .          N/A            N/A             N/A            10.332       12.207             9
2004  .          N/A            N/A             N/A            12.207       12.641            21
2005  .          N/A            N/A             N/A            12.641       12.957            34
2006  .          N/A            N/A             N/A            12.957       13.978            27
2007  .          N/A            N/A             N/A            13.978       16.556            36
2008  .         15.319          9.530             1*           16.556        9.637             8
2009  .          9.530         12.958             1*            9.637       13.131             8
2010  .         12.958         14.165             1*           13.131       14.383             5
2011  .          N/A            N/A             N/A            14.383       13.342             2
2012  .          N/A            N/A             N/A            13.342       15.275             2
---------       ------         ------           ---            ------       ------            --
LVIP Vanguard Domestic Equity ETF
2011  .          N/A            N/A             N/A            10.059        9.362             3
2012  .          N/A            N/A             N/A             9.362       10.605             5
---------       ------         ------           ---            ------       ------            --
LVIP Vanguard International Equity ETF
2011  .          N/A            N/A             N/A            10.285        8.353             4
2012  .          N/A            N/A             N/A             8.353        9.805             7
---------       ------         ------           ---            ------       ------            --
MFS VIT Core Equity
2003  .          N/A            N/A             N/A             8.235       10.322             1*
2004  .          N/A            N/A             N/A            10.322       11.408             7
2005  .          N/A            N/A             N/A            11.408       11.414             5
2006  .          N/A            N/A             N/A            11.414       12.776             4
2007  .          N/A            N/A             N/A            12.776       13.968             2
2008  .          N/A            N/A             N/A            13.968        8.358             1*
2009  .          N/A            N/A             N/A             8.358       10.898             3
2010  .          N/A            N/A             N/A            10.898       12.559             1*
2011  .          N/A            N/A             N/A            12.559       12.226             1*
2012  .          N/A            N/A             N/A            12.226       13.978             4
---------       ------         ------           ---            ------       ------            --
MFS VIT Growth
2003  .          7.911         10.139             3             6.642        8.529         1,322
2004  .         10.139         11.271             3             8.529        9.501         1,088
2005  .         11.271         12.111             4             9.501       10.230           879
2006  .         12.111         12.860             3            10.230       10.884           671
2007  .         12.860         15.335             1*           10.884       13.005           503
2008  .         15.335          9.445             2            13.005        8.025           363
2009  .          9.445         12.796             1*            8.025       10.895           289
2010  .         12.796         14.524             1*           10.895       12.392           244
2011  .         14.524         14.247             1*           12.392       12.180           210
2012  .         14.247         16.459             1*           12.180       14.099           189
---------       ------         ------           ---            ------       ------         -----
MFS VIT Total Return
2003  .          9.602         10.992            49            10.896       12.499         3,965
2004  .         10.992         12.042            50            12.499       13.720         3,555
2005  .         12.042         12.185            46            13.720       13.911         3,177
2006  .         12.185         13.418            42            13.911       15.349         2,489
2007  .         13.418         13.761            40            15.349       15.774         1,910
2008  .         13.761         10.546            33            15.774       12.112         1,364
2009  .         10.546         12.249            30            12.112       14.097         1,054
2010  .         12.249         13.252            14            14.097       15.281           881
2011  .         13.252         13.273            13            15.281       15.336           726
2012  .         13.273         14.532            13            15.336       16.825           598
---------       ------         ------           ---            ------       ------         -----
MFS VIT Utilities
2003  .          7.126          9.531            22             7.942       10.642         2,491
2004  .          9.531         12.212            16            10.642       13.664         2,202
2005  .         12.212         14.042            16            13.664       15.743         2,081
2006  .         14.042         18.140            17            15.743       20.377         1,653
2007  .         18.140         22.832            17            20.377       25.700         1,226
2008  .         22.832         14.005            13            25.700       15.796           955
2009  .         14.005         18.361             6            15.796       20.750           862
2010  .         18.361         20.565             1*           20.750       23.287           514
2011  .         20.565         21.612             1*           23.287       24.521           425
2012  .         21.612         24.136             1*           24.521       27.441           358
---------       ------         ------           ---            ------       ------         -----

                             with EEB                                   with EGMDB
             ----------------------------------------    ----------------------------------------
             Accumulation unit value                     Accumulation unit value
             -----------------------      Number of      -----------------------      Number of
              Beginning      End of      accumulation     Beginning      End of      accumulation
              of period      period         units         of period      period         units
             -----------    --------    -------------    -----------    --------    -------------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
NB AMT Mid Cap Growth
2003  .      N/A              N/A            N/A             8.370       10.570           84
2004  .      10.522         12.044             1*           10.570       12.123          114
2005  .      12.044         13.482             1*           12.123       13.597          145
2006  .      13.482         15.218             4            13.597       15.378          126
2007  .      15.218         18.350             2            15.378       18.581          121
2008  .      18.350         10.226             2            18.581       10.376           60
2009  .      10.226         13.244             2            10.376       13.465           31
2010  .      13.244         16.827             2            13.465       17.141           34
2011  .      16.827         16.638             2            17.141       16.983           28
2012  .      16.638         18.407             2            16.983       18.826           23
---------    ------         ------           ---            ------       ------          ---
NB AMT Mid Cap Intrinsic Value
2003  .      N/A              N/A            N/A             9.842       13.184           48
2004  .      13.123         15.802             1*           13.184       15.907          145
2005  .      15.802         17.418             1*           15.907       17.569          225
2006  .      17.418         19.055             1*           17.569       19.259          163
2007  .      19.055         19.372             1*           19.259       19.618           98
2008  .      19.372         10.329             1*           19.618       10.481           52
2009  .      N/A              N/A            N/A            10.481       15.148           32
2010  .      N/A              N/A            N/A            15.148       18.849           23
2011  .      N/A              N/A            N/A            18.849       17.379           15
2012  .      N/A              N/A            N/A            17.379       19.798           11
---------    ------         ------           ---            ------       ------          ---
PIMCO VIT CommodityRealReturn Strategy
2009  .      N/A              N/A            N/A            10.119       12.518            8
2010  .      N/A              N/A            N/A            12.518       15.338           11
2011  .      N/A              N/A            N/A            15.338       13.983           18
2012  .      N/A              N/A            N/A            13.983       14.496           13
---------    ------         ------           ---            ------       ------          ---
Putnam VT Global Health Care
2003  .      N/A              N/A            N/A             8.306        9.697           16
2004  .      N/A              N/A            N/A             9.697       10.244           32
2005  .      N/A              N/A            N/A            10.244       11.434          225
2006  .      N/A              N/A            N/A            11.434       11.590           51
2007  .      N/A              N/A            N/A            11.590       11.361           33
2008  .      N/A              N/A            N/A            11.361        9.290          206
2009  .      N/A              N/A            N/A             9.290       11.543           20
2010  .      N/A              N/A            N/A            11.543       11.663           18
2011  .      N/A              N/A            N/A            11.663       11.366           19
2012  .      N/A              N/A            N/A            11.366       13.703          194
---------    ------         ------           ---            ------       ------          ---
Putnam VT Growth & Income
2003  .      N/A              N/A            N/A             8.684       10.908           12
2004  .      N/A              N/A            N/A            10.908       11.952           18
2005  .      N/A              N/A            N/A            11.952       12.402           24
2006  .      N/A              N/A            N/A            12.402       14.175           16
2007  .      N/A              N/A            N/A            14.175       13.134           15
2008  .      N/A              N/A            N/A            13.134        7.939            7
2009  .      N/A              N/A            N/A             7.939       10.163            5
2010  .      N/A              N/A            N/A            10.163       11.463            1*
2011  .      N/A              N/A            N/A            11.463       10.778            1*
2012  .      N/A              N/A            N/A            10.778       12.663            1*
---------    ------         ------           ---            ------       ------          ---



* The numbers of accumulation units less than 500 were rounded up to one.

(1) Effective following the close of business on May 19, 2003 shares of the American Funds International Fund were substituted for shares of the Delaware VIP Emerging Market Series. In 2004, the Delaware VIP Emerging Markets Series subaccount was added to the product.

(2) Effective following the close of business on or about April 30, 2003, the Delaware VIP Devon Series merged with and into the Delaware Large Cap Value Series, which changed its name to the Delaware Value Series in 2004.


(3) Effective following the close of business on May 19, 2003, shares of the Lincoln VIP Social Awareness Series were substituted for shares of the Delaware VIP Social Awareness Series. The values in the table for periods prior to the substitution reflect investment in the Delaware VIP Social Awareness Series.

(4) Effective following the close of business on May 19, 2003, shares of the Scudder VIT Small Cap Index Fund were substituted for shares of the Scudder SVS Small Cap Growth Portfolio. The values in the table for periods prior to the substitution reflect investment in the Scudder SVS Small Cap Growth Portfolio.

(5) Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP SSgA S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Lincoln Core Fund.

(6) Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.

(7) Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.

(8) Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.

(9) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.

(10) Effective October 9, 2010, the Delaware VIP (Reg. TM) Trend Series was reorganized into the Delaware VIP (Reg. TM) Smid Cap Growth Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP (Reg. TM) Trend Series.

(11) Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSgA Global Tactical Allocation Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.^

                             SAI 1

Lincoln ChoicePlusSM
Lincoln Life Variable Annuity Account N  (Registrant)

The Lincoln National Life Insurance Company  (Depositor)



Statement of Additional Information (SAI)

This SAI should be read in conjunction with the Lincoln ChoicePlusSM prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2013. You may obtain a copy of the Lincoln ChoicePlusSM prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-888-868-2583.




Table of Contents





Item                                             Page
Special Terms                                   B-2
Services                                        B-2
Principal Underwriter                           B-2
Purchase of Securities Being Offered            B-2
Interest Adjustment Example                     B-2
Annuity Payouts                                 B-4
Examples of Regular Income Payment
Calculations                                    B-5


Item                                             Page
Determination of Accumulation and Annuity Unit
Value                                           B-5
Capital Markets                                 B-5
Advertising & Ratings                           B-6
About the S&P 500 Index                         B-6
Additional Services                             B-6
Other Information                               B-7
Financial Statements                            B-7


This SAI is not a prospectus.

The date of this SAI is May 1, 2013.

Special Terms

The special terms used in this SAI are the ones defined in the Prospectus.


Services

Independent Registered Public Accounting Firm

Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) our financial statements of the Lincoln Life Variable Annuity Account N as of December 31, 2012 and for the year then ended and the statement of changes in net assets in the year ended December 31, 2011; and b) our consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.



Keeper of Records

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.



Principal Underwriter

Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of Lincoln Life, serves as principal underwriter (the "Principal Underwriter") for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively, "LFN"), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $289,902,595, $358,027,469 and $437,205,763 to LFA and Selling Firms in 2010, 2011 and 2012 respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.




Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender chargemay be reduced or waived.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.



Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a market value adjustment in your contract.

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE

                             CASH SURRENDER VALUES



         Single Premium..................    $50,000
         Premium taxes...................    None
         Withdrawals.....................    None
         Guaranteed Period...............    5 years
         Guaranteed Interest Rate........    3.50%
         Annuity Date....................    Age 70
         Index Rate A....................    3.50%
         Index Rate B....................    4.00% End of contract year 1
                                             3.50% End of contract year 2
                                             3.00% End of contract year 3
                                             2.00% End of contract year 4
         Percentage adjustment to B......    0.50%



         Interest Adjustment Formula                  (1 + Index A)n
                                              ------------------------------
                                                                             -1
         n = Remaining Guaranteed Period      (1 + Index B + % Adjustment)n

                          SURRENDER VALUE CALCULATION


                                                   (3)
                   (1)             (2)          Adjusted     (4)         (5)         (6)         (7)
                 Annuity      1 + Interest       Annuity   Minimum   Greater of   Surrender   Surrender
Contract Year     Value    Adjustment Formula     Value     Value     (3) & (4)     Charge      Value
--------------- --------- -------------------- ---------- --------- ------------ ----------- ----------
1..............  $51,710       0.962268         $49,759    $50,710     $50,710      $4,250    $46,460
2..............  $53,480       0.985646         $52,712    $51,431     $52,712      $4,250    $48,462
3..............  $55,312       1.000000         $55,312    $52,162     $55,312      $4,000    $51,312
4..............  $57,208       1.009756         $57,766    $52,905     $57,766      $3,500    $54,266
5..............  $59,170          N/A           $59,170    $53,658     $59,170      $3,000    $56,170

                           ANNUITY VALUE CALCULATION



                   BOY*                             Annual         EOY**
                 Annuity         Guaranteed        Account        Annuity
Contract Year     Value        Interest Rate         Fee           Value
--------------- ---------     ---------------     ---------     ----------
 1..............$50,000   x       1.035       -   $40       =   $51,710
 2..............$51,710   x       1.035       -   $40       =   $53,480
 3..............$53,480   x       1.035       -   $40       =   $55,312
 4..............$55,312   x       1.035       -   $40       =   $57,208
 5..............$57,208   x       1.035       -   $40       =   $59,170

                         SURRENDER CHARGE CALCULATION



                 Surrender
                  Charge                      Surrender
Contract Year     Factor        Deposit        Charge
--------------- ----------     ---------     ----------
 1..............   8.5%    x   $50,000   =   $4,250
 2..............   8.5%    x   $50,000   =   $4,250
 3..............   8.0%    x   $50,000   =   $4,000
 4..............   7.0%    x   $50,000   =   $3,500
 5..............   6.0%    x   $50,000   =   $3,000

                       1 + INTEREST ADJUSTMENT FORMULA CALCULATION



Contract Year    Index A   Index B   Adj Index B     N     Result
--------------- --------- --------- ------------- ------ ---------
1..............  3.50%     4.00%       4.50%         4   0.962268
2..............  3.50%     3.50%       4.00%         3   0.985646
3..............  3.50%     3.00%       3.50%         2   1.000000
4..............  3.50%     2.00%       2.50%         1   1.009756
5..............  3.50%      N/A         N/A         N/A     N/A

                           MINIMUM VALUE CALCULATION



                                   Minimum           Annual
                                  Guaranteed        Account        Minimum
Contract Year                   Interest Rate         Fee           Value
---------------                ---------------     ---------     ----------
 1..............$50,000    x       1.015       -   $40       =   $50,710
 2..............$50,710    x       1.015       -   $40       =   $51,431
 3..............$51,431    x       1.015       -   $40       =   $52,162
 4..............$52,162    x       1.015       -   $40       =   $52,905
 5..............$52,905    x       1.015       -   $40       =   $53,658


                             * BOY = beginning of year

                                        ** EOY = end of year



Annuity Payouts

Variable Annuity Payouts
Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.

In order to determine the amount of variable annuity payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and
 o third, we calculate the value of the annuity units each period thereafter.

These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 4% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.

Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an Annuity Commencement Date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table.


The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.




Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the regular income payments. These examples assume that the investment return is the same as the assumed investment return
(AIR) to make the regular income payment calculations simpler to understand. The regular income payments will vary based on the investment performance of the underlying funds.



         Annuitant............................ Male, Age 65
         Secondary Life....................... Female, Age 63
         Purchase Payment..................... $200,000.00
         Regular Income Payment Frequency..... Annual
         AIR.................................. 4.0%
         Hypothetical Investment Return....... 4.0%

                                               20-year Access Period    30-Year Access Period
         Regular Income Payment............... $ 10,600.94              $10,004.94

A 10% withdrawal from the account value will reduce the regular income payments by 10% to $9,540.85 with the 20-year access period and $9,004.45 with the 30-year access period.

At the end of the 20-year access period, the remaining account value of $109,921.94 (assuming no withdrawals) will be used to continue the $10,600.94 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. At the end of the 30-year access period, the remaining account value of $65,108.01 (assuming no withdrawals) will be used to continue the $10,004.94 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. (Note: the regular income payments during the lifetime income period will vary with the investment performance of the underlying funds).



Determination of Accumulation and Annuity Unit Value
A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.

Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.


Capital Markets

In any particular year, our capital may increase or decrease depending on a variety of factors - the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.

Advertising & Ratings

We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is positive for Moody's and stable for A.M. Best, Fitch, and Standard & Poor's. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.


About the S&P 500 Index


Investors look to indexes as a standard of market performance. Indexes are groups of stocks or bonds selected to represent an entire market. The S&P 500 Index is a widely used measure of large US company stock performance. It consists of the common stocks of 500 major corporations selected according to size, frequency and ease by which their stocks trade, and range and diversity of the American economy.


In some cases, fund names and/or their objectives may include references to certain indices, such as the S&P 500 Index. Neither the contract nor the funds are sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the contract or any member of the public regarding the advisability of investing in securities generally or in the contract particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the contract. S&P has no obligation to take the needs of the Licensee or the owners of the contract into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the contract or the timing of the issuance or sale of the contract or in the determination or calculation of the equation by which the contract is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the contract.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



Additional Services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain subaccounts, or the fixed side (if available) of the contract into the subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
 o the Annuity Commencement Date;
 o the value of the amount being DCA'd is depleted; or
 o you cancel the program by written request or by telephone if we have your telephone authorization on file. Currently, there is no charge for this service. However, we reserve the right to impose one.

We reserve the right to restrict access to this program at any time.

A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or market value Adjustment which may apply to transfers. Upon receipt of an additional purchase payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional purchase payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.


Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to us. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.


Cross Reinvestment Program/Earnings Sweep Program - Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.

Beginning May 1, 2010, the cross reinvestment service is no longer available unless the contractowner has enrolled in this service prior to this date. Contractowners who are currently enrolled in this service will not be impacted by this change.

Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date. Currently, there is no charge for this service. However, we reserve the right to impose one.



Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.



Financial Statements

The December 31, 2012 financial statements of the VAA and the December 31, 2012 consolidated financial statements of Lincoln Life appear on the following pages.

                          PROSPECTUS 2

Lincoln ChoicePlus IISM
Lincoln Life Variable Annuity Account N
Individual Variable Annuity Contracts
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnFinancial.com
1-888-868-2583


This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life or Company). This contract is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth
IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. However, IRAs provide tax deferral whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate Contract Value and to provide retirement income over a certain period of time, or for life, subject to certain conditions. The benefits offered under this contract may be a variable or fixed amount, if available, or a combination of both. If you die before the Annuity Commencement Date, we will pay your Beneficiary a Death Benefit. In the alternative, you generally may choose to receive a Death Benefit upon the death of the Annuitant.

The state in which your contract is issued will govern whether or not certain features, riders, restrictions, limitations, charges and fees will apply to your contract. You should refer to your contract for these state-specific features. Please check with your registered representative regarding their availability.

The minimum initial Purchase Payment for the contract is $10,000. Additional Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.

Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. Also, an Interest Adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a Guaranteed Period.

All Purchase Payments for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract's variable options. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.


The available funds are listed below:


AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II):
     Invesco V.I. American Franchise Fund*
    (formerly Invesco Van Kampen V.I. American Franchise Fund)
     Invesco V.I. Core Equity Fund*
     Invesco V.I. International Growth Fund*

AllianceBernstein Variable Products Series Fund (Class B):
     AllianceBernstein VPS Global Thematic Growth Portfolio AllianceBernstein VPS Growth and Income Portfolio** AllianceBernstein VPS International Value Portfolio*, **

     AllianceBernstein VPS Large Cap Growth Portfolio*
     AllianceBernstein VPS Small/Mid Cap Value Portfolio

American Century Variable Portfolios II, Inc. (Class II):
   American Century Investments VP Inflation Protection Fund**

American Funds Insurance Series (Reg. TM) (Class 2):
     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund

     American Funds International Fund

BlackRock Variable Series Funds, Inc. (Class III):
     BlackRock Global Allocation V.I. Fund

Delaware VIP (Reg. TM) Trust (Service Class):
     Delaware VIP (Reg. TM) Diversified Income Series
     Delaware VIP (Reg. TM) Emerging Markets Series
     Delaware VIP (Reg. TM) High Yield Series
     Delaware VIP (Reg. TM) Limited-Term Diversified Income Series Delaware VIP (Reg. TM) REIT Series
     Delaware VIP (Reg. TM) Small Cap Value Series
     Delaware VIP (Reg. TM) Smid Cap Growth Series
     Delaware VIP (Reg. TM) U.S. Growth Series
     Delaware VIP (Reg. TM) Value Series

DWS Investments VIT Funds (Class A):
     DWS Equity 500 Index VIP
     DWS Small Cap Index VIP

DWS Variable Series II (Class B):
     DWS Alternative Asset Allocation VIP Portfolio

Fidelity (Reg. TM) Variable Insurance Products (Service Class 2):
     Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio
     Fidelity (Reg. TM) VIP Equity-Income Portfolio*, **
     Fidelity (Reg. TM) VIP Growth Portfolio

     Fidelity (Reg. TM) VIP Mid Cap Portfolio

     Fidelity (Reg. TM) VIP Overseas Portfolio**

Franklin Templeton Variable Insurance Products Trust
     (Class 2):
     FTVIPT Franklin Income Securities Fund
     FTVIPT Franklin Small-Mid Cap Growth Securities Fund**
     FTVIPT Mutual Shares Securities Fund
     FTVIPT Templeton Global Bond Securities Fund
     FTVIPT Templeton Growth Securities Fund

Janus Aspen Series (Service Class):
     Janus Aspen Balanced Portfolio*
     Janus Aspen Enterprise Portfolio*
     Janus Aspen Global Research Portfolio*
     (formerly Janus Aspen Worldwide Portfolio)

Lincoln Variable Insurance Products Trust (Standard Class):
     LVIP Delaware Bond Fund
     LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund LVIP Delaware Social Awareness Fund
     LVIP Mondrian International Value Fund
     LVIP Money Market Fund
     LVIP T. Rowe Price Structured Mid-Cap Growth Fund
     LVIP UBS Large Cap Growth RPM Fund
     (formerly LVIP Janus Capital Appreciation Fund)

Lincoln Variable Insurance Products Trust (Service Class):
     LVIP Baron Growth Opportunities Fund
     LVIP BlackRock Emerging Markets RPM Fund
    (formerly LVIP BlackRock Emerging Markets Index RPM Fund)
     LVIP BlackRock Equity Dividend RPM Fund
     (formerly LVIP Wells Fargo Intrinsic Value Fund)
     LVIP BlackRock Inflation Protected Bond Fund
     LVIP Capital Growth Fund
     LVIP Clarion Global Real Estate Fund
     (formerly LVIP Cohen & Steers Global Real Estate Fund)
     LVIP Columbia Small-Mid Cap Growth RPM Fund

     (formerly LVIP Turner Mid-Cap Growth Fund)
     LVIP Delaware Diversified Floating Rate Fund
     LVIP Delaware Growth and Income Fund
     LVIP Delaware Special Opportunities Fund
     LVIP Dimensional Non-U.S. Equity RPM Fund
     (formerly LVIP Dimensional Non-U.S. Equity Fund)
     LVIP Dimensional U.S. Equity RPM Fund
     (formerly LVIP Dimensional U.S. Equity Fund)
     LVIP Dimensional/Vanguard Total Bond Fund
     LVIP Global Income Fund
     LVIP JPMorgan High Yield Fund
     (formerly J.P. Morgan High Yield Fund)
     LVIP JPMorgan Mid Cap Value RPM Fund
     (formerly LVIP Columbia Value Opportunities Fund)
     LVIP MFS International Growth Fund
     LVIP MFS International Growth RPM Fund*
     LVIP MFS Value Fund
     LVIP Mid-Cap Value Fund
     LVIP RPM BlackRock Global Allocation V.I Fund*
     LVIP RPM Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio* LVIP SSgA Bond Index Fund
     LVIP SSgA Conservative Index Allocation Fund
     LVIP SSgA Conservative Structured Allocation Fund
     LVIP SSgA Developed International 150 Fund
     LVIP SSgA Emerging Markets 100 Fund
     LVIP SSgA Global Tactical Allocation RPM Fund
     (formerly LVIP SSgA Global Tactical Allocation Fund)
     LVIP SSgA International Index Fund
     LVIP SSgA Large Cap 100 Fund
     LVIP SSgA Large Cap RPM Fund*
     LVIP SSgA Moderate Index Allocation Fund
     LVIP SSgA Moderate Structured Allocation Fund
     LVIP SSgA Moderately Aggressive Index Allocation Fund
     LVIP SSgA Moderately Aggressive Structured Allocation Fund
     LVIP SSgA Small-Cap RPM Fund*
     LVIP SSgA Small-Mid Cap 200 Fund
     LVIP SSgA S&P 500 Index Fund***
     LVIP SSgA Small-Cap Index Fund
     LVIP T. Rowe Price Growth Stock Fund
     LVIP Templeton Growth RPM Fund
     (formerly LVIP Templeton Growth Fund)
     LVIP Vanguard Domestic Equity ETF Fund
     LVIP Vanguard International Equity ETF Fund
     LVIP Protected Profile 2010 Fund
     LVIP Protected Profile 2020 Fund
     LVIP Protected Profile 2030 Fund
     LVIP Protected Profile 2040 Fund
     LVIP Protected Profile Conservative Fund
     LVIP Protected Profile Growth Fund
     LVIP Protected Profile Moderate Fund

MFS (Reg. TM) Variable Insurance TrustSM (Service Class):
     MFS (Reg. TM) VIT Core Equity Series*
     MFS (Reg. TM) VIT Growth Series
     MFS (Reg. TM) VIT Total Return Series**
     MFS (Reg. TM) VIT Utilities Series

Neuberger Berman Advisers Management Trust (I Class):
     Neuberger Berman AMT Mid-Cap Growth Portfolio**
     Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio*

PIMCO Variable Insurance Trust (Advisor Class):
     PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio

Putnam Variable Trust (Class IB):
     Putnam VT Global Health Care Fund*
     Putnam VT Growth & Income Fund*


* Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.

** It is currently anticipated that on or about May 17, 2013, we will close and replace these Investment options. See the Description of the Funds section for further information.

*** "Standard & Poor's (Reg. TM)", "S&P 500 (Reg. TM)", "Standard & Poor's 500
    (Reg. TM)" and "500" are trademarks of Standard & Poor's Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.





This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.


Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

May 1, 2013

Table of Contents




Item                                                          Page
Special Terms                                                   5
Expense Tables                                                  8
Summary of Common Questions                                    13
The Lincoln National Life Insurance Company                    16
Variable Annuity Account (VAA)                                 17
Investments of the Variable Annuity Account                    17
Charges and Other Deductions                                   24
The Contracts                                                  34
 Purchase Payments                                             35
 Transfers On or Before the Annuity Commencement Date          36
 Surrenders and Withdrawals                                    39
 Death Benefit                                                 42
 Investment Requirements                                       47
 Living Benefit Riders                                         54
 Lincoln Lifetime IncomeSM Advantage 2.0                       54
 Lincoln Lifetime IncomeSM Advantage                           65
 Lincoln SmartSecurity (Reg. TM) Advantage                     74
 4LATER (Reg. TM) Advantage Protected Funds                    79
 i4LIFE (Reg. TM) Advantage                                    82
 Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage     87
 4LATER (Reg. TM) Advantage                                    94
 Annuity Payouts                                               98
 Fixed Side of the Contract                                   106
Distribution of the Contracts                                 109
Federal Tax Matters                                           110
Additional Information                                        115
 Voting Rights                                                115
 Return Privilege                                             116
 Other Information                                            116
 Legal Proceedings                                            116
Contents of the Statement of Additional Information (SAI)
for Lincoln Life Variable Annuity Account N                   117
Appendix A - Condensed Financial Information                  A-1

Special Terms
In this prospectus, the following terms have the indicated meanings:

4LATER (Reg. TM) Advantage or 4LATER (Reg. TM)-An option that provides an Income Base during the accumulation period, which can be used to establish a Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage in the future.


4LATER (Reg. TM) Advantage Protected Funds-An option that provides an Income Base during the accumulation period, which can be used to establish a Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds if you adhere to certain Investment Requirements.

5% Enhancement-A feature under Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 and 4LATER (Reg. TM) Advantage Protected Funds in which the Guaranteed Amount or Income Base, as applicable, minus Purchase Payments received in that year, will be increased by 5%, subject to certain conditions.

Access Period-Under i4LIFE (Reg. TM) Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.

Account or Variable Annuity Account (VAA)-The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Account Value-Under i4LIFE (Reg. TM) Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE (Reg. TM) Advantage is effective (or initial Purchase Payment if i4LIFE (Reg. TM) Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments, and withdrawals.

Accumulation Unit-A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE (Reg. TM) Advantage Account Value during the Access Period.


Adjustment Date-Under Lincoln SmartIncomeSM Inflation, the first day of January each year. The Scheduled Payment and the Reserve Value will be adjusted on each Adjustment Date.


Annuitant-The person upon whose life the annuity benefit payments are based, and upon whose life a Death Benefit may be paid.

Annuity Commencement Date-The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE (Reg. TM) Advantage).

Annuity Payout-A regularly Scheduled Payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE (Reg. TM) Advantage has been elected). Payments may be variable or fixed, or a combination of both.

Annuity Unit-A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date. See Annuity Payouts.


Automatic Annual Step-up-Under Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 and 4LATER (Reg. TM) Advantage Protected Funds, the Guaranteed Amount or Income Base, as applicable, will automatically step-up to the contract value on each Benefit Year anniversary, subject to certain conditions.


Beneficiary-The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.

Benefit Year-Under Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity (Reg. TM) Advantage and 4LATER (Reg.
TM) Advantage Protected Funds, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity (Reg. TM) Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.

Contractowner (you, your, owner)-The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.

Contract Value (may be referred to as Account Value in marketing materials)-At a given time before the Annuity Commencement Date, the total value of all Accumulation Units for a contract plus the value of the fixed side of the contract, if any.

Contract Year-Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.


CPI-The Consumer Price Index used to measure inflation.

CPI Adjustment-Under Lincoln SmartIncomeSM Inflation, adjustments made to the Scheduled Payments and the Reserve Value as a result of fluctuations in the CPI.

CPI Value-The number published monthly by the Bureau of Labor Statistics that represents the Consumer Price Index. Under Lincoln SmartIncomeSM Inflation, the CPI Value is used to determine if the Scheduled Payments and Reserve Value will go up or down each year.

Death Benefit-Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies or, if selected, to the Contractowner if the Annuitant dies. See The Contracts - Death Benefit for a description of the various Death Benefit options.

Enhancement Period-Under Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage, and 4LATER (Reg. TM) Advantage Protected Funds, the 10-year period during which the 5% Enhancement is in effect. A new Enhancement Period will begin each time an Automatic Annual Step-up to the Contract Value occurs.


Excess Withdrawals-Amounts withdrawn during a Benefit Year, as specified for each Living Benefit rider, which decrease or eliminate the guarantees under the rider.


Good Order-The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.


Guaranteed Amount-The value used to calculate your withdrawal benefit under Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity (Reg. TM) Advantage.


Guaranteed Amount Annuity Payout Option-A fixed Annuity Payout option available under Lincoln SmartSecurity (Reg. TM) Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.

Guaranteed Annual Income-The guaranteed periodic withdrawal amount available from the contract each year for life under Lincoln Lifetime IncomeSM Advantage 2.0.

Guaranteed Annual Income Amount Annuity Payout Option-A payout option available under Lincoln Lifetime IncomeSM Advantage 2.0 in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life.

Guaranteed Income Benefit-An option that provides a guaranteed minimum payout floor for the i4LIFE (Reg. TM) Advantage Regular Income Payments. The calculation of the Guaranteed Income Benefit or the features applicable to the Guaranteed Income Benefit may vary based on the rider provisions applicable to certain Contractowners.


Guaranteed Minimum Scheduled Payment-The minimum payment you will receive under Lincoln SmartIncomeSM Inflation (as adjusted for Unscheduled Payments, charges and taxes).


Guaranteed Period-The length of the period during which Contract Value in a fixed account will be credited a guaranteed interest rate.

i4LIFE (Reg. TM) Advantage-An Annuity Payout option which combines periodic variable Regular Income Payments for life and a Death Benefit with the ability to make withdrawals during a defined period, the Access Period.


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds-i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is an optional feature under i4LIFE (Reg. TM) Advantage that provides a higher Guaranteed Income Benefit percentage if you adhere to certain Investment Requirements.

Income Base-Under the Lincoln Lifetime IncomeSM Advantage 2.0, a value used to calculate the Guaranteed Annual Income amount. Under 4LATER (Reg. TM) Advantage or 4LATER (Reg. TM) Advantage Protected Funds, the Income Base will be used to calculate the minimum payouts available under your contract at a later date. The amount of the Income Base varies based on when you elect the rider, and is adjusted as set forth in this prospectus.


Interest Adjustment-An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.

Investment Requirements-Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit riders.

Lifetime Income Period-Under i4LIFE (Reg. TM) Advantage, the period of time following the Access Period during which we make Regular Income Payments to you (and Secondary Life, if applicable) for the rest of your life. During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.


Lincoln Life (we, us, our, Company)-The Lincoln National Life Insurance
Company.

Lincoln Lifetime IncomeSM Advantage 2.0-Provides minimum guaranteed lifetime periodic withdrawals that may increase based on automatic enhancements and age-based increases to the withdrawal amount, regardless of the investment performance of the contract and provided certain conditions are met.


Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds- An optional feature under Lincoln Lifetime IncomeSM Advantage 2.0 that provides a higher Guaranteed Annual Income amount percentage if you adhere to certain Investment Requirements.

Lincoln Lifetime IncomeSM Advantage-Provides minimum guaranteed lifetime periodic withdrawals that may increase, regardless of the investment performance of the contract and provided certain conditions are met. The Lincoln Lifetime IncomeSM Advantage Plus may provide an amount equal to the excess of the initial Guaranteed Amount over the current Contract Value.

Lincoln SmartIncomeSM Inflation-A fixed Annuity Payout option that provides periodic Annuity Payouts that may increase or decrease annually based on fluctuations in the Consumer Price Index.


Lincoln SmartSecurity (Reg. TM) Advantage-Provides minimum guaranteed periodic withdrawals (for life, if the 1 Year Automatic

Step-Up option is chosen), regardless of the investment performance of the contract and provided certain conditions are met, that may increase due to subsequent Purchase Payments and step-ups.


Living Benefit-A general reference to certain riders that may be available for purchase that provide some type of a minimum guarantee while you are alive. These riders are the Lincoln SmartSecurity (Reg. TM) Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage, 4LATER (Reg. TM) Advantage Protected Funds, 4LATER (Reg. TM) Advantage and i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit). If you select a Living Benefit rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.

Maximum Annual Withdrawal-The guaranteed periodic withdrawal available under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage.


Maximum Annual Withdrawal Amount Annuity Payout Option - A fixed Annuity Payout option available under Lincoln Lifetime IncomeSM Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.


Nursing Home Enhancement-A feature that will increase the Guaranteed Annual Income amount under Lincoln Lifetime IncomeSM Advantage 2.0 or the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage upon admittance to an approved nursing care facility, subject to certain conditions.



Periodic Income Commencement Date-The Valuation Date on which the amount of i4LIFE (Reg. TM) Advantage Regular Income Payments are determined.

Purchase Payments-Amounts paid into the contract.


Regular Income Payments-The variable, periodic income payments paid under i4LIFE (Reg. TM) Advantage.


Reserve Value-Under Lincoln SmartIncomeSM Inflation, the value that is established to determine the amount available for Unscheduled Payments and the Death Benefit, if any. The Reserve Value will be adjusted either up or down on an annual basis depending on the percentage change of the CPI.


Rider Date-The effective date of the Lincoln SmartIncomeSM Inflation rider.

Rider Year-Under Lincoln SmartIncomeSM Inflation, each 12-month period starting with the Rider Date and starting each Rider Date anniversary after that.


Scheduled Payments-Under Lincoln SmartIncomeSM Inflation, Annuity Payouts for the life of the Annuitant (and Secondary Life, if applicable). The Scheduled Payment will be adjusted either up or down on an annual basis depending on the percentage change of the CPI.

Secondary Life-Under i4LIFE (Reg. TM) Advantage, 4LATER (Reg. TM) Advantage Protected Funds, and Lincoln SmartIncomeSM Inflation, the person designated by the Contractowner upon whose life the Annuity Payouts will also be contingent.

Selling Group Individuals-A Contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a sales representative under contract with us:

 o Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us) and their spouses and minor children.
 o Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children, of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.


Subaccount-The portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.


Unscheduled Payments-Under Lincoln SmartIncomeSM Inflation, withdrawals that are in addition to your Scheduled Payments up to the amount of the Reserve Value less any related charges and deductions for premium tax. Unscheduled Payments will reduce the Scheduled Payments and Guaranteed Minimum Scheduled Payment in the same proportion that they reduce the Reserve Value.


Valuation Date-Each day the New York Stock Exchange (NYSE) is open for trading.


Valuation Period-The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation
Date) and ending at the close of such trading on the next Valuation Date.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.


The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or (if available) the fixed account. State premium taxes may also be deducted.



                       CONTRACTOWNER TRANSACTION EXPENSES




Accumulation Phase:
  Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):1.......    7.00%
We may also apply an Interest Adjustment to amounts being withdrawn, surrendered or transferred from a Guaranteed
Period account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum Annual
Withdrawal amount under Lincoln SmartSecurity (Reg. TM) Advantage and Regular Income
Payments under i4LIFE (Reg. TM) Advantage).
See Fixed Side of the Contract.





Payout Phase:
  Maximum Lincoln SmartIncomeSM Inflation Unscheduled Payment charge (as a percentage of the Unscheduled
   Payment):2.............................................................................    7.00%


1 The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions - Surrender Charge.

2 The Unscheduled Payment charge percentage is reduced over time.



The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE (Reg. TM) Advantage rider.

 o Table A reflects the expenses for a contract that has not elected the i4LIFE (Reg. TM) Advantage (Base contract).
 o Table B reflects the expenses for a contract that has elected the i4LIFE (Reg. TM) Advantage.
 o Table C reflects the expenses for a contract that has elected i4LIFE (Reg.
   TM) Advantage and previously purchased the Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds.
 o Table D reflects the expenses for a contract that has elected i4LIFE (Reg.
   TM) Advantage and previously purchased the 4LATER (Reg. TM) Advantage.

                                    TABLE A



Annual Account Fee:1......................................................................     $    35
Separate Account Annual Expenses (as a percentage of average daily net assets in the
  Subaccounts):2
Estate Enhancement Benefit Rider (EEB) in combination with 5% Step-up
  Mortality and Expense Risk Charge.......................................................        1.50%
  Administrative Charge...................................................................        0.15%
  Total Separate Account Expenses.........................................................        1.65%
Estate Enhancement Benefit Rider (EEB) without 5% Step-up
  Mortality and Expense Risk Charge.......................................................        1.45%
  Administrative Charge...................................................................        0.15%
  Total Separate Account Expenses.........................................................        1.60%
5% Step-up Death Benefit
  Mortality and Expense Risk Charge.......................................................        1.40%
  Administrative Charge...................................................................        0.15%
  Total Separate Account Expenses.........................................................        1.55%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Mortality and Expense Risk Charge.......................................................        1.25%

  Administrative Charge....................    0.15%
  Total Separate Account Expenses..........    1.40%
Guarantee of Principal Death Benefit
  Mortality and Expense Risk Charge........    1.15%
  Administrative Charge....................    0.15%
  Total Separate Account Expenses..........    1.30%





                                                                                    Single      Joint
Optional Living Benefit Rider Charges:3                                              Life        Life
Lincoln Lifetime IncomeSM Advantage 2.0:4,5
  Guaranteed Maximum Charge.....................................................     2.00%      2.00%
  Current Charge................................................................     1.05%      1.25%
Lincoln Lifetime IncomeSM Advantage:6
  Guaranteed Maximum Charge.....................................................     1.50%      1.50%
  Current Charge................................................................     0.90%      0.90%
  Additional Charge for Lincoln Lifetime IncomeSM Advantage Plus................     0.15%      0.15%
Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option:7
  Guaranteed Maximum Charge.....................................................     1.50%      1.50%
  Current Charge................................................................     0.85%      1.00%
Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option:7
  Guaranteed Maximum Charge.....................................................     0.95%       N/A
  Current Charge................................................................     0.85%       N/A
4LATER (Reg. TM) Advantage:8
  Guaranteed Maximum Charge.....................................................     1.50%       N/A
  Current Charge................................................................     0.65%       N/A
4LATER (Reg. TM) Advantage Protected Funds:9
  Guaranteed Maximum Charge.....................................................     2.00%      2.00%
  Current Charge................................................................     1.05%      1.25%




1 The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee may be less in some states and will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.


2 The mortality and expense risk charge and administrative charge together are 1.40% on and after the Annuity Commencement Date.

3 Only one Living Benefit rider may be elected from this chart.


4 As an annualized percentage of the Income Base (initial Purchase Payment or
  Contract Value at the time of election), as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and decreased by Excess Withdrawals. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage 2.0 Charge for a discussion of these changes to the Income Base. This charge is deducted from the Contract Value on a quarterly basis.


5 There is no additional charge for Lincoln Lifetime IncomeSM Advantage 2.0
  Protected Funds over and above the charge for Lincoln Lifetime IncomeSM Advantage 2.0.


6 As an annualized percentage of the Guaranteed Amount (initial Purchase
  Payment or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln Lifetime IncomeSM Advantage riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge for further information. After December 31, 2010 (or later in some states), these riders are no longer available for sale.

7 As an annualized percentage of the Guaranteed Amount (initial Purchase
  Payment or Contract Value at the time of election), as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option riders purchased prior to December 3, 2012, the current annual percentage charge will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option riders the current annual percentage charge will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount. Beginning January 16, 2009, the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option is no longer available for purchase. Beginning on May 20, 2013 Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will no longer be available for purchase. See Charges and Other Deductions - Lincoln SmartSecurity (Reg. TM) Advantage Charge for further information.

8 As an annualized percentage of the Income Base (initial Purchase Payment or
  Contract Value at the time of election), as increased for subsequent Purchase Payments, automatic 15% Enhancements, and resets and decreased for withdrawals. This charge is deducted from the Subaccounts on a quarterly basis. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions - 4LATER (Reg.
  TM) Advantage Charge for further information. As of July 16, 2012, (or later in some states) this rider is no longer available for sale.

9 As an annualized percentage of the Income Base (initial Purchase Payment or
  Contract Value at the time of election), as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and decreased by withdrawals. See Charges and Other Deductions - 4LATER (Reg. TM) Advantage Protected Funds Charge for a discussion of these changes to the Income Base.




                                    TABLE B



Annual Account Fee:1......................................................     $    35
i4LIFE (Reg. TM) Advantage without Guaranteed Income Benefit (version 4):2
  Account Value Death Benefit.............................................        1.65%
  Guarantee of Principal Death Benefit....................................        1.70%
  Enhanced Guaranteed Minimum Death Benefit (EGMDB).......................        1.85%






                                                                             Single      Joint
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4):3,4     Life        Life
Account Value Death Benefit
  Guaranteed Maximum Charge..............................................     3.65%      3.65%
  Current Charge.........................................................     2.30%      2.50%
Guarantee of Principal Death Benefit
  Guaranteed Maximum Charge..............................................     3.70%      3.70%
  Current Charge.........................................................     2.35%      2.55%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Guaranteed Maximum Charge..............................................     3.85%      3.85%
  Current Charge.........................................................     2.50%      2.70%






i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (versions 1, 2 and 3):5
Account Value Death Benefit
  Guaranteed Maximum Charge......................................................    3.15%
  Current Charge.................................................................    2.15%
Guarantee of Principal Death Benefit
  Guaranteed Maximum Charge......................................................    3.20%
  Current Charge.................................................................    2.20%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Guaranteed Maximum Charge......................................................    3.35%
  Current Charge.................................................................    2.35%




1 The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee may be less in some states and will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.


2 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE (Reg. TM) Advantage. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Rider Charge for further information. These charges continue during the Access Period. The i4LIFE (Reg. TM) Advantage charge is reduced to 1.65% during the Lifetime Income Period.

3 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit (version 4) is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge of 2.00%. These charges are added to the i4LIFE (Reg. TM) Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE (Reg. TM) Advantage charge of 1.65%. See Charges and Other Deductions - i4LIFE (Reg.
  TM) Advantage with Guaranteed Income Benefit (version 4) Charge for further information.

4 There is no additional charge for i4LIFE (Reg. TM) Advantage Guaranteed
  Income Benefit Protected Funds over and above the charge for i4LIFE (Reg.
  TM) Advantage Guaranteed Income Benefit (version 4).

5 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit is 0.50% of Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE (Reg. TM) Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE (Reg. TM) Advantage charge of 1.65%. The percentage charge may change to the current charge in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge percentage. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Charge for further information.



                                    TABLE C



Annual Account Fee:1......................................................................                 $    35
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for purchasers who      Single       Joint
  previously purchased
Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds:....     Life         Life
Separate Account Annual Expenses (as a percentage of average daily net assets in the
  Subaccounts):
  Guarantee of Principal Death Benefit....................................................     1.30%          1.30%
  Enhanced Guaranteed Minimum Death Benefit (EGMDB).......................................     1.40%          1.40%
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4):2,3
  Guaranteed Maximum Charge...............................................................     2.00%          2.00%
  Current Charge..........................................................................     1.05%          1.25%




1 The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee may be less in some states and will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.

2 As an annualized percentage of the greater of the Income Base (associated with Lincoln Lifetime IncomeSM Advantage 2.0) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE (Reg. TM) Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and
  2) the dollar amount of the charge will also increase by the percentage increase, if any, to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge rate. (The Lincoln Lifetime IncomeSM Advantage 2.0 charge continues to be a factor in determining the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit charge.) See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg.
  TM) Advantage Protected Funds.


3 As an annualized percentage of the greater of the Income Base (associated with the 4LATER (Reg. TM) Advantage Protected Funds) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE (Reg. TM) Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and
  2) the dollar amount of the charge will also increase by the percentage increase, if any, to the 4LATER (Reg. TM) Advantage Protected Funds current charge rate. (The 4LATER (Reg. TM) Advantage Protected Funds charge continues to be a factor in determining the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit charge.) See Charges and Other Deductions -i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds.



                                    TABLE D



Annual Account Fee:1......................................................................     $    35
i4LIFE (Reg. TM) Advantage with 4LATER (Reg. TM) Advantage Guaranteed Income Benefit for
purchasers who previously purchased
4LATER (Reg. TM) Advantage:2
Account Value Death Benefit
  Guaranteed Maximum Charge...............................................................        3.15%
  Current Charge..........................................................................        2.30%
Guarantee of Principal Death Benefit
  Guaranteed Maximum Charge...............................................................        3.20%
  Current Charge..........................................................................        2.35%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Guaranteed Maximum Charge...............................................................        3.35%
  Current Charge..........................................................................        2.50%




1 The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee may be less in some states and will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.

2 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE (Reg. TM) Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE (Reg. TM) Advantage charge of 1.65%. The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge percentage. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions - 4LATER (Reg. TM) Advantage Guaranteed Income Benefit Charge for further information.



The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2012. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.





                                                                             Minimum   Maximum
                                                                            --------- --------
      Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service
       (12b-1) fees, and other expenses)...................................  0.35%     2.21%
      Net Total Annual Fund Operating Expenses (after contractual waivers/
       reimbursements*)....................................................  0.35%     1.85%



* Several of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2014.



EXAMPLES


The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.

The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the i4LIFE (Reg. TM) Advantage with the EGMDB Death Benefit and Guaranteed Income Benefit (version 4) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



1) If you surrender your contract at the end of the applicable time period:




   1 year       3 years      5 years      10 years
-----------    ---------    ---------    ---------
   $1,306       $2,297       $3,263       $5,768


2) If you annuitize or do not surrender your contract at the end of the applicable time period:




 1 year      3 years      5 years      10 years
--------    ---------    ---------    ---------
   $606      $1,797       $2,963       $5,768



The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB with 5% Step-Up Death Benefit and Lincoln Lifetime IncomeSM Advantage
2.0 at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



1) If you surrender your contract at the end of the applicable time period:




   1 year       3 years      5 years      10 years
-----------    ---------    ---------    ---------
   $1,288       $2,284       $3,305       $6,175


2) If you annuitize or do not surrender your contract at the end of the applicable time period:




 1 year      3 years      5 years      10 years
--------    ---------    ---------    ---------
   $588      $1,784       $3,005       $6,175



For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See The Contracts - Annuity Payouts, including Lincoln SmartIncomeSM Inflation. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase ("redemption fees"). As of the date of this prospectus, none have done so. See The Contracts
- Market Timing for a discussion of redemption fees.

For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.



Summary of Common Questions

What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln Life. You may allocate your Purchase Payments to the VAA or to the fixed account. This prospectus primarily describes the variable side of the contract. See The Contracts. This contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state specific provisions as not all state variations are discussed in this prospectus. Please check with your registered representative regarding their availability. This contract is no longer offered for sale.

What is the Variable Annuity Account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.

What are Asset Allocation Models? Asset allocation models are designed to assist you in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts - Asset Allocation Models.

What are Investment Requirements? If you elect a Living Benefit rider (except i4LIFE (Reg. TM) Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds or 4LATER (Reg. TM) Advantage Protected Funds, you will have more restrictive Investment Requirements. Lincoln Lifetime IncomeSM Advantage Plus also has specific Investment Requirements, but is no longer available for sale. See The Contracts - Investment Requirements.

What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments to buy shares in one or more of the investment options. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account - Description of the Funds.


Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account - Description of the Funds.


How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you buy Accumulation Units. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.

What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge according to the Death Benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. The charges for any riders applicable to your contract will also be deducted from your Contract Value or Account Value if i4LIFE (Reg. TM) Advantage is elected. See Charges and Other Deductions.

If you withdraw Purchase Payments, you pay a surrender charge from 0% to 7.00% of the surrendered or withdrawn Purchase Payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and Other Deductions - Surrender Charge.

We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.


See Expense Tables and Charges and Other Deductions for additional fees and expenses in these contracts.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

The surrender, withdrawal or transfer of value from a Guaranteed Period of the fixed account may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.


Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE (Reg. TM) Advantage, if elected. See The Contracts and Annuity Payouts.

For information about the compensation we pay for sales of contracts, see The Contracts - Distribution of the Contracts.


What Purchase Payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The Contracts - Purchase Payments.

Am I limited in the amount of Purchase Payments I can make into the contract? Yes, Purchase Payments totaling $1 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all contracts issued by the Company (or its affiliates) in which you are the Contractowner, joint owner, or Annuitant. In addition, if you elect a Living Benefit rider, you may be subject to additional restrictions in terms of your ability to make Purchase Payments. For more information about these restrictions and limitations, please see The Contracts - Purchase Payments section in this prospectus.

How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, you may choose to receive a Death Benefit on the death of the Annuitant. See The Contracts - Death Benefit.

May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than twelve (12) per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to the Subaccount, you may only transfer 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. Transfers from the fixed account may be subject to an Interest Adjustment. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts - Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract and Guaranteed Periods.

What are Living Benefit riders? Living Benefit riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders offer either a minimum withdrawal benefit (Lincoln SmartSecurity (Reg. TM) Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, and Lincoln Lifetime IncomeSM Advantage) or, a minimum Annuity Payout (4LATER (Reg. TM) Advantage, 4LATER (Reg. TM) Advantage Protected Funds and i4LIFE (Reg. TM) Advantage with or without the Guaranteed Income Benefit). If you select a Living Benefit rider, Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements (unless you elect i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit). Excess Withdrawals under certain Living Benefit riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit rider. These riders are discussed in detail in this prospectus. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.

What is Lincoln Lifetime IncomeSM Advantage 2.0? Lincoln Lifetime IncomeSM Advantage 2.0 is a rider that you may purchase for an additional charge and which provides on an annual basis guaranteed lifetime periodic withdrawals up to a guaranteed amount based on an Income Base, a 5% Enhancement to the Income Base (less Purchase Payments received in that year) or automatic annual step-ups to the Income Base, and age-based increases to the guaranteed periodic withdrawal amount. Withdrawals may be made up to the Guaranteed Annual Income amount as long as that amount is greater than zero. The Income Base is not available as a separate benefit upon death or surrender and is increased by subsequent Purchase Payments, 5% Enhancements to the Income Base (less Purchase Payments received in that year), Automatic Annual Step-ups to the Income Base and is decreased by certain withdrawals in accordance with provisions described in this prospectus. See The Contracts - Lincoln Lifetime IncomeSM Advantage
2.0. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage 2.0 and another one of the Living Benefit riders. By electing this rider you will be subject to Investment Requirements. See The Contracts - Investment Requirements.

What is Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds? Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is an optional feature under Lincoln Lifetime IncomeSM Advantage 2.0 that provides a higher Guaranteed Annual Income amount percentage if you adhere to more restrictive Investment Requirements. See The Contracts - Investment Requirements. All of the other terms and conditions of Lincoln Lifetime IncomeSM Advantage 2.0 continue to apply to Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds.

What is Lincoln Lifetime IncomeSM Advantage? Lincoln Lifetime IncomeSM Advantage is a rider that provides minimum guaranteed, periodic withdrawals for your life (single life option) or for the lives of you and your spouse (joint life option) regardless of the investment performance of the contract provided certain conditions are met. Withdrawals are based on the Guaranteed Amount which is equal to the initial Purchase Payment (or Contract Value if elected after contract issue). The Guaranteed Amount is not available as a separate benefit upon death or surrender and is increased by subsequent Purchase Payments, Automatic Annual Step-ups, the 5% Enhancements, and the Step-up to 200% (if applicable to your contract) of the initial Guaranteed Amount and is decreased by withdrawals in accordance with provisions described later in this prospectus. See The Contracts - Lincoln Lifetime IncomeSM Advantage. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage and another one of the Living Benefit riders. By electing this rider you will be subject to Investment Requirements. See The Contracts - Investment Requirements. This rider is no longer available for sale.

What is Lincoln Lifetime IncomeSM Advantage Plus? Lincoln Lifetime IncomeSM Advantage Plus provides an increase in your Contract Value of an amount equal to the excess of the initial Guaranteed Amount over the current Contract Value on the seventh Benefit Year anniversary so long as no withdrawals have been taken and you adhere to certain Investment Requirements. This rider is no longer available for sale.

What is Lincoln SmartSecurity (Reg. TM) Advantage? This benefit provides a Guaranteed Amount equal to the initial Purchase Payment (or Contract Value at the time of election) as adjusted. You may access this benefit through periodic withdrawals. Excess Withdrawals will adversely affect the Guaranteed Amount. See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage. You cannot simultaneously elect Lincoln SmartSecurity (Reg. TM) Advantage with any other Living Benefit rider. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - Investment Requirements. Beginning on January 16, 2009, the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option is no longer available for purchase. Beginning on May 20, 2013, the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will no longer be available for purchase.

What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic variable lifetime income payments, a Death Benefit, and the ability to make withdrawals during a defined period of time (Access Period). For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg. TM) Advantage Death Benefit you choose and whether or not the Guaranteed Income Benefit is in effect.

What is the Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE (Reg. TM) Advantage Regular Income Payments. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - Investment Requirements. The Guaranteed Income Benefit is purchased when you elect i4LIFE (Reg. TM) Advantage or any time during the Access Period subject to terms and conditions at that time. The minimum floor is based on the Contract Value at the time you elect i4LIFE (Reg.
TM) Advantage with the Guaranteed Income Benefit. Certain Living Benefit riders have features that may be used to establish the amount of the Guaranteed Income Benefit. You may use your Guaranteed Amount from Lincoln SmartSecurity (Reg.
TM) Advantage or Lincoln Lifetime IncomeSM Advantage or your Income Base from Lincoln Lifetime IncomeSM Advantage 2.0, 4LATER (Reg. TM) Advantage Protected Funds or 4LATER (Reg. TM) Advantage to establish the Guaranteed Income Benefit at the time you terminate that rider to purchase i4LIFE (Reg. TM) Advantage. See The Contracts - Living Benefit Riders - i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, 4LATER (Reg. TM) Advantage Protected Funds, 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, Lincoln Lifetime IncomeSM Advantage 2.0 - i4LIFE (Reg. TM) Advantage option, and Lincoln Lifetime IncomeSM Advantage - i4LIFE (Reg. TM) Advantage option.

What is i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds? i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is an optional feature under i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit that provides a higher initial Guaranteed Income Benefit percentage and shorter minimum required Access Period if you adhere to more restrictive Investment Requirements. See The Contracts - Investment Requirements. All other terms and conditions of i4LIFE (Reg. TM) Advantage continue to apply to i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds.

What is 4LATER (Reg. TM) Advantage? 4LATER (Reg. TM) Advantage is a way to guarantee today a minimum payout floor (a Guaranteed Income Benefit) in the future for the i4LIFE (Reg. TM) Advantage Regular Income Payments. 4LATER (Reg.
TM) Advantage is purchased prior to the time you elect i4LIFE (Reg. TM) Advantage and provides a guaranteed value, the Income Base, which can be used to establish the Guaranteed Income Benefit floor in the future. 4LATER (Reg.
TM) Advantage provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of the annuity. By electing this benefit, you will be subject to Investment Requirements. See The Contracts
- 4LATER (Reg. TM) Advantage. As of July 16, 2012 (or later in some states), this rider is no longer available for purchase.

What is 4LATER (Reg. TM) Advantage Protected Funds? 4LATER (Reg. TM) Advantage Protected Funds is a rider that provides an Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of the i4LIFE (Reg. TM) Advantage rider. If you elect 4LATER (Reg. TM) Advantage Protected Funds, you must later elect the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds feature under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4) to receive a benefit from 4LATER (Reg. TM) Advantage Protected Funds. There is an additional charge for this rider, and you will be subject to more restrictive Investment Requirements. See The Contracts - Investment Requirements.

What is Lincoln SmartIncomeSM Inflation? Lincoln SmartIncomeSM Inflation is a fixed Annuity Payout option that provides periodic Annuity Payouts that may increase or decrease each year based on changes in a consumer price index that measures inflation. Lincoln SmartIncomeSM Inflation also provides a guaranteed minimum payout, a Death Benefit and access to a Reserve Value from which Unscheduled Payments may be taken. See The Contracts - Annuity Payouts - Lincoln SmartIncomeSM Inflation.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts - Surrenders and Withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and Other Deductions. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home Office. In most states you assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.

Where may I find more information about Accumulation Unit values? Appendix A to this prospectus provides more information about Accumulation Unit values.




Investment Results

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

Note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to the contract fees and expenses, the yields of any Subaccount investing in a money market fund may also become extremely low and possibly negative.

The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.




The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life or Company), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.


Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. With respect to the issuance of the contracts, Lincoln Life does not file periodic financial reports with the SEC pursuant to the exemption for life insurance companies provided under Rule 12h-7 of the Securities Exchange Act of 1934.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company's general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.

The general account is not segregated or insulated from the claims of the insurance company's creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.


Our Financial Condition. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.

In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our policyholders. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

How to Obtain More Information. We encourage both existing and prospective policyholders to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the Statement of Additional Information.

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.



Variable Annuity Account (VAA)

On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.




Financial Statements

The December 31, 2012 financial statements of the VAA and the December 31, 2012 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.




Investments of the Variable Annuity Account

You decide the Subaccount(s) to which you allocate Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.



Investment Advisers

As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.

Certain Payments We Receive with Regard to the Funds


With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate). It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some funds may pay us significantly more than other funds and the amount we receive may be substantial. These percentages currently range up to 0.53%. We (or our affiliates) may profit from these payments or use these payments for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contracts and, in our role as intermediary, the funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.

In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans). The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.



Description of the Funds


Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.


Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.

Certain funds invest substantially all of their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds. Funds of funds or master-feeder structures may have higher expenses than funds that invest directly in debt or equity securities.


Certain funds may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit riders, which can limit the contract's upside participation in the markets. You should consult with your financial representative to determine which combination of investment choices and Death Benefit and/or rider purchases (if any) are appropriate for you.


Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

We currently anticipate closing and replacing the following funds on or about May 17, 2013:
 o AllianceBernstein VPS Growth and Income Portfolio with LVIP SSgA S&P 500 Index Fund
 o AllianceBernstein VPS International Value Portfolio with LVIP Mondrian International Value Fund
 o American Century VP Inflation Protection Fund with LVIP BlackRock Inflation Protected Bond Fund
 o Fidelity VIP Equity-Income Portfolio with LVIP SSgA S&P 500 Index Fund
 o Fidelity VIP Overseas Portfolio with LVIP SSgA International Index Fund
 o FTVIPT Franklin Small-Mid Cap Growth Securities Fund with LVIP SSgA Small-Cap Index Fund
 o MFS (Reg. TM) VIT Total Return Series with LVIP SSgA Moderate Structured Allocation Fund
 o Neuberger Berman AMT Mid-Cap Growth Portfolio with LVIP SsgA S&P 500 Index
Fund



AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.


  o Invesco V.I. American Franchise Fund: Long-term growth of capital. (formerly Invesco Van Kampen V.I. American Franchise Fund)

     This fund is not offered in contracts issued on or after May 24, 2004.


  o Invesco Core Equity Fund: Long-term growth of capital.
     This fund is not offered in contracts issued on or after May 24, 2004.

  o Invesco International Growth Fund: Long-term growth of capital.
     This fund is not offered in contracts issued on or after May 24, 2004.



AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein,
    L.P.

  o AllianceBernstein VPS Global Thematic Growth Portfolio: Long-term growth of capital.

  o AllianceBernstein VPS Growth and Income Portfolio: Long-term growth of capital.

  o AllianceBernstein VPS International Value Portfolio: Long-term growth of capital.
     This fund is not available in contracts issued on or after May 21, 2012.

  o AllianceBernstein VPS Large Cap Growth Portfolio: Long-term growth of capital.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o AllianceBernstein VPS Small/Mid Cap Value Portfolio: Long-term growth of capital.



American Century Variable Portfolios II, Inc., advised by American Century Investment Management, Inc.

  o Inflation Protection Fund: Long-term total return using a strategy that seeks to protect against U.S. inflation.


American Funds Insurance Series (Reg. TM), advised by Capital Research and Management Company


  o Global Growth Fund: Long-term growth of capital.

  o Global Small Capitalization Fund: Long-term growth of capital.


  o Growth Fund: Capital growth.


  o Growth-Income Fund: Long-term growth of capital and income.

  o International Fund: Long-term growth of capital.



BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC and sub-advised by BlackRock Investment Management, LLC


  o BlackRock Global Allocation V.I. Fund: High total investment return.


Delaware VIP (Reg. TM) Trust, advised by Delaware Management Company*


  o Diversified Income Series: Maximum long-term total return consistent with reasonable risk.


  o Emerging Markets Series: Long-term capital appreciation.


  o High Yield Series: Total return and, as a secondary objective, high current income.

  o Limited-Term Diversified Income Series: Maximum total return, consistent with reasonable risk.

  o REIT Series: Maximum long-term total return, with capital appreciation as a secondary objective.

  o Small Cap Value Series: Capital appreciation.

  o Smid Cap Growth Series: Long-term capital appreciation.


  o U.S. Growth Series: Long-term capital appreciation.

  o Value Series: Long-term capital appreciation.

DWS Investments VIT Funds, advised by Deutsche Investment Management Americas, Inc. and sub-advised by Northern Trust Investments, Inc.

  o DWS Equity 500 Index VIP: To replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 (Reg. TM) Index"), which emphasizes stocks of large US companies.

  o DWS Small Cap Index VIP: To replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 (Reg. TM) Index, which emphasizes stocks of small US companies..


DWS Variable Series II, advised by Deutsche Investment Management Americas,
    Inc. and sub-advised by RREEF America L.L.C.

  o DWS Alternative Asset Allocation VIP Portfolio: Capital appreciation; a fund of funds.


Fidelity (Reg. TM) Variable Insurance Products, advised by Fidelity Management and Research Company and sub-advised by FMR Co., Inc.


  o Contrafund (Reg. TM) Portfolio: Long-term capital appreciation.


  o Equity-Income Portfolio: Reasonable income with consideration of the potential for capital appreciation.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o Growth Portfolio: To achieve capital appreciation.


  o Mid Cap Portfolio: Long-term growth of capital.

  o Overseas Portfolio: Long-term growth of capital.


Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income Securities Fund and the Franklin Small-Mid Cap Growth Securities Fund, by Templeton Global Advisors Limited for the Templeton Global Bond Securities Fund and the Templeton Growth Securities Fund, and by Franklin Mutual Advisors, LLC for the Mutual Shares Securities Fund.


  o Franklin Income Securities Fund: To maximize income while maintaining prospects for capital appreciation.


  o Franklin Small-Mid Cap Growth Securities Fund: Long-term capital growth.


  o Mutual Shares Securities Fund: Capital appreciation; income is a secondary consideration.

  o Templeton Global Bond Securities Fund: High current income consistent with preservation of capital; capital appreciation is a secondary objective.

  o Templeton Growth Securities Fund: Long-term capital growth.
     (Sub-advised by Templeton Asset Management Limited)



Janus Aspen Series, advised by Janus Capital Management LLC


  o Balanced Portfolio: Long-term capital growth, consistent with preservation of capital and balanced by current income.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o Enterprise Portfolio: Long-term growth of capital.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o Global Research Portfolio: Long-term growth of capital.
     (formerly Worldwide Portfolio)

     This fund is not offered in contracts issued on or after May 24, 2004.


Lincoln Variable Insurance Products Trust, advised by Lincoln Investment
    Advisors Corporation.

  o LVIP Baron Growth Opportunities Fund: Capital appreciation.

     (Sub-advised by BAMCO, Inc.)

  o LVIP BlackRock Emerging Markets RPM Fund: To invest primarily in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility.
    (Sub-advised by BlackRock Investment Management, LLC)
     (formerly LVIP BlackRock Emerging Markets Index RPM Fund)

  o LVIP BlackRock Equity Dividend RPM Fund: Reasonable income by investing primarily in income-producing equity securities.
    (Sub-advised by BlackRock Investment Management, LLC)
     (formerly LVIP Wells Fargo Intrinsic Value Fund)
     This fund is not offered in contracts issued before June 6, 2005.

  o LVIP BlackRock Inflation Protected Bond Fund: To maximize real return, consistent with preservation of real capital and prudent investment management.
     (Sub-advised by BlackRock Financial Management, Inc)

  o LVIP Capital Growth Fund: Capital growth.
     (Sub-advised by Wellington Management)

  o LVIP Clarion Global Real Estate Fund: Total return through a combination of current income and long-term capital appreciation.
     (Sub-advised by CBRE Clarion Securities LLC)
     (formerly LVIP Cohen & Steers Global Real Estate Fund)

  o LVIP Columbia Small-Mid Cap Growth RPM Fund: Long-term capital appreciation.
    (Sub-advised by Columbia Management Investment Advisers, LLC)
     (formerly LVIP Turner Mid-Cap Growth Fund)

  o LVIP Delaware Bond Fund: Maximum current income (yield) consistent with a prudent investment strategy.
     (Sub-advised by Delaware Management Company)*


  o LVIP Delaware Diversified Floating Rate Fund: Total return.

     (Sub-advised by Delaware Management Company)*


  o LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund: Long-term capital growth.

     (Sub-advised by Delaware Management Company)*

  o LVIP Delaware Growth and Income Fund: To maximize long-term capital appreciation.
     (Sub-advised by Delaware Management Company)*

  o LVIP Delaware Social Awareness Fund: To maximize long-term capital appreciation.
     (Sub-advised by Delaware Management Company)*

  o LVIP Delaware Special Opportunities Fund: To maximize long-term capital appreciation.
     (Sub-advised by Delaware Management Company)*

  o LVIP Dimensional Non-U.S. Equity RPM Fund: Long-term capital appreciation; a fund of funds.
     (formerly LVIP Dimensional Non-U.S. Equity Fund)

  o LVIP Dimensional U.S. Equity RPM Fund: Long-term capital appreciation; a fund of funds.
     (formerly LVIP Dimensional U.S. Equity Fund)

  o LVIP Dimensional/Vanguard Total Bond Fund: Total return consistent with the preservation of capital.


  o LVIP Global Income Fund: Current income consistent with preservation of capital.

     (Sub-advised by Mondrian Investment Partners Limited and Franklin Advisors, Inc.)

  o LVIP JPMorgan High Yield Fund: A high level of current income; capital appreciation is the secondary objective.
    (Sub-advised by J.P. Morgan Investment Management Inc.)
     (formerly J.P. Morgan High Yield Fund)

  o LVIP JPMorgan Mid Cap Value RPM Fund: Long-term capital appreciation. (Sub-advised by J.P. Morgan Investment Management Inc.)
     (formerly Columbia Value Opportunities Fund)

  o LVIP MFS International Growth Fund: Long-term capital appreciation. (Sub-advised by Massachusetts Financial Services Company)

  o LVIP MFS International Growth RPM Fund: Capital appreciation; a fund of funds.
     This fund will be available on or about May 20, 2013. Consult your financial advisor.

  o LVIP MFS Value Fund: Capital appreciation.
     (Sub-advised by Massachusetts Financial Services Company)

  o LVIP Mid-Cap Value Fund: Long-term capital appreciation.
     (Sub-advised by Wellington Management)

  o LVIP Mondrian International Value Fund: Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
     (Sub-advised by Mondrian Investment Partners, Limited)

  o LVIP Money Market Fund: To maximize current income while maintaining a stable value of your shares (providing stability of net asset value) and preserving the value of your initial investment (preservation of capital).

     (Sub-advised by Delaware Management Company)*

  o LVIP RPM BlackRock Global Allocation V.I. Fund: Capital appreciation; a fund of funds.
     This fund will be available on or about May 20, 2013. Consult your financial advisor.

  o LVIP RPM Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio: Capital appreciation; a fund of funds.
     This fund will be available on or about May 20, 2013. Consult your financial advisor.

  o LVIP SSgA Bond Index Fund: To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP SSgA Conservative Index Allocation Fund: A high level of current income, with some consideration given to growth of capital; a fund of funds.

  o LVIP SSgA Conservative Structured Allocation Fund: A high level of current income, with some consideration given to growth of capital; a fund of funds.

  o LVIP SSgA Developed International 150 Fund: To maximize long-term capital appreciation.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Emerging Markets 100 Fund: To maximize long-term capital appreciation.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Global Tactical Allocation RPM Fund: Long-term growth of capital; a fund of funds.
    (Sub-advised by SSgA Funds Management, Inc.)
     (formerly LVIP SSgA Global Tactical Allocation Fund)

  o LVIP SSgA International Index Fund: To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
    (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Large Cap 100 Fund: To maximize long-term capital appreciation. (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Large Cap RPM Fund: Capital appreciation; a fund of funds. This fund will be available on or about May 20, 2013. Consult your financial advisor.

  o LVIP SSgA Moderate Index Allocation Fund: A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

  o LVIP SSgA Moderate Structured Allocation Fund: A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.

  o LVIP SSgA Moderately Aggressive Index Allocation Fund: A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

  o LVIP SSgA Moderately Aggressive Structured Allocation Fund: A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

  o LVIP SSgA Small/Mid Cap 200 Fund: To maximize long-term capital appreciation.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA S&P 500 Index Fund: To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.**
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Small-Cap Index Fund: To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000 (Reg. TM) Index*, which emphasizes stocks of small U.S. companies.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Small-Cap RPM Fund: Capital appreciation; a fund of funds. This fund will be available on or about May 20, 2013. Consult your financial advisor.

  o LVIP T. Rowe Price Growth Stock Fund: Long-term capital growth. (Sub-advised by T. Rowe Price Associates, Inc.)

  o LVIP T. Rowe Price Structured Mid-Cap Growth Fund: To maximize capital appreciation.
     (Sub-advised by T. Rowe Price Associates, Inc.)

  o LVIP Templeton Growth RPM Fund: Long-term capital growth.
    (Sub-advised by Templeton Investment Counsel, LLC)
     (formerly LVIP Templeton Growth Fund)

  o LVIP UBS Large Cap Growth RPM Fund: Long-term growth of capital in a manner consistent with the preservation of capital.
    (Sub-advised by UBS Global Asset Management (Americas), Inc.)
     (formerly LVIP Janus Capital Appreciation Fund)

  o LVIP Vanguard Domestic Equity ETF Fund: Long-term capital appreciation; a fund of funds.

  o LVIP Vanguard International Equity ETF Fund: Long-term capital appreciation; a fund of funds.


  o LVIP Protected Profile 2010 Fund: Total return with emphasis on high current income; a fund of funds.

  o LVIP Protected Profile 2020 Fund: Total return with increased emphasis on capital preservation as target date approaches; a fund of funds.

  o LVIP Protected Profile 2030 Fund: Total return with increased emphasis on capital preservation as target date approaches; a fund of funds.

  o LVIP Protected Profile 2040 Fund: Total return with increased emphasis on capital preservation as target date approaches; a fund of funds.


  o LVIP Protected Profile Conservative Fund: High current income and growth of capital; a fund of funds.

  o LVIP Protected Profile Growth Fund: Balance between high current income and growth of capital; a fund of funds.

  o LVIP Protected Profile Moderate Fund: Balance between high current income and growth of capital; a fund of funds.



MFS (Reg. TM) Variable Insurance TrustSM, advised by Massachusetts Financial
    Services Company

  o Core Equity Series: Capital appreciation.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o Growth Series: Capital appreciation.

  o Total Return Series: Total return.

  o Utilities Series: Total return.



Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc., and sub-advised by Neuberger Berman, LLC.

  o Mid-Cap Growth Portfolio: Growth of capital.

  o Mid Cap Intrinsic Value Portfolio: Growth of capital.



PIMCO Variable Insurance Trust, advised by PIMCO

  o PIMCO VIT Commodity RealReturnStrategy (Reg. TM) Portfolio: Maximum real return.


Putnam Variable Trust, advised by Putnam Investment Management, LLC

  o Global Health Care Fund: Capital appreciation.
    (Subadvised by Putnam Advisory Company, LLC and Putnam Investments
    Limited)
     This fund is not offered in contracts issued on or after May 24, 2004

  o Growth & Income Fund: Capital growth and current income.
     (Subadvised by Putnam Investments Limited)
     This fund is not offered in contracts issued on or after May 24, 2004.

* Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.

** "Standard & Poor's (Reg. TM)", "S&P 500 (Reg. TM)", "Standard & Poor's 500
   (Reg. TM)" and "500" are trademarks of Standard & Poor's Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.


Fund Shares


We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.


When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.



Reinvestment of Dividends and Capital Gain Distributions


All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.



Addition, Deletion or Substitution of Investments


We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.

Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.


We also may:

 o remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;

 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.


We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.




Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;

 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional Services and the SAI for more information on these programs);

 o maintaining records;

 o administering Annuity Payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and

 o furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.

The risks we assume include:
 o the risk that Annuitants receiving Annuity Payouts, including Lincoln SmartIncomeSM Inflation payouts, live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
 o the risk that lifetime payments to individuals from Lincoln SmartSecurity (Reg. TM) Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage will exceed the Contract Value;
 o the risk that Death Benefits paid will exceed the actual Contract Value;

 o the risk that more owners than expected will qualify for waivers of the surrender charge;
 o the risk that, if i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit or 4LATER (Reg. TM) Guaranteed Income Benefit is in effect, the required Regular Income Payments will exceed the Account Value; and
 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.



Deductions from the VAA



For the base contract, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:





                  Estate Enhancement    Estate Enhancement                       Enhanced
                 Benefit rider (EEB)   Benefit rider (EEB)                      Guaranteed      Guarantee of
                    in combination          without 5%         5% Step-up     Minimum Death    Principal Death
                   with 5% Step-up           Step-up         Death Benefit   Benefit (EGMDB)    Benefit (GOP)
                --------------------- --------------------- --------------- ----------------- ----------------
  Mortality
  and
  expense
  risk
  charge.......        1.50%                 1.45%              1.40%            1.25%             1.15%
  Adminis-
  trative
  charge.......        0.15%                 0.15%              0.15%            0.15%             0.15%
                        ----                  ----               ----             ----              ----
  Total
  annual
  charge
  for each
  Subaccount.          1.65%                 1.60%              1.55%            1.40%             1.30%


Surrender Charge


A surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the periods indicated below. The surrender charge is calculated separately for each Purchase Payment. The contract anniversary is the annually occurring date beginning with the effective date of the contract. For example, if the effective date of your contract is January 1, 2012, your first contract anniversary would be on January 1, 2013, your second contract anniversary would be on January 1, 2014, and so forth.





                                                             Number of contract anniversaries since
                                                                 Purchase Payment was invested
                                                             --------------------------------------
                                                               0    1    2    3    4    5    6   7+
                                                             ---- ---- ---- ---- ---- ---- ---- ---
      Surrender charge as a percentage of the surrendered or
       withdrawn Purchase Payments.......................... 7%   6%   5%   4%   3%   2%   1%    0


A surrender charge does not apply to:

 o A surrender or withdrawal of a Purchase Payment beyond the seventh anniversary since the Purchase Payment was invested;
 o Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current Contract Year does not exceed the free amount which is equal to 15% of the total Purchase Payments (this does not apply upon surrender of the contract);

 o When the surviving spouse assumes ownership of the contract as a result of the death of the original owner (however, the surrender charge schedule of the original contract will continue to apply to the spouse's contract);

 o A surrender or withdrawal of any Purchase Payments as a result of admittance of the Contractowner into an accredited nursing home or equivalent health care facility, where the admittance into such facility occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
 o A surrender of the contract as a result of the death of the Contractowner, joint owner or Annuitant, provided the Annuitant has not been changed for any reason other than the death of a prior named Annuitant;

 o Purchase Payments when used in the calculation of the initial periodic income payment and the initial Account Value under the i4LIFE (Reg. TM) Advantage option or the Contract Value applied to calculate the benefit amount under any Annuity Payout option made available by us;
 o Regular Income Payments made under i4LIFE (Reg. TM) Advantage including any payments to provide the 4LATER (Reg. TM) or i4LIFE (Reg. TM) Guaranteed Income Benefits or periodic payments made under any Annuity Payout option made available by us;
 o A surrender of a contract or withdrawal of Contract Value from contracts issued to Selling Group Individuals;
 o A surrender or withdrawal of any Purchase Payments after the onset of a permanent and total disability of the Contractowner as defined in Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the Contractowner For contracts issued in the State of New Jersey, a different definition of permanent and total disability applies;
 o A surrender or withdrawal of any Purchase Payments as a result of the diagnosis of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
 o Withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity (Reg. TM) Advantage, Lincoln Lifetime IncomeSM Advantage or the Guaranteed Annual Income amount under Lincoln Lifetime IncomeSM Advantage 2.0, subject to certain conditions;


For purposes of calculating the surrender charge on withdrawals, we assume that:


1. The free amount will be withdrawn from Purchase Payments on a "first in-first out (FIFO)" basis.

2. Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
  o from Purchase Payments (on a FIFO basis) until exhausted; then

  o from earnings until exhausted.


3. On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
  o from Purchase Payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then

  o from earnings until exhausted; then

  o from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted.

We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.

If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.



Account Fee


During the accumulation period, we will deduct an account fee of $35 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the Contract Value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $100,000 on the contract anniversary. There is no account fee on contracts issued to Selling Group Individuals.



Rider Charges

A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.

Lincoln Lifetime IncomeSM Advantage 2.0 Charge. While this rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage 2.0. The rider charge is currently equal to an annual rate of 1.05% (0.2625% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 single life option and 1.25% (0.3125% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 joint life option. There is no additional charge for Lincoln Lifetime IncomeSM Advantage
2.0 Protected Funds over and above the charge for Lincoln Lifetime IncomeSM Advantage 2.0.


The charge is applied to the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements, and decreased for Excess Withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider's effective date. This deduction will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base section for a discussion and example of the impact of the changes to the Income Base.

The annual rider percentage charge may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. An Automatic Annual Step-up is a feature that will increase the Income Base to equal the Contract Value on a Benefit Year anniversary if all conditions are met. The Benefit Year is a 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. If you opt out of the step-up, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.

The 5% Enhancement to the Income Base (less Purchase Payments received in that year) occurs if a 10-year Enhancement Period is in effect as described further in the Lincoln Lifetime IncomeSM Advantage 2.0 section. During the first ten Benefit Years an increase in the Income Base as a result of the 5% Enhancement will not cause an increase in the annual rider percentage charge but will increase the dollar amount of the charge. After the 10th Benefit Year anniversary the annual rider percentage charge may increase each time the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. If your percentage charge is increased, you may opt-out of the 5% Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. If you opt out of the 5% Enhancement, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your percentage charge to increase) if you do not want the 5% Enhancement.

The rider percentage charge will increase to the then current rider percentage charge, if after the first Benefit Year anniversary, cumulative Purchase Payments added to the contract, equal or exceed $100,000. You may not opt-out of this rider charge increase. See The Contracts - Living Benefit Riders - Lincoln Lifetime IncomeSM Advantage 2.0 - Income Base.


The rider charge will be discontinued upon termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider (except for death) or surrender of the contract.


If the Contract Value is reduced to zero while the Contractowner is receiving a Guaranteed Annual Income, no rider charge will be deducted.

Lincoln Lifetime IncomeSM Advantage Charge. While this rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage. The rider charge is currently equal to an annual rate of 0.90% of the Guaranteed Amount (0.225% quarterly) for the Lincoln Lifetime IncomeSM Advantage single life or joint life option. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. If the Lincoln Lifetime IncomeSM Advantage Plus is purchased, an additional 0.15% is added, for a total current cost of 1.05% of the Guaranteed Amount. See The Contracts - Living Benefit Riders - Lincoln Lifetime IncomeSM Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

The charge is applied to the Guaranteed Amount as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up and decreased for withdrawals. The 200% Step-up is not available for riders purchased on or after October 5, 2009. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. For Riders purchased on or after March 2, 2009, the charge is also deducted in proportion to the value in the fixed account used for dollar cost averaging purposes. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln Lifetime IncomeSM Advantage Guaranteed Amount section for a discussion and example of the impact of the changes to the Guaranteed Amount.

The annual rider percentage charge may increase each time the Guaranteed Amount increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 1.50% of the Guaranteed Amount. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. This opt out will only apply for this particular Automatic Annual Step-up and is not available if additional Purchase Payments would cause your charge to increase (see below). You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.

An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% Step-up will not cause an increase in the annual rider percentage charge but will increase the dollar amount of charge.


Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Purchase Payment will potentially cause the charge for your rider to change to the current charge in effect on the next Benefit Year anniversary, but the charge will never exceed the guaranteed maximum annual charge. The new charge will become effective on the Benefit Year anniversary.


The rider charge will be discontinued upon termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider (except for death) or surrender of the contract.


If the Guaranteed Amount is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.


If you purchase Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% of the Guaranteed Amount will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge of 1.05% applied to the Guaranteed Amount. This total charge (which may change as discussed above) is in effect until the 7th Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the 7th Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the 7th Benefit Year anniversary, you will not be able to exercise the Plus Option, but the additional 0.15% charge will remain on your contract until the 7th Benefit Year anniversary.

As of December 31, 2010 (or later in certain states), this rider is no longer available for purchase.

4LATER (Reg. TM) Advantage Protected Funds Charge. While this rider is in effect, there is a charge for the 4LATER (Reg. TM) Advantage Protected Funds. The rider charge is currently equal to an annual rate of 1.05% (0.2625% quarterly) for the single life option and 1.25% (0.3125% quarterly) for the joint life option.


The charge is applied to the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider's effective date. This deduction will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to the 4LATER (Reg. TM) Advantage Protected Funds Income Base section for a discussion and example of the impact of the changes to the Income Base.

The annual rate for the charge may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. An Automatic Annual Step-up is a feature that will increase the Income Base to equal the Contract Value on a Benefit Year anniversary if all conditions are met. The Benefit Year is a 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Therefore, your percentage charge could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt-out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. If you opt out of the step-up, your current charge will remain in effect and the Income Base will be returned to the prior Income Base subject to withdrawals. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.

The 5% Enhancement to the Income Base (less Purchase Payments received in that year) occurs if a 10-year Enhancement Period is in effect as described further in the 4LATER (Reg. TM) Advantage Protected Funds section. During the first 10 Benefit Years an increase in the Income Base as a result of the 5% Enhancement will not cause an increase in the annual rider percentage charge but will increase the dollar amount of charge. After the 10th Benefit Year anniversary the percentage charge may increase each time the Income Base increases as a result of the 5% Enhancement, but the percentage charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. If your percentage charge is increased, you may opt-out of the 5% Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. If you opt out of the 5% Enhancement, your current percentage charge will remain in effect and the Income Base will be returned to the prior Income Base adjusted for withdrawals. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your percentage charge to increase) if you do not want the 5% Enhancement.

The percentage charge will increase to the then current annual percentage charge, if after the first Benefit Year anniversary, cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt-out of this rider charge increase. See the 4LATER (Reg. TM) Advantage Protected Funds
- Income Base.

The rider charge will be discontinued upon termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider (except for death) or surrender of the contract.

Lincoln SmartSecurity (Reg. TM) Advantage Charge. While this rider is in effect, there is a charge for the Lincoln SmartSecurity (Reg. TM) Advantage. The rider charge is currently equal to an annual rate of:


1) 0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option (the current annual percentage charge will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount); or

2) 0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, single life option (and also the prior version of Lincoln SmartSecurity (Reg. TM) Advantage - 1
   Year Automatic Step-up) (for riders purchased prior to December 3, 2012, the current annual percentage charge will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or

3) 1.00% of the Guaranteed Amount (0.25% quarterly) for Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, joint life option (for riders purchased prior to December 3, 2012, the current annual percentage charge will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

Beginning on January 16, 2009, the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option is no longer available for purchase. Beginning on May 20, 2013, the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will no longer be available for purchase.

The charge is applied to the Guaranteed Amount (initial Purchase Payment, if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the rider charge is assessed. In Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up (without the single or joint life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln SmartSecurity (Reg. TM) Advantage, Guaranteed Amount section, for a discussion and example of the impact of changes to the Guaranteed Amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the 10th Benefit Year if conditions are met as described in the Lincoln SmartSecurity (Reg. TM) Advantage section. Additional 10-year periods of step-ups may be elected. The annual rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount within the 10-year period.

If you elect to step-up the Guaranteed Amount for another 10-year step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a pro-rata deduction of the rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the Valuation Date of the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity (Reg.
TM) Advantage - 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE (Reg. TM) Advantage or termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider or surrender of the contract.

Rider Charge Waiver. For the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.

Whenever the above conditions are met, on each valuation date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Purchase Payments made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.

4LATER (Reg. TM) Advantage Charge. Prior to the Periodic Income Commencement Date (which is defined as the Valuation Date the initial Regular Income Payment under i4LIFE (Reg. TM) Advantage is determined), the annual 4LATER (Reg. TM) charge is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. The Income Base is increased for subsequent Purchase Payments, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER (Reg. TM) rider charge multiplied by the Income Base will be deducted from the Subaccounts on every third month anniversary of the later of the 4LATER (Reg. TM) rider effective date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER (Reg. TM) rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.

Upon a reset of the Income Base, a pro-rata deduction of the 4LATER (Reg. TM) rider charge based on the Income Base immediately prior to the reset will be made on the Valuation Date of the reset. This deduction covers the cost of the 4LATER (Reg. TM) rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER (Reg. TM) rider charge for the reset Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect at the time of reset, not to exceed the guaranteed maximum charge of 1.50% of the Income Base. If you never elect to reset your Income Base, your 4LATER (Reg. TM) rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.


Prior to the Periodic Income Commencement Date, a pro-rata amount of the 4LATER (Reg. TM) rider charge will be deducted upon termination of the 4LATER (Reg.
TM) rider for any reason other than death. On the Periodic Income Commencement Date, a pro-rata deduction of the 4LATER (Reg. TM) rider charge will be made to cover the cost of 4LATER (Reg. TM) since the previous deduction.


As of July 16, 2012 (or later in some states), this rider is no longer available for purchase.

i4LIFE (Reg. TM) Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE (Reg. TM) Advantage. i4LIFE (Reg. TM) Advantage is subject to a daily charge that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE (Reg. TM) Advantage becomes effective (or your initial Purchase Payment if i4LIFE (Reg.
TM) Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as withdrawals. i4LIFE (Reg. TM) Advantage provides Regular Income Payments for your life, subject to certain conditions, during two time periods: the Access Period and the Lifetime Income Period. During the Access Period, you have access to your Account Value. You select when the Access Period begins and ends at the time you elect i4LIFE (Reg. TM) Advantage. The Lifetime Income Period begins immediately after the Access Period ends. The Lifetime Income Period ends when you die (or upon the death of a Secondary Life, if any).

The annual rate of the i4LIFE (Reg. TM) Advantage charge during the Access Period is: 1.65% for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit; 1.70% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit; and 1.85% for the i4LIFE (Reg. TM) Advantage EGMDB. During the Lifetime Income Period, the charge for all Death Benefit options is 1.65%. This charge consists of a mortality and expense risk charge, and an administrative charge. These charges replace the Separate Account Annual Expenses for the base contract. If i4LIFE (Reg. TM) Advantage is elected at the time the contract is issued, i4LIFE (Reg. TM) Advantage will become effective as of the contract's effective date, and we will begin deducting the charge at that time. If i4LIFE (Reg. TM) is elected at any point after the contract has been issued, i4LIFE (Reg. TM) Advantage will become effective as of the next Valuation Date after we receive a completed election form in Good Order at our Home Office. We will begin deducting the charge at that time. Refer to the i4LIFE (Reg. TM) Advantage section for explanations of the Account Value, the Access Period, and the Lifetime Income Period.

i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit Charge. The Guaranteed Income Benefit (version 4) which is available for purchase with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.65% of the Account Value (0.50% for versions 1, 2 and 3) (single life option), which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.30% (2.15% for version 1, 2 and 3) for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit; 2.35% (2.20% for version 1, 2 and 3) for the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit; and 2.50% (2.35% for version 1, 2 and 3) for the i4LIFE (Reg. TM) Advantage EGMDB.

If you elect the joint life option, the charge for the Guaranteed Income Benefit (version 4) which is purchased with i4LIFE (Reg. TM) Advantage will be subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.50% for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit; 2.55% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit; and 2.70% for the i4LIFE (Reg. TM) Advantage EGMDB. These charges replace the Separate Account Annual Expenses for the base contract. There is no additional charge for i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds over and above the charge for i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4).


The Guaranteed Income Benefit percentage charge will not change until there is an automatic step up of the Guaranteed Income Benefit (version 4) or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus). At the time of the step-up the Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% (version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up (version 4) or step-up period election (versions 2 or 3) for you and your percentage charge is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up or the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE (Reg. TM) Advantage section of this prospectus). For version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.

After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE (Reg. TM) Advantage charge will continue.


i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) charge for purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds. Purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 may carry over certain features of the Lincoln Lifetime IncomeSM Advantage 2.0 rider to elect i4LIFE (Reg. TM)Advantage with Guaranteed Income Benefit (version 4). Purchasers who previously purchased 4LATER (Reg. TM) Advantage Protected Funds may carry over certain features of 4LATER (Reg. TM) Advantage Protected Funds to elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds. If you make this election, then the current Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds charge will be your initial charge for i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit (version 4). This charge is in addition to the daily mortality and expense risk and administrative charge of the base contract for your Death Benefit option set out under Deductions of the VAA. The charges and calculations described earlier for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit will not apply.

For purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds, the charges for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) are combined into a single charge that is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE (Reg. TM) Advantage and every three months thereafter. The current initial charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) is equal to an annual rate of 1.05% (0.2625% quarterly) for the single life option and 1.25% (0.3125% quarterly) for the joint life option. The charge is a percentage of the greater of the Income Base or the Account Value. Refer to Lincoln Lifetime IncomeSM Advantage
2.0 or 4LATER (Reg. TM) Advantage Protected Funds for a description of the Income Base. The total annual Subaccount charges of 1.40% for the EGMDB, and 1.30% for the Guarantee of Principal Death Benefit also apply. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds are guaranteed that in the future the guaranteed maximum initial charge for both i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) will be the guaranteed maximum charge then in effect at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds.

The charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds will not change until there is an automatic step-up of the Guaranteed Income Benefit (described later in the i4LIFE (Reg.
TM) Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds current charge rate. (The Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds charge continues to be used as a factor in determining the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit charge.) The charge rate is based upon surrender experience, mortality experience, Contractowner investment experience, solvency and profit margins, and the goals and objectives of the Lincoln hedging experience. Significant changes in one or more of these categories could result in an increase in the charge. This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.

The following example shows how the initial charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 and 4LATER (Reg. TM) Advantage Protected Funds is calculated as well as adjustments due to increases to the Guaranteed Income Benefit (version 4) and the Lincoln Lifetime IncomeSM Advantage 2.0 charge. The example is a nonqualified contract and assumes the Contractowner is 65 years old on the effective date of electing the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). Pursuant to the provisions of the Guaranteed Income Benefit (version 4) the initial Guaranteed Income Benefit is set at 4% of the Income Base based upon the Contractowner's age (see Guaranteed Income Benefit (version 4) for a more detailed description). The example also assumes that the current charge for Lincoln Lifetime IncomeSM Advantage 2.0 is 1.05%. The first example demonstrates how the initial charge is determined for an existing contract with an Account Value and Income Base. (The same calculation method applies to purchasers of 4LATER (Reg. TM) Advantage Protected Funds except for the different initial Guaranteed Income Benefit rates set forth in the Guaranteed Income Benefit (version 4) description later in this prospectus.)

1/1/13 Initial i4LIFE (Reg. TM) Advantage Account Value...................................  $ 100,000
1/1/13 Income Base as of the last Valuation Date under Lincoln Lifetime IncomeSM            $ 125,000
  Advantage 2.0  .
1/1/13 Initial Annual Charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income
Benefit (version 4) ($125,000 * 1.05%
 current charge for Lincoln Lifetime IncomeSM Advantage 2.0) (charge is assessed against the Income Base since it is
 larger than the Account Value)...........................................................  $1,312.50
1/2/13 Amount of initial i4LIFE (Reg. TM) Advantage Regular Income Payment (an example of how the Regular Income Payment
 is calculated is shown in the SAI).......................................................  $   5,066
1/2/13 Initial Guaranteed Income Benefit (4% * $125,000 Income Base) .                      $   5,000


The next example shows how the charge will increase if the Guaranteed Income Benefit is stepped up to 75% of the Regular Income Payment.





1/2/14 Recalculated Regular Income Payment (due to market gain in Account Value).........  $   6,900
1/2/14 New Guaranteed Income Benefit (75% * $6,900 Regular Income Payment)...............  $   5,175
1/2/14 Annual Charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit
(version 4) ($1,312.50 * ($5,175/$5,000))
 Prior charge * [ratio of increased Guaranteed Income Benefit to prior Guaranteed Income   $1,358.44
  Benefit]  .


If the Lincoln Lifetime IncomeSM Advantage 2.0 charge has also increased, subject to a maximum charge of 2.00%, the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) charge will increase upon a step-up. (The Lincoln Lifetime IncomeSM Advantage 2.0 charge continues to be used in the calculation of the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit charge.)


Continuing the above example:




1/2/14 Annual Charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit          $1,358.44
  (version 4)  .
1/2/15 Recalculated Regular Income Payment (due to Account Value increase)................  $   7,400
1/2/15 New Guaranteed Income Benefit (75% * $7,400 Regular Income Payment) .                $   5,550
Assume the Lincoln Lifetime IncomeSM Advantage 2.0 charge increases from 1.05% to 1.15%.
1/2/15 Annual Charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit
($1,358.44 * ($5,550/$5,175) *
 (1.15%/1.05%))...........................................................................  $1,595.63


The new annual charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) is $1,595.63 which is equal to the current annual charge of $1,358.44 multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) times the percentage increase to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge (1.15%/1.05%).

If the Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds percentage charge is increased, we will notify you in writing. You may contact us in writing or at the telephone number listed on the first page of this prospectus to reverse the step-up within 30 days after the date on which the step-up occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred, reduced by any Excess Withdrawals. Future step-ups as described in the rider would continue.


After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, i4LIFE (Reg. TM) Advantage will also be terminated and the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit charge will cease.

i4LIFE (Reg. TM) Advantage with 4LATER (Reg. TM) Guaranteed Income Benefit Charge for purchasers who previously purchased 4LATER (Reg. TM) Advantage. The 4LATER (Reg. TM) Guaranteed Income Benefit for purchasers who previously purchased 4LATER (Reg. TM) Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.30% for the i4LIFE (Reg. TM) Account Value Death Benefit; 2.35% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit; and 2.50% for the EGMDB. (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE (Reg. TM) Advantage payout phase.


On and after the Periodic Income Commencement Date, the 4LATER (Reg. TM) Guaranteed Income Benefit charge will be added to the i4LIFE (Reg. TM) charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER (Reg. TM) charge because after the Periodic Income Commencement Date, when the 4LATER (Reg. TM) Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER (Reg. TM) charge is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the average daily Account Value after the Periodic Income Commencement Date.

After the Periodic Income Commencement Date, the 4LATER (Reg. TM) Guaranteed Income Benefit percentage charge will not change unless the Contractowner elects additional 15-year step-up periods during which the 4LATER (Reg. TM) Guaranteed Income Benefit (described later) is stepped-up to 75% of the current Regular Income Payment. At the time you elect a new 15-year step-up period, the 4LATER (Reg. TM) Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.


After the Periodic Income Commencement Date, if the 4LATER (Reg. TM) Guaranteed Income Benefit is terminated, the 4LATER (Reg. TM) Guaranteed Income Benefit annual charge will also terminate but the i4LIFE (Reg. TM) Advantage charge will continue.


Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit (version 2 or 3 as stated in your rider), the Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE (Reg.
TM)Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.15% for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit; 2.20% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit; and 2.35% for the i4LIFE (Reg. TM) Advantage EGMDB.


Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase the Lincoln Lifetime IncomeSM Advantage.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus).

After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE (Reg. TM) Advantage charge will continue.


Deductions for Premium Taxes


Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.


The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 3.5%.


Other Charges and Deductions

The surrender, withdrawal or transfer of value from a Guaranteed Period may be subject to the Interest Adjustment if applicable. See Fixed Side of the Contract.


The mortality and expense risk and administrative charge of 1.40% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.


There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.

Charges for Lincoln SmartIncomeSM Inflation. There is no charge for Lincoln SmartIncomeSM Inflation unless Unscheduled Payments are taken. The following table describes the Unscheduled Payment charge for the Lincoln SmartIncomeSM Inflation on and after the Annuity Commencement Date. See The Contracts - Annuity Payouts for a complete description of Lincoln SmartIncomeSM Inflation.

Lincoln SmartIncomeSM Inflation Unscheduled Payment charge

(as a percentage of the Unscheduled Payment)*

                                 Rider Year
                   --------------------------------------
                     1    2    3    4    5    6    7   8
                   ---- ---- ---- ---- ---- ---- ---- ---
  Charge.......... 7%   7%   7%   6%   5%   4%   3%   0%

* A new Rider Year starts on each Rider Date anniversary. The charge is applied only to amounts in excess of the annual 10% Reserve Value free amount. See The Contracts - Annuity Payouts, Annuity Options for a detailed description of Reserve Value.



Unscheduled Payments of up to 10% of the then current Reserve Value may be taken each Rider Year without charge, as long as the then current Reserve Value is greater than zero. The Unscheduled Payment charge is assessed against Unscheduled Payments in excess of 10% of the then current Reserve Value in a Rider Year. Unscheduled Payments that do not exceed on a cumulative basis more than 10% of the then current Reserve Value each year are not subject to an Unscheduled Payment charge. If an Unscheduled Payment is subject to an Unscheduled Payment charge, the charge will be deducted from the Unscheduled Payment so that you will receive less than the amount requested. If the Annuitant or Secondary Life is diagnosed with a terminal illness or confined to an extended care facility after the first Rider Year, then no Unscheduled Payment charges are assessed on any Unscheduled Payment. The Unscheduled Payment charge is also waived upon payment of a Death Benefit as described in the Lincoln SmartIncomeSM Inflation section of this prospectus.



Additional Information

The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.



The Contracts

Purchase of Contracts

If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.

When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.



Who Can Invest


To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86. Certain Death Benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.

In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the Contractowner, and held in that account until instructions are received from the appropriate regulator.


Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.


Replacement of Existing Insurance

Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.


Purchase Payments


You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum for Selling Group Individuals is $1,500. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments since the requirements of your state may vary. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.

Purchase Payments totaling $1 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all contracts issued by the Company (or its affiliates) in which you are a Contractowner, joint owner, or Annuitant. If you elect a Living Benefit rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. If you stop making Purchase Payments, the contract will remain in force, however, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first. Upon advance written notice, we reserve the right to further limit Purchase Payments made to the contract.

If you elect a Living Benefit rider (other than i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. State variations may apply. Please see your contract or contact your registered representative for more information. If you elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit, no additional Purchase Payments can be made. This means that you will be limited in your ability to build your Contract Value and/or increase the amount of any guaranteed benefit under a Living Benefit rider by making additional Purchase Payments to the contract.

You should carefully consider these limitations, and any other limitations of the contract, and how they may impact your long-term investment plans, especially if you intend to build Contract Value by making additional Purchase Payments over a long period of time. See the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit rider.



Valuation Date


Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.



Allocation of Purchase Payments


Purchase Payments allocated to the variable account are placed into the VAA's Subaccounts, according to your instructions. You may also allocate Purchase Payments in the fixed account, if available.

The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000, subject to state approval.

If we receive your Purchase Payment from you or your broker-dealer in Good Order at our Home Office prior to 4:00 p.m., New York time, we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If we receive your Purchase Payment in Good Order at or after 4:00 p.m., New York time, we will use the Accumulation Unit value computed on the next Valuation Date. If you submit your Purchase Payment to your registered representative, we will generally not begin processing the Purchase Payment until we receive it from your representative's broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to 4:00 p.m., New York time, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If your Purchase Payment was placed with your broker-dealer at or after 4:00 p.m., New York time, then we will use the Accumulation Unit value computed on the next Valuation Date.

The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.



Valuation of Accumulation Units


Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:

1. The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus

2. The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3. The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.

The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.



Transfers On or Before the Annuity Commencement Date


After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.

Transfers (among the variable Subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per Contract Year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross-reinvestment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE (Reg. TM) Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE (Reg. TM) Advantage Account Value). See i4LIFE (Reg. TM) Advantage.

The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.

A transfer request may be made to our Home Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Home Office before the end of the Valuation Date (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order at or after 4:00 p.m., New York time, we will process the request using the Accumulation Unit value computed on the next Valuation Date.

If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the Contract Value from a fixed account to the variable Subaccount(s) subject to the following restrictions:

 o total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
 o the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.


Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE (Reg. TM) Advantage transfers) may be subject to Interest Adjustments, if applicable. For a description of the Interest Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Interest Adjustment.


Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.



Telephone and Electronic Transactions

A surrender, withdrawal, or transfer request may be made to our Home Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.



Market Timing


Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.

In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.

You should be aware that the purchase and redemption orders received by the funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from policy owners engaged in disruptive trading activity, the fund may reject the entire omnibus order.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.


Once a Contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.

Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan Participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.


Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.


Transfers After the Annuity Commencement Date


You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment. Once elected, the fixed annuity payment is irrevocable.


These provisions also apply during the i4LIFE (Reg. TM) Advantage Lifetime Income Period. See i4LIFE (Reg. TM) Advantage.


Ownership


The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the Annuitant(s) will be the owner. The owner may name a joint owner.

As Contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Non-qualified contracts may not be collaterally assigned. Assignments may have an adverse impact on any Death Benefit or Living Benefits in this product and may be prohibited under the terms of a particular feature. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.



Joint Ownership

If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.


Annuitant


The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant [unless you are a tax-exempt entity, then you can name two joint Annuitants]. You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us of the change, however we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the Death Benefits or Living Benefits. See The Contracts - Death Benefit. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.



Surrenders and Withdrawals


Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.

The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at or after 4:00 p.m., New York time, we will process the request using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the Interest Adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act.

There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.

The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters - Taxation of Withdrawals and Surrenders.



Additional Services


These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home Office. For further detailed information on these services, please see Additional Services in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable Subaccounts into the variable Subaccounts on a monthly basis or in accordance with other terms we make available.

You may elect to participate in the DCA program at the time of application or at anytime before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged (DCA'd) is $1,500 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:

 o the Annuity Commencement Date;

 o the value of the amount being DCA'd is depleted; or

 o you cancel the program by written request or by telephone if we have your telephone authorization on file.



We reserve the right to restrict access to this program at any time.


A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the variable Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. DCA does not assure a profit or protect against loss.

The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges and Interest Adjustments. See Charges and Other Deductions - Surrender Charge and Fixed Side of the Contract - Interest Adjustment.

The cross-reinvestment service automatically transfers the Contract Value in a designated variable Subaccount that exceeds a baseline amount to another specific variable Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period. As of May 1, 2010, this service is no longer available unless the Contractowner had enrolled in this service prior to this date.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each variable account Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.


Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously.


Asset Allocation Models


Your registered representative may discuss asset allocation models with you to assist you in deciding how to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. The models listed below were designed and prepared by the Company, in consultation with SSgA Funds Management, Inc., for use by Lincoln Financial Distributors, Inc., (LFD) the principal underwriter of the contracts. LFD provides models to broker dealers who may offer the models to their own clients. The models do not constitute investment advice and you should consult with your broker dealer representative to determine whether you should utilize a model or which model is suitable for you based upon your goals, risk tolerance and time horizon.

Each model invests different percentages of Contract Value in some or all of the LVIP Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model's asset allocation strategy. You may not make transfers among the Subaccounts. We will deduct any withdrawals you make from the Subaccounts in the asset allocation model on a pro rata basis. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.


Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help reduce volatility and boost returns over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.

The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.


In order to maintain the model's specified Subaccount allocation percentages, you agree to be automatically enrolled in and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.



The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.

The election of certain Living Benefit riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts - Investment Requirements.


The models are as follows:

 o The Lincoln SSgA Conservative Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately
   40% in three equity Subaccounts and 60% in one fixed income Subaccount.
   This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Moderate Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 60% in three equity Subaccounts and 40% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Moderately Aggressive Equity Index Model (formerly known as the Lincoln SSgA Moderately Aggressive Index Model) is composed of specified underlying Subaccounts representing a target allocation of approximately 80% in three equity Subaccounts and 20% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Moderately Aggressive Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately
   70% in three equity Subaccounts and 30% in one fixed income Subaccount.
   This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Aggressive Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 90% in three equity Subaccounts and 10% in one fixed income Subaccount. This model seeks long term growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Structured Conservative Model is composed of specified underlying Subaccounts representing a target allocation of approximately
   40% in seven equity Subaccounts and 60% in one fixed income Subaccount.
   This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.


 o The Lincoln SSgA Structured Moderate Model is composed of specified underlying Subaccounts representing a target allocation of approximately 60% in seven equity Subaccounts and 40% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Moderately Aggressive Equity Model (formerly known as the Lincoln SSgA Structured Moderately Aggressive Model) is composed of specified underlying Subaccounts representing a target allocation of approximately 80% in seven equity Subaccounts and 20% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Moderately Aggressive Model is composed of specified underlying Subaccounts representing a target allocation of approximately 70% in seven equity Subaccounts and 30% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Aggressive Model is composed of specified underlying Subaccounts representing a target allocation of approximately 90% in seven equity Subaccounts and 10% in one fixed income Subaccount. This model seeks long term growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.


Your registered representative will have more information on the specific investments of each model.


Franklin Templeton Founding Investment Strategy: Through the Franklin Templeton Founding Investment Strategy you may allocate Purchase Payments and/or Contract Values to three underlying funds as listed below. This is not an asset allocation model. If you choose to follow this strategy you will invest 100% of your Contract Value according to the strategy. You may invest in any of the three funds without adopting the strategy. Upon selection of this program you agree to be automatically enrolled in portfolio rebalancing and authorize us to automatically rebalance your Contract Value on a quarterly basis in accordance with the strategy. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. You may terminate the strategy at any time and reallocate your Contract Value to other investment options. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.




                                               % of Contract Value
                                              --------------------
      FTVIPT Franklin Income Securities......         34%
      FTVIPT Mutual Shares Securities........         33%
      LVIP Templeton Growth Fund.............         33%


Death Benefit


The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE (Reg. TM) Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.





 UPON DEATH OF:    AND...
Contractowner     There is a surviving joint owner
 Contractowner     There is no surviving joint owner
Contractowner     There is no surviving joint owner
                  and the Beneficiary predeceases the
                  Contractowner
 Annuitant         The Contractowner is living
Annuitant         The Contractowner is living
 Annuitant**       The Contractowner is a trust or
                  other non-natural person



 UPON DEATH OF:    AND...                                 DEATH BENEFIT PROCEEDS PASS TO:
Contractowner     The Annuitant is living or deceased    joint owner
 Contractowner     The Annuitant is living or deceased    designated Beneficiary
Contractowner     The Annuitant is living or deceased    Contractowner's estate
 Annuitant         There is no contingent Annuitant       The youngest Contractowner
                                                         becomes the contingent Annuitant
                                                         and the contract continues. The
                                                         Contractowner may waive* this
                                                         continuation and receive the Death
                                                         Benefit proceeds.
Annuitant         The contingent Annuitant is living     contingent Annuitant becomes the
                                                         Annuitant and the contract continues
 Annuitant**       No contingent Annuitant allowed        designated Beneficiary
                  with non-natural Contractowner




* Notification from the Contractowner to select the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.



** Death of Annuitant is treated like death of the Contractowner.


If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE (Reg. TM) Advantage and have the EEB Death Benefit or 5% Step-up or elect any other annuitization option. Generally, the more expensive the Death Benefit the greater the protection.

You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.

You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.

Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.

If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.

Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.

Guarantee of Principal Death Benefit. Check with your representative regarding state availability. If you do not select a Death Benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the Death Benefit will be equal to the greater of:
 o the current Contract Value as of the Valuation Date we approve the payment of the claim; or
 o the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Guaranteed Annual Income amount under the Lincoln Lifetime IncomeSM Advantage 2.0 rider or the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage 2.0 and The Contracts - Lincoln Lifetime IncomeSM Advantage).

For contracts purchased prior to the time a state approved the above Guarantee of Principal Death Benefit calculation, the sum of all Purchase Payments is reduced by the sum of all withdrawals. In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.


Enhanced Guaranteed Minimum Death Benefit (EGMDB).


If the EGMDB is in effect, the Death Benefit paid will be the greatest of:
 o the current Contract Value as of the Valuation Date we approve the payment of the claim; or
 o the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Guaranteed Annual Income amount under the Lincoln Lifetime IncomeSM Advantage 2.0 rider or the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage 2.0 and The Contracts - Lincoln Lifetime IncomeSM Advantage); or
 o the highest Contract Value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the Contractowner, joint owner or Annuitant for whom the death claim is approved for payment. The highest Contract Value is increased by Purchase Payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value.


For contracts purchased prior to June 2, 2003 (or later, depending on your state) withdrawals will be deducted on a dollar for dollar basis.


In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

For contracts purchased after June 2, 2003 (or later in some states), the Contractowner may discontinue the EGMDB at any time by completing the Enhanced Guaranteed Minimum Death Benefit Discontinuance form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit will apply. We will deduct the charge for the Guarantee of Principal Death Benefit as of that date. See Charges and Other Deductions.

The EGMDB is not available under contracts issued to a Contractowner, or joint owner or Annuitant, who is age 80 or older at the time of issuance.


5% Step-Up Death Benefit. This death benefit option is no longer available unless you had elected it prior to January 15, 2003. If the 5% Step-Up death benefit is in effect, the death benefit paid will be the greater of the death benefit under the EGMDB or the accumulation of all purchase payments minus the accumulation of all withdrawals. These purchase payments and withdrawals are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased contractowner, joint owner or annuitant will then be increased by purchase payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary.

After a contract is issued, the contractowner may discontinue the 5% Step-Up death benefit at any time by completing the Death Benefit Discontinuance form and sending it to us. The benefit will be discontinued as of the valuation date we receive the request, and the death benefit will be the EGMDB. We will stop deducting the charge for the 5% Step-Up as of that date. See Charges and Other Deductions. If you discontinue the benefit, it cannot be reinstated.

All references to withdrawals include deductions for any applicable charges associated with that withdrawal (surrender charges for example) and premium taxes, if any.


Estate Enhancement Benefit Rider (EEB Rider). The amount of Death Benefit payable under this rider is the greatest of the following amounts:
 o the current Contract Value as of the Valuation Date we approve the payment of the claim; or
 o the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value For contracts purchased prior to June 2, 2003 (or later, depending on your state) the sum of all Purchase Payments will be reduced by the sum of all withdrawals. (withdrawals less than or equal to the Guaranteed Annual Income amount under the Lincoln Lifetime IncomeSM Advantage 2.0 rider or the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage 2.0 and The Contracts - Lincoln Lifetime IncomeSM Advantage); or
 o the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner or Annuitant for whom a death claim is approved for payment. The highest Contract value is adjusted for certain transactions. It is increased by Purchase Payments made on or after that contract anniversary on which the highest Contract Value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date in the same proportion that withdrawals reduced the Contract Value; or
 o (Only if this rider is elected in combination with the 5% Step Up Death Benefit): The accumulation of all Purchase Payments minus the accumulation of all withdrawals at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased Contractowner, joint owner or Annuitant will then be increased by Purchase Payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary. This EEB Death Benefit option is no longer available unless you had elected it prior to January 15, 2003; or
 o the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:

  o the contract earnings; or
  o the covered earnings limit.

Note: If there are no contract earnings, there will not be an amount provided under this item.


In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal (surrender charges for example) and premium taxes, if any.

The Enhancement Rate is based on the age of the oldest Contractowner, joint owner (if applicable), or Annuitant on the date when the rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB rider is not available if the oldest Contractowner, joint owner (if applicable), or Annuitant is age 76 or older at the time the rider would become effective.


Contract earnings equal:

 o the Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
 o the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); minus
 o each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus

 o any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where

(A) is the amount of the withdrawal minus the greater of $0 and (B); where

(B) is the result of [(i) - (ii)]; where


     (i) is the Contract Value immediately prior to the withdrawal; and

     (ii) is the amount of Purchase Payments made into the contract prior to the withdrawal.


The covered earnings limit equals 200% of:

 o the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); plus
 o each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the Contractowner, joint owner (if applicable) or Annuitant; minus

 o any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where

(A) is the amount of the withdrawal minus the greater of $0 and (B); where

(B) is the result of [(i) - (ii)]; where


     (i) is the Contract Value immediately prior to the withdrawal; and

     (ii) is the amount of Purchase Payments made into the contract prior to the withdrawal.

The EEB rider may not be available in all states. Please check with your registered investment representative regarding availability of this rider. The EEB rider can only be elected at the time the contract is purchased.

The EEB rider may not be terminated unless you surrender the contract or the contract is in the Annuity Payout period.

Accumulated Benefit Enhancement (ABE). This is no longer available unless you had elected this Death Benefit option prior to January 15, 2003. An Accumulated Benefit Enhancement may also be available for non-qualified i4LIFE (Reg. TM) Advantage contracts. See i4LIFE (Reg. TM) Advantage. There is no additional charge for this benefit.

Whenever this ABE Death Benefit is in effect, the Death Benefit amount will be the greater of the Death Benefit chosen under the contract and this ABE Death Benefit. Any Death Benefit will be paid in the manner defined within the contract (see the discussions on Death Benefits Before the Annuity Commencement Date and General Death Benefit Information in the prospectus).

Upon the death of any Contractowner, joint owner or Annuitant, the ABE Death Benefit will be equal to the sum of all Purchase Payments made under the new contract, plus the Enhancement Amount minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first Contract Year, only 75% of the Enhancement Amount will be used to calculate the ABE Death Benefit.

The Enhancement Amount is equal to the excess of the prior contract's documented Death Benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's Death Benefit equal to the lesser of:

 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.


In addition, if the actual cash surrender value received by us is less than 95% of the documented cash value from the prior insurance company, the prior contract's Death Benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Death Benefit to be effective, documentation of the Death Benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include:

 o the prior company's periodic customer statement;
 o a statement on the prior company's letterhead;
 o or a printout from the prior company's website.

This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.


If more than one annuity contract is exchanged to us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount. Under the new contract, upon the death of any Contractowner, joint owner or Annuitant who was not a Contractowner or Annuitant on the effective date of the new contract, the ABE Death Benefit will be equal to the Contract Value under the new contract as of the date the death claim is approved by us for payment (unless the change occurred because of the death of a Contractowner, joint owner or Annuitant). If any Contractowner, joint owner or Annuitant is changed due to a death and the new Contractowner, joint owner or Annuitant is age 76 or older when added to the contract, then the ABE Death Benefit for this new Contractowner, joint owner or Annuitant will be equal to the contract value as of the date the death claim is approved by us for payment.


The ABE Death Benefit will terminate on the earliest of:

 o the Valuation Date the selected Death Benefit option of the contract is changed; or
 o the Annuity Commencement Date.

It is important to realize that even with the ABE Enhancement Amount, your Death Benefit will in many cases be less than the Death Benefit from your prior company. This is always true in the first year, when only 75% of the Enhancement Amount is available.



General Death Benefit Information


Only one of these Death Benefit elections may be in effect at any one time (in addition to ABE), and these elections terminate if you elect i4LIFE (Reg. TM) Advantage.

If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).

If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Pursuant to the Federal Defense of Marriage Act, same-sex marriages are not recognized for purposes of federal law. Therefore, the favorable tax treatment provided by federal tax law to an opposite-sex spouse is not available to a same-sex spouse. Same-sex spouses should consult a tax advisor prior to purchasing annuity products that provide benefits based upon status as a spouse, and prior to exercising any spousal rights under an annuity. Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the date the surviving spouse elects to continue will be added to the Contract Value. If the contract is continued in this way the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit. If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the Annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current Contract Value (after crediting any Death Benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving Annuitant is 76 or older the EEB rider with 5% Step-up Death Benefit will be reduced to the 5% Step-up Death Benefit for an annual charge of 1.55%, and the EEB rider Death Benefit will be reduced to the EGMDB Death Benefit for an annual charge of 1.40%.

The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in good order. To be in Good Order, we require all the following:


1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).


Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.

Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
 o If any Beneficiary dies before the Contractowner, that Beneficiary's interest will go to any other Beneficiaries named, according to their respective interests; and/or
 o If no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner's estate.

If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.

Unless the Contractowner has already selected a settlement option, the Beneficiary may choose the method of payment of the Death Benefit. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner's date of death unless the Beneficiary begins receiving within one year of the Contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary's life expectancy.

Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If the Death Benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

In the case of a death of one of the parties to the annuity contract, if the recipient of the Death Benefit has elected a lump sum settlement and the Death Benefit is over $10,000, the proceeds will be placed into a SecureLine (Reg.
TM) account in the recipient's name as the owner of the account. SecureLine (Reg. TM) is a service we offer to help the recipient manage the Death Benefit proceeds. With SecureLine (Reg. TM), an interest bearing account is established from the proceeds payable on a policy or contract administered by us. The recipient is the owner of the account, and is the only one authorized to transfer proceeds from the account. Instead of mailing the recipient a check, we will send a checkbook so that the recipient will have access to the account by writing a check. The recipient may choose to leave the proceeds in this account, or may begin writing checks right away. If the recipient decides he or she wants the entire proceeds immediately, the recipient may write one check for the entire account balance. The recipient can write as many checks as he or she wishes. We may at our discretion set minimum withdrawal amounts per check. The total of all checks written cannot exceed the account balance. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account. The recipient may request that surrender proceeds be paid directly to him or her instead of applied to a SecureLine (Reg. TM) account.

Interest credited in the SecureLine (Reg. TM) account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that the recipient consult a tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine (Reg. TM) account. The balance in the recipient's SecureLine (Reg.
TM) account starts earning interest the day the account is opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to the recipient's account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to the recipient's SecureLine (Reg. TM) account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine (Reg.
TM) account is not necessarily that credited to the fixed account.

There are no monthly fees. The recipient may be charged a fee for a stop payment or if a check is returned for insufficient funds.



Investment Requirements


If you purchase a Living Benefit rider (except i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit), you will be subject to Investment Requirements. This requirement means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider.

If you elect a Living Benefit rider, Investment Requirements apply whether you purchase the rider at contract issue or add it to an existing contract. The Living Benefit rider you purchase and the date of purchase will determine which Investment Requirements Option will apply to your contract. See Option 1, Option 2, and Option 3 below. Currently, if you purchase i4LIFE (Reg. TM) without the Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future.

Certain of the underlying funds employ investment strategies that are intended to provide downside protection and manage volatility. These funds are included under the Investment Requirements, in part, to reduce the risk of investment losses that would require us to use our own assets to make guaranteed payments under the Living Benefit riders that are offered under the contract. Our financial interest in reducing loss and the volatility of overall contract values, in light of our obligations to provide benefits under the riders, may be deemed to present a potential conflict of interest with respect to the interests of contractowners. For more information about the funds and the investment strategies they employ, please refer to the funds' current prospectuses. Fund prospectuses are available by contacting us.

Under each option, we have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.


The chart below is provided to help you determine which option of Investment Requirements, if any, applies to the Living Benefit rider you purchase. If you do not elect a Living Benefit rider, the Investment Requirements will not apply to your contract. Different Investment Requirements may apply if you drop one rider and elect another rider.




                                                                                                    YOU WILL BE SUBJECT TO
 IF YOU ELECT...                                                   AND THE DATE OF ELECTION IS...  INVESTMENT REQUIREMENTS
4LATER (Reg. TM) Advantage Protected Funds                        On or after July 16, 2012        Option 3 for Protected
                                                                                                   Funds Riders
 i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected    On or after May 21, 2012         Option 3 for Protected
Funds                                                                                              Funds riders

 IF YOU ELECT...                                                    AND THE DATE OF ELECTION IS...
Lincoln Lifetime IncomeSM Advantage 2.0 Protected                  On or after April 2, 2012
Funds

Lincoln Lifetime IncomeSM Advantage 2.0                            On or after November 15, 2010
 Lincoln Lifetime IncomeSM Advantage                                February 19, 2008 through January 19, 2009
                                                                   On or after January 20, 2009
Lincoln SmartSecurity (Reg. TM) Advantage                          Prior to April 10, 2006
                                                                   April 10, 2006 through January 19, 2009
                                                                   On or after January 20, 2009
 4LATER (Reg. TM) Advantage                                         April 10, 2006 through January 19, 2009
                                                                   On or after January 20, 2009
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.1)    Prior to April 10, 2006
                                                                   On or after April 10, 2006
 i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.2)    April 10, 2006 through January 19, 2009
                                                                   On or after January 20, 2009
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.3)    October 6, 2008 through January 19, 2009
                                                                   On or after January 20, 2009
 i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.4)    On or after November 15, 2010



                                                                    YOU WILL BE SUBJECT TO
 IF YOU ELECT...                                                   INVESTMENT REQUIREMENTS
Lincoln Lifetime IncomeSM Advantage 2.0 Protected                  Option 3 for Protected
Funds                                                              Funds riders

Lincoln Lifetime IncomeSM Advantage 2.0                            Option 3
 Lincoln Lifetime IncomeSM Advantage                                Option 2
                                                                   Option 3
Lincoln SmartSecurity (Reg. TM) Advantage                          N/A
                                                                   Option 1
                                                                   Option 3
 4LATER (Reg. TM) Advantage                                         Option 1
                                                                   Option 3
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.1)    N/A
                                                                   Option 1
 i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.2)    Option 1
                                                                   Option 3
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.3)    Option 2
                                                                   Option 3
 i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.4)    Option 3


Investment Requirements - Option 1


No more than 35% of your Contract Value (includes Account Value if i4LIFE (Reg.
TM) Advantage is in effect) can be invested in the following Subaccounts ("Limited Subaccounts") (Note: not all Subaccounts are available with all contracts):

 o AllianceBernstein VPS Global Thematic Growth Portfolio
 o AllianceBernstein VPS International Value Portfolio
 o AllianceBernstein VPS Small/Mid Cap Value Portfolio
 o American Funds Global Growth Fund
 o American Funds Global Small Capitalization Fund
 o American Funds International Fund
 o Delaware VIP (Reg. TM) Emerging Markets Series
 o Delaware VIP (Reg. TM) High Yield Series
 o Delaware VIP (Reg. TM) REIT Series
 o Delaware VIP (Reg. TM) Small Cap Value Series
 o Delaware VIP (Reg. TM) Smid Cap Growth Series
 o DWS Small Cap Index VIP
 o Fidelity (Reg. TM) VIP Mid-Cap Portfolio
 o Fidelity (Reg. TM) VIP Overseas Portfolio
 o FTVIPT Franklin Income Securities Fund
 o FTVIPT Franklin Small-Mid Cap Growth Securities Fund
 o FTVIPT Mutual Shares Securities Fund
 o FTVIPT Templeton Growth Securities Fund
 o Invesco V.I. International Growth Fund
 o Janus Aspen Enterprise Portfolio
 o Janus Aspen Global Research Portfolio
 o LVIP Baron Growth Opportunities Fund
 o LVIP BlackRock Emerging Markets RPM Fund
 o LVIP Clarion Global Real Estate Fund o LVIP Columbia Small-Mid Cap Growth RPM Fund
 o LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund
 o LVIP Delaware Special Opportunities Fund
 o LVIP Dimensional Non-U.S. Equity RPM Fund
 o LVIP JPMorgan High Yield Fund
 o LVIP JPMorgan Mid Cap Value RPM Fund
 o LVIP MFS International Growth Fund
 o LVIP Mid-Cap Value Fund
 o LVIP Mondrian International Value Fund
 o LVIP SSgA Developed International 150 Fund
 o LVIP SSgA Emerging Markets 100 Fund
 o LVIP SSgA International Index Fund
 o LVIP SSgA Small-Cap Index Fund
 o LVIP SSgA Small-Mid Cap 200 Fund
 o LVIP T. Rowe Price Structured Mid-Cap Growth Fund
 o LVIP Templeton Growth RPM Fund
 o LVIP Vanguard International Equity ETF Fund
 o LVIP Protected Profile 2040 Fund
 o MFS (Reg. TM) VIT Growth Series
 o MFS (Reg. TM) VIT Utilities Series
 o Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio

 o Neuberger Berman AMT Mid-Cap Growth Portfolio
 o Putnam VT Global Health Care Fund


All other variable Subaccounts will be referred to as "Non-Limited Subaccounts" except DWS Alternative Asset Allocation VIP Portfolio and PIMCO VIT Commodity Real Return (Reg. TM) Strategy Portfolio, which are unavailable to any contract holder with a Living Benefit rider. The Lincoln SSgA Aggressive Index Model, the Lincoln SSgA Structured Aggressive Model and the Franklin Templeton Founding Investment Strategy are also unavailable for investment.


You can select the percentages of Contract Value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total Contract Value. On each quarterly anniversary of the effective date of any of these benefits, if the Contract Value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your Contract Value so that the Contract Value in the Limited Subaccounts is 30%. If you are enrolled in portfolio rebalancing, the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of total Contract Value. If your current portfolio rebalancing does not adhere to this requirement, your portfolio rebalancing program will be terminated.

If rebalancing is required, the Contract Value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the Contract Value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no Contract Value in the Non-Limited Subaccounts at that time, all Contract Value removed from the Limited Subaccounts will be placed in the Delaware VIP (Reg. TM) Limited-Term Diversified Income Series Subaccount. We reserve the right to designate a different investment option other than the Delaware VIP (Reg. TM) Limited-Term Diversified Income Series as the default investment option should there be no Contract Value in the Non-Limited Subaccounts. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.

We may move Subaccounts on or off the Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of Contract Value allowed in the Limited Subaccounts or change the frequency of the Contract Value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.


At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements;


2. submit your own reallocation instructions for the Contract Value in excess of 35% in the Limited Subaccounts; or


3. take no action and be subject to the quarterly rebalancing as described above.


Investment Requirements - Option 2


You can select the percentages of Contract Value (includes Account Value if i4LIFE (Reg. TM) Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not contain any Subaccounts that meet the Investment Requirements, then that portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP (Reg. TM) Limited-Term Diversified Income Series as the default investment option (or any other Subaccount that we may designate for that purpose). These investments will become your allocation instructions until you tell us otherwise.

We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.


At the time you receive notice of a change to the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements;


2. submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or

3. if you take no action, such changes will apply only to additional Purchase Payments or to future transfers of contract value. You will not be required to change allocations to existing Subaccounts, but you will not be allowed to add money, by either an additional Purchase Payment or a contract transfer, in excess of the new percentage applicable to a Subaccount or Subaccount group. This does not apply to Subaccounts added to Investment Requirements on or after June 30, 2009.

4. for Subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.


At this time, the Subaccount groups are as follows:






                                                                          Group 2
                                                                          Investments cannot exceed 75% of Contract Value or
Group 1                                                                   Account Value (if
Investments must be at least 25% of Contract Value or Account Value (if   i4LIFE (Reg. TM) Advantage with Guaranteed Income
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is in effect)   Benefit is in effect) ----------------------------
------------------------------------------------------------------------- ----------------------
American Century VP Inflation Protection Fund                             All other investment options except as discussed
                                                                          below.
Delaware VIP (Reg. TM) Diversified Income Series
Delaware VIP (Reg. TM) High Yield Series
Delaware VIP (Reg. TM) Limited-Term Diversified Income Series
FTVIPT Templeton Global Bond Securities Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP SSgA Bond Index Fund





Group 3
Investments cannot exceed 10% of Contract Value or Account Value (if
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is in effect)
-------------------------------------------------------------------------
Delaware VIP (Reg. TM) REIT Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Emerging Markets RPM Fund
LVIP SSgA Emerging Markets 100 Fund



To satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the funds on the following list, as applicable to your contract. If you allocate less than 100% of Contract Value to or among these funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. In addition, you can allocate 100% of your Contract Value to the Franklin Templeton Founding Investment Strategy (FTVIPT Franklin Income Securities Fund 34%, LVIP Templeton Growth Fund 33% and FTVIPT Mutual Shares Securities Fund 33%). The PIMCO VIT Commodity Real Return (Reg. TM) Strategy Portfolio and the fixed accounts are not available with these riders. The fixed account is only available for dollar cost averaging.

o American Century VP Inflation Protection Fund
o BlackRock Global Allocation VI Fund
o Delaware VIP (Reg. TM) Diversified Income Series
o Delaware VIP (Reg. TM) High Yield Series
o Delaware VIP (Reg. TM) Limited-Term Diversified Income Series
o FTVIPT Franklin Income Securities Fund
o FTVIPT Templeton Global Bond Securities Fund
o LVIP BlackRock Inflation Protected Bond Fund
o LVIP Delaware Bond Fund
o LVIP Delaware Diversified Floating Rate Fund
o LVIP Dimensional/Vanguard Total Bond Fund
o LVIP Global Income Fund

o LVIP SSgA Bond Index Fund
o LVIP SSgA Global Tactical Allocation RPM Fund
o LVIP SSgA Conservative Index Allocation Fund
o LVIP SSgA Conservative Structured Allocation Fund
o LVIP SSgA Moderate Index Allocation Fund
o LVIP SSgA Moderate Structured Allocation Fund
o LVIP SSgA Moderately Aggressive Index Allocation Fund
o LVIP SSgA Moderately Aggressive Structured Allocation Fund
o LVIP Protected Profile 2010 Fund
o LVIP Protected Profile 2020 Fund
o LVIP Protected Profile 2030 Fund

o LVIP Protected Profile 2040 Fund
o LVIP Protected Profile Conservative Fund
o LVIP Protected Profile Growth Fund

o LVIP Protected Profile Moderate Fund
o LVIP RPM BlackRock Global Allocation V.I. Fund
o MFS (Reg. TM) VIT Total Return Series

To satisfy these Investment Requirements, Contract Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Structured Moderately Aggressive Equity Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, Lincoln SSgA Moderately Aggressive Index Model and Lincoln SSgA Moderately Aggressive Equity Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1, Group 2 or Group 3 Subaccounts as described above.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Protected Profile Moderate Fund, the LVIP Protected Profile Conservative Fund, the LVIP SSgA Conservative Structured Allocation Fund, the LVIP SSgA Conservative Index Allocation Fund (each a fund of funds) or the FTVIPT Franklin Income Securities Fund or to one of the following models: Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, Lincoln SSgA Structured Conservative Model, and Lincoln SSgA Structured Moderate Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.



Investment Requirements - Option 3


If you elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds or 4LATER (Reg.
TM) Advantage Protected Funds you must allocate your Contract Value among one or more of the Subaccounts listed in the Investment Requirements for Protected Funds section below. If you elect any other Living Benefit rider, you must allocate your Contract Value among one or more of the Subaccounts listed in the Investment Requirements for other Living Benefit Riders section below. For all Living Benefit riders, you can select the percentages of Contract Value (or Account Value if i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.

You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not contain any Subaccounts that meet the Investment Requirements then that portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP (Reg.
TM) Limited-Term Diversified Income Series as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.

We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.


At the time you receive notice of a change to the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements; or


2. submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or

3. take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.

Option 3 - Investment Requirements for Protected Funds Riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds, or 4LATER (Reg. TM) Advantage Protected Funds, you must allocate your Contract Value among one or more of the following Subaccounts only.






                                                                                  Group 2
                                                                                  Investments cannot exceed 70% of Contract
                                                                                  Value or Account Value (if
Group 1                                                                           i4LIFE (Reg. TM) Advantage with Guaranteed
Investments must be at least 30% of Contract Value or Account Value (if           Income Benefit Protected Funds is in
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit Protected Funds is in   effect)
effect)                                                                                                             ------------
--------------------------------------------------------------------------------- ----------------------------------
Delaware VIP (Reg. TM) Diversified Income Series                                  LVIP BlackRock Equity Dividend RPM Fund
Delaware VIP (Reg. TM) Limited-Term Diversified Income Series                     LVIP Columbia Small-Mid Cap Growth RPM Fund
LVIP BlackRock Inflation Protected Bond Fund                                      LVIP Dimensional Non-U.S. Equity RPM Fund
LVIP Delaware Bond Fund                                                           LVIP Dimensional U.S. Equity RPM Fund
LVIP Delaware Diversified Floating Rate Fund                                      LVIP JPMorgan Mid Cap Value RPM Fund
LVIP Dimensional/Vanguard Total Bond Fund                                         LVIP MFS International Growth RPM Fund
LVIP SSgA Bond Index Fund                                                         LVIP Protected Profile Conservative Fund
                                                                                  LVIP Protected Profile Growth Fund
                                                                                  LVIP Protected Profile Moderate Fund
                                                                                  LVIP RPM BlackRock Global Allocation V.I.
                                                                                  Fund
                                                                                  LVIP RPM Fidelity (Reg. TM) VIP Contrafund
                                                                                  (Reg. TM) Portfolio
                                                                                  LVIP SSgA Global Tactical Allocation RPM Fund
                                                                                  LVIP SSgA Large Cap RPM Fund
                                                                                  LVIP SSgA Small-Cap RPM Fund
                                                                                  LVIP Templeton Growth RPM Fund
                                                                                  LVIP UBS Large Cap Growth RPM Fund







Group 3
Investments cannot exceed 10% of Contract Value or Account Value (if
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit Protected Funds is in effect)
--------------------------------------------------------------------------------
LVIP BlackRock Emerging Markets RPM Fund



As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the funds listed below. If you allocate less than 100% of Contract Value or i4LIFE (Reg. TM) Account Value among these funds, then the funds listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. *Any remaining funds listed below that are not listed in Group 1 will fall will fall into Group 2 and be subject to Group 2 restrictions. The fixed account is only available for dollar cost averaging.

o Delaware VIP (Reg. TM) Limited-Term Diversified Income Series*
o Delaware VIP (Reg. TM) Diversified Income Series*
o LVIP BlackRock Inflation Protected Bond Fund*
o LVIP Delaware Bond Fund*
o LVIP Delaware Diversified Floating Rate Fund*
o LVIP Dimensional/Vanguard Total Bond Fund*

o LVIP Protected Profile Conservative Fund
o LVIP Protected Profile Growth Fund
o LVIP Protected Profile Moderate Fund
o LVIP RPM BlackRock Global Allocation V.I. Fund
o LVIP SSgA Bond Index Fund*
o LVIP SSgA Global Tactical Allocation RPM Fund




Option 3 - Investment Requirements for other Living Benefit Riders. If you elect a Living Benefit rider other than Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds, or 4LATER (Reg. TM) Advantage Protected Funds, you must allocate your Contract Value among one or more of the following Subaccounts only.






                                                                          Group 2
                                                                          Investments cannot exceed 70% of Contract Value or
Group 1                                                                   Account Value (if
Investments must be at least 30% of Contract Value or Account Value (if   i4LIFE (Reg. TM) Advantage with Guaranteed Income
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is in effect)   Benefit is in effect) ----------------------------
------------------------------------------------------------------------- ----------------------
American Century VP Inflation Protection Fund                             All other funds except as described below.
Delaware VIP (Reg. TM) Diversified Income Series
Delaware VIP (Reg. TM) Limited-Term Diversified Income Series
FTVIPT Templeton Global Bond Securities Fund
LVIP BlackRock Inflation Protected Bond Fund

                                                                          Group 2
                                                                          Investments cannot exceed 70% of Contract Value or
Group 1                                                                   Account Value (if
Investments must be at least 30% of Contract Value or Account Value (if   i4LIFE (Reg. TM) Advantage with Guaranteed Income
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is in effect)   Benefit is in effect) ----------------------------
------------------------------------------------------------------------- ----------------------
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP SSgA Bond Index Fund





Group 3
Investments cannot exceed 10% of Contract Value or Account Value (if
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is in effect)
-------------------------------------------------------------------------
AllianceBernstein VPS Global Thematic Growth Portfolio
Delaware VIP (Reg. TM) Emerging Markets Series
Delaware VIP (Reg. TM) REIT Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Emerging Markets RPM Fund
LVIP Clarion Global Real Estate Fund
LVIP SSgA Emerging Markets 100 Fund
MFS (Reg. TM) VIT Utilities Series



As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the funds listed below. If you allocate less than 100% of Contract Value or i4LIFE (Reg. TM) Account Value among these funds, then the funds listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. *Any remaining funds listed below that are not listed in Group 1 will fall will fall into Group 2 and be subject to Group 2 restrictions. The PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio, the Franklin Templeton Founding Investment Strategy and the fixed accounts are not available with these riders. The fixed account is only available for dollar cost averaging.

o American Century VP Inflation Protection Fund*
o BlackRock Global Allocation VI Fund
o Delaware VIP (Reg. TM) Diversified Income Series*
o Delaware VIP (Reg. TM) Limited-Term Diversified Income Series*
o FTVIPT Templeton Global Bond Securities Fund*
o LVIP BlackRock Inflation Protected Bond Fund*
o LVIP Delaware Bond Fund*
o LVIP Delaware Diversified Floating Rate Fund*
o LVIP Dimensional/Vanguard Total Bond Fund*
o LVIP Global Income Fund*
o LVIP RPM BlackRock Global Allocation V.I. Fund
o LVIP SSgA Bond Index Fund*
o LVIP SSgA Global Tactical Allocation RPM Fund

o LVIP SSgA Conservative Index Allocation Fund
o LVIP SSgA Conservative Structured Allocation Fund
o LVIP SSgA Moderate Index Allocation Fund
o LVIP SSgA Moderate Structured Allocation Fund
o LVIP SSgA Moderately Aggressive Index Allocation Fund
o LVIP SSgA Moderately Aggressive Structured Allocation Fund
o LVIP Protected Profile 2010 Fund
o LVIP Protected Profile 2020 Fund
o LVIP Protected Profile Conservative Fund
o LVIP Protected Profile Growth Fund
o LVIP Protected Profile Moderate Fund
o MFS (Reg. TM) VIT Total Return Series

To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model and Lincoln SSgA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. These models are not available for contracts issued on or after November 15, 2010.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Protected Profile Conservative Fund, the LVIP SSgA Conservative Structured Allocation Fund or the LVIP SSgA Conservative Index Allocation Fund (each a fund of funds), or, if your contract was purchased prior to November 15, 2010, to one of the following models: Lincoln SSgA Conservative Index Model and the Lincoln SSgA Structured Conservative Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.

Living Benefit Riders


The optional Living Benefit riders offered under this variable annuity contract are described in the following sections. The riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage, and Lincoln SmartSecurity (Reg. TM) Advantage) or a minimum Annuity Payout (i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit, 4LATER (Reg. TM) Advantage Protected Funds, and 4LATER (Reg. TM) Advantage). You may not elect more than one Living Benefit rider at any one time. Upon election of a Living Benefit rider, you will be subject to Investment Requirements (unless you elect i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit).

Excess Withdrawals under certain Living Benefit riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit rider. Terms and conditions may change after the contract is purchased.

The benefits and features of the optional Living Benefit riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under this contract. The riders do not guarantee the investment results of the funds.


Lincoln Lifetime IncomeSM Advantage 2.0


Lincoln Lifetime IncomeSM Advantage 2.0 is a Living Benefit rider available for purchase in your contract that provides:

 o Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base (a value equal to either your initial Purchase Payment or Contract Value, if elected after the contract's effective date);
 o A 5% Enhancement to the Income Base (less Purchase Payments received in that year) if greater than an Automatic Annual Step-up so long as no withdrawals are made in that year and the rider is within the Enhancement Period;
 o Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the 5% Enhancement;

 o Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
 o An optional feature, Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, if elected, that provides a higher Guaranteed Annual Income percentage if you adhere to additional Investment Requirements.

All terms that apply to Lincoln Lifetime IncomeSM Advantage 2.0 apply to Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds except as noted.


Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount or that are not payable to the original Contractowner or original Contractowner's bank account (or to the original Annuitant or the original Annuitant's bank account, if the owner is a non-natural person) (Excess Withdrawals) may significantly reduce your Income Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and will terminate the rider if the Income Base is reduced to zero.

In order to purchase Lincoln Lifetime IncomeSM Advantage 2.0, the Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. This rider provides guaranteed, periodic withdrawals for your life as Contractowner/
Annuitant (single life option) or for the lives of you as Contractowner/Annuitant and your spouse as joint owner (joint life option). The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral. An Income Base is used to calculate the Guaranteed Annual Income payment from your contract, but is not available as a separate benefit upon death or surrender. The Income Base is equal to the initial Purchase Payment (or Contract Value if elected after contract issue), increased by subsequent Purchase Payments, Automatic Annual Step-ups and 5% Enhancements, and decreased by Excess Withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason. No additional Purchase Payments are allowed after the Nursing Home Enhancement is requested and approved by us (described later in this prospectus).


This rider provides for guaranteed, periodic withdrawals up to the Guaranteed Annual Income amount commencing after the younger of you or your spouse (joint life option) reach age 55. The Guaranteed Annual Income payments are based upon specified percentages of the Income Base. The specified withdrawal percentages of the Income Base are age based and may increase over time. With the single life option, you may receive Guaranteed Annual Income payments for your lifetime. If you purchase the joint life option, Guaranteed Annual Income amounts for the lifetimes of you and your spouse will be available.


Withdrawals in excess of the Guaranteed Annual Income amount or that are made prior to age 55 or that are not payable to the original Contractowner or original Contractowner's bank account (or to the original Annuitant or the original Annuitant's bank account, if the owner is a non-natural person) (Excess Withdrawals) may significantly reduce your Income Base and your Guaranteed Annual

Income payments by an amount greater than the dollar amount of the Excess Withdrawal and may terminate the rider and the contract if the Income Base is reduced to zero. Withdrawals will also negatively impact the availability of the 5% Enhancement. Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount. These options are discussed below in detail.


Lincoln Life offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your Contract Value and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage 2.0 and these other riders is included later in this discussion. Not all riders will be available at all times. You may consider purchasing Lincoln Lifetime IncomeSM Advantage 2.0 if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up or 5% Enhancement. The cost of Lincoln Lifetime IncomeSM Advantage 2.0 may be higher than other Living Benefit riders that you may purchase in your contract. The age at which you may start receiving the Guaranteed Annual Income amount may be different than the ages that you may receive guaranteed payments under other riders.

Availability. Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is available for purchase with new and existing nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be under age 86 at the time this rider is elected. You cannot elect the rider and any other Living Benefit rider offered in your contract at the same time. You may not elect the rider if you have also elected i4LIFE (Reg. TM) Advantage or Lincoln SmartIncomeSM Inflation, which are Annuity Payout options. You must wait at least 12 months after terminating your Living Benefit rider or any other Living Benefits we may offer in the future before electing Lincoln Lifetime IncomeSM Advantage 2.0. See The Contracts - Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity (Reg. TM) Advantage, 4LATER (Reg. TM) Advantage, 4LATER (Reg. TM) Advantage Protected Funds, i4LIFE (Reg. TM) Advantage and Annuity Payouts - Lincoln SmartIncomeSM Inflation for more information. There is no guarantee that Lincoln Lifetime IncomeSM Advantage 2.0 will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. In addition, we may make different versions of Lincoln Lifetime IncomeSM Advantage
2.0 available to new purchasers.

If you purchased Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012, you are not eligible to purchase Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds as there would be no additional benefit to you.

If you are an existing Contractowner and have elected a Living Benefit rider (other than Lincoln Lifetime IncomeSM Advantage 2.0) and wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you must first terminate your existing Living Benefit rider, subject to the termination rules, before you will be able to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. For further information on termination rules, see the "Termination" section associated with your Living Benefit rider. In all cases, by terminating your existing Living Benefit rider, you will no longer be entitled to any of the benefits that have accrued under that rider.

If you purchase Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you will be limited in your ability to invest within the Subaccounts offered within your contract. You will be required to adhere to Investment Requirements - Option 3.

If you purchase Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you will be subject to additional Investment Requirements over and above those for Lincoln Lifetime IncomeSM Advantage 2.0, as set forth in the Investment Requirements section of this prospectus. In addition, the fixed account is not available for either option except for use with dollar cost averaging. See Investment Requirements for more information.

If the rider is elected at contract issue, then the rider will be effective on the contract's effective date. If the rider is elected after the contract is issued (by sending a written request to our Home Office), the rider will be effective on the next Valuation Date following approval by us.


Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.


Income Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The Income Base is not available to you as a lump sum withdrawal or a Death Benefit. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment . If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The maximum Income Base is $10,000,000. This maximum takes into consideration the total guaranteed amounts under the Living Benefit riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.

Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payment (not to exceed the maximum Income Base); for example, a $10,000 additional Purchase Payment will increase the Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional

Purchase Payments equal or exceed $100,000, the charge for Lincoln Lifetime IncomeSM Advantage 2.0 will change to the then current charge in effect on the next Benefit Year anniversary. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.


Excess Withdrawals reduce the Income Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base.


Since the charge for the rider is based on the Income Base, the cost of the rider increases when additional Purchase Payments, Automatic Annual Step-ups and 5% Enhancements are made, and the cost decreases as Excess Withdrawals are made because these transactions all adjust the Income Base. In addition, the percentage charge may change when Automatic Annual Step-ups or 5% Enhancements occur as discussed below or additional Purchase Payments occur. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage 2.0 Charge.

5% Enhancement. On each Benefit Year anniversary, the Income Base, minus Purchase Payments received in that year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) are under age 86, if there were no withdrawals in that year and the rider is within the Enhancement Period. The Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the 5% Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.

If you decline an Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the Lincoln Lifetime IncomeSM Advantage 2.0 charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year Anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year. In order to be eligible to receive further 5% Enhancements the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) must still be living and be under age 86.

Note: The 5% Enhancement is not available in any year there is a withdrawal from Contract Value including a Guaranteed Annual Income payment. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.



The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals ):


Initial Purchase Payment = $100,000; Income Base = $100,000

Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000

Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000

On the first Benefit Year anniversary, the Income Base will not be less than $130,750 ($115,000 times 1.05%=$120,750 plus $10,000). The $10,000 Purchase
Payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.

The 5% Enhancement will be in effect for 10 years (the Enhancement Period) from the effective date of the rider. A new Enhancement Period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement. If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10,000,000.


You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal, including a Guaranteed Annual Income payment from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.

An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawal Amount section below.

If during the first 10 Benefit Years your Income Base is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the rider will not change on the Benefit Year anniversary. However, the amount you pay for the rider will increase since the charge for the rider is based on the Income Base. After the 10th Benefit Year anniversary the annual rider percentage charge may increase to the current charge each year if the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage 2.0 Charge.

If your percentage charge for this rider is increased due to a 5% Enhancement that occurs after the 10th Benefit Year anniversary, you may opt-out of the 5% Enhancement by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your percentage charge to increase) if you do not want the 5% Enhancement. You may not opt-out of the 5% Enhancement if the current charge for the rider increases due to additional Purchase Payment made during that Benefit Year that exceeds the $100,000 Purchase Payment restriction after the first Benefit Year. See Income Base section for more details.

Automatic Annual Step-ups of the Income Base. The Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:

   a. the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are still living and under age 86; and

   b. the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the rider charge and account fee), plus any Purchase Payments made on that date is equal to or greater than the Income Base after the 5% Enhancement (if any).

Each time the Income Base is stepped up to the current Contract Value as described above, your percentage charge for the rider will be the current charge for the rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage 2.0 Charge.


Each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.


If your percentage charge for this rider is increased upon an Automatic Annual Step-up, you may opt-out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. As stated above, if you decline an Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the Lincoln Lifetime IncomeSM Advantage
2.0 charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year. See the earlier Income Base section. You may not opt-out of the Automatic Annual Step-up if an additional Purchase Payment made during that Benefit Year caused the charge for the rider to increase to the current charge.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments):




                                                                                        Potential
                                            Contract   Income Base with                 for Charge
                                              Value     5% Enhancement    Income Base   to Change
                                           ---------- ------------------ ------------- -----------
      Initial Purchase Payment $50,000 .    $50,000          N/A            $50,000        N/A
      1st Benefit Year Anniversary........  $54,000         $52,500         $54,000        Yes
      2nd Benefit Year Anniversary........  $53,900         $56,700         $56,700        No
      3rd Benefit Year Anniversary........  $56,000         $59,535         $59,535        No
      4th Benefit Year Anniversary........  $64,000         $62,512         $64,000        Yes


On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10,000,000.


Withdrawal Amount. You may make periodic withdrawals up to the Guaranteed Annual Income amount each Benefit Year for your (contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option) as long as your Guaranteed Annual Income amount is greater than zero. You may start taking Guaranteed Annual Income withdrawals when you (single life option) or the younger of you and your spouse (joint life option) turns age 55.


The initial Guaranteed Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time the rider is elected the initial Guaranteed Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time the rider is elected the initial Guaranteed Annual Income amount will be equal to a specified percentage of the Income Base. The specified percentage of the Income Base will be based on your age (or younger of you and your spouse if the joint life option is elected). Upon your first withdrawal the Guaranteed Annual Income percentage is based on your age (single life option) or the younger of you and your spouse's age (joint life option) at the time of the withdrawal. For example, if you purchase Lincoln Lifetime IncomeSM Advantage
2.0 Protected Funds at age 60 (single life option), your Guaranteed Annual Income percentage is 4%. If you waited until you were age 70 (single life option) to make your first withdrawal your Guaranteed Annual Income percentage would be 5%. During the first Benefit Year the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider (including any Purchase Payments made within the first 90 days after the effective date of the rider). After the first Benefit Year anniversary we will use the Income Base calculated on the most recent Benefit Year anniversary for calculating the Guaranteed Annual Income amount. After your first withdrawal the Guaranteed Annual Income amount percentage will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income amount percentage will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.


Guaranteed Annual Income Percentages by Ages for rider elections on or after
                                 May 20, 2013:


            Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds





                Single Life Option                                    Joint Life Option
--------------------------------------------------    --------------------------------------------------
                                                               Age
                         Guaranteed Annual Income      (younger of you and      Guaranteed Annual Income
         Age                 amount percentage          your spouse's age)         amount percentage
--------------------    --------------------------    ---------------------    -------------------------
  55 - under 591/2                3.50%                 55 - under 591/2                 3.50%
     591/2 - 64                   4.00%                    591/2 - 64                    4.00%
         65+                      5.00%                     65 - 74                      4.50%
                                                              75+                        5.00%



                    Lincoln Lifetime IncomeSM Advantage 2.0






                Single Life Option                                    Joint Life Option
--------------------------------------------------    --------------------------------------------------
                                                               Age
                         Guaranteed Annual Income      (younger of you and      Guaranteed Annual Income
         Age                 amount percentage          your spouse's age)         amount percentage
--------------------    --------------------------    ---------------------    -------------------------
  55 - under 591/2                3.00%                 55 - under 591/2                 3.00%
     591/2 - 64                   3.50%                    591/2 - 64                    3.50%
       65 - 69                    4.50%                     65 - 69                      4.00%
         70+                      5.00%                       70+                        4.50%




Guaranteed Annual Income Percentages by Ages for rider elections on or after
                  December 3, 2012 but prior to May 20, 2013:


            Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds





 Single & Joint Life Option*      Single & Joint Life Option
-----------------------------    ---------------------------
                                   Guaranteed Annual Income
             Age                      amount percentage
-----------------------------    ---------------------------
       55 - under 591/2                     3.50%
          591/2 - 64                        4.00%
             65+                            5.00%



                    Lincoln Lifetime IncomeSM Advantage 2.0






 Single & Joint Life Option*      Single & Joint Life Option
-----------------------------    ---------------------------
                                   Guaranteed Annual Income
             Age                      amount percentage
-----------------------------    ---------------------------
       55 - under 591/2                     3.00%
          591/2 - 64                        3.50%
           65 - 69                          4.50%
             70+                            5.00%



*If joint life option is in effect, the younger of you and your spouse's age applies.

Guaranteed Annual Income Percentage by Ages for rider elections on or after
                  April 2, 2012 but prior to December 3, 2012:


            Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds





                Single Life Option                                    Joint Life Option
--------------------------------------------------    --------------------------------------------------
                                                               Age
                         Guaranteed Annual Income      (younger of you and      Guaranteed Annual Income
         Age                 amount percentage          your spouse's age)         amount percentage
--------------------    --------------------------    ---------------------    -------------------------
  55 - under 591/2                4.00%                     55 - 64                      4.00%
       591/2+                     5.00%                       65+                        5.00%



                    Lincoln Lifetime IncomeSM Advantage 2.0






                Single Life Option                                    Joint Life Option
--------------------------------------------------    --------------------------------------------------
                                                               Age
                         Guaranteed Annual Income      (younger of you and      Guaranteed Annual Income
         Age                 amount percentage          your spouse's age)         amount percentage
--------------------    --------------------------    ---------------------    -------------------------
  55 - under 591/2                3.50%                     55 - 64                      3.50%
     591/2 - 64                   4.00%                     65 - 69                      4.50%
       65 - 69                    4.50%                       70+                        5.00%
         70+                      5.00%




Guaranteed Annual Income Percentages by Ages for rider elections prior to April
                                    2, 2012:


                    Lincoln Lifetime IncomeSM Advantage 2.0





                Single Life Option                                    Joint Life Option
--------------------------------------------------    --------------------------------------------------
                                                               Age
                         Guaranteed Annual Income      (younger of you and      Guaranteed Annual Income
         Age                 amount percentage          your spouse's age)         amount percentage
--------------------    --------------------------    ---------------------    -------------------------
  55 - under 591/2                4.00%                     55 - 64                      4.00%
       591/2+                     5.00%                       65+                        5.00%




If your Contract Value is reduced to zero because of market performance or rider charges, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse's life if applicable) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If the Income Base is reduced to zero due to an Excess Withdrawal the rider and contract will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.

Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base. All withdrawals you make will decrease the Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount.

The following example shows the calculation of the Guaranteed Annual Income amount for Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds and how withdrawals less than or equal to the Guaranteed Annual Income amount affect the Income Base and the Contract Value. The Contractowner is age 60 (4% Guaranteed Annual Income percentage for Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds) on the rider's effective date, and makes an initial Purchase Payment of $200,000 into the contract:

    Contract value on the rider's effective date....................    $200,000
    Income Base on the rider's effective date.......................    $200,000
    Initial Guaranteed Annual Income amount on the rider's effective
    date ($200,000 x 4%) .                                              $  8,000
    Contract Value six months after rider's effective date..........    $210,000
    Income Base six months after rider's effective date.............    $200,000
    Withdrawal six months after rider's effective date when
    Contractowner is still age 60...................................    $  8,000
    Contract Value after withdrawal ($210,000 - $8,000) .               $202,000
    Income Base after withdrawal ($200,000 - $0) .                      $200,000
    Contract Value on first Benefit Year anniversary................    $205,000
    Income Base on first Benefit Year anniversary...................    $205,000
    Guaranteed Annual Income amount on first Benefit Year
    anniversary ($205,000 x 4%) .                                       $  8,200



Since there was a withdrawal during the first year, the 5% Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base to the Contract Value of $205,000. On the first anniversary of the rider's effective date, the Guaranteed Annual Income amount is $8,200 (4% x $205,000).

Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income amount percentage multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner is age 60 (single life option), if the Guaranteed Annual Income amount of $2,000 (4% of $50,000 Income Base) is in effect and an additional Purchase Payment of $10,000 is made, the new Guaranteed Annual Income amount that Benefit Year is $2,400 ($2,000 + 4% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.

After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. No additional Purchase Payments are allowed after the Nursing Home Enhancement is requested and approved by us (described below).


5% Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by a 5% Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income percentage.


Nursing Home Enhancement. (The Nursing Home Enhancement is not available in certain states. Please check with your registered representative.) The Guaranteed Annual Income amount will be increased to 10%, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 70 or older or the youngest of the Contractowner and spouse is age 70 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. For Lincoln Lifetime IncomeSM Advantage 2.0 elections prior to May 20, 2013, the Nursing Home Enhancement is available when the Contractowner/
Annuitant is age 65 or older or the youngest of the Contractowner and spouse is age 65 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider, the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. For the joint life option if both spouses qualify, the Nursing Home Enhancement is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Guaranteed Annual Income rate is only available for one measuring life before an election is made.

If a withdrawal has been taken since the rider's effective date, the Nursing Home Enhancement will be available on the next Benefit Year anniversary after the Contractowner/Annuitant is age 70 or the youngest of the Contractowner and spouse is age 70 (joint life option) (age 65 for Lincoln Lifetime IncomeSM Advantage 2.0 elections prior to May 20, 2013). You may request the Nursing Home Enhancement by filling out a request form provided by us. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Guaranteed Annual Income amount will be reduced to the amount you would otherwise be eligible to receive starting after the next Benefit Year anniversary. Any withdrawals made prior to the entrance into a nursing home and during the Benefit Year that the Nursing Home Enhancement commences, will reduce the amount available that year for the Nursing Home Enhancement. Purchase Payments may not be made into the contract after a request for the Nursing Home Enhancement is approved by us and any Purchase Payments made either in the 12 months prior to entering the nursing home or while you are residing in a nursing home will not be included in the calculation of the Nursing Home Enhancement.

The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. The admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States. The remaining references to the Guaranteed Annual Income amount also include the Nursing Home Enhancement amount.

Contractowners who elect Lincoln Lifetime IncomeSM Advantage 2.0 on or after January 1, 2013, in South Dakota have the option to increase the Guaranteed Annual Income amount under Lincoln Lifetime IncomeSM Advantage 2.0 upon the diagnosis of a terminal illness, subject to certain conditions. The Guaranteed Annual Income amount will be increased to 10% during a Benefit Year when the Contractowner/Annuitant is age 70 or older or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is diagnosed by a licensed physician that his or her life expectancy is twelve months or less. For Lincoln Lifetime IncomeSM Advantage 2.0 elections from January 1, 2013 to May 20, 2013, the terminal illness provision is available when the Contractowner/
Annuitant is age 65 or older or the youngest of the Contractowner and spouse is age 65 or older (joint life option), and one is diagnosed by a licensed physician that his or her life expectancy is twelve months or less. This provision applies if the diagnosis of terminal illness occurs 60 months or more after the effective date of the rider and the diagnosis was not made in the year prior to the effective date of the rider. For the joint life option if both spouses qualify, this provision for terminal illness is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Guaranteed Annual Income rate is only available for one measuring life before an election is made.

Once either the Nursing Home Enhancement or the terminal illness enhancement is elected for one spouse, neither enhancement will be available for the other spouse. If a withdrawal has been taken since the rider's effective date, the terminal illness enhancement will be available on the next Benefit Year anniversary after the Contractowner/Annuitant is age 70 or the younger of the Contractowner and spouse is age 70 (joint life option) (age 65 for Lincoln Lifetime IncomeSM Advantage 2.0 elections from January 1, 2013 to May 20,
2013). You may request the terminal illness enhancement by filling out a request form provided by us. Any withdrawals made prior to the diagnosis of a terminal illness and during the Benefit Year that the terminal illness enhancement commences will reduce the amount available that year for the terminal illness enhancement. Purchase Payments may not be made into the contract after a request for the terminal illness enhancement is approved by us and any Purchase Payments made either in the 12 months prior to the terminal illness diagnosis or during the duration of the terminal illness will not be included in the calculation of the terminal illness enhancement. Any requirements to qualify for the terminal illness enhancement are set forth in the Terminal Illness Claim Form. The remaining references to the Guaranteed Annual Income amount also include the terminal illness enhancement amount for Contractowners in South Dakota only.

Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal or are withdrawals made prior to age 55 (younger of you or your spouse for joint life) or that are not payable to the original Contractowner or original Contractowner's bank account (or to the original Annuitant or the original Annuitant's bank account, if the owner is a non-natural person).


When an Excess Withdrawal occurs:


   1. The Income Base is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal; and


   2. The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income amount percentage multiplied by the new (reduced) Income Base (after the pro rata reduction for the Excess Withdrawal).


We will provide you with quarterly statements that will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided on the front page of this prospectus if you have questions about Excess Withdrawals.

The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Guaranteed Annual Income amount and the Contract Value under Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. The Contractowner who is age 60 (single life option) makes a $12,000 withdrawal which causes a $12,915.19 reduction in the Income Base.


Prior to Excess Withdrawal:

Contract Value = $60,000

Income Base = $85,000
Guaranteed Annual Income amount = $3,400 (4% of the Income Base of $85,000) After a $12,000 Withdrawal ($3,400 is within the Guaranteed Annual Income amount, $8,600 is the Excess Withdrawal):

The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $3,400 and the Income Base is not reduced:

Contract Value = $56,600 ($60,000 - $3,400)

Income Base = $85,000

The Contract Value is also reduced by the $8,600 Excess Withdrawal and the Income Base is reduced by 15.19435%, the same proportion that the Excess Withdrawal reduced the $56,600 Contract Value ($8,600 - $56,600)

Contract Value = $48,000 ($56,600 - $8,600)

Income Base = $72,084.81 ($85,000 x 15.19435% = $12,915.19; $85,000 -
$12,915.19 = $72,084.81)
Guaranteed Annual Income amount = $2,883.39 (4% of $72,084.81 Income Base)

On the following Benefit Year anniversary:


Contract Value = $43,000

Income Base = $72,084.81
Guaranteed Annual Income amount = $2,883.39 (4% x $72,084.81)


In a declining market, Excess Withdrawals may significantly reduce your Income Base as well as your Guaranteed Annual Income amount. If the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.

Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $3,400 Guaranteed Annual Income amount is not subject to surrender charges; the $8,600 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in this prospectus. See Charges and Other Deductions - Surrender Charge.

Withdrawals from IRA contracts will be treated as within the Guaranteed Annual Income amount (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

     1. Lincoln's automatic withdrawal service is used to calculate and pay the RMD;


     2. The RMD calculation must be based only on the value in this contract;
   and

     3. No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph).

If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.


Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters for a discussion of the tax consequences of withdrawals.

Guaranteed Annual Income Amount Annuity Payout Option. If you are required to take annuity payments because you have reached the maturity date of the contract, you have the option of electing the Guaranteed Annual Income Amount Annuity Payout Option. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the Guaranteed Annual Income Amount Annuity Payout Option. If you are receiving the Guaranteed Annual Income Amount Annuity Payout Option, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life.

The Guaranteed Annual Income Amount Annuity Payout Option is an Annuity Payout option which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life (this option is different from other Annuity Payout options, including i4LIFE (Reg.
TM) Advantage, which are based on your Contract Value). Contractowners may decide to choose the Guaranteed Annual Income Amount Annuity Payout Option over i4LIFE (Reg. TM) Advantage if they feel this may provide a higher final payment option over time and they may place more importance on this over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.

The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the Guaranteed Annual Income Amount Annuity Payout Option will reduce the final payment dollar for dollar.

Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage 2.0 has no provision for a payout of the Income Base or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage 2.0 does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage 2.0 will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). If the Beneficiary elects to continue the contract after the death of the single life (through a separate provision of the contract), the Beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage 2.0 if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Income Base.

Upon the first death under the joint life option, the lifetime payout of the Guaranteed Annual Income amount will continue for the life of the surviving spouse. The 5% Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage 2.0 will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).

As an alternative, after the first death, the surviving spouse if under age 86 may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Income Base and the Guaranteed Annual Income amount to decrease.

Termination. After the fifth anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Lifetime IncomeSM Advantage 2.0 will automatically terminate:
 o on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);

 o upon the death under the single life option or the death of the surviving spouse under the joint life option;

 o when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;

 o upon surrender of the contract; or
 o upon termination of the underlying annuity contract.


The termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can re-elect any Living Benefit rider or any other living benefits we may offer in the future.

i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0. i4LIFE (Reg. TM) Advantage is an optional Annuity Payout rider that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for election at the time you elect i4LIFE (Reg. TM) Advantage. You cannot have both i4LIFE (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage 2.0 in effect on your contract at the same time.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and elect i4LIFE (Reg.
TM) Advantage with Guaranteed Income Benefit (version 4) even if it is no longer available for sale as long as the election occurs prior to the Annuity Commencement Date. Contractowners are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those in effect at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0. If the decision to drop Lincoln Lifetime IncomeSM Advantage 2.0 is made, the Contractowner can use the greater of the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up (or inception date) or the Account Value immediately prior to electing i4LIFE (Reg. TM) Advantage to establish the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). This decision must be made by the maximum age to elect i4LIFE (Reg. TM) Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds and purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012, who have waited until after the 5th Benefit Year anniversary may elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit until age 99 for nonqualified contracts and age 85 for qualified contracts.

If you choose to drop Lincoln Lifetime IncomeSM Advantage 2.0 and have the single life option, you must purchase i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) single life option. If you drop Lincoln Lifetime IncomeSM Advantage 2.0 and have the joint life option, you must purchase i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) joint life option. Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds must elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds. The minimum length of the i4LIFE (Reg. TM) Advantage Access Period will vary based upon when you purchased your Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds rider and how long the rider was in effect before you decided to purchase i4LIFE (Reg. TM) Advantage. These requirements are specifically listed in the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit section of this prospectus under Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments.

For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments. While i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.

When deciding whether to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) you should consider that depending on a person's age and the selected length of the Access Period, i4LIFE (Reg. TM) Advantage may provide a higher payout than the Guaranteed Annual Income amounts under Lincoln Lifetime IncomeSM Advantage
2.0. You should consider electing i4LIFE (Reg. TM) Advantage when you are ready to immediately start receiving i4LIFE (Reg. TM) Advantage payments whereas with Lincoln Lifetime IncomeSM Advantage 2.0 you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE (Reg. TM) Advantage rider are treated as "amounts received as an annuity" under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an "exclusion ratio" as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under Lincoln Lifetime IncomeSM Advantage
2.0 are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.

You should consider that not all i4LIFE (Reg. TM) Advantage Death Benefit options will be available to you. Refer to the Expense Table: i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 for available Death Benefit options.

The initial charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) will be equal to the current annual rate in effect for your Lincoln Lifetime IncomeSM Advantage 2.0 rider. This charge is in addition to the mortality and expense risk and administrative charge for your base contract Death Benefit option. The charge is calculated based upon the greater of the value of the Income Base or Contract Value as of the last Valuation Date under Lincoln Lifetime IncomeSM Advantage 2.0 prior to election of i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). During the Access Period, this charge is deducted from the i4LIFE (Reg. TM) Advantage Account Value on a quarterly basis with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). During the Lifetime Income Period, this charge is deducted annually. The initial charge may increase annually upon a step-up of the Guaranteed Income Benefit by an amount equal to the prior charge rate (or initial charge rate if the first anniversary of the rider's effective date) multiplied by the percentage increase, if any, to the Guaranteed Income Benefit and the percentage increase if any to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge. If an Excess Withdrawal occurs, the charge will decrease by the same percentage as the percentage change to the Account Value.

Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The Death Benefit calculation for certain Death Benefit options in effect prior to the Annuity Commencement Date may change for contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0. Certain Death Benefit options provide that all withdrawals reduce the Death Benefit in the same proportion that the withdrawals reduce the Contract Value. If you elect Lincoln Lifetime IncomeSM Advantage 2.0, withdrawals less than or equal to the Guaranteed Annual Income will reduce the sum of all Purchase Payment amounts on a dollar for dollar basis for purposes of calculating the Death Benefit under the Guarantee of Principal Death Benefit. The same also applies to the EGMDB or the EEB rider if the Death Benefit is based on the sum of all Purchase Payments, decreased by withdrawals. See The Contracts - Death Benefits. Any Excess Withdrawals will reduce the sum of all Purchase Payments in the same proportion that the withdrawals reduced the Contract Value under any Death Benefit option in which proportionate withdrawals are in effect. This change has no impact on Death Benefit options in which all withdrawals reduce the Death Benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract while this rider is in effect.

The following example demonstrates how a withdrawal will reduce the Death Benefit if both the EGMDB and Lincoln Lifetime IncomeSM Advantage 2.0 are in effect when the Contractowner dies. Note that this calculation applies only to the sum of all Purchase Payments calculation and not for purposes of reducing the highest anniversary Contract Value under the EGMDB:
Contract Value before withdrawal $80,000
Guaranteed Annual Income amount $5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:
   a) Contract Value $80,000
   b) Sum of Purchase Payments $100,000
     c) Highest anniversary Contract Value $150,000
Withdrawal of $9,000 will impact the Death Benefit calculation as follows:

   a) $80,000 - $9,000 = $71,000 (Reduction $9,000)

   b) $100,000 - $5,000 = $95,000 (reduction by the amount of the Guaranteed Annual Income amount)

   ($95,000 - $5,067 = $89,933 [$95,000 times ($4,000/$75,000) = $5,067]
   Proportional reduction of Excess Withdrawal. Total reduction = $10,067.

   c) $150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875].
   The entire $9,000 withdrawal reduced the Death Benefit option proportionally. Total reduction = $16,875.

Item c) provides the largest Death Benefit of $133,125.



Lincoln Lifetime IncomeSM Advantage


The Lincoln Lifetime IncomeSM Advantage rider provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/
Annuitant (single life option) or for the lives of you as Contractowner/Annuitant and your spouse as joint owner or primary Beneficiary (joint life option) regardless of the investment performance of the contract, provided that certain conditions are met. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial purchase payment (or Contract Value if elected after contract issue) increased by subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and the Step-up to 200% of the initial Guaranteed Amount (if applicable to your contract) and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional purchase payments are allowed if the Contract Value decreases to zero for any reason. The Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus riders are no longer available for purchase as of December 31, 2010.

This rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the single life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchase the joint life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse will be available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 591/2 (for the single life option) or age 65 (for the joint life option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% Step-up (if applicable to your contract) and Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.

An additional option, available for purchase with your Lincoln Lifetime IncomeSM Advantage provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your Contract Value of an amount equal to the excess of your initial Guaranteed Amount (and purchase payments made within 90 days of rider election) over your Contract Value. This option is called Lincoln Lifetime IncomeSM Advantage Plus and is discussed in detail below. You may consider purchasing this option if you want to guarantee at least a return of your initial purchase payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must be purchased with Lincoln Lifetime IncomeSM Advantage.

By purchasing the Lincoln Lifetime IncomeSM Advantage rider, you will be limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts - Investment Requirements - Option 3 if you purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. See The Contracts - Investment Requirements - Option 2 if you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009.

Lincoln Life offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your Contract Value and may provide certain guarantees. These riders are fully discussed in this prospectus. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage and these other riders is included later in this prospectus (see i4LIFE (Reg. TM) Advantage option). Not all riders will be available at all times.

We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you (and your spouse, if applicable) die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your (or your spouse's) death.

If the rider is elected at contract issue, then the rider will be effective on the contract's effective date. If the rider is elected after the contract is issued (by sending a written request to our Home Office), the rider will be effective on the next Valuation Date following approval by us. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit rider.


Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Guaranteed Amount will equal your initial Purchase Payment . If you elect the rider after we issue the contract, the initial Guaranteed Amount will equal the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total guaranteed amounts under the Living Benefit riders from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if joint life option) are the covered life.

Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000 the charge for Lincoln Lifetime IncomeSM Advantage will change to the then current charge in effect on the next Benefit Year anniversary. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage Charge. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.

The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:





    Initial Purchase Payment...................    $100,000
    Additional Purchase Payment in Year 2......    $ 95,000   No change to charge
    Additional Purchase Payment in Year 3......    $ 50,000   Charge will be the then current charge
    Additional Purchase Payment in Year 4......    $ 25,000   Charge will be the then current charge


Each withdrawal reduces the Guaranteed Amount as discussed below.


Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments , Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up (if applicable to your contract) are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the percentage charge may change when cumulative Purchase Payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage Charge.

5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus Purchase Payments received in that year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) are under age 86 and the rider is within the 10 year period described below. Additional Purchase Payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that Purchase Payment . Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.

Note: The 5% Enhancement is not available in any year there is a withdrawal from Contract Value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.


The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount :


Initial Purchase Payment = $100,000; Guaranteed Amount = $100,000

Additional Purchase Payment on day 30 = $15,000; Guaranteed Amount = $115,000

Additional Purchase Payment on day 95 = $10,000; Guaranteed Amount = $125,000

On the first Benefit Year anniversary, the Guaranteed Amount is $130,750 ($115,000 times 1.05%=$120,750 plus $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.

The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or upon the death of the survivor of the Contractowner or spouse (if joint life option is in effect) or when the oldest of these individuals reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Automatic Annual Step-up.

Any withdrawal from the Contract Value limits the 5% Enhancement as follows:

   a. The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period as long as the Contractowner/Annuitant (single life option) is 591/2 or older or the Contractowner and spouse (joint life option) are age 65 or older.

   b. If the Contractowner/Annuitant (single life option) is under age 591/2 or the Contractowner or spouse (joint life option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the Contract Value (as described below) occurs.


An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.


If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Guaranteed Amount. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage Charge.

Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary if:

   a. the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are both still living and under age 86; and


   b. the Contract Value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% Step-up (if any, as described below).

Each time the Guaranteed Amount is stepped up to the current Contract Value as described above, your percentage charge for the rider will be the current charge for the rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage Charge.

If your percentage rider charge is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline the Automatic Annual Step-up, you will receive the 200% Step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional Purchase Payments would cause your charge to increase. See the earlier Guaranteed Amount section.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments and issue age above 591/2 (single life) or 65 (joint life):





                                                                    Potential for   Length of 5%
                                            Contract   Guaranteed     Charge to     Enhancement
                                              Value      Amount         Change         Period
                                           ---------- ------------ --------------- -------------
      Initial Purchase Payment $50,000 .    $50,000      $50,000         No              10
      1st Benefit Year anniversary........  $54,000      $54,000        Yes              10
      2nd Benefit Year anniversary........  $53,900      $56,700         No               9
      3rd Benefit Year anniversary........  $57,000      $59,535         No               8
      4th Benefit Year anniversary........  $64,000      $64,000        Yes              10



On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Guaranteed Amount to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535) and a new 10-year Enhancement period began.


An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.


Step-up to 200% of the initial Guaranteed Amount. If you purchased Lincoln Lifetime IncomeSM Advantage on or after October 5, 2009, the 200% Step-up will not be available. For Contractowners who purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009 but before October 5, 2009, on the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 65, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any Purchase Payments made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the

Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% Step-up applies.) This Step-up will not occur if:

     1) any withdrawal was made prior to age 591/2 (single life) or age 65 (joint life);

     2) an Excess Withdrawal (defined below) has occurred; or


3) cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).


   For example, assume the initial Guaranteed Amount is $200,000. A $10,000 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,000 Maximum Annual Withdrawal was made at age 67, the Step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).

If you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009, you will not be eligible to receive the 200% Step-up of the Guaranteed Amount until the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 70, or the rider has been in effect for 10 years, whichever event is later.


This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.

This Step-up will not cause a change to the percentage charge for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage Charge.


The following example demonstrates the impact of this Step-up on the Guaranteed
Amount:


Initial Purchase Payment at age 55 = $200,000; Guaranteed Amount = $200,000; Maximum Annual Withdrawal amount = $10,000.

After 10 years, at age 65, the Guaranteed Amount is $272,339 (after applicable 5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the Contract Value is $250,000. Since the Guaranteed Amount is less than $360,000 ($200,000 initial Guaranteed Amount reduced by the two $10,000 withdrawals times 200%), the Guaranteed Amount is increased to $360,000.


The 200% Step-up (if applicable to your contract) cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.


Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (Contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option)as long as you are at least age 591/2 (single life option) or you and your spouse are both at least age 65 (joint life option) and your Maximum Annual Withdrawal amount is greater than zero.


On the effective date of the rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.


If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life (and your spouse if applicable under joint life option) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.

Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% Step-up (see above).


The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.


All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value.

The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 591/2 or older or the Contractowner and spouse (joint life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider (36 months or more for Contractowners who purchased this rider prior to January 20, 2009), the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.

The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. For riders purchased on or after January 20, 2009, the admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States.

The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.


The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments . For example, if the Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made , the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000).


5% Enhancements, Automatic Annual Step-ups and the 200% Step-up (if applicable to your contract) will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:

   a. the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% Step-up; or

     b. 5% of the Guaranteed Amount on the Benefit Year anniversary.

See the chart below for examples of the recalculation.

The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if joint life option) can never exceed 5% of the maximum Guaranteed Amount.

Withdrawals after age 591/2 (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 591/2 (single life) or age 65 (joint life) are within the Maximum Annual Withdrawal amount, then:

     1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

     2. the Maximum Annual Withdrawal amount will remain the same.


The impact of withdrawals prior to age 591/2 or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional Purchase Payments and the Contractowner (single life) is older than 591/2 and the Contractowner and spouse (joint life) are both older than 65):





                                             Contract   Guaranteed    Maximum Annual
                                               Value      Amount     Withdrawal Amount
                                            ---------- ------------ ------------------
      Initial Purchase Payment $50,000 .     $50,000      $50,000         $2,500
      1st Benefit Year anniversary.........  $54,000      $54,000         $2,700
      2nd Benefit Year anniversary.........  $51,000      $51,300         $2,700
      3rd Benefit Year anniversary.........  $57,000      $57,000         $2,850
      4th Benefit Year anniversary.........  $64,000      $64,000         $3,200


The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (1st, 3rd and 4th anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.


Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges. Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

     1. Lincoln's automatic withdrawal service is used to calculate and pay the RMD;


     2. The RMD calculation must be based only on the value in this contract;
   and

     3. No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph).

If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an

RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).


Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.


Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:


   1. The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.


   2. The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the pro rata reduction for the Excess Withdrawal); and

     3. The 200% Step-up will never occur.

The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):


The Contract Value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000:


Contract Value = $55,000
Guaranteed Amount = $80,000


The Contract Value is reduced by the $7,000 Excess Withdrawal and the Guaranteed Amount is reduced by 12.73%, the same proportion that the Excess Withdrawal reduced the $55,000 Contract Value ($7,000 / $55,000)

Contract Value = $48,000

Guaranteed Amount = $69,818 ($80,000 X 12.73% = $10,182; $80,000 - $10,182 =
$69,818)

Maximum Annual Withdrawal amount = $3,491.00 (5% of $69,818)

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.

Excess Withdrawals will be subject to surrender charges unless one of the waiver of surrender charge provisions set forth in your prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $5,000 Maximum Annual Withdrawal amount is not subject to surrender charges; the $7,000 Excess Withdrawal may be subject to surrender charges. See Charges and Other Deductions - Surrender Charge.


Withdrawals before age 591/2/65. If any withdrawal is made prior to the time the Contractowner is age 591/2 (single life) or the Contractowner and spouse (joint life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:


   1. The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the contract value (this means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction);

     2. The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;


   3. The 5% Enhancement to the Guaranteed Amount is not available until after an Automatic Annual Step-up to the Contract Value occurs. This Automatic Annual Step-up will not occur until the Contract Value exceeds the Guaranteed Amount on a Benefit Year anniversary (see the 5% Enhancement section above); and


     4. The 200% Step-up will never occur.

The following is an example of the impact of a withdrawal prior to age 591/2 for single or age 65 for joint:

 o $100,000 Purchase Payment

 o $100,000 Guaranteed Amount

 o A 10% market decline results in a Contract Value of $90,000

 o $5,000 Maximum Annual Withdrawal amount

If a $5,000 withdrawal is made before age 591/2, the Guaranteed Amount will be $94,444 ($100,000 reduced by 5.56% ($5,000/ $90,000) and the new Maximum Annual
Withdrawal amount is $4,722 (5% times $94,444). Surrender charges will apply unless one of the waiver of surrender charge provisions is applicable. See Charges and Other Deductions - Surrender Charge.

In a declining market, withdrawals prior to age 591/2 (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.


Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus ("Plus Option"), on the seventh Benefit Year anniversary, you may elect to receive an increase in your Contract Value equal to the excess of your initial Guaranteed Amount (plus any Purchase Payments made within 90 days of the rider effective date), over your current Contract Value. Making this election will terminate the Plus Option as well as Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the Contract Value and the initial Guaranteed Amount (plus any Purchase Payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary. If you choose to surrender your contract at this time, any applicable surrender charges will apply.

You may not elect to receive an increase in Contract Value if any withdrawal is made, including Maximum Annual Withdrawal amounts or RMDs, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.


If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.

The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:


Initial Purchase Payment of $100,000; Initial Guaranteed Amount of $100,000.

On the seventh Benefit Year anniversary, if the current Contract Value is $90,000; the Contractowner may choose to have $10,000 placed in the contract and the Plus Option (including the right to continue Lincoln Lifetime IncomeSM Advantage) will terminate at that time.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option, you have limited investment options until the seventh Benefit Year anniversary as set forth in the Investment Requirements section of this prospectus. After the seventh Benefit Year anniversary, if your contract continues, you may invest in other Subaccounts in your contract, subject to the Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.


Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount, because you have reached the maturity date of the contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.


The Maximum Annual Withdrawal Amount Annuity Payout Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the joint life option.

If the Contract Value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.

If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your Beneficiary may be eligible for a final payment upon death of the single life or surviving joint life.

The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the Purchase Payments dollar for dollar. If your Death Benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of Lincoln Lifetime Income (Reg. TM) Advantage will reduce the sum of all Purchase Payments on a dollar for dollar basis.

Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect. If the Beneficiary elects to continue the contract after the death of the single life (through a separate provision of the contract), the Beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.

Upon the first death under the joint life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% Step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.


As an alternative, after the first death, the surviving spouse may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. The surviving spouse must be under age 65. In deciding whether to make this change, the surviving spouse should consider: 1) if the change will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the single life rider option for new issues will provide an earlier age (591/2) to receive Maximum Annual Withdrawal amounts.


Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may terminate the joint life option and purchase a single life option, if available, (if the Contractowner is under age 65) at the current rider charge and the terms in effect for new sales of the single life option.

After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.

Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
 o Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the Contract Value equal to the excess of your initial Guaranteed Amount over the Contract Value;

 o on the Annuity Commencement Date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
 o upon the death under the single life option or the death of the surviving spouse under the joint life option;
 o when the Maximum Annual Withdrawal amount is reduced to zero; or
 o upon termination of the underlying annuity contract.


The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.

If you terminate the rider, you must wait one year before you can elect any other Living Benefit rider or any other Living Benefits we may offer in the future. If you have elected to receive an increase in your Contract Value under Lincoln Lifetime IncomeSM Advantage Plus (after the seventh Benefit Year), you may elect a new Living Benefit rider at any time.

i4LIFE (Reg. TM) Advantage Option. i4LIFE (Reg. TM) Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic Regular Income Payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE (Reg. TM) Advantage. Depending on a person's age and the selected length of the Access Period, i4LIFE (Reg. TM) Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to drop Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE (Reg. TM) Advantage since i4LIFE (Reg. TM) Advantage provides a different income stream. If this decision is made, the Contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage. Owners of the Lincoln Lifetime IncomeSM Advantage rider are guaranteed the ability to purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit in the future even if it is no longer generally available for purchase. Owners of Lincoln Lifetime IncomeSM Advantage are also guaranteed that the annuity factors that are used to calculate the initial Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage will be the annuity factors in effect as of the day they purchased Lincoln Lifetime IncomeSM Advantage. In addition, owners of Lincoln Lifetime IncomeSM Advantage may in the future purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase Lincoln Lifetime IncomeSM Advantage.


i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit for Lincoln Lifetime IncomeSM Advantage purchasers must be elected before the Annuity Commencement Date and by age 99 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit sections of this prospectus. The charges for these benefits will be the current charge for new purchasers in effect for the i4LIFE (Reg. TM) Advantage and the current Guaranteed Income Benefit charge in effect for prior purchasers of Lincoln Lifetime IncomeSM Advantage at the time of election of these benefits. If you use your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years.


Below is an example of how the Guaranteed Amount from Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE (Reg.
TM) Advantage.


Prior to i4LIFE (Reg. TM) Advantage election:

Contract Value = $100,000

Guaranteed Amount = $150,000

After i4LIFE (Reg. TM)Advantage election:

Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE (Reg. TM) Advantage annuity factor

Guaranteed Income Benefit = $7,537.50 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime IncomeSM Advantage rider.


Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The Death Benefit calculation for certain Death Benefit options in effect prior to the Annuity Commencement Date may change for Contractowners with an active Lincoln Lifetime IncomeSM Advantage. Certain Death Benefit options provide that all withdrawals reduce the Death Benefit in the same proportion that the withdrawals reduce the Contract Value. If you elect Lincoln Lifetime IncomeSM Advantage, withdrawals less than or equal to the Maximum Annual Withdrawal amount, after age 591/2 for the single life option or age 65 for joint life option, will reduce the sum of all Purchase Payments option of the Death Benefit on a dollar for dollar basis. This applies to the Guarantee of Principal Death Benefit, and only the sum of all Purchase Payments alternative of the Enhanced Guaranteed Minimum Death Benefit or the Estate Enhancement Benefit, whichever is in effect. See The Contracts - Death Benefits. Any Excess Withdrawals and all withdrawals prior to age 591/2 for single life or age 65 for joint life will reduce the sum of all Purchase Payments in the same proportion that the withdrawals reduced the Contract Value under any Death Benefit option in which proportionate withdrawals are in effect. This change has no impact on Death Benefit options in which all withdrawals reduce the Death Benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract.

The following example demonstrates how a withdrawal will reduce the Death Benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and Lincoln Lifetime IncomeSM Advantage are in effect when the Contractowner dies. Note that this calculation applies only to the sum of all Purchase Payments calculation and not for purposes of reducing the highest anniversary Contract Value under the EGMDB:

Contract Value before withdrawal $80,000


Maximum Annual Withdrawal Amount $5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:


     a) Contract Value $80,000

     b) Sum of Purchase Payments $100,000

     c) Highest anniversary Contract Value $150,000

Withdrawal of $9,000 will impact the Death Benefit calculations as follows:


     a) $80,000 - $9,000 = $71,000 (Reduction $9,000)

     b) $100,000 - $5,000 = $95,000 (dollar for dollar reduction of Maximum Annual Withdrawal amount)
     $95,000 - $5,067 = $89,933 [$95,000 times ($4,000/$75,000) = $5,067] Pro rata reduction of Excess Withdrawal. Total reduction = $10,067.


   c) $150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875]
     The entire $9,000 withdrawal reduces the Death Benefit option pro rata. Total reduction = $16,875.

Item c) provides the largest Death Benefit of $133,125.


Lincoln Lifetime IncomeSM Advantage is no longer available for purchase.

Lincoln SmartSecurity (Reg. TM) Advantage


The Lincoln SmartSecurity (Reg. TM) Advantage is a rider that is available for purchase with your variable annuity contract. This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Purchase Payments, step-ups and withdrawals in accordance with the provisions set forth below. There are two options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up):

     Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up or

     Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up

Beginning on January 16, 2009, the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option is no longer available for purchase. Beginning on May 20, 2013, the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will no longer be available for purchase. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value, if higher, on each Benefit Year anniversary through the 10th anniversary. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, the Contractowner can also initiate additional 10-year periods of automatic step-ups.

You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse. These options are discussed below in detail.

By purchasing this rider, you will be limited in how much you can invest in certain Subaccounts. See The Contracts - Investment Requirements. We offer other optional riders available for purchase with variable annuity contracts. These riders, which are fully discussed in this prospectus, provide different methods to take income from your Contract Value and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. In particular, before you elect Lincoln SmartSecurity (Reg. TM) Advantage, you may want to compare it to Lincoln Lifetime IncomeSM Advantage 2.0, which provides minimum guaranteed, periodic withdrawals for life.

If the benefit is elected at contract issue, then the rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our Home Office), the rider will be effective on the next Valuation Date following approval by us.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step-up the Guaranteed Amount (this does not include automatic annual step-ups within a 10-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial Purchase Payment . If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration the combined guaranteed amounts under the Living Benefit riders of all Lincoln Life contracts (or contracts issued by our affiliates) owned by you (or on which you or your spouse, if joint owner, are the Annuitant).

Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.


Each withdrawal reduces the Guaranteed Amount as discussed below.


Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments and step-ups are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.

Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the 10th Benefit Year if:

     a. the Contractowner or joint owner is still living; and

   b. the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including surrender charges and Interest Adjustments), the rider charge and account fee plus any Purchase Payments made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.

After the 10th Benefit Year anniversary, you may initiate another 10-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

     a. each Contractowner and Annuitant is under age 81; and

     b. the Contractowner or joint owner is still living.


If you choose, we will administer this election for you automatically, so that a new 10-year period of step-ups will begin at the end of each prior 10-year step-up period.


Following is an example of how the step-ups work in the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):





                                              Contract   Guaranteed
                                                Value      Amount
                                             ---------- -----------
      Initial Purchase Payment $50,000......  $50,000     $50,000
      1st Benefit Year anniversary..........  $54,000     $54,000
      2nd Benefit Year anniversary..........  $53,900     $54,000
      3rd Benefit Year anniversary..........  $57,000     $57,000



Annual step-ups, if the conditions are met, will continue until (and including) the 10th Benefit Year anniversary. If you had elected to have the next 10-year period of step-ups begin automatically after the prior 10-year period, annual step-ups, if conditions are met, will continue beginning on the 11th Benefit Year anniversary.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.

Under both the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date after we receive your request and a new Benefit Year will begin. Purchase Payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.

A Contractowner elected step-up (including Contractowner step-ups that we administer for you to begin a new 10-year step-up period) may cause a change in the percentage charge for this benefit. There is no change in the percentage charge when automatic, annual step-ups occur during a 10-year period. See Charges and Other Deductions - Rider Charges - Lincoln SmartSecurity (Reg. TM) Advantage Charge.


Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.

On the effective date of the rider, the Maximum Annual Withdrawal amount is:
 o 7% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and
 o 5% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option.


If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Purchase Payments. For example, if the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:


     a. the Maximum Annual Withdrawal amount immediately prior to the step-up;
or

     b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:

     1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

     2. the Maximum Annual Withdrawal amount will remain the same.

Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges or the Interest Adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this Contract Value. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.


When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:


     1. The Guaranteed Amount is reduced to the lesser of:

  o the Contract Value immediately following the withdrawal, or

  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

     2. The Maximum Annual Withdrawal amount will be the least of:
  o the Maximum Annual Withdrawal amount immediately prior to the withdrawal;
    or
  o the greater of:
   o 7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or

   o 7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or

  o the new Guaranteed Amount.

The following example of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 withdrawal caused a $32,000 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650


The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000
- $7,000 = $78,000).


The Maximum Annual Withdrawal amount was reduced to the least of:

     1) Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
     2) The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the contract value following the withdrawal ($2,650); or
     3) The new Guaranteed Amount ($53,000).

The least of these three items is $2,650.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.


Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to surrender charges (to the extent that total withdrawals exceed the free amount of withdrawals allowed during a Contract Year) and an Interest Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Interest Adjustment calculation.

Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up single or joint life options and not the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or the prior version of the Lincoln

SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (if you purchase the single life option) or for the lifetimes of you (Contractowner) and your spouse (if the joint life option is purchased), as long as:


     1) No withdrawals are made before you (and your spouse if a joint life) are age 65; and

     2) An Excess Withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.

If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.

If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:


   1) If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or

   2) The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:

     a. the Contractowner (and spouse if applicable) is age 65;

 b. the contract is currently within a 10-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new 10-year automatic step-up period) (the Contractowner must be eligible to elect a step-up; i.e., all Contractowners and the Annuitant must be alive and under age 81); and


     c. you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.

As an example of these two situations, if you purchased the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up single life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a 10-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless Excess Withdrawals are made.

The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.


All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.


Guaranteed Amount Annuity Payout Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payout Option is available.


The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.

If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.

Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the single life under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up - single life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount; and 3) the cost of the single life option.

Upon the first death under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up - joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the single life option is less than the cost of the joint life option.

If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up.

If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity (Reg. TM) Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity (Reg. TM) Advantage equal to his or her share of the Death Benefit.

Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if the Contractowner is under age 81) at the current rider charge for new sales of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.

After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.

Termination. After the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. Lincoln SmartSecurity (Reg. TM) Advantage will automatically terminate:

 o on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
 o upon the election of i4LIFE (Reg. TM) Advantage;

 o if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;

 o upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
 o when a withdrawal in excess of the Maximum Annual Withdrawal amount reduces the Guaranteed Amount to zero; or
 o upon termination of the underlying annuity contract.


The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.

If you terminate the rider, you must wait one year before you can purchase Lincoln Lifetime IncomeSM Advantage 2.0 or any other Living Benefit we are offering in the future.

i4LIFE (Reg. TM) Advantage Option. Contractowners with an active Lincoln SmartSecurity (Reg. TM) Advantage who decide to terminate the Lincoln SmartSecurity (Reg. TM) Advantage rider and purchase i4LIFE (Reg. TM) Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage terms and charge in effect at the time of the i4LIFE (Reg. TM) Advantage election (i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is not available). Contractowners may consider this if i4LIFE (Reg. TM) Advantage will provide a higher payout amount, among other reasons. There are many factors to consider when making this decision, including the cost of the riders, the payout amounts and applicable guarantees. You should discuss this decision with your registered representative. See The Contracts - Living Benefit Riders - i4LIFE (Reg. TM) Advantage.


4LATER (Reg. TM) Advantage Protected Funds

4LATER (Reg. TM) Advantage Protected Funds is a rider that provides an Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of the i4LIFE (Reg. TM) Advantage rider. If you elect 4LATER (Reg. TM) Advantage Protected Funds, you must later elect the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds feature under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4) to receive a benefit from 4LATER (Reg. TM) Advantage Protected Funds. You will be subject to certain Investment Requirements in which your Contract Value must be allocated among specified Subaccounts. See The Contracts - Investment Requirements.

Income Base. The Income Base is an amount used to calculate the Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds at a later date. The Income Base is not available to you as a lump sum withdrawal or as a Death Benefit. The initial Income Base varies based on when you elect the rider. If you elect the 4LATER (Reg. TM) Advantage Protected Funds at the time you purchase the contract, the Income Base will be equal to the initial Purchase Payment . If you elect the rider after you have purchased the contract, the initial Income Base will equal the Contract Value on the effective date of 4LATER (Reg. TM) Advantage Protected Funds. The maximum Income Base is $10,000,000. The maximum takes into consideration the total guaranteed amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life, if joint life option) are the covered lives.

Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments (not to exceed the maximum Income Base). For example, an additional Purchase Payment of $10,000 will increase the Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the charge for 4LATER (Reg. TM) Advantage Protected Funds will change to the then current charge in effect on the next Benefit Year anniversary. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.

Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal.

The following example demonstrates the impact of a withdrawal on the Income Base and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Income Base.

Prior to the withdrawal:
Contract Value = $112,000

Income Base = $125,500


After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Income Base is also reduced by 10%, the same proportion that the withdrawal reduced the Contract Value ($11,200 - $112,000)

Contract Value = $100,800 ($112,000 - $11,200)
Income Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 =
$112,950)

In a declining market, withdrawals may significantly reduce your Income Base. If the Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the contract will terminate.

Automatic Annual Step-up. The Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:

     a. the Annuitant (single life option), or the Secondary Life (joint life option) are still living and under age 86; and

   b. the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the rider charge and account fee), plus any Purchase Payments made on that date is equal to or greater than the Income Base after the 5% Enhancement (if any).


The Automatic Annual Step-up is available even in years in which a withdrawal has occurred.


5% Enhancement. On each Benefit Year anniversary, the Income Base, minus Purchase Payments received in that year, will be increased by 5% if:

     a. the Annuitant (as well as the Secondary Life if the joint life option is in effect) are under age 86; and


     b. if there were no withdrawals in that year; and

     c. the rider is within the Enhancement Period described below.


The Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the 5% Enhancements will terminate at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any new Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base. However, any new Purchase Payment must be invested in the contract for at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any new Purchase Payments made within the first 90 days after the effective date of 4LATER (Reg. TM) Advantage Protected Funds will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.

If you decline the Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the 4LATER (Reg. TM) Advantage Protected Funds charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year. In order to be eligible to receive further 5% Enhancements the Annuitant (single life option), or the Secondary Life (joint life option) must still be living and be under age 86.

Note: The 5% Enhancement is not available in any year there is a withdrawal from Contract Value. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.


The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):


Initial Purchase Payment = $100,000; Income Base = $100,000

Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000

Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000

On the first Benefit Year anniversary, the Income Base will not be less than $130,750 ($115,000 times 1.05%=$120,750 plus $10,000). The $10,000 Purchase
Payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.


As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement. If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10,000,000.

You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.


The following is an example of how the Automatic Annual Step-ups and the 5% Enhancement affect the Income Base and the potential for the charge to increase or decrease (assuming there have been no withdrawals or new Purchase Payments ):

                                                                                Potential for
                                    Contract   Income Base with                    Charge
                                      Value     5% Enhancement    Income Base     to Change
                                   ---------- ------------------ ------------- --------------
Initial Purchase Payment $50,000 .  $50,000          N/A            $50,000         N/A
1st Benefit Year anniversary......  $54,000         $52,500         $54,000         Yes
2nd Benefit Year anniversary......  $53,900         $56,700         $56,700          No
3rd Benefit Year anniversary......  $56,000         $59,535         $59,535          No
4th Benefit Year anniversary......  $64,000         $62,512         $64,000         Yes



On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10,000,000.

Death Prior to the Annuity Commencement Date. 4LATER (Reg. TM) Advantage Protected Funds has no provision for a payout of the Income Base or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of the 4LATER (Reg. TM) Advantage Protected Funds does not impact the Death Benefit options available for purchase with your annuity contract. Generally all Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as amended. See The Contracts - Death Benefit.

If the Contractowner is not also named as the Annuitant or the Secondary Life, upon the first death of the Annuitant or Secondary Life, the 4LATER (Reg. TM) Advantage Protected Funds rider will continue. Upon the second death of either the Annuitant or Secondary Life, 4LATER (Reg. TM) Advantage Protected Funds will terminate.

Upon the death of the Contractowner, the 4LATER (Reg. TM) Advantage Protected Funds rider will continue only if either Annuitant or the Secondary Life becomes the new Contractowner and payments under i4LIFE (Reg. TM) Advantage begin within one year after the death of the Contractowner.

Eligibility. To purchase 4LATER (Reg. TM) Advantage Protected Funds, the Annuitant and Secondary Life must be age 85 or younger.


4LATER (Reg. TM) Advantage Protected Funds is not available for purchase with qualified contracts. 4LATER (Reg. TM) Advantage Protected Funds is designed primarily for purchasers of non-qualified contracts with joint life benefits where the Secondary Life is not a spouse. If you are eligible to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds and you purchase joint life benefits where Secondary Life is a spouse, Lincoln Lifetime IncomeSM Advantage
2.0 Protected Funds generally offers better benefits for the same charge. Please see Living Benefits Riders - Lincoln Lifetime IncomeSM Advantage 2.0, for more information about Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds.

Contractowners with an active 4LATER (Reg. TM) Advantage that wish to terminate 4LATER (Reg. TM) Advantage and elect 4LATER (Reg. TM) Advantage Protected Funds will have a transition period of 30 days prior to or after the first anniversary that 4LATER (Reg. TM) Advantage became effective (and after 4LATER (Reg. TM) Advantage Protected Funds becomes available in your state) to terminate 4LATER (Reg. TM) Advantage and elect 4LATER (Reg. TM) Advantage Protected Funds. Outside of the transition period, you must first terminate 4LATER (Reg. TM) Advantage (subject to the termination rules) before you will be able to elect 4LATER (Reg. TM) Advantage Protected Funds. See the 4LATER (Reg. TM) Advantage Termination section of this prospectus for further information about the termination rules. In all cases, by terminating any existing Living Benefit rider, you will no longer be entitled to any of the benefits that have accrued under that rider.


Termination. After the 5th anniversary of the effective date of the 4LATER (Reg. TM) Advantage Protected Funds rider, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. 4LATER (Reg. TM) Advantage Protected Funds will automatically terminate:

 o on the Annuity Commencement Date; or

 o if the Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral; or
 o upon the second death of either the Annuitant or Secondary Life; or

 o when the Income Base is reduced to zero due to withdrawals; or

 o the last day that you can elect i4LIFE (Reg. TM) Advantage (age 85 for qualified contracts and age 99 for non-qualified contracts); or

 o upon termination of the underlying contract.


If you terminate this rider, you must wait at least one year before you can re-elect it or any other Living Benefit we offer in the future.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds for purchasers who previously purchased 4LATER (Reg. TM) Advantage Protected Funds. Contractowners with an active 4LATER (Reg. TM) Advantage Protected Funds will purchase i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds at the terms in effect when the Contractowner purchased 4LATER (Reg. TM) Advantage Protected Funds rider.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is a feature under i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds provides for periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period), a Death Benefit during the Access Period, and a minimum payout floor, called the Guaranteed Income Benefit. You will be required to adhere to certain Investment Requirements during the time you own i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds. See Living Benefit Riders - i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for more information.


Once you elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds, you can use the greater of the Income Base under 4LATER (Reg. TM) Advantage Protected Funds or Account Value to establish the Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds. This decision must be made by the maximum age to elect i4LIFE (Reg. TM) Advantage, which is age 95. Purchasers of 4LATER (Reg. TM) Advantage Protected Funds who have waited until after the 5th Benefit Year anniversary may elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit until age 99.

If you elected the 4LATER (Reg. TM) Advantage Protected Funds joint life option, you must purchase i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds joint life option.

Contractowners who elect 4LATER (Reg. TM) Advantage Protected Funds are guaranteed the ability in the future to elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds even if it is no longer available for sale. They are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those at the time they elected 4LATER (Reg. TM) Advantage Protected Funds. The minimum length of the i4LIFE (Reg. TM) Advantage Access Period will vary based upon when you purchased your 4LATER (Reg. TM) Advantage Protected Funds rider and how long the rider was in effect before you decided to purchase i4LIFE (Reg.
TM) Advantage. These requirements are specifically listed in the i4LIFE (Reg.
TM) Advantage Guaranteed Income Benefit section of this prospectus under Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments.


The Contractowner must elect the levelized option for Regular Income Payments. While i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.

You should consider electing i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds when you are ready to immediately start receiving i4LIFE (Reg. TM) Advantage payments. Payments from a nonqualified contract that a person receives under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds are treated as "amounts received as an annuity" under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an "exclusion ratio" as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of Purchase Payments.



i4LIFE (Reg. TM) Advantage


i4LIFE (Reg. TM) Advantage (the Variable Annuity Payout Option rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase either the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit or the 4LATER (Reg. TM) Guaranteed Income Benefit (described below) for an additional charge. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charges.

i4LIFE (Reg. TM) Advantage is an Annuity Payout option that provides you with variable, periodic Regular Income Payments for life subject to certain conditions. These payouts are made during two time periods: an Access Period and a Lifetime Income Period. During the Access Period, you have access to your Account Value, which means you may surrender the contract, make withdrawals, and have a Death Benefit. During the Lifetime Income Period, you no longer have access to your Account Value. You choose the length of the Access Period when you select i4LIFE (Reg. TM) Advantage; the Lifetime Income Period begins immediately after the Access Period ends and continues until your death (or the death of a Secondary Life, if later). i4LIFE (Reg. TM) Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE (Reg.
TM) Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your Regular Income Payments. You choose when you want to receive your first Regular Income Payment and the frequency with which you will receive Regular Income Payments. The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving the Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. Regular Income Payments must begin within one year of the date you elect i4LIFE (Reg.
TM) Advantage. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. This option is available on non-qualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). This option is subject to a charge while the i4LIFE (Reg. TM) Advantage is in effect computed daily on the Account Value. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charges.

i4LIFE (Reg. TM) Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option under this contract is elected by sending a written request to our Home Office. When you elect i4LIFE (Reg. TM) Advantage, you must choose the Annuitant, Secondary Life, if applicable, and make several choices about your Regular Income Payments. The Annuitant and Secondary Life may not be changed after i4LIFE (Reg. TM) Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE (Reg. TM) Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE (Reg. TM) Advantage election.

i4LIFE (Reg. TM) Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 591/2 or older at the time the option is elected. i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on non-qualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless the Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a non-qualified annuity contract.

If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The Contracts - Transfers on or Before the Annuity Commencement Date.

When you elect i4LIFE (Reg. TM) Advantage, the Death Benefit option that you had previously elected will become the Death Benefit under i4LIFE (Reg. TM) Advantage, unless you elect a less expensive Death Benefit option. If you had previously elected an EEB Death Benefit or 5% Step-up Death Benefit, you must elect a new Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE (Reg. TM) Advantage began (if premium taxes have been deducted from the Contract Value). See The Contracts - i4LIFE (Reg. TM) Advantage Death Benefits.

Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins on the Periodic Income Commencement Date. The Access Period is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). This is called the Lifetime Income Period. During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.



We will establish the minimum (currently 5 years) and maximum (currently the length of time between your current age and age 115 for non-qualified contracts or to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. Additional restrictions may apply if you are under age 591/2 when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE (Reg. TM) Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See The Contracts - Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.


Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE (Reg. TM) Advantage is effective (or your initial Purchase Payment if i4LIFE (Reg. TM) Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.

Regular Income Payments during the Access Period. i4LIFE (Reg. TM) Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE (Reg. TM) Advantage, you will have to choose the date you will receive the initial Regular Income Payment. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. Regular Income Payments must begin within one year of the date you elect i4LIFE (Reg.
TM) Advantage. You also select when the Access Period ends and when the Lifetime Income Period begins. You must also select the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your Regular Income Payments.


If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have Regular Income Payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, 5%, or 6% may be available. The higher the assumed investment return you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. You also choose the length of the Access Period. At this time, changes can only be made on Periodic Income Commencement Date anniversaries.

Regular Income Payments are not subject to any surrender charges or applicable Interest Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.


The amount of the initial Regular Income Payment is determined on the Periodic Income Commencement Date by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:
  o the age and sex of the Annuitant and Secondary Life, if applicable;

  o the length of the Access Period selected;
  o the frequency of the Regular Income Payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.


The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit of the entire Account Value will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit of the full Account Value was payable (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.

The Account Value will vary with the actual net investment return of the subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the Regular Income Payment will decrease by approximately 3%.


Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be reduced in the same proportion that withdrawals reduce the Account Value.


For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment.

For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE (Reg. TM) Advantage (and any Guaranteed Income Benefit if applicable) will terminate.

Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, assumed investment return and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
  o the age and sex of the Annuitant and Secondary Life (if living);

  o the frequency of the Regular Income Payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.


The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity

Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.

Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.

During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.



i4LIFE (Reg. TM) Advantage Death Benefits


i4LIFE (Reg. TM) Advantage Account Value Death Benefit. The i4LIFE (Reg. TM) Advantage Account Value Death Benefit is available during the Access Period. This Death Benefit is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.


i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit. The i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit is available during the Access Period and will be equal to the greater of:

  o the Account Value as of the Valuation Date we approve the payment of the claim; or
  o the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
   o Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits, reduce the Death Benefit by the dollar amount of the payment; and
   o all other withdrawals, if any, reduce the Death Benefit on either a dollar for dollar basis or in the same proportion that withdrawals reduce the Contract Value or Account Value, depending on the terms of your contract.

References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal (surrender charges for example)and premium taxes, if any.


The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:






    i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit...    $200,000
    Total i4LIFE (Reg. TM) Regular Income Payment.....................    $ 25,000
    Additional Withdrawal.............................................    $ 15,000   ($15,000/$150,000=10% withdrawal)
    Account Value at the time of Additional Withdrawal................    $150,000



     Death Benefit Value after i4LIFE (Reg. TM) Regular Income Payment = $200,000 - $25,000 = $175,000
     Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
     Reduction in Death Benefit Value for Withdrawal = $175,000 X 10% = $17,500

The Regular Income Payments reduce the Death Benefit by $25,000 and the additional withdrawal causes a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.

During the Access Period, contracts with the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE (Reg.
TM) Advantage Account Value Death Benefit. We will effect the change in Death Benefit on the Valuation Date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit.


i4LIFE (Reg. TM) Advantage EGMDB. The i4LIFE (Reg. TM) Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:

  o the Account Value as of the Valuation Date on which we approve the payment of the claim; or
  o the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
   o Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment or in the same proportion that Regular Income Payments reduce the Account Value, depending on the terms of your contract; and
   o all other withdrawals, if any, reduce the Death Benefit on either a dollar for dollar basis or in the same proportion that withdrawals reduce the Contract Value or Account Value, depending on the terms of your contract.

References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or

  o the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments and withdrawals are deducted on either a dollar for dollar basis or in the same proportion that Regular Income Payments and withdrawals reduce the contract value or Account Value, depending on the terms of your contract.

If your contract has the ABE Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement) specified in your contract benefit data pages as applicable on the date of death, this Enhancement Amount will be added to the sum of the Purchase Payments, but will be reduced by the Regular Income Payments and withdrawals on either a dollar for dollar basis or in the same proportion that the Regular Income Payment or withdrawal reduced the Contract Value or Account Value, depending on the terms of your contract.

When determining the highest anniversary value, if you elected the EGMDB (or more expensive Death Benefit option) in the base contract and this Death Benefit was in effect when you purchased i4LIFE (Reg. TM) Advantage, we will look at the Contract Value before i4LIFE (Reg. TM) Advantage and the Account Value after the i4LIFE (Reg. TM) Advantage election to determine the highest anniversary value.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal (surrender charges for example) and premium taxes, if any.

Contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Guarantee of Principal or i4LIFE (Reg. TM) Advantage Account Value Death Benefit. We will effect the change in Death Benefit on the Valuation Date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg.
TM) Advantage EGMDB.

General Death Benefit Provisions. For all Death Benefit options, following the Access Period, there is no Death Benefit. The Death Benefits also terminate when the Account Value equals zero, because the Access Period terminates.

If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE (Reg. TM) Advantage Account Value Death Benefit.

For non-qualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.

If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. A spouse Beneficiary may start a new i4LIFE (Reg. TM) Advantage program.

If death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:


     1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and

     2. written authorization for payment; and

     3. all required claim forms, fully completed (including selection of a settlement option).


Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.

Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Accumulated Benefit Enhancement (ABESM) (Non-qualified contracts only). This benefit is no longer available to contract purchasers after November 1, 2005. We provide to eligible Contractowners of non-qualified i4LIFE (Reg. TM) Advantage contracts only an ABE Enhancement Amount, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Enhancement Amount if:
 o you are purchasing i4LIFE (Reg. TM) Advantage with the EGMDB Death Benefit;

 o you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with us to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;
 o the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require our approval);


 o all Contractowners, joint owners and Annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; or
 o the Contractowners, joint owners and Annuitants of this contract must have been owner(s) or Annuitants of the prior contract(s).

Upon the death of any Contractowner, joint owner or Annuitant, the ABE Enhancement Amount will be payable in accordance with the terms of the i4LIFE (Reg. TM) Advantage EGMDB Death Benefit. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount is available.

The ABE Enhancement Amount is equal to the excess of the prior contract's documented Death Benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's Death Benefit equal to the lesser of:

 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.


In addition, if the actual cash surrender value we receive is less than 95% of the documented cash value from the prior insurance company, the prior contract's Death Benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Enhancement Amount to be effective, documentation of the Death Benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.


If more than one annuity contract is exchanged to a contract with us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.


Upon the death of any Contractowner or joint owner who was not a Contractowner on the effective date of the i4LIFE (Reg. TM) Advantage EGMDB Death Benefit, the ABE Enhancement Amount will be equal to zero (unless the change occurred because of the death of a Contractowner or joint owner). If any Contractowner or joint owner is changed due to a death and the new Contractowner or joint owner is age 76 or older when added to the contract, then the ABE Enhancement Amount for this new Contractowner or joint owner will be equal to zero.

The ABE Enhancement Amount will terminate on the Valuation Date the i4LIFE (Reg. TM) Advantage EGMDB Death Benefit option of the contract is changed or terminated.

It is important to realize that even with the ABE Enhancement Amount, your Death Benefit will in many cases be less than the Death Benefit from your prior company. This is always true in the first year, when only 75% of the ABE Enhancement Amount is available.



Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage


A Guaranteed Income Benefit (version 4) is available for purchase when you elect i4LIFE (Reg. TM) Advantage which ensures that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is an optional feature available for purchase that provides a higher Guaranteed Income Benefit percentage if you adhere to certain Investment Requirements. See Investment Requirements in this prospectus for more information about the Investment Requirements applicable to i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds. You will be subject to Investment Requirements applicable to i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds for the entire time you own this rider. Failure to comply with the Investment Requirements will result in the termination of i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4). See i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit - Termination for more information. All of the other terms and conditions of i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4) continue to apply to i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds.

As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity (Reg. TM) Advantage, Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage 2.0 (withdrawal benefit riders) or 4LATER (Reg. TM) Advantage Protected Funds prior to electing i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit (Annuity Payout rider). Refer to the 4LATER (Reg. TM) Advantage section of this prospectus for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit.

Additional Purchase Payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain Subaccounts. See the Contracts - Investment Requirements. The version of the Guaranteed Income Benefit, the date that you purchased it, and/or whether you previously owned Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage will determine which Investment Requirement option applies to you.


There is no guarantee that the i4LIFE (Reg. TM) Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit riders. However, a Contractowner with the Lincoln Lifetime IncomeSM Advantage or the Lincoln Lifetime IncomeSM Advantage 2.0 (including Lincoln Lifetime IncomeSM Advantage
2.0 Protected Funds) who decides to drop Lincoln Lifetime IncomeSM Advantage or the Lincoln Lifetime IncomeSM Advantage 2.0 to purchase i4LIFE (Reg. TM) Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage or the Lincoln Lifetime IncomeSM Advantage 2.0 rider.


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, if available, is elected when you elect i4LIFE (Reg. TM) Advantage or during the Access Period, if still available for election, subject to terms and conditions at that time. You may choose not to purchase the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit at the time you purchase i4LIFE (Reg. TM) Advantage by indicating that you do not want the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE (Reg. TM) Advantage. If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity (Reg.
TM) Advantage or the Lincoln Lifetime IncomeSM Advantage riders or the Income Base from the Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE (Reg. TM) Advantage.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. See i4LIFE (Reg. TM) Advantage - General i4LIFE (Reg. TM) Provisions for an example.


There are four versions of the Guaranteed Income Benefit. Guaranteed Income Benefit (version 1) is no longer available for election. Guaranteed Income Benefit (version 2 and version 3) may only be elected if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect these versions. Guaranteed Income Benefit (version 4) is the only version of the Guaranteed Income Benefit currently available for election unless you are guaranteed the right to elect a prior version pursuant to the terms of your Living Benefit rider. Contractowners with Lincoln Lifetime IncomeSM Advantage
2.0 Protected Funds or 4LATER (Reg. TM) Advantage Protected Funds who wish to elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) must elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds. Please refer to your Living Benefit rider regarding the availability of prior versions of Guaranteed Income Benefit.

Guaranteed Income Benefit (version 4). For Guaranteed Income Benefit (version
4) the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount as applicable), based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the applicable table below. Lincoln SmartSecurity (Reg. TM) Advantage purchasers use the date of the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit election to determine the table applicable to their contracts. (i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is not available to Lincoln SmartSecurity (Reg. TM) Advantage purchasers.)


 Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds elections or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0
Protected Funds or 4LATER (Reg. TM) Advantage Protected Funds on
                            or after May 20, 2013.





              Single Life Option                                  Joint Life Option
-----------------------------------------------    -----------------------------------------------
                                                            Age
                         Percentage of Account      (younger of you and      Percentage of Account
         Age             Value or Income Base*       your spouse's age)      Value or Income Base*
--------------------    -----------------------    ---------------------    ----------------------
    Under age 40                2.50%                  Under age 40                 2.50%
       40 - 54                  3.00%                    40 - 54                    3.00%
  55 - under 591/2              3.50%                55 - under 591/2               3.50%
     591/2 - 64                 4.00%                   591/2 - 69                  4.00%
       65 - 69                  4.50%                    70 - 74                    4.50%
       70 - 79                  5.00%                    75 - 79                    5.00%
         80+                    5.50%                      80+                      5.50%



* Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider's effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER (Reg. TM) Advantage Protected Funds may use any remaining Income Base to establish the initial Guaranteed Income Benefit.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit elections or for purchasers


     of Lincoln Lifetime IncomeSM Advantage 2.0 on or after May 20, 2013.





              Single Life Option                                  Joint Life Option
-----------------------------------------------    -----------------------------------------------
                         Percentage of Account              Age              Percentage of Account
                         Value, Income Base or      (younger of you and      Value, Income Base or
         Age               Guaranteed Amount*        your spouse's age)       Guaranteed Amount*
--------------------    -----------------------    ---------------------    ----------------------
    Under age 40                2.00%                  Under age 40                 2.00%
       40 - 54                  2.50%                    40 - 54                    2.50%
  55 - under 591/2              3.00%                55 - under 591/2               3.00%
     591/2 - 64                 3.50%                   591/2 - 69                  3.50%
       65 - 69                  4.00%                    70 - 74                    4.00%
       70 - 74                  4.50%                      75+                      4.50%
         75+                    5.00%



* Purchasers of Lincoln SmartSecurity (Reg. TM) Advantage (regardless of the rider effective date) may use remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds between April 2, 2012 and May 19, 2013, or 4LATER (Reg. TM) Advantage Protected Funds between July 16, 2012 and May 19, 2013.





 Single & Joint Life Option*      Single & Joint Life Option*
-----------------------------    ----------------------------
                                         Percentage of
                                         Account Value
             Age                       or Income Base**
-----------------------------    ----------------------------
         Under age 40                       2.50%
           40 - 54                          3.00%
       55 - under 591/2                     3.50%
          591/2 - 64                        4.00%
           65 - 69                          4.50%
           70 - 79                          5.00%
             80+                            5.50%




* If joint life option is in effect, the younger of you and your spouse's age applies.

** Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider's effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER (Reg. TM) Advantage Protected Funds may use any remaining Income Base to establish the initial Guaranteed Income Benefit.


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime
IncomeSM Advantage 2.0 between April 2, 2012 and May 19, 2013.






 Single & Joint Life Option*      Single & Joint Life Option*
-----------------------------    ----------------------------
                                     Percentage of Account
                                     Value, Income Base or
             Age                      Guaranteed Amount**
-----------------------------    ----------------------------
         Under age 40                       2.00%
           40 - 54                          2.50%
       55 - under 591/2                     3.00%
          591/2 - 64                        3.50%
           65 - 69                          4.00%
           70 - 74                          4.50%
             75+                            5.00%




* If joint life option is in effect, the younger of you and your spouse's age applies.

** Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit elections prior to May 21, 2012, or for purchasers of Lincoln Lifetime
                IncomeSM Advantage 2.0 prior to April 2, 2012.





 Single & Joint Life Option*      Single & Joint Life Option*
-----------------------------    ----------------------------
                                     Percentage of Account
                                     Value, Income Base or
             Age                      Guaranteed Amount**
-----------------------------    ----------------------------
         Under age 40                       2.50%
           40 - 54                          3.00%
       55 - under 591/2                     3.50%
          591/2 - 64                        4.00%
           65 - 69                          4.50%
           70 - 79                          5.00%
             80+                            5.50%




* If joint life option is in effect, the younger of you and your spouse's age applies.

** Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.




If the amount of your i4LIFE (Reg. TM) Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment.) (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.


The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:




    i4LIFE (Reg. TM) Account Value before market decline............    $135,000
    i4LIFE (Reg. TM) Account Value after market decline.............    $100,000
    Guaranteed Income Benefit.......................................    $    810
    Regular Income Payment after market decline.....................    $    769
    Account Value after market decline and Guaranteed Income Benefit
    payment.........................................................    $ 99,190



The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.

The Guaranteed Income Benefit (version 4) will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For non-qualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the Valuation Date of the first periodic income payment of each calendar year. The first step-up is the Valuation Date of the first periodic income payment in the next calendar year following the Periodic Income Commencement Date.

The following example illustrates how the initial Guaranteed Income Benefit (version 4) is calculated for a 60-year old Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 3.5% for a 60-year old (single life) per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for i4LIFE (Reg. TM) Advantage Elections on or after May 20, 2013, table above. The example also assumes that the Account Value has increased due to positive investment returns resulting in a higher recalculated

Regular Income Payment. See The Contracts - i4LIFE (Reg. TM) Advantage - Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.






8/1/2013 Amount of initial Regular Income Payment...............................  $  4,801
8/1/2013 Account Value at election of Guaranteed Income Benefit (version 4).....  $100,000
8/1/2013 Initial Guaranteed Income Benefit (3.5% times $100,000 Account Value) .  $  3,500
8/1/2014 Recalculated Regular Income Payment....................................  $  6,000
8/1/2014 Guaranteed Income Benefit after step-up (75% of $6,000) .                $  4,500



The Contractowner's Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.


At the time of a step-up of the Guaranteed Income Benefit the i4LIFE (Reg. TM) Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 2.00%. This means that your charge may change every year. If we automatically administer a new step-up for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date of the step-up. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Step-ups will continue after a request to reverse a step-up. i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in Guaranteed Income Benefit (version 4).


Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after October 6, 2008 to December 31, 2010 or when Guaranteed Income Benefit (version 4) was approved in your state, whichever occurred later (unless version 3 is available for election at any time per the terms of a Living Benefit rider). For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE (Reg. TM) Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.


The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.

At the time of a reset of the step-up period the i4LIFE (Reg. TM) Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every five years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the Periodic Income Commencement Date anniversary. If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to October 6, 2008 (unless version 2 is available for election at any time per the terms of a Living Benefit rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE (Reg. TM) Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.

The Guaranteed Income Benefit will automatically step-up every three years on the Periodic Income Commencement Date anniversary to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.

At the time of a reset of the 15-year step-up period the i4LIFE (Reg. TM) Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every 15 years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the Periodic Income Commencement Date anniversary. If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election.

The next section describes certain guarantees in Living Benefit riders relating to the election of the Guaranteed Income Benefit.


Lincoln Lifetime IncomeSM Advantage 2.0. Contractowners who purchase Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed the ability in the future to purchase i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) even if it is no longer available for sale. They are also guaranteed that the Guaranteed Income Benefit percentages and Access Period requirements will be at least as favorable as those available at the time they purchased Lincoln Lifetime IncomeSM Advantage 2.0. See The Contracts- Living Benefit Riders - Lincoln Lifetime IncomeSM Advantage 2.0.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) in accordance with the terms set out above for i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4). If this decision is made, the Contractowner can use the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or since the rider's effective date (if there has not been an Automatic Annual Step-up) if greater than the Account Value to establish the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) at the terms in effect for purchasers of this rider.

Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. Contractowners who elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds and purchase i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds in accordance with the same terms set out above for i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4). If this decision is made, the Contractowner can use the greater of the Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the Account Value to establish the Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds.

Lincoln SmartSecurity (Reg. TM) Advantage. Contractowners who purchased the Lincoln SmartSecurity (Reg. TM) Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the initial Guaranteed Income Benefit is determined, to calculate the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percentage based on either the Contractowner's age (single life) or the youngest age of either the Contractowner or Secondary Life (if applicable), at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for elections on or after May 20, 2013 table above. In other words, the initial Guaranteed Income Benefit will equal the applicable percentage based on the Contractowner's age multiplied by the remaining Guaranteed Amount (if greater than the Account Value).

The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity (Reg. TM) Advantage or the Income Base from Lincoln Lifetime IncomeSM Advantage 2.0 may be used to calculate the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). The example assumes that on the date that i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) is elected the Contractowner is 70 years of age and has made no withdrawals from the contract. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4.5% for a 70-year old per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for elections on or after May 20, 2013 table above. The example assumes an annual payment mode has been elected.






           Account Value (equals Contract Value on date i4LIFE (Reg. TM) Advantage
    with Guaranteed Income Benefit (version 4) is elected)........................    $100,000
           Guaranteed Amount/Income Base on date i4LIFE (Reg. TM) Advantage with
    Guaranteed Income Benefit (version 4) is elected..............................    $140,000
           Amount of initial Regular Income Payment...............................    $  5,411   per year
           Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed
    Amount/Income Base which is greater than $100,000 Account
    Value)........................................................................    $  6,300



4LATER (Reg. TM) Advantage Protected Funds. Contractowners who elect the 4LATER (Reg. TM) Advantage Protected Funds rider must elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds in accordance with the same terms set out above for i4LIFE (Reg. TM) Advantage Guaranteed Income. When this decision is made, the Contractowner can use the greater of the Income Base under 4LATER (Reg. TM) Advantage Protected Funds or the Account Value under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds to calculate the amount of the initial Guaranteed Income Benefit. All other provisions of i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit apply.


Lincoln Lifetime IncomeSM Advantage. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit (version 2 or version 3 only). The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE (Reg. TM) Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial Regular Income Payment times the remaining Guaranteed Amount divided by the Contract Value, if the Guaranteed Amount is greater than the Contract Value. See the Lincoln Lifetime IncomeSM Advantage - i4LIFE (Reg. TM) Advantage Option section for an example of calculation of the Guaranteed Income Benefit using the purchased Lincoln Lifetime IncomeSM Advantage Guaranteed Amount.

Contractowners who purchased Lincoln Lifetime IncomeSM Advantage may also choose to drop Lincoln Lifetime IncomeSM Advantage to purchase the version of the Guaranteed Income Benefit that is then currently available; however, only the Account Value and not the Guaranteed Amount will be used to establish the Guaranteed Income Benefit. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be equal to the applicable percentage, which is based on the age of either the Contractowner (single life option) or the youngest age of either the Contractowner or Secondary Life (joint life option) at the time the Guaranteed Income Benefit is elected, multiplied by the Account Value. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above.


Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. When you select the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
  o A 4% assumed investment return (AIR) will be used to calculate the Regular Income Payments.

  o The minimum Access Period required for Guaranteed Income Benefit (version
     4) is the longer of 20 years (15 years for versions 2 and 3) or the difference between your age (nearest birthday) and age 100 (age 90 for version 4 prior to May 21, 2012; age 85 for versions 2 and 3). The minimum Access Period required for i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is the longer of 20 years or the difference between your age (nearest birthday) and age 90. We may change this Access Period requirement prior to election of the Guaranteed Income Benefit. Different minimum Access Period requirements apply if you use the greater of the Account Value or Income Base (less amounts paid since the last Automatic Step-up) under Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds or 4LATER (Reg. TM) Advantage Protected Funds to calculate the Guaranteed Income Benefit as set forth below:





                                  Minimum Access Period
                                            Elections of i4LIFE (Reg. TM) Advantage prior
                                                 to the 5th Benefit Year anniversary
 Purchasers of Lincoln Lifetime IncomeSM   Longer of 20 years or the difference
 Advantage 2.0 on or after April 2, 2012   between your age and age 100
 Purchasers of Lincoln Lifetime IncomeSM   Longer of 20 years or the difference
 Advantage 2.0 Protected Funds             between your age and age 90
 Purchasers of 4LATER (Reg. TM) Advantage
 Protected Funds
 Purchasers of Lincoln Lifetime IncomeSM
 Advantage 2.0 prior to April 2, 2012



                                            Elections of i4LIFE (Reg. TM) Advantage on and
                                                after the 5th Benefit Year anniversary
 Purchasers of Lincoln Lifetime IncomeSM   Longer of 20 years or the difference
 Advantage 2.0 on or after April 2, 2012   between your age and age 95
 Purchasers of Lincoln Lifetime IncomeSM   Longer of 15 years or the difference
 Advantage 2.0 Protected Funds             between your age and age 85
 Purchasers of 4LATER (Reg. TM) Advantage
 Protected Funds
 Purchasers of Lincoln Lifetime IncomeSM
 Advantage 2.0 prior to April 2, 2012




  o The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your Regular Income Payment will be reduced. For versions 1, 2 and 3 of Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit in proportion to the reduction in the Regular Income Payment. This reduction of the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit does not apply to Guaranteed Income Benefit (version 4). If you choose to shorten your Access Period, the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATER (Reg. TM) Guaranteed Income Benefit section of this prospectus.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate due to any of the following events:

  o the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
  o a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency; or

  o upon written notice to us; or
  o assignment of the contract; or
  o failure to comply with Investment Requirements.


A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified. However if you used the greater of the Account Value or Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds to establish the Guaranteed Income Benefit any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE (Reg. TM) Advantage election. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE (Reg. TM) Advantage Regular Income Payments will be recalculated. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.


Availability. The Guaranteed Income Benefit (version 4) is available with qualified and nonqualified (IRAs and Roth IRAs) annuity contracts. The Contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected.


Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.

The following example demonstrates the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit payments:




        i4LIFE (Reg. TM) Regular Income Payment before Withdrawal.....    $  1,200
        Guaranteed Income Benefit before Withdrawal...................    $    900
        Account Value at time of Additional Withdrawal................    $150,000
        Additional Withdrawal.........................................    $ 15,000   (a 10% withdrawal)


     Reduction in i4LIFE (Reg. TM) Regular Income Payment for Withdrawal = $1,200 X 10 % = $120
     i4LIFE (Reg. TM) Regular Income Payment after Withdrawal = $1,200 - $120 = $1,080

     Reduction in Guaranteed Income Benefit for Withdrawal = $900 X 10% = $90 Guaranteed Income Benefit after Withdrawal = $900 - $90 = $810

Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.


Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE (Reg. TM) Advantage Death Benefit will terminate and you will receive the Guarantee of Principal Death Benefit option. Upon termination, we will stop assessing the charge for i4LIFE (Reg. TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new Death Benefit option. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE (Reg. TM) Advantage.


For non-qualified contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.


4LATER (Reg. TM) Advantage


4LATER (Reg. TM) Advantage is a rider that is available to protect against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elect 4LATER (Reg. TM) Advantage, you must elect i4LIFE (Reg. TM) Advantage with the 4LATER (Reg. TM) Guaranteed Income Benefit to receive a benefit from 4LATER (Reg. TM) Advantage. Election of these riders may limit how much you can invest in certain Subaccounts. See The Contracts - Investment Requirements. See Charges and Other Deductions for a discussion of the 4LATER (Reg. TM) Advantage charge. This rider is no longer available for sale as of July 16, 2012, or when the 4LATER (Reg. TM) Advantage Protected Funds rider is available in your state, whichever is later. Please check with your registered representative for availability.



4LATER (Reg. TM) Advantage Before Payouts Begin

The following discussion applies to 4LATER (Reg. TM) Advantage during the accumulation phase of your annuity, referred to as 4LATER (Reg. TM). This is prior to the time any payouts begin under i4LIFE (Reg. TM) Advantage with the 4LATER (Reg. TM) Guaranteed Income Benefit.


Income Base. The Income Base is a value established when you purchase 4LATER (Reg. TM) and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a Death Benefit. If you elect 4LATER (Reg. TM) at the time you purchase the contract, the Income Base initially equals the Purchase Payments. If you elect 4LATER (Reg. TM) after we issue the contract, the Income Base will initially equal the Contract Value on the 4LATER (Reg. TM) effective date. Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments . After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.

As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE (Reg. TM) Advantage and establish the 4LATER (Reg. TM) Guaranteed Income Benefit, the Income Base (if higher than the Contract Value) is used in the 4LATER (Reg. TM) Advantage Guaranteed Income Benefit calculation.

Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER (Reg. TM) Effective Date, or on the date of any reset of the Income Base to the Contract Value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for Purchase Payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.


Future Income Base. 4LATER (Reg. TM) provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE (Reg. TM) Advantage is elected, you terminate 4LATER (Reg. TM) or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER (Reg. TM) charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.


Any Purchase Payment made after the 4LATER (Reg. TM) Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the Purchase Payment, plus 15% of that Purchase Payment.



Example:




        Initial Purchase Payment................................    $100,000
        Purchase Payment 60 days later..........................    $ 10,000
                                                                    --------
        Income Base.............................................    $110,000
        Future Income Base (during the 1st Waiting Period)......    $126,500   ($110,000 x 115%)
        Income Base (after 1st Waiting Period)..................    $126,500
        New Future Income Base (during 2nd Waiting Period)......    $145,475   ($126,500 x 115%)


Any Purchase Payments made after the 4LATER (Reg. TM) Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the Purchase Payment plus 15% of that Purchase Payment on a pro-rata basis for the number of full years remaining in the current Waiting Period.



Example:





        Income Base................................................    $100,000
        Purchase Payment in Year 2.................................    $ 10,000
                                                                       --------
        New Income Base............................................    $110,000
        Future Income Base (during 1st Waiting Period-Year 2)......    $125,500   ($100,000 x 115%) +
                                                                                  ($10,000 x 100%) +
                                                                                  ($10,000 x 15% x 1/3)
        Income Base (after 1st Waiting Period).....................    $125,500
        New Future Income Base (during 2nd Waiting Period).........    $144,325   (125,500 x 115%)



Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.

During any subsequent Waiting Periods, if you elect to reset the Income Base to the contract value, the Future Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current Contract Value below.

In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the Contractowner to establish a 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.

Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER (Reg. TM) Effective Date. The Maximum Income Base will be increased by 200% of any additional Purchase Payments. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined guaranteed amounts from any Living Benefit riders under all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.

After a reset to the current Contract Value, the Maximum Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10,000,000.

Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.



Example:




   Income Base.................................  $100,000   Maximum Income Base...................  $200,000
   Purchase Payment in Year 2..................  $ 10,000   Increase to Maximum Income Base.......  $ 20,000
   New Income Base.............................  $110,000   New Maximum Income Base...............  $220,000
   Future Income Base after Purchase Payment...  $125,500   Maximum Income Base...................  $220,000
   Income Base (after 1st Waiting Period)......  $125,500
   Future Income Base (during 2nd Waiting Period)$144,325   Maximum Income Base...................  $220,000
   Contract Value in Year 4....................  $112,000
   Withdrawal of 10%...........................  $ 11,200
   After Withdrawal (10% adjustment)
   Contract Value..............................  $100,800
   Income Base.................................  $112,950
   Future Income Base..........................  $129,892   Maximum Income Base...................  $198,000


Resets of the Income Base to the current Contract Value ("Resets"). You may elect to reset the Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER (Reg. TM) Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the Annuitant must be under age 81. You might consider resetting the Income Base if your Contract Value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the Contract Value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.

This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE (Reg. TM) Advantage, the Annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.

At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us.

We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER (Reg. TM) Effective Date and starting with each anniversary of the 4LATER (Reg. TM) Effective Date after that. If the Contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.

Eligibility. To purchase 4LATER (Reg. TM) Advantage, the Annuitant must be age 80 or younger. If you plan to elect i4LIFE (Reg. TM) Advantage within three years of the issue date of 4LATER (Reg. TM) Advantage, you will not receive the benefit of the Future Income Base. i4LIFE (Reg. TM) Advantage with 4LATER (Reg.
TM) Guaranteed Income Benefit must be elected by age 85 for qualified contracts or age 99 for non-qualified contracts.

4LATER (Reg. TM) Rider Effective Date. If 4LATER (Reg. TM) is elected at contract issue, then it will be effective on the contract's effective date. If 4LATER (Reg. TM) is elected after the contract is issued (by sending a written request to our Home Office), then it will be effective on the next Valuation Date following approval by us.



4LATER (Reg. TM) Guaranteed Income Benefit


When you are ready to elect i4LIFE (Reg. TM) Advantage Regular Income Payments, the greater of the Income Base accumulated under 4LATER (Reg. TM) or the Contract Value will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. The 4LATER (Reg. TM) Guaranteed Income Benefit is a minimum payout floor for your i4LIFE (Reg. TM) Advantage Regular Income Payments. See Charges and Other Deductions for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit charge.

The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1000 and multiplying the result by the rate per $1000 from the Guaranteed Income Benefit Table in your 4LATER (Reg.
TM) rider. If the Contract Value is used to establish the 4LATER (Reg. TM) Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE (Reg. TM) Advantage Regular Income Payment (which is also based on the Contract Value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE (Reg. TM) Advantage Regular Income Payment.

If the amount of your i4LIFE (Reg. TM) Advantage Regular Income Payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) has fallen below the 4LATER (Reg. TM) Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER (Reg. TM) Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER (Reg. TM) Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE (Reg.
TM) Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER (Reg. TM) Guaranteed Income Benefit, we will reduce your i4LIFE (Reg. TM) Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER (Reg. TM) Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account on a pro-rata basis according to your investment allocations.


The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:





    i4LIFE (Reg. TM) Account Value before market decline............    $135,000
    i4LIFE (Reg. TM) Account Value after market decline.............    $100,000
    Guaranteed Income Benefit.......................................    $    810
    Regular Income Payment after market decline.....................    $    769
    Account Value after market decline and Guaranteed Income Benefit
    payment.........................................................    $ 99,190


If your Account Value reaches zero as a result of withdrawals to provide the 4LATER (Reg. TM) Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER (Reg. TM) Guaranteed Income Benefit.


When your Account Value reaches zero, your i4LIFE (Reg. TM) Advantage Access Period will end and the i4LIFE (Reg. TM) Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER (Reg. TM) Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER (Reg. TM) Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE (Reg. TM) Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.


If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER (Reg. TM) Guaranteed Income Benefit, the 4LATER (Reg. TM) Guaranteed Income Benefit will never come into effect.


The 4LATER (Reg. TM) Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER (Reg. TM) Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATER (Reg. TM) Guaranteed Income Benefit will become the current charge up to the guaranteed maximum charge of 1.50% (i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charge). After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred.

Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER (Reg. TM) Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period. See i4LIFE (Reg. TM) Advantage - Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE (Reg. TM) Advantage Regular Income Payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER (Reg. TM) Guaranteed Income Benefit currently is the longer of 15 years or the difference between your current age (nearest birthday) and age 85. We reserve the right to increase this minimum prior to election of 4LATER (Reg. TM) Advantage, subject to the terms in your rider. (Note: i4LIFE (Reg. TM) Advantage may allow a shorter Access Period if a Guaranteed Income Benefit is not provided.)

If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your Regular Income Payment, your 4LATER (Reg. TM) Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER (Reg. TM) Guaranteed Income Benefit will be adjusted in proportion to the reduction in the Regular Income Payment. If you choose to shorten your Access Period, the 4LATER (Reg. TM) rider will terminate.

When you make your 4LATER (Reg. TM) Guaranteed Income Benefit and i4LIFE (Reg.
TM) Advantage elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE (Reg. TM) Advantage Regular Income Payments. Once you have elected 4LATER (Reg. TM), the assumed investment return rate will not change; however, we may change the required assumed investment return rate in the future for new purchasers only.

The following is an example of what happens when you extend the Access Period:

     Assume:
     i4LIFE (Reg. TM) Advantage remaining Access Period = 10 years Current i4LIFE (Reg. TM) Advantage Regular Income Payment = $6,375 Current 4LATER (Reg. TM) Guaranteed Income Benefit = $5,692

     Extend Access Period 5 years:
     i4LIFE (Reg. TM) Advantage Regular Income Payment after extension = $5,355 Percentage change in i4LIFE (Reg. TM) Advantage Regular Income Payment =
   $5,355 - $6,375 = 84%
     New 4LATER (Reg. TM) Guaranteed Income Benefit = $5,692 x 84% = $4,781

Termination. After the later of the third anniversary of the 4LATER (Reg. TM) rider Effective Date or the most recent Reset, the 4LATER (Reg. TM) rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER (Reg. TM) will automatically terminate upon any of the following events:
 o termination of the contract to which the 4LATER (Reg. TM) rider is attached;

 o the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or
 o the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract; or
 o the last day that you can elect i4LIFE (Reg. TM) Advantage (age 85 for qualified contracts and age 99 for non-qualified contracts).


After the Periodic Income Commencement Date, the 4LATER (Reg. TM) rider will terminate due to any of the following events:

 o the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
 o a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.

A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER (Reg. TM) Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified.

If you terminate 4LATER (Reg. TM) prior to the Periodic Income Commencement Date, you must wait one year before you can re-elect 4LATER (Reg. TM) or purchase the Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage 2.0. If you terminate the 4LATER (Reg. TM) rider on or after the Periodic Income Commencement Date, you cannot re-elect it. You may be able to elect the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, if available, after one year. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.



Annuity Payouts


When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 90th birthday. However, you must elect to receive Annuity Payouts by the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity (Reg. TM) Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payout Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout option. Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 may elect the Guaranteed Annual Income Amount Annuity Payout option.

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.

You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.



Annuity Options


The annuity options outlined below do not apply to Contractowners who have elected i4LIFE (Reg. TM) Advantage, the Maximum Annual Withdrawal Amount Annuity Payout option, the Guaranteed Amount Annuity Payout option, or the Guaranteed Annual Income Amount Annuity Payout option.

Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
 o the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.

The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Home Office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Home Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.

Lincoln SmartIncomeSM Inflation. The Lincoln SmartIncomeSM Inflation Fixed Annuity Payout Option ("Lincoln SmartIncomeSM Inflation") is an Annuity Payout option that provides:
 o Scheduled Payments (the periodic Annuity Payouts under this rider) for the life of the Annuitant and Secondary Life (Secondary Life may also be referred to as joint life), if applicable, that may change each January based on changes in the Consumer Price

  Index-Urban (CPI). The CPI is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for all Urban Consumers published by the U.S. Bureau of Labor Statistics and is widely used to measure inflation.
 o A Guaranteed Minimum Scheduled Payment.

 o A Death Benefit based on the Reserve Value.

 o A Reserve Value from which additional withdrawals, called Unscheduled Payments, may be taken at any time as long as the Reserve Value is greater than zero and up to the amount of the Reserve Value less any related charges and taxes.


You must wait at least one year from the effective date of the contract to elect Lincoln SmartIncomeSM Inflation. For non-qualified annuities the Annuitant and joint Annuitant must be at least 50 years of age and not older than 85 years of age (50 years and not more than 75 years of age for qualified annuities). The minimum Contract Value that may be credited to this Annuity Payout option is $50,000 and the maximum is $1,000,000.

You may consider electing this Annuity Payout option if you would like an Annuity Payout that may increase or decrease as inflation, as measured by the CPI, increases or decreases. Lincoln SmartIncomeSM Inflation also provides a guaranteed minimum payout, Death Benefits and access to the Reserve Value from which you can take Unscheduled Payments. We offer other fixed Annuity Payout options that have a higher income factor and would result in a higher payment than Lincoln SmartIncomeSM Inflation but do not offer Unscheduled Payments or a Death Benefit. You should carefully consider whether or not Lincoln SmartIncomeSM Inflation is the appropriate choice for you.

All or a portion of your Contract Value may be used to fund the Lincoln SmartIncomeSM Inflation. You may select both Lincoln SmartIncomeSM Inflation and another Annuity Payout option at the same time by allocating less than 100% of your Contract Value to Lincoln SmartIncomeSM Inflation and the remainder to the other Annuity Payout option. If only a portion of your Contract Value is used to fund Lincoln SmartIncomeSM Inflation, the remainder of the Contract Value must be used to fund another Annuity Payout option.


The Lincoln SmartIncomeSM Inflation may not be available for purchase in the future as we reserve the right not to offer it for sale. The availability of Lincoln SmartIncomeSM Inflation will depend upon your state's approval of the contract rider. We also reserve the right to substitute an appropriate index for the CPI, if:

     1. The CPI is discontinued, delayed, or otherwise not available for this use; or

     2. The composition, base or method of calculating the CPI changes so that we deem it inappropriate for use.

If the CPI is discontinued, delayed or otherwise not available, or if the composition, base or method of, calculating the CPI changes so that we deem it inappropriate for use in Lincoln SmartIncomeSM Inflation, we will substitute an appropriate index for the CPI. In the case of a substitution, we will give you written notification at least 30 days in advance of this change, as well as provide you with an amendment to the prospectus. We will attempt to utilize a substitute index generated by the government that is a measure of inflation. We will not substitute an index created by us or one of our affiliates. Upon substitution of the CPI, annuity payment values will be calculated consistent with the formulas currently used but with different index values for calculating the Scheduled Payment and Reserve Value adjustments. If we substitute a different index of the CPI you may cancel the rider per the terms of the termination provisions of rider and may be subject to an Unscheduled Payment charge. See Termination and Unscheduled Payments.

Rider Year and Rider Date. The Rider Date is the effective date of the rider. The Rider Date anniversary is the same calendar day as the Rider Date each calendar year. A Rider Year is each 12-month period starting with the Rider Date and starting each Rider Date anniversary after that.


Scheduled Payment and Guaranteed Minimum Scheduled Payment. Scheduled Payments are Annuity Payouts for the life of the Annuitant (and Secondary Life if applicable).You choose when payments will begin and whether the Scheduled Payment is paid monthly, quarterly, semi-annually or annually. Once the Scheduled Payment frequency is established it cannot be changed. The frequency of the Scheduled Payments will affect the dollar amount of each Scheduled Payment. For example, a more frequent payment schedule will reduce the dollar amount of each Scheduled Payment. The first payment must be at least 30 days after the Rider Date and before the first Rider Date anniversary. The Scheduled Payment will be adjusted either up or down on an annual basis depending on the percentage change of the CPI. Scheduled Payments are also adjusted for Unscheduled Payments, any related Unscheduled Payment charge and any deduction for premium taxes. If adjustments to the Scheduled Payment cause it to be less than the Guaranteed Minimum Scheduled Payment, as adjusted, you will receive the Guaranteed Minimum Scheduled Payment, as adjusted, unless Unscheduled Payments have reduced the Reserved Value to zero, in which case the rider will terminate.


Lincoln SmartIncomeSM Inflation also provides a Guaranteed Minimum Scheduled Payment which is initially equal to the first Scheduled Payment. The Guaranteed Minimum Scheduled Payment may be adjusted for Unscheduled Payments, any related Unscheduled Payment charge and any deductions for premium taxes, but is not adjusted for changes in the CPI. (See further discussion and example of reductions to the Scheduled Payment and Guaranteed Minimum Scheduled Payment for Unscheduled Payment in the Unscheduled Payment section below.)


The initial Scheduled Payment is calculated by multiplying the Contract Value allocated to Lincoln SmartIncomeSM Inflation, reduced for any premium tax, by an income factor. The income factor is based upon:

 o the age and sex of the Annuitant and Secondary Life;

 o the frequency of the Scheduled Payments;
 o the Scheduled Payments start date.


For a given Contractowner with the same characteristics (sex, age, frequency of Annuity Payouts and Annuity Payout start date) the income factor for a fixed lifetime Annuity Payout option would be higher than the income factor for Lincoln SmartIncomeSM Inflation. You may request an illustration of annuity values prior to purchasing Lincoln SmartIncomeSM Inflation which will illustrate the Scheduled Payment and Guaranteed Minimum Scheduled Payment you may expect.

Reserve Value. The Reserve Value is a value we establish to determine the amount available for Unscheduled Payments and the Death Benefit, if any. The initial Reserve Value on the Rider Date is equal to the amount of the Contract Value used to purchase Lincoln SmartIncomeSM Inflation, less any outstanding premium taxes that have not previously been deducted. Each January 1, the Reserve Value will be adjusted either up or down by the percentage change in the CPI during the preceding calendar year, as described below. The Reserve Value is decreased dollar for dollar by any Scheduled or Unscheduled Payments and related Unscheduled Payment charges or any premium taxes. There is no minimum floor to the Reserve Value. If the Reserve Value falls to zero because of Scheduled Payments and/or negative CPI Adjustments (and not due to the deduction of Unscheduled Payments and related Unscheduled Payment charges and taxes) there will be no more annual adjustments to the Reserve Value and there will be no more Unscheduled Payments or Death Benefit. However, the Scheduled Payments will continue for the life of the Annuitant and Secondary Life, if applicable.


If the deduction of an Unscheduled Payment and related Unscheduled Payment charge reduces the Reserve Value to zero the Lincoln SmartIncomeSM Inflation will terminate.

Adjustment of the Scheduled Payment and Reserve Value. Each January 1st (Adjustment Date) the Scheduled Payment and Reserve Value may be adjusted up or down by the same percentage, which will be the percentage change in the CPI during the preceding calendar year. The CPI is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for all Urban Consumers and is published monthly by the United States Department of Labor, Bureau of Labor Statistics (BLS). The CPI measures over time the average price change paid by urban consumers for consumer goods and services. The CPI is published as a number (CPI Value).You may obtain information regarding the CPI from BLS electronically (www.bls.gov/cpi), through subscriptions to publications, and via telephone and fax, through automated recordings.

The adjustment to the Scheduled Payment and to the Reserve Value each Adjustment Date may be positive or negative, depending upon whether the CPI Value has risen or fallen in the preceding calendar year. A rise in the CPI Value will result in a positive adjustment. A fall in the CPI Value will result in a negative adjustment. The percentage change in the CPI is measured by the change in the CPI Value published each December immediately preceding the Adjustment Date compared to either the initial CPI Value (first adjustment) or the CPI Value published in December two calendar years preceding the Adjustment Date (all subsequent adjustments after the first). The CPI Value published in December is the CPI Value for the month of November. The first adjustment to the Scheduled Payment and Reserve Value will be made on the next Adjustment Date following the Rider Date. For the first adjustment the initial CPI Value will be the CPI Value published in the month preceding the Rider Date. The calculation of the first adjustment percentage will be equal to [(i)/(ii)] where:

     (i) is the CPI Value published in December of the calendar year immediately preceding the Adjustment Date

     (ii) is the initial CPI Value

Following is an example of the calculation of the first adjustment percentage and the first adjustment to the Reserve Value using hypothetical CPI values:




      Initial Reserve Value on Rider Date 4/15/2012......................  $ 150,000
      Initial Scheduled Payment on 4/15/2012.............................  $   8,000
      Initial CPI Value published in March 2012..........................        150
      CPI Value published in December 2012...............................        155
      Adjustment percentage (155/150)....................................   1.033333
      Reserve Value After 1/1/2013 Adjustment ($150,000 x 1.033333) .      $ 155,000
      Scheduled Payment After 1/1/2013 Adjustment ($8,000 x 1.033333) .    $8,266.67


Subsequent adjustments will be calculated on each subsequent Adjustment Date. Subsequent adjustments will be based upon the percentage change in the CPI Value published in December immediately preceding the Adjustment Date compared with the CPI Value published two calendar years prior to the Adjustment Date. Calculations of the adjustment percentage after calculation of the first adjustment percentage will be equal to [(i)/ (ii)] where:

     (i) is the CPI Value published in December of the calendar year immediately preceding the Adjustment Date

     (ii) is the CPI Value published in December two calendar years preceding the Adjustment Date.

If adjustments to the Scheduled Payment cause it to be less than the Guaranteed Minimum Scheduled Payment you will receive the Guaranteed Minimum Scheduled Payment. While you are receiving the Guaranteed Minimum Scheduled Payment we will continue to adjust the Scheduled Payment by the percentage change of the CPI Value published each December immediately preceding the Adjustment Date compared to the CPI Value published two calendar years prior to the Adjustment Date. You will start to receive the Scheduled Payment again in the year that it is adjusted so that it is greater than the Guaranteed Minimum Scheduled Payment.

The following example demonstrates the impact of a positive change in a hypothetical CPI Value resulting in a positive adjustment to the Scheduled Payment and Reserve Value:




      Annual Scheduled Payment for calendar year 2012..........................  $   5,000
      Guaranteed Minimum Scheduled Payment for calendar year 2012..............  $   4,800
      Reserve Value 12/31/2012.................................................  $ 100,000
      CPI Value published in December 2012.....................................        120
      CPI Value published in December 2011.....................................        115
      Adjustment percentage (120/115)..........................................   1.043782
      Reserve Value after 1/1/2013 adjustment ($100,000 x 1.043782) .            $ 104,378
      Annual Scheduled Payment for calendar year 2013 after 1/1/2013 adjustment
       ($5,000 x 1.043782) .                                                     $5,217.39



Since the Scheduled Payment (after the adjustment) for 2013 of $5,217.39 is greater than the Guaranteed Scheduled Payment of $4,800, the payment you will receive in 2013 will equal the Scheduled Payment of $5,217.39.


The following example demonstrates the impact of a negative change in a hypothetical CPI Value resulting in a negative adjustment to the Scheduled Payment and Reserve Value:




      Annual Scheduled Payment for calendar year 2012..........................  $    5,000
      Guaranteed Minimum Scheduled Payment for calendar year 2012..............  $    4,800
      Reserve Value 12/31/2012.................................................  $  100,000
      CPI Value published in December 2012.....................................         120
      CPI Value published in December 2011.....................................         130
      Adjustment percentage (120/130)..........................................   0.9230769
      Reserve Value after 1/1/2013 adjustment ($100,000 x 0.9230769) .           $   92,308
      Annual Scheduled Payment for calendar year 2013 after 1/1/2013 adjustment
       ($5,000 x 0.9230769) .                                                    $ 4,615.38



Since the Scheduled Payment (after adjustment) for 2013 of $4,615.38 is less than the Guaranteed Minimum Scheduled Payment of $4,800, the payment you will receive in 2013 will equal the Guaranteed Minimum Scheduled Payment of $4,800.



Continuing this example for the next year's adjustment:




      Annual Scheduled Payment for calendar year 2013..........................  $   4,800
      Guaranteed Minimum Scheduled Payment for calendar year 2013..............  $   4,800
      Reserve Value 12/31/2013 ($92,308 - $4,800) .                              $  87,508
      CPI Value published in December 2013.....................................        140
      CPI Value published in December 2012.....................................        120
      Adjustment percentage (140/120)..........................................    1.16666
      Reserve Value after 1/1/2014 adjustment ($87,508 x 1.166666) .             $ 102,093
      Annual Scheduled Payment for calendar year 2014 after 1/1/2014 adjustment
       ($4,615.38 x 1.166666) .                                                  $5,384.61



The adjustment is applied to the previously calculated Scheduled Payment ($4,615.38) and not the Guaranteed Minimum Scheduled Payment $4,800. Since the adjusted Scheduled Payment is greater than the Guaranteed Minimum Scheduled Payment, the Scheduled Payment will be paid out in calendar year 2014.


Unscheduled Payments. You may take withdrawals in addition to your Scheduled Payments (Unscheduled Payments) up to the amount of the Reserve Value less any related Unscheduled Payment charges and any deduction for any premium taxes. Unscheduled Payments and any related Unscheduled Payment charges or premium taxes will reduce the Reserve Value on a dollar for dollar basis. Unscheduled Payments will reduce the Scheduled Payments and Guaranteed Minimum Scheduled Payment in the same proportion the Unscheduled Payment reduces the Reserve Value (including Unscheduled Payment charges and taxes). Because the Reserve Value is reduced over time (due to Scheduled Payments, Unscheduled Payments and related Unscheduled Payment charges and any premium taxes) an Unscheduled Payment taken in the later years of the rider when the Reserve Value is smaller may result in a larger proportional reduction to the Scheduled Payment and Guaranteed Minimum Scheduled Payment than if the same Unscheduled Payment was taken in the early years of the rider when the Reserve Value was larger and may also result in a proportional reduction of the Scheduled Payment and Guaranteed Minimum Scheduled Payment that is more than the Unscheduled Payment amount taken.


If the Reserve Value falls to zero because of Scheduled Payments and/or negative CPI Adjustments (other than due to the deduction of Unscheduled Payments and related Unscheduled Payment charges and taxes) there will be no more annual adjustments to the Reserve Value and there will be no more Unscheduled Payments or Death Benefit. However, the Scheduled Payments will continue for the life of the Annuitant and Secondary Life, if applicable. If the deduction of an Unscheduled Payment and related Unscheduled Payment charge reduces the Reserve Value to zero the Lincoln SmartIncomeSM Inflation will terminate.


The following example shows how an Unscheduled Payment of $2,000 taken in the early years of the rider results in a $300 proportional reduction of the Guaranteed Minimum Scheduled Payment. The example assumes that no other Unscheduled Payments have been taken.




      Reserve Value 1/1/2013.....................................................  $100,000
      Guaranteed Minimum Scheduled Payment 1/1/2013..............................  $ 15,000
      Unscheduled Payment 1/2/2013...............................................  $  2,000
      Proportional reduction percentage ($2,000/$100,000) .                             .02
      Proportional reduction to the Guaranteed Minimum Scheduled Payment (.02 x
       $15,000) .                                                                  $    300
      New Guaranteed Minimum Scheduled Payment...................................  $ 14,700


The example next shows how the same $2,000 Unscheduled Payment taken in the later years of the rider results in a $3,000 proportional reduction of the Guaranteed Minimum Scheduled Payment which is more than the actual Unscheduled Payment amount.




      Reserve Value 1/1/2013...................................................  $10,000
      Guaranteed Minimum Scheduled Payment.....................................  $15,000
      Unscheduled Payment 1/2/2013.............................................  $ 2,000
      Proportional reduction percentage ($2,000/$10,000) .                           .20
      Proportional reduction to the Guaranteed Minimum Scheduled Payment (.20 x
       $15,000) .                                                                $ 3,000
      New Guaranteed Minimum Scheduled Payment ($15,000 - $3,000) .              $12,000


Please note that any Unscheduled Payments may significantly reduce your future Scheduled Payments, Guaranteed Minimum Scheduled Payment, as well as your Reserve Value, so carefully consider this before deciding to take an Unscheduled Payment.


If the Unscheduled Payment is taken during the first seven Rider Years an Unscheduled Payment charge is assessed on the amount of the Unscheduled Payment that exceeds the 10% free amount per Rider Year. Unscheduled Payments of up to 10% of the then current Reserve Value may be taken each Rider Year without charge, as long as the then current Reserve Value is greater than zero. The Unscheduled Payment charge is assessed against Unscheduled Payments in excess of 10% of the then current Reserve Value in a Rider Year. Unscheduled Payments that do not exceed on a cumulative basis more than 10% of the then current Reserve Value each year are not subject to an Unscheduled Payment charge. If an Unscheduled Payment is subject to an Unscheduled Payment charge the charge will be deducted from the Unscheduled Payment so that you will receive less than the amount requested. If the Annuitant or Secondary Life is diagnosed with a terminal illness or confined to an extended care facility after the first Rider Year, then no Unscheduled Payment charges are assessed on any Unscheduled Payment. The Unscheduled Payment charge is also waived upon payment of a Death Benefit as described below. See Charges and Other Deductions - Charges for Lincoln SmartIncomeSM Inflation for a schedule of Unscheduled Payment charges.


The following example demonstrates the Unscheduled Payment charge for an Unscheduled Payment taken in the third Rider Year and the impact to Scheduled Payments and the Guaranteed Minimum Scheduled Payment:

Guaranteed Minimum Scheduled Payment for calendar year 2013...............................  $    4,800
Annual Scheduled Payment for calendar year 2013 paid 1/1/2013.............................  $    5,000
Reserve Value 1/1/2013 before Scheduled Payment...........................................  $  515,000
Reserve Value 1/2/2013 after Scheduled Payment ($515,000 - $5,000) .                        $  510,000
Unscheduled Payment charge percent........................................................           7%
Then current Reserve Value before Unscheduled Payment on 1/15/2013........................  $  510,000
Free amount on 1/15/2013 (10% x $510,000) .                                                 $   51,000
Unscheduled Payment 1/15/2013.............................................................  $   10,000
[since Unscheduled Payment is within the 10% free amount ($10,000 < = $51,000) there is no Unscheduled Payment
 charge]..................................................................................
Reserve Value 1/15/2013 after Unscheduled Payment ($510,000 - $10,000) .                    $  500,000
Proportional reduction percentage due to Unscheduled Payment ($10,000/$510,000) .              1.96078%
Scheduled Payment after proportional reduction for Unscheduled Payment [$5,000 - ($5,000    $    4,902
  x .0196078)] .
Guaranteed Scheduled Payment after proportional reduction [$4,800 - ($4,800 x .0196078)] .  $    4,706
Then current Reserve Value 2/1/2013 before second Unscheduled Payment.....................  $  500,000
2nd Unscheduled Payment 2/1/2013..........................................................  $   75,000
Free amount on 2/1/2013 (10% x $500,000) .                                                  $   50,000
Remaining free amount ($50,000 - $10,000 prior Unscheduled Payment) .                       $   40,000
Unscheduled Payment charge [($75,000 - $40,000) x .07] .                                    $    2,450
Unscheduled Payment paid (minus Unscheduled Payment charge ($75,000 - $2,450) .             $   72,550
Proportional reduction percentage due to Unscheduled Payment ($75,000/$500,000) .                   15%
Scheduled Payment after proportional reduction for Unscheduled Payment [$5,000 - ($5,000    $    4,250
  x .15)] .
Guaranteed Minimum Scheduled Payment after proportional reduction for Unscheduled Payment
[$4,800 - ($4,800 x
 .15)]....................................................................................  $    4,000
Reserve Value after 2/2/2013 Unscheduled Payment and Unscheduled Payment charge ($500,000   $  425,000
  - $75,000) .


If the deduction for an Unscheduled Payment, including any related Unscheduled Payment charge and premium taxes, reduces the Reserve Value to zero, Lincoln SmartIncomeSM Inflation will terminate.


Death of Contractowner, Annuitant or Secondary Life. On or after the Annuity Commencement Date, upon the death of the Contractowner, Annuitant or the Secondary Life a Death Benefit will be paid if there is a Reserve Value. The Death Benefit will be determined as of the date due proof of death is received by us. See Annuity Options-General Information.

The Death Benefit paid under Lincoln SmartIncomeSM Inflation will be the greater of:


     a. the current Reserve Value as of the date due proof of death is received by us; or

     b. the initial Reserve Value, less all Scheduled and Unscheduled Payments, less any Unscheduled Payment charges.


Following is an example of the calculation of a Death Benefit upon the death of the Contractowner demonstrating the impact of a negative hypothetical CPI factor:






7/15/2012 Initial Reserve Value......................................  $100,000
1/10/2013 Reserve Value is adjusted due to negative CPI Value of -.10
 ($100,000 x .10 = $10,000 Adjustment)
 ($100,000 - $10,000 = $90,000 Reserve Value) .                        $ 90,000
2/1/2013 Scheduled Payment of $45,000 reduces the Reserve Value
 Reserve Value is reduced by the amount of the Scheduled Payment
 ($90,000 - $45,000 = $45,000) .                                       $ 45,000
8/6/2013 Death of a Contractowner
 Death Benefit is greater of
  a) current Reserve Value ($45,000); or
  b) initial Reserve Value minus Scheduled Payment
   ($100,000 - $45,000 = $55,000) .
8/5/2013 Death Benefit paid..........................................  $ 55,000

If any Contractowner (who is not the Annuitant) dies while Lincoln SmartIncomeSM Inflation is in force, the holder of the rights of ownership (i.e. the Beneficiary or successor owner) pursuant to the terms of the underlying contract may:

     1. Terminate the contract and receive the Death Benefit, if any, in a lump-sum; or

   2. Continue the contract in force and receive Scheduled Payments and Unscheduled Payments less any Unscheduled Payment charge until the later of (i) the Reserve Value being reduced to zero, or (ii) the death(s) of the Annuitant and any Secondary Life.

If the Annuitant dies (whether or not the Annuitant is an owner) while Lincoln SmartIncomeSM Inflation is in force, the holder of the rights of ownership pursuant to the terms of the underlying contract may:

     1. Terminate the contract and receive the Death Benefit, if any, in a lump-sum; or

   2. Continue the contract in force and receive Scheduled Payments and Unscheduled Payments less any Unscheduled Payment charge until the later of (i) the Reserve Value being reduced to zero (this may result in a reduced final Scheduled Payment where the Reserve Value is less than the Scheduled Payment to reduce the Reserve Value to zero), or (ii) the death of any Secondary Life.

If the Secondary Life (who is not an owner) dies while Lincoln SmartIncomeSM Inflation is in force the holder of the rights of ownership pursuant to the terms of the underlying contract, may:

     1. Terminate the contract and receive the Death Benefit, if any in a lump-sum; or

   2. Continue the contract in force and receive Scheduled Payments and Unscheduled Payments, less Unscheduled Payment charge until the later of
     (i) the Reserve Value being reduced to zero (this may result in a reduced final Scheduled Payment where the Reserve Value is less than the Scheduled Payment to reduce the Reserve Value to zero), or (ii) the death of the Annuitant.

Once you elect Lincoln SmartIncomeSM Inflation, any prior Death Benefit elections will terminate (other than any Death Benefit in effect under i4LIFE (Reg. TM) Advantage) and the Lincoln SmartIncomeSM Inflation Death Benefit will be in effect. If you have elected i4LIFE (Reg. TM) Advantage, the i4LIFE (Reg.
TM) Advantage Death Benefit will be in effect only on the portion of the Contract Value invested in i4LIFE (Reg. TM) Advantage.

If we were not notified of a death and we continue to make Scheduled or Unscheduled Payments after the date that Lincoln SmartIncomeSM Inflation should have been terminated, any such payments made are recoverable by us. The Contractowner(s) or the holder of the rights of ownership will be liable to the Company for the amount of such payments made.

Termination. You may terminate Lincoln SmartIncomeSM Inflation by taking an Unscheduled Payment that results in the Reserve Value being reduced to zero due to the deduction of the Unscheduled Payment and any related Unscheduled Payment charge and any premium taxes. Upon termination of the rider due to the deduction of an Unscheduled Payment, and any related Unscheduled Payment charge and any premium taxes, there will be no further Scheduled Payments made or received under the rider.


If the Reserve Value is reduced to zero and the sum of the Scheduled and Unscheduled Payments made, plus all Unscheduled Payment charges incurred, is less than the initial Reserve Value, we will pay the holder of the rights of ownership, the difference. The payment of the difference between the initial Reserve Value and the sum of all Scheduled and Unscheduled Payments made, plus charges incurred may occur under circumstances where changes in the CPI have been negative, thus resulting in a lowered Reserve Value.

The following example shows how negative changes to the CPI result in a payment of the difference between the initial Reserve Value and the sum of all Scheduled and Unscheduled Payments made plus incurred charges:





7/15/2012 Initial Reserve Value...........................................................  $100,000
1/10/2013 Reserve Value is adjusted due to negative CPI Value of -.10
 ($100,000 x .10 = $10,000 Adjustment)
 ($100,000 - $10,000 = $90,000 Reserve Value) .                                             $ 90,000
2/1/2013 Scheduled Payment of $45,000 reduces the Reserve Value
 Reserve Value is reduced by the amount of the Scheduled Payment ($90,000 - $45,000 =       $ 45,000
  $45,000) .
8/6/2013 Unscheduled Payment..............................................................  $ 45,000
Reserve Value.............................................................................  $      0
Reserve Value is reduced to zero which results in termination of the rider
 Initial Reserve Value is greater than payments received
 [$100,000 > ($45,000 + $45,000) = $90,000] .
Final payment made to holder of rights of ownership.......................................  $ 10,000

General Information


Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Home Office. You must give us at least 30 days notice before the date on which you want payouts to begin. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.

Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant's death (or surviving Annuitant's death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:

 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.


Variable Annuity Payouts


Variable Annuity Payouts will be determined using:
 o The Contract Value on the Annuity Commencement Date, less applicable premium taxes;

 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then


2. Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and

3. Calculate the value of the Annuity Units each period thereafter.

Annuity Payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore; please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.



Fixed Side of the Contract


Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.


In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Contracts issued in certain states or those contracts issued prior to June 2, 2003 may guarantee a higher minimum rate of interest. Refer to your contract for the specific guaranteed minimum interest rate applicable to your contract. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the Guaranteed Period is subject to the Interest Adjustment (see Interest Adjustment and Charges and Other Deductions). This may reduce your value upon surrender, withdrawal or transfer, but will not reduce the amount below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed account. Refer to Transfers before the Annuity Commencement Date and Transfers after the Annuity Commencement Date for additional transfer restrictions from the fixed account.

ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.


Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. Please contact your registered representative for further information.



Guaranteed Periods

The fixed account is divided into separate Guaranteed Periods, which credit guaranteed interest.


You may allocate Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Purchase Payment allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Interest Adjustment. Each Guaranteed Period Purchase Payment will be treated separately for purposes of determining any applicable Interest Adjustment. You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:

 o fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
 o the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.


Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Any amount withdrawn from the fixed account may be subject to any applicable surrender charges, account fees and premium taxes.

We will notify the Contractowner in writing at least 30 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different fixed account or to a variable Subaccount from among those being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.



Interest Adjustment


Any surrender, withdrawal or transfer of a Guaranteed Period amount before the end of the Guaranteed Period (other than dollar cost averaging, cross-reinvestment, Maximum Annual Withdrawals under Lincoln SmartSecurity (Reg. TM) Advantage or Regular Income Payments under i4LIFE (Reg. TM) Advantage) will be subject to the Interest Adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the Guaranteed Period will not be subject to the Interest Adjustment. The Interest Adjustment will be applied to the amount being surrendered, withdrawn or transferred. The Interest Adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of Contract Value from a fixed account will be increased or decreased by an Interest Adjustment, unless the transfer, withdrawal or surrender is effective:

 o during the free look period (See Return Privilege).
 o on the expiration date of a Guaranteed Period.

 o as a result of the death of the Contractowner or Annuitant.
 o subsequent to the diagnosis of a terminal illness of the Contractowner. Diagnosis of the terminal illness must be after the effective date of the contract and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner.
 o subsequent to the admittance of the Contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the effective date of the contract and continue for 90 consecutive days prior to the surrender or withdrawal.
 o subsequent to the permanent and total disability of the Contractowner if such disability begins after the effective date of the contract and prior to the 65th birthday of the Contractowner.

 o upon annuitization of the contract.

These provisions may not be applicable to your contract or available in your state. Please check with your investment representative regarding the availability of these provisions.

In general, the Interest Adjustment reflects the relationship between the yield rate in effect at the time a Purchase Payment is allocated to a Guaranteed Period under the contract and the yield rate in effect at the time of the Purchase Payment's surrender, withdrawal or transfer. It also reflects the time remaining in the Guaranteed Period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the Purchase Payment was allocated, then the application of the Interest Adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the Purchase Payment, then the application of the Interest Adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.



The Interest Adjustment is calculated by multiplying the transaction amount by:



    (1+A)n
------------
             -1
  (1+B +K)n

where:

   A = yield rate for a U.S. Treasury security with time to maturity equal to the Guaranteed Period, determined at the beginning of the Guaranteed Period.

   B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the Guaranteed Period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.

   K = a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no Interest Adjustment.


     n = the number of years remaining in the Guaranteed Period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)


     Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the Interest Adjustment.


Small Contract Surrenders

We may surrender your contract, in accordance with the laws of your state if:

 o your Contract Value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
 o no Purchase Payments have been received for two (2) full, consecutive Contract Years; and

 o the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month (these requirements may differ in some states).


At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit riders.



Delay of Payments

Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or

 o when the SEC so orders to protect Contractowners.

If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.



Reinvestment Privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.


This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.



Amendment of Contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).



Distribution of the Contracts

Lincoln Financial Distributors, Inc. ("LFD") serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively "LFN"), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us ("Selling Firms"). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer "non-cash compensation", as defined under FINRA's rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.

Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 6.50% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 6.50% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.


Lincoln Life also pays for the operating and other expenses of LFN, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its sales representatives a portion of the commissions received for their sales of contracts. LFN sales representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN sales representatives and/or their managers qualify for such benefits. LFN sales representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.


Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 6.50% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 6.50% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.

LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.


Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.


These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2012 is contained in the SAI.


Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. A marketing expense allowance is paid to American Funds Distributors (AFD) in consideration of the marketing assistance AFD provides to LFD. This allowance, which ranges from 0.10% to 0.16% is based on the amount of purchase payments initially allocated to the American Funds Insurance Series underlying the variable annuity. Commissions and other incentives or payments described above are not charged directly to contract owners or the Separate Account. All compensation is paid from our resources, which include fees and charges imposed on your contract.


Contractowner Questions

The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.



Federal Tax Matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("Code"), Treasury Regulations and applicable IRS guidance to your individual situation.


Nonqualified Annuities

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.


Tax Deferral On Earnings


Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:

 o An individual must own the contract (or the Code must treat the contract as owned by an individual).

 o The investments of the VAA must be "adequately diversified" in accordance with Treasury regulations.

 o Your right to choose particular investments for a contract must be limited.

 o The Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts Not Owned By An Individual


If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the Purchase Payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, Bonus Credits and Persistency Credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:

 o Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;

 o Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;

 o Contracts acquired by an estate of a decedent;
 o Certain qualified contracts;
 o Contracts purchased by employers upon the termination of certain qualified plans; and
 o Certain contracts used in connection with structured settlement agreements.


Investments In The VAA Must Be Diversified


For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered "adequately diversified."



Restrictions


The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, Bonus Credits, Persistency Credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code, you as the owner of the assets of the VAA.



Loss Of Interest Deduction


After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner's spouse at the time first covered by the contract.



Age At Which Annuity Payouts Begin


The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract's Purchase Payments, Bonus Credits, Persistency Credits and earnings. If Annuity Payouts under the contract begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the contract will not be treated as an annuity for purposes of the Code. In that event, you would be currently taxed on the excess of the Contract Value over the Purchase Payments of the contract.



Tax Treatment Of Payments


We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.



Taxation Of Withdrawals And Surrenders


You will pay tax on withdrawals to the extent your Contract Value exceeds your Purchase Payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your Purchase Payments. In certain circumstances, your Purchase Payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax adviser.



Taxation Of Annuity Payouts, Including Regular Income Payments


The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your Purchase Payments in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the Purchase Payment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant's death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE (Reg. TM) Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.



Taxation Of Death Benefits


We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.


Death prior to the Annuity Commencement Date:

 o If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
 o If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.


Death after the Annuity Commencement Date:

 o If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
 o If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the Purchase Payments not yet distributed from the contract. All Annuity Payouts in excess of the Purchase Payments not previously received are includible in income.
 o If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.



Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts


The Code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:

 o you receive on or after you reach 591/2,
 o you receive because you became disabled (as defined in the Code),
 o you receive from an immediate annuity,

 o a Beneficiary receives on or after your death, or

 o you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).


Unearned Income Medicare Contribution


Congress enacted the "Unearned Income Medicare Contribution" as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's "unearned income", or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. The tax is effective for tax years after December 31, 2012. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code "D" in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.



Special Rules If You Own More Than One Annuity Contract


In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the penalty tax described previously.

Loans and Assignments


Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.



Gifting A Contract


If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your Contract's Value, you will pay tax on your Contract Value to the extent it exceeds your Purchase Payments not previously received. The new owner's Purchase Payments in the contract would then be increased to reflect the amount included in income.



Charges for Additional Benefits


Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.



Qualified Retirement Plans


We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax adviser.



Types of Qualified Contracts and Terms of Contracts


Qualified retirement plans may include the following:

 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)

 o 401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)

 o 403(a) plans (qualified annuity plans)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)



Discontinuance of Use with Qualified Retirement Plans

Beginning September 24, 2007, our individual variable annuity products are no longer available for purchase under a 403(b) plan. Beginning July 31, 2008, we do not accept additional premiums or transfers to existing 403(b) contracts. We require confirmation from your 403(b) plan sponsor that surrenders, loans or transfers you request comply with applicable tax requirements and decline requests that are not in compliance. We will defer processing payments you request until all information required under the Code has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, your contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

Beginning January 1, 2012, our individual variable annuity products are no longer available for use in connection with all other qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA and Roth IRA arrangements.

We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code's requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.



Tax Treatment of Qualified Contracts


The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:

 o Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified retirement plan and the participant's specific circumstances (e.g., the participant's compensation).
 o Minimum annual distributions are required under some qualified retirement plans once you reach age 701/2 or retire, if later as described below.
 o Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.

Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.



Tax Treatment of Payments


The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include Purchase Payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for Purchase Payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.




Required Minimum Distributions


Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70 1/2 or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70 1/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.


Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced death benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of Purchase Payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.


Federal Penalty Tax on Early Distributions from Qualified Retirement Plans

The Code may impose a 10% penalty tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% penalty tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
 o Distribution received on or after the Annuitant reaches 591/2
 o Distribution received on or after the Annuitant's death or because of the Annuitant's disability (as defined in the Code)
 o Distribution received as a series of substantially equal periodic payments based on the Annuitant's life (or life expectancy), or
 o Distribution received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.



Unearned Income Medicare Contribution


Congress enacted the "Unearned Income Medicare Contribution" as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's "unearned income", or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. The tax is effective for tax years after December 31, 2012. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.

Transfers and Direct Rollovers

As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.


Death Benefit and IRAs


Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.



Federal Income Tax Withholding


We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.


Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.


Our Tax Status

Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.


Changes in the Law

The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Additional Information

Voting Rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.

Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a "quorum"), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each Contractowner provide their voting instructions to us. Even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, subject to fair representation requirements, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account - Fund Shares.



Return Privilege


Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to The Lincoln National Life Insurance Company at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. No surrender charges or Interest Adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.



For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the Purchase Payment(s) or Contract Value as of the Valuation Date we receive the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.



State Regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.


Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home Office, at least semi-annually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.


Other Information

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.


Legal Proceedings

In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period.

Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N


Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment
Calculations
Determination of Accumulation and Annuity Unit
Value
Capital Markets
Advertising & Ratings
Additional Services
Other Information
Financial Statements

For a free copy of the SAI complete the form below.











                Statement of Additional Information Request Card
                            Lincoln ChoicePlus IISM
                    Lincoln Life Variable Annuity Account N










   .
Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln ChoicePlus IISM.


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Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.

                      (This page intentionally left blank)

Appendix A - Condensed Financial Information

Accumulation Unit Values

The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.





                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
ABVPSF Global Thematic Growth
2003  .       7.369    10.423         3          7.374    10.435         5          7.379    10.447
2004  .      10.423    10.774         4         10.435    10.791         6         10.447    10.810
2005  .      10.774    10.984         4         10.791    11.007         3         10.810    11.032
2006  .      10.984    11.710         4         11.007    11.740         3         11.032    11.773
2007  .      11.710    13.810         7         11.740    13.854         3         11.773    13.898
2008  .      13.810     7.136         3         13.854     7.162         3         13.898     7.189
2009  .       7.136    10.750         2          7.162    10.794         3          7.189    10.839
2010  .      10.750    12.539         1*        10.794    12.597         3         10.839    12.656
2011  .      12.539     9.446         2         12.597     9.495         3         12.656     9.544
2012  .       9.446    10.522         2          9.495    10.581         3          9.544    10.642
---------    ------    ------         -         ------    ------         -         ------    ------
ABVPSF Growth and Income
2003  .       8.655    11.254        91          7.918    10.300        39          8.667    11.281
2004  .      11.254    12.312        83         10.300    11.274        48         11.281    12.354
2005  .      12.312    12.667        77         11.274    11.605        47         12.354    12.723
2006  .      12.667    14.576        72         11.605    13.361        42         12.723    14.655
2007  .      14.576    15.035        59         13.361    13.788        38         14.655    15.130
2008  .      15.035     8.770        51         13.788     8.047        29         15.130     8.835
2009  .       8.770    10.382        36          8.047     9.531        26          8.835    10.469
2010  .      10.382    11.520        26          9.531    10.580        20         10.469    11.628
2011  .      11.520    12.019        21         10.580    11.044        14         11.628    12.144
2012  .      12.019    13.861        18         11.044    12.743         8         12.144    14.019
---------    ------    ------        --         ------    ------        --         ------    ------
ABVPSF International Value
2006  .      11.399    11.842         3         11.780    11.846         1*         N/A        N/A
2007  .      11.842    12.297         3         11.846    12.309        14          N/A        N/A
2008  .      12.297     5.651         4         12.309     5.659        10          N/A        N/A
2009  .       5.651     7.468         3          5.659     7.482         1*         7.530     7.496
2010  .       7.468     7.662         3          7.482     7.680         1*         N/A        N/A
2011  .       7.662     6.071         3          7.680     6.089         1*         N/A        N/A
2012  .       6.071     6.820         3          6.089     6.843         1*         N/A        N/A
---------    ------    ------        --         ------    ------        --         ------    ------
ABVPSF Large Cap Growth
2003  .       8.130     9.866        25          7.492     9.096        11          8.142     9.891
2004  .       9.866    10.514        24          9.096     9.698        18          9.891    10.551
2005  .      10.514    11.878        23          9.698    10.961        18         10.551    11.931
2006  .      11.878    11.608        22         10.961    10.718        15         11.931    11.672
2007  .      11.608    12.973        19         10.718    11.984        11         11.672    13.057
2008  .      12.973     7.679        16         11.984     7.097        10         13.057     7.737
2009  .       7.679    10.356        12          7.097     9.576         9          7.737    10.444
2010  .      10.356    11.188        10          9.576    10.351        10         10.444    11.295
2011  .      11.188    10.645        10         10.351     9.853         4         11.295    10.757
2012  .      10.645    12.160         9          9.853    11.260         1*        10.757    12.300
---------    ------    ------        --         ------    ------        --         ------    ------
ABVPSF Small/Mid Cap Value
2003  .      10.937    15.158        15         10.943    15.174        11         10.950    15.191
2004  .      15.158    17.754        13         15.174    17.781        21         15.191    17.811
2005  .      17.754    18.621        15         17.781    18.659        19         17.811    18.700
2006  .      18.621    20.918        14         18.659    20.971        15         18.700    21.027
2007  .      20.918    20.890        11         20.971    20.954        14         21.027    21.020
2008  .      20.890    13.203        10         20.954    13.250        14         21.020    13.298
2009  .      13.203    18.526         9         13.250    18.601        14         13.298    18.679
2010  .      18.526    23.069         9         18.601    23.174        18         18.679    23.282
2011  .      23.069    20.734         9         23.174    20.839        14         23.282    20.947
2012  .      20.734    24.162         5         20.839    24.297        11         20.947    24.435
---------    ------    ------        --         ------    ------        --         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
ABVPSF Global Thematic Growth
2003  .         10          2.936     4.163        111        10.970    13.012        11
2004  .          7          4.163     4.314        143        13.012    13.497        23
2005  .          6          4.314     4.410        125        13.497    13.809        19
2006  .          5          4.410     4.713         75        13.809    14.773        19
2007  .          4          4.713     5.572         79        14.773    17.483        18
2008  .          1*         5.572     2.887         74        17.483     9.066        21
2009  .          1*         2.887     4.359         74         9.066    13.704        15
2010  .          1*         4.359     5.097         49        13.704    16.041        14
2011  .          1*         5.097     3.850         39        16.041    12.127        12
2012  .          1*         3.850     4.299         36        12.127    13.556        12
---------       --          -----     -----        ---        ------    ------        --
ABVPSF Growth and Income
2003  .        159          9.451    12.320        872        10.654    12.033       140
2004  .        109         12.320    13.512      1,095        12.033    13.210       296
2005  .         96         13.512    13.936      1,070        13.210    13.639       286
2006  .         79         13.936    16.076        950        13.639    15.749       287
2007  .         65         16.076    16.624        813        15.749    16.302       272
2008  .         52         16.624     9.722        687        16.302     9.543       247
2009  .         47          9.722    11.537        474         9.543    11.336       194
2010  .         36         11.537    12.833        368        11.336    12.622       164
2011  .         27         12.833    13.423        293        12.622    13.215       111
2012  .         28         13.423    15.519        249        13.215    15.294        82
---------      ---         ------    ------      -----        ------    ------       ---
ABVPSF International Value
2006  .        N/A         10.256    11.861         37        10.497    11.868        10
2007  .        N/A         11.861    12.348        122        11.868    12.367        20
2008  .        N/A         12.348     5.688        116        12.367     5.703        15
2009  .          4          5.688     7.537         76         5.703     7.563        10
2010  .        N/A          7.537     7.751         65         7.563     7.786         9
2011  .        N/A          7.751     6.158         55         7.786     6.192         8
2012  .        N/A          6.158     6.934         37         6.192     6.979         4
---------      ---         ------    ------      -----        ------    ------       ---
ABVPSF Large Cap Growth
2003  .         30          4.966     6.042        457        10.400    11.512        60
2004  .         27          6.042     6.455        540        11.512    12.312       118
2005  .         24          6.455     7.310        536        12.312    13.957       112
2006  .         22          7.310     7.162        444        13.957    13.688       107
2007  .         18          7.162     8.024        441        13.688    15.351        97
2008  .          9          8.024     4.762        344        15.351     9.119        72
2009  .          9          4.762     6.438        279         9.119    12.341        46
2010  .          7          6.438     6.973        214        12.341    13.379        30
2011  .          5          6.973     6.651        168        13.379    12.774        23
2012  .          4          6.651     7.616        142        12.774    14.654        21
---------      ---         ------    ------      -----        ------    ------       ---
ABVPSF Small/Mid Cap Value
2003  .         50         10.971    15.243        198        10.878    13.147        23
2004  .         54         15.243    17.898        221        13.147    15.452        55
2005  .         27         17.898    18.820        227        15.452    16.264        43
2006  .         21         18.820    21.194        210        16.264    18.334        37
2007  .         22         21.194    21.219        205        18.334    18.374        41
2008  .         16         21.219    13.444        165        18.374    11.653        39
2009  .         15         13.444    18.912        125        11.653    16.409        29
2010  .         12         18.912    23.608        110        16.409    20.504        30
2011  .          6         23.608    21.273        100        20.504    18.494        22
2012  .          6         21.273    24.851         66        18.494    21.627        20
---------      ---         ------    ------      -----        ------    ------       ---

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
American Century VP Inflation Protection
2004  .       9.905    10.404         2         10.000    10.407         1*        10.042    10.410
2005  .      10.404    10.393         8         10.407    10.402        12         10.410    10.410
2006  .      10.393    10.384        11         10.402    10.398        12         10.410    10.411
2007  .      10.384    11.185         6         10.398    11.206        10         10.411    11.226
2008  .      11.185    10.826        25         11.206    10.851        14         11.226    10.876
2009  .      10.826    11.740        16         10.851    11.772        14         10.876    11.806
2010  .      11.740    12.136        14         11.772    12.176         9         11.806    12.217
2011  .      12.136    13.340        14         12.176    13.390         8         12.217    13.442
2012  .      13.340    14.091        13         13.390    14.151        10         13.442    14.212
---------    ------    ------        --         ------    ------        --         ------    ------
American Funds Global Growth
2004  .       N/A        N/A        N/A         10.000    11.269        20          N/A        N/A
2005  .      11.266    12.641         2         11.269    12.652        27         11.273    12.662
2006  .      12.641    14.975         5         12.652    14.994        28         12.662    15.014
2007  .      14.975    16.917         9         14.994    16.947        39         15.014    16.978
2008  .      16.917    10.252         7         16.947    10.275        31         16.978    10.299
2009  .      10.252    14.350         7         10.275    14.390        21         10.299    14.431
2010  .      14.350    15.773         5         14.390    15.825        18         14.431    15.878
2011  .      15.773    14.136         5         15.825    14.190        15         15.878    14.244
2012  .      14.136    17.043         3         14.190    17.116         9         14.244    17.190
---------    ------    ------       ---         ------    ------        --         ------    ------
American Funds Global Small Capitalization
2003  .       9.954    15.032        29          8.870    13.402        28          9.969    15.071
2004  .      15.032    17.874        33         13.402    15.943        43         15.071    17.937
2005  .      17.874    22.039        37         15.943    19.668        43         17.937    22.139
2006  .      22.039    26.893        32         19.668    24.011        44         22.139    27.042
2007  .      26.893    32.121        26         24.011    28.694        47         27.042    32.332
2008  .      32.121    14.685        19         28.694    13.124        41         32.332    14.796
2009  .      14.685    23.298        21         13.124    20.833        34         14.796    23.498
2010  .      23.298    28.054        11         20.833    25.098        30         23.498    28.323
2011  .      28.054    22.312        10         25.098    19.971        27         28.323    22.548
2012  .      22.312    25.936         9         19.971    23.227        22         22.548    26.237
---------    ------    ------       ---         ------    ------        --         ------    ------
American Funds Growth
2003  .       9.151    12.314       224          8.044    10.830       307          9.164    12.344
2004  .      12.314    13.627       233         10.830    11.990       443         12.344    13.673
2005  .      13.627    15.574       265         11.990    13.711       467         13.673    15.643
2006  .      15.574    16.884       230         13.711    14.872       460         15.643    16.976
2007  .      16.884    18.659       203         14.872    16.443       423         16.976    18.779
2008  .      18.659    10.283       167         16.443     9.066       394         18.779    10.360
2009  .      10.283    14.101       167          9.066    12.439       364         10.360    14.221
2010  .      14.101    16.462       132         12.439    14.529       317         14.221    16.618
2011  .      16.462    15.500       119         14.529    13.686       257         16.618    15.662
2012  .      15.500    17.974        95         13.686    15.879       165         15.662    18.180
---------    ------    ------       ---         ------    ------       ---         ------    ------
American Funds Growth-Income
2003  .       9.088    11.838       365          8.466    11.033       385          9.101    11.867
2004  .      11.838    12.852       372         11.033    11.984       581         11.867    12.897
2005  .      12.852    13.379       378         11.984    12.482       604         12.897    13.439
2006  .      13.379    15.161       327         12.482    14.151       577         13.439    15.244
2007  .      15.161    15.665       285         14.151    14.629       524         15.244    15.767
2008  .      15.665     9.576       236         14.629     8.948       486         15.767     9.648
2009  .       9.576    12.362       212          8.948    11.557       439          9.648    12.468
2010  .      12.362    13.550       167         11.557    12.673       349         12.468    13.679
2011  .      13.550    13.084       147         12.673    12.243       290         13.679    13.222
2012  .      13.084    15.120       124         12.243    14.156       185         13.222    15.295
---------    ------    ------       ---         ------    ------       ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
American Century VP Inflation Protection
2004  .          7         10.000    10.420        121         9.910   10.426          17
2005  .         87         10.420    10.435        255        10.426   10.452          91
2006  .        109         10.435    10.452        270        10.452   10.479          88
2007  .        107         10.452    11.287        234        10.479   11.328          81
2008  .         31         11.287    10.952        357        11.328   11.002         117
2009  .         44         10.952    11.905        399        11.002   11.972         101
2010  .         36         11.905    12.338        328        11.972   12.420          95
2011  .         41         12.338    13.596        276        12.420   13.699          99
2012  .         40         13.596    14.397        242        13.699   14.521          81
---------      ---         ------    ------        ---        ------   ------         ---
American Funds Global Growth
2004  .        N/A         10.221    11.283         52        10.131   11.290          41
2005  .          3         11.283    12.692        125        11.290   12.713         123
2006  .          6         12.692    15.072        223        12.713   15.112         132
2007  .          9         15.072    17.070        242        15.112   17.131         106
2008  .          6         17.070    10.370        236        17.131   10.418          93
2009  .          2         10.370    14.553        221        10.418   14.634          80
2010  .          3         14.553    16.036        176        14.634   16.142          66
2011  .          1*        16.036    14.408        147        16.142   14.518          62
2012  .          1*        14.408    17.413        121        14.518   17.563          47
---------      ---         ------    ------        ---        ------   ------         ---
American Funds Global Small Capitalization
2003  .         55          4.746     7.186        421        11.382   14.156          41
2004  .         54          7.186     8.566      1,110        14.156   16.891         123
2005  .         30          8.566    10.588      1,257        16.891   20.900         162
2006  .         31         10.588    12.952      1,225        20.900   25.593         160
2007  .         25         12.952    15.509      1,133        25.593   30.675         140
2008  .         24         15.509     7.108        963        30.675   14.073         119
2009  .         20          7.108    11.306        848        14.073   22.406         111
2010  .         16         11.306    13.647        694        22.406   27.074          94
2011  .         10         13.647    10.881        521        27.074   21.608          67
2012  .         10         10.881    12.680        428        21.608   25.206          54
---------      ---         ------    ------      -----        ------   ------         ---
American Funds Growth
2003  .        311          5.826     7.860      5,111        10.694   12.337         441
2004  .        297          7.860     8.720      7,627        12.337   13.700       1,530
2005  .        256          8.720     9.991      7,686        13.700   15.712       1,627
2006  .        247          9.991    10.858      7,419        15.712   17.094       1,571
2007  .        236         10.858    12.029      6,813        17.094   18.957       1,389
2008  .        193         12.029     6.646      5,899        18.957   10.484       1,194
2009  .        157          6.646     9.137      5,078        10.484   14.427       1,048
2010  .        120          9.137    10.693      3,998        14.427   16.901         884
2011  .         80         10.693    10.093      3,236        16.901   15.969         641
2012  .         72         10.093    11.734      2,686        15.969   18.583         545
---------      ---         ------    ------      -----        ------   ------       -----
American Funds Growth-Income
2003  .        526          9.185    11.994      4,400        10.817   12.312         751
2004  .        546         11.994    13.055      6,929        12.312   13.413       2,255
2005  .        498         13.055    13.624      6,890        13.413   14.012       2,484
2006  .        455         13.624    15.477      6,695        14.012   15.934       2,323
2007  .        428         15.477    16.031      5,983        15.934   16.521       2,115
2008  .        375         16.031     9.825      5,045        16.521   10.136       1,799
2009  .        297          9.825    12.715      4,330        10.136   13.130       1,555
2010  .        242         12.715    13.971      3,466        13.130   14.442       1,317
2011  .        189         13.971    13.525      2,857        14.442   13.994         985
2012  .        169         13.525    15.668      2,402        13.994   16.228         852
---------      ---         ------    ------      -----        ------   ------       -----

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds International
2003  .       9.080   12.045         97          8.568   11.371         82          9.094   12.075
2004  .      12.045   14.136         86         11.371   13.353        125         12.075   14.186
2005  .      14.136   16.895        102         13.353   15.966        129         14.186   16.972
2006  .      16.895   19.773         87         15.966   18.695        131         16.972   19.882
2007  .      19.773   23.344         76         18.695   22.082        125         19.882   23.496
2008  .      23.344   13.289         65         22.082   12.577        109         23.496   13.389
2009  .      13.289   18.702         59         12.577   17.709        102         13.389   18.862
2010  .      18.702   19.726         50         17.709   18.689         86         18.862   19.915
2011  .      19.726   16.694         47         18.689   15.823         78         19.915   16.870
2012  .      16.694   19.361         30         15.823   18.361         61         16.870   19.585
---------    ------   ------        ---         ------   ------        ---         ------   ------
BlackRock Global Allocation V.I.
2009  .      11.012   11.569          1*        11.260   11.573          6         11.334   11.576
2010  .      11.569   12.491          1*        11.573   12.501         13          N/A       N/A
2011  .      12.491   11.839          2         12.501   11.854         14         12.511   11.870
2012  .      11.839   12.806          2         11.854   12.829         10         11.870   12.852
---------    ------   ------        ---         ------   ------        ---         ------   ------
Delaware VIP Diversified Income
2004  .      10.207   10.872          2         10.000   10.875          3         10.080   10.878
2005  .      10.872   10.631          4         10.875   10.639         10         10.878   10.648
2006  .      10.631   11.248          9         10.639   11.263          8         10.648   11.277
2007  .      11.248   11.884          9         11.263   11.906         10         11.277   11.927
2008  .      11.884   11.117         13         11.906   11.143          9         11.927   11.168
2009  .      11.117   13.851         19         11.143   13.889         17         11.168   13.928
2010  .      13.851   14.696         26         13.889   14.744         13         13.928   14.793
2011  .      14.696   15.345         27         14.744   15.403         11         14.793   15.462
2012  .      15.345   16.131         18         15.403   16.201         12         15.462   16.271
---------    ------   ------        ---         ------   ------        ---         ------   ------
Delaware VIP Emerging Markets
2004  .       N/A       N/A         N/A         14.430   19.378          1*        10.243   13.572
2005  .      19.360   24.206          8         19.378   24.241          2         13.572   16.986
2006  .      24.206   30.194          8         24.241   30.253          7         16.986   21.209
2007  .      30.194   41.137          8         30.253   41.238          9         21.209   28.925
2008  .      41.137   19.550          9         41.238   19.608          8         28.925   13.760
2009  .      19.550   34.167          9         19.608   34.285          5         13.760   24.072
2010  .      34.167   39.728          8         34.285   39.886          3         24.072   28.019
2011  .      39.728   31.262          8         39.886   31.401          2         28.019   22.070
2012  .      31.262   35.112          5         31.401   35.287          2         22.070   24.813
---------    ------   ------        ---         ------   ------        ---         ------   ------
Delaware VIP High Yield
2003  .      10.307   13.039         51         10.315   13.055         42         10.322   13.071
2004  .      13.039   14.625         46         13.055   14.650         50         13.071   14.675
2005  .      14.625   14.866         46         14.650   14.899         48         14.675   14.932
2006  .      14.866   16.406         38         14.899   16.451         23         14.932   16.495
2007  .      16.406   16.549         24         16.451   16.602         23         16.495   16.655
2008  .      16.549   12.301         23         16.602   12.347         19         16.655   12.393
2009  .      12.301   17.987         27         12.347   18.063         19         12.393   18.139
2010  .      17.987   20.331         22         18.063   20.428         14         18.139   20.524
2011  .      20.331   20.465         21         20.428   20.572         11         20.524   20.679
2012  .      20.465   23.623         15         20.572   23.759         11         20.679   23.895
---------    ------   ------        ---         ------   ------        ---         ------   ------
Delaware VIP Limited-Term Diversified Income
2005  .       N/A       N/A         N/A          N/A       N/A         N/A          N/A       N/A
2006  .       N/A       N/A         N/A          N/A       N/A         N/A          N/A       N/A
2007  .       N/A       N/A         N/A          N/A       N/A         N/A         10.323   10.466
2008  .      10.188   10.202          9         10.341   10.270          3          N/A       N/A
2009  .       N/A       N/A         N/A         10.270   11.379         56         10.374   11.349
2010  .      11.298   11.590          4         11.379   11.680         55         11.349   11.655
2011  .      11.590   11.692          4         11.680   11.788         55         11.655   11.769
2012  .      11.692   11.791          4         11.788   11.894         56         11.769   11.880
---------    ------   ------        ---         ------   ------        ---         ------   ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds International
2003  .        196          4.541     6.038      1,896        10.748    13.219       108
2004  .        201          6.038     7.104      3,302        13.219    15.569       425
2005  .        117          7.104     8.512      3,720        15.569    18.673       478
2006  .        118          8.512     9.987      3,826        18.673    21.930       466
2007  .        117          9.987    11.820      3,591        21.930    25.981       450
2008  .         80         11.820     6.746      3,202        25.981    14.842       397
2009  .         63          6.746     9.517      2,715        14.842    20.961       349
2010  .         55          9.517    10.063      2,251        20.961    22.187       287
2011  .         41         10.063     8.538      1,722        22.187    18.842       211
2012  .         30          8.538     9.927      1,369        18.842    21.929       186
---------      ---         ------    ------      -----        ------    ------       ---
BlackRock Global Allocation V.I.
2009  .          4         10.119    11.587         82        10.091    11.594         7
2010  .        N/A         11.587    12.541        148        11.594    12.562        66
2011  .          1*        12.541    11.917        158        12.562    11.948        88
2012  .          1*        11.917    12.922        148        11.948    12.969        59
---------      ---         ------    ------      -----        ------    ------       ---
Delaware VIP Diversified Income
2004  .         18         10.000    10.888        204        10.041    10.895        63
2005  .         21         10.888    10.673        337        10.895    10.690       113
2006  .         68         10.673    11.321        459        10.690    11.351       131
2007  .         71         11.321    11.992        545        11.351    12.035       119
2008  .         48         11.992    11.246        572        12.035    11.298       137
2009  .         27         11.246    14.046        542        11.298    14.125       113
2010  .         25         14.046    14.940        446        14.125    15.039       110
2011  .         14         14.940    15.639        367        15.039    15.758        80
2012  .         13         15.639    16.482        334        15.758    16.624        37
---------      ---         ------    ------      -----        ------    ------       ---
Delaware VIP Emerging Markets
2004  .          4         10.103    13.584         32        10.271    13.592         4
2005  .         21         13.584    17.027        147        13.592    17.054        22
2006  .         23         17.027    21.293        153        17.054    21.347        29
2007  .         22         21.293    29.082        167        21.347    29.186        35
2008  .          8         29.082    13.856        164        29.186    13.919        22
2009  .          8         13.856    24.276        143        13.919    24.411        25
2010  .          7         24.276    28.298        128        24.411    28.484        19
2011  .          6         28.298    22.323         88        28.484    22.492        16
2012  .          6         22.323    25.136         64        22.492    25.352        13
---------      ---         ------    ------      -----        ------    ------       ---
Delaware VIP High Yield
2003  .         68         10.341    13.114        600        10.208    11.092       104
2004  .         71         13.114    14.746        752        11.092    12.484       292
2005  .         71         14.746    15.027        642        12.484    12.734       288
2006  .         49         15.027    16.625        582        12.734    14.103       243
2007  .         42         16.625    16.811        531        14.103    14.275       213
2008  .         28         16.811    12.528        400        14.275    10.649       183
2009  .         26         12.528    18.364        383        10.649    15.625       158
2010  .         24         18.364    20.809        334        15.625    17.723       130
2011  .         17         20.809    20.998        237        17.723    17.902        95
2012  .         16         20.998    24.300        205        17.902    20.737        83
---------      ---         ------    ------      -----        ------    ------       ---
Delaware VIP Limited-Term Diversified Income
2005  .        N/A          9.922     9.936         11        10.015     9.940         1*
2006  .        N/A          9.936    10.222         17         9.940    10.237         7
2007  .          1*        10.222    10.506         23        10.237    10.532         7
2008  .        N/A         10.506    10.293         74        10.532    10.329        13
2009  .         25         10.293    11.427        139        10.329    11.479        32
2010  .         28         11.427    11.752        215        11.479    11.817        31
2011  .         42         11.752    11.885        153        11.817    11.962        36
2012  .         34         11.885    12.016        120        11.962    12.106        34
---------      ---         ------    ------      -----        ------    ------       ---

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP REIT
2003  .      10.989    14.455        57         10.997    14.473        37         11.006    14.491
2004  .      14.455    18.639        48         14.473    18.671        55         14.491    18.704
2005  .      18.639    19.592        49         18.671    19.635        55         18.704    19.679
2006  .      19.592    25.500        41         19.635    25.569        52         19.679    25.640
2007  .      25.500    21.527        22         25.569    21.596        43         25.640    21.666
2008  .      21.527    13.702        19         21.596    13.753        39         21.666    13.805
2009  .      13.702    16.610        15         13.753    16.680        34         13.805    16.752
2010  .      16.610    20.686         8         16.680    20.784        30         16.752    20.883
2011  .      20.686    22.508         7         20.784    22.626        29         20.883    22.745
2012  .      22.508    25.817         7         22.626    25.965        11         22.745    26.115
---------    ------    ------        --         ------    ------        --         ------    ------
Delaware VIP Small Cap Value
2003  .      10.940    15.245        50         10.947    15.262        35         10.954    15.280
2004  .      15.245    18.169        49         15.262    18.199        46         15.280    18.229
2005  .      18.169    19.507        58         18.199    19.548        45         18.229    19.590
2006  .      19.507    22.235        49         19.548    22.294        44         19.590    22.353
2007  .      22.235    20.376        42         22.294    20.440        34         22.353    20.504
2008  .      20.376    14.016        32         20.440    14.067        24         20.504    14.118
2009  .      14.016    18.138        24         14.067    18.213        19         14.118    18.289
2010  .      18.138    23.535        20         18.213    23.645        18         18.289    23.755
2011  .      23.535    22.782        18         23.645    22.899        12         23.755    23.017
2012  .      22.782    25.464        16         22.899    25.608         8         23.017    25.753
---------    ------    ------        --         ------    ------        --         ------    ------
Delaware VIP Smid Cap Growth(6)
2003  .      10.058    13.335        39         10.064    13.351        37         10.070    13.365
2004  .      13.335    14.733        43         13.351    14.757        39         13.365    14.780
2005  .      14.733    15.305        31         14.757    15.338        32         14.780    15.370
2006  .      15.305    16.159        28         15.338    16.202        31         15.370    16.244
2007  .      16.159    17.557        23         16.202    17.613        25         16.244    17.666
2008  .      17.557     9.177        18         17.613     9.211        18         17.666     9.243
2009  .       9.177    13.935        13          9.211    13.993        17          9.243    14.050
2010  .      16.564    18.736        13         16.639    18.823        17         16.713    18.909
2011  .      18.736    19.885        12         18.823    19.988        12         18.909    20.089
2012  .      19.885    21.655         8         19.988    21.778         9         20.089    21.899
---------    ------    ------        --         ------    ------        --         ------    ------
Delaware VIP U.S. Growth
2003  .       8.101     9.830         3          8.511     9.851        12          8.110     9.851
2004  .       9.830     9.962         3          9.851     9.988        15          9.851     9.993
2005  .       9.962    11.211         6          9.988    11.246        14          9.993    11.257
2006  .      11.211    11.254         3         11.246    11.296        13         11.257    11.313
2007  .      11.254    12.440         3         11.296    12.492        11         11.313    12.517
2008  .      12.440     6.992         2         12.492     7.025         8         12.517     7.042
2009  .       6.992     9.831         2          7.025     9.882         8          7.042     9.912
2010  .       9.831    10.980         2          9.882    11.042         5          9.912    11.081
2011  .      10.980    11.610         2         11.042    11.682         4         11.081    11.729
2012  .       N/A        N/A        N/A         11.682    13.331         4         11.729    13.391
---------    ------    ------       ---         ------    ------        --         ------    ------
Delaware VIP Value
2003  .       8.864    11.169        11          8.869    11.182        14          8.875    11.195
2004  .      11.169    12.589        11         11.182    12.610        17         11.195    12.631
2005  .      12.589    13.100        28         12.610    13.128        20         12.631    13.157
2006  .      13.100    15.952        20         13.128    15.994        22         13.157    16.037
2007  .      15.952    15.221        13         15.994    15.269        21         16.037    15.317
2008  .      15.221     9.946        12         15.269     9.982        19         15.317    10.018
2009  .       9.946    11.510         9          9.982    11.557        14         10.018    11.606
2010  .      11.510    13.056         8         11.557    13.117        14         11.606    13.178
2011  .      13.056    14.032         7         13.117    14.104        11         13.178    14.177
2012  .      14.032    15.795         5         14.104    15.884         8         14.177    15.974
---------    ------    ------       ---         ------    ------        --         ------    ------
DWS Alternative Asset Allocation
2009  .       N/A        N/A        N/A          N/A        N/A        N/A         10.800    11.514
2010  .       N/A        N/A        N/A          N/A        N/A        N/A         11.514    12.714
2011  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP REIT
2003  .         81         11.025    14.539       506         10.399    12.212        68
2004  .         84         14.539    18.793       700         12.212    15.802       153
2005  .         68         18.793    19.803       644         15.802    16.668       157
2006  .         48         19.803    25.840       606         16.668    21.771       142
2007  .         41         25.840    21.868       443         21.771    18.442       117
2008  .         32         21.868    13.955       339         18.442    11.781       102
2009  .         26         13.955    16.958       258         11.781    14.331        93
2010  .         21         16.958    21.173       221         14.331    17.910        76
2011  .         19         21.173    23.095       184         17.910    19.556        59
2012  .         19         23.095    26.557       139         19.556    22.509        46
---------       --         ------    ------       ---         ------    ------       ---
Delaware VIP Small Cap Value
2003  .         95         10.976    15.333       667         10.703    13.184        76
2004  .         97         15.333    18.319       878         13.184    15.767       194
2005  .         64         18.319    19.717       866         15.767    16.988       213
2006  .         52         19.717    22.532       829         16.988    19.432       217
2007  .         43         22.532    20.699       724         19.432    17.869       190
2008  .         36         20.699    14.274       583         17.869    12.335       149
2009  .         28         14.274    18.518       456         12.335    16.018       135
2010  .         24         18.518    24.088       337         16.018    20.858       107
2011  .         21         24.088    23.376       271         20.858    20.261        60
2012  .         20         23.376    26.194       208         20.261    22.726        45
---------       --         ------    ------       ---         ------    ------       ---
Delaware VIP Smid Cap Growth(6)
2003  .         53         10.090    13.412       524         11.056    12.566        52
2004  .         63         13.412    14.854       735         12.566    13.931       160
2005  .         50         14.854    15.470       628         13.931    14.523       160
2006  .         42         15.470    16.374       614         14.523    15.387       146
2007  .         38         16.374    17.835       524         15.387    16.777       132
2008  .         28         17.835     9.346       394         16.777     8.800       110
2009  .         19          9.346    14.227       328          8.800    13.409        96
2010  .         13         16.943    19.176       252         15.982    18.092        67
2011  .         11         19.176    20.403       197         18.092    19.269        48
2012  .         10         20.403    22.275       181         19.269    21.058        36
---------       --         ------    ------       ---         ------    ------       ---
Delaware VIP U.S. Growth
2003  .          8          8.127     9.886        65         10.337    11.484         4
2004  .          9          9.886    10.044       198         11.484    11.679        55
2005  .          8         10.044    11.331       195         11.679    13.189        48
2006  .          8         11.331    11.404       175         13.189    13.287        44
2007  .         10         11.404    12.637       163         13.287    14.738        37
2008  .         10         12.637     7.121       137         14.738     8.313        32
2009  .          6          7.121    10.037       122          8.313    11.729        26
2010  .          6         10.037    11.238        98         11.729    13.146        20
2011  .          6         11.238    11.913        80         13.146    13.949        15
2012  .          6         11.913    13.621        65         13.949    15.966        13
---------       --         ------    ------       ---         ------    ------       ---
Delaware VIP Value
2003  .         28          8.893    11.234        92         11.097    12.064        27
2004  .         30         11.234    12.694       197         12.064    13.645        83
2005  .         51         12.694    13.242       268         13.645    14.249        83
2006  .         55         13.242    16.166       360         14.249    17.411        85
2007  .         54         16.166    15.463       406         17.411    16.672        77
2008  .         22         15.463    10.129       303         16.672    10.932        68
2009  .         22         10.129    11.752       248         10.932    12.695        57
2010  .         18         11.752    13.364       199         12.695    14.452        44
2011  .         13         13.364    14.399       147         14.452    15.586        34
2012  .         12         14.399    16.248       144         15.586    17.606        28
---------       --         ------    ------       ---         ------    ------       ---
DWS Alternative Asset Allocation
2009  .          6         10.583    11.503         6         10.592    11.508         1*
2010  .          6         11.503    12.722        13         11.508    12.739         2
2011  .        N/A         12.722    12.154        11         12.739    12.182        20
2012  .        N/A         12.154    13.107         9         12.182    13.151        16
---------      ---         ------    ------       ---         ------    ------       ---

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
DWS VIT Equity 500 Index
2003  .       8.620    10.866        15          8.020    10.116        22          8.631    10.891
2004  .      10.866    11.820        21         10.116    11.010        25         10.891    11.859
2005  .      11.820    12.170        15         11.010    11.342        27         11.859    12.223
2006  .      12.170    13.829        13         11.342    12.894        29         12.223    13.903
2007  .      13.829    14.324         8         12.894    13.361        29         13.903    14.414
2008  .      14.324     8.855         5         13.361     8.264        26         14.414     8.920
2009  .       8.855    11.002         4          8.264    10.274        24          8.920    11.094
2010  .      11.002    12.414         2         10.274    11.597        19         11.094    12.530
2011  .      12.414    12.435         1*        11.597    11.622        19         12.530    12.563
2012  .      12.435    14.151         1*        11.622    13.234        18         12.563    14.312
---------    ------    ------        --         ------    ------        --         ------    ------
DWS VIT Small Cap Index
2003  .       9.464    13.632         4          9.470    13.647         3          9.475    13.661
2004  .      13.632    15.790         3         13.647    15.815         5         13.661    15.840
2005  .      15.790    16.193         4         15.815    16.227         4         15.840    16.261
2006  .      16.193    18.714         4         16.227    18.763         8         16.261    18.811
2007  .      18.714    18.058         4         18.763    18.114         5         18.811    18.170
2008  .      18.058    11.701         4         18.114    11.743         5         18.170    11.785
2009  .      11.701    14.568         5         11.743    14.628         4         11.785    14.688
2010  .      14.568    18.112         4         14.628    18.195         3         14.688    18.279
2011  .      18.112    17.029         4         18.195    17.116         3         18.279    17.203
2012  .      17.029    19.472         4         17.116    19.582         3         17.203    19.691
---------    ------    ------        --         ------    ------        --         ------    ------
Fidelity VIP Contrafund
2003  .       9.725    12.263        30          9.730    12.275        49          9.737    12.291
2004  .      12.263    13.891        24         12.275    13.912        76         12.291    13.937
2005  .      13.891    15.940        45         13.912    15.972        80         13.937    16.008
2006  .      15.940    17.471        36         15.972    17.515        90         16.008    17.564
2007  .      17.471    20.159        37         17.515    20.219        80         17.564    20.286
2008  .      20.159    11.363        35         20.219    11.403        67         20.286    11.447
2009  .      11.363    15.142        34         11.403    15.203        64         11.447    15.268
2010  .      15.142    17.415        25         15.203    17.494        50         15.268    17.578
2011  .      17.415    16.653        22         17.494    16.737        37         17.578    16.826
2012  .      16.653    19.025        19         16.737    19.130        30         16.826    19.241
---------    ------    ------        --         ------    ------        --         ------    ------
Fidelity VIP Equity-Income
2003  .       9.044    11.568        46          9.050    11.580        35          9.056    11.595
2004  .      11.568    12.656        53         11.580    12.677        66         11.595    12.699
2005  .      12.657    13.143        59         12.677    13.171        66         12.699    13.200
2006  .      13.143    15.504        51         13.171    15.545        75         13.200    15.587
2007  .      15.504    15.445        40         15.545    15.492        79         15.587    15.543
2008  .      15.445     8.688        34         15.492     8.719        75         15.543     8.752
2009  .       8.688    11.099        27          8.719    11.145        71          8.752    11.192
2010  .      11.099    12.546        18         11.145    12.604        58         11.192    12.664
2011  .      12.546    12.422        14         12.604    12.485        46         12.664    12.551
2012  .      12.422    14.302        11         12.485    14.382         6         12.551    14.465
---------    ------    ------        --         ------    ------        --         ------    ------
Fidelity VIP Growth
2003  .       8.073    10.525        17          8.078    10.537         4          8.083    10.549
2004  .      10.525    10.676        25         10.537    10.694         4         10.549    10.711
2005  .      10.676    11.079        25         10.694    11.103         7         10.711    11.126
2006  .      11.079    11.614        24         11.103    11.645         7         11.126    11.675
2007  .      11.614    14.470        15         11.645    14.515         6         11.675    14.560
2008  .      14.470     7.499        15         14.515     7.527         7         14.560     7.554
2009  .       7.499     9.439        10          7.527     9.479         7          7.554     9.518
2010  .       9.439    11.501         8          9.479    11.554         5          9.518    11.607
2011  .      11.501    11.309         6         11.554    11.367         3         11.607    11.425
2012  .      11.309    12.726         4         11.367    12.798         1*        11.425    12.870
---------    ------    ------        --         ------    ------        --         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
DWS VIT Equity 500 Index
2003  .         48          7.302     9.229       310         10.693    12.078        27
2004  .         32          9.229    10.064       371         12.078    13.185        88
2005  .         31         10.064    10.388       339         13.185    13.623        76
2006  .         36         10.388    11.834       325         13.623    15.534        68
2007  .         28         11.834    12.287       293         15.534    16.146        66
2008  .         19         12.287     7.615       229         16.146    10.016        34
2009  .         17          7.615     9.486       164         10.016    12.489        56
2010  .         16          9.486    10.729       134         12.489    14.141        53
2011  .         14         10.729    10.774       109         14.141    14.214        21
2012  .         14         10.774    12.292        82         14.214    16.233        15
---------       --         ------    ------       ---         ------    ------        --
DWS VIT Small Cap Index
2003  .          7          9.494    13.708        52         11.993    13.582        11
2004  .          8         13.708    15.918        92         13.582    15.787        20
2005  .          9         15.918    16.366       105         15.787    16.247        26
2006  .         20         16.366    18.961       109         16.247    18.842        28
2007  .         19         18.961    18.342        92         18.842    18.246        27
2008  .          8         18.342    11.915        77         18.246    11.864        23
2009  .          6         11.915    14.872        62         11.864    14.823        15
2010  .          3         14.872    18.536        55         14.823    18.493        10
2011  .          2         18.536    17.471        44         18.493    17.449         6
2012  .          2         17.471    20.028        33         17.449    20.022         4
---------       --         ------    ------       ---         ------    ------        --
Fidelity VIP Contrafund
2003  .         37          9.757    12.334       384         10.435    12.276        62
2004  .         69         12.334    14.007       727         12.276    13.954       226
2005  .         88         14.007    16.113       878         13.954    16.069       313
2006  .        101         16.113    17.705       957         16.069    17.674       312
2007  .         94         17.705    20.480       887         17.674    20.465       268
2008  .         57         20.480    11.574       730         20.465    11.577       229
2009  .         41         11.574    15.460       654         11.577    15.480       203
2010  .         35         15.460    17.826       548         15.480    17.866       177
2011  .         28         17.826    17.089       479         17.866    17.145       137
2012  .         34         17.089    19.571       358         17.145    19.655        98
---------      ---         ------    ------       ---         ------    ------       ---
Fidelity VIP Equity-Income
2003  .         54          9.074    11.635       559         10.739    12.419        51
2004  .         57         11.635    12.762       721         12.419    13.636       307
2005  .         50         12.762    13.285       682         13.636    14.209       306
2006  .         56         13.285    15.711       655         14.209    16.821       299
2007  .         43         15.711    15.690       600         16.821    16.815       274
2008  .         29         15.690     8.848       473         16.815     9.492       225
2009  .         25          8.848    11.332       335          9.492    12.169       189
2010  .         21         11.332    12.842       253         12.169    13.804       166
2011  .         15         12.842    12.746       191         13.804    13.714       123
2012  .         13         12.746    14.712       155         13.714    15.846        94
---------      ---         ------    ------       ---         ------    ------       ---
Fidelity VIP Growth
2003  .         15          8.099    10.585       167         10.891    12.308         7
2004  .         18         10.585    10.764       190         12.308    12.528        53
2005  .         23         10.764    11.198       187         12.528    13.047        42
2006  .         23         11.198    11.768       164         13.047    13.725        44
2007  .         15         11.768    14.699       158         13.725    17.159        39
2008  .          9         14.699     7.637       141         17.159     8.925        38
2009  .          9          7.637     9.637       103          8.925    11.273        34
2010  .          8          9.637    11.771        72         11.273    13.783        25
2011  .          7         11.771    11.603        53         13.783    13.600        13
2012  .          7         11.603    13.090        47         13.600    15.358        11
---------      ---         ------    ------       ---         ------    ------       ---

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity VIP Mid Cap
2005  .      10.237    11.564         1*        10.000    11.568         1*        10.182    11.571
2006  .      11.564    12.786         5         11.568    12.796        17         11.571    12.806
2007  .      12.786    14.506         7         12.796    14.524        13         12.806    14.543
2008  .      14.506     8.617         5         14.524     8.632         8         14.543     8.648
2009  .       8.617    11.845        10          8.632    11.872         9          8.648    11.900
2010  .      11.845    14.981         6         11.872    15.022        14         11.900    15.064
2011  .      14.981    13.136         6         15.022    13.179        12         15.064    13.223
2012  .      13.136    14.803         4         13.179    14.859        11         13.223    14.915
---------    ------    ------        --         ------    ------        --         ------    ------
Fidelity VIP Overseas
2003  .       8.528    11.999         7         10.476    12.017         1*         8.540    12.028
2004  .      11.999    13.374        11         12.017    13.401         9         12.028    13.419
2005  .      13.374    15.626        16         13.401    15.665        13         13.419    15.695
2006  .      15.626    18.102        16         15.665    18.156         9         15.695    18.200
2007  .      18.102    20.843        11         18.156    20.915         7         18.200    20.976
2008  .      20.843    11.490         9         20.915    11.535         5         20.976    11.575
2009  .      11.490    14.265         7         11.535    14.329         5         11.575    14.385
2010  .      14.265    15.832         3         14.329    15.910         3         14.385    15.981
2011  .      15.832    12.872         3         15.910    12.943         3         15.981    13.006
2012  .      12.872    15.241         2         12.943    15.333         1*        13.006    15.416
---------    ------    ------        --         ------    ------        --         ------    ------
FTVIPT Franklin Income Securities
2006  .       N/A        N/A        N/A         10.438    11.225         3          N/A        N/A
2007  .      11.375    11.453        30         11.225    11.462        14         11.474    11.471
2008  .      11.453     7.925         7         11.462     7.935        13         11.471     7.945
2009  .       7.925    10.570        11          7.935    10.589        13          7.945    10.608
2010  .      10.570    11.714        11         10.589    11.741        12         10.608    11.768
2011  .      11.714    11.797         6         11.741    11.830        11         11.768    11.864
2012  .      11.797    13.072         6         11.830    13.116        11         11.864    13.159
---------    ------    ------       ---         ------    ------        --         ------    ------
FTVIPT Franklin Small-Mid Cap Growth Securities
2003  .       8.625    11.644        29          8.631    11.658        15          8.637    11.672
2004  .      11.644    12.768        21         11.658    12.789        16         11.672    12.811
2005  .      12.768    13.160        20         12.789    13.189        15         12.811    13.218
2006  .      13.160    14.070        19         13.189    14.108        15         13.218    14.146
2007  .      14.070    15.396        17         14.108    15.445        15         14.146    15.494
2008  .      15.396     8.708        14         15.445     8.740        13         15.494     8.773
2009  .       8.708    12.298        15          8.740    12.350        13          8.773    12.402
2010  .      12.298    15.439        11         12.350    15.511         9         12.402    15.584
2011  .      15.439    14.452         8         15.511    14.527         8         15.584    14.603
2012  .      14.452    15.758         6         14.527    15.848         7         14.603    15.939
---------    ------    ------       ---         ------    ------        --         ------    ------
FTVIPT Mutual Shares Securities
2006  .      10.492    11.267         4         10.134    11.270         5         11.151    11.274
2007  .      11.267    11.467         5         11.270    11.477        12         11.274    11.486
2008  .      11.467     7.093         2         11.477     7.104        10         11.486     7.112
2009  .       7.093     8.795         2          7.104     8.812         9          7.112     8.827
2010  .       8.795     9.619         2          8.812     9.643         9          8.827     9.664
2011  .       9.619     9.363         6          9.643     9.391         6          9.664     9.416
2012  .       9.363    10.522         6          9.391    10.558         2          9.416    10.592
---------    ------    ------       ---         ------    ------        --         ------    ------
FTVIPT Templeton Global Bond Securities
2005  .       9.944     9.873         4          N/A        N/A        N/A          9.763     9.879
2006  .       9.873    10.952         5         10.217    10.960         2          9.879    10.969
2007  .      10.952    11.958         5         10.960    11.973         6         10.969    11.988
2008  .      11.958    12.492         6         11.973    12.514         5         11.988    12.537
2009  .      12.492    14.583         3         12.514    14.617         6         12.537    14.650
2010  .      14.583    16.417         5         14.617    16.463         7         14.650    16.509
2011  .      16.417    16.008         6         16.463    16.061         6         16.509    16.113
2012  .      16.008    18.118         5         16.061    18.187        10         16.113    18.256
---------    ------    ------       ---         ------    ------       ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity VIP Mid Cap
2005  .         15         10.000    11.581        72         10.145    11.587        32
2006  .         10         11.581    12.836       211         11.587    12.856        77
2007  .         10         12.836    14.599       181         12.856    14.637        78
2008  .         18         14.599     8.694       212         14.637     8.725        57
2009  .         11          8.694    11.981       175          8.725    12.036        58
2010  .         15         11.981    15.191       156         12.036    15.276        65
2011  .          6         15.191    13.354       129         15.276    13.442        43
2012  .          6         13.354    15.086       122         13.442    15.200        29
---------       --         ------    ------       ---         ------    ------        --
Fidelity VIP Overseas
2003  .         16          8.557    12.069        63         11.430    14.211         4
2004  .         12         12.069    13.486       194         14.211    15.895        57
2005  .          9         13.486    15.796       227         15.895    18.637        60
2006  .         13         15.796    18.345       220         18.637    21.665        56
2007  .         11         18.345    21.175       183         21.665    25.033        54
2008  .          7         21.175    11.702       187         25.033    13.847        52
2009  .          5         11.702    14.565       129         13.847    17.252        42
2010  .          5         14.565    16.205       107         17.252    19.214        34
2011  .          5         16.205    13.209        84         19.214    15.677        27
2012  .          4         13.209    15.680        73         15.677    18.628        24
---------       --         ------    ------       ---         ------    ------        --
FTVIPT Franklin Income Securities
2006  .        N/A          9.990    11.239       103         10.106    11.246        16
2007  .          3         11.239    11.499       353         11.246    11.518        37
2008  .         11         11.499     7.976       342         11.518     7.997        60
2009  .          9          7.976    10.665       362          7.997    10.704        40
2010  .         10         10.665    11.850       301         10.704    11.905        43
2011  .         11         11.850    11.964       242         11.905    12.031        47
2012  .         11         11.964    13.290       186         12.031    13.378        45
---------      ---         ------    ------       ---         ------    ------        --
FTVIPT Franklin Small-Mid Cap Growth Securities
2003  .         25          4.431     5.997       495         10.959    12.971        19
2004  .         19          5.997     6.592       747         12.971    14.273        55
2005  .         13          6.592     6.812       787         14.273    14.763        51
2006  .         12          6.812     7.301       760         14.763    15.839        51
2007  .          9          7.301     8.009       678         15.839    17.392        44
2008  .         14          8.009     4.541       537         17.392     9.872        43
2009  .         12          4.541     6.430       447          9.872    13.990        37
2010  .         13          6.430     8.092       355         13.990    17.625        33
2011  .          4          8.092     7.594       257         17.625    16.556        24
2012  .          4          7.594     8.301       191         16.556    18.116        13
---------      ---         ------    ------       ---         ------    ------        --
FTVIPT Mutual Shares Securities
2006  .          1*         9.899    11.284        68         10.057    11.291        24
2007  .         18         11.284    11.514       223         11.291    11.532        45
2008  .          7         11.514     7.141       244         11.532     7.159        39
2009  .          7          7.141     8.876       197          7.159     8.907        35
2010  .          7          8.876     9.732       168          8.907     9.776        20
2011  .          8          9.732     9.497       135          9.776     9.549        14
2012  .          8          9.497    10.699       107          9.549    10.769        12
---------      ---         ------    ------       ---         ------    ------        --
FTVIPT Templeton Global Bond Securities
2005  .          4          9.952     9.887        26          9.912     9.893        11
2006  .          8          9.887    10.995        95          9.893    11.012        20
2007  .         18         10.995    12.035       153         11.012    12.066        24
2008  .         35         12.035    12.604       338         12.066    12.649        75
2009  .         19         12.604    14.751       320         12.649    14.818        66
2010  .         10         14.751    16.647       307         14.818    16.740        63
2011  .          4         16.647    16.273       247         16.740    16.380        46
2012  .          4         16.273    18.464       186         16.380    18.605        34
---------      ---         ------    ------       ---         ------    ------        --

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
FTVIPT Templeton Growth Securities
2003  .       8.956    11.641        18          8.962    11.654        25          8.969    11.670
2004  .      11.641    13.285        19         11.654    13.307        34         11.670    13.332
2005  .      13.285    14.226        20         13.307    14.256        35         13.332    14.290
2006  .      14.226    17.045        17         14.256    17.090        36         14.290    17.139
2007  .      17.045    17.160        15         17.090    17.213        31         17.139    17.271
2008  .      17.160     9.735        12         17.213     9.770        28         17.271     9.808
2009  .       9.735    12.554        10          9.770    12.606        24          9.808    12.661
2010  .      12.554    13.262         9         12.606    13.323        21         12.661    13.388
2011  .      13.262    12.135         8         13.323    12.197        10         13.388    12.263
2012  .      12.135    14.451         8         12.197    14.532        10         12.263    14.618
---------    ------    ------        --         ------    ------        --         ------    ------
Invesco V.I. Core Equity
2006  .      10.725    11.561        17         10.749    11.590         7         10.774    11.621
2007  .      11.561    12.267        13         11.590    12.305         6         11.621    12.344
2008  .      12.267     8.408        12         12.305     8.438         4         12.344     8.469
2009  .       8.408    10.584        13          8.438    10.628         4          8.469    10.672
2010  .      10.584    11.374        12         10.628    11.426         1*        10.672    11.480
2011  .      11.374    11.155        12         11.426    11.212         1*        11.480    11.270
2012  .      11.155    12.466         9         11.212    12.536         1*        11.270    12.607
---------    ------    ------        --         ------    ------        --         ------    ------
Invesco V.I. International Growth
2003  .       8.779    11.104         2          8.782    11.113         2          8.792    11.133
2004  .      11.104    13.512         1*        11.113    13.530         3         11.133    13.560
2005  .      13.512    15.643         1*        13.530    15.672         4         13.560    15.715
2006  .      15.643    19.678         1*        15.672    19.723         6         15.715    19.788
2007  .      19.678    22.152         1*        19.723    22.215         6         19.788    22.298
2008  .       N/A        N/A        N/A         22.215    12.998         2         22.298    13.053
2009  .       N/A        N/A        N/A         12.998    17.257         2         13.053    17.339
2010  .       N/A        N/A        N/A         17.257    19.125         2         17.339    19.225
2011  .       N/A        N/A        N/A         19.125    17.505         2         19.225    17.605
2012  .       N/A        N/A        N/A         17.505    19.855         3         17.605    19.979
---------    ------    ------       ---         ------    ------        --         ------    ------
Invesco Van Kampen V.I. American Franchise
2012  .       9.866     9.495         1*         9.919     9.549         2          9.972     9.603
---------    ------    ------       ---         ------    ------        --         ------    ------
Invesco Van Kampen V.I. Capital Growth
2006  .      11.581    11.401         1*        11.608    11.431         3         11.636    11.462
2007  .      11.401    12.530         1*        11.431    12.570         3         11.462    12.610
2008  .      12.530     7.071         1*        12.570     7.097         3         12.610     7.123
2009  .       7.071     8.397         1*         7.097     8.432         3          7.123     8.467
2010  .       8.397     9.515         1*         8.432     9.560         3          8.467     9.604
2011  .       9.515     8.600         1*         9.560     8.644         3          9.604     8.689
---------    ------    ------       ---         ------    ------        --         ------    ------
Janus Aspen Series Balanced
2003  .       9.786    10.947        38          9.793    10.960        20          9.800    10.973
2004  .      10.947    11.660        24         10.960    11.680        46         10.973    11.701
2005  .      11.660    12.348        31         11.680    12.376        43         11.701    12.403
2006  .      12.348    13.411        26         12.376    13.448        43         12.403    13.484
2007  .      13.411    14.549        22         13.448    14.596        35         13.484    14.643
2008  .      14.549    12.012        19         14.596    12.057        37         14.643    12.102
2009  .      12.012    14.839        11         12.057    14.901        32         12.102    14.964
2010  .      14.839    15.781        10         14.901    15.856        37         14.964    15.931
2011  .      15.781    15.733         8         15.856    15.815        33         15.931    15.898
2012  .      15.733    17.546         6         15.815    17.646        14         15.898    17.747
---------    ------    ------       ---         ------    ------        --         ------    ------
Janus Aspen Series Enterprise
2003  .       8.047    10.667         2          8.052    10.679         5          8.058    10.692
2004  .      10.667    12.640         2         10.679    12.662        10         10.692    12.683
2005  .      12.640    13.929         2         12.662    13.959        10         12.683    13.990
2006  .      13.929    15.524         2         13.959    15.566         8         13.990    15.608
2007  .      15.524    18.590         2         15.566    18.649         9         15.608    18.709
2008  .      18.590    10.266         1*        18.649    10.304         7         18.709    10.342
2009  .      10.266    14.586         1*        10.304    14.647         5         10.342    14.709
2010  .      14.586    18.009         1*        14.647    18.093         4         14.709    18.178
2011  .      18.009    17.421         1*         N/A        N/A        N/A         18.178    17.603
2012  .      17.421    20.047         1*         N/A        N/A        N/A         17.603    20.277
---------    ------    ------       ---         ------    ------       ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
FTVIPT Templeton Growth Securities
2003  .         24          8.627    11.241       326         10.803    12.709        44
2004  .         25         11.241    12.861       451         12.709    14.555       104
2005  .         23         12.861    13.806       508         14.555    15.641       105
2006  .         21         13.806    16.583       528         15.641    18.806       112
2007  .         17         16.583    16.737       495         18.806    18.998       103
2008  .         15         16.737     9.519       419         18.998    10.816        83
2009  .         10          9.519    12.306       305         10.816    13.997        65
2010  .         10         12.306    13.032       218         13.997    14.838        53
2011  .          8         13.032    11.954       181         14.838    13.624        40
2012  .          8         11.954    14.272       148         13.624    16.282        28
---------       --         ------    ------       ---         ------    ------       ---
Invesco V.I. Core Equity
2006  .         41         10.850    11.714       161         13.391    14.467        18
2007  .         36         11.714    12.461       125         14.467    15.406        17
2008  .         30         12.461     8.562       105         15.406    10.596        14
2009  .         27          8.562    10.806        59         10.596    13.386        13
2010  .         27         10.806    11.641        53         13.386    14.435        12
2011  .         16         11.641    11.445        51         14.435    14.206        11
2012  .         15         11.445    12.823        38         14.206    15.932         8
---------       --         ------    ------       ---         ------    ------       ---
Invesco V.I. International Growth
2003  .         14          8.808    11.169        84         10.562    12.496         3
2004  .         14         11.169    13.625        96         12.496    15.258         3
2005  .         13         13.625    15.814        98         15.258    17.727         3
2006  .         15         15.814    19.942       101         17.727    22.377         3
2007  .         15         19.942    22.506        88         22.377    25.279         5
2008  .         14         22.506    13.194        63         25.279    14.835         2
2009  .         12         13.194    17.553        51         14.835    19.756         1*
2010  .          9         17.553    19.492        42         19.756    21.960         1*
2011  .          3         19.492    17.877        35         21.960    20.160         1*
2012  .          3         17.877    20.317        27          N/A        N/A        N/A
---------       --         ------    ------       ---         ------    ------       ---
Invesco Van Kampen V.I. American Franchise
2012  .          1*        10.134     9.769        26         12.783    12.331         1*
---------       --         ------    ------       ---         ------    ------       ---
Invesco Van Kampen V.I. Capital Growth
2006  .          3         11.718    11.555       115         14.693    14.498         6
2007  .          3         11.555    12.731        91         14.498    15.990         5
2008  .          3         12.731     7.203        71         15.990     9.056         3
2009  .          2          7.203     8.574        50          9.056    10.791         2
2010  .          2          8.574     9.741        28         10.791    12.271         2
2011  .          1*         9.741     8.826        26         12.271    11.129         1*
---------       --         ------    ------       ---         ------    ------       ---
Janus Aspen Series Balanced
2003  .         90          9.819    11.011       659         10.208    10.863        47
2004  .         85         11.011    11.758       668         10.863    11.612       115
2005  .         82         11.758    12.483       593         11.612    12.340       119
2006  .         58         12.483    13.591       503         12.340    13.450       107
2007  .         48         13.591    14.781       428         13.450    14.642       104
2008  .         37         14.781    12.235       364         14.642    12.131        81
2009  .         25         12.235    15.151       281         12.131    15.038        78
2010  .         20         15.151    16.154       174         15.038    16.049        79
2011  .         14         16.154    16.145       142         16.049    16.056        52
2012  .         12         16.145    18.050       121         16.056    17.969        52
---------       --         ------    ------       ---         ------    ------       ---
Janus Aspen Series Enterprise
2003  .          4          8.073    10.729        35         10.848    12.428         7
2004  .          5         10.729    12.746        94         12.428    14.780        16
2005  .          5         12.746    14.080        93         14.780    16.343        12
2006  .          4         14.080    15.732        81         16.343    18.279        10
2007  .          4         15.732    18.886        74         18.279    21.966        10
2008  .          4         18.886    10.455        64         21.966    12.173        11
2009  .          4         10.455    14.892        53         12.173    17.355        10
2010  .          3         14.892    18.433        48         17.355    21.503         9
2011  .          2         18.433    17.876        29         21.503    20.875         8
2012  .          2         17.876    20.622        24         20.875    24.106         6
---------       --         ------    ------       ---         ------    ------       ---

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
Janus Aspen Series Worldwide
2003  .       8.412    10.234         3          8.417    10.245         5          8.422    10.256
2004  .      10.234    10.522         2         10.245    10.539         5         10.256    10.556
2005  .      10.522    10.926         3         10.539    10.949         5         10.556    10.972
2006  .      10.926    12.675         3         10.949    12.708         4         10.972    12.741
2007  .      12.675    13.635         1*        12.708    13.678         4         12.741    13.720
2008  .      13.635     7.402         1*        13.678     7.429         1*        13.720     7.456
2009  .       7.402    10.004         1*         7.429    10.046         1*         7.456    10.087
2010  .      10.004    11.368         1*        10.046    11.421         1*        10.087    11.473
2011  .      11.368     9.618         1*        11.421     9.667         1*        11.473     9.716
2012  .       9.618    11.339         1*         9.667    11.403         1*         9.716    11.467
---------    ------    ------         -         ------    ------         -         ------    ------
LVIP Baron Growth Opportunities(4)
2006  .       N/A        N/A        N/A          N/A        N/A        N/A         10.764    10.623
2007  .      11.522    10.800         1*        11.133    10.808         1*        10.623    10.817
2008  .      10.800     6.465         1*        10.808     6.474         1*        10.817     6.482
2009  .       6.465     8.797         1*         N/A        N/A        N/A          6.482     8.829
2010  .       8.797    10.936         1*         8.813    10.961         6          8.829    10.987
2011  .      10.936    11.190         1*        10.961    11.221         2         10.987    11.253
2012  .      11.190    13.015         1*        11.221    13.058         2         11.253    13.101
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP BlackRock Emerging Markets Index RPM
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP BlackRock Equity Dividend RPM
2005  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2006  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2007  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP BlackRock Inflation Protected Bond
2010  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2011  .      10.096    11.110         1*         N/A        N/A        N/A         10.102    11.128
2012  .      11.110    11.611         1*         N/A        N/A        N/A         11.128    11.641
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Capital Growth
2007  .       N/A        N/A        N/A         10.195    10.704         1*         N/A        N/A
2008  .       N/A        N/A        N/A         10.704     6.138         1*         N/A        N/A
2009  .       N/A        N/A        N/A          6.138     8.126         1*         N/A        N/A
2010  .       N/A        N/A        N/A          8.126     9.490         1*         N/A        N/A
2011  .       N/A        N/A        N/A          9.490     8.476         1*         N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Clarion Global Real Estate
2007  .       9.557     8.218         6          9.275     8.221         2          9.509     8.223
2008  .       8.218     4.674         9          8.221     4.678         3          8.223     4.682
2009  .       4.674     6.321         9          4.678     6.330         4          4.682     6.338
2010  .       6.321     7.316         8          6.330     7.329        11          6.338     7.343
2011  .       7.316     6.556         9          7.329     6.571         8          7.343     6.586
2012  .       6.556     8.021         7          6.571     8.044         9          6.586     8.066
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Columbia Small-Mid Cap Growth RPM
2007  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2009  .       7.239     7.849         1*         N/A        N/A        N/A          N/A        N/A
2010  .       N/A        N/A        N/A          7.859     9.818         3          N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
Janus Aspen Series Worldwide
2003  .         11          8.439    10.292       124         11.070    12.228         4
2004  .          5         10.292    10.609       122         12.228    12.617        11
2005  .          4         10.609    11.044       110         12.617    13.147         8
2006  .          3         11.044    12.843       105         13.147    15.305         8
2007  .          3         12.843    13.851       101         15.305    16.522         7
2008  .          3         13.851     7.538        89         16.522     9.001         5
2009  .          3          7.538    10.214        68          9.001    12.208         3
2010  .          2         10.214    11.635        60         12.208    13.920         3
2011  .          2         11.635     9.868        24         13.920    11.821         1*
2012  .          3          9.868    11.664        24         11.821    14.006         1*
---------       --         ------    ------       ---         ------    ------        --
LVIP Baron Growth Opportunities(4)
2006  .          1*         9.473    10.632         4          N/A        N/A        N/A
2007  .          1*        10.632    10.843        23         11.264    10.861         3
2008  .          8         10.843     6.508        43         10.861     6.525         7
2009  .          2          6.508     8.877        34          6.525     8.909         7
2010  .          2          8.877    11.063        34          8.909    11.114         8
2011  .          1*        11.063    11.348        29         11.114    11.412         8
2012  .          1*        11.348    13.232        22         11.412    13.319         8
---------       --         ------    ------       ---         ------    ------       ---
LVIP BlackRock Emerging Markets Index RPM
2012  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
---------      ---         ------    ------       ---         ------    ------       ---
LVIP BlackRock Equity Dividend RPM
2005  .        N/A         10.039    10.487         9         10.040    10.493        15
2006  .        N/A         10.487    11.478        18         10.493    11.496        15
2007  .        N/A         11.478    11.782        18         11.496    11.812        14
2008  .        N/A         11.782     7.147        18         11.812     7.173        13
2009  .        N/A          7.147     8.668         9          7.173     8.708        14
2010  .        N/A          8.668    10.056         9          8.708    10.112        12
2011  .        N/A         10.056     9.637         9         10.112     9.700         7
2012  .        N/A          9.637    11.089         8          9.700    11.173         7
---------      ---         ------    ------       ---         ------    ------       ---
LVIP BlackRock Inflation Protected Bond
2010  .        N/A         10.039    10.112         1*         N/A        N/A        N/A
2011  .          2         10.112    11.156        49         10.118    11.174        15
2012  .          2         11.156    11.687        50         11.174    11.718        28
---------      ---         ------    ------       ---         ------    ------       ---
LVIP Capital Growth
2007  .        N/A         10.601    10.717         2          N/A        N/A        N/A
2008  .        N/A         10.717     6.158         2          N/A        N/A        N/A
2009  .        N/A          6.158     8.169         6          N/A        N/A        N/A
2010  .        N/A          8.169     9.559        11          N/A        N/A        N/A
2011  .        N/A          9.559     8.555        11          N/A        N/A        N/A
2012  .        N/A          8.555    10.019         4          N/A        N/A        N/A
---------      ---         ------    ------       ---         ------    ------       ---
LVIP Clarion Global Real Estate
2007  .          1*         9.510     8.231        48          9.403     8.236         2
2008  .          4          8.231     4.693        89          8.236     4.701         6
2009  .          5          4.693     6.363        71          4.701     6.380        14
2010  .          5          6.363     7.383        59          6.380     7.409        14
2011  .          2          7.383     6.632        54          7.409     6.662         4
2012  .          2          6.632     8.135        55          6.662     8.180         5
---------      ---         ------    ------       ---         ------    ------       ---
LVIP Columbia Small-Mid Cap Growth RPM
2007  .        N/A         10.046    10.853         6          N/A        N/A        N/A
2008  .        N/A         10.853     5.411         4          N/A        N/A        N/A
2009  .        N/A          5.411     7.900         6          N/A        N/A        N/A
2010  .        N/A          7.900     9.889        27          N/A        N/A        N/A
2011  .        N/A          9.889     8.988        13          N/A        N/A        N/A
2012  .        N/A          8.988     9.414        17          N/A        N/A        N/A
---------      ---         ------    ------       ---         ------    ------       ---

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Bond
2003  .      10.963    11.569       189         10.951    11.561       203         10.980    11.599
2004  .      11.569    11.983       228         11.561    11.981       217         11.599    12.026
2005  .      11.983    12.098       191         11.981    12.102       224         12.026    12.154
2006  .      12.098    12.461       176         12.102    12.472       176         12.154    12.531
2007  .      12.461    12.925       136         12.472    12.942       174         12.531    13.010
2008  .      12.925    12.341       107         12.942    12.364       150         13.010    12.435
2009  .      12.341    14.434        85         12.364    14.468       159         12.435    14.558
2010  .      14.434    15.403        75         14.468    15.447       115         14.558    15.551
2011  .      15.403    16.308        63         15.447    16.363       104         15.551    16.482
2012  .      16.308    17.101        57         16.363    17.167        47         16.482    17.300
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Delaware Diversified Floating Rate
2010  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2011  .      10.037     9.825         1*         N/A        N/A        N/A         10.043     9.841
2012  .       9.825    10.047         1*         N/A        N/A        N/A          9.841    10.073
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Delaware Foundation Aggressive Allocation(5)
2003  .       9.494    11.244         2          9.499    11.255         4          9.506    11.270
2004  .      11.244    12.558         2         11.255    12.577         7         11.270    12.599
2005  .      12.558    13.192         2         12.577    13.219         9         12.599    13.249
2006  .      13.192    14.859         3         13.219    14.897         8         13.249    14.938
2007  .      14.859    15.548         3         14.897    15.595         8         14.938    15.646
2008  .      15.548    10.212         2         15.595    10.248         7         15.646    10.287
2009  .      10.212    13.259         1*        10.248    13.312         7         10.287    13.369
2010  .      13.259    14.670         1*        13.312    14.736         5         13.369    14.807
2011  .      14.670    14.137         1*        14.736    14.208         4         14.807    14.284
2012  .      14.137    15.754         1*        14.208    15.842         3         14.284    15.933
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Delaware Growth and Income
2005  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2006  .       N/A        N/A        N/A          N/A        N/A        N/A         10.784    11.444
2007  .       N/A        N/A        N/A          N/A        N/A        N/A         11.444    11.928
2008  .       N/A        N/A        N/A         10.231     7.504         3         11.928     7.517
2009  .       N/A        N/A        N/A          7.504     9.174         3          7.517     9.195
2010  .       N/A        N/A        N/A          9.174    10.161         3          9.195    10.189
2011  .       N/A        N/A        N/A          N/A        N/A        N/A         10.189    10.117
2012  .       N/A        N/A        N/A          N/A        N/A        N/A         10.117    11.447
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Delaware Social Awareness
2003  .       8.817    11.436         7          9.248    11.466         2          8.827    11.460
2004  .      11.436    12.678         7         11.466    12.717         9         11.460    12.717
2005  .      12.678    13.970        12         12.717    14.021         7         12.717    14.028
2006  .      13.970    15.433        11         14.021    15.496         7         14.028    15.512
2007  .      15.433    15.631         5         15.496    15.703         6         15.512    15.726
2008  .      15.631    10.084         5         15.703    10.136         6         15.726    10.156
2009  .      10.084    12.895         4         10.136    12.967         6         10.156    13.000
2010  .      12.895    14.151         3         12.967    14.238         2         13.000    14.281
2011  .      14.151    14.008         2         14.238    14.101         2         14.281    14.151
2012  .      14.008    15.885         2         14.101    15.998         1*        14.151    16.062
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Delaware Special Opportunities
2007  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2008  .       N/A        N/A        N/A          9.042     5.681         1*         N/A        N/A
2009  .       N/A        N/A        N/A          5.681     7.268         1*         N/A        N/A
2010  .       N/A        N/A        N/A          7.268     9.311         6          N/A        N/A
2011  .       N/A        N/A        N/A          9.311     8.656         6          N/A        N/A
2012  .       N/A        N/A        N/A          8.656     9.757         6          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Dimensional Non-U.S. Equity
2011  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Dimensional U.S. Equity
2011  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Bond
2003  .        398         12.312    13.025      2,682        10.165    10.049        286
2004  .        356         13.025    13.525      3,237        10.049    10.445        897
2005  .        343         13.525    13.689      3,147        10.445    10.582      1,024
2006  .        295         13.689    14.135      2,837        10.582    10.938      1,006
2007  .        297         14.135    14.697      2,630        10.938    11.384        955
2008  .        240         14.697    14.069      2,117        11.384    10.909        822
2009  .        202         14.069    16.496      1,828        10.909    12.803        705
2010  .        158         16.496    17.647       1473        12.803    13.711        568
2011  .        111         17.647    18.731      1,169        13.711    14.567        450
2012  .         81         18.731    19.692        996        14.567    15.329        400
---------      ---         ------    ------      -----        ------    ------      -----
LVIP Delaware Diversified Floating Rate
2010  .        N/A         10.053    10.053          1*       10.064    10.059          7
2011  .          5         10.053     9.865         36        10.059     9.881          9
2012  .          6          9.865    10.113         32         9.881    10.139          8
---------      ---         ------    ------      -----        ------    ------      -----
LVIP Delaware Foundation Aggressive Allocation(5)
2003  .          3          9.527    11.311         68        10.577    11.385          8
2004  .          5         11.311    12.664        131        11.385    12.760         54
2005  .          5         12.664    13.338        165        12.760    13.452        150
2006  .         12         13.338    15.060        159        13.452    15.205        151
2007  .         16         15.060    15.797        159        15.205    15.965        138
2008  .         10         15.797    10.402        137        15.965    10.523         63
2009  .         11         10.402    13.539         92        10.523    13.710        104
2010  .          8         13.539    15.018         75        13.710    15.222         46
2011  .          7         15.018    14.509         62        15.222    14.721         38
2012  .          7         14.509    16.209         53        14.721    16.463         22
---------      ---         ------    ------      -----        ------    ------      -----
LVIP Delaware Growth and Income
2005  .        N/A         10.058    10.379          1*        N/A        N/A        N/A
2006  .          8         10.379    11.471         10        10.569    11.489          5
2007  .          9         11.471    11.973         18        11.489    12.005          6
2008  .         10         11.973     7.557         25        12.005     7.584          1*
2009  .          2          7.557     9.258         23         7.584     9.301          4
2010  .          2          9.258    10.275         10         9.301    10.332         16
2011  .          2         10.275    10.217          7        10.332    10.285         15
2012  .          2         10.217    11.578          5        10.285    11.666         13
---------      ---         ------    ------      -----        ------    ------      -----
LVIP Delaware Social Awareness
2003  .         11          8.845    11.501         72        10.740    12.305         11
2004  .         11         11.501    12.782        205        12.305    13.689         81
2005  .         11         12.782    14.120        234        13.689    15.137         90
2006  .         11         14.120    15.638        204        15.137    16.781         83
2007  .         11         15.638    15.878        187        16.781    17.055         77
2008  .          9         15.878    10.269        155        17.055    11.042         72
2009  .          7         10.269    13.164        128        11.042    14.169         56
2010  .          4         13.164    14.483        109        14.169    15.604         41
2011  .          2         14.483    14.373         86        15.604    15.501         29
2012  .          1*        14.373    16.339         78        15.501    17.639         27
---------      ---         ------    ------      -----        ------    ------      -----
LVIP Delaware Special Opportunities
2007  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2008  .        N/A          8.895     5.700         11         8.901     5.709          1*
2009  .        N/A          5.700     7.306         20         N/A        N/A        N/A
2010  .        N/A          7.306     9.379         33         7.325     9.412          2
2011  .        N/A          9.379     8.737         24         9.412     8.777          2
2012  .        N/A          8.737     9.868         13         8.777     9.923          2
---------      ---         ------    ------      -----        ------    ------      -----
LVIP Dimensional Non-U.S. Equity
2011  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2012  .        N/A          9.254     9.709          7         N/A        N/A        N/A
---------      ---         ------    ------      -----        ------    ------      -----
LVIP Dimensional U.S. Equity
2011  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2012  .        N/A         10.450    10.818         16         N/A        N/A        N/A
---------      ---         ------    ------      -----        ------    ------      -----

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Dimensional/Vanguard Total Bond
2011  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------     --         ---        ---          --         ---        ---          --         ---
LVIP Global Income
2009  .      10.527    10.668         1*         N/A        N/A        N/A          N/A        N/A
2010  .      10.668    11.482         1*         N/A        N/A        N/A          N/A        N/A
2011  .      11.482    11.388         1*         N/A        N/A        N/A         11.498    11.415
2012  .      11.388    12.033         1*        11.914    12.056         1*        11.415    12.074
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Growth Fund(2)
2005  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2006  .       N/A        N/A        N/A         11.350    11.279         1*         N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Growth Opportunities(3)
2005  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2006  .       N/A        N/A        N/A         12.505    12.375         1*         N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP JPMorgan High Yield
2010  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2011  .      10.802    10.894         1*         N/A        N/A        N/A          N/A        N/A
2012  .      10.894    12.284         1*         N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP JPMorgan Mid Cap Value RPM
2007  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2008  .       N/A        N/A        N/A          8.620     6.067         2          N/A        N/A
2009  .       N/A        N/A        N/A          6.067     7.424         2          N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2011  .       9.066     8.739         1*         N/A        N/A        N/A          N/A        N/A
2012  .       8.739     9.754         1*         N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP MFS International Growth
2007  .       N/A        N/A        N/A         11.369    11.149         1*         9.732    11.153
2008  .      10.439     5.584         1*        11.149     5.588         3         11.153     5.593
2009  .       5.584     7.443         1*         5.588     7.452         3          N/A        N/A
2010  .       7.443     8.260         1*         7.452     8.275         3          N/A        N/A
2011  .       8.260     7.304         1*         8.275     7.321         1*         8.290     7.338
2012  .       7.304     8.557         1*         7.321     8.581         1*         7.338     8.605
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP MFS Value
2007  .       N/A        N/A        N/A         10.025     9.710         1*         N/A        N/A
2008  .       9.500     6.449         2          9.710     6.454         1*         8.938     6.459
2009  .       6.449     7.654         3          6.454     7.664         2          6.459     7.674
2010  .       7.654     8.380         7          7.664     8.396         4          N/A        N/A
2011  .       8.380     8.214         9          8.396     8.233         4          N/A        N/A
2012  .       8.214     9.376         4          8.233     9.402         4          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Mid-Cap Value
2007  .       N/A        N/A        N/A          9.601     8.638         1*         9.948     8.641
2008  .       N/A        N/A        N/A          8.638     5.028         1*         8.641     5.032
2009  .       N/A        N/A        N/A          5.028     7.031         1*         N/A        N/A
2010  .       N/A        N/A        N/A          7.031     8.551         1*         N/A        N/A
2011  .       N/A        N/A        N/A          8.551     7.612         1*         8.567     7.630
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          7.630     9.301
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Mondrian International Value
2003  .       9.676    13.478         7          9.682    13.494        10          9.686    13.506
2004  .      13.478    16.033         7         13.494    16.060        14         13.506    16.083
2005  .      16.033    17.749        12         16.060    17.788        16         16.083    17.822
2006  .      17.749    22.698        15         17.788    22.758        14         17.822    22.814
2007  .      22.698    24.891        14         22.758    24.970        14         22.814    25.043
2008  .      24.891    15.509        10         24.970    15.566        12         25.043    15.619
2009  .      15.509    18.494         9         15.566    18.571        11         15.619    18.645
2010  .      18.494    18.640         8         18.571    18.727         7         18.645    18.810
2011  .      18.640    17.562         8         18.727    17.653         5         18.810    17.740
2012  .      17.562    18.936         7         17.653    19.043         3         17.740    19.147
---------    ------    ------       ---         ------    ------       ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Dimensional/Vanguard Total Bond
2011  .        N/A         10.236    10.357         4          N/A        N/A        N/A
2012  .        N/A         10.357    10.568        19          N/A        N/A        N/A
---------      ---         ------    ------        --          --         ---        ---
LVIP Global Income
2009  .        N/A         10.267    10.688        12         10.374    10.692         1*
2010  .        N/A         10.688    11.532        25         10.692    11.548        10
2011  .          1*        11.532    11.466        31         11.548    11.493         6
2012  .          1*        11.466    12.146        38         11.493    12.187         8
---------      ---         ------    ------        --         ------    ------       ---
LVIP Growth Fund(2)
2005  .        N/A         10.126    10.834         1*         N/A        N/A        N/A
2006  .        N/A         10.834    11.315         3         11.073    11.333         1*
---------      ---         ------    ------        --         ------    ------       ---
LVIP Growth Opportunities(3)
2005  .        N/A          N/A        N/A        N/A         10.243    11.462         3
2006  .        N/A         12.692    12.414         1*        11.462    12.434         3
---------      ---         ------    ------       ---         ------    ------       ---
LVIP JPMorgan High Yield
2010  .        N/A         10.819    10.819         1*         N/A        N/A        N/A
2011  .        N/A         10.819    10.939        75         10.825    10.956         1*
2012  .        N/A         10.939    12.365        92         10.956    12.397         3
---------      ---         ------    ------       ---         ------    ------       ---
LVIP JPMorgan Mid Cap Value RPM
2007  .        N/A         10.204     9.370         3          9.371     9.375         1*
2008  .        N/A          9.370     6.086         6          9.375     6.095         6
2009  .        N/A          6.086     7.463         8          6.095     7.482         1*
2010  .        N/A          7.463     9.158        14          7.482     9.191         2
2011  .        N/A          9.158     8.850        15          9.191     8.891         1*
2012  .        N/A          8.850     9.902         4          8.891     9.958         1*
---------      ---         ------    ------       ---         ------    ------       ---
LVIP MFS International Growth
2007  .          4          9.838    11.163        18         11.383    11.170         1*
2008  .          4         11.163     5.606        33         11.170     5.615         5
2009  .        N/A          5.606     7.491        37          5.615     7.511        13
2010  .        N/A          7.491     8.335        96          7.511     8.365        12
2011  .          4          8.335     7.388        22          8.365     7.423         2
2012  .          4          7.388     8.678        15          7.423     8.727         2
---------      ---         ------    ------       ---         ------    ------       ---
LVIP MFS Value
2007  .        N/A          9.683     9.721         1*         9.458     9.727         1*
2008  .          4          9.721     6.475        37          9.727     6.485         5
2009  .          4          6.475     7.704        89          6.485     7.724         4
2010  .        N/A          7.704     8.456        99          7.724     8.487         4
2011  .        N/A          8.456     8.309        90          8.487     8.348         2
2012  .        N/A          8.309     9.508        75          8.348     9.562         5
---------      ---         ------    ------       ---         ------    ------       ---
LVIP Mid-Cap Value
2007  .          4          9.949     8.649        29          N/A        N/A        N/A
2008  .          4          8.649     5.044        27          N/A        N/A        N/A
2009  .        N/A          5.044     7.068        36          4.834     7.086         1*
2010  .        N/A          7.068     8.614        36          N/A        N/A        N/A
2011  .          1*         8.614     7.683        37          N/A        N/A        N/A
2012  .          1*         7.683     9.380        36          N/A        N/A        N/A
---------      ---         ------    ------       ---         ------    ------       ---
LVIP Mondrian International Value
2003  .          7          9.706    13.554       132         11.006    13.177        19
2004  .         14         13.554    16.164       320         13.177    15.730       106
2005  .         30         16.164    17.939       355         15.730    17.474       118
2006  .         30         17.939    22.998       352         17.474    22.424       115
2007  .         29         22.998    25.283       294         22.424    24.678       101
2008  .         10         25.283    15.793       251         24.678    15.430        81
2009  .          5         15.793    18.880       186         15.430    18.465        67
2010  .          5         18.880    19.076       159         18.465    18.675        49
2011  .          3         19.076    18.018       132         18.675    17.657        33
2012  .          3         18.018    19.476       107         17.657    19.105        29
---------      ---         ------    ------       ---         ------    ------       ---

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Money Market
2003  .       9.997     9.900        27         10.009     9.917        61         10.012     9.925
2004  .       9.900     9.823        73          9.917     9.845        31          9.925     9.858
2005  .       9.823     9.932        39          9.845     9.959        53          9.858     9.977
2006  .       9.932    10.227        67          9.959    10.260        77          9.977    10.284
2007  .      10.227    10.559        37         10.260    10.598        83         10.284    10.628
2008  .      10.559    10.630       130         10.598    10.675       173         10.628    10.710
2009  .      10.630    10.488        31         10.675    10.537        76         10.710    10.577
2010  .      10.488    10.321        24         10.537    10.375        47         10.577    10.420
2011  .      10.321    10.155        29         10.375    10.213        34         10.420    10.263
2012  .      10.155     9.991        19         10.213    10.054        25         10.263    10.107
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Protected Profile 2010
2007  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A         10.374     7.802
2009  .       N/A        N/A        N/A          N/A        N/A        N/A          7.802     9.534
2010  .       N/A        N/A        N/A          N/A        N/A        N/A          9.534    10.437
2011  .       N/A        N/A        N/A          N/A        N/A        N/A         10.437    10.378
2012  .       N/A        N/A        N/A          N/A        N/A        N/A         10.378    11.064
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Protected Profile 2020
2007  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A         10.157     7.387
2009  .       N/A        N/A        N/A          N/A        N/A        N/A          7.387     9.117
2010  .       N/A        N/A        N/A          N/A        N/A        N/A          9.117    10.031
2011  .       N/A        N/A        N/A          N/A        N/A        N/A         10.031     9.872
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          9.872    10.508
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Protected Profile 2030
2007  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Protected Profile 2040
2007  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A          8.320     9.288
2011  .       N/A        N/A        N/A          N/A        N/A        N/A          9.288     8.989
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          8.989     9.457
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Protected Profile Conservative
2005  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2006  .      10.443    10.998         4          N/A        N/A        N/A          N/A        N/A
2007  .      10.998    11.630        17         11.296    11.645         5         11.064    11.660
2008  .      11.630     9.306         4         11.645     9.323         5         11.660     9.340
2009  .       9.306    11.401         4          9.323    11.427         5          9.340    11.453
2010  .      11.401    12.362         3         11.427    12.396         5          N/A        N/A
2011  .      12.362    12.576         3         12.396    12.617         5          N/A        N/A
2012  .      12.576    13.546         4         12.617    13.597         7          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Protected Profile Growth
2005  .       N/A        N/A        N/A          N/A        N/A        N/A         10.122    10.652
2006  .       N/A        N/A        N/A          N/A        N/A        N/A         10.652    11.941
2007  .      11.994    12.847         2         12.801    12.863         1*         N/A        N/A
2008  .      12.847     8.393         2         12.863     8.408         1*         N/A        N/A
2009  .       8.393    10.625         3          8.408    10.650        14          9.913    10.674
2010  .      10.625    11.751         3         10.650    11.783        14         10.674    11.816
2011  .      11.751    11.530         2          N/A        N/A        N/A         11.816    11.606
2012  .      11.530    12.348         1*        12.100    12.395        16         11.606    12.442
---------    ------    ------       ---         ------    ------       ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Money Market
2003  .         79         11.119    11.039        723         9.994     9.956        58
2004  .        137         11.039    10.981        753         9.956     9.914       156
2005  .        144         10.981    11.131        839         9.914    10.058       174
2006  .        157         11.131    11.490      1,011        10.058    10.393       305
2007  .        149         11.490    11.892      1,153        10.393    10.768       385
2008  .        195         11.892    12.002      1,949        10.768    10.879       539
2009  .        108         12.002    11.871        934        10.879    10.770       360
2010  .         70         11.871    11.711        734        10.770    10.636       331
2011  .         53         11.711    11.552        665        10.636    10.502       335
2012  .         45         11.552    11.394        532        10.502    10.369       246
---------      ---         ------    ------      -----        ------    ------       ---
LVIP Protected Profile 2010
2007  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2008  .          1*        10.049     7.821         10         N/A        N/A        N/A
2009  .          1*         7.821     9.571          9         N/A        N/A        N/A
2010  .          1*         9.571    10.494          8         N/A        N/A        N/A
2011  .          1*        10.494    10.450          9        10.532    10.499         2
2012  .          1*        10.450    11.158          7        10.499    11.221         2
---------      ---         ------    ------      -----        ------    ------       ---
LVIP Protected Profile 2020
2007  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2008  .          1*         9.715     7.404          3         N/A        N/A        N/A
2009  .          1*         7.404     9.152         10         N/A        N/A        N/A
2010  .          1*         9.152    10.086         10         N/A        N/A        N/A
2011  .          1*        10.086     9.941         10         N/A        N/A        N/A
2012  .          1*         9.941    10.597         13         N/A        N/A        N/A
---------      ---         ------    ------      -----        ------    ------       ---
LVIP Protected Profile 2030
2007  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2008  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2009  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2010  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2011  .        N/A          9.869     9.653          1*        N/A        N/A        N/A
2012  .        N/A          9.653    10.245          1*        N/A        N/A        N/A
---------      ---         ------    ------      -----        ------    ------       ---
LVIP Protected Profile 2040
2007  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2008  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2009  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2010  .         12          N/A        N/A        N/A          N/A        N/A        N/A
2011  .         14          N/A        N/A        N/A          N/A        N/A        N/A
2012  .         17          N/A        N/A        N/A          N/A        N/A        N/A
---------      ---         ------    ------      -----        ------    ------       ---
LVIP Protected Profile Conservative
2005  .        N/A          9.991    10.266         29        10.030    10.272        17
2006  .        N/A         10.266    11.041         67        10.272    11.059        26
2007  .          2         11.041    11.705        162        11.059    11.735        26
2008  .          6         11.705     9.390        211        11.735     9.423        42
2009  .          8          9.390    11.532        231         9.423    11.585       108
2010  .        N/A         11.532    12.535        215        11.585    12.605        93
2011  .        N/A         12.535    12.784        143        12.605    12.869       101
2012  .        N/A         12.784    13.805        200        12.869    13.909        69
---------      ---         ------    ------      -----        ------    ------       ---
LVIP Protected Profile Growth
2005  .          2          9.989    10.661         89         9.989    10.667        87
2006  .          2         10.661    11.970        172        10.667    11.988       107
2007  .        N/A         11.970    12.929        360        11.988    12.963        94
2008  .        N/A         12.929     8.468        268        12.963     8.498       130
2009  .         31          8.468    10.748        135         8.498    10.797       129
2010  .         30         10.748    11.915        101        10.797    11.982       109
2011  .         31         11.915    11.721         96        11.982    11.798        93
2012  .         31         11.721    12.584        120        11.798    12.679        88
---------      ---         ------    ------      -----        ------    ------       ---

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Protected Profile Moderate
2005  .      10.008    10.469         9         10.031    10.472        15         10.000    10.475
2006  .      10.469    11.510         9         10.472    11.519        15         10.475    11.528
2007  .       N/A        N/A        N/A         11.519    12.356        24         11.528    12.372
2008  .       N/A        N/A        N/A         12.356     8.900        12         12.372     8.916
2009  .      10.379    11.162        12          8.900    11.187        31          8.916    11.213
2010  .      11.162    12.261        12         11.187    12.296        31         11.213    12.330
2011  .      12.261    12.171        12         12.296    12.211        20         12.330    12.251
2012  .      12.171    13.088        12         12.211    13.137        20         12.251    13.187
---------    ------    ------       ---         ------    ------        --         ------    ------
LVIP SSgA Bond Index
2008  .      10.143    10.457         1*        10.171    10.459        11         10.051    10.462
2009  .      10.457    10.724         4         10.459    10.732        15         10.462    10.740
2010  .      10.724    11.150         4         10.732    11.164        12         10.740    11.178
2011  .      11.150    11.750         3         11.164    11.771        12         11.178    11.791
2012  .      11.750    11.973        33         11.771    12.001        13         11.791    12.028
---------    ------    ------       ---         ------    ------        --         ------    ------
LVIP SSgA Conservative Index Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP SSgA Conservative Structured Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP SSgA Developed International 150
2008  .       9.374     6.259         1*         8.275     6.260         1*         9.156     6.262
2009  .       N/A        N/A        N/A          6.260     8.892         1*         6.262     8.898
2010  .       N/A        N/A        N/A          8.892     9.363         2          8.898     9.375
2011  .       9.351     8.061         1*         9.363     8.076         2          9.375     8.090
2012  .       8.061     8.989         7          8.076     9.010         2          8.090     9.030
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP SSgA Emerging Markets 100
2008  .       9.394     6.050         1*         7.881     6.052         1*         9.874     6.053
2009  .       6.050    11.276         1*         6.052    11.285         1*         6.053    11.293
2010  .       N/A        N/A        N/A         11.285    14.154         6         11.293    14.169
2011  .      14.136    11.797         1*        14.154    11.818         5         14.169    11.837
2012  .      11.797    13.041         4         11.818    13.071         8         11.837    13.098
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP SSgA Global Tactical Allocation RPM(7)
2005  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2006  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2007  .      12.733    13.555         2          N/A        N/A        N/A          N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2009  .       8.486    10.160        14          N/A        N/A        N/A          N/A        N/A
2010  .      10.160    10.842        14          N/A        N/A        N/A          N/A        N/A
2011  .      10.842    10.660         7          N/A        N/A        N/A          N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP SSgA International Index
2008  .       9.572     6.395         1*         8.231     6.397         1*         9.315     6.398
2009  .       N/A        N/A        N/A          6.397     8.028         1*         6.398     8.034
2010  .       N/A        N/A        N/A          8.028     8.436         2          8.034     8.447
2011  .       8.426     7.244         1*         8.436     7.257         3          8.447     7.270
2012  .       7.244     8.395         7          7.257     8.414         3          7.270     8.433
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP SSgA Large Cap 100
2008  .       9.368     6.971         1*         9.735     6.973         2          9.558     6.975
2009  .       N/A        N/A        N/A          6.973     9.261         2          6.975     9.268
2010  .       N/A        N/A        N/A          9.261    10.836         3          9.268    10.850
2011  .      10.823    10.865         1*        10.836    10.884         2         10.850    10.903
2012  .      10.865    11.964        11         10.884    11.991         2         10.903    12.018
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP SSgA Moderate Index Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Protected Profile Moderate
2005  .         24         10.041    10.484       106          9.991    10.490        87
2006  .         37         10.484    11.555       523         10.490    11.573       295
2007  .         13         11.555    12.420       545         11.573    12.452       360
2008  .         13         12.420     8.964       675         12.452     8.996       358
2009  .         15          8.964    11.290       678          8.996    11.342       281
2010  .         58         11.290    12.433       624         11.342    12.503       248
2011  .         77         12.433    12.372       457         12.503    12.454       148
2012  .         76         12.372    13.338       385         12.454    13.439        98
---------       --         ------    ------       ---         ------    ------       ---
LVIP SSgA Bond Index
2008  .          5         10.020    10.470        73         10.073    10.476        16
2009  .         17         10.470    10.765       221         10.476    10.781        26
2010  .         16         10.765    11.221       155         10.781    11.249        46
2011  .         13         11.221    11.854       171         11.249    11.896        35
2012  .         23         11.854    12.110       141         11.896    12.164        30
---------       --         ------    ------       ---         ------    ------       ---
LVIP SSgA Conservative Index Allocation
2010  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2011  .        N/A         10.450    10.556         1*         N/A        N/A        N/A
2012  .        N/A         10.556    11.327         3          N/A        N/A        N/A
---------      ---         ------    ------       ---         ------    ------       ---
LVIP SSgA Conservative Structured Allocation
2010  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2011  .        N/A         10.403    10.519        19          N/A        N/A        N/A
2012  .        N/A          N/A        N/A        N/A         10.930    11.239        17
---------      ---         ------    ------       ---         ------    ------       ---
LVIP SSgA Developed International 150
2008  .          1*         9.408     6.267        20          9.851     6.270        11
2009  .          1*         6.267     8.919        29          6.270     8.932        10
2010  .          1*         8.919     9.410        27          8.932     9.434        12
2011  .          1*         9.410     8.133        27          9.434     8.162        11
2012  .          2          8.133     9.092        21          8.162     9.133        11
---------      ---         ------    ------       ---         ------    ------       ---
LVIP SSgA Emerging Markets 100
2008  .          1*         9.395     6.058        29          9.823     6.061         9
2009  .          1*         6.058    11.319        58          6.061    11.336        11
2010  .          2         11.319    14.213        58         11.336    14.261        17
2011  .          3         14.213    11.891        46         14.261    11.943        16
2012  .          4         11.891    13.178        31         11.943    13.249        10
---------      ---         ------    ------       ---         ------    ------       ---
LVIP SSgA Global Tactical Allocation RPM(7)
2005  .        N/A         10.102    10.897        13         10.294    10.903         1*
2006  .        N/A         10.897    12.492        15         10.903    12.512        24
2007  .        N/A         12.492    13.642        19         12.512    13.677        20
2008  .        N/A         13.642     7.988        36         13.677     8.017        19
2009  .        N/A          7.988    10.277        32          8.017    10.324         1*
2010  .        N/A         10.277    10.994        28         10.324    11.055         1*
2011  .        N/A         10.994    10.837        23         11.055    10.908         1*
2012  .        N/A         10.837    11.848        25         10.908    11.938         1*
---------      ---         ------    ------       ---         ------    ------       ---
LVIP SSgA International Index
2008  .          1*         9.602     6.403        19          9.903     6.407        12
2009  .          1*         6.403     8.053        34          6.407     8.065        13
2010  .          1*         8.053     8.479        41          8.065     8.501        15
2011  .          1*         8.479     7.308        59          8.501     7.334        14
2012  .          2          7.308     8.491        50          7.334     8.529        13
---------      ---         ------    ------       ---         ------    ------       ---
LVIP SSgA Large Cap 100
2008  .          1*         9.474     6.980        31          9.685     6.984        14
2009  .          2          6.980     9.289        43          6.984     9.303        15
2010  .          2          9.289    10.891        39          9.303    10.918        18
2011  .          1*        10.891    10.961        33         10.918    11.000        14
2012  .          3         10.961    12.100        30         11.000    12.155        13
---------      ---         ------    ------       ---         ------    ------       ---
LVIP SSgA Moderate Index Allocation
2010  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2011  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2012  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
---------      ---         ------    ------       ---         ------    ------       ---

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Moderate Structured Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2011  .       N/A        N/A        N/A         10.555    10.392         1*         N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------     --         ---        ---         ------    ------       ---          --         ---
LVIP SSgA Moderately Aggressive Index Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------     --         ---        ---         ------    ------       ---          --         ---
LVIP SSgA Moderately Aggressive Structured Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------     --         ---        ---         ------    ------       ---          --         ---
LVIP SSgA S&P 500 Index(1)
2005  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2006  .      10.629    11.454         1*         N/A        N/A        N/A          N/A        N/A
2007  .      11.442    11.320         1*         N/A        N/A        N/A          N/A        N/A
2008  .      11.320     6.976         1*         9.318     6.989         2          9.654     7.001
2009  .       6.976     8.631         5          6.989     8.651         2          7.001     8.671
2010  .       N/A        N/A        N/A          8.651     9.744         3          8.671     9.771
2011  .       9.717     9.710         1*         9.744     9.742         3          9.771     9.775
2012  .       9.710    11.018        12          9.742    11.060         4          9.775    11.102
---------    ------    ------       ---         ------    ------       ---          -----    ------
LVIP SSgA Small-Cap Index
2007  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2008  .       7.878     5.924         1*         8.517     5.929         3          8.357     5.934
2009  .       N/A        N/A        N/A          5.929     7.335         3          5.934     7.344
2010  .       N/A        N/A        N/A          7.335     9.086         4          7.344     9.102
2011  .       9.069     8.493         1*         9.086     8.512         1*         9.102     8.532
2012  .       8.493     9.657         3          8.512     9.685         1*         8.532     9.712
---------    ------    ------       ---         ------    ------       ---          -----    ------
LVIP SSgA Small-Mid Cap 200
2008  .       9.188     7.222         1*        10.664     7.224         1*        10.018     7.225
2009  .       7.222    10.747         6          7.224    10.755         1*         7.225    10.763
2010  .      10.747    13.471         2         10.755    13.488         5         10.763    13.505
2011  .      13.471    12.925         2         13.488    12.948         4         13.505    12.971
2012  .      12.925    14.435         4         12.948    14.468         4         12.971    14.501
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP T. Rowe Price Growth Stock
2007  .       N/A        N/A        N/A         10.386     9.924         1*         N/A        N/A
2008  .       N/A        N/A        N/A          9.924     5.665         1*         8.553     5.670
2009  .       4.986     7.947         7          5.665     7.958         1*         5.670     7.968
2010  .       7.947     9.102        10          7.958     9.119         1*         7.968     9.135
2011  .       9.102     8.784        10          9.119     8.804         1*         9.135     8.824
2012  .       8.784    10.196        23          N/A        N/A        N/A          8.824    10.254
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP T. Rowe Price Structured Mid-Cap Growth
2003  .       8.510    11.103         2          8.985    11.139         3          9.908    11.132
2004  .      11.103    12.414         2         11.139    12.461         3          N/A        N/A
2005  .      12.414    13.408         1*        12.461    13.465         3          N/A        N/A
2006  .      13.408    14.412         1*        13.465    14.481         1*        14.510    14.493
2007  .      14.412    16.103         1*        14.481    16.187         1*        14.493    16.209
2008  .      16.103     9.063         1*        16.187     9.115         2         16.209     9.132
2009  .       9.063    13.047         1*         9.115    13.128         3          9.132    13.159
2010  .      13.047    16.474         1*        13.128    16.585         5         13.159    16.632
2011  .      16.474    15.577         1*        16.585    15.691         2         16.632    15.743
2012  .      15.577    17.820         1*        15.691    17.959         1*        15.743    18.028
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Templeton Growth RPM
2007  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A          7.539     7.891
2011  .       N/A        N/A        N/A          N/A        N/A        N/A          7.891     7.510
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          7.510     8.941
---------    ------    ------       ---         ------    ------       ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Moderate Structured Allocation
2010  .        N/A         10.465    10.564        18          N/A        N/A        N/A
2011  .        N/A         10.564    10.421         9          N/A        N/A        N/A
2012  .        N/A         10.421    11.331        11          N/A        N/A        N/A
---------      ---         ------    ------        --          --         ---        ---
LVIP SSgA Moderately Aggressive Index Allocation
2010  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2011  .        N/A          N/A        N/A        N/A         10.804    10.367         6
2012  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
---------      ---         ------    ------       ---         ------    ------       ---
LVIP SSgA Moderately Aggressive Structured Allocation
2010  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2011  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2012  .        N/A         11.194    11.499         1*        10.957    11.527        11
---------      ---         ------    ------       ---         ------    ------       ---
LVIP SSgA S&P 500 Index(1)
2005  .        N/A         10.047    10.259         6          N/A        N/A        N/A
2006  .        N/A         10.259    11.499        24          N/A        N/A        N/A
2007  .        N/A         11.496    11.394        27          N/A        N/A        N/A
2008  .          1*        11.394     7.039        62          9.964     7.066        16
2009  .         11          7.039     8.731        65          7.066     8.773        19
2010  .         10          8.731     9.853        87          8.773     9.911        24
2011  .          1*         9.853     9.871        98          9.911     9.939        18
2012  .          3          9.871    11.229        66          9.939    11.318        15
---------      ---         ------    ------       ---         ------    ------       ---
LVIP SSgA Small-Cap Index
2007  .        N/A          9.746     9.158         2          N/A        N/A        N/A
2008  .          1*         9.158     5.948        22          8.327     5.958         6
2009  .          4          5.948     7.373        21          5.958     7.392         7
2010  .          4          7.373     9.152        38          7.392     9.185         7
2011  .          1*         9.152     8.591        48          9.185     8.631         7
2012  .          1*         8.591     9.794        28          8.631     9.849         6
---------      ---         ------    ------       ---         ------    ------       ---
LVIP SSgA Small-Mid Cap 200
2008  .          1*         9.698     7.231         9          9.652     7.235         4
2009  .          1*         7.231    10.788        18          7.235    10.804         4
2010  .          1*        10.788    13.556        15         10.804    13.590         6
2011  .          1*        13.556    13.039        14         13.590    13.086         5
2012  .          1*        13.039    14.600         9         13.086    14.666         5
---------      ---         ------    ------       ---         ------    ------       ---
LVIP T. Rowe Price Growth Stock
2007  .        N/A         10.087     9.936         1*         N/A        N/A        N/A
2008  .          2          9.936     5.684         3          9.396     5.693         2
2009  .          2          5.684     7.999         8          5.693     8.020         7
2010  .          2          7.999     9.185        14          8.020     9.218         3
2011  .          2          9.185     8.886        12          9.218     8.927         2
2012  .          2          8.886    10.341        14          8.927    10.399        10
---------      ---         ------    ------       ---         ------    ------       ---
LVIP T. Rowe Price Structured Mid-Cap Growth
2003  .          1*         8.535    11.163        48         11.363    12.364         2
2004  .        N/A         11.163    12.512        11         12.364    13.872         5
2005  .        N/A         12.512    13.548        19         13.872    15.036        16
2006  .          1*        13.548    14.599        25         15.036    16.219        17
2007  .          1*        14.599    16.352        25         16.219    18.184        17
2008  .          2         16.352     9.227        22         18.184    10.271        18
2009  .          1*         9.227    13.315        25         10.271    14.837        15
2010  .          1*        13.315    16.855        21         14.837    18.800        16
2011  .          1*        16.855    15.977        16         18.800    17.839         8
2012  .          1*        15.977    18.324        16         17.839    20.480         8
---------      ---         ------    ------       ---         ------    ------       ---
LVIP Templeton Growth RPM
2007  .        N/A          9.688     9.807         3          9.472     9.813         1*
2008  .        N/A          9.807     6.005        23          9.813     6.015        14
2009  .        N/A          6.005     7.569        33          6.015     7.588        12
2010  .          1*         7.569     7.934        54          7.588     7.963         3
2011  .          1*         7.934     7.562        59          7.963     7.597         1*
2012  .          1*         7.562     9.017        52          7.597     9.067         1*
---------      ---         ------    ------       ---         ------    ------       ---

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP UBS Large Cap Growth RPM
2003  .       8.348    10.877         1*         8.353    10.889         1*         8.358    10.901
2004  .      10.877    11.264         1*        10.889    11.282         2         10.901    11.300
2005  .      11.264    11.546         3         11.282    11.569         2         11.300    11.594
2006  .      11.546    12.455         2         11.569    12.487         3         11.594    12.520
2007  .       N/A        N/A        N/A         12.487    14.798         2         12.520    14.844
2008  .      14.476     8.587         1*        14.798     8.618         2         14.844     8.649
2009  .       8.587    11.701         1*         8.618    11.749         5          8.649    11.798
2010  .      11.701    12.816         1*        11.749    12.874         2         11.798    12.934
2011  .      12.816    11.889         1*        12.874    11.949         2         12.934    12.011
2012  .      11.889    13.611         1*        11.949    13.687         1*        12.011    13.764
---------    ------    ------       ---         ------    ------         -         ------    ------
LVIP Vanguard Domestic Equity ETF
2011  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Vanguard International Equity ETF
2011  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
MFS VIT Core Equity
2003  .       8.208    10.263        16          8.212    10.273         9          8.218    10.285
2004  .      10.263    11.315         6         10.273    11.332         8         10.285    11.351
2005  .      11.315    11.293         5         11.332    11.316         8         11.351    11.340
2006  .      11.293    12.608         4         11.316    12.640         8         11.340    12.673
2007  .      12.608    13.750         4         12.640    13.792         8         12.673    13.835
2008  .      13.750     8.206         3         13.792     8.236         8         13.835     8.266
2009  .       8.206    10.674         3          8.236    10.718         8          8.266    10.762
2010  .      10.674    12.270         3         10.718    12.326         8         10.762    12.383
2011  .      12.270    11.915         2         12.326    11.975         8         12.383    12.037
2012  .      11.915    13.589         1*        11.975    13.665         8         12.037    13.742
---------    ------    ------       ---         ------    ------       ---         ------    ------
MFS VIT Growth
2003  .       7.893    10.089         5          7.899    10.101         1*         7.904    10.112
2004  .      10.089    11.186         7         10.101    11.205         6         10.112    11.223
2005  .      11.186    11.985         7         11.205    12.011         6         11.223    12.037
2006  .      11.985    12.686         6         12.011    12.720         5         12.037    12.754
2007  .      12.686    15.083         3         12.720    15.131         5         12.754    15.179
2008  .      15.083     9.265         3         15.131     9.300         3         15.179     9.334
2009  .       9.265    12.516         3          9.300    12.569         3          9.334    12.621
2010  .      12.516    14.161         1*        12.569    14.228         4         12.621    14.294
2011  .      14.161    13.851         1*        14.228    13.924         2         14.294    13.995
2012  .      13.851    15.951         1*        13.924    16.043         1*        13.995    16.133
---------    ------    ------       ---         ------    ------       ---         ------    ------
MFS VIT Total Return
2003  .       9.902    11.298        84          9.908    11.312        82          9.918    11.328
2004  .      11.298    12.339        85         11.312    12.360       137         11.328    12.384
2005  .      12.339    12.453       100         12.360    12.479       139         12.384    12.510
2006  .      12.453    13.673        77         12.479    13.709       139         12.510    13.750
2007  .      13.673    13.978        63         13.709    14.022       131         13.750    14.071
2008  .      13.978    10.680        52         14.022    10.719       118         14.071    10.762
2009  .      10.680    12.367        46         10.719    12.419       105         10.762    12.475
2010  .      12.367    13.337        37         12.419    13.399        73         12.475    13.466
2011  .      13.337    13.327        32         13.399    13.395        46         13.466    13.469
2012  .      13.327    14.542        28         13.395    14.624        47         13.469    14.712
---------    ------    ------       ---         ------    ------       ---         ------    ------
MFS VIT Utilities
2003  .       7.470     9.962         6          7.474     9.972        12          7.478     9.983
2004  .       9.962    12.723         5          9.972    12.743        15          9.983    12.763
2005  .      12.723    14.589        11         12.743    14.619        27         12.763    14.649
2006  .      14.589    18.793        17         14.619    18.842        28         14.649    18.890
2007  .      18.793    23.580        17         18.842    23.652        23         18.890    23.725
2008  .      23.580    14.424        17         23.652    14.476        17         23.725    14.528
2009  .      14.424    18.852        15         14.476    18.929        12         14.528    19.006
2010  .      18.852    21.049        11         18.929    21.145         7         19.006    21.242
2011  .      21.049    22.051        10         21.145    22.163         5         21.242    22.276
2012  .      22.051    24.556         9         22.163    24.693         7         22.276    24.831
---------    ------    ------       ---         ------    ------       ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP UBS Large Cap Growth RPM
2003  .          5          8.374    10.939         29        10.658    12.233         5
2004  .          4         10.939    11.357         43        12.233    12.713        14
2005  .          4         11.357    11.669         50        12.713    13.076        14
2006  .          3         11.669    12.620         44        13.076    14.155        14
2007  .          1*        12.620    14.985         42        14.155    16.825        15
2008  .          1*        14.985     8.745         40        16.825     9.828        13
2009  .          1*         8.745    11.945         32         9.828    13.439        10
2010  .          1*        11.945    13.116         27        13.439    14.770         9
2011  .          1*        13.116    12.198         21        14.770    13.751         8
2012  .          1*        12.198    14.000         29        13.751    15.797         7
---------        -         ------    ------         --        ------    ------        --
LVIP Vanguard Domestic Equity ETF
2011  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2012  .        N/A         10.395    10.605          5         N/A        N/A        N/A
---------      ---         ------    ------       ----        ------    ------       ---
LVIP Vanguard International Equity ETF
2011  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2012  .        N/A          8.802     9.805          4         N/A        N/A        N/A
---------      ---         ------    ------       ----        ------    ------       ---
MFS VIT Core Equity
2003  .          6          8.235    10.322         43        10.967    11.930        20
2004  .          6         10.322    11.408         54        11.930    13.199        24
2005  .          1*        11.408    11.414         46        13.199    13.219        24
2006  .          1*        11.414    12.776         42        13.219    14.811        22
2007  .          1*        12.776    13.968         36        14.811    16.209        22
2008  .          1*        13.968     8.358         33        16.209     9.708        20
2009  .          1*         8.358    10.898         30         9.708    12.672        15
2010  .          1*        10.898    12.559         20        12.672    14.617        11
2011  .          1*        12.559    12.226         19        14.617    14.244         8
2012  .          1*        12.226    13.978         18        14.244    16.302         7
---------      ---         ------    ------       ----        ------    ------       ---
MFS VIT Growth
2003  .         12          7.919    10.147         41        10.900    11.878         8
2004  .         17         10.147    11.279         71        11.878    13.216        14
2005  .         15         11.279    12.114         73        13.216    14.209        13
2006  .         14         12.114    12.855         69        14.209    15.093        10
2007  .         13         12.855    15.322         58        15.093    18.008        11
2008  .         14         15.322     9.436         49        18.008    11.101        11
2009  .         11          9.436    12.778         38        11.101    15.048         8
2010  .         11         12.778    14.494         26        15.048    17.085         6
2011  .          3         14.494    14.213         23        17.085    16.771         4
2012  .          3         14.213    16.408         20        16.771    19.381         1*
---------      ---         ------    ------       ----        ------    ------       ---
MFS VIT Total Return
2003  .        143          9.935    11.364      1,164        10.413    11.115       185
2004  .        143         11.364    12.442      1,698        11.115    12.181       602
2005  .        131         12.442    12.588      1,685        12.181    12.336       692
2006  .        126         12.588    13.856      1,562        12.336    13.592       667
2007  .        106         13.856    14.201      1,394        13.592    13.945       632
2008  .         99         14.201    10.878        997        13.945    10.692       564
2009  .         83         10.878    12.628        787        10.692    12.425       483
2010  .         72         12.628    13.652        645        12.425    13.446       423
2011  .         59         13.652    13.675        468        13.446    13.482       331
2012  .         55         13.675    14.959        381        13.482    14.763       259
---------      ---         ------    ------      -----        ------    ------       ---
MFS VIT Utilities
2003  .         25          7.492    10.016        200        10.751    11.953        28
2004  .         30         10.016    12.825        253        11.953    15.320        72
2005  .         54         12.825    14.742        314        15.320    17.629       125
2006  .         45         14.742    19.038        309        17.629    22.788       103
2007  .         37         19.038    23.947        330        22.788    28.693        97
2008  .         26         23.947    14.686        288        28.693    17.614        70
2009  .         20         14.686    19.241        200        17.614    23.101        55
2010  .         16         19.241    21.537        150        23.101    25.883        47
2011  .          9         21.537    22.619        121        25.883    27.211        38
2012  .         10         22.619    25.252        100        27.211    30.409        33
---------      ---         ------    ------      -----        ------    ------       ---

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
NB AMT Mid Cap Growth
2003  .       8.343    10.510        14          8.349    10.522        20          8.353    10.534
2004  .      10.510    12.024        10         10.522    12.044        36         10.534    12.063
2005  .      12.024    13.452        12         12.044    13.482        34         12.063    13.510
2006  .      13.452    15.177        13         13.482    15.218        35         13.510    15.256
2007  .      15.177    18.291        13         15.218    18.350        34         15.256    18.406
2008  .      18.291    10.189        10         18.350    10.226        26         18.406    10.263
2009  .      10.189    13.189         9         10.226    13.244        23         10.263    13.298
2010  .      13.189    16.748         6         13.244    16.827        22         13.298    16.903
2011  .      16.748    16.552         5         16.827    16.638        19         16.903    16.722
2012  .      16.552    18.302         5         16.638    18.407        15         16.722    18.509
---------    ------    ------        --         ------    ------        --         ------    ------
NB AMT Mid Cap Intrinsic Value
2003  .       9.810    13.108         7          9.816    13.123         6          9.823    13.139
2004  .      13.108    15.777         9         13.123    15.802        11         13.139    15.830
2005  .      15.777    17.381        13         15.802    17.418        14         15.830    17.457
2006  .      17.381    19.005        14         17.418    19.055        14         17.457    19.108
2007  .      19.005    19.311         7         19.055    19.372        10         19.108    19.435
2008  .      19.311    10.292         5         19.372    10.329         8         19.435    10.368
2009  .      10.292    14.836         4         10.329    14.898         7         10.368    14.961
2010  .      14.836    18.415         3         14.898    18.501         8         14.961    18.589
2011  .      18.415    16.937         3         18.501    17.024         6         18.589    17.113
2012  .      16.937    19.247         3         17.024    19.355         5         17.113    19.467
---------    ------    ------        --         ------    ------        --         ------    ------
PIMCO VIT CommodityRealReturn Strategy
2009  .      11.089    12.499         1*         N/A        N/A        N/A          N/A        N/A
2010  .       N/A        N/A        N/A         12.503    15.288         3          N/A        N/A
2011  .       N/A        N/A        N/A         15.288    13.910         1*         N/A        N/A
2012  .       N/A        N/A        N/A         13.910    14.391         1*         N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
Putnam VT Global Health Care
2003  .       8.279     9.641         2          8.283     9.651        12          8.291     9.664
2004  .       9.641    10.159         2          9.651    10.174         8          9.664    10.193
2005  .      10.159    11.312         2         10.174    11.334         8         10.193    11.361
2006  .      11.312    11.437         3         11.334    11.466         7         11.361    11.499
2007  .      11.437    11.183         2         11.466    11.216         8         11.499    11.254
2008  .      11.183     9.121         1*        11.216     9.153         5         11.254     9.189
2009  .       9.121    11.305         1*         9.153    11.351         5          9.189    11.400
2010  .      11.305    11.394         1*        11.351    11.446         6         11.400    11.502
2011  .      11.394    11.076         1*        11.446    11.132         4         11.502    11.192
2012  .      11.076    13.321         1*        11.132    13.394         4         11.192    13.473
---------    ------    ------       ---         ------    ------       ---         ------    ------
Putnam VT Growth & Income
2003  .       8.655    10.844         2          9.115    10.872        16          8.668    10.871
2004  .      10.844    11.852         2         10.872    11.888        14         10.871    11.894
2005  .      11.852    12.268         2         11.888    12.311        14         11.894    12.323
2006  .      12.268    13.987         2         12.311    14.043        13         12.323    14.064
2007  .      13.987    12.927         2         14.043    12.986        12         14.064    13.011
2008  .      12.927     7.795         1*        12.986     7.834        11         13.011     7.854
2009  .       7.795     9.953         1*         7.834    10.008        10          7.854    10.038
2010  .       9.953    11.198         1*        10.008    11.266         9         10.038    11.305
2011  .      11.198    10.504         1*        11.266    10.572         1*        11.305    10.614
2012  .      10.504    12.309         1*        10.572    12.395         1*        10.614    12.451
---------    ------    ------       ---         ------    ------       ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
NB AMT Mid Cap Growth
2003  .         36          8.370    10.570       299         10.839    12.166        24
2004  .         38         10.570    12.123       401         12.166    13.967        99
2005  .         34         12.123    13.597       417         13.967    15.681       105
2006  .         37         13.597    15.378       402         15.681    17.753       101
2007  .         33         15.378    18.581       429         17.753    21.472        95
2008  .         31         18.581    10.376       341         21.472    12.002        86
2009  .         21         10.376    13.465       266         12.002    15.591        60
2010  .         16         13.465    17.141       227         15.591    19.868        54
2011  .         13         17.141    16.983       201         19.868    19.704        30
2012  .         13         16.983    18.826       152         19.704    21.864        22
---------       --         ------    ------       ---         ------    ------       ---
NB AMT Mid Cap Intrinsic Value
2003  .         66          9.842    13.184       120         10.627    12.827        10
2004  .         71         13.184    15.907       221         12.827    15.493        61
2005  .         17         15.907    17.569       257         15.493    17.128        73
2006  .         23         17.569    19.259       239         17.128    18.794        69
2007  .         20         19.259    19.618       199         18.794    19.164        66
2008  .         13         19.618    10.481       159         19.164    10.249        53
2009  .          6         10.481    15.148       115         10.249    14.827        40
2010  .          6         15.148    18.849       102         14.827    18.468        29
2011  .          5         18.849    17.379        64         18.468    17.044        20
2012  .          6         17.379    19.798        50         17.044    19.437        16
---------       --         ------    ------       ---         ------    ------       ---
PIMCO VIT CommodityRealReturn Strategy
2009  .        N/A         10.869    12.518         7          9.625    12.526         3
2010  .        N/A         12.518    15.338        15         12.526    15.363         8
2011  .        N/A         15.338    13.983        22         15.363    14.020         6
2012  .        N/A         13.983    14.496        13         14.020    14.548         7
---------      ---         ------    ------       ---         ------    ------       ---
Putnam VT Global Health Care
2003  .         20          8.306     9.697        90         10.679    11.003        13
2004  .         15          9.697    10.244       104         11.003    11.635        27
2005  .         11         10.244    11.434       103         11.635    13.000        23
2006  .         13         11.434    11.590        96         13.000    13.191        22
2007  .         10         11.590    11.361        73         13.191    12.942        22
2008  .          9         11.361     9.290        63         12.942    10.594        18
2009  .          8          9.290    11.543        46         10.594    13.176        12
2010  .          7         11.543    11.663        33         13.176    13.327        12
2011  .          7         11.663    11.366        29         13.327    13.000         5
2012  .          7         11.366    13.703        21         13.000    15.689         3
---------      ---         ------    ------       ---         ------    ------       ---
Putnam VT Growth & Income
2003  .          8          8.684    10.908       154         10.926    12.163        10
2004  .          5         10.908    11.952       155         12.163    13.340        13
2005  .          5         11.952    12.402       150         13.340    13.857        10
2006  .          4         12.402    14.175       146         13.857    15.854        10
2007  .          3         14.175    13.134       122         15.854    14.704         9
2008  .          6         13.134     7.939        97         14.704     8.897         7
2009  .          6          7.939    10.163        46          8.897    11.401         7
2010  .          1*        10.163    11.463        29         11.401    12.872        11
2011  .          1*        11.463    10.778        25         12.872    12.115         5
2012  .          1*        10.778    12.663        20         12.115    14.248         5
---------      ---         ------    ------       ---         ------    ------       ---



* The numbers of Accumulation Units less than 500 were rounded up to one.


(1) Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP SSgA S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Lincoln Core Fund.

(2) Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.

(3) Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.

(4) Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.

(5) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.

(6) Effective October 9, 2010, the Delaware VIP (Reg. TM) Trend Series was reorganized into the Delaware VIP (Reg. TM) Smid Cap Growth Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP (Reg. TM) Trend Series.

(7) Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSgA Global Tactical Allocation Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.^

                               SAI 2

Lincoln ChoicePlus IISM
Lincoln Life Variable Annuity Account N  (Registrant)

The Lincoln National Life Insurance Company  (Depositor)



Statement of Additional Information (SAI)

This SAI should be read in conjunction with the Lincoln ChoicePlus IISM prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2013. You may obtain a copy of the Lincoln ChoicePlus IISM prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-888-868-2583.




Table of Contents





Item                                             Page
Special Terms                                   B-2
Services                                        B-2
Principal Underwriter                           B-2
Purchase of Securities Being Offered            B-2
Interest Adjustment Example                     B-2
Annuity Payouts                                 B-4
Examples of Regular Income Payment
Calculations                                    B-5


Item                                             Page
Determination of Accumulation and Annuity Unit
Value                                           B-5
Capital Markets                                 B-5
Advertising & Ratings                           B-6
About the S&P 500 Index                         B-6
Additional Services                             B-6
Other Information                               B-7
Financial Statements                            B-7


This SAI is not a prospectus.

The date of this SAI is May 1, 2013.

Special Terms

The special terms used in this SAI are the ones defined in the Prospectus.


Services

Independent Registered Public Accounting Firm

Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) our financial statements of the Lincoln Life Variable Annuity Account N as of December 31, 2012 and for the year then ended and the statement of changes in net assets in the year ended December 31, 2011; and b) our consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.



Keeper of Records

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.



Principal Underwriter

Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of Lincoln Life, serves as principal underwriter (the "Principal Underwriter") for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively, "LFN"), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $289,902,595, $358,027,469 and $437,205,763 to LFA and Selling Firms in 2010, 2011 and 2012 respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.




Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender chargemay be reduced or waived.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.



Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a market value adjustment in your contract.

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE

                             CASH SURRENDER VALUES



         Single Premium..................    $50,000
         Premium taxes...................    None
         Withdrawals.....................    None
         Guaranteed Period...............    5 years
         Guaranteed Interest Rate........    3.50%
         Annuity Date....................    Age 70
         Index Rate A....................    3.50%
         Index Rate B....................    4.00% End of contract year 1
                                             3.50% End of contract year 2
                                             3.00% End of contract year 3
                                             2.00% End of contract year 4
         Percentage adjustment to B......    0.50%



         Interest Adjustment Formula                  (1 + Index A)n
                                              ------------------------------
                                                                             -1
         n = Remaining Guaranteed Period      (1 + Index B + % Adjustment)n

                          SURRENDER VALUE CALCULATION


                                                   (3)
                   (1)             (2)          Adjusted     (4)         (5)         (6)         (7)
                 Annuity      1 + Interest       Annuity   Minimum   Greater of   Surrender   Surrender
Contract Year     Value    Adjustment Formula     Value     Value     (3) & (4)     Charge      Value
--------------- --------- -------------------- ---------- --------- ------------ ----------- ----------
1..............  $51,710       0.962268         $49,759    $50,710     $50,710      $4,250    $46,460
2..............  $53,480       0.985646         $52,712    $51,431     $52,712      $4,250    $48,462
3..............  $55,312       1.000000         $55,312    $52,162     $55,312      $4,000    $51,312
4..............  $57,208       1.009756         $57,766    $52,905     $57,766      $3,500    $54,266
5..............  $59,170          N/A           $59,170    $53,658     $59,170      $3,000    $56,170

                           ANNUITY VALUE CALCULATION



                   BOY*                             Annual         EOY**
                 Annuity         Guaranteed        Account        Annuity
Contract Year     Value        Interest Rate         Fee           Value
--------------- ---------     ---------------     ---------     ----------
 1..............$50,000   x       1.035       -   $40       =   $51,710
 2..............$51,710   x       1.035       -   $40       =   $53,480
 3..............$53,480   x       1.035       -   $40       =   $55,312
 4..............$55,312   x       1.035       -   $40       =   $57,208
 5..............$57,208   x       1.035       -   $40       =   $59,170

                         SURRENDER CHARGE CALCULATION



                 Surrender
                  Charge                      Surrender
Contract Year     Factor        Deposit        Charge
--------------- ----------     ---------     ----------
 1..............   8.5%    x   $50,000   =   $4,250
 2..............   8.5%    x   $50,000   =   $4,250
 3..............   8.0%    x   $50,000   =   $4,000
 4..............   7.0%    x   $50,000   =   $3,500
 5..............   6.0%    x   $50,000   =   $3,000

                       1 + INTEREST ADJUSTMENT FORMULA CALCULATION



Contract Year    Index A   Index B   Adj Index B     N     Result
--------------- --------- --------- ------------- ------ ---------
1..............  3.50%     4.00%       4.50%         4   0.962268
2..............  3.50%     3.50%       4.00%         3   0.985646
3..............  3.50%     3.00%       3.50%         2   1.000000
4..............  3.50%     2.00%       2.50%         1   1.009756
5..............  3.50%      N/A         N/A         N/A     N/A

                           MINIMUM VALUE CALCULATION



                                   Minimum           Annual
                                  Guaranteed        Account        Minimum
Contract Year                   Interest Rate         Fee           Value
---------------                ---------------     ---------     ----------
 1..............$50,000    x       1.015       -   $40       =   $50,710
 2..............$50,710    x       1.015       -   $40       =   $51,431
 3..............$51,431    x       1.015       -   $40       =   $52,162
 4..............$52,162    x       1.015       -   $40       =   $52,905
 5..............$52,905    x       1.015       -   $40       =   $53,658


                             * BOY = beginning of year

                                        ** EOY = end of year



Annuity Payouts

Variable Annuity Payouts
Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.

In order to determine the amount of variable annuity payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and
 o third, we calculate the value of the annuity units each period thereafter.

These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.

Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an Annuity Commencement Date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table.


The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.




Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the regular income payments. These examples assume that the investment return is the same as the assumed investment return
(AIR) to make the regular income payment calculations simpler to understand. The regular income payments will vary based on the investment performance of the underlying funds.



         Annuitant............................ Male, Age 65
         Secondary Life....................... Female, Age 63
         Purchase Payment..................... $200,000.00
         Regular Income Payment Frequency..... Annual
         AIR.................................. 4.0%
         Hypothetical Investment Return....... 4.0%

                                               20-year Access Period    30-Year Access Period
         Regular Income Payment............... $ 10,600.94              $10,004.94

A 10% withdrawal from the account value will reduce the regular income payments by 10% to $9,540.85 with the 20-year access period and $9,004.45 with the 30-year access period.

At the end of the 20-year access period, the remaining account value of $109,921.94 (assuming no withdrawals) will be used to continue the $10,600.94 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. At the end of the 30-year access period, the remaining account value of $65,108.01 (assuming no withdrawals) will be used to continue the $10,004.94 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. (Note: the regular income payments during the lifetime income period will vary with the investment performance of the underlying funds).



Determination of Accumulation and Annuity Unit Value
A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.

Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.


Capital Markets

In any particular year, our capital may increase or decrease depending on a variety of factors - the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.

Advertising & Ratings

We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is positive for Moody's and stable for A.M. Best, Fitch, and Standard & Poor's. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.


About the S&P 500 Index


Investors look to indexes as a standard of market performance. Indexes are groups of stocks or bonds selected to represent an entire market. The S&P 500 Index is a widely used measure of large US company stock performance. It consists of the common stocks of 500 major corporations selected according to size, frequency and ease by which their stocks trade, and range and diversity of the American economy.


In some cases, fund names and/or their objectives may include references to certain indices, such as the S&P 500 Index. Neither the contract nor the funds are sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the contract or any member of the public regarding the advisability of investing in securities generally or in the contract particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the contract. S&P has no obligation to take the needs of the Licensee or the owners of the contract into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the contract or the timing of the issuance or sale of the contract or in the determination or calculation of the equation by which the contract is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the contract.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



Additional Services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain subaccounts, or the fixed side (if available) of the contract into the subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
 o the Annuity Commencement Date;
 o the value of the amount being DCA'd is depleted; or
 o you cancel the program by written request or by telephone if we have your telephone authorization on file.

We reserve the right to restrict access to this program at any time.

A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional purchase payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional purchase payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.


Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to us. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.


Cross Reinvestment Program/Earnings Sweep Program - Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.

Beginning May 1, 2010, the cross reinvestment service is no longer available unless the contractowner has enrolled in this service prior to this date. Contractowners who are currently enrolled in this service will not be impacted by this change.

Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.



Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.



Financial Statements

The December 31, 2012 financial statements of the VAA and the December 31, 2012 consolidated financial statements of Lincoln Life appear on the following pages.

                              PROSPECTUS 3

Lincoln ChoicePlus AssuranceSM (B Share)
Lincoln Life Variable Annuity Account N
Individual Variable Annuity Contracts
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnFinancial.com
1-888-868-2583

This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life or Company). This contract is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth
IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. However, IRAs provide tax deferral whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate Contract Value and to provide retirement income over a certain period of time, or for life, subject to certain conditions. The benefits offered under this contract may be a variable or fixed amount, if available, or a combination of both. If you die before the Annuity Commencement Date, we will pay your Beneficiary a Death Benefit. In the alternative, you generally may choose to receive a Death Benefit upon the death of the Annuitant.

The state in which your contract is issued will govern whether or not certain features, riders, restrictions, limitations, charges and fees will apply to your contract. You should refer to your contract for these state-specific features. Please check with your registered representative regarding their availability.

The minimum initial Purchase Payment for the contract is $10,000. Additional Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.

Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. Also, an Interest Adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a Guaranteed Period.


We do offer variable annuity contracts that have lower fees.

You should carefully consider whether or not this contract is the best product for you.


All Purchase Payments for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract's variable options. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.


The available funds are listed below:


AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II):
     Invesco V.I. American Franchise Fund*
     (formerly Invesco VanKampen V.I. American Franchise Fund)
     Invesco V.I. Core Equity Fund*
     Invesco V.I. International Growth Fund*

AllianceBernstein Variable Products Series Fund (Class B):
     AllianceBernstein VPS Global Thematic Growth Portfolio AllianceBernstein VPS Growth and Income Portfolio*, ** AllianceBernstein VPS International Value Portfolio*, ** AllianceBernstein VPS Large Cap Growth Portfolio* AllianceBernstein VPS Small/Mid Cap Value Portfolio

American Century Variable Portfolios II, Inc. (Class II):
     American Century VP Inflation Protection Fund*, **

American Funds Insurance Series (Reg. TM) (Class 2):
     American Funds Global Growth Fund*
     American Funds Global Small Capitalization Fund*
     American Funds Growth Fund*
     American Funds Growth-Income Fund*
     American Funds International Fund*

BlackRock Variable Series Funds, Inc. (Class III)
     BlackRock Global Allocation V.I. Fund

Delaware VIP (Reg. TM) Trust (Service Class):
     Delaware VIP (Reg. TM) Diversified Income Series
     Delaware VIP (Reg. TM) Emerging Markets Series
     Delaware VIP (Reg. TM) High Yield Series*
     Delaware VIP (Reg. TM) Limited-Term Diversified Income Series Delaware VIP (Reg. TM) REIT Series

     Delaware VIP (Reg. TM) Small Cap Value Series
     Delaware VIP (Reg. TM) Smid Cap Growth Series
     Delaware VIP (Reg. TM) U.S. Growth Series
     Delaware VIP (Reg. TM) Value Series

DWS Investments VIT Funds (Class B):
     DWS Equity 500 Index VIP Portfolio*, **
     DWS Small Cap Index VIP Portfolio*, **

DWS Variable Series II (Class B):
     DWS Alternative Asset Allocation VIP Portfolio

Fidelity (Reg. TM) Variable Insurance Products (Service Class 2):
     Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio
     Fidelity (Reg. TM) VIP Equity-Income Portfolio*, **
     Fidelity (Reg. TM) VIP Growth Portfolio

     Fidelity (Reg. TM) VIP Mid Cap Portfolio

     Fidelity (Reg. TM) VIP Overseas Portfolio*, **

Franklin Templeton Variable Insurance Products Trust
     (Class 2):
     FTVIPT Franklin Income Securities Fund
     FTVIPT Franklin Small-Mid Cap Growth Securities Fund*, **
     FTVIPT Mutual Shares Securities Fund
     FTVIPT Templeton Global Bond Securities Fund*
     FTVIPT Templeton Growth Securities Fund*

Janus Aspen Series (Service Class):
     Janus Aspen Balanced Portfolio*
     Janus Aspen Enterprise Portfolio*
     Janus Aspen Global Research Portfolio*
     (formerly Janus Aspen Worldwide Portfolio)

Lincoln Variable Insurance Products Trust (Service Class):
     LVIP Baron Growth Opportunities Fund
     LVIP BlackRock Emerging Markets RPM Fund
   (formerly LVIP BlackRock Emerging Markets Index RPM Fund)
     LVIP BlackRock Equity Dividend RPM Fund
     (formerly LVIP Wells Fargo Intrinsic Value Fund)
     LVIP BlackRock Inflation Protected Bond Fund
     LVIP Capital Growth Fund
     LVIP Clarion Global Real Estate Fund
     (formerly LVIP Cohen & Steers Global Real Estate Fund)
     LVIP Columbia Small-Mid Cap Growth RPM Fund
     (formerly LVIP Turner Mid-Cap Growth Fund)
     LVIP Delaware Bond Fund
     LVIP Delaware Diversified Floating Rate Fund
     LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund* LVIP Delaware Growth and Income Fund*
     LVIP Delaware Social Awareness Fund
     LVIP Delaware Special Opportunities Fund
     LVIP Dimensional Non-U.S. Equity RPM Fund
     (formerly LVIP Dimensional Non-U.S. Equity Fund)
     LVIP Dimensional/Vanguard Total Bond Fund
     LVIP Dimensional U.S. Equity RPM Fund
     (formerly LVIP Dimensional U.S. Equity Fund)
     LVIP Global Income Fund
     LVIP JPMorgan High Yield Fund
     (formerly LVIP J.P. Morgan High Yield Fund)
     LVIP JPMorgan Mid Cap Value RPM Fund
     (formerly LVIP Columbia Value Opportunities Fund)
     LVIP MFS International Growth Fund
     LVIP MFS International Growth RPM Fund*

     LVIP MFS Value Fund
     LVIP Mid-Cap Value Fund
     LVIP Mondrian International Value Fund
     LVIP Money Market Fund
     LVIP RPM BlackRock Global Allocation V.I. Fund*
     LVIP RPM Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio* LVIP SSgA Bond Index Fund
     LVIP SSgA Conservative Index Allocation Fund
     LVIP SSgA Conservative Structured Allocation Fund
     LVIP SSgA Developed International 150 Fund
     LVIP SSgA Emerging Markets 100 Fund
     LVIP SSgA Global Tactical Allocation RPM Fund
     (formerly LVIP SSgA Global Tactical Allocation Fund)
     LVIP SSgA International Index Fund
     LVIP SSgA Large Cap 100 Fund
     LVIP SSgA Large Cap RPM Fund*
     LVIP SSgA Moderate Index Allocation Fund
     LVIP SSgA Moderate Structured Allocation Fund
     LVIP SSgA Moderately Aggressive Index Allocation Fund
     LVIP SSgA Moderately Aggressive Structured Allocation Fund
     LVIP SSgA S&P 500 Index Fund***
     LVIP SSgA Small-Cap Index Fund
     LVIP SSgA Small-Cap RPM Fund*
     LVIP SSgA Small-Mid Cap 200 Fund
     LVIP T. Rowe Price Growth Stock Fund
     LVIP T. Rowe Price Structured Mid-Cap Growth Fund
     LVIP Templeton Growth RPM Fund
     (formerly LVIP Templeton Growth Fund)
     LVIP UBS Large Cap Growth RPM Fund
     (formerly LVIP Janus Capital Appreciation Fund)
     LVIP Vanguard Domestic Equity ETF Fund
     LVIP Vanguard International Equity ETF Fund
     LVIP Protected Profile 2010 Fund*
     LVIP Protected Profile 2020 Fund*
     LVIP Protected Profile 2030 Fund*
     LVIP Protected Profile 2040 Fund*
     LVIP Protected Profile Conservative Fund
     LVIP Protected Profile Growth Fund
     LVIP Protected Profile Moderate Fund

Lincoln Variable Insurance Products Trust (Service Class II):
     LVIP American Global Growth Fund*
     LVIP American Global Small Capitalization Fund*
     LVIP American Growth Fund*
     LVIP American Growth-Income Fund*
     LVIP American International Fund*

MFS (Reg. TM) Variable Insurance TrustSM (Service Class):

     MFS (Reg. TM) VIT Core Equity Series*
     MFS (Reg. TM) VIT Growth Series

     MFS (Reg. TM) VIT Total Return Series*, **
     MFS (Reg. TM) VIT Utilities Series

Neuberger Berman Advisers Management Trust (I Class):
     Neuberger Berman AMT Mid-Cap Growth Portfolio*, **
     Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio*

PIMCO Variable Insurance Trust (Advisor Class)
     PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio

Putnam Variable Trust (Class IB):
     Putnam VT Global Health Care Fund*
     Putnam VT Growth & Income Fund*

* Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.

**It is currently anticipated that on or about May 17, 2013, we will close and replace these Investment options. See the Description of the Funds section for further information.

*** "Standard & Poor's (Reg. TM)", "S&P 500 (Reg. TM)", "Standard & Poor's 500 (Reg. TM)" and "500" are trademarks of Standard & Poor's Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.




This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.


Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

May 1, 2013

Table of Contents




Item                                                          Page
Special Terms                                                   5
Expense Tables                                                  8
Summary of Common Questions                                    19
The Lincoln National Life Insurance Company                    22
Variable Annuity Account (VAA)                                 23
Investments of the Variable Annuity Account                    23
Charges and Other Deductions                                   31
The Contracts                                                  43
 Purchase Payments                                             44
 Transfers On or Before the Annuity Commencement Date          45
 Surrenders and Withdrawals                                    48
 Death Benefit                                                 51
 Investment Requirements                                       55
 Living Benefit Riders                                         62
 Lincoln Lifetime IncomeSM Advantage 2.0                       62
 Lincoln Lifetime IncomeSM Advantage                           73
 Lincoln SmartSecurity (Reg. TM) Advantage                     81
 4LATER (Reg. TM) Advantage Protected Funds                    87
 i4LIFE (Reg. TM) Advantage                                    90
 Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage     95
 4LATER (Reg. TM) Advantage                                   102
 Lincoln Long-Term CareSM Advantage                           106
 Annuity Payouts                                              129
 Fixed Side of the Contract                                   137
Distribution of the Contracts                                 140
Federal Tax Matters                                           141
Additional Information                                        146
 Voting Rights                                                146
 Return Privilege                                             147
 Other Information                                            147
 Legal Proceedings                                            148
Contents of the Statement of Additional Information (SAI)
for Lincoln Life Variable Annuity Account N                   149
Appendix A - Condensed Financial Information                  A-1
Appendix B - Condensed Financial Information                  B-1

Special Terms
In this prospectus, the following terms have the indicated meanings:

4LATER (Reg. TM) Advantage or 4LATER (Reg. TM)-An option that provides an Income Base during the accumulation period, which can be used to establish a Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage in the future.


4LATER (Reg. TM) Advantage Protected Funds-An option that provides an Income Base during the accumulation period, which can be used to establish a Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds if you adhere to certain Investment Requirements.

5% Enhancement-A feature under Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 and 4LATER (Reg. TM) Advantage Protected Funds in which the Guaranteed Amount or Income Base, as applicable, minus Purchase Payments received in that year, will be increased by 5%, subject to certain conditions.

Access Period-Under i4LIFE (Reg. TM) Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.

Account or Variable Annuity Account (VAA)-The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Account Value-Under i4LIFE (Reg. TM) Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE (Reg. TM) Advantage is effective (or initial Purchase Payment if i4LIFE (Reg. TM) Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments, and withdrawals.

Accumulation Unit-A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE (Reg. TM) Advantage Account Value during the Access Period.


Adjustment Date-Under Lincoln SmartIncomeSM Inflation, the first day of January each year. The Scheduled Payment and the Reserve Value will be adjusted on each Adjustment Date.


Annuitant-The person upon whose life the annuity benefit payments are based, and upon whose life a Death Benefit may be paid.

Annuity Commencement Date-The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE (Reg. TM) Advantage).

Annuity Payout-A regularly Scheduled Payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE (Reg. TM) Advantage has been elected). Payments may be variable or fixed, or a combination of both.

Annuity Unit-A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date. See Annuity Payouts.


Automatic Annual Step-up-Under Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 and 4LATER (Reg. TM) Advantage Protected Funds, the Guaranteed Amount or Income Base, as applicable, will automatically step-up to the contract value on each Benefit Year anniversary, subject to certain conditions.


Beneficiary-The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.

Benefit Year-Under Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity (Reg. TM) Advantage and 4LATER (Reg.
TM) Advantage Protected Funds, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity (Reg. TM) Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.

Contractowner (you, your, owner)-The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.

Contract Value (may be referred to as Account Value in marketing materials)-At a given time before the Annuity Commencement Date, the total value of all Accumulation Units for a contract plus the value of the fixed side of the contract, if any.

Contract Year-Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.


CPI-The Consumer Price Index used to measure inflation.

CPI Adjustment-Under Lincoln SmartIncomeSM Inflation, adjustments made to the Scheduled Payments and the Reserve Value as a result of fluctuations in the CPI.

CPI Value-The number published monthly by the Bureau of Labor Statistics that represents the Consumer Price Index. Under Lincoln SmartIncomeSM Inflation, the CPI Value is used to determine if the Scheduled Payments and Reserve Value will go up or down each year.

Death Benefit-Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies or, if selected, to the Contractowner if the Annuitant dies. See The Contracts - Death Benefit for a description of the various Death Benefit options.

Enhancement Period-Under Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage, and 4LATER (Reg. TM) Advantage Protected Funds, the 10-year period during which the 5% Enhancement is in effect. A new Enhancement Period will begin each time an Automatic Annual Step-up to the Contract Value occurs.


Excess Withdrawals-Amounts withdrawn during a Benefit Year, as specified for each Living Benefit rider, which decrease or eliminate the guarantees under the rider.


Good Order-The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.


Guaranteed Amount-The value used to calculate your withdrawal benefit under Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity (Reg. TM) Advantage.


Guaranteed Amount Annuity Payout Option-A fixed Annuity Payout option available under Lincoln SmartSecurity (Reg. TM) Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.

Guaranteed Annual Income-The guaranteed periodic withdrawal amount available from the contract each year for life under Lincoln Lifetime IncomeSM Advantage 2.0.

Guaranteed Annual Income Amount Annuity Payout Option-A payout option available under Lincoln Lifetime IncomeSM Advantage 2.0 in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life.

Guaranteed Income Benefit-An option that provides a guaranteed minimum payout floor for the i4LIFE (Reg. TM) Advantage Regular Income Payments. The calculation of the Guaranteed Income Benefit or the features applicable to the Guaranteed Income Benefit may vary based on the rider provisions applicable to certain Contractowners.


Guaranteed Minimum Scheduled Payment-The minimum payment you will receive under Lincoln SmartIncomeSM Inflation (as adjusted for Unscheduled Payments, charges and taxes).


Guaranteed Period-The length of the period during which Contract Value in a fixed account will be credited a guaranteed interest rate.

i4LIFE (Reg. TM) Advantage-An Annuity Payout option which combines periodic variable Regular Income Payments for life and a Death Benefit with the ability to make withdrawals during a defined period, the Access Period.


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds-i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is an optional feature under i4LIFE (Reg. TM) Advantage that provides a higher Guaranteed Income Benefit percentage if you adhere to certain Investment Requirements.

Income Base-Under the Lincoln Lifetime IncomeSM Advantage 2.0, a value used to calculate the Guaranteed Annual Income amount. Under 4LATER (Reg. TM) Advantage or 4LATER (Reg. TM) Advantage Protected Funds, the Income Base will be used to calculate the minimum payouts available under your contract at a later date. The amount of the Income Base varies based on when you elect the rider, and is adjusted as set forth in this prospectus.


Interest Adjustment-An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.

Investment Requirements-Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit riders.

Lifetime Income Period-Under i4LIFE (Reg. TM) Advantage, the period of time following the Access Period during which we make Regular Income Payments to you (and Secondary Life, if applicable) for the rest of your life. During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.


Lincoln Life (we, us, our, Company)-The Lincoln National Life Insurance
Company.

Lincoln Lifetime IncomeSM Advantage 2.0-Provides minimum guaranteed lifetime periodic withdrawals that may increase based on automatic enhancements and age-based increases to the withdrawal amount, regardless of the investment performance of the contract and provided certain conditions are met.


Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds- An optional feature under Lincoln Lifetime IncomeSM Advantage 2.0 that provides a higher Guaranteed Annual Income amount percentage if you adhere to certain Investment Requirements.

Lincoln Lifetime IncomeSM Advantage-Provides minimum guaranteed lifetime periodic withdrawals that may increase, regardless of the investment performance of the contract and provided certain conditions are met. The Lincoln Lifetime IncomeSM Advantage Plus may provide an amount equal to the excess of the initial Guaranteed Amount over the current Contract Value.

Lincoln Long-Term CareSM Advantage - An option that provides monthly payments, tax free, to help pay for long-term care in the event you become chronically ill or suffer cognitive impairment, and are receiving long-term care services that qualify for coverage under the rider, if certain conditions are met.

Lincoln SmartIncomeSM Inflation-A fixed Annuity Payout option that provides periodic Annuity Payouts that may increase or decrease annually based on fluctuations in the Consumer Price Index.

Lincoln SmartSecurity (Reg. TM) Advantage-Provides minimum guaranteed periodic withdrawals (for life, if the 1 Year Automatic Step-Up option is chosen), regardless of the investment performance of the contract and provided certain conditions are met, that may increase due to subsequent Purchase Payments and step-ups.


Living Benefit-A general reference to certain riders that may be available for purchase that provide some type of a minimum guarantee while you are alive. These riders are the Lincoln SmartSecurity (Reg. TM) Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage, 4LATER (Reg. TM) Advantage Protected Funds, 4LATER (Reg. TM) Advantage, i4LIFE (Reg.
TM) Advantage (with or without the Guaranteed Income Benefit) and Lincoln Long-Term CareSM Advantage. If you select a Living Benefit rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.

Maximum Annual Withdrawal-The guaranteed periodic withdrawal available under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage.


Maximum Annual Withdrawal Amount Annuity Payout Option - A fixed Annuity Payout option available under Lincoln Lifetime IncomeSM Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.


Nursing Home Enhancement-A feature that will increase the Guaranteed Annual Income amount under Lincoln Lifetime IncomeSM Advantage 2.0 or the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage upon admittance to an approved nursing care facility, subject to certain conditions.



Periodic Income Commencement Date-The Valuation Date on which the amount of i4LIFE (Reg. TM) Advantage Regular Income Payments are determined.

Purchase Payments-Amounts paid into the contract.


Regular Income Payments-The variable, periodic income payments paid under i4LIFE (Reg. TM) Advantage.


Reserve Value-Under Lincoln SmartIncomeSM Inflation, the value that is established to determine the amount available for Unscheduled Payments and the Death Benefit, if any. The Reserve Value will be adjusted either up or down on an annual basis depending on the percentage change of the CPI.


Rider Date-The effective date of the Lincoln SmartIncomeSM Inflation rider.

Rider Year-Under Lincoln SmartIncomeSM Inflation, each 12-month period starting with the Rider Date and starting each Rider Date anniversary after that.


Scheduled Payments-Under Lincoln SmartIncomeSM Inflation, Annuity Payouts for the life of the Annuitant (and Secondary Life, if applicable). The Scheduled Payment will be adjusted either up or down on an annual basis depending on the percentage change of the CPI.

Secondary Life-Under i4LIFE (Reg. TM) Advantage, 4LATER (Reg. TM) Advantage Protected Funds, and Lincoln SmartIncomeSM Inflation, the person designated by the Contractowner upon whose life the Annuity Payouts will also be contingent.

Selling Group Individuals-A Contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a sales representative under contract with us:

 o Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us) and their spouses and minor children.
 o Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children, of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.


Subaccount-The portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.


Unscheduled Payments-Under Lincoln SmartIncomeSM Inflation, withdrawals that are in addition to your Scheduled Payments up to the amount of the Reserve Value less any related charges and deductions for premium tax. Unscheduled Payments will reduce the Scheduled Payments and Guaranteed Minimum Scheduled Payment in the same proportion that they reduce the Reserve Value.


Valuation Date-Each day the New York Stock Exchange (NYSE) is open for trading.


Valuation Period-The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation
Date) and ending at the close of such trading on the next Valuation Date.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.


The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or (if available) the fixed account. State premium taxes may also be deducted.



                       CONTRACTOWNER TRANSACTION EXPENSES




Accumulation Phase:
  Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):1.......    7.00%
We may also apply an Interest Adjustment to amounts being withdrawn, surrendered or transferred from a Guaranteed
Period account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum Annual
Withdrawal amount under Lincoln SmartSecurity (Reg. TM) Advantage and Regular Income
Payments under i4LIFE (Reg. TM) Advantage).
See Fixed Side of the Contract.





Payout Phase:
  Maximum Lincoln SmartIncomeSM Inflation Unscheduled Payment charge (as a percentage of the Unscheduled
   Payment):2.............................................................................    7.00%


1 The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions - Surrender Charge.

2 The Unscheduled Payment charge percentage is reduced over time.



The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE (Reg. TM) Advantage rider.

 o Table A reflects the expenses for a contract that has not elected the i4LIFE (Reg. TM) Advantage (Base contract).
 o Table B reflects the expenses for a contract that has elected the i4LIFE (Reg. TM) Advantage.
 o Table C reflects the expenses for a contract that has elected i4LIFE (Reg.
   TM) Advantage and previously purchased the Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds.
 o Table D reflects the expenses for a contract that has elected i4LIFE (Reg.
   TM) Advantage and previously purchased the 4LATER (Reg. TM) Advantage.

                                    TABLE A



Annual Account Fee:1......................................................................     $    35
Separate Account Annual Expenses (as a percentage of average daily net assets in the
  Subaccounts):2,3
Account Value Death Benefit
  Mortality and Expense Risk Charge.......................................................        1.15%
  Administrative Charge...................................................................        0.10%
  Total Separate Account Expenses.........................................................        1.25%
Guarantee of Principal Death Benefit
  Mortality and Expense Risk Charge.......................................................        1.20%
  Administrative Charge...................................................................        0.10%
  Total Separate Account Expenses.........................................................        1.30%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Mortality and Expense Risk Charge.......................................................        1.45%
  Administrative Charge...................................................................        0.10%
  Total Separate Account Expenses.........................................................        1.55%
Estate Enhancement Benefit (EEB)
  Mortality and Expense Risk Charge.......................................................        1.65%

  Administrative Charge..................    0.10%
  Total Separate Account Expenses........    1.75%





                                                                                    Single      Joint
Optional Living Benefit Rider Charges:4                                              Life        Life
Lincoln Lifetime IncomeSM Advantage 2.0:5,6
  Guaranteed Maximum Charge.....................................................     2.00%      2.00%
  Current Charge................................................................     1.05%      1.25%
Lincoln Lifetime IncomeSM Advantage:7
  Guaranteed Maximum Charge.....................................................     1.50%      1.50%
  Current Charge................................................................     0.90%      0.90%
  Additional Charge for Lincoln Lifetime IncomeSM Advantage Plus................     0.15%      0.15%
Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option:8
  Guaranteed Maximum Charge.....................................................     1.50%      1.50%
  Current Charge................................................................     0.85%      1.00%
Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option:8
  Guaranteed Maximum Charge.....................................................     0.95%       N/A
  Current Charge................................................................     0.85%       N/A
4LATER (Reg. TM) Advantage:9
  Guaranteed Maximum Charge.....................................................     1.50%       N/A
  Current Charge................................................................     0.65%       N/A
4LATER (Reg. TM) Advantage Protected Funds:10
  Guaranteed Maximum Charge.....................................................     2.00%      2.00%
  Current Charge................................................................     1.05%      1.25%
Lincoln Long-Term CareSM Advantage:11...........................................
  Acceleration Benefit Charge12.................................................
   Guaranteed Maximum Charge Level Benefit or Growth Benefit....................     1.50%       N/A
   Current Charge Level Benefit.................................................     0.35%       N/A
   Current Charge Growth Benefit................................................     0.50%       N/A
  Extension Benefit Charge13....................................................
   Guaranteed Maximum Charge....................................................      N/A        N/A
   Current Charge (Contractowners aged 70-74)...................................     0.76%       N/A
  Optional Nonforfeiture Benefit Charge14.......................................
   Guaranteed Maximum Charge....................................................      N/A        N/A
   Current Charge (Contractowners aged 70-74)...................................     0.12%       N/A




1 The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee may be less in some states and will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.

2 For contracts purchased prior to June 6, 2005, the total annual charges are as follows: EEB 1.65%; EGMDB 1.45%; Guarantee of Principal 1.35%; Account Value N/A. In the event of a subsequent Death Benefit change, the charge will be based on the charges in effect at the time the contract was purchased.


3 The mortality and expense risk charge and administrative charge together are 1.40% on and after the Annuity Commencement Date.

4 Only one Living Benefit rider may be elected from this chart.


5 As an annualized percentage of the Income Base (initial Purchase Payment or
  Contract Value at the time of election), as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and decreased by Excess Withdrawals. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage 2.0 Charge for a discussion of these changes to the Income Base. This charge is deducted from the Contract Value on a quarterly basis.


6 There is no additional charge for Lincoln Lifetime IncomeSM Advantage 2.0
  Protected Funds over and above the charge for Lincoln Lifetime IncomeSM Advantage 2.0.


7 As an annualized percentage of the Guaranteed Amount (initial Purchase
  Payment or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln Lifetime IncomeSM Advantage riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge for further information. After December 31, 2010 (or later in some states), these riders are no longer available for sale.

8 As an annualized percentage of the Guaranteed Amount (initial Purchase
  Payment or Contract Value at the time of election), as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option riders purchased prior to December 3, 2012, the current annual percentage charge will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up
 option riders the current annual percentage charge will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount. Beginning January 16, 2009, the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option is no longer available for purchase. Beginning on May 20, 2013 Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will no longer be available for purchase. See Charges and Other Deductions - Lincoln SmartSecurity (Reg. TM) Advantage Charge for further information.

9 As an annualized percentage of the Income Base (initial Purchase Payment or
  Contract Value at the time of election), as increased for subsequent Purchase Payments, automatic 15% Enhancements, and resets and decreased for withdrawals. This charge is deducted from the Subaccounts on a quarterly basis. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions - 4LATER (Reg.
  TM) Advantage Charge for further information. As of July 16, 2012, (or later in some states) this rider is no longer available for sale.

10 As an annualized percentage of the Income Base (initial Purchase Payment or
   Contract Value at the time of election), as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and decreased by withdrawals. See Charges and Other Deductions - 4LATER (Reg. TM) Advantage Protected Funds Charge for a discussion of these changes to the Income Base.

11 Lincoln Long-Term CareSM Advantage is not available with the EEB Death
  Benefit.

12 The Acceleration Benefit Charge percentage rate is assessed against the LTC
   Guaranteed Amount as of the date the charge is deducted. The Acceleration Benefit Charge percentage rates are different for the Level Benefit and Growth Benefit. For the Level Benefit, the LTC Guaranteed Amount is equal to your initial Purchase Payment and any subsequent Purchase Payments made in the first 90 days after purchase. For the Growth Benefit, the LTC Guaranteed Amount is equal to your initial Purchase Payment and any subsequent Purchase Payments made in the first 90 days after purchase and increases annually by the amount of investment gain, if any, in the Subaccounts and any fixed account in which the Contractowner is invested through Automatic Step-ups. Benefit payments decrease the LTC Guaranteed Amount, as will Excess Withdrawals. We will give you 30 days written notice of our intent to raise the current percentage rate for the Acceleration Benefit Charge, up to the maximum allowable charge of 1.50% of the LTC Guaranteed Amount. See Charges and Other Deductions - Rider Charges - Lincoln Long-Term CareSM Advantage Charges for additional information.

13 The Extension Benefit Charge percentage rate is assessed against the Extension Benefit as of the date the charge is deducted. The Extension Benefit is double the dollar amount of the Acceleration Benefit as of 90 days after the contract date. The Extension Benefit will be decreased for Excess Withdrawals and Extension Benefit payments. The charge varies based upon your age as of the contract date. There is no maximum guaranteed charge for the Extension Benefit. The current Extension Benefit Charge percentage rate may increase after the contract date subject to prior state regulatory approval, although it will be increased for all Contractowners in the same class as determined in a nondiscriminatory manner. We will give you 30 days written notice of our intent to raise the percentage rate. The highest current percentage charge will be 0.68% (0.17% quarterly) for contracts issued in the following states: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY. See Charges and Other Deductions - Rider Charges - Lincoln Long-Term CareSM Advantage Charges for additional information.

14 The Optional Nonforfeiture Benefit Charge percentage rate is assessed against the Extension Benefit as of the date the charge is deducted. The charge varies based upon your age as of the contract date. There is no maximum guaranteed charge for the Optional Nonforfeiture Benefit. The current Optional Nonforfeiture Benefit Charge percentage rate may increase after the contract date subject to prior state regulatory approval, although it will be the same for all Contractowners in the same class as determined in a nondiscriminatory manner. We will give you 30 days written notice of our intent to raise the percentage rate. The highest current percentage charge will be 0.11% (0.0275% quarterly) for contracts issued in the following states: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY. See Charges and Other Deductions - Rider Charges - Lincoln Long-Term CareSM Advantage Charges for additional information.




                                    TABLE B



Annual Account Fee:1......................................................     $    35
i4LIFE (Reg. TM) Advantage without Guaranteed Income Benefit (version 4):2
  Account Value Death Benefit.............................................        1.65%
  Guarantee of Principal Death Benefit....................................        1.70%
  Enhanced Guaranteed Minimum Death Benefit (EGMDB).......................        1.95%






                                                                             Single      Joint
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4):3,4     Life        Life
Account Value Death Benefit
  Guaranteed Maximum Charge..............................................     3.65%      3.65%
  Current Charge.........................................................     2.30%      2.50%
Guarantee of Principal Death Benefit
  Guaranteed Maximum Charge..............................................     3.70%      3.70%
  Current Charge.........................................................     2.35%      2.55%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Guaranteed Maximum Charge..............................................     3.95%      3.95%
  Current Charge.........................................................     2.60%      2.80%

i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (versions 1, 2 and 3):5
Account Value Death Benefit
  Guaranteed Maximum Charge......................................................    3.15%
  Current Charge.................................................................    2.15%
Guarantee of Principal Death Benefit
  Guaranteed Maximum Charge......................................................    3.20%
  Current Charge.................................................................    2.20%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Guaranteed Maximum Charge......................................................    3.45%
  Current Charge.................................................................    2.45%




1 The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee may be less in some states and will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.


2 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE (Reg. TM) Advantage. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Rider Charge for further information. These charges continue during the Access Period. The i4LIFE (Reg. TM) Advantage charge is reduced to 1.65% during the Lifetime Income Period.

3 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit (version 4) is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge of 2.00%. These charges are added to the i4LIFE (Reg. TM) Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE (Reg. TM) Advantage charge of 1.65%. See Charges and Other Deductions - i4LIFE (Reg.
  TM) Advantage with Guaranteed Income Benefit (version 4) Charge for further information.

4 There is no additional charge for i4LIFE (Reg. TM) Advantage Guaranteed
  Income Benefit Protected Funds over and above the charge for i4LIFE (Reg.
  TM) Advantage Guaranteed Income Benefit (version 4).

5 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit is 0.50% of Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE (Reg. TM) Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE (Reg. TM) Advantage charge of 1.65%. The percentage charge may change to the current charge in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge percentage. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Charge for further information.



                                    TABLE C



Annual Account Fee:1......................................................................                 $    35
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for purchasers who      Single       Joint
  previously purchased
Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds:....     Life         Life
Separate Account Annual Expenses (as a percentage of average daily net assets in the
  Subaccounts):
  Account Value Death Benefit.............................................................     1.25%          1.25%
  Guarantee of Principal Death Benefit....................................................     1.30%          1.30%
  Enhanced Guaranteed Minimum Death Benefit (EGMDB).......................................     1.55%          1.55%
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4):2,3
  Guaranteed Maximum Charge...............................................................     2.00%          2.00%
  Current Charge..........................................................................     1.05%          1.25%




1 The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee may be less in some states and will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.

2 As an annualized percentage of the greater of the Income Base (associated with Lincoln Lifetime IncomeSM Advantage 2.0) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE (Reg. TM) Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and
  2) the dollar amount of the charge will also increase by the percentage increase, if any, to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge rate. (The Lincoln Lifetime IncomeSM Advantage 2.0 charge continues to be a factor in determining the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit charge.) See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg.
  TM) Advantage Protected Funds.


3 As an annualized percentage of the greater of the Income Base (associated with the 4LATER (Reg. TM) Advantage Protected Funds) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE (Reg. TM) Advantage. In the event of an automatic step-up in the

 Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the 4LATER (Reg. TM) Advantage Protected Funds current charge rate. (The 4LATER (Reg. TM) Advantage Protected Funds charge continues to be a factor in determining the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit charge.) See Charges and Other Deductions -i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds.



                                    TABLE D



Annual Account Fee:1......................................................................     $    35
i4LIFE (Reg. TM) Advantage with 4LATER (Reg. TM) Advantage Guaranteed Income Benefit for
purchasers who previously purchased
4LATER (Reg. TM) Advantage:2
Account Value Death Benefit
  Guaranteed Maximum Charge...............................................................        3.15%
  Current Charge..........................................................................        2.30%
Guarantee of Principal Death Benefit
  Guaranteed Maximum Charge...............................................................        3.20%
  Current Charge..........................................................................        2.35%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Guaranteed Maximum Charge...............................................................        3.45%
  Current Charge..........................................................................        2.60%




1 The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee may be less in some states and will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.


2 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE (Reg. TM) Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE (Reg. TM) Advantage charge of 1.65%. The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge percentage. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions - 4LATER (Reg. TM) Advantage Guaranteed Income Benefit Charge for further information.



The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2012. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.





                                                                             Minimum   Maximum
                                                                            --------- --------
      Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service
       (12b-1) fees, and other expenses)...................................  0.50%     2.21%
      Total Annual Fund Operating Expenses (after contractual waivers/
       reimbursements*)....................................................  0.50%     1.85%



* Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2014.


The following table shows the expenses charged by each fund for the year ended
 December 31, 2012:



(as a percentage of each fund's average net assets):


                                                                                              Other
                                                         Management         12b-1 Fees        Expenses
                                                         Fees (before       (before any       (before any
                                                         any waivers/       waivers/          waivers/
                                                         reimburse-         reimburse-        reimburse-
                                                         ments)         +   ments)        +   ments)        +
AllianceBernstein VPS Global Thematic Growth Portfolio       0.75%             0.25%             0.24%
AllianceBernstein VPS Growth and Income Portfolio            0.55%             0.25%             0.05%
AllianceBernstein VPS International Value Portfolio          0.75%             0.25%             0.06%



                                                                                                    Total
                                                                        Total         Total         Expenses
                                                                        Expenses      Contractual   (after
                                                         Acquired       (before any   waivers/      Contractual
                                                         Fund           waivers/      reimburse-    waivers/
                                                         Fees and       reimburse-    ments         reimburse-
                                                         Expenses   =   ments)        (if any)      ments)
AllianceBernstein VPS Global Thematic Growth Portfolio     0.00%           1.24%         0.00%         1.24%
AllianceBernstein VPS Growth and Income Portfolio          0.00%           0.85%         0.00%         0.85%
AllianceBernstein VPS International Value Portfolio        0.00%           1.06%         0.00%         1.06%

                                                                                                        Other
                                                                   Management         12b-1 Fees        Expenses
                                                                   Fees (before       (before any       (before any
                                                                   any waivers/       waivers/          waivers/
                                                                   reimburse-         reimburse-        reimburse-
                                                                   ments)         +   ments)        +   ments)        +
AllianceBernstein VPS Large Cap Growth Portfolio                       0.75%             0.25%             0.11%
AllianceBernstein VPS Small/Mid Cap Value Portfolio                    0.75%             0.25%             0.07%
American Century VP Inflation Protection Fund                          0.47%             0.25%             0.01%
American Funds Global Growth Fund                                      0.53%             0.25%             0.03%
American Funds Global Small Capitalization Fund                        0.71%             0.25%             0.04%
American Funds Growth Fund                                             0.33%             0.25%             0.02%
American Funds Growth-Income Fund                                      0.27%             0.25%             0.02%
American Funds International Fund                                      0.50%             0.25%             0.04%
BlackRock Global Allocation V.I. Fund(1)                               0.63%             0.25%             0.26%
Delaware VIP (Reg. TM) Diversified Income Series(2)                    0.59%             0.30%             0.09%
Delaware VIP (Reg. TM) Emerging Markets Series(2)                      1.25%             0.30%             0.15%
Delaware VIP (Reg. TM) High Yield Series(2)                            0.65%             0.30%             0.09%
Delaware VIP (Reg. TM) Limited-Term Diversified Income Series(2)       0.48%             0.30%             0.09%
Delaware VIP (Reg. TM) REIT Series(2)                                  0.75%             0.30%             0.09%
Delaware VIP (Reg. TM) Small Cap Value Series(2)                       0.73%             0.30%             0.08%
Delaware VIP (Reg. TM) Smid Cap Growth Series(2)                       0.75%             0.30%             0.09%
Delaware VIP (Reg. TM) U. S. Growth Series(2)                          0.65%             0.30%             0.09%
Delaware VIP (Reg. TM) Value Series(2)                                 0.65%             0.30%             0.08%
DWS Alternative Asset Allocation VIP Portfolio(3)                      0.34%             0.25%             0.29%
DWS Equity 500 Index VIP Portfolio(4)                                  0.20%             0.25%             0.15%
DWS Small Cap Index VIP Portfolio(5)                                   0.35%             0.25%             0.20%
Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio                  0.56%             0.25%             0.08%
Fidelity (Reg. TM) VIP Equity-Income Portfolio                         0.46%             0.25%             0.10%
Fidelity (Reg. TM) VIP Growth Portfolio                                0.56%             0.25%             0.10%
Fidelity (Reg. TM) VIP Mid Cap Portfolio                               0.56%             0.25%             0.09%
Fidelity (Reg. TM) VIP Overseas Portfolio                              0.71%             0.25%             0.14%
FTVIPT Franklin Income Securities Fund                                 0.45%             0.25%             0.02%
FTVIPT Franklin Small-Mid Cap Growth Securities Fund                   0.51%             0.25%             0.29%
FTVIPT Mutual Shares Securities Fund                                   0.60%             0.25%             0.11%
FTVIPT Templeton Global Bond Securities Fund                           0.46%             0.25%             0.09%
FTVIPT Templeton Growth Securities Fund                                0.74%             0.25%             0.04%
Invesco V.I. American Franchise Fund(6)                                0.68%             0.25%             0.30%
Invesco V.I. Core Equity Fund                                          0.61%             0.25%             0.29%
Invesco V.I. International Growth Fund                                 0.71%             0.25%             0.30%
Janus Aspen Balanced Portfolio                                         0.55%             0.25%             0.05%
Janus Aspen Enterprise Portfolio                                       0.64%             0.25%             0.05%
Janus Aspen Global Research Portfolio(7)                               0.49%             0.25%             0.06%
LVIP American Global Growth Fund(8)                                    0.53%             0.55%             0.26%
LVIP American Global Small Capitalization(8)                           0.71%             0.55%             0.27%
LVIP American Growth Fund(9)                                           0.33%             0.55%             0.11%
LVIP American Growth-Income Fund(9)                                    0.27%             0.55%             0.11%
LVIP American International Fund(10)                                   0.49%             0.55%             0.17%
LVIP Baron Growth Opportunities Fund(11)                               1.00%             0.25%             0.08%



                                                                                                              Total
                                                                                  Total         Total         Expenses
                                                                                  Expenses      Contractual   (after
                                                                   Acquired       (before any   waivers/      Contractual
                                                                   Fund           waivers/      reimburse-    waivers/
                                                                   Fees and       reimburse-    ments         reimburse-
                                                                   Expenses   =   ments)        (if any)      ments)
AllianceBernstein VPS Large Cap Growth Portfolio                     0.00%           1.11%           0.00%       1.11%
AllianceBernstein VPS Small/Mid Cap Value Portfolio                  0.00%           1.07%           0.00%       1.07%
American Century VP Inflation Protection Fund                        0.00%           0.73%           0.00%       0.73%
American Funds Global Growth Fund                                    0.00%           0.81%           0.00%       0.81%
American Funds Global Small Capitalization Fund                      0.00%           1.00%           0.00%       1.00%
American Funds Growth Fund                                           0.00%           0.60%           0.00%       0.60%
American Funds Growth-Income Fund                                    0.00%           0.54%           0.00%       0.54%
American Funds International Fund                                    0.00%           0.79%           0.00%       0.79%
BlackRock Global Allocation V.I. Fund(1)                             0.01%           1.15%           0.00%       1.15%
Delaware VIP (Reg. TM) Diversified Income Series(2)                  0.00%           0.98%          -0.05%       0.93%
Delaware VIP (Reg. TM) Emerging Markets Series(2)                    0.00%           1.70%          -0.05%       1.65%
Delaware VIP (Reg. TM) High Yield Series(2)                          0.00%           1.04%          -0.05%       0.99%
Delaware VIP (Reg. TM) Limited-Term Diversified Income Series(2)     0.00%           0.87%          -0.05%       0.82%
Delaware VIP (Reg. TM) REIT Series(2)                                0.00%           1.14%          -0.05%       1.09%
Delaware VIP (Reg. TM) Small Cap Value Series(2)                     0.00%           1.11%          -0.05%       1.06%
Delaware VIP (Reg. TM) Smid Cap Growth Series(2)                     0.00%           1.14%          -0.05%       1.09%
Delaware VIP (Reg. TM) U. S. Growth Series(2)                        0.00%           1.04%          -0.05%       0.99%
Delaware VIP (Reg. TM) Value Series(2)                               0.00%           1.03%          -0.05%       0.98%
DWS Alternative Asset Allocation VIP Portfolio(3)                    1.28%           2.16%          -0.31%       1.85%
DWS Equity 500 Index VIP Portfolio(4)                                0.00%           0.60%           0.00%       0.60%
DWS Small Cap Index VIP Portfolio(5)                                 0.00%           0.80%          -0.06%       0.74%
Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio                0.00%           0.89%           0.00%       0.89%
Fidelity (Reg. TM) VIP Equity-Income Portfolio                       0.00%           0.81%           0.00%       0.81%
Fidelity (Reg. TM) VIP Growth Portfolio                              0.00%           0.91%           0.00%       0.91%
Fidelity (Reg. TM) VIP Mid Cap Portfolio                             0.00%           0.90%           0.00%       0.90%
Fidelity (Reg. TM) VIP Overseas Portfolio                            0.00%           1.10%           0.00%       1.10%
FTVIPT Franklin Income Securities Fund                               0.00%           0.72%           0.00%       0.72%
FTVIPT Franklin Small-Mid Cap Growth Securities Fund                 0.00%           1.05%           0.00%       1.05%
FTVIPT Mutual Shares Securities Fund                                 0.00%           0.96%           0.00%       0.96%
FTVIPT Templeton Global Bond Securities Fund                         0.00%           0.80%           0.00%       0.80%
FTVIPT Templeton Growth Securities Fund                              0.00%           1.03%           0.00%       1.03%
Invesco V.I. American Franchise Fund(6)                              0.00%           1.23%          -0.08%       1.15%
Invesco V.I. Core Equity Fund                                        0.00%           1.15%           0.00%       1.15%
Invesco V.I. International Growth Fund                               0.00%           1.26%           0.00%       1.26%
Janus Aspen Balanced Portfolio                                       0.00%           0.85%           0.00%       0.85%
Janus Aspen Enterprise Portfolio                                     0.00%           0.94%           0.00%       0.94%
Janus Aspen Global Research Portfolio(7)                             0.00%           0.80%           0.00%       0.80%
LVIP American Global Growth Fund(8)                                  0.00%           1.34%          -0.13%       1.21%
LVIP American Global Small Capitalization(8)                         0.00%           1.53%          -0.13%       1.40%
LVIP American Growth Fund(9)                                         0.00%           0.99%           0.00%       0.99%
LVIP American Growth-Income Fund(9)                                  0.00%           0.93%           0.00%       0.93%
LVIP American International Fund(10)                                 0.00%           1.21%          -0.02%       1.19%
LVIP Baron Growth Opportunities Fund(11)                             0.00%           1.33%          -0.04%       1.29%

                                                                                                          Other
                                                                     Management         12b-1 Fees        Expenses
                                                                     Fees (before       (before any       (before any
                                                                     any waivers/       waivers/          waivers/
                                                                     reimburse-         reimburse-        reimburse-
                                                                     ments)         +   ments)        +   ments)        +
LVIP BlackRock Emerging Markets RPM Fund(12)                             0.55%             0.25%             0.45%
LVIP BlackRock Equity Dividend RPM Fund(13)                              0.75%             0.25%             0.08%
LVIP BlackRock Inflation Protected Bond Fund(14)                         0.44%             0.25%             0.07%
LVIP Capital Growth Fund                                                 0.70%             0.25%             0.08%
LVIP Clarion Global Real Estate Fund(15)                                 0.95%             0.25%             0.12%
LVIP Columbia Small-Mid Cap Growth RPM Fund(16)                          0.87%             0.25%             0.15%
LVIP Delaware Bond Fund                                                  0.31%             0.35%             0.07%
LVIP Delaware Diversified Floating Rate Fund                             0.60%             0.25%             0.09%
LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund(17)        0.75%             0.25%             0.16%
LVIP Delaware Growth and Income Fund                                     0.35%             0.35%             0.06%
LVIP Delaware Social Awareness Fund                                      0.39%             0.35%             0.08%
LVIP Delaware Special Opportunities Fund                                 0.40%             0.35%             0.07%
LVIP Dimensional Non-U.S. Equity RPM Fund(18)                            0.25%             0.25%             0.25%
LVIP Dimensional U.S. Equity RPM Fund(18)                                0.25%             0.25%             0.14%
LVIP Dimensional/Vanguard Total Bond Fund(19)                            0.25%             0.25%             0.10%
LVIP Global Income Fund(20)                                              0.65%             0.25%             0.11%
LVIP JPMorgan High Yield Fund                                            0.65%             0.25%             0.10%
LVIP JPMorgan Mid Cap Value RPM Fund(21)                                 1.05%             0.25%             0.17%
LVIP MFS International Growth Fund(22)                                   0.91%             0.25%             0.15%
LVIP MFS International Growth RPM Fund(23)                               0.85%             0.25%             0.15%
LVIP MFS Value Fund                                                      0.63%             0.25%             0.06%
LVIP Mid-Cap Value Fund(24)                                              0.92%             0.25%             0.13%
LVIP Mondrian International Value Fund                                   0.75%             0.25%             0.08%
LVIP Money Market Fund                                                   0.37%             0.25%             0.06%
LVIP Protected Profile 2010 Fund(25)                                     0.25%             0.25%             0.29%
LVIP Protected Profile 2020 Fund(25)                                     0.25%             0.25%             0.11%
LVIP Protected Profile 2030 Fund(25)                                     0.25%             0.25%             0.11%
LVIP Protected Profile 2040 Fund(25)                                     0.25%             0.25%             0.15%
LVIP Protected Profile Conservative Fund(26)                             0.25%             0.25%             0.04%
LVIP Protected Profile Growth Fund(26)                                   0.25%             0.25%             0.02%
LVIP Protected Profile Moderate Fund(26)                                 0.25%             0.25%             0.02%
LVIP RPM BlackRock Global Allocation V.I. Fund(27)                       0.75%             0.35%             0.10%
LVIP RPM Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio(28)       0.70%             0.35%             0.16%
LVIP SSgA Bond Index Fund(29)                                            0.40%             0.25%             0.09%
LVIP SSgA Conservative Index Allocation Fund(30)                         0.25%             0.25%             0.18%
LVIP SSgA Conservative Structured Allocation Fund(30)                    0.25%             0.25%             0.06%
LVIP SSgA Developed International 150 Fund(31)                           0.75%             0.25%             0.10%
LVIP SSgA Emerging Markets 100 Fund(32)                                  1.09%             0.25%             0.16%
LVIP SSgA Global Tactical Allocation RPM Fund(33)                        0.25%             0.25%             0.05%
LVIP SSgA International Index Fund(34)                                   0.40%             0.25%             0.14%
LVIP SSgA Large Cap 100 Fund(35)                                         0.52%             0.25%             0.06%
LVIP SSgA Large Cap RPM Fund(36)                                         0.70%             0.25%             0.40%
LVIP SSgA Moderate Index Allocation Fund(37)                             0.25%             0.25%             0.09%



                                                                                                                Total
                                                                                    Total         Total         Expenses
                                                                                    Expenses      Contractual   (after
                                                                     Acquired       (before any   waivers/      Contractual
                                                                     Fund           waivers/      reimburse-    waivers/
                                                                     Fees and       reimburse-    ments         reimburse-
                                                                     Expenses   =   ments)        (if any)      ments)
LVIP BlackRock Emerging Markets RPM Fund(12)                           0.07%           1.32%          -0.20%       1.12%
LVIP BlackRock Equity Dividend RPM Fund(13)                            0.00%           1.08%          -0.07%       1.01%
LVIP BlackRock Inflation Protected Bond Fund(14)                       0.03%           0.79%           0.00%       0.79%
LVIP Capital Growth Fund                                               0.00%           1.03%           0.00%       1.03%
LVIP Clarion Global Real Estate Fund(15)                               0.00%           1.32%          -0.23%       1.09%
LVIP Columbia Small-Mid Cap Growth RPM Fund(16)                        0.00%           1.27%          -0.07%       1.20%
LVIP Delaware Bond Fund                                                0.00%           0.73%           0.00%       0.73%
LVIP Delaware Diversified Floating Rate Fund                           0.00%           0.94%           0.00%       0.94%
LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund(17)      0.03%           1.19%          -0.18%       1.01%
LVIP Delaware Growth and Income Fund                                   0.00%           0.76%           0.00%       0.76%
LVIP Delaware Social Awareness Fund                                    0.00%           0.82%           0.00%       0.82%
LVIP Delaware Special Opportunities Fund                               0.00%           0.82%           0.00%       0.82%
LVIP Dimensional Non-U.S. Equity RPM Fund(18)                          0.46%           1.21%          -0.15%       1.06%
LVIP Dimensional U.S. Equity RPM Fund(18)                              0.25%           0.89%          -0.04%       0.85%
LVIP Dimensional/Vanguard Total Bond Fund(19)                          0.17%           0.77%          -0.05%       0.72%
LVIP Global Income Fund(20)                                            0.00%           1.01%          -0.05%       0.96%
LVIP JPMorgan High Yield Fund                                          0.00%           1.00%           0.00%       1.00%
LVIP JPMorgan Mid Cap Value RPM Fund(21)                               0.00%           1.47%          -0.09%       1.38%
LVIP MFS International Growth Fund(22)                                 0.00%           1.31%          -0.10%       1.21%
LVIP MFS International Growth RPM Fund(23)                             0.96%           2.21%          -0.80%       1.41%
LVIP MFS Value Fund                                                    0.00%           0.94%           0.00%       0.94%
LVIP Mid-Cap Value Fund(24)                                            0.00%           1.30%          -0.01%       1.29%
LVIP Mondrian International Value Fund                                 0.00%           1.08%           0.00%       1.08%
LVIP Money Market Fund                                                 0.00%           0.68%           0.00%       0.68%
LVIP Protected Profile 2010 Fund(25)                                   0.42%           1.21%          -0.24%       0.97%
LVIP Protected Profile 2020 Fund(25)                                   0.44%           1.05%          -0.06%       0.99%
LVIP Protected Profile 2030 Fund(25)                                   0.46%           1.07%          -0.06%       1.01%
LVIP Protected Profile 2040 Fund(25)                                   0.48%           1.13%          -0.10%       1.03%
LVIP Protected Profile Conservative Fund(26)                           0.48%           1.02%           0.00%       1.02%
LVIP Protected Profile Growth Fund(26)                                 0.50%           1.02%           0.00%       1.02%
LVIP Protected Profile Moderate Fund(26)                               0.52%           1.04%           0.00%       1.04%
LVIP RPM BlackRock Global Allocation V.I. Fund(27)                     0.74%           1.94%          -0.75%       1.19%
LVIP RPM Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio(28)     0.64%           1.85%          -0.76%       1.09%
LVIP SSgA Bond Index Fund(29)                                          0.00%           0.74%          -0.11%       0.63%
LVIP SSgA Conservative Index Allocation Fund(30)                       0.36%           1.04%          -0.23%       0.81%
LVIP SSgA Conservative Structured Allocation Fund(30)                  0.37%           0.93%          -0.11%       0.82%
LVIP SSgA Developed International 150 Fund(31)                         0.00%           1.10%          -0.41%       0.69%
LVIP SSgA Emerging Markets 100 Fund(32)                                0.00%           1.50%          -0.74%       0.76%
LVIP SSgA Global Tactical Allocation RPM Fund(33)                      0.32%           0.87%           0.00%       0.87%
LVIP SSgA International Index Fund(34)                                 0.00%           0.79%          -0.04%       0.75%
LVIP SSgA Large Cap 100 Fund(35)                                       0.00%           0.83%          -0.20%       0.63%
LVIP SSgA Large Cap RPM Fund(36)                                       0.25%           1.60%          -0.85%       0.75%
LVIP SSgA Moderate Index Allocation Fund(37)                           0.36%           0.95%          -0.14%       0.81%

                                                                                                      Other
                                                                 Management         12b-1 Fees        Expenses
                                                                 Fees (before       (before any       (before any
                                                                 any waivers/       waivers/          waivers/
                                                                 reimburse-         reimburse-        reimburse-
                                                                 ments)         +   ments)        +   ments)        +
LVIP SSgA Moderate Structured Allocation Fund(38)                    0.25%             0.25%             0.04%
LVIP SSgA Moderately Aggressive Index Allocation Fund(39)            0.25%             0.25%             0.09%
LVIP SSgA Moderately Aggressive Structured Allocation Fund(40)       0.25%             0.25%             0.04%
LVIP SSgA S&P 500 Index Fund                                         0.19%             0.25%             0.06%
LVIP SSgA Small-Cap Index Fund                                       0.32%             0.25%             0.09%
LVIP SSgA Small-Cap RPM Fund(41)                                     0.90%             0.25%             0.40%
LVIP SSgA Small-Mid Cap 200 Fund(42)                                 0.69%             0.25%             0.08%
LVIP T. Rowe Price Growth Stock Fund                                 0.72%             0.25%             0.08%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund                    0.73%             0.25%             0.09%
LVIP Templeton Growth RPM Fund                                       0.73%             0.25%             0.10%
LVIP UBS Large Cap Growth RPM Fund(43)                               0.75%             0.25%             0.09%
LVIP Vanguard Domestic Equity ETF Fund(44)                           0.25%             0.25%             0.14%
LVIP Vanguard International Equity ETF Fund(45)                      0.25%             0.25%             0.21%
MFS (Reg. TM) VIT Core Equity Series(46)                             0.75%             0.25%             0.27%
MFS (Reg. TM) VIT Growth Series                                      0.75%             0.25%             0.07%
MFS (Reg. TM) VIT Total Return Series(47)                            0.75%             0.25%             0.05%
MFS (Reg. TM) VIT Utilities Series                                   0.74%             0.25%             0.08%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio               0.85%             0.00%             0.22%
Neuberger Berman AMT Mid-Cap Growth Portfolio                        0.84%             0.00%             0.15%
PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio(48)       0.74%             0.25%             0.11%
Putnam VT Global Health Care Fund                                    0.64%             0.25%             0.20%
Putnam VT Growth & Income Fund                                       0.49%             0.25%             0.14%



                                                                                                            Total
                                                                                Total         Total         Expenses
                                                                                Expenses      Contractual   (after
                                                                 Acquired       (before any   waivers/      Contractual
                                                                 Fund           waivers/      reimburse-    waivers/
                                                                 Fees and       reimburse-    ments         reimburse-
                                                                 Expenses   =   ments)        (if any)      ments)
LVIP SSgA Moderate Structured Allocation Fund(38)                  0.37%           0.91%          -0.10%         0.81%
LVIP SSgA Moderately Aggressive Index Allocation Fund(39)          0.34%           0.93%          -0.14%         0.79%
LVIP SSgA Moderately Aggressive Structured Allocation Fund(40)     0.39%           0.93%          -0.10%         0.83%
LVIP SSgA S&P 500 Index Fund                                       0.00%           0.50%           0.00%         0.50%
LVIP SSgA Small-Cap Index Fund                                     0.00%           0.66%           0.00%         0.66%
LVIP SSgA Small-Cap RPM Fund(41)                                   0.41%           1.96%          -1.05%         0.91%
LVIP SSgA Small-Mid Cap 200 Fund(42)                               0.00%           1.02%          -0.32%         0.70%
LVIP T. Rowe Price Growth Stock Fund                               0.00%           1.05%           0.00%         1.05%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund                  0.00%           1.07%           0.00%         1.07%
LVIP Templeton Growth RPM Fund                                     0.00%           1.08%           0.00%         1.08%
LVIP UBS Large Cap Growth RPM Fund(43)                             0.00%           1.09%          -0.11%         0.98%
LVIP Vanguard Domestic Equity ETF Fund(44)                         0.11%           0.75%          -0.09%         0.66%
LVIP Vanguard International Equity ETF Fund(45)                    0.19%           0.90%          -0.16%         0.74%
MFS (Reg. TM) VIT Core Equity Series(46)                           0.00%           1.27%          -0.12%         1.15%
MFS (Reg. TM) VIT Growth Series                                    0.00%           1.07%           0.00%         1.07%
MFS (Reg. TM) VIT Total Return Series(47)                          0.00%           1.05%          -0.03%         1.02%
MFS (Reg. TM) VIT Utilities Series                                 0.00%           1.07%           0.00%         1.07%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio             0.00%           1.07%           0.00%         1.07%
Neuberger Berman AMT Mid-Cap Growth Portfolio                      0.00%           0.99%           0.00%         0.99%
PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio(48)     0.14%           1.24%          -0.14%         1.10%
Putnam VT Global Health Care Fund                                  0.00%           1.09%           0.00%         1.09%
Putnam VT Growth & Income Fund                                     0.00%           0.88%           0.00%         0.88%



(1) Other Expenses have been restated to reflect current fees..

(2) The Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series' distributor, Delaware Distributors, L.P., has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 30, 2013 to April 30, 2014.

(3) Effective October 1, 2013 through April 30, 2014, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.57% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.28%). The agreement may be terminated with the consent of the fund's Board.

(4) Through April 30, 2014, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at a ratio no higher than 0.63% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, and interest.

(5) Effective Oct. 1, 2013 through April 30, 2014, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the fund to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.74% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, and interest expense.

(6) The Fund's advisor has contractually agreed through June 30, 2014, to waive a portion of its advisory fees and or/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Operating Expenses of Series II shares to 1.15% of average daily net assets.

(7) The Portfolio pays an investment advisory fee rate that adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Portfolio's performance relative to its benchmark index during a measurement period.

(8) The amounts set forth under "Management Fee" and "Other Expenses" reflect the aggregate expenses of the Fund and the Master Fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include the fees of the Master Fund. Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Service Class II to the extent that the Other Expenses of the Feeder Fund exceed 0.10% of average daily net assets. The agreement will continue at least through April 30, 2014.

(9) The amounts set forth under "Management Fee" and "Other Expenses" reflect the aggregate expenses of the Fund and the Master Fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include the fees of the Master Fund.

(10) The amounts set forth under "Management Fee" and "Other Expenses" reflect the aggregate expenses of the Fund and the Master Fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include the fees of the Master Fund. Lincoln Investment Advisors Corporation (LIA)
    has contractually agreed to reimburse the fund's Service Class II to the extent that the Other Expenses of the Fund exceed 0.10% of average daily net assets. The agreement will continue at least through April 30, 2014.

(11) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.29% of the average daily net assets of the fund. The agreement will continue at least through April 30, 2014.

(12) Other Expenses and AFFE are based on estimates for the current fiscal year. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014. LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 1.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014.

(13) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% on the first $250 million of average daily net assets of the fund; 0.10% on the next $500 million and 0.13% of average daily net assets in excess of $750 million. The agreement will continue at least through April 30, 2014.

(14) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

(15) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.22% of the first $250 million of average net assets of the fund and 0.32% of the excess over $250 million of average daily nets assets of the fund. The agreement will continue at least through April 30, 2014.

(16) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% on the first $25 million of average daily net assets of the fund and 0.05% on the next $50 million of average daily net assets. The agreement will continue at least through April 30, 2014.

(17) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014. LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.98% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014.

(18) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include AFFE. Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.60% of average daily net assets of the fund. This agreement will continue at least through April 30, 2014.

(19) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include AFFE. Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of average daily net assets of the Fund. This agreement will continue at least through April 30, 2014.

(20) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014.

(21) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.09% on the first $60 million of average daily net assets of the Fund. The agreement will continue at least through April 30, 2014.

(22) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014.

(23) Other Expenses and AFFE are based on estimates for the current fiscal year. Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund:
     0.65% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014. LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.45% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014.

(24) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of the first $25 million of average daily net assets of the Fund. The agreement will continue at least through April 30, 2014.

(25) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.55% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014.

(26) The AFFE has been restated to reflect the current expenses of the fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include AFFE.

(27) Other Expenses and AFFE are based on estimates for the current fiscal year. Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund:
     0.70% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014. LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.45% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014.

(28) Other Expenses and AFFE are based on estimates for the current fiscal year. Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund:
     0.65% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014. LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.45% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014.

(29) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.07% on the first $500 million of average daily net assets of the fund and 0.12% of average daily net assets of the fund in excess of $500 million. This waiver will continue at least through April 30, 2014.

(30) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include AFFE. Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014. LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.45% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014.

(31) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.35% on the first $100 million of average daily net assets of the fund and 0.43% of average daily net assets of the fund in excess of $100 million. The agreement will continue at least through April 30, 2014.

(32) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.69% on the first $100 million of average daily net assets of the Fund and 0.76% of average daily net assets of the fund in excess of $100 million. The agreement will continue at least through April 30, 2014.

(33) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include AFFE.

(34) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.03% on the first $500 million of average daily net assets of the fund and 0.05% of average daily net assets of the fund in excess of $500 million. The agreement will continue at least through April 30, 2014.

(35) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.12% on the first $100 million of average daily net assets of the fund and 0.22% of average daily net assets of the fund in excess of $100 million. The agreement will continue at least through April 30, 2014.

(36) Other Expenses and AFFE are based on estimates for the current fiscal year. Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund:
     0.50% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014. LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.50% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014.

(37) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include AFFE. Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014. LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.45% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014.

(38) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include AFFE. Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014.

(39) The AFFE has been restated to reflect the current expenses of the Fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include AFFE. Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014. LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.45% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014.

(40) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include AFFE. Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014.

(41) Other Expenses and AFFE are based on estimates for the current fiscal year. Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund:
     0.70% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014. LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.50% of average daily net assets of the fund. The agreement will continue at least through April 30, 2014.

(42) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.29% on the first $100 million of average daily net assets of the fund and 0.39% of average daily net assets of the fund in excess of $100 million. The agreement will continue at least through April 30, 2014.

(43) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.15% on the first $100 million of average daily net assets of the Fund; and 0.10% on the next $100 million of average daily net assets of the fund. The agreement will continue at least through April 30, 2014.

(44) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include AFFE. Lincoln Investment Advisors Corporation (LIA) has contractually agreed waive the following portion of its advisory fee for the fund: 0.05% of average daily net assets of the Fund. LIA has also contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.55% of average daily net assets of the fund. Both agreements will continue at least through April 30, 2014.

(45) Other Expenses have been restated to reflect the current expenses of the fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include AFFE. Lincoln Investment Advisors Corporation (LIA) has contractually agreed waive the following portion of its advisory fee for the fund: 0.05% of average daily net assets of the Fund. IA has also contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.55% of average daily net assets of the fund. Both agreements will continue at least through April 30, 2014.

(46) MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that "Total Annual Fund Operating Expenses" do not exceed 1.15% annually. This written agreement will continue until modified by a vote of the fund's Board of Trustees, but such arrangement will continue until at least April 30, 2014.

(47) MFS has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets in excess of $2.5 billion to $3 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such arrangement will continue until at least April 30, 2014.

(48) PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administration services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will be in effect through at least May 1, 2014 and will remain in effect as long as PIMCO's contract with the Subsidiary is in place.


Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase ("redemption fees") which are not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.



For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.

EXAMPLES


The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.

The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the i4LIFE (Reg. TM) Advantage with the EGMDB Death Benefit and Guaranteed Income Benefit (version 4) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



1) If you surrender your contract at the end of the applicable time period:




   1 year       3 years      5 years      10 years
-----------    ---------    ---------    ---------
   $1,316       $2,427       $3,508       $5,840


2) If you annuitize or do not surrender your contract at the end of the applicable time period:




 1 year      3 years      5 years      10 years
--------    ---------    ---------    ---------
   $616      $1,827       $3,008       $5,840



The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB Death Benefit and Lincoln Lifetime IncomeSM Advantage 2.0 at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



1) If you surrender your contract at the end of the applicable time period:




   1 year       3 years      5 years      10 years
-----------    ---------    ---------    ---------
   $1,299       $2,414       $3,553       $6,257


2) If you annuitize or do not surrender your contract at the end of the applicable time period:




 1 year      3 years      5 years      10 years
--------    ---------    ---------    ---------
   $599      $1,814       $3,053       $6,257



The next example assumes you have purchased Lincoln Long-Term CareSM Advantage rider and have elected either the Growth Benefit option or the Level Benefit option. The example also assumes that you are age 69 (Growth Benefit option) or age 74 (Level Benefit option) and invest $10,000 in the contract for the time periods indicated. The example assumes a 5% return each year, the maximum fees and expenses of any of the funds, election of the Optional Nonforfeiture provision, and that the EGMDB Death Benefit is in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


1) If you surrender your contract at the end of the applicable time period:





                                   1 year   3 years   5 years   10 years
                                  -------- --------- --------- ---------
      Growth Benefit Option......  $1,354   $2,545    $3,711    $6,264
      Level Benefit Option.......  $1,404   $2,687    $3,938    $6,668



2) If you annuitize or do not surrender your contract at the end of the applicable time period:





                                   1 year   3 years   5 years   10 years
                                  -------- --------- --------- ---------
      Growth Benefit Option......   $654    $1,945    $3,211    $6,264
      Level Benefit Option.......   $704    $2,087    $3,438    $6,668



For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See The Contracts - Annuity Payouts, including Lincoln SmartIncomeSM Inflation. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary of Common Questions

What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln Life. You may allocate your Purchase Payments to the VAA or to the fixed account. This prospectus primarily describes the variable side of the contract. See The Contracts. This contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state specific provisions as not all state variations are discussed in this prospectus. Please check with your registered representative regarding their availability.

What is the Variable Annuity Account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.

What are Asset Allocation Models? Asset allocation models are designed to assist you in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts - Asset Allocation Models.

What are Investment Requirements? If you elect a Living Benefit rider (except i4LIFE (Reg. TM) Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds or 4LATER (Reg. TM) Advantage Protected Funds, you will have more restrictive Investment Requirements. Lincoln Lifetime IncomeSM Advantage Plus also has specific Investment Requirements, but is no longer available for sale. See The Contracts - Investment Requirements.

What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments to buy shares in one or more of the investment options. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account - Description of the Funds.


Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account - Description of the Funds.


How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you buy Accumulation Units. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.

What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge according to the Death Benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. The charges for any riders applicable to your contract will also be deducted from your Contract Value or Account Value if i4LIFE (Reg. TM) Advantage is elected. See Charges and Other Deductions.

If you withdraw Purchase Payments, you pay a surrender charge from 0% to 7.00% of the surrendered or withdrawn Purchase Payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and Other Deductions - Surrender Charge.

We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.


See Expense Tables and Charges and Other Deductions for additional fees and expenses in these contracts.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

The surrender, withdrawal or transfer of value from a Guaranteed Period of the fixed account may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.


Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE (Reg. TM) Advantage, if elected. See The Contracts and Annuity Payouts.


For information about the compensation we pay for sales of contracts, see The Contracts - Distribution of the Contracts.


What Purchase Payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The Contracts - Purchase Payments.

Am I limited in the amount of Purchase Payments I can make into the contract? Yes, Purchase Payments totaling $1 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all contracts issued by the Company (or its affiliates) in which you are the Contractowner, joint owner, or Annuitant. In addition, if you elect a Living Benefit rider, you may be subject to additional restrictions in terms of your ability to make Purchase Payments. For more information about these restrictions and limitations, please see The Contracts - Purchase Payments section in this prospectus.

How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, you may choose to receive a Death Benefit on the death of the Annuitant. See The Contracts - Death Benefit.

May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than twelve (12) per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to the Subaccount, you may only transfer 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. Transfers from the fixed account may be subject to an Interest Adjustment. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts - Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract and Guaranteed Periods.

What are Living Benefit riders? Living Benefit riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders offer either a minimum withdrawal benefit (Lincoln SmartSecurity (Reg. TM) Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, and Lincoln Lifetime IncomeSM Advantage) or, a minimum Annuity Payout (4LATER (Reg. TM) Advantage, 4LATER (Reg. TM) Advantage Protected Funds and i4LIFE (Reg. TM) Advantage with or without the Guaranteed Income Benefit). In addition, the Lincoln Long-Term CareSM Advantage (a qualified long-term care benefit rider) may be available under your contract. If you select a Living Benefit rider, Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements (unless you elect i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit). Excess Withdrawals under certain Living Benefit riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit rider. These riders are discussed in detail in this prospectus. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.

What is Lincoln Lifetime IncomeSM Advantage 2.0? Lincoln Lifetime IncomeSM Advantage 2.0 is a rider that you may purchase for an additional charge and which provides on an annual basis guaranteed lifetime periodic withdrawals up to a guaranteed amount based on an Income Base, a 5% Enhancement to the Income Base (less Purchase Payments received in that year) or automatic annual step-ups to the Income Base, and age-based increases to the guaranteed periodic withdrawal amount. Withdrawals may be made up to the Guaranteed Annual Income amount as long as that amount is greater than zero. The Income Base is not available as a separate benefit upon death or surrender and is increased by subsequent Purchase Payments, 5% Enhancements to the Income Base (less Purchase Payments received in that year), Automatic Annual Step-ups to the Income Base and is decreased by certain withdrawals in accordance with provisions described in this prospectus. See The Contracts - Lincoln Lifetime IncomeSM Advantage
2.0. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage 2.0 and another one of the Living Benefit riders. By electing this rider you will be subject to Investment Requirements. See The Contracts - Investment Requirements.

What is Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds? Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is an optional feature under Lincoln Lifetime IncomeSM Advantage 2.0 that provides a higher Guaranteed Annual Income amount percentage if you adhere to more restrictive Investment Requirements. See The Contracts - Investment Requirements. All of the other terms and conditions of Lincoln Lifetime IncomeSM Advantage 2.0 continue to apply to Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds.

What is Lincoln Lifetime IncomeSM Advantage? Lincoln Lifetime IncomeSM Advantage is a rider that provides minimum guaranteed, periodic withdrawals for your life (single life option) or for the lives of you and your spouse (joint life option) regardless of the investment performance of the contract provided certain conditions are met. Withdrawals are based on the Guaranteed Amount which is equal to the initial Purchase Payment (or Contract Value if elected after contract issue). The Guaranteed Amount is not available as a separate benefit upon death or surrender and is increased by subsequent Purchase Payments, Automatic Annual Step-ups, the 5% Enhancements, and the Step-up to 200% (if applicable to your contract) of the initial Guaranteed Amount and is decreased by withdrawals in accordance with provisions described later in this prospectus. See The Contracts - Lincoln Lifetime IncomeSM Advantage.

You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage and another one of the Living Benefit riders. By electing this rider you will be subject to Investment Requirements. See The Contracts - Investment Requirements. This rider is no longer available for sale.

What is Lincoln Lifetime IncomeSM Advantage Plus? Lincoln Lifetime IncomeSM Advantage Plus provides an increase in your Contract Value of an amount equal to the excess of the initial Guaranteed Amount over the current Contract Value on the seventh Benefit Year anniversary so long as no withdrawals have been taken and you adhere to certain Investment Requirements. This rider is no longer available for sale.

What is Lincoln SmartSecurity (Reg. TM) Advantage? This benefit provides a Guaranteed Amount equal to the initial Purchase Payment (or Contract Value at the time of election) as adjusted. You may access this benefit through periodic withdrawals. Excess Withdrawals will adversely affect the Guaranteed Amount. See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage. You cannot simultaneously elect Lincoln SmartSecurity (Reg. TM) Advantage with any other Living Benefit rider. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - Investment Requirements. Beginning on January 16, 2009, the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option is no longer available for purchase. Beginning on May 20, 2013, the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will no longer be available for purchase.

What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic variable lifetime income payments, a Death Benefit, and the ability to make withdrawals during a defined period of time (Access Period). For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg. TM) Advantage Death Benefit you choose and whether or not the Guaranteed Income Benefit is in effect.

What is the Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE (Reg. TM) Advantage Regular Income Payments. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - Investment Requirements. The Guaranteed Income Benefit is purchased when you elect i4LIFE (Reg. TM) Advantage or any time during the Access Period subject to terms and conditions at that time. The minimum floor is based on the Contract Value at the time you elect i4LIFE (Reg.
TM) Advantage with the Guaranteed Income Benefit. Certain Living Benefit riders have features that may be used to establish the amount of the Guaranteed Income Benefit. You may use your Guaranteed Amount from Lincoln SmartSecurity (Reg.
TM) Advantage or Lincoln Lifetime IncomeSM Advantage or your Income Base from Lincoln Lifetime IncomeSM Advantage 2.0, 4LATER (Reg. TM) Advantage Protected Funds or 4LATER (Reg. TM) Advantage to establish the Guaranteed Income Benefit at the time you terminate that rider to purchase i4LIFE (Reg. TM) Advantage. See The Contracts - Living Benefit Riders - i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, 4LATER (Reg. TM) Advantage Protected Funds, 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, Lincoln Lifetime IncomeSM Advantage 2.0 - i4LIFE (Reg. TM) Advantage option, and Lincoln Lifetime IncomeSM Advantage - i4LIFE (Reg. TM) Advantage option.

What is i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds? i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is an optional feature under i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit that provides a higher initial Guaranteed Income Benefit percentage and shorter minimum required Access Period if you adhere to more restrictive Investment Requirements. See The Contracts - Investment Requirements. All other terms and conditions of i4LIFE (Reg. TM) Advantage continue to apply to i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds.

What is 4LATER (Reg. TM) Advantage? 4LATER (Reg. TM) Advantage is a way to guarantee today a minimum payout floor (a Guaranteed Income Benefit) in the future for the i4LIFE (Reg. TM) Advantage Regular Income Payments. 4LATER (Reg.
TM) Advantage is purchased prior to the time you elect i4LIFE (Reg. TM) Advantage and provides a guaranteed value, the Income Base, which can be used to establish the Guaranteed Income Benefit floor in the future. 4LATER (Reg.
TM) Advantage provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of the annuity. By electing this benefit, you will be subject to Investment Requirements. See The Contracts
- 4LATER (Reg. TM) Advantage. As of July 16, 2012 (or later in some states), this rider is no longer available for purchase.

What is 4LATER (Reg. TM) Advantage Protected Funds? 4LATER (Reg. TM) Advantage Protected Funds is a rider that provides an Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of the i4LIFE (Reg. TM) Advantage rider. If you elect 4LATER (Reg. TM) Advantage Protected Funds, you must later elect the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds feature under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4) to receive a benefit from 4LATER (Reg. TM) Advantage Protected Funds. There is an additional charge for this rider, and you will be subject to more restrictive Investment Requirements. See The Contracts - Investment Requirements.

What is Lincoln Long-Term CareSM Advantage? The Lincoln Long-Term CareSM Advantage rider (LTC rider) is a qualified long-term care rider that provides a way to manage the potential impact of long-term care expenses. The LTC rider provides the potential to receive benefits equal to your Purchase Payments plus an additional amount equal to two times your Purchase Payments. These benefits are paid to you income tax-free. In addition, you have the opportunity to increase your tax-free long-term care benefits if there is investment gain in your contract. The LTC rider may only be purchased at the time the contract is issued and is not available if you have already purchased a contract. You cannot simultaneously elect the LTC rider with any other Living Benefit rider. In addition, the

EEB Death Benefit is not available for purchasers of the LTC rider. By electing this rider, you will be subject to Investment Requirements. See The Contracts - Investment Requirements. The LTC rider is currently only available in a limited number of states. Check with your registered representative regarding availability. See The Contracts - Living Benefit Riders - Lincoln Long-Term CareSM Advantage.

What is Lincoln SmartIncomeSM Inflation? Lincoln SmartIncomeSM Inflation is a fixed Annuity Payout option that provides periodic Annuity Payouts that may increase or decrease each year based on changes in a consumer price index that measures inflation. Lincoln SmartIncomeSM Inflation also provides a guaranteed minimum payout, a Death Benefit and access to a Reserve Value from which Unscheduled Payments may be taken. See The Contracts - Annuity Payouts - Lincoln SmartIncomeSM Inflation.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts - Surrenders and Withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and Other Deductions. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home Office. In most states you assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.

Where may I find more information about Accumulation Unit values? Appendix A and B to this prospectus provide more information about Accumulation Unit values.




Investment Results

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

Note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to the contract fees and expenses, the yields of any Subaccount investing in a money market fund may also become extremely low and possibly negative.

The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.




The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life or Company), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.


Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. With respect to the issuance of the contracts, Lincoln Life does not file periodic financial reports with the SEC pursuant to the exemption for life insurance companies provided under Rule 12h-7 of the Securities Exchange Act of 1934.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company's general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.

The general account is not segregated or insulated from the claims of the insurance company's creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.

Our Financial Condition. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.

In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our policyholders. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

How to Obtain More Information. We encourage both existing and prospective policyholders to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the Statement of Additional Information.

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.



Variable Annuity Account (VAA)

On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.




Financial Statements

The December 31, 2012 financial statements of the VAA and the December 31, 2012 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.




Investments of the Variable Annuity Account

You decide the Subaccount(s) to which you allocate Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.

Investment Advisers

As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.


Certain Payments We Receive with Regard to the Funds


With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate). It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some funds may pay us significantly more than other funds and the amount we receive may be substantial. These percentages currently range up to 0.53%. We (or our affiliates) may profit from these payments or use these payments for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contracts and, in our role as intermediary, the funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.

In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans). The payment rates range up to 0.55% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.



Description of the Funds


Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.


Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.

Certain funds invest substantially all of their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds. Funds of funds or master-feeder structures may have higher expenses than funds that invest directly in debt or equity securities.


Certain funds may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit riders, which can limit the contract's upside participation in the markets. You should consult with your financial representative to determine which combination of investment choices and Death Benefit and/or rider purchases (if any) are appropriate for you.


Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

We currently anticipate closing and replacing the following funds on or about May 17, 2013:
 o AllianceBernstein VPS Growth and Income Portfolio with LVIP SSgA S&P 500 Index Fund
 o AllianceBernstein VPS International Value Portfolio with LVIP Mondrian International Value Fund
 o American Century VP Inflation Protection Fund with LVIP BlackRock Inflation Protected Bond Fund
 o DWS Equity 500 Index VIP Portfolio with LVIP SSgA S&P 500 Index Fund
 o DWS Small Cap Index VIP Portfolio with LVIP Small-Cap Index Fund
 o Fidelity VIP Equity-Income Portfolio with LVIP SSgA S&P 500 Index Fund
 o Fidelity VIP Overseas Portfolio with LVIP SSgA International Index Fund
 o FTVIPT Franklin Small-Mid Cap Growth Securities Fund with LVIP SSgA Small-Cap Index Fund
 o MFS (Reg. TM) VIT Total Return Series with LVIP SSgA Moderate Structured Allocation Fund
 o Neuberger Berman AMT Mid-Cap Growth Portfolio with LVIP SSgA S&P 500 Index
Fund



AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.


  o Invesco V.I. American Franchise Fund: Capital growth.
     (formerly Van Kampen V.I. American Franchise Fund)

     This fund is not available in contracts issued on or after May 24, 2004.

  o Core Equity Fund: Long-term growth of capital.
     This fund is not available in contracts issued on or after May 24, 2004.

  o International Growth Fund: Long-term growth of capital.
     This fund is not available in contracts issued on or after May 24, 2004.


AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein,
    L.P.

  o AllianceBernstein VPS Global Thematic Growth Portfolio: Long-term growth of capital.

  o AllianceBernstein VPS Growth and Income Portfolio: Long-term growth of capital.
     This fund is not available in contracts issued on or after May 23, 2011.

  o AllianceBernstein VPS International Value Portfolio: Long-term growth of capital.
     This fund is not available in contracts issued on or after May 21, 2012.

  o AllianceBernstein VPS Large Cap Growth Portfolio: Long-term growth of capital.
     This fund is not available in contracts issued on or after June 6, 2005.

  o AllianceBernstein VPS Small/Mid Cap Value Portfolio: Long-term growth of capital.



American Century Variable Portfolios II, Inc., advised by American Century Investment Management, Inc.

  o Inflation Protection Fund: Long-term total return using a strategy that seeks to protect against U.S. inflation.

     This fund is not available in contracts issued on or after November 15, 2010.



American Funds Insurance Series (Reg. TM), advised by Capital Research and
    Management Company


  o Global Growth Fund: Long-term growth of capital.
     This fund is not available in contracts issued on or after November 15, 2010.


  o Global Small Capitalization Fund: Long-term capital growth.
     This fund is not available in contracts issued on or after November 15, 2010.

  o Growth Fund: Capital growth.
     This fund is not available in contracts issued on or after November 15, 2010.


  o Growth-Income Fund: Long-term growth of capital and income.
     This fund is not available in contracts issued on or after November 15, 2010.

  o International Fund: Long-term growth of capital.
     This fund is not available in contracts issued on or after November 15, 2010.



BlackRock Variable Series Funds, Inc.,advised by BlackRock Advisors, LLC and sub-advised by BlackRock Investment Management, LLC


  o BlackRock Global Allocation V.I. Fund: High total investment return.


Delaware VIP (Reg. TM) Trust, advised by Delaware Management Company*


  o Diversified Income Series: Maximum long-term total return consistent with reasonable risk.


  o Emerging Markets Series: Long-term capital appreciation.

  o High Yield Series: Total return and, as a secondary objective, high current income.
     This fund is not available in contracts issued on or after November 15, 2010.

  o Limited-Term Diversified Income Series: Maximum total return, consistent with reasonable risk.

  o REIT Series: Maximum long-term total return, with capital appreciation as a secondary objective.

  o Small Cap Value Series: Capital appreciation.

  o Smid Cap Growth Series: Long-term capital appreciation.


  o U.S. Growth Series: Long-term capital appreciation.

  o Value Series: Long-term capital appreciation.



DWS Investments VIT Funds, advised by Deutsche Investment Management Americas, Inc. and sub-advised by Northern Trust Investments, Inc.

  o DWS Equity 500 Index VIP: To replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 (Reg. TM) Index"), which emphasizes stocks of large US companies.
     This fund is not available in contracts issued on or after June 4, 2007.

  o DWS Small Cap Index VIP: To replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 (Reg. TM) Index, which emphasizes stocks of small US companies.
     This fund is not available in contracts issued on or after June 4, 2007.


DWS Variable Series II, advised by Deutsche Investment Management Americas,
    Inc. and sub-advised by RREEF America L.L.C.

  o DWS Alternative Asset Allocation VIP Portfolio: Capital appreciation; a fund of funds.


Fidelity (Reg. TM) Variable Insurance Products, advised by Fidelity Management and Research Company and sub-advised by FMR CO., Inc.


  o Contrafund (Reg. TM) Portfolio: Long-term capital appreciation.


  o Equity-Income Portfolio: Reasonable income with consideration of the potential for capital appreciation.
     This fund is not available in contracts issued on or after June 6, 2005.

  o Growth Portfolio: To achieve capital appreciation.


  o Mid Cap Portfolio: Long-term growth of capital.

  o Overseas Portfolio: Long-term growth of capital.
     This fund is not available in contracts issued on or after May 23, 2011.


Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income Securities Fund, the Franklin Small-Mid Cap Growth Securities Fund, and the Templeton Global Bond Securities Fund, and by Templeton Global Advisors Limited for the Templeton Growth Securities Fund, and by Franklin Mutual Advisers, LLC for the Mutual Shares Securities Fund.


  o Franklin Income Securities Fund: To maximize income while maintaining prospects for capital appreciation.


  o Franklin Small-Mid Cap Growth Securities Fund: Long-term capital growth. This fund is not available in contracts issued on or after May 23, 2011.


  o Mutual Shares Securities Fund: Capital appreciation; income is a secondary consideration.

  o Templeton Global Bond Securities Fund: High current income consistent with preservation of capital; capital appreciation is a secondary objective.

     This fund is not available in contracts issued on or after June 30, 2009.

  o Templeton Growth Securities Fund: Long-term capital growth.

    (Sub-advised by Templeton Asset Management Limited)
    This fund is not available in contracts issued on or after June 4, 2007.



Janus Aspen Series, advised by Janus Capital Management LLC


  o Balanced Portfolio: Long-term capital growth, consistent with preservation of capital and balanced by current income.
     This fund is not available in contracts issued on or after June 6, 2005.

  o Enterprise Portfolio: Long-term growth of capital.
     This fund is not available in contracts issued on or after June 6, 2005.

  o Global Research Portfolio: Long-term growth of capital.
     (formerly Worldwide Portfolio)

     This fund is not available in contracts issued on or after May 24, 2004.


Lincoln Variable Insurance Products Trust, advised by Lincoln Investment
    Advisors Corporation.

  o LVIP American Global Growth Fund: Long-term growth of capital; a master-feeder fund.
     This fund is not available in contracts issued before November 15, 2010.

  o LVIP American Global Small Capitalization Fund: Long-term growth of capital; a master-feeder fund.
     This fund is not available in contracts issued before November 15, 2010.

  o LVIP American Growth Fund: Growth of capital; a master-feeder fund.
     This fund is not available in contracts issued before November 15, 2010.

  o LVIP American Growth-Income Fund: Long-term growth of capital and income; a master-feeder fund.
     This fund is not available in contracts issued before November 15, 2010.

  o LVIP American International Fund: Long-term growth of capital; a master-feeder fund.
     This fund is not available in contracts issued before November 15, 2010.

  o LVIP Baron Growth Opportunities Fund: Capital appreciation.

     (Sub-advised by BAMCO, Inc.)

  o LVIP BlackRock Emerging Markets RPM Fund: To invest primarily in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility.
     (Sub-advised by BlackRock Investment Management, LLC)
     (formerly LVIP BlackRock Emerging Markets Index RPM Fund)

  o LVIP BlackRock Equity Dividend RPM Fund: Reasonable income by investing primarily in income-producing equity securities..
    (Sub-advised by BlackRock Investment Management, LLC)
    (formerly LVIP Wells Fargo Intrinsic Value Fund)

  o LVIP BlackRock Inflation Protected Bond Fund: To maximize real return, consistent with preservation of real capital and prudent investment management.
     (Sub-advised by BlackRock Financial Management, Inc.)


  o LVIP Capital Growth Fund: Capital growth.

     (Sub-advised by Wellington Management)

  o LVIP Clarion Global Real Estate Fund: Total return through a combination of current income and long-term capital appreciation.
    (Sub-advised by CBRE Clarion Securities LLC)
     (formerly LVIP Cohen & Steers Global Real Estate Fund)

  o LVIP Columbia Small-Mid Cap Growth RPM Fund: Long-term capital appreciation.
    (Sub-advised by Columbia Management Investment Advisers, LLC)
    (formerly LVIP Turner Mid-Cap Growth Fund)

  o LVIP Delaware Bond Fund: Maximum current income (yield) consistent with a prudent investment strategy.
     (Sub-advised by Delaware Management Company)*

  o LVIP Delaware Diversified Floating Rate Fund: Total return.
     (Sub-advised by Delaware Management Company)*


  o LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund: Long-term capital growth.

     (Sub-advised by Delaware Management Company)*

     This fund is not available in contracts issued on or after June 30, 2009.


  o LVIP Delaware Growth and Income Fund: To maximize long-term capital appreciation.
     (Sub-advised by Delaware Management Company)*

     This fund is not available in contracts issued on or after May 23, 2011.


  o LVIP Delaware Social Awareness Fund: To maximize long-term capital appreciation.
     (Sub-advised by Delaware Management Company)*

  o LVIP Delaware Special Opportunities Fund: To maximize long-term capital appreciation.
     (Sub-advised by Delaware Management Company)*

  o LVIP Dimensional Non-U.S. Equity RPM Fund: Long-term capital appreciation; a fund of funds.
     (formerly LVIP Dimensional Non-U.S. Equity Fund)

  o LVIP Dimensional U.S. Equity RPM Fund: Long-term capital appreciation; a fund of funds.
     (formerly LVIP Dimensional U.S. Equity Fund)

  o LVIP Dimensional/Vanguard Total Bond Fund: Total return consistent with capital appreciation


  o LVIP Global Income Fund: Current income consistent with preservation of capital.

     (Sub-advised by Mondrian Investment Partners Limited and Franklin Advisors, Inc.)

  o LVIP JPMorgan High Yield Fund: A high level of current income; capital appreciation is the secondary objective.
    (Sub-advised by J. P. Morgan Investment Management, Inc.)
    (formerly J.P. Morgan High Yield Fund)

  o LVIP JPMorgan Mid Cap Value RPM Fund: Long-term capital appreciation. (Sub-advised by J.P. Morgan Investment Management, Inc.)
    (formerly Columbia Value Opportunities Fund)

  o LVIP MFS International Growth Fund: Long-term capital appreciation. (Sub-advised by Massachusetts Financial Services Company)

  o LVIP MFS International Growth RPM Fund: Capital appreciation; a fund of funds.
     (Sub-advised by Massachusetts Financial Services Company)
     This fund will be available on or about May 20, 2013. Consult your financial advisor.

  o LVIP MFS Value Fund: Capital appreciation.
     (Sub-advised by Massachusetts Financial Services Company)


  o LVIP Mid-Cap Value Fund: Long-term capital appreciation.

     (Sub-advised by Wellington Management)

  o LVIP Mondrian International Value Fund: Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
     (Sub-advised by Mondrian Investment Partners Limited)

  o LVIP Money Market Fund: To maximize current income while maintaining a stable value of your shares (providing stability of net asset value) and preserving the value of your initial investment (preservation of capital).

     (Sub-advised by Delaware Management Company)*

  o LVIP RPM BlackRock Global Allocation V.I. Fund: Capital appreciation; a fund of funds.
     (Sub-advised by BlackRock Financial Management, Inc.)
     This fund will be available on or about May 20, 2013. Consult your financial advisor.

  o LVIP RPM Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio: Capital appreciation; a fund of funds.
     (Sub-advised by FMR CO., Inc.)
     This fund will be available on or about May 20, 2013. Consult your financial advisor.

  o LVIP SSgA Bond Index Fund: To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP SSgA Conservative Index Allocation Fund: A high level of current income, with some consideration given to growth of capital.

  o LVIP SSgA Conservative Structured Allocation Fund: A high level of current income, with some consideration given to growth of capital.

  o LVIP SSgA Developed International 150 Fund: To maximize long-term capital appreciation.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Emerging Markets 100 Fund: To maximize long-term capital appreciation.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Global Tactical Allocation RPM Fund: Long-term growth of capital; a fund of funds.
    (Sub-advised by SSgA Funds Management, Inc.)
    (formerly LVIP SSgA Global Tactical Allocation Fund)

  o LVIP SSgA International Index Fund: To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
    (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Large Cap 100 Fund: To maximize long-term capital appreciation. (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Large Cap RPM Fund: Capital appreciation; a fund of funds. (Sub-advised by SSgA Funds Management, Inc.)
     This fund will be available on or about May 20, 2013. Consult your financial advisor.

  o LVIP SSgA Moderate Index Allocation Fund: A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

  o LVIP SSgA Moderate Structured Allocation Fund: A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.

  o LVIP SSgA Moderately Aggressive Index Allocation Fund: A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

  o LVIP SSgA Moderately Aggressive Structured Allocation Fund: A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

  o LVIP SSgA Small-Cap Index Fund: Replicate Russell 2000 (Reg. TM) Index. To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000 (Reg. TM) Index*, which emphasizes stocks of small U.S. companies.

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP SSgA Small-Cap RPM Fund: Capital appreciation; a fund of funds. (Sub-advised by SSgA Funds Management, Inc.)
     This fund will be available on or about May 20, 2013. Consult your financial advisor.

  o LVIP SSgA Small-Mid Cap 200 Fund: To maximize long-term capital appreciation.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA S&P 500 Index Fund: Replicate S&P 500 Index.** To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP T. Rowe Price Growth Stock Fund: Long-term capital growth. (Sub-advised by T. Rowe Price Associates, Inc.)

  o LVIP T. Rowe Price Structured Mid-Cap Growth Fund: To maximum capital appreciation.
     (Sub-advised by T. Rowe Price Associates, Inc.)

  o LVIP Templeton Growth RPM Fund: Long-term capital growth.
    (Sub-advised by Templeton Investment Counsel, LLC)
     (formerly LVIP Templeton Growth Fund)

  o LVIP UBS Large Cap Growth RPM Fund: Long-term growth of capital in a manner consistent with the preservation of capital.
    (Sub-advised by UBS Global Asset Management (Americas), Inc.)
    (formerly LVIP Janus Capital Appreciation Fund)

  o LVIP Vanguard Domestic Equity ETF Fund: Long-term capital appreciation; a fund of funds.

  o LVIP Vanguard International Equity ETF Fund: Long-term capital appreciation; a fund of funds.

  o LVIP Protected Profile 2010 Fund: The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.

     This fund is not available in contracts issued on or after June 30, 2009.


  o LVIP Protected Profile 2020 Fund: The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.

     This fund is not available in contracts issued on or after June 30, 2009.


  o LVIP Protected Profile 2030 Fund: The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.
    This fund is not available in contracts issued on or after June 30, 2009.

  o LVIP Protected Profile 2040 Fund: The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.

     This fund is not available in contracts issued on or after June 30, 2009.


  o LVIP Protected Profile Conservative Fund: A high level of current income with some consideration given to growth of capital; a fund of funds.

  o LVIP Protected Profile Growth Fund: A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

  o LVIP Protected Profile Moderate Fund: A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.

MFS (Reg. TM) Variable Insurance TrustSM, advised by Massachusetts Financial
    Services Company

  o Core Equity Series: Capital appreciation.
     This fund is not available in contracts issued on or after June 6, 2005.

  o Growth Series: Capital appreciation.

  o Total Return Series: Total return.
     This fund is not available in contracts issued on or after May 23, 2011.

  o Utilities Series: Total return.



Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc. and sub-advised by Neuberger Berman, LLC

  o Mid-Cap Growth Portfolio: Growth of capital.
     This fund is not available in contracts issued on or after June 4, 2007.

  o Mid Cap Intrinsic Value Portfolio: Growth of capital.
     This fund is not available in contracts issued on or after June 4, 2007.



PIMCO Variable Insurance Trust, advised by PIMCO

  o PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio: Maximum real return.


Putnam Variable Trust, advised by Putnam Investment Management, LLC


  o Global Health Care Fund: Capital appreciation.
     (Sub-advised by Putnam Advisory Company, LLC and Putnam Investments
Limited)

     This fund is not available in contracts issued on or after May 24, 2004.


  o Growth & Income Fund: Capital growth and current income.
     (Sub-advised by Putnam Investments Limited)

     This fund is not available in contracts issued on or after May 24, 2004.

* Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.

** "Standard & Poor's (Reg. TM)", "S&P 500 (Reg. TM)", "Standard & Poor's 500
   (Reg. TM)" and "500" are trademarks of Standard & Poor's Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.


Fund Shares


We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.


When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.


The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.



Reinvestment of Dividends and Capital Gain Distributions


All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.

Addition, Deletion or Substitution of Investments


We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.

Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.


We also may:

 o remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;

 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.


We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.




Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;

 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional Services and the SAI for more information on these programs);

 o maintaining records;

 o administering Annuity Payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and

 o furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.

The risks we assume include:
 o the risk that Annuitants receiving Annuity Payouts, including Lincoln SmartIncomeSM Inflation payouts, live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
 o the risk that lifetime payments to individuals from Lincoln SmartSecurity (Reg. TM) Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage will exceed the Contract Value;
 o the risk that Death Benefits paid will exceed the actual Contract Value;

 o the risk that more owners than expected will qualify for waivers of the surrender charge;

 o the risk that, if i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit or 4LATER (Reg. TM) Guaranteed Income Benefit is in effect, the required Regular Income Payments will exceed the Account Value;
 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change);
 o the risk the Covered Life under the Lincoln Long-Term CareSM Advantage rider will live longer while receiving benefits than we assumed in the rate setting process (these rates may change subject to state insurance department approval);
 o the risk that the actual number of claims under the Lincoln Long-Term CareSM Advantage rider exceeds the number of claims we assumed in the rate setting process (these rates may change subject to state insurance department approval); and
 o the risk that the payments of the Acceleration and Growth Benefit under the Lincoln Long-Term CareSM Advantage rider exceed the Contract Value.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.



Deductions from the VAA



For the base contract, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:





                                       Estate         Enhanced Guaranteed     Guarantee of
                                    Enhancement          Minimum Death      Principal Death   Account Value
                                Benefit rider (EEB)     Benefit (EGMDB)         Benefit       Death Benefit
                               --------------------- --------------------- ----------------- --------------
      Mortality and expense risk
  charge......................        1.65%                 1.45%               1.20%            1.15%
      Administrative charge...        0.10%                 0.10%               0.10%            0.10%
                                       ----                  ----                ----             ----
      Total annual charge for
  each Subaccount*............        1.75%                 1.55%               1.30%            1.25%



* For contracts purchased before June 6, 2005 (or later in those states that have not approved the contract changes), the total annual charges are as follows: EEB 1.65%; EGMDB 1.45%; Guarantee of Principal 1.35%; Account Value N/A.



Surrender Charge


A surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the periods indicated below. The surrender charge is calculated separately for each Purchase Payment. The contract anniversary is the annually occurring date beginning with the effective date of the contract. For example, if the effective date of your contract is January 1, 2012, your first contract anniversary would be on January 1, 2013, your second contract anniversary would be on January 1, 2014, and so forth.





                                                                Number of contract anniversaries since
                                                                     Purchase Payment was invested
                                                             ---------------------------------------------
                                                               0     1     2     3     4     5     6    7+
                                                             ----- ----- ----- ----- ----- ----- ----- ---
      Surrender charge as a percentage of the surrendered or
       withdrawn Purchase Payments.......................... 7 %   7 %   6 %   6 %   5 %   4 %   3 %    0


A surrender charge does not apply to:

 o A surrender or withdrawal of a Purchase Payment beyond the seventh anniversary since the Purchase Payment was invested;
 o Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current Contract Year does not exceed the free amount which is equal to 10% of the current Contract value or 10% of the total Purchase Payments (15% for contracts purchased prior to November 15, 2010) (this does not apply upon surrender of the contract);
 o When the surviving spouse assumes ownership of the contract as a result of the death of the original owner (however, the surrender charge schedule of the original contract will continue to apply to the spouse's contract);
 o A surrender or withdrawal of any Purchase Payments as a result of admittance of the Contractowner into an accredited nursing home or equivalent health care facility, where the admittance into such facility occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
 o A surrender of the contract as a result of the death of the Contractowner, joint owner or Annuitant, provided the Annuitant has not been changed for any reason other than the death of a prior named Annuitant;
 o Purchase Payments when used in the calculation of the initial periodic income payment and the initial Account Value under the i4LIFE (Reg. TM) Advantage option or the Contract Value applied to calculate the benefit amount under any Annuity Payout option made available by us;
 o Regular Income Payments made under i4LIFE (Reg. TM) Advantage including any payments to provide the 4LATER (Reg. TM) or i4LIFE (Reg. TM) Guaranteed Income Benefits or periodic payments made under any Annuity Payout option made available by us;
 o A surrender of a contract or withdrawal of Contract Value from contracts issued to Selling Group Individuals;
 o A surrender or withdrawal of any Purchase Payments after the onset of a permanent and total disability of the Contractowner as defined in Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the Contractowner For contracts issued in the State of New Jersey, a different definition of permanent and total disability applies;

 o A surrender or withdrawal of any Purchase Payments as a result of the diagnosis of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
 o Withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity (Reg. TM) Advantage, Lincoln Lifetime IncomeSM Advantage or the Guaranteed Annual Income amount under Lincoln Lifetime IncomeSM Advantage 2.0, subject to certain conditions;


For purposes of calculating the surrender charge on withdrawals, we assume that:


1. The free amount will be withdrawn from Purchase Payments on a "first in-first out (FIFO)" basis.

2. Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
  o from Purchase Payments (on a FIFO basis) until exhausted; then

  o from earnings until exhausted.


3. On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
  o from Purchase Payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then

  o from earnings until exhausted; then

  o from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted.

We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.

If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.



Account Fee


During the accumulation period, we will deduct an account fee of $35 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the Contract Value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $100,000 on the contract anniversary. There is no account fee on contracts issued to Selling Group Individuals.



Rider Charges

A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.

Lincoln Lifetime IncomeSM Advantage 2.0 Charge. While this rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage 2.0. The rider charge is currently equal to an annual rate of 1.05% (0.2625% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 single life option and 1.25% (0.3125% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 joint life option. There is no additional charge for Lincoln Lifetime IncomeSM Advantage
2.0 Protected Funds over and above the charge for Lincoln Lifetime IncomeSM Advantage 2.0.


The charge is applied to the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements, and decreased for Excess Withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider's effective date. This deduction will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base section for a discussion and example of the impact of the changes to the Income Base.

The annual rider percentage charge may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. An Automatic Annual Step-up is a feature that will increase the Income Base to equal the Contract Value on a Benefit Year anniversary if all conditions are met. The Benefit Year is a 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. If you opt out of the step-up, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.


The 5% Enhancement to the Income Base (less Purchase Payments received in that year) occurs if a 10-year Enhancement Period is in effect as described further in the Lincoln Lifetime IncomeSM Advantage 2.0 section. During the first ten Benefit Years an increase in the Income Base as a result of the 5% Enhancement will not cause an increase in the annual rider percentage charge but will increase the dollar amount of the charge. After the 10th Benefit Year anniversary the annual rider percentage charge may increase each time the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. If your percentage charge is increased, you may opt-out of the 5% Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. If you opt out of the 5% Enhancement, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your percentage charge to increase) if you do not want the 5% Enhancement.

The rider percentage charge will increase to the then current rider percentage charge, if after the first Benefit Year anniversary, cumulative Purchase Payments added to the contract, equal or exceed $100,000. You may not opt-out of this rider charge increase. See The Contracts - Living Benefit Riders - Lincoln Lifetime IncomeSM Advantage 2.0 - Income Base.


The rider charge will be discontinued upon termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider (except for death) or surrender of the contract.


If the Contract Value is reduced to zero while the Contractowner is receiving a Guaranteed Annual Income, no rider charge will be deducted.

Lincoln Lifetime IncomeSM Advantage Charge. While this rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage. The rider charge is currently equal to an annual rate of 0.90% of the Guaranteed Amount (0.225% quarterly) for the Lincoln Lifetime IncomeSM Advantage single life or joint life option. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. If the Lincoln Lifetime IncomeSM Advantage Plus is purchased, an additional 0.15% is added, for a total current cost of 1.05% of the Guaranteed Amount. See The Contracts - Living Benefit Riders - Lincoln Lifetime IncomeSM Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

The charge is applied to the Guaranteed Amount as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up and decreased for withdrawals. The 200% Step-up is not available for riders purchased on or after October 5, 2009. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. For Riders purchased on or after March 2, 2009, the charge is also deducted in proportion to the value in the fixed account used for dollar cost averaging purposes. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln Lifetime IncomeSM Advantage Guaranteed Amount section for a discussion and example of the impact of the changes to the Guaranteed Amount.

The annual rider percentage charge may increase each time the Guaranteed Amount increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 1.50% of the Guaranteed Amount. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. This opt out will only apply for this particular Automatic Annual Step-up and is not available if additional Purchase Payments would cause your charge to increase (see below). You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.


An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% Step-up will not cause an increase in the annual rider percentage charge but will increase the dollar amount of charge.


Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Purchase Payment will potentially cause the charge for your rider to change to the current charge in effect on the next Benefit Year anniversary, but the charge will never exceed the guaranteed maximum annual charge. The new charge will become effective on the Benefit Year anniversary.


The rider charge will be discontinued upon termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider (except for death) or surrender of the contract.


If the Guaranteed Amount is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.

If you purchase Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% of the Guaranteed Amount will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge of 1.05% applied to the Guaranteed Amount. This total charge (which may change as discussed above) is in effect until the 7th Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the 7th Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the 7th Benefit Year anniversary, you will not be able to exercise the Plus Option, but the additional 0.15% charge will remain on your contract until the 7th Benefit Year anniversary.

As of December 31, 2010 (or later in certain states), this rider is no longer available for purchase.

4LATER (Reg. TM) Advantage Protected Funds Charge. While this rider is in effect, there is a charge for the 4LATER (Reg. TM) Advantage Protected Funds. The rider charge is currently equal to an annual rate of 1.05% (0.2625% quarterly) for the single life option and 1.25% (0.3125% quarterly) for the joint life option.


The charge is applied to the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider's effective date. This deduction will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to the 4LATER (Reg. TM) Advantage Protected Funds Income Base section for a discussion and example of the impact of the changes to the Income Base.

The annual rate for the charge may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. An Automatic Annual Step-up is a feature that will increase the Income Base to equal the Contract Value on a Benefit Year anniversary if all conditions are met. The Benefit Year is a 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Therefore, your percentage charge could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt-out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. If you opt out of the step-up, your current charge will remain in effect and the Income Base will be returned to the prior Income Base subject to withdrawals. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.

The 5% Enhancement to the Income Base (less Purchase Payments received in that year) occurs if a 10-year Enhancement Period is in effect as described further in the 4LATER (Reg. TM) Advantage Protected Funds section. During the first 10 Benefit Years an increase in the Income Base as a result of the 5% Enhancement will not cause an increase in the annual rider percentage charge but will increase the dollar amount of charge. After the 10th Benefit Year anniversary the percentage charge may increase each time the Income Base increases as a result of the 5% Enhancement, but the percentage charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. If your percentage charge is increased, you may opt-out of the 5% Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. If you opt out of the 5% Enhancement, your current percentage charge will remain in effect and the Income Base will be returned to the prior Income Base adjusted for withdrawals. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your percentage charge to increase) if you do not want the 5% Enhancement.

The percentage charge will increase to the then current annual percentage charge, if after the first Benefit Year anniversary, cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt-out of this rider charge increase. See the 4LATER (Reg. TM) Advantage Protected Funds
- Income Base.

The rider charge will be discontinued upon termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider (except for death) or surrender of the contract.


Lincoln SmartSecurity (Reg. TM) Advantage Charge. While this rider is in effect, there is a charge for the Lincoln SmartSecurity (Reg. TM) Advantage. The rider charge is currently equal to an annual rate of:


1) 0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option (the current annual percentage charge will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount); or

2) 0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, single life option (and also the prior version of Lincoln SmartSecurity (Reg. TM) Advantage - 1
   Year Automatic Step-up) (for riders purchased prior to December 3, 2012, the current annual percentage charge will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or

3) 1.00% of the Guaranteed Amount (0.25% quarterly) for Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, joint life option (for riders purchased prior to December 3, 2012, the current annual percentage charge will increase from 0.80% to 1.00%
  at the end of the 10-year annual step-up period if a new 10-year period is elected). See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

Beginning on January 16, 2009, the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option is no longer available for purchase. Beginning on May 20, 2013, the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will no longer be available for purchase.

The charge is applied to the Guaranteed Amount (initial Purchase Payment, if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the rider charge is assessed. In Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up (without the single or joint life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln SmartSecurity (Reg. TM) Advantage, Guaranteed Amount section, for a discussion and example of the impact of changes to the Guaranteed Amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the 10th Benefit Year if conditions are met as described in the Lincoln SmartSecurity (Reg. TM) Advantage section. Additional 10-year periods of step-ups may be elected. The annual rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount within the 10-year period.

If you elect to step-up the Guaranteed Amount for another 10-year step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a pro-rata deduction of the rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the Valuation Date of the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity (Reg.
TM) Advantage - 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE (Reg. TM) Advantage or termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider or surrender of the contract.

Rider Charge Waiver. For the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.

Whenever the above conditions are met, on each valuation date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Purchase Payments made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.

4LATER (Reg. TM) Advantage Charge. Prior to the Periodic Income Commencement Date (which is defined as the Valuation Date the initial Regular Income Payment under i4LIFE (Reg. TM) Advantage is determined), the annual 4LATER (Reg. TM) charge is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER (Reg.
TM) Guaranteed Income Benefit. The Income Base is increased for subsequent Purchase Payments, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER (Reg. TM) rider charge multiplied by the Income Base will be deducted from the Subaccounts on every third month anniversary of the later of the 4LATER (Reg. TM) rider effective date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER (Reg. TM) rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.

Upon a reset of the Income Base, a pro-rata deduction of the 4LATER (Reg. TM) rider charge based on the Income Base immediately prior to the reset will be made on the Valuation Date of the reset. This deduction covers the cost of the 4LATER (Reg. TM) rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER (Reg. TM) rider charge for the reset Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect at the time of reset, not to exceed the guaranteed maximum charge of 1.50% of the Income Base. If you never elect to reset your Income Base, your 4LATER (Reg. TM) rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.


Prior to the Periodic Income Commencement Date, a pro-rata amount of the 4LATER (Reg. TM) rider charge will be deducted upon termination of the 4LATER (Reg.
TM) rider for any reason other than death. On the Periodic Income Commencement Date, a pro-rata deduction of the 4LATER (Reg. TM) rider charge will be made to cover the cost of 4LATER (Reg. TM) since the previous deduction.


As of July 16, 2012 (or later in some states), this rider is no longer available for purchase.

i4LIFE (Reg. TM) Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE (Reg. TM) Advantage. i4LIFE (Reg. TM) Advantage is subject to a daily charge that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE (Reg. TM) Advantage becomes effective (or your initial Purchase Payment if i4LIFE (Reg.
TM) Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as withdrawals. i4LIFE (Reg. TM) Advantage provides Regular Income Payments for your life, subject to certain conditions, during two time periods: the Access Period and the Lifetime Income Period. During the Access Period, you have access to your Account Value. You select when the Access Period begins and ends at the time you elect i4LIFE (Reg. TM) Advantage. The Lifetime Income Period begins immediately after the Access Period ends. The Lifetime Income Period ends when you die (or upon the death of a Secondary Life, if any).

The annual rate of the i4LIFE (Reg. TM) Advantage charge during the Access Period is: 1.65% for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit; 1.70% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit; and 1.95% for the i4LIFE (Reg. TM) Advantage EGMDB. During the Lifetime Income Period, the charge for all Death Benefit options is 1.65%. This charge consists of a mortality and expense risk charge, and an administrative charge. These charges replace the Separate Account Annual Expenses for the base contract. If i4LIFE (Reg. TM) Advantage is elected at the time the contract is issued, i4LIFE (Reg. TM) Advantage will become effective as of the contract's effective date, and we will begin deducting the charge at that time. If i4LIFE (Reg. TM) is elected at any point after the contract has been issued, i4LIFE (Reg. TM) Advantage will become effective as of the next Valuation Date after we receive a completed election form in Good Order at our Home Office. We will begin deducting the charge at that time. Refer to the i4LIFE (Reg. TM) Advantage section for explanations of the Account Value, the Access Period, and the Lifetime Income Period.

i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit Charge. The Guaranteed Income Benefit (version 4) which is available for purchase with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.65% of the Account Value (0.50% for versions 1, 2 and 3) (single life option), which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.30% (2.15% for version 1, 2 and 3) for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit; 2.35% (2.20% for version 1, 2 and 3) for the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit; and 2.60% (2.45% for version 1, 2 and 3) for the i4LIFE (Reg. TM) Advantage EGMDB.

If you elect the joint life option, the charge for the Guaranteed Income Benefit (version 4) which is purchased with i4LIFE (Reg. TM) Advantage will be subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.50% for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit; 2.55% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit; and 2.80% for the i4LIFE (Reg. TM) Advantage EGMDB. These charges replace the Separate Account Annual Expenses for the base contract. There is no additional charge for i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds over and above the charge for i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4).


The Guaranteed Income Benefit percentage charge will not change until there is an automatic step up of the Guaranteed Income Benefit (version 4) or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus). At the time of the step-up the Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% (version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up (version 4) or step-up period election (versions 2 or 3) for you and your percentage charge is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up or the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE (Reg. TM) Advantage section of this prospectus). For version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.

After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE (Reg. TM) Advantage charge will continue.


i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) charge for purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds. Purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 may carry over certain features of the Lincoln Lifetime IncomeSM Advantage 2.0 rider to elect i4LIFE (Reg. TM)Advantage with Guaranteed Income Benefit (version 4). Purchasers who previously purchased 4LATER (Reg. TM) Advantage Protected Funds may carry over certain features of 4LATER (Reg. TM) Advantage Protected Funds to elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds. If you make this election, then the current Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds charge will be your initial charge for i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit (version 4). This charge is in addition to the daily mortality and expense risk and administrative charge of the base contract for your Death Benefit option set out under Deductions of the VAA. The charges and calculations described earlier for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit will not apply.

For purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds, the charges for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) are combined into a single charge that is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE (Reg. TM) Advantage and every three months thereafter. The current initial charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) is equal to an annual rate of 1.05% (0.2625% quarterly) for the single life option and 1.25% (0.3125% quarterly) for the joint life option. The charge is a percentage of the greater of the Income Base or the Account Value. Refer to Lincoln Lifetime IncomeSM Advantage
2.0 or 4LATER (Reg. TM) Advantage Protected Funds for a description of the Income Base. The total annual Subaccount charges of 1.55% for the EGMDB, 1.30% for the Guarantee of Principal Death Benefit and 1.25% for the Account Value Death Benefit also apply. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds are guaranteed that in the future the guaranteed maximum initial charge for both i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) will be the guaranteed maximum charge then in effect at the time they purchase Lincoln Lifetime IncomeSM Advantage
2.0 or 4LATER (Reg. TM) Advantage Protected Funds.

The charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds will not change until there is an automatic step-up of the Guaranteed Income Benefit (described later in the i4LIFE (Reg.
TM) Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds current charge rate. (The Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds charge continues to be used as a factor in determining the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit charge.) The charge rate is based upon surrender experience, mortality experience, Contractowner investment experience, solvency and profit margins, and the goals and objectives of the Lincoln hedging experience. Significant changes in one or more of these categories could result in an increase in the charge. This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.

The following example shows how the initial charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 and 4LATER (Reg. TM) Advantage Protected Funds is calculated as well as adjustments due to increases to the Guaranteed Income Benefit (version 4) and the Lincoln Lifetime IncomeSM Advantage 2.0 charge. The example is a nonqualified contract and assumes the Contractowner is 65 years old on the effective date of electing the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). Pursuant to the provisions of the Guaranteed Income Benefit (version 4) the initial Guaranteed Income Benefit is set at 4% of the Income Base based upon the Contractowner's age (see Guaranteed Income Benefit (version 4) for a more detailed description). The example also assumes that the current charge for Lincoln Lifetime IncomeSM Advantage 2.0 is 1.05%. The first example demonstrates how the initial charge is determined for an existing contract with an Account Value and Income Base. (The same calculation method applies to purchasers of 4LATER (Reg. TM) Advantage Protected Funds except for the different initial Guaranteed Income Benefit rates set forth in the Guaranteed Income Benefit (version 4) description later in this prospectus.)






1/1/13 Initial i4LIFE (Reg. TM) Advantage Account Value...................................  $ 100,000
1/1/13 Income Base as of the last Valuation Date under Lincoln Lifetime IncomeSM            $ 125,000
  Advantage 2.0  .
1/1/13 Initial Annual Charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income
Benefit (version 4) ($125,000 * 1.05%
 current charge for Lincoln Lifetime IncomeSM Advantage 2.0) (charge is assessed against the Income Base since it is
 larger than the Account Value)...........................................................  $1,312.50
1/2/13 Amount of initial i4LIFE (Reg. TM) Advantage Regular Income Payment (an example of how the Regular Income Payment
 is calculated is shown in the SAI).......................................................  $   5,066
1/2/13 Initial Guaranteed Income Benefit (4% * $125,000 Income Base) .                      $   5,000

The next example shows how the charge will increase if the Guaranteed Income Benefit is stepped up to 75% of the Regular Income Payment.





1/2/14 Recalculated Regular Income Payment (due to market gain in Account Value).........  $   6,900
1/2/14 New Guaranteed Income Benefit (75% * $6,900 Regular Income Payment)...............  $   5,175
1/2/14 Annual Charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit
(version 4) ($1,312.50 * ($5,175/$5,000))
 Prior charge * [ratio of increased Guaranteed Income Benefit to prior Guaranteed Income   $1,358.44
  Benefit]  .


If the Lincoln Lifetime IncomeSM Advantage 2.0 charge has also increased, subject to a maximum charge of 2.00%, the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) charge will increase upon a step-up. (The Lincoln Lifetime IncomeSM Advantage 2.0 charge continues to be used in the calculation of the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit charge.)


Continuing the above example:




1/2/14 Annual Charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit          $1,358.44
  (version 4)  .
1/2/15 Recalculated Regular Income Payment (due to Account Value increase)................  $   7,400
1/2/15 New Guaranteed Income Benefit (75% * $7,400 Regular Income Payment) .                $   5,550
Assume the Lincoln Lifetime IncomeSM Advantage 2.0 charge increases from 1.05% to 1.15%.
1/2/15 Annual Charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit
($1,358.44 * ($5,550/$5,175) *
 (1.15%/1.05%))...........................................................................  $1,595.63


The new annual charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) is $1,595.63 which is equal to the current annual charge of $1,358.44 multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) times the percentage increase to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge (1.15%/1.05%).

If the Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds percentage charge is increased, we will notify you in writing. You may contact us in writing or at the telephone number listed on the first page of this prospectus to reverse the step-up within 30 days after the date on which the step-up occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred, reduced by any Excess Withdrawals. Future step-ups as described in the rider would continue.


After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, i4LIFE (Reg. TM) Advantage will also be terminated and the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit charge will cease.

i4LIFE (Reg. TM) Advantage with 4LATER (Reg. TM) Guaranteed Income Benefit Charge for purchasers who previously purchased 4LATER (Reg. TM) Advantage. The 4LATER (Reg. TM) Guaranteed Income Benefit for purchasers who previously purchased 4LATER (Reg. TM) Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.30% for the i4LIFE (Reg. TM) Account Value Death Benefit; 2.35% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit; and 2.60% for the EGMDB. (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE (Reg. TM) Advantage payout phase.


On and after the Periodic Income Commencement Date, the 4LATER (Reg. TM) Guaranteed Income Benefit charge will be added to the i4LIFE (Reg. TM) charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER (Reg. TM) charge because after the Periodic Income Commencement Date, when the 4LATER (Reg. TM) Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER (Reg. TM) charge is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the average daily Account Value after the Periodic Income Commencement Date.


After the Periodic Income Commencement Date, the 4LATER (Reg. TM) Guaranteed Income Benefit percentage charge will not change unless the Contractowner elects additional 15-year step-up periods during which the 4LATER (Reg. TM) Guaranteed Income Benefit (described later) is stepped-up to 75% of the current Regular Income Payment. At the time you elect a new 15-year step-up period, the 4LATER (Reg. TM) Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.


After the Periodic Income Commencement Date, if the 4LATER (Reg. TM) Guaranteed Income Benefit is terminated, the 4LATER (Reg. TM) Guaranteed Income Benefit annual charge will also terminate but the i4LIFE (Reg. TM) Advantage charge will continue.

Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit (version 2 or 3 as stated in your rider), the Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE (Reg.
TM)Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.15% for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit; 2.20% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit; and 2.45% for the i4LIFE (Reg. TM) Advantage EGMDB.


Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase the Lincoln Lifetime IncomeSM Advantage.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus).

After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE (Reg. TM) Advantage charge will continue.


Lincoln Long-Term CareSM Advantage (LTC Rider) Charge. While the LTC rider is in effect, there is a charge for the LTC Rider ("LTC Charge") that is deducted from the Contract Value on a quarterly basis. The LTC Charge will consist of the sum of three charges:
 o the Acceleration Benefit Charge,
 o the Extension Benefit Charge, and
 o the Optional Nonforfeiture Benefit Charge (if elected).

The first deduction will occur on the business day on or next following the three month contract anniversary and will be deducted every three months thereafter. This deduction will be made proportionately from the Contract Value in the Subaccounts, the fixed account for use with dollar-cost averaging and the LTC Fixed Account until the Contract Value is reduced to zero. Deductions from the Subaccounts and the fixed accounts will be made in proportion to the value in each Subaccount and fixed account. A proportional LTC Charge will be deducted upon termination of the LTC Rider, upon commencement of Annuity Payouts and upon contract surrender. A proportional LTC Charge will not be deducted if the LTC Rider is terminated due to death.

Acceleration Benefit Charge

The Acceleration Benefit Charge has a guaranteed maximum annual percentage rate of 1.50% of the LTC Guaranteed Amount. The current annual percentage rate is 0.50% of the LTC Guaranteed Amount under the Growth Benefit option and 0.35% of the LTC Guaranteed Amount under the Level Benefit option. The annual percentage rate may change at any time and will never exceed the guaranteed maximum annual percentage rate of 1.50 % of the LTC Guaranteed Amount. We will give you 30 days written notice of our intent to raise the annual percentage rate. Any increase to the annual percentage rate will be applied on the next quarterly deduction following the effective date of the annual percentage rate change. Any change to the annual percentage rate will be the same for all Contractowners in the same class on a nondiscriminatory manner. The Acceleration Benefit Charge annual percentage rate for the Growth Benefit option will not change to the annual percentage rate for the Level Benefit after you terminate the Automatic Step-ups.





 The LTC Charge will be higher if you choose the Growth Benefit option because the
Acceleration Benefit Charge annual percentage
 rate is higher for the Growth Benefit option than it is for the Level Benefit option and the LTC Guaranteed Amount against which the
 Acceleration Benefit Charge annual percentage rate is assessed may be higher due to
Automatic Step-ups.




The Acceleration Benefit Charge is calculated by multiplying the LTC Guaranteed Amount as of the date on which the charge is deducted by 1/4 of the Acceleration Benefit Charge annual percentage rate. With the Level Benefit option, the Acceleration Benefit Charge will decrease as the LTC Guaranteed Amount is reduced by Acceleration Benefit payments or Excess Withdrawals. With the Growth Benefit option, the Acceleration Benefit Charge will increase or decrease as the LTC Guaranteed Amount increases by the Automatic Step-up or is reduced by Acceleration Benefit payments, Growth Benefit payments or Excess Withdrawals. The Acceleration Benefit Charge will be deducted until the LTC Guaranteed Amount is reduced to zero or there is no Contract Value remaining, whichever occurs first.

Extension Benefit Charge

The Extension Benefit Charge does not have a guaranteed maximum annual percentage rate and may change at any time. The current Extension Benefit Charge annual percentage rates range as set forth in the charts below. The initial Extension Benefit Charge annual percentage rate will be stated on the Specifications page of your LTC Rider. We will give you 30 days written notice of our intent to raise the Extension Benefit Charge annual percentage rate. Any increase to the Extension Benefit Charge annual percentage rate will be applied on the next quarterly deduction following the effective date of the annual percentage rate change. Any change to the current Extension Benefit Charge annual percentage rate will be subject to prior regulatory approval and will be the same for all Contractowners in the same class on a nondiscriminatory manner. If the current Extension Benefit Charge annual percentage rate is increased to an amount greater than a specified percentage of the initial current Extension Benefit Charge annual percentage rate you may cancel the LTC Rider and receive the Contingent Nonforfeiture Benefit. See Determining LTC Benefits - Nonforfeiture Benefit for more information.





 Extension Benefit Charge: 50%
  Benefit for Assisted Living
           Services
States: AK, AL, AR, AZ, DC, DE,
GA, IA, KY, LA, MD, ME, MI, MO,
              MS,
MT, NC, ND, NE, NM, OK, OR, RI,
        SC, SD, WV, WY
       Age on        Extension
 Contract Date   Benefit Charge
     45-49           0.26%
     50-54           0.30%
     55-59           0.32%
     60-64           0.38%
     65-69           0.50%
     70-74           0.68%








Extension Benefit Charge: 100%
  Benefit for Assisted Living
           Services
       All other states
       Age on        Extension
 Contract Date   Benefit Charge
     45-49           0.28%
     50-54           0.32%
     55-59           0.36%
     60-64           0.40%
     65-69           0.54%
     70-74           0.76%



The Extension Benefit Charge is calculated by multiplying the Extension Benefit as of the date on which the charge is deducted multiplied by 1/4 of the Extension Benefit Charge annual percentage rate (which is stated in the LTC rider) as of the date on which the charge is deducted. On the contract date, the Extension Benefit will be double the Acceleration Benefit. The Extension Benefit Charge will increase as the Extension Benefit increases to twice the amount of any subsequent Purchase Payments made prior to the 90th day after the contract date. The Extension Benefit Charge will decrease as the Extension Benefit is reduced by Extension Benefit payments or Excess Withdrawals. The Extension Benefit Charge will be deducted until the Extension Benefit is reduced to zero or there is no Contract Value remaining, whichever occurs first. The Extension Benefit Charge annual percentage rate is based upon your age as of the contract date.

Optional Nonforfeiture Benefit Charge

The Optional Nonforfeiture Benefit Charge does not have a guaranteed maximum annual percentage rate and may change at any time. The current Optional Nonforfeiture Benefit Charge annual percentage rates range as set forth in the charts below. We will give you 30 days written notice of our intent to raise the current Optional Nonforfeiture Benefit Charge annual percentage rate. Any increase to the current Optional Nonforfeiture Benefit Charge annual percentage rate will be applied on the next quarterly deduction following the effective date of the annual percentage rate change. Any change to the current Optional Nonforfeiture Benefit Charge annual percentage rate will be subject to prior regulatory approval and will be the same for all Contractowners in the same class on a nondiscriminatory manner.





              Optional Nonforfeiture Benefit Charge: 50% Benefit for Assisted Living
                                             Services
               States: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS,
                          MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY
                                   Age on                                   Optional Nonforfeiture
                             Contract Date                                    Benefit Charge
           45-49                                                                  0.04%
           50-54                                                                  0.05%
           55-59                                                                  0.05%
           60-64                                                                  0.06%
           65-69                                                                  0.08%
           70-74                                                                  0.11%








              Optional Nonforfeiture Benefit Charge: 100% Benefit for Assisted Living
                                             Services
                                         All other states
                                   Age on                                    Optional Nonforfeiture
                              Contract Date                                    Benefit Charge
           45-49                                                                   0.05%
           50-54                                                                   0.05%
           55-59                                                                   0.06%
           60-64                                                                   0.06%
           65-69                                                                   0.09%
           70-74                                                                   0.12%



The Optional Nonforfeiture Benefit Charge is calculated by multiplying the Extension Benefit as of the date on which the charge is deducted multiplied by 1/4 of the Optional Nonforfeiture Benefit Charge annual percentage rate (which is stated in the LTC rider) as of the date on which the charge is deducted. On the contract date, the Extension Benefit will be double the Acceleration Benefit. The Optional Nonforfeiture Benefit Charge will increase as the Extension Benefit increases due to Purchase Payments made within the first 90 days after the contract date. The Optional Nonforfeiture Benefit Charge will decrease as the Extension Benefit decreases by Extension Benefit payments or Excess Withdrawals. The Optional Nonforfeiture Benefit Charge will be deducted until the Extension Benefit is zero or there is no Contract Value remaining, whichever occurs first. The Optional Nonforfeiture Benefit Charge annual percentage rate is based upon your age as of the contract date.





  Example: The following example illustrates the calculation of the LTC
Benefit Charge for a 60 year old who lives in Georgia. The
  example assumes the Level Benefit option and the Optional Nonforfeiture
Benefit have been chosen.

 Acceleration Benefit:
 LTC Guaranteed Amount:
 Extension Benefit:
 Acceleration Benefit Charge Annual Percentage Rate:
 Extension Benefit Charge Annual Percentage Rate:
 Optional Nonforfeiture Benefit Charge Annual Percentage Rate:
 LTC Charge (Annual)*:

                                                                 * $350 Acceleration Benefit Charge (0.35% * $100,000 LTC
                                                                Guaranteed Amount) + $760 Extension Benefit
                                                                Charge (0.38% * $200,000 Extension Benefit) + $120 Optional
                                                                Nonforfeiture Charge (0.06%* $200,000
                                                                Extension Benefit) = $1,230 annual LTC Charge



 Acceleration Benefit:                                           $100,000
 LTC Guaranteed Amount:                                          $100,000
 Extension Benefit:                                              $200,000
 Acceleration Benefit Charge Annual Percentage Rate:             0.35%
 Extension Benefit Charge Annual Percentage Rate:                0.38%
 Optional Nonforfeiture Benefit Charge Annual Percentage Rate:   0.06%
 LTC Charge (Annual)*:                                             $1,230








 Example: The following example illustrates the calculation of the LTC Benefit Charge for a 60 year old who lives in Georgia.
The
 example assumes the Growth Benefit option and the Optional Nonforfeiture Benefit have been
chosen.
 Acceleration Benefit:
 LTC Guaranteed Amount:
 Extension Benefit:
 Growth Benefit:
 Acceleration Benefit Charge Annual Percentage Rate:
 Extension Benefit Charge Annual Percentage Rate:
 Optional Nonforfeiture Benefit Charge Annual Percentage Rate:
 LTC Charge (Annual)*:

                                                                                            *$500.00 Acceleration Benefit
                                                                                           Charge (0.50% * $100,000 LTC
                                                                                           Guaranteed Amount)) + $760.00
                                                                                           Extension
                                                                                           Benefit Charge (0.38% * $200,000
                                                                                           Extension Benefit) + $120.00
                                                                                           Optional Nonforfeiture Benefit
                                                                                           Charge
                                                                                           (0.06%* $200,000 Extension Benefit)=
                                                                                           $1,380 annual LTC Charge



 Example: The following example illustrates the calculation of the LTC Benefit Charge for a 60 year old who lives in Georgia. The
 example assumes the Growth Benefit option and the Optional Nonforfeiture Benefit have been chosen.
 Acceleration Benefit:                                                                      $100,000
 LTC Guaranteed Amount:                                                                     $100,000
 Extension Benefit:                                                                         $200,000
 Growth Benefit:                                                                                  $0
 Acceleration Benefit Charge Annual Percentage Rate:                                        0.50%
 Extension Benefit Charge Annual Percentage Rate:                                           0.38%
 Optional Nonforfeiture Benefit Charge Annual Percentage Rate:                              0.06%
 LTC Charge (Annual)*:                                                                        $1,380




Deductions for Premium Taxes

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.


The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 3.5%.


Other Charges and Deductions

The surrender, withdrawal or transfer of value from a Guaranteed Period may be subject to the Interest Adjustment if applicable. See Fixed Side of the Contract.


The mortality and expense risk and administrative charge of 1.40% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.


There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.

Charges for Lincoln SmartIncomeSM Inflation. There is no charge for Lincoln SmartIncomeSM Inflation unless Unscheduled Payments are taken. The following table describes the Unscheduled Payment charge for the Lincoln SmartIncomeSM Inflation on and after the Annuity Commencement Date. See The Contracts - Annuity Payouts for a complete description of Lincoln SmartIncomeSM Inflation.

Lincoln SmartIncomeSM Inflation Unscheduled Payment charge

(as a percentage of the Unscheduled Payment)*

                                 Rider Year
                   --------------------------------------
                     1    2    3    4    5    6    7   8
                   ---- ---- ---- ---- ---- ---- ---- ---
  Charge.......... 7%   7%   7%   6%   5%   4%   3%   0%

* A new Rider Year starts on each Rider Date anniversary. The charge is applied only to amounts in excess of the annual 10% Reserve Value free amount. See The Contracts - Annuity Payouts, Annuity Options for a detailed description of Reserve Value.



Unscheduled Payments of up to 10% of the then current Reserve Value may be taken each Rider Year without charge, as long as the then current Reserve Value is greater than zero. The Unscheduled Payment charge is assessed against Unscheduled Payments in excess of 10% of the then current Reserve Value in a Rider Year. Unscheduled Payments that do not exceed on a cumulative basis more than 10% of the then current Reserve Value each year are not subject to an Unscheduled Payment charge. If an Unscheduled Payment is subject to an Unscheduled Payment charge, the charge will be deducted from the Unscheduled Payment so that you will receive less than the amount requested. If the Annuitant or Secondary Life is diagnosed with a terminal illness or confined to an extended care facility after the first Rider Year, then no Unscheduled Payment charges are assessed on any Unscheduled Payment. The Unscheduled Payment charge is also waived upon payment of a Death Benefit as described in the Lincoln SmartIncomeSM Inflation section of this prospectus.



Additional Information

The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.



The Contracts

Purchase of Contracts

If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.

When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.



Who Can Invest


To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86. Certain Death Benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.

In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the Contractowner, and held in that account until instructions are received from the appropriate regulator.


Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.


Replacement of Existing Insurance

Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.


Purchase Payments


You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum for Selling Group Individuals is $1,500. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments since the requirements of your state may vary. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.

Purchase Payments totaling $1 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all contracts issued by the Company (or its affiliates) in which you are a Contractowner, joint owner, or Annuitant. If you elect a Living Benefit rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. If you stop making Purchase Payments, the contract will remain in force, however, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first. Upon advance written notice, we reserve the right to further limit Purchase Payments made to the contract.

If you elect a Living Benefit rider (other than i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit or Lincoln Long-Term CareSM Advantage), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. State variations may apply. Please see your contract or contact your registered representative for more information. If you elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit, no additional Purchase Payments can be made. If you elect the Lincoln Long-Term CareSM Advantage rider, no additional Purchase Payments can be made after 90 days from the contract effective date. This means that you will be limited in your ability to build your Contract Value and/or increase the amount of any guaranteed benefit under a Living Benefit rider by making additional Purchase Payments to the contract.

You should carefully consider these limitations, and any other limitations of the contract, and how they may impact your long-term investment plans, especially if you intend to build Contract Value by making additional Purchase Payments over a long period of time. See the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit rider.



Valuation Date


Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.



Allocation of Purchase Payments


Purchase Payments allocated to the variable account are placed into the VAA's Subaccounts, according to your instructions. You may also allocate Purchase Payments in the fixed account, if available.

The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000, subject to state approval.

If we receive your Purchase Payment from you or your broker-dealer in Good Order at our Home Office prior to 4:00 p.m., New York time, we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If we receive your Purchase Payment in Good Order at or after 4:00 p.m., New York time, we will use the Accumulation Unit value computed on the next Valuation Date. If you submit your Purchase Payment to your registered representative, we will generally not begin processing the Purchase Payment until we receive it from your representative's broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation
(DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to 4:00 p.m., New York time, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If your Purchase Payment was placed with your broker-dealer at or after 4:00 p.m., New York time, then we will use the Accumulation Unit value computed on the next Valuation Date.

The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.



Valuation of Accumulation Units


Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:

1. The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus

2. The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3. The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.

The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.



Transfers On or Before the Annuity Commencement Date


After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.

Transfers (among the variable Subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per Contract Year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross-reinvestment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE (Reg. TM) Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE (Reg. TM) Advantage Account Value). See i4LIFE (Reg. TM) Advantage.

The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.

A transfer request may be made to our Home Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Home Office before the end of the Valuation Date (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order at or after 4:00 p.m., New York time, we will process the request using the Accumulation Unit value computed on the next Valuation Date.

If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the Contract Value from a fixed account to the variable Subaccount(s) subject to the following restrictions:

 o total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
 o the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.


Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE (Reg. TM) Advantage transfers) may be subject to Interest Adjustments, if applicable. For a description of the Interest Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Interest Adjustment.


Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.



Telephone and Electronic Transactions

A surrender, withdrawal, or transfer request may be made to our Home Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.



Market Timing


Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.

In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.

You should be aware that the purchase and redemption orders received by the funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from policy owners engaged in disruptive trading activity, the fund may reject the entire omnibus order.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.

Once a Contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.

Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan Participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.


Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.


Transfers After the Annuity Commencement Date


You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment. Once elected, the fixed annuity payment is irrevocable.


These provisions also apply during the i4LIFE (Reg. TM) Advantage Lifetime Income Period. See i4LIFE (Reg. TM) Advantage.


Ownership


The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the Annuitant(s) will be the owner. The owner may name a joint owner.

As Contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Non-qualified contracts may not be collaterally assigned. Assignments may have an adverse impact on any Death Benefit or Living Benefits in this product and may be prohibited under the terms of a particular feature. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.



Joint Ownership

If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.


Annuitant


The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant [unless you are a tax-exempt entity, then you can name two joint Annuitants]. You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us of the change, however we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the Death Benefits or Living Benefits. See The Contracts - Death Benefit. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.



Surrenders and Withdrawals


Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.

The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at or after 4:00 p.m., New York time, we will process the request using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the Interest Adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act.

There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.

The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters - Taxation of Withdrawals and Surrenders.



Additional Services


These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home Office. For further detailed information on these services, please see Additional Services in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable Subaccounts into the variable Subaccounts on a monthly basis or in accordance with other terms we make available.

You may elect to participate in the DCA program at the time of application or at anytime before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged (DCA'd) is $1,500 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:

 o the Annuity Commencement Date;

 o the value of the amount being DCA'd is depleted; or

 o you cancel the program by written request or by telephone if we have your telephone authorization on file.



We reserve the right to restrict access to this program at any time.


A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the variable Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. DCA does not assure a profit or protect against loss.

The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges and Interest Adjustments. See Charges and Other Deductions - Surrender Charge and Fixed Side of the Contract - Interest Adjustment.


The cross-reinvestment service automatically transfers the contract value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals. You specify the applicable subaccounts, the baseline amount and the interval period. As of May 1, 2010, this service is no longer available unless the contractowner had enrolled in this service prior to this date.


Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each variable account Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.


Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously.


Asset Allocation Models


The asset allocation models discussed below are no longer available.

Your registered representative may discuss asset allocation models with you to assist you in deciding how to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. The models listed below were designed and prepared by the Company, in consultation with SSgA Funds Management, Inc., for use by Lincoln Financial Distributors, Inc., (LFD) the principal underwriter of the contracts. LFD provides models to broker dealers who may offer the models to their own clients. The models do not constitute investment advice and you should consult with your broker dealer representative to determine whether you should utilize a model or which model is suitable for you based upon your goals, risk tolerance and time horizon.

Each model invests different percentages of Contract Value in some or all of the LVIP Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model's asset allocation strategy. You may not make transfers among the Subaccounts. We will deduct any withdrawals you make from the Subaccounts in the asset allocation model on a pro rata basis. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.


Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help reduce volatility and boost returns over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.

The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.


In order to maintain the model's specified Subaccount allocation percentages, you agree to be automatically enrolled in and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.

The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.

The election of certain Living Benefit riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts - Investment Requirements.


The models are as follows:

 o The Lincoln SSgA Conservative Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately
   40% in three equity Subaccounts and 60% in one fixed income Subaccount.
   This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes index funds exclusively.
   This model is not available for contracts issued on or after November 15, 2010.
 o The Lincoln SSgA Moderate Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 60% in three equity Subaccounts and 40% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes index funds exclusively. This model is not available for contracts issued on or after November 15, 2010.
 o The Lincoln SSgA Moderately Aggressive Equity Index Model (formerly known as the Lincoln SSgA Moderately Aggressive Index Model) is composed of specified underlying Subaccounts representing a target allocation of approximately 80% in three equity Subaccounts and 20% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively. This model is not available for contracts issued after June 30, 2009.
 o The Lincoln SSgA Moderately Aggressive Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately
   70% in three equity Subaccounts and 30% in one fixed income Subaccount.
   This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively. This model is not available for contracts issued on or after November 15, 2010.
 o The Lincoln SSgA Aggressive Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 90% in three equity Subaccounts and 10% in one fixed income Subaccount. This model seeks long term growth of capital. The model utilizes index funds exclusively. This model is not available for contracts issued on or after November 15, 2010.
 o The Lincoln SSgA Structured Conservative Model is composed of specified underlying Subaccounts representing a target allocation of approximately
   40% in seven equity Subaccounts and 60% in one fixed income Subaccount.
   This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued on or after November 15, 2010.


 o The Lincoln SSgA Structured Moderate Model is composed of specified underlying Subaccounts representing a target allocation of approximately 60% in seven equity Subaccounts and 40% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued on or after November 15, 2010.
 o The Lincoln SSgA Structured Moderately Aggressive Equity Model (formerly known as the Lincoln SSgA Structured Moderately Aggressive Model) is composed of specified underlying Subaccounts representing a target allocation of approximately 80% in seven equity Subaccounts and 20% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued after June 30, 2009.
 o The Lincoln SSgA Structured Moderately Aggressive Model is composed of specified underlying Subaccounts representing a target allocation of approximately 70% in seven equity Subaccounts and 30% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued on or after November 15, 2010.
 o The Lincoln SSgA Structured Aggressive Model is composed of specified underlying Subaccounts representing a target allocation of approximately 90% in seven equity Subaccounts and 10% in one fixed income Subaccount. This model seeks long term growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued on or after November 15, 2010.


Your registered representative will have more information on the specific investments of each model.

Franklin Templeton Founding Investment Strategy: Through the Franklin Templeton Founding Investment Strategy you may allocate Purchase Payments and/or Contract Values to three underlying funds as listed below. This is not an asset allocation model. If you choose to follow this strategy you will invest 100% of your Contract Value according to the strategy. You may invest in any of the three funds without adopting the strategy. Upon selection of this program you agree to be automatically enrolled in portfolio rebalancing and authorize us to automatically rebalance your Contract Value on a quarterly basis in accordance with the strategy. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. You may terminate the strategy at any time and reallocate your Contract Value to other investment options. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.





                                               % of Contract Value
                                              --------------------
      FTVIPT Franklin Income Securities......         34%
      FTVIPT Mutual Shares Securities........         33%
      LVIP Templeton Growth Fund.............         33%


Death Benefit


The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE (Reg. TM) Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.





 UPON DEATH OF:    AND...
Contractowner     There is a surviving joint owner
 Contractowner     There is no surviving joint owner
Contractowner     There is no surviving joint owner
                  and the Beneficiary predeceases the
                  Contractowner
 Annuitant         The Contractowner is living
Annuitant         The Contractowner is living
 Annuitant**       The Contractowner is a trust or
                  other non-natural person



 UPON DEATH OF:    AND...                                 DEATH BENEFIT PROCEEDS PASS TO:
Contractowner     The Annuitant is living or deceased    joint owner
 Contractowner     The Annuitant is living or deceased    designated Beneficiary
Contractowner     The Annuitant is living or deceased    Contractowner's estate
 Annuitant         There is no contingent Annuitant       The youngest Contractowner
                                                         becomes the contingent Annuitant
                                                         and the contract continues. The
                                                         Contractowner may waive* this
                                                         continuation and receive the Death
                                                         Benefit proceeds.
Annuitant         The contingent Annuitant is living     contingent Annuitant becomes the
                                                         Annuitant and the contract continues
 Annuitant**       No contingent Annuitant allowed        designated Beneficiary
                  with non-natural Contractowner




* Notification from the Contractowner to select the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.



** Death of Annuitant is treated like death of the Contractowner.


If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE (Reg. TM) Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit the greater the protection.

You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.

You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.

Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.

If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.

Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.

Account Value Death Benefit. Contractowners who purchase their contracts on or after June 6, 2005 (or later in those states that have not approved the contract changes), may select the Account Value Death Benefit. If you elect the Account Value Death Benefit contract option, we will pay a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. Once you have selected this Death Benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit.)

Guarantee of Principal Death Benefit. If you do not select a Death Benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the Death Benefit will be equal to the greater of:
 o the current Contract Value as of the Valuation Date we approve the payment of the claim; or
 o the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Guaranteed Annual Income amount under the Lincoln Lifetime IncomeSM Advantage 2.0 rider or the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage 2.0 and The Contracts - Lincoln Lifetime IncomeSM Advantage).

For contracts purchased prior to the time a state approved the above Guarantee of Principal Death Benefit calculation, the sum of all purchase payments is reduced by the sum of all withdrawals. In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.

For contracts issued on or after June 6, 2005 (or later in some states), you may discontinue the Guarantee of Principal Death Benefit by completing the Death Benefit Discontinuance form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request and the Account Value Death Benefit will apply. We will deduct the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.

Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the EGMDB is in effect, the Death Benefit paid will be the greatest of:
 o the current Contract Value as of the Valuation Date we approve the payment of the claim; or
 o the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Guaranteed Annual Income amount under the Lincoln Lifetime IncomeSM Advantage 2.0 rider or the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage 2.0 and The Contracts - Lincoln Lifetime IncomeSM Advantage); or
 o the highest Contract Value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the Contractowner, joint owner (if applicable) or Annuitant for whom the death claim is approved for payment. The highest Contract Value is increased by Purchase Payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal (surrender charges for example) and premium taxes, if any.

The EGMDB is not available under contracts issued to a Contractowner, or joint owner or Annuitant, who is age 80 or older at the time of issuance.

You may discontinue the EGMDB at any time by completing the Death Benefit Discontinuance form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit will apply, or, if your contract was purchased on or after June 6, 2005 (or later in some states) you may instead choose the Account Value Death Benefit. We will deduct the applicable charge for the new Death Benefit as of that date. See Charges and Other Deductions.

Estate Enhancement Benefit Rider (EEB Rider). The amount of Death Benefit payable under this rider is the greatest of the following amounts:
 o the current Contract Value as of the Valuation Date we approve the payment of the claim; or

 o the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Guaranteed Annual Income amount under the Lincoln Lifetime IncomeSM Advantage 2.0 rider or the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage 2.0 and The Contracts - Lincoln Lifetime IncomeSM Advantage); or
 o the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner or Annuitant for whom a death claim is approved for payment. The highest Contract Value is adjusted for certain transactions. It is increased by Purchase Payments made on or after that contract anniversary on which the highest Contract Value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date in the same proportion that withdrawals reduced the Contract Value; or
 o the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:

  o the contract earnings; or
  o the covered earnings limit.

Note: If there are no contract earnings, there will not be an amount provided under this item.


In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal (surrender charges for example) and premium taxes, if any.

The Enhancement Rate is based on the age of the oldest Contractowner, joint owner (if applicable), or Annuitant on the date when the rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB rider is not available if the oldest Contractowner, joint owner (if applicable), or Annuitant is age 76 or older at the time the rider would become effective.


Contract earnings equal:

 o the Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
 o the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); minus
 o each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus

 o any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where

(A) is the amount of the withdrawal minus the greater of $0 and (B); where

(B) is the result of [(i) - (ii)]; where


     (i) is the Contract Value immediately prior to the withdrawal; and

     (ii) is the amount of Purchase Payments made into the contract prior to the withdrawal.


The covered earnings limit equals 200% of:

 o the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); plus
 o each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the Contractowner, joint owner (if applicable) or Annuitant; minus

 o any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where

(A) is the amount of the withdrawal minus the greater of $0 and (B); where

(B) is the result of [(i) - (ii)]; where

     (i) is the Contract Value immediately prior to the withdrawal; and

     (ii) is the amount of Purchase Payments made into the contract prior to the withdrawal.

The EEB rider may not be available in all states. Please check with your registered investment representative regarding availability of this rider. The EEB rider can only be elected at the time the contract is purchased. The EEB Rider is not available if you have elected the Lincoln Long-Term CareSM Advantage rider.

The EEB rider may not be terminated unless you surrender the contract or the contract is in the Annuity Payout period.



General Death Benefit Information


Only one of these Death Benefits may be in effect at any one time. This benefit terminates if you elect i4LIFE (Reg. TM) Advantage (which provides a Death Benefit) or if you elect an annuitization option.

If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).

If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Pursuant to the Federal Defense of Marriage Act, same-sex marriages are not recognized for purposes of federal law. Therefore, the favorable tax treatment provided by federal tax law to an opposite-sex spouse is not available to a same-sex spouse. Same-sex spouses should consult a tax advisor prior to purchasing annuity products that provide benefits based upon status as a spouse, and prior to exercising any spousal rights under an annuity. Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the date the surviving spouse elects to continue will be added to the Contract Value. If the contract is continued in this way, the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.

If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the Annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current Contract Value (after crediting any Death Benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving Annuitant is 76 or older, the EEB Death Benefit will be reduced to the EGMDB and your total annual charge will be reduced to the EGMDB charge.

The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:


1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).


Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.

Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
 o If any Beneficiary dies before the Contractowner, that Beneficiary's interest will go to any other Beneficiaries named, according to their respective interests; and/or
 o If no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner's estate.

If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.

Unless the Contractowner has already selected a settlement option, the Beneficiary may choose the method of payment of the Death Benefit. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner's date of death unless the Beneficiary begins receiving within one year of the Contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary's life expectancy.

Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If the Death Benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

In the case of a death of one of the parties to the annuity contract, if the recipient of the Death Benefit has elected a lump sum settlement and the Death Benefit is over $10,000, the proceeds will be placed into a SecureLine (Reg.
TM) account in the recipient's name as the owner of the account. SecureLine (Reg. TM) is a service we offer to help the recipient manage the Death Benefit proceeds. With SecureLine (Reg. TM), an interest bearing account is established from the proceeds payable on a policy or contract administered by us. The recipient is the owner of the account, and is the only one authorized to transfer proceeds from the account. Instead of mailing the recipient a check, we will send a checkbook so that the recipient will have access to the account by writing a check. The recipient may choose to leave the proceeds in this account, or may begin writing checks right away. If the recipient decides he or she wants the entire proceeds immediately, the recipient may write one check for the entire account balance. The recipient can write as many checks as he or she wishes. We may at our discretion set minimum withdrawal amounts per check. The total of all checks written cannot exceed the account balance. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account. The recipient may request that surrender proceeds be paid directly to him or her instead of applied to a SecureLine (Reg. TM) account.

Interest credited in the SecureLine (Reg. TM) account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that the recipient consult a tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine (Reg. TM) account. The balance in the recipient's SecureLine (Reg.
TM) account starts earning interest the day the account is opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to the recipient's account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to the recipient's SecureLine (Reg. TM) account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine (Reg.
TM) account is not necessarily that credited to the fixed account.

There are no monthly fees. The recipient may be charged a fee for a stop payment or if a check is returned for insufficient funds.



Investment Requirements


If you purchase a Living Benefit rider (except i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit), you will be subject to Investment Requirements. This requirement means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider.

If you elect a Living Benefit rider, Investment Requirements apply whether you purchase the rider at contract issue or add it to an existing contract. The Living Benefit rider you purchase and the date of purchase will determine which Investment Requirements Option will apply to your contract. See Option 1, Option 2, and Option 3 below. Currently, if you purchase i4LIFE (Reg. TM) without the Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future.

Certain of the underlying funds employ investment strategies that are intended to provide downside protection and manage volatility. These funds are included under the Investment Requirements, in part, to reduce the risk of investment losses that would require us to use our own assets to make guaranteed payments under the Living Benefit riders that are offered under the contract. Our financial interest in reducing loss and the volatility of overall contract values, in light of our obligations to provide benefits under the riders, may be deemed to present a potential conflict of interest with respect to the interests of contractowners. For more information about the funds and the investment strategies they employ, please refer to the funds' current prospectuses. Fund prospectuses are available by contacting us.

Under each option, we have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.


The chart below is provided to help you determine which option of Investment Requirements, if any, applies to the Living Benefit rider you purchase. If you do not elect a Living Benefit rider, the Investment Requirements will not apply to your contract. Different Investment Requirements may apply if you drop one rider and elect another rider.

 IF YOU ELECT...                                                    AND THE DATE OF ELECTION IS...
4LATER (Reg. TM) Advantage Protected Funds                         On or after July 16, 2012
 i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected     On or after May 21, 2012
Funds
Lincoln Lifetime IncomeSM Advantage 2.0 Protected                  On or after April 2, 2012
Funds
 Lincoln Long-Term CareSM Advantage                                 On or after April 11, 2011
Lincoln Lifetime IncomeSM Advantage 2.0                            On or after November 15, 2010
 Lincoln Lifetime IncomeSM Advantage                                February 19, 2008 through January 19, 2009
                                                                   On or after January 20, 2009
Lincoln SmartSecurity (Reg. TM) Advantage                          Prior to April 10, 2006
                                                                   April 10, 2006 through January 19, 2009
                                                                   On or after January 20, 2009
 4LATER (Reg. TM) Advantage                                         April 10, 2006 through January 19, 2009
                                                                   On or after January 20, 2009
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.1)    Prior to April 10, 2006
                                                                   On or after April 10, 2006
 i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.2)    April 10, 2006 through January 19, 2009
                                                                   On or after January 20, 2009
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.3)    October 6, 2008 through January 19, 2009
                                                                   On or after January 20, 2009
 i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.4)    On or after November 15, 2010



                                                                    YOU WILL BE SUBJECT TO
 IF YOU ELECT...                                                   INVESTMENT REQUIREMENTS
4LATER (Reg. TM) Advantage Protected Funds                         Option 3 for Protected
                                                                   Funds Riders
 i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected     Option 3 for Protected
Funds                                                              Funds riders
Lincoln Lifetime IncomeSM Advantage 2.0 Protected                  Option 3 for Protected
Funds                                                              Funds riders
 Lincoln Long-Term CareSM Advantage                                 Option 3
Lincoln Lifetime IncomeSM Advantage 2.0                            Option 3
 Lincoln Lifetime IncomeSM Advantage                                Option 2
                                                                   Option 3
Lincoln SmartSecurity (Reg. TM) Advantage                          N/A
                                                                   Option 1
                                                                   Option 3
 4LATER (Reg. TM) Advantage                                         Option 1
                                                                   Option 3
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.1)    N/A
                                                                   Option 1
 i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.2)    Option 1
                                                                   Option 3
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.3)    Option 2
                                                                   Option 3
 i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.4)    Option 3


Investment Requirements - Option 1


No more than 35% of your Contract Value (includes Account Value if i4LIFE (Reg.
TM) Advantage is in effect) can be invested in the following Subaccounts ("Limited Subaccounts") (Note: not all Subaccounts are available with all contracts):

 o AllianceBernstein VPS Global Thematic Growth Portfolio
 o AllianceBernstein VPS International Value Portfolio
 o AllianceBernstein VPS Small/Mid Cap Value Portfolio
 o American Funds Global Growth Fund
 o American Funds Global Small Capitalization Fund
 o American Funds International Fund
 o Delaware VIP (Reg. TM) Emerging Markets Series
 o Delaware VIP (Reg. TM) High Yield Series
 o Delaware VIP (Reg. TM) REIT Series
 o Delaware VIP (Reg. TM) Small Cap Value Series
 o Delaware VIP (Reg. TM) Smid Cap Growth Series
 o DWS Small Cap Index VIP
 o Fidelity (Reg. TM) VIP Mid-Cap Portfolio
 o Fidelity (Reg. TM) VIP Overseas Portfolio
 o FTVIPT Franklin Income Securities Fund
 o FTVIPT Franklin Small-Mid Cap Growth Securities Fund
 o FTVIPT Mutual Shares Securities Fund
 o FTVIPT Templeton Growth Securities Fund
 o Invesco V.I. International Growth Fund
 o Janus Aspen Enterprise Portfolio
 o Janus Aspen Global Research Portfolio o LVIP Baron Growth Opportunities Fund

 o LVIP BlackRock Emerging Markets RPM Fund
 o LVIP Clarion Global Real Estate Fund
 o LVIP Columbia Small-Mid Cap Growth RPM Fund
 o LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund
 o LVIP Delaware Special Opportunities Fund
 o LVIP Dimensional Non-U.S. Equity RPM Fund
 o LVIP JPMorgan High Yield Fund
 o LVIP JPMorgan Mid Cap Value RPM Fund
 o LVIP MFS International Growth Fund
 o LVIP Mid-Cap Value Fund
 o LVIP Mondrian International Value Fund
 o LVIP SSgA Developed International 150 Fund
 o LVIP SSgA Emerging Markets 100 Fund
 o LVIP SSgA International Index Fund
 o LVIP SSgA Small-Cap Index Fund
 o LVIP SSgA Small-Mid Cap 200 Fund
 o LVIP T. Rowe Price Structured Mid-Cap Growth Fund
 o LVIP Templeton Growth RPM Fund
 o LVIP Vanguard International Equity ETF Fund
 o LVIP Protected Profile 2040 Fund

 o MFS (Reg. TM)VIT Growth Series
 o MFS (Reg. TM)VIT Utilities Series
 o Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio o Neuberger Berman AMT Mid-Cap Growth Portfolio
 o Putnam VT Global Health Care Fund

All other variable Subaccounts will be referred to as "Non-Limited Subaccounts" except DWS Alternative Asset Allocation VIP Portfolio and PIMCO VIT Commodity Real Return (Reg. TM) Strategy Portfolio, which are unavailable to any contract holder with a Living Benefit rider. The Lincoln SSgA Aggressive Index Model, the Lincoln SSgA Structured Aggressive Model and the Franklin Templeton Founding Investment Strategy are also unavailable for investment.

You can select the percentages of Contract Value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total Contract Value. On each quarterly anniversary of the effective date of any of these benefits, if the Contract Value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your Contract Value so that the Contract Value in the Limited Subaccounts is 30%. If you are enrolled in portfolio rebalancing, the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of total Contract Value. If your current portfolio rebalancing does not adhere to this requirement, your portfolio rebalancing program will be terminated.

If rebalancing is required, the Contract Value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the Contract Value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no Contract Value in the Non-Limited Subaccounts at that time, all Contract Value removed from the Limited Subaccounts will be placed in the Delaware VIP (Reg. TM) Limited-Term Diversified Income Series Subaccount. We reserve the right to designate a different investment option other than the Delaware VIP (Reg. TM) Limited-Term Diversified Income Series as the default investment option should there be no Contract Value in the Non-Limited Subaccounts. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.

We may move Subaccounts on or off the Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of Contract Value allowed in the Limited Subaccounts or change the frequency of the Contract Value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.


At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements;


2. submit your own reallocation instructions for the Contract Value in excess of 35% in the Limited Subaccounts; or


3. take no action and be subject to the quarterly rebalancing as described above.


Investment Requirements - Option 2


You can select the percentages of Contract Value (includes Account Value if i4LIFE (Reg. TM) Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not contain any Subaccounts that meet the Investment Requirements, then that portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP (Reg. TM) Limited-Term Diversified Income Series as the default investment option (or any other Subaccount that we may designate for that purpose). These investments will become your allocation instructions until you tell us otherwise.

We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change.

We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.


At the time you receive notice of a change to the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements;


2. submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or

3. if you take no action, such changes will apply only to additional Purchase Payments or to future transfers of contract value. You will not be required to change allocations to existing Subaccounts, but you will not be allowed to add money, by either an additional Purchase Payment or a contract transfer, in excess of the new percentage applicable to a Subaccount or Subaccount group. This does not apply to Subaccounts added to Investment Requirements on or after June 30, 2009.

4. for Subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.


At this time, the Subaccount groups are as follows:






                                                                          Group 2
                                                                          Investments cannot exceed 75% of Contract Value or
Group 1                                                                   Account Value (if
Investments must be at least 25% of Contract Value or Account Value (if   i4LIFE (Reg. TM) Advantage with Guaranteed Income
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is in effect)   Benefit is in effect) ----------------------------
------------------------------------------------------------------------- ----------------------
American Century VP Inflation Protection Fund                             All other investment options except as discussed
                                                                          below.
Delaware VIP (Reg. TM) Diversified Income Series
Delaware VIP (Reg. TM) High Yield Series
Delaware VIP (Reg. TM) Limited-Term Diversified Income Series
FTVIPT Templeton Global Bond Securities Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP SSgA Bond Index Fund





Group 3
Investments cannot exceed 10% of Contract Value or Account Value (if
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is in effect)
-------------------------------------------------------------------------
Delaware VIP (Reg. TM) REIT Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Emerging Markets RPM Fund
LVIP SSgA Emerging Markets 100 Fund



To satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the funds on the following list, as applicable to your contract. If you allocate less than 100% of Contract Value to or among these funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. In addition, you can allocate 100% of your Contract Value to the Franklin Templeton Founding Investment Strategy (FTVIPT Franklin Income Securities Fund 34%, LVIP Templeton Growth Fund 33% and FTVIPT Mutual Shares Securities Fund 33%). The PIMCO VIT Commodity Real Return (Reg. TM) Strategy Portfolio and the fixed accounts are not available with these riders. The fixed account is only available for dollar cost averaging.

o American Century VP Inflation Protection Fund
o BlackRock Global Allocation VI Fund
o Delaware VIP (Reg. TM) Diversified Income Series
o Delaware VIP (Reg. TM) High Yield Series
o Delaware VIP (Reg. TM) Limited-Term Diversified Income Series
o FTVIPT Franklin Income Securities Fund
o FTVIPT Templeton Global Bond Securities Fund

o LVIP BlackRock Inflation Protected Bond Fund
o LVIP Delaware Bond Fund
o LVIP Delaware Diversified Floating Rate Fund
o LVIP Dimensional/Vanguard Total Bond Fund
o LVIP Global Income Fund
o LVIP SSgA Bond Index Fund
o LVIP SSgA Global Tactical Allocation RPM Fund

o LVIP SSgA Conservative Index Allocation Fund
o LVIP SSgA Conservative Structured Allocation Fund
o LVIP SSgA Moderate Index Allocation Fund
o LVIP SSgA Moderate Structured Allocation Fund
o LVIP SSgA Moderately Aggressive Index Allocation Fund
o LVIP SSgA Moderately Aggressive Structured Allocation Fund
o LVIP Protected Profile 2010 Fund
o LVIP Protected Profile 2020 Fund

o LVIP Protected Profile 2030 Fund
o LVIP Protected Profile 2040 Fund
o LVIP Protected Profile Conservative Fund
o LVIP Protected Profile Growth Fund
o LVIP Protected Profile Moderate Fund
o LVIP RPM BlackRock Global Allocation V.I. Fund
o MFS (Reg. TM) VIT Total Return Series

To satisfy these Investment Requirements, Contract Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Structured Moderately Aggressive Equity Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, Lincoln SSgA Moderately Aggressive Index Model and Lincoln SSgA Moderately Aggressive Equity Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1, Group 2 or Group 3 Subaccounts as described above.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Protected Profile Moderate Fund, the LVIP Protected Profile Conservative Fund, the LVIP SSgA Conservative Structured Allocation Fund, the LVIP SSgA Conservative Index Allocation Fund (each a fund of funds) or the FTVIPT Franklin Income Securities Fund or to one of the following models: Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, Lincoln SSgA Structured Conservative Model, and Lincoln SSgA Structured Moderate Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.



Investment Requirements - Option 3


If you elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds or 4LATER (Reg.
TM) Advantage Protected Funds you must allocate your Contract Value among one or more of the Subaccounts listed in the Investment Requirements for Protected Funds Riders section below. If you elect any other Living Benefit rider, you must allocate your Contract Value among one or more of the Subaccounts listed in the Investment Requirements for other Living Benefit Riders section below. For all Living Benefit riders, you can select the percentages of Contract Value (or Account Value if i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.

You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not contain any Subaccounts that meet the Investment Requirements then that portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP (Reg.
TM) Limited-Term Diversified Income Series as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.

We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.


At the time you receive notice of a change to the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements; or

2. submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or

3. take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.

Option 3 - Investment Requirements for Protected Funds Riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds, or 4LATER (Reg. TM) Advantage Protected Funds, you must allocate your Contract Value among one or more of the following Subaccounts only.






                                                                                  Group 2
                                                                                  Investments cannot exceed 70% of Contract
                                                                                  Value or Account Value (if
Group 1                                                                           i4LIFE (Reg. TM) Advantage with Guaranteed
Investments must be at least 30% of Contract Value or Account Value (if           Income Benefit Protected Funds is in
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit Protected Funds is in   effect)
effect)                                                                                                             ------------
--------------------------------------------------------------------------------- ----------------------------------
Delaware VIP (Reg. TM) Diversified Income Series                                  LVIP BlackRock Equity Dividend RPM Fund
Delaware VIP (Reg. TM) Limited-Term Diversified Income Series                     LVIP Columbia Small-Mid Cap Growth RPM Fund
LVIP BlackRock Inflation Protected Bond Fund                                      LVIP Dimensional Non-U.S. Equity RPM Fund
LVIP Delaware Bond Fund                                                           LVIP Dimensional U.S. Equity RPM Fund
LVIP Delaware Diversified Floating Rate Fund                                      LVIP JPMorgan Mid Cap Value RPM Fund
LVIP Dimensional/Vanguard Total Bond Fund                                         LVIP MFS International Growth RPM Fund
LVIP SSgA Bond Index Fund                                                         LVIP Protected Profile Conservative Fund
                                                                                  LVIP Protected Profile Growth Fund
                                                                                  LVIP Protected Profile Moderate Fund
                                                                                  LVIP RPM BlackRock Global Allocation V.I.
                                                                                  Fund
                                                                                  LVIP RPM Fidelity (Reg. TM) VIP Contrafund
                                                                                  (Reg. TM) Portfolio
                                                                                  LVIP SSgA Global Tactical Allocation RPM Fund
                                                                                  LVIP SSgA Large Cap RPM Fund
                                                                                  LVIP SSgA Small-Cap RPM Fund
                                                                                  LVIP Templeton Growth RPM Fund
                                                                                  LVIP UBS Large Cap Growth RPM Fund







Group 3
Investments cannot exceed 10% of Contract Value or Account Value (if
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit Protected Funds is in effect)
--------------------------------------------------------------------------------
LVIP BlackRock Emerging Markets RPM Fund



As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the funds listed below. If you allocate less than 100% of Contract Value or i4LIFE (Reg. TM) Account Value among these funds, then the funds listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. *Any remaining funds listed below that are not listed in Group 1 will fall will fall into Group 2 and be subject to Group 2 restrictions. The fixed account is only available for dollar cost averaging.

o Delaware VIP (Reg. TM) Limited-Term Diversified Income Series*
o Delaware VIP (Reg. TM) Diversified Income Series*
o LVIP BlackRock Inflation Protected Bond Fund*
o LVIP Delaware Bond Fund*
o LVIP Delaware Diversified Floating Rate Fund*
o LVIP Dimensional/Vanguard Total Bond Fund*

o LVIP Protected Profile Conservative Fund
o LVIP Protected Profile Growth Fund
o LVIP Protected Profile Moderate Fund
o LVIP RPM BlackRock Global Allocation V.I. Fund
o LVIP SSgA Bond Index Fund*
o LVIP SSgA Global Tactical Allocation RPM Fund




Option 3 - Investment Requirements for other Living Benefit Riders. If you elect a Living Benefit rider other than Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds, or 4LATER (Reg. TM) Advantage Protected Funds, you must allocate your Contract Value among one or more of the following Subaccounts only.






                                                                          Group 2
                                                                          Investments cannot exceed 70% of Contract Value or
Group 1                                                                   Account Value (if
Investments must be at least 30% of Contract Value or Account Value (if   i4LIFE (Reg. TM) Advantage with Guaranteed Income
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is in effect)   Benefit is in effect) ----------------------------
------------------------------------------------------------------------- ----------------------
American Century VP Inflation Protection Fund                             All other funds except as described below.

                                                                          Group 2
                                                                          Investments cannot exceed 70% of Contract Value or
Group 1                                                                   Account Value (if
Investments must be at least 30% of Contract Value or Account Value (if   i4LIFE (Reg. TM) Advantage with Guaranteed Income
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is in effect)   Benefit is in effect) ----------------------------
------------------------------------------------------------------------- ----------------------
Delaware VIP (Reg. TM) Diversified Income Series
Delaware VIP (Reg. TM) Limited-Term Diversified Income Series
FTVIPT Templeton Global Bond Securities Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP SSgA Bond Index Fund





Group 3
Investments cannot exceed 10% of Contract Value or Account Value (if
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is in effect)
-------------------------------------------------------------------------
AllianceBernstein VPS Global Thematic Growth Portfolio
Delaware VIP (Reg. TM) Emerging Markets Series
Delaware VIP (Reg. TM) REIT Series
DWS Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Emerging Markets RPM Fund
LVIP Clarion Global Real Estate Fund
LVIP SSgA Emerging Markets 100 Fund
MFS (Reg. TM) VIT Utilities Series



As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the funds listed below. If you allocate less than 100% of Contract Value or i4LIFE (Reg. TM) Account Value among these funds, then the funds listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. *Any remaining funds listed below that are not listed in Group 1 will fall will fall into Group 2 and be subject to Group 2 restrictions. The PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio, the Franklin Templeton Founding Investment Strategy and the fixed accounts are not available with these riders. The fixed account is only available for dollar cost averaging.

o American Century VP Inflation Protection Fund*
o BlackRock Global Allocation VI Fund
o Delaware VIP (Reg. TM) Diversified Income Series*
o Delaware VIP (Reg. TM) Limited-Term Diversified Income Series*
o FTVIPT Templeton Global Bond Securities Fund*
o LVIP BlackRock Inflation Protected Bond Fund*
o LVIP Delaware Bond Fund*
o LVIP Delaware Diversified Floating Rate Fund*
o LVIP Dimensional/Vanguard Total Bond Fund*
o LVIP Global Income Fund*
o LVIP RPM BlackRock Global Allocation V.I. Fund
o LVIP SSgA Bond Index Fund*
o LVIP SSgA Global Tactical Allocation RPM Fund

o LVIP SSgA Conservative Index Allocation Fund
o LVIP SSgA Conservative Structured Allocation Fund
o LVIP SSgA Moderate Index Allocation Fund
o LVIP SSgA Moderate Structured Allocation Fund
o LVIP SSgA Moderately Aggressive Index Allocation Fund
o LVIP SSgA Moderately Aggressive Structured Allocation Fund
o LVIP Protected Profile 2010 Fund
o LVIP Protected Profile 2020 Fund
o LVIP Protected Profile Conservative Fund
o LVIP Protected Profile Growth Fund
o LVIP Protected Profile Moderate Fund
o MFS (Reg. TM) VIT Total Return Series

To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model and Lincoln SSgA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. These models are not available for contracts issued on or after November 15, 2010.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Protected Profile Conservative Fund, the

LVIP SSgA Conservative Structured Allocation Fund or the LVIP SSgA Conservative Index Allocation Fund (each a fund of funds), or, if your contract was purchased prior to November 15, 2010, to one of the following models: Lincoln SSgA Conservative Index Model and the Lincoln SSgA Structured Conservative Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.



Living Benefit Riders


The optional Living Benefit riders offered under this variable annuity contract are described in the following sections. The riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage, and Lincoln SmartSecurity (Reg. TM) Advantage), a minimum Annuity Payout (i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit, 4LATER (Reg. TM) Advantage Protected Funds, and 4LATER (Reg. TM) Advantage) or a qualified long-term care benefit rider (Lincoln Long-Term CareSM Advantage). You may not elect more than one Living Benefit rider at any one time. Upon election of a Living Benefit rider, you will be subject to Investment Requirements (unless you elect i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit).

Excess Withdrawals under certain Living Benefit riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit rider. Terms and conditions may change after the contract is purchased.

The benefits and features of the optional Living Benefit riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under this contract. The riders do not guarantee the investment results of the funds.


Lincoln Lifetime IncomeSM Advantage 2.0


Lincoln Lifetime IncomeSM Advantage 2.0 is a Living Benefit rider available for purchase in your contract that provides:

 o Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Guaranteed Annual Income amount which is based upon a guaranteed Income Base (a value equal to either your initial Purchase Payment or Contract Value, if elected after the contract's effective date);
 o A 5% Enhancement to the Income Base (less Purchase Payments received in that year) if greater than an Automatic Annual Step-up so long as no withdrawals are made in that year and the rider is within the Enhancement Period;
 o Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the 5% Enhancement;

 o Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
 o An optional feature, Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, if elected, that provides a higher Guaranteed Annual Income percentage if you adhere to additional Investment Requirements.

All terms that apply to Lincoln Lifetime IncomeSM Advantage 2.0 apply to Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds except as noted.


Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount or that are not payable to the original Contractowner or original Contractowner's bank account (or to the original Annuitant or the original Annuitant's bank account, if the owner is a non-natural person) (Excess Withdrawals) may significantly reduce your Income Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and will terminate the rider if the Income Base is reduced to zero.

In order to purchase Lincoln Lifetime IncomeSM Advantage 2.0, the Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. This rider provides guaranteed, periodic withdrawals for your life as Contractowner/
Annuitant (single life option) or for the lives of you as Contractowner/Annuitant and your spouse as joint owner (joint life option). The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral. An Income Base is used to calculate the Guaranteed Annual Income payment from your contract, but is not available as a separate benefit upon death or surrender. The Income Base is equal to the initial Purchase Payment (or Contract Value if elected after contract issue), increased by subsequent Purchase Payments, Automatic Annual Step-ups and 5% Enhancements, and decreased by Excess Withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason. No additional Purchase Payments are allowed after the Nursing Home Enhancement is requested and approved by us (described later in this prospectus).


This rider provides for guaranteed, periodic withdrawals up to the Guaranteed Annual Income amount commencing after the younger of you or your spouse (joint life option) reach age 55. The Guaranteed Annual Income payments are based upon specified percentages of the Income Base. The specified withdrawal percentages of the Income Base are age based and may increase over time. With the single life option, you may receive Guaranteed Annual Income payments for your lifetime. If you purchase the joint life option, Guaranteed Annual Income amounts for the lifetimes of you and your spouse will be available.


Withdrawals in excess of the Guaranteed Annual Income amount or that are made prior to age 55 or that are not payable to the original Contractowner or original Contractowner's bank account (or to the original Annuitant or the original Annuitant's bank account, if the owner is a non-natural person) (Excess Withdrawals) may significantly reduce your Income Base and your Guaranteed Annual Income payments by an amount greater than the dollar amount of the Excess Withdrawal and may terminate the rider and the contract if the Income Base is reduced to zero. Withdrawals will also negatively impact the availability of the 5% Enhancement. Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount. These options are discussed below in detail.

Lincoln Life offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your Contract Value and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage 2.0 and these other riders is included later in this discussion. Not all riders will be available at all times. You may consider purchasing Lincoln Lifetime IncomeSM Advantage 2.0 if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up or 5% Enhancement. The cost of Lincoln Lifetime IncomeSM Advantage 2.0 may be higher than other Living Benefit riders that you may purchase in your contract. The age at which you may start receiving the Guaranteed Annual Income amount may be different than the ages that you may receive guaranteed payments under other riders.

Availability. Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is available for purchase with new and existing nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be under age 86 at the time this rider is elected. You cannot elect the rider and any other Living Benefit rider offered in your contract at the same time. You may not elect the rider if you have also elected i4LIFE (Reg. TM) Advantage, 4LATER (Reg. TM) Advantage Protected Funds or Lincoln SmartIncomeSM Inflation, which are Annuity Payout options. You must wait at least 12 months after terminating your Living Benefit rider or any other Living Benefits we may offer in the future before electing Lincoln Lifetime IncomeSM Advantage 2.0. See The Contracts - Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity (Reg. TM) Advantage, 4LATER (Reg. TM) Advantage, 4LATER (Reg. TM) Advantage Protected Funds, i4LIFE (Reg.
TM) Advantage and Annuity Payouts - Lincoln SmartIncomeSM Inflation for more information. There is no guarantee that Lincoln Lifetime IncomeSM Advantage 2.0 will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. In addition, we may make different versions of Lincoln Lifetime IncomeSM Advantage 2.0 available to new purchasers.

If you purchased Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012, you are not eligible to purchase Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds as there would be no additional benefit to you.

If you are an existing Contractowner and have elected a Living Benefit rider (other than Lincoln Lifetime IncomeSM Advantage 2.0) and wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you must first terminate your existing Living Benefit rider, subject to the termination rules, before you will be able to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. For further information on termination rules, see the "Termination" section associated with your Living Benefit rider. In all cases, by terminating your existing Living Benefit rider, you will no longer be entitled to any of the benefits that have accrued under that rider.

If you purchase Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you will be limited in your ability to invest within the Subaccounts offered within your contract. You will be required to adhere to Investment Requirements - Option 3.

If you purchase Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you will be subject to additional Investment Requirements over and above those for Lincoln Lifetime IncomeSM Advantage 2.0, as set forth in the Investment Requirements section of this prospectus. In addition, the fixed account is not available for either option except for use with dollar cost averaging. See Investment Requirements for more information.

If the rider is elected at contract issue, then the rider will be effective on the contract's effective date. If the rider is elected after the contract is issued (by sending a written request to our Home Office), the rider will be effective on the next Valuation Date following approval by us.


Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.


Income Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The Income Base is not available to you as a lump sum withdrawal or a Death Benefit. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment . If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The maximum Income Base is $10,000,000. This maximum takes into consideration the total guaranteed amounts under the Living Benefit riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.

Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payment (not to exceed the maximum Income Base); for example, a $10,000 additional Purchase Payment will increase the Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the charge for Lincoln Lifetime IncomeSM Advantage 2.0 will change to the then current charge in effect on the next Benefit Year anniversary. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.


Excess Withdrawals reduce the Income Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base.


Since the charge for the rider is based on the Income Base, the cost of the rider increases when additional Purchase Payments, Automatic Annual Step-ups and 5% Enhancements are made, and the cost decreases as Excess Withdrawals are made because these transactions all adjust the Income Base. In addition, the percentage charge may change when Automatic Annual Step-ups or 5% Enhancements occur as discussed below or additional Purchase Payments occur. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage 2.0 Charge.

5% Enhancement. On each Benefit Year anniversary, the Income Base, minus Purchase Payments received in that year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) are under age 86, if there were no withdrawals in that year and the rider is within the Enhancement Period. The Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the 5% Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.

If you decline an Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the Lincoln Lifetime IncomeSM Advantage 2.0 charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year Anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year. In order to be eligible to receive further 5% Enhancements the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) must still be living and be under age 86.

Note: The 5% Enhancement is not available in any year there is a withdrawal from Contract Value including a Guaranteed Annual Income payment. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.



The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals ):


Initial Purchase Payment = $100,000; Income Base = $100,000

Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000

Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000

On the first Benefit Year anniversary, the Income Base will not be less than $130,750 ($115,000 times 1.05%=$120,750 plus $10,000). The $10,000 Purchase
Payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.

The 5% Enhancement will be in effect for 10 years (the Enhancement Period) from the effective date of the rider. A new Enhancement Period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement. If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10,000,000.


You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal, including a Guaranteed Annual Income payment from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.

An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawal Amount section below.

If during the first 10 Benefit Years your Income Base is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the rider will not change on the Benefit Year anniversary. However, the amount you pay for the rider will increase since the charge for the rider is based on the Income Base. After the 10th Benefit Year anniversary the annual rider percentage charge may increase to the current charge each year if the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage 2.0 Charge.


If your percentage charge for this rider is increased due to a 5% Enhancement that occurs after the 10th Benefit Year anniversary, you may opt-out of the 5% Enhancement by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your percentage charge to increase) if you do not want the 5% Enhancement. You may not opt-out of the 5% Enhancement if the current charge for the rider increases due to additional Purchase Payment made during that Benefit Year that exceeds the $100,000 Purchase Payment restriction after the first Benefit Year. See Income Base section for more details.

Automatic Annual Step-ups of the Income Base. The Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:

   a. the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are still living and under age 86; and

   b. the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the rider charge and account fee), plus any Purchase Payments made on that date is equal to or greater than the Income Base after the 5% Enhancement (if any).

Each time the Income Base is stepped up to the current Contract Value as described above, your percentage charge for the rider will be the current charge for the rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage 2.0 Charge.


Each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.


If your percentage charge for this rider is increased upon an Automatic Annual Step-up, you may opt-out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. As stated above, if you decline an Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the Lincoln Lifetime IncomeSM Advantage
2.0 charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year. See the earlier Income Base section. You may not opt-out of the Automatic Annual Step-up if an additional Purchase Payment made during that Benefit Year caused the charge for the rider to increase to the current charge.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments):




                                                                                        Potential
                                            Contract   Income Base with                 for Charge
                                              Value     5% Enhancement    Income Base   to Change
                                           ---------- ------------------ ------------- -----------
      Initial Purchase Payment $50,000 .    $50,000          N/A            $50,000        N/A
      1st Benefit Year Anniversary........  $54,000         $52,500         $54,000        Yes
      2nd Benefit Year Anniversary........  $53,900         $56,700         $56,700        No
      3rd Benefit Year Anniversary........  $56,000         $59,535         $59,535        No
      4th Benefit Year Anniversary........  $64,000         $62,512         $64,000        Yes


On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10,000,000.

Withdrawal Amount. You may make periodic withdrawals up to the Guaranteed Annual Income amount each Benefit Year for your (Contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option) as long as your Guaranteed Annual Income amount is greater than zero. You may start taking Guaranteed Annual Income withdrawals when you (single life option) or the younger of you and your spouse (joint life option) turns age 55.



The initial Guaranteed Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time the rider is elected the initial Guaranteed Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time the rider is elected the initial Guaranteed Annual Income amount will be equal to a specified percentage of the Income Base. The specified percentage of the Income Base will be based on your age (or younger of you and your spouse if the joint life option is elected). Upon your first withdrawal the Guaranteed Annual Income percentage is based on your age (single life option) or the younger of you and your spouse's age (joint life option) at the time of the withdrawal. For example, if you purchase Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds at age 60 (single life option), your Guaranteed Annual Income percentage is 4%. If you waited until you were age 70 (single life option) to make your first withdrawal your Guaranteed Annual Income percentage would be 5%. During the first Benefit Year the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider (including any Purchase Payments made within the first 90 days after the effective date of the rider). After the first Benefit Year anniversary we will use the Income Base calculated on the most recent Benefit Year anniversary for calculating the Guaranteed Annual Income amount. After your first withdrawal the Guaranteed Annual Income amount percentage will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income amount percentage will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.


Guaranteed Annual Income Percentages by Ages for rider elections on or after
                                 May 20, 2013:


            Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds





                Single Life Option                                    Joint Life Option
--------------------------------------------------    --------------------------------------------------
                                                               Age
                         Guaranteed Annual Income      (younger of you and      Guaranteed Annual Income
         Age                 amount percentage          your spouse's age)         amount percentage
--------------------    --------------------------    ---------------------    -------------------------
  55 - under 591/2                3.50%                 55 - under 591/2                 3.50%
     591/2 - 64                   4.00%                    591/2 - 64                    4.00%
         65+                      5.00%                     65 - 74                      4.50%
                                                              75+                        5.00%



                    Lincoln Lifetime IncomeSM Advantage 2.0






                Single Life Option                                    Joint Life Option
--------------------------------------------------    --------------------------------------------------
                                                               Age
                         Guaranteed Annual Income      (younger of you and      Guaranteed Annual Income
         Age                 amount percentage          your spouse's age)         amount percentage
--------------------    --------------------------    ---------------------    -------------------------
  55 - under 591/2                3.00%                 55 - under 591/2                 3.00%
     591/2 - 64                   3.50%                    591/2 - 64                    3.50%
       65 - 69                    4.50%                     65 - 69                      4.00%
         70+                      5.00%                       70+                        4.50%




Guaranteed Annual Income Percentages by Ages for rider elections on or after
                  December 3, 2012 but prior to May 20, 2013:


            Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds





 Single & Joint Life Option*      Single & Joint Life Option
-----------------------------    ---------------------------
                                   Guaranteed Annual Income
             Age                      amount percentage
-----------------------------    ---------------------------
       55 - under 591/2                     3.50%
          591/2 - 64                        4.00%
             65+                            5.00%



                    Lincoln Lifetime IncomeSM Advantage 2.0






 Single & Joint Life Option*      Single & Joint Life Option
-----------------------------    ---------------------------
                                   Guaranteed Annual Income
             Age                      amount percentage
-----------------------------    ---------------------------
       55 - under 591/2                     3.00%
          591/2 - 64                        3.50%
           65 - 69                          4.50%
             70+                            5.00%

*If joint life option is in effect, the younger of you and your spouse's age applies.

Guaranteed Annual Income Percentage by Ages for rider elections on or after
                  April 2, 2012 but prior to December 3, 2012:


            Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds





                Single Life Option                                    Joint Life Option
--------------------------------------------------    --------------------------------------------------
                                                               Age
                         Guaranteed Annual Income      (younger of you and      Guaranteed Annual Income
         Age                 amount percentage          your spouse's age)         amount percentage
--------------------    --------------------------    ---------------------    -------------------------
  55 - under 591/2                4.00%                     55 - 64                      4.00%
       591/2+                     5.00%                       65+                        5.00%



                    Lincoln Lifetime IncomeSM Advantage 2.0






                Single Life Option                                    Joint Life Option
--------------------------------------------------    --------------------------------------------------
                                                               Age
                         Guaranteed Annual Income      (younger of you and      Guaranteed Annual Income
         Age                 amount percentage          your spouse's age)         amount percentage
--------------------    --------------------------    ---------------------    -------------------------
  55 - under 591/2                3.50%                     55 - 64                      3.50%
     591/2 - 64                   4.00%                     65 - 69                      4.50%
       65 - 69                    4.50%                       70+                        5.00%
         70+                      5.00%




Guaranteed Annual Income Percentages by Ages for rider elections prior to April
                                    2, 2012:


                    Lincoln Lifetime IncomeSM Advantage 2.0





                Single Life Option                                    Joint Life Option
--------------------------------------------------    --------------------------------------------------
                                                               Age
                         Guaranteed Annual Income      (younger of you and      Guaranteed Annual Income
         Age                 amount percentage          your spouse's age)         amount percentage
--------------------    --------------------------    ---------------------    -------------------------
  55 - under 591/2                4.00%                     55 - 64                      4.00%
       591/2+                     5.00%                       65+                        5.00%




If your Contract Value is reduced to zero because of market performance or rider charges, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse's life if applicable) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If the Income Base is reduced to zero due to an Excess Withdrawal the rider and contract will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.

Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base. All withdrawals you make will decrease the Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount.

The following example shows the calculation of the Guaranteed Annual Income amount for Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds and how withdrawals less than or equal to the Guaranteed Annual Income amount affect the Income Base and the Contract Value. The Contractowner is age 60 (4% Guaranteed Annual Income percentage for Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds) on the rider's effective date, and makes an initial Purchase Payment of $200,000 into the contract:

    Contract value on the rider's effective date....................    $200,000
    Income Base on the rider's effective date.......................    $200,000
    Initial Guaranteed Annual Income amount on the rider's effective
    date ($200,000 x 4%) .                                              $  8,000
    Contract Value six months after rider's effective date..........    $210,000
    Income Base six months after rider's effective date.............    $200,000
    Withdrawal six months after rider's effective date when
    Contractowner is still age 60...................................    $  8,000
    Contract Value after withdrawal ($210,000 - $8,000) .               $202,000
    Income Base after withdrawal ($200,000 - $0) .                      $200,000
    Contract Value on first Benefit Year anniversary................    $205,000
    Income Base on first Benefit Year anniversary...................    $205,000
    Guaranteed Annual Income amount on first Benefit Year
    anniversary ($205,000 x 4%) .                                       $  8,200



Since there was a withdrawal during the first year, the 5% Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base to the Contract Value of $205,000. On the first anniversary of the rider's effective date, the Guaranteed Annual Income amount is $8,200 (4% x $205,000).

Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income amount percentage multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner is age 60 (single life option), if the Guaranteed Annual Income amount of $2,000 (4% of $50,000 Income Base) is in effect and an additional Purchase Payment of $10,000 is made, the new Guaranteed Annual Income amount that Benefit Year is $2,400 ($2,000 + 4% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.

After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. No additional Purchase Payments are allowed after the Nursing Home Enhancement is requested and approved by us (described below).


5% Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by a 5% Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income percentage.


Nursing Home Enhancement. (The Nursing Home Enhancement is not available in certain states. Please check with your registered representative.) The Guaranteed Annual Income amount will be increased to 10%, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 70 or older or the youngest of the Contractowner and spouse is age 70 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. For Lincoln Lifetime IncomeSM Advantage 2.0 elections prior to May 20, 2013, the Nursing Home Enhancement is available when the Contractowner/
Annuitant is age 65 or older or the youngest of the Contractowner and spouse is age 65 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider, the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. For the joint life option if both spouses qualify, the Nursing Home Enhancement is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Guaranteed Annual Income rate is only available for one measuring life before an election is made.

If a withdrawal has been taken since the rider's effective date, the Nursing Home Enhancement will be available on the next Benefit Year anniversary after the Contractowner/Annuitant is age 70 or the youngest of the Contractowner and spouse is age 70 (joint life option) (age 65 for Lincoln Lifetime IncomeSM Advantage 2.0 elections prior to May 20, 2013). You may request the Nursing Home Enhancement by filling out a request form provided by us. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Guaranteed Annual Income amount will be reduced to the amount you would otherwise be eligible to receive starting after the next Benefit Year anniversary. Any withdrawals made prior to the entrance into a nursing home and during the Benefit Year that the Nursing Home Enhancement commences, will reduce the amount available that year for the Nursing Home Enhancement. Purchase Payments may not be made into the contract after a request for the Nursing Home Enhancement is approved by us and any Purchase Payments made either in the 12 months prior to entering the nursing home or while you are residing in a nursing home will not be included in the calculation of the Nursing Home Enhancement.

The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. The admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States. The remaining references to the Guaranteed Annual Income amount also include the Nursing Home Enhancement amount.

Contractowners who elect Lincoln Lifetime IncomeSM Advantage 2.0 on or after January 1, 2013, in South Dakota have the option to increase the Guaranteed Annual Income amount under Lincoln Lifetime IncomeSM Advantage 2.0 upon the diagnosis of a terminal illness, subject to certain conditions. The Guaranteed Annual Income amount will be increased to 10% during a Benefit Year when the Contractowner/Annuitant is age 70 or older or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is diagnosed by a licensed physician that his or her life expectancy is twelve months or less. For Lincoln Lifetime IncomeSM Advantage 2.0 elections from January 1, 2013 to May 20, 2013, the terminal illness provision is available when the Contractowner/
Annuitant is age 65 or older or the youngest of the Contractowner and spouse is age 65 or older (joint life option), and one is diagnosed by a licensed physician that his or her life expectancy is twelve months or less. This provision applies if the diagnosis of terminal illness occurs 60 months or more after the effective date of the rider and the diagnosis was not made in the year prior to the effective date of the rider. For the joint life option if both spouses qualify, this provision for terminal illness is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Guaranteed Annual Income rate is only available for one measuring life before an election is made.

Once either the Nursing Home Enhancement or the terminal illness enhancement is elected for one spouse, neither enhancement will be available for the other spouse. If a withdrawal has been taken since the rider's effective date, the terminal illness enhancement will be available on the next Benefit Year anniversary after the Contractowner/Annuitant is age 70 or the younger of the Contractowner and spouse is age 70 (joint life option) (age 65 for Lincoln Lifetime IncomeSM Advantage 2.0 elections from January 1, 2013 to May 20,
2013). You may request the terminal illness enhancement by filling out a request form provided by us. Any withdrawals made prior to the diagnosis of a terminal illness and during the Benefit Year that the terminal illness enhancement commences will reduce the amount available that year for the terminal illness enhancement. Purchase Payments may not be made into the contract after a request for the terminal illness enhancement is approved by us and any Purchase Payments made either in the 12 months prior to the terminal illness diagnosis or during the duration of the terminal illness will not be included in the calculation of the terminal illness enhancement. Any requirements to qualify for the terminal illness enhancement are set forth in the Terminal Illness Claim Form. The remaining references to the Guaranteed Annual Income amount also include the terminal illness enhancement amount for Contractowners in South Dakota only.

Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal or are withdrawals made prior to age 55 (younger of you or your spouse for joint life) or that are not payable to the original Contractowner or original Contractowner's bank account (or to the original Annuitant or the original Annuitant's bank account, if the owner is a non-natural person).


When an Excess Withdrawal occurs:


   1. The Income Base is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal; and


   2. The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income amount percentage multiplied by the new (reduced) Income Base (after the pro rata reduction for the Excess Withdrawal).


We will provide you with quarterly statements that will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided on the front page of this prospectus if you have questions about Excess Withdrawals.

The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Guaranteed Annual Income amount and the Contract Value under Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. The Contractowner who is age 60 (single life option) makes a $12,000 withdrawal which causes a $12,915.19 reduction in the Income Base.


Prior to Excess Withdrawal:

Contract Value = $60,000

Income Base = $85,000
Guaranteed Annual Income amount = $3,400 (4% of the Income Base of $85,000) After a $12,000 Withdrawal ($3,400 is within the Guaranteed Annual Income amount, $8,600 is the Excess Withdrawal):

The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $3,400 and the Income Base is not reduced:

Contract Value = $56,600 ($60,000 - $3,400)

Income Base = $85,000

The Contract Value is also reduced by the $8,600 Excess Withdrawal and the Income Base is reduced by 15.19435%, the same proportion that the Excess Withdrawal reduced the $56,600 Contract Value ($8,600 - $56,600)

Contract Value = $48,000 ($56,600 - $8,600)

Income Base = $72,084.81 ($85,000 x 15.19435% = $12,915.19; $85,000 -
$12,915.19 = $72,084.81)
Guaranteed Annual Income amount = $2,883.39 (4% of $72,084.81 Income Base)

On the following Benefit Year anniversary:


Contract Value = $43,000

Income Base = $72,084.81
Guaranteed Annual Income amount = $2,883.39 (4% x $72,084.81)


In a declining market, Excess Withdrawals may significantly reduce your Income Base as well as your Guaranteed Annual Income amount. If the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.

Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $3,400 Guaranteed Annual Income amount is not subject to surrender charges; the $8,600 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in this prospectus. See Charges and Other Deductions - Surrender Charge.

Withdrawals from IRA contracts will be treated as within the Guaranteed Annual Income amount (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

     1. Lincoln's automatic withdrawal service is used to calculate and pay the RMD;


     2. The RMD calculation must be based only on the value in this contract;
   and

     3. No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph).

If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.


Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters for a discussion of the tax consequences of withdrawals.

Guaranteed Annual Income Amount Annuity Payout Option. If you are required to take annuity payments because you have reached the maturity date of the contract, you have the option of electing the Guaranteed Annual Income Amount Annuity Payout Option. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the Guaranteed Annual Income Amount Annuity Payout Option. If you are receiving the Guaranteed Annual Income Amount Annuity Payout Option, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the effective date of the Guaranteed Annual Income Amount Annuity Payout Option must be one of the following Death Benefits: the Guarantee of Principal Death Benefit, the EGMDB or the EEB rider. If the Account Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment(s).

The Guaranteed Annual Income Amount Annuity Payout Option is an Annuity Payout option which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life (this option is different from other Annuity Payout options, including i4LIFE (Reg.
TM) Advantage, which are based on your Contract Value). Contractowners may decide to choose the Guaranteed Annual Income Amount Annuity Payout Option over i4LIFE (Reg. TM) Advantage if they feel this may provide a higher final payment option over time and they may place more importance on this over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.

The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the Guaranteed Annual Income Amount Annuity Payout Option will reduce the final payment dollar for dollar.

Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage 2.0 has no provision for a payout of the Income Base or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage 2.0 does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage 2.0 will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). If the Beneficiary elects to continue the contract after the death of the single life (through a separate provision of the contract), the Beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage 2.0 if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Income Base.

Upon the first death under the joint life option, the lifetime payout of the Guaranteed Annual Income amount will continue for the life of the surviving spouse. The 5% Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage 2.0 will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).

As an alternative, after the first death, the surviving spouse if under age 86 may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Income Base and the Guaranteed Annual Income amount to decrease.

Termination. After the fifth anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Lifetime IncomeSM Advantage 2.0 will automatically terminate:
 o on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);

 o upon the death under the single life option or the death of the surviving spouse under the joint life option;

 o when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;

 o upon surrender of the contract; or
 o upon termination of the underlying annuity contract.


The termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can re-elect any Living Benefit rider or any other living benefits we may offer in the future.

i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0. i4LIFE (Reg. TM) Advantage is an optional Annuity Payout rider that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for election at the time you elect i4LIFE (Reg. TM) Advantage. You cannot have both i4LIFE (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage 2.0 in effect on your contract at the same time.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and elect i4LIFE (Reg.
TM) Advantage with Guaranteed Income Benefit (version 4) even if it is no longer available for sale as long as the election occurs prior to the Annuity Commencement Date. Contractowners are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those in effect at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0. If the decision to drop Lincoln Lifetime IncomeSM Advantage 2.0 is made, the Contractowner can use the greater of the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up (or inception date) or the Account Value immediately prior to electing i4LIFE (Reg. TM) Advantage to establish the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). This decision must be made by the maximum age to elect i4LIFE (Reg. TM) Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds and purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012, who have waited until after the 5th Benefit Year anniversary may elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit until age 99 for nonqualified contracts and age 85 for qualified contracts.

If you choose to drop Lincoln Lifetime IncomeSM Advantage 2.0 and have the single life option, you must purchase i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) single life option. If you drop Lincoln Lifetime IncomeSM Advantage 2.0 and have the joint life option, you must purchase i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) joint life option. Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds must elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds. The minimum length of the i4LIFE (Reg. TM) Advantage Access Period will vary based upon when you purchased your Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds rider and how long the rider was in effect before you decided to purchase i4LIFE (Reg. TM) Advantage. These requirements are specifically listed in the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit section of this prospectus under Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments.

For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments. While i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.

When deciding whether to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) you should consider that depending on a person's age and the selected length of the Access Period, i4LIFE (Reg. TM) Advantage may provide a higher payout than the Guaranteed Annual Income amounts under Lincoln Lifetime IncomeSM Advantage
2.0. You should consider electing i4LIFE (Reg. TM) Advantage when you are ready to immediately start receiving i4LIFE (Reg. TM) Advantage payments whereas with Lincoln Lifetime IncomeSM Advantage 2.0 you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE (Reg. TM) Advantage rider are treated as "amounts received as an annuity" under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an "exclusion ratio" as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under Lincoln Lifetime IncomeSM Advantage
2.0 are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.

The initial charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) will be equal to the current annual rate in effect for your Lincoln Lifetime IncomeSM Advantage 2.0 rider. This charge is in addition to the mortality and expense risk and administrative charge for your base contract Death Benefit option. The charge is calculated based upon the greater of the value of the Income Base or Contract Value as of the last Valuation Date under Lincoln Lifetime IncomeSM Advantage 2.0 prior to election of i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). During the Access Period, this charge is deducted from the i4LIFE (Reg. TM) Advantage Account Value on a quarterly basis with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). During the Lifetime Income Period, this charge is deducted annually. The initial charge may increase annually upon a step-up of the Guaranteed Income Benefit by an amount equal to the prior charge rate (or initial charge rate if the first anniversary of the rider's effective date) multiplied by the percentage increase, if any, to the Guaranteed Income Benefit and the percentage increase if any to the Lincoln Lifetime IncomeSM Advantage 2.0 current charge. If an Excess Withdrawal occurs, the charge will decrease by the same percentage as the percentage change to the Account Value.

Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The Death Benefit calculation for certain Death Benefit options in effect prior to the Annuity Commencement Date may change for contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0. Certain Death Benefit options provide that all withdrawals reduce the Death Benefit in the same proportion that the withdrawals reduce the Contract Value. If you elect Lincoln Lifetime IncomeSM Advantage 2.0, withdrawals less than or equal to the Guaranteed Annual Income will reduce the sum of all Purchase Payment amounts on a dollar for dollar basis for purposes of calculating the Death Benefit under the Guarantee of Principal Death Benefit. The same also applies to the EGMDB or the EEB rider if the Death Benefit is based on the sum of all Purchase Payments, decreased by withdrawals. See The Contracts - Death Benefits. Any Excess Withdrawals will reduce the sum of all Purchase Payments in the same proportion that the withdrawals reduced the Contract Value under any Death Benefit option in which proportionate withdrawals are in effect. This change has no impact on Death Benefit options in which all withdrawals reduce the Death Benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract while this rider is in effect.

The following example demonstrates how a withdrawal will reduce the Death Benefit if both the EGMDB and Lincoln Lifetime IncomeSM Advantage 2.0 are in effect when the Contractowner dies. Note that this calculation applies only to the sum of all Purchase Payments calculation and not for purposes of reducing the highest anniversary Contract Value under the EGMDB:
Contract Value before withdrawal $80,000
Guaranteed Annual Income amount $5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:
   a) Contract Value $80,000
   b) Sum of Purchase Payments $100,000
     c) Highest anniversary Contract Value $150,000
Withdrawal of $9,000 will impact the Death Benefit calculation as follows:
   a) $80,000 - $9,000 = $71,000 (Reduction $9,000)

   b) $100,000 - $5,000 = $95,000 (reduction by the amount of the Guaranteed Annual Income amount)

   ($95,000 - $5,067 = $89,933 [$95,000 times ($4,000/$75,000) = $5,067]
   Proportional reduction of Excess Withdrawal. Total reduction = $10,067.

   c) $150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875].
   The entire $9,000 withdrawal reduced the Death Benefit option proportionally. Total reduction = $16,875.

Item c) provides the largest Death Benefit of $133,125.



Lincoln Lifetime IncomeSM Advantage


The Lincoln Lifetime IncomeSM Advantage rider provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/
Annuitant (single life option) or for the lives of you as Contractowner/Annuitant and your spouse as joint owner or primary Beneficiary (joint life option) regardless of the investment performance of the contract, provided that certain conditions are met. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial purchase payment (or Contract Value if elected after contract issue) increased by subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and the Step-up to 200% of the initial Guaranteed Amount (if applicable to your contract) and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional purchase payments are allowed if the Contract Value decreases to zero for any reason. The Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus riders are no longer available for purchase as of December 31, 2010.

This rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the single life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchase the joint life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse will be available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 591/2 (for the single life option) or age 65 (for the joint life option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% Step-up (if applicable to your contract) and Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.

An additional option, available for purchase with your Lincoln Lifetime IncomeSM Advantage provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your Contract Value of an amount equal to the excess of your initial Guaranteed Amount (and purchase payments made within 90 days of rider election) over your Contract Value. This option is called Lincoln Lifetime IncomeSM Advantage Plus and is discussed in detail below. You may consider purchasing this option if you want to guarantee at least a return of your initial purchase payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must be purchased with Lincoln Lifetime IncomeSM Advantage.

By purchasing the Lincoln Lifetime IncomeSM Advantage rider, you will be limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts - Investment Requirements - Option 3 if you purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. See The Contracts - Investment Requirements - Option 2 if you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009.

Lincoln Life offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your Contract Value and may provide certain guarantees. These riders are fully discussed in this prospectus. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage and these other riders is included later in this prospectus (see i4LIFE (Reg. TM) Advantage option). Not all riders will be available at all times.

We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you (and your spouse, if applicable) die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your (or your spouse's) death.

If the rider is elected at contract issue, then the rider will be effective on the contract's effective date. If the rider is elected after the contract is issued (by sending a written request to our Home Office), the rider will be effective on the next Valuation Date following approval by us. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit rider.


Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.


Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Guaranteed Amount will equal your initial Purchase Payment . If you elect the rider after we issue the contract, the initial Guaranteed Amount will equal the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total guaranteed amounts under the Living Benefit riders from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if joint life option) are the covered life.

Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000 the charge for Lincoln Lifetime IncomeSM Advantage will change to the then current charge in effect on the next Benefit Year anniversary. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage Charge. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.

The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:





    Initial Purchase Payment...................    $100,000
    Additional Purchase Payment in Year 2......    $ 95,000   No change to charge
    Additional Purchase Payment in Year 3......    $ 50,000   Charge will be the then current charge
    Additional Purchase Payment in Year 4......    $ 25,000   Charge will be the then current charge


Each withdrawal reduces the Guaranteed Amount as discussed below.


Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments , Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up (if applicable to your contract) are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the percentage charge may change when cumulative Purchase Payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage Charge.

5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus Purchase Payments received in that year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) are under age 86 and the rider is within the 10 year period described below. Additional Purchase Payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that Purchase Payment . Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.

Note: The 5% Enhancement is not available in any year there is a withdrawal from Contract Value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.


The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount :


Initial Purchase Payment = $100,000; Guaranteed Amount = $100,000

Additional Purchase Payment on day 30 = $15,000; Guaranteed Amount = $115,000

Additional Purchase Payment on day 95 = $10,000; Guaranteed Amount = $125,000

On the first Benefit Year anniversary, the Guaranteed Amount is $130,750 ($115,000 times 1.05%=$120,750 plus $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.

The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or upon the death of the survivor of the Contractowner or spouse (if joint life option is in effect) or when the oldest of these individuals reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Automatic Annual Step-up.

Any withdrawal from the Contract Value limits the 5% Enhancement as follows:


   a. The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following

     Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period as long as the Contractowner/Annuitant (single life option) is 591/2 or older or the Contractowner and spouse (joint life option) are age 65 or older.

   b. If the Contractowner/Annuitant (single life option) is under age 591/2 or the Contractowner or spouse (joint life option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the Contract Value (as described below) occurs.


An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.


If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Guaranteed Amount. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage Charge.

Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary if:

   a. the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are both still living and under age 86; and


   b. the Contract Value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% Step-up (if any, as described below).

Each time the Guaranteed Amount is stepped up to the current Contract Value as described above, your percentage charge for the rider will be the current charge for the rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage Charge.

If your percentage rider charge is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline the Automatic Annual Step-up, you will receive the 200% Step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional Purchase Payments would cause your charge to increase. See the earlier Guaranteed Amount section.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments and issue age above 591/2 (single life) or 65 (joint life):





                                                                    Potential for   Length of 5%
                                            Contract   Guaranteed     Charge to     Enhancement
                                              Value      Amount         Change         Period
                                           ---------- ------------ --------------- -------------
      Initial Purchase Payment $50,000 .    $50,000      $50,000         No              10
      1st Benefit Year anniversary........  $54,000      $54,000        Yes              10
      2nd Benefit Year anniversary........  $53,900      $56,700         No               9
      3rd Benefit Year anniversary........  $57,000      $59,535         No               8
      4th Benefit Year anniversary........  $64,000      $64,000        Yes              10



On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Guaranteed Amount to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535) and a new 10-year Enhancement period began.


An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.


Step-up to 200% of the initial Guaranteed Amount. If you purchased Lincoln Lifetime IncomeSM Advantage on or after October 5, 2009, the 200% Step-up will not be available. For Contractowners who purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009 but before October 5, 2009, on the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 65, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any Purchase Payments made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% Step-up applies.) This Step-up will not occur if:

     1) any withdrawal was made prior to age 591/2 (single life) or age 65 (joint life);

     2) an Excess Withdrawal (defined below) has occurred; or


3) cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).


   For example, assume the initial Guaranteed Amount is $200,000. A $10,000 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,000 Maximum Annual Withdrawal was made at age 67, the Step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).

If you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009, you will not be eligible to receive the 200% Step-up of the Guaranteed Amount until the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 70, or the rider has been in effect for 10 years, whichever event is later.


This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.

This Step-up will not cause a change to the percentage charge for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage Charge.


The following example demonstrates the impact of this Step-up on the Guaranteed
Amount:


Initial Purchase Payment at age 55 = $200,000; Guaranteed Amount = $200,000; Maximum Annual Withdrawal amount = $10,000.

After 10 years, at age 65, the Guaranteed Amount is $272,339 (after applicable 5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the Contract Value is $250,000. Since the Guaranteed Amount is less than $360,000 ($200,000 initial Guaranteed Amount reduced by the two $10,000 withdrawals times 200%), the Guaranteed Amount is increased to $360,000.


The 200% Step-up (if applicable to your contract) cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.


Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (Contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option)as long as you are at least age 591/2 (single life option) or you and your spouse are both at least age 65 (joint life option) and your Maximum Annual Withdrawal amount is greater than zero.


On the effective date of the rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.


If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life (and your spouse if applicable under joint life option) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.

Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% Step-up (see above).


The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.


All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value.

The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 591/2 or older or the Contractowner and spouse (joint life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider (36 months or more for Contractowners who purchased this rider prior to January 20, 2009), the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.


The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. For riders purchased on or after January 20, 2009, the admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States.

The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.


The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments . For example, if the Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made , the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000).


5% Enhancements, Automatic Annual Step-ups and the 200% Step-up (if applicable to your contract) will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:

   a. the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% Step-up; or

     b. 5% of the Guaranteed Amount on the Benefit Year anniversary.

See the chart below for examples of the recalculation.

The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if joint life option) can never exceed 5% of the maximum Guaranteed Amount.

Withdrawals after age 591/2 (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 591/2 (single life) or age 65 (joint life) are within the Maximum Annual Withdrawal amount, then:

     1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

     2. the Maximum Annual Withdrawal amount will remain the same.


The impact of withdrawals prior to age 591/2 or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional Purchase Payments and the Contractowner (single life) is older than 591/2 and the Contractowner and spouse (joint life) are both older than 65):





                                             Contract   Guaranteed    Maximum Annual
                                               Value      Amount     Withdrawal Amount
                                            ---------- ------------ ------------------
      Initial Purchase Payment $50,000 .     $50,000      $50,000         $2,500
      1st Benefit Year anniversary.........  $54,000      $54,000         $2,700
      2nd Benefit Year anniversary.........  $51,000      $51,300         $2,700
      3rd Benefit Year anniversary.........  $57,000      $57,000         $2,850
      4th Benefit Year anniversary.........  $64,000      $64,000         $3,200


The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (1st, 3rd and 4th anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.


Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges. Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

     1. Lincoln's automatic withdrawal service is used to calculate and pay the RMD;


     2. The RMD calculation must be based only on the value in this contract;
   and

     3. No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph).

If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).

Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.


Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:


   1. The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.


   2. The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the pro rata reduction for the Excess Withdrawal); and

     3. The 200% Step-up will never occur.

The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):


The Contract Value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000:


Contract Value = $55,000
Guaranteed Amount = $80,000


The Contract Value is reduced by the $7,000 Excess Withdrawal and the Guaranteed Amount is reduced by 12.73%, the same proportion that the Excess Withdrawal reduced the $55,000 Contract Value ($7,000 / $55,000)

Contract Value = $48,000

Guaranteed Amount = $69,818 ($80,000 X 12.73% = $10,182; $80,000 - $10,182 =
$69,818)

Maximum Annual Withdrawal amount = $3,491.00 (5% of $69,818)

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.

Excess Withdrawals will be subject to surrender charges unless one of the waiver of surrender charge provisions set forth in your prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $5,000 Maximum Annual Withdrawal amount is not subject to surrender charges; the $7,000 Excess Withdrawal may be subject to surrender charges. See Charges and Other Deductions - Surrender Charge.


Withdrawals before age 591/2/65. If any withdrawal is made prior to the time the Contractowner is age 591/2 (single life) or the Contractowner and spouse (joint life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:


   1. The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the contract value (this means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction);

     2. The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;


   3. The 5% Enhancement to the Guaranteed Amount is not available until after an Automatic Annual Step-up to the Contract Value occurs. This Automatic Annual Step-up will not occur until the Contract Value exceeds the Guaranteed Amount on a Benefit Year anniversary (see the 5% Enhancement section above); and


     4. The 200% Step-up will never occur.

The following is an example of the impact of a withdrawal prior to age 591/2 for single or age 65 for joint:

 o $100,000 Purchase Payment

 o $100,000 Guaranteed Amount

 o A 10% market decline results in a Contract Value of $90,000

 o $5,000 Maximum Annual Withdrawal amount

If a $5,000 withdrawal is made before age 591/2, the Guaranteed Amount will be $94,444 ($100,000 reduced by 5.56% ($5,000/
$90,000) and the new Maximum Annual Withdrawal amount is $4,722 (5% times $94,444). Surrender charges will apply unless one of the waiver of surrender charge provisions is applicable. See Charges and Other Deductions - Surrender Charge.

In a declining market, withdrawals prior to age 591/2 (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.


Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus ("Plus Option"), on the seventh Benefit Year anniversary, you may elect to receive an increase in your Contract Value equal to the excess of your initial Guaranteed Amount (plus any Purchase Payments made within 90 days of the rider effective date), over your current Contract Value. Making this election will terminate the Plus Option as well as Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the Contract Value and the initial Guaranteed Amount (plus any Purchase Payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary. If you choose to surrender your contract at this time, any applicable surrender charges will apply.

You may not elect to receive an increase in Contract Value if any withdrawal is made, including Maximum Annual Withdrawal amounts or RMDs, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.


If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.

The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:


Initial Purchase Payment of $100,000; Initial Guaranteed Amount of $100,000.

On the seventh Benefit Year anniversary, if the current Contract Value is $90,000; the Contractowner may choose to have $10,000 placed in the contract and the Plus Option (including the right to continue Lincoln Lifetime IncomeSM Advantage) will terminate at that time.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option, you have limited investment options until the seventh Benefit Year anniversary as set forth in the Investment Requirements section of this prospectus. After the seventh Benefit Year anniversary, if your contract continues, you may invest in other Subaccounts in your contract, subject to the Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.


Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount, because you have reached the maturity date of the contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.


The Maximum Annual Withdrawal Amount Annuity Payout Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the joint life option.

If the Contract Value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.

If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your Beneficiary may be eligible for a final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.

The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the Purchase Payments dollar for dollar. If your Death Benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of Lincoln Lifetime Income (Reg. TM) Advantage will reduce the sum of all Purchase Payments on a dollar for dollar basis.

Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect. If the Beneficiary elects to continue the contract after the death of the single life (through a separate provision of the contract), the Beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.

Upon the first death under the joint life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% Step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.


As an alternative, after the first death, the surviving spouse may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. The surviving spouse must be under age 65. In deciding whether to make this change, the surviving spouse should consider: 1) if the change will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the single life rider option for new issues will provide an earlier age (591/2) to receive Maximum Annual Withdrawal amounts.


Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may terminate the joint life option and purchase a single life option, if available, (if the Contractowner is under age 65) at the current rider charge and the terms in effect for new sales of the single life option.

After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.

Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
 o Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the Contract Value equal to the excess of your initial Guaranteed Amount over the Contract Value;

 o on the Annuity Commencement Date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
 o upon the death under the single life option or the death of the surviving spouse under the joint life option;
 o when the Maximum Annual Withdrawal amount is reduced to zero; or
 o upon termination of the underlying annuity contract.


The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.

If you terminate the rider, you must wait one year before you can elect any other Living Benefit rider or any other Living Benefits we may offer in the future. If you have elected to receive an increase in your Contract Value under Lincoln Lifetime IncomeSM Advantage Plus (after the seventh Benefit Year), you may elect a new Living Benefit rider at any time.

i4LIFE (Reg. TM) Advantage Option. i4LIFE (Reg. TM) Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic Regular Income Payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE (Reg. TM) Advantage. Depending on a person's age and the selected length of the Access Period, i4LIFE (Reg. TM) Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to drop Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE (Reg. TM) Advantage since i4LIFE (Reg. TM) Advantage provides a different income stream. If this decision is made, the Contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage. Owners of the Lincoln Lifetime IncomeSM Advantage rider are guaranteed the ability to purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit in the future even if it is no longer generally available for purchase. Owners of Lincoln Lifetime IncomeSM Advantage are also guaranteed that the annuity factors that are used to calculate the initial Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage will be the annuity factors in effect as of the day they purchased Lincoln Lifetime IncomeSM Advantage. In addition, owners of Lincoln Lifetime IncomeSM Advantage may in the future purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase Lincoln Lifetime IncomeSM Advantage.


i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit for Lincoln Lifetime IncomeSM Advantage purchasers must be elected before the Annuity Commencement Date and by age 99 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit sections of this prospectus. The charges for these benefits will be the current charge for new purchasers in effect for the i4LIFE (Reg. TM) Advantage and the current Guaranteed Income Benefit charge in effect for prior purchasers of Lincoln

Lifetime IncomeSM Advantage at the time of election of these benefits. If you use your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years.


Below is an example of how the Guaranteed Amount from Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE (Reg.
TM) Advantage.


Prior to i4LIFE (Reg. TM) Advantage election:

Contract Value = $100,000

Guaranteed Amount = $150,000

After i4LIFE (Reg. TM)Advantage election:

Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE (Reg. TM) Advantage annuity factor

Guaranteed Income Benefit = $7,537.50 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime IncomeSM Advantage rider.


Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The Death Benefit calculation for certain Death Benefit options in effect prior to the Annuity Commencement Date may change for Contractowners with an active Lincoln Lifetime IncomeSM Advantage. Certain Death Benefit options provide that all withdrawals reduce the Death Benefit in the same proportion that the withdrawals reduce the Contract Value. If you elect Lincoln Lifetime IncomeSM Advantage, withdrawals less than or equal to the Maximum Annual Withdrawal amount, after age 591/2 for the single life option or age 65 for joint life option, will reduce the sum of all Purchase Payments option of the Death Benefit on a dollar for dollar basis. This applies to the Guarantee of Principal Death Benefit, and only the sum of all Purchase Payments alternative of the Enhanced Guaranteed Minimum Death Benefit or the Estate Enhancement Benefit, whichever is in effect. See The Contracts - Death Benefits. Any Excess Withdrawals and all withdrawals prior to age 591/2 for single life or age 65 for joint life will reduce the sum of all Purchase Payments in the same proportion that the withdrawals reduced the Contract Value under any Death Benefit option in which proportionate withdrawals are in effect. This change has no impact on Death Benefit options in which all withdrawals reduce the Death Benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract.

The following example demonstrates how a withdrawal will reduce the Death Benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and Lincoln Lifetime IncomeSM Advantage are in effect when the Contractowner dies. Note that this calculation applies only to the sum of all Purchase Payments calculation and not for purposes of reducing the highest anniversary Contract Value under the EGMDB:

Contract Value before withdrawal $80,000


Maximum Annual Withdrawal Amount $5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:


     a) Contract Value $80,000

     b) Sum of Purchase Payments $100,000

     c) Highest anniversary Contract Value $150,000

Withdrawal of $9,000 will impact the Death Benefit calculations as follows:


     a) $80,000 - $9,000 = $71,000 (Reduction $9,000)

     b) $100,000 - $5,000 = $95,000 (dollar for dollar reduction of Maximum Annual Withdrawal amount)
     $95,000 - $5,067 = $89,933 [$95,000 times ($4,000/$75,000) = $5,067] Pro rata reduction of Excess Withdrawal. Total reduction = $10,067.


   c) $150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875]
     The entire $9,000 withdrawal reduces the Death Benefit option pro rata. Total reduction = $16,875.

Item c) provides the largest Death Benefit of $133,125.


Lincoln Lifetime IncomeSM Advantage is no longer available for purchase.


Lincoln SmartSecurity (Reg. TM) Advantage


The Lincoln SmartSecurity (Reg. TM) Advantage is a rider that is available for purchase with your variable annuity contract. This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent

Purchase Payments, step-ups and withdrawals in accordance with the provisions set forth below. There are two options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up):

     Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up or

     Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up

Beginning on January 16, 2009, the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option is no longer available for purchase. Beginning on May 20, 2013, the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will no longer be available for purchase. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value, if higher, on each Benefit Year anniversary through the 10th anniversary. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, the Contractowner can also initiate additional 10-year periods of automatic step-ups.

You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse. These options are discussed below in detail.

By purchasing this rider, you will be limited in how much you can invest in certain Subaccounts. See The Contracts - Investment Requirements. We offer other optional riders available for purchase with variable annuity contracts. These riders, which are fully discussed in this prospectus, provide different methods to take income from your Contract Value and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. In particular, before you elect Lincoln SmartSecurity (Reg. TM) Advantage, you may want to compare it to Lincoln Lifetime IncomeSM Advantage 2.0, which provides minimum guaranteed, periodic withdrawals for life.

If the benefit is elected at contract issue, then the rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our Home Office), the rider will be effective on the next Valuation Date following approval by us.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step-up the Guaranteed Amount (this does not include automatic annual step-ups within a 10-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial Purchase Payment . If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration the combined guaranteed amounts under the Living Benefit riders of all Lincoln Life contracts (or contracts issued by our affiliates) owned by you (or on which you or your spouse, if joint owner, are the Annuitant).

Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.


Each withdrawal reduces the Guaranteed Amount as discussed below.


Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments and step-ups are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.

Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the 10th Benefit Year if:

     a. the Contractowner or joint owner is still living; and

   b. the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including surrender charges and Interest Adjustments), the rider charge and account fee plus any Purchase Payments made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.

After the 10th Benefit Year anniversary, you may initiate another 10-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

     a. each Contractowner and Annuitant is under age 81; and

     b. the Contractowner or joint owner is still living.


If you choose, we will administer this election for you automatically, so that a new 10-year period of step-ups will begin at the end of each prior 10-year step-up period.


Following is an example of how the step-ups work in the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):





                                              Contract   Guaranteed
                                                Value      Amount
                                             ---------- -----------
      Initial Purchase Payment $50,000......  $50,000     $50,000
      1st Benefit Year anniversary..........  $54,000     $54,000
      2nd Benefit Year anniversary..........  $53,900     $54,000
      3rd Benefit Year anniversary..........  $57,000     $57,000



Annual step-ups, if the conditions are met, will continue until (and including) the 10th Benefit Year anniversary. If you had elected to have the next 10-year period of step-ups begin automatically after the prior 10-year period, annual step-ups, if conditions are met, will continue beginning on the 11th Benefit Year anniversary.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.

Under both the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date after we receive your request and a new Benefit Year will begin. Purchase Payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.

A Contractowner elected step-up (including Contractowner step-ups that we administer for you to begin a new 10-year step-up period) may cause a change in the percentage charge for this benefit. There is no change in the percentage charge when automatic, annual step-ups occur during a 10-year period. See Charges and Other Deductions - Rider Charges - Lincoln SmartSecurity (Reg. TM) Advantage Charge.


Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.

On the effective date of the rider, the Maximum Annual Withdrawal amount is:
 o 7% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and
 o 5% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option.


If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Purchase Payments. For example, if the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:


     a. the Maximum Annual Withdrawal amount immediately prior to the step-up;
or

     b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:

     1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

     2. the Maximum Annual Withdrawal amount will remain the same.

Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges or the Interest Adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum

Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this Contract Value. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.


When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:


     1. The Guaranteed Amount is reduced to the lesser of:

  o the Contract Value immediately following the withdrawal, or

  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

     2. The Maximum Annual Withdrawal amount will be the least of:
  o the Maximum Annual Withdrawal amount immediately prior to the withdrawal;
    or
  o the greater of:
   o 7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or

   o 7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or

  o the new Guaranteed Amount.

The following example of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 withdrawal caused a $32,000 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650


The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000
- $7,000 = $78,000).


The Maximum Annual Withdrawal amount was reduced to the least of:

     1) Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
     2) The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the contract value following the withdrawal ($2,650); or
     3) The new Guaranteed Amount ($53,000).

The least of these three items is $2,650.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.


Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to surrender charges (to the extent that total withdrawals exceed the free amount of withdrawals allowed during a Contract Year) and an Interest Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Interest Adjustment calculation.

Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up single or joint life options and not the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (if you purchase the single life option) or for the lifetimes of you (Contractowner) and your spouse (if the joint life option is purchased), as long as:

     1) No withdrawals are made before you (and your spouse if a joint life) are age 65; and

     2) An Excess Withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.

If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.

If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:


   1) If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or

   2) The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:

     a. the Contractowner (and spouse if applicable) is age 65;

 b. the contract is currently within a 10-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new 10-year automatic step-up period) (the Contractowner must be eligible to elect a step-up; i.e., all Contractowners and the Annuitant must be alive and under age 81); and


     c. you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.

As an example of these two situations, if you purchased the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up single life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a 10-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless Excess Withdrawals are made.

The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.


All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.


Guaranteed Amount Annuity Payout Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payout Option is available.


The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.

If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.

Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the single life under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up - single life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount; and 3) the cost of the single life option.

Upon the first death under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up - joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the single life option is less than the cost of the joint life option.

If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up.

If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity (Reg. TM) Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity (Reg. TM) Advantage equal to his or her share of the Death Benefit.

Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if the Contractowner is under age 81) at the current rider charge for new sales of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.

After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.

Termination. After the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. Lincoln SmartSecurity (Reg. TM) Advantage will automatically terminate:

 o on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
 o upon the election of i4LIFE (Reg. TM) Advantage;

 o if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;

 o upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
 o when a withdrawal in excess of the Maximum Annual Withdrawal amount reduces the Guaranteed Amount to zero; or
 o upon termination of the underlying annuity contract.


The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.

If you terminate the rider, you must wait one year before you can purchase Lincoln Lifetime IncomeSM Advantage 2.0 or any other Living Benefit we are offering in the future.

i4LIFE (Reg. TM) Advantage Option. Contractowners with an active Lincoln SmartSecurity (Reg. TM) Advantage who decide to terminate the Lincoln SmartSecurity (Reg. TM) Advantage rider and purchase i4LIFE (Reg. TM) Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage terms and charge in effect at the time of the i4LIFE (Reg. TM) Advantage election (i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is not available). Contractowners may consider this if i4LIFE (Reg. TM) Advantage will provide a higher payout amount, among other reasons. There are many factors to consider when making this decision, including the cost of the riders, the payout amounts and applicable guarantees. You should discuss this decision with your registered representative. See The Contracts - Living Benefit Riders - i4LIFE (Reg. TM) Advantage.


4LATER (Reg. TM) Advantage Protected Funds

4LATER (Reg. TM) Advantage Protected Funds is a rider that provides an Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of the i4LIFE (Reg. TM) Advantage rider. If you elect 4LATER (Reg. TM) Advantage Protected Funds, you must later elect the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds feature under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4) to receive a benefit from 4LATER (Reg. TM) Advantage Protected Funds. You will be subject to certain Investment Requirements in which your Contract Value must be allocated among specified Subaccounts. See The Contracts - Investment Requirements.

Income Base. The Income Base is an amount used to calculate the Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds at a later date. The Income Base is not available to you as a lump sum withdrawal or as a Death Benefit. The initial Income Base varies based on when you elect the rider. If you elect the 4LATER (Reg. TM) Advantage Protected Funds at the time you purchase the contract, the Income Base will be equal to the initial Purchase Payment . If you elect the rider after you have purchased the contract, the initial Income Base will equal the Contract Value on the effective date of 4LATER (Reg. TM) Advantage Protected Funds. The maximum Income Base is $10,000,000. The maximum takes into consideration the total guaranteed amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life, if joint life option) are the covered lives.

Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments (not to exceed the maximum Income Base). For example, an additional Purchase Payment of $10,000 will increase the Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the charge for 4LATER (Reg. TM) Advantage Protected Funds will change to the then current charge in effect on the next Benefit Year anniversary. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.

Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal.

The following example demonstrates the impact of a withdrawal on the Income Base and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Income Base.

Prior to the withdrawal:
Contract Value = $112,000

Income Base = $125,500


After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Income Base is also reduced by 10%, the same proportion that the withdrawal reduced the Contract Value ($11,200 - $112,000)

Contract Value = $100,800 ($112,000 - $11,200)
Income Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 =
$112,950)

In a declining market, withdrawals may significantly reduce your Income Base. If the Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the contract will terminate.

Automatic Annual Step-up. The Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:

     a. the Annuitant (single life option), or the Secondary Life (joint life option) are still living and under age 86; and

   b. the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the rider charge and account fee), plus any Purchase Payments made on that date is equal to or greater than the Income Base after the 5% Enhancement (if any).


The Automatic Annual Step-up is available even in years in which a withdrawal has occurred.


5% Enhancement. On each Benefit Year anniversary, the Income Base, minus Purchase Payments received in that year, will be increased by 5% if:

     a. the Annuitant (as well as the Secondary Life if the joint life option is in effect) are under age 86; and


     b. if there were no withdrawals in that year; and

     c. the rider is within the Enhancement Period described below.


The Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the 5% Enhancements will terminate at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any new Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base. However, any new Purchase Payment must be invested in the contract for at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any new Purchase Payments made within the first 90 days after the effective date of 4LATER (Reg. TM) Advantage Protected Funds will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.

If you decline the Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the 4LATER (Reg. TM) Advantage Protected Funds charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year. In order to be eligible to receive further 5% Enhancements the Annuitant (single life option), or the Secondary Life (joint life option) must still be living and be under age 86.

Note: The 5% Enhancement is not available in any year there is a withdrawal from Contract Value. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.


The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):


Initial Purchase Payment = $100,000; Income Base = $100,000

Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000

Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000

On the first Benefit Year anniversary, the Income Base will not be less than $130,750 ($115,000 times 1.05%=$120,750 plus $10,000). The $10,000 Purchase
Payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.


As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement. If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10,000,000.

You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.


The following is an example of how the Automatic Annual Step-ups and the 5% Enhancement affect the Income Base and the potential for the charge to increase or decrease (assuming there have been no withdrawals or new Purchase Payments ):

                                                                                Potential for
                                    Contract   Income Base with                    Charge
                                      Value     5% Enhancement    Income Base     to Change
                                   ---------- ------------------ ------------- --------------
Initial Purchase Payment $50,000 .  $50,000          N/A            $50,000         N/A
1st Benefit Year anniversary......  $54,000         $52,500         $54,000         Yes
2nd Benefit Year anniversary......  $53,900         $56,700         $56,700          No
3rd Benefit Year anniversary......  $56,000         $59,535         $59,535          No
4th Benefit Year anniversary......  $64,000         $62,512         $64,000         Yes



On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10,000,000.

Death Prior to the Annuity Commencement Date. 4LATER (Reg. TM) Advantage Protected Funds has no provision for a payout of the Income Base or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of the 4LATER (Reg. TM) Advantage Protected Funds does not impact the Death Benefit options available for purchase with your annuity contract. Generally all Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as amended. See The Contracts - Death Benefit.

If the Contractowner is not also named as the Annuitant or the Secondary Life, upon the first death of the Annuitant or Secondary Life, the 4LATER (Reg. TM) Advantage Protected Funds rider will continue. Upon the second death of either the Annuitant or Secondary Life, 4LATER (Reg. TM) Advantage Protected Funds will terminate.

Upon the death of the Contractowner, the 4LATER (Reg. TM) Advantage Protected Funds rider will continue only if either Annuitant or the Secondary Life becomes the new Contractowner and payments under i4LIFE (Reg. TM) Advantage begin within one year after the death of the Contractowner.

Eligibility. To purchase 4LATER (Reg. TM) Advantage Protected Funds, the Annuitant and Secondary Life must be age 85 or younger.


4LATER (Reg. TM) Advantage Protected Funds is not available for purchase with qualified contracts. 4LATER (Reg. TM) Advantage Protected Funds is designed primarily for purchasers of non-qualified contracts with joint life benefits where the Secondary Life is not a spouse. If you are eligible to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds and you purchase joint life benefits where Secondary Life is a spouse, Lincoln Lifetime IncomeSM Advantage
2.0 Protected Funds generally offers better benefits for the same charge. Please see Living Benefits Riders - Lincoln Lifetime IncomeSM Advantage 2.0, for more information about Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds.

Contractowners with an active 4LATER (Reg. TM) Advantage that wish to terminate 4LATER (Reg. TM) Advantage and elect 4LATER (Reg. TM) Advantage Protected Funds will have a transition period of 30 days prior to or after the first anniversary that 4LATER (Reg. TM) Advantage became effective (and after 4LATER (Reg. TM) Advantage Protected Funds becomes available in your state) to terminate 4LATER (Reg. TM) Advantage and elect 4LATER (Reg. TM) Advantage Protected Funds. Outside of the transition period, you must first terminate 4LATER (Reg. TM) Advantage (subject to the termination rules) before you will be able to elect 4LATER (Reg. TM) Advantage Protected Funds. See the 4LATER (Reg. TM) Advantage Termination section of this prospectus for further information about the termination rules. In all cases, by terminating any existing Living Benefit rider, you will no longer be entitled to any of the benefits that have accrued under that rider.


Termination. After the 5th anniversary of the effective date of the 4LATER (Reg. TM) Advantage Protected Funds rider, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. 4LATER (Reg. TM) Advantage Protected Funds will automatically terminate:

 o on the Annuity Commencement Date; or

 o if the Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral; or
 o upon the second death of either the Annuitant or Secondary Life; or

 o when the Income Base is reduced to zero due to withdrawals; or

 o the last day that you can elect i4LIFE (Reg. TM) Advantage (age 85 for qualified contracts and age 99 for non-qualified contracts); or

 o upon termination of the underlying contract.


If you terminate this rider, you must wait at least one year before you can re-elect it or any other Living Benefit we offer in the future.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds for purchasers who previously purchased 4LATER (Reg. TM) Advantage Protected Funds. Contractowners with an active 4LATER (Reg. TM) Advantage Protected Funds will purchase i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds at the terms in effect when the Contractowner purchased 4LATER (Reg. TM) Advantage Protected Funds rider.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is a feature under i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds provides for periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period), a Death Benefit during the Access Period, and a minimum payout floor, called the Guaranteed Income Benefit. You will be required to adhere to certain Investment Requirements during the time you own i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds. See Living Benefit Riders - i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) for more information.


Once you elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds, you can use the greater of the Income Base under 4LATER (Reg. TM) Advantage Protected Funds or Account Value to establish the Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds. This decision must be made by the maximum age to elect i4LIFE (Reg. TM) Advantage, which is age 95. Purchasers of 4LATER (Reg. TM) Advantage Protected Funds who have waited until after the 5th Benefit Year anniversary may elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit until age 99.

If you elected the 4LATER (Reg. TM) Advantage Protected Funds joint life option, you must purchase i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds joint life option.

Contractowners who elect 4LATER (Reg. TM) Advantage Protected Funds are guaranteed the ability in the future to elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds even if it is no longer available for sale. They are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those at the time they elected 4LATER (Reg. TM) Advantage Protected Funds. The minimum length of the i4LIFE (Reg. TM) Advantage Access Period will vary based upon when you purchased your 4LATER (Reg. TM) Advantage Protected Funds rider and how long the rider was in effect before you decided to purchase i4LIFE (Reg.
TM) Advantage. These requirements are specifically listed in the i4LIFE (Reg.
TM) Advantage Guaranteed Income Benefit section of this prospectus under Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments.


The Contractowner must elect the levelized option for Regular Income Payments. While i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.

You should consider electing i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds when you are ready to immediately start receiving i4LIFE (Reg. TM) Advantage payments. Payments from a nonqualified contract that a person receives under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds are treated as "amounts received as an annuity" under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an "exclusion ratio" as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of Purchase Payments.



i4LIFE (Reg. TM) Advantage


i4LIFE (Reg. TM) Advantage (the Variable Annuity Payout Option rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase either the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit or the 4LATER (Reg. TM) Guaranteed Income Benefit (described below) for an additional charge. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charges.

i4LIFE (Reg. TM) Advantage is an Annuity Payout option that provides you with variable, periodic Regular Income Payments for life subject to certain conditions. These payouts are made during two time periods: an Access Period and a Lifetime Income Period. During the Access Period, you have access to your Account Value, which means you may surrender the contract, make withdrawals, and have a Death Benefit. During the Lifetime Income Period, you no longer have access to your Account Value. You choose the length of the Access Period when you select i4LIFE (Reg. TM) Advantage; the Lifetime Income Period begins immediately after the Access Period ends and continues until your death (or the death of a Secondary Life, if later). i4LIFE (Reg. TM) Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE (Reg.
TM) Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your Regular Income Payments. You choose when you want to receive your first Regular Income Payment and the frequency with which you will receive Regular Income Payments. The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving the Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. Regular Income Payments must begin within one year of the date you elect i4LIFE (Reg.
TM) Advantage. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. This option is available on non-qualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). This option is subject to a charge while the i4LIFE (Reg. TM) Advantage is in effect computed daily on the Account Value. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charges.

i4LIFE (Reg. TM) Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option under this contract is elected by sending a written request to our Home Office. When you elect i4LIFE (Reg. TM) Advantage, you must choose the Annuitant, Secondary Life, if applicable, and make several choices about your Regular Income Payments. The Annuitant and Secondary Life may not be changed after i4LIFE (Reg. TM) Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE (Reg. TM) Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE (Reg. TM) Advantage election.

i4LIFE (Reg. TM) Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 591/2 or older at the time the option is elected. i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on non-qualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a non-qualified annuity contract.

If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The Contracts - Transfers on or Before the Annuity Commencement Date.

When you elect i4LIFE (Reg. TM) Advantage, the Death Benefit that you had previously elected will become the Death Benefit under i4LIFE (Reg. TM) Advantage, unless you elect a less expensive Death Benefit option. If you had previously elected EEB Death Benefit, you must elect a new Death Benefit. Existing Contractowners with the Account Value Death Benefit who elect i4LIFE (Reg. TM) Advantage must choose the i4LIFE (Reg. TM) Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE (Reg. TM) Advantage began (if premium taxes have been deducted from the Contract Value). See The Contracts - i4LIFE (Reg. TM) Advantage Death Benefits.


Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins on the Periodic Income Commencement Date. The Access Period is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). This is called the Lifetime Income Period. During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.



We will establish the minimum (currently 5 years) and maximum (currently the length of time between your current age and age 115 for non-qualified contracts or to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. Additional restrictions may apply if you are under age 591/2 when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE (Reg. TM) Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See The Contracts - Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.


Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE (Reg. TM) Advantage is effective (or your initial Purchase Payment if i4LIFE (Reg. TM) Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.

Regular Income Payments during the Access Period. i4LIFE (Reg. TM) Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE (Reg. TM) Advantage, you will have to choose the date you will receive the initial Regular Income Payment. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. Regular Income Payments must begin within one year of the date you elect i4LIFE (Reg.
TM) Advantage. You also select when the Access Period ends and when the Lifetime Income Period begins. You must also select the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your Regular Income Payments.


If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have Regular Income Payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, 5%, or 6% may be available. The higher the assumed investment return you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. You also choose the length of the Access Period. At this time, changes can only be made on Periodic Income Commencement Date anniversaries.

Regular Income Payments are not subject to any surrender charges or applicable Interest Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.


The amount of the initial Regular Income Payment is determined on the Periodic Income Commencement Date by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:
 o the age and sex of the Annuitant and Secondary Life, if applicable;

 o the length of the Access Period selected;
 o the frequency of the Regular Income Payments;
 o the assumed investment return you selected; and
 o the Individual Annuity Mortality table specified in your contract.


The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit of the entire Account Value will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit of the full Account Value was payable (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.

The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the Regular Income Payment will decrease by approximately 3%.


Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be reduced in the same proportion that withdrawals reduce the Account Value.


For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment.

For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE (Reg. TM) Advantage (and any Guaranteed Income Benefit if applicable) will terminate.

Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, assumed investment return and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
 o the age and sex of the Annuitant and Secondary Life (if living);

 o the frequency of the Regular Income Payments;
 o the assumed investment return you selected; and
 o the Individual Annuity Mortality table specified in your contract.


The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity

Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.

Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.

During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.



i4LIFE (Reg. TM) Advantage Death Benefits


i4LIFE (Reg. TM) Advantage Account Value Death Benefit. The i4LIFE (Reg. TM) Advantage Account Value Death Benefit is available during the Access Period. This Death Benefit is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.

i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit. The i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit is available during the Access Period and will be equal to the greater of:
 o the Account Value as of the Valuation Date we approve the payment of the claim; or
 o the sum of all purchase payments, less the sum of Regular Income Payments and other withdrawals where:
  o Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits, reduce the Death Benefit by the dollar amount of the payment; and
  o all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.

References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal (surrender charges for example) and premium taxes, if any.


The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:






    i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit...    $200,000
    Total i4LIFE (Reg. TM) Regular Income Payment.....................    $ 25,000
    Additional Withdrawal.............................................    $ 15,000   ($15,000/$150,000=10% withdrawal)
    Account Value at the time of Additional Withdrawal................    $150,000


     Death Benefit Value after i4LIFE (Reg. TM) Regular Income Payment = $200,000 - $25,000 = $175,000
     Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
     Reduction in Death Benefit Value for Withdrawal = $175,000 X 10% = $17,500


The Regular Income Payments reduce the Death Benefit by $25,000 and the additional withdrawal causes a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.

During the Access Period, contracts with the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE (Reg.
TM) Advantage Account Value Death Benefit. We will effect the change in Death Benefit on the Valuation Date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit.


i4LIFE (Reg. TM) Advantage EGMDB. The i4LIFE (Reg. TM) Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:

 o the Account Value as of the Valuation Date on which we approve the payment of the claim; or
 o the sum of all purchase payments, less the sum of Regular Income Payments and other withdrawals where:
  o Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment or in the same proportion that Regular Income Payments reduce the Account Value, depending on the terms of your contract; and
  o all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.

References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or

 o the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by purchase payments and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments and withdrawals are deducted in the same proportion that Regular Income
   Payments and withdrawals reduce the Contract Value or Account Value.

If your contract has the ABE Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement) specified in your contract benefit data pages as applicable on the date of death, this Enhancement Amount will be added to the sum of the Purchase Payments, but will be reduced by the Regular Income Payments and withdrawals on either a dollar for dollar basis or in the same proportion that the Regular Income Payment or withdrawal reduced the Contract Value or Account Value, depending on the terms of your contract.

When determining the highest anniversary value, if you elected the EGMDB (or more expensive Death Benefit option) in the base contract and this Death Benefit was in effect when you purchased i4LIFE (Reg. TM) Advantage, we will look at the Contract Value before i4LIFE (Reg. TM) Advantage and the Account Value after the i4LIFE (Reg. TM) Advantage election to determine the highest anniversary value.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal (surrender charges for example) and premium taxes, if any.

Contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Guarantee of Principal or i4LIFE (Reg. TM) Advantage Account Value Death Benefit. We will effect the change in Death Benefit on the Valuation Date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg.
TM) Advantage EGMDB.

General Death Benefit Provisions. For all Death Benefit options, following the Access Period, there is no Death Benefit. The Death Benefits also terminate when the Account Value equals zero, because the Access Period terminates.

If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE (Reg. TM) Advantage Account Value Death Benefit.

For non-qualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.

If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. A spouse Beneficiary may start a new i4LIFE (Reg. TM) Advantage program.

If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:


     1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and

     2. written authorization for payment; and

     3. all required claim forms, fully completed (including selection of a settlement option).


Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.

Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Accumulated Benefit Enhancement (ABESM) (Non-qualified contracts only). This benefit is no longer available to contract purchasers after November 1, 2005. We provide to eligible Contractowners of non-qualified i4LIFE (Reg. TM) Advantage contracts only an ABE Enhancement Amount, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Enhancement Amount if:
 o you are purchasing i4LIFE (Reg. TM) Advantage with the EGMDB Death Benefit;

 o you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with us to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;
 o the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require our approval);


 o all Contractowners, joint owners and Annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; or
 o the Contractowners, joint owners and Annuitants of this contract must have been owner(s) or Annuitants of the prior contract(s).

Upon the death of any Contractowner, joint owner or Annuitant, the ABE Enhancement Amount will be payable in accordance with the terms of the i4LIFE (Reg. TM) Advantage EGMDB Death Benefit. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount is available.

The ABE Enhancement Amount is equal to the excess of the prior contract's documented Death Benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's Death Benefit equal to the lesser of:

 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.


In addition, if the actual cash surrender value we receive is less than 95% of the documented cash value from the prior insurance company, the prior contract's Death Benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Enhancement Amount to be effective, documentation of the Death Benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.


If more than one annuity contract is exchanged to a contract with us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.


Upon the death of any Contractowner or joint owner who was not a Contractowner on the effective date of the i4LIFE (Reg. TM) Advantage EGMDB Death Benefit, the ABE Enhancement Amount will be equal to zero (unless the change occurred because of the death of a Contractowner or joint owner). If any Contractowner or joint owner is changed due to a death and the new Contractowner or joint owner is age 76 or older when added to the contract, then the ABE Enhancement Amount for this new Contractowner or joint owner will be equal to zero.

The ABE Enhancement Amount will terminate on the Valuation Date the i4LIFE (Reg. TM) Advantage EGMDB Death Benefit option of the contract is changed or terminated.

It is important to realize that even with the ABE Enhancement Amount, your Death Benefit will in many cases be less than the Death Benefit from your prior company. This is always true in the first year, when only 75% of the ABE Enhancement Amount is available.



Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage


A Guaranteed Income Benefit (version 4) is available for purchase when you elect i4LIFE (Reg. TM) Advantage which ensures that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is an optional feature available for purchase that provides a higher Guaranteed Income Benefit percentage if you adhere to certain Investment Requirements. See Investment Requirements in this prospectus for more information about the Investment Requirements applicable to i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds. You will be subject to Investment Requirements applicable to i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds for the entire time you own this rider. Failure to comply with the Investment Requirements will result in the termination of i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4). See i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit - Termination for more information. All of the other terms and conditions of i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4) continue to apply to i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds.

As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity (Reg. TM) Advantage, Lincoln Lifetime IncomeSM Advantage or Lincoln Lifetime IncomeSM Advantage 2.0 (withdrawal benefit riders) or 4LATER (Reg. TM) Advantage Protected Funds prior to electing i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit (Annuity Payout rider). Refer to the 4LATER (Reg. TM) Advantage section of this prospectus for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit.

Additional Purchase Payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain Subaccounts. See the Contracts - Investment Requirements. The version of the Guaranteed Income Benefit, the date that you purchased it, and/or whether you previously owned Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage will determine which Investment Requirement option applies to you.


There is no guarantee that the i4LIFE (Reg. TM) Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit riders. However, a Contractowner with the Lincoln Lifetime IncomeSM Advantage or the Lincoln Lifetime IncomeSM Advantage 2.0 (including Lincoln Lifetime IncomeSM Advantage
2.0 Protected Funds) who decides to drop Lincoln Lifetime IncomeSM Advantage or the Lincoln Lifetime IncomeSM Advantage 2.0 to purchase i4LIFE (Reg. TM) Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage or the Lincoln Lifetime IncomeSM Advantage 2.0 rider.


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, if available, is elected when you elect i4LIFE (Reg. TM) Advantage or during the Access Period, if still available for election, subject to terms and conditions at that time. You may choose not to purchase the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit at the time you purchase i4LIFE (Reg. TM) Advantage by indicating that you do not want the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE (Reg. TM) Advantage. If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity (Reg.
TM) Advantage or the Lincoln Lifetime IncomeSM Advantage riders or the Income Base from the Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE (Reg. TM) Advantage.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. See i4LIFE (Reg. TM) Advantage - General i4LIFE (Reg. TM) Provisions for an example.


There are four versions of the Guaranteed Income Benefit. Guaranteed Income Benefit (version 1) is no longer available for election. Guaranteed Income Benefit (version 2 and version 3) may only be elected if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect these versions. Guaranteed Income Benefit (version 4) is the only version of the Guaranteed Income Benefit currently available for election unless you are guaranteed the right to elect a prior version pursuant to the terms of your Living Benefit rider. Contractowners with Lincoln Lifetime IncomeSM Advantage
2.0 Protected Funds or 4LATER (Reg. TM) Advantage Protected Funds who wish to elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) must elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds. Please refer to your Living Benefit rider regarding the availability of prior versions of Guaranteed Income Benefit.

Guaranteed Income Benefit (version 4). For Guaranteed Income Benefit (version
4) the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount as applicable), based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the applicable table below. Lincoln SmartSecurity (Reg. TM) Advantage purchasers use the date of the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit election to determine the table applicable to their contracts. (i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is not available to Lincoln SmartSecurity (Reg. TM) Advantage purchasers.)


 Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds elections or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0
Protected Funds or 4LATER (Reg. TM) Advantage Protected Funds on
                            or after May 20, 2013.





              Single Life Option                                  Joint Life Option
-----------------------------------------------    -----------------------------------------------
                                                            Age
                         Percentage of Account      (younger of you and      Percentage of Account
         Age             Value or Income Base*       your spouse's age)      Value or Income Base*
--------------------    -----------------------    ---------------------    ----------------------
    Under age 40                2.50%                  Under age 40                 2.50%
       40 - 54                  3.00%                    40 - 54                    3.00%
  55 - under 591/2              3.50%                55 - under 591/2               3.50%
     591/2 - 64                 4.00%                   591/2 - 69                  4.00%
       65 - 69                  4.50%                    70 - 74                    4.50%
       70 - 79                  5.00%                    75 - 79                    5.00%
         80+                    5.50%                      80+                      5.50%



* Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider's effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER (Reg. TM) Advantage Protected Funds may use any remaining Income Base to establish the initial Guaranteed Income Benefit.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit elections or for purchasers


     of Lincoln Lifetime IncomeSM Advantage 2.0 on or after May 20, 2013.





              Single Life Option                                  Joint Life Option
-----------------------------------------------    -----------------------------------------------
                         Percentage of Account              Age              Percentage of Account
                         Value, Income Base or      (younger of you and      Value, Income Base or
         Age               Guaranteed Amount*        your spouse's age)       Guaranteed Amount*
--------------------    -----------------------    ---------------------    ----------------------
    Under age 40                2.00%                  Under age 40                 2.00%
       40 - 54                  2.50%                    40 - 54                    2.50%
  55 - under 591/2              3.00%                55 - under 591/2               3.00%
     591/2 - 64                 3.50%                   591/2 - 69                  3.50%
       65 - 69                  4.00%                    70 - 74                    4.00%
       70 - 74                  4.50%                      75+                      4.50%
         75+                    5.00%



* Purchasers of Lincoln SmartSecurity (Reg. TM) Advantage (regardless of the rider effective date) may use remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds between April 2, 2012 and May 19, 2013, or 4LATER (Reg. TM) Advantage Protected Funds between July 16, 2012 and May 19, 2013.





 Single & Joint Life Option*      Single & Joint Life Option*
-----------------------------    ----------------------------
                                         Percentage of
                                         Account Value
             Age                       or Income Base**
-----------------------------    ----------------------------
         Under age 40                       2.50%
           40 - 54                          3.00%
       55 - under 591/2                     3.50%
          591/2 - 64                        4.00%
           65 - 69                          4.50%
           70 - 79                          5.00%
             80+                            5.50%




* If joint life option is in effect, the younger of you and your spouse's age applies.

** Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider's effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER (Reg. TM) Advantage Protected Funds may use any remaining Income Base to establish the initial Guaranteed Income Benefit.


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime
IncomeSM Advantage 2.0 between April 2, 2012 and May 19, 2013.






 Single & Joint Life Option*      Single & Joint Life Option*
-----------------------------    ----------------------------
                                     Percentage of Account
                                     Value, Income Base or
             Age                      Guaranteed Amount**
-----------------------------    ----------------------------
         Under age 40                       2.00%
           40 - 54                          2.50%
       55 - under 591/2                     3.00%
          591/2 - 64                        3.50%
           65 - 69                          4.00%
           70 - 74                          4.50%
             75+                            5.00%




* If joint life option is in effect, the younger of you and your spouse's age applies.

** Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit elections prior to May 21, 2012, or for purchasers of Lincoln Lifetime
                IncomeSM Advantage 2.0 prior to April 2, 2012.





 Single & Joint Life Option*      Single & Joint Life Option*
-----------------------------    ----------------------------
                                     Percentage of Account
                                     Value, Income Base or
             Age                      Guaranteed Amount**
-----------------------------    ----------------------------
         Under age 40                       2.50%
           40 - 54                          3.00%
       55 - under 591/2                     3.50%
          591/2 - 64                        4.00%
           65 - 69                          4.50%
           70 - 79                          5.00%
             80+                            5.50%




* If joint life option is in effect, the younger of you and your spouse's age applies.

** Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.




If the amount of your i4LIFE (Reg. TM) Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment.) (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.


The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:




    i4LIFE (Reg. TM) Account Value before market decline............    $135,000
    i4LIFE (Reg. TM) Account Value after market decline.............    $100,000
    Guaranteed Income Benefit.......................................    $    810
    Regular Income Payment after market decline.....................    $    769
    Account Value after market decline and Guaranteed Income Benefit
    payment.........................................................    $ 99,190



The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.

The Guaranteed Income Benefit (version 4) will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For non-qualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the Valuation Date of the first periodic income payment of each calendar year. The first step-up is the Valuation Date of the first periodic income payment in the next calendar year following the Periodic Income Commencement Date.

The following example illustrates how the initial Guaranteed Income Benefit (version 4) is calculated for a 60-year old Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 3.5% for a 60-year old (single life) per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for i4LIFE (Reg. TM) Advantage Elections on or after May 20, 2013, table above. The example also assumes that the Account Value has increased due to positive investment returns resulting in a higher recalculated

Regular Income Payment. See The Contracts - i4LIFE (Reg. TM) Advantage - Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.






8/1/2013 Amount of initial Regular Income Payment...............................  $  4,801
8/1/2013 Account Value at election of Guaranteed Income Benefit (version 4).....  $100,000
8/1/2013 Initial Guaranteed Income Benefit (3.5% times $100,000 Account Value) .  $  3,500
8/1/2014 Recalculated Regular Income Payment....................................  $  6,000
8/1/2014 Guaranteed Income Benefit after step-up (75% of $6,000) .                $  4,500



The Contractowner's Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.


At the time of a step-up of the Guaranteed Income Benefit the i4LIFE (Reg. TM) Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 2.00%. This means that your charge may change every year. If we automatically administer a new step-up for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date of the step-up. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Step-ups will continue after a request to reverse a step-up. i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in Guaranteed Income Benefit (version 4).


Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after October 6, 2008 to December 31, 2010 or when Guaranteed Income Benefit (version 4) was approved in your state, whichever occurred later (unless version 3 is available for election at any time per the terms of a Living Benefit rider). For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE (Reg. TM) Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.


The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.

At the time of a reset of the step-up period the i4LIFE (Reg. TM) Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every five years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the Periodic Income Commencement Date anniversary. If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to October 6, 2008 (unless version 2 is available for election at any time per the terms of a Living Benefit rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE (Reg. TM) Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.

The Guaranteed Income Benefit will automatically step-up every three years on the Periodic Income Commencement Date anniversary to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.

At the time of a reset of the 15-year step-up period the i4LIFE (Reg. TM) Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every 15 years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the Periodic Income Commencement Date anniversary. If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election.

The next section describes certain guarantees in Living Benefit riders relating to the election of the Guaranteed Income Benefit.


Lincoln Lifetime IncomeSM Advantage 2.0. Contractowners who purchase Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed the ability in the future to purchase i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) even if it is no longer available for sale. They are also guaranteed that the Guaranteed Income Benefit percentages and Access Period requirements will be at least as favorable as those available at the time they purchased Lincoln Lifetime IncomeSM Advantage 2.0. See The Contracts- Living Benefit Riders - Lincoln Lifetime IncomeSM Advantage 2.0.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) in accordance with the terms set out above for i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4). If this decision is made, the Contractowner can use the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or since the rider's effective date (if there has not been an Automatic Annual Step-up) if greater than the Account Value to establish the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) at the terms in effect for purchasers of this rider.

Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. Contractowners who elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds and purchase i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds in accordance with the same terms set out above for i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4). If this decision is made, the Contractowner can use the greater of the Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the Account Value to establish the Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds.

Lincoln SmartSecurity (Reg. TM) Advantage. Contractowners who purchased the Lincoln SmartSecurity (Reg. TM) Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the initial Guaranteed Income Benefit is determined, to calculate the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percentage based on either the Contractowner's age (single life) or the youngest age of either the Contractowner or Secondary Life (if applicable), at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for elections on or after May 20, 2013 table above. In other words, the initial Guaranteed Income Benefit will equal the applicable percentage based on the Contractowner's age multiplied by the remaining Guaranteed Amount (if greater than the Account Value).

The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity (Reg. TM) Advantage or the Income Base from Lincoln Lifetime IncomeSM Advantage 2.0 may be used to calculate the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). The example assumes that on the date that i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) is elected the Contractowner is 70 years of age and has made no withdrawals from the contract. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4.5% for a 70-year old per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for elections on or after May 20, 2013 table above. The example assumes an annual payment mode has been elected.






           Account Value (equals Contract Value on date i4LIFE (Reg. TM) Advantage
    with Guaranteed Income Benefit (version 4) is elected)........................    $100,000
           Guaranteed Amount/Income Base on date i4LIFE (Reg. TM) Advantage with
    Guaranteed Income Benefit (version 4) is elected..............................    $140,000
           Amount of initial Regular Income Payment...............................    $  5,411   per year
           Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed
    Amount/Income Base which is greater than $100,000 Account
    Value)........................................................................    $  6,300



4LATER (Reg. TM) Advantage Protected Funds. Contractowners who elect the 4LATER (Reg. TM) Advantage Protected Funds rider must elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds in accordance with the same terms set out above for i4LIFE (Reg. TM) Advantage Guaranteed Income. When this decision is made, the Contractowner can use the greater of the Income Base under 4LATER (Reg. TM) Advantage Protected Funds or the Account Value under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds to calculate the amount of the initial Guaranteed Income Benefit. All other provisions of i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit apply.


Lincoln Lifetime IncomeSM Advantage. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit (version 2 or version 3 only). The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE (Reg. TM) Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial Regular Income Payment times the remaining Guaranteed Amount divided by the Contract Value, if the Guaranteed Amount is greater than the Contract Value. See the Lincoln Lifetime IncomeSM Advantage - i4LIFE (Reg. TM) Advantage Option section for an example of calculation of the Guaranteed Income Benefit using the purchased Lincoln Lifetime IncomeSM Advantage Guaranteed Amount.

Contractowners who purchased Lincoln Lifetime IncomeSM Advantage may also choose to drop Lincoln Lifetime IncomeSM Advantage to purchase the version of the Guaranteed Income Benefit that is then currently available; however, only the Account Value and not the Guaranteed Amount will be used to establish the Guaranteed Income Benefit. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be equal to the applicable percentage, which is based on the age of either the Contractowner (single life option) or the youngest age of either the Contractowner or Secondary Life (joint life option) at the time the Guaranteed Income Benefit is elected, multiplied by the Account Value. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above.


Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. When you select the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
  o A 4% assumed investment return (AIR) will be used to calculate the Regular Income Payments.

  o The minimum Access Period required for Guaranteed Income Benefit (version
     4) is the longer of 20 years (15 years for versions 2 and 3) or the difference between your age (nearest birthday) and age 100 (age 90 for version 4 prior to May 21, 2012; age 85 for versions 2 and 3). The minimum Access Period required for i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds is the longer of 20 years or the difference between your age (nearest birthday) and age 90. We may change this Access Period requirement prior to election of the Guaranteed Income Benefit. Different minimum Access Period requirements apply if you use the greater of the Account Value or Income Base (less amounts paid since the last Automatic Step-up) under Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds or 4LATER (Reg. TM) Advantage Protected Funds to calculate the Guaranteed Income Benefit as set forth below:





                                  Minimum Access Period
                                            Elections of i4LIFE (Reg. TM) Advantage prior
                                                 to the 5th Benefit Year anniversary
 Purchasers of Lincoln Lifetime IncomeSM   Longer of 20 years or the difference
 Advantage 2.0 on or after April 2, 2012   between your age and age 100
 Purchasers of Lincoln Lifetime IncomeSM   Longer of 20 years or the difference
 Advantage 2.0 Protected Funds             between your age and age 90
 Purchasers of 4LATER (Reg. TM) Advantage
 Protected Funds
 Purchasers of Lincoln Lifetime IncomeSM
 Advantage 2.0 prior to April 2, 2012



                                            Elections of i4LIFE (Reg. TM) Advantage on and
                                                after the 5th Benefit Year anniversary
 Purchasers of Lincoln Lifetime IncomeSM   Longer of 20 years or the difference
 Advantage 2.0 on or after April 2, 2012   between your age and age 95
 Purchasers of Lincoln Lifetime IncomeSM   Longer of 15 years or the difference
 Advantage 2.0 Protected Funds             between your age and age 85
 Purchasers of 4LATER (Reg. TM) Advantage
 Protected Funds
 Purchasers of Lincoln Lifetime IncomeSM
 Advantage 2.0 prior to April 2, 2012




  o The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your Regular Income Payment will be reduced. For versions 1, 2 and 3 of Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit in proportion to the reduction in the Regular Income Payment. This reduction of the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit does not apply to Guaranteed Income Benefit (version 4). If you choose to shorten your Access Period, the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATER (Reg. TM) Guaranteed Income Benefit section of this prospectus.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate due to any of the following events:

  o the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
  o a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency; or

  o upon written notice to us; or
  o assignment of the contract; or
  o failure to comply with Investment Requirements.


A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified. However if you used the greater of the Account Value or Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage Protected Funds to establish the Guaranteed Income Benefit any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE (Reg. TM) Advantage election. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE (Reg. TM) Advantage Regular Income Payments will be recalculated. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.


Availability. The Guaranteed Income Benefit (version 4) is available with qualified and nonqualified (IRAs and Roth IRAs) annuity contracts. The Contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected.


Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.

The following example demonstrates the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit payments:




        i4LIFE (Reg. TM) Regular Income Payment before Withdrawal.....    $  1,200
        Guaranteed Income Benefit before Withdrawal...................    $    900
        Account Value at time of Additional Withdrawal................    $150,000
        Additional Withdrawal.........................................    $ 15,000   (a 10% withdrawal)


     Reduction in i4LIFE (Reg. TM) Regular Income Payment for Withdrawal = $1,200 X 10 % = $120
     i4LIFE (Reg. TM) Regular Income Payment after Withdrawal = $1,200 - $120 = $1,080

     Reduction in Guaranteed Income Benefit for Withdrawal = $900 X 10% = $90 Guaranteed Income Benefit after Withdrawal = $900 - $90 = $810

Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.


Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE (Reg. TM) Advantage Death Benefit will terminate and you may choose the Guarantee of Principal (if you had the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit) or Account Value Death Benefit options. Upon termination, we will stop assessing the charge for i4LIFE (Reg. TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new Death Benefit option. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE (Reg. TM) Advantage.


For non-qualified contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.


4LATER (Reg. TM) Advantage


4LATER (Reg. TM) Advantage is a rider that is available to protect against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elect 4LATER (Reg. TM) Advantage, you must elect i4LIFE (Reg. TM) Advantage with the 4LATER (Reg. TM) Guaranteed Income Benefit to receive a benefit from 4LATER (Reg. TM) Advantage. Election of these riders may limit how much you can invest in certain Subaccounts. See The Contracts - Investment Requirements. See Charges and Other Deductions for a discussion of the 4LATER (Reg. TM) Advantage charge. This rider is no longer available for sale as of July 16, 2012, or when the 4LATER (Reg. TM) Advantage Protected Funds rider is available in your state, whichever is later. Please check with your registered representative for availability.



4LATER (Reg. TM) Advantage Before Payouts Begin

The following discussion applies to 4LATER (Reg. TM) Advantage during the accumulation phase of your annuity, referred to as 4LATER (Reg. TM). This is prior to the time any payouts begin under i4LIFE (Reg. TM) Advantage with the 4LATER (Reg. TM) Guaranteed Income Benefit.


Income Base. The Income Base is a value established when you purchase 4LATER (Reg. TM) and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a Death Benefit. If you elect 4LATER (Reg. TM) at the time you purchase the contract, the Income Base initially equals the Purchase Payments. If you elect 4LATER (Reg. TM) after we issue the contract, the Income Base will initially equal the Contract Value on the 4LATER (Reg. TM) effective date. Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments . After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.

As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE (Reg. TM) Advantage and establish the 4LATER (Reg. TM) Guaranteed Income Benefit, the Income Base (if higher than the Contract Value) is used in the 4LATER (Reg. TM) Advantage Guaranteed Income Benefit calculation.

Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER (Reg. TM) Effective Date, or on the date of any reset of the Income Base to the Contract Value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for Purchase Payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.


Future Income Base. 4LATER (Reg. TM) provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE (Reg. TM) Advantage is elected, you terminate 4LATER (Reg. TM) or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER (Reg. TM) charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.


Any Purchase Payment made after the 4LATER (Reg. TM) Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the Purchase Payment, plus 15% of that Purchase Payment.



Example:




        Initial Purchase Payment................................    $100,000
        Purchase Payment 60 days later..........................    $ 10,000
                                                                    --------
        Income Base.............................................    $110,000
        Future Income Base (during the 1st Waiting Period)......    $126,500   ($110,000 x 115%)
        Income Base (after 1st Waiting Period)..................    $126,500
        New Future Income Base (during 2nd Waiting Period)......    $145,475   ($126,500 x 115%)


Any Purchase Payments made after the 4LATER (Reg. TM) Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the Purchase Payment plus 15% of that Purchase Payment on a pro-rata basis for the number of full years remaining in the current Waiting Period.



Example:





        Income Base................................................    $100,000
        Purchase Payment in Year 2.................................    $ 10,000
                                                                       --------
        New Income Base............................................    $110,000
        Future Income Base (during 1st Waiting Period-Year 2)......    $125,500   ($100,000 x 115%) +
                                                                                  ($10,000 x 100%) +
                                                                                  ($10,000 x 15% x 1/3)
        Income Base (after 1st Waiting Period).....................    $125,500
        New Future Income Base (during 2nd Waiting Period).........    $144,325   (125,500 x 115%)



Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.

During any subsequent Waiting Periods, if you elect to reset the Income Base to the contract value, the Future Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current Contract Value below.

In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the Contractowner to establish a 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.

Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER (Reg. TM) Effective Date. The Maximum Income Base will be increased by 200% of any additional Purchase Payments. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined guaranteed amounts from any Living Benefit riders under all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.

After a reset to the current Contract Value, the Maximum Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10,000,000.

Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.



Example:




   Income Base.................................  $100,000   Maximum Income Base...................  $200,000
   Purchase Payment in Year 2..................  $ 10,000   Increase to Maximum Income Base.......  $ 20,000
   New Income Base.............................  $110,000   New Maximum Income Base...............  $220,000
   Future Income Base after Purchase Payment...  $125,500   Maximum Income Base...................  $220,000
   Income Base (after 1st Waiting Period)......  $125,500
   Future Income Base (during 2nd Waiting Period)$144,325   Maximum Income Base...................  $220,000
   Contract Value in Year 4....................  $112,000
   Withdrawal of 10%...........................  $ 11,200
   After Withdrawal (10% adjustment)
   Contract Value..............................  $100,800
   Income Base.................................  $112,950
   Future Income Base..........................  $129,892   Maximum Income Base...................  $198,000


Resets of the Income Base to the current Contract Value ("Resets"). You may elect to reset the Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER (Reg. TM) Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the Annuitant must be under age 81. You might consider resetting the Income Base if your Contract Value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the Contract Value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.

This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE (Reg. TM) Advantage, the Annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.

At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us.

We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER (Reg. TM) Effective Date and starting with each anniversary of the 4LATER (Reg. TM) Effective Date after that. If the Contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.

Eligibility. To purchase 4LATER (Reg. TM) Advantage, the Annuitant must be age 80 or younger. If you plan to elect i4LIFE (Reg. TM) Advantage within three years of the issue date of 4LATER (Reg. TM) Advantage, you will not receive the benefit of the Future Income Base. i4LIFE (Reg. TM) Advantage with 4LATER (Reg.
TM) Guaranteed Income Benefit must be elected by age 85 for qualified contracts or age 99 for non-qualified contracts.

4LATER (Reg. TM) Rider Effective Date. If 4LATER (Reg. TM) is elected at contract issue, then it will be effective on the contract's effective date. If 4LATER (Reg. TM) is elected after the contract is issued (by sending a written request to our Home Office), then it will be effective on the next Valuation Date following approval by us.



4LATER (Reg. TM) Guaranteed Income Benefit


When you are ready to elect i4LIFE (Reg. TM) Advantage Regular Income Payments, the greater of the Income Base accumulated under 4LATER (Reg. TM) or the Contract Value will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. The 4LATER (Reg. TM) Guaranteed Income Benefit is a minimum payout floor for your i4LIFE (Reg. TM) Advantage Regular Income Payments. See Charges and Other Deductions for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit charge.

The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1000 and multiplying the result by the rate per $1000 from the Guaranteed Income Benefit Table in your 4LATER (Reg.
TM) rider. If the Contract Value is used to establish the 4LATER (Reg. TM) Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE (Reg. TM) Advantage Regular Income Payment (which is also based on the Contract Value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE (Reg. TM) Advantage Regular Income Payment.

If the amount of your i4LIFE (Reg. TM) Advantage Regular Income Payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) has fallen below the 4LATER (Reg. TM) Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER (Reg. TM) Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER (Reg. TM) Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE (Reg.
TM) Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER (Reg. TM) Guaranteed Income Benefit, we will reduce your i4LIFE (Reg. TM) Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER (Reg. TM) Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account on a pro-rata basis according to your investment allocations.


The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:





    i4LIFE (Reg. TM) Account Value before market decline............    $135,000
    i4LIFE (Reg. TM) Account Value after market decline.............    $100,000
    Guaranteed Income Benefit.......................................    $    810
    Regular Income Payment after market decline.....................    $    769
    Account Value after market decline and Guaranteed Income Benefit
    payment.........................................................    $ 99,190


If your Account Value reaches zero as a result of withdrawals to provide the 4LATER (Reg. TM) Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER (Reg. TM) Guaranteed Income Benefit.


When your Account Value reaches zero, your i4LIFE (Reg. TM) Advantage Access Period will end and the i4LIFE (Reg. TM) Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER (Reg. TM) Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER (Reg. TM) Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE (Reg. TM) Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.


If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER (Reg. TM) Guaranteed Income Benefit, the 4LATER (Reg. TM) Guaranteed Income Benefit will never come into effect.


The 4LATER (Reg. TM) Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER (Reg. TM) Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATER (Reg. TM) Guaranteed Income Benefit will become the current charge up to the guaranteed maximum charge of 1.50% (i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charge). After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred.

Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER (Reg. TM) Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period. See i4LIFE (Reg. TM) Advantage - Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE (Reg. TM) Advantage Regular Income Payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER (Reg. TM) Guaranteed Income Benefit currently is the longer of 15 years or the difference between your current age (nearest birthday) and age 85. We reserve the right to increase this minimum prior to election of 4LATER (Reg. TM) Advantage, subject to the terms in your rider. (Note: i4LIFE (Reg. TM) Advantage may allow a shorter Access Period if a Guaranteed Income Benefit is not provided.)

If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your Regular Income Payment, your 4LATER (Reg. TM) Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER (Reg. TM) Guaranteed Income Benefit will be adjusted in proportion to the reduction in the Regular Income Payment. If you choose to shorten your Access Period, the 4LATER (Reg. TM) rider will terminate.

When you make your 4LATER (Reg. TM) Guaranteed Income Benefit and i4LIFE (Reg.
TM) Advantage elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE (Reg. TM) Advantage Regular Income Payments. Once you have elected 4LATER (Reg. TM), the assumed investment return rate will not change; however, we may change the required assumed investment return rate in the future for new purchasers only.

The following is an example of what happens when you extend the Access Period:

     Assume:
     i4LIFE (Reg. TM) Advantage remaining Access Period = 10 years Current i4LIFE (Reg. TM) Advantage Regular Income Payment = $6,375 Current 4LATER (Reg. TM) Guaranteed Income Benefit = $5,692

     Extend Access Period 5 years:
     i4LIFE (Reg. TM) Advantage Regular Income Payment after extension = $5,355 Percentage change in i4LIFE (Reg. TM) Advantage Regular Income Payment =
   $5,355 - $6,375 = 84%
     New 4LATER (Reg. TM) Guaranteed Income Benefit = $5,692 x 84% = $4,781

Termination. After the later of the third anniversary of the 4LATER (Reg. TM) rider Effective Date or the most recent Reset, the 4LATER (Reg. TM) rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER (Reg. TM) will automatically terminate upon any of the following events:
 o termination of the contract to which the 4LATER (Reg. TM) rider is attached;

 o the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or
 o the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract; or
 o the last day that you can elect i4LIFE (Reg. TM) Advantage (age 85 for qualified contracts and age 99 for non-qualified contracts).


After the Periodic Income Commencement Date, the 4LATER (Reg. TM) rider will terminate due to any of the following events:

 o the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
 o a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.

A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER (Reg. TM) Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified.


If you terminate 4LATER (Reg. TM) prior to the Periodic Income Commencement Date, you must wait one year before you can re-elect 4LATER (Reg. TM) or purchase the Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage 2.0. If you terminate the 4LATER (Reg. TM) rider on or after the Periodic Income Commencement Date, you cannot re-elect it. You may be able to elect the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, if available, after one year. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.



Lincoln Long-Term CareSM Advantage

The Lincoln Long-Term CareSM Advantage Rider (the "LTC Rider") provides a way to manage the potential impact of long-term care expenses. The LTC Rider provides the potential to receive as LTC Benefits your Purchase Payments plus an additional amount equal to two times your Purchase Payments. These benefits are paid to you income tax-free. In addition, you have the opportunity to increase your tax-free long-term care benefits if there is investment gain in your contract. The LTC Rider provides monthly benefit payments ("Long-Term Care Benefits" or "LTC Benefits") in the event: (1) you are "Chronically Ill," which means you are either unable to perform two out of six functional activities of daily living (such as feeding yourself, bathing, or dressing) or you suffer from a severe cognitive impairment that requires substantial supervision, and
(2) you are receiving long-term care services that qualify for coverage under the LTC Rider ("Long-Term Care Services"). Long-Term Care Services include, but are not limited to, nursing home care, hospice care, adult day care, assisted living services, home health care and rehabilitative services.

If you purchase the LTC Rider, you may not make any additional Purchase Payments more than 90 days from the contract date. Accordingly, you should plan on making enough Purchase Payments to fund your anticipated needs under the contract during the first 90 days. Even then, the LTC Rider may not cover all of the long-term care expenses incurred by you during the period of coverage. On the other hand, you may never need long-term care services or, even if you do, you may never qualify to receive any of the benefits provided under this LTC Rider even though you have paid a charge(s) for the LTC Rider. Accordingly, we strongly advise you to review carefully all contract and rider limitations.

The LTC Rider, if purchased, must be elected at the time you purchase your contract and may not be added to existing contracts. While the LTC Rider is in force, you may not purchase any of the Living Benefit riders that we offer. By purchasing the LTC Rider, you will be limited in how you may invest and may invest only pursuant to Investment Requirements - Option 3. See Summary of the LTC Rider - What are the risks associated with the LTC Rider? - for a discussion of the risks associated with the LTC Rider.

The features and charges for this rider and also the terms and definitions will vary in certain states. You should discuss the specific provisions applicable to your state with your registered representative. Your rider will contain the specific provisions applicable to you.

Why would I want to purchase the LTC Rider? Some of the reasons why you may consider purchasing the LTC Rider are:
 o you would like to pay for Long-Term Care Services by withdrawing your Contract Value on a tax-free basis and without any surrender charges;
 o for the potential of receiving, in addition to your Contract Value, up to two times your Purchase Payments in tax-free LTC Benefit payments that we pay from our own assets in our general account during the Extension Benefit period;
 o for the favorable tax treatment of the charges deducted in order to pay for the LTC Rider (compared to taking a withdrawal from an annuity contract to pay premiums on a traditional stand-alone long-term care insurance policy);

 o for the opportunity to receive investment gain in the contract as tax-free LTC Benefits, if you purchase the Growth Benefit option;
 o you want long-term care insurance, but want to retain the ability to access your Contract Value for emergencies (although this could reduce or terminate the LTC Rider), a feature that may not be available in stand-alone long-term care insurance policies; and
 o you want long-term care insurance, but at the same time you want to retain the ability to have a Death Benefit, a feature that may not be available in stand-alone long-term care insurance policies (although you should understand that Acceleration Benefit payments and Growth Benefit payments are considered withdrawals that reduce the amount of the Death Benefit).

Are there ways I can pay long-term care expenses under the contract other than by purchasing the LTC Rider?
 o You can always access your Contract Value through conventional withdrawals from your contract, even if you have not elected to purchase the LTC Rider. However, withdrawals may be subject to surrender charges, income taxes (as investment gains (if any) are deemed to be withdrawn first), and if taken before age 591/2, penalty taxes. Such withdrawals also would be limited to your Contract Value, which may decrease. Withdrawals may be taken to cover long-term care expenses for yourself or anyone else. LTC Benefits, on the other hand, are subject to favorable tax treatment, would not have any surrender charges, and may exceed the amount of Contract Value you would otherwise have had available. LTC Benefits may be received only if you are the Covered Life.
 o You can also access your Contract Value through conventional annuity payments, even if you have not elected to purchase the LTC Rider. However, while not fully taxable until cost basis has been returned, such payments are not tax-free and are intended to provide protected income payments over an extended lifetime. LTC Benefits, however, may be taken over a shorter period of time (as short as six years) and are received tax-free.
 o We offer Living Benefit riders that provide a guaranteed income stream and/or a guaranteed withdrawal benefit that may be used to pay for long-term care services. Like the LTC Rider, benefit payments under these riders may exceed Contract Value, but it may take you 20 years or more to receive them. In addition, Living Benefit riders are not Qualified
   Long-Term Care insurance and their benefits cannot be received tax-free, even if used to pay long-term care expenses. On the other hand, the cost of the LTC Rider may be higher than the cost of other Living Benefit riders we sell, and the procedures to determine eligibility and to request benefits under the LTC Rider are more extensive than those required to receive benefits under the Living Benefit riders. In any case, you will be unable to purchase any living benefit rider that we may offer if you purchase the LTC Rider. See The Contracts - Living Benefit Riders.
 o You may also speak to your registered representative about other ways to pay for long-term care expenses. There are insurance contracts, other than annuities, which provide long-term care benefits and there may also be programs offered by your state.

How do I qualify for LTC Benefits? If, after the first Contract Year (subject to state variations), you become Chronically Ill and are receiving Long-Term Care Services, you may receive monthly LTC Benefit payments under the LTC Rider. Chronically Ill means you are either unable to perform two out of six functional activities of daily living (such as feeding yourself, bathing, or dressing) or you suffer from a severe cognitive impairment that requires substantial supervision. You should understand that although you may begin receiving LTC Benefits at any time after the first Contract Year, the LTC Rider was designed optimally for LTC Benefits to be paid on or after the 5th contract anniversary.

Importantly, the LTC Rider is not self-effecting and you must satisfy all of the conditions, and take the necessary steps to apply and qualify for, and then maintain your eligibility for, benefits under the LTC Rider. For example, a licensed health care practitioner must certify in a written assessment that you are Chronically Ill, and also complete a plan of care for you, which is a written plan of care that is developed based on your written assessment and specifies the type, frequency and duration of all Long-Term Care Services you will need ("Plan of Care"). In addition, you must wait 90 days after the date that you start to receive Long-Term Care Services before we will start paying LTC Benefits (the "deductible period"). Once we have determined that you are eligible for benefits, you may submit a Request for Benefits form. The Request for Benefits form will be used to pay LTC Benefits for a period of up to three months. You will need to provide a new Request for Benefits form to continue to receive LTC Benefits beyond the period requested in the Request for Benefits form.

How do LTC Benefits impact my Contract Value? LTC Benefits may be paid out of your Contract Value or from our own assets in our general account. In general, the LTC Rider allows you first to access your own Contract Value on a tax-free basis until you either receive your Purchase Payments or your entire Contract Value is depleted, whichever occurs first. At that time, if you are still living, we will continue to make the same tax-free payments to you from our own assets in our general account for a designated period of time or until your death, if earlier. Because we transfer some or all of your Contract Value to the LTC Fixed Account (which is part of our general account) on the date we make the determination of your initial eligibility to receive LTC Benefits, all LTC Benefit payments are subject to claims of our general creditors and to the claims paying ability of Lincoln Life. If you begin receiving LTC Benefits and then stop receiving LTC Benefits for twelve consecutive months, we will allow you to transfer in installments the Contract Value in the LTC Fixed Account back to the Subaccounts. See LTC Fixed Account.

Are the LTC Benefit payments tax-free? The LTC Rider is a Qualified Long-Term Care Insurance Policy under Section 7702B(b) of the Internal Revenue Code of 1986, as amended. Any LTC Benefits paid under the LTC Rider, as well as any charges deducted under the Rider, will not be reported as taxable income to you, subject to the Internal Revenue Code limitations.

What are the LTC Benefits? There are two primary LTC Benefits: the Acceleration Benefit and the Extension Benefit. There is also an additional optional LTC Benefit - the Growth Benefit - that is available for an additional charge. All LTC Benefits are calculated based on the LTC Guaranteed Amount. The LTC Guaranteed Amount initially is equal to the Acceleration Benefit, which is your initial Purchase Payment and any subsequent Purchase Payments made in the first 90 days after purchase. (If you purchase the LTC Rider, you may not make additional Purchase Payments more than 90 days after purchase.) If you elect the Growth Benefit option, the LTC Guaranteed Amount increases annually by the amount of investment gain, if any, in the Subaccounts and any fixed account in which you are invested through Automatic Step-ups. You should understand that the LTC Guaranteed Amount is not available to you as a lump sum withdrawal or as a Death Benefit. Payment of Acceleration Benefits and Growth Benefits decrease the LTC Guaranteed Amount by the amount of the respective LTC Benefit payment. The LTC Guaranteed Amount is also reduced, but on a proportional basis, by certain withdrawals that exceed a specified percentage of the amount that the Contract Value exceeds the LTC Guaranteed Amount, called "Excess Withdrawals."
 o Acceleration Benefit: The first payments we will make under the LTC Rider will be Acceleration Benefits, which are paid out of your Contract Value. The Acceleration Benefit is not affected by investment results.
   Acceleration Benefits are paid from your Contract Value; however, if your Contract Value is reduced to zero before the Acceleration Benefit is paid, we will make remaining payments from our own assets in our general account.

 o Extension Benefit: When the Acceleration Benefit is reduced to zero, we will pay you Extension Benefit payments. Extension Benefits are paid from our general account. This means that, while Acceleration Benefits are funded in whole or in part by your Contract Value, we will make Extension Benefit payments from our own assets in our general account. The initial Extension Benefit will be double the dollar amount of the Acceleration Benefit. The Extension Benefit is not affected by investment results.
 o Growth Benefit: If you are interested in potentially being able to "lock in" any investment gains in your contract with respect to your LTC Rider, you may purchase the Growth Benefit option at issue for an additional charge. The Growth Benefit option increases the LTC Guaranteed Amount annually by the amount of investment gain, if any, in the Subaccounts and any fixed account in which you are invested through Automatic Step-ups. Automatic Step-ups occur annually through age 75 or until you reach the maximum LTC Guaranteed Amount of $800,000, whichever occurs earlier. If you do not purchase the Growth Benefit option, any investment gain will not increase your LTC Benefit payments. While you can withdraw any gains from your Contract Value the same way you make regular withdrawals from your contract, doing so could have a negative impact on your LTC Benefits, as described in more detail below. If you elect the Growth Benefit option, you will not be able to make any Conforming Withdrawals and all withdrawals will be Excess Withdrawals that negatively impact your LTC Benefits. Conforming and Excess Withdrawals are described below in more detail. Once you begin receiving LTC Benefits and Contract Value is moved to the LTC Fixed Account, the Contract Value in the LTC Fixed Account will only increase by the amount of interest credited to the LTC Fixed Account.
   Growth Benefits are paid from your Contract Value; however, if your Contract Value is reduced to zero due to withdrawals and/or adverse investment experience of the Subaccounts before the locked-in Growth
   Benefit is paid, we will make remaining payments from our general account.

When are LTC Benefits paid? LTC Benefits are paid monthly, and you tell us the monthly amount that you want to receive up to a maximum monthly amount over a designated period of time. If you are residing in a nursing home or are receiving hospice care, you may request monthly payments up to the full monthly maximum, described below. Contractowners in certain states may also request up to the full monthly maximum for assisted living services. However, if you are eligible and qualify for other qualified Long-Term Care Services (such as home health care or adult day care) but are not residing in a nursing home or receiving hospice care, you may only request up to 50% of the monthly maximum. Contractowners in the following states may only request up to 50% of the monthly maximum for assisted living services: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY. See Determining LTC Benefits - Maximum Monthly Level Benefit and Maximum Monthly Growth Benefit for a more detailed description.

The Acceleration Benefit will be paid monthly over a period of time known as the "Acceleration Benefit Duration." The Acceleration Benefit Duration will be at least 24 months, but may be longer if you take payments in early Contract Years, or if you take less than the maximum permitted. After the Acceleration Benefit Duration ends, the Extension Benefit will then be paid over a period of time known as the "Extension Benefit Duration." The Extension Benefit Duration is twice the length of the Acceleration Benefit Duration. Growth Benefit payments are spread over both the Acceleration Benefit Duration and the Extension Benefit Duration. The Acceleration Benefit Duration and the Extension Benefit Duration together make up the LTC Benefit Duration. The Acceleration Benefit Duration and Extension Benefit Duration will usually run consecutively and without interruption unless you voluntarily elect to stop payments or become ineligible to receive LTC Benefits. The LTC Benefit Durations would resume if you elect to restart payments or become eligible to receive LTC Benefits.

On the contract date, the Acceleration Benefit Duration is 84 months (i.e., 7 years), so it would take you 84 months (e.g., 7 years) to receive the total Acceleration Benefit. However, the Acceleration Benefit Duration shortens each year until the 5th contract anniversary, when the Acceleration Benefit Duration will be its shortest duration of 24 months (i.e., 2 years). Equally important, as the Acceleration Benefit Duration shortens, the maximum monthly amounts under the LTC Rider increase. If you wait to request to begin receiving LTC Benefit payments until the 5th contract anniversary or after, you will maximize the monthly LTC Benefit payment available to you. For example, if you wait to request to begin receiving LTC Benefit payments until the 5th contract anniversary, the Acceleration Benefit Duration will be 24 months, and the Extension Benefit Period will be 48 months, or twice the Acceleration Benefit Period, making the LTC Benefit Duration 72 months. The Growth Benefit would be paid over all 72 months (over both the Acceleration Benefit Duration and the Extension Benefit Duration). If you take less than the maximum monthly amount (by choice or by the 50% limitation applied to non-nursing home/non-hospice care), you will extend the Acceleration Benefit Duration (and thus the Extension Benefit Duration).

How do withdrawals affect my LTC Benefits? The LTC Rider may permit limited withdrawals of Contract Value on an annual basis that will not impact your LTC Benefit payments. You may withdraw each year (and in addition to LTC Benefit payments, if you happen to be receiving these at the same time) up to 5% of the amount that your Contract Value exceeds the LTC Guaranteed Amount (if there is any such excess) as of the immediately preceding contract anniversary, without a decrease in the LTC Benefits. Such withdrawals are referred to as "Conforming Withdrawals." However, the amount of withdrawals that exceed 5% of any excess of the Contract Value over the LTC Guaranteed Amount will be an "Excess Withdrawal." This means if the LTC Guaranteed Amount is greater than or equal to the Contract Value on any contract anniversary, any withdrawal will be an Excess Withdrawal.

Excess Withdrawals will result in proportional reductions to all LTC Benefits by the same percentage that the Excess Withdrawal reduces the Contract Value. Excess Withdrawals may result in significant reductions of benefits under the LTC Rider and/or its termination. Accordingly, if you think that you may need to access your Contract Value through withdrawals, the LTC Rider may not be a good investment for you.

To further explain the application of this limitation to withdrawals, if you have not purchased the Growth Benefit option, you may be able to make Conforming Withdrawals if your Contract Value has grown above your Purchase Payments. However, accessing more than modest amounts (i.e., more than 5%) of those investment gains could have a significant negative impact on your LTC Benefits. If you elect the Growth Benefit option, on the other hand, you will not be able to make any Conforming Withdrawals and all withdrawals will be Excess Withdrawals that negatively impact your LTC Benefits. In addition, since Excess Withdrawals result in proportional reductions to all LTC Benefits, your LTC Benefits may be reduced by more than dollar for dollar when those benefits exceed the Contract Value. If you reach age 76 or the maximum LTC Guaranteed Amount limit of $800,000, however, you may be able to then begin making Conforming Withdrawals if your Contract Value exceeds the LTC Guaranteed Amount on the immediately preceding contract anniversary because the Growth Benefit no longer increases after this time. This maximum LTC Guaranteed Amount includes the combined LTC Guaranteed Amounts of all Lincoln Life variable annuity contracts (or contracts issued by our affiliates) owned by you.

If the LTC Guaranteed Amount is equal to or greater than your Contract Value on a contract anniversary, any withdrawal in that Contract Year will not be a Conforming Withdrawal. Any Excess Withdrawal that reduces the Contract Value to zero will terminate the LTC Rider and the only LTC Benefit that you may receive will be the Optional Nonforfeiture Benefit, if elected. See the Withdrawals section later in this discussion.

Are there any restrictions on how I invest my money if I purchase the LTC Rider? By purchasing the LTC Rider, you will be limited in how you can invest in the Subaccounts and the fixed account. Specifically, you may invest only pursuant to Investment Requirements as described in this prospectus. The Subaccounts eligible for investment are designed for steadier, but potentially more modest, investment performance than you may otherwise receive by investing in Subaccounts with more aggressive investment objectives. The fixed account will be available to you for dollar-cost averaging purposes only. When we determine you are eligible to receive LTC Benefits, we will move Contract Value equal to the LTC Guaranteed Amount into the LTC Fixed Account from which we will make Acceleration Benefit payments and, if elected, Growth Benefit payments. Accordingly, after that point, such transferred amounts will not participate in market performance, but will accrue interest.

What are the charges for the LTC Rider? While the LTC Rider is in effect, there is a charge that is deducted from the Contract Value on a quarterly basis (the "LTC Charge"). The LTC Charge consists of the sum of three charges: the Acceleration Benefit Charge, the Extension Benefit Charge, and the Optional Nonforfeiture Benefit Charge (if elected). The LTC Charge will be higher if you choose the Growth Benefit option because the Acceleration Benefit Charge percentage rate is higher for the Growth Benefit option than it is without it, and because the LTC Guaranteed Amount may also be higher if there is contract growth. The Extension Benefit Charge and the Optional Nonforfeiture Benefit Charge do not have guaranteed maximum annual percentage rates and may change at any time, subject to state regulatory approval. For more information, please see Expense Tables and Charges and Other Deductions - Rider Charges - Long-Term CareSM Advantage Charges.

Will I pay a surrender charge on LTC Benefit payments? LTC Benefit payments are not subject to any surrender charge. However, LTC Benefit payments will count against the contract's free withdrawal provision, which may impact whether surrender charges are applied to other withdrawals.

Can I add the LTC Rider to an existing contract? The LTC Rider may only be purchased at the time the contract is issued and is not available if you have already purchased a contract. The availability and certain options and features of the LTC Rider will depend upon your state's approval, and may not be available in some states. Check with your registered representative regarding the availability of the LTC Rider.

What if I decide to terminate the LTC Rider? The LTC Rider provides a nonforfeiture benefit if you terminate the LTC Rider in certain circumstances. There is a nonforfeiture benefit, called the "Contingent Nonforfeiture Benefit," provided without charge that pays a reduced long-term care insurance benefit if you terminate the LTC Rider due to a specified increase of the charge for the Extension Benefit. You may also choose to add an enhanced nonforfeiture benefit, called the "Optional Nonforfeiture Benefit," for an additional charge that pays a reduced long-term care insurance benefit if you terminate the LTC Rider for any reason after three years. The only difference between the two nonforfeiture benefits is the circumstances under which you may terminate the LTC Rider to receive the benefit. Under either nonforfeiture benefit you may receive an amount equal to the greater of one month's maximum monthly benefit or an amount equal to the sum of all Extension Benefit Charges and Optional Nonforfeiture Benefit Charges paid minus the amount of any Extension Benefits paid prior to the LTC Rider's termination. Termination of the LTC Rider does not terminate the underlying contract.

What are the risks associated with the LTC Rider? Some of the principal risks associated with the LTC Rider are:
 o You may never need long-term care. Thus, you may pay for a feature from which you never realize any benefits.
 o Even if you need long-term care, you may not qualify for LTC Benefits under the LTC Rider, or the LTC Benefits you receive may not cover all of the long-term expenses you incur since the maximum amount of LTC Benefit you may receive with the Growth Benefit is capped at $22,222 per month and $16,666 per month without the Growth Benefit, assuming you wait until after the 5th contract anniversary to receive LTC Benefits.
 o You may die before you obtain all the LTC Benefit payments to which you would otherwise be entitled. Remaining LTC Benefit payments that would have otherwise been payable, do not increase the amount paid on your death.
 o Your ability to withdraw Contract Value without substantially and irrevocably reducing your LTC Benefits will be limited. Accordingly, you should not purchase the LTC Rider if you anticipate taking withdrawals or needing more than limited access to your Contract Value. In general, if you elect the Growth Benefit option, you will not be able to make any withdrawals without permanently reducing your LTC Benefits. If you do not purchase the Growth Benefit, you will be able to make withdraws of up to 5% of the excess of your Contract Value over the LTC Guaranteed Amount annually without impacting your LTC Benefits. That restriction will exist until LTC Benefit payments are complete or the LTC Rider otherwise terminates.
 o You must wait at least one year before you can take LTC Benefit payments.
 o If you take LTC Benefit payments before the 5th contract anniversary, your monthly payments will be smaller and it will take you longer to receive the full amount of LTC Benefits than if you begin taking LTC Benefit payments after the 5th contract anniversary.
 o Even if you would otherwise be able to qualify for LTC Benefits, you may fail to file required forms or documentation and have your benefit denied or revoked.
 o Your variable Subaccount investments will be restricted to certain Subaccounts and in certain percentages if you purchase the LTC Rider; the Subaccounts are designed for steadier, but potentially more modest, investment performance that you may otherwise receive by investing in Subaccounts with more aggressive investment objectives.
 o If you begin taking LTC Benefit payments, your Contract Value to the extent of the LTC Guaranteed Amount will be transferred to the LTC Fixed Account, where it will not be insulated from the claims of our general creditors, will be subject to the claims paying ability of Lincoln Life, and will not participate in any market performance.
 o If you purchase the LTC Rider, you may not purchase any of the living benefit riders that we offer.

 o The Extension Benefit Charge and Optional Nonforfeiture Benefit Charge percentage rates are not subject to a maximum, and may increase significantly.
 o LTC Benefit payments may reduce your Death Benefit by deducting withdrawals in the same proportion that the withdrawal reduces the Contract Value.


Eligibility to Purchase the LTC Rider

Eligibility Requirements. If you wish to purchase the LTC Rider, you must meet certain eligibility requirements:
 o The LTC Rider must be purchased at the same time you purchase your contract. The LTC Rider cannot be added to existing contracts.
 o LTC Benefits are payable to the person insured under the LTC Rider (the "Covered Life"). The Covered Life must be the Contractowner and the Annuitant under the contract. If a grantor trust owns the contract, the Covered Life will be the Annuitant. There can only be one Covered Life. Thus, if the contract has joint owners, the Covered Life must be the primary owner.
 o The Covered Life must be at least 45 years of age and not older than 74 years of age on the contract date, unless the Growth Benefit option is elected, in which case the Covered Life may not be older than 69 years of age. We must confirm your eligibility through a verification process that includes a review of prescription medications that you are taking, or have taken in the past 5 years, and your medical history. Certain medical conditions or the use of certain medications or medical devices will disqualify you from being eligible to purchase the LTC Rider. Some of the types of medical conditions that will disqualify you from purchasing the rider are Cancer, Parkinson's Disease, Multiple Sclerosis, Heart Disease, Diabetes, Alzheimer's/Dementia, Bipolar Disorder, Schizophrenia, AIDS, Pulmonary Disorders, Kidney Disease, Liver Disease, Lupus, Rheumatoid Arthritis and Myasthenia Gravis as well as medications that are used to treat these conditions. This list is not exhaustive, there are other conditions and medications that are not included. We reserve the right to add or remove medical conditions and prescription drugs at our discretion.
 o You will be required to sign a waiver of confidentiality form that will allow us to conduct a third-party prescription drug screening at the time we process your application.

Issuance Procedures. We will notify you if we decline to issue the LTC Rider within 2 days of our receipt of your application that is in good order. We will not issue the LTC Rider if you do not meet the eligibility requirements. If we decline to issue the LTC Rider, we will still issue the annuity contract.

Required Signature. If the LTC Rider is issued, you will be required to sign and return one copy of a contract amendment to verify that the medical statements relating to your medical history that you provided upon application for the LTC Rider are true. The signed contract amendment must be returned to us within 45 days of the contract date. Failure to sign and return a signed copy of the contract amendment within 45 days of the contract date will result in an automatic termination of the LTC Rider. If the LTC Rider is terminated for failure to return the contract amendment, you will not be able to terminate the contract without penalty (because the free look period will have expired).

Limitations on Purchase Payments. The LTC Benefits will be calculated based upon the dollar amount of Purchase Payments made into the contract in the first 90 days after the contract date. No Purchase Payments may be made into the contract after 90 days from the contract date. The minimum Purchase Payment amount under a contract if you purchase the LTC Rider is $50,000, and the maximum amount of cumulative Purchase Payments that can be made during that 90-day period is $400,000. There is no guarantee that the LTC Rider or certain options will be available for new purchasers in the future as we reserve the right to discontinue the LTC Rider at any time.

Limitations on Purchasing Other Riders. You may not purchase any Living Benefit rider otherwise available with your contract while you own the LTC Rider. The following Living Benefit riders are not available to you while this LTC Rider is in force: Lincoln SmartSecurity (Reg. TM) Advantage, i4LIFE (Reg. TM) Advantage with or without the Guaranteed Income Benefit, 4LATER (Reg. TM) Advantage Protected Funds, Lincoln Lifetime IncomeSM Advantage 2.0 or any other living benefits that we may offer in the future. See The Contracts - Living Benefit Riders - Lincoln SmartSecurity (Reg. TM) Advantage, i4LIFE (Reg. TM) Advantage with or without the Guaranteed Income Benefit or 4LATER (Reg. TM) Advantage Protected Funds. In addition, the EEB death benefit is not available with the LTC Rider.

Investment Restrictions. By purchasing the LTC Rider, you will be limited in how you can invest in the Subaccounts and the fixed account. You must allocate all of your Purchase Payments and Contract Value at all times in accordance with Investment Requirements - Option 3 and all its provisions. Under this option, we require at least 30% of your Contract Value in certain Subaccounts that we identify and no more than 70% of your Contract Value in other specified Subaccounts. There may be additional limitations on investing in other Subaccounts. For details about these limitations, see The Contracts - Investment Requirements - Option 3.


Eligibility to Receive LTC Benefit Payments

Establishing Initial Eligibility for LTC Benefits

You will not be eligible to receive LTC Benefit payments under the LTC Rider until after the first Contract Year. (Although we refer to the first contract anniversary throughout this discussion, this provision may vary by state.) After the first contract anniversary, you may start the process to request and receive LTC Benefits. You must take the following steps to start receiving LTC Benefit payments:





 PLEASE NOTE: The process to request LTC Benefits is involved and you should carefully consider that you may need substantial
 assistance from a family member or other trusted person to claim and obtain LTC Benefits once you are receiving long-term care.
 In this regard, our claims-processing department can help you if necessary. You should plan ahead to ensure that a person you
 trust has agreed to be responsible for completing the initial process, as well as the ongoing requirements, discussed below.








Step 1:   You must first notify us by phone at 800-487-1485, or send written notice to: PO Box 21008, Dept. 0514, Greensboro,
          NC
          27420-1008 of your intent to request LTC Benefits. We will process any notifications or requests for LTC Benefits submitted
          by you, or on your behalf by your legally authorized representative, which may include a court-appointed conservator or an
          individual acting under a valid power of attorney. Before starting the eligibility process we will verify that the first contract
          anniversary has passed.
Step 2:   Once we receive notification of your intent to request LTC Benefits, we will provide you with claims forms which will be
          used to determine your initial eligibility to receive LTC Benefits.
Step 3:   You must complete and submit the claims forms. This requires that you have a Licensed Health Care Practitioner certify in a
          written assessment that you are Chronically Ill and complete a Plan of Care for you, which is a written plan of care that is
          developed based on your written assessment and specifies the type, frequency and duration of all Long-Term Care
          Services
          you will need.
Step 4:   We will determine your eligibility based on the 1) assessment; 2) Plan of Care; and 3) whether you have been or will be
          receiving Long-Term Care Services covered by the LTC Rider due to you being Chronically Ill. Once we have determined your eligibility for benefits, we will send you a Request for Benefits form to be completed by you in order to receive LTC
          Benefits.
Step 5:   You must submit a Request for Benefits form within 90 days after we have determined that you are eligible for LTC
          Benefits.
          The Request for Benefits form will be used to pay LTC Benefits for a period of up to three months.
Step 6:   You must satisfy the 90 day deductible period before any LTC Benefits will be paid. The 90-day deductible period is measured from the date you first receive Long-Term Care Services. See the Deductible Period paragraph later in this section.



Written Assessment. In order to determine whether you have been or will be receiving Long-Term Care Services due to being Chronically Ill, we require that a Licensed Health Care Practitioner certify, within the preceding 12 months, in a written assessment that you are Chronically Ill. You have a Chronic Illness if you require either: 1) substantial assistance with performing at least two of six Activities of Daily Living ("ADLs") for at least 90 days or; 2) substantial supervision to protect you from threats to health and safety due to severe cognitive impairment. Severe cognitive impairment is deterioration or loss of intellectual capacity that is:
 o Comparable to (and includes) Alzheimer's disease and similar forms of irreversible dementia; and
 o Is measured and confirmed by clinical evidence and standardized tests that reliably measure impairment in short-term or long-term memory; orientation as to person (such as who they are), place (such as their location), and time (such as day, date and year); and deductive or abstract reasoning, including judgment as it relates to safety awareness.

The written assessment will evaluate your ability to perform ADLs and/or your cognitive condition. You will be responsible for the cost of obtaining the initial and any subsequent assessments.





 A Licensed Health Care Practitioner is a physician (as defined in Section 1861(r)(1) of the Social Security Act, as amended); a
 registered professional nurse; a licensed social worker; or another professional individual who meets the requirements prescribed
 by the United States Secretary of the Treasury.








  The  ix Activities of Daily Living are:
  1.    Bathing - the ability to wash oneself by sponge bath, or in either a tub or shower, including the task of getting into or out of
       the tub or shower.
  2.    Continence - the ability to maintain control of bowel and bladder function, the ability to perform associated personal hygiene (including caring of a catheter or colostomy bag).
  3.    Dressing - the ability to put on or take off all items of clothing and any necessary braces, fasteners or artificial limbs.
  4.    Eating - the ability to feed oneself by getting food into the body from a receptacle (such as plate, cup or table) or by a
       feeding tube or intravenously.
  5.    Toileting - the ability to get to and from the toilet, get on or off the toilet, and perform associated personal hygiene.

  6.    Transferring - the ability to move oneself into or out of a bed, chair or wheelchair.




Plan of Care. The Licensed Health Care Practitioner must also complete a Plan of Care for you, which is a written plan of care that is developed based on the written assessment that you are Chronically Ill (as described in the preceding section) and specifies the type, frequency and duration of all Long-Term Care Services you will need. Long-Term Care Services are maintenance or personal care services, or any necessary diagnostic, preventive, therapeutic, curing, treating, mitigating, and rehabilitative service that is required because you are Chronically Ill and that are provided pursuant to a Plan of Care. The Long-Term Care Services include, but are not limited to, nursing home care, hospice care, adult day care, assisted living services, home health care and rehabilitative services as described in the Long-Term Care Coverage Endorsement. You will be responsible for the cost of obtaining the required Plan of Care. In order to receive LTC Benefits under the LTC Rider, you must follow the Plan of Care.

Exclusions and Limitations. The following are not Long-Term Care Services under the LTC Rider:
 o alcohol and drug treatment, unless the drug addiction is a result of medication taken in doses prescribed by a physician
 o care in a facility operated primarily for the treatment of mental or nervous disorders, other than qualifying stays or care resulting from a clinical diagnosis of Alzheimer's Disease or similar forms of irreversible dementia
 o treatment arising out of an attempt (while sane or insane) at suicide or an intentionally self-inflicted injury
 o treatment in government facilities, such as the healthcare facilities run by the Veterans Administration (unless exclusion of coverage is otherwise prohibited by law)
 o services for which benefits are available to you under Medicare or other governmental program (other than Medicaid), workers compensation laws, employer liability laws, occupational disease laws or motor vehicle no-fault laws
 o services or care provided to you outside the United States
 o all care and support services that are provided by immediate members of your family, whether paid or unpaid.

Deductible Period. You must satisfy the 90 day deductible period before any LTC Benefits will be paid. This means, you must wait 90 days after the date that you start to receive Long-Term Care Services covered under the LTC Rider before we will start paying LTC Benefits. For example, assume that you enter a nursing home on March 1 of a particular year after the first contract anniversary, due to not being able to perform two of the six ADLs. You notify us of your intent to request LTC Benefits on April 1. On April 8, you receive the claims forms from us. On May 1, we receive the completed claims forms, including the written assessment and Plan of Care. On May 10, we determine that your eligibility to receive LTC Benefits was March 1 and send you a Request for Benefits form. On May 20, we receive the completed Request for Benefits form. The deductible period would be 90 days from March 1 and will end as of May 29. We would start monthly LTC Benefit payments after May 29.

Requesting LTC Benefits. We will notify you in writing once we have determined your eligibility for benefits and will send you a Request for Benefits form to be completed by you in order to receive LTC Benefits. The Request for Benefits form will be used to pay LTC Benefits for a period of up to three months. You will need to provide a new Request for Benefits form to continue to receive LTC Benefits beyond the period requested in the Request for Benefits form. This form will notify us of the dollar amount of LTC Benefit payments that you are requesting, where you would like us to pay them, and from whom you are receiving Long-Term Care Services. If the Request for Benefits form is not received within 90 days after we have determined that you are eligible for LTC Benefits, you will no longer be deemed eligible to receive LTC Benefits and the eligibility determination process will restart. See the Federal Taxation of this section for a discussion of the limits on the dollar amount of LTC Benefit payments.





 Please Note: The amount you request in LTC Benefits may be more or less that your actual expenses for Long-Term Care
 Services. The LTC Rider is not a reimbursement plan and does not depend on your actual expenses. However, if you receive
 amounts in excess of the IRS limit, those amounts may be taxable unless you have actually incurred long-term care expenses of
 that amount. See General Provisions - Federal Taxation.




Denial of LTC Benefits. We will notify you in writing if we deny any request for LTC Benefits. We will deny a request for LTC Benefits if we determine that you are not eligible to receive LTC Benefits as set forth in the preceding sections or if you have not fulfilled any of the requirements in order for us to determine your eligibility or process your request. You may request a review of our decision. A request for a review of a denial of a request for LTC Benefits must be in writing and must include any information that may support your request or eligibility status. The request for a review of a denial of a request for LTC Benefits must be submitted to us generally within 3 years (although this period may vary by the state the LTC Rider is issued in) after the time the request for LTC Benefits was filed. We will review your request for a review and provide a written decision, generally within 60 days after receiving it (although this period may vary because of a different requirement imposed by the state in which the LTC Rider is issued). There is no further review after we provide you with our written decision. If we determine that a request for LTC Benefits should have been granted we will pay you the LTC Benefits you should have received.

Establishing Continued Eligibility for LTC Benefits

Once you qualify and begin to receive LTC Benefit payments, you must take certain steps to continue to receive LTC Benefits. If you fail to take these steps, your LTC Benefits will stop, and you will have to reestablish your eligibility to restart LTC Benefit payments. You must take the following steps to continue receiving LTC Benefit payments:





Every Three Months:   You must submit a new Request for Benefits form, which must be received by us no earlier than 30 days prior
                      to the end of the current three-month period for which you are receiving LTC Benefits. We will provide you
                      with a new Request for Benefits form prior to the end of the current three-month period. If a new Request for
                      Benefits form is not submitted prior to the end of the current three month period for which you are receiving
                      LTC Benefits, we will automatically pay the LTC Benefit that you are receiving for an additional month.
                      If you
                      do not want to receive this payment you must contact us either by phone or in writing at the address or phone number provided above. LTC Benefits paid during that month will be equal to the amount of the most recent LTC Benefit payment paid to you. If we do not receive a Request for Benefits form within 90 days after
                      the three month period for which LTC Benefits were previously requested, you will have to reestablish your
                      eligibility to receive benefits. Request for Benefits form are always available by contacting us at
                      800-487-
                      1485.
Every Year:           At least once every 12 months after we have established your initial benefit eligibility, a Licensed
                      Health Care
                      Practitioner must (1) complete a new assessment on a form provided by us and again certify that you are
                      Chronically Ill, and that you are expected to remain Chronically Ill for at least 90 days, and (2) either prescribe
                      a new Plan of Care, or reconfirm the existing Plan of Care. We will provide you with a new assessment form
                      prior to the end of the current twelve-month period. The appropriate forms are always available by contacting
                      us at 800-487-1485.



Revocation of Eligibility for LTC Benefits. We will notify you in writing if we revoke your eligibility for LTC Benefits. You may request a review of our decision. We may revoke your eligibility if we determine that you are no longer eligible to receive LTC Benefits or should not have been found eligible to receive LTC Benefits. We may also revoke your eligibility for failure to follow any of the procedures as discussed above. A revocation of eligibility does not mean that you may be found eligible in the future. A request for a review of a revocation of eligibility must be in writing and must include any information that may support your request or eligibility status. The request for a review of a revocation of eligibility must be submitted to us generally within 3 years (although this period may vary because of a different requirement imposed by the state in which the LTC Rider is issued) after the time the last Request for Benefits form was filed. We will review your request for a review and provide a written decision within 60 days after receiving it. There is no further review after we provide you with our written decision. If we determine that we should not have revoked your eligibility we will pay you the LTC Benefits you should have received.

Verification of Continued Eligibility

At any time and as often as we reasonably require, we reserve the right to verify that all of the conditions for initial and ongoing eligibility are satisfied. Verification of your continued eligibility may include any or all of the following:
 o review of medical facts (including, but not limited to, medical files or diagnostic test results) to determine the extent of any Chronic Illness;
 o a physical examination at our expense by a physician of our choosing to determine that all of the criteria for eligibility are met;
 o requiring proof that you have received the prescribed care or support services.

If the Company is unable to verify that you are receiving Long-Term Care Services as set forth in the Plan of Care or that you are Chronically Ill, the Company will revoke your eligibility to receive LTC Benefits and reject any pending or subsequent request for benefits, and take action pursuant to the overpayment provision described below. Any subsequent determination of benefit eligibility will be treated as the initial determination of eligibility.

Overpayment of LTC Benefits

If you no longer meet the eligibility criteria or no longer wish to receive LTC Benefit payments, you will need to notify us by contacting us either by phone or in writing at the address or phone number provided above. Failure to notify us that you no longer meet the eligibility criteria may result in an overpayment. In the event we make an overpayment to you, we will notify you and request repayment. An overpayment could be made under an existing Request for Benefits after a Covered Life is no longer eligible to receive benefits or as a result of an administrative error in processing a request for benefits. If you receive an overpayment, it is your responsibility to return the amount of the overpayment within sixty days of our request. If you do not return the overpayment within 60 days of our request, we will deduct the amount of the overpayment from your future LTC Benefits, if any, or otherwise from any withdrawals, cash surrender, or Death Benefit proceeds.


Determining LTC Benefits

General Summary of LTC Benefits

Before delving into a more detailed discussion, we want to provide you with an overview of the basic choices you have relating to the LTC Rider, as well as a brief roadmap of the general concepts that impact your LTC Benefits.

Choices Under the LTC Rider. The amount of LTC Benefits that you may receive under the LTC Rider is dependent upon several choices that you make.
 o You will decide how much money to invest in the contract in order to fund the LTC Rider. The amount of the initial Purchase Payment and of any subsequent Purchase Payments made in the first 90 days after the contract date will determine the amount of Acceleration Benefits and Extension Benefits you may receive.
 o You will also choose whether you would like the opportunity to grow the LTC Benefits by choosing, for a higher charge, the Growth Benefit option.
 o You will choose whether to purchase for an additional cost the Optional Nonforfeiture Benefit option which provides an LTC Benefit if you terminate the LTC Rider under certain circumstances after the 3rd contract anniversary.
 o Once you are eligible to receive LTC Benefits, you will decide when and in what amounts up to certain limits you would like to receive monthly LTC Benefit payments. As long as you have met the conditions described earlier in this discussion (Eligibility for LTC Benefits), you may use the LTC Benefit payments for any purpose and may receive more than your actual expenses for LTC Services.

Roadmap of Important LTC Concepts. There are certain important features of the LTC Rider you need to understand. The following section summarizes these features.

As described above, there are two primary LTC Benefits: the Acceleration Benefit and the Extension Benefit. There is also an additional optional LTC Benefit - the Growth Benefit - that is available for an additional charge. All LTC Benefits are calculated based on the LTC Guaranteed Amount. The LTC Guaranteed amount is also important as it affects the charges you pay for the LTC Rider. See "LTC Charges" for additional information. The LTC Guaranteed Amount is equal to the Acceleration Benefit plus the Growth Benefit, if elected. However, you should understand that the LTC Guaranteed Amount is not available to you as a lump sum withdrawal or as a Death Benefit. See the discussion following this chart for a more detailed discussion of each LTC Benefit.





Acc leration Benefit
o   First payments made under the LTC Rider
o   Deducted from your Contract Value
o   Equals your initial Purchase Payment and any subsequent Purchase Payments made in the first 90 days
o   Paid monthly up to a monthly maximum amount (referred to as Maximum Monthly Level Benefit which is described in the
    Determining LTC Benefits-Maximum Monthly Level Benefit section)
o   Payments reduce the LTC Guaranteed Amount and Acceleration Benefit
o   If the Contract Value is reduced to zero, benefits are paid by us from our general account
o   Not affected by investment results
o   No surrender charges, although LTC Benefit payments will be applied against the contract's free withdrawal provision reducing the amount you may otherwise withdraw without a surrender charge.




                                       -




                                                   Extension Benefit
o   Second payments made under the LTC Rider once Acceleration Benefit is reduced to zero
o   Paid by us from our general account
o   Equals double the Acceleration Benefit as of the 90th day after the contract date
o   Paid monthly up to a monthly maximum amount (referred to as Maximum Monthly Level Benefit which is described in the
    Determining LTC Benefits-Maximum Monthly Level Benefit section)
o   Payments reduce the Extension Benefit
o   Not affected by investment results




                                       -




                                                       Growth Benefit
o   May be purchased for an additional cost
o   Increases the LTC Guaranteed Amount annually by the amount of investment gain, if any, in the Subaccounts and any fixed account
o   Payments made in addition to Acceleration Benefit and Extension Benefit payments

Gro th Benefit
o   Deducted from your Contract Value
o   Paid monthly up to a monthly maximum amount that is different from the monthly maximum amounts applicable to the
    Acceleration Benefit and Extension Benefit and that may increase but will never decrease based upon investment performance
o   Payments reduce the LTC Guaranteed Amount and Growth Benefit
o   If the Contract Value is reduced to zero, paid by us from our general account
o   Each annual step-up is not affected by subsequent investment results
o   No surrender charges, although LTC Benefit payments will be applied against the contract's free withdrawal provision reducing the amount you may otherwise withdraw without a surrender charge.




                                       -




Wit drawals
o   Permitted any time in addition to LTC Benefit payments
o   Will not decrease LTC Benefits (but will reduce Contract Value) to the extent annual withdrawals are less than or equal to
    5% of
    the excess amount, if any, of the Contract Value over the LTC Guaranteed Amount as of the immediately preceding contract anniversary
o   The amount of any withdrawal that exceeds 5% of the excess amount of the Contract Value over the LTC Guaranteed Amount will be an Excess Withdrawal (i.e., if the LTC Guaranteed Amount is greater than or equal to the Contract Value on any contract
    anniversary, any withdrawal will be an Excess Withdrawal)
o   If the Growth Benefit has been elected, ANY withdrawal is an Excess Withdrawal
o   Excess Withdrawals result in proportional reductions to all LTC Benefits by the same percentage that the Excess Withdrawal reduces the Contract Value
o   Thus, if you purchase the Growth Benefit option, any withdrawal will be an Excess Withdrawal (unless you are age 76 or the maximum LTC Guaranteed Amount limit of $800,000 has been reached, and your Contract Value on the immediately preceding contract anniversary exceeds the LTC Guaranteed Amount)




Now that we have discussed the general important features that impact your LTC Benefits, we can engage in a more detailed discussion of how exactly these LTC Benefits are calculated.

Acceleration Benefit Payments

Once you become eligible to receive LTC Benefits and we make a determination of your eligibility, we will move your Contract Value to the extent of the LTC Guaranteed Amount to our LTC Fixed Account. Amounts allocated to the LTC Fixed Account will no longer have the ability to participate in market performance. See LTC Fixed Account for more information. We then pay you the Acceleration Benefit as monthly Acceleration Benefit payments during the Acceleration Benefit Duration. Each payment will be the amount you request up to the Maximum Monthly Level Benefit amount. See Determining LTC Benefits - Maximum Monthly Level Benefit below for a detailed description. The Acceleration Benefit is first paid from the Contract Value. Surrender charges are waived for all Acceleration Benefit payments. However, Acceleration Benefit payments will be applied against the contract's free withdrawal provision, which may impact whether surrender charges are applied to other withdrawals.





 Acceleration Benefit Duration = the period of time over which Acceleration Benefits are paid. If you have not received LTC Benefits
 prior to the 5th contract anniversary, the minimum Acceleration Benefit Duration will be
24 months (i.e., 2 years).








 Acceleration Benefit = the initial Purchase Payment, plus each subsequent Purchase
Payment made within the first 90 days after
 the contract date, less Excess Withdrawals (adjusted as described in this discussion), less Acceleration Benefit payments. If you
 have not elected the Growth Benefit, the LTC Guaranteed Amount equals the Acceleration
Benefit.








 Excess Withdrawals will reduce the LTC Guaranteed Amount and Acceleration Benefit by the
same percentage that the Excess
 Withdrawal reduces the Contract Value.




We promise that if your Contract Value is reduced to zero due to investment losses and there is a remaining amount of Acceleration Benefit, the remaining Acceleration Benefit payments will be paid from our assets and investments we hold in our general account, subject to the conditions discussed in this prospectus. Because we transfer Contract Value equal to the LTC Guaranteed Amount (or all Contract Value, if less) to the LTC Fixed Account (which is part of our general account) once you begin receiving payments, all Acceleration Benefit payments are subject to the claims of our general creditors and the claims paying ability of Lincoln Life. The Acceleration Benefit is not available as a lump sum withdrawal or as a Death Benefit.

Acceleration Benefit payments reduce the Acceleration Benefit, LTC Guaranteed Amount and Contract Value. Excess Withdrawals will reduce the Acceleration Benefit and LTC Guaranteed Amount by the same proportion that the Excess Withdrawal reduces your Contract Value. See Withdrawals for more information on Excess Withdrawals.

Once the Acceleration Benefit is reduced to zero, the Extension Benefit Duration will begin. In the last month that you receive an Acceleration Benefit payment, if the remaining amount of Acceleration Benefit is less than the Maximum Monthly Level Benefit amount, the payment that you receive will include the remaining Acceleration Benefit plus an amount of Extension Benefit to make the payment equal to the amount you have requested. The following month the LTC Benefit will be paid from the Extension Benefit.

Extension Benefit Payments

Once the Acceleration Benefit is reduced to zero and you are still requesting and otherwise eligible to receive LTC Benefit payments, we will start to pay you the Extension Benefit as monthly Extension Benefit payments. Extension Benefit payments are paid up to the Maximum Monthly Level Benefit amount. See "Determining LTC Benefits - Maximum Monthly Level Benefit" below for more details. The Extension Benefit is an obligation of Lincoln Life subject to the claims-paying ability of Lincoln Life and is supported by the general account, not by your Contract Value. We promise to pay the Extension Benefit during the Extension Benefit Duration subject to the conditions discussed in this prospectus. The Extension Benefit is not available as a lump sum withdrawal or as a Death Benefit.





 Extension Benefit Duration = the period of time over which Extension Benefits are paid.
The Extension Benefit Duration is initially
 twice the length of the Acceleration Benefit Duration. If you have not received LTC
Benefits prior to the 5th contract anniversary, the
 minimum Extension Benefit Duration will be 48 months (i.e., 4 years).








 Extension Benefit = twice the initial Acceleration Benefit (purchase payments within the first 90 days after the contract date), less
 Excess Withdrawals (as adjusted), less Extension Benefit payments.








 Excess Withdrawals will reduce the LTC Guaranteed Amount and Extension Benefit by the
same percentage that the Excess
 Withdrawal reduces the Contract Value.








 Example: The following example shows the calculation of the LTC Guaranteed Amount, the
  Acceleration Benefit and the
Extension
 Benefit as of the contract date, and the recalculation of those amounts after a subsequent Purchase Payment is made prior to
the
 90th day after the contract date.
 Initial Purchase Payment January 1 (contract date equals January 1):
 Contract Value January 1:
 LTC Guaranteed Amount January 1 (equals initial Purchase Payment):
 Acceleration Benefit January 1 (equals LTC Guaranteed Amount):
 Extension Benefit January 1 (2 x $100,000 Acceleration Benefit):
 Contract value February 1 prior to subsequent Purchase Payment:
 Subsequent Purchase Payment received February 1:
 LTC Guaranteed Amount after subsequent Purchase Payment

                                                                                            ($100,000 LTC Guaranteed Amount +
                                                                                           $100,000 subsequent Purchase Payment
                                                                                           made within 90 days of
                                                                                           contract date):
 Acceleration Benefit after subsequent Purchase Payment:
 Extension Benefit after subsequent Purchase Payment

                                                                                            (2 x $200,000 Acceleration
                                                                                           Benefit):
 Contract Value after additional Purchase Payment:



 Example: The following example shows the calculation of the LTC Guaranteed Amount, the Acceleration
Benefit and the Extension
 Benefit as of the contract date, and the recalculation of those amounts after a subsequent Purchase
Payment is made prior to the
 90th day after the contract date.
 Initial Purchase Payment January 1 (contract date equals January 1):                       $100,000
 Contract Value January 1:                                                                  $100,000
 LTC Guaranteed Amount January 1 (equals initial Purchase Payment):                         $100,000
 Acceleration Benefit January 1 (equals LTC Guaranteed Amount):                             $100,000
 Extension Benefit January 1 (2 x $100,000 Acceleration Benefit):                           $200,000
 Contract value February 1 prior to subsequent Purchase Payment:                            $110,000
 Subsequent Purchase Payment received February 1:                                           $100,000
 LTC Guaranteed Amount after subsequent Purchase Payment
                                                                                            $200,000
 Acceleration Benefit after subsequent Purchase Payment:                                    $200,000
 Extension Benefit after subsequent Purchase Payment
                                                                                            $400,000
 Contract Value after additional Purchase Payment:                                          $210,000



Maximum Monthly Level Benefit

The Maximum Monthly Level Benefit is the monthly limit for Acceleration and Extension Benefits that may be paid to you under the LTC Rider. The Maximum Monthly Level Benefit is calculated on the contract date and each contract anniversary up to, and including, the 5th contract anniversary. Because the maximum monthly amount is based upon the number of months over which the Acceleration Benefits are paid, the maximum monthly amount is lowest on the first contract anniversary and is recalculated and increases every year you wait to request LTC Benefits up to 5th contract anniversary. If you receive LTC Benefit payments prior to the 5th contract anniversary, the maximum monthly amount will be lower than if you wait until after five years after the contract date. We promise that the total amount of LTC Benefits available will be the same, but will be paid out over a longer time period (as long as you are alive) and at a lower monthly maximum amount.

 Maximum Monthly Level Benefit = the remaining Acceleration Benefit divided by the number of months of remaining Acceleration
 Benefit Duration. For example, if the Acceleration Benefit is $200,000 and the
Acceleration Benefit Duration as of the 5th contract
 anniversary was 24 months, the Maximum Monthly Level Benefit would be $8,333.33
($200,000/24).




Excess Withdrawals will reduce the Maximum Monthly Level Benefit amount by the same percentage the Excess Withdrawal reduces the Contract Value. See Withdrawals. All other withdrawals and LTC Benefit payments will not change the Maximum Monthly Level Benefit amount. The Maximum Monthly Level Benefit amount does not include Growth Benefits.





                                      IMPORTANT NOTE:
 We designed the LTC Rider to function most optimally if you do not start receiving LTC
Benefits until on or after the 5th contract
 anniversary. After the 5th contract anniversary, you can maximize your monthly LTC
Benefit payments and receive those payments
 over the shortest period of time (giving you access to the money we pay from our general account during the Extension Benefit
 period earlier relative to when you begin taking LTC Benefit payments and over a shorter period of time). This discussion
 assumes that you do not begin taking LTC Benefit payments until after the 5th contract anniversary. However, because we
 wanted to provide you with the flexibility to begin taking LTC Benefit payments prior to the 5th contract anniversary if the need
 arises, we will highlight the impact of taking LTC Benefit payments earlier in a later section. See "Determining LTC Benefits -
 Electing to Receive LTC Benefits Before the 5th Contract Anniversary."




Whether you can request all of the Maximum Monthly Level Benefit (after the required waiting period and fulfilling all other applicable requirements to receive LTC Benefits) will depend on whether you are residing in a "nursing home" or are receiving "hospice care" (which may be received in your home or in a hospice care facility). Both of these terms, and other qualified Long-Term Care services, are defined in the Long-Term Care Coverage Endorsement form; the actual terms and definitions may vary because of requirements imposed by the particular state in which the LTC Benefit was issued. The following chart shows the amount you may request in LTC Benefits.





Type of Long-Term Care Services                                         Amount of Monthly Benefit You Can Request
 If you are residing in a nursing home or are receiving hospice care:   You may request an amount up to the Maximum Monthly
                                                                        Level
                                                                        Benefit amount. Contractowners with contracts issued in
                                                                        certain
                                                                        states not listed below may also request up to the
                                                                        Maximum
                                                                        Monthly Level Benefit amount if they are in an assisted
                                                                        living
                                                                        facility.
 If you are eligible and qualify for other qualified Long-Term Care     You may request only up to 50% of the Maximum Monthly
                                                                        Level
 Services (such as but not limited to home health care, adult day       Benefit amount*. If upon commencement of a month you
                                                                        qualify to
 care, assisted living services), but are not residing in a nursing     receive up to 50% of the Maximum Monthly Level Benefit
                                                                        amount
 home or receiving hospice care:                                        and during that month you enter a nursing home or start
                                                                        to receive
                                                                        hospice care, you will qualify to receive up to 100% of
                                                                        the
                                                                        Maximum Monthly Level Benefit amount the following
                                                                        month.




* Contractowners whose contracts were issued in the following states may only request up to 50% of the Maximum Monthly Level Benefit amount for assisted living services: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY. Contractowners in all other states may request up to 100% of the Maximum Monthly Level Benefit amount for assisted living services.


The Maximum Monthly Level Benefit amount will not change after the 5th contract anniversary unless you make an Excess Withdrawal (as described below). If, after the 5th contract anniversary, you receive less than the Maximum Monthly Level Benefit amount in any given month, the Maximum Monthly Level Benefit amount will not be increased, but the minimum Acceleration Benefit Duration or minimum Extension Benefit Duration will be increased and will equal the remaining Acceleration Benefit or Extension Benefit divided by the Maximum Monthly Level Benefit amount.





  Example: The following is an example of how taking less than the Maximum Monthly Level
Benefit impacts future Maximum
  Monthly Level Benefit amounts and extends the Acceleration Benefit Duration and Extension
Benefit Duration. This example also
  illustrates how the Maximum Monthly Level Benefit does not change after the 5th Contract
Year. Assume LTC Benefit payments
  begin after the 5th contract anniversary and the owner receives 50% of the Maximum Monthly
Level Benefit each month.
  On 5th contract anniversary:
  Acceleration Benefit:                                                      $100,000
  Acceleration Benefit Duration:                                             24 months
  Extension Benefit:                                                         $200,000
  Extension Benefit Duration:                                                48 months

 Maximum Monthly Level Benefit: ($100,000/24)
 Monthly LTC Benefit payment (50% of $4,166.67)
 On the 6th contract anniversary:
 Remaining Acceleration Benefit:

                                                  ($100,000 - LTC Benefit payments of $25,000 ($2,083.33 x 12))
 Remaining Acceleration Benefit Duration

                                                  (assuming the Contractowner continues to receive 50% of the Maximum Monthly
                                                 Level Benefit): ($75,000 /
                                                 $2,083.33)
 Remaining Acceleration Benefit Duration

                                                  (if the Contractowner begins receiving 100% of the Maximum Monthly Level
                                                 Benefit): ($75,000 / $4,166.67)
 Remaining Extension Benefit:
 Remaining Extension Benefit Duration

                                                  (assuming the Contractowner continues to receive 50% of the Maximum Monthly
                                                 Level Benefit each year):
                                                 ($200,000 / $2,083.33)
 Remaining Acceleration Benefit Duration

                                                  (if the Contractowner begins receiving 100% of the Maximum Monthly Level
                                                 Benefit): ($200,000 /
                                                 $4,166.67)



 Maximum Monthly Level Benefit: ($100,000/24)     $4,166.67
 Monthly LTC Benefit payment (50% of $4,166.67)   $2,083.33
 On the 6th contract anniversary:
 Remaining Acceleration Benefit:
                                                    $75,000
 Remaining Acceleration Benefit Duration
                                                  36 months
 Remaining Acceleration Benefit Duration
                                                  18 months
 Remaining Extension Benefit:                      $200,000
 Remaining Extension Benefit Duration
                                                  96 months
 Remaining Acceleration Benefit Duration
                                                  48 months



Special Considerations When Determining the Amount of Benefits to Request: Keep in mind that you may use the LTC Benefit payments for any purpose and may request more than your actual expenses for Long-Term Care Services (subject to the maximums discussed above). When determining the amount of the LTC Benefit to request, however, there are a number of factors you may want to take into account.

During the Acceleration Benefit Duration, for example, you may want to consider the actual cost of your care and the expected length of your care, the chance that you may not live long enough to receive all the LTC Benefit payments, and the need for Death Benefit and/or annuity features under your contract. During the Acceleration Benefit Duration, taking less than the maximum amount of the Acceleration Benefit to which you are entitled will extend the Acceleration Benefit Duration (and thus will extend the beginning of the Extension Benefit Duration, when LTC Benefits are being paid out of our assets). (As discussed below, not taking Growth Benefit payments will not extend the Acceleration Benefit Duration.) If the cost of any qualified Long-Term Care Services that you are receiving is less than the maximum you can request and you anticipate needing money for Long-Term Care Services for a longer period of time than the LTC Benefit Duration, then you may want to consider taking less than the maximum amount. Taking less than the maximum has the advantage of extending your benefits over a longer time period and/or allowing you to retain your Death Benefit and annuity options (which are reduced by withdrawals including LTC Benefit payments and thus will not be reduced as quickly), but has the disadvantage of there being a greater chance that you may not live long enough to receive all or as many LTC Benefit payments.

Once you are in the Extension Benefit Duration, when LTC Benefits are being paid out of our assets, it is almost universally better to take your maximum permitted amount each month, in case of death prior to all LTC Benefit payments being made.

In all cases, you should also consider the limits imposed under IRS rules. See General Provisions - Federal Taxation below.

Growth Benefit Option

At the time you purchase the Rider, you will choose whether to add the Growth Benefit option. The Growth Benefit option may not be added after the LTC Rider is issued. The Growth Benefit option may provide an additional amount of LTC Benefit from investment gains in the Subaccounts and fixed account. The Growth Benefit is paid as monthly Growth Benefit payments up to the Maximum Monthly Growth Benefit amount.

Growth Benefit payments may be paid in addition to Acceleration Benefit payments and Extension Benefit payments and are paid during both the Acceleration Benefit Duration and the Extension Benefit Duration. Thus, while your initial Purchase Payment (and any subsequent Purchase Payment made during the first 90 days up to the applicable maximum limit) is returned to you over the Acceleration Benefit Duration, your Growth Benefit is spread over both the Acceleration Benefit Duration and the Extension Benefit Duration. After the Extension Benefit is reduced to zero and if there is any remaining LTC Guaranteed Amount, you may continue to receive Growth Benefits, if otherwise eligible, until the LTC Guaranteed Amount is reduced to zero. At such point, Growth Benefit payments will no longer be subject to the Maximum Monthly Growth Benefit limit (i.e., you can request a lump sum of any remaining LTC Guaranteed Amount).

Surrender charges are waived for all Growth Benefit payments. However, Growth Benefit payments will be applied against the contract's free withdrawal provision, which may impact whether surrender charges are applied to other withdrawals.

On each contract anniversary until you reach age 76, the LTC Guaranteed Amount may increase to an amount equal to the Contract Value, if higher, due to Automatic Step-ups, up to the maximum LTC Guaranteed Amount limit of $800,000 (referred to as the Automatic Step-up). The Growth Benefit is equal to the difference between the LTC Guaranteed Amount and the Acceleration Benefit, if any. On the contract date, the Growth Benefit is zero. The Growth Benefit will be calculated on each contract anniversary or at the time of an Excess Withdrawal.





 Automatic Step-Ups = On each contract anniversary, the LTC Guaranteed Amount will automatically step up to the Contract
Value
 as of the contract anniversary if:
 o                                                                                          The Covered Life is still living
                                                                                           and under age 76;
 o                                                                                          The Contract Value on that contract
                                                                                           anniversary is greater than the LTC
                                                                                           Guaranteed Amount; and
 o                                                                                          The maximum LTC Guaranteed Amount
                                                                                           limit has never been reached.








 Excess Withdrawals will reduce the LTC Guaranteed Amount and Growth Benefit by the same percentage that the Excess
 Withdrawal reduces the Contract Value.




Once you begin receiving LTC Benefit payments, we transfer Contract Value to the LTC Fixed Account (which is part of our general account) equal to the LTC Guaranteed Amount (or the Contract Value, if less). Each contract anniversary thereafter, we transfer to the LTC Fixed Account the amount by which the LTC Guaranteed Amount "stepped up" that year. See LTC Fixed Account for additional information. Because your Contract Value will be earning fixed interest in the LTC Fixed Account and will no longer be participating in any investment performance in the separate account, there is very little likelihood that the Automatic Step-ups will continue to increase the LTC Guaranteed Amount while you are receiving LTC Benefits even though you will still be paying an increased Acceleration Benefit Charge for the Growth Benefit. Thus if you purchase the Growth Benefit, you should allow sufficient time before you anticipate needing LTC Benefits to allow the Automatic Step-ups to increase the LTC Guaranteed Amount and should not purchase it if you anticipate needing LTC Benefit within a short time-frame.

You will pay a higher LTC Charge for the Growth Benefit option than for the Level Benefit option. In addition, when deciding whether to purchase the Growth Benefit option, you should consider that under the Growth Benefit option, any withdrawal will be an Excess Withdrawal. However, if the maximum LTC Guaranteed Amount limit of $800,000 has been reached or you are age 76 or older, and your Contract Value exceeds the LTC Guaranteed Amount on a contract anniversary, you may withdraw an amount up to the Conforming Withdrawal amount. See Withdrawals for an example of how an Excess Withdrawal reduces the LTC Guaranteed Amount.

Once the maximum LTC Guaranteed Amount limit has been reached or you are age 76 or older, you will not receive any further Automatic Step-ups of the LTC Guaranteed Amount (even if it later declines due to Excess Withdrawals or LTC Benefit payments). Contract Value in excess of the maximum LTC Guaranteed Amount will not provide any additional Growth Benefit.





 Example: Following is an example of how the Automatic Step-ups will work through the first three contract
anniversaries
 (assuming no withdrawals).
 Total Purchase Payments added to the contract as of 90th day after the contract date:
 LTC Guaranteed Amount as of 90th day after the contract date equals total Purchase
  Payments made into
the
 contract:
 Acceleration Benefit as of 90th day after the contract date:
 Total Contract Value on 1st contract anniversary reflecting investment gain:
 New LTC Guaranteed Amount on 1st contract anniversary:

                                                                                            (LTC Guaranteed Amount steps up
                                                                                           since $225,000 is greater than LTC
                                                                                           Guaranteed Amount of $200,000)
 Growth Benefit on 1st contract anniversary

                                                                                            ($225,000 LTC Guaranteed Amount -
                                                                                           $200,000 Acceleration Benefit):
 Total Contract Value on 2nd contract anniversary reflecting investment loss from previous contract
anniversary
                                                                                            ($225,000 LTC Guaranteed Amount
                                                                                           does not change as the Contract
                                                                                           Value of $218,000 is less; $25,000
                                                                                           Growth Benefit does not change):
 Total Contract Value on 3rd contract anniversary reflecting investment gain from previous contract
anniversary:
 New LTC Guaranteed Amount

                                                                                            (LTC Guaranteed Amount steps up as
                                                                                           $240,000 is greater than LTC
                                                                                           Guaranteed Amount of $225,000):
 Growth Benefit on 3rd contract anniversary

                                                                                            ($240,000 LTC Guaranteed Amount -
                                                                                           $200,000 Acceleration Benefit):



 Example: Following is an example of how the Automatic Step-ups will work through the first three contract anniversaries
 (assuming no withdrawals).
 Total Purchase Payments added to the contract as of 90th day after the contract date:      $200,000
 LTC Guaranteed Amount as of 90th day after the contract date equals total Purchase         $200,000
Payments made into the
 contract:
 Acceleration Benefit as of 90th day after the contract date:                               $200,000
 Total Contract Value on 1st contract anniversary reflecting investment gain:               $225,000
 New LTC Guaranteed Amount on 1st contract anniversary:
                                                                                            $225,000
 Growth Benefit on 1st contract anniversary
                                                                                            $ 25,000
 Total Contract Value on 2nd contract anniversary reflecting investment loss from previous contract anniversary
                                                                                            $218,000
 Total Contract Value on 3rd contract anniversary reflecting investment gain from previous  $240,000 contract anniversary:
 New LTC Guaranteed Amount
                                                                                            $240,000
 Growth Benefit on 3rd contract anniversary
                                                                                            $ 40,000

You may choose to irrevocably terminate the Automatic Step-ups if you believe that you have sufficient LTC Benefits to cover your needs and do not want or need to further increase the LTC Benefits. You may terminate Automatic Step-ups after the 5th contract anniversary by notifying us in writing at least 30 days prior to the next contract anniversary. By choosing to terminate the Automatic Step-ups, the LTC Guaranteed Amount will no longer step up to the Contract Value, if higher. You will still pay the higher Acceleration Benefit Charge associated with the Growth Benefit if you terminate automatic step-ups. However, the charge will not increase as the LTC Guaranteed Amount (which the charge is based on) will no longer increase because of step-ups to the Contract Value. See Charges and Other Deductions - Rider Charges - Long-Term CareSM Advantage Charge.

Growth Benefit payments reduce the Growth Benefit, the LTC Guaranteed Amount, and the Contract Value by the dollar amount of the payment. Excess Withdrawals reduce the Growth Benefit by the same percentage that the Excess Withdrawal amount reduces the Contract Value. This means that the reduction in the Growth Benefit could be more than the dollar amount withdrawn. Because we transfer Contract Value equal to the LTC Guaranteed Amount (or all Contract Value, if less) to the LTC Fixed Account once you begin receiving payments and each contract anniversary thereafter, all Growth Benefit payments are subject to claims of our general creditors and to the claims paying ability of Lincoln Life.

Maximum Monthly Growth Benefit

The Maximum Monthly Growth Benefit amount is the maximum amount of Growth Benefit that may be paid in any calendar month. The Maximum Monthly Growth Benefit amount is recalculated each contract anniversary and upon an Excess Withdrawal. The calculation of the Maximum Monthly Growth Benefit amount is based on payment of the Growth Benefit over both the Acceleration and Extension Benefit Durations.

Under the formula, we determine how many months of Acceleration and Extension Benefit payments are remaining by dividing the total remaining Acceleration and Extension Benefits by the Maximum Monthly Level Benefit amount. Then the Growth Benefit is divided over this same number of months.





 The Maximum Monthly Growth Benefit amount = [i - ((ii + iii) - iv)] where:
         (i)   equals the Growth Benefit on the contract anniversary;
      (ii)     equals any remaining Acceleration Benefit on the contract anniversary;
     (iii)     equals any remaining Extension Benefit on the contract anniversary; and
      (iv)     equals the Maximum Monthly Level Benefit amount on the contract anniversary.




When you make a request for benefits, you may request an amount up to the Maximum Monthly LTC Benefit amount. You will receive a single monthly LTC Benefit payment that will include the Growth Benefit payment, in addition to either the Acceleration Benefit payment or Extension Benefit payment. We deduct your request first from the Acceleration Benefit (during the Acceleration Benefit Duration) or Extension Benefit (during the Extension Benefit Duration) up to the Maximum Monthly Level Benefit (which is the maximum amount you could request if you did not have the Growth Benefit option). Any amount requested above that amount will be deducted from the Growth Benefit up to the Maximum Monthly LTC Benefit amount. Thus, no Growth Benefit payments will be made unless you are requesting more than the Maximum Monthly Level Benefit amount available to you for that month. However, any unused Growth Benefit Payments can be used once the Maximum Growth Benefit Monthly payment is recalculated.





 Maximum Monthly LTC Benefit amount = the Maximum Monthly Level Benefit amount plus the
Maximum Monthly Growth Benefit
 amount




Whether you can request all of the Maximum Monthly LTC Benefit will depend on whether you are residing in a nursing home or receiving hospice care:





Type of Long-Term Care Services                                         Amount of Monthly Benefit You Can Request
 If you are residing in a nursing home or are receiving hospice care:   You may request an amount up to the Maximum Monthly LTC
                                                                        Benefit amount. Contractowners with contracts issued in
                                                                        certain
                                                                        states not listed below may also request up to the
                                                                        Maximum
                                                                        Monthly LTC Benefit amount if they are in an assisted
                                                                        living facility.
 If you are eligible and qualify for other qualified Long-Term Care     You may request only up to 50% of the Maximum Monthly
                                                                        LTC
 Services (such as but not limited to home health care, adult day       Benefit amount*. If upon commencement of a month you
                                                                        qualify to
 care, assisted living services), but are not residing in a nursing     receive up to 50% of the Maximum Monthly LTC Benefit
                                                                        amount
 home or receiving hospice care:                                        and during that month you enter a nursing home or start
                                                                        to receive
                                                                        hospice care, you will qualify to receive up to 100% of
                                                                        the
                                                                        Maximum Monthly LTC Benefit amount the following month.

*Contractowners whose contracts were issued in the following states may only request up to 50% of the Maximum Monthly LTC Benefit amount for assisted living services: AK, AL, AR, AZ, DC, DE, GA, IA, KY, LA, MD, ME, MI, MO, MS, MT, NC, ND, NE, NM, OK, OR, RI, SC, SD, WV, WY. Contractowners in all other states may request up to 100% of the Maximum Monthly Level Benefit amount for assisted living services.





 Example: The following is an example of how the Maximum Monthly Growth Benefit amount,
  Maximum Monthly Level
Benefit
 amount and the Maximum Monthly LTC Benefit are calculated on the 5th contract anniversary with growth of the Contract
Value
 from investment gains of $20,000 and assuming $100,000 Purchase Payments were made prior to 90th day after the contract
date.
 Acceleration Benefit on 5th contract anniversary:
 Extension Benefit on 5th contract anniversary:
 Contract Value on 5th contract anniversary:
 LTC Guaranteed Amount on 5th contract anniversary steps-up to contract value of $120,000:
 Growth Benefit

                                                                                            ($120,000 LTC Guaranteed Amount -
                                                                                           $100,000 Acceleration Benefit):
 Maximum Monthly Level Benefit

                                                                                            ($100,000 - 24 months of
                                                                                           Acceleration Benefit Duration left):
 Maximum Monthly Growth Benefit

                                                                                            [($20,000 Growth Benefit -
                                                                                           (($100,000 Acceleration Benefit +
                                                                                           $200,000 Extension Benefit) -
                                                                                           $4,166.67
                                                                                           Maximum Monthly Level Benefit)]:
 Maximum Monthly LTC Benefit ($4,166.67 + $277.78):



 Example: The following is an example of how the Maximum Monthly Growth Benefit amount, Maximum Monthly
Level Benefit
 amount and the Maximum Monthly LTC Benefit are calculated on the 5th contract anniversary with growth of the Contract Value
 from investment gains of $20,000 and assuming $100,000 Purchase Payments were made prior to 90th day after the contract date.
 Acceleration Benefit on 5th contract anniversary:                                           $100,000
 Extension Benefit on 5th contract anniversary:                                              $200,000
 Contract Value on 5th contract anniversary:                                                 $120,000
 LTC Guaranteed Amount on 5th contract anniversary steps-up to contract value of $120,000:   $120,000
 Growth Benefit
                                                                                              $20,000
 Maximum Monthly Level Benefit
                                                                                            $4,166.67
 Maximum Monthly Growth Benefit
                                                                                              $277.78
 Maximum Monthly LTC Benefit ($4,166.67 + $277.78):                                         $4,444.45



Special Considerations When Determining the Amount of Benefits to Request: If you receive less than the Maximum Monthly Growth Benefit amount, the unused Growth Benefit for that month will not be available for the remainder of that Contract Year. On the next contract anniversary, the remaining Growth Benefit for the prior year will carry over and the Growth Benefit and the Maximum Monthly Growth Benefit amount will be recalculated, and will increase, as stated above. Taking less than the Maximum Monthly Growth Benefit amount will not extend the Acceleration Benefit Duration or Extension Benefit Duration. This calculation is intended to permit you to take your remaining Growth Benefit over the same period you will receive your remaining Acceleration Benefit plus your Extension Benefit. Any Growth Benefit remaining at the end of the Extension Benefit Duration will continue to be available to you as LTC Benefit payments until exhausted, and will not be subject to a monthly maximum limit.





 Example: Continuing the prior example if, during the first six months of the Contract
Year, you requested that you be paid the
 entire Maximum Monthly Growth Benefit each month and then for the other six months you requested no Growth Benefit, there
 will be unused Growth Benefit for that contract year of $1,666.68 ($277.78 Maximum
Monthly Growth Benefit x 6 months). On the
 next contract anniversary, the Maximum Monthly Growth Benefit will increase because there was unused Growth Benefit during
 the current Contract Year.




Electing to Receive LTC Benefits Before the 5th Contract Anniversary


As we previously mentioned, we designed the LTC Rider to function most optimally if you do not start receiving LTC Benefits until on or after the 5th contract anniversary. The LTC Rider is designed to provide the highest amount of monthly LTC Benefits if you wait until after the 5th contract anniversary to receive LTC Benefit payments, though no matter when you start to receive LTC Benefit payments, we promise to pay you the same overall amount of LTC Benefits. The preceding discussion assumed that you do not begin taking LTC Benefit payments before the 5th contract anniversary. However, you have the flexibility to begin taking LTC Benefit payments prior to the 5th contract anniversary if the need arises. This section highlights the impact of taking LTC Benefit payments earlier.

When you purchase the LTC Rider, the LTC Benefit Duration is equal to 252 months and is comprised of 84 months (i.e., 7 years) of Acceleration Benefit Duration plus 168 months (i.e., 14 years) of Extension Benefit Duration. If you have not received LTC Benefits, on each contract anniversary up to the 5th contract anniversary, we will recalculate the LTC Benefit Duration by subtracting 12 months from the Acceleration Benefit Duration and 24 months from the Extension Benefit Duration. This is important because the Acceleration Benefits and the Extension Benefits are paid monthly up to the Maximum Monthly Level Benefit amount and the Maximum Monthly Level Benefit amount is calculated based on the number of months remaining in the Acceleration Benefit Duration or Extension Benefit Duration.

The following chart illustrates how the LTC Benefit Durations decrease each year that you wait to receive LTC Benefit payments up to the 5th contract anniversary. You should refer to this chart and carefully consider the information contained in the chart in order to determine the minimum Acceleration Benefit Duration and the minimum Extension Benefit Duration based on the Contract Year you start to submit requests for LTC Benefits.

                       LTC Benefit Duration Chart
 Contract Year of First      Acceleration       Extension      Total LTC
   Request for Maximum          Benefit          Benefit        Benefit
  Level Benefit amounts        Duration         Duration        Duration
           1*                 84 months       168 months      252 months
            2                 72 months       144 months      216 months
            3                 60 months       120 months      180 months
            4                 48 months        96 months      144 months
            5                 36 months        72 months      108 months
           6+                 24 months        48 months       72 months




* You may not receive LTC Benefit payments prior to the first contract anniversary and satisfaction of the 90-day Deductible Period.


When a benefit payment less than the Maximum Monthly Level Benefit amount is made prior to the 5th contract anniversary, we will recalculate your Maximum Monthly Level Benefit amount and it will increase, but we will not extend the Acceleration Benefit Duration. Accordingly, if you receive less than the Maximum Monthly Level Benefit amount in any Contract Year prior to the 5th contract anniversary, the Maximum Monthly Level Benefit will be recalculated on the contract anniversary and will increase. In addition, the minimum Extension Benefit Duration will be recalculated on the contract anniversary and will decrease due to the higher Maximum Monthly Level Benefit amount. The Extension Benefit Duration will be recalculated to equal the Extension Benefit divided by the recalculated Maximum Monthly Level Benefit.

Example: The following chart provides an example of how the Maximum Monthly Level Benefit (annualized) increases each year that you wait to start receiving Acceleration Benefit payments up to the 5th contract anniversary. This chart illustrates a purchase payment of $100,000, resulting in an Acceleration Benefit of $100,000 as of the Contract Year when you start to receive Acceleration Benefit payments. The example also assumes you have chosen the Level Benefit option and that the Maximum Monthly Level Benefit amount is taken each Contract Year starting at the beginning of the Contract Year and that no withdrawals have been made other than the illustrated LTC Benefit amounts.





                                        Maximum Monthly Level Benefit (annualized)
                                     based on when Acceleration Benefit payments begin
                                    Acceleration
                                      Benefit       Acceleration       Acceleration                          Acceleration
                                      payments    Benefit payments   Benefit payments   Benefit payments   Benefit payments
LTC Benefit              Contract     Begin in        Begin in           Begin in           Begin in           Begin in
Duration                   Year        Year 2          Year 3             Year 4             Year 5             Year 6
 Acceleration Benefit        1*       $ 16,667
                             2        $ 16,667
                             3        $ 16,667   $  20,000
                             4        $ 16,667   $  20,000          $  25,000
                             5        $ 16,667   $  20,000          $  25,000          $  33,000
                             6        $ 16,667   $  20,000          $  25,000          $  33,000          $  50,000
                             7        $ 16,667   $  20,000          $  25,000          $  33,000          $  50,000
 Extension Benefits          8         $16,667     $20,000            $25,000            $33,000            $50,000
                             9         $16,667     $20,000            $25,000            $33,000            $50,000
                            10         $16,667     $20,000            $25,000            $33,000            $50,000
                            11         $16,667     $20,000            $25,000            $33,000            $50,000
                            12         $16,667     $20,000            $25,000            $33,000
                            13         $16,667     $20,000            $25,000            $33,000
                            14         $16,667     $20,000            $25,000
                            15         $16,667     $20,000            $25,000
                            16         $16,667     $20,000
                            17         $16,667     $20,000
                            18         $16,667
                            19         $16,667



* You may not receive LTC Benefit payments prior to the first contract anniversary and satisfaction of the 90-day Deductible Period. For illustrative purposes, this chart does not include satisfaction of the Deductible Period.

 Example: Continuing the example illustrated by the chart, if you started to receive
  Acceleration Benefit payments during the
3rd
 Contract Year, the Maximum Monthly Level Benefit would be calculated as follows:
 LTC Guaranteed Amount as of 2nd contract anniversary:
 Acceleration Benefit (equals LTC Guaranteed Amount):
 Extension Benefit (2 x Acceleration Benefit):
 Remaining Acceleration Benefit Duration (from LTC Benefit Duration chart)
 Maximum Monthly Level Benefit

                                                                                            ($100,000 Acceleration Benefit - 60
                                                                                           months):
 Remaining Extension Benefit Duration (from LTC Benefit Duration)
 By electing to start receiving Acceleration Benefit payments in the 3rd Contract Year, the Maximum Monthly Level
Benefit
 (annualized) would be $20,000. If the Maximum Monthly Level Benefit were requested and paid out each month, the
Acceleration
 Benefit Duration would be 60 months (5 years) followed by an Extension Benefit Duration of 120 months (10 years). The
total
 available Acceleration and Extension Benefits would still be $300,000 ($100,000
  Acceleration Benefit plus $200,000
Extension
 Benefit). If you waited to start receiving the Acceleration Benefit payments on or after the 5th contract anniversary, the
annual
 benefit would have been $50,000 paid out over the minimum Acceleration and Extension
  Benefit Durations of 24 and 48
months
 respectively.
 If you are receiving the Maximum Monthly Level Benefit each month, the Maximum Monthly
  Level Benefit will not change
the
 following Contract Year. If you receive less than the Maximum Monthly Level Benefit amount in any Contract Year prior to the
5th
 contract anniversary, the Maximum Monthly Level Benefit will be recalculated on the contract anniversary and will increase.
In
 addition, the minimum Extension Benefit Duration will be recalculated on the contract anniversary and will decrease due to
the
 higher Maximum Monthly Level Benefit amount. The Extension Benefit Duration will be recalculated to equal the Extension
Benefit
 divided by the recalculated Maximum Monthly Level Benefit.



 Example: Continuing the example illustrated by the chart, if you started to receive Acceleration Benefit payments during the 3rd
 Contract Year, the Maximum Monthly Level Benefit would be calculated as follows:
 LTC Guaranteed Amount as of 2nd contract anniversary:                                      $100,000
 Acceleration Benefit (equals LTC Guaranteed Amount):                                       $100,000
 Extension Benefit (2 x Acceleration Benefit):                                              $200,000
 Remaining Acceleration Benefit Duration (from LTC Benefit Duration chart)                  60 months
 Maximum Monthly Level Benefit
                                                                                            $1,666.67 or $20,000 per year
 Remaining Extension Benefit Duration (from LTC Benefit Duration)                           120 months
 By electing to start receiving Acceleration Benefit payments in the 3rd Contract Year, the Maximum Monthly Level Benefit
 (annualized) would be $20,000. If the Maximum Monthly Level Benefit were requested and paid out each month, the
Acceleration
 Benefit Duration would be 60 months (5 years) followed by an Extension Benefit Duration of 120 months (10 years). The total
 available Acceleration and Extension Benefits would still be $300,000 ($100,000 Acceleration Benefit plus $200,000
Extension
 Benefit). If you waited to start receiving the Acceleration Benefit payments on or after the 5th contract anniversary, the annual
 benefit would have been $50,000 paid out over the minimum Acceleration and Extension Benefit Durations of 24 and 48 months respectively.
 If you are receiving the Maximum Monthly Level Benefit each month, the Maximum Monthly Level Benefit will not change the following Contract Year. If you receive less than the Maximum Monthly Level Benefit amount in any Contract Year prior to the 5th
 contract anniversary, the Maximum Monthly Level Benefit will be recalculated on the contract anniversary and will increase. In
 addition, the minimum Extension Benefit Duration will be recalculated on the contract anniversary and will decrease due to the
 higher Maximum Monthly Level Benefit amount. The Extension Benefit Duration will be recalculated to equal the Extension
Benefit
 divided by the recalculated Maximum Monthly Level Benefit.







 Example: Continuing the previous example, the following is an example of how the Maximum
  Monthly Level Benefit amount
and
 the minimum Extension Benefit Duration are recalculated on the 3rd contract anniversary where less than the Maximum
Monthly
 Level Benefit amount has been requested. The example assumes the Level Benefit option has been chosen. The $100,000
LTC
 Guaranteed Amount as of the 2nd contract anniversary has been reduced by Acceleration
  Benefit payments of only $10,000 (paid
in
 the third Contract Year) of the available annual amount of $20,000.
 LTC Guaranteed Amount as of the 3rd contract anniversary

                                                                                            ($100,000 - $10,000 LTC Benefit
                                                                                           payment in prior Contract Year):
 Acceleration Benefit (equals the LTC Guaranteed Amount):
 Extension Benefit (has not been reduced as no Extension Benefits have been paid):
 Minimum Acceleration Benefit Duration (from LTC Benefit Duration chart)
 Maximum Monthly Level Benefit

                                                                                            ($90,000 Acceleration Benefit - 48
                                                                                           months):
 Minimum Extension Benefit Duration

                                                                                            ($200,000 Extension Benefit -
                                                                                           $1,875 Maximum Monthly Level
                                                                                           Benefit):
 The remaining Acceleration Benefit Duration after the 3rd contract anniversary is 48 months. The new Maximum Monthly
Level
 Benefit amount increases to $22,500 (annualized) and the Extension Benefit Duration decreases to 107 months due to
receiving
 less than the Maximum Monthly Level Benefit amount. Only one-half of the Maximum Monthly
  Level Benefit amount ($937.50)
will
 be available to you if you are not confined to a nursing home or are not receiving hospice
care.
 On the 5th contract anniversary, we will recalculate the Maximum Monthly Level Benefit amount for the last time and it will
not
 change thereafter unless you make an Excess Withdrawal. If after the 5th contract anniversary, you receive less than the
Maximum
 Monthly Level Benefit amount in any given month, the Maximum Monthly Level Benefit amount will not be increased; but
the
 minimum Acceleration Benefit Duration or minimum Extension Benefit Duration will be increased and will equal the
remaining
 Acceleration Benefit or Extension Benefit divided by the Maximum Monthly Level Benefit amount.



 Example: Continuing the previous example, the following is an example of how the Maximum Monthly Level Benefit amount and the minimum Extension Benefit Duration are recalculated on the 3rd contract anniversary where less than the Maximum
Monthly
 Level Benefit amount has been requested. The example assumes the Level Benefit option has been chosen. The $100,000 LTC
 Guaranteed Amount as of the 2nd contract anniversary has been reduced by Acceleration Benefit payments of only $10,000
(paid in
 the third Contract Year) of the available annual amount of $20,000.
 LTC Guaranteed Amount as of the 3rd contract anniversary
                                                                                             $90,000
 Acceleration Benefit (equals the LTC Guaranteed Amount):                                    $90,000
 Extension Benefit (has not been reduced as no Extension Benefits have been paid):          $200,000
 Minimum Acceleration Benefit Duration (from LTC Benefit Duration chart)                    48 months
 Maximum Monthly Level Benefit
                                                                                            $1,875.00 or $22,500 per year
 Minimum Extension Benefit Duration
                                                                                            107 months
 The remaining Acceleration Benefit Duration after the 3rd contract anniversary is 48 months. The new Maximum Monthly Level
 Benefit amount increases to $22,500 (annualized) and the Extension Benefit Duration decreases to 107 months due to receiving
 less than the Maximum Monthly Level Benefit amount. Only one-half of the Maximum Monthly Level Benefit amount ($937.50)
will
 be available to you if you are not confined to a nursing home or are not receiving hospice care.
 On the 5th contract anniversary, we will recalculate the Maximum Monthly Level Benefit amount for the last time and it will not
 change thereafter unless you make an Excess Withdrawal. If after the 5th contract anniversary, you receive less than the
Maximum
 Monthly Level Benefit amount in any given month, the Maximum Monthly Level Benefit amount will not be increased; but the minimum Acceleration Benefit Duration or minimum Extension Benefit Duration will be increased and will equal the remaining
 Acceleration Benefit or Extension Benefit divided by the Maximum Monthly Level Benefit amount.



Withdrawals

You may be able to make withdrawals pursuant to the withdrawal provision of your contract without a reduction to the LTC Benefits if the LTC Guaranteed Amount is less than the Contract Value. Under the LTC Rider, withdrawals are either Conforming Withdrawals or Excess Withdrawals. Conforming Withdrawals will not have any effect on the LTC Benefits and will reduce the Contract Value by the amount of the withdrawal. Excess Withdrawals reduce the LTC Benefits by the same percentage that the Excess Withdrawal reduced the Contract Value. Excess Withdrawals reduce the Contract Value by the amount of the withdrawal. The tax consequences of withdrawals are discussed in the Federal Tax Matters section of this prospectus.

All withdrawals you make, whether or not within the Conforming Withdrawal amount, will continue to be subject to any other terms and conditions contained in your contract, including surrender charges, unless one of the waiver of surrender charge provisions set forth in your prospectus is applicable. See The Contracts-Surrenders and Withdrawals and Charges and Other Deductions-Surrender Charge. All withdrawals, whether Conforming or Excess, will be applied against the contract's free withdrawal provision. See General Provisions-Contract Free Withdrawal Provision for additional information.

Conforming Withdrawals

If available, you may make periodic withdrawals from your Contract Value in amounts less than or equal to the Conforming Withdrawal amount each Contract Year without reducing the LTC Benefits. Conforming Withdrawals may be withdrawn in addition to receiving LTC Benefit payments and are subject to surrender charges, if any. Conforming Withdrawals will not reduce the LTC Guaranteed Amount, the Acceleration Benefit, Extension Benefit, and if elected, the Growth Benefit. If the LTC Guaranteed Amount is equal to or greater than your Contract Value on a contract anniversary, any withdrawal in that Contract Year will not be a Conforming Withdrawal. Moreover, if you elect the Growth Benefit option, any withdrawal will be deemed an Excess Withdrawal unless you are age 76 or older or the maximum LTC Guaranteed Amount limit of $800,000 has been reached and your Contract Value exceeds the maximum LTC Guaranteed Amount on a contract anniversary, in which case you may withdraw an amount up to the Conforming Withdrawal amount for that Contract Year.





 Conforming Withdrawal = any withdrawal that does not exceed during a contract year the greater of $0 and (a) minus (b)
where:
               (a)    equals 5% of the difference of the Contract Value over the LTC Guaranteed Amount as of the most recent contract
                     anniversary (or, prior to the first contract anniversary, the contract date); and
               (b)    equals all prior withdrawals in that Contract Year.




Excess Withdrawals


Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Contract Year that exceeds the Conforming Withdrawal amount. Only that portion of the current withdrawal amount that exceeds the Conforming Withdrawal amount will be deemed to be an Excess Withdrawal. Any Excess Withdrawal that reduces the Contract Value to zero will terminate the LTC Rider and the only LTC Benefit that you may receive will be the Optional Nonforfeiture Benefit, if elected.





 More specifically, Excess Withdrawals reduce various benefits in accordance with the following
formula:
 o                                                                                          Multiply the benefit being affected
                                                                                           (i.e., the Acceleration Benefit)
                                                                                           before the Excess Withdrawal by (1 -
                                                                                           the Reduction
                                                                                           Percentage due to Excess
                                                                                           Withdrawal).
 o                                                                                          The Reduction Percentage due to
                                                                                           Excess Withdrawal = Excess
                                                                                           Withdrawal - Contract Value before
                                                                                           the Excess Withdrawal.
 Importantly, this means that the reduction could be more than the dollar amount withdrawn.




Excess Withdrawals will reduce the LTC Guaranteed Amount, Acceleration Benefit, Extension Benefit, Maximum Monthly Level Benefit and any Growth Benefit and Maximum Monthly Growth Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value. This means that the reductions in these amounts could be more than the dollar amount withdrawn. In a declining market, Excess Withdrawals may substantially reduce or eliminate the LTC Benefits, the Maximum Monthly Level Benefit, and if elected, Maximum Monthly Growth Benefit.






  Example: The following example shows how an Excess Withdrawal, in a declining market, reduces the Acceleration Benefit, LTC
  Guaranteed Amount, Maximum Monthly Level Benefit, Extension Benefit, Maximum Monthly Growth
Benefit and Growth Benefit.
  The example assumes you have chosen the Growth Benefit option. Since the LTC Guaranteed
Amount is greater than the Contract
  Value, any withdrawal is an Excess Withdrawal and there is no Conforming Withdrawal amount.
  LTC Guaranteed Amount:                                                     $320,000
  Acceleration Benefit:                                                      $120,000
  Extension Benefit:                                                         $240,000
  Maximum Monthly Level Benefit:                                               $5,000
  Growth Benefit:                                                            $200,000
  Maximum Monthly Growth Benefit                                               $2,778
  Excess Withdrawal from Contract Value:                                       $4,000
  Contract Value immediately prior to Excess Withdrawal:                      $85,000
  Reduction Percentage due to Excess Withdrawal

                                                                                 [$4,000 Excess Withdrawal - $85,000 Contract
                                                                                Value]:
 LTC Guaranteed Amount after Excess Withdrawal

                                                                                 [$320,000 LTC Guaranteed Amount x (1-4.71%)]:
 Extension Benefit after Excess Withdrawal

                                                                                 [$240,000 x (1-4.71%)]:
 Maximum Monthly Level Benefit after Excess Withdrawal

                                                                                 [$5,000 Maximum Monthly Level Benefit x
                                                                                (1-4.71%)]:
 Growth Benefit after Excess Withdrawal [$200,000 Growth Benefit x (1-4.71%)]:
 Maximum Monthly Growth Benefit after Excess Withdrawal

                                                                                 [$2,778 Maximum Monthly Growth Benefit x
                                                                                (1-4.71%)]:



                                                                                 4.71%
 LTC Guaranteed Amount after Excess Withdrawal
                                                                                 $304,928
 Extension Benefit after Excess Withdrawal
                                                                                 $228,696
 Maximum Monthly Level Benefit after Excess Withdrawal
                                                                                   $4,765
 Growth Benefit after Excess Withdrawal [$200,000 Growth Benefit x (1-4.71%)]:   $190,580
 Maximum Monthly Growth Benefit after Excess Withdrawal
                                                                                   $2,647



LTC Fixed Account

The LTC Fixed Account is part of the general account, and thus is not insulated from the claims of our general creditors. The LTC Fixed Account is designated to hold an amount equal to the LTC Guaranteed Amount while paying LTC Benefits. The LTC Fixed Account will offer a rate of interest that will be adjusted periodically and is guaranteed to be an effective rate of not less than the minimum guaranteed interest rate stated in your contract on amounts held in the LTC Fixed Account. Contracts issued in certain states may guarantee a higher minimum rate of interest than in other states. Refer to your contract for the specific guaranteed minimum interest rate applicable to your contract. See Fixed Side of the Contract for more information about the general account.

On the date we make the initial determination that you are eligible to receive LTC Benefits (as described in the "Establishing Benefit Eligibility" section), we will transfer Contract Value equal to the LTC Guaranteed Amount (or all Contract Value, if less) as of that date to the LTC Fixed Account. Amounts transferred to the LTC Fixed Account will no longer have the ability to participate in the performance of the variable Subaccounts. The Contract Value will be transferred proportionately from the variable Subaccounts and the fixed account for use with dollar-cost averaging, if any, in which you are invested. Transfers of Contract Value to the LTC Fixed Account may reduce the Contract Value in the Subaccounts to zero. Acceleration Benefit payments and Growth Benefit payments (if elected) will first be deducted from the LTC Fixed Account. LTC Charges will be deducted proportionally from the LTC Fixed Account, the fixed account for use with dollar-cost averaging and the Subaccounts.

On the contract anniversary that follows the initial determination of eligibility to receive LTC Benefits and on each contract anniversary that follows, we will transfer Contract Value to and from the LTC Fixed Account, the Subaccounts and any other fixed account. The amount of Contract Value that will be transferred into the LTC Fixed Account will be equal to the difference, if any, between the LTC Guaranteed Amount and the Contract Value that is in the LTC Fixed Account. This may result in the entire Contract Value being allocated to the LTC Fixed Account. If the Contract Value in the LTC Fixed Account exceeds the LTC Guaranteed Amount, we will move Contract Value equal to the difference between the Contract Value and the LTC Guaranteed Amount from the LTC Fixed Account to the Subaccounts according to your instructions for future allocations.

If you begin receiving LTC Benefits and then stop receiving LTC Benefits for twelve consecutive months, we will allow you to transfer in installments the Contract Value in the LTC Fixed Account back to the Subaccounts. This transfer will be made under a twelve-month dollar-cost averaging service. See The Contracts - Additional Services for more details on dollar-cost averaging. If, after you stop receiving LTC Benefits and then at a later date recommence receiving benefits, sufficient Contract Value will be transferred back to the LTC Fixed Account so that the balance in the LTC Fixed Account equals the LTC Guaranteed Amount.


Termination

Termination Events

The LTC Rider will terminate under any of the following circumstances:
 o termination of the contract;
 o upon written request to terminate the LTC Rider after the 3rd contract anniversary (you may not request to terminate the LTC Rider prior to the 3rd contract anniversary);
 o you elect to receive Annuity Payouts under any of the Annuity Payout options available under the contract, including but not limited to electing either i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit), or Lincoln SmartIncomeSM Inflation;
 o on the date the Contractowner is changed due to death or divorce;
 o upon the death of the Covered Life;
 o 45 days after the contract date if a signed duplicate copy of the contract amendment issued with the LTC Rider is not returned to Lincoln Life;
 o an Excess Withdrawal reduces the Contract Value to zero;
 o all LTC Benefits are reduced to zero;

 o you terminate the LTC Rider under the Nonforfeiture provision.
 o within the first 6 months following the contract date we determine that you made a misrepresentation in the application or contract amendment that was material to the issuance of the rider we may void or terminate the rider.
 o after the first 6 months but prior to the end of the first 24 months after the contract date we determine that you made a misrepresentation that was material to both the issuance of the rider and a claim for LTC Benefits we may void or terminate the rider.
 o after 24 months from the contract date if we determine that you knowingly or intentionally misrepresented relevant facts relating to your health the LTC Rider may be voided or terminated by us.

Upon termination of the LTC Rider, the LTC Benefits (except benefits provided under either Nonforfeiture Benefit provision) and LTC Charge will terminate and a proportional amount of the LTC Charge will be deducted. Contract Value in the LTC Fixed Account will be transferred to the Subaccounts according to your future Subaccount allocation instructions. The termination will not result in any increase to the Contract Value to equal the LTC Guaranteed Amount.

Nonforfeiture Benefit

The LTC Rider provides a nonforfeiture benefit ("Nonforfeiture Benefit") if you terminate the LTC Rider in certain circumstances (described below). The Nonforfeiture Benefit provides a reduced long-term care insurance benefit.
 o There is a Nonforfeiture Benefit called the Contingent Nonforfeiture Benefit, provided without charge that pays a reduced long-term care insurance benefit if you terminate the LTC Rider due to a specified increase of the charge for the Extension Benefit.
 o You may also choose to add an enhanced Nonforfeiture Benefit, called the Optional Nonforfeiture Benefit, for an additional charge, that pays a reduced long-term care insurance benefit. It is "enhanced" because you may terminate the LTC Rider for any reason after 3 years, rather than just if there is a specified increase of the charge for the Extension Benefit.

Once either Nonforfeiture Benefit is in effect, the LTC Charges will terminate. You should be aware that the Nonforfeiture Benefit provision provides only a limited amount of LTC Benefits. Moreover, the LTC Benefits provided by the Contingent Nonforfeiture Benefit and the Optional Nonforfeiture Benefit are equivalent; (this amount is hereinafter referred to as the "Nonforfeiture Benefit Amount") the important difference between the two are the conditions under which they will be paid. These conditions are described below. The Nonforfeiture Benefit Amount is the greater of:
 o one month's Maximum Monthly Level Benefit in effect on the date that the LTC Rider is terminated; or
 o an amount equal to the sum of all Extension Benefit Charges and Optional Nonforfeiture Benefit Charges paid for the LTC Rider minus any Extension Benefits paid prior to the date the LTC Rider is terminated.

Payments of the Nonforfeiture Benefit Amount are made only after the seventh contract anniversary and after the conditions set forth below are met. Payment of the Nonforfeiture Benefit Amount is subject to the benefit eligibility and deductible period requirements described in the Establishing Benefit Eligibility section. Nonforfeiture Benefit Amount payments must be requested as described in the Requesting LTC Benefits section. Nonforfeiture Benefit Amount payments will be payable monthly up to the Maximum Monthly Level Benefit amount in effect on the date that the LTC Rider is terminated.

Once the Nonforfeiture Benefit provision is effective, it will remain effective until the earlier of the death of the Covered Life or the date the total Nonforfeiture Benefit Amounts have been fully paid out. Upon the death of the Covered Life, the Nonforfeiture Benefit terminates. The Nonforfeiture Benefit Amount will not exceed the remaining amount of Extension Benefits that would have been paid if the LTC Rider had remained in force.

Contingent Nonforfeiture Benefit. The Contingent Nonforfeiture Benefit is provided at no charge on all LTC Riders. The Contingent Nonforfeiture Benefit will pay you the Nonforfeiture Benefit Amount if both of the following conditions are met:
 o the Extension Benefit Charge has increased by more than a specified percentage over the initial charge; and
 o you surrender your contract or elect to terminate the LTC Rider within 120 days after the Extension Benefit Charge is increased.

The specified percentage of change to the Extension Benefit Charge that will trigger the availability of Contingent Nonforfeiture Benefit is determined by your age as of the contract date. The specified percentages are as follows:





                 Percent Over Initial         Percent Over Initial
     Age on        Extension Benefit           Extension Benefit
 Contract Date          Charge          Age          Charge
    45 - 49             130%            66            48%
    50 - 54             110%            67            46%
    55 - 59              90%            68            44%
       60                70%            69            42%
       61                66%            70            40%
       62                62%            71            38%
       63                58%            72            36%

                 Percent Over Initial        Percent Over Initial
     Age on       Extension Benefit            Extension Benefit
 Contract Date          Charge         Age          Charge
       64                54%           73            34%
       65                50%           74            32%




Optional Nonforfeiture Benefit. As noted, for an additional charge, you may purchase the Optional Nonforfeiture Benefit. The Optional Nonforfeiture Benefit provides for payment of the Nonforfeiture Benefit Amount under the following conditions:
 o you surrender the contract at least three years after the contract date; or
 o you submit a written request to terminate the LTC Rider at least three years after the contract date; or
 o you elect to receive annuity payments under any Annuity Payout option available in the contract or any other annuity settlement option we make available and commencing prior to the contract's maturity date and at least three years after the contract date.

If you purchase the Optional Nonforfeiture Benefit and terminate the LTC Rider under conditions applicable under either the Contingent Nonforfeiture Benefit and the Optional Nonforfeiture Benefit, only the one applicable Nonforfeiture Benefit will be payable. The Optional Nonforfeiture provision may not be purchased after the LTC Rider is issued.


General Provisions

Death Benefits

The LTC Rider has no provision for Death Benefits, other than the Death Benefit provision in the underlying contract. The LTC Rider terminates upon death of the Covered Life and the LTC Benefits, including the LTC Guaranteed Amount, will not be payable under any Death Benefit option. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the "Death Benefit" section of the prospectus) will be in effect. If a Contractowner who had been receiving LTC Benefit payments dies while the contract is in effect, we reserve the right to withhold a portion of any Death Benefits that would otherwise be payable until we have verified that we have received all requests for LTC Benefits. Death Benefit distributions in accordance with Code section 72(s) or 401(a) (9) will not be made later than five years from the date of the Contractowner's death. The EEB Death Benefit is not available with this LTC Rider.

The Guarantee of Principal Death Benefit and Enhanced Guaranteed Minimum Death Benefit both calculate Death Benefit amounts by deducting withdrawals in the same proportion that the withdrawal reduces the Contract Value. For purposes of calculating Death Benefits under those contracts, Acceleration Benefit payments and Growth Benefit payments, as well as Conforming and Excess Withdrawals, are considered withdrawals that reduce the amount of the Death Benefit. See The Contracts - Death Benefits.

Contract Free Withdrawal Provision All withdrawals, whether Conforming or Excess, as well as LTC Benefit payments, will be applied against the contract's free amount, which is the amount that may be withdrawn annually without imposition of a surrender charge. Thus, Acceleration Benefit or Growth Benefit payments will reduce the amount available for free withdrawal, even though those payments do not incur a surrender charge. See Charges and Other Deductions - Surrender Charge for additional information on the free amount.

Investment Requirements

By purchasing the LTC Rider, you will be limited in how you can invest in the Subaccounts and the fixed account. You will be subject to Investment Requirements. See The Contracts - Investment Requirements - Option 3 for a description of these investment restrictions. The Investment Requirements will apply to your entire Contract Value. No Purchase Payments can be directly invested in the LTC Fixed Account.

Federal Taxation

Qualified Long-Term Care Insurance Contract. The LTC Rider is a Qualified Long-Term Care Insurance Contract under section 7702B(b) of the Internal Revenue Code. As described above, the LTC Charge is deducted from the Contract Value on a quarterly basis. For tax years beginning after December 31, 2009, the deductions from the Contract Value to pay LTC Charges will not be reported as taxable distributions from the variable annuity contract and such deductions will reduce the Contractowners basis in the contract. The deductions from the Contract Value will reduce the Contract Value, but not below zero.

Federal Income Tax Treatment of Benefits under the LTC Rider. The LTC Benefits provided under the LTC Rider are treated as provided under a "Qualified Long-Term Care Insurance Contract," as that term is defined under section 7702B(b) of the Internal Revenue Code. This discussion outlines our understanding of the federal income tax treatment of the LTC Benefits, as well as how the LTC Benefit payments will be reported to you. However, you should always consult a tax advisor about the application of tax rules to your individual situation.

Benefits that you receive under a Qualified Long-Term Care Insurance Contract will not be treated as taxable income to you as long as such benefits do not exceed the greater of (i) the expenses that you actually incur for Covered Services, or (ii) a maximum per diem, or daily, dollar amount determined by the IRS. All payments that you receive under all Qualified Long-Term Care Insurance Contracts, as well as any payments under an accelerated benefit rider made to you if you are chronically ill, are included in determining whether the benefit limits have been exceeded and reduce the Contractowner's basis in the contract. These payments may also reduce the basis in your annuity contract.

If the LTC Benefits that you receive exceed the benefit limits outlined above, the amount of the excess benefits may represent taxable income to you. If you are under age 591/2 at the time of the payment of excess benefits, an additional 10% "penalty tax" may apply.

If the Maximum Monthly LTC Benefit amount, if applicable, exceeds the limits under IRS rules (currently $320.00 per day or $116,800 annually for 2013), amounts received by you in excess of the IRS limit may be excludable from ordinary income to the extent that you have actually incurred long-term care expenses of that amount. You should take into account the IRS limit when selecting the amount of monthly LTC Benefit you would like to receive. We recommend that you discuss the tax implications of receiving benefits in excess of the IRS limit with a tax advisor.

Maturity Date

When you purchase the LTC Rider, the maturity date set forth in your contract will be the Annuitant's 95th birthday. The maturity date is the date when you must choose an Annuity Payout option and annuitize your contract. Except as set forth below, annuitization of your contract will terminate the LTC Rider.

If you are receiving LTC Benefit payments under this LTC Rider at the maturity date (when you reach age 95), we will extend the maturity date and continue to provide LTC Benefit payments, subject to the terms and conditions of the LTC Rider. If you decide to elect an Annuity Payout option and annuitize your Contract Value, the LTC Rider will terminate.

If you are not receiving LTC Benefit payments at the maturity date and you have a Contract Value, you will need to elect an Annuity Payout option available under your contract. This will terminate the Acceleration and Growth Benefits (that would have been paid from your Contract Value) and also the LTC Charge. However, the Extension Benefit, if any, will continue on your contract.

If LTC Benefit payments stop after you reach age 95 and you still have value in your contract, you must elect an Annuity Payout option within 90 days after the last LTC Benefit payment is made. This will terminate the LTC Rider. An exception to this occurs if LTC Benefit payments stop after age 95 because you are not currently eligible to receive benefits (for example, you are no longer receiving LTC Services). In this situation, the Acceleration and Growth Benefits that would have been paid from your Contract Value will terminate as well as the LTC Charge. Any Extension Benefit will remain in effect to provide payments in the event of future eligibility for LTC Benefits.

Any LTC Benefit paid after age 95 will be paid in the same manner as any LTC Benefit previously described in this discussion, including, but not limited to, eligibility, deductible period and maximum monthly limits.

Misstatement of Age or Sex

If your age or sex has been misstated, we will adjust the LTC Charges to the amounts that would have applied based on your correct age or sex. If the LTC Rider would not have been issued at the correct age and sex, it will be cancelled and we will refund to you all LTC Charges paid minus the amount of LTC Benefits that have been paid.

LTC Rider Return Privilege

You may cancel the LTC Rider within 30 days of your receipt of the LTC Rider for any reason by delivering or mailing the LTC Rider, postage prepaid, to the Home Office at PO Box 7866, 1300 Clinton Street, Fort Wayne, IN 46802-7866. A LTC Rider cancelled under this provision will be void and any LTC Charges assessed will be refunded. Cancellation of the LTC Rider under this provision will not result in cancellation of the contract.

If you surrender the entire contract within the 30 day LTC Rider free-look period but after the underlying contract's free-look period, any applicable surrender charges will be deducted from the Contract Value.

Monthly Statements

In addition to the quarterly variable annuity statement, we will send you a monthly statement once you begin receiving LTC Benefit payments detailing the amount of LTC Benefits that have been paid and remaining available LTC Benefits. The monthly statement will only be sent to you for those months that you received an LTC Benefit. The statement will also show the impact of such LTC Benefit payments on your Contract Value and Death Benefit, if any. See General Provisions - Death Benefits for a description of the impact of the LTC Rider on Death Benefits.



Annuity Payouts


When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 90th birthday. However, you must elect to receive Annuity Payouts by the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity (Reg. TM) Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payout Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout option. Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 may elect the Guaranteed Annual Income Amount Annuity Payout option.


The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.

You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.



Annuity Options


The annuity options outlined below do not apply to Contractowners who have elected i4LIFE (Reg. TM) Advantage, the Maximum Annual Withdrawal Amount Annuity Payout option, the Guaranteed Amount Annuity Payout option, or the Guaranteed Annual Income Amount Annuity Payout option.

Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
 o the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.

The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Home Office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Home Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.

Lincoln SmartIncomeSM Inflation. The Lincoln SmartIncomeSM Inflation Fixed Annuity Payout Option ("Lincoln SmartIncomeSM Inflation") is an Annuity Payout option that provides:

 o Scheduled Payments (the periodic Annuity Payouts under this rider) for the life of the Annuitant and Secondary Life (Secondary Life may also be referred to as joint life), if applicable, that may change each January based on changes in the Consumer Price Index-Urban (CPI). The CPI is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for all Urban Consumers published by the U.S. Bureau of Labor Statistics and is widely used to measure inflation.

 o A Guaranteed Minimum Scheduled Payment.

 o A Death Benefit based on the Reserve Value.

 o A Reserve Value from which additional withdrawals, called Unscheduled Payments, may be taken at any time as long as the Reserve Value is greater than zero and up to the amount of the Reserve Value less any related charges and taxes.


You must wait at least one year from the effective date of the contract to elect Lincoln SmartIncomeSM Inflation. For non-qualified annuities the Annuitant and joint Annuitant must be at least 50 years of age and not older than 85 years of age (50 years and not more than 75 years of age for qualified annuities). The minimum Contract Value that may be credited to this Annuity Payout option is $50,000 and the maximum is $1,000,000.

You may consider electing this Annuity Payout option if you would like an Annuity Payout that may increase or decrease as inflation, as measured by the CPI, increases or decreases. Lincoln SmartIncomeSM Inflation also provides a guaranteed minimum payout, Death Benefits and access to the Reserve Value from which you can take Unscheduled Payments. We offer other fixed Annuity Payout options that have a higher income factor and would result in a higher payment than Lincoln SmartIncomeSM Inflation but do not offer Unscheduled Payments or a Death Benefit. You should carefully consider whether or not Lincoln SmartIncomeSM Inflation is the appropriate choice for you.

All or a portion of your Contract Value may be used to fund the Lincoln SmartIncomeSM Inflation. You may select both Lincoln SmartIncomeSM Inflation and another Annuity Payout option at the same time by allocating less than 100% of your Contract Value to Lincoln SmartIncomeSM Inflation and the remainder to the other Annuity Payout option. If only a portion of your Contract Value is used to fund Lincoln SmartIncomeSM Inflation, the remainder of the Contract Value must be used to fund another Annuity Payout option.


The Lincoln SmartIncomeSM Inflation may not be available for purchase in the future as we reserve the right not to offer it for sale. The availability of Lincoln SmartIncomeSM Inflation will depend upon your state's approval of the contract rider. We also reserve the right to substitute an appropriate index for the CPI, if:

     1. The CPI is discontinued, delayed, or otherwise not available for this use; or

     2. The composition, base or method of calculating the CPI changes so that we deem it inappropriate for use.

If the CPI is discontinued, delayed or otherwise not available, or if the composition, base or method of, calculating the CPI changes so that we deem it inappropriate for use in Lincoln SmartIncomeSM Inflation, we will substitute an appropriate index for the CPI. In the case of a substitution, we will give you written notification at least 30 days in advance of this change, as well as provide you with an amendment to the prospectus. We will attempt to utilize a substitute index generated by the government that is a measure of inflation. We will not substitute an index created by us or one of our affiliates. Upon substitution of the CPI, annuity payment values will be calculated consistent with the formulas currently used but with different index values for calculating the Scheduled Payment and Reserve Value adjustments. If we substitute a different index of the CPI you may cancel the rider per the terms of the termination provisions of rider and may be subject to an Unscheduled Payment charge. See Termination and Unscheduled Payments.

Rider Year and Rider Date. The Rider Date is the effective date of the rider. The Rider Date anniversary is the same calendar day as the Rider Date each calendar year. A Rider Year is each 12-month period starting with the Rider Date and starting each Rider Date anniversary after that.


Scheduled Payment and Guaranteed Minimum Scheduled Payment. Scheduled Payments are Annuity Payouts for the life of the Annuitant (and Secondary Life if applicable).You choose when payments will begin and whether the Scheduled Payment is paid monthly, quarterly, semi-annually or annually. Once the Scheduled Payment frequency is established it cannot be changed. The frequency of the Scheduled Payments will affect the dollar amount of each Scheduled Payment. For example, a more frequent payment schedule will reduce the dollar amount of each Scheduled Payment. The first payment must be at least 30 days after the Rider Date and before the first Rider Date anniversary. The Scheduled Payment will be adjusted either up or down on an annual basis depending on the percentage change of the CPI. Scheduled Payments are also adjusted for Unscheduled Payments, any related Unscheduled Payment charge and any deduction for premium taxes. If adjustments to the Scheduled Payment cause it to be less than the Guaranteed Minimum Scheduled Payment, as adjusted, you will receive the Guaranteed Minimum Scheduled Payment, as adjusted, unless Unscheduled Payments have reduced the Reserved Value to zero, in which case the rider will terminate.


Lincoln SmartIncomeSM Inflation also provides a Guaranteed Minimum Scheduled Payment which is initially equal to the first Scheduled Payment. The Guaranteed Minimum Scheduled Payment may be adjusted for Unscheduled Payments, any related Unscheduled Payment charge and any deductions for premium taxes, but is not adjusted for changes in the CPI. (See further discussion and example of reductions to the Scheduled Payment and Guaranteed Minimum Scheduled Payment for Unscheduled Payment in the Unscheduled Payment section below.)

The initial Scheduled Payment is calculated by multiplying the Contract Value allocated to Lincoln SmartIncomeSM Inflation, reduced for any premium tax, by an income factor. The income factor is based upon:
 o the age and sex of the Annuitant and Secondary Life;

 o the frequency of the Scheduled Payments;
 o the Scheduled Payments start date.


For a given Contractowner with the same characteristics (sex, age, frequency of Annuity Payouts and Annuity Payout start date) the income factor for a fixed lifetime Annuity Payout option would be higher than the income factor for Lincoln SmartIncomeSM Inflation. You may request an illustration of annuity values prior to purchasing Lincoln SmartIncomeSM Inflation which will illustrate the Scheduled Payment and Guaranteed Minimum Scheduled Payment you may expect.

Reserve Value. The Reserve Value is a value we establish to determine the amount available for Unscheduled Payments and the Death Benefit, if any. The initial Reserve Value on the Rider Date is equal to the amount of the Contract Value used to purchase Lincoln SmartIncomeSM Inflation, less any outstanding premium taxes that have not previously been deducted. Each January 1, the Reserve Value will be adjusted either up or down by the percentage change in the CPI during the preceding calendar year, as described below. The Reserve Value is decreased dollar for dollar by any Scheduled or Unscheduled Payments and related Unscheduled Payment charges or any premium taxes. There is no minimum floor to the Reserve Value. If the Reserve Value falls to zero because of Scheduled Payments and/or negative CPI Adjustments (and not due to the deduction of Unscheduled Payments and related Unscheduled Payment charges and taxes) there will be no more annual adjustments to the Reserve Value and there will be no more Unscheduled Payments or Death Benefit. However, the Scheduled Payments will continue for the life of the Annuitant and Secondary Life, if applicable.


If the deduction of an Unscheduled Payment and related Unscheduled Payment charge reduces the Reserve Value to zero the Lincoln SmartIncomeSM Inflation will terminate.

Adjustment of the Scheduled Payment and Reserve Value. Each January 1st (Adjustment Date) the Scheduled Payment and Reserve Value may be adjusted up or down by the same percentage, which will be the percentage change in the CPI during the preceding calendar year. The CPI is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for all Urban Consumers and is published monthly by the United States Department of Labor, Bureau of Labor Statistics (BLS). The CPI measures over time the average price change paid by urban consumers for consumer goods and services. The CPI is published as a number (CPI Value).You may obtain information regarding the CPI from BLS electronically (www.bls.gov/cpi), through subscriptions to publications, and via telephone and fax, through automated recordings.

The adjustment to the Scheduled Payment and to the Reserve Value each Adjustment Date may be positive or negative, depending upon whether the CPI Value has risen or fallen in the preceding calendar year. A rise in the CPI Value will result in a positive adjustment. A fall in the CPI Value will result in a negative adjustment. The percentage change in the CPI is measured by the change in the CPI Value published each December immediately preceding the Adjustment Date compared to either the initial CPI Value (first adjustment) or the CPI Value published in December two calendar years preceding the Adjustment Date (all subsequent adjustments after the first). The CPI Value published in December is the CPI Value for the month of November. The first adjustment to the Scheduled Payment and Reserve Value will be made on the next Adjustment Date following the Rider Date. For the first adjustment the initial CPI Value will be the CPI Value published in the month preceding the Rider Date. The calculation of the first adjustment percentage will be equal to [(i)/(ii)] where:

     (i) is the CPI Value published in December of the calendar year immediately preceding the Adjustment Date

     (ii) is the initial CPI Value

Following is an example of the calculation of the first adjustment percentage and the first adjustment to the Reserve Value using hypothetical CPI values:




      Initial Reserve Value on Rider Date 4/15/2012......................  $ 150,000
      Initial Scheduled Payment on 4/15/2012.............................  $   8,000
      Initial CPI Value published in March 2012..........................        150
      CPI Value published in December 2012...............................        155
      Adjustment percentage (155/150)....................................   1.033333
      Reserve Value After 1/1/2013 Adjustment ($150,000 x 1.033333) .      $ 155,000
      Scheduled Payment After 1/1/2013 Adjustment ($8,000 x 1.033333) .    $8,266.67


Subsequent adjustments will be calculated on each subsequent Adjustment Date. Subsequent adjustments will be based upon the percentage change in the CPI Value published in December immediately preceding the Adjustment Date compared with the CPI Value published two calendar years prior to the Adjustment Date. Calculations of the adjustment percentage after calculation of the first adjustment percentage will be equal to [(i)/ (ii)] where:

     (i) is the CPI Value published in December of the calendar year immediately preceding the Adjustment Date

     (ii) is the CPI Value published in December two calendar years preceding the Adjustment Date.

If adjustments to the Scheduled Payment cause it to be less than the Guaranteed Minimum Scheduled Payment you will receive the Guaranteed Minimum Scheduled Payment. While you are receiving the Guaranteed Minimum Scheduled Payment we will continue to adjust the Scheduled Payment by the percentage change of the CPI Value published each December immediately preceding the Adjustment Date compared to the CPI Value published two calendar years prior to the Adjustment Date. You will start to receive the Scheduled Payment again in the year that it is adjusted so that it is greater than the Guaranteed Minimum Scheduled Payment.

The following example demonstrates the impact of a positive change in a hypothetical CPI Value resulting in a positive adjustment to the Scheduled Payment and Reserve Value:




      Annual Scheduled Payment for calendar year 2012..........................  $   5,000
      Guaranteed Minimum Scheduled Payment for calendar year 2012..............  $   4,800
      Reserve Value 12/31/2012.................................................  $ 100,000
      CPI Value published in December 2012.....................................        120
      CPI Value published in December 2011.....................................        115
      Adjustment percentage (120/115)..........................................   1.043782
      Reserve Value after 1/1/2013 adjustment ($100,000 x 1.043782) .            $ 104,378
      Annual Scheduled Payment for calendar year 2013 after 1/1/2013 adjustment
       ($5,000 x 1.043782) .                                                     $5,217.39



Since the Scheduled Payment (after the adjustment) for 2013 of $5,217.39 is greater than the Guaranteed Scheduled Payment of $4,800, the payment you will receive in 2013 will equal the Scheduled Payment of $5,217.39.


The following example demonstrates the impact of a negative change in a hypothetical CPI Value resulting in a negative adjustment to the Scheduled Payment and Reserve Value:




      Annual Scheduled Payment for calendar year 2012..........................  $    5,000
      Guaranteed Minimum Scheduled Payment for calendar year 2012..............  $    4,800
      Reserve Value 12/31/2012.................................................  $  100,000
      CPI Value published in December 2012.....................................         120
      CPI Value published in December 2011.....................................         130
      Adjustment percentage (120/130)..........................................   0.9230769
      Reserve Value after 1/1/2013 adjustment ($100,000 x 0.9230769) .           $   92,308
      Annual Scheduled Payment for calendar year 2013 after 1/1/2013 adjustment
       ($5,000 x 0.9230769) .                                                    $ 4,615.38



Since the Scheduled Payment (after adjustment) for 2013 of $4,615.38 is less than the Guaranteed Minimum Scheduled Payment of $4,800, the payment you will receive in 2013 will equal the Guaranteed Minimum Scheduled Payment of $4,800.



Continuing this example for the next year's adjustment:




      Annual Scheduled Payment for calendar year 2013..........................  $   4,800
      Guaranteed Minimum Scheduled Payment for calendar year 2013..............  $   4,800
      Reserve Value 12/31/2013 ($92,308 - $4,800) .                              $  87,508
      CPI Value published in December 2013.....................................        140
      CPI Value published in December 2012.....................................        120
      Adjustment percentage (140/120)..........................................    1.16666
      Reserve Value after 1/1/2014 adjustment ($87,508 x 1.166666) .             $ 102,093
      Annual Scheduled Payment for calendar year 2014 after 1/1/2014 adjustment
       ($4,615.38 x 1.166666) .                                                  $5,384.61



The adjustment is applied to the previously calculated Scheduled Payment ($4,615.38) and not the Guaranteed Minimum Scheduled Payment $4,800. Since the adjusted Scheduled Payment is greater than the Guaranteed Minimum Scheduled Payment, the Scheduled Payment will be paid out in calendar year 2014.


Unscheduled Payments. You may take withdrawals in addition to your Scheduled Payments (Unscheduled Payments) up to the amount of the Reserve Value less any related Unscheduled Payment charges and any deduction for any premium taxes. Unscheduled Payments and any related Unscheduled Payment charges or premium taxes will reduce the Reserve Value on a dollar for dollar basis. Unscheduled Payments will reduce the Scheduled Payments and Guaranteed Minimum Scheduled Payment in the same proportion the Unscheduled Payment reduces the Reserve Value (including Unscheduled Payment charges and taxes). Because the Reserve Value is reduced over time (due to Scheduled Payments, Unscheduled Payments and related Unscheduled Payment charges and any premium taxes) an Unscheduled Payment taken in the later years of the rider when the Reserve Value is smaller may result in a larger proportional reduction to the Scheduled Payment and Guaranteed Minimum Scheduled Payment than if the same Unscheduled Payment was taken in the early years of the rider when the Reserve Value was larger and may also result in a proportional reduction of the Scheduled Payment and Guaranteed Minimum Scheduled Payment that is more than the Unscheduled Payment amount taken.


If the Reserve Value falls to zero because of Scheduled Payments and/or negative CPI Adjustments (other than due to the deduction of Unscheduled Payments and related Unscheduled Payment charges and taxes) there will be no more annual adjustments to the Reserve Value and there will be no more Unscheduled Payments or Death Benefit. However, the Scheduled Payments will continue for the life of the Annuitant and Secondary Life, if applicable. If the deduction of an Unscheduled Payment and related Unscheduled Payment charge reduces the Reserve Value to zero the Lincoln SmartIncomeSM Inflation will terminate.


The following example shows how an Unscheduled Payment of $2,000 taken in the early years of the rider results in a $300 proportional reduction of the Guaranteed Minimum Scheduled Payment. The example assumes that no other Unscheduled Payments have been taken.




      Reserve Value 1/1/2013.....................................................  $100,000
      Guaranteed Minimum Scheduled Payment 1/1/2013..............................  $ 15,000
      Unscheduled Payment 1/2/2013...............................................  $  2,000
      Proportional reduction percentage ($2,000/$100,000) .                             .02
      Proportional reduction to the Guaranteed Minimum Scheduled Payment (.02 x
       $15,000) .                                                                  $    300
      New Guaranteed Minimum Scheduled Payment...................................  $ 14,700


The example next shows how the same $2,000 Unscheduled Payment taken in the later years of the rider results in a $3,000 proportional reduction of the Guaranteed Minimum Scheduled Payment which is more than the actual Unscheduled Payment amount.




      Reserve Value 1/1/2013...................................................  $10,000
      Guaranteed Minimum Scheduled Payment.....................................  $15,000
      Unscheduled Payment 1/2/2013.............................................  $ 2,000
      Proportional reduction percentage ($2,000/$10,000) .                           .20
      Proportional reduction to the Guaranteed Minimum Scheduled Payment (.20 x
       $15,000) .                                                                $ 3,000
      New Guaranteed Minimum Scheduled Payment ($15,000 - $3,000) .              $12,000


Please note that any Unscheduled Payments may significantly reduce your future Scheduled Payments, Guaranteed Minimum Scheduled Payment, as well as your Reserve Value, so carefully consider this before deciding to take an Unscheduled Payment.


If the Unscheduled Payment is taken during the first seven Rider Years an Unscheduled Payment charge is assessed on the amount of the Unscheduled Payment that exceeds the 10% free amount per Rider Year. Unscheduled Payments of up to 10% of the then current Reserve Value may be taken each Rider Year without charge, as long as the then current Reserve Value is greater than zero. The Unscheduled Payment charge is assessed against Unscheduled Payments in excess of 10% of the then current Reserve Value in a Rider Year. Unscheduled Payments that do not exceed on a cumulative basis more than 10% of the then current Reserve Value each year are not subject to an Unscheduled Payment charge. If an Unscheduled Payment is subject to an Unscheduled Payment charge the charge will be deducted from the Unscheduled Payment so that you will receive less than the amount requested. If the Annuitant or Secondary Life is diagnosed with a terminal illness or confined to an extended care facility after the first Rider Year, then no Unscheduled Payment charges are assessed on any Unscheduled Payment. The Unscheduled Payment charge is also waived upon payment of a Death Benefit as described below. See Charges and Other Deductions - Charges for Lincoln SmartIncomeSM Inflation for a schedule of Unscheduled Payment charges.


The following example demonstrates the Unscheduled Payment charge for an Unscheduled Payment taken in the third Rider Year and the impact to Scheduled Payments and the Guaranteed Minimum Scheduled Payment:

Guaranteed Minimum Scheduled Payment for calendar year 2013...............................  $    4,800
Annual Scheduled Payment for calendar year 2013 paid 1/1/2013.............................  $    5,000
Reserve Value 1/1/2013 before Scheduled Payment...........................................  $  515,000
Reserve Value 1/2/2013 after Scheduled Payment ($515,000 - $5,000) .                        $  510,000
Unscheduled Payment charge percent........................................................           7%
Then current Reserve Value before Unscheduled Payment on 1/15/2013........................  $  510,000
Free amount on 1/15/2013 (10% x $510,000) .                                                 $   51,000
Unscheduled Payment 1/15/2013.............................................................  $   10,000
[since Unscheduled Payment is within the 10% free amount ($10,000 < = $51,000) there is no Unscheduled Payment
 charge]..................................................................................
Reserve Value 1/15/2013 after Unscheduled Payment ($510,000 - $10,000) .                    $  500,000
Proportional reduction percentage due to Unscheduled Payment ($10,000/$510,000) .              1.96078%
Scheduled Payment after proportional reduction for Unscheduled Payment [$5,000 - ($5,000    $    4,902
  x .0196078)] .
Guaranteed Scheduled Payment after proportional reduction [$4,800 - ($4,800 x .0196078)] .  $    4,706
Then current Reserve Value 2/1/2013 before second Unscheduled Payment.....................  $  500,000
2nd Unscheduled Payment 2/1/2013..........................................................  $   75,000
Free amount on 2/1/2013 (10% x $500,000) .                                                  $   50,000
Remaining free amount ($50,000 - $10,000 prior Unscheduled Payment) .                       $   40,000
Unscheduled Payment charge [($75,000 - $40,000) x .07] .                                    $    2,450
Unscheduled Payment paid (minus Unscheduled Payment charge ($75,000 - $2,450) .             $   72,550
Proportional reduction percentage due to Unscheduled Payment ($75,000/$500,000) .                   15%
Scheduled Payment after proportional reduction for Unscheduled Payment [$5,000 - ($5,000    $    4,250
  x .15)] .
Guaranteed Minimum Scheduled Payment after proportional reduction for Unscheduled Payment
[$4,800 - ($4,800 x
 .15)]....................................................................................  $    4,000
Reserve Value after 2/2/2013 Unscheduled Payment and Unscheduled Payment charge ($500,000   $  425,000
  - $75,000) .


If the deduction for an Unscheduled Payment, including any related Unscheduled Payment charge and premium taxes, reduces the Reserve Value to zero, Lincoln SmartIncomeSM Inflation will terminate.


Death of Contractowner, Annuitant or Secondary Life. On or after the Annuity Commencement Date, upon the death of the Contractowner, Annuitant or the Secondary Life a Death Benefit will be paid if there is a Reserve Value. The Death Benefit will be determined as of the date due proof of death is received by us. See Annuity Options-General Information.

The Death Benefit paid under Lincoln SmartIncomeSM Inflation will be the greater of:


     a. the current Reserve Value as of the date due proof of death is received by us; or

     b. the initial Reserve Value, less all Scheduled and Unscheduled Payments, less any Unscheduled Payment charges.


Following is an example of the calculation of a Death Benefit upon the death of the Contractowner demonstrating the impact of a negative hypothetical CPI factor:






7/15/2012 Initial Reserve Value......................................  $100,000
1/10/2013 Reserve Value is adjusted due to negative CPI Value of -.10
 ($100,000 x .10 = $10,000 Adjustment)
 ($100,000 - $10,000 = $90,000 Reserve Value) .                        $ 90,000
2/1/2013 Scheduled Payment of $45,000 reduces the Reserve Value
 Reserve Value is reduced by the amount of the Scheduled Payment
 ($90,000 - $45,000 = $45,000) .                                       $ 45,000
8/6/2013 Death of a Contractowner
 Death Benefit is greater of
  a) current Reserve Value ($45,000); or
  b) initial Reserve Value minus Scheduled Payment
   ($100,000 - $45,000 = $55,000) .
8/5/2013 Death Benefit paid..........................................  $ 55,000

If any Contractowner (who is not the Annuitant) dies while Lincoln SmartIncomeSM Inflation is in force, the holder of the rights of ownership (i.e. the Beneficiary or successor owner) pursuant to the terms of the underlying contract may:

     1. Terminate the contract and receive the Death Benefit, if any, in a lump-sum; or

   2. Continue the contract in force and receive Scheduled Payments and Unscheduled Payments less any Unscheduled Payment charge until the later of (i) the Reserve Value being reduced to zero, or (ii) the death(s) of the Annuitant and any Secondary Life.

If the Annuitant dies (whether or not the Annuitant is an owner) while Lincoln SmartIncomeSM Inflation is in force, the holder of the rights of ownership pursuant to the terms of the underlying contract may:

     1. Terminate the contract and receive the Death Benefit, if any, in a lump-sum; or

   2. Continue the contract in force and receive Scheduled Payments and Unscheduled Payments less any Unscheduled Payment charge until the later of (i) the Reserve Value being reduced to zero (this may result in a reduced final Scheduled Payment where the Reserve Value is less than the Scheduled Payment to reduce the Reserve Value to zero), or (ii) the death of any Secondary Life.

If the Secondary Life (who is not an owner) dies while Lincoln SmartIncomeSM Inflation is in force the holder of the rights of ownership pursuant to the terms of the underlying contract, may:

     1. Terminate the contract and receive the Death Benefit, if any in a lump-sum; or

   2. Continue the contract in force and receive Scheduled Payments and Unscheduled Payments, less Unscheduled Payment charge until the later of
     (i) the Reserve Value being reduced to zero (this may result in a reduced final Scheduled Payment where the Reserve Value is less than the Scheduled Payment to reduce the Reserve Value to zero), or (ii) the death of the Annuitant.

Once you elect Lincoln SmartIncomeSM Inflation, any prior Death Benefit elections will terminate (other than any Death Benefit in effect under i4LIFE (Reg. TM) Advantage) and the Lincoln SmartIncomeSM Inflation Death Benefit will be in effect. If you have elected i4LIFE (Reg. TM) Advantage, the i4LIFE (Reg.
TM) Advantage Death Benefit will be in effect only on the portion of the Contract Value invested in i4LIFE (Reg. TM) Advantage.

If we were not notified of a death and we continue to make Scheduled or Unscheduled Payments after the date that Lincoln SmartIncomeSM Inflation should have been terminated, any such payments made are recoverable by us. The Contractowner(s) or the holder of the rights of ownership will be liable to the Company for the amount of such payments made.

Termination. You may terminate Lincoln SmartIncomeSM Inflation by taking an Unscheduled Payment that results in the Reserve Value being reduced to zero due to the deduction of the Unscheduled Payment and any related Unscheduled Payment charge and any premium taxes. Upon termination of the rider due to the deduction of an Unscheduled Payment, and any related Unscheduled Payment charge and any premium taxes, there will be no further Scheduled Payments made or received under the rider.


If the Reserve Value is reduced to zero and the sum of the Scheduled and Unscheduled Payments made, plus all Unscheduled Payment charges incurred, is less than the initial Reserve Value, we will pay the holder of the rights of ownership, the difference. The payment of the difference between the initial Reserve Value and the sum of all Scheduled and Unscheduled Payments made, plus charges incurred may occur under circumstances where changes in the CPI have been negative, thus resulting in a lowered Reserve Value.

The following example shows how negative changes to the CPI result in a payment of the difference between the initial Reserve Value and the sum of all Scheduled and Unscheduled Payments made plus incurred charges:





7/15/2012 Initial Reserve Value...........................................................  $100,000
1/10/2013 Reserve Value is adjusted due to negative CPI Value of -.10
 ($100,000 x .10 = $10,000 Adjustment)
 ($100,000 - $10,000 = $90,000 Reserve Value) .                                             $ 90,000
2/1/2013 Scheduled Payment of $45,000 reduces the Reserve Value
 Reserve Value is reduced by the amount of the Scheduled Payment ($90,000 - $45,000 =       $ 45,000
  $45,000) .
8/6/2013 Unscheduled Payment..............................................................  $ 45,000
Reserve Value.............................................................................  $      0
Reserve Value is reduced to zero which results in termination of the rider
 Initial Reserve Value is greater than payments received
 [$100,000 > ($45,000 + $45,000) = $90,000] .
Final payment made to holder of rights of ownership.......................................  $ 10,000

General Information


Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Home Office. You must give us at least 30 days notice before the date on which you want payouts to begin. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.

Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant's death (or surviving Annuitant's death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:

 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.


Variable Annuity Payouts


Variable Annuity Payouts will be determined using:
 o The Contract Value on the Annuity Commencement Date, less applicable premium taxes;

 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then


2. Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and

3. Calculate the value of the Annuity Units each period thereafter.

Annuity Payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore; please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.



Fixed Side of the Contract


Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.


In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the Guaranteed Period is subject to the Interest Adjustment (see Interest Adjustment and Charges and Other Deductions). This may reduce your value upon surrender, withdrawal or transfer, but will not reduce the amount below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed account. Refer to Transfers before the Annuity Commencement Date and Transfers after the Annuity Commencement Date for additional transfer restrictions from the fixed account.

ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.


Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. Please contact your registered representative for further information.



Guaranteed Periods

The fixed account is divided into separate Guaranteed Periods, which credit guaranteed interest.


You may allocate Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Purchase Payment allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Interest Adjustment. Each Guaranteed Period Purchase Payment will be treated separately for purposes of determining any applicable Interest Adjustment. You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:

 o fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
 o the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.


Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Any amount withdrawn from the fixed account may be subject to any applicable surrender charges, account fees and premium taxes.

We will notify the Contractowner in writing at least 30 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different fixed account or to a variable Subaccount from among those being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.



Interest Adjustment


Any surrender, withdrawal or transfer of a Guaranteed Period amount before the end of the Guaranteed Period (other than dollar cost averaging, cross-reinvestment, Maximum Annual Withdrawals under Lincoln SmartSecurity (Reg. TM) Advantage or Regular Income Payments under i4LIFE (Reg. TM) Advantage) will be subject to the Interest Adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the Guaranteed Period will not be subject to the Interest Adjustment. The Interest Adjustment will be applied to the amount being surrendered, withdrawn or transferred. The Interest Adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of Contract Value from a fixed account will be increased or decreased by an Interest Adjustment, unless the transfer, withdrawal or surrender is effective:

 o during the free look period (See Return Privilege).
 o on the expiration date of a Guaranteed Period.

 o as a result of the death of the Contractowner or Annuitant.
 o subsequent to the diagnosis of a terminal illness of the Contractowner. Diagnosis of the terminal illness must be after the effective date of the contract and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner.
 o subsequent to the admittance of the Contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the effective date of the contract and continue for 90 consecutive days prior to the surrender or withdrawal.
 o subsequent to the permanent and total disability of the Contractowner if such disability begins after the effective date of the contract and prior to the 65th birthday of the Contractowner.

 o upon annuitization of the contract.

These provisions may not be applicable to your contract or available in your state. Please check with your investment representative regarding the availability of these provisions.


In general, the Interest Adjustment reflects the relationship between the yield rate in effect at the time a Purchase Payment is allocated to a Guaranteed Period under the contract and the yield rate in effect at the time of the Purchase Payment's surrender, withdrawal or transfer. It also reflects the time remaining in the Guaranteed Period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the Purchase Payment was allocated, then the application of the Interest Adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the Purchase Payment, then the application of the Interest Adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.



The Interest Adjustment is calculated by multiplying the transaction amount by:



    (1+A)n
------------
             -1
  (1+B +K)n

where:

   A = yield rate for a U.S. Treasury security with time to maturity equal to the Guaranteed Period, determined at the beginning of the Guaranteed Period.

   B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the Guaranteed Period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.

   K = a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no Interest Adjustment.


     n = the number of years remaining in the Guaranteed Period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)


     Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the Interest Adjustment.


Small Contract Surrenders

We may surrender your contract, in accordance with the laws of your state if:

 o your Contract Value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
 o no Purchase Payments have been received for two (2) full, consecutive Contract Years; and

 o the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month (these requirements may differ in some states).


At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit riders.



Delay of Payments

Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or

 o when the SEC so orders to protect Contractowners.

If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.

Reinvestment Privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.


This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.



Amendment of Contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).



Distribution of the Contracts

Lincoln Financial Distributors, Inc. ("LFD") serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively "LFN"), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us ("Selling Firms"). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer "non-cash compensation", as defined under FINRA's rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.

Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 7.50% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 7.50% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.


Lincoln Life also pays for the operating and other expenses of LFN, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its sales representatives a portion of the commissions received for their sales of contracts. LFN sales representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN sales representatives and/or their managers qualify for such benefits. LFN sales representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.


Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 7.50% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 7.50% of annuitized value and/or ongoing annual compensation of up to 1.15% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.

LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.

Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.


These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2012 is contained in the SAI.

Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. A marketing expense allowance is paid to American Funds Distributors (AFD) in consideration of the marketing assistance AFD provides to LFD. This allowance, which ranges from 0.10% to 0.16% is based on the amount of purchase payments initially allocated to the American Funds Insurance Series underlying the variable annuity. Commissions and other incentives or payments described above are not charged directly to contract owners or the Separate Account. All compensation is paid from our resources, which include fees and charges imposed on your contract.



Contractowner Questions

The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.



Federal Tax Matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("Code"), Treasury Regulations and applicable IRS guidance to your individual situation.


Nonqualified Annuities

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.


Tax Deferral On Earnings


Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:

 o An individual must own the contract (or the Code must treat the contract as owned by an individual).

 o The investments of the VAA must be "adequately diversified" in accordance with Treasury regulations.

 o Your right to choose particular investments for a contract must be limited.

 o The Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.



Contracts Not Owned By An Individual


If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the

Purchase Payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, Bonus Credits and Persistency Credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:

 o Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;

 o Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;

 o Contracts acquired by an estate of a decedent;
 o Certain qualified contracts;
 o Contracts purchased by employers upon the termination of certain qualified plans; and
 o Certain contracts used in connection with structured settlement agreements.


Investments In The VAA Must Be Diversified


For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered "adequately diversified."



Restrictions


The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, Bonus Credits, Persistency Credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code, you as the owner of the assets of the VAA.



Loss Of Interest Deduction


After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner's spouse at the time first covered by the contract.



Age At Which Annuity Payouts Begin


The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract's Purchase Payments, Bonus Credits, Persistency Credits and earnings. If Annuity Payouts under the contract begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the contract will not be treated as an annuity for purposes of the Code. In that event, you would be currently taxed on the excess of the Contract Value over the Purchase Payments of the contract.



Tax Treatment Of Payments


We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.



Taxation Of Withdrawals And Surrenders


You will pay tax on withdrawals to the extent your Contract Value exceeds your Purchase Payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your Purchase Payments. In certain circumstances, your Purchase Payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax adviser.

Taxation Of Annuity Payouts, Including Regular Income Payments


The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your Purchase Payments in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the Purchase Payment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant's death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE (Reg. TM) Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.

Taxation Of Deductions For Lincoln Long-Term CareSM Advantage Rider Charges

The Lincoln Long-Term CareSM Advantage rider ("LTC Rider") is a Qualified Long-Term Care Insurance Contract under section 7702B(b) of the Code. As previously described in this prospectus, the LTC Rider charge is deducted from the contract value on a quarterly basis. For tax years beginning after December 31, 2009, the deductions from the contract value to pay LTC Rider charges will not be reported as taxable distributions from the variable annuity contract and such deductions will reduce your basis in the contract. The deductions from the contract value will reduce the contract value, but not below zero.
Taxation Of Amounts Paid As Long-Term Care Benefits

If your contract includes the LTC Rider (discussed in greater detail in the LTC Rider section), distributions from your contract that are made under the terms of the LTC Rider will not be treated as taxable income to you as long as such benefits do not exceed the greater of (i) the expenses that you actually incur for covered services, or (ii) a maximum per diem, or daily, dollar amount determined by the IRS. All payments that you receive under all Qualified Long-Term Care Insurance Contracts, as well as any payments under an accelerated benefit rider made to you if you are chronically ill, are included in determining whether the benefit limits have been exceeded and reduce your basis in the contract. These payments may also reduce the basis in your annuity contract.



Taxation Of Death Benefits


We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.


Death prior to the Annuity Commencement Date:

 o If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
 o If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.


Death after the Annuity Commencement Date:

 o If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
 o If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the Purchase Payments not yet distributed from the contract. All Annuity Payouts in excess of the Purchase Payments not previously received are includible in income.
 o If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.



Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts


The Code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:

 o you receive on or after you reach 591/2,
 o you receive because you became disabled (as defined in the Code),
 o you receive from an immediate annuity,

 o a Beneficiary receives on or after your death, or

 o you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).


Unearned Income Medicare Contribution


Congress enacted the "Unearned Income Medicare Contribution" as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's "unearned income", or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. The tax is effective for tax years after December 31, 2012. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code "D" in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.



Special Rules If You Own More Than One Annuity Contract


In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the penalty tax described previously.



Loans and Assignments


Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.



Gifting A Contract


If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your Contract's Value, you will pay tax on your Contract Value to the extent it exceeds your Purchase Payments not previously received. The new owner's Purchase Payments in the contract would then be increased to reflect the amount included in income.



Charges for Additional Benefits


Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.



Qualified Retirement Plans


We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax adviser.



Types of Qualified Contracts and Terms of Contracts


Qualified retirement plans may include the following:

 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)

 o 401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)

 o 403(a) plans (qualified annuity plans)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)



Discontinuance of Use with Qualified Retirement Plans

Beginning September 24, 2007, our individual variable annuity products are no longer available for purchase under a 403(b) plan. Beginning July 31, 2008, we do not accept additional premiums or transfers to existing 403(b) contracts. We require confirmation from your 403(b) plan sponsor that surrenders, loans or transfers you request comply with applicable tax requirements and decline requests that are not in compliance. We will defer processing payments you request until all information required under the Code has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, your contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

Beginning January 1, 2012, our individual variable annuity products are no longer available for use in connection with all other qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA and Roth IRA arrangements.

We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code's requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.



Tax Treatment of Qualified Contracts


The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
 o Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified retirement plan and the participant's specific circumstances (e.g., the participant's compensation).
 o Minimum annual distributions are required under some qualified retirement plans once you reach age 701/2 or retire, if later as described below.
 o Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.

Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.



Tax Treatment of Payments


The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include Purchase Payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for Purchase Payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.




Required Minimum Distributions


Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70 1/2 or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70 1/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.


Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced death benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of Purchase Payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.


Federal Penalty Tax on Early Distributions from Qualified Retirement Plans

The Code may impose a 10% penalty tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% penalty tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
 o Distribution received on or after the Annuitant reaches 591/2
 o Distribution received on or after the Annuitant's death or because of the Annuitant's disability (as defined in the Code)
 o Distribution received as a series of substantially equal periodic payments based on the Annuitant's life (or life expectancy), or
 o Distribution received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Unearned Income Medicare Contribution


Congress enacted the "Unearned Income Medicare Contribution" as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's "unearned income", or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. The tax is effective for tax years after December 31, 2012. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.



Transfers and Direct Rollovers

As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.


Death Benefit and IRAs


Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.



Federal Income Tax Withholding


We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.


Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.


Our Tax Status

Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.


Changes in the Law

The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Additional Information

Voting Rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.

Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a "quorum"), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each Contractowner provide their voting instructions to us. Even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, subject to fair representation requirements, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account - Fund Shares.



Return Privilege


Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to The Lincoln National Life Insurance Company at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. No surrender charges or Interest Adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.



For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the Purchase Payment(s) or Contract Value as of the Valuation Date we receive the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.



State Regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.


Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home Office, at least semi-annually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.


Other Information

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.


Special Arrangements

At times, we may offer variations of the contracts described in this prospectus to existing owners as part of an exchange program. Contracts purchased through this exchange offer may impose different fees and expenses and provide certain additional benefits from those described in this prospectus.

Legal Proceedings

In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period.

Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N


Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment
Calculations
Determination of Accumulation and Annuity Unit
Value
Capital Markets
Advertising & Ratings
More About the S&P Index
Additional Services
Other Information
Financial Statements

For a free copy of the SAI complete the form below:










                Statement of Additional Information Request Card
                    Lincoln ChoicePlus AssuranceSM (B Share)
                    Lincoln Life Variable Annuity Account N









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Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln ChoicePlus AssuranceSM (B Share).


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Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.

Appendix A - Condensed Financial Information

Accumulation Unit Values

The following information relates to Accumulation Unit values and Accumulation Units for contracts purchased before June 5, 2005 for funds in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.





                        with EEB                           with EGMDB                          with GOP
          ------------------------------------ ---------------------------------- ----------------------------------
            Accumulation Unit                   Accumulation Unit                  Accumulation Unit
                  value                               value                              value
          ----------------------   Number of   --------------------   Number of   --------------------   Number of
           Beginning    End of    accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
           of period    period       units      of period   period      units      of period   period      units
          ----------- ---------- ------------- ----------- -------- ------------- ----------- -------- -------------
              (Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
ABVPSF Global Thematic Growth
2003  .       2.788      3.944           96       10.996    13.000       2,557       11.495    13.009      23,491
2004  .       N/A         N/A         N/A          3.944     4.076           1*      13.009    13.487          55
2005  .       4.076      4.156            2       13.465    13.757          14       13.487    13.791          50
2006  .       4.156      4.431           18       13.757    14.695          13       13.791    14.747          44
2007  .       4.431      5.226            8       14.695    17.365          14       14.747    17.443          35
2008  .       5.226      2.700            9       17.365     8.991          20       17.443     9.041          29
2009  .       2.700      4.067            9        8.991    13.571          25        9.041    13.659          34
2010  .       4.067      4.744            7       13.571    15.861          27       13.659    15.980          33
2011  .       4.744      3.574            7       15.861    11.973          22       15.980    12.075          28
2012  .       3.574      3.981            7       11.973    13.363          17       12.075    13.491          20
---------     -----      -----        -----       ------    ------       -----       ------    ------      ------
ABVPSF Growth and Income
2003  .       7.889     10.257       27,102       10.886    12.021     144,888       10.979    12.029     145,258
2004  .      10.257     11.221           53       12.021    13.178         429       12.029    13.199         804
2005  .      11.221     11.545           81       13.178    13.585         656       13.199    13.621       1,146
2006  .      11.545     13.285           80       13.585    15.664         591       13.621    15.721       1,048
2007  .      13.285     13.703           75       15.664    16.188         511       15.721    16.263         937
2008  .      13.703      7.993           51       16.188     9.462         462       16.263     9.516         816
2009  .       7.993      9.463           44        9.462    11.224         410        9.516    11.298         736
2010  .       9.463     10.499           42       11.224    12.478         359       11.298    12.574         628
2011  .      10.499     10.954           25       12.478    13.045         278       12.574    13.158         492
2012  .      10.954     12.633           22       13.045    15.074         187       13.158    15.220         359
---------    ------     ------       ------       ------    ------     -------       ------    ------     -------
ABVPSF International Value
2006  .      10.950     11.842            5       10.298    11.857          21        9.652    11.864          94
2007  .      11.842     12.297            7       11.857    12.337          89       11.864    12.357         166
2008  .      12.297      5.651            5       12.337     5.680          98       12.357     5.695         106
2009  .       5.651      7.468            3        5.680     7.522          83        5.695     7.549          59
2010  .       7.468      7.662            3        7.522     7.733          64        7.549     7.768          73
2011  .       7.662      6.071            3        7.733     6.140          46        7.768     6.174          64
2012  .       6.071      6.820            2        6.140     6.910          24        6.174     6.956          36
---------    ------     ------       ------       ------    ------     -------       ------    ------     -------
ABVPSF Large Cap Growth
2003  .       N/A         N/A         N/A         10.498    11.502       3,830       10.400    11.509       4,335
2004  .       5.186      5.527            1*      11.502    12.282          38       11.509    12.302          55
2005  .       5.527      6.243           10       12.282    13.902          61       12.302    13.939          69
2006  .       6.243      6.101            2       13.902    13.614          49       13.939    13.664          63
2007  .       6.101      6.819            2       13.614    15.247          49       13.664    15.318          50
2008  .       6.819      4.036            1*      15.247     9.043          44       15.318     9.095          40
2009  .       4.036      5.443            1*       9.043    12.221          29        9.095    12.302          32
2010  .       5.443      5.881            1*      12.221    13.229          20       12.302    13.330          21
2011  .       5.881      5.595            1*      13.229    12.612          15       13.330    12.721           8
2012  .       5.595      6.391            1*      12.612    14.435          13       12.721    14.575           6
---------    ------     ------       ------       ------    ------     -------       ------    ------     -------
ABVPSF Small/Mid Cap Value
2003  .      10.936     15.156          158       11.038    13.135      17,359       10.968    13.143      22,549
2004  .      15.156     17.751            4       13.135    15.415          84       13.143    15.440         180
2005  .      17.751     18.619            4       15.415    16.201         166       15.440    16.243         264
2006  .      18.619     20.915            2       16.201    18.235         182       16.243    18.301         266
2007  .      20.915     20.887            3       18.235    18.247         163       18.301    18.331         247
2008  .      20.887     13.201            3       18.247    11.556         144       18.331    11.620         246
2009  .      13.201     18.524            5       11.556    16.247         115       11.620    16.355         213
2010  .      18.524     23.065            3       16.247    20.272         110       16.355    20.426         177
2011  .      23.065     20.731            3       20.272    18.257          82       20.426    18.414         158
2012  .      20.731     24.159            3       18.257    21.318          54       18.414    21.523          97
---------    ------     ------       ------       ------    ------     -------       ------    ------     -------

                       with EEB                          with EGMDB                          with GOP
          ---------------------------------- ---------------------------------- ----------------------------------
           Accumulation Unit                  Accumulation Unit                  Accumulation Unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- ------------- ----------- -------- -------------
             (Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
American Century VP Inflation Protection
2003  .
2004  .       9.905    10.404           5        9.949   10.417          145      10.000    10.423          350
2005  .      10.404    10.393          21       10.417   10.427          638      10.423    10.443        1,052
2006  .      10.393    10.384          32       10.427   10.439          687      10.443    10.466        1,048
2007  .      10.384    11.185          32       10.439   11.267          524      10.466    11.307          931
2008  .      11.185    10.826          44       11.267   10.927          508      11.307    10.977        1,049
2009  .      10.826    11.740          40       10.927   11.872          548      10.977    11.938          984
2010  .      11.740    12.136          33       11.872   12.298          582      11.938    12.379        1,042
2011  .      12.136    13.340          27       12.298   13.544          441      12.379    13.647          936
2012  .      13.340    14.091          24       13.544   14.335          325      13.647    14.459          684
---------    ------    ------          --       ------   ------          ---      ------    ------        -----
American Funds Global Growth
2003  .
2004  .      10.216    11.266           4       10.199   11.280           99      10.000    11.286          179
2005  .      11.266    12.641          15       11.280   12.682          321      11.286    12.702          413
2006  .      12.641    14.975          17       12.682   15.053          344      12.702    15.092          425
2007  .      14.975    16.917          15       15.053   17.039          371      15.092    17.101          449
2008  .      16.917    10.252          17       17.039   10.347          351      17.101    10.394          432
2009  .      10.252    14.350          16       10.347   14.512          320      10.394    14.593          375
2010  .      14.350    15.773          16       14.512   15.983          289      14.593    16.089          328
2011  .      15.773    14.136          13       15.983   14.353          251      16.089    14.463          295
2012  .      14.136    17.043          11       14.353   17.338          204      14.463    17.488          213
---------    ------    ------          --       ------   ------          ---      ------    ------        -----
American Funds Global Small Capitalization
2003  .       5.627     8.497       5,265       11.232   14.143       41,776      10.747    14.152       38,793
2004  .       8.497    10.104          18       14.143   16.850          208      14.152    16.878          287
2005  .      10.104    12.458          23       16.850   20.818          309      16.878    20.873          446
2006  .      12.458    15.201          26       20.818   25.454          313      20.873    25.546          454
2007  .      15.201    18.157          20       25.454   30.464          293      25.546    30.605          432
2008  .      18.157     8.301          19       30.464   13.955          251      30.605    14.034          365
2009  .       8.301    13.170          17       13.955   22.185          236      14.034    22.332          321
2010  .      13.170    15.858          15       22.185   26.767          209      22.332    26.972          244
2011  .      15.858    12.612          15       26.767   21.331          156      26.972    21.515          194
2012  .      12.612    14.661          10       21.331   24.845          122      21.515    25.085          144
---------    ------    ------       -----       ------   ------       ------      ------    ------       ------
American Funds Growth
2003  .       5.368     7.224      63,366       10.899   12.326      428,135      10.694    12.333      578,843
2004  .       7.224     7.993         148       12.326   13.666        1,680      12.333    13.689        3,051
2005  .       7.993     9.136         240       13.666   15.651        2,816      13.689    15.692        4,322
2006  .       9.136     9.904         235       15.651   17.001        2,656      15.692    17.063        4,020
2007  .       9.904    10.945         223       17.001   18.826        2,488      17.063    18.913        3,738
2008  .      10.945     6.032         166       18.826   10.396        2,235      18.913    10.455        3,396
2009  .       6.032     8.272         164       10.396   14.285        2,009      10.455    14.379        3,066
2010  .       8.272     9.657         150       14.285   16.709        1,707      14.379    16.837        2,570
2011  .       9.657     9.092         128       16.709   15.764        1,353      16.837    15.901        2,017
2012  .       9.092    10.543          85       15.764   18.317          983      15.901    18.494        1,497
---------    ------    ------      ------       ------   ------      -------      ------    ------      -------
American Funds Growth-Income
2003  .       8.456    11.015      31,468       10.816   12.300      521,408      10.609    12.308      710,289
2004  .      11.015    11.959         106       12.300   13.381        2,087      12.308    13.403        3,755
2005  .      11.959    12.449         166       13.381   13.957        3,277      13.403    13.994        5,239
2006  .      12.449    14.107         192       13.957   15.848        3,178      13.994    15.905        4,799
2007  .      14.107    14.576         191       15.848   16.407        2,930      15.905    16.483        4,378
2008  .      14.576     8.911         145       16.407   10.051        2,527      16.483    10.107        3,790
2009  .       8.911    11.503         142       10.051   13.001        2,153      10.107    13.087        3,339
2010  .      11.503    12.608         126       13.001   14.278        1,956      13.087    14.387        2,817
2011  .      12.608    12.174         109       14.278   13.814        1,681      14.387    13.934        2,308
2012  .      12.174    14.069          77       13.814   15.996        1,279      13.934    16.151        1,747
---------    ------    ------      ------       ------   ------      -------      ------    ------      -------

                        with EEB                           with EGMDB                          with GOP
          ------------------------------------ ---------------------------------- ----------------------------------
            Accumulation Unit                   Accumulation Unit                  Accumulation Unit
                  value                               value                              value
          ----------------------   Number of   --------------------   Number of   --------------------   Number of
           Beginning    End of    accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
           of period    period       units      of period   period      units      of period   period      units
          ----------- ---------- ------------- ----------- -------- ------------- ----------- -------- -------------
              (Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
American Funds International
2003  .       5.168      6.855      26,676        10.747    13.207      96,534       10.621    13.215     152,661
2004  .       6.855      8.045          65        13.207    15.532         600       13.215    15.557       1,009
2005  .       8.045      9.615          94        15.532    18.600         897       15.557    18.649       1,515
2006  .       9.615     11.253          90        18.600    21.812         896       18.649    21.890       1,517
2007  .      11.253     13.285          81        21.812    25.802         835       21.890    25.921       1,435
2008  .      13.285      7.563          69        25.802    14.718         747       25.921    14.801       1,294
2009  .       7.563     10.644          69        14.718    20.754         648       14.801    20.892       1,040
2010  .      10.644     11.227          68        20.754    21.935         550       20.892    22.103         879
2011  .      11.227      9.501          54        21.935    18.600         441       22.103    18.761         709
2012  .       9.501     11.019          44        18.600    21.615         334       18.761    21.824         531
---------    ------     ------      ------        ------    ------      ------       ------    ------     -------
BlackRock Global Allocation V.I.
2009  .      10.750     11.569           2        10.452    11.583          53       10.120    11.591          89
2010  .      11.569     12.491          16        11.583    12.531         162       11.591    12.552         149
2011  .      12.491     11.839          20        12.531    11.901         231       12.552    11.932         172
2012  .      11.839     12.806          19        11.901    12.899         187       11.932    12.946         175
---------    ------     ------      ------        ------    ------      ------       ------    ------     -------
Delaware VIP Diversified Income
2003  .
2004  .      10.207     10.872           4        10.031    10.885         238       10.081    10.891         407
2005  .      10.872     10.631          29        10.885    10.665         592       10.891    10.682       1,114
2006  .      10.631     11.248          28        10.665    11.307         613       10.682    11.336       1,130
2007  .      11.248     11.884          34        11.307    11.970         808       11.336    12.013       1,290
2008  .      11.884     11.117          42        11.970    11.220         728       12.013    11.272       1,406
2009  .      11.117     13.851          49        11.220    14.007         904       11.272    14.085       1,414
2010  .      13.851     14.696          43        14.007    14.891         604       14.085    14.989       1,273
2011  .      14.696     15.345          38        14.891    15.580         502       14.989    15.699       1,009
2012  .      15.345     16.131          37        15.580    16.411         366       15.699    16.553         746
---------    ------     ------      ------        ------    ------      ------       ------    ------     -------
Delaware VIP Emerging Markets
2003  .
2004  .      14.457     19.360           1*       10.279    13.580          26       10.258    13.588          51
2005  .      19.360     24.206           2        13.580    17.013         177       13.588    17.041         255
2006  .      24.206     30.194           2        17.013    21.265         166       17.041    21.320         289
2007  .      30.194     41.137           3        21.265    29.029         163       21.320    29.134         287
2008  .      41.137     19.550           4        29.029    13.824         138       29.134    13.888         258
2009  .      19.550     34.167           2        13.824    24.208         133       13.888    24.344         243
2010  .      34.167     39.728           2        24.208    28.204         132       24.344    28.391         216
2011  .      39.728     31.262           2        28.204    22.238          98       28.391    22.408         174
2012  .      31.262     35.112           2        22.238    25.027          80       22.408    25.244         135
---------    ------     ------      ------        ------    ------      ------       ------    ------     -------
Delaware VIP High Yield
2003  .       8.425     10.658       7,097        10.207    11.081     127,137       10.169    11.088     219,400
2004  .      10.658     11.953          28        11.081    12.453         374       11.088    12.473         788
2005  .      11.953     12.151          30        12.453    12.684         529       12.473    12.718       1,049
2006  .      12.151     13.409          28        12.684    14.026         501       12.718    14.077       1,020
2007  .      13.409     13.526          29        14.026    14.176         472       14.077    14.242         907
2008  .      13.526     10.054          13        14.176    10.559         390       14.242    10.619         805
2009  .      10.054     14.702          16        10.559    15.471         355       10.619    15.573         772
2010  .      14.702     16.618          15        15.470    17.522         263       15.573    17.655         729
2011  .      16.618     16.727           9        17.522    17.672         205       17.655    17.825         440
2012  .      16.727     19.308           8        17.672    20.440         163       17.825    20.638         310
---------    ------     ------      ------        ------    ------     -------       ------    ------     -------
Delaware VIP Limited-Term Diversified Income
2005  .       N/A         N/A         N/A         10.001     9.933           4        9.904     9.939           4
2006  .       N/A         N/A         N/A          9.933    10.214          11        9.939    10.230          49
2007  .       N/A         N/A         N/A         10.214    10.493          13       10.230    10.520          41
2008  .      10.207     10.202          15        10.493    10.275          37       10.520    10.311          90
2009  .      10.202     11.298          17        10.275    11.401         109       10.311    11.454         294
2010  .      11.298     11.590          25        11.401    11.720         210       11.454    11.785         414
2011  .      11.590     11.692          28        11.720    11.847         174       11.785    11.925         410
2012  .      11.692     11.791          27        11.847    11.971         167       11.925    12.062         373
---------    ------     ------      ------        ------    ------     -------       ------    ------     -------

                        with EEB                           with EGMDB                          with GOP
          ------------------------------------ ---------------------------------- ----------------------------------
            Accumulation Unit                   Accumulation Unit                  Accumulation Unit
                  value                               value                              value
          ----------------------   Number of   --------------------   Number of   --------------------   Number of
           Beginning    End of    accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
           of period    period       units      of period   period      units      of period   period      units
          ----------- ---------- ------------- ----------- -------- ------------- ----------- -------- -------------
              (Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
Delaware VIP REIT
2003  .      11.748     15.453        4,172       10.208    12.201      83,809       10.623    12.209     124,330
2004  .      15.453     19.926           11       12.201    15.764         354       12.209    15.789         622
2005  .      19.926     20.944           17       15.764    16.602         459       15.789    16.646         888
2006  .      20.944     27.260           19       16.602    21.653         434       16.646    21.731         811
2007  .      27.260     23.012           17       21.653    18.315         364       21.731    18.400         646
2008  .      23.012     14.648           11       18.315    11.682         315       18.400    11.747         512
2009  .      14.648     17.756           10       11.682    14.189         226       11.747    14.283         434
2010  .      17.756     22.114            9       14.189    17.706         227       14.283    17.842         366
2011  .      22.114     24.062            7       17.706    19.304         179       17.842    19.472         258
2012  .      24.062     27.599            6       19.304    22.186          99       19.472    22.401         196
---------    ------     ------        -----       ------    ------      ------       ------    ------     -------
Delaware VIP Small Cap Value
2003  .      12.061     16.806        6,379       11.155    13.172      98,937       10.703    13.180     111,701
2004  .      16.806     20.029           12       13.172    15.729         345       13.180    15.755         555
2005  .      20.029     21.504           18       15.729    16.921         509       15.755    16.965         864
2006  .      21.504     24.512           20       16.921    19.327         524       16.965    19.397         854
2007  .      24.512     22.462           20       19.327    17.746         437       19.397    17.828         765
2008  .      22.462     15.451           16       17.746    12.231         379       17.828    12.300         643
2009  .      15.451     19.995           16       12.231    15.860         272       12.300    15.965         506
2010  .      19.995     25.945           11       15.860    20.621         264       15.965    20.778         442
2011  .      25.945     25.115            9       20.621    20.001         189       20.778    20.174         332
2012  .      25.115     28.072            7       20.001    22.400         132       20.174    22.617         265
---------    ------     ------        -----       ------    ------      ------       ------    ------     -------
Delaware VIP Smid Cap Growth(6)
2003  .       5.075      6.729       16,177       11.055    12.554     123,911       10.668    12.562     135,197
2004  .       6.729      7.434           44       12.554    13.897         380       12.562    13.920         657
2005  .       7.434      7.723           53       13.897    14.466         461       13.920    14.504         741
2006  .       7.723      8.154           48       14.466    15.304         365       14.504    15.359         695
2007  .       8.154      8.859           46       15.304    16.661         283       15.359    16.738         584
2008  .       8.859      4.630           33       16.661     8.726         240       16.738     8.775         473
2009  .       4.630      7.031           32        8.726    13.277         199        8.775    13.365         396
2010  .       8.358      9.454           28       15.806    17.887         169       15.923    18.023         322
2011  .       9.454     10.034           19       17.887    19.022         141       18.023    19.187         245
2012  .      10.034     10.927           14       19.022    20.756         102       19.187    20.957         190
---------    ------     ------       ------       ------    ------     -------       ------    ------     -------
Delaware VIP U.S. Growth
2003  .       8.101      9.830       16,463       10.533    11.473      51,438       10.619    11.480      86,721
2004  .       9.830      9.962           38       11.473    11.650         186       11.480    11.669         447
2005  .       9.962     11.211           38       11.650    13.137         177       11.669    13.171         483
2006  .      11.211     11.254           24       13.137    13.214         148       13.171    13.262         479
2007  .      11.254     12.440           26       13.214    14.636         129       13.262    14.703         417
2008  .      12.440      6.992           18       14.636     8.243         112       14.703     8.289         322
2009  .       6.992      9.831           16        8.243    11.613          95        8.289    11.690         264
2010  .       9.831     10.980           15       11.613    12.995          74       11.690    13.095         217
2011  .      10.980     11.610            2       12.995    13.769          64       13.095    13.888         197
2012  .      11.610     13.242            2       13.769    15.736          57       13.888    15.888         153
---------    ------     ------       ------       ------    ------     -------       ------    ------     -------
Delaware VIP Value
2003  .       8.712     10.978        2,552       11.075    12.053      12,322       10.704    12.060      63,785
2004  .      10.978     12.373            7       12.053    13.612          67       12.060    13.634         290
2005  .      12.373     12.876           13       13.612    14.193         193       13.634    14.230         508
2006  .      12.876     15.678           12       14.193    17.317         238       14.230    17.380         604
2007  .      15.678     14.960           12       17.317    16.557         217       17.380    16.633         566
2008  .      14.960      9.775            8       16.557    10.840         175       16.633    10.901         458
2009  .       9.775     11.312            7       10.840    12.570         179       10.901    12.654         444
2010  .      11.312     12.832            7       12.570    14.288         159       12.654    14.397         409
2011  .      12.832     13.791            6       14.288    15.386         139       14.397    15.519         326
2012  .      13.791     15.524            6       15.386    17.353          87       15.519    17.521         208
---------    ------     ------       ------       ------    ------     -------       ------    ------     -------
DWS Alternative Asset Allocation
2009  .       N/A         N/A         N/A         10.490    12.103           3       10.594    11.507           6
2010  .       N/A         N/A         N/A         12.103    13.378           7       11.507    12.732           9
2011  .       N/A         N/A         N/A         13.378    12.775          13       12.732    12.170          23
2012  .       N/A         N/A         N/A         12.775    13.770          12       12.170    13.131          12
---------    ------     ------       ------       ------    ------     -------       ------    ------     -------

                        with EEB                           with EGMDB                          with GOP
          ------------------------------------ ---------------------------------- ----------------------------------
            Accumulation Unit                   Accumulation Unit                  Accumulation Unit
                  value                               value                              value
          ----------------------   Number of   --------------------   Number of   --------------------   Number of
           Beginning    End of    accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
           of period    period       units      of period   period      units      of period   period      units
          ----------- ---------- ------------- ----------- -------- ------------- ----------- -------- -------------
              (Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
DWS VIT Equity 500 Index
2003  .      10.870     12.029       5,922        10.775    12.044      62,101       10.931    12.052      79,533
2004  .      12.029     13.053          14        12.044    13.095         158       12.052    13.117         322
2005  .      13.053     13.406          31        13.095    13.477         228       13.117    13.512         410
2006  .      13.406     15.197          30        13.477    15.308         215       13.512    15.363         377
2007  .      15.197     15.701          30        15.308    15.847         185       15.363    15.920         319
2008  .      15.701      9.677          25        15.847     9.787         148       15.920     9.842         304
2009  .       9.677     11.996          22         9.787    12.156          96        9.842    12.237         246
2010  .      11.996     13.513          20        12.156    13.721          87       12.237    13.826         203
2011  .      13.513     13.491          14        13.721    13.726         124       13.826    13.845         154
2012  .      13.491     15.317          14        13.726    15.614          74       13.845    15.765         111
---------    ------     ------       -----        ------    ------      ------       ------    ------      ------
DWS VIT Small Cap Index
2003  .      11.470     13.527       1,879        11.221    13.543      16,399       11.588    13.552      31,979
2004  .      13.527     15.631           2        13.543    15.681          56       13.552    15.707         149
2005  .      15.631     15.989           2        15.681    16.073         106       15.707    16.115         221
2006  .      15.989     18.431           4        16.073    18.565         106       16.115    18.632         227
2007  .      18.431     17.738           4        18.565    17.902          91       18.632    17.985         213
2008  .      17.738     11.458           1*       17.902    11.588          53       17.985    11.653         172
2009  .      11.458     14.231           1*       11.588    14.421          50       11.653    14.517         155
2010  .      14.231     17.653           1*       14.421    17.924          49       14.517    18.061         118
2011  .       N/A         N/A         N/A         17.924    16.858          33       18.061    17.004          86
2012  .       N/A         N/A         N/A         16.858    19.253          21       17.004    19.439          52
---------    ------     ------       -----        ------    ------      ------       ------    ------      ------
Fidelity VIP Contrafund
2003  .       9.726     12.264       7,863        10.656    12.264      40,036       10.434    12.272      56,255
2004  .      12.264     13.892          23        12.264    13.920         322       12.272    13.942         601
2005  .      13.892     15.941          35        13.920    16.008         660       13.942    16.049       1,109
2006  .      15.941     17.473          43        16.008    17.581         791       16.049    17.644       1,196
2007  .      17.473     20.161          36        17.581    20.326         673       17.644    20.420       1,144
2008  .      20.161     11.365          40        20.326    11.481         607       20.420    11.545         997
2009  .      11.365     15.143          34        11.481    15.329         522       11.545    15.430         862
2010  .      15.143     17.417          28        15.329    17.665         491       15.430    17.800         747
2011  .      17.417     16.655          25        17.665    16.926         415       17.800    17.073         631
2012  .      16.655     19.027          18        16.926    19.375         278       17.073    19.562         477
---------    ------     ------       -----        ------    ------      ------       ------    ------      ------
Fidelity VIP Equity-Income
2003  .       8.250     10.552       1,323        10.728    12.407      30,223       10.627    12.415      69,948
2004  .      10.552     11.545           7        12.407    13.602         143       12.415    13.624         361
2005  .      11.545     11.989          18        13.602    14.153         367       13.624    14.190         618
2006  .      11.989     14.143          18        14.153    16.730         364       14.190    16.790         589
2007  .      14.143     14.088          16        16.730    16.699         300       16.790    16.776         527
2008  .      14.088      7.925          15        16.699     9.412         283       16.776     9.465         468
2009  .       7.925     10.125          12         9.412    12.048         264        9.465    12.129         396
2010  .      10.125     11.445          10        12.048    13.647         236       12.129    13.751         322
2011  .      11.445     11.331           8        13.647    13.538         195       13.751    13.655         240
2012  .      11.331     13.046           7        13.538    15.619         126       13.655    15.770         178
---------    ------     ------       -----        ------    ------      ------       ------    ------      ------
Fidelity VIP Growth
2003  .       4.630      6.037       2,306        11.147    12.297       6,669       10.614    12.305      22,673
2004  .       6.037      6.123          10        12.297    12.498          72       12.305    12.519         177
2005  .       6.123      6.355          23        12.498    12.996         180       12.519    13.031         316
2006  .       6.355      6.661          32        12.996    13.651         164       13.031    13.701         307
2007  .       6.661      8.299          23        13.651    17.042         135       13.701    17.121         284
2008  .       8.299      4.301          16        17.042     8.850         130       17.121     8.900         242
2009  .       4.301      5.414          17         8.850    11.162         131        8.900    11.236         211
2010  .       5.414      6.596          14        11.162    13.627         121       11.236    13.731         186
2011  .       6.596      6.486          12        13.627    13.426         106       13.731    13.542         150
2012  .       6.486      7.299          10        13.426    15.139          87       13.542    15.285          92
---------    ------     ------       -----        ------    ------      ------       ------    ------      ------

                        with EEB                           with EGMDB                          with GOP
          ------------------------------------ ---------------------------------- ----------------------------------
            Accumulation Unit                   Accumulation Unit                  Accumulation Unit
                  value                               value                              value
          ----------------------   Number of   --------------------   Number of   --------------------   Number of
           Beginning    End of    accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
           of period    period       units      of period   period      units      of period   period      units
          ----------- ---------- ------------- ----------- -------- ------------- ----------- -------- -------------
              (Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
Fidelity VIP Mid Cap
2005  .      10.237     11.564           1*       10.465    11.577          68       10.114    11.584          59
2006  .      11.564     12.786           5        11.577    12.826         188       11.584    12.846         173
2007  .      12.786     14.506           7        12.826    14.580         163       12.846    14.618         224
2008  .      14.506      8.617           9        14.580     8.679         164       14.618     8.710         268
2009  .       8.617     11.845           9         8.679    11.954         155        8.710    12.009         248
2010  .      11.845     14.981           6        11.954    15.148         153       12.009    15.233         229
2011  .      14.981     13.136           6        15.148    13.310         120       15.233    13.398         196
2012  .      13.136     14.803           5        13.310    15.029         113       13.398    15.143         131
---------    ------     ------           -        ------    ------         ---       ------    ------         ---
Fidelity VIP Overseas
2003  .       5.218      7.342      16,838        11.237    14.198      40,179       10.974    14.206      76,691
2004  .       7.342      8.184          40        14.198    15.856         200       14.206    15.882         450
2005  .       8.184      9.562          74        15.856    18.563         361       15.882    18.612         667
2006  .       9.562     11.077          59        18.563    21.548         305       18.612    21.626         597
2007  .      11.077     12.754          55        21.548    24.859         239       21.626    24.974         520
2008  .      12.754      7.030          42        24.859    13.730         215       24.974    13.808         428
2009  .       7.030      8.728          35        13.730    17.081         186       13.808    17.194         378
2010  .       8.728      9.687          31        17.081    18.995         161       17.194    19.140         319
2011  .       9.687      7.876          12        18.995    15.475         137       19.140    15.609         272
2012  .       7.876      9.326           9        15.475    18.361         107       15.609    18.538         190
---------    ------     ------      ------        ------    ------      ------       ------    ------      ------
FTVIPT Franklin Income Securities
2006  .      10.525     11.222           9        10.189    11.236          47       10.184    11.243         122
2007  .      11.222     11.453          16        11.236    11.490         111       11.243    11.509         271
2008  .      11.453      7.925          17        11.490     7.966         115       11.509     7.987         256
2009  .       7.925     10.570          14         7.966    10.646         184        7.987    10.685         394
2010  .      10.570     11.714          12        10.646    11.823         221       10.685    11.877         233
2011  .      11.714     11.797          12        11.823    11.930         180       11.877    11.997         166
2012  .      11.797     13.072           9        11.930    13.246         155       11.997    13.334         105
---------    ------     ------      ------        ------    ------      ------       ------    ------      ------
FTVIPT Franklin Small-Mid Cap Growth Securities
2003  .       4.702      6.348      10,500        10.812    12.960      17,276       10.734    12.968      22,352
2004  .       6.348      6.961          25        12.960    14.239          80       12.968    14.262         185
2005  .       6.961      7.175          24        14.239    14.706         133       14.262    14.744         216
2006  .       7.175      7.671          25        14.706    15.754         124       14.744    15.811         214
2007  .       7.671      8.394          19        15.754    17.273         107       15.811    17.353         180
2008  .       8.394      4.748          16        17.273     9.789         115       17.353     9.845         143
2009  .       4.748      6.705          22         9.789    13.853          82        9.845    13.945         143
2010  .       6.705      8.417          23        13.853    17.425          65       13.945    17.559         140
2011  .       8.417      7.879          22        17.425    16.345          45       17.559    16.486         110
2012  .       7.879      8.591          14        16.345    17.857          35       16.486    18.030          68
---------    ------     ------      ------        ------    ------      ------       ------    ------      ------
FTVIPT Mutual Shares Securities
2006  .      10.451     11.267           4        10.202    11.280          44       10.234    11.287          86
2007  .      11.267     11.467           6        11.280    11.502         154       11.287    11.520         190
2008  .      11.467      7.093          16        11.502     7.129         180       11.520     7.148         204
2009  .       7.093      8.795           5         7.129     8.857         185        7.148     8.889         156
2010  .       8.795      9.619           7         8.857     9.707         206        8.889     9.752         174
2011  .       9.619      9.363           7         9.707     9.467         119        9.752     9.521         141
2012  .       9.363     10.522           5         9.467    10.660          98        9.521    10.731         105
---------    ------     ------      ------        ------    ------      ------       ------    ------      ------
FTVIPT Templeton Global Bond Securities
2005  .       N/A         N/A         N/A         10.009     9.884           4        9.810     9.890           5
2006  .       N/A         N/A         N/A          9.884    10.986          53        9.890    11.003          21
2007  .      11.526     11.958           6        10.986    12.019         111       11.003    12.050          90
2008  .      11.958     12.492           8        12.019    12.581         213       12.050    12.626         380
2009  .      12.492     14.583           8        12.581    14.717         240       12.626    14.784         379
2010  .      14.583     16.417           6        14.717    16.601         222       14.784    16.694         392
2011  .      16.417     16.008          12        16.601    16.220         168       16.694    16.326         291
2012  .      16.008     18.118           8        16.220    18.395         152       16.326    18.534         243
---------    ------     ------      ------        ------    ------      ------       ------    ------      ------

                        with EEB                            with EGMDB                           with GOP
          ------------------------------------ ------------------------------------ ----------------------------------
            Accumulation Unit                    Accumulation Unit                   Accumulation Unit
                  value                                value                               value
          ----------------------   Number of   ----------------------   Number of   --------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning   End of   accumulation
           of period    period       units      of period    period       units      of period   period      units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- -------- -------------
               (Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
FTVIPT Templeton Growth Securities
2003  .       N/A         N/A         N/A         10.908     12.697      25,088        10.947    12.705      38,371
2004  .      10.322     11.780           2        12.697     14.520         108        12.705    14.544         213
2005  .      11.780     12.614          10        14.520     15.580         236        14.544    15.620         350
2006  .      12.614     15.114          14        15.580     18.704         250        15.620    18.772         371
2007  .      15.114     15.215          16        18.704     18.868         246        18.772    18.955         350
2008  .      15.215      8.632           8        18.868     10.725         178        18.955    10.786         277
2009  .       8.632     11.132           5        10.725     13.859         158        10.786    13.951         208
2010  .      11.132     11.759           4        13.859     14.669         145        13.951    14.782         178
2011  .      11.759     10.760           4        14.669     13.450         120        14.782    13.566         148
2012  .      10.760     12.813           3        13.450     16.049          75        13.566    16.204         102
---------    ------     ------        ----        ------     ------      ------        ------    ------      ------
Invesco V.I. Capital Appreciation
2006  .      12.095     11.906           2        14.629     14.420           3        14.673    14.473          15
2007  .      11.906     13.086           2        14.420     15.880           3        14.473    15.955          14
2008  .      13.086      7.385           2        15.880      8.980           2        15.955     9.031          12
2009  .       7.385      8.769           2         8.980     10.684           2         9.031    10.756           4
2010  .       8.769      9.937           2        10.684     12.131           1*       10.756    12.225           3
2011  .       9.937      8.981           1*       12.131     10.986           1*       12.225    11.082           2
---------    ------     ------        ----        ------     ------      ------        ------    ------      ------
Invesco V.I. Core Equity
2006  .      10.725     11.560           1*       13.332     14.389           3        13.371    14.442          58
2007  .      11.560     12.267           1*       14.389     15.300           3        14.442    15.371          57
2008  .      12.267      8.408           1*       15.300     10.507           2        15.371    10.566          56
2009  .       8.408     10.584           1*       10.507     13.254           2        10.566    13.342          54
2010  .      10.584     11.374           1*       13.254     14.271           2        13.342    14.380          59
2011  .      11.374     11.155           1*       14.271     14.024           2        14.380    14.146          39
2012  .      11.155     12.466           1*        N/A         N/A         N/A         14.146    15.856           7
---------    ------     ------        ----        ------     ------      ------        ------    ------      ------
Invesco V.I. International Growth
2003  .       N/A         N/A         N/A         10.728     12.485       3,260        10.612    12.492       9,072
2004  .       N/A         N/A         N/A         12.485     15.222           9        12.492    15.246          25
2005  .       N/A         N/A         N/A         15.222     17.659           9        15.246    17.704          29
2006  .       N/A         N/A         N/A         17.659     22.258           8        17.704    22.337          30
2007  .       N/A         N/A         N/A         22.258     25.107           9        22.337    25.221          30
2008  .       N/A         N/A         N/A         25.107     14.712           8        25.221    14.794          25
2009  .       N/A         N/A         N/A         14.712     19.562           6        14.794    19.691          22
2010  .       N/A         N/A         N/A         19.562     21.712           4        19.691    21.876          19
2011  .       N/A         N/A         N/A         21.712     19.903           3        21.876    20.074          16
2012  .       N/A         N/A         N/A         19.903     22.609           1*       20.074    22.826           8
---------    ------     ------        ----        ------     ------      ------        ------    ------      ------
Invesco Van Kampen V.I. American Franchise
2012  .      10.303      9.915           1*       12.612     12.154           1*       12.726    12.272           2
---------    ------     ------        ----        ------     ------      ------        ------    ------      ------
Janus Aspen Series Balanced
2003  .       9.786     10.947       5,918        10.056     10.853      58,774        10.311    10.860      47,831
2004  .      10.947     11.660           1*       10.853     11.584         111        10.860    11.603         156
2005  .      11.660     12.348           1*       11.584     12.292         140        11.603    12.324         191
2006  .      12.348     13.411           1*       12.292     13.377         168        12.324    13.425         174
2007  .      13.411     14.549           1*       13.377     14.541         168        13.425    14.608         146
2008  .      14.549     12.012           1*       14.541     12.030         157        14.608    12.097         119
2009  .       N/A         N/A         N/A         12.030     14.890         152        12.097    14.988         116
2010  .       N/A         N/A         N/A         14.890     15.867         147        14.988    15.988         117
2011  .       N/A         N/A         N/A         15.867     15.850         121        15.988    15.987          71
2012  .       N/A         N/A         N/A         15.850     17.712          62        15.987    17.883          37
---------    ------     ------       -----        ------     ------      ------        ------    ------      ------
Janus Aspen Series Enterprise
2003  .       N/A         N/A         N/A         10.825     12.411       4,426        11.055    12.419      14,502
2004  .      10.668     12.642           1*       12.411     14.737          28        12.419    14.761          57
2005  .      12.642     13.930           2        14.737     16.272          51        14.761    16.314          79
2006  .      13.930     15.525           2        16.272     18.171          46        16.314    18.237          73
2007  .      15.525     18.592           2        18.171     21.804          62        18.237    21.904          60
2008  .      18.592     10.267           2        21.804     12.065          33        21.904    12.133          45
2009  .      10.267     14.587           1*       12.065     17.176          30        12.133    17.290          37
2010  .      14.587     18.010           1*       17.176     21.249          24        17.290    21.411          32
2011  .      18.010     17.422           1*       21.249     20.597          22        21.411    20.775          28
2012  .      17.422     20.049           1*       20.597     23.749          15        20.775    23.978          15
---------    ------     ------       -----        ------     ------      ------        ------    ------      ------

                        with EEB                            with EGMDB                            with GOP
          ------------------------------------ ------------------------------------ ------------------------------------
            Accumulation Unit                    Accumulation Unit                    Accumulation Unit
                  value                                value                                value
          ----------------------   Number of   ----------------------   Number of   ----------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning    End of    accumulation
           of period    period       units      of period    period       units      of period    period       units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- ---------- -------------
                (Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
Janus Aspen Series Worldwide
2003  .       8.412     10.234       1,162        10.857     12.217       6,805        10.586     12.225       8,229
2004  .      10.234     10.522           2        12.217     12.587          11        12.225     12.607          20
2005  .      10.522     10.926           1*       12.587     13.096          10        12.607     13.130          16
2006  .      10.926     12.675           1*       13.096     15.223           8        13.130     15.278          16
2007  .      12.675     13.635           1*       15.223     16.408           6        15.278     16.484          15
2008  .       N/A         N/A         N/A         16.408      8.926           7        16.484      8.976           4
2009  .       N/A         N/A         N/A          8.926     12.088           6         8.976     12.168           4
2010  .       N/A         N/A         N/A         12.088     13.763           6        12.168     13.868           4
2011  .       N/A         N/A         N/A         13.763     11.667           6        13.868     11.768           4
2012  .       N/A         N/A         N/A         11.667     13.783           3        11.768     13.916           4
---------    ------     ------       -----        ------     ------       -----        ------     ------       -----
LVIP Baron Growth Opportunities(4)
2006  .       N/A         N/A         N/A          9.284     10.629           2        10.172     10.636           5
2007  .      11.349     10.800          10        10.629     10.835          33        10.636     10.853          35
2008  .      10.800      6.465           7        10.835      6.499          44        10.853      6.517         123
2009  .       6.465      8.797           1*        6.499      8.861          43         6.517      8.893         137
2010  .       8.797     10.936           1*        8.861     11.037          42         8.893     11.089         118
2011  .      10.936     11.190           1*       11.037     11.316          30        11.089     11.380         125
2012  .      11.190     13.015           1*       11.316     13.188          23        11.380     13.276          88
---------    ------     ------       -----        ------     ------       -----        ------     ------       -----
LVIP BlackRock Emerging Markets Index RPM
2012  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
---------    ------     ------       -----        ------     ------       -----        ------     ------       -----
LVIP BlackRock Equity Dividend RPM
2005  .       N/A         N/A         N/A          9.986     10.484           7        10.035     10.490           3
2006  .       N/A         N/A         N/A         10.484     11.469           6        10.490     11.487           2
2007  .       N/A         N/A         N/A         11.469     11.766           5        11.487     11.797           3
2008  .       N/A         N/A         N/A         11.766      7.134           3        11.797      7.160           3
2009  .       N/A         N/A         N/A          7.134      8.649           3         7.160      8.688          10
2010  .       N/A         N/A         N/A          8.649     10.028           2         8.688     10.084           8
2011  .       N/A         N/A         N/A         10.028      9.605           2        10.084      9.669           7
2012  .       N/A         N/A         N/A          9.605     11.047           4         9.669     11.131           6
---------    ------     ------       -----        ------     ------       -----        ------     ------       -----
LVIP BlackRock Inflation Protected Bond
2010  .       N/A         N/A         N/A         10.159     10.108           3        10.287     10.115           2
2011  .      10.096     11.110           3        10.108     11.146          52        10.115     11.164         116
2012  .      11.110     11.611           1*       11.146     11.672          58        11.164     11.703         129
---------    ------     ------       -----        ------     ------       -----        ------     ------       -----
LVIP Capital Growth
2007  .       N/A         N/A         N/A          9.772     10.714           2         9.772     10.721           4
2008  .       N/A         N/A         N/A         10.714      6.153           1*       10.721      6.163           4
2009  .       N/A         N/A         N/A          6.153      8.158          11         6.163      8.179           7
2010  .       N/A         N/A         N/A          8.158      9.541           7         8.179      9.576           8
2011  .       N/A         N/A         N/A          9.541      8.535           1*        9.576      8.574           9
2012  .       N/A         N/A         N/A          8.535      9.991          11         8.574     10.047           5
---------    ------     ------       -----        ------     ------       -----        ------     ------       -----
LVIP Clarion Global Real Estate
2007  .       8.693      8.218           8         9.558      8.228          90        10.087      8.233          59
2008  .       8.218      4.674           3         8.228      4.689          84         8.233      4.697         156
2009  .       4.674      6.321           5         4.689      6.354         173         4.697      6.371         150
2010  .       6.321      7.316           7         6.354      7.369         174         6.371      7.396         152
2011  .       7.316      6.556           9         7.369      6.616          80         7.396      6.647         143
2012  .       6.556      8.021           5         6.616      8.112          83         6.647      8.157         121
---------    ------     ------       -----        ------     ------       -----        ------     ------       -----
LVIP Columbia Small-Mid Cap Growth RPM
2007  .      10.944     10.836           5         9.906     10.936          11         9.907     10.856           6
2008  .      10.836      5.390           4        10.936      5.450           8        10.856      5.416          27
2009  .       N/A         N/A         N/A          5.450      7.953          15         5.416      7.910          24
2010  .       N/A         N/A         N/A          7.953      9.950          26         7.910      9.907          82
2011  .       N/A         N/A         N/A          9.950      9.039          46         9.907      9.009          42
2012  .       N/A         N/A         N/A          9.039      9.463          25         9.009      9.440          49
---------    ------     ------       -----        ------     ------       -----        ------     ------       -----

                        with EEB                            with EGMDB                           with GOP
          ------------------------------------ ------------------------------------ ----------------------------------
            Accumulation Unit                    Accumulation Unit                   Accumulation Unit
                  value                                value                               value
          ----------------------   Number of   ----------------------   Number of   --------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning   End of   accumulation
           of period    period       units      of period    period       units      of period   period      units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- -------- -------------
               (Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
LVIP Delaware Bond
2003  .       9.965     10.014      52,492        10.166     10.026      498,436       10.107    10.033    1,042,567
2004  .      10.014     10.347         152        10.026     10.381        1,805       10.033    10.398        3,914
2005  .      10.347     10.421         221        10.381     10.475        2,951       10.398    10.503        5,210
2006  .      10.421     10.706         217        10.475     10.784        2,808       10.503    10.823        4,889
2007  .      10.706     11.076         208        10.784     11.178        2,561       10.823    11.230        4,605
2008  .      11.076     10.539         122        11.178     10.658        1,988       11.230    10.718        3,729
2009  .      10.539     12.283         103        10.658     12.446        1,823       10.718    12.529        3,325
2010  .      12.283     13.062          96        12.446     13.263        1,644       12.529    13.364        2,851
2011  .      13.062     13.781          52        13.263     14.021        1,325       13.364    14.142        2,290
2012  .      13.781     14.401          44        14.021     14.681          934       14.142    14.823        1,657
---------    ------     ------      ------        ------     ------      -------       ------    ------    ---------
LVIP Delaware Diversified Floating Rate
2010  .       N/A         N/A         N/A         10.046     10.050            4       10.053    10.056           15
2011  .      10.037      9.825           1*       10.050      9.857           22       10.056     9.873           33
2012  .       9.825     10.047           2         9.857     10.100           28        9.873    10.126           37
---------    ------     ------      ------        ------     ------      -------       ------    ------    ---------
LVIP Delaware Foundation Aggressive Allocation(5)
2003  .       N/A         N/A         N/A         10.332     11.357        7,325       10.406    11.364        7,333
2004  .      11.342     12.637           1*       11.357     12.678           29       11.364    12.699           54
2005  .      12.637     13.242           1*       12.678     13.312           81       12.699    13.347           98
2006  .      13.242     14.878           1*       13.312     14.986           81       13.347    15.041          105
2007  .      14.878     15.529           1*       14.986     15.674           65       15.041    15.746          102
2008  .      15.529     10.175           1*       15.674     10.290           58       15.746    10.348          119
2009  .      10.175     13.177           1*       10.290     13.352           59       10.348    13.441           68
2010  .      13.177     14.543           1*       13.352     14.767           56       13.441    14.879           48
2011  .      14.543     13.980           1*       14.767     14.223           35       14.879    14.347           38
2012  .      13.980     15.541           1*       14.223     15.843           24       14.347    15.996           27
---------    ------     ------      ------        ------     ------      -------       ------    ------    ---------
LVIP Delaware Growth and Income
2005  .       N/A         N/A         N/A          N/A         N/A         N/A         10.079    10.382            1*
2006  .       N/A         N/A         N/A         10.753     11.462            7       10.382    11.481           18
2007  .       N/A         N/A         N/A         11.462     11.958           51       11.481    11.989           53
2008  .       N/A         N/A         N/A         11.958      7.544           53       11.989     7.571          104
2009  .       N/A         N/A         N/A          7.544      9.237           52        7.571     9.280          115
2010  .       N/A         N/A         N/A          9.237     10.246           55        9.280    10.304           79
2011  .       N/A         N/A         N/A         10.246     10.184           41       10.304    10.251           68
2012  .       N/A         N/A         N/A         10.184     11.534           41       10.251    11.622           40
---------    ------     ------      ------        ------     ------      -------       ------    ------    ---------
LVIP Delaware Social Awareness
2003  .      11.029     12.260      19,777        10.888     12.275       64,861       10.996    12.282      122,171
2004  .      12.260     13.557          45        12.275     13.601          302       12.282    13.623          607
2005  .      13.557     14.902          59        13.601     14.980          465       13.623    15.020          829
2006  .      14.902     16.421          49        14.980     16.540          399       15.020    16.600          752
2007  .      16.421     16.590          41        16.540     16.744          348       16.600    16.821          669
2008  .      16.590     10.666          32        16.744     10.786          304       16.821    10.847          522
2009  .      10.666     13.590          23        10.786     13.772          266       10.847    13.863          452
2010  .      13.590     14.863          19        13.772     15.091          227       13.863    15.206          373
2011  .      14.863     14.661           9        15.091     14.916          187       15.206    15.046          284
2012  .      14.661     16.568           8        14.916     16.890          146       15.046    17.053          217
---------    ------     ------      ------        ------     ------      -------       ------    ------    ---------
LVIP Delaware Special Opportunities
2007  .       N/A         N/A         N/A          9.204      9.151            6        9.800     9.156            5
2008  .       N/A         N/A         N/A          9.151      5.695           15        9.156     5.704           26
2009  .       N/A         N/A         N/A          5.695      7.296            8        5.704     7.315           34
2010  .       7.258      9.294           2         7.296      9.362          130        7.315     9.395           72
2011  .       9.294      8.636           2         9.362      8.716            8        9.395     8.757           63
2012  .       8.636      9.730           1*        8.716      9.840            7        8.757     9.895           35
---------    ------     ------      ------        ------     ------      -------       ------    ------    ---------
LVIP Dimensional Non-U.S. Equity
2011  .       8.211      8.298           1*        9.656      8.308            1*      10.076     8.313           31
2012  .       8.298      9.670           1*        8.308      9.701            1*       8.313     9.717           16
---------    ------     ------      ------        ------     ------      -------       ------    ------    ---------
LVIP Dimensional U.S. Equity
2011  .       8.530      9.353           1*        9.524      9.364            2        9.958     9.370           53
2012  .       9.353     10.774           1*        9.364     10.809            1*       9.370    10.827           24
---------    ------     ------      ------        ------     ------      -------       ------    ------    ---------

                        with EEB                           with EGMDB                          with GOP
          ------------------------------------ ---------------------------------- ----------------------------------
            Accumulation Unit                   Accumulation Unit                  Accumulation Unit
                  value                               value                              value
          ----------------------   Number of   --------------------   Number of   --------------------   Number of
           Beginning    End of    accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
           of period    period       units      of period   period      units      of period   period      units
          ----------- ---------- ------------- ----------- -------- ------------- ----------- -------- -------------
              (Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
LVIP Dimensional/Vanguard Total Bond
2011  .      10.351     10.341           1*       10.039    10.354          79       10.039    10.360          53
2012  .      10.341     10.525           1*       10.354    10.560          56       10.360    10.577          26
---------    ------     ------           -        ------    ------          --       ------    ------          --
LVIP Global Income
2009  .      10.687     10.668           1*       10.290    10.685          15       10.228    10.691          12
2010  .      10.668     11.482          11        10.685    11.523          52       10.691    11.541          47
2011  .      11.482     11.388          10        11.523    11.451          56       11.541    11.481          75
2012  .      11.388     12.033          10        11.451    12.124          43       11.481    12.168          66
---------    ------     ------          --        ------    ------          --       ------    ------          --
LVIP Growth Fund(2)
2005  .       N/A         N/A         N/A         10.007    10.831           2       10.012    10.837           5
2006  .       N/A         N/A         N/A         10.831    11.306           1*      10.837    11.324           5
---------    ------     ------        ----        ------    ------          --       ------    ------          --
LVIP Growth Opportunities(3)
2005  .       N/A         N/A         N/A         11.468    11.452           2       11.148    11.459           4
2006  .       N/A         N/A         N/A         11.452    12.404           2       11.459    12.424           5
---------    ------     ------        ----        ------    ------          --       ------    ------          --
LVIP JPMorgan High Yield
2010  .       N/A         N/A         N/A         10.805    10.815           2       10.754    10.822           1*
2011  .      10.802     10.894           1*       10.815    10.930          23       10.822    10.948         157
2012  .      10.894     12.284           5        10.930    12.349          22       10.948    12.381          92
---------    ------     ------        ----        ------    ------          --       ------    ------         ---
LVIP JPMorgan Mid Cap Value RPM
2007  .       N/A         N/A         N/A          N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A         N/A         N/A          8.238     6.081           1*       8.344     6.091          16
2009  .       N/A         N/A         N/A          6.081     7.453           1*       6.091     7.472          24
2010  .       N/A         N/A         N/A          7.453     9.142           1*       7.472     9.175          33
2011  .       N/A         N/A         N/A          9.142     8.829           1*       9.175     8.870          19
2012  .       N/A         N/A         N/A          8.829     9.878           1*       8.870     9.930          19
---------    ------     ------        ----        ------    ------       -----       ------    ------       -----
LVIP MFS International Growth
2007  .      11.465     11.146          10         9.717    11.159          36        9.718    11.166          11
2008  .      11.146      5.584           4        11.159     5.602          21       11.166     5.611          37
2009  .       5.584      7.443           1*        5.602     7.482          25        5.611     7.501          49
2010  .       7.443      8.260           1*        7.482     8.320          42        7.501     8.350         100
2011  .       8.260      7.304           1*        8.320     7.371          24        8.350     7.406          27
2012  .       7.304      8.557           1*        7.371     8.654          23        7.406     8.703          25
---------    ------     ------        ----        ------    ------       -----       ------    ------       -----
LVIP MFS Value
2007  .       N/A         N/A         N/A          9.709     9.718           3        9.710     9.724           5
2008  .       6.383      6.449           3         9.718     6.469          70        9.724     6.480         230
2009  .       6.449      7.654           4         6.469     7.694          94        6.480     7.714         252
2010  .       7.654      8.380           1*        7.694     8.441          94        7.714     8.472         250
2011  .       8.380      8.214           1*        8.441     8.290          63        8.472     8.329         232
2012  .       8.214      9.376           1*        8.290     9.482          61        8.329     9.535         177
---------    ------     ------        ----        ------    ------       -----       ------    ------       -----
LVIP Mid-Cap Value
2007  .       N/A         N/A         N/A          9.785     8.646           6        9.785     8.651          13
2008  .       N/A         N/A         N/A          8.646     5.040          53        8.651     5.048          10
2009  .       N/A         N/A         N/A          5.040     7.069          13        5.048     7.077          30
2010  .       N/A         N/A         N/A          7.069     8.611           9        7.077     8.629          25
2011  .       N/A         N/A         N/A          8.611     7.677           9        8.629     7.700          28
2012  .       N/A         N/A         N/A          7.677     9.368          25        7.700     9.406          20
---------    ------     ------        ----        ------    ------       -----       ------    ------       -----
LVIP Mondrian International Value
2003  .      10.919     13.129      28,404        10.999    13.145     102,569       10.713    13.153     158,565
2004  .      13.129     15.580          55        13.145    15.630         366       13.153    15.655         759
2005  .      15.580     17.203          63        15.630    17.294         592       15.655    17.339       1,123
2006  .      17.203     21.945          57        17.294    22.105         538       17.339    22.185       1,046
2007  .      21.945     24.005          50        22.105    24.228         467       22.185    24.340         935
2008  .      24.005     14.920          35        24.228    15.089         398       24.340    15.174         763
2009  .      14.920     17.747          29        15.089    17.983         318       15.174    18.102         644
2010  .      17.747     17.842          27        17.983    18.116         255       18.102    18.255         564
2011  .      17.842     16.768          14        18.116    17.060         255       18.255    17.208         423
2012  .      16.768     18.034           9        17.060    18.384         171       17.208    18.562         317
---------    ------     ------      ------        ------    ------     -------       ------    ------     -------

                        with EEB                            with EGMDB                            with GOP
          ------------------------------------ ------------------------------------ ------------------------------------
            Accumulation Unit                    Accumulation Unit                    Accumulation Unit
                  value                                value                                value
          ----------------------   Number of   ----------------------   Number of   ----------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning    End of    accumulation
           of period    period       units      of period    period       units      of period    period       units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- ---------- -------------
                (Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
LVIP Money Market
2003  .       9.982      9.919      23,059         9.994      9.931      83,571         9.993      9.937      215,198
2004  .       9.919      9.818          33         9.931      9.849         379         9.937      9.865          864
2005  .       9.818      9.902          39         9.849      9.954         634         9.865      9.980        1,447
2006  .       9.902     10.170          57         9.954     10.244         557         9.980     10.281        1,335
2007  .      10.170     10.474          36        10.244     10.571         815        10.281     10.620        1,568
2008  .      10.474     10.518          88        10.571     10.637       1,118        10.620     10.697        2,410
2009  .      10.518     10.354          89        10.637     10.492         917        10.697     10.562        1,510
2010  .      10.354     10.189          57        10.492     10.346         666        10.562     10.425        1,330
2011  .      10.189     10.026          49        10.346     10.200         675        10.425     10.288          949
2012  .      10.026      9.864          37        10.200     10.056         556        10.288     10.153          664
---------    ------     ------      ------        ------     ------      ------        ------     ------      -------
LVIP Protected Profile 2010
2007  .       N/A         N/A         N/A          N/A         N/A         N/A          9.883     10.453            3
2008  .       N/A         N/A         N/A         10.384      7.815          19        10.453      7.828            5
2009  .       N/A         N/A         N/A          7.815      9.559           5         7.828      9.584           14
2010  .       N/A         N/A         N/A          9.559     10.475           5         9.584     10.512            7
2011  .       N/A         N/A         N/A         10.475     10.426           4        10.512     10.474           12
2012  .       N/A         N/A         N/A         10.426     11.126           1*       10.474     11.189            9
---------    ------     ------      ------        ------     ------      ------        ------     ------      -------
LVIP Protected Profile 2020
2007  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2008  .       N/A         N/A         N/A          9.022      7.399          14         9.871      7.411            3
2009  .       N/A         N/A         N/A          7.399      9.141           9         7.411      9.165            1*
2010  .       N/A         N/A         N/A          9.141     10.068           9         9.165     10.105            8
2011  .       N/A         N/A         N/A         10.068      9.918           8        10.105      9.964           12
2012  .       N/A         N/A         N/A          9.918     10.567           4         9.964     10.627            8
---------    ------     ------      ------        ------     ------      ------        ------     ------      -------
LVIP Protected Profile 2030
2007  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2008  .       N/A         N/A         N/A          8.846      7.077           3         N/A         N/A         N/A
2009  .       N/A         N/A         N/A          7.077      8.904           4         8.662      8.927            3
2010  .       N/A         N/A         N/A          8.904      9.852           4         8.927      9.887            3
2011  .       N/A         N/A         N/A          9.852      9.631          22         9.887      9.675            9
2012  .       N/A         N/A         N/A          9.631     10.216          82         9.675     10.274           11
---------    ------     ------      ------        ------     ------      ------        ------     ------      -------
LVIP Protected Profile 2040
2007  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2008  .       N/A         N/A         N/A          8.378      6.479           1*        N/A         N/A         N/A
2009  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2010  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2011  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2012  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
---------    ------     ------      ------        ------     ------      ------        ------     ------      -------
LVIP Protected Profile Conservative
2005  .      10.074     10.252          10        10.154     10.263           1*        9.984     10.269          117
2006  .      10.252     10.998           7        10.263     11.033          10        10.269     11.050          131
2007  .      10.998     11.630           5        11.033     11.690          73        11.050     11.720          237
2008  .      11.630      9.306          17        11.690      9.373         127        11.720      9.406          318
2009  .       9.306     11.401          15         9.373     11.505         175         9.406     11.558          441
2010  .      11.401     12.362          31        11.505     12.500         168        11.558     12.570          375
2011  .      12.362     12.576          28        12.500     12.742         183        12.570     12.826          242
2012  .      12.576     13.546          26        12.742     13.752         101        12.826     13.857          247
---------    ------     ------      ------        ------     ------      ------        ------     ------      -------
LVIP Protected Profile Growth
2005  .       N/A         N/A         N/A         10.009     10.658          77        10.349     10.664           77
2006  .       N/A         N/A         N/A         10.658     11.960         183        10.664     11.979          319
2007  .       N/A         N/A         N/A         11.960     12.913         186        11.979     12.946          358
2008  .       N/A         N/A         N/A         12.913      8.453         240        12.946      8.483          381
2009  .       N/A         N/A         N/A          8.453     10.723         218         8.483     10.772          412
2010  .      10.625     11.751          10        10.723     11.882         210        10.772     11.949          413
2011  .      11.751     11.530          10        11.882     11.682         230        11.949     11.759          376
2012  .      11.530     12.348          10        11.682     12.536         189        11.759     12.631          334
---------    ------     ------      ------        ------     ------      ------        ------     ------      -------

                        with EEB                            with EGMDB                            with GOP
          ------------------------------------ ------------------------------------ ------------------------------------
            Accumulation Unit                    Accumulation Unit                    Accumulation Unit
                  value                                value                                value
          ----------------------   Number of   ----------------------   Number of   ----------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning    End of    accumulation
           of period    period       units      of period    period       units      of period    period       units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- ---------- -------------
                (Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
LVIP Protected Profile Moderate
2005  .      10.008     10.469         20          9.991     10.481        144          9.994     10.487        134
2006  .      10.469     11.510         29         10.481     11.546        353         10.487     11.564        284
2007  .      11.510     12.340         28         11.546     12.404        333         11.564     12.436        426
2008  .      12.340      8.884         29         12.404      8.948        442         12.436      8.980        534
2009  .       8.884     11.162         27          8.948     11.264        503          8.980     11.316        521
2010  .      11.162     12.261         26         11.264     12.399        455         11.316     12.468        527
2011  .      12.261     12.171         22         12.399     12.332        340         12.468     12.413        486
2012  .      12.171     13.088         21         12.332     13.287        256         12.413     13.388        413
---------    ------     ------         --         ------     ------        ---         ------     ------        ---
LVIP SSgA Bond Index
2008  .       N/A         N/A         N/A         10.074     10.467        194         10.062     10.473         91
2009  .      10.450     10.724          3         10.467     10.756        282         10.473     10.773        301
2010  .      10.724     11.150          4         10.756     11.206        327         10.773     11.235        517
2011  .      11.150     11.750          4         11.206     11.833        263         11.235     11.875        362
2012  .      11.750     11.973         12         11.833     12.082        111         11.875     12.137        302
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP SSgA Conservative Index Allocation
2010  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2011  .       N/A         N/A         N/A         10.447     10.549          4         10.452     10.564          7
2012  .      11.206     11.259          4          N/A         N/A         N/A         10.564     11.341          9
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP SSgA Conservative Structured Allocation
2010  .       N/A         N/A         N/A          N/A         N/A         N/A         10.405     10.405          8
2011  .       N/A         N/A         N/A         10.401     10.511          9         10.405     10.526         22
2012  .       N/A         N/A         N/A         10.511     11.198          8         10.526     11.225          4
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP SSgA Developed International 150
2008  .       N/A         N/A         N/A          9.486      6.265         29          9.554      6.268         16
2009  .       9.071      8.885          1*         6.265      8.912         34          6.268      8.926         62
2010  .       8.885      9.351          1*         8.912      9.398         47          8.926      9.422         97
2011  .       9.351      8.061          1*         9.398      8.119         46          9.422      8.147         82
2012  .       8.061      8.989          1*         8.119      9.071         21          8.147      9.112         66
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP SSgA Emerging Markets 100
2008  .       N/A         N/A         N/A          9.735      6.057         24          9.473      6.060         17
2009  .       6.679     11.276         10          6.057     11.310        110          6.060     11.328         72
2010  .      11.276     14.136          6         11.310     14.207        176         11.328     14.247        109
2011  .      14.136     11.797          6         14.207     11.880        125         14.247     11.925        111
2012  .      11.797     13.041          6         11.880     13.160         68         11.925     13.223         84
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP SSgA Global Tactical Allocation RPM(7)
2005  .      10.000     10.881          1*        10.578     10.894          9         10.046     10.900         24
2006  .      10.881     12.443          1*        10.894     12.482         42         10.900     12.502        255
2007  .      12.443     13.555          3         12.482     13.625         73         12.502     13.660        285
2008  .      13.555      7.917          3         13.625      7.974         52         13.660      8.003        274
2009  .       7.917     10.160          4          7.974     10.254         68          8.003     10.301         81
2010  .      10.160     10.842          1*        10.254     10.963         35         10.301     11.024         60
2011  .      10.842     10.660          1*        10.963     10.801         62         11.024     10.872         88
2012  .       N/A         N/A         N/A         10.801     11.804         40         10.872     11.893         90
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP SSgA International Index
2008  .       N/A         N/A         N/A          9.605      6.402         46          9.691      6.405         33
2009  .       8.165      8.022          1*         6.402      8.047         56          6.405      8.059         96
2010  .       8.022      8.426          1*         8.047      8.468         72          8.059      8.490        156
2011  .       8.426      7.244          1*         8.468      7.296         70          8.490      7.321        167
2012  .       7.244      8.395          1*         7.296      8.472         32          7.321      8.510        138
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP SSgA Large Cap 100
2008  .       N/A         N/A         N/A          9.502      6.978         56          9.490      6.982         30
2009  .       9.171      9.254          1*         6.978      9.282         75          6.982      9.296        119
2010  .       9.254     10.823          1*         9.282     10.877         94          9.296     10.905        174
2011  .      10.823     10.865          1*        10.877     10.942         78         10.905     10.980        123
2012  .      10.865     11.964          2         10.942     12.073         38         10.980     12.128         95
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP SSgA Moderate Index Allocation
2010  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2011  .       N/A         N/A         N/A          N/A         N/A         N/A         10.664     10.471          8
2012  .       N/A         N/A         N/A          N/A         N/A         N/A         10.471     11.511          8
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---

                        with EEB                           with EGMDB                          with GOP
          ------------------------------------ ---------------------------------- ----------------------------------
            Accumulation Unit                   Accumulation Unit                  Accumulation Unit
                  value                               value                              value
          ----------------------   Number of   --------------------   Number of   --------------------   Number of
           Beginning    End of    accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
           of period    period       units      of period   period      units      of period   period      units
          ----------- ---------- ------------- ----------- -------- ------------- ----------- -------- -------------
              (Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
LVIP SSgA Moderate Structured Allocation
2010  .       N/A         N/A         N/A          N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A         N/A         N/A          N/A        N/A        N/A         10.566    10.429          1*
2012  .       N/A         N/A         N/A         10.931    11.317         23        10.429    11.345         52
---------     --          --          ---         ------    ------       ----        ------    ------       ----
LVIP SSgA Moderately Aggressive Index Allocation
2010  .       N/A         N/A         N/A          N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A         N/A         N/A         10.797    10.345          1*       10.802    10.360          1*
2012  .       N/A         N/A         N/A          N/A        N/A        N/A         10.360    11.506          1*
---------     --          --          ---         ------    ------       ----        ------    ------       ----
LVIP SSgA Moderately Aggressive Structured Allocation
2010  .       N/A         N/A         N/A          N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A         N/A         N/A          N/A        N/A        N/A         10.861    10.502          1*
2012  .       N/A         N/A         N/A          N/A        N/A        N/A          N/A        N/A        N/A
---------     --          --          ---         ------    ------       ----        ------    ------       ----
LVIP SSgA S&P 500 Index(1)
2005  .       N/A         N/A         N/A         10.045    10.257          1*        9.977    10.263          2
2006  .       N/A         N/A         N/A         10.257    11.490          5        10.263    11.508          3
2007  .       N/A         N/A         N/A         11.486    11.379          9        11.508    11.408         32
2008  .       N/A         N/A         N/A         11.379     7.027        157        11.408     7.052         72
2009  .       8.589      8.631          1*         7.027     8.711        152         7.052     8.751        244
2010  .       8.631      9.717          1*         8.711     9.826        173         8.751     9.881        350
2011  .       9.717      9.710          1*         9.826     9.839        101         9.881     9.904        272
2012  .       9.710     11.018          2          9.839    11.187         59         9.904    11.272        199
---------     -----     ------        ---         ------    ------       ----        ------    ------       ----
LVIP SSgA Small-Cap Index
2007  .       N/A         N/A         N/A          9.913     9.156         42         9.914     9.161          8
2008  .       N/A         N/A         N/A          9.156     5.943         16         9.161     5.953         40
2009  .       6.986      7.325          1*         5.943     7.364         36         5.953     7.383         80
2010  .       7.325      9.069          1*         7.364     9.135         41         7.383     9.168        116
2011  .       9.069      8.493          1*         9.135     8.571         35         9.168     8.611        127
2012  .       8.493      9.657          1*         8.571     9.767         17         8.611     9.822         91
---------     -----     ------        ---         ------    ------       ----        ------    ------       ----
LVIP SSgA Small-Mid Cap 200
2008  .       N/A         N/A         N/A          9.957     7.229         21         9.170     7.233         14
2009  .       6.286     10.747          1*         7.229    10.780         38         7.233    10.796         36
2010  .      10.747     13.471          1*        10.780    13.539         41        10.796    13.573         52
2011  .      13.471     12.925          1*        13.539    13.016         29        13.573    13.062         55
2012  .      12.925     14.435          1*        13.016    14.567         19        13.062    14.633         46
---------    ------     ------        ---         ------    ------       ----        ------    ------       ----
LVIP T. Rowe Price Growth Stock
2007  .       N/A         N/A         N/A          9.841     9.933          3         9.841     9.939          4
2008  .       N/A         N/A         N/A          9.933     5.679         12         9.939     5.688         12
2009  .       N/A         N/A         N/A          5.679     7.989         36         5.688     8.010         68
2010  .       7.947      9.102          2          7.989     9.168         41         8.010     9.201         89
2011  .       9.102      8.784          2          9.168     8.865         45         9.201     8.906        144
2012  .       8.784     10.196          2          8.865    10.312         54         8.906    10.370        104
---------    ------     ------        ---         ------    ------       ----        ------    ------       ----
LVIP T. Rowe Price Structured Mid-Cap Growth
2003  .       N/A         N/A         N/A         11.098    12.336      9,123        10.989    12.343      2,985
2004  .      12.722     13.739         24         12.336    13.784         11        12.343    13.806         12
2005  .      13.739     14.805         24         13.784    14.882         52        13.806    14.921         21
2006  .      14.805     15.873         24         14.882    15.988         49        14.921    16.046         23
2007  .      15.873     17.690         24         15.988    17.854         22        16.046    17.937         26
2008  .      17.690      9.932         24         17.854    10.044         18        17.937    10.101         21
2009  .       9.932     14.261         24         10.044    14.451         19        10.101    14.547         28
2010  .      14.261     17.963          1*        14.451    18.239         20        14.547    18.379         24
2011  .      17.963     16.942          1*        18.239    17.237         16        18.379    17.386         17
2012  .      16.942     19.334          1*        17.237    19.710          8        17.386    19.900         14
---------    ------     ------        ---         ------    ------      -----        ------    ------      -----
LVIP Templeton Growth RPM
2007  .       N/A         N/A         N/A          9.811     9.804          2         9.811     9.810          6
2008  .       5.866      5.981          7          9.804     6.001         24         9.810     6.010         64
2009  .       5.981      7.519          4          6.001     7.559         18         6.010     7.579         65
2010  .       7.519      7.863          5          7.559     7.920         12         7.579     7.948         74
2011  .       7.863      7.476          4          7.920     7.545         80         7.948     7.580         68
2012  .       7.476      8.891          5          7.545     8.991         24         7.580     9.042         41
---------    ------     ------        ---         ------    ------      -----        ------    ------      -----

                        with EEB                           with EGMDB                          with GOP
          ------------------------------------ ---------------------------------- ----------------------------------
            Accumulation Unit                   Accumulation Unit                  Accumulation Unit
                  value                               value                              value
          ----------------------   Number of   --------------------   Number of   --------------------   Number of
           Beginning    End of    accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
           of period    period       units      of period   period      units      of period   period      units
          ----------- ---------- ------------- ----------- -------- ------------- ----------- -------- -------------
              (Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
LVIP UBS Large Cap Growth RPM
2003  .      11.419     12.186          88        10.833    12.203       1,011       10.487    12.211      10,769
2004  .      12.186     12.587           1*       12.203    12.630          27       12.211    12.651          60
2005  .      12.587     12.869           5        12.630    12.939          83       12.651    12.974         127
2006  .      12.869     13.849           5        12.939    13.952          79       12.974    14.003         109
2007  .      13.849     16.362           4        13.952    16.517          66       14.003    16.594         102
2008  .      16.362      9.501           6        16.517     9.610          64       16.594     9.664          86
2009  .       9.501     12.912           2         9.610    13.087          59        9.664    13.174          79
2010  .      12.912     14.108           2        13.087    14.328          55       13.174    14.437          71
2011  .      14.108     13.055           2        14.328    13.284          41       14.437    13.400          60
2012  .      13.055     14.909           1*       13.284    15.202          35       13.400    15.349          42
---------    ------     ------          --        ------    ------       -----       ------    ------      ------
LVIP Vanguard Domestic Equity ETF
2011  .       N/A         N/A         N/A          9.613     9.359          27        9.613     9.365           9
2012  .       N/A         N/A         N/A          9.359    10.596          17        9.365    10.613          13
---------    ------     ------        ----        ------    ------       -----       ------    ------      ------
LVIP Vanguard International Equity ETF
2011  .       N/A         N/A         N/A          9.851     8.350          14        9.852     8.356           4
2012  .       N/A         N/A         N/A          8.350     9.797           6        8.356     9.813           3
---------    ------     ------        ----        ------    ------       -----       ------    ------      ------
MFS VIT Core Equity
2003  .       N/A         N/A         N/A         11.081    11.919       2,685       10.621    11.927       3,741
2004  .      10.263     11.315           1*       11.919    13.167          14       11.927    13.189          14
2005  .      11.315     11.293           1*       13.167    13.168          29       13.189    13.203          25
2006  .      11.293     12.608           1*       13.168    14.730          30       13.203    14.785          22
2007  .      12.608     13.750           1*       14.730    16.097          25       14.785    16.172          22
2008  .      13.750      8.207           1*       16.097     9.627          17       16.172     9.681          20
2009  .       N/A         N/A         N/A          9.627    12.547          11        9.681    12.631          18
2010  .       N/A         N/A         N/A         12.547    14.451          10       12.631    14.563          12
2011  .       N/A         N/A         N/A         14.451    14.061           9       14.563    14.184           3
2012  .       N/A         N/A         N/A         14.061    16.069           6       14.184    16.225           3
---------    ------     ------        ----        ------    ------       -----       ------    ------      ------
MFS VIT Growth
2003  .       3.471      4.436       4,182        10.849    11.867       3,364       10.883    11.875       4,904
2004  .       4.436      4.918          11        11.867    13.184          29       11.875    13.205          29
2005  .       4.918      5.269          11        13.184    14.154          37       13.205    14.191          42
2006  .       5.269      5.578           3        14.154    15.012          27       14.191    15.066          38
2007  .       5.578      6.632           3        15.012    17.885          22       15.066    17.967          42
2008  .       6.632      4.074           3        17.885    11.009          16       17.967    11.070          36
2009  .       4.074      5.503           3        11.009    14.900          25       11.070    14.999          24
2010  .       5.503      6.226           3        14.900    16.892          20       14.999    17.021          26
2011  .       6.226      6.090           3        16.892    16.556           8       17.021    16.699          14
2012  .       6.090      7.013           2        16.556    19.104          10       16.699    19.289          11
---------    ------     ------       -----        ------    ------       -----       ------    ------      ------
MFS VIT Total Return
2003  .      10.193     11.631       7,381        10.529    11.105     109,436       10.406    11.112     157,682
2004  .      11.631     12.702          18        11.105    12.152         326       11.112    12.171         613
2005  .      12.702     12.819          18        12.152    12.288         612       12.171    12.320         945
2006  .      12.819     14.075          17        12.288    13.519         630       12.320    13.568         986
2007  .      14.075     14.389          14        13.519    13.848         598       13.568    13.913         892
2008  .      14.389     10.994          18        13.848    10.602         510       13.913    10.662         724
2009  .      10.994     12.731          17        10.602    12.302         451       10.662    12.384         590
2010  .      12.731     13.729          16        12.302    13.293         439       12.384    13.395         490
2011  .      13.729     13.719          11        13.293    13.309         362       13.395    13.424         405
2012  .      13.719     14.970          11        13.309    14.552         249       13.424    14.693         294
---------    ------     ------       -----        ------    ------     -------       ------    ------     -------
MFS VIT Utilities
2003  .       5.579      7.439       3,430        10.752    11.943      13,977       10.744    11.950      17,245
2004  .       7.439      9.502          14        11.943    15.284          62       11.950    15.309         125
2005  .       9.502     10.895          23        15.284    17.560         144       15.309    17.606         280
2006  .      10.895     14.035          28        17.560    22.666         138       17.606    22.748         285
2007  .      14.035     17.610          25        22.666    28.496         174       22.748    28.628         304
2008  .      17.610     10.772          26        28.496    17.467         158       28.628    17.565         234
2009  .      10.772     14.079          17        17.467    22.873         136       17.565    23.025         193
2010  .      14.079     15.719          11        22.873    25.590         110       23.025    25.786         140
2011  .      15.719     16.468          12        25.590    26.863          88       25.786    27.095         121
2012  .      16.468     18.339           9        26.863    29.974          65       27.095    30.264          88
---------    ------     ------       -----        ------    ------     -------       ------    ------     -------

                        with EEB                           with EGMDB                          with GOP
          ------------------------------------ ---------------------------------- ----------------------------------
            Accumulation Unit                   Accumulation Unit                  Accumulation Unit
                  value                               value                              value
          ----------------------   Number of   --------------------   Number of   --------------------   Number of
           Beginning    End of    accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
           of period    period       units      of period   period      units      of period   period      units
          ----------- ---------- ------------- ----------- -------- ------------- ----------- -------- -------------
              (Accumulation Unit value in dollars. Number of Accumulation Units in thousands beginning in 2004.)
NB AMT Mid Cap Growth
2003  .       8.343     10.510        5,575       10.964    12.155      23,891       10.536    12.163      48,850
2004  .      10.510     12.024           18       12.155    13.934         105       12.163    13.956         189
2005  .      12.024     13.453           19       13.934    15.620         169       13.956    15.661         304
2006  .      13.453     15.177           19       15.620    17.658         163       15.661    17.722         299
2007  .      15.177     18.292           17       17.658    21.324         146       17.722    21.423         295
2008  .      18.292     10.189           14       21.324    11.902         128       21.423    11.969         265
2009  .      10.189     13.189           11       11.902    15.437         103       11.969    15.540         227
2010  .      13.189     16.748           12       15.437    19.642          76       15.540    19.793         181
2011  .      16.748     16.552            6       19.642    19.451          77       19.793    19.620         120
2012  .      16.552     18.302            6       19.451    21.551          51       19.620    21.760          81
---------    ------     ------        -----       ------    ------      ------       ------    ------      ------
NB AMT Mid Cap Intrinsic Value
2003  .       9.809     13.107       11,037       10.792    12.815      56,235       10.580    12.823     105,781
2004  .      13.107     15.776           19       12.815    15.455         226       12.823    15.480         521
2005  .      15.776     17.380           29       15.455    17.060         376       15.480    17.105         799
2006  .      17.380     19.005           26       17.060    18.692         352       17.105    18.760         732
2007  .      19.005     19.311           23       18.692    19.032         323       18.760    19.120         601
2008  .      19.311     10.291           13       19.032    10.163         252       19.120    10.220         439
2009  .      10.291     14.836           10       10.163    14.680         206       10.220    14.778         359
2010  .      14.836     18.414            7       14.680    18.258         161       14.778    18.397         281
2011  .      18.414     16.936            6       18.258    16.825         133       18.397    16.971         221
2012  .      16.936     19.246            5       16.825    19.158         100       16.971    19.344         153
---------    ------     ------       ------       ------    ------      ------       ------    ------     -------
PIMCO VIT CommodityRealReturn (Reg. TM) Strategy
2009  .      11.036     12.499            2       11.038    12.514           4       10.009    12.522          20
2010  .       N/A         N/A         N/A         12.514    15.325          11       12.522    15.350          30
2011  .       N/A         N/A         N/A         15.325    13.965          10       15.350    13.999          32
2012  .       N/A         N/A         N/A         13.965    14.470           7       13.999    14.519          31
---------    ------     ------       ------       ------    ------      ------       ------    ------     -------
Putnam VT Global Health Care
2003  .       N/A         N/A         N/A         10.568    10.993       5,923       10.626    11.000      18,836
2004  .       N/A         N/A         N/A         10.993    11.607           6       11.000    11.625          45
2005  .       N/A         N/A         N/A         11.607    12.949           6       11.625    12.983          37
2006  .       N/A         N/A         N/A         12.949    13.119           7       12.983    13.167          24
2007  .       N/A         N/A         N/A         13.119    12.853           5       13.167    12.912           9
2008  .       N/A         N/A         N/A         12.853    10.505           8       12.912    10.564           6
2009  .       N/A         N/A         N/A         10.505    13.046           9       10.564    13.133           6
2010  .       N/A         N/A         N/A         13.046    13.175           9       13.133    13.276           3
2011  .       N/A         N/A         N/A         13.175    12.833           8       13.276    12.944           2
2012  .       N/A         N/A         N/A         12.833    15.465           6       12.944    15.614           2
---------    ------     ------       ------       ------    ------      ------       ------    ------     -------
Putnam VT Growth & Income
2003  .       N/A         N/A         N/A         10.904    12.152       1,467       10.901    12.160          65
2004  .      10.844     11.851            1*      12.152    13.308           2       12.160    13.333           1*
2005  .      11.851     12.267            1*      13.308    13.802           2       13.333    13.842           4
2006  .      12.267     13.986            1*      13.802    15.768           3       13.842    15.829           4
2007  .       N/A         N/A         N/A         15.768    14.602           2       15.829    14.673           1*
2008  .       9.107      7.794            1*      14.602     8.823           2       14.673     8.874           1*
2009  .       N/A         N/A         N/A          8.823    11.288           1*       8.874    11.365           1*
2010  .       N/A         N/A         N/A         11.288    12.726           1*      11.365    12.822           1*
2011  .       N/A         N/A         N/A         12.726    11.961           1*      12.822    12.061           1*
2012  .       N/A         N/A         N/A         11.961    14.045           1*      12.061    14.178           1*
---------    ------     ------       ------       ------    ------      ------       ------    ------     -------



* The numbers of accumulation units less than 500 were rounded up to one.


(1) Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP SSgA S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Lincoln Core Fund.

(2) Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.

(3) Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.

(4) Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.

(5) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.

(6) Effective October 9, 2010, the Delaware VIP (Reg. TM) Trend Series was reorganized into the Delaware VIP (Reg. TM) Smid Cap Growth Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP (Reg. TM) Trend Series.

(7) Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSgA Global Tactical Allocation Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.

Appendix B - Condensed Financial Information

Accumulation Unit Values

The following information relates to Accumulation Unit values and number of Accumulation Units for contracts purchased on or after June 5, 2005 (or later in those states that have not approved the contract changes) for funds available in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.**





                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
ABVPSF Global Thematic Growth
2005  .       4.058     4.133         3         10.810    11.032          6
2006  .       N/A       4.402        13         11.032    11.773         17
2007  .       4.402     5.187        33         11.773    13.898         66
2008  .       5.187     2.677         7         13.898     7.189         77
2009  .       2.677     4.029         5          7.189    10.839         67
2010  .       4.029     4.695         5         10.839    12.656         80
2011  .       4.695     3.533         8         12.656     9.544         86
2012  .       3.533     3.932        14          9.544    10.642         91
---------     -----     -----        --         ------    ------         --
ABVPSF Growth and Income
2005  .      11.173    11.483         2         12.354    12.723         85
2006  .      11.483    13.201        26         12.723    14.655        213
2007  .      13.201    13.603        26         14.655    15.130        275
2008  .      13.603     7.927        26         15.130     8.835        310
2009  .       7.927     9.375        26          8.835    10.469        304
2010  .       9.375    10.391        25         10.469    11.628        297
2011  .      10.391    10.830        27         11.628    12.144        318
2012  .      10.830    12.478        62         12.144    14.019        321
---------    ------    ------        --         ------    ------        ---
ABVPSF International Value
2006  .      10.249    11.836         3         10.038    11.850         94
2007  .      11.836    12.279        37         11.850    12.318        461
2008  .      12.279     5.637        38         12.318     5.666        627
2009  .       5.637     7.442        27          5.666     7.496        513
2010  .       7.442     7.627        29          7.496     7.698        663
2011  .       7.627     6.039        33          7.698     6.106        760
2012  .       6.039     6.776        26          6.106     6.865        729
---------    ------    ------        --         ------    ------        ---
ABVPSF Small/Mid Cap Value
2005  .      17.694    18.540         1*        17.811    18.700         47
2006  .      18.540    20.806         8         18.700    21.027        179
2007  .      20.806    20.758        16         21.027    21.020        215
2008  .      20.758    13.106        18         21.020    13.298        230
2009  .      13.106    18.372        12         13.298    18.679        199
2010  .      18.372    22.854        12         18.679    23.282        241
2011  .      22.854    20.521        12         23.282    20.947        278
2012  .      20.521    23.889         9         20.947    24.435        233
---------    ------    ------        --         ------    ------        ---
American Century VP Inflation Protection
2005  .      10.398    10.377         3         10.410    10.410         72
2006  .      10.377    10.357        63         10.410    10.411        217
2007  .      10.357    11.145        45         10.411    11.226        251
2008  .      11.145    10.776        56         11.226    10.876        596
2009  .      10.776    11.674        52         10.876    11.806      1,040
2010  .      11.674    12.056        58         11.806    12.217      1,540
2011  .      12.056    13.239        52         12.217    13.442      1,510
2012  .      13.239    13.970        61         13.442    14.212      1,540
---------    ------    ------        --         ------    ------      -----
American Funds Global Growth
2005  .      11.039    12.621         3         11.273    12.662        184
2006  .      12.621    14.935        39         12.662    15.014        572
2007  .      14.935    16.856        53         15.014    16.978      1,125
2008  .      16.856    10.204        51         16.978    10.299      1,341
2009  .      10.204    14.270        45         10.299    14.431      1,267
2010  .      14.270    15.669        57         14.431    15.878      1,355
2011  .      15.669    14.029        43         15.878    14.244      1,254
2012  .      14.029    16.896        40         14.244    17.190      1,141
---------    ------    ------        --         ------    ------      -----



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
ABVPSF Global Thematic Growth
2005  .      10.070    10.714         11        10.199    10.718         2
2006  .      10.714    11.462         39        10.718    11.472         8
2007  .      11.462    13.440        127        11.472    13.459        25
2008  .      13.440     6.969        260        13.459     6.982        28
2009  .       6.969    10.535        290         6.982    10.560        24
2010  .      10.535    12.331        287        10.560    12.367        27
2011  .      12.331     9.322        385        12.367     9.354        36
2012  .       9.322    10.421        396         9.354    10.461        29
---------    ------    ------        ---        ------    ------        --
ABVPSF Growth and Income
2005  .      10.005    10.346        225        10.032    10.349         7
2006  .      10.346    11.946        554        10.349    11.956        56
2007  .      11.946    12.365        873        11.956    12.381        88
2008  .      12.365     7.238        997        12.381     7.251        90
2009  .       7.238     8.599      1,120         7.251     8.619       100
2010  .       8.599     9.574      1,172         8.619     9.601        90
2011  .       9.574    10.024      1,252         9.601    10.057        89
2012  .      10.024    11.601      1,183        10.057    11.645        81
---------    ------    ------      -----        ------    ------       ---
ABVPSF International Value
2006  .       9.565    11.868        301        10.302    11.871        14
2007  .      11.868    12.367      1,310        11.871    12.382       105
2008  .      12.367     5.703      1,631        12.382     5.713       128
2009  .       5.703     7.563      1,434         5.713     7.580       110
2010  .       7.563     7.786      1,943         7.580     7.808       113
2011  .       7.786     6.192      2,594         7.808     6.212       128
2012  .       6.192     6.979      2,614         6.212     7.006       125
---------    ------    ------      -----        ------    ------       ---
ABVPSF Small/Mid Cap Value
2005  .      10.090    10.657        140        10.803    10.657        17
2006  .      10.657    12.013        439        10.657    12.020        50
2007  .      12.013    12.038        921        12.020    12.050       114
2008  .      12.038     7.635      1,317        12.050     7.646       135
2009  .       7.635    10.751      1,400         7.646    10.772       100
2010  .      10.751    13.434      1,759        10.772    13.467        99
2011  .      13.434    12.117      2,163        13.467    12.153       108
2012  .      12.117    14.169      2,108        12.153    14.219        95
---------    ------    ------      -----        ------    ------       ---
American Century VP Inflation Protection
2005  .       9.944     9.898        408         9.985     9.901        33
2006  .       9.898     9.924      1,061         9.901     9.932        61
2007  .       9.924    10.728      1,373         9.932    10.741        75
2008  .      10.728    10.420      2,740        10.741    10.438       175
2009  .      10.420    11.338      5,402        10.438    11.364       264
2010  .      11.338    11.762      8,078        11.364    11.795       418
2011  .      11.762    12.974       7229        11.795    13.017       355
2012  .      12.974    13.752      6,968        13.017    13.805       329
---------    ------    ------      -----        ------    ------       ---
American Funds Global Growth
2005  .      10.027    11.429        204        10.240    11.433        19
2006  .      11.429    13.586        915        11.433    13.598        94
2007  .      13.586    15.402      1,830        13.598    15.423       189
2008  .      15.402     9.367      2,635        15.423     9.384       259
2009  .       9.367    13.157      2,773         9.384    13.188       242
2010  .      13.157    14.513      3,427        13.188    14.554       252
2011  .      14.513    13.052      3,496        14.554    13.096       211
2012  .      13.052    15.791      3,060        13.096    15.851       200
---------    ------    ------      -----        ------    ------       ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
American Funds Global Small Capitalization
2005  .      10.059    12.390         7         17.937    22.139         42
2006  .      12.390    15.104        28         22.139    27.042        220
2007  .      15.104    18.022        38         27.042    32.332        448
2008  .      18.022     8.231        48         32.332    14.796        500
2009  .       8.231    13.046        39         14.796    23.498        497
2010  .      13.046    15.693        38         23.498    28.323        590
2011  .      15.693    12.468        36         28.323    22.548        584
2012  .      12.468    14.479        32         22.548    26.237        541
---------    ------    ------        --         ------    ------        ---
American Funds Growth
2005  .       7.958     9.087        51         13.673    15.643        775
2006  .       9.087     9.841       162         15.643    16.976      2,101
2007  .       9.841    10.865       243         16.976    18.779      3,402
2008  .      10.865     5.982       300         18.779    10.360      4,036
2009  .       5.982     8.195       386         10.360    14.221      5,171
2010  .       8.195     9.557       391         14.221    16.618      5,442
2011  .       9.557     8.989       340         16.618    15.662      4,958
2012  .       8.989    10.414       252         15.662    18.180      4,368
---------    ------    ------       ---         ------    ------      -----
American Funds Growth-Income
2005  .      11.906    12.382        53         12.897    13.439        943
2006  .      12.382    14.017       188         13.439    15.244      2,618
2007  .      14.017    14.469       206         15.244    15.767      4,316
2008  .      14.469     8.836       229         15.767     9.648      4,881
2009  .       8.836    11.396       286          9.648    12.468      5,836
2010  .      11.396    12.478       293         12.468    13.679      6,147
2011  .      12.478    12.037       246         13.679    13.222      5,761
2012  .      12.037    13.896       168         13.222    15.295      5,192
---------    ------    ------       ---         ------    ------      -----
American Funds International
2005  .       8.009     9.563        12         14.186    16.972        250
2006  .       9.563    11.180        75         16.972    19.882        788
2007  .      11.180    13.186       109         19.882    23.496      1,400
2008  .      13.186     7.499       108         23.496    13.389      1,605
2009  .       7.499    10.543        96         13.389    18.862      1,547
2010  .      10.543    11.109       112         18.862    19.915      1,853
2011  .      11.109     9.392       101         19.915    16.870      1,754
2012  .       9.392    10.882        80         16.870    19.585      1,545
---------    ------    ------       ---         ------    ------      -----
BlackRock Global Allocation V.I.
2009  .      10.741    11.562        14         10.255    11.576        861
2010  .      11.562    12.470        94         11.576    12.511      2,387
2011  .      12.470    11.808       130         12.511    11.870      3,726
2012  .      11.808    12.759        82         11.870    12.852      4,586
---------    ------    ------       ---         ------    ------      -----
Delaware VIP Diversified Income
2005  .      10.865    10.614         8         10.878    10.648        183
2006  .      10.614    11.219        26         10.648    11.277        502
2007  .      11.219    11.842        42         11.277    11.927        834
2008  .      11.842    11.066        49         11.927    11.168      1,149
2009  .      11.066    13.773        59         11.168    13.928      2,053
2010  .      13.773    14.599       141         13.928    14.793      2,662
2011  .      14.599    15.229       134         14.793    15.462      2,944
2012  .      15.229    15.993       133         15.462    16.271      3,132
---------    ------    ------       ---         ------    ------      -----
Delaware VIP Emerging Markets
2005  .      11.029    12.027        10         10.037    12.040         71
2006  .      12.027    14.987        21         12.040    15.034        297
2007  .      14.987    20.398        34         15.034    20.503        455
2008  .      20.398     9.684        35         20.503     9.754        574
2009  .       9.684    16.908        35          9.754    17.063        545
2010  .      16.908    19.641        47         17.063    19.861        760
2011  .      19.641    15.440        56         19.861    15.644        860
2012  .      15.440    17.324        41         15.644    17.588        915
---------    ------    ------       ---         ------    ------      -----



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
American Funds Global Small Capitalization
2005  .      10.027    12.033         182       10.451    12.036         14
2006  .      12.033    14.734         978       12.036    14.746         90
2007  .      14.734    17.660       1,656       14.746    17.683        139
2008  .      17.660     8.102       2,158       17.683     8.117        175
2009  .       8.102    12.900       2,470        8.117    12.929        163
2010  .      12.900    15.587       3,157       12.929    15.631        158
2011  .      15.587    12.440       3,416       15.631    12.481        126
2012  .      12.440    14.512       3,026       12.481    14.567        105
---------    ------    ------       -----       ------    ------        ---
American Funds Growth
2005  .      10.049    11.245       1,600       10.049    11.248        135
2006  .      11.245    12.234       5,589       11.248    12.244        564
2007  .      12.234    13.567       9,468       12.244    13.585        907
2008  .      13.567     7.503      13,330       13.585     7.517      1,147
2009  .       7.503    10.325      18,426        7.517    10.349      1,345
2010  .      10.325    12.096      21,218       10.349    12.130      1,265
2011  .      12.096    11.429      19,658       12.130    11.467      1,164
2012  .      11.429    13.300      17,404       11.467    13.350      1,044
---------    ------    ------      ------       ------    ------      -----
American Funds Growth-Income
2005  .      10.011    10.583       1,833       10.029    10.586        154
2006  .      10.583    12.035       5,841       10.586    12.044        670
2007  .      12.035    12.478       9,421       12.044    12.494        953
2008  .      12.478     7.655      12,548       12.494     7.668      1,171
2009  .       7.655     9.917      16,851        7.668     9.939      1,347
2010  .       9.917    10.907      19,302        9.939    10.937      1,213
2011  .      10.907    10.569      18,321       10.937    10.604      1,104
2012  .      10.569    12.257      16,275       10.604    12.303        960
---------    ------    ------      ------       ------    ------      -----
American Funds International
2005  .      10.025    12.045         629       10.005    12.049         22
2006  .      12.045    14.146       2,709       12.049    14.157        219
2007  .      14.146    16.760       4,640       14.157    16.781        380
2008  .      16.760     9.574       6,129       16.781     9.591        514
2009  .       9.574    13.521       6,592        9.591    13.552        472
2010  .      13.521    14.312       8,046       13.552    14.352        472
2011  .      14.312    12.154       8,085       14.352    12.194        457
2012  .      12.154    14.146       7,439       12.194    14.199        427
---------    ------    ------      ------       ------    ------      -----
BlackRock Global Allocation V.I.
2009  .      10.207    11.594       2,122       10.207    11.598         70
2010  .      11.594    12.562       9,056       11.598    12.572        153
2011  .      12.562    11.948      18,840       12.572    11.964        260
2012  .      11.948    12.969      22,038       11.964    12.993        319
---------    ------    ------      ------       ------    ------      -----
Delaware VIP Diversified Income
2005  .       9.933     9.841         442        9.947     9.843          9
2006  .       9.841    10.449       1,429        9.843    10.457         75
2007  .      10.449    11.079       2,952       10.457    11.092        223
2008  .      11.079    10.400       4,246       11.092    10.418        316
2009  .      10.400    13.002       7,957       10.418    13.032        472
2010  .      13.002    13.844      11,492       13.032    13.882        559
2011  .      13.844    14.506      13,991       13.882    14.553        635
2012  .      14.506    15.303      16,892       14.553    15.361        675
---------    ------    ------      ------       ------    ------      -----
Delaware VIP Emerging Markets
2005  .      10.038    12.058         294       10.130    12.061         19
2006  .      12.058    15.093         818       12.061    15.105         55
2007  .      15.093    20.635       1,329       15.105    20.662         93
2008  .      20.635     9.841       1,927       20.662     9.859        133
2009  .       9.841    17.259       1,957        9.859    17.299        141
2010  .      17.259    20.139       2,701       17.299    20.195        156
2011  .      20.139    15.903       3,849       20.195    15.955        170
2012  .      15.903    17.924       4,484       15.955    17.992        173
---------    ------    ------      ------       ------    ------      -----

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
Delaware VIP High Yield
2005  .      11.899    12.083         9         14.675    14.932         54
2006  .      12.083    13.321        20         14.932    16.495        186
2007  .      13.321    13.424        32         16.495    16.655        305
2008  .      13.424     9.968        29         16.655    12.393        390
2009  .       9.968    14.561        24         12.393    18.139        559
2010  .      14.561    16.442        28         18.139    20.524        642
2011  .      16.442    16.534        28         20.524    20.679        504
2012  .      16.534    19.067        42         20.679    23.895        474
---------    ------    ------        --         ------    ------        ---
Delaware VIP Limited-Term Diversified Income
2005  .       9.906     9.916        20          9.971     9.927          2
2006  .       9.916    10.166         2          9.927    10.197         46
2007  .      10.166    10.412         4         10.197    10.466         79
2008  .      10.412    10.165         8         10.466    10.238        178
2009  .      10.165    11.247        30         10.238    11.349      1,036
2010  .      11.247    11.526        46         11.349    11.655      1,914
2011  .      11.526    11.616        51         11.655    11.769      2,426
2012  .      11.616    11.703        72         11.769    11.880      2,693
---------    ------    ------        --         ------    ------      -----
Delaware VIP REIT
2005  .      19.839    20.832         1*        18.704    19.679         64
2006  .      20.832    27.088         5         19.679    25.640        181
2007  .      27.088    22.844         8         25.640    21.666        197
2008  .      22.844    14.526         5         21.666    13.805        177
2009  .      14.526    17.591         6         13.805    16.752        141
2010  .      17.591    21.886         6         16.752    20.883        156
2011  .      21.886    23.790         7         20.883    22.745        227
2012  .      23.790    27.260         5         22.745    26.115        241
---------    ------    ------        --         ------    ------      -----
Delaware VIP Small Cap Value
2005  .      19.944    21.390         9         18.229    19.590        106
2006  .      21.390    24.358        22         19.590    22.353        387
2007  .      24.358    22.299        30         22.353    20.504        594
2008  .      22.299    15.323        27         20.504    14.118        615
2009  .      15.323    19.810        25         14.118    18.289        511
2010  .      19.810    25.679        26         18.289    23.755        517
2011  .      25.679    24.832        21         23.755    23.017        578
2012  .      24.832    27.729        19         23.017    25.753        570
---------    ------    ------        --         ------    ------      -----
Delaware VIP Smid Cap Growth(6)
2005  .       7.401     7.681         1*        14.780    15.370         37
2006  .       7.681     8.101        14         15.370    16.244        117
2007  .       8.101     8.793        14         16.244    17.666        112
2008  .       8.793     4.591        15         17.666     9.243        106
2009  .       4.591     6.965        17          9.243    14.050         95
2010  .       8.272     9.355        28         16.713    18.909        140
2011  .       9.355     9.919        22         18.909    20.089        228
2012  .       9.919    10.791        34         20.089    21.899        268
---------    ------    ------        --         ------    ------      -----
Delaware VIP U.S. Growth
2006  .      10.937    11.194         2         10.443    11.313          6
2007  .      11.194    12.360         2         11.313    12.517         12
2008  .       N/A        N/A        N/A         12.517     7.042         12
2009  .       7.191     9.749         1*         7.042     9.912         71
2010  .       9.749    10.877        10          9.912    11.081        284
2011  .      10.877    11.490         3         11.081    11.729        270
2012  .      11.490    13.092         3         11.729    13.391        406
---------    ------    ------       ---         ------    ------      -----
Delaware VIP Value
2005  .      12.320    12.808         7         12.631    13.157         29
2006  .      12.808    15.580        14         13.157    16.037        151
2007  .      15.580    14.851        17         16.037    15.317        298
2008  .      14.851     9.694        20         15.317    10.018        287
2009  .       9.694    11.208        15         10.018    11.606        365
2010  .      11.208    12.701        18         11.606    13.178        372
2011  .      12.701    13.636        16         13.178    14.177        481
2012  .      13.636    15.334        46         14.177    15.974        451
---------    ------    ------       ---         ------    ------      -----



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
Delaware VIP High Yield
2005  .       9.981    10.256         236        9.981    10.259        10
2006  .      10.256    11.358         778       10.259    11.367        95
2007  .      11.358    11.497       1,433       11.367    11.511        89
2008  .      11.497     8.577       1,903       11.511     8.591       124
2009  .       8.577    12.585       2,422        8.591    12.613       128
2010  .      12.585    14.274       2,948       12.613    14.313       165
2011  .      14.274    14.418       2,403       14.313    14.465       108
2012  .      14.418    16.702       2,336       14.465    16.765        99
---------    ------    ------       -----       ------    ------       ---
Delaware VIP Limited-Term Diversified Income
2005  .      10.015     9.940          33        9.908     9.944         1*
2006  .       9.940    10.237         195        9.944    10.246        21
2007  .      10.237    10.532         218       10.246    10.547        84
2008  .      10.532    10.329         683       10.547    10.349        87
2009  .      10.329    11.479       3,531       10.349    11.506       213
2010  .      11.479    11.817       6,273       11.506    11.852       301
2011  .      11.817    11.962       9,162       11.852    12.004       376
2012  .      11.962    12.106      10,639       12.004    12.154       395
---------    ------    ------      ------       ------    ------       ---
Delaware VIP REIT
2005  .      10.143    10.427         285       10.973    10.430        27
2006  .      10.427    13.619       1,108       10.430    13.630       102
2007  .      13.619    11.537       1,174       13.630    11.552       106
2008  .      11.537     7.370       1,047       11.552     7.383        99
2009  .       7.370     8.965         836        7.383     8.986        64
2010  .       8.965    11.204       1,051        8.986    11.235        74
2011  .      11.204    12.234       1,361       11.235    12.274       105
2012  .      12.234    14.081       1,624       12.274    14.135        98
---------    ------    ------      ------       ------    ------       ---
Delaware VIP Small Cap Value
2005  .      10.034    10.789         447       10.302    10.792        45
2006  .      10.789    12.342       1,589       10.792    12.351       178
2007  .      12.342    11.349       2,599       12.351    11.364       243
2008  .      11.349     7.834       3,090       11.364     7.848       236
2009  .       7.834    10.173       2,988        7.848    10.197       174
2010  .      10.173    13.247       3,427       10.197    13.284       173
2011  .      13.247    12.868       4,245       13.284    12.910       172
2012  .      12.868    14.434       4,352       12.910    14.488       166
---------    ------    ------      ------       ------    ------       ---
Delaware VIP Smid Cap Growth(6)
2005  .      10.092    11.260         133       10.742    11.263         5
2006  .      11.260    11.930         398       11.263    11.939        19
2007  .      11.930    13.007         493       11.939    13.024        35
2008  .      13.007     6.823         500       13.024     6.835        36
2009  .       6.823    10.396         471        6.835    10.420        28
2010  .      12.391    14.027         553       12.424    14.066        31
2011  .      14.027    14.940       1,096       14.066    14.989        52
2012  .      14.940    16.326       1,522       14.989    16.388        68
---------    ------    ------      ------       ------    ------       ---
Delaware VIP U.S. Growth
2006  .      12.117    13.287          20        9.929    10.508         3
2007  .      13.287    14.738          63       10.508    11.661         4
2008  .      14.738     8.313         111       11.661     6.581         7
2009  .       8.313    11.729         281        6.581     9.290        22
2010  .      11.729    13.146         532        9.290    10.417        28
2011  .      13.146    13.949         982       10.417    11.059        34
2012  .      13.949    15.966       1,360       11.059    12.664        39
---------    ------    ------      ------       ------    ------       ---
Delaware VIP Value
2005  .      10.230    10.375         238        9.999    10.378        10
2006  .      10.375    12.677         954       10.378    12.687        54
2007  .      12.677    12.139       1,404       12.687    12.154       144
2008  .      12.139     7.960       1,579       12.154     7.974       124
2009  .       7.960     9.244       2,263        7.974     9.265       150
2010  .       9.244    10.523       2,418        9.265    10.552       155
2011  .      10.523    11.348       2,783       10.552    11.386       195
2012  .      11.348    12.819       2,982       11.386    12.867       203
---------    ------    ------      ------       ------    ------       ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
DWS Alternative Asset Allocation VIP
2009  .       N/A        N/A        N/A         10.018    11.514         19
2010  .      11.475    12.645         1*        11.514    12.714         70
2011  .      12.645    12.039         2         12.714    12.128        118
2012  .      12.039    12.938         4         12.128    13.060        142
---------    ------    ------       ---         ------    ------        ---
DWS VIT Equity 500 Index
2005  .      10.190    10.401         7         13.074    13.442         44
2006  .      10.401    11.779        10         13.442    15.252         78
2007  .      11.779    12.157        12         15.252    15.774         85
2008  .      12.157     7.485        12         15.774     9.732         77
2009  .       7.485     9.270        12          9.732    12.076         86
2010  .       9.270    10.431         9         12.076    13.617         78
2011  .      10.431    10.404         8         13.617    13.608         73
2012  .      10.404    11.800         4         13.608    15.465         65
---------    ------    ------       ---         ------    ------        ---
DWS VIT Small Cap Index
2005  .      10.918    10.761         1*        10.103    10.773         54
2006  .      10.761    12.392         1*        10.773    12.431        146
2007  .      12.392    11.914         1*        12.431    11.975        161
2008  .      11.914     7.688         1*        11.975     7.743         89
2009  .       7.688     9.540         1*         7.743     9.627         66
2010  .       9.540    11.822         1*         9.627    11.954         65
2011  .       N/A        N/A        N/A         11.954    11.231         36
2012  .       N/A        N/A        N/A         11.231    12.815         33
---------    ------    ------       ---         ------    ------        ---
Fidelity VIP Contrafund
2005  .      13.849    15.876        24         13.937    16.008        384
2006  .      15.876    17.384        51         16.008    17.564      1,124
2007  .      17.384    20.038        94         17.564    20.286      1,595
2008  .      20.038    11.284        94         20.286    11.447      1,866
2009  .      11.284    15.022       110         11.447    15.268      2,261
2010  .      15.022    17.259       109         15.268    17.578      2,436
2011  .      17.259    16.488       119         17.578    16.826      2,516
2012  .      16.488    18.817       104         16.826    19.241      2,387
---------    ------    ------       ---         ------    ------      -----
Fidelity VIP Growth
2005  .       6.096     6.320         8         10.711    11.126         24
2006  .       6.320     6.619        23         11.126    11.675         77
2007  .       6.619     8.238        23         11.675    14.560        196
2008  .       8.238     4.265        26         14.560     7.554        184
2009  .       4.265     5.363        30          7.554     9.518        259
2010  .       5.363     6.528        41          9.518    11.607        264
2011  .       6.528     6.412        49         11.607    11.425        367
2012  .       6.412     7.209        54         11.425    12.870        327
---------    ------    ------       ---         ------    ------      -----
Fidelity VIP Mid Cap
2005  .      10.991    11.558         3         10.182    11.571        147
2006  .      11.558    12.766        24         11.571    12.806        531
2007  .      12.766    14.468        44         12.806    14.543        886
2008  .      14.468     8.586        57         14.543     8.648      1,114
2009  .       8.586    11.791        53          8.648    11.900      1,020
2010  .      11.791    14.897        90         11.900    15.064      1,241
2011  .      14.897    13.050        94         15.064    13.223      1,373
2012  .      13.050    14.691        52         13.223    14.915      1,414
---------    ------    ------       ---         ------    ------      -----
Fidelity VIP Overseas
2005  .       8.147     9.510         7         13.419    15.695         15
2006  .       9.510    11.005        14         15.695    18.200         65
2007  .      11.005    12.659        25         18.200    20.976        106
2008  .      12.659     6.971        15         20.976    11.575        130
2009  .       6.971     8.646        14         11.575    14.385        101
2010  .       8.646     9.586        12         14.385    15.981        166
2011  .       9.586     7.786         9         15.981    13.006        171
2012  .       7.786     9.210         6         13.006    15.416        163
---------    ------    ------       ---         ------    ------      -----



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
DWS Alternative Asset Allocation VIP
2009  .      10.082    11.508          57       11.513    11.511         1*
2010  .      11.508    12.739         350       11.511    12.749         6
2011  .      12.739    12.182         748       12.749    12.198        27
2012  .      12.182    13.151         921       12.198    13.175        26
---------    ------    ------         ---       ------    ------        --
DWS VIT Equity 500 Index
2005  .      10.077    10.428         136       10.203    10.431         4
2006  .      10.428    11.862         299       10.431    11.871        12
2007  .      11.862    12.298         415       11.871    12.314        36
2008  .      12.298     7.607         374       12.314     7.620        31
2009  .       7.607     9.463         435        7.620     9.484        32
2010  .       9.463    10.696         397        9.484    10.726        30
2011  .      10.696    10.716         373       10.726    10.752        31
2012  .      10.716    12.209         320       10.752    12.255        32
---------    ------    ------         ---       ------    ------        --
DWS VIT Small Cap Index
2005  .      10.343    10.788          75       10.151    10.791         5
2006  .      10.788    12.480         272       10.791    12.489        17
2007  .      12.480    12.052         380       12.489    12.068        21
2008  .      12.052     7.813         325       12.068     7.827        15
2009  .       7.813     9.738         263        7.827     9.760        13
2010  .       9.738    12.122         224        9.760    12.156        12
2011  .      12.122    11.417         209       12.156    11.455        15
2012  .      11.417    13.060         171       11.455    13.109        14
---------    ------    ------         ---       ------    ------        --
Fidelity VIP Contrafund
2005  .      10.045    11.254         824       10.161    11.257        96
2006  .      11.254    12.378       3,150       11.257    12.388       318
2007  .      12.378    14.332       5,254       12.388    14.351       478
2008  .      14.332     8.108       6,924       14.351     8.122       597
2009  .       8.108    10.841       9,452        8.122    10.866       617
2010  .      10.841    12.513      11,017       10.866    12.548       596
2011  .      12.513    12.007      13,014       12.548    12.047       607
2012  .      12.007    13.765      12,794       12.047    13.817       613
---------    ------    ------      ------       ------    ------       ---
Fidelity VIP Growth
2005  .       9.982    10.639          78       10.025    10.642         7
2006  .      10.639    11.192         160       10.642    11.200        10
2007  .      11.192    13.992         405       11.200    14.010        29
2008  .      13.992     7.278         597       14.010     7.290        36
2009  .       7.278     9.192         802        7.290     9.213        48
2010  .       9.192    11.239         879        9.213    11.270        41
2011  .      11.239    11.090       1,138       11.270    11.126        54
2012  .      11.090    12.523       1,260       11.126    12.571        51
---------    ------    ------      ------       ------    ------       ---
Fidelity VIP Mid Cap
2005  .      10.145    11.587         223       10.340    11.592        46
2006  .      11.587    12.856       1,179       11.592    12.868       109
2007  .      12.856    14.637       2,162       12.868    14.657       221
2008  .      14.637     8.725       3,146       14.657     8.742       270
2009  .       8.725    12.036       3,528        8.742    12.065       235
2010  .      12.036    15.276       4,941       12.065    15.320       245
2011  .      15.276    13.442       6,915       15.320    13.487       266
2012  .      13.442    15.200       7,586       13.487    15.259       253
---------    ------    ------      ------       ------    ------       ---
Fidelity VIP Overseas
2005  .      10.004    12.006         131       10.034    12.009        10
2006  .      12.006    13.957         307       12.009    13.968        21
2007  .      13.957    16.126         496       13.968    16.147        43
2008  .      16.126     8.920         646       16.147     8.936        50
2009  .       8.920    11.114         707        8.936    11.139        38
2010  .      11.114    12.377         869       11.139    12.412        37
2011  .      12.377    10.099       1,106       12.412    10.132        45
2012  .      10.099    12.000         969       10.132    12.046        30
---------    ------    ------      ------       ------    ------       ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
FTVIPT Franklin Income Securities
2006  .       9.986    11.215        27         10.004    11.229        288
2007  .      11.215    11.435       103         11.229    11.471      1,209
2008  .      11.435     7.904       118         11.471     7.945      1,624
2009  .       7.904    10.531        82          7.945    10.608      1,443
2010  .      10.531    11.660        80         10.608    11.768      1,768
2011  .      11.660    11.731        78         11.768    11.864      2,010
2012  .      11.731    12.986        77         11.864    13.159      1,913
---------    ------    ------       ---         ------    ------      -----
FTVIPT Franklin Small-Mid Cap Growth Securities
2005  .       6.930     7.136         2         12.811    13.218         19
2006  .       7.136     7.622        17         13.218    14.146         94
2007  .       7.622     8.331        40         14.146    15.494        166
2008  .       8.331     4.708        43         15.494     8.773        214
2009  .       4.708     6.642        48          8.773    12.402        235
2010  .       6.642     8.330        48         12.402    15.584        295
2011  .       8.330     7.790        39         15.584    14.603        302
2012  .       7.790     8.485        34         14.603    15.939        234
---------    ------    ------       ---         ------    ------      -----
FTVIPT Mutual Shares Securities
2006  .       9.896    11.260        26          9.923    11.274        169
2007  .      11.260    11.450        70         11.274    11.486        835
2008  .      11.450     7.076        71         11.486     7.112      1,102
2009  .       7.076     8.764        52          7.112     8.827      1,017
2010  .       8.764     9.576        57          8.827     9.664      1,448
2011  .       9.576     9.312        58          9.664     9.416      1,839
2012  .       9.312    10.454        49          9.416    10.592      1,766
---------    ------    ------       ---         ------    ------      -----
FTVIPT Templeton Global Bond Securities
2005  .       9.886     9.867         1*         9.763     9.879         40
2006  .       9.867    10.934        15          9.879    10.969        242
2007  .      10.934    11.927        29         10.969    11.988        646
2008  .      11.927    12.448        52         11.988    12.537      1,042
2009  .      12.448    14.517        69         12.537    14.650      1,538
2010  .      14.517    16.326        74         14.650    16.509      1,502
2011  .      16.326    15.903        69         16.509    16.113      1,382
2012  .      15.903    17.982        52         16.113    18.256      1,299
---------    ------    ------       ---         ------    ------      -----
FTVIPT Templeton Growth Securities
2005  .      11.728    12.547         2         13.332    14.290         72
2006  .      12.547    15.018         6         14.290    17.139        300
2007  .      15.018    15.104        11         17.139    17.271        404
2008  .      15.104     8.560         9         17.271     9.808        362
2009  .       8.560    11.028         8          9.808    12.661        266
2010  .      11.028    11.638         7         12.661    13.388        251
2011  .      11.638    10.638         5         13.388    12.263        238
2012  .      10.638    12.656         5         12.263    14.618        179
---------    ------    ------       ---         ------    ------      -----
LVIP American Global Growth
2010  .       N/A        N/A        N/A         11.983    12.366         25
2011  .      12.354    11.015         2         12.366    11.049        185
2012  .      11.015    13.218         3         11.049    13.284        253
---------    ------    ------       ---         ------    ------      -----
LVIP American Global Small Capitalization
2010  .      12.545    12.739         1*        12.339    12.752         21
2011  .      12.739    10.079         5         12.752    10.110        216
2012  .      10.079    11.663         6         10.110    11.722        313
---------    ------    ------       ---         ------    ------      -----
LVIP American Growth
2010  .      11.682    12.470        15         11.842    12.482         52
2011  .      12.470    11.680        32         12.482    11.715        641
2012  .      11.680    13.480        37         11.715    13.548      1,066
---------    ------    ------       ---         ------    ------      -----
LVIP American Growth-Income
2010  .      11.811    12.153         6         11.448    12.166         40
2011  .      12.153    11.676        16         12.166    11.711        502
2012  .      11.676    13.429        21         11.711    13.496        888
---------    ------    ------       ---         ------    ------      -----



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
FTVIPT Franklin Income Securities
2006  .      10.184    11.246        699        10.184    11.249        57
2007  .      11.246    11.518      3,478        11.249    11.527       300
2008  .      11.518     7.997      4,951        11.527     8.008       379
2009  .       7.997    10.704      4,764         8.008    10.723       332
2010  .      10.704    11.905      5,754        10.723    11.932       317
2011  .      11.905    12.031      6,928        11.932    12.065       297
2012  .      12.031    13.378      7,364        12.065    13.423       272
---------    ------    ------      -----        ------    ------       ---
FTVIPT Franklin Small-Mid Cap Growth Securities
2005  .      10.068    10.960         61        10.413    10.963        13
2006  .      10.960    11.759        269        10.963    11.768        26
2007  .      11.759    12.912        518        11.768    12.928        42
2008  .      12.912     7.329        719        12.928     7.342        62
2009  .       7.329    10.386        906         7.342    10.410        56
2010  .      10.386    13.084      1,184        10.410    13.121        54
2011  .      13.084    12.291      1,359        13.121    12.332        56
2012  .      12.291    13.449      1,279        12.332    13.500        48
---------    ------    ------      -----        ------    ------       ---
FTVIPT Mutual Shares Securities
2006  .      10.234    11.291        505        10.234    11.294        56
2007  .      11.291    11.532      2,431        11.294    11.542       194
2008  .      11.532     7.159      3,595        11.542     7.169       292
2009  .       7.159     8.907      3,845         7.169     8.924       239
2010  .       8.907     9.776      5,338         8.924     9.800       272
2011  .       9.776     9.549      6,985         9.800     9.577       266
2012  .       9.549    10.769      7,219         9.577    10.805       264
---------    ------    ------      -----        ------    ------       ---
FTVIPT Templeton Global Bond Securities
2005  .       9.912     9.893         93         9.760     9.895        12
2006  .       9.893    11.012        553         9.895    11.020        59
2007  .      11.012    12.066      1,560        11.020    12.081       179
2008  .      12.066    12.649      3,695        12.081    12.671       282
2009  .      12.649    14.818      5,518        12.671    14.852       353
2010  .      14.818    16.740      5,435        14.852    16.787       318
2011  .      16.740    16.380      5,042        16.787    16.434       299
2012  .      16.380    18.605      4,452        16.434    18.675       241
---------    ------    ------      -----        ------    ------       ---
FTVIPT Templeton Growth Securities
2005  .       9.991    10.840        145        10.172    10.843        43
2006  .      10.840    13.033        736        10.843    13.044        98
2007  .      13.033    13.167      1,032        13.044    13.184       134
2008  .      13.167     7.496        831        13.184     7.509       119
2009  .       7.496     9.701        551         7.509     9.723        95
2010  .       9.701    10.283        478         9.723    10.312        83
2011  .      10.283     9.442        427        10.312     9.473        67
2012  .       9.442    11.284        375         9.473    11.327        60
---------    ------    ------      -----        ------    ------       ---
LVIP American Global Growth
2010  .      12.055    12.382         52        12.152    12.385         5
2011  .      12.382    11.090        863        12.385    11.099        13
2012  .      11.090    13.368      1,183        11.099    13.384        15
---------    ------    ------      -----        ------    ------       ---
LVIP American Global Small Capitalization
2010  .      12.289    12.768         67         N/A        N/A        N/A
2011  .      12.768    10.148      1,115        12.771    10.156        16
2012  .      10.148    11.795      1,493        10.156    11.810        28
---------    ------    ------      -----        ------    ------       ---
LVIP American Growth
2010  .      11.606    12.498        290        12.213    12.501        18
2011  .      12.498    11.759      3,604        12.501    11.768        66
2012  .      11.759    13.633      4,900        11.768    13.650        99
---------    ------    ------      -----        ------    ------       ---
LVIP American Growth-Income
2010  .      11.646    12.181        201        11.886    12.184        18
2011  .      12.181    11.755      2,632        12.184    11.764        61
2012  .      11.755    13.581      3,809        11.764    13.598        90
---------    ------    ------      -----        ------    ------       ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP American International
2010  .      11.754    12.247         9         11.863    12.259         34
2011  .      12.247    10.310        21         12.259    10.341        387
2012  .      10.310    11.900        24         10.341    11.959        502
---------    ------    ------        --         ------    ------        ---
LVIP Baron Growth Opportunities(4)
2006  .       9.251    10.610         1*         9.950    10.623         18
2007  .      10.610    10.782         4         10.623    10.817        135
2008  .      10.782     6.448        13         10.817     6.482        266
2009  .       6.448     8.765        14          6.482     8.829        311
2010  .       8.765    10.886        16          8.829    10.987        423
2011  .      10.886    11.127        17         10.987    11.253        480
2012  .      11.127    12.929        13         11.253    13.101        435
---------    ------    ------        --         ------    ------        ---
LVIP BlackRock Emerging Markets Index RPM
2012  .       N/A        N/A        N/A         10.324    10.975          6
---------    ------    ------       ---         ------    ------        ---
LVIP BlackRock Equity Dividend RPM
2005  .      10.277    10.466         3         10.009    10.478         18
2006  .      10.466    11.415         7         10.478    11.451         96
2007  .      11.415    11.676         8         11.451    11.736        124
2008  .      11.676     7.058         8         11.736     7.109        132
2009  .       7.058     8.531         9          7.109     8.609        156
2010  .       8.531     9.862        10          8.609     9.972        162
2011  .       9.862     9.418        11          9.972     9.542        180
2012  .       9.418    10.799        12          9.542    10.963        314
---------    ------    ------       ---         ------    ------        ---
LVIP BlackRock Inflation Protected Bond
2010  .      10.210    10.090         8         10.337    10.102         50
2011  .      10.090    11.092        27         10.102    11.128        848
2012  .      11.092    11.580        48         11.128    11.641      1,280
---------    ------    ------       ---         ------    ------      -----
LVIP Capital Growth
2007  .       N/A        N/A        N/A         10.097    10.708          9
2008  .       9.357     6.123         1*        10.708     6.143         29
2009  .       6.123     8.094         3          6.143     8.137         77
2010  .       8.094     9.438         4          8.137     9.507        225
2011  .       9.438     8.417         4          9.507     8.496        328
2012  .       8.417     9.823         8          8.496     9.935        332
---------    ------    ------       ---         ------    ------      -----
LVIP Clarion Global Real Estate
2007  .       9.237     8.213        18         10.062     8.223        126
2008  .       8.213     4.667        16          8.223     4.682        327
2009  .       4.667     6.305        17          4.682     6.338        439
2010  .       6.305     7.290        38          6.338     7.343        560
2011  .       7.290     6.525        36          7.343     6.586        555
2012  .       6.525     7.976        42          6.586     8.066        609
---------    ------    ------       ---         ------    ------      -----
LVIP Columbia Small-Mid Cap Growth RPM
2007  .      10.148    10.939         1*        10.092    10.843         65
2008  .      10.939     5.435        11         10.843     5.398        128
2009  .       5.435     7.907         9          5.398     7.869        141
2010  .       7.907     9.863        10          7.869     9.835        212
2011  .       9.863     8.933        13          9.835     8.926        257
2012  .       8.933     9.324        11          8.926     9.335        282
---------    ------    ------       ---         ------    ------      -----
LVIP Delaware Bond
2005  .       9.830     9.875        17          9.948     9.886        405
2006  .       9.875    10.135        75          9.886    10.167      1,071
2007  .      10.135    10.475       109         10.167    10.529      1,543
2008  .      10.475     9.957       117         10.529    10.029      1,657
2009  .       9.957    11.593       134         10.029    11.699      2,644
2010  .      11.593    12.316       142         11.699    12.454      3,818
2011  .      12.316    12.981       135         12.454    13.153      4,283
2012  .      12.981    13.552       164         13.153    13.758      5,049
---------    ------    ------       ---         ------    ------      -----
LVIP Delaware Diversified Floating Rate
2010  .       N/A        N/A        N/A         10.043    10.043         39
2011  .      10.031     9.809        10         10.043     9.841        465
2012  .       9.809    10.020        16          9.841    10.073        713
---------    ------    ------       ---         ------    ------      -----



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP American International
2010  .      11.942    12.274         123       12.119    12.277         6
2011  .      12.274    10.380       2,028       12.277    10.388        49
2012  .      10.380    12.035       2,892       10.388    12.050        62
---------    ------    ------       -----       ------    ------        --
LVIP Baron Growth Opportunities(4)
2006  .       9.643    10.639          88        9.134    10.642        17
2007  .      10.639    10.861         465       10.642    10.869        63
2008  .      10.861     6.525         881       10.869     6.533        94
2009  .       6.525     8.909       1,239        6.533     8.925        95
2010  .       8.909    11.114       1,573        8.925    11.140        98
2011  .      11.114    11.412       1,944       11.140    11.444        92
2012  .      11.412    13.319       1,972       11.444    13.364        80
---------    ------    ------       -----       ------    ------        --
LVIP BlackRock Emerging Markets Index RPM
2012  .      10.440    10.984         242       10.323    10.986         6
---------    ------    ------       -----       ------    ------        --
LVIP BlackRock Equity Dividend RPM
2005  .      10.040    10.493          66       10.075    10.496        16
2006  .      10.493    11.496         194       10.496    11.505        37
2007  .      11.496    11.812         318       11.505    11.827        64
2008  .      11.812     7.173         438       11.827     7.185        70
2009  .       7.173     8.708         554        7.185     8.728        73
2010  .       8.708    10.112         612        8.728    10.140        65
2011  .      10.112     9.700         795       10.140     9.732        72
2012  .       9.700    11.173       1,516        9.732    11.215        94
---------    ------    ------       -----       ------    ------        --
LVIP BlackRock Inflation Protected Bond
2010  .      10.256    10.118         217       10.102    10.121         3
2011  .      10.118    11.174       4,972       10.121    11.183       176
2012  .      11.174    11.718       8,234       11.183    11.733       222
---------    ------    ------       -----       ------    ------       ---
LVIP Capital Growth
2007  .       9.965    10.724          30       10.245    10.730         1*
2008  .      10.724     6.168          84       10.730     6.174         1*
2009  .       6.168     8.190         393        6.174     8.203         8
2010  .       8.190     9.593         725        8.203     9.613        24
2011  .       9.593     8.594       1,168        9.613     8.616        32
2012  .       8.594    10.075       1,246        8.616    10.106        30
---------    ------    ------       -----       ------    ------       ---
LVIP Clarion Global Real Estate
2007  .       9.955     8.236         489        9.552     8.239        49
2008  .       8.236     4.701       1,327        8.239     4.705       103
2009  .       4.701     6.380       1,736        4.705     6.388       101
2010  .       6.380     7.409       2,188        6.388     7.423       118
2011  .       7.409     6.662       2,798        7.423     6.678       142
2012  .       6.662     8.180       2,762        6.678     8.204       101
---------    ------    ------       -----       ------    ------       ---
LVIP Columbia Small-Mid Cap Growth RPM
2007  .      10.218    10.969         112       10.613    10.973        14
2008  .      10.969     5.475         284       10.973     5.479        24
2009  .       5.475     8.001         404        5.479     8.012        19
2010  .       8.001    10.025         584        8.012    10.043        21
2011  .      10.025     9.121         815       10.043     9.142        24
2012  .       9.121     9.562         997        9.142     9.589        28
---------    ------    ------       -----       ------    ------       ---
LVIP Delaware Bond
2005  .       9.988     9.900       1,116        9.988     9.903        57
2006  .       9.900    10.207       3,117        9.903    10.216       292
2007  .      10.207    10.596       4,751       10.216    10.610       397
2008  .      10.596    10.118       6,128       10.610    10.137       480
2009  .      10.118    11.834      10,161       10.137    11.861       521
2010  .      11.834    12.629      16,023       11.861    12.665       518
2011  .      12.629    13.371      20,807       12.665    13.415       550
2012  .      13.371    14.021      25,168       13.415    14.075       645
---------    ------    ------      ------       ------    ------       ---
LVIP Delaware Diversified Floating Rate
2010  .      10.056    10.059         179       10.066    10.062         1*
2011  .      10.059     9.881       2,576       10.062     9.889        50
2012  .       9.881    10.139       4,034        9.889    10.153        54
---------    ------    ------      ------       ------    ------       ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP Delaware Foundation Aggressive Allocation(5)
2005  .       N/A        N/A        N/A         10.226    10.584         12
2006  .      13.465    14.825        13         10.584    11.904         67
2007  .      14.825    15.458        12         11.904    12.437        187
2008  .      15.458    10.118        13         12.437     8.157        157
2009  .      10.118    13.090        11          8.157    10.574        101
2010  .      13.090    14.433         8         10.574    11.682         65
2011  .      14.433    13.860         8         11.682    11.241         62
2012  .      13.860    15.392         8         11.241    12.509         49
---------    ------    ------       ---         ------    ------        ---
LVIP Delaware Growth and Income
2005  .       N/A        N/A        N/A         10.305    10.370         29
2006  .       N/A        N/A        N/A         10.370    11.444         74
2007  .      12.084    11.867         1*        11.444    11.928        119
2008  .      11.867     7.463         2         11.928     7.517        138
2009  .       7.463     9.111         2          7.517     9.195        164
2010  .       9.111    10.077         2          9.195    10.189        190
2011  .      10.077     9.985         2         10.189    10.117        194
2012  .       9.985    11.276         2         10.117    11.447        189
---------    ------    ------       ---         ------    ------        ---
LVIP Delaware Social Awareness
2005  .       N/A        N/A        N/A         10.120    10.773         81
2006  .      10.496    11.845         1*        10.773    11.883        138
2007  .      11.845    11.955         2         11.883    12.017        172
2008  .      11.955     7.678         2         12.017     7.734        166
2009  .       7.678     9.774         1*         7.734     9.864        182
2010  .       9.774    10.678         1*         9.864    10.798        204
2011  .      10.678    10.523         1*        10.798    10.663        222
2012  .      10.523    11.880         3         10.663    12.061        200
---------    ------    ------       ---         ------    ------        ---
LVIP Delaware Special Opportunities
2007  .       9.215     9.134         9          9.919     9.145         18
2008  .       9.134     5.667         8          9.145     5.686         88
2009  .       5.667     7.239         8          5.686     7.277        105
2010  .       7.239     9.261        10          7.277     9.328        141
2011  .       9.261     8.596        16          9.328     8.676        249
2012  .       8.596     9.675        16          8.676     9.784        203
---------    ------    ------       ---         ------    ------        ---
LVIP Dimensional Non-U.S. Equity
2011  .       8.754     8.292        13          9.664     8.303        233
2012  .       8.292     9.654        13          8.303     9.685        297
---------    ------    ------       ---         ------    ------        ---
LVIP Dimensional U.S. Equity
2011  .       8.692     9.347        24          9.676     9.359        461
2012  .       9.347    10.757        70          9.359    10.792        513
---------    ------    ------       ---         ------    ------        ---
LVIP Dimensional/Vanguard Total Bond
2011  .      10.055    10.334        11         10.078    10.347        311
2012  .      10.334    10.508        14         10.347    10.543        634
---------    ------    ------       ---         ------    ------        ---
LVIP Global Income
2009  .      10.662    10.665        10         10.086    10.673        405
2010  .      10.665    11.467        40         10.673    11.498      1,078
2011  .      11.467    11.361        60         11.498    11.415      1,654
2012  .      11.361    11.993        77         11.415    12.074      2,077
---------    ------    ------       ---         ------    ------      -----
LVIP Growth Fund(2)
2005  .       N/A        N/A        N/A         10.198    10.825          2
2006  .      11.314    11.253         1*        10.825    11.288         13
---------    ------    ------       ---         ------    ------      -----
LVIP Growth Opportunities(3)
2005  .       N/A        N/A        N/A         11.161    11.446          5
2006  .      13.112    12.346         1*        11.446    12.385         21
---------    ------    ------       ---         ------    ------      -----
LVIP JPMorgan High Yield
2010  .      10.725    10.795         1*        10.658    10.809         12
2011  .      10.795    10.877        21         10.809    10.912        348
2012  .      10.877    12.252        35         10.912    12.316        411
---------    ------    ------       ---         ------    ------      -----



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP Delaware Foundation Aggressive Allocation(5)
2005  .       9.983    10.599         59         N/A        N/A        N/A
2006  .      10.599    11.951        185        10.915    11.960       125
2007  .      11.951    12.517        339        11.960    12.533        80
2008  .      12.517     8.230        491        12.533     8.245       100
2009  .       8.230    10.696        308         8.245    10.720        71
2010  .      10.696    11.846        241        10.720    11.879        63
2011  .      11.846    11.427        190        11.879    11.465        60
2012  .      11.427    12.748        155        11.465    12.796        42
---------    ------    ------        ---        ------    ------       ---
LVIP Delaware Growth and Income
2005  .      10.287    10.385         34        10.155    10.388         2
2006  .      10.385    11.489        156        10.388    11.498        31
2007  .      11.489    12.005        350        11.498    12.020        55
2008  .      12.005     7.584        534        12.020     7.598        67
2009  .       7.584     9.301        846         7.598     9.322        71
2010  .       9.301    10.332        969         9.322    10.361        66
2011  .      10.332    10.285      1,080        10.361    10.318        55
2012  .      10.285    11.666        918        10.318    11.710        51
---------    ------    ------      -----        ------    ------       ---
LVIP Delaware Social Awareness
2005  .       9.999    10.788        120        10.044    10.791         7
2006  .      10.788    11.929        226        10.791    11.939        19
2007  .      11.929    12.094        322        11.939    12.110        29
2008  .      12.094     7.803        412        12.110     7.817        26
2009  .       7.803     9.978        480         7.817    10.000        21
2010  .       9.978    10.950        594        10.000    10.980        22
2011  .      10.950    10.839        644        10.980    10.875        28
2012  .      10.839    12.292        623        10.875    12.338        37
---------    ------    ------      -----        ------    ------       ---
LVIP Delaware Special Opportunities
2007  .      10.023     9.159         62        10.137     9.162         2
2008  .       9.159     5.709        227         9.162     5.714        12
2009  .       5.709     7.325        414         5.714     7.335        14
2010  .       7.325     9.412        739         7.335     9.430        16
2011  .       9.412     8.777      1,060         9.430     8.797        26
2012  .       8.777     9.923      1,174         8.797     9.951        33
---------    ------    ------      -----        ------    ------       ---
LVIP Dimensional Non-U.S. Equity
2011  .      10.028     8.316        340         8.766     8.319        11
2012  .       8.316     9.725        682         8.319     9.733        10
---------    ------    ------      -----        ------    ------       ---
LVIP Dimensional U.S. Equity
2011  .       9.510     9.373        480         8.737     9.376        20
2012  .       9.373    10.836        971         9.376    10.845        19
---------    ------    ------      -----        ------    ------       ---
LVIP Dimensional/Vanguard Total Bond
2011  .      10.017    10.363      1,111        10.281    10.367        16
2012  .      10.363    10.586      3,030        10.367    10.594        74
---------    ------    ------      -----        ------    ------       ---
LVIP Global Income
2009  .      10.106    10.692      1,015        10.310    10.698        60
2010  .      10.692    11.548      4,172        10.698    11.560       130
2011  .      11.548    11.493      7,579        11.560    11.511       201
2012  .      11.493    12.187      9,114        11.511    12.212       208
---------    ------    ------      -----        ------    ------       ---
LVIP Growth Fund(2)
2005  .      10.124    10.840         17        10.230    10.843         1*
2006  .      10.840    11.333        100        10.843    11.342        11
---------    ------    ------      -----        ------    ------       ---
LVIP Growth Opportunities(3)
2005  .      10.243    11.462         11        10.790    11.465         1*
2006  .      11.462    12.434         46        11.465    12.443         5
---------    ------    ------      -----        ------    ------       ---
LVIP JPMorgan High Yield
2010  .      10.752    10.825         44        10.784    10.829         1*
2011  .      10.825    10.956      1,235        10.829    10.965        58
2012  .      10.956    12.397      2,086        10.965    12.414        64
---------    ------    ------      -----        ------    ------       ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP JPMorgan Mid Cap Value RPM
2007  .       N/A        N/A        N/A         10.206     9.361          5
2008  .       8.690     6.051         1*         9.361     6.071         34
2009  .       N/A        N/A        N/A          6.071     7.433         74
2010  .       7.394     9.043         6          7.433     9.109        134
2011  .       9.043     8.708        11          9.109     8.789        244
2012  .       8.708     9.709         6          8.789     9.819        200
---------     -----     -----       ---         ------     -----        ---
LVIP MFS International Growth
2007  .      10.340    11.139         8          9.731    11.153         52
2008  .      11.139     5.575        15         11.153     5.593        124
2009  .       5.575     7.423        20          5.593     7.462        221
2010  .       7.423     8.230        30          7.462     8.290        297
2011  .       8.230     7.270        30          8.290     7.338        406
2012  .       7.270     8.509        28          7.338     8.605        446
---------    ------    ------       ---         ------    ------        ---
LVIP MFS Value
2007  .       9.906     9.701         1*         9.935     9.713         38
2008  .       9.701     6.438        12          9.713     6.459        197
2009  .       6.438     7.634        26          6.459     7.674        695
2010  .       7.634     8.351        31          7.674     8.411      1,045
2011  .       8.351     8.177        37          8.411     8.252      1,421
2012  .       8.177     9.324        29          8.252     9.429      1,451
---------    ------    ------       ---         ------    ------      -----
LVIP Mid-Cap Value
2007  .       9.607     8.630         6          9.870     8.641         61
2008  .       8.630     5.016        11          8.641     5.032        148
2009  .       5.016     7.003         6          5.032     7.040        195
2010  .       7.003     8.505         6          7.040     8.567        278
2011  .       8.505     7.559         6          8.567     7.630        348
2012  .       7.559     9.197         7          7.630     9.301        441
---------    ------    ------       ---         ------    ------      -----
LVIP Mondrian International Value
2005  .      10.755    11.091        13         10.086    11.103         72
2006  .      11.091    14.134        16         11.103    14.178        265
2007  .      14.134    15.445        16         14.178    15.524        307
2008  .      15.445     9.590        20         15.524     9.659        311
2009  .       9.590    11.395        20          9.659    11.500        294
2010  .      11.395    11.445        17         11.500    11.573        330
2011  .      11.445    10.746        13         11.573    10.888        336
2012  .      10.746    11.545        12         10.888    11.721        343
---------    ------    ------       ---         ------    ------      -----
LVIP Money Market
2005  .      10.011    10.067        15         10.002    10.080         44
2006  .      10.067    10.329        51         10.080    10.363        485
2007  .      10.329    10.628        47         10.363    10.684        824
2008  .      10.628    10.662       169         10.684    10.739      1,822
2009  .      10.662    10.485       154         10.739    10.583      1,519
2010  .      10.485    10.308        65         10.583    10.425      1,368
2011  .      10.308    10.132        84         10.425    10.267      2,252
2012  .      10.132     9.959        75         10.267    10.112      2,421
---------    ------    ------       ---         ------    ------      -----
LVIP Protected Profile 2010
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       8.493     7.778         3          9.981     7.802         13
2009  .       N/A        N/A        N/A          7.802     9.534         96
2010  .       N/A        N/A        N/A          9.534    10.437         87
2011  .       N/A        N/A        N/A         10.437    10.378         75
2012  .       N/A        N/A        N/A         10.378    11.064         58
---------    ------    ------       ---         ------    ------      -----
LVIP Protected Profile 2020
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          9.987     7.387         27
2009  .       N/A        N/A        N/A          7.387     9.117         37
2010  .       N/A        N/A        N/A          9.117    10.031         41
2011  .       N/A        N/A        N/A         10.031     9.872         40
2012  .       N/A        N/A        N/A          9.872    10.508         26
---------    ------    ------       ---         ------    ------      -----



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP JPMorgan Mid Cap Value RPM
2007  .      10.083     9.375         13         N/A        N/A        N/A
2008  .       9.375     6.095         90         8.298     6.101         1*
2009  .       6.095     7.482        231         6.101     7.493         3
2010  .       7.482     9.191        357         7.493     9.209         4
2011  .       9.191     8.891        583         9.209     8.913        10
2012  .       8.891     9.958        964         8.913     9.987        16
---------    ------     -----        ---         -----     -----       ---
LVIP MFS International Growth
2007  .      10.038    11.170        210        10.343    11.173        10
2008  .      11.170     5.615        559        11.173     5.620        68
2009  .       5.615     7.511        804         5.620     7.521        65
2010  .       7.511     8.365      1,354         7.521     8.380        83
2011  .       8.365     7.423      1,959         8.380     7.440        73
2012  .       7.423     8.727      1,968         7.440     8.752        76
---------    ------    ------      -----        ------    ------       ---
LVIP MFS Value
2007  .       9.710     9.727         93         9.920     9.731         7
2008  .       9.727     6.485        948         9.731     6.490        40
2009  .       6.485     7.724      2,323         6.490     7.735        79
2010  .       7.724     8.487      4,164         7.735     8.503        99
2011  .       8.487     8.348      5,947         8.503     8.367       159
2012  .       8.348     9.562      6,242         8.367     9.589       135
---------    ------    ------      -----        ------    ------       ---
LVIP Mid-Cap Value
2007  .      10.085     8.654        163         9.998     8.657        13
2008  .       8.654     5.052        396         8.657     5.057        21
2009  .       5.052     7.086        573         5.057     7.096        30
2010  .       7.086     8.645        827         7.096     8.662        24
2011  .       8.645     7.718      1,104         8.662     7.737        45
2012  .       7.718     9.433      1,184         7.737     9.461        45
---------    ------    ------      -----        ------    ------       ---
LVIP Mondrian International Value
2005  .      10.031    11.119        352        10.032    11.123        19
2006  .      11.119    14.234        909        11.123    14.245        95
2007  .      14.234    15.624      1,172        14.245    15.645       118
2008  .      15.624     9.745      1,442        15.645     9.763       120
2009  .       9.745    11.632      1,618         9.763    11.659       103
2010  .      11.632    11.736      1,969        11.659    11.769       117
2011  .      11.736    11.068      2,270        11.769    11.105       120
2012  .      11.068    11.945      2,553        11.105    11.991       127
---------    ------    ------      -----        ------    ------       ---
LVIP Money Market
2005  .      10.002    10.094        454        10.020    10.097        13
2006  .      10.094    10.404        672        10.097    10.412       130
2007  .      10.404    10.753      1,522        10.412    10.767       244
2008  .      10.753    10.836      6,370        10.767    10.855       551
2009  .      10.836    10.704      4,539        10.855    10.729       368
2010  .      10.704    10.571      3,846        10.729    10.600       373
2011  .      10.571    10.437      5,803        10.600    10.472       414
2012  .      10.437    10.305      6,298        10.472    10.344       422
---------    ------    ------      -----        ------    ------       ---
LVIP Protected Profile 2010
2007  .       9.918    10.457          7         N/A        N/A        N/A
2008  .      10.457     7.834        135         8.552     7.841         1*
2009  .       7.834     9.596        162         7.841     9.609         2
2010  .       9.596    10.532        150         9.609    10.551         1*
2011  .      10.532    10.499        141        10.551    10.523         1*
2012  .      10.499    11.221        153        10.523    11.252         2
---------    ------    ------      -----        ------    ------       ---
LVIP Protected Profile 2020
2007  .      10.016    10.302         91        10.279    10.306         1*
2008  .      10.302     7.416        311        10.306     7.422         3
2009  .       7.416     9.176        402         7.422     9.188        10
2010  .       9.176    10.122        462         9.188    10.140        10
2011  .      10.122     9.987        444        10.140    10.009        10
2012  .       9.987    10.657        434        10.009    10.686        10
---------    ------    ------      -----        ------    ------       ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP Protected Profile 2030
2007  .       N/A        N/A        N/A         10.599    10.393          2
2008  .       N/A        N/A        N/A         10.393     7.066         58
2009  .       N/A        N/A        N/A          7.066     8.881        110
2010  .       N/A        N/A        N/A          8.881     9.816         80
2011  .       N/A        N/A        N/A          9.816     9.587         66
2012  .       N/A        N/A        N/A          9.587    10.159         63
---------     --         ---        ---         ------    ------        ---
LVIP Protected Profile 2040
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          9.738     6.468          3
2009  .       N/A        N/A        N/A          6.468     8.320          2
2010  .       N/A        N/A        N/A          8.320     9.288          2
2011  .       N/A        N/A        N/A          9.288     8.989          1*
2012  .       N/A        N/A        N/A          8.989     9.457          1*
---------     --         ---        ---         ------    ------       ----
LVIP Protected Profile Conservative
2005  .       N/A        N/A        N/A         10.012    10.257        136
2006  .      10.452    10.981        26         10.257    11.015        294
2007  .      10.981    11.600        37         11.015    11.660        464
2008  .      11.600     9.273        45         11.660     9.340        687
2009  .       9.273    11.349        43          9.340    11.453        965
2010  .      11.349    12.293        67         11.453    12.431      1,317
2011  .      12.293    12.494        68         12.431    12.659      1,552
2012  .      12.494    13.444       109         12.659    13.649      2,532
---------    ------    ------       ---         ------    ------      -----
LVIP Protected Profile Growth
2005  .      10.484    10.640         9         10.122    10.652        287
2006  .      10.640    11.904        99         10.652    11.941      1,404
2007  .      11.904    12.814       222         11.941    12.880      1,973
2008  .      12.814     8.363       211         12.880     8.423      2,508
2009  .       8.363    10.577       158          8.423    10.674      2,812
2010  .      10.577    11.685       132         10.674    11.816      3,253
2011  .      11.685    11.454       147         11.816    11.606      3,720
2012  .      11.454    12.255       307         11.606    12.442      7,829
---------    ------    ------       ---         ------    ------      -----
LVIP Protected Profile Moderate
2005  .      10.225    10.463         7         10.000    10.475        605
2006  .      10.463    11.492        26         10.475    11.528      1,315
2007  .      11.492    12.308        79         11.528    12.372      1,926
2008  .      12.308     8.852        82         12.372     8.916      2,680
2009  .       8.852    11.111        89          8.916    11.213      3,308
2010  .      11.111    12.193       105         11.213    12.330      4,061
2011  .      12.193    12.091       152         12.330    12.251      4,863
2012  .      12.091    12.989       193         12.251    13.187      8,014
---------    ------    ------       ---         ------    ------      -----
LVIP SSGA Bond Index
2008  .      10.118    10.451         5         10.143    10.462        349
2009  .      10.451    10.707        48         10.462    10.740      1,897
2010  .      10.707    11.122       122         10.740    11.178      3,681
2011  .      11.122    11.709       121         11.178    11.791      3,603
2012  .      11.709    11.920       127         11.791    12.028      3,667
---------    ------    ------       ---         ------    ------      -----
LVIP SSgA Conservative Index Allocation
2010  .       N/A        N/A        N/A         10.385    10.443          1*
2011  .       N/A        N/A        N/A         10.443    10.534        131
2012  .       N/A        N/A        N/A         10.534    11.286        210
---------    ------    ------       ---         ------    ------      -----
LVIP SSgA Conservative Structured Allocation
2010  .       N/A        N/A        N/A         10.328    10.396         27
2011  .      10.388    10.467        39         10.396    10.496        447
2012  .      10.467    11.117        35         10.496    11.171        466
---------    ------    ------       ---         ------    ------      -----
LVIP SSGA Developed International 150
2008  .       5.644     6.255         1*         9.374     6.262         88
2009  .       6.255     8.871         5          6.262     8.898        311
2010  .       8.871     9.327        21          8.898     9.375        681
2011  .       9.327     8.033        24          9.375     8.090        747
2012  .       8.033     8.948        24          8.090     9.030        696
---------    ------    ------       ---         ------    ------      -----



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP Protected Profile 2030
2007  .      10.279    10.409          31        N/A        N/A        N/A
2008  .      10.409     7.094         138       10.124     7.100         11
2009  .       7.094     8.939         275        7.100     8.951         12
2010  .       8.939     9.905         198        8.951     9.923         12
2011  .       9.905     9.698         192        9.923     9.720         22
2012  .       9.698    10.303         202        9.720    10.332         19
---------    ------    ------         ---       ------    ------       ----
LVIP Protected Profile 2040
2007  .      10.188    10.234           2        N/A        N/A        N/A
2008  .      10.234     6.494          57        N/A        N/A        N/A
2009  .       6.494     8.374         135        N/A        N/A        N/A
2010  .       8.374     9.372         137        N/A        N/A        N/A
2011  .       9.372     9.093         140        N/A        N/A        N/A
2012  .       9.093     9.591         122        N/A        N/A        N/A
---------    ------    ------         ---       ------    ------       ----
LVIP Protected Profile Conservative
2005  .      10.030    10.272         412       10.163    10.275          1*
2006  .      10.272    11.059         655       10.275    11.067         37
2007  .      11.059    11.735       1,251       11.067    11.750         58
2008  .      11.735     9.423       2,085       11.750     9.440        174
2009  .       9.423    11.585       2,923        9.440    11.611        196
2010  .      11.585    12.605       4,489       11.611    12.640        325
2011  .      12.605    12.869       6,425       12.640    12.911        246
2012  .      12.869    13.909      13,142       12.911    13.962        351
---------    ------    ------      ------       ------    ------       ----
LVIP Protected Profile Growth
2005  .       9.989    10.667         390       10.394    10.671         78
2006  .      10.667    11.988       2,369       10.671    11.998        191
2007  .      11.988    12.963       4,640       11.998    12.979        426
2008  .      12.963     8.498       7,465       12.979     8.513        733
2009  .       8.498    10.797       8,162        8.513    10.821        665
2010  .      10.797    11.982      10,068       10.821    12.015        670
2011  .      11.982    11.798      12,992       12.015    11.837        834
2012  .      11.798    12.679      53,081       11.837    12.727      1,242
---------    ------    ------      ------       ------    ------      -----
LVIP Protected Profile Moderate
2005  .       9.991    10.490         899       10.346    10.493        205
2006  .      10.490    11.573       3,142       10.493    11.582        342
2007  .      11.573    12.452       6,102       11.582    12.468        521
2008  .      12.452     8.996       9,472       12.468     9.012        737
2009  .       8.996    11.342      11,543        9.012    11.368        807
2010  .      11.342    12.503      14,804       11.368    12.538        768
2011  .      12.503    12.454      18,690       12.538    12.495        649
2012  .      12.454    13.439      48,730       12.495    13.490      1,076
---------    ------    ------      ------       ------    ------      -----
LVIP SSGA Bond Index
2008  .      10.024    10.476       1,684       10.138    10.478        123
2009  .      10.476    10.781       8,894       10.478    10.789        303
2010  .      10.781    11.249      20,256       10.789    11.263        482
2011  .      11.249    11.896      20,130       11.263    11.917        506
2012  .      11.896    12.164      21,040       11.917    12.192        567
---------    ------    ------      ------       ------    ------      -----
LVIP SSgA Conservative Index Allocation
2010  .      10.275    10.454          56        N/A        N/A        N/A
2011  .      10.454    10.571       1,066       10.456    10.579          1*
2012  .      10.571    11.355       1,512       10.579    11.369         15
---------    ------    ------      ------       ------    ------      -----
LVIP SSgA Conservative Structured Allocation
2010  .      10.257    10.407         278        N/A        N/A        N/A
2011  .      10.407    10.534       4,131       10.409    10.541         58
2012  .      10.534    11.239       5,407       10.541    11.252         41
---------    ------    ------      ------       ------    ------      -----
LVIP SSGA Developed International 150
2008  .       9.187     6.270         391        9.171     6.272         24
2009  .       6.270     8.932       1,400        6.272     8.939         45
2010  .       8.932     9.434       3,547        8.939     9.446         66
2011  .       9.434     8.162       4,097        9.446     8.176         87
2012  .       8.162     9.133       4,063        8.176     9.154         88
---------    ------    ------      ------       ------    ------      -----

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP SSGA Emerging Markets 100
2008  .       9.739     6.047         1*         9.395     6.053         76
2009  .       6.047    11.259         8          6.053    11.293        238
2010  .      11.259    14.100        21         11.293    14.169        501
2011  .      14.100    11.755        20         14.169    11.837        566
2012  .      11.755    12.982        24         11.837    13.098        543
---------    ------    ------        --         ------    ------        ---
LVIP SSgA Global Tactical Allocation RPM(7)
2005  .      10.569    10.875        19         10.155    10.888         94
2006  .      10.875    12.424        39         10.888    12.463        137
2007  .      12.424    13.520        47         12.463    13.590        323
2008  .      13.520     7.889        31         13.590     7.946        409
2009  .       7.889    10.114        40          7.946    10.207        289
2010  .      10.114    10.781        31         10.207    10.902        373
2011  .      10.781    10.590        71         10.902    10.730        916
2012  .      10.590    11.539        90         10.730    11.715      1,119
---------    ------    ------        --         ------    ------      -----
LVIP SSgA International Index
2008  .       6.777     6.392         1*         9.572     6.398        178
2009  .       6.392     8.010         6          6.398     8.034        546
2010  .       8.010     8.405        32          8.034     8.447      1,108
2011  .       8.405     7.219        39          8.447     7.270      1,277
2012  .       7.219     8.358        37          7.270     8.433      1,226
---------    ------    ------        --         ------    ------      -----
LVIP SSgA Large Cap 100
2008  .       6.341     6.967         1*         9.368     6.975        142
2009  .       6.967     9.240        11          6.975     9.268        625
2010  .       9.240    10.795        40          9.268    10.850      1,180
2011  .      10.795    10.827        45         10.850    10.903      1,205
2012  .      10.827    11.910        30         10.903    12.018        990
---------    ------    ------        --         ------    ------      -----
LVIP SSgA Moderate Index Allocation
2010  .       N/A        N/A        N/A         10.486    10.655         14
2011  .      10.646    10.411        11         10.655    10.440        350
2012  .      10.411    11.399         9         10.440    11.455        537
---------    ------    ------       ---         ------    ------      -----
LVIP SSgA Moderate Structured Allocation
2010  .       N/A        N/A        N/A         10.383    10.557        254
2011  .      10.548    10.370        55         10.557    10.399      1,556
2012  .      10.370    11.236        26         10.399    11.290      2,100
---------    ------    ------       ---         ------    ------      -----
LVIP SSgA Moderately Aggressive Index Allocation
2010  .       N/A        N/A        N/A         10.671    10.793         71
2011  .      10.784    10.301         2         10.793    10.330        346
2012  .      10.301    11.395        29         10.330    11.450        697
---------    ------    ------       ---         ------    ------      -----
LVIP SSgA Moderately Aggressive Structured Allocation
2010  .       N/A        N/A        N/A         10.547    10.852        168
2011  .      10.843    10.443        22         10.852    10.472        868
2012  .      10.443    11.402        22         10.472    11.457      1,304
---------    ------    ------       ---         ------    ------      -----
LVIP SSgA S&P 500 Index(1)
2005  .      10.030    10.239         7         10.077    10.251          2
2006  .      10.239    11.436         7         10.251    11.472         16
2007  .      11.421    11.292         7         11.464    11.350         48
2008  .      11.292     6.952        26         11.350     7.001        328
2009  .       6.952     8.592        38          7.001     8.671      1,045
2010  .       8.592     9.663        63          8.671     9.771      1,818
2011  .       9.663     9.647        65          9.771     9.775      1,940
2012  .       9.647    10.936        59          9.775    11.102      1,730
---------    ------    ------       ---         ------    ------      -----
LVIP SSgA Small-Cap Index
2007  .       9.535     9.139         3         10.169     9.150         13
2008  .       9.139     5.915        10          9.150     5.934        149
2009  .       5.915     7.306        11          5.934     7.344        370
2010  .       7.306     9.037        24          7.344     9.102        622
2011  .       9.037     8.454        22          9.102     8.532        748
2012  .       8.454     9.603        20          8.532     9.712        638
---------    ------    ------       ---         ------    ------      -----



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP SSGA Emerging Markets 100
2008  .       9.560     6.061         337        9.500     6.063        21
2009  .       6.061    11.336       1,189        6.063    11.345        72
2010  .      11.336    14.261       2,548       11.345    14.280        76
2011  .      14.261    11.943       3,202       14.280    11.965        77
2012  .      11.943    13.249       3,361       11.965    13.280        81
---------    ------    ------       -----       ------    ------        --
LVIP SSgA Global Tactical Allocation RPM(7)
2005  .      10.294    10.903          82       10.114    10.906        14
2006  .      10.903    12.512         458       10.906    12.522        65
2007  .      12.512    13.677         898       12.522    13.695        82
2008  .      13.677     8.017       1,014       13.695     8.031        85
2009  .       8.017    10.324         874        8.031    10.348        47
2010  .      10.324    11.055       1,294       10.348    11.086        53
2011  .      11.055    10.908       5,094       11.086    10.944       107
2012  .      10.908    11.938       8,480       10.944    11.984       119
---------    ------    ------       -----       ------    ------       ---
LVIP SSgA International Index
2008  .       9.643     6.407         553        9.456     6.408        59
2009  .       6.407     8.065       2,378        6.408     8.071       103
2010  .       8.065     8.501       5,850        8.071     8.511       200
2011  .       8.501     7.334       6,757        8.511     7.347       210
2012  .       7.334     8.529       6,379        7.347     8.549       205
---------    ------    ------       -----       ------    ------       ---
LVIP SSgA Large Cap 100
2008  .       9.235     6.984         708        9.119     6.985        45
2009  .       6.984     9.303       2,785        6.985     9.310        96
2010  .       9.303    10.918       6,265        9.310    10.932       163
2011  .      10.918    11.000       6,347       10.932    11.019       158
2012  .      11.000    12.155       5,786       11.019    12.183       150
---------    ------    ------       -----       ------    ------       ---
LVIP SSgA Moderate Index Allocation
2010  .      10.384    10.666         197        N/A        N/A        N/A
2011  .      10.666    10.477       1,966       10.668    10.485        35
2012  .      10.477    11.524       3,526       10.485    11.538        66
---------    ------    ------       -----       ------    ------       ---
LVIP SSgA Moderate Structured Allocation
2010  .      10.296    10.568         733        N/A        N/A        N/A
2011  .      10.568    10.436       9,665       10.570    10.443       109
2012  .      10.436    11.358      14,018       10.443    11.372       205
---------    ------    ------      ------       ------    ------       ---
LVIP SSgA Moderately Aggressive Index Allocation
2010  .      10.634    10.804         110        N/A        N/A        N/A
2011  .      10.804    10.367       2,086       10.806    10.374        24
2012  .      10.367    11.520       3,782       10.374    11.534        66
---------    ------    ------      ------       ------    ------       ---
LVIP SSgA Moderately Aggressive Structured Allocation
2010  .      10.557    10.864         325        N/A        N/A        N/A
2011  .      10.864    10.509       7,770       10.866    10.517        52
2012  .      10.509    11.527      10,085       10.517    11.541        58
---------    ------    ------      ------       ------    ------       ---
LVIP SSgA S&P 500 Index(1)
2005  .      10.149    10.266           4       10.137    10.269         1*
2006  .      10.266    11.517          30       10.269    11.526         2
2007  .      11.519    11.426         202       11.530    11.438        51
2008  .      11.426     7.066       1,422       11.438     7.077       158
2009  .       7.066     8.773       4,923        7.077     8.791       238
2010  .       8.773     9.911      10,167        8.791     9.936       335
2011  .       9.911     9.939      10,644        9.936     9.969       345
2012  .       9.939    11.318       9,970        9.969    11.358       348
---------    ------    ------      ------       ------    ------       ---
LVIP SSgA Small-Cap Index
2007  .       9.914     9.164         138        9.193     9.167        32
2008  .       9.164     5.958         651        9.167     5.962        77
2009  .       5.958     7.392       1,794        5.962     7.402       104
2010  .       7.392     9.185       3,347        7.402     9.202       136
2011  .       9.185     8.631       3,797        9.202     8.651       133
2012  .       8.631     9.849       3,555        8.651     9.877       137
---------    ------    ------      ------       ------    ------       ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP SSgA Small-Mid Cap 200
2008  .       6.442     7.217         1*         9.725     7.225         43
2009  .       7.217    10.730         2          7.225    10.763        157
2010  .      10.730    13.436        15         10.763    13.505        302
2011  .      13.436    12.879        15         13.505    12.971        297
2012  .      12.879    14.369        15         12.971    14.501        269
---------    ------    ------        --         ------    ------        ---
LVIP T. Rowe Price Growth Stock
2007  .      10.112     9.914         1*         9.980     9.927         26
2008  .       9.914     5.652         2          9.927     5.670         55
2009  .       5.652     7.927         5          5.670     7.968        139
2010  .       7.927     9.069        14          7.968     9.135        331
2011  .       9.069     8.743        15          9.135     8.824        393
2012  .       8.743    10.139        40          8.824    10.254        468
---------    ------    ------        --         ------    ------        ---
LVIP T. Rowe Price Structured Mid-Cap Growth
2005  .       N/A        N/A        N/A         10.362    10.985         67
2006  .      15.536    15.816         1*        10.985    11.789        103
2007  .      15.816    17.608         1*        11.789    13.152        127
2008  .      17.608     9.876         2         13.152     7.391         98
2009  .       9.876    14.166         6          7.391    10.623        127
2010  .      14.166    17.827        11         10.623    13.395        197
2011  .      17.827    16.797        16         13.395    12.646        243
2012  .      16.797    19.149        22         12.646    14.446        247
---------    ------    ------       ---         ------    ------        ---
LVIP Templeton Growth RPM
2007  .       9.801     9.786         4          9.902     9.798        199
2008  .       9.786     5.972        11          9.798     5.991        418
2009  .       5.972     7.500         9          5.991     7.539        403
2010  .       7.500     7.834        12          7.539     7.891        559
2011  .       7.834     7.441        12          7.891     7.510        735
2012  .       7.441     8.841        66          7.510     8.941        749
---------    ------    ------       ---         ------    ------        ---
LVIP UBS Large Cap Growth RPM
2005  .      12.363    12.838         6          9.914    10.468         13
2006  .      12.838    13.802         1*        10.468    11.276         19
2007  .      13.802    16.290         3         11.276    13.335         72
2008  .      16.290     9.449         4         13.335     7.751         97
2009  .       9.449    12.830         4          7.751    10.545        180
2010  .      12.830    14.004         3         10.545    11.533        235
2011  .      14.004    12.945         6         11.533    10.682        231
2012  .      12.945    14.769         1*        10.682    12.212        247
---------    ------    ------       ---         ------    ------        ---
LVIP Vanguard Domestic Equity ETF
2011  .       8.629     9.341         1*         9.684     9.353         46
2012  .       9.341    10.545         1*         9.353    10.579        161
---------    ------    ------       ---         ------    ------        ---
LVIP Vanguard International Equity ETF
2011  .       8.258     8.335         1*         9.883     8.345         28
2012  .       8.335     9.749         3          8.345     9.781         80
---------    ------    ------       ---         ------    ------        ---
MFS VIT Growth
2008  .       N/A        N/A        N/A          9.081     9.334          2
2009  .       N/A        N/A        N/A          9.334    12.621         23
2010  .       N/A        N/A        N/A         12.621    14.294         34
2011  .       6.161     6.021         7         14.294    13.995         47
2012  .       6.021     6.926         3         13.995    16.133         56
---------    ------    ------       ---         ------    ------        ---
MFS VIT Total Return
2005  .      12.647    12.751         6         12.384    12.510        183
2006  .      12.751    13.986        29         12.510    13.750        556
2007  .      13.986    14.284        32         13.750    14.071        790
2008  .      14.284    10.903        28         14.071    10.762        895
2009  .      10.903    12.613        36         10.762    12.475        988
2010  .      12.613    13.588        39         12.475    13.466      1,083
2011  .      13.588    13.564        39         13.466    13.469      1,062
2012  .      13.564    14.786        31         13.469    14.712        993
---------    ------    ------       ---         ------    ------      -----



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP SSgA Small-Mid Cap 200
2008  .       9.253     7.235        202         9.073     7.237        14
2009  .       7.235    10.804        722         7.237    10.813        24
2010  .      10.804    13.590      1,552        10.813    13.607        30
2011  .      13.590    13.086      1,685        13.607    13.108        36
2012  .      13.086    14.666      1,643        13.108    14.699        42
---------    ------    ------      -----        ------    ------        --
LVIP T. Rowe Price Growth Stock
2007  .       9.964     9.942         62        10.206     9.945        11
2008  .       9.942     5.693        267         9.945     5.697        21
2009  .       5.693     8.020        818         5.697     8.031        50
2010  .       8.020     9.218      1,262         8.031     9.235        63
2011  .       9.218     8.927      1,888         9.235     8.947        85
2012  .       8.927    10.399      2,437         8.947    10.428        82
---------    ------    ------      -----        ------    ------        --
LVIP T. Rowe Price Structured Mid-Cap Growth
2005  .      10.386    11.000         18        10.473    11.004         1*
2006  .      11.000    11.836         76        11.004    11.845         8
2007  .      11.836    13.236        137        11.845    13.254        10
2008  .      13.236     7.458        263        13.254     7.471        22
2009  .       7.458    10.745        489         7.471    10.770        41
2010  .      10.745    13.583        696        10.770    13.621        33
2011  .      13.583    12.856        989        13.621    12.898        29
2012  .      12.856    14.722      1,106        12.898    14.778        28
---------    ------    ------      -----        ------    ------        --
LVIP Templeton Growth RPM
2007  .      10.006     9.813        797         9.974     9.816        41
2008  .       9.813     6.015      1,692         9.816     6.020       106
2009  .       6.015     7.588      1,982         6.020     7.598        69
2010  .       7.588     7.963      2,873         7.598     7.977        78
2011  .       7.963     7.597      3,660         7.977     7.615        91
2012  .       7.597     9.067      4,321         7.615     9.093        94
---------    ------    ------      -----        ------    ------       ---
LVIP UBS Large Cap Growth RPM
2005  .       9.958    10.482         34        10.004    10.486         3
2006  .      10.482    11.320         52        10.486    11.329         7
2007  .      11.320    13.421        243        11.329    13.439        10
2008  .      13.421     7.820        286        13.439     7.835        20
2009  .       7.820    10.666        492         7.835    10.691        26
2010  .      10.666    11.694        600        10.691    11.727        24
2011  .      11.694    10.859        692        11.727    10.895        26
2012  .      10.859    12.445        921        10.895    12.492        27
---------    ------    ------      -----        ------    ------       ---
LVIP Vanguard Domestic Equity ETF
2011  .       9.950     9.367        424         8.792     9.370        32
2012  .       9.367    10.622      1,248         9.370    10.631        70
---------    ------    ------      -----        ------    ------       ---
LVIP Vanguard International Equity ETF
2011  .      10.097     8.358        247         9.004     8.361        14
2012  .       8.358     9.821        680         8.361     9.829        42
---------    ------    ------      -----        ------    ------       ---
MFS VIT Growth
2008  .       9.090     6.332         49         6.720     6.333         2
2009  .       6.332     8.583        119         6.333     8.589         7
2010  .       8.583     9.745        256         8.589     9.757         7
2011  .       9.745     9.566        356         9.757     9.582         7
2012  .       9.566    11.054        539         9.582    11.079        34
---------    ------    ------      -----        ------    ------       ---
MFS VIT Total Return
2005  .      10.015    10.144        386        10.050    10.146        22
2006  .      10.144    11.177      1,287        10.146    11.185        68
2007  .      11.177    11.467      1,803        11.185    11.481       129
2008  .      11.467     8.792      1,921        11.481     8.807       168
2009  .       8.792    10.217      2,328         8.807    10.240       209
2010  .      10.217    11.056      2,800        10.240    11.087       197
2011  .      11.056    11.086      2,651        11.087    11.122       175
2012  .      11.086    12.140      2,517        11.122    12.185       161
---------    ------    ------      -----        ------    ------       ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
MFS VIT Utilities
2005  .       9.460   10.836         11        12.763    14.649         62
2006  .      10.836   13.945         32        14.649    18.890        243
2007  .      13.945   17.479         55        18.890    23.725        476
2008  .      17.479   10.682         59        23.725    14.528        514
2009  .      10.682   13.947         51        14.528    19.006        410
2010  .      13.947   15.556         36        19.006    21.242        434
2011  .      15.556   16.281         31        21.242    22.276        481
2012  .      16.281   18.112         19        22.276    24.831        467
---------    ------   ------         --        ------    ------        ---
NB AMT Mid Cap Growth
2005  .      11.983   13.394          2        12.063    13.510         40
2006  .      13.394   15.095          4        13.510    15.256        103
2007  .      15.095   18.175          3        15.256    18.406        145
2008  .      18.175   10.114          2        18.406    10.263        114
2009  .      10.114   13.079          1*       10.263    13.298         84
2010  .      13.079   16.592          1*       13.298    16.903         68
2011  .      16.592   16.381          1*       16.903    16.722         61
2012  .      16.381   18.095          2        16.722    18.509         55
---------    ------   ------         --        ------    ------        ---
NB AMT Mid Cap Intrinsic Value
2005  .      15.728   17.310          1*       15.830    17.457         32
2006  .      17.310   18.909          1*       17.457    19.108         82
2007  .      18.909   19.194          1*       19.108    19.435         93
2008  .      19.194   10.219          1*       19.435    10.368         79
2009  .      10.219   14.717          1*       10.368    14.961         60
2010  .      14.717   18.249          1*       14.961    18.589         49
2011  .      18.249   16.767          1*       18.589    17.113         44
2012  .      16.767   19.034          1*       17.113    19.467         39
---------    ------   ------         --        ------    ------        ---
PIMCO VIT CommodityRealReturn Strategy
2009  .      10.857   12.491          1*       10.769    12.507          8
2010  .      12.491   15.251          1*       12.507    15.301         34
2011  .      15.251   13.856          2        15.301    13.929         37
2012  .      13.856   14.313          2        13.929    14.417         38
---------    ------   ------         --        ------    ------        ---



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
MFS VIT Utilities
2005  .      10.074    11.078        183        10.416    11.082        12
2006  .      11.078    14.321        724        11.082    14.332        39
2007  .      14.321    18.032      1,510        14.332    18.055        88
2008  .      18.032    11.069      2,013        18.055    11.089       105
2009  .      11.069    14.517      1,939        11.089    14.551        84
2010  .      14.517    16.266      2,012        14.551    16.311        82
2011  .      16.266    17.100      2,314        16.311    17.157        88
2012  .      17.100    19.110      2,223        17.157    19.182        82
---------    ------    ------      -----        ------    ------       ---
NB AMT Mid Cap Growth
2005  .       9.965    11.215         90         9.965    11.218        10
2006  .      11.215    12.697        308        11.218    12.706        33
2007  .      12.697    15.356        408        12.706    15.375        47
2008  .      15.356     8.584        347        15.375     8.599        35
2009  .       8.584    11.150        259         8.599    11.176        25
2010  .      11.150    14.209        203        11.176    14.248        17
2011  .      14.209    14.092        186        14.248    14.138        17
2012  .      14.092    15.637        169        14.138    15.695        15
---------    ------    ------      -----        ------    ------       ---
NB AMT Mid Cap Intrinsic Value
2005  .      10.098    11.035        222        10.059    11.038        14
2006  .      11.035    12.109        426        11.038    12.118        34
2007  .      12.109    12.347        471        12.118    12.363        36
2008  .      12.347     6.603        407        12.363     6.615        23
2009  .       6.603     9.553        334         6.615     9.575        20
2010  .       9.553    11.899        279         9.575    11.932        17
2011  .      11.899    10.982        215        11.932    11.018        13
2012  .      10.982    12.523        176        11.018    12.571        12
---------    ------    ------      -----        ------    ------       ---
PIMCO VIT CommodityRealReturn Strategy
2009  .       9.833    12.526         17        10.880    12.530         3
2010  .      12.526    15.363        115        12.530    15.375         9
2011  .      15.363    14.020        147        15.375    14.039        17
2012  .      14.020    14.548        148        14.039    14.575        12
---------    ------    ------      -----        ------    ------       ---



* The numbers of accumulation units less than 500 were rounded up to one.

** This table reflects the accumulation unit values and the number of accumulation units for the ChoicePlus Assurance B Share, ChoicePlus Assurance B Class, and ChoicePlus Series B-Share.


(1) Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP SSgA S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Lincoln Core Fund.

(2) Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.

(3) Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.

(4) Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.

(5) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.

(6) Effective October 9, 2010, the Delaware VIP (Reg. TM) Trend Series was reorganized into the Delaware VIP (Reg. TM) Smid Cap Growth Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP (Reg. TM) Trend Series.

(7) Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSgA Global Tactical Allocation Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.^

                                  SAI 3

Lincoln ChoicePlus AssuranceSM (B Share)
Lincoln Life Variable Annuity Account N  (Registrant)

The Lincoln National Life Insurance Company  (Depositor)



Statement of Additional Information (SAI)

This SAI should be read in conjunction with the Lincoln ChoicePlus AssuranceSM (B Share) prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2013. You may obtain a copy of the Lincoln ChoicePlus AssuranceSM (B Share) prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-888-868-2583.




Table of Contents





Item                                             Page
Special Terms                                   B-2
Services                                        B-2
Principal Underwriter                           B-2
Purchase of Securities Being Offered            B-2
Interest Adjustment Example                     B-2
Annuity Payouts                                 B-4
Examples of Regular Income Payment
Calculations                                    B-5


Item                                             Page
Determination of Accumulation and Annuity Unit
Value                                           B-5
Capital Markets                                 B-5
Advertising & Ratings                           B-6
About the S&P 500 Index                         B-6
Additional Services                             B-6
Other Information                               B-7
Financial Statements                            B-7


This SAI is not a prospectus.

The date of this SAI is May 1, 2013.

Special Terms

The special terms used in this SAI are the ones defined in the Prospectus.


Services

Independent Registered Public Accounting Firm

Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) our financial statements of the Lincoln Life Variable Annuity Account N as of December 31, 2012 and for the year then ended and the statement of changes in net assets in the year ended December 31, 2011; and b) our consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.



Keeper of Records

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.



Principal Underwriter

Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of Lincoln Life, serves as principal underwriter (the "Principal Underwriter") for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively, "LFN"), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $289,902,595, $358,027,469 and $437,205,763 to LFA and Selling Firms in 2010, 2011 and 2012 respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.




Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender chargemay be reduced or waived.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.



Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a market value adjustment in your contract.

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE

                             CASH SURRENDER VALUES



         Single Premium..................    $50,000
         Premium taxes...................    None
         Withdrawals.....................    None
         Guaranteed Period...............    5 years
         Guaranteed Interest Rate........    3.50%
         Annuity Date....................    Age 70
         Index Rate A....................    3.50%
         Index Rate B....................    4.00% End of contract year 1
                                             3.50% End of contract year 2
                                             3.00% End of contract year 3
                                             2.00% End of contract year 4
         Percentage adjustment to B......    0.50%



         Interest Adjustment Formula                  (1 + Index A)n
                                              ------------------------------
                                                                             -1
         n = Remaining Guaranteed Period      (1 + Index B + % Adjustment)n

                          SURRENDER VALUE CALCULATION


                                                   (3)
                   (1)             (2)          Adjusted     (4)         (5)         (6)         (7)
                 Annuity      1 + Interest       Annuity   Minimum   Greater of   Surrender   Surrender
Contract Year     Value    Adjustment Formula     Value     Value     (3) & (4)     Charge      Value
--------------- --------- -------------------- ---------- --------- ------------ ----------- ----------
1..............  $51,710       0.962268         $49,759    $50,710     $50,710      $4,250    $46,460
2..............  $53,480       0.985646         $52,712    $51,431     $52,712      $4,250    $48,462
3..............  $55,312       1.000000         $55,312    $52,162     $55,312      $4,000    $51,312
4..............  $57,208       1.009756         $57,766    $52,905     $57,766      $3,500    $54,266
5..............  $59,170          N/A           $59,170    $53,658     $59,170      $3,000    $56,170

                           ANNUITY VALUE CALCULATION



                   BOY*                             Annual         EOY**
                 Annuity         Guaranteed        Account        Annuity
Contract Year     Value        Interest Rate         Fee           Value
--------------- ---------     ---------------     ---------     ----------
 1..............$50,000   x       1.035       -   $40       =   $51,710
 2..............$51,710   x       1.035       -   $40       =   $53,480
 3..............$53,480   x       1.035       -   $40       =   $55,312
 4..............$55,312   x       1.035       -   $40       =   $57,208
 5..............$57,208   x       1.035       -   $40       =   $59,170

                         SURRENDER CHARGE CALCULATION



                 Surrender
                  Charge                      Surrender
Contract Year     Factor        Deposit        Charge
--------------- ----------     ---------     ----------
 1..............   8.5%    x   $50,000   =   $4,250
 2..............   8.5%    x   $50,000   =   $4,250
 3..............   8.0%    x   $50,000   =   $4,000
 4..............   7.0%    x   $50,000   =   $3,500
 5..............   6.0%    x   $50,000   =   $3,000

                       1 + INTEREST ADJUSTMENT FORMULA CALCULATION



Contract Year    Index A   Index B   Adj Index B     N     Result
--------------- --------- --------- ------------- ------ ---------
1..............  3.50%     4.00%       4.50%         4   0.962268
2..............  3.50%     3.50%       4.00%         3   0.985646
3..............  3.50%     3.00%       3.50%         2   1.000000
4..............  3.50%     2.00%       2.50%         1   1.009756
5..............  3.50%      N/A         N/A         N/A     N/A

                           MINIMUM VALUE CALCULATION



                                   Minimum           Annual
                                  Guaranteed        Account        Minimum
Contract Year                   Interest Rate         Fee           Value
---------------                ---------------     ---------     ----------
 1..............$50,000    x       1.015       -   $40       =   $50,710
 2..............$50,710    x       1.015       -   $40       =   $51,431
 3..............$51,431    x       1.015       -   $40       =   $52,162
 4..............$52,162    x       1.015       -   $40       =   $52,905
 5..............$52,905    x       1.015       -   $40       =   $53,658


                             * BOY = beginning of year

                                        ** EOY = end of year



Annuity Payouts

Variable Annuity Payouts
Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.

In order to determine the amount of variable annuity payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and
 o third, we calculate the value of the annuity units each period thereafter.

These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.

Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an Annuity Commencement Date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table.


The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.




Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the regular income payments. These examples assume that the investment return is the same as the assumed investment return
(AIR) to make the regular income payment calculations simpler to understand. The regular income payments will vary based on the investment performance of the underlying funds.



         Annuitant............................ Male, Age 65
         Secondary Life....................... Female, Age 63
         Purchase Payment..................... $200,000.00
         Regular Income Payment Frequency..... Annual
         AIR.................................. 4.0%
         Hypothetical Investment Return....... 4.0%

                                               20-year Access Period    30-Year Access Period
         Regular Income Payment............... $ 10,600.94              $10,004.94

A 10% withdrawal from the account value will reduce the regular income payments by 10% to $9,540.85 with the 20-year access period and $9,004.45 with the 30-year access period.

At the end of the 20-year access period, the remaining account value of $109,921.94 (assuming no withdrawals) will be used to continue the $10,600.94 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. At the end of the 30-year access period, the remaining account value of $65,108.01 (assuming no withdrawals) will be used to continue the $10,004.94 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. (Note: the regular income payments during the lifetime income period will vary with the investment performance of the underlying funds).



Determination of Accumulation and Annuity Unit Value
A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.

Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.


Capital Markets

In any particular year, our capital may increase or decrease depending on a variety of factors - the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.

Advertising & Ratings

We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is positive for Moody's and stable for A.M. Best, Fitch, and Standard & Poor's. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.


About the S&P 500 Index


Investors look to indexes as a standard of market performance. Indexes are groups of stocks or bonds selected to represent an entire market. The S&P 500 Index is a widely used measure of large US company stock performance. It consists of the common stocks of 500 major corporations selected according to size, frequency and ease by which their stocks trade, and range and diversity of the American economy.


In some cases, fund names and/or their objectives may include references to certain indices, such as the S&P 500 Index. Neither the contract nor the funds are sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the contract or any member of the public regarding the advisability of investing in securities generally or in the contract particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the contract. S&P has no obligation to take the needs of the Licensee or the owners of the contract into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the contract or the timing of the issuance or sale of the contract or in the determination or calculation of the equation by which the contract is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the contract.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



Additional Services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain subaccounts, or the fixed side (if available) of the contract into the subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 ($2,000 for contracts purchased prior to November 15, 2010) over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
 o the Annuity Commencement Date;
 o the value of the amount being DCA'd is depleted; or
 o you cancel the program by written request or by telephone if we have your telephone authorization on file.

We reserve the right to restrict access to this program at any time.

A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional purchase payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional purchase payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.


Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to us. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.


Cross Reinvestment Program/Earnings Sweep Program - Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.

Beginning May 1, 2010, the cross reinvestment service is no longer available unless the contractowner has enrolled in this service prior to this date. Contractowners who are currently enrolled in this service will not be impacted by this change.

Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.



Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.



Financial Statements

The December 31, 2012 financial statements of the VAA and the December 31, 2012 consolidated financial statements of Lincoln Life appear on the following pages.

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                 THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                      CONSOLIDATED FINANCIAL STATEMENTS
                         DECEMBER 31, 2012 AND 2011

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
The Board of Directors and Shareholder of
The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company as of December 31, 2012 and 2011, and the related consolidated statements of comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2012. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of the Lincoln National Life Insurance Company at December 31, 2012 and 2011, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the consolidated financial statements, effective January 1, 2012 and retrospectively applied to all periods presented, the Company changed its method of accounting for costs relating to the acquisition of insurance contracts. Also as discussed in Note 2 to the consolidated financial statements, in 2010 the Company changed its method of accounting for the consolidation of variable interest entities.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
April 2, 2013

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS

(IN MILLIONS)



                                                                                                     AS OF DECEMBER 31,
                                                                                                  --------------------------
                                                                                                    2012           2011
                                                                                                  -----------   ------------

ASSETS
Investments:
    Available-for-sale securities, at fair value:
      Fixed maturity securities (amortized cost: 2012 - $71,221; 2011 - $67,366)                  $  80,254     $   73,607
      Variable interest entities' fixed maturity securities (amortized cost: 2012 - $677;
        2011 - $673)                                                                                    708            700
      Equity securities (cost: 2012 - $137; 2011 - $135)                                                157            139
    Trading securities                                                                                2,437          2,538
    Mortgage loans on real estate                                                                     6,792          6,589
    Real estate                                                                                          39            112
    Policy loans                                                                                      2,740          2,855
    Derivative investments                                                                            2,263          2,846
    Other investments                                                                                 1,089          1,059
                                                                                                    ---------     ----------
        Total investments                                                                            96,479         90,445
Cash and invested cash                                                                                3,278          3,844
Deferred acquisition costs and value of business acquired                                             6,732          6,942
Premiums and fees receivable                                                                            382            409
Accrued investment income                                                                               986            949
Reinsurance recoverables                                                                              8,284          9,033
Funds withheld reinsurance assets                                                                       842            874
Goodwill                                                                                              2,273          2,273
Other assets                                                                                          3,751          3,107
Separate account assets                                                                              95,373         83,477
                                                                                                  -----------   ------------
        Total assets                                                                              $ 218,380     $  201,353
                                                                                                  ===========   ============

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future contract benefits                                                                          $  18,415     $   18,399
Other contract holder funds                                                                          71,615         68,823
Short-term debt                                                                                          32             10
Long-term debt                                                                                        1,925          2,429
Reinsurance related embedded derivatives                                                                184             12
Funds withheld reinsurance liabilities                                                                5,192          4,708
Deferred gain on business sold through reinsurance                                                      124            425
Payables for collateral on investments                                                                4,121          3,747
Variable interest entities' liabilities                                                                  92            193
Other liabilities                                                                                     4,738          4,173
Separate account liabilities                                                                         95,373         83,477
                                                                                                  -----------   ------------
          Total liabilities                                                                         201,811        186,396
                                                                                                  -----------   ------------

CONTINGENCIES AND COMMITMENTS (SEE NOTE 13)

STOCKHOLDER'S EQUITY
Common stock - 10,000,000 shares authorized, issued and outstanding                                  10,620         10,605
Retained earnings                                                                                     2,089          1,532
Accumulated other comprehensive income (loss)                                                         3,860          2,820
                                                                                                  -----------   ------------
          Total stockholder's equity                                                                 16,569         14,957
                                                                                                  -----------   ------------
           Total liabilities and stockholder's equity                                             $ 218,380     $  201,353
                                                                                                  ===========   ============

         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(IN MILLIONS)




                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ---------------------------------------
                                                                                         2012          2011          2010
                                                                                       ----------    ----------    -----------
REVENUES
Insurance premiums                                                                     $  2,290      $  2,017       $  1,929
Insurance fees                                                                            3,537         3,228          3,070
Investment advisory fees                                                                     86             -              -
Net investment income                                                                     4,551         4,490          4,362
Realized gain (loss):
    Total other-than-temporary impairment losses on securities                             (242)         (160)          (237)
    Portion of loss recognized in other comprehensive income                                103            42             82
                                                                                       ----------    ----------     ----------
      Net other-than-temporary impairment losses on securities recognized in earnings      (139)         (118)          (155)
      Realized gain (loss), excluding other-than-temporary impairment losses on
        securities                                                                           16          (132)           (83)
                                                                                       ----------    ----------     ----------
         Total realized gain (loss)                                                        (123)         (250)          (238)
                                                                                       ----------    ----------     ----------
Amortization of deferred gain on business sold through reinsurance                           77           110             55
Other revenues and fees                                                                     396           376            360
                                                                                       ----------    ----------     ----------

    Total revenues                                                                       10,814         9,971          9,538
                                                                                       ----------    ----------     ----------
EXPENSES
Interest credited                                                                         2,424         2,444          2,438
Benefits                                                                                  2,936         2,204          2,567
Commissions and other expenses                                                            3,838         3,938          3,134
Interest and debt expense                                                                   110           108             99
Impairment of intangibles                                                                     -           744              -
                                                                                       ----------    ----------     ----------
      Total expenses                                                                      9,308         9,438          8,238
                                                                                       ----------    ----------     ----------
      Income (loss) before taxes                                                          1,506           533          1,300
      Federal income tax expense (benefit)                                                  344           270            305
                                                                                       ----------    ----------     ----------
         Net income (loss)                                                                1,162           263            995
         Other comprehensive income (loss), net of tax:
          Unrealized gain (loss) on available-for-sale securities                         1,071         1,686          1,083
          Unrealized other-than-temporary impairment on available-for-sale securities        (2)           23            (18)
          Unrealized gain (loss) on derivative instruments                                  (31)          146             (1)
          Funded status of employee benefit plans                                             2             0              3
                                                                                       ----------    ----------     ----------
            Total other comprehensive income (loss), net of tax                           1,040         1,855          1,067
                                                                                       ----------    ----------     ----------
              Comprehensive income (loss)                                              $  2,202      $  2,118       $  2,062
                                                                                       ==========    ==========     ==========


         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(IN MILLIONS)






                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ----------------------------------------
                                                                                         2012          2011           2010
                                                                                       -----------   -----------    -----------
COMMON STOCK
Balance as of beginning-of-year                                                        $  10,605     $  10,585      $  10,588
Stock compensation/issued for benefit plans                                                   15            10             (3)
Capital contribution from Lincoln National Corporation                                         -            10              -
                                                                                       -----------   -----------    -----------
    Balance as of end-of-year                                                             10,620        10,605         10,585
                                                                                       -----------   -----------    -----------

RETAINED EARNINGS
Balance as of beginning-of-year                                                            1,532         2,069          2,915
Cumulative effect from adoption of new accounting standards                                    -             -         (1,157)
    Net income (loss)                                                                      1,162           263            995
Dividends declared                                                                          (605)         (800)          (684)
                                                                                       -----------   -----------    -----------
    Balance as of end-of-year                                                              2,089         1,532          2,069
                                                                                       -----------   -----------    -----------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance as of beginning-of-year                                                            2,820           965           (102)
Cumulative effect from adoption of new accounting standards                                    -             -            181
Other comprehensive income (loss), net of tax                                              1,040         1,855            886
                                                                                       -----------   -----------    -----------
    Balance as of end-of-year                                                              3,860         2,820            965
                                                                                       -----------   -----------    -----------
      Total stockholder's equity as of end-of-year                                     $  16,569     $  14,957      $  13,619
                                                                                       ===========   ===========    ===========


         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS

(IN MILLIONS)





                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ---------------------------------------
                                                                                         2012          2011           2010
                                                                                       ----------    -----------    ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                     $   1,162      $     263       $   995
Adjustments to reconcile net income (loss) to net cash provided by operating activities:

  Deferred acquisition costs, value of business acquired, deferred sales inducements and deferred front-end loads deferrals and interest, net of
     amortization                                                                          (283)          (151)         (170)
  Trading securities purchases, sales and maturities, net                                   202             86            39
  Change in premiums and fees receivable                                                     27            (75)          (32)
  Change in accrued investment income                                                       (37)           (45)          (44)
  Change in future contract benefits and other contract holder funds                     (1,277)         1,241          (202)
  Change in reinsurance related assets and liabilities                                    1,438            405           888
  Change in federal income tax accruals                                                     208            111           650
  Realized (gain) loss                                                                      123            250           238
  (Income) loss attributable to equity method investments                                  (125)           (90)          (93)
  Amortization of deferred gain on business sold through reinsurance                        (77)          (110)          (55)
  Impairment of intangibles                                                                   -            744             -
  Change in accounts receivable                                                            (359)            60           115
  Other                                                                                      53            (72)           42
                                                                                        ---------    -----------     ---------
      Net cash provided by (used in) operating activities                                 1,055          2,617         2,371
                                                                                        ---------    -----------     ---------

CASH FLOWS FROM INVESTING ACTIVITIES

Purchases of available-for-sale securities                                              (11,021)       (10,359)      (12,816)
Sales of available-for-sale securities                                                    1,098          1,331         2,642
Maturities of available-for-sale securities                                               5,757          5,055         4,429
Purchases of other investments                                                           (2,112)        (4,434)       (2,775)
Sales or maturities of other investments                                                  2,009          2,784         3,099
Increase (decrease) in payables for collateral on investments                               374          2,035          (212)
Proceeds from reinsurance recapture                                                          35            204            25
Other                                                                                      (130)          (114)          (74)
                                                                                        ---------      ---------     ---------
      Net cash provided by (used in) investing activities                                (3,990)        (3,498)       (5,682)
                                                                                        ---------    -----------     ---------

CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of long-term debt, net of issuance costs                                             -              -           504
Increase (decrease) in short-term debt                                                       18              -           (11)
Deposits of fixed account values, including the fixed portion of variable                10,667         10,925        11,051
Withdrawals of fixed account values, including the fixed portion of variable             (5,618)        (4,976)       (5,225)
Transfers to and from separate accounts, net                                             (2,091)        (2,324)       (2,958)
Common stock issued for benefit plans and excess tax benefits                                (2)            (4)          (15)
Dividends paid to stockholders                                                             (605)          (800)         (684)
                                                                                        ---------    -----------     ---------
      Net cash provided by (used in) financing activities                                 2,369          2,821         2,662
                                                                                        ---------    -----------     ---------

Net increase (decrease) in cash and invested cash, including discontinued operations       (566)         1,940          (649)
Cash and invested cash, including discontinued operations, as of beginning-of-year        3,844          1,904         2,553
                                                                                        ---------    -----------     ---------

      Cash and invested cash, including discontinued operations, as of end-of-year      $ 3,278      $   3,844       $ 1,904
                                                                                        =========    ===========     =========


         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

The Lincoln National Life Insurance Company ("LNL" or the "Company," which also may be referred to as "we," "our" or "us"), a wholly-owned subsidiary of Lincoln National Corporation ("LNC" or the "Parent Company"), is domiciled in the state of Indiana. We own 100% of the outstanding common stock of one insurance company subsidiary, Lincoln Life & Annuity Company of New York ("LLANY"). We also own several non-insurance companies, including Lincoln Financial Distributors ("LFD") and Lincoln Financial Advisors ("LFA"), LNC's wholesaling and retailing business units, respectively. LNL's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels. LNL is licensed and sells its products throughout the United States of America and several U.S. territories. See Note 22 for additional details.

BASIS OF PRESENTATION

The accompanying consolidated financial statements are prepared in accordance with United States of America generally accepted accounting principles ("GAAP"). Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

In addition, we adopted the provisions of Accounting Standards Update ("ASU") No. 2010-26, "Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts" ("ASU 2010-26") as discussed in Note 2 as of January 1, 2012, and elected to retrospectively restate all prior periods.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements include the accounts of LNL and all other entities in which we have a controlling financial interest and any variable interest entities ("VIEs") in which we are the primary beneficiary. Entities in which we do not have a controlling financial interest and do not exercise significant management influence over the operating and financing decisions are reported using the equity method. The carrying value of our investments that we account for using the equity method on our Consolidated Balance Sheets and equity in earnings on our Consolidated Statements of Comprehensive Income (Loss) is not material. All material inter-company accounts and transactions have been eliminated in consolidation.

Our involvement with VIEs is primarily to invest in assets that allow us to gain exposure to a broadly diversified portfolio of asset classes. A VIE is an entity that does not have sufficient equity to finance its own activities without additional financial support or where investors lack certain characteristics of a controlling financial interest. We assess our contractual, ownership or other interests in a VIE to determine if our interest participates in the variability the VIE was designed to absorb and pass onto variable interest holders. We perform an ongoing qualitative assessment of our variable interests in VIEs to determine whether we have a controlling financial interest and would therefore be considered the primary beneficiary of the VIE. If we determine we are the primary beneficiary of a VIE, we consolidate the assets and liabilities of the VIE in our consolidated financial statements.

ACCOUNTING ESTIMATES AND ASSUMPTIONS

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets and derivatives, asset valuation allowances, deferred acquisition costs ("DAC"), value of business acquired ("VOBA"), deferred sales inducements ("DSI"), goodwill, future contract benefits, other contract holder funds including deferred front-end loads ("DFEL"), pension plans, stock-based incentive compensation, income taxes and the potential effects of resolving litigated matters.

BUSINESS COMBINATIONS

We use the acquisition method of accounting for all business combination transactions, and accordingly, recognize the fair values of assets acquired, liabilities assumed and any noncontrolling interests in our consolidated financial statements. The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date. The consolidated financial statements include the results of operations of any acquired company since the acquisition date.

FAIR VALUE MEASUREMENT

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk, which would include our own credit risk. Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability ("exit price") in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability ("entry price"). Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION(TM) ("ASC"), we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique. The three-level hierarchy for fair value measurement is defined as follows:

o Level 1 - inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to "blockage discounts" that are excluded;

o Level 2 - inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

o Level 3 - inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement. Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult. However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

AVAILABLE-FOR-SALE SECURITIES - FAIR VALUATION METHODOLOGIES AND ASSOCIATED
INPUTS

Securities classified as available-for-sale ("AFS") consist of fixed maturity and equity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) ("AOCI"), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as AFS based on assumptions used by market participants in pricing the security. The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity or equity security, and we consistently apply the valuation methodology to measure the security's fair value. Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities. Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices. We do not adjust prices received from third parties; however, we do analyze the third-party pricing services' valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our AFS securities. Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met. For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable. For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement. Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all AFS securities on any given day. For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants. For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our AFS securities discussed above:

o Corporate bonds and U.S. Government bonds - We also use Trade Reporting and Compliance Engine(TM) reported tables for our corporate bonds and vendor trading platform data for our U.S. Government bonds.

o Mortgage- and asset-backed securities - We also utilize additional inputs, which include new issues data, monthly payment informationand monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities ("MBS"), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages ("RMBS"), commercial mortgage-backed securities ("CMBS") and collateralized debt obligations ("CDOs").

o State and municipal bonds - We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.

o Hybrid and redeemable preferred and equity securities - We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred and equity securities, including banking, insurance, other financial services and other securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes. We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service. On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source. We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

AFS SECURITIES - EVALUATION FOR RECOVERY OF AMORTIZED COST

We regularly review our AFS securities for declines in fair value that we determine to be other-than-temporary. For an equity security, if we do not have the ability and intent to hold the security for a sufficient period of time to allow for a recovery in value, we conclude that an other-than-temporary impairment ("OTTI") has occurred and the amortized cost of the equity security is written down to the current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income
(Loss). When assessing our ability and intent to hold the equity security to recovery, we consider, among other things, the severity and duration of the decline in fair value of the equity security as well as the cause of the decline, a fundamental analysis of the liquidity, and business prospects and overall financial condition of the issuer.

For our fixed maturity AFS securities (also referred to as "debt securities"), we generally consider the following to determine whether our unrealized losses are other-than-temporarily impaired:

o  The estimated range and average period until recovery;
o  The estimated range and average holding period to maturity;
o  Remaining payment terms of the security;
o  Current delinquencies and nonperforming assets of underlying collateral;
o  Expected future default rates;
o Collateral value by vintage, geographic region, industry concentration or property type;
o Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
o  Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss). If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI. The remainder of the decline to fair value is recorded in other comprehensive income ("OCI") to unrealized OTTI on AFS securities on our Consolidated Statements of Stockholder's Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing. In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover. The discount rate is the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield, or the coupon if the debt security was previously impaired. See the discussion below for additional information on the methodology and significant inputs, by security type, which we use to determine the amount of a credit loss.

Our conclusion that it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis, the estimated future cash flows are equal to or greater than the amortized cost basis of the debt securities, or we have the ability to hold the equity AFS securities for a period of time sufficient for recovery is based upon our asset-liability management process. Management considers the following as part of the evaluation:

o  The current economic environment and market conditions;
o  Our business strategy and current business plans;
o The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
o Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
o The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;
o  The capital risk limits approved by management; and
o  Our current financial condition and liquidity demands.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

o  Historical and implied volatility of the security;
o Length of time and extent to which the fair value has been less than amortized cost;
o Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
o  Failure, if any, of the issuer of the security to make scheduled payments;
   and

o Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the AFS security is accounted for as if it had been purchased on the measurement date of the OTTI. Therefore, for the fixed maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

To determine recovery value of a corporate bond or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

o Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
o  Fundamentals of the industry in which the issuer operates;
o Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;
o Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations); o Expectations regarding defaults and recovery rates;
o  Changes to the rating of the security by a rating agency; and
o Additional market information (e.g., if there has been a replacement of the corporate debt security).


Each quarter we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost. We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance. To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

o Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
o Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
o Susceptibility to fair value fluctuations for changes in the interest rate environment;
o Susceptibility to reinvestment risks, in cases where market yields are lower than the securities' book yield earned;
o Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
o Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
o  Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related asset-backed securities ("ABS"), we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary. The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods. We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future. Other factors used in this analysis include type of underlying collateral (e.g., prime, Alt-A or subprime), geographic distribution of underlying loans and timing of liquidations by state. Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur. Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans. Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments. These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure. If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost. To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.

Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our AFS securities backed by pools on an ongoing basis. We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our AFS securities backed by pools of commercial mortgages. The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future. These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable. If it is not recoverable, we record an impairment of the security.

TRADING SECURITIES

Trading securities consist of fixed maturity and equity securities in designated portfolios, some of which support modified coinsurance ("Modco") and coinsurance with funds withheld ("CFW") reinsurance arrangements. Investment results for the portfolios that support Modco and CFW reinsurance arrangements, including gains and losses from sales, are passed directly to the reinsurers pursuant to contractual terms of the reinsurance arrangements. Trading securities are carried at fair value and changes in fair value and changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance arrangements, are recorded in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) as they occur.

ALTERNATIVE INVESTMENTS

Alternative investments, which consist primarily of investments in Limited Partnerships ("LPs"), are included in other investments on our Consolidated Balance Sheets. We account for our investments in LPs using the equity method to determine the carrying value. Recognition of alternative investment income is delayed due to the availability of the related financial statements, which are generally obtained from the partnerships' general partners. As a result, our venture capital, real estate and oil and gas portfolios are generally on a three-month delay and our hedge funds are on a one-month delay. In addition, the impact of audit adjustments related to completion of calendar-year financial statement audits of the investees are typically received during the second quarter of each calendar year. Accordingly, our investment income from alternative investments for any calendar-year period may not include the complete impact of the change in the underlying net assets for the partnership for that calendar-year period.

PAYABLES FOR COLLATERAL ON INVESTMENTS

When we enter into collateralized financing transactions on our investments, a liability is recorded equal to the cash collateral received. This liability is included within payables for collateral on investments on our Consolidated Balance Sheets. Income and expenses associated with these transactions are recorded as investment income and investment expenses within net investment income on our Consolidated Statements of Comprehensive Income (Loss). Changes in payables for collateral on investments are reflected within cash flows from investing activities on our Consolidated Statements of Cash Flows.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances. Interest income is accrued on the principal balance of the loan based on the loan's contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our commercial loan portfolio is comprised of long-term loans secured by existing commercial real estate. As such, it does not exhibit risk characteristics unique to mezzanine, construction, residential, agricultural, land or other types of real estate loans. We believe all of the loans in our portfolio share three primary risks: borrower creditworthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods for monitoring and assessing credit risk are consistent for our entire portfolio. Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value. The loan's estimated value is based on: the present value of expected future cash flows discounted at the loan's effective interest rate; the loan's observable market price; or the fair value of the loan's collateral. Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses of each specific loan. Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses. In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks. We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles. Where warranted, we establish or increase loss reserves for a specific loan based upon this analysis. Our process for determining past due or delinquency status begins when a payment date is missed, at which time the borrower is contacted. After the grace period expiration that may last up to 10 days, we send a default notice. The default notice generally provides a short time period to cure the default. Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent. We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Consolidated Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectibility of the loan. We resume accruing interest once a loan complies with all of its original terms or restructured terms. Mortgage loans deemed uncollectible are charged against the allowance for losses, and subsequent recoveries, if any, are credited to the allowance for losses. All mortgage loans that are impaired have an established allowance for credit losses. Changes in valuation allowances are reported in realized gain
(loss) on our Consolidated Statements of Comprehensive Income (Loss).

We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios. The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value. Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan. The debt-service coverage ratio compares a property's net operating income to its debt-service payments. Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments. Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

POLICY LOANS

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral. Policy loans are carried at unpaid principal balances.

REAL ESTATE

Real estate includes both real estate held for the production of income and real estate held-for-sale. Real estate held for the production of income is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the estimated useful life of the asset. We periodically review properties held for the production of income for impairment. Properties whose carrying values are greater than their projected undiscounted cash flows are written down to estimated fair value, with impairment losses reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income
(Loss). The estimated fair value of real estate is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate classified as held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs at the time classified as held-for-sale. Real estate is not depreciated while it is classified as held-for-sale. Also, valuation allowances for losses are established, as appropriate, for real estate held-for-sale and any changes to the valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income
(Loss). Real estate acquired through foreclosure proceedings is recorded at fair value at the settlement date.

DERIVATIVE INSTRUMENTS

We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk, equity market risk and credit risk by entering into derivative transactions. All of our derivative instruments are recognized as either assets or liabilities on our Consolidated Balance Sheets at estimated fair value. We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in "Fair Value Measurement." The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged: as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated OCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values. For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We purchase and issue financial instruments and products that contain embedded derivative instruments. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments. The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes. These techniques project cash flows of the derivatives using current and implied future market conditions. We calculate the present value of the cash flows to measure the current fair market value of the derivative.

CASH AND CASH EQUIVALENTS

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI AND DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of UL insurance, VUL insurance, traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date. Bonus credits and excess interest for dollar cost averaging contracts are considered DSI. Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Consolidated Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain
(loss), is reported within commissions
and other expenses on our Consolidated Statements of Comprehensive Income
(Loss). DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on our Consolidated Statements of Comprehensive Income (Loss). The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within insurance fees on our Consolidated Statements of Comprehensive Income (Loss). The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type. For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits ("EGPs") from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments. Contract lives for UL and VUL policies are estimated to be 40 years and 30 years, respectively, based on the expected lives of the contracts. Contract lives for fixed and variable deferred annuities are generally between 13 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over periods of 7 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract. We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as AFS and certain derivatives and embedded derivatives. Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses. When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses. These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees. These assumptions include investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions). Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Consolidated Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs ("unlocking"). We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review. We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

REINSURANCE

Our insurance companies enter into reinsurance agreements with other companies in the normal course of business. Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief to other insurance companies are netted on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss), respectively, because there is a right of offset. All other reinsurance agreements are reported on a gross basis on our Consolidated Balance Sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to the reinsurers, with the exception of Modco agreements for which the right of offset also exists. Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits and DAC are reported net of insurance ceded.

GOODWILL

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill. Goodwill is not amortized, but is reviewed at least annually for indications of value impairment, with consideration given to financial performance and other relevant factors. In addition, certain events, including a significant adverse change in legal factors or the business climate, an adverse action or assessment by a regulator or unanticipated competition, would cause us to review the carrying amounts of goodwill for impairment. We perform a two-step test in our evaluation of the carrying value of goodwill for impairment, although we do have the option to first assess qualitative factors to determine if it is necessary to complete the two-step goodwill impairment test. In Step 1 of the evaluation, the fair value of each reporting unit is determined and compared to the carrying value of the reporting unit. If the fair value is greater than the carrying value, then the carrying value is deemed to be sufficient and Step 2 is not required. If the fair value estimate is less than the carrying value, it is an indicator that impairment may exist and Step 2 is required to be performed. In Step 2, the implied fair value of the reporting unit's goodwill is determined by assigning the reporting unit's fair value as determined in Step 1 to all of its net assets (recognized and unrecognized) as if the reporting unit had been acquired in a business combination at the date of the impairment test. If the implied fair value of the reporting unit's goodwill is lower than its carrying amount, goodwill is impaired and written down to its fair value, and a charge is reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).

OTHER ASSETS AND OTHER LIABILITIES

Other assets consist primarily of DSI, specifically identifiable intangible assets, property and equipment owned by the Company, balances associated with corporate-owned and bank-owned life insurance, certain reinsurance assets, receivables resulting from sales of securities that had not yet settled as of the balance sheet date, debt issue costs and other prepaid expenses. Other liabilities consist primarily of current and deferred taxes, pension and other employee benefit liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, interest on borrowed funds and other accrued expenses.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following: the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation. If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss). Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations. These assets are amortized on a straight-line basis over their useful life of 25 years. Federal Communications Commission ("FCC") licenses acquired through business combinations are not amortized.

Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment. We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed. Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated. Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year. Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

We maintain separate account assets, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). We also issue variable annuity and life contracts through separate accounts that include various types of guaranteed death benefit ("GDB"), guaranteed withdrawal benefit ("GWB") and guaranteed income benefit ("GIB") features. The GDB features include those where we contractually guarantee to the contract holder either: return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"); or the highest contract value on any contract anniversary date through age 80 minus any payments or withdrawals following the contract anniversary ("anniversary contract value").

As discussed in Note 6, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each guaranteed living benefit ("GLB") feature. We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products. The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves. The net impact of these changes is reported as a component of realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The "market consistent scenarios" used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid. We use risk-neutral Monte-Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 38 million scenarios. The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant. The market consistent inputs include assumptions for the capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, benefit utilization, mortality, etc.), risk margins, administrative expenses and a margin for profit. We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions. It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

FUTURE CONTRACT BENEFITS AND OTHER CONTRACT HOLDER FUNDS

Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims. Other contract holder funds represent liabilities for fixed account values, including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges. The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue. Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue. The investment yield assumptions for immediate and deferred paid-up annuities range from 1.00% to 13.50%. These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract ("benefit ratio") multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability. The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest. As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception. The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported as benefit ratio unlocking.

With respect to our future contract benefits and other contract holder funds, we continually review: overall reserve position, reserving techniques and reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations. As of December 31, 2012 and 2011, participating policies comprised approximately 1% of the face amount of insurance in force, and dividend expenses were $71 million, $79 million and $82 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI. The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Future contract benefits on our Consolidated Balance Sheets include GLB features and remaining guaranteed interest and similar contracts that are carried at fair value, which represents approximate exit value including an estimate for our nonperformance risk. Certain of these features have elements of both insurance benefits and embedded derivatives. Through our hybrid accounting approach, we assign benefits to the embedded derivative or insurance based on the life-contingent nature of the benefits. We classify these items in Level 3 within the hierarchy levels described above in "Fair Value Measurement."

The fair value of our indexed annuity contracts is based on their approximate surrender values.

BORROWED FUNDS

LNL's short-term borrowings are defined as borrowings with contractual or expected maturities of one year or less.

Long-term borrowings have contractual or expected maturities greater than one year.

DEFERRED GAIN ON BUSINESS SOLD THROUGH REINSURANCE

Our reinsurance operations were acquired by Swiss Re Life & Health America, Inc. ("Swiss Re") in December 2001 through a series of indemnity reinsurance transactions. We are recognizing the gain related to these transactions at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years from the date of sale.

COMMITMENTS AND CONTINGENCIES

Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

INSURANCE FEES

Insurance fees for investment and interest-sensitive life insurance contracts consist of asset-based fees, cost of insurance charges, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances. Investment products consist primarily of individual and group variable and fixed deferred annuities. Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies. These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the "attributed fees"), which are not reported within insurance fees on our Consolidated Statements of Comprehensive Income (Loss). These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain
(loss) on our Consolidated Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

INSURANCE PREMIUMS

Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder. Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Our group non-medical insurance products consist primarily of term life, disability and dental.

NET INVESTMENT INCOME

Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CDOs and MBS, included in the trading and AFS fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively. Any adjustments resulting from changes in effective yield are reflected in net investment income on our Consolidated Statements of Comprehensive Income (Loss).

REALIZED GAIN (LOSS)

Realized gain (loss) on our Consolidated Statements of Comprehensive Income
(Loss) includes realized gains and losses from the sale of investments, write-downs for other-than-temporary impairments of investments, certain derivative and embedded derivative gains and losses, gains and losses on the sale of subsidiaries and businesses and net gains and losses on reinsurance embedded derivative and trading securities. Realized gains and losses on the sale of investments are determined using the specific identification method. Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL. Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

OTHER REVENUES AND FEES

Other revenues and fees consists primarily of fees attributable to broker-dealer services recorded as earned at the time of sale, changes in the market value of our seed capital investments and communications sales recognized as earned, net of agency and representative commissions.

INTEREST CREDITED

Interest credited includes interest credited to contract holder account balances. Interest crediting rates associated with funds invested in our general account during 2010 through 2012 ranged from 1.00% to 9.00%.

BENEFITS

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances. Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits, and certain annuities with life contingencies. For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses. We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense. The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans. The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan. The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

STOCK-BASED COMPENSATION

In general, we expense the fair value of stock awards included in our incentive compensation plans. As of the date LNC's Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock. The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder's equity. We classify certain stock awards as liabilities. For these awards, the settlement value is classified as a liability on our Consolidated Balance Sheets and the liability is marked-to-market through net income at the end of each reporting period. Stock-based compensation expense is reflected in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

INTEREST AND DEBT EXPENSES

Interest expense on our short-term and long-term debt is recognized as due and any associated premiums, discounts, and costs are amortized (accreted) over the term of the related borrowing utilizing the effective interest method. In addition, gains or losses related to certain derivative instruments associated with debt are recognized in interest expense during the period of the change.


INCOME TAXES

We file a U.S. consolidated income tax return with LNC and its eligible subsidiaries. Ineligible subsidiaries file separate individual corporate tax returns. Subsidiaries operating outside of the U.S. are taxed, and income tax expense is recorded based on applicable foreign statutes. Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to the extent required. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, we consider many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies we would employ to avoid a tax benefit from expiring unused.

2. NEW ACCOUNTING STANDARDS

ADOPTION OF NEW ACCOUNTING STANDARDS

COMPREHENSIVE INCOME TOPIC

In June 2011, the FASB issued (ASU) No. 2011-05, "Presentation of Comprehensive Income" ("ASU 2011-05"), with an objective of increasing the prominence of items reported in other comprehensive income ("OCI"). The amendments in ASU 2011-05 provided entities with the option to present the total of comprehensive income, the components of net income and the components of OCI in either a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB deferred certain requirements in ASU 2011-05 related to the presentation of reclassification adjustments out of accumulated OCI by issuing ASU No. 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05." The FASB reconsidered these presentation requirements based on input from financial statements users and preparers. The deferral did not affect the adoption of the other requirements in ASU 2011-05. We adopted the remaining provisions of ASU 2011-05 as of January 1, 2012, and have included a single continuous statement of comprehensive income.

CONSOLIDATIONS TOPIC

In June 2009, the FASB issued ASU No. 2009-17, "Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" ("ASU 2009-17"), which replaced the consolidation guidance for VIEs with new consolidation guidance whereby entities perform a qualitative assessment of the VIE to identify the variable interest that is the primary beneficiary and ultimately required to consolidate the VIE. In February 2010, the FASB deferred application of the guidance in ASU 2009-17 for reporting entities with interests in an entity that applies the specialized accounting guidance for investment companies.

Effective January 1, 2010, we adopted the amendments in ASU 2009-17 and accordingly reconsidered our involvement with all our VIEs and the primary beneficiary of the VIEs. We concluded we are the primary beneficiary of the VIEs associated with our investments in credit-linked notes ("CLNs"), and, as such, consolidated all of the assets and liabilities of these VIEs and recorded a cumulative effect adjustment of $169 million, after-tax, to the beginning balance of retained earnings as of January 1, 2010. In addition, we considered our investments in LPs and other alternative investments, and concluded these investments are within the scope of the FASB's February 2010 deferral, and, as such, they are not currently subject to the amended consolidation guidance in ASU 2009-17. As a result, we will continue to account for our alternative investments consistent with the accounting policy in Note 1. See Note 4 for more detail regarding the consolidation of our VIEs.

FAIR VALUE MEASUREMENTS AND DISCLOSURES TOPIC

In May 2011, the FASB issued ASU No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards" ("ASU 2011-04"), which was issued to create a consistent framework for the application of fair value measurement across jurisdictions. The amendments include wording changes to GAAP in order to clarify the FASB's intent about the application of existing fair value measurements and disclosure requirements, as well as to change a particular principle or existing requirement for measuring fair value or disclosing information about fair value measurements. There were no additional fair value measurements required upon the adoption of ASU 2011-04. We adopted the provisions of ASU 2011-04 effective January 1, 2012, and have included the additional disclosures required for fair value measurements in Note 21.

FINANCIAL SERVICES - INSURANCE INDUSTRY TOPIC

In October 2010, the FASB issued ASU No. 2010-26, "Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts", which clarifies the types of costs incurred by an insurance entity that can be capitalized in the acquisition of insurance contracts. Only those costs incurred that result directly from and are essential to the successful acquisition of new or renewal insurance contracts may be capitalized as deferrable acquisition costs. The determination of deferability must be made on a contract-level basis.

Prior to the adoption of ASU 2010-26, we defined DAC as commissions and other costs of acquiring UL insurance, VUL insurance, traditional life insurance, annuities and other investments contracts that vary with and are related primarily to new or renewal business, regardless of whether the acquisition efforts were successful or unsuccessful. Upon the adoption of ASU 2010-26, we revised our accounting policy to only defer acquisition costs directly related to successful contract acquisitions or renewals, and excluded from DAC those costs incurred for soliciting potential customers, market research, training, administration, management of distribution and underwriting functions, unsuccessful acquisition or renewal efforts and product development. In addition, indirect acquisition costs including administrative costs, rent, depreciation, occupancy costs, equipment costs and other general overhead are excluded from DAC. The costs that are considered non-deferrable acquisition costs under ASU 2010-26 are expensed in the period incurred.

We adopted the provisions of ASU 2010-26 as of January 1, 2012, and elected to retrospectively restate all prior periods.

The following table summarizes the effect of the restatement (in millions) on our previously reported Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income:


                                                                AS OF
                                                            DECEMBER 31,
                                                                2011
                                                            ------------
Deferred acquisition costs and value of business acquired    $  (1,394)
Total assets                                                    (1,394)
Other liabilities                                                 (479)
Total liabilities                                                 (489)
Retained earnings                                               (1,137)
Accumulated other comprehensive income (loss)                      231
Total stockholders' equity                                        (904)


                                                 FOR THE YEARS ENDED
                                                    DECEMBER 31,
                                              --------------------------
                                                2011           2010
                                              -----------    -----------
Realized gain (loss)                          $       8      $      10
Total revenues                                        9             13
Commissions and other expenses                      117            134
Total expenses                                      117            134
Income (loss) from continuing operations
    before taxes                                   (108)          (122)
Federal income tax expense (benefit)                (39)           (43)
Income (loss) from continuing operations            (70)           (78)
Net income (loss)                                   (70)           (78)

INTANGIBLES - GOODWILL AND OTHER TOPIC

In September 2011, the FASB issued ASU No. 2011-08, "Testing Goodwill for Impairment" ("ASU 2011-08"), which provides an option to first assess qualitative factors to determine if it is necessary to complete the two-step goodwill impairment test. If the assessment of relevant events and circumstances leads to a conclusion that it is not more likely than not that the fair value of a reporting unit is less than its carrying value, then performing the two-step impairment test is unnecessary. However, if a conclusion is reached otherwise, the two-step impairment test must be completed. An entity has an unconditional option to bypass the qualitative assessment for any reporting unit and proceed directly to the two-step goodwill impairment test, and resume qualitative assessment for the same reporting unit in a subsequent reporting period. We adopted the provisions of ASU 2011-08 effective January 1, 2012. The adoption did not have a material effect on our consolidated financial condition and results of operations.

In July 2012, the FASB issued ASU No. 2012-02, "Testing Indefinite-Lived Intangible Assets for Impairment" ("ASU 2012-02"), which provides an option to first assess qualitative factors to determine whether the existence of events and circumstances indicate that it is more likely than not that the indefinite-lived intangible asset is impaired. If based on the qualitative assessment an entity determines that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the quantitative impairment test is not required. In addition, an entity has the option to bypass the qualitative assessment in any period and proceed directly to the quantitative assessment, with the option to return to the qualitative assessment in any subsequent period. We adopted the provisions of ASU 2012-02 effective October 1, 2012. The adoption did not have a material effect on our consolidated financial condition and results of operations.

TRANSFERS AND SERVICING TOPIC

In April 2011, the FASB issued ASU No. 2011-03, "Reconsideration of Effective Control for Repurchase Agreements" ("ASU 2011-03"), which revises the criteria for assessing effective control for repurchase agreements and other similar agreements. The determination of whether the transfer of a financial asset subject to a repurchase agreement is a sale is based, in part, on whether the entity maintains effective control over the financial asset. ASU 2011-03 removes: the criterion requiring the transferor to have the ability to repurchase or redeem the financial asset on substantially the agreed terms, even in the event of default by the transferee; and the related requirement to demonstrate that the transferor possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets. We adopted the provisions of ASU 2011-03 effective January 1, 2012. The adoption did not have a material effect on our consolidated financial condition and results of operations.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

BALANCE SHEET TOPIC

In December 2011, the FASB issued ASU No. 2011-11, "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"), to address certain comparability issues between financial statements prepared in accordance with GAAP and those prepared in accordance with International Financial Reporting Standards. In January 2013, the FASB issued ASU No. 2013-01, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), to provide information regarding the scope of the disclosures required by ASU 2011-11 to the financial instruments and derivatives reported in an entity's financial statements. ASU 2011-11 will require an entity to provide enhanced disclosures about certain financial instruments and derivatives, as defined in ASU 2013-01, to enable users to understand the effects of offsetting in the financial statements as well as the effects of master netting arrangements on an entity's financial condition. The amendments in ASU 2011-11 and ASU 2013-01, are effective for annual and interim reporting periods beginning on or after January 1, 2013, with respective disclosures required for all comparative periods presented. We will adopt the requirements in ASU 2011-11 and ASU 2013-01 for the quarterly period ending March 31, 2013, and will include the required disclosures in the notes to our consolidated financial statements.

COMPREHENSIVE INCOME TOPIC

In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), which requires enhanced reporting of such amounts either on the face of the financial statements or in the notes to the financial statements. Under ASU 2013-02, the type of reclassification out of AOCI, as defined under current GAAP, will dictate whether the disclosure must provide the effect of the reclassification on the respective financial statement line items or whether cross-referencing to other disclosures that provide additional detail about the reclassification will be required. The amendments in ASU 2013-02 are effective prospectively for reporting periods beginning after December 15, 2012. We will adopt the requirements of ASU 2013-02 beginning with our financial statements for the quarterly period ending March 31, 2013, and will include the enhanced disclosures in the notes to our consolidated financial statements.

3. REINSURANCE CEDED, REINSURANCE RECAPTURED, CAPITAL CONTRIBUTIONS AND REINSURANCE NOVATED

REINSURANCE CEDED TO LINCOLN NATIONAL REINSURANCE COMPANY (BARBADOS) LIMITED ("LNBAR")

We completed a reinsurance transaction during the fourth quarter of 2012 whereby we ceded a block of business to LNBAR, a wholly-owned subsidiary of LNC, which resulted in the release of $164 million of capital previously supporting a portion of statutory reserves related to our Duet/Legend business. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets as of December 31, 2012:


ASSETS
Cash and invested cash                                                            $    (32)
Deferred acquisition costs and value of business acquired                             (148)
Reinsurance recoverables                                                               547
                                                                                  ----------
    Total assets                                                                  $    367
                                                                                  ==========

LIABILITIES
Other contract holder funds                                                       $    (44)
Deferred gain on indemnity reinsurance                                                (233)
Funds withheld reinsurance liabilities                                                 676
Other liabilities                                                                      (32)
                                                                                  ----------
    Total liabilities                                                             $    367
                                                                                  ==========

REINSURANCE RECAPTURED FROM LNBAR

During fourth quarter 2012, we recaptured a block of secondary guaranteed UL business previously ceded to LNBAR. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income as of and for the year ended December 31, 2012:


ASSETS
Cash and invested cash                                                            $    119
Other assets                                                                           (34)
                                                                                  ----------
      Total assets                                                                $     85
                                                                                  ==========
LIABILITIES
Reinsurance related embedded derivatives                                          $     39
Other liabilities                                                                       45
                                                                                  ----------
      Total liabilies                                                             $     84
                                                                                  ==========

REVENUES AND EXPENSES
Benefits                                                                          $    290
Commissions and other expenses                                                        (289)
                                                                                  ----------
      Net income (loss)                                                           $      1
                                                                                  ==========


During fourth quarter 2011, we recaptured portions of business previously ceded to LNBAR. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income as of and for the year ended December 31, 2011:


ASSETS
Cash                                                                              $    204
Deferred acquisition costs                                                             243
                                                                                  ----------
      Total assets                                                                $    447
                                                                                  ==========

LIABILITIES
Future contract benefits                                                          $    613
Other contract holder funds                                                             18
Funds withheld reinsurance liabilities                                                (300)
Deferred gain (loss) on business sold through reinsurance                              106
Other liabilities                                                                        4
                                                                                  ----------
      Total liabilities                                                           $    441
                                                                                  ==========

REVENUES AND EXPENSES
Amortization of deferred gain (loss) on business sold through reinsurance:

Write-off of unamortized deferred gain (loss)                                     $     34
Benefits                                                                               (24)
Federal income tax expense                                                              (4)
                                                                                  ----------
      Net income                                                                  $      6
                                                                                  ==========

REINSURANCE NOVATED FROM LRCVII TO LNBAR

During third quarter 2012, LRCVII novated SUL business to LNBAR. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets as of December 31, 2012:


ASSETS
Cash and invested cash                                                            $    (52)
                                                                                  ----------
    Total assets                                                                  $    (52)
                                                                                  ==========

LIABILITIES
Reinsurance related embedded derivatives                                               (18)
Deferred gain on indemnity reinsurance                                                   8
Long-term debt                                                                        (500)
Funds withheld reinsurance liabilities                                                 500
Other liabilities                                                                      (16)
                                                                                  ----------
    Total liabilities                                                             $    (26)
                                                                                  ==========

REVENUES AND EXPENSES
Net investment income                                                             $    (13)
Benefits                                                                                13
                                                                                  ----------
    Net Income                                                                    $    (26)
                                                                                  ==========

CAPITAL CONTRIBUTIONS

On December 30, 2011, LNC transferred ownership of LIAC to LNL. In addition, LNC assumed certain liabilities from LNL during 2011 (reflected in "Other" in the table below). The following summarizes the effect of these capital contributions (in millions):


                                                                                      FOR THE YEARS ENDED
                                                                                         DECEMBER 31,
                                                                                   --------------------------
                                                                                     2011         2011
                                                                                   ----------   ----------
                                                                                     LIAC         OTHER
                                                                                   ----------   ----------
Cash and invested cash                                                             $      1     $      -
Other assets                                                                              9            -
Other liabilities                                                                        (5)           5
                                                                                   ----------     --------
    Total(1)                                                                       $      5     $      5
                                                                                   ==========   ==========


(1) Reported in capital contribution from LNC on our Consolidated Statements of Stockholder's Equity.

4. VARIABLE INTEREST ENTITIES

CONSOLIDATED VIES

CLNS

We have invested in the Class 1 notes of two CLN structures, which represent special purpose trusts combining asset-backed securities with credit default swaps to produce multi-class structured securities. The CLN structures also include subordinated Class 2 notes, which are held by third parties, and, together with the Class 1 notes, represent 100% of the outstanding notes of the CLN structures. The entities that issued the CLNs are financed by the note holders, and, as such, the note holders participate in the expected losses and residual returns of the entities.

Because the note holders do not have voting rights or similar rights, we determined the entities issuing the CLNs are VIEs, and as a note holder, our interest represented a variable interest. We have the power to direct the most significant activity affecting the performance of both CLN structures, as we have the ability to actively manage the reference portfolio underlying the credit default swaps. In addition, we receive returns from the CLN structures and may absorb losses that could potentially be significant to the CLN structures. As such, we concluded that we are the primary beneficiary of the VIEs associated with the CLNs. We reflected the assets and liabilities on our Consolidated Balance Sheets and recognized the results of operations of these VIEs on our Consolidated Statements of Comprehensive Income (Loss) since adopting new accounting guidance in the first quarter of 2010. See "Consolidations Topic" in Note 2 for more detail regarding the effect of the adoption.

As a result of consolidating the CLNs, we also consolidate the derivative instruments in the CLN structures. The credit default swaps create variability in the CLN structures and expose the note holders to the credit risk of the referenced portfolio. The contingent forward contracts transfer a portion of the loss in the underlying fixed maturity corporate asset-backed credit card loan securities back to the counterparty after credit losses reach our attachment point.

The following summarizes information regarding the CLN structures (dollars in millions) as of December 31, 2012:


                                                        AMOUNT AND DATE OF ISSUANCE
                                                        ---------------------------
                                                             $400          $200
                                                           DECEMBER       APRIL
                                                             2006          2007
                                                        -------------   -----------
Original attachment point (subordination)                     5.50 %        2.05 %
Current attachment point (subordination)                      4.17 %        1.48 %
Maturity                                                  12/20/2016     3/20/2017
Current rating of tranche                                        BB-           Ba2
Current rating of underlying collateral pool                  Aa1-B3      Aaa-Caa2
Number of defaults in underlying collateral pool                  2             2
Number of entities                                              123            99
Number of countries                                              20            21

There has been no event of default on the CLNs themselves. Based upon our analysis, the remaining subordination as represented by the attachment point should be sufficient to absorb future credit losses, subject to changing market conditions. Similar to other debt market instruments, our maximum principal loss is limited to our original investment.

The following summarizes the exposure of the CLN structures' underlying collateral by industry and rating as of December 31, 2012:

                             AAA          AA            A           BBB          BB            B           CCC         TOTAL
                          ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

INDUSTRY
Financial intermediaries      - %        2.1 %        7.0 %        1.4 %          - %          - %          - %       10.5 %
Telecommunications            - %          - %        5.5 %        4.5 %          - %        0.5 %          - %       10.5 %
Oil and gas                 0.3 %        2.1 %        1.0 %        4.6 %          - %          - %          - %        8.0 %
Utilities                     - %          - %        2.6 %        2.0 %          - %          - %          - %        4.6 %
Chemicals and plastics        - %          - %        2.3 %        1.2 %        0.4 %          - %          - %        3.9 %
Drugs                       0.3 %        2.2 %        1.2 %          - %          - %          - %          - %        3.7 %
Retailers (except food
    and drug)                 - %          - %        2.1 %        0.9 %        0.5 %          - %          - %        3.5 %
Industrial equipment          - %          - %        3.0 %        0.3 %          - %          - %          - %        3.3 %
Sovereign                     - %        0.7 %        1.2 %        1.3 %          - %          - %          - %        3.2 %
Conglomerates                 - %        2.3 %        0.9 %          - %          - %          - %          - %        3.2 %
Forest products               - %          - %          - %        1.6 %        1.4 %          - %          - %        3.0 %
Other                         - %        4.5 %       15.4 %       17.4 %        4.1 %        0.9 %        0.3 %       42.6 %
                          ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
      Total                 0.6 %       13.9 %       42.2 %       35.2 %        6.4 %        1.4 %        0.3 %      100.0 %
                          =========    =========    =========    =========    =========    =========    =========    =========

STATUTORY TRUST NOTE

In August 2011, we purchased a $100 million note issued by a statutory trust ("Issuer") in a private placement offering. The proceeds were used by the Issuer to purchase U.S. Treasury securities to be held as collateral assets supporting an excess mortality swap. Our maximum exposure to loss is limited to our original investment in the notes. We have concluded that the Issuer of the note is a VIE as the entity does not have sufficient equity to support its activities without additional financial support, and as a note holder, our interest represents a variable interest. In our evaluation of the primary beneficiary, we concluded that our economic interest was greater than our stated power. As a result, we concluded that we are the primary beneficiary of the VIE and consolidate all of the assets and liabilities of the Issuer on our Consolidated Balance Sheets as of August 1, 2011.


Asset and liability information (dollars in millions) for these consolidated VIEs included on our Consolidated Balance Sheets was as follows:

                                                   AS OF DECEMBER 31, 2012                     AS OF DECEMBER 31, 2011
                                           ----------------------------------------    ----------------------------------------
                                             NUMBER                                      NUMBER
                                               OF          NOTIONAL      CARRYING          OF         NOTIONAL       CARRYING
                                           INSTRUMENTS     AMOUNTS         VALUE       INSTRUMENTS    AMOUNTS         VALUE
                                           -----------    -----------    ----------    -----------    ----------    -----------
ASSETS
Fixed maturity securities:
    Asset-backed credit card loan                 N/A     $       -      $    598             N/A     $      -      $     592
    U.S. government bonds                         N/A             -           110             N/A            -            108
Excess mortality swap                              1            100             -              1           100              -
                                           -----------    -----------    ----------    -----------    ----------    -----------
        Total assets(1)                            1      $     100      $    708              1      $    100      $     700
                                           ===========    ===========    ==========    ===========    ==========    ===========

LIABILITIES
Non-qualifying hedges:
    Credit default swaps                           2      $     600      $    129              2      $    600      $     295
    Contingent forwards                            2              -            (1)             2             -             (4)
                                           -----------    -----------    ----------    -----------    ----------    -----------
      Total non-qualifying hedges                  4            600           128              4           600            291
                                           -----------    -----------    ----------    -----------    ----------    -----------
Federal income tax                                N/A             -           (36)            N/A            -            (98)
                                           -----------    -----------    ----------    -----------    ----------    -----------
        Total liabilities(2)                       4      $     600      $     92              4      $    600      $     193
                                           ===========    ===========    ==========    ===========    ==========    ===========



(1) Reported in VIEs' fixed maturity securities on our Consolidated Balance Sheets.
(2) Reported in VIEs' liabilities on our Consolidated Balance Sheets.


For details related to the fixed maturity AFS securities for these VIEs, see
Note 5.

As described more fully in Note 1, we regularly review our investment holdings for OTTI. Based upon this review, we believe that the fixed maturity securities were not other-than-temporarily impaired as of December 31, 2012.

The gains (losses) for these consolidated VIEs (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss) were as follows:


                                             FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           -------------------------
                                             2012           2011
                                           -----------    ----------

NON-QUALIFYING HEDGES
Credit default swaps                       $     166      $    (80)
Contingent forwards                               (3)           (2)
                                           -----------    ----------
    Total non-qualifying hedges(1)         $     163      $    (82)
                                           ===========    ==========



(1) Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

UNCONSOLIDATED VIES

Effective December 31, 2010, we issued a $500 million long-term senior note in exchange for a corporate bond AFS security of like principal and duration from a non-affiliated VIE whose primary activities are to acquire, hold and issue notes and loans, as well as pay and collect interest on the notes and loans. We have concluded that we are not the primary beneficiary of this VIE because we do not have power over the activities that most significantly affect its economic performance. In addition, the terms of the senior note provide us with a set-off right to the corporate bond AFS security we purchased from the VIE; therefore, neither appears on our Consolidated Balance Sheets. We assigned the corporate bond AFS security to one of our subsidiaries and issued a guarantee to our subsidiary for the timely payment of the corporate bond's principal.

Through our investment activities, we make passive investments in structured securities issued by VIEs for which we are not the manager. These structured securities include our RMBS, CMBS and CDOs. We have not provided financial or other support with respect to these VIEs other than our original investment. We have determined that we are not the primary beneficiary of these VIEs due to the relative size of our investment in comparison to the principal amount of the structured securities issued by the VIEs and the level of credit subordination that reduces our obligation to absorb losses or right to receive benefits. Our maximum exposure to loss on these structured securities is limited to the amortized cost for these investments. We recognize our variable interest in these VIEs at fair value on our Consolidated Balance Sheets. For information about these structured securities, see Note 5.

5.  INVESTMENTS

AFS SECURITIES

Pursuant to the Fair Value Measurements and Disclosures Topic of the FASB ASC, we have categorized AFS securities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3), as described in Note 1, which also includes additional disclosures regarding our fair value measurements.

The amortized cost, gross unrealized gains, losses and OTTI and fair value of AFS securities (in millions) were as follows:


                                                                                AS OF DECEMBER 31, 2012
                                                          --------------------------------------------------------------------
                                                                                   GROSS UNREALIZED
                                                           AMORTIZED    ----------------------------------------      FAIR
                                                             COST         GAINS         LOSSES          OTTI          VALUE
                                                          -----------   -----------    ----------    -----------    ----------
FIXED MATURITY SECURITIES:
Corporate bonds                                           $  59,127     $   7,977      $    216      $     104      $ 66,784
U.S. government bonds                                           339            54             -              -           393
Foreign government bonds                                        549            91             -              -           640
RMBS                                                          5,494           449             3             57         5,883
CMBS                                                            925            63            14             19           955
CDOs                                                            189             2             3              8           180
State and municipal bonds                                     3,455           795             7              -         4,243
Hybrid and redeemable preferred securities                    1,143           103            70              -         1,176
VIEs' fixed maturity securities                                 677            31             -              -           708
                                                          -----------   -----------    ----------    -----------    ----------
  Total fixed maturity securities                            71,898         9,565           313            188        80,962
Equity securities                                               137            22             2              -           157
                                                          -----------   -----------    ----------    -----------    ----------
        Total AFS securities                              $  72,035     $   9,587      $    315      $     188      $ 81,119
                                                          ===========   ===========    ==========    ===========    ==========



                                                                                AS OF DECEMBER 31, 2011
                                                          --------------------------------------------------------------------
                                                                                   GROSS UNREALIZED
                                                           AMORTIZED    ----------------------------------------      FAIR
                                                             COST         GAINS         LOSSES          OTTI          VALUE
                                                          -----------   -----------    ----------    -----------    ----------
FIXED MATURITY SECURITIES:
Corporate bonds                                           $  52,665     $   5,989      $    507      $      60      $ 58,087
U.S. government bonds                                           395            50             -              -           445
Foreign government bonds                                        654            64             -              -           718
RMBS                                                          7,331           522            70            119         7,664
CMBS                                                          1,563            68            93              9         1,529
CDOs                                                            120             -            19              -           101
State and municipal bonds                                     3,399           553             9              -         3,943
Hybrid and redeemable preferred securities                    1,239            47           166              -         1,120
VIEs' fixed maturity securities                                 673            27             -              -           700
                                                          -----------   -----------    ----------    -----------    ----------
  Total fixed maturity securities                            68,039         7,320           864            188        74,307
Equity securities                                               135            16            12              -           139
                                                          -----------   -----------    ----------    -----------    ----------
        Total AFS securities                              $  68,174     $   7,336      $    876      $     188      $ 74,446
                                                          ===========   ===========    ==========    ===========    ==========

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2012, were as follows:


                                                          AMORTIZED        FAIR
                                                             COST          VALUE
                                                          -----------  ------------
Due in one year or less                                   $   2,872    $    2,922
Due after one year through five years                        12,334        13,470
Due after five years through ten years                       23,662        26,520
Due after ten years                                          26,422        31,032
                                                          -----------  ------------
    Subtotal                                                 65,290        73,944
                                                          -----------  ------------
MBS                                                           6,419         6,838
CDOs                                                            189           180
                                                          -----------  ------------
      Total fixed maturity AFS securities                 $  71,898    $   80,962
                                                          ===========  ============

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:


                                                                        AS OF DECEMBER 31, 2012
                                           -----------------------------------------------------------------------------------
                                              LESS THAN OR EQUAL              GREATER THAN
                                               TO TWELVE MONTHS              TWELVE MONTHS                    TOTAL
                                           -------------------------    -------------------------    -------------------------
                                                            GROSS                        GROSS                        GROSS
                                                          UNREALIZED                   UNREALIZED                   UNREALIZED
                                                           LOSSES                       LOSSES                       LOSSES
                                              FAIR           AND           FAIR           AND           FAIR           AND
                                             VALUE          OTTI          VALUE          OTTI          VALUE          OTTI
                                           -----------    ----------    -----------    ----------    -----------    ----------
FIXED MATURITY SECURITIES:
Corporate bonds                            $   2,814      $    142      $     918      $    178      $   3,732      $    320
RMBS                                             253            36            196            24            449            60
CMBS                                              63            16            104            17            167            33
CDOs                                              10             8             53             3             63            11
State and municipal bonds                         64             1             24             6             88             7
Hybrid and redeemable
  preferred securities                            71             3            281            67            352            70
                                           -----------    ----------    -----------    ----------    -----------    ----------
    Total fixed maturity securities            3,275           206          1,576           295          4,851           501
Equity securities                                  7             2              -             -              7             2
                                           -----------    ----------    -----------    ----------    -----------    ----------
      Total AFS securities                 $   3,282      $    208      $   1,576      $    295      $   4,858      $    503
                                           ===========    ==========    ===========    ==========    ===========    ==========

Total number of AFS securities in an unrealized loss position                                                            617
                                                                                                                    ==========


                                                                        AS OF DECEMBER 31, 2011
                                           -----------------------------------------------------------------------------------
                                              LESS THAN OR EQUAL              GREATER THAN
                                               TO TWELVE MONTHS              TWELVE MONTHS                    TOTAL
                                           -------------------------    -------------------------    -------------------------
                                                            GROSS                        GROSS                        GROSS
                                                          UNREALIZED                   UNREALIZED                   UNREALIZED
                                                          LOSSES                       LOSSES                       LOSSES
                                              FAIR           AND           FAIR           AND           FAIR           AND
                                             VALUE          OTTI          VALUE          OTTI          VALUE          OTTI
                                           -----------    ----------    -----------    ----------    -----------    ----------
FIXED MATURITY SECURITIES:
Corporate bonds                            $   2,764      $    152      $   1,420      $    415      $   4,184      $    567
RMBS                                             525           118            408            71            933           189
CMBS                                             173            15            136            87            309           102
CDOs                                               9             1             80            18             89            19
State and municipal bonds                         31             -             30             9             61             9
Hybrid and redeemable
  preferred securities                           315            23            340           143            655           166
                                           -----------    ----------    -----------    ----------    -----------    ----------
    Total fixed maturity securities            3,817           309          2,414           743          6,231         1,052
Equity securities                                 38            12              -             -             38            12
                                           -----------    ----------    -----------    ----------    -----------    ----------
      Total AFS securities                 $   3,855      $    321      $   2,414      $    743      $   6,269      $  1,064
                                           ===========    ==========    ===========    ==========    ===========    ==========

Total number of AFS securities in an unrealized loss position                                                            891
                                                                                                                    ==========


For information regarding our investments in VIEs, see Note 4.

The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:


                                                                                        AS OF DECEMBER 31, 2012
                                                                         --------------------------------------------------------
                                                                                           GROSS UNREALIZED           NUMBER
                                                                           FAIR        -------------------------        OF
                                                                           VALUE         LOSSES         OTTI        SECURITIES(1)
                                                                         ----------    -----------   -----------    -------------
Less than six months                                                     $     34      $       9     $       1             14
Nine months or greater, but less than twelve months                            15             10             -              3
Twelve months or greater                                                      385            175           125            131
                                                                         ----------    -----------   -----------    -------------
    Total                                                                $    434      $     194     $     126            148
                                                                         ==========    ===========   ===========    =============


                                                                                        AS OF DECEMBER 31, 2011
                                                                         --------------------------------------------------------
                                                                                           GROSS UNREALIZED           NUMBER
                                                                           FAIR        -------------------------        OF
                                                                           VALUE         LOSSES         OTTI        SECURITIES(1)
                                                                         ----------    -----------   -----------    -------------
Less than six months                                                     $    378      $     123     $      29             56
Six months or greater, but less than nine months                               51             28            12             18
Nine months or greater, but less than twelve months                             2              -             1              7
Twelve months or greater                                                      596            454           102            175
                                                                         ----------    -----------   -----------    -------------
    Total                                                                $  1,027      $     605     $     144            256
                                                                         ==========    ===========   ===========    =============

(1) We may reflect a security in more than one aging category based on various purchase dates.

We regularly review our investment holdings for OTTI. Our gross unrealized losses on AFS securities as of December 31, 2012, decreased $561 million in comparison to December 31, 2011. As discussed further below, we believe the unrealized loss position as of December 31, 2012, did not represent OTTI as we did not intend to sell these fixed maturity AFS securities, it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis, the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities, or we had the ability and intent to hold the equity AFS securities for a period of time sufficient for recovery.

Based upon this evaluation as of December 31, 2012, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums and fees and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2012, the unrealized losses associated with our corporate bond securities were attributable primarily to securities that were backed by commercial loans and individual issuer companies. For our corporate bond securities with commercial loans as the underlying collateral, we evaluated the projected credit losses in the underlying collateral and concluded that we had sufficient subordination or other credit enhancement when compared with our estimate of credit losses for the individual security and we expected to recover the entire amortized cost for each security. For individual issuers, we performed detailed analysis of the financial performance of the issuer and determined that we expected to recover the entire amortized cost for each security.

As of December 31, 2012, the unrealized losses associated with our MBS and CDOs were attributable primarily to collateral losses and credit spreads. We assessed for credit impairment using a cash flow model as discussed above. The key assumptions included default rates, severities and prepayment rates. We estimated losses for a security by forecasting the underlying loans in each transaction. The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable. Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts, sector credit ratings and other independent market data. Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost basis of each security.

As of December 31, 2012, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of specific issuers. For our hybrid and redeemable preferred securities, we evaluated the financial performance of the issuer based upon credit performance and investment ratings and determined we expected to recover the entire amortized cost of each security.

Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows:


                                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                                       -----------------------------------------
                                                                                          2012           2011          2010
                                                                                       ------------    ----------    -----------
Balance as of beginning-of-year                                                        $      380      $    309      $     260
    Increases attributable to:
      Credit losses on securities for which an OTTI was not
        previously recognized                                                                  98            54             13
      Credit losses on securities for which an OTTI was
        previously recognized                                                                  59            68             61
    Decreases attributable to:
      Securities sold                                                                        (135)          (51)           (25)
                                                                                       ------------    ----------    -----------
          Balance as of end-of-year                                                    $      402      $    380      $     309
                                                                                       ============    ==========    ===========

During 2012, 2011 and 2010, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security. The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

o  Failure of the issuer of the security to make scheduled payments;
o  Deterioration of creditworthiness of the issuer;
o  Deterioration of conditions specifically related to the security;
o  Deterioration of fundamentals of the industry in which the issuer operates;
o Deterioration of fundamentals in the economy including, but not limited to, higher unemployment and lower housing prices; and
o  Deterioration of the rating of the security by a rating agency.


We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on AFS securities.

TRADING SECURITIES

Trading securities at fair value (in millions) consisted of the following:


                                                                                                        AS OF DECEMBER 31,
                                                                                                     -------------------------
                                                                                                       2012           2011
                                                                                                     -----------    ----------
FIXED MATURITY SECURITIES:
Corporate bonds                                                                                      $   1,817      $  1,780
U.S. government bonds                                                                                      310           376
Foreign government bonds                                                                                    32            39
RMBS                                                                                                       188           237
CMBS                                                                                                        17            31
CDOs                                                                                                         4             4
State and municipal bonds                                                                                   25            24
Hybrid and redeemable preferred securities                                                                  42            45
                                                                                                     -----------    ----------
  Total fixed maturity securities                                                                        2,435         2,536
Equity securities                                                                                            2             2
                                                                                                     -----------    ----------
     Total trading securities                                                                        $   2,437      $  2,538
                                                                                                     ===========    ==========

The portion of the market adjustment for losses that relate to trading securities still held as of December 31, 2012, 2011 and 2010, was $53 million, $115 million and $86 million, respectively.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate principally involve commercial real estate. The commercial loans are geographically diversified throughout the U.S. with the largest concentrations in California and Texas, which accounted for 31% and 32% of mortgage loans on real estate as of December 31, 2012 and 2011, respectively.

The following provides the composition of our mortgage loans on real estate (in millions):


                                                                                                       AS OF DECEMBER 31,
                                                                                                    -------------------------
                                                                                                      2012           2011
                                                                                                    -----------    ----------
Current                                                                                             $   6,791      $  6,579
Valuation allowance associated with impaired mortgage loans on real estate                                 (6)           (3)
Unamortized premium (discount)                                                                              7            13
                                                                                                    -----------    ----------
    Total carrying value                                                                            $   6,792      $  6,589
                                                                                                    ===========    ==========

The number of impaired mortgage loans on real estate, each of which had an associated specific valuation allowance, and the carrying value of impaired mortgage loans on real estate (dollars in millions) were as follows:


                                                                                                        AS OF DECEMBER 31,
                                                                                                     --------------------------
                                                                                                       2012           2011
                                                                                                     -----------    -----------

Number of impaired mortgage loans on real estate                                                             4              3
                                                                                                     ===========    ===========

Principal balance of impaired mortgage loans on real estate                                          $      38      $      11
Valuation allowance associated with impaired mortgage loans on real estate                                  (6)            (3)
                                                                                                     -----------    -----------
    Carrying value of impaired mortgage loans on real estate                                         $      32      $       8
                                                                                                     ===========    ===========



The average carrying value on the impaired mortgage loans on real estate (in millions) was as follows:



                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ----------------------------------------
                                                                                         2012          2011           2010
                                                                                       -----------   -----------    -----------
Average carrying value for impaired mortgage loans on real estate                      $      17     $      15      $      29
Interest income recognized on impaired mortgage loans on real estate                           1             1              3
Interest income collected on impaired mortgage loans on real estate                            1             1              3



As described in Note 1, we use the loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans, which were as follows (dollars in millions):



                                                   AS OF DECEMBER 31, 2012                     AS OF DECEMBER 31, 2011
                                            ---------------------------------------    ----------------------------------------
                                                                           DEBT-                                      DEBT-
                                                                          SERVICE                                    SERVICE
                                            PRINCIPAL        % OF        COVERAGE      PRINCIPAL        % OF         COVERAGE
                                             AMOUNT         TOTAL          RATIO         AMOUNT        TOTAL          RATIO
                                            ----------    -----------    ----------    -----------   -----------    -----------
LOAN-TO-VALUE
Less than 65%                               $  5,526        81.3 %         1.68        $   5,173        78.6 %        1.61
65% to 74%                                       869        12.8 %         1.39            1,130        17.2 %        1.38
75% to 100%                                      350         5.2 %         0.82              256         3.9 %        0.95
Greater than 100%                                 46         0.7 %         0.79               20         0.3 %        0.73
                                            ----------    -----------                  -----------   ------------
    Total mortgage loans on real estate     $  6,791       100.0 %                     $   6,579       100.0 %
                                            ==========    ===========                  ===========   ============

ALTERNATIVE INVESTMENTS

As of December 31, 2012 and 2011, alternative investments included investments in 98 and 96 different partnerships, respectively, and the portfolio represented less than 1% of our overall invested assets.

NET INVESTMENT INCOME

The major categories of net investment income (in millions) on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ----------------------------------------
                                                                                         2012          2011           2010
                                                                                       -----------   -----------    -----------
Fixed maturity AFS securities                                                          $   3,813     $   3,724      $   3,577
Equity AFS securities                                                                          6             5              5
Trading securities                                                                           138           145            148
Mortgage loans on real estate                                                                381           392            407
Real estate                                                                                   11            18             16
Standby real estate equity commitments                                                         -             1              1
Policy loans                                                                                 163           161            167
Invested cash                                                                                  4             3              5
Commercial mortgage loan prepayment
    and bond make-whole premiums                                                              39            75             61
Alternative investments                                                                      125            90             93
Consent fees                                                                                   3             3              8
Other investments                                                                             (5)            -              7
                                                                                       -----------   -----------    -----------
      Investment income                                                                    4,678         4,617          4,495
Investment expense                                                                          (127)         (127)          (133)
                                                                                       -----------   -----------    -----------
        Net investment income                                                          $   4,551     $   4,490      $   4,362
                                                                                       ===========   ===========    ===========



REALIZED GAIN (LOSS) RELATED TO CERTAIN INVESTMENTS

The detail of the realized gain (loss) related to certain investments (in millions) was as follows:



                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ----------------------------------------
                                                                                         2012          2011           2010
                                                                                       -----------   -----------    -----------
Fixed maturity AFS securities:
    Gross gains                                                                        $      14     $      84      $     100
    Gross losses                                                                            (187)         (218)          (241)
Equity AFS securities:
    Gross gains                                                                                1            10              9
    Gross losses                                                                              (9)            -             (4)
Gain (loss) on other investments                                                              15            27             (4)
Associated amortization of DAC, VOBA, DSI and DFEL
    and changes in other contract holder funds                                                 2            (9)             8
                                                                                       -----------   -----------    -----------
      Total realized gain (loss) related to certain investments                        $    (164)    $    (106)     $    (132)
                                                                                       ===========   ===========    ===========


Details underlying write-downs taken as a result of OTTI (in millions) that were recognized in net income (loss) and included in realized gain (loss) on AFS securities above, and the portion of OTTI recognized in OCI (in millions) were as follows:



                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ---------------------------------------
                                                                                         2012          2011           2010
                                                                                       ----------    -----------    ----------
OTTI RECOGNIZED IN NET INCOME (LOSS)
Fixed maturity securities:
    Corporate bonds                                                                    $    (62)     $     (13)     $    (88)
    RMBS                                                                                    (50)           (76)          (61)
    CMBS                                                                                    (47)           (56)          (41)
    CDOs                                                                                     (2)            (1)           (1)
    Hybrid and redeemable preferred securities                                                -             (2)           (5)
                                                                                         --------      ---------      --------
      Total fixed maturity securities                                                      (161)          (148)         (196)
Equity securities                                                                            (8)             -            (3)
                                                                                         --------      ---------      --------
        Gross OTTI recognized in net income (loss)                                         (169)          (148)         (199)
        Associated amortization of DAC, VOBA, DSI and DFEL                                   30             30            44
                                                                                       ----------    -----------    ----------
          Net OTTI recognized in net income (loss), pre-tax                            $   (139)     $    (118)     $   (155)
                                                                                       ==========    ===========    ==========

PORTION OF OTTI RECOGNIZED IN OCI
Gross OTTI recognized in OCI                                                           $    118      $      54      $     93
Change in DAC, VOBA, DSI and DFEL                                                           (15)           (12)          (11)
                                                                                       ----------    -----------    ----------
    Net portion of OTTI recognized in OCI, pre-tax                                     $    103      $      42      $     82
                                                                                       ==========    ===========    ==========


DETERMINATION OF CREDIT LOSSES ON CORPORATE BONDS AND CDOS

As of December 31, 2012 and 2011, we reviewed our corporate bond and CDO portfolios for potential shortfall in contractual principal and interest based on numerous subjective and objective inputs. The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.

DETERMINATION OF CREDIT LOSSES ON MBS

As of December 31, 2012 and 2011, default rates were projected by considering underlying MBS loan performance and collateral type. Projected default rates on existing delinquencies vary between 10% to 100% depending on loan type and severity of delinquency status. In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history. Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans. Second lien loans are assigned 100% severity, if defaulted. For first lien loans, we assume a minimum of 30% severity with higher severity assumed for investor properties and further housing price depreciation. With the default rate timing curve and loan-level loss severity, we derive the future expected credit losses.

PAYABLES FOR COLLATERAL ON INVESTMENTS

The carrying values of the payables for collateral on investments (in millions) included on our Consolidated Balance Sheets and the fair value of the related investments or collateral consisted of the following:


                                                                         AS OF DECEMBER 31, 2012      AS OF DECEMBER 31, 2011
                                                                         -------------------------   --------------------------
                                                                         CARRYING         FAIR        CARRYING         FAIR
                                                                           VALUE         VALUE         VALUE          VALUE
                                                                         ----------    -----------   -----------    -----------
Collateral payable held for derivative investments(1)                    $  2,507      $   2,507     $   2,994      $   2,994
Securities pledged under securities lending agreements(2)                     197            189           200            193
Securities pledged under reverse repurchase agreements(3)                     280            294           280            294
Securities pledged for Term Asset-Backed Securities
    Loan Facility ("TALF")(4)                                                  37             52           173            199
Investments pledged for Federal Home Loan Bank of
    Indianapolis ("FHLBI")(5)                                               1,100          1,936           100            142
                                                                         ----------    -----------   -----------    -----------
      Total payables for collateral on investments                       $  4,121      $   4,978     $   3,747      $   3,822
                                                                         ==========    ===========   ===========    ===========


(1) We obtain collateral based upon contractual provisions with our counterparties. These agreements take into consideration the counterparties' credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash. See Note 6 for details about maximum collateral potentially required to post on our credit default swaps.
(2) Our pledged securities under securities lending agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets. We generally obtain collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. We value collateral daily and obtain additional collateral when deemed appropriate. The cash received in our securities lending program is typically invested in cash and invested cash or fixed maturity AFS securities.
(3) Our pledged securities under reverse repurchase agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets. We obtain collateral in an amount equal to 95% of the fair value of the securities, and our agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary. The cash received in our reverse repurchase program is typically invested in fixed maturity AFS securities.
(4) Our pledged securities for TALF are included in fixed maturity AFS securities on our Consolidated Balance Sheets. We obtain collateral in an amount that has typically averaged 90% of the fair value of the TALF securities. The cash received in these transactions is invested in fixed maturity AFS securities.
(5) Our pledged investments for FHLBI are included in fixed maturity AFS securities and mortgage loans on real estate on our Consolidated Balance Sheets. The collateral requirements are generally 105% to 115% of the fair value for fixed maturity AFS securities and 155% to 175% of the fair value for mortgage loans on real estate. The cash received in these transactions is primarily invested in cash and invested cash or fixed maturity AFS securities.

Increase (decrease) in payables for collateral on investments (in millions) included on the Consolidated Statements of Cash Flows consisted of the following:


                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ----------------------------------------
                                                                                         2012          2011           2010
                                                                                       -----------   -----------    -----------
Collateral payable held for derivative investments                                     $    (487)    $   2,141      $     219
Securities pledged under securities lending agreements                                        (3)            1           (302)
Securities pledged under reverse repurchase agreements                                         -             -            (64)
Securities pledged for TALF                                                                 (136)         (107)           (65)
Investments pledged for FHLBI                                                              1,000             -              -
                                                                                       -----------   -----------    -----------
    Total increase (decrease) in payables for collateral on investments                $     374     $   2,035      $    (212)
                                                                                       ===========   ===========    ===========


INVESTMENT COMMITMENTS

As of December 31, 2012, our investment commitments were $536 million, which included $226 million of LPs, $146 million of private placement securities and $164 million of mortgage loans on real estate.

CONCENTRATIONS OF FINANCIAL INSTRUMENTS

As of December 31, 2012 and 2011, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation with a fair value of $3.6 billion and $4.7 billion, respectively, or 4% and 5% of our invested assets portfolio, respectively, and our investments in securities issued by Fannie Mae with a fair value of $2.2 billion and $2.5 billion, respectively, or 2% and 3% of our invested assets portfolio, respectively. These investments are included in corporate bonds in the tables above.

As of December 31, 2012, our most significant investments in one industry were our investment securities in the electric industry with a fair value of $8.4 billion, or 9% of our invested assets portfolio and our investment securities in the banking industry with a fair value of $5.3 billion, or 5% of our invested assets portfolio. As of December 31, 2011, our most significant investments in one industry were our investment securities in the electric industry with a fair value of $7.5 billion, or 8% of our invested assets portfolio and our investment securities in the collateralized mortgage and other obligations industry with a fair value of $5.3 billion, or 6% of our invested assets portfolio. We utilized the industry classifications to obtain the concentration of financial instruments amount; as such, this amount will not agree to the AFS securities table above.

6. DERIVATIVE INSTRUMENTS

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk, default risk, basis risk and credit risk. We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees. The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources. The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments. See Note 21 for additional disclosures related to the fair value of our financial instruments and see Note 4 for derivative instruments related to our consolidated VIEs.

INTEREST RATE CONTRACTS

We use derivative instruments as part of our interest rate risk management strategy. These instruments are economic hedges unless otherwise noted and include:

CONSUMER PRICE INDEX SWAPS

We use consumer price index swaps to hedge the liability exposure on certain options in fixed annuity products. Consumer price index swaps are contracts entered into at no cost and whose payoff is the difference between the consumer price index inflation rate and the fixed rate determined as of inception.

FORWARD-STARTING INTEREST RATE SWAPS

We use forward-starting interest rate swaps designated and qualifying as cash flow hedges to hedge our exposure to interest rate fluctuations related to the forecasted purchase of certain assets and liabilities.

INTEREST RATE CAP AGREEMENTS

We use interest rate cap agreements to provide a level of protection from the effect of rising interest rates to economically hedge certain life insurance products and annuity contracts. Interest rate cap agreements entitle us to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate, multiplied by the notional amount divided by four.

INTEREST RATE CAP CORRIDORS

We use interest rate cap corridors to provide a level of protection from the effect of rising interest rates for certain life insurance products and annuity contracts. Interest rate cap corridors involve purchasing an interest rate cap at a specific cap rate and selling an interest rate cap with a higher cap rate.

For each corridor, the amount of quarterly payments, if any, is determined by the rate at which the underlying index rate resets above the original capped rate. The corridor limits the benefit the purchaser can receive as the related interest rate index rises above the higher capped rate. There is no additional liability to us other than the purchase price associated with the interest rate cap corridor.

INTEREST RATE FUTURES

We use interest rate futures contracts to hedge the liability exposure on certain options in variable annuity products. These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

INTEREST RATE SWAP AGREEMENTS

We use interest rate swap agreements to hedge the liability exposure on certain options in variable annuity products.

We also use interest rate swap agreements designated and qualifying as cash flow hedges. These instruments either hedge the interest rate risk of floating rate bond coupon payments by replicating a fixed rate bond, or hedge our exposure to fixed rate bond coupon payments and the change in the underlying asset values as interest rates fluctuate.

Finally, we use interest rate swap agreements designated and qualifying as fair value hedges to hedge against changes in the value of anticipated transactions and commitments as interest rates fluctuate.

TREASURY AND REVERSE TREASURY LOCKS

We use treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to our issuance of fixed rate securities or the anticipated future cash flows of floating rate fixed maturity securities due to changes in interest rates. In addition, we use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the purchase of fixed rate securities or the anticipated future cash flows of floating rate fixed maturity securities due to changes in interest rates. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FOREIGN CURRENCY CONTRACTS

We use derivative instruments as part of our foreign currency risk management strategy. These instruments are economic hedges unless otherwise noted and include:

CURRENCY FUTURES

We use currency futures to hedge foreign exchange risk associated with certain options in variable annuity products. Currency futures exchange one currency for another at a specified date in the future at a specified exchange rate.

FOREIGN CURRENCY SWAPS

We use foreign currency swaps designated and qualifying as cash flow hedges, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future.

EQUITY MARKET CONTRACTS

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

CALL OPTIONS BASED ON THE S&P 500 INDEX(R) ("S&P 500")

We use indexed annuity contracts to permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500. Contract holders may elect to rebalance index options at renewal dates, either annually or biannually. As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. We purchase call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

EQUITY FUTURES

We use equity futures contracts to hedge the liability exposure on certain options in variable annuity products. These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.


PUT OPTIONS

We use put options to hedge the liability exposure on certain options in variable annuity products. Put options are contracts that require counterparties to pay us at a specified future date the amount, if any, by which a specified equity index is less than the strike rate stated in the agreement, applied to a notional amount.

TOTAL RETURN SWAPS

We use total return swaps to hedge a portion of the liability related to our deferred compensation plans. We receive the total return on a portfolio of indexes and pay a floating rate of interest.

In addition, we use total return swaps to hedge the liability exposure on certain options in variable annuity products. We receive the total return on a portfolio of indexes and pay a floating rate of interest.

VARIANCE SWAPS

We use variance swaps to hedge the liability exposure on certain options in variable annuity products. Variance swaps are contracts entered into at no cost and whose payoff is the difference between the realized variance rate of an underlying index and the fixed variance rate determined as of inception.

CREDIT CONTRACTS

We use derivative instruments as part of our credit risk management strategy that are economic hedges and include:

CREDIT DEFAULT SWAPS - BUYING PROTECTION

We buy credit default swaps to hedge against a drop in bond prices due to credit concerns of certain bond issuers. A credit default swap allows us to put the bond back to the counterparty at par upon a default event by the bond issuer. A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

CREDIT DEFAULT SWAPS - SELLING PROTECTION

We sell credit default swaps to offer credit protection to contract holders and investors. The credit default swaps hedge the contract holders and investors against a drop in bond prices due to credit concerns of certain bond issuers. A credit default swap allows the investor to put the bond back to us at par upon a default event by the bond issuer. A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

EMBEDDED DERIVATIVES

We have embedded derivatives that include:

GLB RESERVES EMBEDDED DERIVATIVES

We use a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with GLBs offered in our variable annuity products, including products with GWB and GIB features. The hedging strategy is designed such that changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities move in the opposite direction of changes in embedded derivative GLB reserves caused by those same factors. We rebalance our hedge positions based upon changes in these factors as needed. While we actively manage our hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with our desired risk and return trade-off. However, the hedging results do not impact LNL due to a funds withheld agreement with LNBAR, which causes the financial impact of the derivatives as well as the cash flow activity to be reflected on LNBAR.

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services - Insurance - Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC ("benefit reserves") and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC ("embedded derivative reserves"). We calculate the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.

INDEXED ANNUITY CONTRACTS EMBEDDED DERIVATIVES

We distribute indexed annuity contracts that permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500. Contract holders may elect to rebalance index options at renewal dates, either annually or biannually. As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. We purchase S&P 500 call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

REINSURANCE RELATED EMBEDDED DERIVATIVES

We have certain modified coinsurance arrangements and coinsurance with funds withheld reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements.

We are involved in an inter-company reinsurance agreement where we cede to LNBAR the risk under certain UL contracts for no lapse benefit guarantees. If our contract holders' account value is not sufficient to pay the cost of insurance charges required to keep the policy inforce, and the contract holder has made required deposits, LNBAR will reimburse us for the charges.

We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:




                                                   AS OF DECEMBER 31, 2012                    AS OF DECEMBER 31, 2011
                                           ----------------------------------------   ----------------------------------------
                                                                 FAIR VALUE                                 FAIR VALUE
                                            NOTIONAL      -------------------------    NOTIONAL      -------------------------
                                            AMOUNTS         ASSET       LIABILITY      AMOUNTS         ASSET       LIABILITY
                                           -----------    ----------    -----------   -----------    ----------    -----------
QUALIFYING HEDGES
Cash flow hedges:
    Interest rate contracts(1)             $   2,001    $      353      $     224     $   2,212      $    385      $     241
    Foreign currency contracts(1)                420            39             26           340            52             14
                                           -----------   -----------    -----------   -----------    ----------    -----------
      Total cash flow hedges                   2,421           392            250         2,552           437            255
                                           -----------   -----------    -----------   -----------    ----------    -----------
NON-QUALIFYING HEDGES
Interest rate contracts(1)                    35,539         1,030            474        30,232         1,042            475
Foreign currency contracts(1)                     48             -              -             4             -              -
Equity market contracts(1)                    19,744         1,734            170        16,300         2,152             55
Equity collar(1)                                   9             1              -             -             -              -
Credit contracts(1)                                -             -              -            48             -              -
Credit contracts(2)                              149             -             11           148             -             16
Embedded derivatives:
    Indexed annuity contracts(3)                   -             -            732             -             -            399
    Guaranteed living benefits ("GLB")
      reserves(3)                                  -             -            909             -             -          2,217
    Reinsurance related(4)                         -             -            184             -                           12
                                           -----------   -----------    -----------   -----------    ----------    -----------
        Total derivative instruments       $  57,910      $  3,157      $   2,730     $  49,284      $  3,631      $   3,429
                                           ===========   ===========    ===========   ===========    ==========    ===========

(1) Reported in derivative investments on our Consolidated Balance Sheets.
(2) Reported in other liabilities on our Consolidated Balance Sheets.
(3) Reported in future contract benefits on our Consolidated Balance Sheets.
(4) Reported in reinsurance related embedded derivatives on our Consolidated Balance Sheets.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:


                                                                 REMAINING LIFE AS OF DECEMBER 31, 2012
                                           -----------------------------------------------------------------------------------
                                           LESS THAN        1 - 5         6 - 10        11 - 30       OVER 30
                                             1 YEAR         YEARS         YEARS          YEARS         YEARS          TOTAL
                                           -----------    ----------    -----------    ----------    -----------    ----------
Interest rate contracts(1)                 $   2,834      $ 19,828      $   5,901      $  8,977      $       -      $ 37,540
Foreign currency contracts(2)                     48           205            200            15              -           468
Equity market contracts                       10,667         3,895          5,165            23              3        19,753
Credit contracts                                   -           149              -             -              -           149
                                           -----------    ----------    -----------    ----------    -----------    ----------
    Total derivative instruments
      with notional amounts                $  13,549      $ 24,077      $  11,266      $  9,015      $       3      $ 57,910
                                           ===========    ==========    ===========    ==========    ===========    ==========

(1) As of December 31, 2012, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was June 2042.
(2) As of December 31, 2012, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was April 2028.

The change in our unrealized gain (loss) on derivative instruments in accumulated OCI (in millions) was as follows:


                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ---------------------------------------
                                                                                         2012          2011           2010
                                                                                       ----------    -----------    ----------
UNREALIZED GAIN (LOSS) ON DERIVATIVE INSTRUMENTS
Balance as of beginning-of-year                                                        $    132      $     (14)     $    (13)
Cumulative effect from adoption of new accounting standards                                   -              -             3
Other comprehensive income (loss):
    Unrealized holding gains (losses) arising during the year:
      Cash flow hedges:
        Interest rate contracts                                                             (41)           201           (18)
        Foreign currency contracts                                                          (22)             3            14
      AFS securities embedded derivatives                                                     -              -             2
    Change in foreign currency exchange rate adjustment                                     (12)             7             4
    Change in DAC, VOBA, DSI and DFEL                                                        14              1            (1)
    Income tax benefit (expense)                                                             20            (74)           (1)
    Less:
     Reclassification adjustment for gains (losses) included in net income (loss):
        Cash flow hedges:
          Interest rate contracts(1)                                                        (21)           (15)            4
          Foreign currency contracts(1)                                                       3              2             2
     Associated amortization of DAC, VOBA, DSI and DFEL                                       3              1             -
     Income tax benefit (expense)                                                             5              4            (2)
                                                                                       ----------    -----------    ----------
           Balance as of end-of-year                                                   $    101      $     132      $    (14)
                                                                                       ==========    ===========    ==========


(1) The OCI offset is reported within net investment income on our Consolidated Statements of Comprehensive Income (Loss).


The gains (losses) on derivative instruments (in millions) recorded within income (loss) from continuing operations on our Consolidated Statements of Comprehensive Income (Loss) were as follows:


                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                          ---------------------------------------
                                                            2012          2011           2010
                                                          ----------    -----------    ----------
QUALIFYING HEDGES
Cash flow hedges:
    Interest rate contracts(1)                            $    (22)     $     (15)     $      3
    Foreign currency contracts(1)                                3              2             2
                                                          ----------    -----------    ----------
      Total cash flow hedges                                   (19)           (13)            5
                                                          ----------    -----------    ----------
NON-QUALIFYING HEDGES
Interest rate contracts(1)                                     (26)           (44)            5
Interest rate contracts(2)                                      52          1,144           175
Foreign currency contracts(1)                                    -              -            43
Foreign currency contracts(2)                                   (8)           (12)          (13)
Equity market contracts(2)                                  (1,014)           315          (386)
Equity market contracts(3)                                    (362)            26          (118)
Credit contracts(1)                                              -              -             1
Credit contracts(2)                                              2             (7)            7
Embedded derivatives:
    Indexed annuity contracts(2)                              (136)             5           (81)
    GLB reserves(2)                                          1,308         (1,809)          268
    Reinsurance related(2)                                     (50)           (47)          (71)
    AFS securities(1)                                            -              -            (4)
                                                          ----------    -----------    ----------
        Total derivative instruments                      $  (253)      $    (442)     $   (169)
                                                          ==========    ===========    ==========


(1) Reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(2) Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(3) Reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

Gains (losses) (in millions) on derivative instruments designated and qualifying as cash flow hedges were as follows:



                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                          ---------------------------------------
                                                            2012          2011           2010
                                                          -----------   -----------    ----------
Gain (loss) recognized as a component of OCI with
    the offset to net investment income                   $     (18)    $     (13)     $      6


As of December 31, 2012, $21 million of the deferred net losses on derivative instruments in accumulated OCI were expected to be reclassified to earnings during the next 12 months. This reclassification would be due primarily to the interest rate variances related to the interest rate swap agreements.

For the years ended December 31, 2012 and 2011, there were no material reclassifications to earnings due to hedged firm commitments no longer deemed probable or due to hedged forecasted transactions that had not occurred by the end of the originally specified time period.

Information related to our open credit default swap liabilities for which we are the seller (dollars in millions) was as follows:


                                            AS OF DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------------------------
                                                            CREDIT
                               REASON        NATURE       RATING OF          NUMBER                      MAXIMUM
                                FOR            OF         UNDERLYING           OF            FAIR       POTENTIAL
        MATURITY              ENTERING      RECOURSE      OBLIGATION(1)    INSTRUMENTS     VALUE(2)      PAYOUT
-------------------------    -----------    ----------    -------------    -----------    -----------   ---------
     12/20/2016(3)               (4)            (5)          BBB-               3          $  (4)       $    68

     03/20/2017(3)               (4)            (5)          BBB-               4             (7)            81
                                                                           -----------    -----------   ---------
                                                                                7          $ (11)       $   149
                                                                           ===========    ===========   =========




                                            AS OF DECEMBER 31, 2011
-----------------------------------------------------------------------------------------------------------------
                                                            CREDIT
                               REASON        NATURE       RATING OF          NUMBER                      MAXIMUM
                                FOR            OF         UNDERLYING           OF            FAIR       POTENTIAL
        MATURITY              ENTERING      RECOURSE      OBLIGATION(1)    INSTRUMENTS     VALUE(2)       PAYOUT
-------------------------    -----------    ----------    -------------    -----------    -----------   ---------
     12/20/2012(6)               (4)            (5)          BBB+               4         $    -        $   40

     12/20/2016(3)               (4)            (5)          BBB+               3            (12)           68

     03/20/2017(3)               (4)            (5)          BBB                2             (4)           40
                                                                           -----------    -----------   ---------
                                                                                9         $  (16)       $  148
                                                                           ===========    ===========   =========


(1) Represents average credit ratings based on the midpoint of the applicable ratings among Moody's, S&P and Fitch Ratings, as scaled to the corresponding S&P ratings.
(2) Broker quotes are used to determine the market value of credit default swaps.
(3) These credit default swaps were sold to a counter-party of the consolidated VIEs discussed in Note 4.
(4) Credit default swaps were entered into in order to generate income by providing default protection in return for a quarterly payment.
(5) Sellers do not have the right to demand indemnification or compensation from third parties in case of a loss (payment) on the contract.
(6) These credit default swaps were sold to our contract holders, prior to 2007, where we determined there was a spread versus premium mismatch.

Details underlying the associated collateral of our open credit default swaps for which we are the seller, if credit risk related contingent features were triggered (in millions) are as follows:


                                                                            AS OF DECEMBER 31,
                                                                         -------------------------
                                                                           2012          2011
                                                                         ----------    -----------
Maximum potential payout                                                 $      149      $     148
Less:
    Counterparty thresholds                                                       -              -
                                                                         ----------    -----------
      Maximum collateral potentially required to post                    $      149      $     148
                                                                         ==========    ===========

Certain of our credit default swap agreements contain contractual provisions that allow for the netting of collateral with our counterparties related to all of our collateralized financing transactions that we have outstanding. If these netting agreements were not in place, we would have been required to post approximately $11 million as of December 31, 2012, after considering the fair values of the associated investments counterparties' credit ratings as compared to ours and specified thresholds that once exceeded result in the payment of cash.

CREDIT RISK

We are exposed to credit loss in the event of nonperformance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or NPR. The NPR is based upon assumptions for each counterparty's credit spread over the estimated weighted average life of the counterparty exposure less collateral held. As of December 31, 2012, the NPR adjustment was $2 million. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. Additionally, we maintain a policy of requiring all derivative contracts to be governed by an International Swaps and Derivatives Association ("ISDA") Master Agreement. We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under some ISDA agreements, our insurance subsidiaries have agreed to maintain certain financial strength or claims-paying ratings. A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts. In certain transactions, we and the counterparty have entered into a collateral support agreement requiring either party to post collateral when net exposures exceed pre-determined thresholds. These thresholds vary by counterparty and credit rating. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor. As of December 31, 2012, our exposure was $13 million.

The amounts recognized (in millions) by S&P credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:


                              AS OF DECEMBER 31, 2012      AS OF DECEMBER 31, 2011
                             --------------------------   --------------------------
                             COLLATERAL     COLLATERAL    COLLATERAL     COLLATERAL
                             POSTED BY      POSTED BY     POSTED BY      POSTED BY
           S&P                COUNTER-         LNC         COUNTER-         LNC
         CREDIT                PARTY         (HELD BY       PARTY         (HELD BY
        RATING OF             (HELD BY       COUNTER-      (HELD BY       COUNTER-
      COUNTERPARTY              LNC)          PARTY)         LNC)          PARTY)
--------------------------   -----------    -----------   -----------    -----------
           AA                $      41      $       -     $      35      $       -
           AA-                      58              -           219              -
           A+                      551              -           826              -
            A                      762            (68)        1,613            (69)
           A-                    1,113              -           373              -
           BBB                       4              -             -              -
                             -----------    -----------   -----------    -----------
                             $   2,529      $     (68)    $   3,066      $     (69)
                             ===========    ===========   ===========    ===========


7. FEDERAL INCOME TAXES

The federal income tax expense (benefit) on continuing operations (in millions) was as follows:


                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                          ---------------------------------------
                                                            2012          2011           2010
                                                          -----------   -----------    ----------
Current                                                   $    (320)    $     (84)     $    (74)
Deferred                                                        664           354           379
                                                          -----------   -----------    ----------
    Federal income tax expense (benefit)                  $     344     $     270      $    305
                                                          ===========   ===========    ==========

A reconciliation of the effective tax rate differences (in millions) was as follows:



                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                          ---------------------------------------
                                                            2012          2011           2010
                                                          -----------   -----------    ----------
Tax rate times pre-tax income                             $     527     $     186      $    456
Effect of:
    Separate account dividend received deduction               (128)         (135)         (109)
    Tax credits                                                 (34)          (46)          (39)
    Goodwill                                                     (2)          260             -
    Change in uncertain tax positions                           (88)            7             3
    Other items                                                  69            (2)           (6)
                                                          -----------   -----------    ----------
      Federal income tax expense (benefit)                $     344     $     270      $    305
                                                          ===========   ===========    ==========
Effective tax rate                                             23 %          51 %          23 %
                                                          ===========   ===========    ==========

The effective tax rate is the ratio of tax expense over pre-tax income (loss). The change in uncertain tax positions relates primarily to the lapse of statute of limitations for prior year tax returns. Other items include corrections of immaterial errors in prior period.

The federal income tax asset (liability) (in millions) was as follows:


                                                                            AS OF DECEMBER 31,
                                                                         -------------------------
                                                                           2012          2011
                                                                         ----------    -----------
Current                                                                  $    173      $    (276)
Deferred                                                                   (3,391)        (2,233)
                                                                         ----------    -----------
    Total federal income tax asset (liability)                           $ (3,218)     $  (2,509)
                                                                         ==========    ===========



Significant components of our deferred tax assets and liabilities (in millions) were as follows:


                                                                           AS OF DECEMBER 31,
                                                                        -------------------------
                                                                          2012           2011
                                                                        -----------    ----------
DEFERRED TAX ASSETS
Future contract benefits and other contract holder funds                $     900      $  1,034
Deferred gain on business sold through reinsurance                             27           136
Reinsurance related embedded derivative asset                                 141           123
Investments                                                                   448           222
Compensation and benefit plans                                                141           130
Net operating loss                                                              4             -
Net capital loss                                                               32            59
Tax credits                                                                   205           200
VIE                                                                            36            98
Other                                                                          44           197
                                                                        -----------    ----------
    Total deferred tax assets                                               1,978         2,199
                                                                        -----------    ----------


                                                                           AS OF DECEMBER 31,
                                                                        -------------------------
                                                                          2012           2011
                                                                        -----------    ----------
DEFERRED TAX LIABILITIES
DAC                                                                     $   1,393      $  1,412
VOBA                                                                          239           370
Net unrealized gain on AFS securities                                       3,283         2,188
Net unrealized gain on trading securities                                     150           126
Intangibles                                                                   172           173
Other                                                                         132           163
                                                                        -----------    ----------
    Total deferred tax liabilities                                          5,369         4,432
                                                                        -----------    ----------
      Net deferred tax asset (liability)                                $  (3,391)     $ (2,233)
                                                                        ===========    ==========

As of December 31, 2012, the Company had $11 million of net operating loss carryforwards that begin to expire in 2031 and $90 million of capital loss carryforwards that begin to expire in 2014. In addition, the Company had $139 million of alternative minimum tax credits that are not subject to expiration and $66 million of general business credits that begin to expire in 2030.

Although realization is not assured, management believes that it is more likely than not that the Company will realize the benefits of its deferred tax assets, and, accordingly, no valuation allowance has been recorded.


As of December 31, 2012 and 2011, $59 million and $191 million, respectively, of our unrecognized tax benefits presented below, if recognized, would have affected our income tax expense and our effective tax rate. The Company is not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year. A reconciliation of the unrecognized tax benefits (in millions) was as follows:


                                                                  FOR THE
                                                                YEARS ENDED
                                                                DECEMBER 31,
                                                          -------------------------
                                                            2012          2011
                                                          -----------   -----------
Balance as of beginning-of-year                           $     275     $     278
    Increases for prior year tax positions                        -             2
    Decreases for prior year tax positions                     (145)          (11)
    Increases for current year tax positions                      3            12
    Decreases for current year tax positions                      -            (6)
    Decreases for settlements with taxing authorities            (2)            -
    Decreases for lapse of statute of limitations               (64)            -
                                                          -----------   -----------
      Balance as of end-of-year                           $      67     $     275
                                                          ===========   ===========

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense. For the years ended December 31, 2012, 2011 and 2010, we recognized interest and penalty expense (benefit) related to uncertain tax positions of $(78) million, $8 million and $6 million, respectively. We had accrued interest and penalty expense related to the unrecognized tax benefits of $11 million and $89 million as of December 31, 2012 and 2011, respectively.

The Company is subject to examination by U.S. federal, state, local and non-U.S. income authorities. The Company is currently under examination by the IRS for tax years 2009 through 2011. The IRS concluded its examination of tax years 2007 and 2008 on January 18, 2013. The Company has protested the final assessment, which is being combined with tax years 2005 and 2006 in IRS Appeals. The IRS also completed its examination of tax years 2005 and 2006, and 2006 of the former Jefferson-Pilot Corporation ("JP") and its subsidiaries during 2010. The Company believes a portion of the 2005 through 2008 assessments is inconsistent with current laws and is using the established IRS Appeals process to attempt to settle the remaining issues. The IRS also concluded its examination of non-consolidated returns for JP Life Insurance Company and JP Financial Insurance Company for the tax years ended April 1, 2007, and July 1, 2007, respectively, with agreement on all adjustments on January 18, 2013. The Company does not expect any adjustments that might result from those audits would be material to its consolidated results of operations or its financial condition.

8.  DAC, VOBA, DSI AND DFEL

Changes in DAC (in millions) were as follows:



                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ---------------------------------------
                                                                                         2012          2011           2010
                                                                                       ----------    -----------    ----------
Balance as of beginning-of-year                                                        $  5,887      $   6,029      $  7,310
    Cumulative effect from adoption of new accounting standards                               -              -        (1,483)
    Business acquired (sold) through reinsurance                                           (126)           184           (14)
    Deferrals                                                                             1,294          1,368         1,353
    Amortization, net of interest:
      Unlocking                                                                             (71)          (130)           93
      Amortization, excluding unlocking, net of interest                                   (760)          (666)         (654)
    Adjustment related to realized (gains) losses                                           (49)           (39)          (51)
    Adjustment related to unrealized (gains) losses                                        (145)          (859)         (525)
                                                                                       ----------    -----------    ----------
        Balance as of end-of-year                                                      $  6,030      $   5,887      $  6,029
                                                                                       ==========    ===========    ==========

Changes in VOBA (in millions) were as follows:


                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ---------------------------------------
                                                                                         2012          2011          2010
                                                                                       ----------    -----------   -----------
Balance as of beginning-of-year                                                        $  1,055      $   1,378     $   2,086
    Business acquired (sold) through reinsurance                                            (20)            12             -
    Deferrals                                                                                12             20            26
    Amortization:
      Unlocking                                                                             (23)           174           (48)
      Amortization, excluding unlocking                                                    (225)          (279)         (350)
    Accretion of interest(1)                                                                 73             78            89
    Adjustment related to realized (gains) losses                                             9             (6)           (7)
    Adjustment related to unrealized (gains) losses                                        (179)          (322)         (418)
                                                                                       ----------    -----------   -----------
        Balance as of end-of-year                                                      $    702      $   1,055     $   1,378
                                                                                       ==========    ===========   ===========

(1) The interest accrual rates utilized to calculate the accretion of interest ranged from 3.30% to 7.05%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2012, was as follows:



2013                         $      94
2014                                72
2015                                64
2016                                57
2017                                52

Changes in DSI (in millions) were as follows:

                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ---------------------------------------
                                                                                         2012          2011           2010
                                                                                       ----------    -----------    ----------
Balance as of beginning-of-year                                                        $    309      $     324      $    361
    Deferrals                                                                                39             39            66
    Amortization, net of interest:
      Unlocking                                                                              14             (2)           (3)
      Amortization, excluding unlocking, net of interest                                    (43)           (36)          (48)
    Adjustment related to realized (gains) losses                                            (5)            (3)          (11)
    Adjustment related to unrealized (gains) losses                                         (18)           (13)          (41)
                                                                                       ----------    -----------    ----------
        Balance as of end-of-year                                                      $    296      $     309      $    324
                                                                                       ==========    ===========    ==========

Changes in DFEL (in millions) were as follows:

                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ---------------------------------------
                                                                                         2012          2011           2010
                                                                                       ----------    -----------    ----------
Balance as of beginning-of-year                                                        $  1,360      $   1,472      $  1,273
    Business acquired (sold) through reinsurance                                            (44)            18            22
    Deferrals                                                                               348            544           546
    Amortization, net of interest:
      Unlocking                                                                             (69)            31            (1)
      Amortization, excluding unlocking, net of interest                                   (206)          (160)         (190)
    Adjustment related to realized (gains) losses                                            (5)            (8)           (4)
    Adjustment related to unrealized (gains) losses                                         (42)          (537)         (174)
                                                                                       ----------    -----------    ----------
        Balance as of end-of-year                                                      $  1,342      $   1,360      $  1,472
                                                                                       ==========    ===========    ==========

9.  REINSURANCE

The following summarizes reinsurance amounts (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss), excluding amounts attributable to the indemnity reinsurance transaction with Swiss Re:

                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ---------------------------------------
                                                                                         2012          2011           2010
                                                                                       ----------    -----------    ----------
Direct insurance premiums and fees                                                     $  7,096      $   6,735      $  6,338
Reinsurance assumed                                                                          18             21            22
Reinsurance ceded                                                                        (1,287)        (1,511)       (1,361)
                                                                                       ----------    -----------    ----------
    Total insurance premiums and fees                                                  $  5,827      $   5,245      $  4,999
                                                                                       ==========    ===========    ==========

Direct insurance benefits                                                              $  4,714      $   4,828      $  4,321
Reinsurance recoveries netted against benefits                                           (1,778)        (2,624)       (1,754)
                                                                                       ----------    -----------    ----------
    Total benefits                                                                     $  2,936      $   2,204      $  2,567
                                                                                       ==========    ===========    ==========


We cede insurance to other companies. The portion of risks exceeding our retention limit is reinsured with other insurers. We seek reinsurance coverage within the businesses that sell life insurance and annuities in order to limit our exposure to mortality losses and enhance our capital management. As discussed in Note 24, a portion of this reinsurance activity is with affiliated companies.

Under our reinsurance program, we reinsure approximately 30% to 35% of the mortality risk on newly issued non-term life insurance contracts and approximately 25% to 30% of total mortality risk including term insurance contracts. Our policy for this program is to retain no more than $20 million on a single insured life issued on fixed, VUL and term life insurance contracts. Portions of our deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks. As of December 31, 2012, the reserves associated with these reinsurance arrangements totaled $809 million. To cover products other than life insurance, we acquire other reinsurance coverages with retentions and limits.

We obtain reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our principal reinsurers. Our reinsurance operations were acquired by Swiss Re in December 2001, through a series of indemnity reinsurance transactions. Swiss Re represents our largest reinsurance exposure. Under the indemnity reinsurance agreements, Swiss Re reinsured certain of our liabilities and obligations. As we are not relieved of our legal liability to the ceding companies, the liabilities and obligations associated with the reinsured contracts remain on our Consolidated Balance Sheets with a corresponding reinsurance receivable from Swiss Re, which totaled $3.4 billion and $3.5 billion as of December 31, 2012 and 2011, respectively. Swiss Re has funded a trust, with a balance of $1.8 billion as of December 31, 2012, to support this business. In addition to various remedies that we would have in the event of a default by Swiss Re, we continue to hold assets in support of certain of the transferred reserves. These assets are reported within trading securities or mortgage loans on real estate on our Consolidated Balance Sheets. Our liabilities for funds withheld and embedded derivatives as of December 31, 2012, included $1.5 billion and $176 million, respectively, related to the business reinsured by Swiss Re.

We recorded the gain related to the indemnity reinsurance transactions on the business sold to Swiss Re as a deferred gain on business sold through reinsurance on our Consolidated Balance Sheets. The deferred gain is being amortized into income at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years from the date of sale.

During 2012, 2011 and 2010, we amortized $48 million, $49 million and $49 million, after-tax, respectively, of deferred gain on business sold through reinsurance.

10. GOODWILL AND SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:



                                                   FOR THE YEAR ENDED DECEMBER 31, 2012
                                          -------------------------------------------------------
                                          ACQUISITION    CUMULATIVE
                                            BALANCE      IMPAIRMENT
                                             AS OF          AS OF                      BALANCE
                                           BEGINNING-    BEGINNING-                   AS OF END-
                                            OF-YEAR        OF-YEAR      IMPAIRMENT     OF-YEAR
                                          ------------    -----------  -------------  -----------
Annuities                                  $   1,040      $    (600)   $       -      $     440
Retirement Plan Services                          20              -            -             20
Life Insurance                                 2,186           (647)           -          1,539
Group Protection                                 274              -            -            274
Other Operations - Media                         176           (176)           -              -
                                          ------------    -----------  -----------    -----------
    Total goodwill                         $   3,696      $  (1,423)   $       -      $   2,273
                                          ============    ===========  ===========    ===========

                                                   FOR THE YEAR ENDED DECEMBER 31, 2011
                                          -------------------------------------------------------
                                          ACQUISITION    CUMULATIVE
                                            BALANCE      IMPAIRMENT
                                             AS OF          AS OF                      BALANCE
                                           BEGINNING-    BEGINNING-                   AS OF END-
                                            OF-YEAR        OF-YEAR      IMPAIRMENT     OF-YEAR
                                          ------------    -----------  -------------  -----------
Annuities                                  $   1,040      $    (600)   $       -      $     440
Retirement Plan Services                          20              -            -             20
Life Insurance                                 2,186              -         (647)         1,539
Group Protection                                 274              -            -            274
Other Operations - Media                         176            (79)         (97)             -
                                          ------------    -----------  -------------  -----------
    Total goodwill                         $   3,696      $    (679)   $    (744)     $   2,273
                                          ============    ===========  =============  ===========

We perform a Step 1 goodwill impairment analysis on all of our reporting units at least annually on October 1. To determine the implied fair value for our reporting units, we utilize primarily a discounted cash flow valuation technique ("income approach"), although limited available market data is also considered. In determining the estimated fair value, we consider discounted cash flow calculations, the level of LNC's share price and assumptions that market participants would make in valuing the reporting unit. This analysis requires us to make judgments about revenues, earnings projections, capital market assumptions and discount rates.

As of October 1, 2012, our Annuities, Retirement Plan Services and Group Protection reporting units passed the Step 1 analysis, and although the carrying value of the net assets for Group Protection was within the estimated fair value range, we deemed it prudent to validate the carrying value of goodwill through a Step 2 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance reporting unit. Based upon our Step 2 analysis for Life Insurance and Group Protection, we determined that there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill.

As of October 1, 2011, our Annuities, Retirement Plan Services and Group Protection reporting units passed the Step 1 analysis, and although the carrying value of the net assets for Group Protection was within the estimated fair value range, we deemed it prudent to validate the carrying value of goodwill through a Step 2 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance and Media reporting units. Based upon our Step 2 analysis for Life Insurance, we recorded a goodwill impairment that was attributable primarily to marketplace dynamics and lower expectations associated with product changes that we have implemented or will implement shortly that we believe will have an unfavorable effect on our sales levels for a period of time. Based upon our Step 2 analysis for Group Protection, we determined that there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill. Based upon our Step 2 analysis for Media, we recorded a goodwill impairment that was primarily a result of the deterioration in operating environment and outlook for the business.

As of October 1, 2010, all of our reporting units passed the Step 1 analysis, and although the carrying value of the net assets was within the estimated fair value range for our Life Insurance reporting unit, we deemed it prudent to validate the carrying value of goodwill through a Step 2 analysis. In our Step 2 analysis of the Life Insurance reporting unit, we determined there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill.

The gross carrying amounts and accumulated amortization (in millions) for each major specifically identifiable intangible asset class by reportable segment were as follows:


                                                          AS OF DECEMBER 31, 2012      AS OF DECEMBER 31, 2011
                                                          -------------------------    -------------------------
                                                            GROSS                        GROSS
                                                           CARRYING     ACCUMULATED     CARRYING     ACCUMULATED
                                                            AMOUNT     AMORTIZATION      AMOUNT     AMORTIZATION
                                                          -----------  ------------    -----------  ------------
Life Insurance:
    Sales force                                           $     100    $       27      $     100      $     23
Retirement Plan Services:
    Mutual fund contract rights(1)                                5             -              2             -
Other Operations:
    FCC licenses(1)                                             129             -            118             -
    Other                                                         4             3              4             3
                                                          -----------  ------------    -----------  ------------
      Total                                               $     238    $       30      $     224      $     26
                                                          ===========  ============    ===========  ============

(1) No amortization recorded as the intangible asset has indefinite life.

Future estimated amortization of specifically identifiable intangible assets (in millions) as of December 31, 2012, was as follows:


2013                         $       4
2014                                 4
2015                                 4
2016                                 4
2017                                 4




11. GUARANTEED BENEFIT FEATURES

Information on the GDB features outstanding (dollars in millions) was as follows (our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive):


                                                             AS OF DECEMBER 31,
                                                          -------------------------
                                                            2012           2011
                                                          -----------  ------------
RETURN OF NET DEPOSITS
Total account value                                       $   63,478   $    54,004
Net amount at risk(1)                                            392         1,379
Average attained age of contract holders                    60 years      59 years
MINIMUM RETURN
Total account value                                       $      149   $       155
Net amount at risk(1)                                             37            48
Average attained age of contract holders                    73 years      72 years
Guaranteed minimum return                                        5 %           5 %
ANNIVERSARY CONTRACT VALUE
Total account value                                       $   23,019   $    21,648
Net amount at risk(1)                                          1,133         2,939
Average attained age of contract holders                    67 years      67 years


(1) Represents the amount of death benefit in excess of the account balance. The decrease in net amount at risk when comparing December 31, 2012, to December 31, 2011, was attributable primarily to the increase in equity markets during 2012.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following summarizes the balances of and changes in the liabilities for GDB (in millions), which were recorded in future contract benefits on our Consolidated Balance Sheets:


                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                          ---------------------------------------
                                                            2012          2011           2010
                                                          -----------   -----------    ----------

Balance as of beginning-of-year                           $      84     $      44      $     71
    Changes in reserves                                          64            93            57
    Benefits paid                                               (44)          (53)          (84)
                                                          -----------   -----------    ----------
      Balance as of end-of-year                           $     104     $      84      $     44
                                                          ===========   ===========    ==========

Account balances of variable annuity contracts with guarantees (in millions) were invested in separate account investment options as follows:


                                                             AS OF DECEMBER 31,
                                                          -------------------------
                                                            2012           2011
                                                          -----------    ----------
ASSET TYPE
Domestic equity                                           $  37,899      $ 34,286
International equity                                         14,850        13,095
Bonds                                                        21,174        17,735
Money market                                                  7,747         5,892
                                                          -----------    ----------
    Total                                                 $  81,670      $ 71,008
                                                          ===========    ==========

Percent of total variable annuity separate account
  values                                                       98 %          98 %


Future contract benefits also includes reserves for our products with secondary guarantees for our products sold through our Life Insurance segment. These UL and VUL products with secondary guarantees represented 38% of permanent life insurance in force as of December 31, 2012, and 29% of total sales for these products for the year ended December 31, 2012.

12.  SHORT-TERM AND LONG-TERM DEBT

Details underlying short-term and long-term debt (in millions) were as follows:


                                                                                                        AS OF DECEMBER 31,
                                                                                                     -------------------------
                                                                                                       2012           2011
                                                                                                     -----------    ----------
Short-Term Debt
  Short-term notes payable to LNC                                                                    $      28      $     10
  Current maturities of long-term debt                                                                       4             -
                                                                                                     -----------    ----------
    Total short-term debt                                                                            $      32      $     10
                                                                                                     ===========    ==========

Long-Term Debt, Excluding Current Portion
  2.75% note, due 2013                                                                               $       -      $      4
  LIBOR + 3 bps notes, due 2017                                                                            250           250
  LIBOR + 100 bps loan, due 2037                                                                           375           375
  LIBOR + 341 bps loan, due 2040                                                                             -           500
  Surplus notes due LNC:
    9.76% surplus note, due 2024                                                                            50            50
    6.56% surplus note, due 2028                                                                           500           500
    6.03% surplus note, due 2028                                                                           750           750
                                                                                                     -----------    ----------
      Total surplus notes                                                                                1,300         1,300
                                                                                                     -----------    ----------
        Total long-term debt                                                                         $   1,925      $  2,429
                                                                                                     ===========    ==========

Future principal payments due on long-term debt (in millions) as of December 31, 2012, were as follows:


2013                                                                                   $      4
2014                                                                                          -
2015                                                                                          -
2016                                                                                          -
2017                                                                                        250
Thereafter                                                                                1,675
                                                                                       ----------
    Total                                                                              $  1,929
                                                                                       ==========


On September 10, 2010, LNC issued a note of $4 million to LFM. This note calls for us to pay the principal amount of the note on or before September 10, 2013, and interest to be paid semiannually at an annual rate of 2.75%.

We have a $250 million floating-rate loan outstanding under our borrowing capacity with the Federal Home Loan Bank of Indianapolis due June 20, 2017.

We issued a surplus note for $50 million to LNC in 1994. The note calls for us to pay the principal amount of the note on or before September 30, 2024, and interest to be paid semiannually at an annual rate of 9.76%. Subject to approval by the Indiana Insurance Commissioner, we have the right to repay the note on any March 31 or September 30.

We issued a surplus note for $500 million to LNC in 1998. The note calls for us to pay the principal amount of the note on or before March 31, 2028, and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital as of the date of note issuance of $2.3 billion, and subject to approval by the Indiana Insurance Commissioner.

We issued a surplus note for $750 million to LNC in 1998. The note calls for us to pay the principal amount of the note on or before December 31, 2028, and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital surplus as of the date of note issuance of $2.4 billion, and subject to approval by the Indiana Insurance Commissioner.

On October 9, 2007, we issued a note of $375 million to LNC. This note calls for us to pay the principal amount of the note on or before October 9, 2037, and interest to be paid quarterly at an annual rate of LIBOR + 100 bps.

On July 1, 2010, we issued a note of $500 million to LNC. This note calls for us to pay the principal amount of the note on or before June 5, 2040, and interest to be paid annually at an annual rate of LIBOR + 341 bps. On July 1, 2012, we repaid all of our LIBOR + 341 bps note due 2040.

13. CONTINGENCIES AND COMMITMENTS

CONTINGENCIES

REGULATORY AND LITIGATION MATTERS

Regulatory bodies, such as state insurance departments, the SEC, Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, laws governing the activities of broker-dealers, registered investment advisors and unclaimed property laws.

LNL and its subsidiaries are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experiences of LNL in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2012. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LNL's financial condition.

For some matters, the Company is able to estimate a reasonably possible range of loss. For such matters in which a loss is probable, an accrual has been made. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. Accordingly, the estimate contained in this paragraph reflects two types of matters. For some matters included within this estimate, an accrual has been made, but there is a reasonable possibility that an exposure exists in excess of the amount accrued. In these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount. For other matters included within this estimation, no accrual has been made because a loss, while potentially estimable, is believed to be reasonably possible but not probable. In these cases, the estimate reflects the reasonably possible loss or range of loss. As of December 31, 2012, we estimate the aggregate range of reasonably possible losses, including amounts in excess of amounts accrued for these matters as of such date, to be up to approximately $200 million.

For other matters, we are not currently able to estimate the reasonably possible loss or range of loss. We are often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, we review relevant information with respect to litigation contingencies and update our accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

On June 13, 2009, a single named plaintiff filed a putative national class action in the Circuit Court of Allen County, Indiana, captioned Peter S. Bezich
v. LNL, No. 02C01-0906-PL73, asserting he was charged a cost-of-insurance fee that exceeded the applicable mortality charge, and that this fee breached the terms of the insurance contract. The parties are conducting fact discovery, and no class certification motion has yet been filed. We dispute the allegations and are vigorously defending this matter.

On July 23, 2012, LNL was added as a noteholder defendant to a putative class action adversary proceeding ("Adversary Proceeding") captioned LEHMAN BROTHERS SPECIAL FINANCING, INC. V.

BANK OF AMERICA, N.A. ET AL., Adv. Pro. No. 10-03547 (JMP) and instituted under IN RE LEHMAN BROTHERS HOLDINGS INC. in the United States Bankruptcy Court in the Southern District of New York. Plaintiff Lehman Brothers Special Financing Inc. ("LBSF") seeks to (i) overturn the application of certain priority of payment provisions in 47 collateralized debt obligation transactions on the basis such provisions are unenforceable under the Bankruptcy Code; and (ii) recover funds paid out to Noteholders in accordance with the Note agreements. The Adversary proceeding is stayed through July 20, 2013, and LNL's response is currently due to be filed on September 5, 2013.

We are currently being audited on behalf of multiple states' treasury and controllers' offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed contract benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and contract holders. In addition, we subsidiaries are the subject of multiple regulatory inquiries and examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in payments to beneficiaries, escheatment of funds deemed abandoned under state laws, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property.

COMMITMENTS

LEASES

We lease our home office properties. In 2006, we exercised the right and option to extend the Fort Wayne lease for two extended terms such that the lease shall expire in 2019. We retain our right and option to exercise the remaining four extended terms of five years each in accordance with the lease agreement. These agreements also provide us with the right of first refusal to purchase the properties at a price defined in the agreements and the option to purchase the leased properties at fair market value on the last day of any renewal period. In 2012, we exercised the right and option to extend the Hartford lease for one extended term such that the lease shall expire in 2018.

Total rental expense on operating leases for the years ended December 31, 2012, 2011 and 2010, was $37 million, $36 million and $40 million, respectively. Future minimum rental commitments (in millions) as of December 31, 2012, were as follows:



2013                         $      31
2014                                31
2015                                26
2016                                22
2017                                16

VULNERABILITY FROM CONCENTRATIONS

As of December 31, 2012, we did not have a concentration of: business transactions with a particular customer or lender; sources of supply of labor or services used in the business; or a market or geographic area in which business is conducted that makes us vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to our financial condition.

Although we do not have any significant concentration of customers, our American Legacy Variable Annuity ("ALVA") product offered in our Annuities segment is significant to this segment. The ALVA product accounted for 19%, 22% and 25% of Annuities' variable annuity product deposits in 2012, 2011 and 2010, respectively, and represented approximately 50%, 54% and 58% of the segment's total variable annuity product account values as of December 31, 2012, 2011 and 2010, respectively. In addition, fund choices for certain of our other variable annuity products offered in our Annuities segment include American Fund Insurance Series(SM) ("AFIS") funds. For the Annuities segment, AFIS funds accounted for 21%, 27% and 29% of variable annuity product deposits in 2012, 2011 and 2010, respectively, and represented 58%, 62% and 66% of the segment's total variable annuity product account values as of December 31, 2012, 2011 and 2010, respectively.

OTHER CONTINGENCY MATTERS

State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. We have accrued for expected assessments net of estimated future premium tax deductions of $32 million and $29 million as of December 31, 2012 and 2011, respectively.

14. SHARES AND STOCKHOLDER'S EQUITY

All authorized and issued shares of LNL are owned by LNC.


ACCUMULATED OCI

The following summarizes the components and changes in accumulated OCI (in millions):



                                                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                                                          -------------------------------------
                                                                                            2012          2011         2010
                                                                                          ----------    ----------    ---------
UNREALIZED GAIN (LOSS) ON AFS SECURITIES
Balance as of beginning-of-year                                                           $  2,805      $  1,119    $      36
    Cumulative effect from adoption of new accounting standards                                  -             -          183
    Unrealized holding gains (losses) arising during the year                                2,631         3,292        2,322
    Change in foreign currency exchange rate adjustment                                         14            (5)          (6)
    Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds      (1,233)         (798)      (1,038)
    Income tax benefit (expense)                                                              (459)         (890)        (461)
    Less:
      Reclassification adjustment for gains (losses) included in net income (loss)            (181)         (124)        (136)
      Associated amortization of DAC, VOBA, DSI and DFEL                                        (1)          (10)           8
      Income tax benefit (expense)                                                              64            47           45
                                                                                          ----------    ----------  -----------
      Balance as of end-of-year                                                           $  3,876      $  2,805    $   1,119
                                                                                          ==========    ==========  ===========
UNREALIZED OTTI ON AFS SECURITIES
Balance as of beginning-of-year                                                           $   (103)     $   (126)   $    (108)
(Increases) attributable to:
    Cumulative effect from adoption of new accounting standards                                  -             -           (5)
    Gross OTTI recognized in OCI during the year                                              (118)          (54)         (93)
    Change in DAC, VOBA, DSI and DFEL                                                           15            12           11
    Income tax benefit (expense)                                                                35            15           28
Decreases attributable to:
    Sales, maturities or other settlements of AFS securities                                   118            99           81
    Change in DAC, VOBA, DSI and DFEL                                                          (17)          (21)         (19)
    Income tax benefit (expense)                                                               (35)          (28)         (21)
                                                                                          ----------    ----------  -----------
      Balance as of end-of-year                                                           $   (105)     $   (103)   $    (126)
                                                                                          ==========    ==========  ===========
UNREALIZED GAIN (LOSS) ON DERIVATIVE INSTRUMENTS
Balance as of beginning-of-year                                                           $    132      $    (14)   $     (13)
    Cumulative effect from adoption of new accounting standards                                  -             -            3
    Unrealized holding gains (losses) arising during the year                                  (63)          204           (2)
    Change in foreign currency exchange rate adjustment                                        (12)            7            4
    Change in DAC, VOBA, DSI and DFEL                                                           14             1           (1)
    Income tax benefit (expense)                                                                20           (74)          (1)
    Less:
      Reclassification adjustment for gains (losses) included in net income (loss)             (18)          (13)           6
      Associated amortization of DAC, VOBA, DSI and DFEL                                         3             1            -
      Income tax benefit (expense)                                                               5             4           (2)
                                                                                          ----------    ----------  -----------
      Balance as of end-of-year                                                           $    101      $    132    $     (14)
                                                                                          ==========    ==========  ===========
FUNDED STATUS OF EMPLOYEE BENEFIT PLANS
Balance as of beginning-of-year                                                           $    (14)     $    (14)   $     (17)
    Adjustment arising during the year                                                           3             1            4
    Income tax benefit (expense)                                                                (1)           (1)          (1)
                                                                                          ----------    ----------  -----------
      Balance as of end-of-year                                                           $    (12)     $    (14)   $     (14)
                                                                                          ==========    ==========  ===========

15. REALIZED GAIN (LOSS)

Details underlying realized gain (loss) (in millions) reported on our Consolidated Statements of Comprehensive Income (Loss) were as follows:


                                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                                                 ---------------------------------------
                                                                                   2012          2011           2010
                                                                                 ----------    -----------    ----------
Total realized gain (loss) related to certain investments(1)                     $   (164)     $    (106)     $   (132)
Realized gain (loss) on the mark-to-market on certain instruments(2)                  138            (65)          (41)
Indexed annuity net derivative results:(3)
    Gross gain (loss)                                                                  16              2            34
    Associated amortization of DAC, VOBA, DSI and DFEL                                 (5)            (2)          (14)
Variable annuity net derivatives results:(4)
    Gross gain (loss)                                                                 (77)           (51)          (30)
    Associated amortization of DAC, VOBA, DSI and DFEL                                (31)           (28)          (55)
                                                                                 ----------    -----------    ----------
      Total realized gain (loss)                                                 $   (123)     $    (250)     $   (238)
                                                                                 ==========    ===========    ==========

(1) See "Realized Gain (Loss) Related to Certain Investments" section in Note 5.
(2) Represents changes in the fair values of certain derivative investments (including those associated with our consolidated VIEs), total return swaps (embedded derivatives that are theoretically included in our various modified coinsurance and coinsurance with funds withheld reinsurance arrangements that have contractual returns related to various assets and liabilities associated with these arrangements) and trading securities.
(3) Represents the net difference between the change in the fair value of the S&P 500 call options that we hold and the change in the fair value of the embedded derivative liabilities of our indexed annuity products along with changes in the fair value of embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products.
(4) Includes the net difference in the change in embedded derivative reserves of our GLB products and the change in the fair value of the derivative instruments we own to hedge GDB and GLB products, including the cost of purchasing the hedging instruments.

16. COMMISSIONS AND OTHER EXPENSES

Details underlying commissions and other expenses (in millions) were as follows:


                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ----------------------------------------
                                                                                         2012          2011           2010
                                                                                       -----------   -----------    -----------
Commissions                                                                            $   1,972     $   2,534      $   1,859
General and administrative expenses                                                        1,553         1,392          1,293
Expenses associated with reserve financing and unrelated LOCs                                 40            24             16
DAC and VOBA deferrals and interest, net of amortization                                    (300)         (565)          (509)
Broker-dealer expenses                                                                       243           236            212
Specifically identifiable intangible asset amortization                                        4             4              4
Media expenses                                                                                66            69             59
Taxes, licenses and fees                                                                     244           244            192
Merger-related expenses                                                                        -             -              9
Restructuring charges (recoveries)                                                            16             -             (1)
                                                                                       -----------   -----------    -----------
    Total                                                                              $   3,838     $   3,938      $   3,134
                                                                                       ===========   ===========    ===========

17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS

LNC and LNL maintain qualified funded defined benefit pension plans in which many of our employees and agents are participants. LNC and LNL also maintain non-qualified, unfunded defined benefit pension plans for certain employees and agents. In addition, for certain former employees, we have supplemental retirement plans that provide defined benefit pension benefits in excess of limits imposed by federal tax law. All of our defined benefit pension plans are frozen, and there are no new participants and no future accruals of benefits from the date of the freeze.


The eligibility requirements for each plan are described in each plan document and vary for each plan based on completion of a specified period of continuous service and date of hire, subject to age limitations. The frozen pension plan benefits are calculated either on a traditional final pay or cash balance formula. Those formulas are based upon years of credited service and eligible earnings as defined in each plan document. The traditional formula provides benefits stated in terms of a single life annuity payable at age 65. The cash balance formula provides benefits stated as a lump sum hypothetical account balance. That account balance equals the sum of the employee's accumulated annual benefit credits plus interest credits. Benefit credits, which are based on years of service and base salary plus bonus, ceased as of the date the plan was frozen. Interest credits continue until the participant's benefit is paid.

LNC and LNL also sponsor a voluntary employees' beneficiary association ("VEBA") trust that provides postretirement medical, dental and life insurance benefits to retired full-time employees and agents who, depending on the plan, have worked for us for at least 10 years and attained age 55 (age 60 for agents). VEBAs are a special type of tax-exempt trust used to provide benefits that are subject to preferential tax treatment under the Internal Revenue Code. Medical and dental benefits are available to spouses and other eligible dependents of retired employees and agents. Retirees may be required to contribute toward the cost of these benefits. Eligibility and the amount of required contribution for these benefits varies based upon a variety of factors including years of service and year of retirement.

OBLIGATIONS, FUNDED STATUS AND ASSUMPTIONS

Information (in millions) with respect to our benefit plans' assets and obligations was as follows:


                                                 AS OF OR FOR THE YEARS ENDED DECEMBER 31,
                                           ------------------------------------------------------
                                             2012           2011          2012           2011
                                           -----------    ----------    -----------    ----------
                                                                                 OTHER
                                               PENSION BENEFITS         POSTRETIREMENT BENEFITS
                                           -------------------------    -------------------------
CHANGE IN PLAN ASSETS
Fair value as of beginning-of-year         $     137     $     128      $       5    $        5
Actual return on plan assets                      17            17              -             -
Company and participant contributions              -             -              4             4
Benefits paid                                     (9)           (8)            (4)           (4)
                                           -----------   -----------    -----------  ------------
    Fair value as of end-of-year                 145           137              5             5
                                           -----------   -----------    -----------  ------------

CHANGE IN BENEFIT OBLIGATION
Balance as of beginning-of-year                  121           116             21            21
Interest cost                                      5             6              1             1
Company and participant contributions              -             -              1             1
Actuarial (gains) losses                           9             7             (2)            1
Benefits paid                                     (9)           (8)            (4)           (3)
                                           -----------   -----------    -----------  ------------
    Balance as of end-of-year                    126           121             17            21
                                           -----------   -----------    -----------  ------------
      Funded status of the plans           $      19     $      16      $     (12)   $      (16)
                                           ===========   ===========    ===========  ============

AMOUNTS RECOGNIZED ON THE
    CONSOLIDATED BALANCE SHEETS
Other assets                               $      21     $      18      $       -    $        -
Other liabilities                                 (2)           (2)           (12)          (16)
                                           -----------   -----------    -----------  ------------
    Net amount recognized                  $      19     $      16      $     (12)   $      (16)
                                           ===========   ===========    ===========  ============

AMOUNTS RECOGNIZED IN
    ACCUMULATED OCI, NET OF TAX
Net (gain) loss                            $      13      $     14      $      (1)   $        -
Prior service credit                               -             -              -             -
                                           -----------   -----------    -----------  ------------
    Net amount recognized                  $      13      $     14      $      (1)   $        -
                                           ===========   ===========    ===========  ============

RATE OF INCREASE IN COMPENSATION
Retiree Life Insurance Plan                     N/A            N/A          4.00 %       4.00 %
All other plans                                 N/A            N/A             N/A          N/A

WEIGHTED-AVERAGE ASSUMPTIONS
Benefit obligations:
    Weighted-average discount rate           3.93 %         4.25 %          4.03 %       4.25 %
    Expected return on plan assets           6.50 %         8.00 %          6.50 %       6.50 %
Net periodic benefit cost:
    Weighted-average discount rate           4.25 %         5.25 %          4.25 %       5.00 %
    Expected return on plan assets           6.50 %         8.00 %          6.50 %       6.50 %

Consistent with our benefit plans' year end, we use December 31 as the measurement date.

The discount rate was determined based on a corporate yield curve as of December 31, 2012, and projected benefit obligation cash flows for the pension plans. We reevaluate this assumption each plan year. For 2013, our discount rate for the pension plans will be 3.93%.

The expected return on plan assets was determined based on historical and expected future returns of the various asset categories, using the plans' target allocation. We reevaluate this assumption each plan year. For 2013, our expected return on plan assets is 6.50% for the plans.

The calculation of the accumulated other postretirement benefit obligation assumes a weighted-average annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) as follows:


                                                                       AS OF OR FOR THE
                                                                    YEARS ENDED DECEMBER 31,
                                                            ----------- -- ---------- -- -----------
                                                              2012           2011          2010
                                                            -----------    ----------    -----------
Pre-65 health care cost trend rate                            8.00 %         8.50 %        9.50 %
Post-65 health care cost trend rate                           8.00 %         8.50 %        9.50 %
Ultimate trend rate                                           4.50 %         4.50 %        5.00 %
Year that the rate reaches the ultimate trend rate             2020           2021          2020


We expect the health care cost trend rate for 2013 to be 8.00% for both the pre-65 and the post-65 population. A one-percentage point increase in assumed health care cost trend rates would have increased the accumulated postretirement benefit obligation by less than $1 million and total service and interest cost components by less than $1 million. A one-percentage point decrease in assumed health care cost trend rates would have decreased the accumulated postretirement benefit obligation by less than $1 million and total service and interest cost components by less than $1 million.

Information for our pension plans with an accumulated benefit obligation in excess of plan assets (in millions) was as follows:

                                              AS OF DECEMBER 31,
                                           --------------------------
                                             2012           2011
                                           -----------    -----------
Accumulated benefit obligation             $       2      $       2
Projected benefit obligation                       2              2
Fair value of plan assets                          -              -

COMPONENTS OF NET PERIODIC BENEFIT COST

The components of net periodic benefit cost for our pension plans' and other postretirement plans' expense (recovery) (in millions) were as follows:

                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                           -----------------------------------------------------------------------------------
                                                      PENSION BENEFITS                     OTHER POSTRETIREMENT BENEFITS
                                           ----------------------------------------    ---------------------------------------
                                             2012           2011          2010           2012          2011           2010
                                           -----------    ----------    -----------    ----------    -----------    ----------
Interest cost                              $       5      $      6      $       7      $      1      $       1      $      1
Expected return on plan assets                    (9)          (10)            (9)            -              -             -
Recognized net actuarial loss (gain)               1             2              2             -              -             -
                                           -----------    ----------    -----------    ----------    -----------    ----------
    Net periodic benefit expense           $      (3)     $     (2)     $       -      $      1      $       1      $      1
    (recovery)                             ===========    ==========    ===========    ==========    ===========    ==========


We expect our 2013 pension plans' income to be approximately $3 million.

For 2013, the estimated amount of amortization from accumulated OCI into net periodic benefit expense related to net actuarial loss or gain is expected to be a $1 million loss for our pension plans and a less than $1 million gain for our other postretirement plans.

PLAN ASSETS

Our pension plans' asset target allocations by asset category based on estimated fair values were as follows:


                                             2012           2011
                                           -----------    -----------
Fixed maturity securities                       80 %        80 %
Common stock:
    Domestic equity                             14 %        14 %
    International equity                         6 %         6 %




The investment objectives for the assets related to our pension plans are to:

o Maintain sufficient liquidity to pay obligations of the plans as they come due;
o Minimize the effect of a single investment loss and large losses to the plans through prudent risk/reward diversification consistent with sound fiduciary standards;
o  Maintain an appropriate asset allocation policy;
o Earn a return commensurate with the level of risk assumed through the asset allocation policy; and
o  Control costs of administering and managing the plans' investment operations.

Investments can be made in various asset classes and styles, including, but not limited to: domestic and international equity, fixed income securities, derivatives and other asset classes the investment managers deem prudent. Our plans follow a strategic asset allocation policy that strives to systemically increase the percentage of assets in liability-matching fixed income investments as funding levels increase.

We currently target asset weightings as follows: domestic equity allocations (14%) are split into large cap (10%), small cap (2%) and hedge funds (2%). Fixed maturity securities represent core fixed income investments. The performance of the pension trust assets is monitored on a quarterly basis relative to the plans' objectives.

Our qualified pension plans' assets have been combined into a master retirement trust where a variety of qualified managers, including manager of managers, are expected to have returns that exceed the median of similar funds over three-year periods, above an appropriate index over five-year periods and meet real return standards over ten-year periods. Managers are monitored for adherence to approved investment policy guidelines and managers not meeting these criteria are subject to additional due diligence review, corrective action or possible termination.

FAIR VALUE OF PLAN ASSETS

See "Fair Value Measurement" in Note 1 for discussion of how we categorize our pension plans' assets into the three-level fair value hierarchy. See "Financial Instruments Carried at Fair Value" in Note 21 for a summary of our fair value measurements of our pension plans' assets by the three-level fair value hierarchy.

The following summarizes our fair value measurements of benefit plans' assets (in millions) on a recurring basis by asset category:



                                                            AS OF DECEMBER 31,
                                           ------------------------------------------------------
                                              2012          2011           2012          2011
                                           -----------    -----------   -----------    ----------
                                                                                 OTHER
                                                 PENSION PLANS          POSTRETIREMENT BENEFITS
                                           --------------------------   -------------------------
Fixed maturity securities:
    Corporate bonds                        $      48      $      53     $       -      $      -
    U.S. government bonds                         26             16             -             -
    Foreign government bonds                       2              3             -             -
    RMBS                                           -              -             -             -
    CMBS                                           -              1             -             -
    CDOs                                           -              -             -             -
Common stock                                      66             61             -             -
Cash and invested cash                             3              3             5             5
                                           -----------    -----------   -----------    ----------
        Total                              $     145      $     137     $       5      $      5
                                           ===========    ===========   ===========    ==========

VALUATION METHODOLOGIES AND ASSOCIATED INPUTS FOR PENSION PLANS' ASSETS

The fair value measurements of our pension plans' assets are based on assumptions used by market participants in pricing the security. The most appropriate valuation methodology is selected based on the specific characteristics of the security, and the valuation methodology is consistently applied to measure the security's fair value. The fair value measurement is based on a market approach, which utilizes prices and other relevant information generated by market transactions involving identical or comparable securities. Sources of inputs to the market approach include third-party pricing services, independent broker quotations or pricing matrices. Both observable and unobservable inputs are used in the valuation methodologies. Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. In addition, market indicators, industry and economic events are monitored and further market data is acquired if certain triggers are met. For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable. For broker-quoted only securities, quotes from market makers or broker-dealers are obtained from sources recognized to be market participants. In order to validate the pricing information and broker-dealer quotes, procedures are employed, where possible, that include comparisons with similar observable positions, comparisons with subsequent sales, discussions with brokers and observations of general market movements for those security classes. For those securities trading in less liquid or illiquid markets with limited or no pricing information, unobservable inputs are used in order to measure the fair value of these securities. In cases where this information is not available, such as for privately placed securities, fair value is estimated using an internal pricing matrix. This matrix relies on judgment concerning the discount rate used in calculating expected future cash flows, credit quality, industry sector performance and expected maturity.

Prices received from third parties are not adjusted; however, the third-party pricing services' valuation methodologies and related inputs are evaluated and additional evaluation is performed to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to the valuation methodologies are based on general standard inputs. The standard inputs used in order of priority are benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all securities on any given day.

Cash and invested cash is carried at cost, which approximates fair value. This category includes highly liquid debt instruments purchased with a maturity of three months or less. Due to the nature of these assets, we believe these assets should be classified as Level 2.

PLAN CASH FLOWS

It is our practice to make contributions to the qualified pension plans to comply with minimum funding requirements of the Employee Retirement Income Security Act of 1974, as amended and with guidance issued there under. In accordance with such practice, no contributions were required for the years ended December 31, 2012 or 2011. Based on our calculations, we do not expect to be required to make any contributions to our qualified pension plans in 2013 under applicable pension law.

For our nonqualified pension plans, we fund the benefits as they become due to retirees. The amount expected to be contributed to the nonqualified pension plans during 2013 is less than $1 million.

We expect the following benefit payments (in millions):


                                             DEFINED          OTHER
                                             BENEFIT          POST-
                                             PENSION        RETIREMENT
                                              PLANS           PLANS
                                           -------------    ----------
2013                                       $        10    $        2
2014                                                10             2
2015                                                10             2
2016                                                 9             1
2017                                                 9             1
Following five years thereafter                     41             6

18. DEFINED CONTRIBUTION AND DEFERRED COMPENSATION PLANS

DEFINED CONTRIBUTION PLANS

LNC and we sponsor defined contribution plans, which include money purchase plans, for eligible employees and agents. LNC and we make contributions and matching contributions to each of the active plans in accordance with the plan documents and various limitations under Section 401(a) of the Internal Revenue Code of 1986, as amended. For the years ended December 31, 2012, 2011 and 2010, expenses (income) for these plans were $68 million, $65 million and $60 million, respectively.

DEFERRED COMPENSATION PLANS

LNC and we sponsor six separate non-qualified, unfunded, deferred compensation plans for employees, agents and non-employee directors.

The results for certain investment options within the plans are hedged by total return swaps. Participants' account values change due primarily to investment earnings driven by market fluctuations. Our expenses increase or decrease in direct proportion to the change in market value of the participants' investment options. Participants are able to select our stock as an investment option; however, it is not hedged by the total return swaps and is a primary source of expense volatility related to these plans. For further discussion of total return swaps related to our deferred compensation plans, see Note 6.

Information (in millions) with respect to these plans was as follows:


                                                                                          AS OF DECEMBER 31,
                                                                                       -------------------------
                                                                                         2012          2011
                                                                                       -----------   -----------
Total liabilities(1)                                                                   $     335     $     304
Investments held to fund liabilities(2)                                                      146           133


(1) Reported in other liabilities on our Consolidated Balance Sheets.
(2) Reported in other assets on our Consolidated Balance Sheets.


DEFERRED COMPENSATION PLAN FOR EMPLOYEES

Participants may elect to defer a portion of their compensation as defined by the plan. Participants may select from prescribed "phantom" investment options that are used as measures for calculating the returns that are notionally credited to their accounts. Under the terms of the plan, we agree to pay out amounts based upon the aggregate performance of the investment measures selected by the participants. We make matching contributions based upon amounts placed into the plan by individuals after participants have exceeded applicable limits of the Internal Revenue Code. The amounts of our contributions are calculated in accordance with the plan document. Expenses (income) (in millions) for this plan were as follows:


                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ----------------------------------------
                                                                                         2012          2011           2010
                                                                                       -----------   -----------    -----------
Employer matching contributions                                                        $       7     $       6      $       6
Increase (decrease) in measurement of liabilities, net of total return swap                   11             1              1
                                                                                       -----------   -----------    -----------
    Total plan expenses (income)                                                       $      18     $       7      $       7
                                                                                       ===========   ===========    ===========

DEFERRED COMPENSATION PLANS FOR AGENTS

We sponsor three deferred compensation plans for certain eligible agents. Participants may elect to defer a portion of their compensation as defined by the respective plan. Participants may select from prescribed "phantom" investment options that are used as measures for calculating the returns that are notionally credited to their accounts. Under the terms of these plans, we agree to pay out amounts based upon the aggregate performance of the investment measures selected by the participants. We make matching contributions based upon amounts placed into the plans by individuals after participants have exceeded applicable limits of the Internal Revenue Code. The amounts of our contributions are calculated in accordance with the plans' documents. Expenses (income) (in millions) for these plans were as follows:


                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ----------------------------------------
                                                                                         2012          2011           2010
                                                                                       -----------   -----------    -----------
Employer matching contributions                                                        $       1     $       1      $       3
Increase (decrease) in measurement of liabilities, net of total return swap                    5             -              3
                                                                                       -----------   -----------    -----------
    Total plan expenses (income)                                                       $       6     $       1      $       6
                                                                                       ===========   ===========    ===========

DEFERRED COMPENSATION PLAN FOR NON-EMPLOYEE DIRECTORS

Non-employee directors may defer a portion of their annual retainers, and we credit deferred stock units annually to their accounts. The prescribed "phantom" investment options are identical to those offered in the employees' deferred compensation plan. For the years ended December 31, 2012, 2011 and 2010, expenses (income) for this plan were $2 million, less than ($1) million and $2 million, respectively.

DEFERRED COMPENSATION PLAN FOR FORMER JP AGENTS

Eligible former agents of Jefferson-Pilot Corporation may participate in this deferred compensation plan. Participants may elect to defer commissions and bonuses and specify where this deferred compensation will be invested in selected notional mutual funds. Participants may not receive the returns on these funds until attaining a specified age or in the event of a significant lifestyle change. The funded amount is rebalanced to match the funds that have been elected under the deferred compensation plan. The plan obligation increases with contributions, deferrals and investment gains, and decreases with withdrawals and investment losses. The plan assets increase with investment gains and decrease with investment losses and payouts of benefits. For the years ended December 31, 2012, 2011 and 2010, expenses (income) for this plan were $3 million, $4 million and $2 million, respectively.

19. STOCK-BASED INCENTIVE COMPENSATION PLANS

Our employees and agents are included in LNC's various incentive plans that provide for the issuance of stock options, performance shares
(performance-vested shares as opposed to time-vested shares), SARs, restricted stock units and restricted stock awards ("nonvested stock"). LNC issues new shares to satisfy option exercises.

Total compensation expense (in millions) for all of our stock-based incentive compensation plans was as follows:


                                              FOR THE YEARS ENDED DECEMBER 31,
                                           ----------------------------------------
                                             2012           2011          2010
                                           -----------    -----------   -----------
Stock options                              $       8      $       8     $       5
Performance shares                                 5              2            (1)
SARs                                               1              -             -
RSUs and nonvested stock                          17             12            11
                                           -----------    -----------   -----------
    Total                                  $      31      $      22     $      15
                                           ===========    ===========   ===========

Recognized tax benefit                     $      11      $       8     $       5
                                           ===========    ===========   ===========

20.  STATUTORY INFORMATION AND RESTRICTIONS

We prepare financial statements in accordance with statutory accounting principles ("SAP") prescribed or permitted by the insurance departments of our states of domicile, which may vary materially from GAAP. Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules. Permitted SAP encompasses all accounting practices not so prescribed. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our states of domicile. Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Statutory capital and surplus, net gain (loss) from operations, after-tax, net income (loss) and dividends to LNC amounts (in millions) below consists of all or a combination of the following entities: LNL, Lincoln Reinsurance Company of South Carolina, Lincoln Reinsurance Company of South Carolina II, Lincoln Life & Annuity Company of New York ("LLANY"), Lincoln Reinsurance Company of Vermont I, Lincoln Reinsurance Company of Vermont II, Lincoln Reinsurance Company of Vermont III and Lincoln Reinsurance Company of Vermont IV.


                                                                            AS OF DECEMBER 31,
                                                                         -------------------------
                                                                           2012          2011
                                                                         ----------    -----------
Capital and surplus                                                      $    6,457    $   7,054

                                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                                         ---------------------------------------
                                                                           2012          2011          2010
                                                                         ----------    -----------   -----------
Net gain (loss) from operations, after-tax                               $    649      $     291     $     553
Net income (loss)                                                             600            104           430
Dividends to LNC                                                              605            800           684


The increase in statutory net income (loss) for the year ended December 31, 2012, from that of 2011, was primarily due to a decrease in realized losses in invested assets, an increase in favorable tax items over prior year and favorable reserve development in variable annuities due to improvements in the equity market and less volatility in the forward interest rates.

The decrease in statutory net income (loss) for the year ended December 31, 2011, from that of 2010, was primarily due to increased realized losses in invested assets, an increase in reserves on UL secondary guarantee products and prior year favorable tax items that did not repeat in 2011.

Our states of domicile, Indiana for LNL and New York for LLANY, have adopted certain prescribed accounting practices that differ from those found in NAIC SAP. These prescribed practices are the use of continuous Commissioners Annuity Reserve Valuation Method ("CARVM") in the calculation of reserves as prescribed by the state of New York, the calculation of reserves on universal life policies based on the Indiana universal life method as prescribed by the state of Indiana for policies issued before January 1, 2006 and the use of a more conservative valuation interest rate on certain annuities prescribed by the states of Indiana and New York. The Vermont insurance subsidiaries also have an accounting practice permitted by the state of Vermont that differs from that found in NAIC SAP. Specifically, it is accounting for the lesser of the face amount of all amounts outstanding under an LOC and the value of the Valuation of Life Insurance Policies Model Regulation ("XXX") additional statutory reserves as an admitted asset and a form of surplus as of December 31, 2012 and 2011.

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed and permitted practices (in millions) were as follows:


                                                                            AS OF DECEMBER 31,
                                                                         -------------------------
                                                                           2012          2011
                                                                         ----------    -----------
Calculation of reserves using the Indiana universal life method          $    249      $     270
Calculation of reserves using continuous CARVM                                 (2)            (2)
Conservative valuation rate on certain annuities                              (26)           (20)
Lesser of LOC and XXX additional reserve as surplus                         2,483          1,731

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to the holding company. Under Indiana laws and regulations, LNL may pay dividends to LNC without prior approval of the Indiana Insurance Commissioner (the "Commissioner"), only from unassigned surplus and must receive prior approval of the Commissioner to pay a dividend if such dividend, along with all other dividends paid within the preceding 12 consecutive months, would exceed the statutory limitation. The current statutory limitation is the greater of 10% of the insurer's contract holders' surplus, as shown on its last annual statement on file with the Commissioner or the insurer's statutory net gain from operations for the previous 12 months, but in no event to exceed statutory unassigned surplus. Indiana law gives the Commissioner broad discretion to disapprove requests for dividends in excess of these limits. We expect that we could pay dividends of approximately $643 million in 2013 without prior approval from the respective state commissioner.

All payments of principal and interest on the surplus notes must be approved by the respective Commissioner of Insurance.

21. FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:


                                                                        AS OF DECEMBER 31, 2012      AS OF DECEMBER 31, 2011
                                                                        -------------------------    -------------------------
                                                                         CARRYING        FAIR         CARRYING        FAIR
                                                                          VALUE          VALUE         VALUE          VALUE
                                                                        -----------    ----------    -----------    ----------
ASSETS
AFS securities:
    Fixed maturity securities                                           $  80,254      $ 80,254      $  73,607      $ 73,607
    VIEs' fixed maturity securities                                           708           708            700           700
    Equity securities                                                         157           157            139           139
Trading securities                                                          2,437         2,437          2,538         2,538
Mortgage loans on real estate                                               6,792         7,446          6,589         7,233
Derivative investments                                                      2,263         2,263          2,846         2,846
Other investments                                                           1,089         1,089          1,059         1,059
Cash and invested cash                                                      3,278         3,278          3,844         3,844
Separate account assets                                                    95,373        95,373         83,477        83,477

LIABILITIES
Future contract benefits:
    Indexed annuity contracts embedded derivatives                           (732)         (732)          (399)         (399)
    GLB reserves embedded derivatives                                        (909)         (909)        (2,217)       (2,217)
Other contract holder funds:
    Remaining guaranteed interest and similar contracts                      (867)         (867)        (1,114)       (1,114)
    Account values of certain investment contracts                        (28,480)      (32,620)       (27,403)      (30,739)
Short-term debt                                                               (32)          (32)           (10)          (10)
Long-term debt                                                             (1,925)       (1,972)        (2,429)       (2,466)
Reinsurance related embedded derivatives                                     (184)         (184)           (12)          (12)
VIEs' liabilities - derivative instruments                                   (128)         (128)          (291)         (291)
Other liabilities:
    Credit default swaps                                                      (11)          (11)           (16)          (16)

BENEFIT PLANS' ASSETS(1)                                                      150           150            142           142


(1) Included in the funded statuses of the benefit plans, which is reported in other liabilities on our Consolidated Balance Sheets. Refer to Note 17 for additional detail.

VALUATION METHODOLOGIES AND ASSOCIATED INPUTS FOR FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Consolidated Balance Sheets. Considerable judgment is required to develop these assumptions used to measure fair value. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

MORTGAGE LOANS ON REAL ESTATE

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record. The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's market price or the fair value of the collateral if the loan is collateral dependent. The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.


OTHER INVESTMENTS

The carrying value of our assets classified as other investments approximates fair value. Other investments include LPs and other privately held investments that are accounted for using the equity method of accounting and the carrying value is based on our proportional share of the net assets of the LPs. The inputs used to measure the fair value of our other investments are classified as Level 3 within the fair value hierarchy.

OTHER CONTRACT HOLDER FUNDS

Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts. The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued. As of December 31, 2012 and 2011, the remaining guaranteed interest and similar contracts carrying value approximated fair value. The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date. The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

SHORT-TERM AND LONG-TERM DEBT

The fair value of long-term debt is based on quoted market prices. For short-term debt, excluding current maturities of long-term debt, the carrying value approximates fair value. The inputs used to measure the fair value of our short-term and long-term debt are classified as Level 2 within the fair value hierarchy.

FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2012 or 2011, and we noted no changes in our valuation methodologies between these periods.

The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:


                                                                                      AS OF DECEMBER 31, 2012
                                                                      --------------------------------------------------------
                                                                         QUOTED
                                                                         PRICES
                                                                       IN ACTIVE
                                                                      MARKETS FOR     SIGNIFICANT   SIGNIFICANT
                                                                       IDENTICAL     OBSERVABLE    UNOBSERVABLE      TOTAL
                                                                         ASSETS        INPUTS         INPUTS          FAIR
                                                                       (LEVEL 1)      (LEVEL 2)     (LEVEL 3)        VALUE
                                                                      ------------   ------------  -------------   -----------
ASSETS
Investments:
    Fixed maturity AFS securities:
      Corporate bonds                                                  $      65      $ 64,654      $   2,065      $  66,784
      U.S. government bonds                                                  362            30              1            393
      Foreign government bonds                                                 -           594             46            640
      RMBS                                                                     -         5,880              3          5,883
      CMBS                                                                     -           928             27            955
      CDOs                                                                     -            26            154            180
      State and municipal bonds                                                -         4,211             32          4,243
      Hybrid and redeemable preferred securities                              30         1,030            116          1,176
    VIEs' fixed maturity securities                                          110           598              -            708
    Equity AFS securities                                                     44            26             87            157
    Trading securities                                                         2         2,379             56          2,437
    Derivative investments                                                     -           347          1,916          2,263
Cash and invested cash                                                         -         3,278              -          3,278
Separate account assets                                                    1,519        93,854              -         95,373
                                                                      ------------   ------------  -------------   -----------
        Total assets                                                   $   2,132      $177,835      $   4,503      $  184,470
                                                                      ============   ============  =============   ===========

LIABILITIES
Future contract benefits:
    Indexed annuity contracts embedded derivatives                     $       -      $      -      $    (732)     $    (732)
    GLB reserves embedded derivatives                                          -             -           (909)          (909)
Reinsurance related embedded derivatives                                       -          (184)             -           (184)
VIEs' liabilities - derivative instruments                                     -             -           (128)          (128)
Other liabilities:
    Credit default swaps                                                       -             -            (11)           (11)
                                                                      ------------   ------------  -------------   -----------
        Total liabilities                                              $       -      $   (184)     $  (1,780)     $  (1,964)
                                                                      ============   ============  =============   ===========

BENEFIT PLANS' ASSETS                                                  $      16      $    134      $       -      $     150
                                                                      ============   ============  =============   ===========


                                                                                      AS OF DECEMBER 31, 2011
                                                                     ---------------------------------------------------------
                                                                         QUOTED
                                                                         PRICES
                                                                       IN ACTIVE
                                                                      MARKETS FOR     SIGNIFICANT   SIGNIFICANT
                                                                       IDENTICAL     OBSERVABLE    UNOBSERVABLE      TOTAL
                                                                         ASSETS        INPUTS         INPUTS          FAIR
                                                                       (LEVEL 1)      (LEVEL 2)     (LEVEL 3)        VALUE
                                                                     -------------   ------------  -------------   -----------
ASSETS
Investments:
    Fixed maturity AFS securities:
      Corporate bonds                                                  $      61     $  55,603      $   2,423      $  58,087
      U.S. government bonds                                                  426            18              1            445
      Foreign government bonds                                                 -           621             97            718
      RMBS                                                                     -         7,506            158          7,664
      CMBS                                                                     -         1,498             31          1,529
      CDOs                                                                     -             -            101            101
      State and municipal bonds                                                -         3,943              -          3,943
      Hybrid and redeemable preferred securities                              15         1,006             99          1,120
    VIEs' fixed maturity securities                                          108           592              -            700
    Equity AFS securities                                                     37            46             56            139
    Trading securities                                                         2         2,469             67          2,538
    Derivative investments                                                     -           362          2,484          2,846
Cash and invested cash                                                         -         3,844              -          3,844
Separate account assets                                                    1,582        81,895              -         83,477
                                                                     -------------   ------------  -------------   -----------
        Total assets                                                   $   2,231     $ 159,403      $   5,517      $ 167,151
                                                                     =============   ============  =============   ===========

LIABILITIES
Future contract benefits:
    Indexed annuity contracts embedded derivatives                     $       -     $       -      $    (399)     $    (399)
    GLB reserves embedded derivatives                                          -             -         (2,217)        (2,217)
Reinsurance related embedded derivatives                                       -           (12)             -            (12)
VIEs' liabilities - derivative instruments                                     -             -           (291)          (291)
Other liabilities:
    Credit default swaps                                                       -             -            (16)           (16)
                                                                     -------------   ------------  -------------   -----------
        Total liabilities                                              $       -     $     (12)     $  (2,923)     $  (2,935)
                                                                     =============   ============  =============   ===========
BENEFIT PLANS' ASSETS                                                  $      14     $     128      $       -      $     142
                                                                     =============   ============  =============   ===========

The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy. This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL. The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.


                                                                  FOR THE YEAR ENDED DECEMBER 31, 2012
                                           ------------------------------------------------------------------------------------
                                                                                      PURCHASES,
                                                                          GAINS       ISSUANCES,     TRANSFERS
                                                            ITEMS        (LOSSES)       SALES,         IN OR
                                                          INCLUDED          IN        MATURITIES,       OUT
                                           BEGINNING         IN            OCI       SETTLEMENTS,        OF           ENDING
                                              FAIR           NET           AND          CALLS,        LEVEL 3,         FAIR
                                             VALUE         INCOME        OTHER(1)         NET          NET(2)         VALUE
                                           -----------    ----------    -----------  ------------    -----------    -----------
Investments:(3)
    Fixed maturity AFS securities:
      Corporate bonds                      $   2,423      $    (25)     $      35      $    274      $    (642)     $   2,065
      U.S. government bonds                        1             -              -             -              -              1
      Foreign government bonds                    97             -              -            (5)           (46)            46
      RMBS                                       158            (3)             3            (8)          (147)             3
      CMBS                                        31           (11)            16           (11)             2             27
      CDOs                                       101            (2)             8            61            (14)           154
      State and municipal bonds                    -             -              -            32              -             32
      Hybrid and redeemable
        preferred securities                      99            (1)            23             -             (5)           116
    Equity AFS securities                         56            (8)            13            26              -             87
    Trading securities                            67             3              4            (2)           (16)            56
    Derivative investments                     2,484          (823)            73           182              -          1,916
Future contract benefits:(4)
    Indexed annuity contracts embedded
      derivatives                               (399)         (136)             -          (197)             -           (732)
    GLB reserves embedded derivatives         (2,217)        1,308              -             -              -           (909)
VIEs' liabilities - derivative
    instruments(5)                              (291)          163              -             -              -           (128)
Other liabilities:
    Credit default swaps(6)                      (16)            5              -             -              -            (11)
                                           -----------    ----------    -----------  ------------    -----------    -----------
          Total, net                       $   2,594      $    470      $     175      $    352      $    (868)     $   2,723
                                           ===========    ==========    ===========  ============    ===========    ===========


                                                                  FOR THE YEAR ENDED DECEMBER 31, 2011
                                           ------------------------------------------------------------------------------------
                                                                                      PURCHASES,
                                                                          GAINS       ISSUANCES,     TRANSFERS
                                                            ITEMS        (LOSSES)       SALES,         IN OR
                                                          INCLUDED          IN        MATURITIES,       OUT
                                           BEGINNING         IN            OCI       SETTLEMENTS,        OF           ENDING
                                              FAIR           NET           AND          CALLS,        LEVEL 3,         FAIR
                                             VALUE         INCOME        OTHER(1)         NET          NET(2)         VALUE
                                           -----------    ----------    -----------  ------------    -----------    -----------
Investments:(3)
    Fixed maturity AFS securities:
      Corporate bonds                      $   2,353      $      3      $      42      $   (134)     $     159      $   2,423
      U.S. government bonds                        2             -              -            (1)             -              1
      Foreign government bonds                   113             -              4            (3)           (17)            97
      RMBS                                       119            (3)             6            36              -            158
      CMBS                                       102           (62)            61           (74)             4             31
      CDOs                                       171            19            (17)          (72)             -            101
      Hybrid and redeemable
        preferred securities                     114            (1)            (5)           (7)            (2)            99
    Equity AFS securities                         91             8            (12)            3            (34)            56
    Trading securities                            74             3              1            (7)            (4)            67
    Derivative investments                     1,494           495            383           112              -          2,484
Future contract benefits:(4)
    Indexed annuity contracts embedded
      derivatives                               (497)            5              -            93              -           (399)
    GLB reserves embedded derivatives           (408)       (1,809)             -             -              -         (2,217)
VIEs' liabilities - derivative
      instruments(5)                            (209)          (82)             -             -              -           (291)
Other liabilities:
    Credit default swaps(6)                      (16)           (6)             -             6              -            (16)
                                           -----------    ----------    -----------  ------------    -----------    -----------
          Total, net                       $   3,503      $ (1,430)     $     463      $    (48)     $     106      $   2,594
                                           ===========    ==========    ===========  ============    ===========    ===========

Benefit plans' assets(7)                   $       6      $      -      $       -      $     (6)     $       -      $       -
                                           ===========    ==========    ===========  ============    ===========    ===========



                                                                  FOR THE YEAR ENDED DECEMBER 31, 2010
                                           ------------------------------------------------------------------------------------
                                                                                      PURCHASES,
                                                                          GAINS       ISSUANCES,     TRANSFERS
                                                            ITEMS        (LOSSES)       SALES,         IN OR
                                                          INCLUDED          IN        MATURITIES,       OUT
                                           BEGINNING         IN            OCI       SETTLEMENTS,        OF           ENDING
                                              FAIR           NET           AND          CALLS,        LEVEL 3,         FAIR
                                             VALUE         INCOME        OTHER(1)         NET          NET(2)         VALUE
                                           -----------    ----------    -----------  ------------    -----------    -----------
Investments:(3)
    Fixed maturity AFS securities:
      Corporate bonds                      $   2,117      $    (42)     $      53      $    279      $     (54)     $   2,353
      U.S. government bonds                        3             -              -            (4)             3              2
      Foreign government bonds                    92             -              8            (4)            17            113
      RMBS                                       135            (5)            10           (17)            (4)           119
      CMBS                                       252           (47)            84           (72)          (115)           102
      CDOs                                       153             1             30           (13)             -            171
      CLNs                                       322             -            278             -           (600)             -
      Hybrid and redeemable
        preferred securities                     150             2            (23)          (15)             -            114
    Equity AFS securities                         88             -              8            (5)             -             91
    Trading securities                            90             2            (10)           (7)            (1)            74
    Derivative investments                     1,238          (166)             7           415              -          1,494
Future contract benefits:(4)
    Indexed annuity contracts embedded
      derivatives                               (419)          (81)             -             3              -           (497)
    GLB reserves embedded derivatives           (676)          268              -             -              -           (408)
VIEs' liabilities - derivative
      instruments(5)                               -            16              -             -           (225)          (209)
Other liabilities:
    Credit default swaps(6)                      (65)            7              -            42              -            (16)
                                           -----------    ----------    -----------  ------------    -----------    -----------
          Total, net                       $   3,480      $    (45)     $     445      $    602      $    (979)     $   3,503
                                           ===========    ==========    ===========  ============    ===========    ===========

Benefit plans' assets (7)                  $       -      $      -      $       -      $      6      $       -      $       6
                                           ===========    ==========    ===========  ============    ===========    ===========


(1) The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 6).
(2) Transfers in or out of Level 3 for AFS and trading securities are displayed at amortized cost as of the beginning-of-year. For AFS and trading securities, the difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in prior years.
(3) Amortization and accretion of premiums and discounts are included in net investment income on our Consolidated Statements of Comprehensive Income
    (Loss). Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(4) Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income
    (Loss).
(5) The changes in fair value of the credit default swaps and contingency forwards are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(6) Gains (losses) from sales, maturities, settlements and calls are included in net investment income on our Consolidated Statements of Comprehensive Income
    (Loss).
(7) The expected return on plan assets is reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

The following provides the components of the items included in issuances, sales, maturities, settlements, calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits (in millions) as reported above:

                                                                  FOR THE YEAR ENDED DECEMBER 31, 2012
                                           ------------------------------------------------------------------------------------
                                           ISSUANCES        SALES       MATURITIES    SETTLEMENTS      CALLS          TOTAL
                                           -----------    ----------    -----------   -----------    -----------    -----------
Investments:
    Fixed maturity AFS securities:
      Corporate bonds                      $     363      $    (26)     $      (6)     $    (51)     $      (6)     $     274
      Foreign government bonds                     -             -             (5)            -              -             (5)
      RMBS                                         -             -             (6)           (2)             -             (8)
      CMBS                                         -             -              -           (11)             -            (11)
      CDOs                                        72             -              -           (11)             -             61
      State and municipal bonds                   32             -              -             -              -             32
    Equity AFS securities                         26             -              -             -              -             26
    Trading securities                             -             -              -            (2)             -             (2)
    Derivative investments                       454           (34)          (238)            -              -            182
Future contract benefits:
    Indexed annuity contracts embedded
      derivatives                                (99)            -              -           (98)             -           (197)
                                           -----------    ----------    -----------   -----------    -----------    -----------
          Total, net                       $     848      $    (60)     $    (255)     $   (175)     $      (6)     $     352
                                           ===========    ==========    ===========   ===========    ===========    ===========


                                                                  FOR THE YEAR ENDED DECEMBER 31, 2011
                                           ------------------------------------------------------------------------------------
                                           ISSUANCES        SALES       MATURITIES    SETTLEMENTS      CALLS          TOTAL
                                           -----------    ----------    -----------   -----------    -----------    -----------
Investments:
    Fixed maturity AFS securities:
      Corporate bonds                      $     237      $   (216)     $     (15)     $    (51)     $     (89)     $    (134)
      U.S. government bonds                        -             -              -            (1)             -             (1)
      Foreign government bonds                     -            (3)             -             -              -             (3)
      RMBS                                        51             -              -           (15)             -             36
      CMBS                                         -           (50)             -           (24)             -            (74)
      CDOs                                         -           (33)             -           (39)             -            (72)
      Hybrid and redeemable preferred
        securities                                 9           (16)             -             -              -             (7)
    Equity AFS securities                         19           (16)             -             -              -              3
    Trading securities                             -            (2)             -            (5)             -             (7)
    Derivative investments                       396            (7)          (277)            -              -            112
Future contract benefits:
    Indexed annuity contracts embedded
      derivatives                                (59)            -              -           152              -             93
Other liabilities:
    Credit default swaps                           -             6              -             -              -              6
                                           -----------    ----------    -----------   -----------    -----------    -----------
          Total, net                       $     653      $   (337)     $    (292)     $     17      $     (89)     $     (48)
                                           ===========    ==========    ===========    ==========    ===========    ===========

Benefit plans' assets                      $       -      $     (3)     $      (3)     $      -      $       -      $      (6)
                                           ===========    ==========    ===========    ==========    ===========    ===========

The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):


                                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                                      ----------------------------------------
                                                                        2012           2011          2010
                                                                      -----------    ----------    -----------
Investments:(1)
    Derivative investments                                            $    (823)     $    472      $    (163)
Future contract benefits:(1)
    Indexed annuity contracts embedded derivatives                          (10)           (1)            44
    GLB reserves embedded derivatives                                     1,472        (1,615)           419
VIEs' liabilities - derivative instruments(1)                               163           (82)            16
Other liabilities:
    Credit default swaps(2)                                                   6            (8)           (12)
                                                                      -----------    ----------    -----------
      Total, net                                                      $     808      $ (1,234)     $     304
                                                                      ===========    ==========    ===========


(1) Included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(2) Included in net investment income on our Consolidated Statements of Comprehensive Income (Loss).

The following provides the components of the transfers in and out of Level 3 (in millions) as reported above:


                                                                         FOR THE YEAR ENDED DECEMBER 31, 2012
                                                                        ----------------------------------------
                                                                        TRANSFERS      TRANSFERS
                                                                          IN TO         OUT OF
                                                                         LEVEL 3        LEVEL 3        TOTAL
                                                                        -----------    ----------    -----------
Investments:
    Fixed maturity AFS securities:
      Corporate bonds                                                   $      35      $   (677)     $    (642)
      Foreign government bonds                                                  -           (46)           (46)
      RMBS                                                                      -          (147)          (147)
      CMBS                                                                      5            (3)             2
      CDOs                                                                      6           (20)           (14)
      Hybrid and redeemable preferred securities                               35           (40)            (5)
    Trading securities                                                          2           (18)           (16)
                                                                        -----------    ----------    -----------
        Total, net                                                      $      83      $   (951)     $    (868)
                                                                        ===========    ==========    ===========


                                                                         FOR THE YEAR ENDED DECEMBER 31, 2011
                                                                        ----------------------------------------
                                                                        TRANSFERS      TRANSFERS
                                                                          IN TO         OUT OF
                                                                         LEVEL 3        LEVEL 3        TOTAL
                                                                        -----------    ----------    -----------
Investments:
    Fixed maturity AFS securities:
      Corporate bonds                                                   $     246      $    (87)     $     159
      Foreign government bonds                                                  -           (17)           (17)
      CMBS                                                                      4             -              4
      Hybrid and redeemable preferred securities                               18           (20)            (2)
    Equity AFS securities                                                       1           (35)           (34)
    Trading securities                                                          1            (5)            (4)
                                                                        -----------    ----------    -----------
        Total, net                                                      $     270      $   (164)     $     106
                                                                        ===========    ==========    ===========


                                                                         FOR THE YEAR ENDED DECEMBER 31, 2010
                                                                        ----------------------------------------
                                                                        TRANSFERS      TRANSFERS
                                                                          IN TO         OUT OF
                                                                         LEVEL 3        LEVEL 3        TOTAL
                                                                        -----------    ----------    -----------
Investments:
    Fixed maturity AFS securities:
      Corporate bonds                                                   $     144      $   (198)     $     (54)
      U.S. government bonds                                                     3             -              3
      Foreign government bonds                                                 17             -             17
      RMBS                                                                      -            (4)            (4)
      CMBS                                                                      3          (118)          (115)
      CLNs                                                                      -          (600)          (600)
    Trading securities                                                          -            (1)            (1)
    VIEs' liabilities - derivative instruments                               (225)            -           (225)
                                                                        -----------    ----------    -----------
        Total, net                                                      $     (58)     $   (921)     $    (979)
                                                                        ===========    ==========    ===========


Transfers in and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors. For the years ended December 31, 2012, 2011 and 2010, our corporate bonds, RMBS and CMBS transfers in and out were attributable primarily to the securities' observable market information no longer being available or becoming available. For the year ended December 31, 2010, the CLNs transfers out of Level 3 and VIEs' liabilities - derivative instruments transfer into Level 3 were related to new accounting guidance that is discussed in Note 2. Transfers in and out of Levels 1 and 2 are generally the result of a change in the type of input used to measure the fair value of an asset or liability at the end of the reporting period. When quoted prices in active markets become available, transfers from Level 2 to Level 1 will result. When quoted prices in active markets become unavailable, but we are able to employ a valuation methodology using significant observable inputs, transfers from Level 1 to Level 2 will result. There were no significant transfers between Levels 1 and 2 of the fair value during 2012, 2011 and 2010.

The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2012:



                                     FAIR              VALUATION                      SIGNIFICANT                  INPUT
                                     VALUE             TECHNIQUE                  UNOBSERVABLE INPUTS              RANGES
                                   ----------    -----------------------    --------------------------------   ---------------
ASSETS
Investments:
    Fixed maturity AFS and
      trading securities

        Corporate bonds            $    902      Discounted cash flow       Liquidity/duration adjustment(1)   1.7% - 13.5%
        Foreign government bonds         46      Discounted cash flow       Liquidity/duration adjustment(1)   2.3% - 5.3%
        Hybrid and redeemable
          preferred stock                21      Discounted cash flow       Liquidity/duration adjustment(1)   2.7% - 2.9%
    Equity AFS and trading
      securities                         24      Discounted cash flow       Liquidity/duration adjustment(1)   4.3% - 4.5%

LIABILITIES
Future contract benefits:
    Indexed annuity contracts
      embedded derivatives             (732)     Discounted cash flow       Lapse rate(2)                      1.0% - 15.0%(7)
                                                                            Mortality rate(5)
    GLB reserves embedded
      derivatives                      (858)     Monte Carlo simulation     Long-term lapse rate(2)            1.0% - 27.0%
                                                                            Utilization of guaranteed
                                                                             withdrawal(3)                     90.0% - 100.0%
                                                                            NPR(4)                             0.03% - 0.54%(7)
                                                                            Mortality rate(5)
                                                                            Volatility(6)                      1.0% - 35.0%

(1) The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.
(2) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range for indexed annuity contracts represents the lapse rates during the surrender charge period.
(3) The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(4) The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(5) The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(6) The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed income assets. Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.
(7) Based on the "Annuity 2000 Mortality Table" developed by the Society of Actuaries Committee on Life Insurance Research that was adopted by the National Association of Insurance Commissioners in 1996 for our mortality input.

From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources. We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us. Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants. The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability. Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

o INVESTMENTS - An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.
o INDEXED ANNUITY CONTRACTS EMBEDDED DERIVATIVES - An increase in the lapse rate or mortality rate inputs would result in a decrease in the fair value measurement.
o GLB RESERVES EMBEDDED DERIVATIVES - An increase in our lapse rate, wait period, NPR or mortality rate inputs would result in a decrease in the fair value measurement. An increase in the percent of maximum withdrawal amount input would result in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

As part of our on-going valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary. For more information, see "Summary of Significant Accounting Policies" above.

22. SEGMENT INFORMATION

We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments. We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments. Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business. The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed), and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit, and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), indexed UL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers principally group non-medical insurance products, including term life, universal life, disability, dental, vision, accident and critical illness insurance to the employer market place through various forms of contributory and non-contributory plans. Its products are marketed primarily through a national distribution system of regional group offices. These offices develop business through employee benefit brokers, third-party administrators and other employee benefit firms.

Other Operations includes investments related to the excess capital in our insurance subsidiaries; investments in media properties and other corporate investments; benefit plan net liability; the unamortized deferred gain on indemnity reinsurance related to the sale of reinsurance; the results of certain disability income business; our run-off Institutional Pension business, the majority of which was sold on a group annuity basis; and debt costs.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments. Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

o Realized gains and losses associated with the following ("excluded realized gain (loss)"):
     - Sales or disposals of securities;
     - Impairments of securities;
     - Changes in the fair value of derivatives, embedded derivatives within certain reinsurance arrangements and our trading securities;
     - Changes in the fair value of the derivatives we own to hedge our GDB riders within our variable annuities;
     - Changes in the fair value of the embedded derivatives of our GLB riders accounted for at fair value, net of the change in the fair value of the derivatives we own to hedge them; and
     - Changes in the fair value of the embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products accounted for at fair value.
o Changes in reserves resulting from benefit ratio unlocking on our GDB and GLB riders;
o Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
o   Gains (losses) on early extinguishment of debt;
o   Losses from the impairment of intangible assets;
o   Income (loss) from discontinued operations; and
o   Income (loss) from the initial adoption of new accounting standards.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

o   Excluded realized gain (loss);
o   Revenue adjustments from the initial adoption of new accounting standards;
o Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
o Amortization of deferred gains arising from the reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rate of 35% while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our non-GAAP measures to the most comparable GAAP measure. Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our consolidated results of operations.


Segment information (in millions) was as follows:


                                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                                        -----------------------------------------
                                                                          2012            2011           2010
                                                                        -----------    ------------    ----------
REVENUES
Operating revenues:
    Annuities                                                           $   2,713      $    2,588    $    2,415
    Retirement Plan Services                                                1,015             988           971
    Life Insurance                                                          4,817           4,347         4,160
    Group Protection                                                        2,090           1,938         1,831
    Other Operations                                                          411             449           470
Excluded realized gain (loss), pre-tax                                       (235)           (342)         (312)
Amortization of deferred gain arising from reserve changes on business
    sold through reinsurance, pre-tax                                           3               3             3
                                                                        -----------    ------------     ---------
      Total revenues                                                    $  10,814      $    9,971    $    9,538
                                                                        ===========    ============     =========



                                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                                        -----------------------------------------
                                                                          2012            2011           2010
                                                                        -----------    ------------    ----------
NET INCOME (LOSS)
Income (loss) from operations:
    Annuities                                                           $     608      $      549    $      450
    Retirement Plan Services                                                  131             146           143
    Life Insurance                                                            538             463           533
    Group Protection                                                           72              97            68
    Other Operations                                                          (39)            (28)            3
Excluded realized gain (loss), after-tax                                     (152)           (222)         (204)
Gain (loss) on early extinguishment of debt, after-tax                          -               -             -
Income (expense) from reserve changes (net of related
    amortization) on business sold through reinsurance, after-tax               2               2             2
Impairment of intangibles, after-tax                                            2            (744)            -
Benefit ratio unlocking, after-tax                                              -               -             -
                                                                        -----------    ------------     ---------
      Income (loss) from continuing operations, after-tax                   1,162             263           995
                                                                        -----------    ------------     ---------
        Net income (loss)                                               $   1,162      $      263    $      995
                                                                        ===========    ============     =========




                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                        ----------------------------------------
                                                                          2012           2011          2010
                                                                        -----------    ----------    -----------
NET INVESTMENT INCOME
Annuities                                                               $   1,058      $  1,091      $   1,107
Retirement Plan Services                                                      797           792            769
Life Insurance                                                              2,297         2,168          2,040
Group Protection                                                              161           152            141
Other Operations                                                              238           287            305
                                                                        -----------    ----------    -----------
    Total net investment income                                         $   4,551      $  4,490      $   4,362
                                                                        ===========    ==========    ===========


                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                        ----------------------------------------
                                                                          2012           2011          2010
                                                                        -----------    ----------    -----------
AMORTIZATION OF DAC AND VOBA, NET OF INTEREST
Annuities                                                               $     307      $    335      $     346
Retirement Plan Services                                                       42            33             53
Life Insurance                                                                609           416            431
Group Protection                                                               48            39             40
                                                                        -----------    ----------    -----------
    Total amortization of DAC and VOBA, net of interest                 $   1,006      $    823      $     870
                                                                        ===========    ==========    ===========

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                        ----------------------------------------
                                                                          2012           2011          2010
                                                                        -----------    ----------    -----------
FEDERAL INCOME TAX EXPENSE (BENEFIT)
Annuities                                                               $     117      $     92      $      83
Retirement Plan Services                                                       29            56             53
Life Insurance                                                                326           202            246
Group Protection                                                               38            52             37
Other Operations                                                              (82)          (13)            (6)
Excluded realized gain (loss)                                                 (83)         (120)          (109)
Reserve changes (net of related amortization)
    on business sold through reinsurance                                        1             1              1
Impairment of intangibles                                                      (2)            -              -
                                                                        -----------    ----------    -----------
      Total federal income tax expense (benefit)                        $     344      $    270      $     305
                                                                        ===========    ==========    ===========

                                                                                          AS OF DECEMBER 31,
                                                                                       -------------------------
                                                                                         2012          2011
                                                                                       ----------    -----------
ASSETS
Annuities                                                                              $ 107,872     $  99,010
Retirement Plan Services                                                                  30,654        28,633
Life Insurance                                                                            62,867        57,623
Group Protection                                                                           3,733         3,429
Other Operations                                                                          13,254        12,658
                                                                                       ----------    -----------
    Total assets                                                                       $ 218,380     $ 201,353
                                                                                       ==========    ===========

23. SUPPLEMENTAL DISCLOSURES OF CASH FLOW DATA

The following summarizes our supplemental cash flow data (in millions):



                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                        ----------------------------------------
                                                                          2012           2011          2010
                                                                        -----------    ----------    -----------
Interest paid                                                           $     134      $     88      $      94
Income taxes paid (received)                                                  136           159           (345)
Significant non-cash investing and financing transactions:
    Reinsurance ceded:
      Carrying value of assets                                          $     367      $      -      $     188
      Carrying value of liabilities                                          (367)            -           (188)
                                                                        -----------    ----------    -----------
        Total reinsurance ceded                                         $       -      $      -      $       -
                                                                        ===========    ==========    ===========
    Reinsurance recaptured:
      Carrying value of assets                                          $     (34)     $    243      $     110
      Carrying value of liabilities                                           (84)         (441)          (115)
                                                                        -----------    ----------    -----------
        Total reinsurance recaptured                                    $    (118)     $   (198)     $      (5)
                                                                        ===========    ==========    ===========
    Reinsurance novated:
      Carrying value of assets                                          $       0      $      -      $       -
      Carrying value of liabilities                                           (26)            -              -
                                                                        -----------    ----------    -----------
        Total reinsurance novated                                       $     (26)     $      -      $       -
                                                                        ===========    ==========    ===========
    Capital contributions:
      Carrying value of assets (includes cash and invested cash)        $       -      $     10      $       -
      Carrying value of liabilities                                             -             -              -
                                                                        -----------    ----------    -----------
        Total capital contributions                                     $       -      $     10      $       -
                                                                        ===========    ==========    ===========

24. TRANSACTIONS WITH AFFILIATES

Transactions with affiliates (in millions) recorded on our consolidated financial statements were as follows:

                                                                                          AS OF DECEMBER 31,
                                                                                       -------------------------
                                                                                         2012          2011
                                                                                       -----------   -----------
Assets with affiliates:
    Corporate bonds(1)                                                                 $     100     $     100
    Ceded reinsurance contracts(2)                                                         2,887         3,318
    Ceded reinsurance contracts(3)                                                             9           340
    Cash management agreement investment(4)                                                  748           394
    Service agreement receivable(4)                                                           15             1

Liabilities with affiliates:
    Assumed reinsurance contracts(5)                                                         438           432
    Assumed reinsurance contracts(3)                                                         183           181
    Ceded reinsurance contracts(6)                                                         4,252         3,668
    Inter-company short-term debt(7)                                                          28            10
    Inter-company long-term debt(8)                                                        1,679         2,179

                                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                                                       ----------------------------------------
                                                                                         2012          2011           2010
                                                                                       -----------   -----------    -----------
Revenues with affiliates:
    Premiums received on assumed (paid on ceded) reinsurance contracts(9)              $    (188)    $    (335)     $    (268)
    Fees for management of general account(10)                                               (92)            -              -

Benefits and expenses with affiliates:
    Reinsurance (recoveries) benefits on ceded reinsurance contracts(11)                    (433)       (1,181)          (638)
    Service agreement payments(12)                                                           114            75             58
    Interest expense on inter-company debt(13)                                               109           107             98


(1) Reported in fixed maturity AFS securities on our Consolidated Balance
    Sheets.

(2)  Reported in reinsurance recoverables on our Consolidated Balance Sheets.
(3) Reported in reinsurance related embedded derivatives on our Consolidated Balance Sheets.
(4)  Reported in other assets on our Consolidated Balance Sheets.
(5)  Reported in future contract benefits on our Consolidated Balance Sheets.
(6) Reported in funds withheld reinsurance liabilities on our Consolidated Balance Sheets.
(7)  Reported in short-term debt on our Consolidated Balance Sheets.
(8)  Reported in long-term debt on our Consolidated Balance Sheets.
(9) Reported in insurance premiums on our Consolidated Statements of Comprehensive Income (Loss).
(10) Reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(11) Reported in benefits on our Consolidated Statements of Comprehensive Income
     (Loss).
(12) Reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).
(13) Reported in interest and debt expense on our Consolidated Statements of Comprehensive Income (Loss).

CORPORATE BONDS

LNC issues corporate bonds to us for a predetermined face value to be repaid by LNC at a predetermined maturity with a specified interest rate. We purchase these investments for our segmented portfolios that have yield, duration and other characteristics.

CASH MANAGEMENT AGREEMENT

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to or borrow from us to meet short-term borrowing needs. The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs. The borrowing and lending limit is currently the lesser of 3% of our admitted assets and 25% of our surplus, in both cases, as of our most recent year end.

SERVICE AGREEMENT

In accordance with service agreements with LNC and other subsidiaries of LNC for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and also receive an allocation of corporate overhead from LNC. Corporate overhead expenses are allocated based on specific methodologies for each function. The majority of the expenses are allocated based on the following methodologies: investments by product, assets under management, weighted policies in force, headcount and sales.

FEES FOR MANAGEMENT OF GENERAL ACCOUNT

On January 4, 2010, LNC closed on a purchase and sale agreement pursuant to which all of the outstanding capital stock of Delaware Management Holdings, Inc. ("Delaware") was sold. In addition, we entered into investment advisory agreements with Delaware, pursuant to which Delaware will continue to manage the majority of our general account insurance assets.

Effective January 1, 2012, LNL entered into an Investment Advisory Agreement with Lincoln Investment Management Company ("LIMCO"), also a wholly-owned subsidiary of LNC. LIMCO provides investment advisory services to LNL and enters into sub-advisory agreements with other third-party investment advisers.


CEDED REINSURANCE CONTRACTS

As discussed in Note 9, we cede insurance contracts to and assume insurance contracts from affiliated companies. We cede certain guaranteed benefit risks (including certain GDB and GWB benefits) to LNBAR. As discussed in Note 3, we also cede the risks for no-lapse benefit guarantees under certain UL contracts to LNBAR.

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take reserve credit for such reinsurance, we hold assets from the reinsurer, including funds held under reinsurance treaties, and are the beneficiary of letters of credit aggregating $76 million and $71 million as of December 31, 2012 and 2011, respectively. The letters of credit are obtained by the affiliate reinsurer and issued by banks in order for the Company to recognize the reserve credit.

25. SUBSEQUENT EVENTS

On March 25, 2013, LNL paid a cash dividend in the amount of $150 million to LNC.

                     LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2012

                                                                                                        MORTALITY &
                                                                                                          EXPENSE
                                                            CONTRACT                       CONTRACT      GUARANTEE
                                                            PURCHASES                    REDEMPTIONS     CHARGES
                                                            DUE FROM                        DUE TO      PAYABLE TO
                                                           THE LINCOLN                   THE LINCOLN    THE LINCOLN
                                                          NATIONAL LIFE                 NATIONAL LIFE  NATIONAL LIFE
                                                            INSURANCE                     INSURANCE      INSURANCE
SUBACCOUNT                                  INVESTMENTS      COMPANY     TOTAL ASSETS      COMPANY        COMPANY      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B      $  24,097,031  $          --  $  24,097,031  $      88,980  $       3,172  $  24,004,879
ABVPSF Growth and Income Class B             150,816,079         57,499    150,873,578             --         19,504    150,854,074
ABVPSF International Value Class B           198,345,058             --    198,345,058        478,487         19,511    197,847,060
ABVPSF Large Cap Growth Class B                8,791,081             --      8,791,081            153          1,150      8,789,778
ABVPSF Small/Mid Cap Value Class B           143,349,057             --    143,349,057        183,894         18,444    143,146,719
American Century VP Inflation Protection
 Class II                                    473,065,631         44,287    473,109,918             --         65,275    473,044,643
American Funds Blue Chip Income and
 Growth Class 1                                  546,027             --        546,027             --             64        545,963
American Funds Bond Class 1                       97,830             --         97,830             --             12         97,818
American Funds Global Balanced Class 1            29,700             --         29,700             --              2         29,698
American Funds Global Bond Class 1               289,192             --        289,192             --             23        289,169
American Funds Global Discovery Class 1           26,801             --         26,801             --              1         26,800
American Funds Global Growth Class 1               7,558             --          7,558             --             --          7,558
American Funds Global Growth Class 2         294,630,698             --    294,630,698        227,534         37,032    294,366,132
American Funds Global Small
 Capitalization Class 2                      413,243,196             --    413,243,196        287,730         43,588    412,911,878
American Funds Growth Class 1                    181,651             --        181,651             --             23        181,628
American Funds Growth Class 2              1,578,053,415             --  1,578,053,415        306,801        206,570  1,577,540,044
American Funds Growth-Income Class 1               7,525             --          7,525             --             --          7,525
American Funds Growth-Income Class 2       1,889,764,104             --  1,889,764,104        332,997        224,902  1,889,206,205
American Funds High-Income Bond Class 1          170,383             --        170,383             --             17        170,366
American Funds International Class 1             165,272             --        165,272             --             23        165,249
American Funds International Class 2         701,711,083             --    701,711,083        818,662         86,993    700,805,428
American Funds Mortgage Class 1                  147,427             --        147,427             --             16        147,411
American Funds New World Class 1                  27,384             --         27,384             --              2         27,382
American Funds U.S. Government/AAA-Rated
 Securities Class 1                               64,943             --         64,943             --              7         64,936
BlackRock Global Allocation V.I. Class I          67,224             --         67,224             --              4         67,220
BlackRock Global Allocation V.I.
 Class III                                 1,265,427,417        176,857  1,265,604,274             --        181,874  1,265,422,400
Delaware VIP Diversified Income Standard
 Class                                            61,551             --         61,551             --              3         61,548
Delaware VIP Diversified Income Service
 Class                                     1,401,764,033             --  1,401,764,033      1,180,592        185,026  1,400,398,415
Delaware VIP Emerging Markets Service
 Class                                       351,457,907             --    351,457,907      1,426,163         47,256    349,984,488
Delaware VIP High Yield Standard Class        10,127,829             --     10,127,829              9          1,173     10,126,647
Delaware VIP High Yield Service Class        249,148,875             --    249,148,875        136,338         34,422    248,978,115
Delaware VIP International Value Equity
 Standard Class                                  214,511             --        214,511              4             25        214,482
Delaware VIP Limited-Term Diversified
 Income Standard Class                            76,988             --         76,988             --              9         76,979
Delaware VIP Limited-Term Diversified
 Income Service Class                      1,097,482,722      1,426,167  1,098,908,889             --        119,697  1,098,789,192
Delaware VIP REIT Standard Class               4,356,263             --      4,356,263              6            512      4,355,745
Delaware VIP REIT Service Class              151,164,201             --    151,164,201         70,148         20,709    151,073,344
Delaware VIP Small Cap Value Standard
 Class                                         7,110,682             --      7,110,682          1,040            811      7,108,831
Delaware VIP Small Cap Value Service
 Class                                       325,761,733             --    325,761,733        314,029         43,791    325,403,913
Delaware VIP Smid Cap Growth Standard
 Class                                         7,800,403             --      7,800,403            163            897      7,799,343
Delaware VIP Smid Cap Growth Service
 Class                                       131,976,097        151,656    132,127,753             --         17,919    132,109,834
Delaware VIP U.S. Growth Service Class       276,028,116        127,473    276,155,589             --         25,765    276,129,824
Delaware VIP Value Standard Class              5,736,154             --      5,736,154            144            670      5,735,340

See accompanying notes.

                                                                                                        MORTALITY &
                                                                                                          EXPENSE
                                                            CONTRACT                       CONTRACT      GUARANTEE
                                                            PURCHASES                    REDEMPTIONS     CHARGES
                                                            DUE FROM                        DUE TO      PAYABLE TO
                                                           THE LINCOLN                   THE LINCOLN    THE LINCOLN
                                                          NATIONAL LIFE                 NATIONAL LIFE  NATIONAL LIFE
                                                            INSURANCE                     INSURANCE      INSURANCE
SUBACCOUNT                                  INVESTMENTS      COMPANY     TOTAL ASSETS      COMPANY        COMPANY      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Value Service Class           $ 183,802,708  $     736,479  $ 184,539,187  $          --  $      25,226  $ 184,513,961
DWS Alternative Asset Allocation VIP
 Class A                                          41,181             --         41,181             --              3         41,178
DWS Alternative Asset Allocation VIP
 Class B                                      48,888,451          5,557     48,894,008             --          6,945     48,887,063
DWS Equity 500 Index VIP Class A              18,589,966             --     18,589,966            245          2,307     18,587,414
DWS Equity 500 Index VIP Class B              24,443,923             --     24,443,923          9,172          3,297     24,431,454
DWS Small Cap Index VIP Class A                4,674,152             --      4,674,152            797            597      4,672,758
DWS Small Cap Index VIP Class B               11,160,063             --     11,160,063         30,213          1,465     11,128,385
Fidelity VIP Contrafund Service Class 2      982,228,946        625,056    982,854,002             --        130,194    982,723,808
Fidelity VIP Equity-Income Initial Class       6,036,950             --      6,036,950            609            688      6,035,653
Fidelity VIP Equity-Income Service
 Class 2                                      33,075,829         20,155     33,095,984             --          4,371     33,091,613
Fidelity VIP Growth Initial Class              4,694,567             --      4,694,567             38            532      4,693,997
Fidelity VIP Growth Service Class 2          128,210,058        179,244    128,389,302             --         17,626    128,371,676
Fidelity VIP Mid Cap Service Class 2         479,381,304             --    479,381,304        196,553         63,640    479,121,111
Fidelity VIP Overseas Initial Class            1,543,663             --      1,543,663            385            178      1,543,100
Fidelity VIP Overseas Service Class 2         70,202,636             --     70,202,636         76,923          9,401     70,116,312
FTVIPT Franklin Income Securities Class 2    587,687,824             --    587,687,824        275,595         76,446    587,335,783
FTVIPT Franklin Small-Mid Cap Growth
 Securities Class 2                           95,529,081             --     95,529,081         51,341         12,427     95,465,313
FTVIPT Mutual Shares Securities Class 2      714,988,308             --    714,988,308         55,181         71,464    714,861,663
FTVIPT Templeton Global Bond Securities
 Class 2                                     568,280,762             --    568,280,762            948         74,484    568,205,330
FTVIPT Templeton Growth Securities
 Class 2                                      46,791,170             --     46,791,170         50,144          6,348     46,734,678
Goldman Sachs VIT Large Cap Value
 Service Class                               160,440,227             --    160,440,227         63,088         12,252    160,364,887
Huntington VA Balanced                         2,725,542            945      2,726,487             --            336      2,726,151
Huntington VA Dividend Capture                 1,143,395             --      1,143,395             17            124      1,143,254
Invesco V.I. Core Equity Series I              8,274,466             --      8,274,466            189            993      8,273,284
Invesco V.I. Core Equity Series II             2,320,295             --      2,320,295             32            297      2,319,966
Invesco V.I. International Growth
 Series I                                      2,817,771             --      2,817,771              9            335      2,817,427
Invesco V.I. International Growth
 Series II                                     2,084,746             --      2,084,746            108            271      2,084,367
Invesco Van Kampen V.I. American
 Franchise Series I                            2,448,900             --      2,448,900            184            282      2,448,434
Invesco Van Kampen V.I. American
 Franchise Series II                           1,160,965              4      1,160,969             --            151      1,160,818
Janus Aspen Series Balanced Service
 Class                                        17,650,724             --     17,650,724         74,635          2,308     17,573,781
Janus Aspen Series Enterprise Service
 Class                                         5,789,841             --      5,789,841            156            747      5,788,938
Janus Aspen Series Worldwide Service
 Class                                         1,007,475             --      1,007,475             --            128      1,007,347
LVIP American Balanced Allocation
 Standard Class                                  108,785             --        108,785             --              8        108,777
LVIP American Global Growth Service
 Class II                                     52,274,990             --     52,274,990         80,956          7,365     52,186,669
LVIP American Global Small
 Capitalization Service Class II              51,027,031             --     51,027,031         48,596          7,089     50,971,346
LVIP American Growth Allocation
 Standard Class                                  313,720             --        313,720             --             17        313,703
LVIP American Growth Service Class II        203,585,852          3,839    203,589,691             --         28,662    203,561,029
LVIP American Growth-Income Service
 Class II                                    161,729,483         12,132    161,741,615             --         22,817    161,718,798
LVIP American International Service
 Class II                                    112,908,394             --    112,908,394        416,847         16,025    112,475,522
LVIP Baron Growth Opportunities Service
 Class                                       121,970,807             --    121,970,807        203,264         16,604    121,750,939
LVIP BlackRock Emerging Markets Index
 RPM Service Class                             6,716,755        598,983      7,315,738             --            911      7,314,827

See accompanying notes.

                                                                                                        MORTALITY &
                                                                                                          EXPENSE
                                                            CONTRACT                       CONTRACT      GUARANTEE
                                                            PURCHASES                    REDEMPTIONS     CHARGES
                                                            DUE FROM                        DUE TO      PAYABLE TO
                                                           THE LINCOLN                   THE LINCOLN    THE LINCOLN
                                                          NATIONAL LIFE                 NATIONAL LIFE  NATIONAL LIFE
                                                            INSURANCE                     INSURANCE      INSURANCE
SUBACCOUNT                                  INVESTMENTS      COMPANY     TOTAL ASSETS      COMPANY        COMPANY      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
LVIP BlackRock Equity Dividend RPM
 Service Class                             $  64,801,429  $   1,204,730  $  66,006,159  $          --  $       9,092  $  65,997,067
LVIP BlackRock Inflation Protected
 Bond Standard Class                             334,609             --        334,609             --             29        334,580
LVIP BlackRock Inflation Protected Bond
 Service Class                               370,585,694        398,388    370,984,082             --         52,071    370,932,011
LVIP Capital Growth Service Class            271,443,280             --    271,443,280        101,687         22,203    271,319,390
LVIP Clarion Global Real Estate Service
 Class                                        95,976,497             --     95,976,497        227,337         13,159     95,736,001
LVIP Columbia Small-Mid Cap Growth RPM
 Service Class                                40,305,904        403,961     40,709,865             --          5,579     40,704,286
LVIP Delaware Bond Standard Class            152,356,797         67,305    152,424,102             --         20,709    152,403,393
LVIP Delaware Bond Service Class           2,328,164,277      2,207,305  2,330,371,582             --        262,996  2,330,108,586
LVIP Delaware Diversified Floating Rate
 Standard Class                                   44,259             --         44,259             --              4         44,255
LVIP Delaware Diversified Floating Rate
 Service Class                               197,603,984        395,524    197,999,508             --         28,098    197,971,410
LVIP Delaware Foundation Aggressive
 Allocation Standard Class                     8,955,746             --      8,955,746            101          1,241      8,954,404
LVIP Delaware Foundation Aggressive
 Allocation Service Class                     21,331,126             --     21,331,126         53,774          3,009     21,274,343
LVIP Delaware Growth and Income Service
 Class                                        36,071,355             --     36,071,355         16,480          4,774     36,050,101
LVIP Delaware Social Awareness Standard
 Class                                         9,028,372         43,034      9,071,406             --          1,178      9,070,228
LVIP Delaware Social Awareness Service
 Class                                        45,097,805          6,633     45,104,438             --          5,778     45,098,660
LVIP Delaware Special Opportunities
 Service Class                                37,980,041             --     37,980,041         28,362          5,002     37,946,677
LVIP Dimensional Non-U.S. Equity
 Standard Class                                  835,121             --        835,121            585             46        834,490
LVIP Dimensional Non-U.S. Equity
 Service Class                                28,357,636         43,809     28,401,445             --          3,919     28,397,526
LVIP Dimensional U.S. Equity Standard
 Class                                           906,353            163        906,516             --             50        906,466
LVIP Dimensional U.S. Equity Service
 Class                                        48,519,654        388,458     48,908,112             --          6,697     48,901,415
LVIP Dimensional/Vanguard Total Bond
 Standard Class                                  998,957            376        999,333             --             57        999,276
LVIP Dimensional/Vanguard Total Bond
 Service Class                               127,173,851        746,389    127,920,240             --         17,739    127,902,501
LVIP Global Income Service Class             482,401,363        558,079    482,959,442             --         65,309    482,894,133
LVIP JPMorgan High Yield Service Class       123,661,765             --    123,661,765        189,702         17,100    123,454,963
LVIP JPMorgan Mid Cap Value RPM Service
 Class                                        34,018,727        501,326     34,520,053             --          4,633     34,515,420
LVIP MFS International Growth Service
 Class                                       133,315,023        100,054    133,415,077             --         13,958    133,401,119
LVIP MFS Value Service Class                 672,707,078             --    672,707,078        126,290         63,858    672,516,930
LVIP Mid-Cap Value Service Class              58,164,243        151,063     58,315,306             --          7,910     58,307,396
LVIP Mondrian International Value
 Standard Class                               15,005,666         35,241     15,040,907             --          2,058     15,038,849
LVIP Mondrian International Value
 Service Class                               108,561,473             --    108,561,473        318,993         14,359    108,228,121
LVIP Money Market Standard Class              48,442,704             --     48,442,704          7,149          6,379     48,429,176
LVIP Money Market Service Class              324,098,655      2,968,293    327,066,948             --         43,671    327,023,277
LVIP Protected Profile 2010 Service Class      7,355,712              5      7,355,717             --            995      7,354,722
LVIP Protected Profile 2020 Service Class     15,982,934             --     15,982,934         23,705          2,121     15,957,108
LVIP Protected Profile 2030 Service Class     10,534,533             --     10,534,533            423          1,453     10,532,657

See accompanying notes.

                                                                                                        MORTALITY &
                                                                                                          EXPENSE
                                                            CONTRACT                       CONTRACT      GUARANTEE
                                                            PURCHASES                    REDEMPTIONS     CHARGES
                                                            DUE FROM                        DUE TO      PAYABLE TO
                                                           THE LINCOLN                   THE LINCOLN    THE LINCOLN
                                                          NATIONAL LIFE                 NATIONAL LIFE  NATIONAL LIFE
                                                            INSURANCE                     INSURANCE      INSURANCE
SUBACCOUNT                                  INVESTMENTS      COMPANY     TOTAL ASSETS      COMPANY        COMPANY      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
LVIP Protected Profile 2040 Service Class  $   5,578,154  $          --  $   5,578,154  $       1,021  $         766  $   5,576,367
LVIP Protected Profile Conservative
 Standard Class                                   51,160             --         51,160             --              7         51,153
LVIP Protected Profile Conservative
 Service Class                               794,453,208      2,724,152    797,177,360             --        112,720    797,064,640
LVIP Protected Profile Growth Service
 Class                                     2,363,893,383     14,890,711  2,378,784,094             --        311,963  2,378,472,131
LVIP Protected Profile Moderate Service
 Class                                     2,669,908,640     11,148,573  2,681,057,213             --        360,255  2,680,696,958
LVIP SSgA Bond Index Standard Class               26,230             --         26,230             --              3         26,227
LVIP SSgA Bond Index Service Class           997,519,103        472,460    997,991,563             --        140,185    997,851,378
LVIP SSgA Conservative Index Allocation
 Service Class                                55,721,925          2,566     55,724,491             --          7,756     55,716,735
LVIP SSgA Conservative Structured
 Allocation Service Class                    198,723,422             --    198,723,422         32,651         29,114    198,661,657
LVIP SSgA Developed International 150
 Service Class                               141,917,463             --    141,917,463        270,415         19,577    141,627,471
LVIP SSgA Emerging Markets 100 Standard
 Class                                           104,283             --        104,283             69              7        104,207
LVIP SSgA Emerging Markets 100 Service
 Class                                       177,052,972             --    177,052,972        382,130         24,416    176,646,426
LVIP SSgA Global Tactical Allocation RPM
 Standard Class                                   63,098             --         63,098             --              4         63,094
LVIP SSgA Global Tactical Allocation RPM
 Service Class                               366,213,652        890,121    367,103,773             --         51,668    367,052,105
LVIP SSgA International Index Standard
 Class                                            33,711             --         33,711             --              2         33,709
LVIP SSgA International Index Service
 Class                                       208,547,472        183,289    208,730,761             --         28,617    208,702,144
LVIP SSgA Large Cap 100 Standard Class             3,764             --          3,764             --             --          3,764
LVIP SSgA Large Cap 100 Service Class        279,069,687         27,454    279,097,141             --         38,556    279,058,585
LVIP SSgA Moderate Index Allocation
 Service Class                               135,439,949             --    135,439,949         17,308         19,387    135,403,254
LVIP SSgA Moderate Structured Allocation
 Service Class                               535,418,318         46,365    535,464,683             --         76,720    535,387,963
LVIP SSgA Moderately Aggressive Index
 Allocation Service Class                    127,981,140             --    127,981,140          3,694         17,740    127,959,706
LVIP SSgA Moderately Aggressive
 Structured Allocation Service Class         357,421,629        336,675    357,758,304             --         50,426    357,707,878
LVIP SSgA S&P 500 Index Standard Class         1,630,363             --      1,630,363             50            202      1,630,111
LVIP SSgA S&P 500 Index Service Class        502,007,628        725,677    502,733,305             --         69,334    502,663,971
LVIP SSgA Small-Cap Index Standard Class          61,889             --         61,889             --              5         61,884
LVIP SSgA Small-Cap Index Service Class      143,496,787             --    143,496,787         34,583         19,590    143,442,614
LVIP SSgA Small-Mid Cap 200 Standard
 Class                                            21,541             --         21,541             --              1         21,540
LVIP SSgA Small-Mid Cap 200 Service Class     93,506,914         85,758     93,592,672             --         12,879     93,579,793
LVIP T. Rowe Price Growth Stock Service
 Class                                       143,500,526        127,170    143,627,696             --         19,611    143,608,085
LVIP T. Rowe Price Structured Mid-Cap
 Growth Standard Class                         2,299,125             --      2,299,125             14            320      2,298,791
LVIP T. Rowe Price Structured Mid-Cap
 Growth Service Class                         80,276,851             --     80,276,851         29,163         10,789     80,236,899
LVIP Templeton Growth RPM Service Class      153,945,018        598,183    154,543,201             --         20,484    154,522,717
LVIP UBS Large Cap Growth RPM Standard
 Class                                         2,227,894         15,428      2,243,322             --            303      2,243,019
LVIP UBS Large Cap Growth RPM Service
 Class                                        59,633,757        423,857     60,057,614             --          8,356     60,049,258

See accompanying notes.

                                                                                                        MORTALITY &
                                                                                                          EXPENSE
                                                            CONTRACT                       CONTRACT      GUARANTEE
                                                            PURCHASES                    REDEMPTIONS     CHARGES
                                                            DUE FROM                        DUE TO      PAYABLE TO
                                                           THE LINCOLN                   THE LINCOLN    THE LINCOLN
                                                          NATIONAL LIFE                 NATIONAL LIFE  NATIONAL LIFE
                                                            INSURANCE                     INSURANCE      INSURANCE
SUBACCOUNT                                  INVESTMENTS      COMPANY     TOTAL ASSETS      COMPANY        COMPANY      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
LVIP Vanguard Domestic Equity ETF
 Standard Class                            $     112,138  $          --  $     112,138  $          --  $           7  $     112,131
LVIP Vanguard Domestic Equity ETF Service
 Class                                        44,643,707         92,801     44,736,508             --          6,098     44,730,410
LVIP Vanguard International Equity ETF
 Standard Class                                   57,786             --         57,786             --              3         57,783
LVIP Vanguard International Equity ETF
 Service Class                                26,149,995             --     26,149,995            979          3,532     26,145,484
Lord Abbett Fundamental Equity Class VC       14,919,950          1,094     14,921,044             --          1,130     14,919,914
MFS VIT Core Equity Service Class              2,145,151             --      2,145,151          1,044            284      2,143,823
MFS VIT Growth Initial Class                   2,757,246             --      2,757,246            404            313      2,756,529
MFS VIT Growth Service Class                  24,472,535         26,503     24,499,038             --          3,156     24,495,882
MFS VIT Total Return Initial Class            10,714,070             --     10,714,070            102          1,246     10,712,722
MFS VIT Total Return Service Class           278,607,701             --    278,607,701        195,320         36,731    278,375,650
MFS VIT Utilities Initial Class               10,156,846             --     10,156,846            880          1,166     10,154,800
MFS VIT Utilities Service Class              202,566,812             --    202,566,812         90,992         26,715    202,449,105
Morgan Stanley UIF Capital Growth
 Class II                                      1,585,217              6      1,585,223             --            116      1,585,107
NB AMT Mid Cap Growth I Class                 36,910,261             --     36,910,261         28,791          4,884     36,876,586
NB AMT Mid Cap Intrinsic Value I Class        36,662,240         38,830     36,701,070             --          4,862     36,696,208
Oppenheimer Global Securities Service
 Class                                         7,606,346             --      7,606,346          7,551            596      7,598,199
PIMCO VIT CommodityRealReturn Strategy
 Advisor Class                                13,958,269             --     13,958,269            407          1,787     13,956,075
Putnam VT Global Health Care Class IB          5,014,682             --      5,014,682             59            617      5,014,006
Putnam VT Growth & Income Class IB             1,285,492             --      1,285,492             --            172      1,285,320

See accompanying notes.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

                                                                                      MORTALITY
                                                                       DIVIDENDS         AND            NET
                                                                         FROM          EXPENSE      INVESTMENT
                                                                      INVESTMENT      GUARANTEE       INCOME
SUBACCOUNT                                                              INCOME         CHARGES        (LOSS)
----------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                $          --  $    (415,297) $    (415,297)
ABVPSF Growth and Income Class B                                         2,018,812     (2,419,454)      (400,642)
ABVPSF International Value Class B                                       2,658,874     (2,320,929)       337,945
ABVPSF Large Cap Growth Class B                                              2,812       (153,444)      (150,632)
ABVPSF Small/Mid Cap Value Class B                                         397,712     (2,200,903)    (1,803,191)
American Century VP Inflation Protection Class II                       11,543,189     (8,040,726)     3,502,463
American Funds Blue Chip Income and Growth Class 1                          11,140         (4,933)         6,207
American Funds Bond Class 1                                                  2,187           (578)         1,609
American Funds Global Balanced Class 1                                         511            (75)           436
American Funds Global Bond Class 1                                           4,060           (873)         3,187
American Funds Global Discovery Class 1                                        176            (49)           127
American Funds Global Growth Class 1                                            26             (1)            25
American Funds Global Growth Class 2                                     2,537,404     (4,503,743)    (1,966,339)
American Funds Global Small Capitalization Class 2                       5,357,510     (5,270,357)        87,153
American Funds Growth Class 1                                                1,348         (1,124)           224
American Funds Growth Class 2                                           12,449,227    (26,512,433)   (14,063,206)
American Funds Growth-Income Class 1                                            37             (1)            36
American Funds Growth-Income Class 2                                    29,998,138    (27,950,196)     2,047,942
American Funds High-Income Bond Class 1                                      9,579           (704)         8,875
American Funds International Class 1                                         2,596         (1,077)         1,519
American Funds International Class 2                                    10,027,607    (10,403,529)      (375,922)
American Funds Mortgage Class 1                                                864           (741)           123
American Funds New World Class 1                                               279            (83)           196
American Funds U.S. Government/AAA-Rated Securities Class 1                    663           (305)           358
BlackRock Global Allocation V.I. Class I                                     1,017            (64)           953
BlackRock Global Allocation V.I. Class III                              18,503,282    (21,314,103)    (2,810,821)
Delaware VIP Diversified Income Standard Class                                  --            (17)           (17)
Delaware VIP Diversified Income Service Class                           39,152,084    (21,380,144)    17,771,940
Delaware VIP Emerging Markets Service Class                              2,559,276     (5,641,266)    (3,081,990)
Delaware VIP High Yield Standard Class                                     479,905       (112,544)       367,361
Delaware VIP High Yield Service Class                                   21,303,128     (4,166,816)    17,136,312
Delaware VIP International Value Equity Standard Class                       6,127         (3,435)         2,692
Delaware VIP Limited-Term Diversified Income Standard Class                    439           (350)            89
Delaware VIP Limited-Term Diversified Income Service Class              14,707,828    (13,720,791)       987,037
Delaware VIP REIT Standard Class                                            74,667        (67,485)         7,182
Delaware VIP REIT Service Class                                          1,762,966     (2,354,817)      (591,851)
Delaware VIP Small Cap Value Standard Class                                 44,300       (105,162)       (60,862)
Delaware VIP Small Cap Value Service Class                               1,220,194     (5,768,071)    (4,547,877)
Delaware VIP Smid Cap Growth Standard Class                                 20,805       (122,291)      (101,486)
Delaware VIP Smid Cap Growth Service Class                                  12,670     (2,452,808)    (2,440,138)
Delaware VIP U.S. Growth Service Class                                          --     (3,041,360)    (3,041,360)
Delaware VIP Value Standard Class                                          128,897        (82,632)        46,265
Delaware VIP Value Service Class                                         3,399,331     (2,904,670)       494,661
DWS Alternative Asset Allocation VIP Class A                                    --            (84)           (84)
DWS Alternative Asset Allocation VIP Class B                             1,415,466       (775,419)       640,047
DWS Equity 500 Index VIP Class A                                           350,293       (299,025)        51,268
DWS Equity 500 Index VIP Class B                                           393,025       (438,901)       (45,876)
DWS Small Cap Index VIP Class A                                             44,188        (77,730)       (33,542)
DWS Small Cap Index VIP Class B                                             80,319       (195,486)      (115,167)
Fidelity VIP Contrafund Service Class 2                                 10,891,435    (16,169,612)    (5,278,177)
Fidelity VIP Equity-Income Initial Class                                   186,096        (85,362)       100,734
Fidelity VIP Equity-Income Service Class 2                                 945,847       (563,331)       382,516
Fidelity VIP Growth Initial Class                                           28,576        (69,941)       (41,365)
Fidelity VIP Growth Service Class 2                                        462,336     (1,948,793)    (1,486,457)
Fidelity VIP Mid Cap Service Class 2                                     1,850,393     (7,804,354)    (5,953,961)
Fidelity VIP Overseas Initial Class                                         28,950        (23,206)         5,744
Fidelity VIP Overseas Service Class 2                                    1,160,312     (1,202,015)       (41,703)
FTVIPT Franklin Income Securities Class 2                               36,915,823     (9,103,791)    27,812,032

See accompanying notes.

                                                                                                     TOTAL NET
                                                                          NET         DIVIDENDS      REALIZED
                                                                       REALIZED       FROM NET         GAIN
                                                                         GAIN         REALIZED        (LOSS)
                                                                       (LOSS) ON       GAIN ON          ON
SUBACCOUNT                                                            INVESTMENTS    INVESTMENTS    INVESTMENTS
----------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                $    (621,168) $          --  $    (621,168)
ABVPSF Growth and Income Class B                                         1,329,649             --      1,329,649
ABVPSF International Value Class B                                      (8,769,526)            --     (8,769,526)
ABVPSF Large Cap Growth Class B                                            516,515             --        516,515
ABVPSF Small/Mid Cap Value Class B                                       3,718,007      4,399,178      8,117,185
American Century VP Inflation Protection Class II                        9,230,127     11,047,724     20,277,851
American Funds Blue Chip Income and Growth Class 1                             380             --            380
American Funds Bond Class 1                                                      6             --              6
American Funds Global Balanced Class 1                                          34             --             34
American Funds Global Bond Class 1                                              57             20             77
American Funds Global Discovery Class 1                                         51             --             51
American Funds Global Growth Class 1                                            --             --             --
American Funds Global Growth Class 2                                     4,545,874             --      4,545,874
American Funds Global Small Capitalization Class 2                         375,609             --        375,609
American Funds Growth Class 1                                                  189             --            189
American Funds Growth Class 2                                           41,729,039             --     41,729,039
American Funds Growth-Income Class 1                                            --             --             --
American Funds Growth-Income Class 2                                    25,176,571             --     25,176,571
American Funds High-Income Bond Class 1                                         50             --             50
American Funds International Class 1                                           109             --            109
American Funds International Class 2                                    (5,589,896)            --     (5,589,896)
American Funds Mortgage Class 1                                                 19          1,029          1,048
American Funds New World Class 1                                                71             --             71
American Funds U.S. Government/AAA-Rated Securities Class 1                     (3)           231            228
BlackRock Global Allocation V.I. Class I                                         1            193            194
BlackRock Global Allocation V.I. Class III                               1,293,387      4,166,054      5,459,441
Delaware VIP Diversified Income Standard Class                                  --             --             --
Delaware VIP Diversified Income Service Class                            5,825,929     41,392,716     47,218,645
Delaware VIP Emerging Markets Service Class                             (2,734,761)            --     (2,734,761)
Delaware VIP High Yield Standard Class                                      69,605             --         69,605
Delaware VIP High Yield Service Class                                    4,278,966             --      4,278,966
Delaware VIP International Value Equity Standard Class                     (24,620)            --        (24,620)
Delaware VIP Limited-Term Diversified Income Standard Class                     --             --             --
Delaware VIP Limited-Term Diversified Income Service Class               1,694,772      7,684,338      9,379,110
Delaware VIP REIT Standard Class                                           (63,995)            --        (63,995)
Delaware VIP REIT Service Class                                           (559,526)            --       (559,526)
Delaware VIP Small Cap Value Standard Class                                381,725        522,967        904,692
Delaware VIP Small Cap Value Service Class                              10,753,192     24,214,543     34,967,735
Delaware VIP Smid Cap Growth Standard Class                                351,565        470,201        821,766
Delaware VIP Smid Cap Growth Service Class                               2,569,278      8,590,080     11,159,358
Delaware VIP U.S. Growth Service Class                                  11,486,369             --     11,486,369
Delaware VIP Value Standard Class                                          127,953             --        127,953
Delaware VIP Value Service Class                                         3,984,869             --      3,984,869
DWS Alternative Asset Allocation VIP Class A                                    13             --             13
DWS Alternative Asset Allocation VIP Class B                                78,025        359,608        437,633
DWS Equity 500 Index VIP Class A                                           638,697             --        638,697
DWS Equity 500 Index VIP Class B                                         1,298,076             --      1,298,076
DWS Small Cap Index VIP Class A                                             94,776          1,172         95,948
DWS Small Cap Index VIP Class B                                            133,011          2,967        135,978
Fidelity VIP Contrafund Service Class 2                                  9,132,422             --      9,132,422
Fidelity VIP Equity-Income Initial Class                                  (105,560)       381,663        276,103
Fidelity VIP Equity-Income Service Class 2                                (943,621)     2,212,693      1,269,072
Fidelity VIP Growth Initial Class                                          (13,207)            --        (13,207)
Fidelity VIP Growth Service Class 2                                      3,754,938             --      3,754,938
Fidelity VIP Mid Cap Service Class 2                                     5,853,132     38,275,113     44,128,245
Fidelity VIP Overseas Initial Class                                        (81,261)         4,982        (76,279)
Fidelity VIP Overseas Service Class 2                                   (2,665,945)       230,324     (2,435,621)
FTVIPT Franklin Income Securities Class 2                                 (465,253)            --       (465,253)

                                                                          NET            NET
                                                                       CHANGE IN      INCREASE
                                                                      UNREALIZED     (DECREASE)
                                                                     APPRECIATION      IN NET
                                                                          OR           ASSETS
                                                                     DEPRECIATION     RESULTING
                                                                          ON            FROM
SUBACCOUNT                                                            INVESTMENTS    OPERATIONS
-------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                $   3,340,603  $   2,304,138
ABVPSF Growth and Income Class B                                        21,213,368     22,142,375
ABVPSF International Value Class B                                      32,861,253     24,429,672
ABVPSF Large Cap Growth Class B                                            972,823      1,338,706
ABVPSF Small/Mid Cap Value Class B                                      14,717,492     21,031,486
American Century VP Inflation Protection Class II                        2,414,917     26,195,231
American Funds Blue Chip Income and Growth Class 1                           8,074         14,661
American Funds Bond Class 1                                                   (862)           753
American Funds Global Balanced Class 1                                       1,202          1,672
American Funds Global Bond Class 1                                          (1,493)         1,771
American Funds Global Discovery Class 1                                        924          1,102
American Funds Global Growth Class 1                                            32             57
American Funds Global Growth Class 2                                    52,011,268     54,590,803
American Funds Global Small Capitalization Class 2                      60,558,892     61,021,654
American Funds Growth Class 1                                               10,961         11,374
American Funds Growth Class 2                                          215,352,516    243,018,349
American Funds Growth-Income Class 1                                           (12)            24
American Funds Growth-Income Class 2                                   246,293,353    273,517,866
American Funds High-Income Bond Class 1                                     (3,873)         5,052
American Funds International Class 1                                        11,316         12,944
American Funds International Class 2                                   106,985,021    101,019,203
American Funds Mortgage Class 1                                             (1,650)          (479)
American Funds New World Class 1                                             1,774          2,041
American Funds U.S. Government/AAA-Rated Securities Class 1                   (631)           (45)
BlackRock Global Allocation V.I. Class I                                      (139)         1,008
BlackRock Global Allocation V.I. Class III                              84,844,047     87,492,667
Delaware VIP Diversified Income Standard Class                                  65             48
Delaware VIP Diversified Income Service Class                            1,287,582     66,278,167
Delaware VIP Emerging Markets Service Class                             44,447,961     38,631,210
Delaware VIP High Yield Standard Class                                     785,705      1,222,671
Delaware VIP High Yield Service Class                                   13,772,312     35,187,590
Delaware VIP International Value Equity Standard Class                      50,860         28,932
Delaware VIP Limited-Term Diversified Income Standard Class                   (164)           (75)
Delaware VIP Limited-Term Diversified Income Service Class                 547,662     10,913,809
Delaware VIP REIT Standard Class                                           730,412        673,599
Delaware VIP REIT Service Class                                         19,474,743     18,323,366
Delaware VIP Small Cap Value Standard Class                                 30,824        874,654
Delaware VIP Small Cap Value Service Class                               6,641,772     37,061,630
Delaware VIP Smid Cap Growth Standard Class                                 91,764        812,044
Delaware VIP Smid Cap Growth Service Class                                  87,514      8,806,734
Delaware VIP U.S. Growth Service Class                                  24,521,265     32,966,274
Delaware VIP Value Standard Class                                          536,788        711,006
Delaware VIP Value Service Class                                        15,708,773     20,188,303
DWS Alternative Asset Allocation VIP Class A                                   826            755
DWS Alternative Asset Allocation VIP Class B                             1,993,716      3,071,396
DWS Equity 500 Index VIP Class A                                         1,837,295      2,527,260
DWS Equity 500 Index VIP Class B                                         2,106,581      3,358,781
DWS Small Cap Index VIP Class A                                            614,507        676,913
DWS Small Cap Index VIP Class B                                          1,578,014      1,598,825
Fidelity VIP Contrafund Service Class 2                                124,403,825    128,258,070
Fidelity VIP Equity-Income Initial Class                                   503,124        879,961
Fidelity VIP Equity-Income Service Class 2                               3,307,947      4,959,535
Fidelity VIP Growth Initial Class                                          677,110        622,538
Fidelity VIP Growth Service Class 2                                      9,628,049     11,896,530
Fidelity VIP Mid Cap Service Class 2                                    15,875,470     54,049,754
Fidelity VIP Overseas Initial Class                                        353,914        283,379
Fidelity VIP Overseas Service Class 2                                   14,662,529     12,185,205
FTVIPT Franklin Income Securities Class 2                               30,905,011     58,251,790

                                                                                      MORTALITY
                                                                       DIVIDENDS         AND            NET
                                                                         FROM          EXPENSE      INVESTMENT
                                                                      INVESTMENT      GUARANTEE       INCOME
SUBACCOUNT                                                              INCOME         CHARGES        (LOSS)
----------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2              $          --  $  (1,663,792) $  (1,663,792)
FTVIPT Mutual Shares Securities Class 2                                 14,526,653     (8,535,993)     5,990,660
FTVIPT Templeton Global Bond Securities Class 2                         36,798,838     (9,196,574)    27,602,264
FTVIPT Templeton Growth Securities Class 2                                 966,662       (783,084)       183,578
Goldman Sachs VIT Large Cap Value Service Class                          1,777,666     (1,516,881)       260,785
Huntington VA Balanced                                                      40,388        (35,901)         4,487
Huntington VA Dividend Capture                                              43,795        (12,368)        31,427
Invesco V.I. Capital Appreciation Series I                                      --        (12,354)       (12,354)
Invesco V.I. Capital Appreciation Series II                                     --         (6,955)        (6,955)
Invesco V.I. Core Equity Series I                                           84,416       (131,147)       (46,731)
Invesco V.I. Core Equity Series II                                          21,352        (42,616)       (21,264)
Invesco V.I. International Growth Series I                                  40,670        (41,300)          (630)
Invesco V.I. International Growth Series II                                 28,772        (38,375)        (9,603)
Invesco Van Kampen V.I. American Franchise Series I                             --        (24,062)       (24,062)
Invesco Van Kampen V.I. American Franchise Series II                            --        (13,101)       (13,101)
Janus Aspen Series Balanced Service Class                                  457,773       (296,988)       160,785
Janus Aspen Series Enterprise Service Class                                     --       (100,928)      (100,928)
Janus Aspen Series Worldwide Service Class                                   8,149        (16,757)        (8,608)
LVIP American Balanced Allocation Standard Class                             3,140           (548)         2,592
LVIP American Global Growth Service Class II                               462,578       (775,159)      (312,581)
LVIP American Global Small Capitalization Service Class II                 474,552       (786,138)      (311,586)
LVIP American Growth Allocation Standard Class                               8,716         (1,617)         7,099
LVIP American Growth Service Class II                                      411,130     (3,262,371)    (2,851,241)
LVIP American Growth-Income Service Class II                             1,723,298     (2,478,771)      (755,473)
LVIP American International Service Class II                             2,540,143     (1,731,447)       808,696
LVIP Baron Growth Opportunities Service Class                            1,367,252     (1,899,363)      (532,111)
LVIP BlackRock Emerging Markets Index RPM Service Class                     46,983        (10,596)        36,387
LVIP BlackRock Equity Dividend RPM Service Class                           223,692       (653,922)      (430,230)
LVIP BlackRock Inflation Protected Bond Standard Class                          --         (1,974)        (1,974)
LVIP BlackRock Inflation Protected Bond Service Class                           --     (5,316,516)    (5,316,516)
LVIP Capital Growth Service Class                                               --     (2,640,066)    (2,640,066)
LVIP Clarion Global Real Estate Service Class                                   --     (1,528,361)    (1,528,361)
LVIP Columbia Small-Mid Cap Growth RPM Service Class                            --       (634,512)      (634,512)
LVIP Delaware Bond Standard Class                                        3,103,398     (2,711,102)       392,296
LVIP Delaware Bond Service Class                                        38,444,711    (30,156,158)     8,288,553
LVIP Delaware Diversified Floating Rate Standard Class                         496           (149)           347
LVIP Delaware Diversified Floating Rate Service Class                    2,220,430     (2,780,059)      (559,629)
LVIP Delaware Foundation Aggressive Allocation Standard Class              160,176       (170,900)       (10,724)
LVIP Delaware Foundation Aggressive Allocation Service Class               326,043       (391,306)       (65,263)
LVIP Delaware Growth and Income Service Class                              273,849       (621,886)      (348,037)
LVIP Delaware Social Awareness Standard Class                               69,100       (153,588)       (84,488)
LVIP Delaware Social Awareness Service Class                               181,980       (727,869)      (545,889)
LVIP Delaware Special Opportunities Service Class                          168,631       (663,909)      (495,278)
LVIP Dimensional Non-U.S. Equity Standard Class                             18,126         (3,650)        14,476
LVIP Dimensional Non-U.S. Equity Service Class                             576,633       (380,399)       196,234
LVIP Dimensional U.S. Equity Standard Class                                  8,815         (3,709)         5,106
LVIP Dimensional U.S. Equity Service Class                                 398,972       (675,173)      (276,201)
LVIP Dimensional/Vanguard Total Bond Standard Class                         13,413         (3,817)         9,596
LVIP Dimensional/Vanguard Total Bond Service Class                       1,624,952     (1,614,474)        10,478
LVIP Global Income Service Class                                         7,998,431     (7,583,526)       414,905
LVIP JPMorgan High Yield Service Class                                   5,258,201     (1,775,374)     3,482,827
LVIP JPMorgan Mid Cap Value RPM Service Class                                   --       (444,362)      (444,362)
LVIP MFS International Growth Service Class                                653,650     (1,602,512)      (948,862)
LVIP MFS Value Service Class                                             6,362,067     (7,762,301)    (1,400,234)
LVIP Mid-Cap Value Service Class                                            72,798       (866,669)      (793,871)
LVIP Mondrian International Value Standard Class                           432,188       (266,129)       166,059
LVIP Mondrian International Value Service Class                          2,824,976     (1,722,728)     1,102,248
LVIP Money Market Standard Class                                            13,431       (834,565)      (821,134)

See accompanying notes.

                                                                                                     TOTAL NET
                                                                          NET         DIVIDENDS      REALIZED
                                                                       REALIZED       FROM NET         GAIN
                                                                         GAIN         REALIZED        (LOSS)
                                                                       (LOSS) ON       GAIN ON          ON
SUBACCOUNT                                                            INVESTMENTS    INVESTMENTS    INVESTMENTS
----------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2              $   2,484,182  $   7,491,447  $   9,975,629
FTVIPT Mutual Shares Securities Class 2                                  5,186,353             --      5,186,353
FTVIPT Templeton Global Bond Securities Class 2                          9,832,543        923,833     10,756,376
FTVIPT Templeton Growth Securities Class 2                              (2,257,608)            --     (2,257,608)
Goldman Sachs VIT Large Cap Value Service Class                          2,177,093      3,923,274      6,100,367
Huntington VA Balanced                                                       7,484         11,887         19,371
Huntington VA Dividend Capture                                               6,798             --          6,798
Invesco V.I. Capital Appreciation Series I                                (130,100)            --       (130,100)
Invesco V.I. Capital Appreciation Series II                                    974             --            974
Invesco V.I. Core Equity Series I                                          279,567             --        279,567
Invesco V.I. Core Equity Series II                                         137,647             --        137,647
Invesco V.I. International Growth Series I                                 132,231             --        132,231
Invesco V.I. International Growth Series II                                212,541             --        212,541
Invesco Van Kampen V.I. American Franchise Series I                        (12,059)            --        (12,059)
Invesco Van Kampen V.I. American Franchise Series II                       (14,483)            --        (14,483)
Janus Aspen Series Balanced Service Class                                  614,084      1,284,463      1,898,547
Janus Aspen Series Enterprise Service Class                                628,314             --        628,314
Janus Aspen Series Worldwide Service Class                                  13,135             --         13,135
LVIP American Balanced Allocation Standard Class                                46             82            128
LVIP American Global Growth Service Class II                               267,586             --        267,586
LVIP American Global Small Capitalization Service Class II                (244,212)            --       (244,212)
LVIP American Growth Allocation Standard Class                                   3            138            141
LVIP American Growth Service Class II                                    1,738,899             --      1,738,899
LVIP American Growth-Income Service Class II                             1,330,655             --      1,330,655
LVIP American International Service Class II                              (171,341)            --       (171,341)
LVIP Baron Growth Opportunities Service Class                            4,623,198      5,673,248     10,296,446
LVIP BlackRock Emerging Markets Index RPM Service Class                       (188)            --           (188)
LVIP BlackRock Equity Dividend RPM Service Class                           755,133             --        755,133
LVIP BlackRock Inflation Protected Bond Standard Class                         669          4,214          4,883
LVIP BlackRock Inflation Protected Bond Service Class                    2,685,683      7,381,655     10,067,338
LVIP Capital Growth Service Class                                        5,895,922             --      5,895,922
LVIP Clarion Global Real Estate Service Class                            2,583,426             --      2,583,426
LVIP Columbia Small-Mid Cap Growth RPM Service Class                       346,435             --        346,435
LVIP Delaware Bond Standard Class                                        3,260,010      3,636,102      6,896,112
LVIP Delaware Bond Service Class                                        14,584,867     50,530,739     65,115,606
LVIP Delaware Diversified Floating Rate Standard Class                           4             --              4
LVIP Delaware Diversified Floating Rate Service Class                      (74,630)            --        (74,630)
LVIP Delaware Foundation Aggressive Allocation Standard Class              (71,413)            --        (71,413)
LVIP Delaware Foundation Aggressive Allocation Service Class               (15,726)            --        (15,726)
LVIP Delaware Growth and Income Service Class                            1,719,826         33,850      1,753,676
LVIP Delaware Social Awareness Standard Class                              389,823        644,449      1,034,272
LVIP Delaware Social Awareness Service Class                             1,154,704      3,163,750      4,318,454
LVIP Delaware Special Opportunities Service Class                         (284,001)     4,781,607      4,497,606
LVIP Dimensional Non-U.S. Equity Standard Class                              2,377          1,640          4,017
LVIP Dimensional Non-U.S. Equity Service Class                             127,580         53,954        181,534
LVIP Dimensional U.S. Equity Standard Class                                  1,725            143          1,868
LVIP Dimensional U.S. Equity Service Class                                 717,516          7,976        725,492
LVIP Dimensional/Vanguard Total Bond Standard Class                          1,773          1,307          3,080
LVIP Dimensional/Vanguard Total Bond Service Class                         616,140        183,414        799,554
LVIP Global Income Service Class                                           638,247        855,637      1,493,884
LVIP JPMorgan High Yield Service Class                                   1,459,664             --      1,459,664
LVIP JPMorgan Mid Cap Value RPM Service Class                            1,044,479             --      1,044,479
LVIP MFS International Growth Service Class                                815,764             --        815,764
LVIP MFS Value Service Class                                            16,334,398             --     16,334,398
LVIP Mid-Cap Value Service Class                                         2,041,000             --      2,041,000
LVIP Mondrian International Value Standard Class                          (414,839)            --       (414,839)
LVIP Mondrian International Value Service Class                         (1,962,215)            --     (1,962,215)
LVIP Money Market Standard Class                                                 1            227            228

                                                                          NET            NET
                                                                       CHANGE IN      INCREASE
                                                                      UNREALIZED     (DECREASE)
                                                                     APPRECIATION      IN NET
                                                                          OR           ASSETS
                                                                     DEPRECIATION     RESULTING
                                                                          ON            FROM
SUBACCOUNT                                                            INVESTMENTS    OPERATIONS
-------------------------------------------------------------------------------------------------
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2              $     327,046  $   8,638,883
FTVIPT Mutual Shares Securities Class 2                                 71,086,582     82,263,595
FTVIPT Templeton Global Bond Securities Class 2                         32,450,476     70,809,116
FTVIPT Templeton Growth Securities Class 2                              10,377,900      8,303,870
Goldman Sachs VIT Large Cap Value Service Class                         20,158,196     26,519,348
Huntington VA Balanced                                                      98,872        122,730
Huntington VA Dividend Capture                                              24,903         63,128
Invesco V.I. Capital Appreciation Series I                                 504,808        362,354
Invesco V.I. Capital Appreciation Series II                                183,384        177,403
Invesco V.I. Core Equity Series I                                          810,845      1,043,681
Invesco V.I. Core Equity Series II                                         195,759        312,142
Invesco V.I. International Growth Series I                                 234,769        366,370
Invesco V.I. International Growth Series II                                102,328        305,266
Invesco Van Kampen V.I. American Franchise Series I                        (62,489)       (98,610)
Invesco Van Kampen V.I. American Franchise Series II                       (30,969)       (58,553)
Janus Aspen Series Balanced Service Class                                   36,611      2,095,943
Janus Aspen Series Enterprise Service Class                                374,982        902,368
Janus Aspen Series Worldwide Service Class                                 170,299        174,826
LVIP American Balanced Allocation Standard Class                             6,583          9,303
LVIP American Global Growth Service Class II                             7,774,419      7,729,424
LVIP American Global Small Capitalization Service Class II               6,723,336      6,167,538
LVIP American Growth Allocation Standard Class                               8,826         16,066
LVIP American Growth Service Class II                                   24,880,051     23,767,709
LVIP American Growth-Income Service Class II                            17,442,364     18,017,546
LVIP American International Service Class II                            12,853,589     13,490,944
LVIP Baron Growth Opportunities Service Class                            7,237,475     17,001,810
LVIP BlackRock Emerging Markets Index RPM Service Class                    262,378        298,577
LVIP BlackRock Equity Dividend RPM Service Class                         4,546,632      4,871,535
LVIP BlackRock Inflation Protected Bond Standard Class                       1,910          4,819
LVIP BlackRock Inflation Protected Bond Service Class                    7,668,904     12,419,726
LVIP Capital Growth Service Class                                       33,984,141     37,239,997
LVIP Clarion Global Real Estate Service Class                           16,792,029     17,847,094
LVIP Columbia Small-Mid Cap Growth RPM Service Class                     1,790,828      1,502,751
LVIP Delaware Bond Standard Class                                          626,259      7,914,667
LVIP Delaware Bond Service Class                                        27,100,605    100,504,764
LVIP Delaware Diversified Floating Rate Standard Class                         (61)           290
LVIP Delaware Diversified Floating Rate Service Class                    3,851,855      3,217,596
LVIP Delaware Foundation Aggressive Allocation Standard Class            1,162,480      1,080,343
LVIP Delaware Foundation Aggressive Allocation Service Class             2,468,288      2,387,299
LVIP Delaware Growth and Income Service Class                            3,431,113      4,836,752
LVIP Delaware Social Awareness Standard Class                              280,846      1,230,630
LVIP Delaware Social Awareness Service Class                             1,819,329      5,591,894
LVIP Delaware Special Opportunities Service Class                          662,882      4,665,210
LVIP Dimensional Non-U.S. Equity Standard Class                             93,169        111,662
LVIP Dimensional Non-U.S. Equity Service Class                           2,935,974      3,313,742
LVIP Dimensional U.S. Equity Standard Class                                 76,277         83,251
LVIP Dimensional U.S. Equity Service Class                               4,319,648      4,768,939
LVIP Dimensional/Vanguard Total Bond Standard Class                           (253)        12,423
LVIP Dimensional/Vanguard Total Bond Service Class                         667,330      1,477,362
LVIP Global Income Service Class                                        21,929,462     23,838,251
LVIP JPMorgan High Yield Service Class                                   6,835,808     11,778,299
LVIP JPMorgan Mid Cap Value RPM Service Class                            2,222,607      2,822,724
LVIP MFS International Growth Service Class                             20,678,066     20,544,968
LVIP MFS Value Service Class                                            70,140,343     85,074,507
LVIP Mid-Cap Value Service Class                                         8,590,289      9,837,418
LVIP Mondrian International Value Standard Class                         1,420,629      1,171,849
LVIP Mondrian International Value Service Class                          8,859,297      7,999,330
LVIP Money Market Standard Class                                                (1)      (820,907)

                                                                                      MORTALITY
                                                                       DIVIDENDS         AND            NET
                                                                         FROM          EXPENSE      INVESTMENT
                                                                      INVESTMENT      GUARANTEE       INCOME
SUBACCOUNT                                                              INCOME         CHARGES        (LOSS)
----------------------------------------------------------------------------------------------------------------
LVIP Money Market Service Class                                      $      83,574  $  (5,469,592) $  (5,386,018)
LVIP Protected Profile 2010 Service Class                                  132,720       (131,658)         1,062
LVIP Protected Profile 2020 Service Class                                  249,842       (266,661)       (16,819)
LVIP Protected Profile 2030 Service Class                                  139,599       (179,950)       (40,351)
LVIP Protected Profile 2040 Service Class                                   66,826        (95,320)       (28,494)
LVIP Protected Profile Conservative Standard Class                             761           (261)           500
LVIP Protected Profile Conservative Service Class                       23,825,929     (9,566,350)    14,259,579
LVIP Protected Profile Growth Standard Class                                 3,003           (982)         2,021
LVIP Protected Profile Growth Service Class                             38,880,311    (20,874,719)    18,005,592
LVIP Protected Profile Moderate Service Class                           62,407,802    (28,533,806)    33,873,996
LVIP SSgA Bond Index Standard Class                                            640           (173)           467
LVIP SSgA Bond Index Service Class                                      21,878,012    (16,903,139)     4,974,873
LVIP SSgA Conservative Index Allocation Service Class                    1,313,613       (793,029)       520,584
LVIP SSgA Conservative Structured Allocation Service Class               6,991,301     (3,257,640)     3,733,661
LVIP SSgA Developed International 150 Service Class                      3,265,441     (2,316,455)       948,986
LVIP SSgA Emerging Markets 100 Standard Class                                1,905           (454)         1,451
LVIP SSgA Emerging Markets 100 Service Class                             4,095,359     (2,896,242)     1,199,117
LVIP SSgA Global Tactical Allocation RPM Standard Class                        509            (58)           451
LVIP SSgA Global Tactical Allocation RPM Service Class                  10,099,147     (5,138,685)     4,960,462
LVIP SSgA International Index Standard Class                                   542            (86)           456
LVIP SSgA International Index Service Class                              3,336,226     (3,408,993)       (72,767)
LVIP SSgA Large Cap 100 Standard Class                                          --             (1)            (1)
LVIP SSgA Large Cap 100 Service Class                                    3,787,599     (4,881,308)    (1,093,709)
LVIP SSgA Moderate Index Allocation Service Class                        2,654,367     (1,979,084)       675,283
LVIP SSgA Moderate Structured Allocation Service Class                  17,491,406     (8,358,980)     9,132,426
LVIP SSgA Moderately Aggressive Index Allocation Service Class           2,483,198     (1,903,063)       580,135
LVIP SSgA Moderately Aggressive Structured Allocation Service Class     12,766,118     (5,583,185)     7,182,933
LVIP SSgA S&P 500 Index Standard Class                                      14,894        (28,102)       (13,208)
LVIP SSgA S&P 500 Index Service Class                                    3,464,729     (7,785,979)    (4,321,250)
LVIP SSgA Small-Cap Index Standard Class                                       368           (355)            13
LVIP SSgA Small-Cap Index Service Class                                    612,967     (2,248,211)    (1,635,244)
LVIP SSgA Small-Mid Cap 200 Standard Class                                     292            (30)           262
LVIP SSgA Small-Mid Cap 200 Service Class                                2,088,830     (1,585,562)       503,268
LVIP T. Rowe Price Growth Stock Service Class                                   --     (2,006,448)    (2,006,448)
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                     --        (40,922)       (40,922)
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                      --     (1,292,507)    (1,292,507)
LVIP Templeton Growth RPM Service Class                                  2,410,021     (2,213,183)       196,838
LVIP UBS Large Cap Growth RPM Standard Class                                    --        (38,325)       (38,325)
LVIP UBS Large Cap Growth RPM Service Class                                     --       (929,099)      (929,099)
LVIP Vanguard Domestic Equity ETF Standard Class                               951           (220)           731
LVIP Vanguard Domestic Equity ETF Service Class                            528,399       (570,241)       (41,842)
LVIP Vanguard International Equity ETF Standard Class                        1,442           (124)         1,318
LVIP Vanguard International Equity ETF Service Class                       966,722       (325,673)       641,049
Lord Abbett Fundamental Equity Class VC                                     80,233       (139,246)       (59,013)
MFS VIT Core Equity Service Class                                           10,179        (35,442)       (25,263)
MFS VIT Growth Initial Class                                                    --        (39,706)       (39,706)
MFS VIT Growth Service Class                                                    --       (373,285)      (373,285)
MFS VIT Total Return Initial Class                                         310,060       (162,027)       148,033
MFS VIT Total Return Service Class                                       7,143,986     (4,642,567)     2,501,419
MFS VIT Utilities Initial Class                                            694,858       (147,651)       547,207
MFS VIT Utilities Service Class                                         12,802,577     (3,223,957)     9,578,620
Morgan Stanley UIF Capital Growth Class II                                      --        (14,567)       (14,567)
NB AMT Mid Cap Growth I Class                                                   --       (670,921)      (670,921)
NB AMT Mid Cap Intrinsic Value I Class                                     228,418       (638,377)      (409,959)
Oppenheimer Global Securities Service Class                                140,685        (69,625)        71,060
PIMCO VIT CommodityRealReturn Strategy Advisor Class                       366,586       (235,222)       131,364
Putnam VT Global Health Care Class IB                                       35,761        (52,106)       (16,345)
Putnam VT Growth & Income Class IB                                          24,533        (22,814)         1,719

See accompanying notes.

                                                                                                     TOTAL NET
                                                                          NET         DIVIDENDS      REALIZED
                                                                       REALIZED       FROM NET         GAIN
                                                                         GAIN         REALIZED        (LOSS)
                                                                       (LOSS) ON       GAIN ON          ON
SUBACCOUNT                                                            INVESTMENTS    INVESTMENTS    INVESTMENTS
----------------------------------------------------------------------------------------------------------------
LVIP Money Market Service Class                                      $           1  $       1,424  $       1,425
LVIP Protected Profile 2010 Service Class                                  353,207             --        353,207
LVIP Protected Profile 2020 Service Class                                  490,362             --        490,362
LVIP Protected Profile 2030 Service Class                                  266,482             --        266,482
LVIP Protected Profile 2040 Service Class                                  122,738             --        122,738
LVIP Protected Profile Conservative Standard Class                              (2)            --             (2)
LVIP Protected Profile Conservative Service Class                        8,231,087      2,906,397     11,137,484
LVIP Protected Profile Growth Standard Class                                 8,248             --          8,248
LVIP Protected Profile Growth Service Class                              2,887,962             --      2,887,962
LVIP Protected Profile Moderate Service Class                           11,480,448             --     11,480,448
LVIP SSgA Bond Index Standard Class                                            121              2            123
LVIP SSgA Bond Index Service Class                                       9,733,843        117,464      9,851,307
LVIP SSgA Conservative Index Allocation Service Class                      389,491         16,195        405,686
LVIP SSgA Conservative Structured Allocation Service Class               1,103,156        367,502      1,470,658
LVIP SSgA Developed International 150 Service Class                        784,650             --        784,650
LVIP SSgA Emerging Markets 100 Standard Class                                  (40)         5,502          5,462
LVIP SSgA Emerging Markets 100 Service Class                              (479,339)    16,726,955     16,247,616
LVIP SSgA Global Tactical Allocation RPM Standard Class                         --             --             --
LVIP SSgA Global Tactical Allocation RPM Service Class                     604,778             --        604,778
LVIP SSgA International Index Standard Class                                   145             --            145
LVIP SSgA International Index Service Class                              2,134,736             --      2,134,736
LVIP SSgA Large Cap 100 Standard Class                                          --             --             --
LVIP SSgA Large Cap 100 Service Class                                   12,588,440             --     12,588,440
LVIP SSgA Moderate Index Allocation Service Class                          750,152         60,365        810,517
LVIP SSgA Moderate Structured Allocation Service Class                   1,356,642      1,339,169      2,695,811
LVIP SSgA Moderately Aggressive Index Allocation Service Class             700,878         92,452        793,330
LVIP SSgA Moderately Aggressive Structured Allocation Service Class        525,139      1,098,123      1,623,262
LVIP SSgA S&P 500 Index Standard Class                                     202,519             --        202,519
LVIP SSgA S&P 500 Index Service Class                                   21,794,692             --     21,794,692
LVIP SSgA Small-Cap Index Standard Class                                       394             --            394
LVIP SSgA Small-Cap Index Service Class                                  5,912,170             --      5,912,170
LVIP SSgA Small-Mid Cap 200 Standard Class                                     (20)           506            486
LVIP SSgA Small-Mid Cap 200 Service Class                                3,208,317      7,561,656     10,769,973
LVIP T. Rowe Price Growth Stock Service Class                            4,708,465             --      4,708,465
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                173,712         68,430        242,142
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class               3,900,251      2,289,408      6,189,659
LVIP Templeton Growth RPM Service Class                                  1,411,251             --      1,411,251
LVIP UBS Large Cap Growth RPM Standard Class                               123,274             --        123,274
LVIP UBS Large Cap Growth RPM Service Class                              2,447,067             --      2,447,067
LVIP Vanguard Domestic Equity ETF Standard Class                               164             --            164
LVIP Vanguard Domestic Equity ETF Service Class                            661,199             --        661,199
LVIP Vanguard International Equity ETF Standard Class                           89             --             89
LVIP Vanguard International Equity ETF Service Class                       115,076            289        115,365
Lord Abbett Fundamental Equity Class VC                                    237,681        230,883        468,564
MFS VIT Core Equity Service Class                                          122,043             --        122,043
MFS VIT Growth Initial Class                                                 9,035             --          9,035
MFS VIT Growth Service Class                                             1,328,199             --      1,328,199
MFS VIT Total Return Initial Class                                         127,300             --        127,300
MFS VIT Total Return Service Class                                       2,214,741             --      2,214,741
MFS VIT Utilities Initial Class                                            392,568             --        392,568
MFS VIT Utilities Service Class                                          3,622,063             --      3,622,063
Morgan Stanley UIF Capital Growth Class II                                  45,668         72,647        118,315
NB AMT Mid Cap Growth I Class                                            4,680,174             --      4,680,174
NB AMT Mid Cap Intrinsic Value I Class                                     655,418      9,834,431     10,489,849
Oppenheimer Global Securities Service Class                                 96,194             --         96,194
PIMCO VIT CommodityRealReturn Strategy Advisor Class                      (906,211)       470,029       (436,182)
Putnam VT Global Health Care Class IB                                       63,125        230,722        293,847
Putnam VT Growth & Income Class IB                                         (62,401)            --        (62,401)

                                                                          NET            NET
                                                                       CHANGE IN      INCREASE
                                                                      UNREALIZED     (DECREASE)
                                                                     APPRECIATION      IN NET
                                                                          OR           ASSETS
                                                                     DEPRECIATION     RESULTING
                                                                          ON            FROM
SUBACCOUNT                                                            INVESTMENTS    OPERATIONS
-------------------------------------------------------------------------------------------------
LVIP Money Market Service Class                                      $          (1) $  (5,384,594)
LVIP Protected Profile 2010 Service Class                                  149,265        503,534
LVIP Protected Profile 2020 Service Class                                  552,425      1,025,968
LVIP Protected Profile 2030 Service Class                                  374,035        600,166
LVIP Protected Profile 2040 Service Class                                  183,556        277,800
LVIP Protected Profile Conservative Standard Class                            (212)           286
LVIP Protected Profile Conservative Service Class                       13,717,576     39,114,639
LVIP Protected Profile Growth Standard Class                                    --         10,269
LVIP Protected Profile Growth Service Class                             69,137,393     90,030,947
LVIP Protected Profile Moderate Service Class                           77,295,555    122,649,999
LVIP SSgA Bond Index Standard Class                                           (436)           154
LVIP SSgA Bond Index Service Class                                       3,230,042     18,056,222
LVIP SSgA Conservative Index Allocation Service Class                    1,879,606      2,805,876
LVIP SSgA Conservative Structured Allocation Service Class               4,961,825     10,166,144
LVIP SSgA Developed International 150 Service Class                     14,283,977     16,017,613
LVIP SSgA Emerging Markets 100 Standard Class                                1,096          8,009
LVIP SSgA Emerging Markets 100 Service Class                               (95,148)    17,351,585
LVIP SSgA Global Tactical Allocation RPM Standard Class                        555          1,006
LVIP SSgA Global Tactical Allocation RPM Service Class                  18,339,722     23,904,962
LVIP SSgA International Index Standard Class                                 3,336          3,937
LVIP SSgA International Index Service Class                             28,301,738     30,363,707
LVIP SSgA Large Cap 100 Standard Class                                          14             13
LVIP SSgA Large Cap 100 Service Class                                   16,147,960     27,642,691
LVIP SSgA Moderate Index Allocation Service Class                        7,602,444      9,088,244
LVIP SSgA Moderate Structured Allocation Service Class                  23,060,886     34,889,123
LVIP SSgA Moderately Aggressive Index Allocation Service Class           8,577,410      9,950,875
LVIP SSgA Moderately Aggressive Structured Allocation Service Class     17,189,012     25,995,207
LVIP SSgA S&P 500 Index Standard Class                                      47,667        236,978
LVIP SSgA S&P 500 Index Service Class                                   40,123,963     57,597,405
LVIP SSgA Small-Cap Index Standard Class                                     4,219          4,626
LVIP SSgA Small-Cap Index Service Class                                 12,747,434     17,024,360
LVIP SSgA Small-Mid Cap 200 Standard Class                                     (70)           678
LVIP SSgA Small-Mid Cap 200 Service Class                               (1,052,845)    10,220,396
LVIP T. Rowe Price Growth Stock Service Class                           12,156,452     14,858,469
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                 96,396        297,616
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class               4,105,170      9,002,322
LVIP Templeton Growth RPM Service Class                                 22,383,898     23,991,987
LVIP UBS Large Cap Growth RPM Standard Class                               207,792        292,741
LVIP UBS Large Cap Growth RPM Service Class                              5,395,610      6,913,578
LVIP Vanguard Domestic Equity ETF Standard Class                             2,181          3,076
LVIP Vanguard Domestic Equity ETF Service Class                          2,552,433      3,171,790
LVIP Vanguard International Equity ETF Standard Class                        2,881          4,288
LVIP Vanguard International Equity ETF Service Class                     2,111,210      2,867,624
Lord Abbett Fundamental Equity Class VC                                    977,048      1,386,599
MFS VIT Core Equity Service Class                                          194,034        290,814
MFS VIT Growth Initial Class                                               437,367        406,696
MFS VIT Growth Service Class                                             1,886,820      2,841,734
MFS VIT Total Return Initial Class                                         791,220      1,066,553
MFS VIT Total Return Service Class                                      20,409,000     25,125,160
MFS VIT Utilities Initial Class                                            234,512      1,174,287
MFS VIT Utilities Service Class                                          8,186,917     21,387,600
Morgan Stanley UIF Capital Growth Class II                                  89,482        193,230
NB AMT Mid Cap Growth I Class                                              413,549      4,422,802
NB AMT Mid Cap Intrinsic Value I Class                                  (4,998,733)     5,081,157
Oppenheimer Global Securities Service Class                              1,173,368      1,340,622
PIMCO VIT CommodityRealReturn Strategy Advisor Class                       656,996        352,178
Putnam VT Global Health Care Class IB                                      250,763        528,265
Putnam VT Growth & Income Class IB                                         279,900        219,218

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2012

                                                                            ABVPSF
                                                                            GLOBAL         ABVPSF         ABVPSF         ABVPSF
                                                                           THEMATIC        GROWTH      INTERNATIONAL    LARGE CAP
                                                                            GROWTH       AND INCOME        VALUE         GROWTH
                                                                            CLASS B        CLASS B        CLASS B        CLASS B
                                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                            $  29,512,963  $ 153,878,947  $ 177,374,151  $  12,963,373

Changes From Operations:
 - Net investment income (loss)                                               (365,432)      (732,353)     5,584,584       (174,221)
 - Net realized gain (loss) on investments                                     498,055     (4,578,913)    (4,812,633)       421,824
 - Net change in unrealized appreciation or depreciation on investments     (7,720,035)    11,634,524    (43,176,878)      (708,542)
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                  (7,587,412)     6,323,258    (42,404,927)      (460,939)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                        4,160,473      7,164,944     17,418,292         67,954
 - Contract withdrawals and transfers to annuity reserves                   (2,119,141)   (19,246,242)   (10,556,983)    (2,362,056)
 - Contract transfers                                                       (1,103,278)    (4,080,198)    40,852,257       (481,153)
                                                                         -------------  -------------  -------------  -------------
                                                                               938,054    (16,161,496)    47,713,566     (2,775,255)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         --         19,163             --             --
 - Annuity Payments                                                               (207)       (13,643)        (5,323)            --
 - Receipt (reimbursement) of mortality guarantee adjustments                       --          1,177              1             --
                                                                         -------------  -------------  -------------  -------------
                                                                                  (207)         6,697         (5,322)            --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              937,847    (16,154,799)    47,708,244     (2,775,255)
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (6,649,565)    (9,831,541)     5,303,317     (3,236,194)
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                             22,863,398    144,047,406    182,677,468      9,727,179
Changes From Operations:
 - Net investment income (loss)                                               (415,297)      (400,642)       337,945       (150,632)
 - Net realized gain (loss) on investments                                    (621,168)     1,329,649     (8,769,526)       516,515
 - Net change in unrealized appreciation or depreciation on investments      3,340,603     21,213,368     32,861,253        972,823
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                   2,304,138     22,142,375     24,429,672      1,338,706
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                        1,641,819      1,749,444      3,675,506         25,568
 - Contract withdrawals and transfers to annuity reserves                   (2,260,369)   (16,463,168)   (12,932,877)    (2,087,976)
 - Contract transfers                                                         (544,107)      (592,496)         1,814       (213,699)
                                                                         -------------  -------------  -------------  -------------
                                                                            (1,162,657)   (15,306,220)    (9,255,557)    (2,276,107)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         --             --             --             --
 - Annuity Payments                                                                 --        (14,061)        (4,522)            --
 - Receipt (reimbursement) of mortality guarantee adjustments                       --        (15,426)            (1)            --
                                                                         -------------  -------------  -------------  -------------
                                                                                    --        (29,487)        (4,523)            --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                           (1,162,657)   (15,335,707)    (9,260,080)    (2,276,107)
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      1,141,481      6,806,668     15,169,592       (937,401)
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                          $  24,004,879  $ 150,854,074  $ 197,847,060  $   8,789,778
                                                                         =============  =============  =============  =============

See accompanying notes.

                                                                                                                  AMERICAN
                                                                              ABVPSF           AMERICAN            FUNDS
                                                                             SMALL/MID          CENTURY          BLUE CHIP
                                                                                CAP          VP INFLATION         INCOME
                                                                               VALUE          PROTECTION        AND GROWTH
                                                                              CLASS B          CLASS II           CLASS 1
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $   150,623,922   $   494,227,301   $            --

Changes From Operations:
 - Net investment income (loss)                                                (1,796,719)       11,430,254                --
 - Net realized gain (loss) on investments                                      5,519,276        15,917,749                --
 - Net change in unrealized appreciation or depreciation on investments       (16,910,374)       19,027,861                --
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                    (13,187,817)       46,375,864                --
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          14,945,787         6,029,039                --
 - Contract withdrawals and transfers to annuity reserves                     (12,456,593)      (40,629,724)               --
 - Contract transfers                                                          (8,825,762)      (25,688,851)               --
                                                                          ---------------   ---------------   ---------------
                                                                               (6,336,568)      (60,289,536)               --
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --            32,852                --
 - Annuity Payments                                                                (4,755)           (9,679)               --
 - Receipt (reimbursement) of mortality guarantee adjustments                           6               564                --
                                                                          ---------------   ---------------   ---------------
                                                                                   (4,749)           23,737                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              (6,341,317)      (60,265,799)               --
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (19,529,134)      (13,889,935)               --
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                               131,094,788       480,337,366                --
Changes From Operations:
 - Net investment income (loss)                                                (1,803,191)        3,502,463             6,207
 - Net realized gain (loss) on investments                                      8,117,185        20,277,851               380
 - Net change in unrealized appreciation or depreciation on investments        14,717,492         2,414,917             8,074
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     21,031,486        26,195,231            14,661
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                           7,840,115         5,455,998           502,260
 - Contract withdrawals and transfers to annuity reserves                     (11,579,799)      (47,160,561)          (12,888)
 - Contract transfers                                                          (5,235,160)        8,230,476            41,930
                                                                          ---------------   ---------------   ---------------
                                                                               (8,974,844)      (33,474,087)          531,302
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                (4,624)          (13,550)               --
 - Receipt (reimbursement) of mortality guarantee adjustments                         (87)             (317)               --
                                                                          ---------------   ---------------   ---------------
                                                                                   (4,711)          (13,867)               --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              (8,979,555)      (33,487,954)          531,302
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        12,051,931        (7,292,723)          545,963
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $   143,146,719   $   473,044,643   $       545,963
                                                                          ===============   ===============   ===============

                                                                                               AMERICAN          AMERICAN
                                                                             AMERICAN            FUNDS             FUNDS
                                                                               FUNDS            GLOBAL            GLOBAL
                                                                               BOND            BALANCED            BOND
                                                                              CLASS 1           CLASS 1           CLASS 1
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $            --   $            --   $            --

Changes From Operations:
 - Net investment income (loss)                                                        --                --                --
 - Net realized gain (loss) on investments                                             --                --                --
 - Net change in unrealized appreciation or depreciation on investments                --                --                --
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                             --                --                --
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                                  --                --                --
 - Contract withdrawals and transfers to annuity reserves                              --                --                --
 - Contract transfers                                                                  --                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --                --
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                      --                --                --
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                --                --                --
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                        --                --                --
Changes From Operations:
 - Net investment income (loss)                                                     1,609               436             3,187
 - Net realized gain (loss) on investments                                              6                34                77
 - Net change in unrealized appreciation or depreciation on investments              (862)            1,202            (1,493)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                            753             1,672             1,771
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                              96,361            28,602           236,935
 - Contract withdrawals and transfers to annuity reserves                             (85)             (168)             (520)
 - Contract transfers                                                                 789              (408)           50,983
                                                                          ---------------   ---------------   ---------------
                                                                                   97,065            28,026           287,398
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                  97,065            28,026           287,398
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            97,818            29,698           289,169
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $        97,818   $        29,698   $       289,169
                                                                          ===============   ===============   ===============

                                                                             AMERICAN          AMERICAN          AMERICAN
                                                                               FUNDS             FUNDS             FUNDS
                                                                              GLOBAL            GLOBAL            GLOBAL
                                                                             DISCOVERY          GROWTH            GROWTH
                                                                              CLASS 1           CLASS 1           CLASS 2
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $            --   $            --   $   331,309,961

Changes From Operations:
 - Net investment income (loss)                                                        --                --          (888,635)
 - Net realized gain (loss) on investments                                             --                --         3,234,749
 - Net change in unrealized appreciation or depreciation on investments                --                --       (34,115,811)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                             --                --       (31,769,697)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                                  --                --         6,023,247
 - Contract withdrawals and transfers to annuity reserves                              --                --       (24,111,324)
 - Contract transfers                                                                  --                --        (3,760,318)
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --       (21,848,395)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --            12,659
 - Annuity Payments                                                                    --                --           (12,336)
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --               849
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --             1,172
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                      --                --       (21,847,223)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                --                --       (53,616,920)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                        --                --       277,693,041
Changes From Operations:
 - Net investment income (loss)                                                       127                25        (1,966,339)
 - Net realized gain (loss) on investments                                             51                --         4,545,874
 - Net change in unrealized appreciation or depreciation on investments               924                32        52,011,268
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                          1,102                57        54,590,803
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                              14,003             5,001         4,464,959
 - Contract withdrawals and transfers to annuity reserves                             (49)               --       (26,796,894)
 - Contract transfers                                                              11,744             2,500       (15,551,790)
                                                                          ---------------   ---------------   ---------------
                                                                                   25,698             7,501       (37,883,725)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                --           (29,418)
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --            (4,569)
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --           (33,987)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                  25,698             7,501       (37,917,712)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            26,800             7,558        16,673,091
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $        26,800   $         7,558   $   294,366,132
                                                                          ===============   ===============   ===============

                                                                           AMERICAN
                                                                             FUNDS
                                                                            GLOBAL       AMERICAN       AMERICAN        AMERICAN
                                                                             SMALL        FUNDS          FUNDS            FUNDS
                                                                         CAPITALIZATION   GROWTH         GROWTH       GROWTH-INCOME
                                                                            CLASS 2      CLASS 1        CLASS 2          CLASS 1
                                                                          SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                            $ 405,935,380  $       --  $  1,945,075,727  $          --
Changes From Operations:
 - Net investment income (loss)                                               (308,000)         --       (18,854,487)            --
 - Net realized gain (loss) on investments                                   3,685,372          --        30,655,758             --
 - Net change in unrealized appreciation or depreciation on investments    (88,462,536)         --      (108,754,871)            --
                                                                         -------------  ----------  ----------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                 (85,085,164)         --       (96,953,600)            --
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                       21,716,156          --        26,405,593             --
 - Contract withdrawals and transfers to annuity reserves                  (29,737,917)         --      (174,096,225)            --
 - Contract transfers                                                       49,082,535          --      (102,041,985)            --
                                                                         -------------  ----------  ----------------  -------------
                                                                            41,060,774          --      (249,732,617)            --
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         --          --            38,537             --
 - Annuity Payments                                                            (11,457)         --           (96,945)            --
 - Receipt (reimbursement) of mortality guarantee adjustments                    2,516          --               (21)            --
                                                                         -------------  ----------  ----------------  -------------
                                                                                (8,941)         --           (58,429)            --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                           41,051,833          --      (249,791,046)            --
                                                                         -------------  ----------  ----------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (44,033,331)         --      (346,744,646)            --
                                                                         -------------  ----------  ----------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                            361,902,049          --     1,598,331,081             --
Changes From Operations:
 - Net investment income (loss)                                                 87,153         224       (14,063,206)            36
 - Net realized gain (loss) on investments                                     375,609         189        41,729,039             --
 - Net change in unrealized appreciation or depreciation on investments     60,558,892      10,961       215,352,516            (12)
                                                                         -------------  ----------  ----------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                  61,021,654      11,374       243,018,349             24
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                       14,951,606     154,608        18,128,170          5,001
 - Contract withdrawals and transfers to annuity reserves                  (30,689,878)        (88)     (165,148,398)            --
 - Contract transfers                                                        5,732,948      15,734      (116,685,994)         2,500
                                                                         -------------  ----------  ----------------  -------------
                                                                           (10,005,324)    170,254      (263,706,222)         7,501
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         --          --                --             --
 - Annuity Payments                                                            (10,003)         --           (95,725)            --
 - Receipt (reimbursement) of mortality guarantee adjustments                    3,502          --            (7,439)            --
                                                                         -------------  ----------  ----------------  -------------
                                                                                (6,501)         --          (103,164)            --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                          (10,011,825)    170,254      (263,809,386)         7,501
                                                                         -------------  ----------  ----------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     51,009,829     181,628       (20,791,037)         7,525
                                                                         -------------  ----------  ----------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                          $ 412,911,878  $  181,628  $  1,577,540,044          7,525
                                                                         =============  ==========  ================  =============

See accompanying notes.

                                                                                               AMERICAN
                                                                             AMERICAN            FUNDS           AMERICAN
                                                                               FUNDS          HIGH-INCOME          FUNDS
                                                                           GROWTH-INCOME         BOND          INTERNATIONAL
                                                                              CLASS 2           CLASS 1           CLASS 1
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $ 1,965,743,078   $            --   $            --
Changes From Operations:
 - Net investment income (loss)                                                   152,979                --                --
 - Net realized gain (loss) on investments                                      4,349,682                --                --
 - Net change in unrealized appreciation or depreciation on investments       (64,801,777)               --                --
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                    (60,299,116)               --                --
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          52,454,153                --                --
 - Contract withdrawals and transfers to annuity reserves                    (175,267,317)               --                --
 - Contract transfers                                                            (145,058)               --                --
                                                                          ---------------   ---------------   ---------------
                                                                             (122,958,222)               --                --
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                        22,831                --                --
 - Annuity Payments                                                              (221,422)               --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                       5,711                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                 (192,880)               --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                            (123,151,102)               --                --
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (183,450,218)               --                --
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                             1,782,292,860                --                --
Changes From Operations:
 - Net investment income (loss)                                                 2,047,942             8,875             1,519
 - Net realized gain (loss) on investments                                     25,176,571                50               109
 - Net change in unrealized appreciation or depreciation on investments       246,293,353            (3,873)           11,316
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                    273,517,866             5,052            12,944
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          43,085,693           166,935           154,599
 - Contract withdrawals and transfers to annuity reserves                    (180,593,135)             (413)               --
 - Contract transfers                                                         (28,738,074)           (1,208)           (2,294)
                                                                          ---------------   ---------------   ---------------
                                                                             (166,245,516)          165,314           152,305
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                              (205,607)               --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                    (153,398)               --                --
                                                                          ---------------   ---------------   ---------------
                                                                                 (359,005)               --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                            (166,604,521)          165,314           152,305
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       106,913,345           170,366           165,249
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $ 1,889,206,205   $       170,366   $       165,249
                                                                          ===============   ===============   ===============

                                                                                                                AMERICAN
                                                                             AMERICAN         AMERICAN            FUNDS
                                                                               FUNDS           FUNDS               NEW
                                                                           INTERNATIONAL      MORTGAGE            WORLD
                                                                              CLASS 2          CLASS 1           CLASS 1
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $   763,935,853   $            --   $            --
Changes From Operations:
 - Net investment income (loss)                                                 1,029,900                --                --
 - Net realized gain (loss) on investments                                        738,214                --                --
 - Net change in unrealized appreciation or depreciation on investments      (110,857,418)               --                --
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                   (109,089,304)               --                --
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          20,087,763                --                --
 - Contract withdrawals and transfers to annuity reserves                     (64,198,283)               --                --
 - Contract transfers                                                          11,339,111                --                --
                                                                          ---------------   ---------------   ---------------
                                                                              (32,771,409)               --                --
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                        21,996                --                --
 - Annuity Payments                                                               (37,550)               --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                       1,411                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                  (14,143)               --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                             (32,785,552)               --                --
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (141,874,856)               --                --
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                               622,060,997                --                --
Changes From Operations:
 - Net investment income (loss)                                                  (375,922)              123               196
 - Net realized gain (loss) on investments                                     (5,589,896)            1,048                71
 - Net change in unrealized appreciation or depreciation on investments       106,985,021            (1,650)            1,774
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                    101,019,203              (479)            2,041
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          27,021,886            93,784            24,903
 - Contract withdrawals and transfers to annuity reserves                     (60,028,939)             (423)             (203)
 - Contract transfers                                                          10,795,133            54,529               641
                                                                          ---------------   ---------------   ---------------
                                                                              (22,211,920)          147,890            25,341
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                               (28,618)               --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                     (34,234)               --                --
                                                                          ---------------   ---------------   ---------------
                                                                                  (62,852)               --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                             (22,274,772)          147,890            25,341
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        78,744,431           147,411            27,382
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $   700,805,428   $       147,411   $        27,382
                                                                          ===============   ===============   ===============

                                                                             AMERICAN
                                                                               FUNDS
                                                                               U.S.            BLACKROCK         BLACKROCK
                                                                            GOVERNMENT/         GLOBAL            GLOBAL
                                                                             AAA-RATED        ALLOCATION        ALLOCATION
                                                                            SECURITIES           V.I.              V.I.
                                                                              CLASS 1           CLASS I          CLASS III
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $            --   $            --   $   617,625,604
Changes From Operations:
 - Net investment income (loss)                                                        --                --         9,546,579
 - Net realized gain (loss) on investments                                             --                --        29,399,419
 - Net change in unrealized appreciation or depreciation on investments                --                --       (94,967,002)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                             --                --       (56,021,004)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                                  --                --       322,909,734
 - Contract withdrawals and transfers to annuity reserves                              --                --       (44,617,375)
 - Contract transfers                                                                  --                --       199,198,750
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --       477,491,109
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --             9,920
 - Annuity Payments                                                                    --                --           (16,609)
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --                11
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --            (6,678)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                      --                --       477,484,431
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                --                --       421,463,427
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                        --                --     1,039,089,031
Changes From Operations:
 - Net investment income (loss)                                                       358               953        (2,810,821)
 - Net realized gain (loss) on investments                                            228               194         5,459,441
 - Net change in unrealized appreciation or depreciation on investments              (631)             (139)       84,844,047
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                            (45)            1,008        87,492,667
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                              33,770            66,212       139,284,256
 - Contract withdrawals and transfers to annuity reserves                            (942)               --       (67,842,690)
 - Contract transfers                                                              32,153                --        67,417,356
                                                                          ---------------   ---------------   ---------------
                                                                                   64,981            66,212       138,858,922
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                --           (17,105)
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --            (1,115)
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --           (18,220)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                  64,981            66,212       138,840,702
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            64,936            67,220       226,333,369
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $        64,936   $        67,220   $ 1,265,422,400
                                                                          ===============   ===============   ===============


                                                                           DELAWARE       DELAWARE       DELAWARE       DELAWARE
                                                                              VIP            VIP            VIP            VIP
                                                                          DIVERSIFIED    DIVERSIFIED     EMERGING         HIGH
                                                                            INCOME         INCOME         MARKETS         YIELD
                                                                           STANDARD        SERVICE        SERVICE       STANDARD
                                                                             CLASS          CLASS          CLASS          CLASS
                                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                            $         --  $   998,422,247  $312,915,951  $ 11,622,616
Changes From Operations:
 - Net investment income (loss)                                                    --       25,109,261      (269,638)      489,277
 - Net realized gain (loss) on investments                                         --       53,955,639     4,302,383       600,126
 - Net change in unrealized appreciation or depreciation on investments            --      (30,828,894)  (78,398,190)     (906,264)
                                                                         ------------  ---------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                         --       48,236,006   (74,365,445)      183,139
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                              --      165,010,387    63,856,572        14,602
 - Contract withdrawals and transfers to annuity reserves                          --      (88,083,380)  (24,257,996)     (926,688)
 - Contract transfers                                                              --       67,272,796    30,235,030    (5,640,538)
                                                                         ------------  ---------------  ------------  ------------
                                                                                   --      144,199,803    69,833,606    (6,552,624)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                        --               --         4,209            --
 - Annuity Payments                                                                --          (26,122)       (9,504)         (281)
 - Receipt (reimbursement) of mortality guarantee adjustments                      --           (5,363)          (20)           40
                                                                         ------------  ---------------  ------------  ------------
                                                                                   --          (31,485)       (5,315)         (241)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                  --      144,168,318    69,828,291    (6,552,865)
                                                                         ------------  ---------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            --      192,404,324    (4,537,154)   (6,369,726)
                                                                         ------------  ---------------  ------------  ------------
NET ASSETS AT DECEMBER 31, 2011                                                    --    1,190,826,571   308,378,797     5,252,890
Changes From Operations:
 - Net investment income (loss)                                                   (17)      17,771,940    (3,081,990)      367,361
 - Net realized gain (loss) on investments                                         --       47,218,645    (2,734,761)       69,605
 - Net change in unrealized appreciation or depreciation on investments            65        1,287,582    44,447,961       785,705
                                                                         ------------  ---------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                         48       66,278,167    38,631,210     1,222,671
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          59,000      120,335,823    30,061,998         2,161
 - Contract withdrawals and transfers to annuity reserves                          --      (99,051,371)  (23,465,956)   (1,012,258)
 - Contract transfers                                                           2,500      122,031,314    (3,613,078)    4,661,424
                                                                         ------------  ---------------  ------------  ------------
                                                                               61,500      143,315,766     2,982,964     3,651,327
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                        --           10,270            --            --
 - Annuity Payments                                                                --          (28,491)       (8,416)         (290)
 - Receipt (reimbursement) of mortality guarantee adjustments                      --           (3,868)          (67)           49
                                                                         ------------  ---------------  ------------  ------------
                                                                                   --          (22,089)       (8,483)         (241)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              61,500      143,293,677     2,974,481     3,651,086
                                                                         ------------  ---------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        61,548      209,571,844    41,605,691     4,873,757
                                                                         ------------  ---------------  ------------  ------------
NET ASSETS AT DECEMBER 31, 2012                                          $     61,548  $ 1,400,398,415  $349,984,488  $ 10,126,647
                                                                         ============  ===============  ============  ============

See accompanying notes.

                                                                                               DELAWARE          DELAWARE
                                                                             DELAWARE             VIP               VIP
                                                                                VIP          INTERNATIONAL     LIMITED-TERM
                                                                               HIGH              VALUE          DIVERSIFIED
                                                                               YIELD            EQUITY            INCOME
                                                                              SERVICE          STANDARD          STANDARD
                                                                               CLASS             CLASS             CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $   319,535,835   $       334,606   $            --
Changes From Operations:
 - Net investment income (loss)                                                20,279,755              (552)               --
 - Net realized gain (loss) on investments                                      9,904,365           (33,662)               --
 - Net change in unrealized appreciation or depreciation on investments       (26,780,195)          (12,755)               --
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                      3,403,925           (46,969)               --
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                           3,045,859             1,328                --
 - Contract withdrawals and transfers to annuity reserves                     (31,921,966)          (58,144)               --
 - Contract transfers                                                         (50,268,646)           (8,299)               --
                                                                          ---------------   ---------------   ---------------
                                                                              (79,144,753)          (65,115)               --
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                               (54,704)               --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                       1,182                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                  (53,522)               --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                             (79,198,275)          (65,115)               --
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (75,794,350)         (112,084)               --
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                               243,741,485           222,522                --
Changes From Operations:
 - Net investment income (loss)                                                17,136,312             2,692                89
 - Net realized gain (loss) on investments                                      4,278,966           (24,620)               --
 - Net change in unrealized appreciation or depreciation on investments        13,772,312            50,860              (164)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     35,187,590            28,932               (75)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                           2,652,079               111            35,018
 - Contract withdrawals and transfers to annuity reserves                     (29,037,193)          (33,578)           (1,064)
 - Contract transfers                                                          (3,539,710)           (3,505)           43,100
                                                                          ---------------   ---------------   ---------------
                                                                              (29,924,824)          (36,972)           77,054
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                               (17,094)               --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                      (9,042)               --                --
                                                                          ---------------   ---------------   ---------------
                                                                                  (26,136)               --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                             (29,950,960)          (36,972)           77,054
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         5,236,630            (8,040)           76,979
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $   248,978,115   $       214,482   $        76,979
                                                                          ===============   ===============   ===============

                                                                             DELAWARE
                                                                                VIP
                                                                           LIMITED-TERM
                                                                            DIVERSIFIED        DELAWARE          DELAWARE
                                                                              INCOME           VIP REIT          VIP REIT
                                                                              SERVICE          STANDARD           SERVICE
                                                                               CLASS             CLASS             CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $   658,386,518   $     5,329,560   $   110,546,563
Changes From Operations:
 - Net investment income (loss)                                                 2,120,776             9,320          (379,609)
 - Net realized gain (loss) on investments                                     13,536,486          (332,861)       (6,584,392)
 - Net change in unrealized appreciation or depreciation on investments        (7,161,332)          774,774        16,579,762
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                      8,495,930           451,233         9,615,761
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                         122,269,345            64,624        13,525,508
 - Contract withdrawals and transfers to annuity reserves                     (55,876,140)       (1,086,010)      (15,280,146)
 - Contract transfers                                                         178,141,328           (81,934)        6,495,621
                                                                          ---------------   ---------------   ---------------
                                                                              244,534,533        (1,103,320)        4,740,983
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                               (39,919)          (17,344)          (30,092)
 - Receipt (reimbursement) of mortality guarantee adjustments                         670               306               955
                                                                          ---------------   ---------------   ---------------
                                                                                  (39,249)          (17,038)          (29,137)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                             244,495,284        (1,120,358)        4,711,846
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       252,991,214          (669,125)       14,327,607
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                               911,377,732         4,660,435       124,874,170
Changes From Operations:
 - Net investment income (loss)                                                   987,037             7,182          (591,851)
 - Net realized gain (loss) on investments                                      9,379,110           (63,995)         (559,526)
 - Net change in unrealized appreciation or depreciation on investments           547,662           730,412        19,474,743
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     10,913,809           673,599        18,323,366
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                         107,274,973             3,122         8,988,071
 - Contract withdrawals and transfers to annuity reserves                     (83,298,604)         (730,658)      (14,769,321)
 - Contract transfers                                                         152,531,699          (232,608)       13,685,304
                                                                          ---------------   ---------------   ---------------
                                                                              176,508,068          (960,144)        7,904,054
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --             5,327
 - Annuity Payments                                                                (9,704)          (18,050)          (35,337)
 - Receipt (reimbursement) of mortality guarantee adjustments                        (713)              (95)            1,764
                                                                          ---------------   ---------------   ---------------
                                                                                  (10,417)          (18,145)          (28,246)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                             176,497,651          (978,289)        7,875,808
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       187,411,460          (304,690)       26,199,174
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $ 1,098,789,192   $     4,355,745   $   151,073,344
                                                                          ===============   ===============   ===============

                                                                             DELAWARE          DELAWARE          DELAWARE
                                                                                VIP               VIP               VIP
                                                                             SMALL CAP         SMALL CAP         SMID CAP
                                                                               VALUE             VALUE            GROWTH
                                                                             STANDARD           SERVICE          STANDARD
                                                                               CLASS             CLASS             CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $     9,531,790   $   309,429,689   $     9,442,351
Changes From Operations:
 - Net investment income (loss)                                                   (76,396)       (4,390,145)          (40,123)
 - Net realized gain (loss) on investments                                        541,789         8,456,944           613,333
 - Net change in unrealized appreciation or depreciation on investments          (692,606)      (14,151,810)           72,008
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                       (227,213)      (10,085,011)          645,218
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                              20,054        44,932,142            29,289
 - Contract withdrawals and transfers to annuity reserves                      (1,409,337)      (30,159,392)       (1,622,533)
 - Contract transfers                                                            (387,380)        9,389,354            44,081
                                                                          ---------------   ---------------   ---------------
                                                                               (1,776,663)       24,162,104        (1,549,163)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --             8,501                --
 - Annuity Payments                                                                (1,054)          (15,402)           (7,876)
 - Receipt (reimbursement) of mortality guarantee adjustments                          58            (1,677)            2,314
                                                                          ---------------   ---------------   ---------------
                                                                                     (996)           (8,578)           (5,562)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              (1,777,659)       24,153,526        (1,554,725)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (2,004,872)       14,068,515          (909,507)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                 7,526,918       323,498,204         8,532,844
Changes From Operations:
 - Net investment income (loss)                                                   (60,862)       (4,547,877)         (101,486)
 - Net realized gain (loss) on investments                                        904,692        34,967,735           821,766
 - Net change in unrealized appreciation or depreciation on investments            30,824         6,641,772            91,764
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                        874,654        37,061,630           812,044
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                              24,055        27,529,067            43,190
 - Contract withdrawals and transfers to annuity reserves                        (878,796)      (30,636,556)       (1,296,727)
 - Contract transfers                                                            (436,957)      (32,033,254)         (254,015)
                                                                          ---------------   ---------------   ---------------
                                                                               (1,291,698)      (35,140,743)       (1,507,552)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                (1,090)          (15,381)           (2,153)
 - Receipt (reimbursement) of mortality guarantee adjustments                          47               203           (35,840)
                                                                          ---------------   ---------------   ---------------
                                                                                   (1,043)          (15,178)          (37,993)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              (1,292,741)      (35,155,921)       (1,545,545)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (418,087)        1,905,709          (733,501)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $     7,108,831   $   325,403,913   $     7,799,343
                                                                          ===============   ===============   ===============

                                                                           DELAWARE
                                                                              VIP         DELAWARE       DELAWARE       DELAWARE
                                                                           SMID CAP       VIP U.S.          VIP            VIP
                                                                            GROWTH         GROWTH          VALUE          VALUE
                                                                            SERVICE        SERVICE       STANDARD        SERVICE
                                                                             CLASS          CLASS          CLASS          CLASS
                                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                            $  84,963,927  $ 124,714,441  $   6,281,230  $ 125,406,966
Changes From Operations:
 - Net investment income (loss)                                               (957,085)    (2,073,828)        34,770         45,065
 - Net realized gain (loss) on investments                                   7,814,691      5,683,046          9,319       (503,217)
 - Net change in unrealized appreciation or depreciation on investments     (3,042,981)     5,969,562        414,586     10,437,986
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                   3,814,625      9,578,780        458,675      9,979,834
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                       17,567,376     40,912,369         35,511     13,772,051
 - Contract withdrawals and transfers to annuity reserves                  (13,127,352)   (10,378,226)    (1,077,012)   (12,874,459)
 - Contract transfers                                                       22,397,234     67,747,707        116,257     17,780,260
                                                                         -------------  -------------  -------------  -------------
                                                                            26,837,258     98,281,850       (925,244)    18,677,852
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         --             --             --             --
 - Annuity Payments                                                             (4,241)        (2,568)        (5,169)        (2,006)
 - Receipt (reimbursement) of mortality guarantee adjustments                       23            961          2,013             16
                                                                         -------------  -------------  -------------  -------------
                                                                                (4,218)        (1,607)        (3,156)        (1,990)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                           26,833,040     98,280,243       (928,400)    18,675,862
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     30,647,665    107,859,023       (469,725)    28,655,696
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                            115,611,592    232,573,464      5,811,505    154,062,662
Changes From Operations:
 - Net investment income (loss)                                             (2,440,138)    (3,041,360)        46,265        494,661
 - Net realized gain (loss) on investments                                  11,159,358     11,486,369        127,953      3,984,869
 - Net change in unrealized appreciation or depreciation on investments         87,514     24,521,265        536,788     15,708,773
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                   8,806,734     32,966,274        711,006     20,188,303
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                       18,274,788     20,679,017        192,987     10,769,652
 - Contract withdrawals and transfers to annuity reserves                  (14,408,778)   (16,556,917)      (632,026)   (17,078,635)
 - Contract transfers                                                        3,826,089      6,477,986       (328,729)    16,574,554
                                                                         -------------  -------------  -------------  -------------
                                                                             7,692,099     10,600,086       (767,768)    10,265,571
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         --             --             --          5,315
 - Annuity Payments                                                              1,824         (1,181)        (3,826)        (3,953)
 - Receipt (reimbursement) of mortality guarantee adjustments                   (2,415)        (8,819)       (15,577)        (3,937)
                                                                         -------------  -------------  -------------  -------------
                                                                                  (591)       (10,000)       (19,403)        (2,575)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                            7,691,508     10,590,086       (787,171)    10,262,996
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     16,498,242     43,556,360        (76,165)    30,451,299
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                          $ 132,109,834  $ 276,129,824  $   5,735,340  $ 184,513,961
                                                                         =============  =============  =============  =============

See accompanying notes.

                                                                                DWS               DWS               DWS
                                                                            ALTERNATIVE       ALTERNATIVE         EQUITY
                                                                               ASSET             ASSET              500
                                                                            ALLOCATION        ALLOCATION           INDEX
                                                                                VIP               VIP               VIP
                                                                              CLASS A           CLASS B           CLASS A
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $            --   $    18,687,740   $    24,773,760
Changes From Operations:
 - Net investment income (loss)                                                        --          (213,166)           43,476
 - Net realized gain (loss) on investments                                             --           182,805           781,428
 - Net change in unrealized appreciation or depreciation on investments                --        (1,684,536)         (769,403)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        --        (1,714,897)           55,501
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                                  --        11,937,746           135,095
 - Contract withdrawals and transfers to annuity reserves                              --        (1,727,142)       (4,876,480)
 - Contract transfers                                                                  --        10,781,588        (1,661,825)
                                                                          ---------------   ---------------   ---------------
                                                                                       --        20,992,192        (6,403,210)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                --           (20,266)
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --             6,434
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --           (13,832)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS                 --        20,992,192        (6,417,042)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                --        19,277,295        (6,361,541)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                        --        37,965,035        18,412,219
Changes From Operations:
 - Net investment income (loss)                                                       (84)          640,047            51,268
 - Net realized gain (loss) on investments                                             13           437,633           638,697
 - Net change in unrealized appreciation or depreciation on investments               826         1,993,716         1,837,295
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       755         3,071,396         2,527,260
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                              39,400         5,636,709           169,137
 - Contract withdrawals and transfers to annuity reserves                            (236)       (3,269,757)       (2,408,414)
 - Contract transfers                                                               1,259         5,483,680           (16,877)
                                                                          ---------------   ---------------   ---------------
                                                                                   40,423         7,850,632        (2,256,154)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                --            (4,788)
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --           (91,123)
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --           (95,911)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                  40,423         7,850,632        (2,352,065)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            41,178        10,922,028           175,195
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $        41,178   $    48,887,063   $    18,587,414
                                                                          ===============   ===============   ===============

                                                                            DWS EQUITY         DWS SMALL         DWS SMALL
                                                                             500 INDEX         CAP INDEX         CAP INDEX
                                                                                VIP               VIP               VIP
                                                                              CLASS B           CLASS A           CLASS B
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $    35,007,227   $     7,149,169   $    16,421,906
Changes From Operations:
 - Net investment income (loss)                                                   (80,292)          (41,732)         (145,847)
 - Net realized gain (loss) on investments                                      1,028,584            70,965           (19,596)
 - Net change in unrealized appreciation or depreciation on investments          (858,781)         (366,572)         (663,908)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    89,511          (337,339)         (829,351)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                             168,098           111,171           150,989
 - Contract withdrawals and transfers to annuity reserves                      (3,332,191)       (1,698,282)       (2,011,655)
 - Contract transfers                                                          (6,063,479)         (221,101)       (1,389,826)
                                                                          ---------------   ---------------   ---------------
                                                                               (9,227,572)       (1,808,212)       (3,250,492)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                (2,931)             (216)          (10,085)
 - Receipt (reimbursement) of mortality guarantee adjustments                          93                --                 2
                                                                          ---------------   ---------------   ---------------
                                                                                   (2,838)             (216)          (10,083)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         (9,230,410)       (1,808,428)       (3,260,575)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (9,140,899)       (2,145,767)       (4,089,926)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                25,866,328         5,003,402        12,331,980
Changes From Operations:
 - Net investment income (loss)                                                   (45,876)          (33,542)         (115,167)
 - Net realized gain (loss) on investments                                      1,298,076            95,948           135,978
 - Net change in unrealized appreciation or depreciation on investments         2,106,581           614,507         1,578,014
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 3,358,781           676,913         1,598,825
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                              97,858            42,888            55,192
 - Contract withdrawals and transfers to annuity reserves                      (3,464,499)         (843,519)       (1,739,595)
 - Contract transfers                                                          (1,424,021)         (206,926)       (1,108,392)
                                                                          ---------------   ---------------   ---------------
                                                                               (4,790,662)       (1,007,557)       (2,792,795)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                (3,045)               --            (9,623)
 - Receipt (reimbursement) of mortality guarantee adjustments                          52                --                (2)
                                                                          ---------------   ---------------   ---------------
                                                                                   (2,993)               --            (9,625)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              (4,793,655)       (1,007,557)       (2,802,420)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (1,434,874)         (330,644)       (1,203,595)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $    24,431,454   $     4,672,758   $    11,128,385
                                                                          ===============   ===============   ===============

                                                                                               FIDELITY          FIDELITY
                                                                             FIDELITY             VIP               VIP
                                                                                VIP             EQUITY-           EQUITY-
                                                                            CONTRAFUND          INCOME            INCOME
                                                                              SERVICE           INITIAL           SERVICE
                                                                              CLASS 2            CLASS            CLASS 2
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $   938,786,812   $     6,992,880   $    45,488,308
Changes From Operations:
 - Net investment income (loss)                                                (7,810,940)           61,391           196,289
 - Net realized gain (loss) on investments                                     (2,485,974)         (211,317)       (1,684,158)
 - Net change in unrealized appreciation or depreciation on investments       (31,128,712)          142,203         1,242,128
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                    (41,425,626)           (7,723)         (245,741)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                         102,829,278            53,958            98,857
 - Contract withdrawals and transfers to annuity reserves                     (79,249,154)       (1,040,419)       (6,943,111)
 - Contract transfers                                                          (8,508,412)         (141,967)       (2,793,134)
                                                                          ---------------   ---------------   ---------------
                                                                               15,071,712        (1,128,428)       (9,637,388)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         9,923                --            19,163
 - Annuity Payments                                                               (12,813)           (3,055)          (14,175)
 - Receipt (reimbursement) of mortality guarantee adjustments                      (1,762)            1,514                98
                                                                          ---------------   ---------------   ---------------
                                                                                   (4,652)           (1,541)            5,086
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              15,067,060        (1,129,969)       (9,632,302)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (26,358,566)       (1,137,692)       (9,878,043)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                               912,428,246         5,855,188        35,610,265
Changes From Operations:
 - Net investment income (loss)                                                (5,278,177)          100,734           382,516
 - Net realized gain (loss) on investments                                      9,132,422           276,103         1,269,072
 - Net change in unrealized appreciation or depreciation on investments       124,403,825           503,124         3,307,947
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                    128,258,070           879,961         4,959,535
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          58,829,969           226,358           209,497
 - Contract withdrawals and transfers to annuity reserves                     (85,350,182)         (594,901)       (5,349,557)
 - Contract transfers                                                         (31,410,933)         (314,736)       (2,321,251)
                                                                          ---------------   ---------------   ---------------
                                                                              (57,931,146)         (683,279)       (7,461,311)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                               (29,781)           (1,557)          (16,874)
 - Receipt (reimbursement) of mortality guarantee adjustments                      (1,581)          (14,660)               (2)
                                                                          ---------------   ---------------   ---------------
                                                                                  (31,362)          (16,217)          (16,876)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                             (57,962,508)         (699,496)       (7,478,187)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        70,295,562           180,465        (2,518,652)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $   982,723,808   $     6,035,653   $    33,091,613
                                                                          ===============   ===============   ===============

                                                                           FIDELITY       FIDELITY       FIDELITY       FIDELITY
                                                                              VIP            VIP          VIP MID          VIP
                                                                            GROWTH         GROWTH           CAP         OVERSEAS
                                                                            INITIAL        SERVICE        SERVICE        INITIAL
                                                                             CLASS         CLASS 2        CLASS 2         CLASS
                                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                            $   5,652,969  $  72,730,755  $ 403,627,732  $   2,285,225
Changes From Operations:
 - Net investment income (loss)                                                (58,103)    (1,600,709)    (7,012,068)        (1,871)
 - Net realized gain (loss) on investments                                    (105,900)     2,858,635      6,665,242        (27,627)
 - Net change in unrealized appreciation or depreciation on investments        127,949     (5,560,630)   (57,531,357)      (361,969)
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                (36,054)    (4,302,704)   (57,878,183)      (391,467)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                            6,659     22,888,645     82,510,677          5,240
 - Contract withdrawals and transfers to annuity reserves                     (813,463)    (8,557,557)   (29,572,157)      (198,085)
 - Contract transfers                                                          (28,407)    30,106,411     27,499,124         (4,075)
                                                                         -------------  -------------  -------------  -------------
                                                                              (835,211)    44,437,499     80,437,644       (196,920)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         --         16,426          9,875             --
 - Annuity Payments                                                            (11,026)        (2,669)       (19,151)       (12,650)
 - Receipt (reimbursement) of mortality guarantee adjustments                    4,628             (1)             5          4,567
                                                                         -------------  -------------  -------------  -------------
                                                                                (6,398)        13,756         (9,271)        (8,083)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        (841,609)    44,451,255     80,428,373       (205,003)
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (877,663)    40,148,551     22,550,190       (596,470)
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                              4,775,306    112,879,306    426,177,922      1,688,755
Changes From Operations:
 - Net investment income (loss)                                                (41,365)    (1,486,457)    (5,953,961)         5,744
 - Net realized gain (loss) on investments                                     (13,207)     3,754,938     44,128,245        (76,279)
 - Net change in unrealized appreciation or depreciation on investments        677,110      9,628,049     15,875,470        353,914
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                622,538     11,896,530     54,049,754        283,379
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                           33,925      8,208,415     39,403,156          2,191
 - Contract withdrawals and transfers to annuity reserves                     (534,331)    (9,905,125)   (32,858,670)      (267,619)
 - Contract transfers                                                         (138,094)     5,298,526     (7,615,077)       (93,780)
                                                                         -------------  -------------  -------------  -------------
                                                                              (638,500)     3,601,816     (1,070,591)      (359,208)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         --             --             --             --
 - Annuity Payments                                                             (1,607)        (4,466)       (34,040)            69
 - Receipt (reimbursement) of mortality guarantee adjustments                  (63,740)        (1,510)        (1,934)       (69,895)
                                                                         -------------  -------------  -------------  -------------
                                                                               (65,347)        (5,976)       (35,974)       (69,826)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        (703,847)     3,595,840     (1,106,565)      (429,034)
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (81,309)    15,492,370     52,943,189       (145,655)
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                          $   4,693,997  $ 128,371,676  $ 479,121,111  $   1,543,100
                                                                         =============  =============  =============  =============

See accompanying notes.

                                                                                                                  FTVIPT
                                                                                                                 FRANKLIN
                                                                             FIDELITY           FTVIPT           SMALL-MID
                                                                                VIP            FRANKLIN             CAP
                                                                             OVERSEAS           INCOME            GROWTH
                                                                              SERVICE         SECURITIES        SECURITIES
                                                                              CLASS 2           CLASS 2           CLASS 2
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $    87,005,111   $   498,814,149   $   115,470,893
Changes From Operations:
 - Net investment income (loss)                                                  (412,099)       21,357,376        (1,837,561)
 - Net realized gain (loss) on investments                                     (1,056,254)         (949,065)        4,236,784
 - Net change in unrealized appreciation or depreciation on investments       (15,556,957)      (16,796,673)      (10,187,403)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                    (17,025,310)        3,611,638        (7,788,180)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                           6,849,277        57,284,645        10,168,717
 - Contract withdrawals and transfers to annuity reserves                      (8,515,971)      (41,865,894)      (10,971,575)
 - Contract transfers                                                           5,225,899        12,222,114        (7,314,202)
                                                                          ---------------   ---------------   ---------------
                                                                                3,559,205        27,640,865        (8,117,060)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                        30,114                --                --
 - Annuity Payments                                                               (14,375)           (2,510)           (2,682)
 - Receipt (reimbursement) of mortality guarantee adjustments                         666                 1               353
                                                                          ---------------   ---------------   ---------------
                                                                                   16,405            (2,509)           (2,329)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                               3,575,610        27,638,356        (8,119,389)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (13,449,700)       31,249,994       (15,907,569)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                73,555,411       530,064,143        99,563,324
Changes From Operations:
 - Net investment income (loss)                                                   (41,703)       27,812,032        (1,663,792)
 - Net realized gain (loss) on investments                                     (2,435,621)         (465,253)        9,975,629
 - Net change in unrealized appreciation or depreciation on investments        14,662,529        30,905,011           327,046
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     12,185,205        58,251,790         8,638,883
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                           1,075,663        34,952,592         1,572,129
 - Contract withdrawals and transfers to annuity reserves                      (8,036,013)      (52,149,213)      (10,227,167)
 - Contract transfers                                                          (8,642,448)       16,217,159        (4,080,093)
                                                                          ---------------   ---------------   ---------------
                                                                              (15,602,798)         (979,462)      (12,735,131)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --             5,236                --
 - Annuity Payments                                                               (15,587)           (4,905)           (2,253)
 - Receipt (reimbursement) of mortality guarantee adjustments                      (5,919)           (1,019)              490
                                                                          ---------------   ---------------   ---------------
                                                                                  (21,506)             (688)           (1,763)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                             (15,624,304)         (980,150)      (12,736,894)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (3,439,099)       57,271,640        (4,098,011)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $    70,116,312   $   587,335,783   $    95,465,313
                                                                          ===============   ===============   ===============

                                                                                                FTVIPT
                                                                              FTVIPT           TEMPLETON          FTVIPT
                                                                              MUTUAL            GLOBAL           TEMPLETON
                                                                              SHARES             BOND             GROWTH
                                                                            SECURITIES        SECURITIES        SECURITIES
                                                                              CLASS 2           CLASS 2           CLASS 2
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $   509,112,460   $   663,735,354   $    63,340,595
Changes From Operations:
 - Net investment income (loss)                                                 6,862,193        26,228,079          (177,051)
 - Net realized gain (loss) on investments                                        (58,277)       20,307,089        (2,726,959)
 - Net change in unrealized appreciation or depreciation on investments       (19,569,982)      (60,005,090)       (1,496,334)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                    (12,766,066)      (13,469,922)       (4,400,344)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          71,018,967         4,981,405           293,764
 - Contract withdrawals and transfers to annuity reserves                     (32,776,574)      (57,545,697)       (8,259,686)
 - Contract transfers                                                          80,492,641       (23,077,024)       (2,857,944)
                                                                          ---------------   ---------------   ---------------
                                                                              118,735,034       (75,641,316)      (10,823,866)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --             9,837                --
 - Annuity Payments                                                                (4,874)             (800)           (8,207)
 - Receipt (reimbursement) of mortality guarantee adjustments                          17                --               306
                                                                          ---------------   ---------------   ---------------
                                                                                   (4,857)            9,037            (7,901)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                             118,730,177       (75,632,279)      (10,831,767)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       105,964,111       (89,102,201)      (15,232,111)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                               615,076,571       574,633,153        48,108,484
Changes From Operations:
 - Net investment income (loss)                                                 5,990,660        27,602,264           183,578
 - Net realized gain (loss) on investments                                      5,186,353        10,756,376        (2,257,608)
 - Net change in unrealized appreciation or depreciation on investments        71,086,582        32,450,476        10,377,900
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     82,263,595        70,809,116         8,303,870
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          43,229,845         3,426,346           195,330
 - Contract withdrawals and transfers to annuity reserves                     (44,620,207)      (59,102,349)       (6,585,601)
 - Contract transfers                                                          18,934,561       (21,556,431)       (3,279,789)
                                                                          ---------------   ---------------   ---------------
                                                                               17,544,199       (77,232,434)       (9,670,060)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                               (20,831)           (2,016)           (7,886)
 - Receipt (reimbursement) of mortality guarantee adjustments                      (1,871)           (2,489)              270
                                                                          ---------------   ---------------   ---------------
                                                                                  (22,702)           (4,505)           (7,616)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              17,521,497       (77,236,939)       (9,677,676)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        99,785,092        (6,427,823)       (1,373,806)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $   714,861,663   $   568,205,330   $    46,734,678
                                                                          ===============   ===============   ===============

                                                                              GOLDMAN
                                                                             SACHS VIT
                                                                               LARGE
                                                                             CAP VALUE        HUNTINGTON        HUNTINGTON
                                                                              SERVICE             VA            VA DIVIDEND
                                                                               CLASS           BALANCED           CAPTURE
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $    94,298,079   $            --   $            --
Changes From Operations:
 - Net investment income (loss)                                                   515,464             3,902            10,317
 - Net realized gain (loss) on investments                                        356,193            (1,337)              436
 - Net change in unrealized appreciation or depreciation on investments       (13,058,136)           (8,993)              641
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                    (12,186,479)           (6,428)           11,394
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          18,208,680           920,658           358,923
 - Contract withdrawals and transfers to annuity reserves                      (5,193,695)           (6,892)           (1,989)
 - Contract transfers                                                          61,595,540            32,251           (50,388)
                                                                          ---------------   ---------------   ---------------
                                                                               74,610,525           946,017           306,546
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              74,610,525           946,017           306,546
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        62,424,046           939,589           317,940
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                               156,722,125           939,589           317,940
Changes From Operations:
 - Net investment income (loss)                                                   260,785             4,487            31,427
 - Net realized gain (loss) on investments                                      6,100,367            19,371             6,798
 - Net change in unrealized appreciation or depreciation on investments        20,158,196            98,872            24,903
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     26,519,348           122,730            63,128
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                           1,637,385         1,319,509           473,657
 - Contract withdrawals and transfers to annuity reserves                      (8,060,114)         (105,254)          (24,663)
 - Contract transfers                                                         (16,453,857)          449,577           313,192
                                                                          ---------------   ---------------   ---------------
                                                                              (22,876,586)        1,663,832           762,186
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                             (22,876,586)        1,663,832           762,186
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         3,642,762         1,786,562           825,314
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $   160,364,887   $     2,726,151   $     1,143,254
                                                                          ===============   ===============   ===============

                                                                            INVESCO        INVESCO
                                                                             V.I.           V.I.          INVESCO        INVESCO
                                                                            CAPITAL        CAPITAL       V.I. CORE      V.I. CORE
                                                                         APPRECIATION   APPRECIATION      EQUITY         EQUITY
                                                                           SERIES I       SERIES II      SERIES I       SERIES II
                                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                            $   3,167,577  $   1,684,412  $  10,646,779  $   3,809,067
Changes From Operations:
 - Net investment income (loss)                                                (36,914)       (24,376)       (54,798)       (27,047)
 - Net realized gain (loss) on investments                                     (55,948)       (24,631)       194,507        109,790
 - Net change in unrealized appreciation or depreciation on investments       (157,836)       (82,755)      (238,416)      (114,367)
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               (250,698)      (131,762)       (98,707)       (31,624)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                            8,994            641         55,838         20,458
 - Contract withdrawals and transfers to annuity reserves                     (410,178)      (208,327)    (1,412,126)      (461,463)
 - Contract transfers                                                          (64,001)      (125,377)      (300,881)      (383,968)
                                                                         -------------  -------------  -------------  -------------
                                                                              (465,185)      (333,063)    (1,657,169)      (824,973)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         --             --             --             --
 - Annuity Payments                                                             (1,160)            --         (1,109)            --
 - Receipt (reimbursement) of mortality guarantee adjustments                       --             --            327             --
                                                                         -------------  -------------  -------------  -------------
                                                                                (1,160)            --           (782)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        (466,345)      (333,063)    (1,657,951)      (824,973)
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (717,043)      (464,825)    (1,756,658)      (856,597)
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                              2,450,534      1,219,587      8,890,121      2,952,470
Changes From Operations:
 - Net investment income (loss)                                                (12,354)        (6,955)       (46,731)       (21,264)
 - Net realized gain (loss) on investments                                    (130,100)           974        279,567        137,647
 - Net change in unrealized appreciation or depreciation on investments        504,808        183,384        810,845        195,759
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                362,354        177,403      1,043,681        312,142
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                            4,982            655         95,109          2,184
 - Contract withdrawals and transfers to annuity reserves                      (89,514)       (46,152)    (1,397,149)      (885,626)
 - Contract transfers                                                       (2,728,264)    (1,351,493)      (357,850)       (61,204)
                                                                         -------------  -------------  -------------  -------------
                                                                            (2,812,796)    (1,396,990)    (1,659,890)      (944,646)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         --             --             --             --
 - Annuity Payments                                                                (92)            --         (1,119)            --
 - Receipt (reimbursement) of mortality guarantee adjustments                       --             --            491             --
                                                                         -------------  -------------  -------------  -------------
                                                                                   (92)            --           (628)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      (2,812,888)    (1,396,990)    (1,660,518)      (944,646)
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (2,450,534)    (1,219,587)      (616,837)      (632,504)
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                          $          --  $          --  $   8,273,284  $   2,319,966
                                                                         =============  =============  =============  =============

See accompanying notes.

                                                                                                                  INVESCO
                                                                              INVESCO           INVESCO         VAN KAMPEN
                                                                               V.I.              V.I.              V.I.
                                                                           INTERNATIONAL     INTERNATIONAL       AMERICAN
                                                                              GROWTH            GROWTH           FRANCHISE
                                                                             SERIES I          SERIES II         SERIES I
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $     3,840,873   $     3,412,347   $            --
Changes From Operations:
 - Net investment income (loss)                                                     3,934           (11,691)               --
 - Net realized gain (loss) on investments                                        273,313           176,075                --
 - Net change in unrealized appreciation or depreciation on investments          (569,709)         (410,566)               --
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                       (292,462)         (246,182)               --
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                               2,562            17,783                --
 - Contract withdrawals and transfers to annuity reserves                        (532,477)         (458,189)               --
 - Contract transfers                                                            (217,048)         (148,433)               --
                                                                          ---------------   ---------------   ---------------
                                                                                 (746,963)         (588,839)               --
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                (746,963)         (588,839)               --
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (1,039,425)         (835,021)               --
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                 2,801,448         2,577,326                --
Changes From Operations:
 - Net investment income (loss)                                                      (630)           (9,603)          (24,062)
 - Net realized gain (loss) on investments                                        132,231           212,541           (12,059)
 - Net change in unrealized appreciation or depreciation on investments           234,769           102,328           (62,489)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                        366,370           305,266           (98,610)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                                 923            15,765             1,640
 - Contract withdrawals and transfers to annuity reserves                        (292,720)         (723,962)         (168,455)
 - Contract transfers                                                             (58,594)          (90,028)        2,713,859
                                                                          ---------------   ---------------   ---------------
                                                                                 (350,391)         (798,225)        2,547,044
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                (350,391)         (798,225)        2,547,044
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            15,979          (492,959)        2,448,434
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $     2,817,427   $     2,084,367   $     2,448,434
                                                                          ===============   ===============   ===============

                                                                              INVESCO            JANUS             JANUS
                                                                            VAN KAMPEN           ASPEN             ASPEN
                                                                               V.I.             SERIES            SERIES
                                                                             AMERICAN          BALANCED         ENTERPRISE
                                                                             FRANCHISE          SERVICE           SERVICE
                                                                             SERIES II           CLASS             CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $            --   $    23,906,019   $     8,185,966
Changes From Operations:
 - Net investment income (loss)                                                        --           121,027          (118,002)
 - Net realized gain (loss) on investments                                             --         1,644,097           588,199
 - Net change in unrealized appreciation or depreciation on investments                --        (1,826,498)         (679,083)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                             --           (61,374)         (208,886)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                                  --           135,326            36,694
 - Contract withdrawals and transfers to annuity reserves                              --        (3,309,546)       (1,033,712)
 - Contract transfers                                                                  --          (731,998)         (468,808)
                                                                          ---------------   ---------------   ---------------
                                                                                       --        (3,906,218)       (1,465,826)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --           (27,285)               --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                71                --
                                                                          ---------------   ---------------   ---------------
                                                                                       --           (27,214)               --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                      --        (3,933,432)       (1,465,826)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                --        (3,994,806)       (1,674,712)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                        --        19,911,213         6,511,254
Changes From Operations:
 - Net investment income (loss)                                                   (13,101)          160,785          (100,928)
 - Net realized gain (loss) on investments                                        (14,483)        1,898,547           628,314
 - Net change in unrealized appreciation or depreciation on investments           (30,969)           36,611           374,982
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                        (58,553)        2,095,943           902,368
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                              21,223           172,242            32,216
 - Contract withdrawals and transfers to annuity reserves                        (142,891)       (3,335,804)         (934,396)
 - Contract transfers                                                           1,341,039        (1,243,640)         (722,504)
                                                                          ---------------   ---------------   ---------------
                                                                                1,219,371        (4,407,202)       (1,624,684)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --           (26,122)               --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --               (51)               --
                                                                          ---------------   ---------------   ---------------
                                                                                       --           (26,173)               --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                               1,219,371        (4,433,375)       (1,624,684)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         1,160,818        (2,337,432)         (722,316)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $     1,160,818   $    17,573,781   $     5,788,938
                                                                          ===============   ===============   ===============

                                                                               JANUS             LVIP              LVIP
                                                                               ASPEN           AMERICAN          AMERICAN
                                                                              SERIES           BALANCED           GLOBAL
                                                                             WORLDWIDE        ALLOCATION          GROWTH
                                                                              SERVICE          STANDARD           SERVICE
                                                                               CLASS             CLASS           CLASS II
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $     1,893,080   $            --   $     2,669,105
Changes From Operations:
 - Net investment income (loss)                                                   (17,166)               --          (328,918)
 - Net realized gain (loss) on investments                                         52,781                --          (135,138)
 - Net change in unrealized appreciation or depreciation on investments          (243,812)               --        (2,838,602)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                       (208,197)               --        (3,302,658)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                              27,322                --        27,977,482
 - Contract withdrawals and transfers to annuity reserves                        (615,335)               --          (564,979)
 - Contract transfers                                                             (51,085)               --         6,244,272
                                                                          ---------------   ---------------   ---------------
                                                                                 (639,098)               --        33,656,775
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                  (146)               --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                     (146)               --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                (639,244)               --        33,656,775
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (847,441)               --        30,354,117
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                 1,045,639                --        33,023,222
Changes From Operations:
 - Net investment income (loss)                                                    (8,608)            2,592          (312,581)
 - Net realized gain (loss) on investments                                         13,135               128           267,586
 - Net change in unrealized appreciation or depreciation on investments           170,299             6,583         7,774,419
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                        174,826             9,303         7,729,424
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                               2,585           100,000        11,047,881
 - Contract withdrawals and transfers to annuity reserves                        (210,312)             (526)       (1,992,952)
 - Contract transfers                                                              (5,391)               --         2,379,094
                                                                          ---------------   ---------------   ---------------
                                                                                 (213,118)           99,474        11,434,023
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                (213,118)           99,474        11,434,023
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (38,292)          108,777        19,163,447
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $     1,007,347   $       108,777   $    52,186,669
                                                                          ===============   ===============   ===============

                                                                             LVIP
                                                                           AMERICAN         LVIP
                                                                            GLOBAL        AMERICAN         LVIP           LVIP
                                                                             SMALL         GROWTH        AMERICAN       AMERICAN
                                                                         CAPITALIZATION  ALLOCATION       GROWTH      GROWTH-INCOME
                                                                            SERVICE       STANDARD        SERVICE        SERVICE
                                                                           CLASS II         CLASS        CLASS II       CLASS II
                                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                            $   3,475,601  $          --  $  12,501,693  $   8,707,074
Changes From Operations:
 - Net investment income (loss)                                               (212,321)            --     (1,296,500)      (916,162)
 - Net realized gain (loss) on investments                                    (285,829)            --       (434,250)      (351,302)
 - Net change in unrealized appreciation or depreciation on investments     (5,574,652)            --     (6,913,845)    (1,744,897)
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                  (6,072,802)            --     (8,644,595)    (3,012,361)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                       27,917,282             --    108,409,651     79,895,027
 - Contract withdrawals and transfers to annuity reserves                     (818,211)            --     (2,289,686)    (2,034,646)
 - Contract transfers                                                        9,751,983             --     23,327,982     16,740,767
                                                                         -------------  -------------  -------------  -------------
                                                                            36,851,054             --    129,447,947     94,601,148
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         --             --             --             --
 - Annuity Payments                                                                 --             --             --             --
 - Receipt (reimbursement) of mortality guarantee adjustments                       --             --             --             --
                                                                         -------------  -------------  -------------  -------------
                                                                                    --             --             --             --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                           36,851,054             --    129,447,947     94,601,148
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     30,778,252             --    120,803,352     91,588,787
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                             34,253,853             --    133,305,045    100,295,861
Changes From Operations:
 - Net investment income (loss)                                               (311,586)         7,099     (2,851,241)      (755,473)
 - Net realized gain (loss) on investments                                    (244,212)           141      1,738,899      1,330,655
 - Net change in unrealized appreciation or depreciation on investments      6,723,336          8,826     24,880,051     17,442,364
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                   6,167,538         16,066     23,767,709     18,017,546
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                        9,632,908        300,000     54,032,270     39,256,242
 - Contract withdrawals and transfers to annuity reserves                   (1,768,871)        (2,363)    (6,919,792)    (5,216,594)
 - Contract transfers                                                        2,685,918             --       (623,432)     9,365,743
                                                                         -------------  -------------  -------------  -------------
                                                                            10,549,955        297,637     46,489,046     43,405,391
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         --             --             --             --
 - Annuity Payments                                                                 --             --           (449)            --
 - Receipt (reimbursement) of mortality guarantee adjustments                       --             --           (322)            --
                                                                         -------------  -------------  -------------  -------------
                                                                                    --             --           (771)            --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                           10,549,955        297,637     46,488,275     43,405,391
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     16,717,493        313,703     70,255,984     61,422,937
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                          $  50,971,346  $     313,703  $ 203,561,029  $ 161,718,798
                                                                         =============  =============  =============  =============

See accompanying notes.

                                                                                                                   LVIP
                                                                                                                 BLACKROCK
                                                                                                 LVIP            EMERGING
                                                                               LVIP              BARON            MARKETS
                                                                             AMERICAN           GROWTH             INDEX
                                                                           INTERNATIONAL     OPPORTUNITIES          RPM
                                                                              SERVICE           SERVICE           SERVICE
                                                                             CLASS II            CLASS             CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $     6,021,912   $    87,917,150   $            --
Changes From Operations:
 - Net investment income (loss)                                                  (654,226)       (1,616,556)               --
 - Net realized gain (loss) on investments                                       (504,857)        5,784,600                --
 - Net change in unrealized appreciation or depreciation on investments        (7,812,923)       (2,743,978)               --
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     (8,972,006)        1,424,066                --
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          59,847,717        16,835,374                --
 - Contract withdrawals and transfers to annuity reserves                      (1,565,184)       (6,109,125)               --
 - Contract transfers                                                          16,599,408          (611,217)               --
                                                                          ---------------   ---------------   ---------------
                                                                               74,881,941        10,115,032                --
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --              (822)               --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                34                --
                                                                          ---------------   ---------------   ---------------
                                                                                       --              (788)               --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              74,881,941        10,114,244                --
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        65,909,935        11,538,310                --
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                71,931,847        99,455,460                --
Changes From Operations:
 - Net investment income (loss)                                                   808,696          (532,111)           36,387
 - Net realized gain (loss) on investments                                       (171,341)       10,296,446              (188)
 - Net change in unrealized appreciation or depreciation on investments        12,853,589         7,237,475           262,378
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     13,490,944        17,001,810           298,577
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          25,340,020         9,645,202         5,821,635
 - Contract withdrawals and transfers to annuity reserves                      (3,832,065)       (8,026,801)           (9,212)
 - Contract transfers                                                           5,544,776         3,676,084         1,203,827
                                                                          ---------------   ---------------   ---------------
                                                                               27,052,731         5,294,485         7,016,250
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --              (844)               --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                28                --
                                                                          ---------------   ---------------   ---------------
                                                                                       --              (816)               --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              27,052,731         5,293,669         7,016,250
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        40,543,675        22,295,479         7,314,827
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $   112,475,522   $   121,750,939   $     7,314,827
                                                                          ===============   ===============   ===============


                                                                               LVIP              LVIP              LVIP
                                                                             BLACKROCK         BLACKROCK         BLACKROCK
                                                                              EQUITY           INFLATION         INFLATION
                                                                             DIVIDEND          PROTECTED         PROTECTED
                                                                                RPM              BOND              BOND
                                                                              SERVICE          STANDARD           SERVICE
                                                                               CLASS             CLASS             CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $    27,532,649   $            --   $    14,135,797
Changes From Operations:
 - Net investment income (loss)                                                  (265,802)               --         1,669,731
 - Net realized gain (loss) on investments                                        113,066                --         2,779,448
 - Net change in unrealized appreciation or depreciation on investments        (1,505,449)               --         5,944,686
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     (1,658,185)               --        10,393,865
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                           4,091,396                --       103,341,118
 - Contract withdrawals and transfers to annuity reserves                      (2,112,983)               --       (11,621,256)
 - Contract transfers                                                           3,731,494                --       112,702,606
                                                                          ---------------   ---------------   ---------------
                                                                                5,709,907                --       204,422,468
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                               5,709,907                --       204,422,468
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         4,051,722                --       214,816,333
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                31,584,371                --       228,952,130
Changes From Operations:
 - Net investment income (loss)                                                  (430,230)           (1,974)       (5,316,516)
 - Net realized gain (loss) on investments                                        755,133             4,883        10,067,338
 - Net change in unrealized appreciation or depreciation on investments         4,546,632             1,910         7,668,904
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                      4,871,535             4,819        12,419,726
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          21,667,248           299,648        75,201,165
 - Contract withdrawals and transfers to annuity reserves                      (3,046,244)           (6,090)      (27,906,924)
 - Contract transfers                                                          10,920,157            36,203        82,268,164
                                                                          ---------------   ---------------   ---------------
                                                                               29,541,161           329,761       129,562,405
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                --              (774)
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --            (1,476)
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --            (2,250)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              29,541,161           329,761       129,560,155
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        34,412,696           334,580       141,979,881
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $    65,997,067   $       334,580   $   370,932,011
                                                                          ===============   ===============   ===============

                                                                                                                   LVIP
                                                                                                 LVIP            COLUMBIA
                                                                                                CLARION          SMALL-MID
                                                                               LVIP             GLOBAL              CAP
                                                                              CAPITAL            REAL             GROWTH
                                                                              GROWTH            ESTATE              RPM
                                                                              SERVICE           SERVICE           SERVICE
                                                                               CLASS             CLASS             CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $   144,635,021   $    72,646,063   $    29,442,450
Changes From Operations:
 - Net investment income (loss)                                                (1,746,566)       (1,316,578)         (607,318)
 - Net realized gain (loss) on investments                                      2,882,847         1,377,282         1,087,816
 - Net change in unrealized appreciation or depreciation on investments       (22,197,369)       (8,699,517)       (4,700,882)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                    (21,061,088)       (8,638,813)       (4,220,384)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          25,016,050        12,217,574         7,912,031
 - Contract withdrawals and transfers to annuity reserves                      (7,981,033)       (5,081,449)       (2,589,682)
 - Contract transfers                                                          57,724,102         8,636,160         3,623,672
                                                                          ---------------   ---------------   ---------------
                                                                               74,759,119        15,772,285         8,946,021
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --            (2,560)               --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --               (12)               --
                                                                          ---------------   ---------------   ---------------
                                                                                       --            (2,572)               --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              74,759,119        15,769,713         8,946,021
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        53,698,031         7,130,900         4,725,637
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                               198,333,052        79,776,963        34,168,087
Changes From Operations:
 - Net investment income (loss)                                                (2,640,066)       (1,528,361)         (634,512)
 - Net realized gain (loss) on investments                                      5,895,922         2,583,426           346,435
 - Net change in unrealized appreciation or depreciation on investments        33,984,141        16,792,029         1,790,828
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     37,239,997        17,847,094         1,502,751
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          18,573,032         7,799,982         9,827,387
 - Contract withdrawals and transfers to annuity reserves                     (14,254,869)       (6,757,247)       (3,054,256)
 - Contract transfers                                                          31,428,178        (2,928,216)       (1,739,683)
                                                                          ---------------   ---------------   ---------------
                                                                               35,746,341        (1,885,481)        5,033,448
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --            (2,543)               --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --               (32)               --
                                                                          ---------------   ---------------   ---------------
                                                                                       --            (2,575)               --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              35,746,341        (1,888,056)        5,033,448
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        72,986,338        15,959,038         6,536,199
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $   271,319,390   $    95,736,001   $    40,704,286
                                                                          ===============   ===============   ===============

                                                                                                            LVIP          LVIP
                                                                                                          DELAWARE      DELAWARE
                                                                             LVIP            LVIP        DIVERSIFIED   DIVERSIFIED
                                                                           DELAWARE        DELAWARE       FLOATING      FLOATING
                                                                             BOND            BOND           RATE          RATE
                                                                           STANDARD         SERVICE       STANDARD       SERVICE
                                                                             CLASS           CLASS          CLASS         CLASS
                                                                          SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                            $ 202,938,969  $ 1,497,358,649  $        --  $  12,318,833
Changes From Operations:
 - Net investment income (loss)                                              2,886,735       32,004,394           --        460,702
 - Net realized gain (loss) on investments                                   9,047,926       57,775,613           --       (118,692)
 - Net change in unrealized appreciation or depreciation on investments     (1,004,659)       7,810,520           --     (3,270,549)
                                                                         -------------  ---------------  -----------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                  10,930,002       97,590,527           --     (2,928,539)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                        1,177,610      282,968,011           --     64,523,702
 - Contract withdrawals and transfers to annuity reserves                  (39,862,940)    (123,434,931)          --     (5,621,156)
 - Contract transfers                                                       (1,101,519)     162,843,361           --     60,887,629
                                                                         -------------  ---------------  -----------  -------------
                                                                           (39,786,849)     322,376,441           --    119,790,175
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                     54,753               --           --             --
 - Annuity Payments                                                            (50,494)         (75,660)          --             --
 - Receipt (reimbursement) of mortality guarantee adjustments                    3,275            6,389           --             --
                                                                         -------------  ---------------  -----------  -------------
                                                                                 7,534          (69,271)          --             --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                          (39,779,315)     322,307,170           --    119,790,175
                                                                         -------------  ---------------  -----------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (28,849,313)     419,897,697           --    116,861,636
                                                                         -------------  ---------------  -----------  -------------
NET ASSETS AT DECEMBER 31, 2011                                            174,089,656    1,917,256,346           --    129,180,469
Changes From Operations:
 - Net investment income (loss)                                                392,296        8,288,553          347       (559,629)
 - Net realized gain (loss) on investments                                   6,896,112       65,115,606            4        (74,630)
 - Net change in unrealized appreciation or depreciation on investments        626,259       27,100,605          (61)     3,851,855
                                                                         -------------  ---------------  -----------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                   7,914,667      100,504,764          290      3,217,596
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                        1,482,147      237,026,426       23,221     38,581,940
 - Contract withdrawals and transfers to annuity reserves                  (27,474,359)    (168,618,568)        (647)   (11,211,250)
 - Contract transfers                                                       (3,573,358)     244,085,923       21,391     38,209,045
                                                                         -------------  ---------------  -----------  -------------
                                                                           (29,565,570)     312,493,781       43,965     65,579,735
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         --               --           --             --
 - Annuity Payments                                                            (38,673)         (68,081)          --         (6,042)
 - Receipt (reimbursement) of mortality guarantee adjustments                    3,313          (78,224)          --           (348)
                                                                         -------------  ---------------  -----------  -------------
                                                                               (35,360)        (146,305)          --         (6,390)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                          (29,600,930)     312,347,476       43,965     65,573,345
                                                                         -------------  ---------------  -----------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (21,686,263)     412,852,240       44,255     68,790,941
                                                                         -------------  ---------------  -----------  -------------
NET ASSETS AT DECEMBER 31, 2012                                          $ 152,403,393  $ 2,330,108,586  $    44,255  $ 197,971,410
                                                                         =============  ===============  ===========  =============

See accompanying notes.

                                                                               LVIP              LVIP              LVIP
                                                                             DELAWARE          DELAWARE          DELAWARE
                                                                            FOUNDATION        FOUNDATION          GROWTH
                                                                            AGGRESSIVE        AGGRESSIVE            AND
                                                                            ALLOCATION        ALLOCATION          INCOME
                                                                             STANDARD           SERVICE           SERVICE
                                                                               CLASS             CLASS             CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $    13,017,473   $    29,667,952   $    35,521,339
Changes From Operations:
 - Net investment income (loss)                                                    35,329            (3,173)         (333,255)
 - Net realized gain (loss) on investments                                       (138,733)         (351,780)          520,250
 - Net change in unrealized appreciation or depreciation on investments          (282,332)         (640,270)         (482,215)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                       (385,736)         (995,223)         (295,220)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                              14,458           254,295         2,416,668
 - Contract withdrawals and transfers to annuity reserves                      (1,182,742)       (2,994,436)       (3,111,757)
 - Contract transfers                                                          (1,071,895)       (2,826,479)        1,483,868
                                                                          ---------------   ---------------   ---------------
                                                                               (2,240,179)       (5,566,620)          788,779
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                (2,916)               --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                          64                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                   (2,852)               --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              (2,243,031)       (5,566,620)          788,779
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (2,628,767)       (6,561,843)          493,559
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                10,388,706        23,106,109        36,014,898
Changes From Operations:
 - Net investment income (loss)                                                   (10,724)          (65,263)         (348,037)
 - Net realized gain (loss) on investments                                        (71,413)          (15,726)        1,753,676
 - Net change in unrealized appreciation or depreciation on investments         1,162,480         2,468,288         3,431,113
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                      1,080,343         2,387,299         4,836,752
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                              19,197           120,565           565,304
 - Contract withdrawals and transfers to annuity reserves                      (2,012,221)       (2,562,752)       (2,787,362)
 - Contract transfers                                                            (518,112)       (1,776,878)       (2,579,491)
                                                                          ---------------   ---------------   ---------------
                                                                               (2,511,136)       (4,219,065)       (4,801,549)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                (3,314)               --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                        (195)               --                --
                                                                          ---------------   ---------------   ---------------
                                                                                   (3,509)               --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              (2,514,645)       (4,219,065)       (4,801,549)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (1,434,302)       (1,831,766)           35,203
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $     8,954,404   $    21,274,343   $    36,050,101
                                                                          ===============   ===============   ===============


                                                                               LVIP              LVIP              LVIP
                                                                             DELAWARE          DELAWARE          DELAWARE
                                                                              SOCIAL            SOCIAL            SPECIAL
                                                                             AWARENESS         AWARENESS       OPPORTUNITIES
                                                                             STANDARD           SERVICE           SERVICE
                                                                               CLASS             CLASS             CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $    12,406,132   $    49,233,488   $    27,220,347
Changes From Operations:
 - Net investment income (loss)                                                  (104,250)         (562,961)         (547,169)
 - Net realized gain (loss) on investments                                        431,881           966,099         3,819,345
 - Net change in unrealized appreciation or depreciation on investments          (360,570)         (857,168)       (6,067,466)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                        (32,939)         (454,030)       (2,795,290)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                              90,660         2,547,217         8,852,370
 - Contract withdrawals and transfers to annuity reserves                      (1,705,299)       (4,616,766)       (2,204,284)
 - Contract transfers                                                          (1,053,607)       (2,547,612)        7,514,411
                                                                          ---------------   ---------------   ---------------
                                                                               (2,668,246)       (4,617,161)       14,162,497
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                        27,376                --                --
 - Annuity Payments                                                                (2,798)           (3,412)               --
 - Receipt (reimbursement) of mortality guarantee adjustments                          (3)            1,477                --
                                                                          ---------------   ---------------   ---------------
                                                                                   24,575            (1,935)               --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              (2,643,671)       (4,619,096)       14,162,497
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (2,676,610)       (5,073,126)       11,367,207
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                 9,729,522        44,160,362        38,587,554
Changes From Operations:
 - Net investment income (loss)                                                   (84,488)         (545,889)         (495,278)
 - Net realized gain (loss) on investments                                      1,034,272         4,318,454         4,497,606
 - Net change in unrealized appreciation or depreciation on investments           280,846         1,819,329           662,882
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                      1,230,630         5,591,894         4,665,210
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                              58,355         2,519,207         5,362,725
 - Contract withdrawals and transfers to annuity reserves                      (1,177,717)       (5,230,344)       (2,676,674)
 - Contract transfers                                                            (764,516)       (1,922,174)       (7,991,000)
                                                                          ---------------   ---------------   ---------------
                                                                               (1,883,878)       (4,633,311)       (5,304,949)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                (6,013)             (894)             (395)
 - Receipt (reimbursement) of mortality guarantee adjustments                         (33)          (19,391)             (743)
                                                                          ---------------   ---------------   ---------------
                                                                                   (6,046)          (20,285)           (1,138)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              (1,889,924)       (4,653,596)       (5,306,087)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (659,294)          938,298          (640,877)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $     9,070,228   $    45,098,660   $    37,946,677
                                                                          ===============   ===============   ===============

                                                                               LVIP              LVIP              LVIP
                                                                            DIMENSIONAL       DIMENSIONAL       DIMENSIONAL
                                                                             NON-U.S.          NON-U.S.            U.S.
                                                                              EQUITY            EQUITY            EQUITY
                                                                             STANDARD           SERVICE          STANDARD
                                                                               CLASS             CLASS             CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $            --   $            --   $            --
Changes From Operations:
 - Net investment income (loss)                                                       (53)          (58,696)              (40)
 - Net realized gain (loss) on investments                                             (2)          (57,050)               --
 - Net change in unrealized appreciation or depreciation on investments              (379)         (708,007)              410
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                           (434)         (823,753)              370
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                              95,130         4,908,039            83,370
 - Contract withdrawals and transfers to annuity reserves                              --          (141,772)               --
 - Contract transfers                                                                  --        10,097,599                --
                                                                          ---------------   ---------------   ---------------
                                                                                   95,130        14,863,866            83,370
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                  95,130        14,863,866            83,370
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            94,696        14,040,113            83,740
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                    94,696        14,040,113            83,740
Changes From Operations:
 - Net investment income (loss)                                                    14,476           196,234             5,106
 - Net realized gain (loss) on investments                                          4,017           181,534             1,868
 - Net change in unrealized appreciation or depreciation on investments            93,169         2,935,974            76,277
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                        111,662         3,313,742            83,251
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                             648,973         7,110,173           748,991
 - Contract withdrawals and transfers to annuity reserves                          (5,301)       (1,124,338)           (5,273)
 - Contract transfers                                                             (15,540)        5,057,836            (4,243)
                                                                          ---------------   ---------------   ---------------
                                                                                  628,132        11,043,671           739,475
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                 628,132        11,043,671           739,475
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           739,794        14,357,413           822,726
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $       834,490   $    28,397,526   $       906,466
                                                                          ===============   ===============   ===============

                                                                                           LVIP           LVIP
                                                                             LVIP       DIMENSIONAL/   DIMENSIONAL/
                                                                          DIMENSIONAL     VANGUARD       VANGUARD         LVIP
                                                                             U.S.           TOTAL          TOTAL         GLOBAL
                                                                            EQUITY          BOND           BOND          INCOME
                                                                            SERVICE       STANDARD        SERVICE        SERVICE
                                                                             CLASS          CLASS          CLASS          CLASS
                                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                            $          --  $          --  $          --  $ 235,905,015
Changes From Operations:
 - Net investment income (loss)                                               (115,264)           (59)      (164,701)     9,697,527
 - Net realized gain (loss) on investments                                      (1,518)            --         44,421      2,313,169
 - Net change in unrealized appreciation or depreciation on investments        888,435            415        551,518    (17,826,473)
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     771,653            356        431,238     (5,815,777)
Changes From Unit Transactions:
  Accumulation Units:
 - Contract purchases                                                        6,773,198         92,040     22,841,358    114,704,652
 - Contract withdrawals and transfers to annuity reserves                     (232,243)            --       (697,425)   (15,745,400)
 - Contract transfers                                                       16,950,101             --     27,617,439     64,685,427
                                                                         -------------  -------------  -------------  -------------
                                                                            23,491,056         92,040     49,761,372    163,644,679
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         --             --             --         12,326
 - Annuity Payments                                                                 --             --             --        (10,742)
 - Receipt (reimbursement) of mortality guarantee adjustments                       --             --             --              7
                                                                         -------------  -------------  -------------  -------------
                                                                                    --             --             --          1,591
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                           23,491,056         92,040     49,761,372    163,646,270
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     24,262,709         92,396     50,192,610    157,830,493
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                             24,262,709         92,396     50,192,610    393,735,508
Changes From Operations:
 - Net investment income (loss)                                               (276,201)         9,596         10,478        414,905
 - Net realized gain (loss) on investments                                     725,492          3,080        799,554      1,493,884
 - Net change in unrealized appreciation or depreciation on investments      4,319,648           (253)       667,330     21,929,462
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                   4,768,939         12,423      1,477,362     23,838,251
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                       11,630,320        926,219     45,869,165     53,874,752
 - Contract withdrawals and transfers to annuity reserves                   (2,306,599)        (5,404)    (7,265,983)   (22,422,963)
 - Contract transfers                                                       10,546,046        (26,358)    37,629,347     33,874,961
                                                                         -------------  -------------  -------------  -------------
                                                                            19,869,767        894,457     76,232,529     65,326,750
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         --             --             --         10,292
 - Annuity Payments                                                                 --             --             --        (15,232)
 - Receipt (reimbursement) of mortality guarantee adjustments                       --             --             --         (1,436)
                                                                         -------------  -------------  -------------  -------------
                                                                                    --             --             --         (6,376)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                           19,869,767        894,457     76,232,529     65,320,374
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     24,638,706        906,880     77,709,891     89,158,625
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                          $  48,901,415  $     999,276  $ 127,902,501  $ 482,894,133
                                                                         =============  =============  =============  =============

See accompanying notes.

                                                                               LVIP              LVIP
                                                                             JPMORGAN          JPMORGAN          LVIP MFS
                                                                               HIGH             MID CAP        INTERNATIONAL
                                                                               YIELD           VALUE RPM          GROWTH
                                                                              SERVICE           SERVICE           SERVICE
                                                                               CLASS             CLASS             CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $     3,246,962   $    15,228,244   $    96,896,427
Changes From Operations:
 - Net investment income (loss)                                                 2,394,649          (341,256)        1,715,307
 - Net realized gain (loss) on investments                                       (140,397)          623,865           373,122
 - Net change in unrealized appreciation or depreciation on investments        (1,896,851)       (1,268,308)      (15,784,683)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                        357,401          (985,699)      (13,696,254)
Changes From Unit Transactions:
  Accumulation Units:
 - Contract purchases                                                          21,050,172         6,059,068        18,243,907
 - Contract withdrawals and transfers to annuity reserves                      (2,720,059)       (1,161,110)       (5,485,960)
 - Contract transfers                                                          53,388,182         4,739,915        17,899,359
                                                                          ---------------   ---------------   ---------------
                                                                               71,718,295         9,637,873        30,657,306
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                        10,056                --                --
 - Annuity Payments                                                                  (999)               --              (832)
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --                11
                                                                          ---------------   ---------------   ---------------
                                                                                    9,057                --              (821)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              71,727,352         9,637,873        30,656,485
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        72,084,753         8,652,174        16,960,231
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                75,331,715        23,880,418       113,856,658
Changes From Operations:
 - Net investment income (loss)                                                 3,482,827          (444,362)         (948,862)
 - Net realized gain (loss) on investments                                      1,459,664         1,044,479           815,764
 - Net change in unrealized appreciation or depreciation on investments         6,835,808         2,222,607        20,678,066
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     11,778,299         2,822,724        20,544,968
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          22,673,673        10,409,499         6,155,337
 - Contract withdrawals and transfers to annuity reserves                     (10,511,417)       (2,055,095)       (7,372,799)
 - Contract transfers                                                          24,185,109          (542,126)          217,752
                                                                          ---------------   ---------------   ---------------
                                                                               36,347,365         7,812,278          (999,710)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                (1,729)               --              (792)
 - Receipt (reimbursement) of mortality guarantee adjustments                        (687)               --                (5)
                                                                          ---------------   ---------------   ---------------
                                                                                   (2,416)               --              (797)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              36,344,949         7,812,278        (1,000,507)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        48,123,248        10,635,002        19,544,461
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $   123,454,963   $    34,515,420   $   133,401,119
                                                                          ===============   ===============   ===============


                                                                                                                   LVIP
                                                                                                 LVIP            MONDRIAN
                                                                             LVIP MFS           MID-CAP        INTERNATIONAL
                                                                               VALUE             VALUE             VALUE
                                                                              SERVICE           SERVICE          STANDARD
                                                                               CLASS             CLASS             CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $   409,771,177   $    40,801,285   $    22,423,804
Changes From Operations:
 - Net investment income (loss)                                                   566,023          (688,717)          235,799
 - Net realized gain (loss) on investments                                      6,471,553         2,259,757          (199,084)
 - Net change in unrealized appreciation or depreciation on investments       (14,777,853)       (6,213,444)       (1,028,130)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     (7,740,277)       (4,642,404)         (991,415)
Changes From Unit Transactions:
  Accumulation Units:
 - Contract purchases                                                          74,738,381         9,244,256           103,867
 - Contract withdrawals and transfers to annuity reserves                     (23,889,643)       (2,488,471)       (3,535,918)
 - Contract transfers                                                          98,972,941         1,455,695          (898,013)
                                                                          ---------------   ---------------   ---------------
                                                                              149,821,679         8,211,480        (4,330,064)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --            21,901
 - Annuity Payments                                                               (36,830)           (4,748)           (3,185)
 - Receipt (reimbursement) of mortality guarantee adjustments                          (5)                6                (2)
                                                                          ---------------   ---------------   ---------------
                                                                                  (36,835)           (4,742)           18,714
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                             149,784,844         8,206,738        (4,311,350)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       142,044,567         3,564,334        (5,302,765)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                               551,815,744        44,365,619        17,121,039
Changes From Operations:
 - Net investment income (loss)                                                (1,400,234)         (793,871)          166,059
 - Net realized gain (loss) on investments                                     16,334,398         2,041,000          (414,839)
 - Net change in unrealized appreciation or depreciation on investments        70,140,343         8,590,289         1,420,629
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     85,074,507         9,837,418         1,171,849
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          51,312,691         5,330,282            72,647
 - Contract withdrawals and transfers to annuity reserves                     (37,377,835)       (3,383,508)       (1,955,212)
 - Contract transfers                                                          21,731,041         2,162,406        (1,366,646)
                                                                          ---------------   ---------------   ---------------
                                                                               35,665,897         4,109,180        (3,249,211)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                               (38,237)           (4,731)           (4,804)
 - Receipt (reimbursement) of mortality guarantee adjustments                        (981)              (90)              (24)
                                                                          ---------------   ---------------   ---------------
                                                                                  (39,218)           (4,821)           (4,828)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              35,626,679         4,104,359        (3,254,039)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       120,701,186        13,941,777        (2,082,190)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $   672,516,930   $    58,307,396   $    15,038,849
                                                                          ===============   ===============   ===============

                                                                               LVIP
                                                                             MONDRIAN            LVIP              LVIP
                                                                           INTERNATIONAL         MONEY             MONEY
                                                                               VALUE            MARKET            MARKET
                                                                              SERVICE          STANDARD           SERVICE
                                                                               CLASS             CLASS             CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $   111,459,611   $    66,685,675   $   342,966,801
Changes From Operations:
 - Net investment income (loss)                                                 1,343,379          (992,995)       (6,058,742)
 - Net realized gain (loss) on investments                                     (1,104,881)               80               533
 - Net change in unrealized appreciation or depreciation on investments        (6,616,290)               (3)               (7)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     (6,377,792)         (992,918)       (6,058,216)
Changes From Unit Transactions:
  Accumulation Units:
 - Contract purchases                                                           9,517,801           875,212        61,419,204
 - Contract withdrawals and transfers to annuity reserves                     (10,149,820)      (49,902,900)     (221,317,919)
 - Contract transfers                                                          (1,647,870)       44,364,094       181,058,000
                                                                          ---------------   ---------------   ---------------
                                                                               (2,279,889)       (4,663,594)       21,159,285
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --            10,951                --
 - Annuity Payments                                                                (4,072)          (47,191)          (35,563)
 - Receipt (reimbursement) of mortality guarantee adjustments                       1,439               118             2,981
                                                                          ---------------   ---------------   ---------------
                                                                                   (2,633)          (36,122)          (32,582)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              (2,282,522)       (4,699,716)       21,126,703
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (8,660,314)       (5,692,634)       15,068,487
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                               102,799,297        60,993,041       358,035,288
Changes From Operations:
 - Net investment income (loss)                                                 1,102,248          (821,134)       (5,386,018)
 - Net realized gain (loss) on investments                                     (1,962,215)              228             1,425
 - Net change in unrealized appreciation or depreciation on investments         8,859,297                (1)               (1)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                      7,999,330          (820,907)       (5,384,594)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                           5,239,500         1,014,484        36,629,175
 - Contract withdrawals and transfers to annuity reserves                      (9,841,837)      (36,423,087)     (178,403,552)
 - Contract transfers                                                           2,049,882        23,691,269       116,209,241
                                                                          ---------------   ---------------   ---------------
                                                                               (2,552,455)      (11,717,334)      (25,565,136)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         9,037                --                --
 - Annuity Payments                                                               (10,527)          (25,735)          (29,437)
 - Receipt (reimbursement) of mortality guarantee adjustments                     (16,561)              111           (32,844)
                                                                          ---------------   ---------------   ---------------
                                                                                  (18,051)          (25,624)          (62,281)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              (2,570,506)      (11,742,958)      (25,627,417)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         5,428,824       (12,563,865)      (31,012,011)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $   108,228,121   $    48,429,176   $   327,023,277
                                                                          ===============   ===============   ===============

                                                                             LVIP           LVIP           LVIP           LVIP
                                                                           PROTECTED      PROTECTED      PROTECTED      PROTECTED
                                                                            PROFILE        PROFILE        PROFILE        PROFILE
                                                                              2010           2020           2030           2040
                                                                            SERVICE        SERVICE        SERVICE        SERVICE
                                                                             CLASS          CLASS          CLASS          CLASS
                                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                            $   8,599,298  $  18,173,482  $  10,633,763  $   6,293,112
Changes From Operations:
 - Net investment income (loss)                                                (79,972)      (158,220)      (116,043)       (68,617)
 - Net realized gain (loss) on investments                                     364,891        433,508        470,478        190,417
 - Net change in unrealized appreciation or depreciation on investments       (340,614)      (562,311)      (580,438)      (349,307)
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     (55,695)      (287,023)      (226,003)      (227,507)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                           10,025        281,232        103,722        249,553
 - Contract withdrawals and transfers to annuity reserves                   (1,587,288)      (938,371)      (703,988)      (179,395)
 - Contract transfers                                                          892,648       (547,852)       219,449       (472,711)
                                                                         -------------  -------------  -------------  -------------
                                                                              (684,615)    (1,204,991)      (380,817)      (402,553)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         --             --             --             --
 - Annuity Payments                                                                 --             --             --             --
 - Receipt (reimbursement) of mortality guarantee adjustments                       --             --             --             --
                                                                         -------------  -------------  -------------  -------------
                                                                                    --             --             --             --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                             (684,615)    (1,204,991)      (380,817)      (402,553)
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (740,310)    (1,492,014)      (606,820)      (630,060)
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                              7,858,988     16,681,468     10,026,943      5,663,052
Changes From Operations:
 - Net investment income (loss)                                                  1,062        (16,819)       (40,351)       (28,494)
 - Net realized gain (loss) on investments                                     353,207        490,362        266,482        122,738
 - Net change in unrealized appreciation or depreciation on investments        149,265        552,425        374,035        183,556
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     503,534      1,025,968        600,166        277,800
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                           10,151        279,735        129,442         97,866
 - Contract withdrawals and transfers to annuity reserves                   (1,411,520)    (1,607,048)    (1,268,341)      (154,407)
 - Contract transfers                                                          393,569       (423,015)     1,044,447       (307,944)
                                                                         -------------  -------------  -------------  -------------
                                                                            (1,007,800)    (1,750,328)       (94,452)      (364,485)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         --             --             --             --
 - Annuity Payments                                                                 --             --             --             --
 - Receipt (reimbursement) of mortality guarantee adjustments                       --             --             --             --
                                                                         -------------  -------------  -------------  -------------
                                                                                    --             --             --             --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                           (1,007,800)    (1,750,328)       (94,452)      (364,485)
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (504,266)      (724,360)       505,714        (86,685)
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                          $   7,354,722  $  15,957,108  $  10,532,657  $   5,576,367
                                                                         =============  =============  =============  =============

See accompanying notes.

                                                                               LVIP              LVIP              LVIP
                                                                             PROTECTED         PROTECTED         PROTECTED
                                                                              PROFILE           PROFILE           PROFILE
                                                                           CONSERVATIVE      CONSERVATIVE         GROWTH
                                                                             STANDARD           SERVICE          STANDARD
                                                                               CLASS             CLASS             CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $            --   $   378,674,328   $            --
Changes From Operations:
 - Net investment income (loss)                                                        --           319,918                --
 - Net realized gain (loss) on investments                                             --         9,084,870                --
 - Net change in unrealized appreciation or depreciation on investments                --        (2,592,841)               --
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                             --         6,811,947                --
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                                  --        53,153,787                --
 - Contract withdrawals and transfers to annuity reserves                              --       (43,977,780)               --
 - Contract transfers                                                                  --        23,021,619                --
                                                                          ---------------   ---------------   ---------------
                                                                                       --        32,197,626                --
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                      --        32,197,626                --
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                --        39,009,573                --
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                        --       417,683,901                --
Changes From Operations:
 - Net investment income (loss)                                                       500        14,259,579             2,021
 - Net realized gain (loss) on investments                                             (2)       11,137,484             8,248
 - Net change in unrealized appreciation or depreciation on investments              (212)       13,717,576                --
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                            286        39,114,639            10,269
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                                  --       239,129,601           196,964
 - Contract withdrawals and transfers to annuity reserves                          (1,019)      (59,042,645)           (2,030)
 - Contract transfers                                                              51,886       160,179,144          (205,203)
                                                                          ---------------   ---------------   ---------------
                                                                                   50,867       340,266,100           (10,269)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                  50,867       340,266,100           (10,269)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            51,153       379,380,739                --
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $        51,153   $   797,064,640   $            --
                                                                          ===============   ===============   ===============


                                                                               LVIP              LVIP              LVIP
                                                                             PROTECTED         PROTECTED           SSGA
                                                                              PROFILE           PROFILE            BOND
                                                                              GROWTH           MODERATE            INDEX
                                                                              SERVICE           SERVICE          STANDARD
                                                                               CLASS             CLASS             CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $   649,763,390   $ 1,078,285,914   $            --
Changes From Operations:
 - Net investment income (loss)                                                   406,554        (2,002,753)               --
 - Net realized gain (loss) on investments                                      1,515,003        10,729,140                --
 - Net change in unrealized appreciation or depreciation on investments       (17,589,904)      (20,085,743)               --
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                    (15,668,347)      (11,359,356)               --
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                         120,918,424       165,630,741                --
 - Contract withdrawals and transfers to annuity reserves                     (50,630,241)     (109,240,567)               --
 - Contract transfers                                                          29,217,728        48,057,581                --
                                                                          ---------------   ---------------   ---------------
                                                                               99,505,911       104,447,755                --
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                              (220,764)          (19,105)               --
 - Receipt (reimbursement) of mortality guarantee adjustments                     (30,149)            1,064                --
                                                                          ---------------   ---------------   ---------------
                                                                                 (250,913)          (18,041)               --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              99,254,998       104,429,714                --
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        83,586,651        93,070,358                --
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                               733,350,041     1,171,356,272                --
Changes From Operations:
 - Net investment income (loss)                                                18,005,592        33,873,996               467
 - Net realized gain (loss) on investments                                      2,887,962        11,480,448               123
 - Net change in unrealized appreciation or depreciation on investments        69,137,393        77,295,555              (436)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     90,030,947       122,649,999               154
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                       1,220,107,774     1,072,650,327            54,125
 - Contract withdrawals and transfers to annuity reserves                     (69,677,182)     (128,359,230)             (453)
 - Contract transfers                                                         404,663,583       442,417,891           (27,599)
                                                                          ---------------   ---------------   ---------------
                                                                            1,555,094,175     1,386,708,988            26,073
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                (2,901)          (18,924)               --
 - Receipt (reimbursement) of mortality guarantee adjustments                        (131)              623                --
                                                                          ---------------   ---------------   ---------------
                                                                                   (3,032)          (18,301)               --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                           1,555,091,143     1,386,690,687            26,073
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     1,645,122,090     1,509,340,686            26,227
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $ 2,378,472,131   $ 2,680,696,958   $        26,227
                                                                          ===============   ===============   ===============

                                                                                                 LVIP              LVIP
                                                                               LVIP              SSGA              SSGA
                                                                               SSGA          CONSERVATIVE      CONSERVATIVE
                                                                               BOND              INDEX          STRUCTURED
                                                                               INDEX          ALLOCATION        ALLOCATION
                                                                              SERVICE           SERVICE           SERVICE
                                                                               CLASS             CLASS             CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $   948,775,048   $     2,944,310   $    10,594,850
Changes From Operations:
 - Net investment income (loss)                                                10,519,319          (235,552)       (1,202,369)
 - Net realized gain (loss) on investments                                     12,398,588             8,412            61,011
 - Net change in unrealized appreciation or depreciation on investments        28,757,125           139,610           925,497
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     51,675,032           (87,530)         (215,861)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          34,290,636        17,799,756        90,779,024
 - Contract withdrawals and transfers to annuity reserves                     (67,835,661)         (983,185)       (3,261,125)
 - Contract transfers                                                         (14,189,857)       12,341,307        45,644,188
                                                                          ---------------   ---------------   ---------------
                                                                              (47,734,882)       29,157,878       133,162,087
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                             (47,734,882)       29,157,878       133,162,087
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         3,940,150        29,070,348       132,946,226
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                               952,715,198        32,014,658       143,541,076
Changes From Operations:
 - Net investment income (loss)                                                 4,974,873           520,584         3,733,661
 - Net realized gain (loss) on investments                                      9,851,307           405,686         1,470,658
 - Net change in unrealized appreciation or depreciation on investments         3,230,042         1,879,606         4,961,825
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     18,056,222         2,805,876        10,166,144
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          44,497,466        12,674,248        32,800,133
 - Contract withdrawals and transfers to annuity reserves                     (69,655,166)       (2,690,780)       (9,097,468)
 - Contract transfers                                                          52,237,658        10,912,733        21,251,772
                                                                          ---------------   ---------------   ---------------
                                                                               27,079,958        20,896,201        44,954,437
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              27,079,958        20,896,201        44,954,437
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        45,136,180        23,702,077        55,120,581
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $   997,851,378   $    55,716,735   $   198,661,657
                                                                          ===============   ===============   ===============

                                                                                                                          LVIP
                                                                             LVIP           LVIP           LVIP           SSGA
                                                                             SSGA           SSGA           SSGA          GLOBAL
                                                                           DEVELOPED      EMERGING       EMERGING       TACTICAL
                                                                         INTERNATIONAL     MARKETS        MARKETS      ALLOCATION
                                                                              150            100            100            RPM
                                                                            SERVICE       STANDARD        SERVICE       STANDARD
                                                                             CLASS          CLASS          CLASS          CLASS
                                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                            $ 138,293,111  $          --  $ 168,453,712  $          --
Changes From Operations:
 - Net investment income (loss)                                                803,935            (17)     1,102,006             --
 - Net realized gain (loss) on investments                                   2,874,581             (1)    21,257,335             --
 - Net change in unrealized appreciation or depreciation on investments    (23,168,217)          (596)   (50,496,450)            --
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                 (19,489,701)          (614)   (28,137,109)            --
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                        4,711,687         14,701     13,209,558             --
 - Contract withdrawals and transfers to annuity reserves                   (8,340,088)            --    (11,177,028)            --
 - Contract transfers                                                       14,951,361             --     13,632,805             --
                                                                         -------------  -------------  -------------  -------------
                                                                            11,322,960         14,701     15,665,335             --
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         --             --             --             --
 - Annuity Payments                                                                 --             --         (1,804)            --
 - Receipt (reimbursement) of mortality guarantee adjustments                       --             --              2             --
                                                                         -------------  -------------  -------------  -------------
                                                                                    --             --         (1,802)            --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                           11,322,960         14,701     15,663,533             --
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (8,166,741)        14,087    (12,473,576)            --
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                            130,126,370         14,087    155,980,136             --
Changes From Operations:
 - Net investment income (loss)                                                948,986          1,451      1,199,117            451
 - Net realized gain (loss) on investments                                     784,650          5,462     16,247,616             --
 - Net change in unrealized appreciation or depreciation on investments     14,283,977          1,096        (95,148)           555
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                  16,017,613          8,009     17,351,585          1,006
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                        2,775,928         59,116      7,981,963         62,088
 - Contract withdrawals and transfers to annuity reserves                   (8,230,016)          (866)   (12,174,945)            --
 - Contract transfers                                                          937,576         23,861      7,505,834             --
                                                                         -------------  -------------  -------------  -------------
                                                                            (4,516,512)        82,111      3,312,852         62,088
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         --             --          4,142             --
 - Annuity Payments                                                                 --             --         (2,257)            --
 - Receipt (reimbursement) of mortality guarantee adjustments                       --             --            (32)            --
                                                                         -------------  -------------  -------------  -------------
                                                                                    --             --          1,853             --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                           (4,516,512)        82,111      3,314,705         62,088
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     11,501,101         90,120     20,666,290         63,094
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                          $ 141,627,471  $     104,207  $ 176,646,426  $      63,094
                                                                         =============  =============  =============  =============

See accompanying notes.

                                                                               LVIP
                                                                               SSGA
                                                                              GLOBAL             LVIP              LVIP
                                                                             TACTICAL            SSGA              SSGA
                                                                            ALLOCATION       INTERNATIONAL     INTERNATIONAL
                                                                                RPM              INDEX             INDEX
                                                                              SERVICE          STANDARD           SERVICE
                                                                               CLASS             CLASS             CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $    63,997,052   $            --   $   198,623,794
Changes From Operations:
 - Net investment income (loss)                                                  (341,821)               --        (1,096,819)
 - Net realized gain (loss) on investments                                     (2,944,102)               --         3,106,004
 - Net change in unrealized appreciation or depreciation on investments        (2,922,772)               --       (30,438,210)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     (6,208,695)               --       (28,429,025)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          95,861,046                --         7,509,731
 - Contract withdrawals and transfers to annuity reserves                      (9,120,502)               --       (10,928,287)
 - Contract transfers                                                          85,856,693                --        25,085,283
                                                                          ---------------   ---------------   ---------------
                                                                              172,597,237                --        21,666,727
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                       923,082                --                --
 - Annuity Payments                                                              (109,433)               --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                         215                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                  813,864                --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                             173,411,101                --        21,666,727
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       167,202,406                --        (6,762,298)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                               231,199,458                --       191,861,496
Changes From Operations:
 - Net investment income (loss)                                                 4,960,462               456           (72,767)
 - Net realized gain (loss) on investments                                        604,778               145         2,134,736
 - Net change in unrealized appreciation or depreciation on investments        18,339,722             3,336        28,301,738
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     23,904,962             3,937        30,363,707
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          84,376,573            30,159         5,112,890
 - Contract withdrawals and transfers to annuity reserves                     (16,270,342)             (191)      (13,220,661)
 - Contract transfers                                                          43,952,993              (196)       (5,415,288)
                                                                          ---------------   ---------------   ---------------
                                                                              112,059,224            29,772       (13,523,059)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                              (110,358)               --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                      (1,181)               --                --
                                                                          ---------------   ---------------   ---------------
                                                                                 (111,539)               --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                             111,947,685            29,772       (13,523,059)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       135,852,647            33,709        16,840,648
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $   367,052,105   $        33,709   $   208,702,144
                                                                          ===============   ===============   ===============


                                                                               LVIP              LVIP              LVIP
                                                                               SSGA              SSGA              SSGA
                                                                               LARGE             LARGE           MODERATE
                                                                                CAP               CAP              INDEX
                                                                                100               100           ALLOCATION
                                                                             STANDARD           SERVICE           SERVICE
                                                                               CLASS             CLASS             CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $            --   $   289,254,755   $     4,120,405
Changes From Operations:
 - Net investment income (loss)                                                        --        (1,003,652)         (602,286)
 - Net realized gain (loss) on investments                                             --        13,482,808          (158,711)
 - Net change in unrealized appreciation or depreciation on investments                --       (10,753,276)         (596,864)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                             --         1,725,880        (1,357,861)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                                  --        10,541,081        48,621,664
 - Contract withdrawals and transfers to annuity reserves                              --       (18,341,051)       (1,337,773)
 - Contract transfers                                                                  --        (1,028,373)       19,781,213
                                                                          ---------------   ---------------   ---------------
                                                                                       --        (8,828,343)       67,065,104
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                      --        (8,828,343)       67,065,104
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                --        (7,102,463)       65,707,243
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                        --       282,152,292        69,827,648
Changes From Operations:
 - Net investment income (loss)                                                        (1)       (1,093,709)          675,283
 - Net realized gain (loss) on investments                                             --        12,588,440           810,517
 - Net change in unrealized appreciation or depreciation on investments                14        16,147,960         7,602,444
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                             13        27,642,691         9,088,244
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                               2,501         7,712,367        41,411,126
 - Contract withdrawals and transfers to annuity reserves                              --       (18,379,019)       (6,920,140)
 - Contract transfers                                                               1,250       (20,069,746)       21,996,376
                                                                          ---------------   ---------------   ---------------
                                                                                    3,751       (30,736,398)       56,487,362
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                   3,751       (30,736,398)       56,487,362
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             3,764        (3,093,707)       65,575,606
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $         3,764   $   279,058,585   $   135,403,254
                                                                          ===============   ===============   ===============

                                                                                                 LVIP              LVIP
                                                                               LVIP              SSGA              SSGA
                                                                               SSGA           MODERATELY        MODERATELY
                                                                             MODERATE         AGGRESSIVE        AGGRESSIVE
                                                                            STRUCTURED           INDEX          STRUCTURED
                                                                            ALLOCATION        ALLOCATION        ALLOCATION
                                                                              SERVICE           SERVICE           SERVICE
                                                                               CLASS             CLASS             CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $    28,557,076   $     5,847,902   $    16,077,151
Changes From Operations:
 - Net investment income (loss)                                                (2,921,784)         (660,775)       (2,085,744)
 - Net realized gain (loss) on investments                                        (11,678)         (182,633)         (390,059)
 - Net change in unrealized appreciation or depreciation on investments        (4,288,424)       (1,619,999)       (6,726,012)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     (7,221,886)       (2,463,407)       (9,201,815)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                         234,387,115        57,995,739       177,538,678
 - Contract withdrawals and transfers to annuity reserves                      (6,588,869)         (976,744)       (3,851,803)
 - Contract transfers                                                          83,829,069        14,777,315        56,786,695
                                                                          ---------------   ---------------   ---------------
                                                                              311,627,315        71,796,310       230,473,570
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                        40,477                --                --
 - Annuity Payments                                                                (4,023)               --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                   36,454                --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                             311,663,769        71,796,310       230,473,570
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       304,441,883        69,332,903       221,271,755
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                               332,998,959        75,180,805       237,348,906
Changes From Operations:
 - Net investment income (loss)                                                 9,132,426           580,135         7,182,933
 - Net realized gain (loss) on investments                                      2,695,811           793,330         1,623,262
 - Net change in unrealized appreciation or depreciation on investments        23,060,886         8,577,410        17,189,012
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     34,889,123         9,950,875        25,995,207
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                         115,401,719        27,490,935        70,012,387
 - Contract withdrawals and transfers to annuity reserves                     (24,342,865)       (5,278,947)      (12,612,516)
 - Contract transfers                                                          76,444,163        20,616,038        36,963,894
                                                                          ---------------   ---------------   ---------------
                                                                              167,503,017        42,828,026        94,363,765
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                (3,100)               --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                         (36)               --                --
                                                                          ---------------   ---------------   ---------------
                                                                                   (3,136)               --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                             167,499,881        42,828,026        94,363,765
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       202,389,004        52,778,901       120,358,972
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $   535,387,963   $   127,959,706   $   357,707,878
                                                                          ===============   ===============   ===============

                                                                             LVIP           LVIP
                                                                             SSGA           SSGA           LVIP          LVIP
                                                                              S&P            S&P           SSGA          SSGA
                                                                              500            500         SMALL-CAP     SMALL-CAP
                                                                             INDEX          INDEX          INDEX         INDEX
                                                                           STANDARD        SERVICE        STANDARD      SERVICE
                                                                             CLASS          CLASS          CLASS         CLASS
                                                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                            $   2,012,755  $ 418,910,568  $          --  $ 122,688,382
Changes From Operations:
 - Net investment income (loss)                                                (12,393)    (4,353,527)           (14)    (1,962,949)
 - Net realized gain (loss) on investments                                     119,002     13,942,610             --      4,949,130
 - Net change in unrealized appreciation or depreciation on investments       (100,731)    (8,757,497)           (77)   (10,335,199)
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                       5,878        831,586            (91)    (7,349,018)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                            5,489     18,571,849         11,760      9,269,044
 - Contract withdrawals and transfers to annuity reserves                     (285,020)   (24,836,396)            --     (6,870,128)
 - Contract transfers                                                          157,961      7,694,700             --      8,457,277
                                                                         -------------  -------------  -------------  -------------
                                                                              (121,570)     1,430,153         11,760     10,856,193
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         --             --             --             --
 - Annuity Payments                                                                 --             --             --             --
 - Receipt (reimbursement) of mortality guarantee adjustments                       --             --             --             --
                                                                         -------------  -------------  -------------  -------------
                                                                                    --             --             --             --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                             (121,570)     1,430,153         11,760     10,856,193
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (115,692)     2,261,739         11,669      3,507,175
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                              1,897,063    421,172,307         11,669    126,195,557
Changes From Operations:
 - Net investment income (loss)                                                (13,208)    (4,321,250)            13     (1,635,244)
 - Net realized gain (loss) on investments                                     202,519     21,794,692            394      5,912,170
 - Net change in unrealized appreciation or depreciation on investments         47,667     40,123,963          4,219     12,747,434
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     236,978     57,597,405          4,626     17,024,360
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                           65,757     17,236,257         34,604      6,044,213
 - Contract withdrawals and transfers to annuity reserves                     (361,267)   (32,638,092)          (739)    (9,265,243)
 - Contract transfers                                                         (208,420)    39,296,094         11,724      3,443,727
                                                                         -------------  -------------  -------------  -------------
                                                                              (503,930)    23,894,259         45,589        222,697
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         --             --             --             --
 - Annuity Payments                                                                 --             --             --             --
 - Receipt (reimbursement) of mortality guarantee adjustments                       --             --             --             --
                                                                         -------------  -------------  -------------  -------------
                                                                                    --             --             --             --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                             (503,930)    23,894,259         45,589        222,697
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (266,952)    81,491,664         50,215     17,247,057
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                          $   1,630,111  $ 502,663,971  $      61,884  $ 143,442,614
                                                                         =============  =============  =============  =============

See accompanying notes.


                                                                                                                   LVIP
                                                                               LVIP              LVIP               T.
                                                                               SSGA              SSGA              ROWE
                                                                             SMALL-MID         SMALL-MID           PRICE
                                                                                CAP               CAP             GROWTH
                                                                                200               200              STOCK
                                                                             STANDARD           SERVICE           SERVICE
                                                                               CLASS             CLASS             CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $            --   $    94,875,875   $    71,341,526
Changes From Operations:
 - Net investment income (loss)                                                        --          (287,076)       (1,434,118)
 - Net realized gain (loss) on investments                                             --         4,788,670         3,390,348
 - Net change in unrealized appreciation or depreciation on investments                --        (8,045,424)       (5,712,295)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                             --        (3,543,830)       (3,756,065)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                                  --         6,475,438        17,661,753
 - Contract withdrawals and transfers to annuity reserves                              --        (5,276,814)       (5,590,753)
 - Contract transfers                                                                  --        (2,870,549)        6,377,124
                                                                          ---------------   ---------------   ---------------
                                                                                       --        (1,671,925)       18,448,124
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                --            (3,261)
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --                 5
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --            (3,256)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                      --        (1,671,925)       18,444,868
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                --        (5,215,755)       14,688,803
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                        --        89,660,120        86,030,329
Changes From Operations:
 - Net investment income (loss)                                                       262           503,268        (2,006,448)
 - Net realized gain (loss) on investments                                            486        10,769,973         4,708,465
 - Net change in unrealized appreciation or depreciation on investments               (70)       (1,052,845)       12,156,452
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                            678        10,220,396        14,858,469
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                               7,540         5,050,078        13,135,872
 - Contract withdrawals and transfers to annuity reserves                             (57)       (5,935,624)       (7,525,838)
 - Contract transfers                                                              13,379        (5,415,177)       37,132,118
                                                                          ---------------   ---------------   ---------------
                                                                                   20,862        (6,300,723)       42,742,152
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                --           (20,948)
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --            (1,917)
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --           (22,865)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                  20,862        (6,300,723)       42,719,287
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            21,540         3,919,673        57,577,756
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $        21,540   $    93,579,793   $   143,608,085
                                                                          ===============   ===============   ===============

                                                                               LVIP              LVIP
                                                                                T.                T.
                                                                               ROWE              ROWE
                                                                               PRICE             PRICE             LVIP
                                                                            STRUCTURED        STRUCTURED         TEMPLETON
                                                                              MID-CAP           MID-CAP           GROWTH
                                                                              GROWTH            GROWTH              RPM
                                                                             STANDARD           SERVICE           SERVICE
                                                                               CLASS             CLASS             CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $     2,874,844   $    47,561,006   $   102,455,858
Changes From Operations:
 - Net investment income (loss)                                                   (44,909)         (910,514)          484,955
 - Net realized gain (loss) on investments                                        279,259         2,416,584           (78,063)
 - Net change in unrealized appreciation or depreciation on investments          (344,508)       (5,038,921)       (6,664,799)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                       (110,158)       (3,532,851)       (6,257,907)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                              38,881        12,912,507        21,328,436
 - Contract withdrawals and transfers to annuity reserves                        (573,383)       (3,526,006)       (6,333,076)
 - Contract transfers                                                             (45,546)        6,810,423         7,480,519
                                                                          ---------------   ---------------   ---------------
                                                                                 (580,048)       16,196,924        22,475,879
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                (580,048)       16,196,924        22,475,879
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (690,206)       12,664,073        16,217,972
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                 2,184,638        60,225,079       118,673,830
Changes From Operations:
 - Net investment income (loss)                                                   (40,922)       (1,292,507)          196,838
 - Net realized gain (loss) on investments                                        242,142         6,189,659         1,411,251
 - Net change in unrealized appreciation or depreciation on investments            96,396         4,105,170        22,383,898
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                        297,616         9,002,322        23,991,987
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                              17,179        10,725,840        22,616,527
 - Contract withdrawals and transfers to annuity reserves                        (416,096)       (5,154,651)      (10,009,233)
 - Contract transfers                                                             215,454         5,439,463          (750,394)
                                                                          ---------------   ---------------   ---------------
                                                                                 (183,463)       11,010,652        11,856,900
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --              (398)               --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --              (756)               --
                                                                          ---------------   ---------------   ---------------
                                                                                       --            (1,154)               --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                (183,463)       11,009,498        11,856,900
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           114,153        20,011,820        35,848,887
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $     2,298,791   $    80,236,899   $   154,522,717
                                                                          ===============   ===============   ===============

                                                                               LVIP              LVIP
                                                                                UBS               UBS              LVIP
                                                                               LARGE             LARGE           VANGUARD
                                                                                CAP               CAP            DOMESTIC
                                                                              GROWTH            GROWTH            EQUITY
                                                                                RPM               RPM               ETF
                                                                             STANDARD           SERVICE          STANDARD
                                                                               CLASS             CLASS             CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $     2,825,485   $    63,658,856   $            --
Changes From Operations:
 - Net investment income (loss)                                                   (36,177)         (959,093)               --
 - Net realized gain (loss) on investments                                        109,006         3,919,101                --
 - Net change in unrealized appreciation or depreciation on investments          (233,426)       (6,434,322)               --
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                       (160,597)       (3,474,314)               --
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                              33,019         5,083,895                --
 - Contract withdrawals and transfers to annuity reserves                        (377,965)       (4,299,040)               --
 - Contract transfers                                                            (207,406)      (12,357,464)               --
                                                                          ---------------   ---------------   ---------------
                                                                                 (552,352)      (11,572,609)               --
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                (552,352)      (11,572,609)               --
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (712,949)      (15,046,923)               --
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                 2,112,536        48,611,933                --
Changes From Operations:
 - Net investment income (loss)                                                   (38,325)         (929,099)              731
 - Net realized gain (loss) on investments                                        123,274         2,447,067               164
 - Net change in unrealized appreciation or depreciation on investments           207,792         5,395,610             2,181
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                        292,741         6,913,578             3,076
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                              48,526        11,755,982            80,086
 - Contract withdrawals and transfers to annuity reserves                        (231,657)       (5,119,021)           (1,033)
 - Contract transfers                                                              20,873        (2,113,214)           30,002
                                                                          ---------------   ---------------   ---------------
                                                                                 (162,258)        4,523,747           109,055
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                --                --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --                --                --
                                                                          ---------------   ---------------   ---------------
                                                                                       --                --                --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                (162,258)        4,523,747           109,055
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           130,483        11,437,325           112,131
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $     2,243,019   $    60,049,258   $       112,131
                                                                          ===============   ===============   ===============

                                                                             LVIP           LVIP           LVIP
                                                                           VANGUARD       VANGUARD       VANGUARD
                                                                           DOMESTIC     INTERNATIONAL  INTERNATIONAL      LORD
                                                                            EQUITY         EQUITY         EQUITY         ABBETT
                                                                              ETF            ETF            ETF        FUNDAMENTAL
                                                                            SERVICE       STANDARD        SERVICE        EQUITY
                                                                             CLASS          CLASS          CLASS        CLASS VC
                                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                            $          --  $          --  $          --  $   9,982,968
Changes From Operations:
 - Net investment income (loss)                                                (10,955)            --        (40,420)       (85,027)
 - Net realized gain (loss) on investments                                     (32,241)            --        (12,361)       713,316
 - Net change in unrealized appreciation or depreciation on investments        334,012             --       (497,798)    (1,308,409)
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     290,816             --       (550,579)      (680,120)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                        7,277,008             --      4,080,091      1,411,940
 - Contract withdrawals and transfers to annuity reserves                     (136,959)            --        (98,722)      (351,522)
 - Contract transfers                                                        7,140,626             --      5,484,597      4,072,015
                                                                         -------------  -------------  -------------  -------------
                                                                            14,280,675             --      9,465,966      5,132,433
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         --             --             --             --
 - Annuity Payments                                                                 --             --             --             --
 - Receipt (reimbursement) of mortality guarantee adjustments                       --             --             --             --
                                                                         -------------  -------------  -------------  -------------
                                                                                    --             --             --             --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                           14,280,675             --      9,465,966      5,132,433
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     14,571,491             --      8,915,387      4,452,313
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2011                                             14,571,491             --      8,915,387     14,435,281
Changes From Operations:
 - Net investment income (loss)                                                (41,842)         1,318        641,049        (59,013)
 - Net realized gain (loss) on investments                                     661,199             89        115,365        468,564
 - Net change in unrealized appreciation or depreciation on investments      2,552,433          2,881      2,111,210        977,048
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                   3,171,790          4,288      2,867,624      1,386,599
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                       12,533,867         43,307      8,353,303        168,100
 - Contract withdrawals and transfers to annuity reserves                   (1,858,594)          (670)      (838,451)      (720,628)
 - Contract transfers                                                       16,311,856         10,858      6,847,621       (349,438)
                                                                         -------------  -------------  -------------  -------------
                                                                            26,987,129         53,495     14,362,473       (901,966)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         --             --             --             --
 - Annuity Payments                                                                 --             --             --             --
 - Receipt (reimbursement) of mortality guarantee adjustments                       --             --             --             --
                                                                         -------------  -------------  -------------  -------------
                                                                                    --             --             --             --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                           26,987,129         53,495     14,362,473       (901,966)
                                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     30,158,919         57,783     17,230,097        484,633
                                                                         -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                          $  44,730,410  $      57,783  $  26,145,484  $  14,919,914
                                                                         =============  =============  =============  =============

See accompanying notes.

                                                                              MFS VIT
                                                                               CORE             MFS VIT           MFS VIT
                                                                              EQUITY            GROWTH            GROWTH
                                                                              SERVICE           INITIAL           SERVICE
                                                                               CLASS             CLASS             CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $     2,729,647   $     3,148,241   $    14,515,038
Changes From Operations:
 - Net investment income (loss)                                                   (23,981)          (36,171)         (264,042)
 - Net realized gain (loss) on investments                                        126,927           (35,440)          917,966
 - Net change in unrealized appreciation or depreciation on investments          (163,830)           28,140        (1,386,788)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                        (60,884)          (43,471)         (732,864)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                               1,427               679         3,648,885
 - Contract withdrawals and transfers to annuity reserves                        (322,860)         (375,644)       (1,267,920)
 - Contract transfers                                                            (122,313)          (63,375)        2,443,009
                                                                          ---------------   ---------------   ---------------
                                                                                 (443,746)         (438,340)        4,823,974
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --            (2,564)             (186)
 - Receipt (reimbursement) of mortality guarantee adjustments                          --             1,046                --
                                                                          ---------------   ---------------   ---------------
                                                                                       --            (1,518)             (186)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                (443,746)         (439,858)        4,823,788
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (504,630)         (483,329)        4,090,924
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                 2,225,017         2,664,912        18,605,962
Changes From Operations:
 - Net investment income (loss)                                                   (25,263)          (39,706)         (373,285)
 - Net realized gain (loss) on investments                                        122,043             9,035         1,328,199
 - Net change in unrealized appreciation or depreciation on investments           194,034           437,367         1,886,820
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                        290,814           406,696         2,841,734
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                               2,434             5,549         3,160,579
 - Contract withdrawals and transfers to annuity reserves                        (326,574)         (263,705)       (1,904,930)
 - Contract transfers                                                             (47,868)          (40,681)        1,792,537
                                                                          ---------------   ---------------   ---------------
                                                                                 (372,008)         (298,837)        3,048,186
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                    --                10                --
 - Receipt (reimbursement) of mortality guarantee adjustments                          --           (16,252)               --
                                                                          ---------------   ---------------   ---------------
                                                                                       --           (16,242)               --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                                (372,008)         (315,079)        3,048,186
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (81,194)           91,617         5,889,920
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $     2,143,823   $     2,756,529   $    24,495,882
                                                                          ===============   ===============   ===============

                                                                              MFS VIT           MFS VIT
                                                                               TOTAL             TOTAL            MFS VIT
                                                                              RETURN            RETURN           UTILITIES
                                                                              INITIAL           SERVICE           INITIAL
                                                                               CLASS             CLASS             CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $    14,141,260   $   320,891,076   $    12,359,268
Changes From Operations:
 - Net investment income (loss)                                                   144,771         2,217,903           210,800
 - Net realized gain (loss) on investments                                         47,866             5,495           403,867
 - Net change in unrealized appreciation or depreciation on investments          (135,577)       (2,431,051)           14,610
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                         57,060          (207,653)          629,277
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                             137,562         9,032,959            23,785
 - Contract withdrawals and transfers to annuity reserves                      (2,019,365)      (33,981,717)       (1,713,394)
 - Contract transfers                                                            (558,000)       (8,297,099)         (503,309)
                                                                          ---------------   ---------------   ---------------
                                                                               (2,439,803)      (33,245,857)       (2,192,918)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                (2,698)          (12,309)          (10,942)
 - Receipt (reimbursement) of mortality guarantee adjustments                          53            (1,141)            3,402
                                                                          ---------------   ---------------   ---------------
                                                                                   (2,645)          (13,450)           (7,540)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              (2,442,448)      (33,259,307)       (2,200,458)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (2,385,388)      (33,466,960)       (1,571,181)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                                11,755,872       287,424,116        10,788,087
Changes From Operations:
 - Net investment income (loss)                                                   148,033         2,501,419           547,207
 - Net realized gain (loss) on investments                                        127,300         2,214,741           392,568
 - Net change in unrealized appreciation or depreciation on investments           791,220        20,409,000           234,512
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                      1,066,553        25,125,160         1,174,287
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                              10,059         1,975,993           138,132
 - Contract withdrawals and transfers to annuity reserves                      (1,841,618)      (33,169,305)       (1,547,554)
 - Contract transfers                                                            (275,486)       (2,969,494)         (362,807)
                                                                          ---------------   ---------------   ---------------
                                                                               (2,107,045)      (34,162,806)       (1,772,229)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                            --                --                --
 - Annuity Payments                                                                (2,685)          (12,383)           (8,002)
 - Receipt (reimbursement) of mortality guarantee adjustments                          27             1,563           (27,343)
                                                                          ---------------   ---------------   ---------------
                                                                                   (2,658)          (10,820)          (35,345)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              (2,109,703)      (34,173,626)       (1,807,574)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (1,043,150)       (9,048,466)         (633,287)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $    10,712,722   $   278,375,650   $    10,154,800
                                                                          ===============   ===============   ===============

                                                                                                MORGAN
                                                                                                STANLEY
                                                                              MFS VIT             UIF             NB AMT
                                                                             UTILITIES          CAPITAL           MID CAP
                                                                              SERVICE           GROWTH           GROWTH I
                                                                               CLASS           CLASS II            CLASS
                                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                             $   176,418,368   $     1,257,711   $    53,220,622
Changes From Operations:
 - Net investment income (loss)                                                 2,601,034           (12,885)         (801,816)
 - Net realized gain (loss) on investments                                      3,150,618            65,784         4,471,252
 - Net change in unrealized appreciation or depreciation on investments         2,571,192          (109,297)       (3,947,591)
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                      8,322,844           (56,398)         (278,155)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          16,200,851           145,663           349,567
 - Contract withdrawals and transfers to annuity reserves                     (18,662,386)          (48,355)       (7,490,048)
 - Contract transfers                                                           4,795,660           164,638        (3,096,433)
                                                                          ---------------   ---------------   ---------------
                                                                                2,334,125           261,946       (10,236,914)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         9,907                --                --
 - Annuity Payments                                                               (17,142)               --            (1,492)
 - Receipt (reimbursement) of mortality guarantee adjustments                         548                --               655
                                                                          ---------------   ---------------   ---------------
                                                                                   (6,687)               --              (837)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                               2,327,438           261,946       (10,237,751)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        10,650,282           205,548       (10,515,906)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2011                                               187,068,650         1,463,259        42,704,716
Changes From Operations:
 - Net investment income (loss)                                                 9,578,620           (14,567)         (670,921)
 - Net realized gain (loss) on investments                                      3,622,063           118,315         4,680,174
 - Net change in unrealized appreciation or depreciation on investments         8,186,917            89,482           413,549
                                                                          ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                     21,387,600           193,230         4,422,802
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          11,585,690             1,882           373,806
 - Contract withdrawals and transfers to annuity reserves                     (20,150,241)         (108,648)       (5,939,916)
 - Contract transfers                                                           2,569,404            35,384        (4,675,765)
                                                                          ---------------   ---------------   ---------------
                                                                               (5,995,147)          (71,382)      (10,241,875)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                         8,736                --                --
 - Annuity Payments                                                               (19,639)               --              (392)
 - Receipt (reimbursement) of mortality guarantee adjustments                      (1,095)               --            (8,665)
                                                                          ---------------   ---------------   ---------------
                                                                                  (11,998)               --            (9,057)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                              (6,007,145)          (71,382)      (10,250,932)
                                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        15,380,455           121,848        (5,828,130)
                                                                          ---------------   ---------------   ---------------
NET ASSETS AT DECEMBER 31, 2012                                           $   202,449,105   $     1,585,107   $    36,876,586
                                                                          ===============   ===============   ===============

                                                                                                           PIMCO
                                                                            NB AMT     OPPENHEIMER          VIT
                                                                           MID CAP        GLOBAL     COMMODITYREALRETURN
                                                                          INTRINSIC     SECURITIES        STRATEGY
                                                                           VALUE I       SERVICE          ADVISOR
                                                                            CLASS         CLASS            CLASS
                                                                          SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                            $ 55,143,709  $  3,814,587  $        11,842,341
Changes From Operations:
 - Net investment income (loss)                                              (496,589)       (7,626)           1,939,936
 - Net realized gain (loss) on investments                                  1,331,664        62,846               50,504
 - Net change in unrealized appreciation or depreciation on investments    (4,506,814)     (680,365)          (3,361,576)
                                                                         ------------  ------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                 (3,671,739)     (625,145)          (1,371,136)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                         422,416     1,019,326            2,118,409
 - Contract withdrawals and transfers to annuity reserves                  (7,153,072)     (188,529)          (1,650,296)
 - Contract transfers                                                      (4,605,529)    2,763,039            3,359,405
                                                                         ------------  ------------  -------------------
                                                                          (11,336,185)    3,593,836            3,827,518
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                    24,639            --                4,148
 - Annuity Payments                                                           (12,876)           --               (3,883)
 - Receipt (reimbursement) of mortality guarantee adjustments                      43            --                  (18)
                                                                         ------------  ------------  -------------------
                                                                               11,806            --                  247
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                         (11,324,379)    3,593,836            3,827,765
                                                                         ------------  ------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (14,996,118)    2,968,691            2,456,629
                                                                         ------------  ------------  -------------------
NET ASSETS AT DECEMBER 31, 2011                                            40,147,591     6,783,278           14,298,970
Changes From Operations:
 - Net investment income (loss)                                              (409,959)       71,060              131,364
 - Net realized gain (loss) on investments                                 10,489,849        96,194             (436,182)
 - Net change in unrealized appreciation or depreciation on investments    (4,998,733)    1,173,368              656,996
                                                                         ------------  ------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                  5,081,157     1,340,622              352,178
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                         461,036        80,390            1,315,164
 - Contract withdrawals and transfers to annuity reserves                  (5,836,704)     (324,039)          (2,169,871)
 - Contract transfers                                                      (3,141,674)     (282,052)             164,230
                                                                         ------------  ------------  -------------------
                                                                           (8,517,342)     (525,701)            (690,477)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                        --            --                   --
 - Annuity Payments                                                           (15,207)           --               (4,213)
 - Receipt (reimbursement) of mortality guarantee adjustments                       9            --                 (383)
                                                                         ------------  ------------  -------------------
                                                                              (15,198)           --               (4,596)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                          (8,532,540)     (525,701)            (695,073)
                                                                         ------------  ------------  -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (3,451,383)      814,921             (342,895)
                                                                         ------------  ------------  -------------------
NET ASSETS AT DECEMBER 31, 2012                                          $ 36,696,208  $  7,598,199  $        13,956,075
                                                                         ============  ============  ===================

                                                                            PUTNAM
                                                                          VT GLOBAL       PUTNAM
                                                                            HEALTH      VT GROWTH
                                                                             CARE        & INCOME
                                                                           CLASS IB      CLASS IB
                                                                          SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2011                                            $  2,883,922  $  2,005,396
Changes From Operations:
 - Net investment income (loss)                                               (21,420)       (6,936)
 - Net realized gain (loss) on investments                                    102,418      (162,076)
 - Net change in unrealized appreciation or depreciation on investments      (151,962)       74,332
                                                                         ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                    (70,964)      (94,680)
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                          46,422        70,045
 - Contract withdrawals and transfers to annuity reserves                    (361,960)     (496,045)
 - Contract transfers                                                          80,815      (100,280)
                                                                         ------------  ------------
                                                                             (234,723)     (526,280)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                        --            --
 - Annuity Payments                                                                --            --
 - Receipt (reimbursement) of mortality guarantee adjustments                      --            --
                                                                         ------------  ------------
                                                                                   --            --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                            (234,723)     (526,280)
                                                                         ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (305,687)     (620,960)
                                                                         ------------  ------------
NET ASSETS AT DECEMBER 31, 2011                                             2,578,235     1,384,436
Changes From Operations:
 - Net investment income (loss)                                               (16,345)        1,719
 - Net realized gain (loss) on investments                                    293,847       (62,401)
 - Net change in unrealized appreciation or depreciation on investments       250,763       279,900
                                                                         ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                    528,265       219,218
Changes From Unit Transactions:
 Accumulation Units:
 - Contract purchases                                                           9,589        32,906
 - Contract withdrawals and transfers to annuity reserves                    (501,591)     (280,836)
 - Contract transfers                                                       2,399,508       (70,404)
                                                                         ------------  ------------
                                                                            1,907,506      (318,334)
 Annuity Reserves:
 - Transfer from accumulation units and between subaccounts                        --            --
 - Annuity Payments                                                                --            --
 - Receipt (reimbursement) of mortality guarantee adjustments                      --            --
                                                                         ------------  ------------
                                                                                   --            --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS                                           1,907,506      (318,334)
                                                                         ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     2,435,771       (99,116)
                                                                         ------------  ------------
NET ASSETS AT DECEMBER 31, 2012                                          $  5,014,006  $  1,285,320
                                                                         ============  ============

See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2012

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION

THE VARIABLE ACCOUNT: Lincoln Life Variable Annuity Account N (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on November 24, 1998, are part of the operations of the Company. The Variable Account consists of twenty-two products as follows:

-  Lincoln ChoicePlus
-  Lincoln ChoicePlus Access
-  Lincoln ChoicePlus Bonus
-  Lincoln ChoicePlus II
-  Lincoln ChoicePlus II Access
-  Lincoln ChoicePlus II Advance
-  Lincoln ChoicePlus II Bonus
-  Lincoln ChoicePlus Design
-  Lincoln ChoicePlus Assurance A Share
-  Lincoln ChoicePlus Assurance B Share
-  Lincoln ChoicePlus Assurance Bonus
-  Lincoln ChoicePlus Assurance C Share
-  Lincoln ChoicePlus Assurance L Share
-  Lincoln ChoicePlus Assurance A Class
-  Lincoln ChoicePlus Assurance B Class
-  Lincoln ChoicePlus Signature
-  Lincoln ChoicePlus Rollover
-  Lincoln ChoicePlus Fusion
-  Lincoln Investment Solutions
-  Lincoln ChoicePlus Assurance Series B Share
-  Lincoln ChoicePlus Assurance Series C Share
-  Lincoln ChoicePlus Assurance Series L Share

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

ACCOUNTING ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates.

Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of two hundred twenty-four available mutual funds (the Funds) of twenty-one diversified, open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AllianceBernstein Variable Products Series Fund, Inc. (ABVPSF):
  ABVPSF Global Thematic Growth Class A Portfolio**
  ABVPSF Global Thematic Growth Class B Portfolio
  ABVPSF Growth and Income Class A Portfolio**
  ABVPSF Growth and Income Class B Portfolio
  ABVPSF International Value Class A Portfolio**
  ABVPSF International Value Class B Portfolio
  ABVPSF Large Cap Growth Class B Portfolio
  ABVPSF Small/Mid Cap Value Class A Portfolio**
  ABVPSF Small/Mid Cap Value Class B Portfolio
American Century Variable Portfolios, Inc. (American Century VP):
  American Century VP Inflation Protection Class I Fund** American Century VP Inflation Protection Class II Fund
American Funds Insurance Series (American Funds):
  American Funds Asset Allocation Class 1 Fund**
  American Funds Blue Chip Income and Growth Class 1 Fund American Funds Bond Class 1 Fund
  American Funds Global Balanced Class 1 Fund
  American Funds Global Bond Class 1 Fund
  American Funds Global Discovery Class 1 Fund
  American Funds Global Growth Class 1 Fund
  American Funds Global Growth Class 2 Fund
  American Funds Global Growth and Income Class 1 Fund**
  American Funds Global Small Capitalization Class 1 Fund** American Funds Global Small Capitalization Class 2 Fund American Funds Growth Class 1 Fund
  American Funds Growth Class 2 Fund
  American Funds Growth-Income Class 1 Fund
  American Funds Growth-Income Class 2 Fund
  American Funds High-Income Bond Class 1 Fund
  American Funds International Class 1 Fund
  American Funds International Class 2 Fund
  American Funds International Growth and Income Class 1 Fund** American Funds Mortgage Class 1 Fund
  American Funds New World Class 1 Fund
  American Funds Protected Asset Allocation Class P1 Fund** American Funds Protected Asset Allocation Class P2 Fund**

  American Funds U.S. Government/AAA-Rated Securities Class 1 Fund BlackRock Variable Series Funds, Inc. (BlackRock):
  BlackRock Global Allocation V.I. Class I Fund
  BlackRock Global Allocation V.I. Class III Fund
Delaware VIP Trust (Delaware VIP):
  Delaware VIP Diversified Income Standard Class Series
  Delaware VIP Diversified Income Service Class Series
  Delaware VIP Emerging Markets Standard Class Series**
  Delaware VIP Emerging Markets Service Class Series
  Delaware VIP High Yield Standard Class Series
  Delaware VIP High Yield Service Class Series
  Delaware VIP International Value Equity Standard Class Series Delaware VIP Limited-Term Diversified Income Standard Class Series Delaware VIP Limited-Term Diversified Income Service Class Series Delaware VIP REIT Standard Class Series
  Delaware VIP REIT Service Class Series
  Delaware VIP Small Cap Value Standard Class Series
  Delaware VIP Small Cap Value Service Class Series
  Delaware VIP Smid Cap Growth Standard Class Series
  Delaware VIP Smid Cap Growth Service Class Series
  Delaware VIP U.S. Growth Standard Class Series**
  Delaware VIP U.S. Growth Service Class Series
  Delaware VIP Value Standard Class Series
  Delaware VIP Value Service Class Series
DWS Variable Series II (DWS):
  DWS Alternative Asset Allocation VIP Class A Portfolio
  DWS Alternative Asset Allocation VIP Class B Portfolio
DWS Investments VIT Funds (DWS):
  DWS Equity 500 Index VIP Class A Portfolio
  DWS Equity 500 Index VIP Class B Portfolio
  DWS Small Cap Index VIP Class A Portfolio
  DWS Small Cap Index VIP Class B Portfolio
Fidelity Variable Insurance Products Fund (Fidelity VIP):
  Fidelity VIP Contrafund Initial Class Portfolio**
  Fidelity VIP Contrafund Service Class 2 Portfolio
  Fidelity VIP Equity-Income Initial Class Portfolio
  Fidelity VIP Equity-Income Service Class 2 Portfolio
  Fidelity VIP Growth Initial Class Portfolio
  Fidelity VIP Growth Service Class 2 Portfolio
  Fidelity VIP Mid Cap Initial Class Portfolio**
  Fidelity VIP Mid Cap Service Class 2 Portfolio
  Fidelity VIP Overseas Initial Class Portfolio
  Fidelity VIP Overseas Service Class 2 Portfolio
Franklin Templeton Variable Insurance Products Trust (FTVIPT):
  FTVIPT Franklin Income Securities Class 1 Fund**
  FTVIPT Franklin Income Securities Class 2 Fund
  FTVIPT Franklin Small-Mid Cap Growth Securities Class 1 Fund** FTVIPT Franklin Small-Mid Cap Growth Securities Class 2 Fund FTVIPT Mutual Shares Securities Class 1 Fund**
  FTVIPT Mutual Shares Securities Class 2 Fund
  FTVIPT Templeton Global Bond Securities Class 2 Fund
  FTVIPT Templeton Growth Securities Class 2 Fund
Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT):
  Goldman Sachs VIT Large Cap Value Service Class Fund
Hunting VA Funds:
  Huntington VA Balanced Fund
  Huntington VA Dividend Capture Fund
Invesco Variable Insurance Funds (Invesco V.I.):
  Invesco V.I. Core Equity Series I Fund
  Invesco V.I. Core Equity Series II Fund
  Invesco V.I. International Growth Series I Fund
  Invesco V.I. International Growth Series II Fund
  Invesco Van Kampen V.I. American Franchise Series I Fund
  Invesco Van Kampen V.I. American Franchise Series II Fund
Janus Aspen Series:
  Janus Aspen Series Balanced Service Class Portfolio
  Janus Aspen Series Enterprise Service Class Portfolio
  Janus Aspen Series Worldwide Service Class Portfolio
Lincoln Variable Insurance Products Trust (LVIP)*:
  LVIP American Balanced Allocation Standard Class Fund
  LVIP American Global Growth Service Class II Fund
  LVIP American Global Small Capitalization Service Class II Fund LVIP American Growth Allocation Standard Class Fund
  LVIP American Growth Service Class II Fund
  LVIP American Growth-Income Service Class II Fund
  LVIP American Income Allocation Standard Class Fund**
  LVIP American International Service Class II Fund
  LVIP American Preservation Standard Class Fund**
  LVIP American Preservation Service Class Fund**
  LVIP Baron Growth Opportunities Standard Class Fund**
  LVIP Baron Growth Opportunities Service Class Fund
  LVIP BlackRock Emerging Markets Index RPM Standard Class Fund** LVIP BlackRock Emerging Markets Index RPM Service Class Fund
  LVIP BlackRock Equity Dividend RPM Standard Class Fund**

  LVIP BlackRock Equity Dividend RPM Service Class Fund
  LVIP BlackRock Inflation Protected Bond Standard Class Fund
  LVIP BlackRock Inflation Protected Bond Service Class Fund
  LVIP Capital Growth Standard Class Fund**
  LVIP Capital Growth Service Class Fund
  LVIP Clarion Global Real Estate Standard Class Fund**
  LVIP Clarion Global Real Estate Service Class Fund
  LVIP Columbia Small-Mid Cap Growth RPM Standard Class Fund**
  LVIP Columbia Small-Mid Cap Growth RPM Service Class Fund
  LVIP Delaware Bond Standard Class Fund
  LVIP Delaware Bond Service Class Fund
  LVIP Delaware Diversified Floating Rate Standard Class Fund
  LVIP Delaware Diversified Floating Rate Service Class Fund
  LVIP Delaware Foundation Aggressive Allocation Standard Class Fund LVIP Delaware Foundation Aggressive Allocation Service Class Fund
  LVIP Delaware Foundation Conservative Allocation Standard Class Fund** LVIP Delaware Foundation Conservative Allocation Service Class Fund** LVIP Delaware Foundation Moderate Allocation Standard Class Fund** LVIP Delaware Foundation Moderate Allocation Service Class Fund**
  LVIP Delaware Growth and Income Standard Class Fund**
  LVIP Delaware Growth and Income Service Class Fund
  LVIP Delaware Social Awareness Standard Class Fund
  LVIP Delaware Social Awareness Service Class Fund
  LVIP Delaware Special Opportunities Standard Class Fund**
  LVIP Delaware Special Opportunities Service Class Fund
  LVIP Dimensional Non-U.S. Equity Standard Class Fund
  LVIP Dimensional Non-U.S. Equity Service Class Fund
  LVIP Dimensional U.S. Equity Standard Class Fund
  LVIP Dimensional U.S. Equity Service Class Fund
  LVIP Dimensional/Vanguard Total Bond Standard Class Fund
  LVIP Dimensional/Vanguard Total Bond Service Class Fund
  LVIP Global Income Standard Class Fund**
  LVIP Global Income Service Class Fund
  LVIP JPMorgan High Yield Standard Class Fund**
  LVIP JPMorgan High Yield Service Class Fund
  LVIP JPMorgan Mid Cap Value RPM Standard Class Fund**
  LVIP JPMorgan Mid Cap Value RPM Service Class Fund
  LVIP MFS International Growth Standard Class Fund**
  LVIP MFS International Growth Service Class Fund
  LVIP MFS Value Standard Class Fund**
  LVIP MFS Value Service Class Fund
  LVIP Mid-Cap Value Standard Class Fund**
  LVIP Mid-Cap Value Service Class Fund
  LVIP Mondrian International Value Standard Class Fund
  LVIP Mondrian International Value Service Class Fund
  LVIP Money Market Standard Class Fund
  LVIP Money Market Service Class Fund
  LVIP Protected Profile 2010 Service Class Fund
  LVIP Protected Profile 2020 Service Class Fund
  LVIP Protected Profile 2030 Service Class Fund
  LVIP Protected Profile 2040 Service Class Fund
  LVIP Protected American Balanced Allocation Standard Class Fund**
  LVIP Protected American Growth Allocation Standard Class Fund**
  LVIP Protected Profile Conservative Standard Class Fund
  LVIP Protected Profile Conservative Service Class Fund
  LVIP Protected Profile Growth Standard Class Fund**
  LVIP Protected Profile Growth Service Class Fund
  LVIP Protected Profile Moderate Standard Class Fund**
  LVIP Protected Profile Moderate Service Class Fund
  LVIP SSgA Bond Index Standard Class Fund
  LVIP SSgA Bond Index Service Class Fund
  LVIP SSgA Conservative Index Allocation Standard Class Fund**
  LVIP SSgA Conservative Index Allocation Service Class Fund
  LVIP SSgA Conservative Structured Allocation Standard Class Fund** LVIP SSgA Conservative Structured Allocation Service Class Fund
  LVIP SSgA Developed International 150 Standard Class Fund**
  LVIP SSgA Developed International 150 Service Class Fund
  LVIP SSgA Emerging Markets 100 Standard Class Fund
  LVIP SSgA Emerging Markets 100 Service Class Fund
  LVIP SSgA Global Tactical Allocation RPM Standard Class Fund
  LVIP SSgA Global Tactical Allocation RPM Service Class Fund

  LVIP SSgA International Index Standard Class Fund
  LVIP SSgA International Index Service Class Fund
  LVIP SSgA Large Cap 100 Standard Class Fund
  LVIP SSgA Large Cap 100 Service Class Fund
  LVIP SSgA Moderate Index Allocation Standard Class Fund**
  LVIP SSgA Moderate Index Allocation Service Class Fund
  LVIP SSgA Moderate Structured Allocation Standard Class Fund**
  LVIP SSgA Moderate Structured Allocation Service Class Fund
  LVIP SSgA Moderately Aggressive Index Allocation Standard Class Fund**
  LVIP SSgA Moderately Aggressive Index Allocation Service Class Fund
  LVIP SSgA Moderately Aggressive Structured Allocation Standard Class Fund** LVIP SSgA Moderately Aggressive Structured Allocation Service Class Fund LVIP SSgA S&P 500 Index Standard Class Fund
  LVIP SSgA S&P 500 Index Service Class Fund
  LVIP SSgA Small-Cap Index Standard Class Fund
  LVIP SSgA Small-Cap Index Service Class Fund
  LVIP SSgA Small-Mid Cap 200 Standard Class Fund
  LVIP SSgA Small-Mid Cap 200 Service Class Fund
  LVIP T. Rowe Price Growth Stock Standard Class Fund**
  LVIP T. Rowe Price Growth Stock Service Class Fund
  LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class Fund
  LVIP T. Rowe Price Structured Mid-Cap Growth Service Class Fund
  LVIP Templeton Growth RPM Standard Class Fund**
  LVIP Templeton Growth RPM Service Class Fund
  LVIP UBS Large Cap Growth RPM Standard Class Fund
  LVIP UBS Large Cap Growth RPM Service Class Fund
  LVIP Vanguard Domestic Equity ETF Standard Class Fund
  LVIP Vanguard Domestic Equity ETF Service Class Fund
  LVIP Vanguard International Equity ETF Standard Class Fund
  LVIP Vanguard International Equity ETF Service Class Fund
Lord Abbett Securities Trust (Lord Abbett):
  Lord Abbett Fundamental Equity Class VC Portfolio
MFS Variable Insurance Trust (MFS VIT):
  MFS VIT Core Equity Service Class Series
  MFS VIT Growth Initial Class Series
  MFS VIT Growth Service Class Series
  MFS VIT Total Return Initial Class Series
  MFS VIT Total Return Service Class Series
  MFS VIT Utilities Initial Class Series
  MFS VIT Utilities Service Class Series
Morgan Stanley Universal Institutional Funds (Morgan Stanley UIF):
  Morgan Stanley UIF Capital Growth Class II Portfolio
Neuberger Berman Advisers Management Trust (NB AMT):
  NB AMT Mid Cap Growth I Class Portfolio
  NB AMT Mid Cap Intrinsic Value I Class Portfolio
Oppenheimer Variable Account Funds (Oppenheimer):
  Oppenheimer Global Securities Service Class Fund/VA
PIMCO Variable Insurance Trust (PIMCO VIT):
  PIMCO VIT CommodityRealReturn Strategy Administrative Class Portfolio** PIMCO VIT CommodityRealReturn Strategy Advisor Class Portfolio
Putnam Variable Trust (Putnam VT):
  Putnam VT Global Health Care Class IB Fund
  Putnam VT Growth & Income Class IB Fund

*  Denotes an affiliate of the Company
** Available fund with no money invested at December 31, 2012

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2012. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments.

The Variable Account's investments in the Funds are valued in accordance with the Fair Value Measurements and Disclosure Topic of the Financial Accounting Standards Board Accounting Standards Codification (Topic). The Topic defines fair value as the price that the Variable Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Topic also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Variable Account's investments in the Funds are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs to the valuation methodology are quoted prices in active markets

Level 2 - inputs to the valuation methodology are observable, directly or indirectly

Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity

The Variable Account's investments in the Funds are valued within the fair value hierarchy as Level 2. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company sells and redeems shares at net asset value with the Funds.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Mortality Table and an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state.

INVESTMENT FUND CHANGES: During 2011, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2011, the 2011 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2011:

American Funds Asset Allocation Class 1 Fund
American Funds Blue Chip Income & Growth Class 1 Fund
American Funds Bond Class 1 Fund
American Funds Global Balanced Class 1 Fund
American Funds Global Bond Class 1 Fund
American Funds Global Discovery Class 1 Fund
American Funds Global Growth and Income Class 1 Fund
American Funds High-Income Bond Class 1 Fund
American Funds International Growth and Income Class 1 Fund
American Funds Mortgage Class 1 Fund
American Funds New World Class 1 Fund
American Funds U.S. Government/AAA-Rated Securities Class 1 Fund
Huntington VA Balanced Fund
Huntington VA Dividend Capture Fund
LVIP American Balanced Allocation Standard Class Fund
LVIP American Growth Allocation Standard Class Fund
LVIP American Income Allocation Standard Class Fund
LVIP Dimensional Non-U.S. Equity Standard Class Fund
LVIP Dimensional Non-U.S. Equity Service Class Fund
LVIP Dimensional U.S. Equity Standard Class Fund
LVIP Dimensional U.S. Equity Service Class Fund
LVIP Dimensional/Vanguard Total Bond Standard Class Fund
LVIP Dimensional/Vanguard Total Bond Service Class Fund
LVIP Vanguard Domestic Equity ETF Standard Class Fund
LVIP Vanguard Domestic Equity ETF Service Class Fund
LVIP Vanguard International Equity ETF Standard Class Fund
LVIP Vanguard International Equity ETF Service Class Fund

Also during 2011, the following funds changed their names:

PREVIOUS FUND NAME                                                                          NEW FUND NAME
------------------------------------------------------------------------------------------------------------------------------
LVIP Wilshire 2010 Profile Service Class Fund                          LVIP Protected Profile 2010 Service Class Fund
LVIP Wilshire 2020 Profile Service Class Fund                          LVIP Protected Profile 2020 Service Class Fund
LVIP Wilshire 2030 Profile Service Class Fund                          LVIP Protected Profile 2030 Service Class Fund
LVIP Wilshire 2040 Profile Service Class Fund                          LVIP Protected Profile 2040 Service Class Fund
LVIP Wilshire Conservative Profile Standard Class Fund                 LVIP Protected Profile Conservative Standard Class Fund
LVIP Wilshire Conservative Profile Service Class Fund                  LVIP Protected Profile Conservative Service Class Fund
LVIP Wilshire Moderately Aggressive Profile Standard Class Fund        LVIP Protected Profile Growth Standard Class Fund
LVIP Wilshire Moderately Aggressive Profile Service Class Fund         LVIP Protected Profile Growth Service Class Fund
LVIP Wilshire Moderate Profile Standard Class Fund                     LVIP Protected Profile Moderate Standard Class Fund
LVIP Wilshire Moderate Profile Service Class Fund                      LVIP Protected Profile Moderate Service Class Fund

In the accompanying 2011 Statements of Changes in Net Assets, certain 2011 contract purchases and contract withdrawals have been reclassified to contract transfers. The total net increase/(decrease) in net assets resulting from unit transactions has not changed.

During 2012, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2012, the 2012 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2012:

American Funds Protected Asset Allocation Class P1 Fund
American Funds Protected Asset Allocation Class P2 Fund
Invesco Van Kampen V.I. American Franchise Series I Fund
Invesco Van Kampen V.I. American Franchise Series II Fund
LVIP American Preservation Standard Class Fund
LVIP American Preservation Service Class Fund
LVIP BlackRock Emerging Markets Index RPM Standard Class Fund
LVIP BlackRock Emerging Markets Index RPM Service Class Fund
LVIP Delaware Foundation Conservative Allocation Standard Class Fund LVIP Delaware Foundation Conservative Allocation Service Class Fund LVIP Delaware Foundation Moderate Allocation Standard Class Fund LVIP Delaware Foundation Moderate Allocation Service Class Fund
LVIP Protected American Balanced Allocation Standard Class Fund
LVIP Protected American Growth Allocation Standard Class Fund

During 2012, the Invesco V.I. Capital Appreciation Series I Fund and the Invesco V.I. Capital Appreciation Series II Fund ceased to be available as investment options to Variable Account Contract owners.

Also during 2012, the following funds changed their names:

PREVIOUS FUND NAME                                                                        NEW FUND NAME
-------------------------------------------------------------------------------------------------------------------------------
DWS Alternative Asset Allocation Plus VIP Class A Portfolio        DWS Alternative Asset Allocation VIP Class A Portfolio
DWS Alternative Asset Allocation Plus VIP Class B Portfolio        DWS Alternative Asset Allocation VIP Class B Portfolio
LVIP Wells Fargo Intrinsic Value Standard Class Fund               LVIP BlackRock Equity Dividend RPM Standard Class Fund
LVIP Wells Fargo Intrinsic Value Service Class Fund                LVIP BlackRock Equity Dividend RPM Service Class Fund
LVIP Cohen & Steers Global Real Estate Standard Class Fund         LVIP Clarion Global Real Estate Standard Class Fund
LVIP Cohen & Steers Global Real Estate Service Class Fund          LVIP Clarion Global Real Estate Service Class Fund
LVIP Turner Mid-Cap Growth Standard Class Fund                     LVIP Columbia Small-Mid Cap Growth RPM Standard Class Fund
LVIP Turner Mid-Cap Growth Service Class Fund                      LVIP Columbia Small-Mid Cap Growth RPM Service Class Fund
LVIP Columbia Value Opportunities Standard Class Fund              LVIP JPMorgan Mid Cap Value RPM Standard Class Fund
LVIP Columbia Value Opportunities Service Class Fund               LVIP JPMorgan Mid Cap Value RPM Service Class Fund
LVIP SSgA Global Tactical Allocation Standard Class Fund           LVIP SSgA Global Tactical Allocation RPM Standard Class Fund
LVIP SSgA Global Tactical Allocation Service Class Fund            LVIP SSgA Global Tactical Allocation RPM Service Class Fund
LVIP Templeton Growth Standard Class Fund                          LVIP Templeton Growth RPM Standard Class Fund
LVIP Templeton Growth Service Class Fund                           LVIP Templeton Growth RPM Service Class Fund
LVIP Janus Capital Appreciation Standard Class Fund                LVIP UBS Large Cap Growth RPM Standard Class Fund
LVIP Janus Capital Appreciation Service Class Fund                 LVIP UBS Large Cap Growth RPM Service Class Fund
NB AMT Regency I Class Portfolio                                   NB AMT Mid Cap Intrinsic Value I Class Portfolio

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The ranges of rates are as follows for the twenty-two contract types within the Variable
Account:

- Lincoln ChoicePlus at a daily rate of .0038356% to .0073973% (1.40% to 2.70% on an annual basis).
- Lincoln ChoicePlus Access at a daily rate of .0038356% to .0080822% (1.40% to 2.95% on an annual basis).
- Lincoln ChoicePlus Bonus at a daily rate of .0038356% to .0079452% (1.40% to 2.90% on an annual basis).
- Lincoln ChoicePlus II at a daily rate of .0035616% to .0073973% (1.30% to 2.70% on an annual basis).
- Lincoln ChoicePlus II Access at a daily rate of .0038356% to .0080822% (1.40% to 2.95% on an annual basis).
- Lincoln ChoicePlus II Advance at a daily rate of .0038356% to .0082192% (1.40% to 3.00% on an annual basis).
- Lincoln ChoicePlus II Bonus at a daily rate of .0038356% to .0079452% (1.40% to 2.90% on an annual basis).
- Lincoln ChoicePlus Design at a daily rate of .0030137% to .0084932% (1.10% to 3.10% on an annual basis).
- Lincoln ChoicePlus Assurance A Share at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis).
- Lincoln ChoicePlus Assurance B Share at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).
- Lincoln ChoicePlus Assurance Bonus at a daily rate of .0038356% to .0083562% (1.40% to 3.05% on an annual basis).
- Lincoln ChoicePlus Assurance C Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).

- Lincoln ChoicePlus Assurance L Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).
- Lincoln ChoicePlus Assurance A Class at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis).
- Lincoln ChoicePlus Assurance B Class at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).
- Lincoln ChoicePlus Signature at a daily rate of .0034247% to .0086301% (1.25% to 3.15% on an annual basis).
- Lincoln ChoicePlus Rollover at a daily rate of .0027397% to .0069863% (1.00% to 2.55% on an annual basis).
- Lincoln ChoicePlus Fusion at a daily rate of .0021918% to .0064384% (0.80% to 2.35% on an annual basis).
- Lincoln Investment Solutions at a daily rate of .0016438% to .0058904% (0.60% to 2.15% on an annual basis).
- Lincoln ChoicePlus Assurance Series B Share at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)
- Lincoln ChoicePlus Assurance Series C Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)
- Lincoln ChoicePlus Assurance Series L Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)

In addition, $190,598,899 and $146,587,123 was retained by the Company for contract charges and surrender charges during 2012 and 2011, respectively.

For the Lincoln ChoicePlus Assurance A Share and Lincoln ChoicePlus Assurance A Class products, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the Lincoln ChoicePlus Fusion product, a premium based charge or sales charge is applied on a quarterly basis over a seven year period as a percentage (.175% maximum per quarter) of all purchase payments received. For the years ending December 31, 2012 and 2011, sales charges amounted to $4,394,985 and $13,469,536, respectively.

The Company is responsible for all sales, general and administrative expenses applicable to the Variable Account.

3. FINANCIAL HIGHLIGHTS

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2012, follows:

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                  MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                        TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS     RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
ABVPSF GLOBAL THEMATIC GROWTH CLASS B
           2012                   0.65%    2.95% $   3.91  $  15.39    2,753,447  $    24,004,879       9.95%     12.51%       0.00%
           2011                   0.65%    2.95%     3.51     13.84    2,984,851       22,863,398     -25.57%    -23.91%       0.34%
           2010                   0.65%    2.85%     4.67     18.41    3,004,150       29,512,963      15.25%     17.81%       2.00%
           2009                   0.65%    2.85%     4.01     15.82    3,372,425       27,481,352      48.84%     52.12%       0.00%
           2008                   0.65%    2.85%     2.67     10.52    3,262,920       16,985,544     -48.92%    -48.07%       0.00%

ABVPSF GROWTH AND INCOME CLASS B
           2012                   0.65%    3.15%     9.81     16.81   11,502,329      150,854,074      13.84%     16.49%       1.33%
           2011                   0.65%    2.95%     8.60     14.60   12,608,426      144,047,406       3.09%      5.38%       1.10%
           2010                   0.65%    2.85%     8.35     14.03   13,986,390      153,878,947       9.63%     12.07%       0.00%
           2009                   0.65%    2.85%     7.47     12.67   14,537,403      145,245,860      16.97%     19.57%       3.54%
           2008                   0.65%    2.85%     6.73     10.72   14,925,347      128,497,995     -42.34%    -41.37%       1.77%

ABVPSF INTERNATIONAL VALUE CLASS B
           2012                   0.65%    3.20%     6.05     10.98   28,812,602      197,847,060      10.60%     13.45%       1.39%
           2011                   0.65%    3.20%     5.66      9.26   30,051,265      182,677,468     -21.75%    -19.96%       4.21%
           2010                   0.65%    2.90%     7.10      7.81   23,913,577      177,374,151       1.37%      3.62%       3.08%
           2009                   0.65%    2.85%     6.88      7.58   16,087,503      116,859,013      30.58%     33.49%       1.14%
           2008                   0.65%    2.85%     5.44      5.71   15,725,322       87,885,870     -54.60%    -53.79%       0.88%

ABVPSF LARGE CAP GROWTH CLASS B
           2012                   1.30%    2.80%     6.27     14.65    1,054,995        8,789,778      13.10%     14.72%       0.03%
           2011                   1.30%    2.65%     5.50     12.77    1,335,065        9,727,179      -5.80%     -4.52%       0.09%
           2010                   1.30%    2.65%     5.79     13.38    1,688,466       12,963,373       6.96%      8.41%       0.27%
           2009                   1.30%    2.65%     5.37     12.34    2,076,002       14,747,140      33.52%     35.33%       0.00%
           2008                   1.30%    2.65%     3.99      9.12    2,586,486       13,536,124     -41.40%    -40.60%       0.00%

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                  MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                        TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS     RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
ABVPSF SMALL/MID CAP VALUE CLASS B
           2012                   0.65%    3.20% $  11.00  $  25.04    7,832,184  $   143,146,719      14.80%     17.70%       0.29%
           2011                   0.65%    3.15%    10.09     21.53    8,277,391      131,094,788     -11.19%     -9.21%       0.25%
           2010                   0.65%    2.85%    11.45     24.00    8,248,951      150,623,922      23.04%     25.77%       0.27%
           2009                   0.65%    2.85%     9.13     19.31    7,108,955      104,160,839      38.65%     41.73%       0.88%
           2008                   0.65%    2.85%     6.98     13.79    7,758,456       84,894,668     -37.55%    -36.45%       0.43%

AMERICAN CENTURY VP INFLATION PROTECTION CLASS II
           2012                   0.65%    3.15%    11.15     14.52   34,203,692      473,044,643       4.06%      6.69%       2.41%
           2011                   0.65%    3.15%    11.72     13.70   36,648,252      480,337,366       8.61%     11.02%       4.01%
           2010                   0.65%    2.85%    10.79     12.42   41,433,338      494,227,301       2.15%      4.42%       1.65%
           2009                   0.65%    2.85%    10.56     11.97   33,469,110      387,360,324       7.14%      9.52%       1.88%
           2008                   0.65%    2.85%     9.86     11.00   22,134,456      237,085,710      -4.37%     -2.73%       4.69%

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH CLASS 1
           2012        3/1/12     0.60%    1.90%    10.48     10.70       51,725          545,963       1.54%      8.47%       2.91%

AMERICAN FUNDS BOND CLASS 1
           2012       5/31/12     0.60%    1.70%    10.65     10.84        9,154           97,818       0.67%      2.23%       3.29%

AMERICAN FUNDS GLOBAL BALANCED CLASS 1
           2012       5/31/12     0.60%    0.65%    10.78     10.79        2,753           29,698      10.94%     12.34%       2.52%

AMERICAN FUNDS GLOBAL BOND CLASS 1
           2012       3/26/12     0.60%    1.70%    10.48     10.67       27,264          289,169      -0.10%      3.57%       4.08%

AMERICAN FUNDS GLOBAL DISCOVERY CLASS 1
           2012       7/18/12     0.65%    0.65%    10.54     10.54        2,542           26,800       8.58%      8.58%       1.04%

AMERICAN FUNDS GLOBAL GROWTH CLASS 1
           2012      12/17/12     0.65%    0.65%    15.84     15.84          477            7,558       0.77%      0.77%       0.61%

AMERICAN FUNDS GLOBAL GROWTH CLASS 2
           2012                   0.65%    3.15%    10.81     17.56   18,726,406      294,366,132      18.76%     21.77%       0.88%
           2011                   0.65%    3.15%     9.76     14.52   21,166,368      277,693,041     -11.45%     -9.48%       1.29%
           2010                   0.65%    2.85%    11.02     16.14   22,438,581      331,309,961       8.61%     11.02%       1.54%
           2009                   0.65%    2.85%    10.07     14.63   20,566,657      279,623,028      38.31%     41.38%       1.42%
           2008                   0.65%    2.85%     7.32     10.42   22,029,895      216,967,583     -40.12%    -39.06%       2.00%

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 2
           2012                   0.65%    3.15%     9.26     26.99   28,256,850      412,911,878      14.52%     17.41%       1.34%
           2011                   0.65%    3.15%     8.88     23.26   27,803,290      361,902,049     -21.42%    -19.67%       1.32%
           2010                   0.65%    2.85%    11.10     29.31   23,033,389      405,935,380      18.98%     21.62%       1.76%
           2009                   0.65%    2.85%     9.16     24.39   18,454,035      288,154,824      56.77%     60.25%       0.28%
           2008                   0.65%    2.85%     6.29     15.40   16,178,894      174,409,032     -54.83%    -54.03%       0.00%

AMERICAN FUNDS GROWTH CLASS 1
           2012       7/18/12     0.65%    1.70%    15.93     16.54       11,356          181,628       6.66%      8.59%       0.86%

AMERICAN FUNDS GROWTH CLASS 2
           2012                   0.65%    3.20%    10.35     20.46  104,648,159    1,577,540,044      14.24%     17.13%       0.76%
           2011                   0.65%    3.15%     8.94     17.67  122,382,686    1,598,331,081      -6.97%     -4.90%       0.60%
           2010                   0.65%    2.85%     9.51     18.81  139,384,213    1,945,075,727      15.35%     17.91%       0.73%
           2009                   0.65%    2.85%     8.16     16.14  143,144,088    1,713,386,575      35.49%     38.51%       0.69%
           2008                   0.65%    2.85%     5.96     11.80  126,204,408    1,096,444,796     -45.55%    -44.58%       0.87%

AMERICAN FUNDS GROWTH-INCOME CLASS 1
           2012      12/17/12     0.65%    0.65%    15.68     15.68          480            7,525       0.14%      0.14%       0.87%

AMERICAN FUNDS GROWTH-INCOME CLASS 2
           2012                   0.60%    3.20%    10.11     17.73  141,043,265    1,889,206,205      13.84%     16.78%       1.59%
           2011                   0.60%    3.15%     8.84     15.37  152,637,821    1,782,292,860      -4.59%     -2.42%       1.54%
           2010                   0.60%    2.85%     9.19     15.95  160,676,140    1,965,743,078       8.30%     10.70%       1.51%
           2009                   0.65%    2.85%     8.34     14.58  154,732,127    1,766,480,965      27.55%     30.39%       1.70%
           2008                   0.65%    2.85%     6.69     11.32  133,043,914    1,213,955,684     -39.60%    -38.53%       1.82%

AMERICAN FUNDS HIGH-INCOME BOND CLASS 1
           2012       3/26/12     0.60%    1.90%    10.67     10.90       15,785          170,366       0.25%      7.13%      15.17%

AMERICAN FUNDS INTERNATIONAL CLASS 1
           2012        8/7/12     1.70%    1.70%    13.21     13.21       12,512          165,249       8.46%      8.46%       1.63%

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                  MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                        TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS     RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL CLASS 2
           2012                   0.65%    3.15% $   9.62  $  22.75   46,582,914  $   700,805,428      14.25%     17.14%       1.49%
           2011                   0.65%    3.15%     8.52     19.65   46,345,677      622,060,997     -16.39%    -14.52%       1.76%
           2010                   0.65%    2.85%    10.06     23.27   47,415,131      763,935,853       4.22%      6.54%       2.09%
           2009                   0.65%    2.85%     9.52     22.11   45,438,851      690,446,358      39.05%     42.15%       1.49%
           2008                   0.65%    2.85%     6.75     15.74   52,149,321      567,950,440     -43.75%    -42.76%       2.03%

AMERICAN FUNDS MORTGAGE CLASS 1
           2012       6/22/12     0.65%    1.90%    10.35     10.56       14,108          147,411      -0.50%      0.49%       0.80%

AMERICAN FUNDS NEW WORLD CLASS 1
           2012       6/22/12     0.65%    1.90%     9.82     10.03        2,740           27,382      15.20%     16.03%       1.74%

AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES CLASS 1
           2012       5/31/12     0.60%    1.90%    10.48     10.70        6,133           64,936      -0.37%      0.30%       1.57%

BLACKROCK GLOBAL ALLOCATION V.I. CLASS I
           2012        9/4/12     0.60%    0.90%    13.28     13.41        5,032           67,220      -0.04%      3.55%       4.39%

BLACKROCK GLOBAL ALLOCATION V.I. CLASS III
           2012                   0.60%    3.20%    10.16     13.30   99,634,318    1,265,422,400       6.51%      9.31%       1.54%
           2011                   0.60%    3.20%    10.23     12.17   88,294,663    1,039,089,031      -6.40%     -4.22%       2.89%
           2010                   0.60%    2.90%    12.25     12.69   49,546,291      617,625,604       6.68%      9.05%       1.72%
           2009       6/30/09     0.65%    2.85%    11.48     11.64   17,623,448      203,695,578       1.44%     15.58%       2.31%

DELAWARE VIP DIVERSIFIED INCOME STANDARD CLASS
           2012      12/14/12     0.65%    0.65%    14.32     14.32        4,298           61,548       0.06%      0.06%       0.00%

DELAWARE VIP DIVERSIFIED INCOME SERVICE CLASS
           2012                   0.65%    3.20%    10.57     16.62   91,557,117    1,400,398,415       3.56%      6.18%       2.94%
           2011                   0.65%    3.15%    10.28     15.76   81,034,287    1,190,826,571       3.12%      5.47%       3.88%
           2010                   0.65%    2.90%    12.70     15.04   69,940,824      998,422,247       4.84%      7.17%       4.24%
           2009                   0.65%    2.85%    12.11     14.12   52,883,597      715,222,239      23.10%     25.84%       5.14%
           2008                   0.65%    2.85%     9.84     11.30   35,059,220      383,243,656      -7.57%     -5.94%       3.55%

DELAWARE VIP EMERGING MARKETS SERVICE CLASS
           2012                   0.65%    3.20%     8.96     45.89   19,252,075      349,984,488      10.59%     13.45%       0.75%
           2011                   0.65%    3.20%     8.67     40.94   18,913,750      308,378,797     -22.25%    -20.52%       1.58%
           2010                   0.65%    2.85%    11.14     52.13   14,644,887      312,915,951      14.89%     17.44%       0.57%
           2009                   0.65%    2.85%     9.92     44.92   11,762,070      223,132,089      72.68%     76.52%       0.94%
           2008                   0.65%    2.85%     5.69     25.76   12,841,316      141,037,891     -53.04%    -52.22%       1.28%

DELAWARE VIP HIGH YIELD STANDARD CLASS
           2012                   1.40%    2.35%    18.05     24.75      557,596       10,126,647      15.09%     16.19%       6.04%
           2011                   1.40%    2.35%    15.54     21.46      334,426        5,252,890       0.00%      0.96%       7.91%
           2010                   1.40%    2.35%    15.39     21.42      750,316       11,622,616      12.64%     13.72%       6.76%
           2009                   1.40%    2.35%    13.53     18.98      574,400        7,859,946      45.52%     46.90%       9.42%
           2008                   1.40%    2.35%     9.21     13.02      862,558        8,034,157     -25.94%    -25.23%       8.20%

DELAWARE VIP HIGH YIELD SERVICE CLASS
           2012                   0.65%    3.15%    11.29     24.93   12,959,675      248,978,115      13.72%     16.59%       8.61%
           2011                   0.65%    3.15%    12.41     21.64   14,588,017      243,741,485      -0.55%      1.67%       8.92%
           2010                   0.65%    2.85%    12.47     21.54   19,118,188      319,535,835      11.69%     14.17%       7.33%
           2009                   0.65%    2.85%    11.14     19.10   17,730,626      265,885,036      44.48%     47.69%       7.18%
           2008                   0.65%    2.85%     8.01     13.09   15,955,990      166,499,584     -26.55%    -25.25%       8.03%

DELAWARE VIP INTERNATIONAL VALUE EQUITY STANDARD CLASS
           2012                   1.40%    2.15%    16.48     18.44       12,932          214,482      12.75%     13.60%       2.57%
           2011                   1.40%    2.15%    14.50     16.35       15,242          222,522     -16.26%    -15.63%       1.26%
           2010                   1.40%    2.15%    17.19     19.53       19,350          334,606       8.57%      9.38%       3.98%
           2009                   1.40%    2.15%    15.72     17.99       23,655          373,841      31.86%     32.86%       3.47%
           2008                   1.40%    2.15%    11.83     13.64       35,587          423,335     -43.65%    -43.22%       2.98%

DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME STANDARD CLASS
           2012       6/22/12     0.60%    1.90%    10.13     11.60        6,886           76,979      -0.28%      0.46%       0.91%

DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERVICE CLASS
           2012                   0.60%    3.20%     9.80     12.39   94,626,180    1,098,789,192      -0.66%      1.91%       1.43%
           2011                   0.60%    3.15%    10.27     12.15   78,519,076      911,377,732      -0.32%      1.94%       1.62%
           2010                   0.60%    2.85%    10.84     11.90   56,532,719      658,386,518       1.36%      3.62%       2.03%
           2009                   0.65%    2.85%    10.72     11.51   32,029,490      362,100,137       9.48%     11.86%       3.33%
           2008                   0.65%    2.80%     9.79     10.35    7,989,474       81,388,856      -3.39%     -1.78%       4.10%

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                  MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                        TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS     RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIP REIT STANDARD CLASS
           2012                   1.40%    2.35% $  24.06  $  34.38      130,450  $     4,355,745      14.23%     15.32%       1.60%
           2011                   1.40%    2.35%    21.06     29.81      160,337        4,660,435       8.38%      9.42%       1.62%
           2010                   1.40%    2.35%    19.43     27.25      200,164        5,329,560      24.04%     25.22%       2.80%
           2009                   1.40%    2.35%    15.67     21.76      234,742        4,993,625      20.45%     21.60%       4.94%
           2008                   1.40%    2.35%    13.01     17.89      337,494        5,881,815     -36.57%    -35.97%       2.60%

DELAWARE VIP REIT SERVICE CLASS
           2012                   0.65%    3.20%    10.24     28.47    8,020,243      151,073,344      12.99%     15.85%       1.26%
           2011                   0.65%    3.15%     8.93     24.76    7,381,989      124,874,170       7.51%      9.90%       1.34%
           2010                   0.65%    2.85%     8.46     22.70    6,696,391      110,546,563      23.06%     25.79%       2.55%
           2009                   0.65%    2.85%     7.55     18.18    6,492,661       89,686,763      19.77%     21.89%       4.61%
           2008                   1.10%    2.85%     6.20     14.96    8,564,358       97,607,134     -37.11%    -35.99%       2.14%

DELAWARE VIP SMALL CAP VALUE STANDARD CLASS
           2012                   1.40%    2.35%    23.73     28.80      248,520        7,108,831      11.26%     12.32%       0.60%
           2011                   1.40%    2.35%    21.33     25.64      295,505        7,526,918      -3.63%     -2.70%       0.52%
           2010                   1.40%    2.35%    22.13     26.35      363,786        9,531,790      29.20%     30.43%       0.65%
           2009                   1.40%    2.35%    17.13     20.20      442,151        8,885,188      28.77%     30.00%       1.04%
           2008                   1.40%    2.35%    13.30     15.54      624,210        9,651,885     -31.51%    -30.85%       0.83%

DELAWARE VIP SMALL CAP VALUE SERVICE CLASS
           2012                   0.65%    3.20%    11.36     28.96   18,110,280      325,403,913      10.06%     12.90%       0.35%
           2011                   0.65%    3.20%    10.75     25.85   20,004,931      323,498,204      -4.36%     -2.23%       0.28%
           2010                   0.65%    2.85%    11.62     26.63   17,716,673      309,429,689      28.21%     31.06%       0.46%
           2009                   0.65%    2.85%     8.93     20.47   17,867,130      247,088,668      27.87%     30.72%       0.71%
           2008                   0.65%    2.85%     7.20     15.78   21,006,014      230,267,773     -32.04%    -30.94%       0.46%

DELAWARE VIP SMID CAP GROWTH STANDARD CLASS
           2012                   1.40%    2.35%    19.83     24.98      312,966        7,799,343       8.44%      9.48%       0.24%
           2011                   1.40%    2.35%    18.15     22.82      374,688        8,532,844       5.62%      6.63%       0.98%
           2010       10/8/10     1.40%    2.35%    17.06     21.40      442,067        9,442,351      13.16%     13.41%       0.00%

DELAWARE VIP SMID CAP GROWTH SERVICE CLASS
           2012                   0.65%    3.15%    10.72     23.25    7,728,235      132,109,834       7.28%      9.99%       0.01%
           2011                   0.65%    3.15%     9.86     21.00    7,446,364      115,611,592       4.92%      7.20%       0.74%
           2010       10/8/10     0.65%    2.80%     9.31     19.87    5,869,618       84,963,927      12.98%     13.54%       0.00%

DELAWARE VIP TREND STANDARD CLASS
           2009                   1.40%    2.35%    12.64     15.83      531,817        8,405,150      51.13%     52.58%       0.00%
           2008                   1.40%    2.35%     8.30     10.37      677,030        7,010,663     -47.98%    -47.48%       0.00%

DELAWARE VIP TREND SERVICE CLASS
           2009                   0.65%    2.80%     6.93     14.84    6,221,993       66,463,438      50.11%     53.37%       0.00%
           2008                   0.65%    2.80%     4.57      9.81    7,395,820       52,003,840     -48.33%    -47.47%       0.00%

DELAWARE VIP U.S. GROWTH SERVICE CLASS
           2012                   0.65%    3.15%    11.39     16.29   20,861,489      276,129,824      12.53%     15.20%       0.00%
           2011                   0.65%    3.00%    10.11     14.31   20,137,700      232,573,464       4.48%      6.81%       0.04%
           2010                   0.65%    2.85%     9.68     13.56   11,708,708      124,714,441      10.35%     12.81%       0.00%
           2009                   0.65%    2.85%     8.77     12.17    6,365,710       62,326,594      38.93%     42.02%       0.00%
           2008                   0.65%    2.85%     6.32      8.67    2,886,087       21,229,340     -44.44%    -43.57%       0.00%

DELAWARE VIP VALUE STANDARD CLASS
           2012                   1.40%    2.35%    14.97     19.11      379,166        5,735,340      12.07%     13.14%       2.24%
           2011                   1.40%    2.35%    13.23     16.97      434,858        5,811,505       6.99%      8.01%       2.01%
           2010                   1.40%    2.35%    12.25     15.78      508,244        6,281,230      12.94%     14.02%       2.43%
           2009                   1.40%    2.35%    10.74     13.90      559,770        6,065,594      15.22%     16.32%       3.25%
           2008                   1.40%    2.35%     9.23     11.78      682,623        6,352,152     -34.97%    -34.35%       3.16%

DELAWARE VIP VALUE SERVICE CLASS
           2012                   0.65%    3.20%    10.14     18.65   13,064,224      184,513,961      10.83%     13.69%       1.98%
           2011                   0.65%    3.20%     9.01     16.30   12,147,550      154,062,662       6.19%      8.55%       1.70%
           2010                   0.65%    2.85%     8.38     15.22   10,530,555      125,406,966      12.09%     14.46%       2.20%
           2009                   0.75%    2.85%     7.39     13.47   11,033,921      117,051,364      14.35%     16.77%       2.78%
           2008                   0.75%    2.85%     6.77     11.69    9,940,337       92,632,743     -35.44%    -34.33%       2.59%

DWS ALTERNATIVE ASSET ALLOCATION VIP CLASS A
           2012       6/22/12     0.60%    1.90%    10.35     13.62        3,133           41,178       0.20%      6.64%       0.00%

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                  MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                        TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS     RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
DWS ALTERNATIVE ASSET ALLOCATION VIP CLASS B
           2012                   0.65%    3.20% $  10.00  $  13.77    3,782,943  $    48,887,063       5.92%      8.66%       3.19%
           2011                   0.65%    3.20%    11.72     12.77    3,156,835       37,965,035      -5.79%     -3.74%       1.01%
           2010                   0.65%    2.80%    12.44     13.38    1,476,223       18,687,740       9.05%     11.42%       0.74%
           2009        7/7/09     0.65%    2.80%    11.41     12.10      285,305        3,278,794      -0.10%     15.38%       0.00%

DWS EQUITY 500 INDEX VIP CLASS A
           2012                   1.30%    2.65%     9.56     16.82    1,573,706       18,587,414      12.67%     14.20%       1.80%
           2011                   1.30%    2.65%     8.41     14.81    1,765,361       18,412,219      -0.83%      0.52%       1.74%
           2010                   1.30%    2.65%     8.41     14.81    2,369,761       24,773,760      11.71%     13.22%       1.94%
           2009                   1.30%    2.65%     7.47     13.15    2,778,210       25,482,492      23.02%     24.69%       2.88%
           2008                   1.30%    2.65%     6.02     10.41    3,279,387       24,170,085     -38.80%    -37.96%       2.55%

DWS EQUITY 500 INDEX VIP CLASS B
           2012                   1.15%    3.05%    10.90     15.77    1,745,099       24,431,454      12.23%     14.10%       1.50%
           2011                   1.15%    2.80%     9.71     13.84    2,068,470       25,866,328      -1.30%      0.34%       1.41%
           2010                   1.15%    2.80%     9.84     13.83    2,867,522       35,007,227      11.36%     13.21%       1.67%
           2009                   1.15%    2.80%     8.76     12.24    3,130,133       33,955,820      22.55%     24.59%       2.53%
           2008                   1.15%    2.80%     7.03      9.84    3,323,686       29,391,732     -39.07%    -38.06%       2.13%

DWS SMALL CAP INDEX VIP CLASS A
           2012                   1.30%    2.65%    11.54     22.32      237,379        4,672,758      13.21%     14.75%       0.90%
           2011                   1.30%    2.65%    10.18     19.02      290,157        5,003,402      -6.92%     -5.65%       0.88%
           2010                   1.30%    2.65%    10.92     20.33      390,509        7,149,169      23.09%     24.76%       0.93%
           2009                   1.30%    2.65%     8.86     16.44      490,142        7,212,160      23.26%     24.94%       1.83%
           2008                   1.30%    2.65%    11.45     13.27      575,785        6,804,093     -35.85%    -34.98%       1.65%

DWS SMALL CAP INDEX VIP CLASS B
           2012                   1.10%    2.80%    11.53     19.44      716,261       11,128,385      12.68%     14.61%       0.67%
           2011                   1.10%    2.80%    10.18     17.00      897,245       12,331,980      -7.21%     -5.62%       0.60%
           2010                   1.10%    2.80%    10.88     18.06    1,109,169       16,421,906      22.63%     24.73%       0.70%
           2009                   1.10%    2.80%     8.73     14.52    1,412,601       16,755,116      22.78%     24.89%       1.69%
           2008                   1.10%    2.80%     6.99     11.65    1,941,075       18,430,158     -36.14%    -35.05%       1.35%

FIDELITY VIP CONTRAFUND SERVICE CLASS 2
           2012                   0.65%    3.20%    10.32     19.65   60,353,643      982,723,808      12.48%     15.39%       1.11%
           2011                   0.65%    3.20%     9.61     17.14   63,087,761      912,428,246      -5.52%     -3.41%       0.81%
           2010                   0.65%    2.85%    10.16     17.87   61,036,851      938,786,812      13.64%     16.17%       1.06%
           2009                   0.65%    2.85%     8.87     15.48   58,487,568      794,109,979      31.66%     34.59%       1.30%
           2008                   0.65%    2.85%     6.78     11.58   48,230,649      500,282,061     -44.30%    -43.32%       0.90%

FIDELITY VIP EQUITY-INCOME INITIAL CLASS
           2012                   1.40%    2.35%    13.73     17.12      417,316        6,035,653      14.58%     15.68%       3.07%
           2011                   1.40%    2.35%    11.89     14.87      468,306        5,855,188      -1.38%     -0.43%       2.36%
           2010                   1.40%    2.35%    11.96     15.00      556,864        6,992,880      12.48%     13.55%       1.73%
           2009                   1.40%    2.35%    10.56     13.27      685,293        7,578,540      27.44%     28.40%       2.17%
           2008                   1.40%    2.15%     8.24     10.19      885,428        7,625,372     -43.88%    -43.45%       2.06%

FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
           2012                   1.30%    2.85%    10.51     16.69    2,313,710       33,091,613      13.77%     15.54%       2.73%
           2011                   1.30%    2.85%     9.21     14.53    2,861,794       35,610,265      -1.98%     -0.65%       2.09%
           2010                   1.30%    2.65%     9.38     14.70    3,620,280       45,488,308      11.91%     13.43%       1.53%
           2009                   1.30%    2.65%     8.37     13.03    4,451,795       49,328,897      26.49%     28.21%       1.98%
           2008                   1.30%    2.65%     6.61     10.22    5,495,296       47,467,613     -44.31%    -43.55%       2.10%

FIDELITY VIP GROWTH INITIAL CLASS
           2012                   1.40%    2.35%    11.69     16.30      399,781        4,693,997      12.03%     13.10%       0.58%
           2011                   1.40%    2.35%    10.34     14.48      460,052        4,775,306      -2.13%     -1.19%       0.34%
           2010                   1.40%    2.35%    10.46     14.72      538,248        5,652,969      21.29%     22.45%       0.26%
           2009                   1.40%    2.35%     8.55     12.08      647,204        5,549,321      25.31%     26.50%       0.43%
           2008                   1.40%    2.35%     6.75      9.41      777,690        5,288,086     -48.40%    -47.90%       0.71%

FIDELITY VIP GROWTH SERVICE CLASS 2
           2012                   0.65%    3.15%     7.16     15.89   10,524,487      128,371,676      10.86%     13.66%       0.41%
           2011                   0.65%    3.15%     6.38     14.15   10,487,630      112,879,306      -2.84%     -0.68%       0.15%
           2010                   0.65%    2.85%     6.49     14.42    6,704,736       72,730,755      20.38%     22.94%       0.03%
           2009                   0.75%    2.85%     5.34     11.86    6,516,911       57,271,821      24.37%     27.01%       0.20%
           2008                   0.65%    2.85%     4.25      9.44    6,858,292       46,897,614     -48.79%    -47.91%       0.61%

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                  MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                        TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS     RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP SERVICE CLASS 2
           2012                   0.65%    3.20% $   9.86  $  15.26   33,298,343  $   479,121,111      10.96%     13.82%       0.39%
           2011                   0.65%    3.20%    10.17     13.49   33,192,208      426,177,922     -13.40%    -11.43%       0.02%
           2010                   0.65%    2.90%    11.75     15.32   27,343,150      403,627,732      24.96%     27.74%       0.14%
           2009                   0.65%    2.85%     9.40     12.07   22,158,329      259,905,147      35.83%     38.85%       0.45%
           2008                   0.65%    2.85%     6.91      8.74   24,760,020      212,067,044     -41.31%    -40.27%       0.24%

FIDELITY VIP OVERSEAS INITIAL CLASS
           2012                   1.40%    2.50%    12.99     18.08      117,396        1,543,100      17.76%     19.06%       1.77%
           2011                   1.40%    2.50%    10.93     15.30      153,184        1,688,755     -18.93%    -18.32%       1.33%
           2010                   1.40%    2.15%    13.38     18.87      169,524        2,285,225      10.71%     11.54%       1.31%
           2009                   1.40%    2.15%    12.00     17.04      212,209        2,561,986      23.84%     24.77%       1.96%
           2008                   1.40%    2.15%     9.61     13.76      278,109        2,693,356     -45.00%    -44.59%       2.30%

FIDELITY VIP OVERSEAS SERVICE CLASS 2
           2012                   0.65%    2.95%     8.91     18.63    5,375,511       70,116,312      16.88%     19.60%       1.59%
           2011                   0.65%    2.95%     7.52     15.68    6,621,278       73,555,411     -19.67%    -17.88%       1.17%
           2010                   0.65%    2.85%     9.25     19.21    6,387,666       87,005,111       9.66%     12.10%       1.25%
           2009                   0.65%    2.85%     8.34     17.25    6,143,849       76,136,561      22.68%     25.40%       1.86%
           2008                   0.65%    2.85%     6.94     13.85    7,199,120       72,016,219     -45.51%    -44.60%       2.44%

FTVIPT FRANKLIN INCOME SECURITIES CLASS 2
           2012                   0.65%    3.20%    11.01     14.86   45,522,467      587,335,783       9.11%     11.92%       6.50%
           2011                   0.65%    3.20%    10.61     12.06   45,492,856      530,064,143      -0.49%      1.72%       5.71%
           2010                   0.65%    2.85%    10.65     11.93   43,099,161      498,814,149       9.51%     11.94%       6.56%
           2009                   0.65%    2.85%     9.72     10.72   40,161,631      419,768,277      31.79%     34.72%       9.07%
           2008                   0.65%    2.85%     7.37      8.01   45,663,538      358,972,880     -31.63%    -30.43%       5.51%

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES CLASS 2
           2012                   0.65%    3.05%     8.30     20.65    6,950,142       95,465,313       7.58%     10.13%       0.00%
           2011                   0.65%    3.00%     7.59     18.98    7,932,229       99,563,324      -7.46%     -5.45%       0.00%
           2010                   0.65%    2.80%     8.09     20.31    8,661,182      115,470,893      24.10%     26.80%       0.00%
           2009                   0.65%    2.80%     6.43     16.21    8,125,612       84,045,660      39.61%     42.64%       0.00%
           2008                   0.65%    2.80%     4.54     11.50    8,416,602       61,007,232     -44.09%    -43.13%       0.00%

FTVIPT MUTUAL SHARES SECURITIES CLASS 2
           2012                   0.60%    3.20%     9.50     13.86   67,978,309      714,861,663      10.70%     13.56%       2.11%
           2011                   0.60%    3.15%     8.54     10.61   66,563,230      615,076,571      -3.83%     -1.64%       2.47%
           2010                   0.60%    2.85%     8.88      9.80   54,494,842      509,112,460       8.07%     10.47%       1.69%
           2009                   0.65%    2.85%     8.15      8.92   38,857,221      332,056,609      22.51%     25.23%       1.91%
           2008                   0.65%    2.85%     6.69      7.17   32,812,982      229,277,740     -38.88%    -37.80%       3.40%

FTVIPT TEMPLETON GLOBAL BOND SECURITIES CLASS 2
           2012                   0.65%    3.15%    10.78     18.67   31,621,406      568,205,330      11.61%     14.32%       6.41%
           2011                   0.65%    3.05%    14.79     16.43   36,180,320      574,633,153      -3.66%     -1.51%       5.68%
           2010                   0.65%    2.85%    15.36     16.79   40,764,015      663,735,354      11.23%     13.71%       1.44%
           2009                   0.65%    2.85%    13.81     14.85   43,922,491      634,785,795      15.35%     17.91%      13.76%
           2008                   0.65%    2.85%    11.97     12.67   32,135,561      398,547,664       3.22%      5.04%       3.61%

FTVIPT TEMPLETON GROWTH SECURITIES CLASS 2
           2012                   1.10%    2.85%     9.71     16.75    3,394,051       46,734,678      17.73%     19.74%       2.05%
           2011                   1.10%    2.80%     8.11     14.09    4,138,216       48,108,484      -9.55%     -7.99%       1.35%
           2010                   1.10%    2.80%     8.82     15.43    4,977,019       63,340,595       4.43%      6.22%       1.38%
           2009                   1.10%    2.80%     8.31     14.64    5,941,949       71,676,759      27.48%     29.67%       3.42%
           2008                   1.10%    2.80%     6.41     11.37    8,941,572       83,661,526     -43.92%    -42.95%       1.79%

GOLDMAN SACHS VIT LARGE CAP VALUE SERVICE CLASS
           2012                   0.65%    2.60%    11.06     14.59   11,719,759      160,364,887      15.77%     18.05%       1.11%
           2011                   0.65%    2.60%    10.01     12.36   13,467,908      156,722,125      -9.51%     -7.87%       1.32%
           2010                   0.65%    2.45%    12.91     13.41    7,082,817       94,298,079       8.21%     10.17%       1.10%
           2009                   0.65%    2.45%    12.05     12.09    1,764,860       21,433,908      16.05%     16.35%       5.61%
           2008      12/18/08     1.30%    1.55%    10.39     10.39        3,757           39,029       2.82%      4.56%       2.59%

HUNTINGTON VA BALANCED
           2012                   1.10%    2.65%    10.25     10.51      261,079        2,726,151       6.64%      8.25%       1.74%
           2011       6/13/11     1.15%    2.65%     9.62      9.71       96,988          939,589      -2.89%      5.80%       1.55%

HUNTINGTON VA DIVIDEND CAPTURE
           2012                   1.10%    2.20%    10.65     10.84      105,834        1,143,254       9.04%     10.19%       4.76%
           2011       6/29/11     1.15%    2.20%     9.77      9.83       32,379          317,940      -0.64%      9.19%       6.87%

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                  MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                        TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS     RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION SERIES I
           2011                   1.40%    2.15% $   3.73  $  11.54      430,501  $     2,450,534      -9.87%     -9.19%       0.15%
           2010                   1.40%    2.35%     4.12     12.80      507,972        3,167,577      12.80%     13.88%       0.73%
           2009                   1.40%    2.35%     3.64     11.32      603,996        3,291,006      18.27%     19.40%       0.61%
           2008                   1.40%    2.35%     3.06      9.56      748,284        3,358,095     -43.83%    -43.29%       0.00%

INVESCO V.I. CAPITAL APPRECIATION SERIES II
           2011                   1.30%    2.15%     8.34     11.26      137,771        1,219,587     -10.07%     -9.30%       0.00%
           2010                   1.30%    2.35%     9.25     12.53      169,708        1,684,412      12.53%     13.72%       0.52%
           2009                   1.30%    2.35%     8.19     10.95      200,661        1,748,252      17.92%     19.16%       0.26%
           2008                   1.30%    2.35%     6.92      9.29      273,162        1,996,280     -43.96%    -43.37%       0.00%

INVESCO V.I. CORE EQUITY SERIES I
           2012                   1.40%    2.35%     8.11     16.27      760,319        8,273,284      11.24%     12.30%       0.95%
           2011                   1.40%    2.35%     7.25     14.60      923,568        8,890,121      -2.39%     -1.45%       0.93%
           2010                   1.40%    2.35%     7.39     14.92    1,084,566       10,646,779       7.01%      8.03%       0.95%
           2009                   1.40%    2.35%     6.86     13.92    1,322,617       11,940,692      25.32%     26.51%       1.80%
           2008                   1.40%    2.35%     5.45     11.08    1,568,047       11,156,757     -31.77%    -31.11%       1.95%

INVESCO V.I. CORE EQUITY SERIES II
           2012                   1.30%    2.55%    12.05     16.36      177,661        2,319,966      10.75%     12.15%       0.78%
           2011                   1.30%    2.55%    10.82     14.67      246,051        2,952,470      -2.81%     -1.58%       0.74%
           2010                   1.30%    2.55%    11.06     14.99      308,954        3,809,067       6.50%      7.84%       0.79%
           2009                   1.30%    2.55%    10.32     13.98      340,947        3,868,376      24.76%     26.33%       1.52%
           2008                   1.30%    2.55%     8.23     11.12      430,419        3,828,214     -32.08%    -31.22%       1.74%

INVESCO V.I. INTERNATIONAL GROWTH SERIES I
           2012                   1.40%    2.15%    11.37     23.11      180,597        2,817,427      13.08%     13.93%       1.44%
           2011                   1.40%    2.15%    10.02     20.44      204,907        2,801,448      -8.73%     -8.04%       1.58%
           2010                   1.40%    2.35%    10.94     22.39      263,208        3,840,873      10.24%     11.29%       2.20%
           2009                   1.40%    2.35%     9.87     20.27      336,089        4,428,359      32.11%     33.36%       1.45%
           2008                   1.40%    2.35%     7.43     15.32      420,693        4,158,730     -41.76%    -41.21%       0.47%

INVESCO V.I. INTERNATIONAL GROWTH SERIES II
           2012                   1.35%    2.65%    19.09     22.83      101,919        2,084,367      12.24%     13.71%       1.19%
           2011                   1.30%    2.65%    16.89     20.16      142,128        2,577,326      -9.43%     -8.19%       1.21%
           2010                   1.30%    2.65%    18.52     21.96      172,385        3,412,347       9.74%     11.15%       1.80%
           2009                   1.30%    2.60%    16.77     19.89      212,633        3,784,526      31.43%     33.17%       1.36%
           2008                   1.30%    2.60%    12.68     15.07      271,812        3,639,727     -42.05%    -41.32%       0.41%

INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE SERIES I
           2012       4/27/12     1.40%    2.15%     4.12     12.71      388,788        2,448,434      -3.92%     -3.42%       0.00%

INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE SERIES II
           2012       4/27/12     1.30%    2.15%     9.18     12.37      119,108        1,160,818      -4.09%     -3.54%       0.00%

JANUS ASPEN SERIES BALANCED SERVICE CLASS
           2012                   1.30%    2.65%    13.44     18.05    1,004,049       17,573,781      10.41%     11.91%       2.45%
           2011                   1.30%    2.65%    12.52     16.14    1,260,860       19,911,213      -1.30%      0.04%       2.12%
           2010                   1.30%    2.65%    12.67     16.15    1,509,432       23,906,019       5.29%      6.72%       2.48%
           2009                   1.30%    2.65%    12.01     15.15    1,785,177       26,594,635      22.30%     23.96%       2.70%
           2008                   1.30%    2.65%     9.81     12.23    2,066,947       24,907,981     -18.26%    -17.14%       2.36%

JANUS ASPEN SERIES ENTERPRISE SERVICE CLASS
           2012                   1.30%    2.65%    14.28     24.21      275,692        5,788,938      13.93%     15.48%       0.00%
           2011                   1.30%    2.65%    12.52     21.14      355,119        6,511,254      -4.23%     -2.92%       0.00%
           2010                   1.30%    2.65%    13.05     22.15      433,483        8,185,966      22.24%     23.90%       0.00%
           2009                   1.30%    2.65%    10.66     18.01      539,746        8,235,735      40.67%     42.58%       0.00%
           2008                   1.30%    2.65%     7.57     12.73      664,109        7,127,862     -45.27%    -44.58%       0.05%

JANUS ASPEN SERIES WORLDWIDE SERVICE CLASS
           2012                   1.30%    2.20%    10.96     14.01       86,498        1,007,347      17.25%     18.48%       0.77%
           2011                   1.30%    2.20%     9.32     11.82      105,908        1,045,639     -15.86%    -15.08%       0.43%
           2010                   1.30%    2.20%    11.05     13.92      161,259        1,893,080      13.01%     14.03%       0.48%
           2009                   1.30%    2.20%     9.76     12.21      182,927        1,885,015      34.41%     35.63%       1.24%
           2008                   1.30%    2.45%     7.24      9.00      237,488        1,809,532     -46.15%    -45.52%       0.96%

LVIP AMERICAN BALANCED ALLOCATION STANDARD CLASS
           2012        6/4/12     0.90%    0.90%    10.56     10.56       10,301          108,777       9.31%      9.31%       2.96%

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                  MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                        TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS     RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
LVIP AMERICAN GLOBAL GROWTH SERVICE CLASS II
           2012                   0.65%    3.20% $  10.72  $  13.59    3,950,993  $    52,186,669      18.33%     21.31%       1.04%
           2011                   0.65%    3.15%    10.88     11.20    3,000,311       33,023,222     -11.55%     -9.85%       0.09%
           2010       9/30/10     0.65%    2.55%    12.30     12.42      215,895        2,669,105      -0.11%      8.17%       0.00%

LVIP AMERICAN GLOBAL SMALL CAPITALIZATION SERVICE CLASS II
           2012                   0.65%    3.15%     9.18     11.99    4,370,857       50,971,346      14.11%     16.99%       1.05%
           2011                   0.65%    3.15%     9.92     10.17    3,402,354       34,253,853     -21.71%    -20.40%       0.75%
           2010      11/15/10     1.15%    2.80%    12.67     12.78      272,886        3,475,601       0.64%      5.16%       0.00%

LVIP AMERICAN GROWTH ALLOCATION STANDARD CLASS
           2012        3/5/12     0.65%    0.65%    10.56     10.56       29,710          313,703       5.40%      5.40%       2.88%

LVIP AMERICAN GROWTH SERVICE CLASS II
           2012                   0.65%    3.20%    11.06     13.86   15,111,468      203,561,029      13.81%     16.69%       0.22%
           2011                   0.65%    3.15%    11.11     11.79   11,423,039      133,305,045      -7.40%     -5.77%       0.06%
           2010      11/15/10     1.15%    2.90%    12.00     12.51    1,002,804       12,501,693      -5.95%      7.68%       0.00%

LVIP AMERICAN GROWTH-INCOME SERVICE CLASS II
           2012                   0.65%    3.20%    11.21     13.80   12,052,379      161,718,798      13.42%     16.29%       1.22%
           2011                   0.65%    3.15%    11.00     11.78    8,600,561      100,295,861      -5.03%     -3.35%       0.11%
           2010      11/15/10     1.15%    2.90%    11.58     12.19      716,818        8,707,074       0.81%      6.27%       0.00%

LVIP AMERICAN INTERNATIONAL SERVICE CLASS II
           2012                   0.65%    3.20%     9.53     12.23    9,463,522      112,475,522      13.81%     16.69%       2.58%
           2011                   0.65%    3.15%    10.15     10.48    6,987,342       71,931,847     -16.69%    -14.88%       0.10%
           2010       9/30/10     0.65%    2.80%    12.18     12.31      491,701        6,021,912       0.05%      6.50%       0.00%

LVIP BARON GROWTH OPPORTUNITIES SERVICE CLASS
           2012                   0.65%    3.20%    11.99     17.51    9,373,136      121,750,939      14.58%     17.48%       1.21%
           2011                   0.65%    3.15%    10.49     12.18    8,903,616       99,455,460       1.15%      3.35%       0.00%
           2010                   0.65%    2.80%    10.37     11.84    8,058,862       87,917,150      22.90%     25.57%       0.00%
           2009                   0.65%    2.85%     8.42      9.47    7,094,204       62,270,365      34.43%     37.43%       0.00%
           2008                   0.65%    2.85%     6.27      6.92    6,418,205       41,420,290     -40.85%    -39.80%       0.00%

LVIP BLACKROCK EMERGING MARKETS INDEX RPM SERVICE CLASS
           2012       9/28/12     0.65%    3.20%    10.91     11.01      666,865        7,314,827       1.90%      8.84%       1.87%

LVIP BLACKROCK EQUITY DIVIDEND RPM SERVICE CLASS
           2012                   0.65%    3.15%     9.94     14.98    6,108,551       65,997,067      13.07%     15.93%       0.57%
           2011                   0.65%    3.15%     8.77      9.73    3,350,081       31,584,371      -5.50%     -3.44%       0.78%
           2010                   0.65%    2.80%     9.11     10.14    2,793,737       27,532,649      14.39%     16.88%       0.77%
           2009                   0.65%    2.80%     7.81      8.73    3,150,307       26,857,754      19.60%     22.20%       0.97%
           2008                   0.65%    2.80%     6.70      7.19    3,076,733       21,692,955     -40.18%    -39.18%       1.67%

LVIP BLACKROCK INFLATION PROTECTED BOND STANDARD CLASS
           2012        3/1/12     0.60%    1.90%    11.34     12.01       28,208          334,580       0.82%      5.06%       0.00%

LVIP BLACKROCK INFLATION PROTECTED BOND SERVICE CLASS
           2012                   0.65%    3.20%    10.62     11.92   32,045,992      370,932,011       2.90%      5.56%       0.00%
           2011                   0.65%    3.20%    10.74     11.27   20,637,422      228,952,130       8.74%     11.04%       3.13%
           2010      11/15/10     0.75%    2.85%     9.87     10.15    1,401,242       14,135,797      -2.27%      1.40%       0.59%

LVIP CAPITAL GROWTH SERVICE CLASS
           2012                   0.65%    3.00%     9.26     14.27   25,591,881      271,319,390      15.26%     18.00%       0.00%
           2011                   0.65%    3.00%     8.02     10.50   22,126,342      198,333,052     -11.75%     -9.83%       0.00%
           2010                   0.65%    2.80%     9.09      9.82   14,883,910      144,635,021      15.39%     17.90%       0.00%
           2009                   0.65%    2.80%     7.88      8.33    6,996,813       57,764,897      30.81%     33.66%       0.11%
           2008                   0.65%    2.80%     6.06      6.19    1,248,367        7,720,820     -43.12%    -42.37%       0.00%

LVIP CLARION GLOBAL REAL ESTATE SERVICE CLASS
           2012                   0.65%    3.20%     7.50     16.89   11,904,617       95,736,001      20.48%     23.59%       0.00%
           2011                   0.65%    3.20%     6.20     10.58   12,157,357       79,776,963     -11.47%     -9.49%       0.00%
           2010                   0.65%    2.85%     7.01      7.59    9,934,577       72,646,063      14.36%     16.90%       0.00%
           2009                   0.65%    2.85%     6.13      6.49    8,708,761       55,042,103      33.62%     36.60%       0.00%
           2008                   0.65%    2.85%     4.58      4.72    8,333,923       38,920,478     -43.80%    -42.81%       1.32%

LVIP COLUMBIA SMALL-MID CAP GROWTH RPM SERVICE CLASS
           2012                   0.65%    3.20%     8.79     15.00    4,348,921       40,704,286       2.87%      5.52%       0.00%
           2011                   0.65%    3.20%     8.51      9.40    3,834,978       34,168,087     -10.38%     -8.43%       0.00%
           2010                   0.65%    2.80%     9.49     10.26    2,994,921       29,442,450      23.44%     26.12%       0.00%
           2009                   0.65%    2.80%     7.67      8.14    1,924,863       15,157,607      43.96%     47.09%       0.00%
           2008                   0.65%    2.80%     5.31      5.49    1,899,168       10,252,684     -50.83%    -49.99%       0.00%

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                  MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                        TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS     RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
LVIP DELAWARE BOND STANDARD CLASS
           2012                   1.30%    3.00% $  10.70  $  19.69    8,572,620  $   152,403,393       3.46%      5.23%       1.89%
           2011                   1.30%    3.00%    12.73     18.73   10,208,683      174,089,656       4.82%      6.25%       3.14%
           2010                   1.30%    2.65%    12.12     17.65   12,528,320      202,938,969       5.65%      7.09%       3.28%
           2009                   1.30%    2.65%    11.46     16.50   14,710,742      223,876,924      15.79%     17.37%       4.14%
           2008                   1.30%    2.65%     9.88     14.07   17,222,416      224,703,303      -5.46%     -4.18%       4.36%

LVIP DELAWARE BOND SERVICE CLASS
           2012                   0.65%    3.20%    10.57     14.82  172,657,336    2,330,108,586       2.94%      5.55%       1.76%
           2011                   0.65%    3.15%    10.27     14.14  146,615,142    1,917,256,346       4.19%      6.56%       3.24%
           2010                   0.65%    2.90%    11.58     13.36  118,782,318    1,497,358,649       5.08%      7.42%       3.52%
           2009                   0.65%    2.85%    11.02     12.53   83,225,660      987,925,269      15.15%     17.71%       4.68%
           2008                   0.65%    2.85%     9.57     10.72   57,669,586      590,700,221      -5.98%     -4.32%       4.75%

LVIP DELAWARE DIVERSIFIED FLOATING RATE STANDARD CLASS
           2012       3/26/12     0.60%    1.70%    10.10     10.40        4,316           44,255       0.43%      2.17%       2.90%

LVIP DELAWARE DIVERSIFIED FLOATING RATE SERVICE CLASS
           2012                   0.65%    3.20%     9.67     10.31   19,747,210      197,971,410       0.69%      3.29%       1.39%
           2011                   0.65%    3.20%     9.63      9.97   13,165,319      129,180,469      -3.29%     -1.23%       2.27%
           2010      11/15/10     0.75%    2.85%     9.96     10.09    1,228,387       12,318,833      -0.19%      0.07%       0.21%

LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION STANDARD CLASS
           2012                   1.30%    2.55%    11.53     16.52      567,202        8,954,404      10.44%     11.83%       1.59%
           2011                   1.30%    2.55%    10.44     14.88      731,988       10,388,706      -4.49%     -3.29%       1.99%
           2010                   1.30%    2.55%    10.92     15.50      882,963       13,017,473       9.65%     11.03%       2.51%
           2009                   1.30%    2.55%     9.96     14.07    1,115,182       14,893,081      28.67%     30.29%       1.52%
           2008                   1.30%    2.65%     7.73     10.81    1,511,001       15,329,718     -34.97%    -34.09%       5.79%

LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION SERVICE CLASS
           2012                   0.65%    2.90%    11.13     16.00    1,506,881       21,274,343       9.84%     12.28%       1.44%
           2011                   0.65%    2.85%     9.93     14.35    1,807,281       23,106,109      -5.02%     -2.90%       1.72%
           2010                   0.65%    2.85%    10.26     14.88    2,214,985       29,667,952       9.05%     11.48%       2.34%
           2009                   0.65%    2.85%     9.22     13.44    2,908,852       35,537,545      27.96%     30.81%       1.20%
           2008                   0.65%    2.85%     7.43     10.35    4,435,530       41,922,453     -35.26%    -34.15%       6.46%

LVIP DELAWARE GROWTH AND INCOME SERVICE CLASS
           2012                   0.65%    2.95%    10.38     14.49    3,189,434       36,050,101      11.58%     14.17%       0.72%
           2011                   0.65%    2.95%     9.18     10.32    3,596,976       36,014,898      -1.94%      0.09%       0.73%
           2010                   0.75%    2.80%     9.26     10.36    3,514,396       35,521,339       9.44%     11.70%       0.67%
           2009                   0.75%    2.80%     8.30      9.32    3,192,725       29,147,328      20.81%     23.31%       0.91%
           2008                   0.75%    2.80%     7.19      7.60    2,365,920       17,695,340     -37.76%    -36.73%       1.06%

LVIP DELAWARE SOCIAL AWARENESS STANDARD CLASS
           2012                   1.30%    2.80%    11.13     17.98      560,004        9,070,228      12.21%     13.79%       0.73%
           2011                   1.30%    2.70%     9.90     15.93      682,911        9,729,522      -1.99%     -0.66%       0.69%
           2010                   1.30%    2.65%    10.09     16.31      859,633       12,406,132       8.65%     10.13%       0.58%
           2009                   1.30%    2.65%     9.27     14.92    1,015,178       13,335,713      26.60%     28.32%       0.67%
           2008                   1.30%    2.65%     7.31     11.72    1,260,321       12,930,385     -36.13%    -35.26%       0.83%

LVIP DELAWARE SOCIAL AWARENESS SERVICE CLASS
           2012                   0.65%    3.00%    10.55     17.05    3,180,903       45,098,660      11.49%     14.14%       0.40%
           2011                   0.65%    3.00%     9.35     15.05    3,498,836       44,160,362      -2.48%     -0.36%       0.41%
           2010                   0.65%    2.80%     9.41     15.21    3,768,826       49,233,488       8.22%     10.46%       0.26%
           2009                   0.65%    2.70%     8.54     13.86    4,055,609       49,637,690      26.09%     28.70%       0.36%
           2008                   0.65%    2.70%     7.31     10.85    4,384,397       42,910,993     -36.38%    -35.45%       0.55%

LVIP DELAWARE SPECIAL OPPORTUNITIES SERVICE CLASS
           2012                   0.65%    3.15%     9.10     15.89    3,869,080       37,946,677      10.98%     13.79%       0.42%
           2011                   0.65%    3.15%     8.19      9.04    4,447,468       38,587,554      -8.14%     -6.14%       0.00%
           2010                   0.65%    2.80%     8.92      9.64    2,926,149       27,220,347      26.59%     29.33%       0.51%
           2009                   0.65%    2.80%     7.04      7.45    1,579,299       11,479,826      26.40%     29.15%       0.66%
           2008                   0.65%    2.80%     5.59      5.71    1,463,515        8,306,542     -38.51%    -37.64%       1.24%

LVIP DIMENSIONAL NON-U.S. EQUITY STANDARD CLASS
           2012                   0.60%    1.90%     9.70      9.87       84,607          834,490      16.77%     18.00%       3.53%
           2011       12/5/11     0.65%    1.70%     8.31      8.36       11,357           94,696      -3.15%      1.73%       0.00%

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                  MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                        TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS     RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
LVIP DIMENSIONAL NON-U.S. EQUITY SERVICE CLASS
           2012                   0.65%    3.20% $   9.46  $   9.83    2,937,775  $    28,397,526      14.97%     17.70%       2.59%
           2011       5/24/11     0.65%    3.00%     8.23      8.35    1,692,525       14,040,113     -18.73%      1.75%       0.17%

LVIP DIMENSIONAL U.S. EQUITY STANDARD CLASS
           2012                   0.60%    1.90%    10.81     10.99       82,495          906,466      15.43%     16.65%       1.67%
           2011       12/5/11     0.65%    1.70%     9.36      9.42        8,907           83,740      -0.06%      0.74%       0.00%

LVIP DIMENSIONAL U.S. EQUITY SERVICE CLASS
           2012                   0.65%    3.00%    10.54     10.95    4,541,689       48,901,415      13.66%     16.36%       1.01%
           2011       5/24/11     0.65%    3.00%     9.27      9.41    2,594,767       24,262,709      -8.42%     11.63%       0.00%

LVIP DIMENSIONAL/VANGUARD TOTAL BOND STANDARD CLASS
           2012                   0.60%    1.90%    10.56     10.74       93,099          999,276       1.98%      3.06%       2.58%
           2011       12/5/11     0.65%    1.70%    10.35     10.42        8,895           92,396       0.20%      0.56%       0.00%

LVIP DIMENSIONAL/VANGUARD TOTAL BOND SERVICE CLASS
           2012                   0.65%    3.20%    10.26     10.70   12,172,914      127,902,501       0.22%      2.81%       1.73%
           2011       5/23/11     0.65%    3.20%    10.12     10.41    4,856,542       50,192,610      -0.13%      3.71%       0.26%

LVIP GLOBAL INCOME SERVICE CLASS
           2012                   0.60%    3.20%    10.08     12.50   40,326,405      482,894,133       4.04%      6.78%       1.75%
           2011                   0.60%    3.20%    10.75     11.71   34,679,354      393,735,508      -2.01%      0.23%       4.55%
           2010                   0.60%    2.85%    11.26     11.67   20,536,946      235,905,015       6.34%      8.71%       3.35%
           2009        7/1/09     0.65%    2.85%    10.59     10.74    5,360,215       57,213,255      -0.15%      6.19%       2.72%

LVIP JPMORGAN HIGH YIELD SERVICE CLASS
           2012                   0.65%    3.20%    11.00     12.61   10,089,573      123,454,963      11.02%     13.89%       5.08%
           2011                   0.65%    3.20%    10.50     10.98    6,925,613       75,331,715      -0.40%      1.36%       9.46%
           2010      11/16/10     1.15%    2.90%    10.54     10.84      300,856        3,246,962       0.07%      1.53%       1.12%

LVIP JPMORGAN MID CAP VALUE RPM SERVICE CLASS
           2012                   0.65%    3.20%     9.15     15.83    3,507,185       34,515,420      10.17%     12.73%       0.00%
           2011                   0.65%    2.95%     8.30     10.87    2,717,477       23,880,418      -4.71%     -2.64%       0.00%
           2010                   0.65%    2.80%     8.71      9.40    1,678,328       15,228,244      21.02%     23.64%       0.00%
           2009                   0.65%    2.80%     7.19      7.60    1,005,257        7,453,659      20.92%     23.55%       0.41%
           2008                   0.65%    2.80%     5.95      6.11      636,739        3,857,022     -35.96%    -34.89%       0.33%

LVIP MFS INTERNATIONAL GROWTH SERVICE CLASS
           2012                   0.60%    3.00%     8.00     13.10   14,701,095      133,401,119      15.65%     18.40%       0.52%
           2011                   0.60%    2.95%     6.91     11.04   14,718,003      113,856,658     -12.63%    -10.64%       2.85%
           2010                   0.60%    2.85%     7.91      8.56   11,583,789       96,896,427       9.66%     12.09%       0.58%
           2009                   0.65%    2.85%     7.21      7.64    7,190,493       53,643,846      31.70%     34.63%       0.83%
           2008                   0.65%    2.85%     5.48      5.63    4,128,581       23,019,042     -50.50%    -49.65%       1.05%

LVIP MFS VALUE SERVICE CLASS
           2012                   0.65%    3.20%     8.76     13.83   66,735,671      672,516,930      12.44%     15.29%       0.98%
           2011                   0.65%    3.15%     7.77     10.79   64,066,802      551,815,744      -3.15%     -1.00%       1.33%
           2010                   0.65%    2.85%     8.02      8.69   48,122,826      409,771,177       8.19%     10.59%       1.24%
           2009                   0.65%    2.85%     7.42      7.86   29,898,812      231,005,259      17.28%     19.89%       1.61%
           2008                   0.65%    2.85%     6.33      6.50   12,586,764       81,499,360     -34.33%    -33.23%       1.97%

LVIP MID-CAP VALUE SERVICE CLASS
           2012                   0.65%    3.20%     8.65     16.40    6,254,372       58,307,396      19.92%     23.01%       0.14%
           2011                   0.65%    3.20%     7.18      7.95    5,810,819       44,365,619     -12.09%    -10.13%       0.00%
           2010                   0.65%    2.85%     8.17      8.85    4,779,106       40,801,285      20.12%     22.79%       0.01%
           2009                   0.65%    2.85%     6.80      7.21    3,294,804       23,145,869      38.09%     41.17%       0.30%
           2008                   0.65%    2.85%     4.93      5.07    2,592,831       13,021,942     -42.52%    -41.50%       0.09%

LVIP MONDRIAN INTERNATIONAL VALUE STANDARD CLASS
           2012                   1.30%    2.70%    10.53     19.66      798,201       15,038,849       6.70%      8.20%       2.74%
           2011                   1.30%    2.70%     9.85     18.32      983,587       17,121,039      -6.72%     -5.45%       2.83%
           2010                   1.30%    2.65%    10.55     19.61    1,202,225       22,423,804      -0.21%      1.14%       3.16%
           2009                   1.30%    2.65%    10.55     19.53    1,444,227       26,747,196      18.06%     19.67%       3.16%
           2008                   1.30%    2.65%     8.92     16.45    1,825,281       28,349,359     -38.31%    -37.47%       4.45%

LVIP MONDRIAN INTERNATIONAL VALUE SERVICE CLASS
           2012                   0.65%    3.20%     8.50     18.56    7,898,412      108,228,121       5.90%      8.63%       2.67%
           2011                   0.65%    3.20%     8.00     17.21    7,933,392      102,799,297      -7.14%     -5.07%       2.83%
           2010                   0.65%    2.85%     8.52     18.25    7,872,078      111,459,611      -0.66%      1.55%       3.15%
           2009                   0.65%    2.85%     8.67     18.10    7,692,810      111,025,754      17.53%     20.14%       2.98%
           2008                   0.65%    2.85%     7.59     15.17    8,454,702      105,135,796     -38.59%    -37.54%       4.54%

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                  MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                        TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS     RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
LVIP MONEY MARKET STANDARD CLASS
           2012                   0.65%    2.70% $   9.01  $  11.39    4,634,580  $    48,429,176      -2.59%     -1.27%       0.03%
           2011                   1.30%    2.65%     9.25     11.55    5,721,128       60,993,041      -2.59%     -1.26%       0.03%
           2010                   1.30%    2.65%     9.50     11.71    6,137,587       66,685,675      -2.57%     -1.24%       0.05%
           2009                   1.30%    2.65%     9.75     11.87    9,480,305      104,203,478      -2.32%     -0.99%       0.32%
           2008                   1.30%    2.65%     9.98     12.00   16,028,543      178,597,067      -0.33%      1.02%       2.26%

LVIP MONEY MARKET SERVICE CLASS
           2012                   0.60%    3.20%     8.96     10.38   32,954,585      327,023,277      -3.12%     -0.57%       0.03%
           2011                   0.60%    3.20%     9.20     10.47   35,549,205      358,035,288      -2.78%     -0.58%       0.03%
           2010                   0.60%    2.85%     9.44     10.60   33,514,174      342,966,801      -2.77%     -0.61%       0.04%
           2009                   0.65%    2.85%     9.69     10.73   41,001,437      425,778,435      -2.73%     -0.57%       0.09%
           2008                   0.65%    2.85%     9.94     10.85   58,655,759      619,101,956      -0.78%      0.92%       1.91%

LVIP PROTECTED PROFILE 2010 SERVICE CLASS
           2012                   0.75%    2.80%    10.31     11.57      669,034        7,354,722       5.28%      7.46%       1.67%
           2011                   0.75%    2.80%     9.80     10.77      761,580        7,858,988      -1.80%      0.24%       0.74%
           2010                   0.75%    2.80%     9.98     10.74      828,075        8,599,298       8.11%     10.35%       0.81%
           2009                   0.75%    2.80%     9.25      9.74      958,871        9,115,520      20.79%     23.17%       1.76%
           2008                   0.75%    2.70%     7.66      7.85      754,985        5,875,176     -26.12%    -24.97%       2.27%

LVIP PROTECTED PROFILE 2020 SERVICE CLASS
           2012                   0.75%    2.80%     9.80     10.99    1,525,836       15,957,108       5.12%      7.30%       1.53%
           2011                   0.75%    2.80%     9.32     10.24    1,695,997       16,681,468      -2.81%     -0.80%       0.74%
           2010                   0.75%    2.80%     9.59     10.33    1,816,906       18,173,482       8.67%     10.92%       0.68%
           2009                   0.75%    2.80%     8.82      9.31    1,720,813       15,652,752      21.89%     24.41%       1.71%
           2008                   0.75%    2.80%     7.25      7.43    1,286,969        9,484,720     -29.01%    -27.90%       1.65%

LVIP PROTECTED PROFILE 2030 SERVICE CLASS
           2012                   0.75%    2.85%     9.44     10.63    1,045,549       10,532,657       4.61%      6.82%       1.32%
           2011                   0.75%    2.85%     9.03      9.95    1,054,400       10,026,943      -3.60%     -1.55%       0.63%
           2010                   0.75%    2.85%     9.37     10.10    1,090,359       10,633,763       9.10%     11.42%       0.55%
           2009                   0.75%    2.85%     8.58      9.07    1,223,378       10,817,678      24.06%     26.70%       1.59%
           2008                   0.75%    2.85%     6.94      7.09      646,887        4,561,711     -32.79%    -31.84%       0.93%

LVIP PROTECTED PROFILE 2040 SERVICE CLASS
           2012                   1.15%    2.85%     8.79      9.67      594,495        5,576,367       3.86%      5.64%       1.19%
           2011                   1.15%    2.85%     8.47      9.16      633,963        5,663,052      -4.47%     -2.83%       0.62%
           2010                   1.15%    2.85%     8.86      9.42      681,006        6,293,112      10.20%     12.09%       0.56%
           2009                   1.15%    2.85%     8.04      8.37      624,977        5,177,281      26.96%     28.94%       1.27%
           2008                   1.30%    2.85%     6.35      6.49      517,107        3,326,300     -37.43%    -36.54%       0.24%

LVIP PROTECTED PROFILE CONSERVATIVE STANDARD CLASS
           2012       9/12/12     1.70%    1.70%    13.97     13.97        3,663           51,153       0.55%      0.55%       1.49%

LVIP PROTECTED PROFILE CONSERVATIVE SERVICE CLASS
           2012                   0.60%    3.20%    10.74     13.96   59,642,778      797,064,640       6.11%      8.79%       4.29%
           2011                   0.65%    3.15%    10.62     12.91   33,493,486      417,683,901       0.47%      2.76%       1.79%
           2010                   0.65%    2.90%    11.56     12.64   30,806,255      378,674,328       7.13%      9.52%       3.58%
           2009                   0.65%    2.85%    10.70     11.61   27,297,773      309,685,249      21.05%     23.61%       4.15%
           2008                   0.75%    2.85%     8.92      9.44   21,489,015      199,198,042     -20.94%    -19.58%       2.03%

LVIP PROTECTED PROFILE GROWTH STANDARD CLASS
           2012                   0.00%    0.00%       --        --           --               --       0.00%      0.00%       1.51%

LVIP PROTECTED PROFILE GROWTH SERVICE CLASS
           2012                   0.65%    3.20%    10.45     13.33  196,562,087    2,378,472,131       5.50%      8.17%       3.11%
           2011                   0.65%    3.15%     9.94     11.84   64,143,521      733,350,041      -3.05%     -0.89%       1.76%
           2010                   0.65%    2.85%    10.24     12.02   55,624,756      649,763,390       9.27%     11.70%       2.66%
           2009                   0.65%    2.85%     9.35     10.82   51,327,593      543,175,797      25.09%     27.88%       4.39%
           2008                   0.65%    2.85%     7.77      8.51   48,840,768      408,610,151     -35.45%    -34.31%       0.83%

LVIP PROTECTED PROFILE MODERATE SERVICE CLASS
           2012                   0.65%    3.20%    10.55     13.49  210,587,184    2,680,696,958       5.88%      8.61%       3.73%
           2011                   0.65%    3.20%    11.07     12.49   97,255,844    1,171,356,272      -1.92%      0.26%       1.56%
           2010                   0.65%    2.85%    11.16     12.54   88,617,281    1,078,285,914       8.54%     10.96%       2.80%
           2009                   0.65%    2.85%    10.08     11.37   80,244,518      890,296,676      24.14%     26.90%       4.21%
           2008                   0.65%    2.85%     8.39      9.01   73,977,108      654,007,813     -28.87%    -27.61%       1.88%

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                  MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                        TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS     RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
LVIP SSGA BOND INDEX STANDARD CLASS
           2012       7/12/12     0.65%    1.70% $  11.53  $  11.96        2,256  $        26,227       0.27%      0.42%       1.80%

LVIP SSGA BOND INDEX SERVICE CLASS
           2012                   0.65%    3.15%    10.24     12.53   83,692,180      997,851,378       0.39%      2.93%       2.22%
           2011                   0.65%    3.15%    10.18     12.17   81,296,726      952,715,198       4.07%      6.44%       2.79%
           2010                   0.65%    2.90%    10.82     11.43   85,241,062      948,775,048       2.74%      5.02%       2.10%
           2009                   0.65%    2.85%    10.53     10.89   45,904,548      491,682,947       1.33%      3.59%       2.21%
           2008       6/24/08     0.65%    2.85%    10.39     10.51   12,107,364      126,524,359       2.17%      6.13%       0.95%

LVIP SSGA CONSERVATIVE INDEX ALLOCATION SERVICE CLASS
           2012                   0.65%    3.00%    10.90     11.53    4,957,355       55,716,735       5.60%      8.11%       2.90%
           2011                   0.65%    3.00%    10.35     10.57    3,047,205       32,014,658      -0.39%      1.12%       0.23%
           2010      11/17/10     1.30%    2.80%    10.39     10.45      282,388        2,944,310       0.50%      1.74%       0.00%

LVIP SSGA CONSERVATIVE STRUCTURED ALLOCATION SERVICE CLASS
           2012                   0.65%    3.15%    10.48     11.42   17,898,932      198,661,657       4.74%      7.39%       3.92%
           2011                   0.65%    3.15%    10.33     10.53   13,733,029      143,541,076      -0.19%      1.22%       0.21%
           2010      11/17/10     1.30%    2.70%    10.35     10.41    1,020,141       10,594,850       0.00%      1.55%       0.00%

LVIP SSGA DEVELOPED INTERNATIONAL 150 SERVICE CLASS
           2012                   0.65%    3.00%     8.51     12.33   15,786,539      141,627,471      10.07%     12.63%       2.40%
           2011                   0.65%    2.95%     7.73      8.35   16,169,685      130,126,370     -14.82%    -12.92%       2.29%
           2010                   0.65%    2.85%     9.07      9.59   14,813,167      138,293,111       3.99%      6.31%       1.23%
           2009                   0.65%    2.85%     8.72      9.02    7,672,745       68,094,266      40.27%     43.39%       1.72%
           2008       6/26/08     0.65%    2.85%     6.22      6.29    2,737,409       17,122,014     -36.36%     20.35%       2.37%

LVIP SSGA EMERGING MARKETS 100 STANDARD CLASS
           2012                   0.60%    1.90%    16.52     16.52        6,313          104,207      10.75%     10.75%       4.73%
           2011       12/5/11     1.70%    1.70%    14.91     14.91          944           14,087      -4.18%     -4.18%       0.00%

LVIP SSGA EMERGING MARKETS 100 SERVICE CLASS
           2012                   0.65%    3.15%     9.37     15.66   13,590,884      176,646,426       8.90%     11.66%       2.42%
           2011                   0.65%    3.15%    11.31     12.22   13,252,989      155,980,136     -17.54%    -15.70%       2.37%
           2010                   0.65%    2.85%    13.71     14.50   11,936,863      168,453,712      23.87%     26.62%       1.10%
           2009                   0.65%    2.85%    11.07     11.45    7,338,465       82,652,795      84.14%     88.24%       1.48%
           2008       6/26/08     0.65%    2.85%     6.01      6.08    2,345,082       14,179,848     -38.84%     21.08%       1.46%

LVIP SSGA GLOBAL TACTICAL ALLOCATION RPM STANDARD CLASS
           2012        9/4/12     0.60%    0.90%    14.41     14.56        4,351           63,094      -0.01%      4.07%       2.41%

LVIP SSGA GLOBAL TACTICAL ALLOCATION RPM SERVICE CLASS
           2012                   0.65%    3.20%     9.65     13.27   31,954,603      367,052,105       7.44%     10.16%       3.41%
           2011                   0.65%    3.15%     9.13     10.94   21,907,148      231,199,458      -2.80%     -0.69%       1.48%
           2010                   0.65%    2.80%     9.21     11.09    5,918,960       63,997,052       5.48%      7.78%       0.84%
           2009                   0.65%    2.85%     8.61     10.35    5,385,891       54,613,994      26.80%     29.49%       5.30%
           2008                   0.75%    2.85%     7.13      8.03    8,907,561       70,291,413     -42.29%    -41.27%       0.30%

LVIP SSGA INTERNATIONAL INDEX STANDARD CLASS
           2012       5/16/12     0.60%    0.65%    13.56     13.59        2,485           33,709      18.03%     22.12%       2.50%

LVIP SSGA INTERNATIONAL INDEX SERVICE CLASS
           2012                   0.65%    3.00%     7.95     12.38   24,895,325      208,702,144      14.39%     17.05%       1.66%
           2011                   0.65%    2.95%     6.94      7.50   26,518,034      191,861,496     -15.05%    -13.16%       1.15%
           2010                   0.65%    2.85%     8.17      8.64   23,605,346      198,623,794       3.78%      6.09%       1.49%
           2009                   0.65%    2.85%     7.88      8.15   11,816,356       94,717,158      23.95%     26.71%       1.91%
           2008       6/26/08     0.65%    2.85%     6.36      6.43    3,478,166       22,232,589     -35.72%     18.05%       1.74%

LVIP SSGA LARGE CAP 100 STANDARD CLASS
           2012      12/17/12     0.65%    0.65%    17.90     17.90          210            3,764       0.29%      0.29%       0.00%

LVIP SSGA LARGE CAP 100 SERVICE CLASS
           2012                   0.65%    3.15%    11.22     16.35   23,390,895      279,058,585       8.48%     11.22%       1.33%
           2011                   0.65%    3.15%    10.42     11.25   26,026,743      282,152,292      -0.81%      1.40%       1.37%
           2010                   0.65%    2.85%    10.50     11.10   26,778,012      289,254,755      15.56%     18.13%       1.21%
           2009                   0.65%    2.85%     9.09      9.40   15,341,530      141,798,422      31.16%     34.08%       1.51%
           2008       6/26/08     0.65%    2.85%     6.93      7.01    4,737,060       33,002,221     -31.01%      9.87%       0.83%

LVIP SSGA MODERATE INDEX ALLOCATION SERVICE CLASS
           2012                   0.60%    3.20%    10.56     11.68   11,876,296      135,403,254       7.97%     10.59%       2.38%
           2011                   0.65%    3.15%    10.29     10.50    6,709,031       69,827,648      -3.03%     -1.62%       0.09%
           2010      11/16/10     1.15%    2.60%    10.61     10.67      386,790        4,120,405      -0.04%      2.82%       0.00%

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                  MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                        TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS     RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
LVIP SSGA MODERATE STRUCTURED ALLOCATION SERVICE CLASS
           2012                   0.65%    3.20% $  10.43  $  11.54   47,682,796  $   535,387,963       6.85%      9.55%       3.72%
           2011                   0.65%    3.15%    10.25     10.52   32,114,185      332,998,959      -2.82%     -0.71%       0.20%
           2010      11/16/10     0.75%    2.90%    10.51     10.75    2,706,824       28,557,076       0.32%      2.75%       0.00%

LVIP SSGA MODERATELY AGGRESSIVE INDEX ALLOCATION SERVICE CLASS
           2012                   0.65%    3.20%    10.64     11.70   11,219,554      127,959,706       9.25%     11.84%       2.25%
           2011                   0.65%    3.00%    10.15     10.39    7,300,410       75,180,805      -5.47%     -3.90%       0.03%
           2010      11/18/10     1.15%    2.80%    10.74     10.81      542,212        5,847,902      -0.04%      2.21%       0.00%

LVIP SSGA MODERATELY AGGRESSIVE STRUCTURED ALLOCATION SERVICE CLASS
           2012                   0.65%    3.20%    10.95     11.71   31,366,763      357,707,878       7.83%     10.39%       3.99%
           2011                   0.65%    3.00%    10.30     10.59   22,719,184      237,348,906      -4.61%     -2.73%       0.18%
           2010      11/18/10     0.75%    2.70%    10.80     10.89    1,483,235       16,077,151       0.03%      3.66%       0.00%

LVIP SSGA S&P 500 INDEX STANDARD CLASS
           2012                   0.65%    2.60%    10.45     11.44      141,381        1,630,111      12.68%     14.04%       0.86%
           2011                   1.40%    2.60%     9.27     10.04      191,922        1,897,063      -0.76%      0.43%       0.97%
           2010                   1.40%    2.60%     9.37      9.99      204,002        2,012,755      11.84%     13.13%       1.25%
           2009                   1.40%    2.55%     8.67      8.83      176,761        1,551,468      23.86%     24.36%       1.79%
           2008                   1.40%    1.80%     7.05      7.10       70,013          496,689     -38.19%    -38.07%       6.15%

LVIP SSGA S&P 500 INDEX SERVICE CLASS
           2012                   0.65%    3.15%     9.73     14.94   45,862,651      502,663,971      11.78%     14.61%       0.76%
           2011                   0.65%    3.15%     8.67      9.97   43,622,939      421,172,307      -1.26%      0.94%       0.68%
           2010                   0.65%    2.85%     8.77      9.94   43,337,481      418,910,568      11.23%     13.71%       1.14%
           2009                   0.65%    2.85%     7.77      8.79   25,348,953      217,699,880      22.25%     24.97%       1.56%
           2008                   0.65%    2.85%     6.68      7.08    9,350,393       64,897,157     -39.08%    -38.06%       5.62%

LVIP SSGA SMALL-CAP INDEX STANDARD CLASS
           2012                   0.60%    1.90%    16.67     16.67        3,759           61,884      13.94%     13.94%       1.24%
           2011       12/5/11     1.70%    1.70%    14.63     14.63          798           11,669      -0.78%     -0.78%       0.00%

LVIP SSGA SMALL-CAP INDEX SERVICE CLASS
           2012                   0.65%    3.20%     9.03     15.80   14,853,295      143,442,614      11.97%     14.86%       0.46%
           2011                   0.65%    3.20%     8.03      8.89   14,871,629      126,195,557      -7.48%     -5.42%       0.11%
           2010                   0.65%    2.85%     8.68      9.40   13,551,043      122,688,382      22.34%     25.06%       0.36%
           2009                   0.65%    2.85%     7.10      7.52    8,628,513       63,133,650      22.17%     24.89%       0.65%
           2008                   0.65%    2.85%     5.81      5.98    4,021,344       23,798,001     -35.96%    -34.86%       1.31%

LVIP SSGA SMALL-MID CAP 200 STANDARD CLASS
           2012       7/18/12     0.65%    0.65%    19.09     19.09        1,129           21,540       7.77%      7.77%       2.82%

LVIP SSGA SMALL-MID CAP 200 SERVICE CLASS
           2012                   0.65%    3.15%    11.04     17.43    6,502,550       93,579,793      10.02%     12.81%       2.26%
           2011                   0.65%    3.15%    12.39     13.39    6,952,262       89,660,120      -5.20%     -3.09%       1.40%
           2010                   0.65%    2.85%    13.07     13.81    7,055,885       94,875,875      23.85%     26.61%       1.81%
           2009                   0.65%    2.85%    10.55     10.91    4,142,174       44,470,690      47.05%     50.31%       1.90%
           2008       6/26/08     0.65%    2.85%     7.18      7.26    1,385,280        9,999,517     -34.57%     11.96%       1.49%

LVIP T. ROWE PRICE GROWTH STOCK SERVICE CLASS
           2012                   0.65%    3.00%     9.53     15.42   14,060,882      143,608,085      14.59%     17.25%       0.00%
           2011                   0.65%    2.95%     8.31      9.20    9,783,128       86,030,329      -4.65%     -2.53%       0.00%
           2010                   0.65%    2.85%     8.72      9.44    7,849,330       71,341,526      13.17%     15.68%       0.00%
           2009                   0.65%    2.85%     7.71      8.16    5,541,855       43,985,519      38.79%     41.80%       0.00%
           2008                   0.65%    2.80%     5.56      5.70    1,771,051       10,018,182     -43.59%    -42.71%       0.00%

LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH STANDARD CLASS
           2012                   1.30%    3.00%    13.18     20.64      126,393        2,298,791      13.09%     14.80%       0.00%
           2011                   1.30%    2.80%    11.62     18.13      137,181        2,184,638      -6.38%     -5.11%       0.00%
           2010                   1.30%    2.65%    12.40     19.27      169,937        2,874,844      25.02%     26.71%       0.00%
           2009                   1.30%    2.65%     9.90     15.34      164,956        2,212,388      42.51%     44.45%       0.10%
           2008                   1.30%    2.65%     6.94     10.71      149,632        1,390,133     -44.28%    -43.52%       0.00%

LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH SERVICE CLASS
           2012                   0.65%    3.15%    11.49     19.90    4,766,371       80,236,899      12.64%     15.26%       0.00%
           2011                   0.65%    2.95%    11.02     17.39    4,086,361       60,225,079      -6.81%     -4.74%       0.00%
           2010                   0.65%    2.85%    11.59     18.38    3,027,569       47,561,006      24.46%     27.23%       0.00%
           2009                   0.65%    2.85%     9.13     14.55    2,315,538       28,997,538      41.87%     45.02%       0.00%
           2008                   0.65%    2.85%     6.90     10.10    1,579,142       13,817,663     -44.53%    -43.57%       0.00%

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                  MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                        TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS     RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
LVIP TEMPLETON GROWTH RPM SERVICE CLASS
           2012                   0.65%    3.20% $   8.31  $  13.93   17,221,882  $   154,522,717      17.16%     20.13%       1.77%
           2011                   0.65%    3.15%     7.07     10.81   15,769,152      118,673,830      -6.11%     -3.96%       2.04%
           2010                   0.65%    2.90%     7.53      8.15   13,007,007      102,455,858       3.31%      5.61%       1.78%
           2009                   0.65%    2.85%     7.29      7.72   10,349,314       77,857,452      24.21%     26.98%       1.55%
           2008                   0.65%    2.85%     5.87      6.03   11,336,582       67,756,355     -39.61%    -38.58%       2.42%

LVIP UBS LARGE CAP GROWTH RPM STANDARD CLASS
           2012                   1.30%    2.65%    11.42     15.80      160,781        2,243,019      13.35%     14.89%       0.00%
           2011                   1.30%    2.65%    10.06     13.82      173,576        2,112,536      -8.15%     -6.90%       0.20%
           2010                   1.30%    2.65%    10.94     14.97      215,585        2,825,485       8.54%      9.91%       0.70%
           2009                   1.30%    2.55%    10.07     13.74      236,966        2,833,177      35.04%     36.74%       0.81%
           2008                   1.30%    2.55%     7.46     10.13      278,559        2,443,401     -42.31%    -41.59%       0.68%

LVIP UBS LARGE CAP GROWTH RPM SERVICE CLASS
           2012                   0.65%    3.20%    10.56     15.35    4,411,010       60,049,258      12.45%     15.35%       0.00%
           2011                   0.65%    3.20%     9.84     13.40    4,028,664       48,611,933      -8.53%     -6.54%       0.00%
           2010                   0.65%    2.80%    10.64     14.44    4,790,609       63,658,856       8.01%     10.25%       0.52%
           2009                   0.75%    2.80%     9.67     13.17    4,489,735       54,781,676      34.36%     37.14%       0.95%
           2008                   0.75%    2.80%     7.41      9.66    2,805,952       24,856,506     -42.60%    -41.64%       0.51%

LVIP VANGUARD DOMESTIC EQUITY ETF STANDARD CLASS
           2012       6/22/12     0.60%    1.90%    10.56     10.79       10,419          112,131      -0.96%      9.08%       1.88%

LVIP VANGUARD DOMESTIC EQUITY ETF SERVICE CLASS
           2012                   0.65%    3.20%    10.31     11.89    4,232,339       44,730,410      11.32%     14.13%       1.59%
           2011       5/31/11     0.65%    3.15%     9.26     10.44    1,559,907       14,571,491      -8.09%     11.02%       0.84%

LVIP VANGUARD INTERNATIONAL EQUITY ETF STANDARD CLASS
           2012       3/26/12     0.60%    1.90%     9.77      9.97        5,807           57,783       1.29%     18.64%       7.35%

LVIP VANGUARD INTERNATIONAL EQUITY ETF SERVICE CLASS
           2012                   0.65%    3.20%     9.53     10.74    2,676,477       26,145,484      15.35%     18.27%       5.00%
           2011       5/24/11     0.65%    3.15%     8.26      9.10    1,069,284        8,915,387     -18.92%      6.08%       0.00%

LORD ABBETT FUNDAMENTAL EQUITY CLASS VC
           2012                   0.65%    2.55%    10.61     16.60      987,863       14,919,914       7.80%      9.87%       0.54%
           2011                   0.65%    2.55%    14.28     15.11    1,045,826       14,435,281      -6.80%     -5.11%       0.24%
           2010                   0.65%    2.45%    15.41     15.92      630,717        9,982,968      16.44%     18.26%       0.39%
           2009                   0.65%    2.20%    13.45     13.45      355,079        4,767,170      25.03%     25.03%       0.39%
           2008      12/18/08     0.75%    1.15%    10.75     10.75        3,019           32,465       1.80%      3.60%       0.41%

MFS VIT CORE EQUITY SERVICE CLASS
           2012                   1.30%    2.65%    11.37     16.30      153,734        2,143,823      12.92%     14.45%       0.47%
           2011                   1.30%    2.65%    10.06     14.36      182,259        2,225,017      -3.86%     -2.55%       0.66%
           2010                   1.30%    2.65%    10.44     14.91      214,952        2,729,647      13.81%     15.35%       0.92%
           2009                   1.30%    2.65%     9.16     13.07      268,829        2,974,261      28.78%     30.53%       1.41%
           2008                   1.30%    2.65%     7.10     10.39      353,475        3,042,352     -40.91%    -40.11%       0.42%

MFS VIT GROWTH INITIAL CLASS
           2012                   1.40%    2.35%    14.10     20.09      194,320        2,756,529      14.66%     15.76%       0.00%
           2011                   1.40%    2.35%    12.18     17.49      217,368        2,664,912      -2.64%     -1.71%       0.19%
           2010                   1.40%    2.35%    12.39     17.93      252,322        3,148,241      12.66%     13.73%       0.12%
           2009                   1.40%    2.35%    10.90     15.88      298,447        3,274,416      34.48%     35.76%       0.32%
           2008                   1.40%    2.35%     8.03     11.79      378,142        3,066,522     -38.87%    -38.29%       0.24%

MFS VIT GROWTH SERVICE CLASS
           2012                   0.65%    3.15%     6.88     20.19    2,031,830       24,495,882      13.45%     16.32%       0.00%
           2011                   0.65%    3.15%     5.99     17.57    1,819,693       18,605,962      -3.31%     -1.20%       0.02%
           2010                   0.65%    2.80%     6.13     17.99    1,377,501       14,515,038      11.85%     14.16%       0.00%
           2009                   0.75%    2.80%     5.43     15.94    1,133,560       10,054,060      33.74%     35.76%       0.03%
           2008                   1.15%    2.65%     4.02     11.82      934,809        6,038,525     -39.18%    -38.35%       0.00%

MFS VIT TOTAL RETURN INITIAL CLASS
           2012                   1.40%    2.35%    14.53     16.82      641,850       10,712,722       8.67%      9.71%       2.73%
           2011                   1.40%    2.35%    13.27     15.34      771,762       11,755,872      -0.59%      0.36%       2.54%
           2010                   1.40%    2.35%    13.25     15.28      930,794       14,141,260       7.38%      8.40%       2.78%
           2009                   1.40%    2.35%    12.25     14.10    1,122,524       15,719,007      15.29%     16.39%       3.99%
           2008                   1.40%    2.35%    10.55     12.11    1,434,962       17,288,570     -23.95%    -23.22%       3.27%

                               MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                  MINIMUM    MAXIMUM   INVESTMENT
                 COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                        TOTAL      TOTAL      INCOME
SUBACCOUNT YEAR    DATE(1)     RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS     RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT TOTAL RETURN SERVICE CLASS
           2012                   0.65%    3.00% $  10.78  $  15.45   21,159,447  $   278,375,650       7.66%     10.22%       2.49%
           2011                   0.65%    3.00%     9.88     14.13   23,744,780      287,424,116      -1.27%      0.93%       2.35%
           2010                   0.65%    2.85%     9.89     14.10   26,324,559      320,891,076       6.55%      8.92%       2.53%
           2009                   0.65%    2.85%     9.17     13.04   25,879,249      296,846,148      14.42%     16.96%       3.36%
           2008                   0.65%    2.85%     8.32     11.24   25,474,232      256,544,245     -24.51%    -23.17%       2.88%

MFS VIT UTILITIES INITIAL CLASS
           2012                   1.40%    2.35%    24.14     36.46      368,766       10,154,800      10.85%     11.91%       6.65%
           2011                   1.40%    2.35%    21.61     32.82      438,395       10,788,087       4.30%      5.30%       3.17%
           2010                   1.40%    2.35%    20.57     31.41      528,719       12,359,268      11.17%     12.23%       3.15%
           2009                   1.40%    2.35%    18.36     28.19      886,526       18,430,756      30.12%     31.37%       5.42%
           2008                   1.40%    2.35%    14.01     21.62      995,022       15,767,161     -39.12%    -38.54%       1.59%

MFS VIT UTILITIES SERVICE CLASS
           2012                   0.65%    3.20%    11.58     36.65    9,710,700      202,449,105       9.65%     12.48%       6.46%
           2011                   0.65%    3.20%    12.18     32.38    9,912,951      187,068,650       3.51%      5.82%       3.04%
           2010                   0.65%    2.85%    11.62     31.03    9,659,921      176,418,368      10.32%     12.77%       3.03%
           2009                   0.65%    2.85%    10.41     27.90   10,128,784      167,168,663      29.14%     32.01%       5.05%
           2008                   0.65%    2.85%     8.88     21.44   12,430,632      159,125,862     -39.56%    -38.49%       1.28%

MORGAN STANLEY UIF CAPITAL GROWTH CLASS II
           2012                   0.65%    2.20%    12.90     22.56       80,314        1,585,107      11.96%     13.31%       0.00%
           2011                   0.65%    1.85%    19.30     19.91       83,417        1,463,259      -4.63%     -3.67%       0.00%
           2010                   0.65%    1.65%    20.24     20.67       61,149        1,257,711      20.61%     21.82%       0.00%
           2009                   0.65%    1.65%    16.95     16.95       41,902          709,340      63.92%     63.92%       0.00%
           2008      12/22/08     0.75%    0.75%    10.34     10.34          845            8,735       2.74%      2.74%       0.00%

NB AMT MID CAP GROWTH I CLASS
           2012                   1.15%    2.90%    13.79     21.86    1,992,717       36,876,586       9.31%     11.13%       0.00%
           2011                   1.15%    2.80%    12.41     19.70    2,549,870       42,704,716      -2.30%     -0.68%       0.00%
           2010                   1.15%    2.80%    12.49     19.87    3,131,370       53,220,622      25.54%     27.62%       0.00%
           2009                   1.15%    2.80%     9.79     15.59    3,722,577       49,806,670      27.96%     30.09%       0.00%
           2008                   1.15%    2.80%     7.52     12.00    4,977,879       51,364,563     -44.94%    -44.02%       0.00%

NB AMT MID CAP INTRINSIC VALUE I CLASS
           2012                   1.15%    2.90%    10.97     20.08    1,996,543       36,696,208      12.28%     14.21%       0.59%
           2011                   1.15%    2.85%     9.71     17.71    2,478,404       40,147,591      -9.12%     -7.57%       0.60%
           2010                   1.15%    2.85%    10.63     19.29    3,131,986       55,143,709      22.64%     24.74%       0.68%
           2009                   1.15%    2.85%     8.61     15.57    3,960,978       56,317,829      42.44%     44.88%       1.67%
           2008                   1.15%    2.85%     6.01     10.69    5,282,840       52,195,507     -47.35%    -46.44%       1.13%

OPPENHEIMER GLOBAL SECURITIES SERVICE CLASS
           2012                   0.65%    2.10%    11.00     19.32      451,145        7,598,199      18.44%     20.17%       1.93%
           2011                   0.65%    2.20%    10.60     16.08      489,083        6,783,278     -10.52%     -9.12%       0.80%
           2010                   0.65%    2.20%    17.26     17.69      218,942        3,814,587      13.64%     14.95%       0.82%
           2009                   0.65%    1.80%    15.22     15.22       82,118        1,260,958      37.09%     37.09%       0.17%
           2008      12/26/08     1.65%    1.65%    11.10     11.10          916           10,166       3.71%      3.71%       0.00%

PIMCO VIT COMMODITYREALRETURN STRATEGY ADVISOR CLASS
           2012                   0.65%    2.80%    12.56     14.90      970,247       13,956,075       2.23%      4.44%       2.44%
           2011                   0.65%    2.80%    13.48     14.26    1,029,506       14,298,970     -10.10%     -8.14%      14.26%
           2010                   0.65%    2.80%    14.99     15.53      774,132       11,842,341      20.82%     23.44%      15.68%
           2009        7/1/09     0.65%    2.80%    12.41     12.58      331,446        4,144,190       3.62%     29.90%       6.63%

PUTNAM VT GLOBAL HEALTH CARE CLASS IB
           2012                   1.30%    2.65%    12.88     15.69      368,991        5,014,006      19.08%     20.69%       1.09%
           2011                   1.30%    2.65%    10.74     13.00      229,560        2,578,235      -3.77%     -2.45%       0.83%
           2010                   1.30%    2.65%    11.08     13.33      247,720        2,883,922      -0.21%      1.14%       1.96%
           2009                   1.30%    2.65%    11.03     13.18      286,303        3,309,551      22.71%     24.38%       0.00%
           2008                   1.30%    2.65%     8.92     10.59      537,709        5,006,622     -19.24%    -18.15%       0.00%

PUTNAM VT GROWTH & INCOME CLASS IB
           2012                   1.30%    2.35%     9.77     14.86      103,687        1,285,320      16.37%     17.60%       1.78%
           2011                   1.30%    2.35%    10.18     12.52      130,443        1,384,436      -6.86%     -5.87%       1.23%
           2010                   1.30%    2.35%    10.89     13.41      175,377        2,005,396      11.72%     12.90%       1.61%
           2009                   1.30%    2.35%     9.71     11.98      217,059        2,203,940      26.80%     28.14%       3.12%
           2008                   1.30%    2.35%     7.63      9.43      332,327        2,633,726     -40.12%    -39.49%       2.24%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received.

(2) These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3) As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2012:

                                                                         AGGREGATE           AGGREGATE
                                                                          COST OF             PROCEEDS
SUBACCOUNT                                                               PURCHASES           FROM SALES
-----------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                $        6,028,591  $        7,522,945
ABVPSF Growth and Income Class B                                             20,131,171          35,929,683
ABVPSF International Value Class B                                           18,365,869          26,810,586
ABVPSF Large Cap Growth Class B                                                 305,499           2,732,262
ABVPSF Small/Mid Cap Value Class B                                           18,434,323          24,751,139
American Century VP Inflation Protection Class II                            46,095,452          65,089,718
American Funds Blue Chip Income and Growth Class 1                              570,712              33,139
American Funds Bond Class 1                                                      99,808               1,122
American Funds Global Balanced Class 1                                           29,089                 625
American Funds Global Bond Class 1                                              315,818              25,190
American Funds Global Discovery Class 1                                          29,443               3,617
American Funds Global Growth Class 1                                              7,526                  --
American Funds Global Growth Class 2                                         12,665,428          52,567,670
American Funds Global Small Capitalization Class 2                           41,353,338          50,931,136
American Funds Growth Class 1                                                   178,492               7,991
American Funds Growth Class 2                                                20,399,051         299,084,577
American Funds Growth-Income Class 1                                              7,537                  --
American Funds Growth-Income Class 2                                         88,866,908         254,173,759
American Funds High-Income Bond Class 1                                         176,906               2,700
American Funds International Class 1                                            157,927               4,080
American Funds International Class 2                                         71,963,648          93,620,913
American Funds Mortgage Class 1                                                 172,521              23,463
American Funds New World Class 1                                                 26,352                 813
American Funds U.S. Government/AAA-Rated Securities Class 1                      66,720               1,143
BlackRock Global Allocation V.I. Class I                                         67,419                  57
BlackRock Global Allocation V.I. Class III                                  215,620,312          75,113,060
Delaware VIP Diversified Income Standard Class                                   61,496                  10
Delaware VIP Diversified Income Service Class                               287,230,034          83,041,582
Delaware VIP Emerging Markets Service Class                                  47,207,581          46,111,207

                                                                         AGGREGATE           AGGREGATE
                                                                          COST OF             PROCEEDS
SUBACCOUNT                                                               PURCHASES           FROM SALES
-----------------------------------------------------------------------------------------------------------
Delaware VIP High Yield Standard Class                               $        5,368,052  $        1,348,832
Delaware VIP High Yield Service Class                                        43,668,792          55,755,830
Delaware VIP International Value Equity Standard Class                           26,402              60,675
Delaware VIP Limited-Term Diversified Income Standard Class                      78,057                 905
Delaware VIP Limited-Term Diversified Income Service Class                  237,516,396          53,400,836
Delaware VIP REIT Standard Class                                                197,270           1,168,953
Delaware VIP REIT Service Class                                              29,384,769          21,964,225
Delaware VIP Small Cap Value Standard Class                                     643,072           1,508,656
Delaware VIP Small Cap Value Service Class                                   60,853,895          75,480,065
Delaware VIP Smid Cap Growth Standard Class                                     735,792           1,926,819
Delaware VIP Smid Cap Growth Service Class                                   59,611,974          45,881,710
Delaware VIP U.S. Growth Service Class                                       73,461,604          65,960,092
Delaware VIP Value Standard Class                                               445,788           1,186,631
Delaware VIP Value Service Class                                             42,317,082          30,911,826
DWS Alternative Asset Allocation VIP Class A                                     40,618                 276
DWS Alternative Asset Allocation VIP Class B                                 13,839,393           4,944,782
DWS Equity 500 Index VIP Class A                                              1,461,362           3,761,279
DWS Equity 500 Index VIP Class B                                              3,407,178           8,236,894
DWS Small Cap Index VIP Class A                                                 181,116           1,220,086
DWS Small Cap Index VIP Class B                                               1,049,558           3,810,147
Fidelity VIP Contrafund Service Class 2                                      56,619,650         121,366,910
Fidelity VIP Equity-Income Initial Class                                        770,900             987,284
Fidelity VIP Equity-Income Service Class 2                                    3,852,692           8,798,482
Fidelity VIP Growth Initial Class                                               110,593             856,086
Fidelity VIP Growth Service Class 2                                          46,568,257          44,599,813
Fidelity VIP Mid Cap Service Class 2                                         91,012,463          59,867,760
Fidelity VIP Overseas Initial Class                                             115,701             533,593
Fidelity VIP Overseas Service Class 2                                         4,171,437          19,527,754
FTVIPT Franklin Income Securities Class 2                                    83,542,132          56,263,487
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                      17,324,121          24,272,733
FTVIPT Mutual Shares Securities Class 2                                      91,400,689          67,892,822
FTVIPT Templeton Global Bond Securities Class 2                              43,826,338          92,629,838
FTVIPT Templeton Growth Securities Class 2                                    3,680,766          13,212,484
Goldman Sachs VIT Large Cap Value Service Class                               6,802,817          25,524,271
Huntington VA Balanced                                                        1,875,437             196,279
Huntington VA Dividend Capture                                                  953,276             159,546
Invesco V.I. Capital Appreciation Series I                                        4,097           2,830,008
Invesco V.I. Capital Appreciation Series II                                      23,634           1,427,688
Invesco V.I. Core Equity Series I                                               209,429           1,910,615
Invesco V.I. Core Equity Series II                                               32,545             998,382
Invesco V.I. International Growth Series I                                       65,670             416,571
Invesco V.I. International Growth Series II                                     146,036             953,741
Invesco Van Kampen V.I. American Franchise Series I                           2,726,489             203,041
Invesco Van Kampen V.I. American Franchise Series II                          1,387,901             181,484
Janus Aspen Series Balanced Service Class                                     2,392,327           5,305,790
Janus Aspen Series Enterprise Service Class                                     315,314           2,094,990
Janus Aspen Series Worldwide Service Class                                      104,529             326,217
LVIP American Balanced Allocation Standard Class                                102,954                 798
LVIP American Global Growth Service Class II                                 15,178,162           3,919,550
LVIP American Global Small Capitalization Service Class II                   14,209,066           3,814,572
LVIP American Growth Allocation Standard Class                                  308,843               3,952
LVIP American Growth Service Class II                                        65,758,961          21,836,758
LVIP American Growth-Income Service Class II                                 51,260,956           8,432,527
LVIP American International Service Class II                                 35,112,954           6,562,636
LVIP Baron Growth Opportunities Service Class                                25,019,668          14,472,329
LVIP BlackRock Emerging Markets Index RPM Service Class                       6,454,565                  --
LVIP BlackRock Equity Dividend RPM Service Class                             34,168,044           6,233,117
LVIP BlackRock Inflation Protected Bond Standard Class                          351,711              19,681
LVIP BlackRock Inflation Protected Bond Service Class                       149,432,990          17,963,245
LVIP Capital Growth Service Class                                            62,606,591          29,233,730
LVIP Clarion Global Real Estate Service Class                                13,293,180          16,442,752

                                                                         AGGREGATE           AGGREGATE
                                                                          COST OF             PROCEEDS
SUBACCOUNT                                                               PURCHASES           FROM SALES
-----------------------------------------------------------------------------------------------------------
LVIP Columbia Small-Mid Cap Growth RPM Service Class                 $       13,607,295  $        9,599,263
LVIP Delaware Bond Standard Class                                             9,933,472          35,751,566
LVIP Delaware Bond Service Class                                            472,298,425         101,931,293
LVIP Delaware Diversified Floating Rate Standard Class                           45,195                 879
LVIP Delaware Diversified Floating Rate Service Class                        81,194,873          16,322,696
LVIP Delaware Foundation Aggressive Allocation Standard Class                   215,730           2,740,700
LVIP Delaware Foundation Aggressive Allocation Service Class                  3,365,960           7,596,274
LVIP Delaware Growth and Income Service Class                                 9,999,367          15,106,860
LVIP Delaware Social Awareness Standard Class                                   767,248           2,140,323
LVIP Delaware Social Awareness Service Class                                  5,999,401           8,065,472
LVIP Delaware Special Opportunities Service Class                            18,801,941          19,719,796
LVIP Dimensional Non-U.S. Equity Standard Class                                 689,354              44,481
LVIP Dimensional Non-U.S. Equity Service Class                               14,084,418           2,842,209
LVIP Dimensional U.S. Equity Standard Class                                     771,767              27,161
LVIP Dimensional U.S. Equity Service Class                                   24,043,147           4,844,633
LVIP Dimensional/Vanguard Total Bond Standard Class                           1,032,443             127,408
LVIP Dimensional/Vanguard Total Bond Service Class                           91,669,791          15,116,888
LVIP Global Income Service Class                                             97,477,981          31,084,999
LVIP JPMorgan High Yield Service Class                                       62,457,076          22,226,594
LVIP JPMorgan Mid Cap Value RPM Service Class                                12,236,444           5,384,059
LVIP MFS International Growth Service Class                                  12,240,896          14,294,867
LVIP MFS Value Service Class                                                100,071,656          65,554,251
LVIP Mid-Cap Value Service Class                                             12,777,383           9,549,152
LVIP Mondrian International Value Standard Class                                771,026           3,907,483
LVIP Mondrian International Value Service Class                              12,087,088          13,206,773
LVIP Money Market Standard Class                                             27,570,676          40,143,993
LVIP Money Market Service Class                                             168,971,800         203,296,557
LVIP Protected Profile 2010 Service Class                                     1,393,193           2,406,034
LVIP Protected Profile 2020 Service Class                                       928,058           2,670,809
LVIP Protected Profile 2030 Service Class                                     1,598,759           1,735,672
LVIP Protected Profile 2040 Service Class                                       388,731             781,418
LVIP Protected Profile Conservative Standard Class                               52,637               1,263
LVIP Protected Profile Conservative Service Class                           375,527,112          20,026,295
LVIP Protected Profile Growth Standard Class                                    199,957             208,205
LVIP Protected Profile Growth Service Class                               1,565,771,288           6,584,152
LVIP Protected Profile Moderate Service Class                             1,424,473,962          14,725,323
LVIP SSgA Bond Index Standard Class                                              75,479              48,934
LVIP SSgA Bond Index Service Class                                          120,965,202          88,750,838
LVIP SSgA Conservative Index Allocation Service Class                        28,851,400           7,418,428
LVIP SSgA Conservative Structured Allocation Service Class                   74,847,308          25,688,694
LVIP SSgA Developed International 150 Service Class                          15,904,678          19,170,781
LVIP SSgA Emerging Markets 100 Standard Class                                    96,933               7,794
LVIP SSgA Emerging Markets 100 Service Class                                 52,650,601          30,977,892
LVIP SSgA Global Tactical Allocation RPM Standard Class                          62,594                  51
LVIP SSgA Global Tactical Allocation RPM Service Class                      142,014,060          25,838,762
LVIP SSgA International Index Standard Class                                     31,996               1,766
LVIP SSgA International Index Service Class                                  17,036,041          30,804,050
LVIP SSgA Large Cap 100 Standard Class                                            3,750                  --
LVIP SSgA Large Cap 100 Service Class                                        14,148,193          46,203,734
LVIP SSgA Moderate Index Allocation Service Class                            67,230,767           9,823,864
LVIP SSgA Moderate Structured Allocation Service Class                      206,320,291          27,230,627
LVIP SSgA Moderately Aggressive Index Allocation Service Class               52,165,156           8,433,338
LVIP SSgA Moderately Aggressive Structured Allocation Service Class         122,458,190          19,658,597
LVIP SSgA S&P 500 Index Standard Class                                          754,459           1,319,022
LVIP SSgA S&P 500 Index Service Class                                       104,648,835          85,987,318
LVIP SSgA Small-Cap Index Standard Class                                         51,693               6,087
LVIP SSgA Small-Cap Index Service Class                                      25,233,156          26,789,388
LVIP SSgA Small-Mid Cap 200 Standard Class                                       24,317               2,686
LVIP SSgA Small-Mid Cap 200 Service Class                                    15,239,875          13,627,422
LVIP T. Rowe Price Growth Stock Service Class                                56,893,918          16,241,032
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                     554,758             710,565

                                                                         AGGREGATE           AGGREGATE
                                                                          COST OF             PROCEEDS
SUBACCOUNT                                                               PURCHASES           FROM SALES
-----------------------------------------------------------------------------------------------------------
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class           $       38,139,250  $       26,014,305
LVIP Templeton Growth RPM Service Class                                      30,780,146          19,344,276
LVIP UBS Large Cap Growth RPM Standard Class                                    464,120             680,023
LVIP UBS Large Cap Growth RPM Service Class                                  12,962,311           9,720,095
LVIP Vanguard Domestic Equity ETF Standard Class                                116,024               6,231
LVIP Vanguard Domestic Equity ETF Service Class                              30,897,601           3,975,340
LVIP Vanguard International Equity ETF Standard Class                            60,054               5,238
LVIP Vanguard International Equity ETF Service Class                         17,241,796           2,185,968
Lord Abbett Fundamental Equity Class VC                                       1,543,212           2,282,559
MFS VIT Core Equity Service Class                                               131,677             527,855
MFS VIT Growth Initial Class                                                     14,145             369,116
MFS VIT Growth Service Class                                                 12,991,881          10,532,103
MFS VIT Total Return Initial Class                                              359,312           2,377,655
MFS VIT Total Return Service Class                                           11,587,948          43,170,278
MFS VIT Utilities Initial Class                                                 902,865           2,196,390
MFS VIT Utilities Service Class                                              35,396,894          31,595,043
Morgan Stanley UIF Capital Growth Class II                                      205,144             218,249
NB AMT Mid Cap Growth I Class                                                 1,925,114          12,823,179
NB AMT Mid Cap Intrinsic Value I Class                                       10,847,116           9,994,063
Oppenheimer Global Securities Service Class                                     998,152           1,444,988
PIMCO VIT CommodityRealReturn Strategy Advisor Class                          8,341,830           8,435,551
Putnam VT Global Health Care Class IB                                         3,730,700           1,608,312
Putnam VT Growth & Income Class IB                                               77,055             393,332

5. INVESTMENTS

The following is a summary of investments owned at December 31, 2012:

                                                                                       NET          FAIR
                                                                         SHARES       ASSET       VALUE OF          COST OF
SUBACCOUNT                                                               OWNED        VALUE        SHARES            SHARES
--------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                     1,467,541  $ 16.42  $     24,097,031  $     24,080,415
ABVPSF Growth and Income Class B                                          7,299,907    20.66       150,816,079       139,732,004
ABVPSF International Value Class B                                       15,447,435    12.84       198,345,058       224,543,662
ABVPSF Large Cap Growth Class B                                             289,371    30.38         8,791,081         7,137,345
ABVPSF Small/Mid Cap Value Class B                                        8,154,099    17.58       143,349,057       122,896,321
American Century VP Inflation Protection Class II                        39,323,826    12.03       473,065,631       430,320,271
American Funds Blue Chip Income and Growth Class 1                           54,331    10.05           546,027           537,953
American Funds Bond Class 1                                                   8,665    11.29            97,830            98,692
American Funds Global Balanced Class 1                                        2,872    10.34            29,700            28,498
American Funds Global Bond Class 1                                           23,473    12.32           289,192           290,685
American Funds Global Discovery Class 1                                       1,969    13.61            26,801            25,877
American Funds Global Growth Class 1                                            321    23.58             7,558             7,526
American Funds Global Growth Class 2                                     12,569,569    23.44       294,630,698       254,707,970
American Funds Global Small Capitalization Class 2                       20,807,815    19.86       413,243,196       387,565,832
American Funds Growth Class 1                                                 2,983    60.90           181,651           170,690
American Funds Growth Class 2                                            26,105,102    60.45     1,578,053,415     1,322,867,008
American Funds Growth-Income Class 1                                            196    38.48             7,525             7,537
American Funds Growth-Income Class 2                                     49,418,517    38.24     1,889,764,104     1,656,892,288
American Funds High-Income Bond Class 1                                      15,267    11.16           170,383           174,256
American Funds International Class 1                                          9,348    17.68           165,272           153,956
American Funds International Class 2                                     39,824,693    17.62       701,711,083       681,268,025
American Funds Mortgage Class 1                                              14,081    10.47           147,427           149,077
American Funds New World Class 1                                              1,194    22.93            27,384            25,610
American Funds U.S. Government/AAA-Rated Securities Class 1                   5,094    12.75            64,943            65,574
BlackRock Global Allocation V.I. Class I                                      4,175    16.10            67,224            67,363
BlackRock Global Allocation V.I. Class III                               88,244,590    14.34     1,265,427,417     1,232,822,066
Delaware VIP Diversified Income Standard Class                                5,560    11.07            61,551            61,486
Delaware VIP Diversified Income Service Class                           127,433,094    11.00     1,401,764,033     1,346,972,748
Delaware VIP Emerging Markets Service Class                              17,768,347    19.78       351,457,907       337,613,746

                                                                                       NET          FAIR
                                                                         SHARES       ASSET       VALUE OF          COST OF
SUBACCOUNT                                                               OWNED        VALUE        SHARES            SHARES
--------------------------------------------------------------------------------------------------------------------------------
Delaware VIP High Yield Standard Class                                    1,657,583  $  6.11  $     10,127,829  $      9,207,832
Delaware VIP High Yield Service Class                                    40,911,145     6.09       249,148,875       225,116,888
Delaware VIP International Value Equity Standard Class                       21,260    10.09           214,511           289,907
Delaware VIP Limited-Term Diversified Income Standard Class                   7,608    10.12            76,988            77,152
Delaware VIP Limited-Term Diversified Income Service Class              109,202,261    10.05     1,097,482,722     1,089,954,621
Delaware VIP REIT Standard Class                                            361,216    12.06         4,356,263         4,402,831
Delaware VIP REIT Service Class                                          12,555,166    12.04       151,164,201       146,711,092
Delaware VIP Small Cap Value Standard Class                                 214,565    33.14         7,110,682         5,242,143
Delaware VIP Small Cap Value Service Class                                9,859,617    33.04       325,761,733       285,609,412
Delaware VIP Smid Cap Growth Standard Class                                 320,082    24.37         7,800,403         6,495,477
Delaware VIP Smid Cap Growth Service Class                                5,575,669    23.67       131,976,097       125,197,808
Delaware VIP U.S. Growth Service Class                                   27,520,251    10.03       276,028,116       225,865,663
Delaware VIP Value Standard Class                                           288,539    19.88         5,736,154         4,901,686
Delaware VIP Value Service Class                                          9,264,249    19.84       183,802,708       163,200,276
DWS Alternative Asset Allocation VIP Class A                                  2,963    13.90            41,181            40,355
DWS Alternative Asset Allocation VIP Class B                              3,522,223    13.88        48,888,451        47,372,755
DWS Equity 500 Index VIP Class A                                          1,238,505    15.01        18,589,966        14,990,501
DWS Equity 500 Index VIP Class B                                          1,629,595    15.00        24,443,923        20,741,925
DWS Small Cap Index VIP Class A                                             344,701    13.56         4,674,152         4,105,267
DWS Small Cap Index VIP Class B                                             823,621    13.55        11,160,063        10,236,185
Fidelity VIP Contrafund Service Class 2                                  37,778,036    26.00       982,228,946       900,856,949
Fidelity VIP Equity-Income Initial Class                                    302,756    19.94         6,036,950         6,707,035
Fidelity VIP Equity-Income Service Class 2                                1,685,822    19.62        33,075,829        36,207,969
Fidelity VIP Growth Initial Class                                           111,642    42.05         4,694,567         4,727,425
Fidelity VIP Growth Service Class 2                                       3,079,012    41.64       128,210,058       116,969,306
Fidelity VIP Mid Cap Service Class 2                                     15,990,037    29.98       479,381,304       470,898,747
Fidelity VIP Overseas Initial Class                                          95,939    16.09         1,543,663         1,659,782
Fidelity VIP Overseas Service Class 2                                     4,401,419    15.95        70,202,636        72,641,106
FTVIPT Franklin Income Securities Class 2                                38,997,201    15.07       587,687,824       573,562,486
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                   4,540,356    21.04        95,529,081        88,412,212
FTVIPT Mutual Shares Securities Class 2                                  41,520,808    17.22       714,988,308       649,527,633
FTVIPT Templeton Global Bond Securities Class 2                          29,187,507    19.47       568,280,762       504,894,021
FTVIPT Templeton Growth Securities Class 2                                3,909,037    11.97        46,791,170        48,619,021
Goldman Sachs VIT Large Cap Value Service Class                          14,924,672    10.75       160,440,227       144,474,251
Huntington VA Balanced                                                      189,933    14.35         2,725,542         2,635,663
Huntington VA Dividend Capture                                              106,066    10.78         1,143,395         1,117,851
Invesco V.I. Core Equity Series I                                           274,534    30.14         8,274,466         6,878,120
Invesco V.I. Core Equity Series II                                           77,706    29.86         2,320,295         1,927,895
Invesco V.I. International Growth Series I                                   93,832    30.03         2,817,771         1,823,388
Invesco V.I. International Growth Series II                                  70,241    29.68         2,084,746         1,545,674
Invesco Van Kampen V.I. American Franchise Series I                          67,500    36.28         2,448,900         2,511,389
Invesco Van Kampen V.I. American Franchise Series II                         32,657    35.55         1,160,965         1,191,934
Janus Aspen Series Balanced Service Class                                   621,067    28.42        17,650,724        16,157,235
Janus Aspen Series Enterprise Service Class                                 134,086    43.18         5,789,841         3,883,248
Janus Aspen Series Worldwide Service Class                                   33,228    30.32         1,007,475           889,816
LVIP American Balanced Allocation Standard Class                              9,529    11.42           108,785           102,202
LVIP American Global Growth Service Class II                              3,823,507    13.67        52,274,990        47,287,361
LVIP American Global Small Capitalization Service Class II                4,248,712    12.01        51,027,031        49,825,028
LVIP American Growth Allocation Standard Class                               27,218    11.53           313,720           304,894
LVIP American Growth Service Class II                                    14,492,159    14.05       203,585,852       185,416,415
LVIP American Growth-Income Service Class II                             11,665,427    13.86       161,729,483       145,897,588
LVIP American International Service Class II                              9,304,359    12.14       112,908,394       107,788,410
LVIP Baron Growth Opportunities Service Class                             3,476,536    35.08       121,970,807       101,255,459
LVIP BlackRock Emerging Markets Index RPM Service Class                     616,499    10.90         6,716,755         6,454,377
LVIP BlackRock Equity Dividend RPM Service Class                          4,331,357    14.96        64,801,429        60,972,657
LVIP BlackRock Inflation Protected Bond Standard Class                       29,147    11.48           334,609           332,699
LVIP BlackRock Inflation Protected Bond Service Class                    32,365,563    11.45       370,585,694       357,011,499
LVIP Capital Growth Service Class                                         9,852,393    27.55       271,443,280       231,445,655
LVIP Clarion Global Real Estate Service Class                            11,391,869     8.43        95,976,497        79,514,808
LVIP Columbia Small-Mid Cap Growth RPM Service Class                      3,683,259    10.94        40,305,904        39,581,124
LVIP Delaware Bond Standard Class                                        10,720,293    14.21       152,356,797       142,056,903

                                                                                       NET          FAIR
                                                                         SHARES       ASSET       VALUE OF          COST OF
SUBACCOUNT                                                               OWNED        VALUE        SHARES            SHARES
--------------------------------------------------------------------------------------------------------------------------------
LVIP Delaware Bond Service Class                                        163,828,322  $ 14.21  $  2,328,164,277  $  2,242,162,430
LVIP Delaware Diversified Floating Rate Standard Class                        4,367    10.14            44,259            44,320
LVIP Delaware Diversified Floating Rate Service Class                    19,497,186    10.14       197,603,984       197,023,933
LVIP Delaware Foundation Aggressive Allocation Standard Class               678,774    13.19         8,955,746         8,939,126
LVIP Delaware Foundation Aggressive Allocation Service Class              1,617,342    13.19        21,331,126        20,609,303
LVIP Delaware Growth and Income Service Class                             1,093,270    32.99        36,071,355        31,839,006
LVIP Delaware Social Awareness Standard Class                               277,497    32.54         9,028,372         7,664,991
LVIP Delaware Social Awareness Service Class                              1,388,693    32.48        45,097,805        40,653,212
LVIP Delaware Special Opportunities Service Class                         1,114,798    34.07        37,980,041        38,952,754
LVIP Dimensional Non-U.S. Equity Standard Class                              90,754     9.20           835,121           742,331
LVIP Dimensional Non-U.S. Equity Service Class                            3,081,682     9.20        28,357,636        26,129,669
LVIP Dimensional U.S. Equity Standard Class                                  84,587    10.72           906,353           829,666
LVIP Dimensional U.S. Equity Service Class                                4,528,622    10.71        48,519,654        43,311,571
LVIP Dimensional/Vanguard Total Bond Standard Class                          93,465    10.69           998,957           998,795
LVIP Dimensional/Vanguard Total Bond Service Class                       11,897,638    10.69       127,173,851       125,955,003
LVIP Global Income Service Class                                         40,819,205    11.82       482,401,363       471,466,432
LVIP JPMorgan High Yield Service Class                                   11,118,663    11.12       123,661,765       118,711,333
LVIP JPMorgan Mid Cap Value RPM Service Class                             2,906,590    11.70        34,018,727        30,471,103
LVIP MFS International Growth Service Class                              10,293,007    12.95       133,315,023       120,441,244
LVIP MFS Value Service Class                                             26,069,876    25.80       672,707,078       566,048,246
LVIP Mid-Cap Value Service Class                                          3,667,123    15.86        58,164,243        48,483,714
LVIP Mondrian International Value Standard Class                            984,430    15.24        15,005,666        15,840,087
LVIP Mondrian International Value Service Class                           7,125,326    15.24       108,561,473       114,093,559
LVIP Money Market Standard Class                                          4,844,270    10.00        48,442,704        48,442,703
LVIP Money Market Service Class                                          32,409,865    10.00       324,098,655       324,098,654
LVIP Protected Profile 2010 Service Class                                   653,492    11.26         7,355,712         6,279,721
LVIP Protected Profile 2020 Service Class                                 1,481,547    10.79        15,982,934        13,403,012
LVIP Protected Profile 2030 Service Class                                   991,206    10.63        10,534,533         8,876,435
LVIP Protected Profile 2040 Service Class                                   558,206     9.99         5,578,154         4,562,845
LVIP Protected Profile Conservative Standard Class                            3,981    12.85            51,160            51,372
LVIP Protected Profile Conservative Service Class                        61,829,964    12.85       794,453,208       752,638,062
LVIP Protected Profile Growth Service Class                             198,563,073    11.91     2,363,893,383     2,304,572,083
LVIP Protected Profile Moderate Service Class                           212,538,500    12.56     2,669,908,640     2,550,287,109
LVIP SSgA Bond Index Standard Class                                           2,267    11.57            26,230            26,666
LVIP SSgA Bond Index Service Class                                       86,186,202    11.57       997,519,103       941,410,778
LVIP SSgA Conservative Index Allocation Service Class                     4,886,174    11.40        55,721,925        53,685,725
LVIP SSgA Conservative Structured Allocation Service Class               17,841,931    11.14       198,723,422       192,761,798
LVIP SSgA Developed International 150 Service Class                      17,518,512     8.10       141,917,463       129,786,148
LVIP SSgA Emerging Markets 100 Standard Class                                 9,982    10.45           104,283           103,783
LVIP SSgA Emerging Markets 100 Service Class                             16,946,111    10.45       177,052,972       181,299,537
LVIP SSgA Global Tactical Allocation RPM Standard Class                       5,762    10.95            63,098            62,543
LVIP SSgA Global Tactical Allocation RPM Service Class                   33,438,062    10.95       366,213,652       355,208,665
LVIP SSgA International Index Standard Class                                  4,245     7.94            33,711            30,375
LVIP SSgA International Index Service Class                              26,252,199     7.94       208,547,472       184,603,866
LVIP SSgA Large Cap 100 Standard Class                                          328    11.49             3,764             3,750
LVIP SSgA Large Cap 100 Service Class                                    24,283,822    11.49       279,069,687       215,321,432
LVIP SSgA Moderate Index Allocation Service Class                        11,637,734    11.64       135,439,949       128,385,603
LVIP SSgA Moderate Structured Allocation Service Class                   47,491,424    11.27       535,418,318       516,368,665
LVIP SSgA Moderately Aggressive Index Allocation Service Class           10,994,943    11.64       127,981,140       120,986,984
LVIP SSgA Moderately Aggressive Structured Allocation Service Class      31,341,777    11.40       357,421,629       346,739,922
LVIP SSgA S&P 500 Index Standard Class                                      159,981    10.19         1,630,363         1,348,318
LVIP SSgA S&P 500 Index Service Class                                    49,235,742    10.20       502,007,628       404,341,079
LVIP SSgA Small-Cap Index Standard Class                                      3,158    19.60            61,889            57,747
LVIP SSgA Small-Cap Index Service Class                                   7,320,518    19.60       143,496,787       114,509,747
LVIP SSgA Small-Mid Cap 200 Standard Class                                    1,706    12.63            21,541            21,611
LVIP SSgA Small-Mid Cap 200 Service Class                                 7,404,729    12.63        93,506,914        80,396,234
LVIP T. Rowe Price Growth Stock Service Class                             7,020,574    20.44       143,500,526       125,025,561
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                 146,553    15.69         2,299,125         1,786,791
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                5,240,345    15.32        80,276,851        70,484,239
LVIP Templeton Growth RPM Service Class                                   5,356,100    28.74       153,945,018       138,738,443
LVIP UBS Large Cap Growth RPM Standard Class                                 94,603    23.55         2,227,894         1,822,404

                                                                                       NET          FAIR
                                                                         SHARES       ASSET       VALUE OF          COST OF
SUBACCOUNT                                                               OWNED        VALUE        SHARES            SHARES
--------------------------------------------------------------------------------------------------------------------------------
LVIP UBS Large Cap Growth RPM Service Class                               2,557,413  $ 23.32  $     59,633,757  $     51,166,580
LVIP Vanguard Domestic Equity ETF Standard Class                             10,789    10.39           112,138           109,957
LVIP Vanguard Domestic Equity ETF Service Class                           4,294,729    10.40        44,643,707        41,757,262
LVIP Vanguard International Equity ETF Standard Class                         6,323     9.14            57,786            54,905
LVIP Vanguard International Equity ETF Service Class                      2,861,989     9.14        26,149,995        24,536,583
Lord Abbett Fundamental Equity Class VC                                     847,243    17.61        14,919,950        13,385,520
MFS VIT Core Equity Service Class                                           121,676    17.63         2,145,151         1,559,378
MFS VIT Growth Initial Class                                                 95,638    28.83         2,757,246         2,564,357
MFS VIT Growth Service Class                                                866,284    28.25        24,472,535        20,881,622
MFS VIT Total Return Initial Class                                          534,368    20.05        10,714,070         9,903,235
MFS VIT Total Return Service Class                                       14,071,096    19.80       278,607,701       260,413,307
MFS VIT Utilities Initial Class                                             367,602    27.63        10,156,846         8,244,805
MFS VIT Utilities Service Class                                           7,422,749    27.29       202,566,812       185,369,273
Morgan Stanley UIF Capital Growth Class II                                   73,731    21.50         1,585,217         1,302,218
NB AMT Mid Cap Growth I Class                                             1,191,807    30.97        36,910,261        24,726,333
NB AMT Mid Cap Intrinsic Value I Class                                    3,032,443    12.09        36,662,240        40,271,571
Oppenheimer Global Securities Service Class                                 235,856    32.25         7,606,346         6,590,681
PIMCO VIT CommodityRealReturn Strategy Advisor Class                      1,935,960     7.21        13,958,269        15,904,368
Putnam VT Global Health Care Class IB                                       388,133    12.92         5,014,682         4,758,332
Putnam VT Growth & Income Class IB                                           71,695    17.93         1,285,492         1,392,573

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the year ended December 31, 2012, is as follows:

                                                                        UNITS           UNITS         NET INCREASE
                                                                        ISSUED         REDEEMED        (DECREASE)
-------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                       635,412        (866,816)       (231,404)
ABVPSF Growth and Income Class B                                          1,564,978      (2,671,075)     (1,106,097)
ABVPSF International Value Class B                                        2,708,571      (3,947,234)     (1,238,663)
ABVPSF Large Cap Growth Class B                                              38,261        (318,331)       (280,070)
ABVPSF Small/Mid Cap Value Class B                                          797,699      (1,242,906)       (445,207)
American Century VP Inflation Protection Class II                         2,079,621      (4,524,181)     (2,444,560)
American Funds Blue Chip Income and Growth Class 1                           54,563          (2,838)         51,725
American Funds Bond Class 1                                                   9,211             (57)          9,154
American Funds Global Balanced Class 1                                        2,808             (55)          2,753
American Funds Global Bond Class 1                                           29,600          (2,336)         27,264
American Funds Global Discovery Class 1                                       2,904            (362)          2,542
American Funds Global Growth Class 1                                            477              --             477
American Funds Global Growth Class 2                                        817,405      (3,257,367)     (2,439,962)
American Funds Global Small Capitalization Class 2                        3,233,892      (2,780,332)        453,560
American Funds Growth Class 1                                                11,808            (452)         11,356
American Funds Growth Class 2                                               822,530     (18,557,057)    (17,734,527)
American Funds Growth-Income Class 1                                            480              --             480
American Funds Growth-Income Class 2                                      5,449,430     (17,043,986)    (11,594,556)
American Funds High-Income Bond Class 1                                      15,982            (197)         15,785
American Funds International Class 1                                         12,758            (246)         12,512
American Funds International Class 2                                      5,624,496      (5,387,259)        237,237
American Funds Mortgage Class 1                                              16,281          (2,173)         14,108
American Funds New World Class 1                                              2,817             (77)          2,740
American Funds U.S. Government/AAA-Rated Securities Class 1                   6,217             (84)          6,133
BlackRock Global Allocation V.I. Class I                                      5,032              --           5,032
BlackRock Global Allocation V.I. Class III                               16,837,972      (5,498,317)     11,339,655
Delaware VIP Diversified Income Standard Class                                4,298              --           4,298
Delaware VIP Diversified Income Service Class                            15,456,691      (4,933,861)     10,522,830
Delaware VIP Emerging Markets Service Class                               2,887,964      (2,549,639)        338,325
Delaware VIP High Yield Standard Class                                      296,421         (73,251)        223,170
Delaware VIP High Yield Service Class                                     1,274,222      (2,902,564)     (1,628,342)
Delaware VIP International Value Equity Standard Class                        1,322          (3,632)         (2,310)
Delaware VIP Limited-Term Diversified Income Standard Class                   6,943             (57)          6,886

                                                                        UNITS           UNITS         NET INCREASE
                                                                        ISSUED         REDEEMED        (DECREASE)
-------------------------------------------------------------------------------------------------------------------
Delaware VIP Limited-Term Diversified Income Service Class               20,447,252      (4,340,148)     16,107,104
Delaware VIP REIT Standard Class                                              4,222         (34,109)        (29,887)
Delaware VIP REIT Service Class                                           1,857,309      (1,219,055)        638,254
Delaware VIP Small Cap Value Standard Class                                   3,208         (50,193)        (46,985)
Delaware VIP Small Cap Value Service Class                                2,421,783      (4,316,434)     (1,894,651)
Delaware VIP Smid Cap Growth Standard Class                                  10,457         (72,179)        (61,722)
Delaware VIP Smid Cap Growth Service Class                                2,950,008      (2,668,137)        281,871
Delaware VIP U.S. Growth Service Class                                    5,912,546      (5,188,757)        723,789
Delaware VIP Value Standard Class                                            23,126         (78,818)        (55,692)
Delaware VIP Value Service Class                                          3,048,978      (2,132,304)        916,674
DWS Alternative Asset Allocation VIP Class A                                  3,150             (17)          3,133
DWS Alternative Asset Allocation VIP Class B                                997,400        (371,292)        626,108
DWS Equity 500 Index VIP Class A                                            107,627        (299,282)       (191,655)
DWS Equity 500 Index VIP Class B                                            244,421        (567,792)       (323,371)
DWS Small Cap Index VIP Class A                                               8,206         (60,984)        (52,778)
DWS Small Cap Index VIP Class B                                              66,468        (247,452)       (180,984)
Fidelity VIP Contrafund Service Class 2                                   3,665,701      (6,399,819)     (2,734,118)
Fidelity VIP Equity-Income Initial Class                                     20,050         (71,040)        (50,990)
Fidelity VIP Equity-Income Service Class 2                                   59,492        (607,576)       (548,084)
Fidelity VIP Growth Initial Class                                            10,047         (70,318)        (60,271)
Fidelity VIP Growth Service Class 2                                       3,848,101      (3,811,244)         36,857
Fidelity VIP Mid Cap Service Class 2                                      4,019,384      (3,913,249)        106,135
Fidelity VIP Overseas Initial Class                                           6,774         (42,562)        (35,788)
Fidelity VIP Overseas Service Class 2                                       253,094      (1,498,861)     (1,245,767)
FTVIPT Franklin Income Securities Class 2                                 4,120,611      (4,091,000)         29,611
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                     650,895      (1,632,982)       (982,087)
FTVIPT Mutual Shares Securities Class 2                                   7,666,854      (6,251,775)      1,415,079
FTVIPT Templeton Global Bond Securities Class 2                             516,334      (5,075,248)     (4,558,914)
FTVIPT Templeton Growth Securities Class 2                                  237,035        (981,200)       (744,165)
Goldman Sachs VIT Large Cap Value Service Class                             110,367      (1,858,516)     (1,748,149)
Huntington VA Balanced                                                      180,607         (16,516)        164,091
Huntington VA Dividend Capture                                               87,797         (14,342)         73,455
Invesco V.I. Capital Appreciation Series I                                      901        (431,402)       (430,501)
Invesco V.I. Capital Appreciation Series II                                   2,481        (140,252)       (137,771)
Invesco V.I. Core Equity Series I                                            14,158        (177,407)       (163,249)
Invesco V.I. Core Equity Series II                                            1,002         (69,392)        (68,390)
Invesco V.I. International Growth Series I                                    2,303         (26,613)        (24,310)
Invesco V.I. International Growth Series II                                   6,476         (46,685)        (40,209)
Invesco Van Kampen V.I. American Franchise Series I                         417,720         (28,932)        388,788
Invesco Van Kampen V.I. American Franchise Series II                        136,982         (17,874)        119,108
Janus Aspen Series Balanced Service Class                                    44,942        (301,753)       (256,811)
Janus Aspen Series Enterprise Service Class                                  16,721         (96,148)        (79,427)
Janus Aspen Series Worldwide Service Class                                    9,704         (29,114)        (19,410)
LVIP American Balanced Allocation Standard Class                             10,351             (50)         10,301
LVIP American Global Growth Service Class II                              1,256,813        (306,131)        950,682
LVIP American Global Small Capitalization Service Class II                1,299,693        (331,190)        968,503
LVIP American Growth Allocation Standard Class                               29,945            (235)         29,710
LVIP American Growth Service Class II                                     5,325,750      (1,637,321)      3,688,429
LVIP American Growth-Income Service Class II                              4,049,405        (597,587)      3,451,818
LVIP American International Service Class II                              3,055,237        (579,057)      2,476,180
LVIP Baron Growth Opportunities Service Class                             1,577,658      (1,108,138)        469,520
LVIP BlackRock Emerging Markets Index RPM Service Class                     666,865              --         666,865
LVIP BlackRock Equity Dividend RPM Service Class                          3,341,630        (583,160)      2,758,470
LVIP BlackRock Inflation Protected Bond Standard Class                       29,771          (1,563)         28,208
LVIP BlackRock Inflation Protected Bond Service Class                    12,888,248      (1,479,678)     11,408,570
LVIP Capital Growth Service Class                                         6,291,888      (2,826,349)      3,465,539
LVIP Clarion Global Real Estate Service Class                             1,891,972      (2,144,712)       (252,740)
LVIP Columbia Small-Mid Cap Growth RPM Service Class                      1,506,315        (992,372)        513,943
LVIP Delaware Bond Standard Class                                           209,595      (1,845,658)     (1,636,063)
LVIP Delaware Bond Service Class                                         32,715,903      (6,673,709)     26,042,194
LVIP Delaware Diversified Floating Rate Standard Class                        4,391             (75)          4,316
LVIP Delaware Diversified Floating Rate Service Class                     8,163,466      (1,581,575)      6,581,891

                                                                        UNITS           UNITS         NET INCREASE
                                                                        ISSUED         REDEEMED        (DECREASE)
-------------------------------------------------------------------------------------------------------------------
LVIP Delaware Foundation Aggressive Allocation Standard Class                 4,395        (169,181)       (164,786)
LVIP Delaware Foundation Aggressive Allocation Service Class                229,566        (529,966)       (300,400)
LVIP Delaware Growth and Income Service Class                               937,674      (1,345,216)       (407,542)
LVIP Delaware Social Awareness Standard Class                                 8,171        (131,078)       (122,907)
LVIP Delaware Social Awareness Service Class                                224,219        (542,152)       (317,933)
LVIP Delaware Special Opportunities Service Class                         1,515,316      (2,093,704)       (578,388)
LVIP Dimensional Non-U.S. Equity Standard Class                              77,947          (4,697)         73,250
LVIP Dimensional Non-U.S. Equity Service Class                            1,547,325        (302,075)      1,245,250
LVIP Dimensional U.S. Equity Standard Class                                  75,930          (2,342)         73,588
LVIP Dimensional U.S. Equity Service Class                                2,401,972        (455,050)      1,946,922
LVIP Dimensional/Vanguard Total Bond Standard Class                          95,891         (11,687)         84,204
LVIP Dimensional/Vanguard Total Bond Service Class                        8,749,985      (1,433,613)      7,316,372
LVIP Global Income Service Class                                          8,058,061      (2,411,010)      5,647,051
LVIP JPMorgan High Yield Service Class                                    5,071,211      (1,907,251)      3,163,960
LVIP JPMorgan Mid Cap Value RPM Service Class                             1,345,278        (555,570)        789,708
LVIP MFS International Growth Service Class                               1,570,406      (1,587,314)        (16,908)
LVIP MFS Value Service Class                                              9,320,607      (6,651,738)      2,668,869
LVIP Mid-Cap Value Service Class                                          1,503,422      (1,059,869)        443,553
LVIP Mondrian International Value Standard Class                             27,609        (212,995)       (185,386)
LVIP Mondrian International Value Service Class                             862,616        (897,596)        (34,980)
LVIP Money Market Standard Class                                          2,656,810      (3,743,358)     (1,086,548)
LVIP Money Market Service Class                                          17,532,050     (20,126,670)     (2,594,620)
LVIP Protected Profile 2010 Service Class                                   118,882        (211,428)        (92,546)
LVIP Protected Profile 2020 Service Class                                    71,118        (241,279)       (170,161)
LVIP Protected Profile 2030 Service Class                                   151,243        (160,094)         (8,851)
LVIP Protected Profile 2040 Service Class                                    36,876         (76,344)        (39,468)
LVIP Protected Profile Conservative Standard Class                            3,736             (73)          3,663
LVIP Protected Profile Conservative Service Class                        27,585,699      (1,436,407)     26,149,292
LVIP Protected Profile Growth Standard Class                                 14,877         (14,877)             --
LVIP Protected Profile Growth Service Class                             132,902,947        (484,381)    132,418,566
LVIP Protected Profile Moderate Service Class                           114,370,181      (1,038,841)    113,331,340
LVIP SSgA Bond Index Standard Class                                           6,345          (4,089)          2,256
LVIP SSgA Bond Index Service Class                                        9,327,482      (6,932,028)      2,395,454
LVIP SSgA Conservative Index Allocation Service Class                     2,566,839        (656,689)      1,910,150
LVIP SSgA Conservative Structured Allocation Service Class                6,463,222      (2,297,319)      4,165,903
LVIP SSgA Developed International 150 Service Class                       1,807,283      (2,190,429)       (383,146)
LVIP SSgA Emerging Markets 100 Standard Class                                 5,854            (485)          5,369
LVIP SSgA Emerging Markets 100 Service Class                              2,812,255      (2,474,360)        337,895
LVIP SSgA Global Tactical Allocation RPM Standard Class                       4,351              --           4,351
LVIP SSgA Global Tactical Allocation RPM Service Class                   12,300,563      (2,253,108)     10,047,455
LVIP SSgA International Index Standard Class                                  2,621            (136)          2,485
LVIP SSgA International Index Service Class                               2,066,671      (3,689,380)     (1,622,709)
LVIP SSgA Large Cap 100 Standard Class                                          210              --             210
LVIP SSgA Large Cap 100 Service Class                                     1,066,091      (3,701,939)     (2,635,848)
LVIP SSgA Moderate Index Allocation Service Class                         6,014,765        (847,500)      5,167,265
LVIP SSgA Moderate Structured Allocation Service Class                   17,835,874      (2,267,263)     15,568,611
LVIP SSgA Moderately Aggressive Index Allocation Service Class            4,629,496        (710,352)      3,919,144
LVIP SSgA Moderately Aggressive Structured Allocation Service Class      10,282,018      (1,634,439)      8,647,579
LVIP SSgA S&P 500 Index Standard Class                                       66,526        (117,067)        (50,541)
LVIP SSgA S&P 500 Index Service Class                                     9,910,317      (7,670,605)      2,239,712
LVIP SSgA Small-Cap Index Standard Class                                      3,325            (364)          2,961
LVIP SSgA Small-Cap Index Service Class                                   2,761,206      (2,779,540)        (18,334)
LVIP SSgA Small-Mid Cap 200 Standard Class                                    1,279            (150)          1,129
LVIP SSgA Small-Mid Cap 200 Service Class                                   488,419        (938,131)       (449,712)
LVIP T. Rowe Price Growth Stock Service Class                             5,825,422      (1,547,668)      4,277,754
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                  28,527         (39,315)        (10,788)
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                2,117,012      (1,437,002)        680,010
LVIP Templeton Growth RPM Service Class                                   3,673,763      (2,221,033)      1,452,730
LVIP UBS Large Cap Growth RPM Standard Class                                 35,323         (48,118)        (12,795)
LVIP UBS Large Cap Growth RPM Service Class                               1,058,699        (676,353)        382,346
LVIP Vanguard Domestic Equity ETF Standard Class                             11,002            (583)         10,419
LVIP Vanguard Domestic Equity ETF Service Class                           3,043,661        (371,229)      2,672,432

                                                                        UNITS           UNITS         NET INCREASE
                                                                        ISSUED         REDEEMED        (DECREASE)
-------------------------------------------------------------------------------------------------------------------
LVIP Vanguard International Equity ETF Standard Class                         6,374            (567)          5,807
LVIP Vanguard International Equity ETF Service Class                      1,845,290        (238,097)      1,607,193
Lord Abbett Fundamental Equity Class VC                                      99,666        (157,629)        (57,963)
MFS VIT Core Equity Service Class                                             8,840         (37,365)        (28,525)
MFS VIT Growth Initial Class                                                  1,173         (24,221)        (23,048)
MFS VIT Growth Service Class                                              1,132,648        (920,511)        212,137
MFS VIT Total Return Initial Class                                            3,626        (133,538)       (129,912)
MFS VIT Total Return Service Class                                          437,042      (3,022,375)     (2,585,333)
MFS VIT Utilities Initial Class                                               8,813         (78,442)        (69,629)
MFS VIT Utilities Service Class                                           1,218,837      (1,421,088)       (202,251)
Morgan Stanley UIF Capital Growth Class II                                    7,778         (10,881)         (3,103)
NB AMT Mid Cap Growth I Class                                               117,600        (674,753)       (557,153)
NB AMT Mid Cap Intrinsic Value I Class                                       68,532        (550,393)       (481,861)
Oppenheimer Global Securities Service Class                                  60,107         (98,045)        (37,938)
PIMCO VIT CommodityRealReturn Strategy Advisor Class                        522,420        (581,679)        (59,259)
Putnam VT Global Health Care Class IB                                       253,765        (114,334)        139,431
Putnam VT Growth & Income Class IB                                            4,662         (31,418)        (26,756)

The change in units outstanding for the year ended December 31, 2011, is as follows:

                                                                        UNITS            UNITS        NET INCREASE
                                                                        ISSUED          REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                       576,294        (595,593)        (19,299)
ABVPSF Growth and Income Class B                                            965,926      (2,343,890)     (1,377,964)
ABVPSF International Value Class B                                        7,494,389      (1,356,701)      6,137,688
ABVPSF Large Cap Growth Class B                                              35,354        (388,755)       (353,401)
ABVPSF Small/Mid Cap Value Class B                                        1,434,449      (1,406,009)         28,440
American Century VP Inflation Protection Class II                         3,523,658      (8,308,744)     (4,785,086)
American Funds Global Growth Class 2                                      1,624,131      (2,896,344)     (1,272,213)
American Funds Global Small Capitalization Class 2                        6,169,141      (1,399,240)      4,769,901
American Funds Growth Class 2                                             2,152,770     (19,154,297)    (17,001,527)
American Funds Growth-Income Class 2                                      8,159,739     (16,198,058)     (8,038,319)
American Funds International Class 2                                      4,134,627      (5,204,081)     (1,069,454)
BlackRock Global Allocation V.I. Class III                               40,203,082      (1,454,710)     38,748,372
Delaware VIP Diversified Income Service Class                            16,350,320      (5,256,857)     11,093,463
Delaware VIP Emerging Markets Service Class                               5,318,876      (1,050,013)      4,268,863
Delaware VIP High Yield Standard Class                                      339,517        (755,407)       (415,890)
Delaware VIP High Yield Service Class                                     1,839,761      (6,369,932)     (4,530,171)
Delaware VIP International Value Equity Standard Class                        1,096          (5,204)         (4,108)
Delaware VIP Limited-Term Diversified Income Service Class               26,641,963      (4,655,606)     21,986,357
Delaware VIP REIT Standard Class                                              9,069         (48,896)        (39,827)
Delaware VIP REIT Service Class                                           1,680,945        (995,347)        685,598
Delaware VIP Small Cap Value Standard Class                                   9,859         (78,140)        (68,281)
Delaware VIP Small Cap Value Service Class                                3,969,406      (1,681,148)      2,288,258
Delaware VIP Smid Cap Growth Standard Class                                  18,050         (85,429)        (67,379)
Delaware VIP Smid Cap Growth Service Class                                3,760,769      (2,184,023)      1,576,746
Delaware VIP U.S. Growth Service Class                                   10,617,058      (2,188,066)      8,428,992
Delaware VIP Value Standard Class                                            25,746         (99,132)        (73,386)
Delaware VIP Value Service Class                                          3,030,356      (1,413,361)      1,616,995
DWS Alternative Asset Allocation VIP Class B                              1,789,167        (108,555)      1,680,612
DWS Equity 500 Index VIP Class A                                             37,530        (641,930)       (604,400)
DWS Equity 500 Index VIP Class B                                            203,776      (1,002,828)       (799,052)
DWS Small Cap Index VIP Class A                                              11,101        (111,453)       (100,352)
DWS Small Cap Index VIP Class B                                             103,790        (315,714)       (211,924)
Fidelity VIP Contrafund Service Class 2                                   7,192,775      (5,141,865)      2,050,910
Fidelity VIP Equity-Income Initial Class                                      9,260         (97,818)        (88,558)
Fidelity VIP Equity-Income Service Class 2                                   25,373        (783,859)       (758,486)
Fidelity VIP Growth Initial Class                                            26,500        (104,696)        (78,196)
Fidelity VIP Growth Service Class 2                                       6,137,653      (2,354,759)      3,782,894
Fidelity VIP Mid Cap Service Class 2                                      7,983,933      (2,134,875)      5,849,058
Fidelity VIP Overseas Initial Class                                           7,973         (24,313)        (16,340)

                                                                        UNITS            UNITS        NET INCREASE
                                                                        ISSUED          REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Service Class 2                                     1,128,399        (894,787)        233,612
FTVIPT Franklin Income Securities Class 2                                 6,127,230      (3,733,535)      2,393,695
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                   1,002,716      (1,731,669)       (728,953)
FTVIPT Mutual Shares Securities Class 2                                  14,095,731      (2,027,343)     12,068,388
FTVIPT Templeton Global Bond Securities Class 2                           1,334,600      (5,918,295)     (4,583,695)
FTVIPT Templeton Growth Securities Class 2                                  277,694      (1,116,497)       (838,803)
Goldman Sachs VIT Large Cap Value Service Class                           6,763,786        (378,695)      6,385,091
Huntington VA Balanced                                                       99,590          (2,602)         96,988
Huntington VA Dividend Capture                                               39,845          (7,466)         32,379
Invesco V.I. Capital Appreciation Series I                                    1,972         (79,443)        (77,471)
Invesco V.I. Capital Appreciation Series II                                     586         (32,523)        (31,937)
Invesco V.I. Core Equity Series I                                             7,765        (168,763)       (160,998)
Invesco V.I. Core Equity Series II                                            4,028         (66,931)        (62,903)
Invesco V.I. International Growth Series I                                    7,983         (66,284)        (58,301)
Invesco V.I. International Growth Series II                                   6,641         (36,898)        (30,257)
Janus Aspen Series Balanced Service Class                                    29,154        (277,726)       (248,572)
Janus Aspen Series Enterprise Service Class                                  25,723        (104,087)        (78,364)
Janus Aspen Series Worldwide Service Class                                    5,436         (60,787)        (55,351)
LVIP American Global Growth Service Class II                              2,842,208         (57,792)      2,784,416
LVIP American Global Small Capitalization Service Class II                3,202,401         (72,933)      3,129,468
LVIP American Growth Service Class II                                    10,543,115        (122,880)     10,420,235
LVIP American Growth-Income Service Class II                              7,925,511         (41,768)      7,883,743
LVIP American International Service Class II                              6,657,887        (162,246)      6,495,641
LVIP Baron Growth Opportunities Service Class                             2,620,970      (1,776,216)        844,754
LVIP BlackRock Equity Dividend RPM Service Class                          1,018,519        (462,175)        556,344
LVIP BlackRock Inflation Protected Bond Service Class                    19,685,515        (449,335)     19,236,180
LVIP Capital Growth Service Class                                         7,712,841        (470,409)      7,242,432
LVIP Clarion Global Real Estate Service Class                             3,065,266        (842,486)      2,222,780
LVIP Columbia Small-Mid Cap Growth RPM Service Class                      2,199,384      (1,359,327)        840,057
LVIP Delaware Bond Standard Class                                           692,610      (3,012,247)     (2,319,637)
LVIP Delaware Bond Service Class                                         35,250,926      (7,418,102)     27,832,824
LVIP Delaware Diversified Floating Rate Service Class                    12,910,805        (973,873)     11,936,932
LVIP Delaware Foundation Aggressive Allocation Standard Class                 3,208        (154,183)       (150,975)
LVIP Delaware Foundation Aggressive Allocation Service Class                351,418        (759,122)       (407,704)
LVIP Delaware Growth and Income Service Class                               691,825        (609,245)         82,580
LVIP Delaware Social Awareness Standard Class                                11,051        (187,773)       (176,722)
LVIP Delaware Social Awareness Service Class                                246,039        (516,029)       (269,990)
LVIP Delaware Special Opportunities Service Class                         2,237,035        (715,716)      1,521,319
LVIP Dimensional Non-U.S. Equity Standard Class                              11,357              --          11,357
LVIP Dimensional Non-U.S. Equity Service Class                            1,741,911         (49,386)      1,692,525
LVIP Dimensional U.S. Equity Standard Class                                   8,907              --           8,907
LVIP Dimensional U.S. Equity Service Class                                2,693,048         (98,281)      2,594,767
LVIP Dimensional/Vanguard Total Bond Standard Class                           8,895              --           8,895
LVIP Dimensional/Vanguard Total Bond Service Class                        5,002,261        (145,719)      4,856,542
LVIP Global Income Service Class                                         15,009,303        (866,895)     14,142,408
LVIP JPMorgan High Yield Service Class                                    7,524,670        (899,913)      6,624,757
LVIP JPMorgan Mid Cap Value RPM Service Class                             1,458,229        (419,080)      1,039,149
LVIP MFS International Growth Service Class                               5,044,292      (1,910,078)      3,134,214
LVIP MFS Value Service Class                                             17,543,633      (1,599,657)     15,943,976
LVIP Mid-Cap Value Service Class                                          2,095,335      (1,063,622)      1,031,713
LVIP Mondrian International Value Standard Class                             30,179        (248,817)       (218,638)
LVIP Mondrian International Value Service Class                           1,079,170      (1,017,856)         61,314
LVIP Money Market Standard Class                                          3,728,027      (4,144,486)       (416,459)
LVIP Money Market Service Class                                          32,619,229     (30,584,198)      2,035,031
LVIP Protected Profile 2010 Service Class                                   175,468        (241,963)        (66,495)
LVIP Protected Profile 2020 Service Class                                   128,038        (248,947)       (120,909)
LVIP Protected Profile 2030 Service Class                                   197,564        (233,523)        (35,959)
LVIP Protected Profile 2040 Service Class                                   198,314        (245,357)        (47,043)
LVIP Protected Profile Conservative Service Class                         6,355,116      (3,667,885)      2,687,231
LVIP Protected Profile Growth Service Class                              11,907,703      (3,388,938)      8,518,765
LVIP Protected Profile Moderate Service Class                            13,865,328      (5,226,765)      8,638,563
LVIP SSgA Bond Index Service Class                                        9,089,305     (13,033,641)     (3,944,336)

                                                                        UNITS            UNITS        NET INCREASE
                                                                        ISSUED          REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------------------------------
LVIP SSgA Conservative Index Allocation Service Class                     2,913,649        (148,832)      2,764,817
LVIP SSgA Conservative Structured Allocation Service Class               13,245,869        (532,981)     12,712,888
LVIP SSgA Developed International 150 Service Class                       2,548,962      (1,192,444)      1,356,518
LVIP SSgA Emerging Markets 100 Standard Class                                   944              --             944
LVIP SSgA Emerging Markets 100 Service Class                              3,034,839      (1,718,713)      1,316,126
LVIP SSgA Global Tactical Allocation RPM Service Class                   18,568,666      (2,580,478)     15,988,188
LVIP SSgA International Index Service Class                               4,625,583      (1,712,895)      2,912,688
LVIP SSgA Large Cap 100 Service Class                                     3,138,624      (3,889,893)       (751,269)
LVIP SSgA Moderate Index Allocation Service Class                         6,516,491        (194,250)      6,322,241
LVIP SSgA Moderate Structured Allocation Service Class                   29,517,608        (110,247)     29,407,361
LVIP SSgA Moderately Aggressive Index Allocation Service Class            6,860,387        (102,189)      6,758,198
LVIP SSgA Moderately Aggressive Structured Allocation Service Class      22,504,698      (1,268,749)     21,235,949
LVIP SSgA S&P 500 Index Standard Class                                       61,051         (73,131)        (12,080)
LVIP SSgA S&P 500 Index Service Class                                     6,139,417      (5,853,959)        285,458
LVIP SSgA Small-Cap Index Standard Class                                        798              --             798
LVIP SSgA Small-Cap Index Service Class                                   3,023,303      (1,702,717)      1,320,586
LVIP SSgA Small-Mid Cap 200 Service Class                                 1,039,053      (1,142,676)       (103,623)
LVIP T. Rowe Price Growth Stock Service Class                             3,863,019      (1,929,221)      1,933,798
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                  26,250         (59,006)        (32,756)
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                1,442,356        (383,564)      1,058,792
LVIP Templeton Growth RPM Service Class                                   3,763,019      (1,000,874)      2,762,145
LVIP UBS Large Cap Growth RPM Standard Class                                  5,053         (47,062)        (42,009)
LVIP UBS Large Cap Growth RPM Service Class                                 638,176      (1,400,121)       (761,945)
LVIP Vanguard Domestic Equity ETF Service Class                           1,630,364         (70,457)      1,559,907
LVIP Vanguard International Equity ETF Service Class                      1,069,797            (513)      1,069,284
Lord Abbett Fundamental Equity Class VC                                     479,662         (64,553)        415,109
MFS VIT Core Equity Service Class                                            11,626         (44,319)        (32,693)
MFS VIT Growth Initial Class                                                  4,237         (39,191)        (34,954)
MFS VIT Growth Service Class                                              1,022,895        (580,703)        442,192
MFS VIT Total Return Initial Class                                           10,408        (169,440)       (159,032)
MFS VIT Total Return Service Class                                        1,126,582      (3,706,361)     (2,579,779)
MFS VIT Utilities Initial Class                                               9,307         (99,631)        (90,324)
MFS VIT Utilities Service Class                                           1,377,742      (1,124,712)        253,030
Morgan Stanley UIF Capital Growth Class II                                   34,728         (12,460)         22,268
NB AMT Mid Cap Growth I Class                                               115,725        (697,225)       (581,500)
NB AMT Mid Cap Intrinsic Value I Class                                       72,608        (726,190)       (653,582)
Oppenheimer Global Securities Service Class                                 309,247         (39,106)        270,141
PIMCO VIT CommodityRealReturn Strategy Advisor Class                        709,936        (454,562)        255,374
Putnam VT Global Health Care Class IB                                        31,102         (49,262)        (18,160)
Putnam VT Growth & Income Class IB                                           25,915         (70,849)        (44,934)

7. SUBSEQUENT EVENT

Subsequent events were evaluated through the date these financial statements were issued.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors of The Lincoln National Life Insurance Company
  and
Contract Owners of Lincoln Life Variable Annuity Account N

We have audited the accompanying statements of assets and liabilities of Lincoln Life Variable Annuity Account N ("Variable Account"), comprised of the subaccounts described in Note 1, as of December 31, 2012, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the fund companies, or their transfer agent, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Lincoln Life Variable Annuity Account N at December 31, 2012, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
April 5, 2013

                    Lincoln Life Variable Annuity Account N

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is included in Part A of this Registration Statement.

     2. Part B

     The following financial statements for the Variable Account are included in Part B of this Registration Statement:

     Statement of Assets and Liabilities - December 31, 2012

     Statement of Operations - Year ended December 31, 2012

     Statements of Changes in Net Assets - Years ended December 31, 2012 and
     2011

     Notes to Financial Statements - December 31, 2012

     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration
     Statement:

     Consolidated Balance Sheets - Years ended December 31, 2012 and 2011

     Consolidated Statements of Comprehensive Income (Loss) - Years ended December 31, 2012, 2011 and 2010

     Consolidated Statements of Stockholders' Equity - Years ended December 31, 2012, 2011 and 2010

     Consolidated Statements of Cash Flows - Years ended December 31, 2012, 2011 and 2010

     Notes to Consolidated Financial Statements - December 31, 2012

     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolution of Board of Directors and Memorandum from the President of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 24, 1997.

(2) Not Applicable.

(3)(a) Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (b) Wholesaling Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (c) Amendment to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29,
   1999.

   (d) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 incorporated herein by reference to Post-Effective Amendment No. 5
   (File No. 333-40937) filed on April 19, 2000.

   (e) Form of Amendment to Wholesaling Agreement between Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

   (f) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

   (g) ChoicePlus Selling Agreement with Affiliates (11/03) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

   (h) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4)(a) ChoicePlus Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-40937) filed on September 3, 1998.

     (b) ChoicePlus Settlement Contract Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19,
   2000.

   (c) ChoicePlus Form of Income Contract Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-40937) filed on
September 3, 1998.

   (d) ChoicePlus Nursing Care Waiver of Surrender/Withdrawal Charges Rider incorporated herein by reference to Post-Effective Amendment No.3 (File No. 333-40937) filed on April 29, 1999.

   (e) ChoicePlus Section 403(b) Annuity Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (f) ChoicePlus Section 457 Government Deferred Compensation Plan Endorsement incorporated herein by reference to Post-Effective Amendment
   No. 3 (File No. 333-40937) filed on April 29, 1999.

   (g) ChoicePlus IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29,
   1999.

   (h) ChoicePlus Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (i) ChoicePlus Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (j) ChoicePlus Contract Amendment (Definitions) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (k) ChoicePlus Contract Amendment (Death Benefit) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 1, 2000.

   (l) ChoicePlus Contract Amendment (CRT) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19,
   2000.

   (m) ChoicePlus Contract Amendment (AG) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19,
   2000.

   (n) ChoicePlus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

   (o) ChoicePlus and ChoicePlus II Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

   (p) ChoicePlus and ChoicePlus II Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

   (q) ChoicePlus II Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (r) ChoicePlus II Annuity Payment Option Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (s) ChoicePlus II Interest Adjusted Fixed Account Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (t) ChoicePlus II 1% Step-up Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (u) ChoicePlus II Estate Enhancement Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (v) ChoicePlus II 1% Estate Enhancement Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (w) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-40937) filed on October 11, 2002.

   (x) Accumulation Benefit Enhancement (ABE) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

   (y) Estate Enhancement Benefit Rider w/5% Step-Up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 19, 2002.

   (z) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-40937) filed on October
   11, 2002.

   (aa) 28877-E IRA Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (bb) 28877 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (cc) 5305 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (dd) Contract Benefit Data (I4LA-CB 8/02) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24,
   2003.

   (ee) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24,
   2003.

   (ff) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on
   April 24, 2003.

   (gg) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (hh) Variable Annuity Income Rider (I4LA-NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (ii) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (jj) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (kk) 32793 GMWB Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (ll) ABE prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (mm) 1% stepup and EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24,
   2003.

   (nn) EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (oo) 1% stepup and DB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24,
   2003.

   (pp) EGMDB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (qq) GOP prorate incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (rr) Variable Annuity Income Rider (I4L-NQ-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

   (ss) Variable Annuity Income Rider (I4L-NQ 8/03) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2004.

   (tt) Variable Annuity Income Rider (I4L-Q-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2003.

   (uu) (Variable Annuity Income Rider (I4L-Q 8/03) incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-40937) filed on April 15, 2003.

   (vv) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-18419) filed on May 28, 2004.

   (ww) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (xx) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (yy) Variable Annuity Income Rider (i4LA-NQ PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (zz) Variable Annuity Income Rider (i4LA-Q PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (aaa) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

   (bbb) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 19, 2006.

   (ccc) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 19, 2006.

   (ddd) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 19,
   2006.

   (eee) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 19,
   2006.

   (fff) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 19, 2006.

   (ggg) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 19, 2006.

   (hhh) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on December
   21, 2006.

   (iii) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on April 13, 2007.

   (jjj) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on April 13, 2007.

   (kkk) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

   (lll) Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (mmm) Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (nnn) Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (ooo) Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (ppp) SmartIncome Rider and Amendment (AE 525 2/09) incorporated herein by reference to Post-Effective Amendment No. 38 (File No. 333-61554) filed on November 20, 2009.

   (qqq) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

   (rrr) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

   (sss) Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28,
   2010.

   (ttt) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

   (uuu) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

   (vvv) Long-Term Care Benefits Rider (AR 518 3/10 Level) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

   (www) Long-Term Care Benefits Rider (AR 519 3/10 Growth) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

   (xxx) Contract Amendment for LTC Benefits (AA 531 3/10) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

   (yyy) LTC Fixed Account Rider (AR 532) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December
   22, 2010.

   (zzz) LTC Benefit Specifications (AS 533) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December
22, 2010.

   (a-4) Long-Term Care Coverage Endorsement (AE 517) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

   (b-4) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds)
     (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.

   (b-4) ChoicePlus Assurance Variable Annuity Contract (30070-B) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed August 8, 2001.

   (d-4) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registration on Form N-4 (File No. 333-181612) filed on May 23, 2012.

(5)(a) ChoicePlus Application incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

   (b) ChoicePlus II Application incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-40937) filed on August 8, 2001.

   (c) ChoicePlus Assurance (B Share) Application (CPAB 1/08) incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 333-40937) filed on April 10, 2008.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

   (b) By-Laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7)(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on
   April 7, 2010.

   (b) Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

     (i) Amendments to Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.

(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

     (i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

     (ii) DWS Investment VIT Funds incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

     (iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.

     (iv) American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

     (v) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

     (vi) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.

     (vii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

     (viii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

     (ix) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.

     (x) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.

     (xi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

     (xii) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (xiii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on
   April 1, 2010.

     (xiv) DWS Variable Series Funds II incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

     (xv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

     (xvi) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

     (b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:

     (i) AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (ii) American Century Investments Variable Products incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

     (iii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (iv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effectivde Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

     (v) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.

     (vi) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (vii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (viii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (ix) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (x) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (xi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.

     (xii) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

   (c) Accounting and Financial Administration Services Agreement among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(9)(a) Opinion and Consent of Jeremy Sachs, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-40937) filed on September 3, 1998.

   (b) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-40937) filed on June 15, 2001.

   (c) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed April 24, 2003.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

     (b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company

(11) Not Applicable

(12) Not Applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 033-26032) filed on September 21, 2012.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.


Name                          Positions and Offices with Depositor
---------------------------   --------------------------------------------------------------------
Dennis R. Glass**             President and Director
Chuck C. Cornelio***          Executive Vice President, Chief Administrative Officer and Director
Randal J. Freitag**           Executive Vice President, Chief Financial Officer and Director
Mark E. Konen**               Executive Vice President and Director
Keith J. Ryan*                Vice President and Director
Charles A. Brawley, III**     Vice President and Secretary
Ellen Cooper**                Executive Vice President, Chief Investment Officer and Director
Jeffrey D. Coutts**           Senior Vice President and Treasurer

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana
   46802

**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

***Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of February 28, 2013 there were 243,919 contract owners under Account N.

Item 28. Indemnification

     a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. ("LFD") currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:


Name                        Positions and Offices with Underwriter
-------------------------   -----------------------------------------------------
Wilford H. Fuller*          President, Chief Executive Officer and Director
David M. Kittredge*         Senior Vice President
Jeffrey D. Coutts*          Senior Vice President and Treasurer
Patrick J. Caulfield**      Vice President and Chief Compliance Officer
Joel Schwartz*              Senior Vice President and Director
Elizabeth F. Conover***     Assistant Vice President and Chief Financial Officer
Thomas P. O'Neill*          Senior Vice President and Director
Nancy A. Smith*             Secretary

*Principal Business address is Radnor Financial Center, 150 Radnor Chester
   Road, Radnor, PA 19087

**Principal Business address is 350 Church Street, Hartford, CT 06103

***Principal Business address is 100 Greene Street, Greensboro, NC 27401

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort

Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

   (d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration
    Statement and has caused this Post-Effective Amendment No. 54 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 11th day of April, 2013.


      Lincoln Life Variable Annuity Account N (Registrant)
      Lincoln ChoicePlusSM, Lincoln ChoicePlusSM II, and
      Lincoln ChoicePlus AssuranceSM (B Share)
      By:   /s/ Kimberly A. Genovese
            ------------------------------------
            Kimberly A.Genovese
            Assistant Vice President, The Lincoln National Life Insurance
            Company
                                        (Title)
      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
      (Depositor)
      By:   /s/ Stephen R. Turer
            ------------------------------------
            Stephen R. Turer
            (Signature-Officer of Depositor)
            Vice President, The Lincoln National Life Insurance Company
                                        (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 11, 2013.

Signature                        Title
*                                President and Director (Principal Executive Officer)
------------------------------
Dennis R. Glass
*                                Executive Vice President, Chief Investment Officer and Direc-
------------------------------
                                 tor
Ellen Cooper
*                                Executive Vice President, Chief Administrative Officer and Direc-
------------------------------
                                 tor
Charles C. Cornelio
*                                Executive Vice President, Chief Financial Officer and Director
------------------------------
                                 (Principal Financial Officer)
Randal J. Freitag
*                                Executive Vice President and Director
------------------------------
Mark E. Konen
*                                Vice President and Director
------------------------------
Keith J. Ryan
*By: /s/ Kimberly A.Genovese     Pursuant to a Power of Attorney
 ---------------------------
  Kimberly A.Genovese